UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2026

This report on Form N-CSR relates solely to the Registrant’s Fidelity Corporate Bond Fund, Fidelity Flex U.S. Bond Index Fund, Fidelity Series Bond Index Fund, Fidelity Series Government Money Market Fund, Fidelity Series Investment Grade Bond Fund, Fidelity Series Short-Term Credit Fund, and Fidelity U.S. Bond Index Fund (the “Funds”).

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2026
Fidelity® Corporate Bond Fund Fidelity Advisor® Corporate Bond Fund Class C : FCCCX

This annual shareholder report contains information about Fidelity® Corporate Bond Fund for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 153	1.52%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, a resilient economy and heavy U.S. Treasury issuance.
•Against this backdrop, security selection contributed to the fund's performance versus the benchmark Bloomberg U.S. Credit Bond Index for the fiscal year, whereas sector positioning slightly detracted.
•Bond picks among companies in the financials and industrials sectors contributed roughly equally this year. Within financials, broadly diversified exposure to banks and insurance companies, along with holdings of real estate investment trusts, helped the most.
•Within industrials, companies in consumer-related industries added the most value. In consumer non-cyclicals, pharmaceutical company Bayer was a notable standout.
•Outside of corporate credit, an allocation to U.S. Treasurys and cash - held for liquidity and risk-management purposes - meaningfully dampened the fund's relative result. Underweighting sovereign bonds was another modest detractor. These negatives were somewhat offset by steering clear of other government-related categories, as these bonds lagged credit amid extensive government borrowing, persistent inflation and rising yields.
•During the period, the fund's managers continued to emphasize issuers rated BBB, as they believe there is opportunity for alpha potential over time resulting from improving credit quality.
•Noteworthy positioning changes included increasing the allocation to technology issuers, mainly by adding AI-linked companies, such as Nvidia, Alphabet, Meta Platforms and Oracle. Additionally, the fund increased its exposure to finance companies, primarily aircraft lessors.
•As of August 31, the fund maintained overweight allocations in financial institutions and utilities, and underweight exposure to industrials.
•As the fund's managers continued to put capital to work in the corporate market, the portfolio's combined allocation to Treasurys and cash was significantly reduced during the period, from roughly 12% at the beginning to about 4% at the end.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
August 31, 2016 through August 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	-0.32%	-1.23%	1.48%
Class C	0.66%	-1.23%	1.48%
Bloomberg U.S. Credit Bond Index	1.98%	-0.07%	2.21%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.40%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2026)

KEY FACTS
Fund Size	$1,910,388,376
Number of Holdings	597
Total Advisory Fee	$7,091,502
Portfolio Turnover	46%
What did the Fund invest in?
(as of August 31, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 3.4
AAA - 0.3
AA - 3.7
A - 26.5
BBB - 58.0
BB - 4.6
B - 1.0
Not Rated - 0.6
Short-Term Investments and Net Other Assets (Liabilities) - 1.9

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 91.1
U.S. Treasury Obligations - 3.4
Asset-Backed Securities - 1.9
CMOs and Other Mortgage Related Securities - 0.8
Foreign Government and Government Agency Obligations - 0.5
Preferred Securities - 0.3
Other Investments - 0.1
Municipal Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 83.4
United Kingdom - 3.1
Canada - 2.8
Ireland - 2.5
Germany - 1.5
Australia - 1.2
Japan - 1.0
France - 0.8
Spain - 0.8
Others - 2.9

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bonds	3.4
JPMorgan Chase & Co	2.4
Morgan Stanley	2.2
Oracle Corp	2.1
Bank of America Corp	1.9
Broadcom Inc	1.6
Wells Fargo & Co	1.6
Duke Energy Corp	1.3
Meta Platforms Inc	1.2
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.1
18.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913638.102    2217-TSRA-1026

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2026
Fidelity® Corporate Bond Fund Fidelity Advisor® Corporate Bond Fund Class M : FCBTX

This annual shareholder report contains information about Fidelity® Corporate Bond Fund for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 80	0.80%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, a resilient economy and heavy U.S. Treasury issuance.
•Against this backdrop, security selection contributed to the fund's performance versus the benchmark Bloomberg U.S. Credit Bond Index for the fiscal year, whereas sector positioning slightly detracted.
•Bond picks among companies in the financials and industrials sectors contributed roughly equally this year. Within financials, broadly diversified exposure to banks and insurance companies, along with holdings of real estate investment trusts, helped the most.
•Within industrials, companies in consumer-related industries added the most value. In consumer non-cyclicals, pharmaceutical company Bayer was a notable standout.
•Outside of corporate credit, an allocation to U.S. Treasurys and cash - held for liquidity and risk-management purposes - meaningfully dampened the fund's relative result. Underweighting sovereign bonds was another modest detractor. These negatives were somewhat offset by steering clear of other government-related categories, as these bonds lagged credit amid extensive government borrowing, persistent inflation and rising yields.
•During the period, the fund's managers continued to emphasize issuers rated BBB, as they believe there is opportunity for alpha potential over time resulting from improving credit quality.
•Noteworthy positioning changes included increasing the allocation to technology issuers, mainly by adding AI-linked companies, such as Nvidia, Alphabet, Meta Platforms and Oracle. Additionally, the fund increased its exposure to finance companies, primarily aircraft lessors.
•As of August 31, the fund maintained overweight allocations in financial institutions and utilities, and underweight exposure to industrials.
•As the fund's managers continued to put capital to work in the corporate market, the portfolio's combined allocation to Treasurys and cash was significantly reduced during the period, from roughly 12% at the beginning to about 4% at the end.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
August 31, 2016 through August 31, 2026.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 4.00% sales charge)	-2.67%	-1.33%	1.62%
Class M (without 4.00% sales charge)	1.39%	-0.52%	2.04%
Bloomberg U.S. Credit Bond Index	1.98%	-0.07%	2.21%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.40%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2026)

KEY FACTS
Fund Size	$1,910,388,376
Number of Holdings	597
Total Advisory Fee	$7,091,502
Portfolio Turnover	46%
What did the Fund invest in?
(as of August 31, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 3.4
AAA - 0.3
AA - 3.7
A - 26.5
BBB - 58.0
BB - 4.6
B - 1.0
Not Rated - 0.6
Short-Term Investments and Net Other Assets (Liabilities) - 1.9

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 91.1
U.S. Treasury Obligations - 3.4
Asset-Backed Securities - 1.9
CMOs and Other Mortgage Related Securities - 0.8
Foreign Government and Government Agency Obligations - 0.5
Preferred Securities - 0.3
Other Investments - 0.1
Municipal Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 83.4
United Kingdom - 3.1
Canada - 2.8
Ireland - 2.5
Germany - 1.5
Australia - 1.2
Japan - 1.0
France - 0.8
Spain - 0.8
Others - 2.9

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bonds	3.4
JPMorgan Chase & Co	2.4
Morgan Stanley	2.2
Oracle Corp	2.1
Bank of America Corp	1.9
Broadcom Inc	1.6
Wells Fargo & Co	1.6
Duke Energy Corp	1.3
Meta Platforms Inc	1.2
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.1
18.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913639.102    2218-TSRA-1026

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® U.S. Bond Index Fund Fidelity® U.S. Bond Index Fund : FXNAX

This annual shareholder report contains information about Fidelity® U.S. Bond Index Fund for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® U.S. Bond Index Fund	$ 3	0.03%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, a resilient economy and heavy U.S. Treasury issuance.
•We construct the portfolio using optimization. This approach minimizes the differences between risk exposures of the fund relative to the index. We attempt to hold all positions held by the index in the same relative proportions.
•Exposures include duration, key-rate durations, sector, and other factors,
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
August 31, 2016 through August 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® U.S. Bond Index Fund	1.94%	-0.29%	1.37%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.40%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2026)

KEY FACTS
Fund Size	$69,780,352,965
Number of Holdings	10,619
Total Advisory Fee	$17,011,407
Portfolio Turnover	48%
What did the Fund invest in?
(as of August 31, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 70.1
AAA - 2.2
AA - 3.6
A - 13.5
BBB - 9.7
BB - 0.3
Not Rated - 0.9
Short-Term Investments and Net Other Assets (Liabilities) - (0.3)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 46.4
Corporate Bonds - 26.3
U.S. Government Agency - Mortgage Securities - 23.5
CMOs and Other Mortgage Related Securities - 1.5
Foreign Government and Government Agency Obligations - 1.3
Asset-Backed Securities - 0.6
Municipal Securities - 0.4
U.S. Government Agency Obligations - 0.2
Other Investments - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - (0.3)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 94.5
Canada - 1.1
United Kingdom - 0.9
Japan - 0.6
Multi-national - 0.4
Mexico - 0.4
Germany - 0.2
Australia - 0.2
Spain - 0.2
Others - 1.5

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	37.3
Fannie Mae Mortgage pass-thru certificates	9.3
US Treasury Bonds	9.1
Freddie Mac Gold Pool	7.6
Ginnie Mae II Pool	4.5
Ginnie Mae I Pool	1.2
Freddie Mac Multifamily Structured pass-thru certificates	0.9
JPMorgan Chase & Co	0.7
Bank of America Corp	0.7
Uniform Mortgage Backed Securities	0.6
71.9
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Management fee Operating expenses

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913626.102    2326-TSRA-1026

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2026
Fidelity® Corporate Bond Fund Fidelity Advisor® Corporate Bond Fund Class Z : FIKOX

This annual shareholder report contains information about Fidelity® Corporate Bond Fund for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 36	0.36%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, a resilient economy and heavy U.S. Treasury issuance.
•Against this backdrop, security selection contributed to the fund's performance versus the benchmark Bloomberg U.S. Credit Bond Index for the fiscal year, whereas sector positioning slightly detracted.
•Bond picks among companies in the financials and industrials sectors contributed roughly equally this year. Within financials, broadly diversified exposure to banks and insurance companies, along with holdings of real estate investment trusts, helped the most.
•Within industrials, companies in consumer-related industries added the most value. In consumer non-cyclicals, pharmaceutical company Bayer was a notable standout.
•Outside of corporate credit, an allocation to U.S. Treasurys and cash - held for liquidity and risk-management purposes - meaningfully dampened the fund's relative result. Underweighting sovereign bonds was another modest detractor. These negatives were somewhat offset by steering clear of other government-related categories, as these bonds lagged credit amid extensive government borrowing, persistent inflation and rising yields.
•During the period, the fund's managers continued to emphasize issuers rated BBB, as they believe there is opportunity for alpha potential over time resulting from improving credit quality.
•Noteworthy positioning changes included increasing the allocation to technology issuers, mainly by adding AI-linked companies, such as Nvidia, Alphabet, Meta Platforms and Oracle. Additionally, the fund increased its exposure to finance companies, primarily aircraft lessors.
•As of August 31, the fund maintained overweight allocations in financial institutions and utilities, and underweight exposure to industrials.
•As the fund's managers continued to put capital to work in the corporate market, the portfolio's combined allocation to Treasurys and cash was significantly reduced during the period, from roughly 12% at the beginning to about 4% at the end.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 2, 2018 through August 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	1.83%	-0.07%	2.92%
Bloomberg U.S. Credit Bond Index	1.98%	-0.07%	2.72%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.92%
A   From October 2, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2026)

KEY FACTS
Fund Size	$1,910,388,376
Number of Holdings	597
Total Advisory Fee	$7,091,502
Portfolio Turnover	46%
What did the Fund invest in?
(as of August 31, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 3.4
AAA - 0.3
AA - 3.7
A - 26.5
BBB - 58.0
BB - 4.6
B - 1.0
Not Rated - 0.6
Short-Term Investments and Net Other Assets (Liabilities) - 1.9

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 91.1
U.S. Treasury Obligations - 3.4
Asset-Backed Securities - 1.9
CMOs and Other Mortgage Related Securities - 0.8
Foreign Government and Government Agency Obligations - 0.5
Preferred Securities - 0.3
Other Investments - 0.1
Municipal Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 83.4
United Kingdom - 3.1
Canada - 2.8
Ireland - 2.5
Germany - 1.5
Australia - 1.2
Japan - 1.0
France - 0.8
Spain - 0.8
Others - 2.9

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bonds	3.4
JPMorgan Chase & Co	2.4
Morgan Stanley	2.2
Oracle Corp	2.1
Bank of America Corp	1.9
Broadcom Inc	1.6
Wells Fargo & Co	1.6
Duke Energy Corp	1.3
Meta Platforms Inc	1.2
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.1
18.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913641.102    3304-TSRA-1026

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Series Government Money Market Fund Fidelity® Series Government Money Market Fund : FGNXX

This annual shareholder report contains information about Fidelity® Series Government Money Market Fund for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Government Money Market Fund	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

Key Fund Statistics
(as of August 31, 2026)

KEY FACTS
Fund Size	$2,914,496,089
Number of Holdings	451
Total Advisory Fee	$0
What did the Fund invest in?
(as of August 31, 2026)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	45.3
8-30	14.2
31-60	14.7
61-90	6.8
91-180	14.5
>180	3.1

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 38.9
Repurchase Agreements - 31.5
U.S. Government Agency - Debt - 28.2
Net Other Assets (Liabilities) - 1.4

How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 .

The fund modified its principal investment risks during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913650.102    2815-TSRA-1026

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2026
Fidelity® Series Bond Index Fund Fidelity® Series Bond Index Fund : FIFZX

This annual shareholder report contains information about Fidelity® Series Bond Index Fund for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Bond Index Fund	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, a resilient economy and heavy U.S. Treasury issuance.
•We construct the portfolio using optimization. This approach minimizes the differences between risk exposures of the fund relative to the index. We attempt to hold all positions held by the index in the same relative proportions.
•Exposures include duration, key-rate durations, sector, and other factors.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 26, 2019 through August 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity® Series Bond Index Fund	1.94%	-0.30%	1.43%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.44%
A   From April 26, 2019

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2026)

KEY FACTS
Fund Size	$35,506,686,383
Number of Holdings	10,201
Total Advisory Fee	$0
Portfolio Turnover	59%
What did the Fund invest in?
(as of August 31, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 69.9
AAA - 2.6
AA - 3.9
A - 13.1
BBB - 9.9
BB - 0.4
Not Rated - 0.6
Short-Term Investments and Net Other Assets (Liabilities) - (0.4)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 46.5
Corporate Bonds - 26.8
U.S. Government Agency - Mortgage Securities - 23.1
CMOs and Other Mortgage Related Securities - 1.4
Foreign Government and Government Agency Obligations - 1.3
Asset-Backed Securities - 0.6
Municipal Securities - 0.3
U.S. Government Agency Obligations - 0.3
Other Investments - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - (0.4)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 94.5
Canada - 1.2
United Kingdom - 0.9
Japan - 0.6
Multi-national - 0.6
Mexico - 0.4
Australia - 0.2
Spain - 0.2
Germany - 0.2
Others - 1.2

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	36.4
US Treasury Bonds	10.1
Fannie Mae Mortgage pass-thru certificates	9.2
Freddie Mac Gold Pool	7.3
Ginnie Mae II Pool	4.4
Ginnie Mae I Pool	1.2
Freddie Mac Multifamily Structured pass-thru certificates	0.8
Uniform Mortgage Backed Securities	0.7
JPMorgan Chase & Co	0.7
Bank of America Corp	0.7
71.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913662.102    3357-TSRA-1026

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2026
Fidelity® Corporate Bond Fund Fidelity Advisor® Corporate Bond Fund Class A : FCBAX

This annual shareholder report contains information about Fidelity® Corporate Bond Fund for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 78	0.77%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, a resilient economy and heavy U.S. Treasury issuance.
•Against this backdrop, security selection contributed to the fund's performance versus the benchmark Bloomberg U.S. Credit Bond Index for the fiscal year, whereas sector positioning slightly detracted.
•Bond picks among companies in the financials and industrials sectors contributed roughly equally this year. Within financials, broadly diversified exposure to banks and insurance companies, along with holdings of real estate investment trusts, helped the most.
•Within industrials, companies in consumer-related industries added the most value. In consumer non-cyclicals, pharmaceutical company Bayer was a notable standout.
•Outside of corporate credit, an allocation to U.S. Treasurys and cash - held for liquidity and risk-management purposes - meaningfully dampened the fund's relative result. Underweighting sovereign bonds was another modest detractor. These negatives were somewhat offset by steering clear of other government-related categories, as these bonds lagged credit amid extensive government borrowing, persistent inflation and rising yields.
•During the period, the fund's managers continued to emphasize issuers rated BBB, as they believe there is opportunity for alpha potential over time resulting from improving credit quality.
•Noteworthy positioning changes included increasing the allocation to technology issuers, mainly by adding AI-linked companies, such as Nvidia, Alphabet, Meta Platforms and Oracle. Additionally, the fund increased its exposure to finance companies, primarily aircraft lessors.
•As of August 31, the fund maintained overweight allocations in financial institutions and utilities, and underweight exposure to industrials.
•As the fund's managers continued to put capital to work in the corporate market, the portfolio's combined allocation to Treasurys and cash was significantly reduced during the period, from roughly 12% at the beginning to about 4% at the end.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
August 31, 2016 through August 31, 2026.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 4.00% sales charge)	-2.64%	-1.29%	1.67%
Class A (without 4.00% sales charge)	1.41%	-0.48%	2.09%
Bloomberg U.S. Credit Bond Index	1.98%	-0.07%	2.21%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.40%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2026)

KEY FACTS
Fund Size	$1,910,388,376
Number of Holdings	597
Total Advisory Fee	$7,091,502
Portfolio Turnover	46%
What did the Fund invest in?
(as of August 31, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 3.4
AAA - 0.3
AA - 3.7
A - 26.5
BBB - 58.0
BB - 4.6
B - 1.0
Not Rated - 0.6
Short-Term Investments and Net Other Assets (Liabilities) - 1.9

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 91.1
U.S. Treasury Obligations - 3.4
Asset-Backed Securities - 1.9
CMOs and Other Mortgage Related Securities - 0.8
Foreign Government and Government Agency Obligations - 0.5
Preferred Securities - 0.3
Other Investments - 0.1
Municipal Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 83.4
United Kingdom - 3.1
Canada - 2.8
Ireland - 2.5
Germany - 1.5
Australia - 1.2
Japan - 1.0
France - 0.8
Spain - 0.8
Others - 2.9

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bonds	3.4
JPMorgan Chase & Co	2.4
Morgan Stanley	2.2
Oracle Corp	2.1
Bank of America Corp	1.9
Broadcom Inc	1.6
Wells Fargo & Co	1.6
Duke Energy Corp	1.3
Meta Platforms Inc	1.2
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.1
18.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913637.102    2209-TSRA-1026

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2026
Fidelity® Series Investment Grade Bond Fund Fidelity® Series Investment Grade Bond Fund : FSIGX

This annual shareholder report contains information about Fidelity® Series Investment Grade Bond Fund for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Investment Grade Bond Fund	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, a resilient economy and heavy U.S. Treasury issuance.
•Against this backdrop, overweight holdings and investment choices among asset-backed securities and commercial mortgage-backed securities each notably contributed to the fund's performance versus the benchmark Bloomberg U.S. Aggregate Index for the fiscal year.
•Among investment-grade corporate bonds, an overweight and security selection among financial institutions added value.
•In contrast, below-benchmark exposure to the industrial sector within corporates detracted from the fund's relative performance. An underweight in mortgage-backed securities modestly hurt as well.
•The fund's yield-curve positioning also was a slight performance drag.
•Notable changes over the past 12 months included management's decisions to modestly increase exposure to U.S. Treasurys and investment-grade corporate bonds.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
August 31, 2016 through August 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Series Investment Grade Bond Fund	1.99%	0.36%	2.26%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.40%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2026)

KEY FACTS
Fund Size	$38,088,179,926
Number of Holdings	5,139
Total Advisory Fee	$0
Portfolio Turnover	169%
What did the Fund invest in?
(as of August 31, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 63.7
AAA - 5.4
AA - 0.9
A - 7.5
BBB - 14.6
BB - 2.0
B - 0.8
CCC,CC,C - 0.1
Not Rated - 7.5
Short-Term Investments and Net Other Assets (Liabilities) - (2.5)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 48.3
Corporate Bonds - 22.7
U.S. Government Agency - Mortgage Securities - 15.4
Asset-Backed Securities - 8.4
CMOs and Other Mortgage Related Securities - 7.4
Other Investments - 0.2
Foreign Government and Government Agency Obligations - 0.1
Options - 0.0
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (2.5)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.6
Grand Cayman (UK Overseas Ter) - 4.6
United Kingdom - 1.0
Mexico - 0.7
Bailiwick Of Jersey - 0.7
Ireland - 0.6
Germany - 0.3
Japan - 0.3
Switzerland - 0.2
Others - 1.0

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	37.5
US Treasury Bonds	10.8
Fannie Mae Mortgage pass-thru certificates	5.1
Freddie Mac Gold Pool	3.8
Ginnie Mae II Pool	3.2
Uniform Mortgage Backed Securities	2.4
Freddie Mac Multifamily Structured pass-thru certificates	1.7
JPMorgan Chase & Co	1.1
Bank of America Corp	0.9
Morgan Stanley	0.9
67.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913635.102    2114-TSRA-1026

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2026
Fidelity® Corporate Bond Fund Fidelity® Corporate Bond Fund : FCBFX

This annual shareholder report contains information about Fidelity® Corporate Bond Fund for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Corporate Bond Fund	$ 45	0.45%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, a resilient economy and heavy U.S. Treasury issuance.
•Against this backdrop, security selection contributed to the fund's performance versus the benchmark Bloomberg U.S. Credit Bond Index for the fiscal year, whereas sector positioning slightly detracted.
•Bond picks among companies in the financials and industrials sectors contributed roughly equally this year. Within financials, broadly diversified exposure to banks and insurance companies, along with holdings of real estate investment trusts, helped the most.
•Within industrials, companies in consumer-related industries added the most value. In consumer non-cyclicals, pharmaceutical company Bayer was a notable standout.
•Outside of corporate credit, an allocation to U.S. Treasurys and cash - held for liquidity and risk-management purposes - meaningfully dampened the fund's relative result. Underweighting sovereign bonds was another modest detractor. These negatives were somewhat offset by steering clear of other government-related categories, as these bonds lagged credit amid extensive government borrowing, persistent inflation and rising yields.
•During the period, the fund's managers continued to emphasize issuers rated BBB, as they believe there is opportunity for alpha potential over time resulting from improving credit quality.
•Noteworthy positioning changes included increasing the allocation to technology issuers, mainly by adding AI-linked companies, such as Nvidia, Alphabet, Meta Platforms and Oracle. Additionally, the fund increased its exposure to finance companies, primarily aircraft lessors.
•As of August 31, the fund maintained overweight allocations in financial institutions and utilities, and underweight exposure to industrials.
•As the fund's managers continued to put capital to work in the corporate market, the portfolio's combined allocation to Treasurys and cash was significantly reduced during the period, from roughly 12% at the beginning to about 4% at the end.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
August 31, 2016 through August 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Corporate Bond Fund	1.74%	-0.16%	2.42%
Bloomberg U.S. Credit Bond Index	1.98%	-0.07%	2.21%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.40%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2026)

KEY FACTS
Fund Size	$1,910,388,376
Number of Holdings	597
Total Advisory Fee	$7,091,502
Portfolio Turnover	46%
What did the Fund invest in?
(as of August 31, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 3.4
AAA - 0.3
AA - 3.7
A - 26.5
BBB - 58.0
BB - 4.6
B - 1.0
Not Rated - 0.6
Short-Term Investments and Net Other Assets (Liabilities) - 1.9

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 91.1
U.S. Treasury Obligations - 3.4
Asset-Backed Securities - 1.9
CMOs and Other Mortgage Related Securities - 0.8
Foreign Government and Government Agency Obligations - 0.5
Preferred Securities - 0.3
Other Investments - 0.1
Municipal Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 83.4
United Kingdom - 3.1
Canada - 2.8
Ireland - 2.5
Germany - 1.5
Australia - 1.2
Japan - 1.0
France - 0.8
Spain - 0.8
Others - 2.9

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bonds	3.4
JPMorgan Chase & Co	2.4
Morgan Stanley	2.2
Oracle Corp	2.1
Bank of America Corp	1.9
Broadcom Inc	1.6
Wells Fargo & Co	1.6
Duke Energy Corp	1.3
Meta Platforms Inc	1.2
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.1
18.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913636.102    2208-TSRA-1026

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Series Short-Term Credit Fund Fidelity® Series Short-Term Credit Fund : FYBTX

This annual shareholder report contains information about Fidelity® Series Short-Term Credit Fund for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Short-Term Credit Fund	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, a resilient economy and heavy U.S. Treasury issuance.
•Against this backdrop, the co-managers' security selection among corporate bonds contributed to performance versus the benchmark Bloomberg U.S. Credit 1-3 Years Bond Index for the fiscal year. Within corporates, debt holdings among financial institutions, especially banks, and industrial firms, particularly in the consumer cyclical and consumer non-cyclical segments, added value.
•The fund's non-benchmark exposure to asset-backed securities, including car loan debt and collateralized loan obligations, also meaningfully contributed. An out-of-benchmark allocation to commercial mortgage-backed securities helped as well.
•In contrast, the fund's yield-curve positioning detracted from relative performance.
•At period end, corporate credit made up roughly 75% of fund assets, which was underweight versus the benchmark average of 83%. Exposure to ABS stood at roughly 12% as of August 31, while CMBS comprised about 4%, and U.S. Treasurys approximately 5%, of the portfolio at the close of the fiscal year.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
August 31, 2016 through August 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Series Short-Term Credit Fund	3.28%	2.98%	2.71%
Bloomberg U.S. Credit 1-3 Years Bond Index	3.22%	2.70%	2.56%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.40%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2026)

KEY FACTS
Fund Size	$348,653,516
Number of Holdings	441
Total Advisory Fee	$0
Portfolio Turnover	76%
What did the Fund invest in?
(as of August 31, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 6.1
AAA - 9.8
AA - 1.0
A - 34.6
BBB - 37.7
BB - 3.1
Not Rated - 6.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.8

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 75.1
Asset-Backed Securities - 12.4
CMOs and Other Mortgage Related Securities - 5.3
U.S. Treasury Obligations - 5.2
U.S. Government Agency - Mortgage Securities - 0.9
Other Investments - 0.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 74.7
United Kingdom - 5.9
Grand Cayman (UK Overseas Ter) - 4.1
Germany - 3.2
Japan - 2.3
Canada - 1.9
Ireland - 1.8
Bailiwick Of Jersey - 1.5
Netherlands - 1.4
Others - 3.2

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	5.2
Bank of America Corp	3.9
JPMorgan Chase & Co	2.7
Wells Fargo & Co	2.5
Morgan Stanley	2.3
Citigroup Inc	2.0
Goldman Sachs Group Inc/The	1.9
General Motors Financial Co Inc	1.6
Ford Motor Credit Co LLC	1.6
Barclays PLC	1.4
25.1
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 .

The fund modified its principal investment strategies during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913649.102    2743-TSRA-1026

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2026
Fidelity Flex® U.S. Bond Index Fund Fidelity Flex® U.S. Bond Index Fund : FIBUX

This annual shareholder report contains information about Fidelity Flex® U.S. Bond Index Fund for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® U.S. Bond Index Fund	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, a resilient economy and heavy U.S. Treasury issuance.
•We construct the portfolio using optimization. This approach minimizes the differences between risk exposures of the fund relative to the index. We attempt to hold all positions held by the index in the same relative proportions.
•Exposures include duration, key-rate durations, sector, and other factors.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
March 9, 2017 through August 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity Flex® U.S. Bond Index Fund	1.92%	-0.30%	1.82%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.85%
A   From March 9, 2017

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2026)

KEY FACTS
Fund Size	$4,295,922,500
Number of Holdings	6,017
Total Advisory Fee	$0
Portfolio Turnover	69%
What did the Fund invest in?
(as of August 31, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 70.4
AAA - 2.3
AA - 3.9
A - 13.6
BBB - 9.4
BB - 0.4
Not Rated - 0.5
Short-Term Investments and Net Other Assets (Liabilities) - (0.5)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 47.2
Corporate Bonds - 26.8
U.S. Government Agency - Mortgage Securities - 22.9
CMOs and Other Mortgage Related Securities - 1.3
Foreign Government and Government Agency Obligations - 1.2
Asset-Backed Securities - 0.5
U.S. Government Agency Obligations - 0.3
Municipal Securities - 0.2
Other Investments - 0.1
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - (0.5)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 94.5
Canada - 1.1
United Kingdom - 1.0
Japan - 0.6
Multi-national - 0.6
Mexico - 0.3
Australia - 0.2
Spain - 0.2
Belgium - 0.2
Others - 1.3

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	36.9
US Treasury Bonds	10.3
Fannie Mae Mortgage pass-thru certificates	9.0
Freddie Mac Gold Pool	6.9
Ginnie Mae II Pool	4.2
Ginnie Mae I Pool	1.3
Uniform Mortgage Backed Securities	1.1
Freddie Mac Multifamily Structured pass-thru certificates	0.7
JPMorgan Chase & Co	0.7
Morgan Stanley	0.6
71.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913651.102    2917-TSRA-1026

ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2026
Fidelity® Corporate Bond Fund Fidelity Advisor® Corporate Bond Fund Class I : FCBIX

This annual shareholder report contains information about Fidelity® Corporate Bond Fund for the period September 1, 2025 to August 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 50	0.49%
What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, a resilient economy and heavy U.S. Treasury issuance.
•Against this backdrop, security selection contributed to the fund's performance versus the benchmark Bloomberg U.S. Credit Bond Index for the fiscal year, whereas sector positioning slightly detracted.
•Bond picks among companies in the financials and industrials sectors contributed roughly equally this year. Within financials, broadly diversified exposure to banks and insurance companies, along with holdings of real estate investment trusts, helped the most.
•Within industrials, companies in consumer-related industries added the most value. In consumer non-cyclicals, pharmaceutical company Bayer was a notable standout.
•Outside of corporate credit, an allocation to U.S. Treasurys and cash - held for liquidity and risk-management purposes - meaningfully dampened the fund's relative result. Underweighting sovereign bonds was another modest detractor. These negatives were somewhat offset by steering clear of other government-related categories, as these bonds lagged credit amid extensive government borrowing, persistent inflation and rising yields.
•During the period, the fund's managers continued to emphasize issuers rated BBB, as they believe there is opportunity for alpha potential over time resulting from improving credit quality.
•Noteworthy positioning changes included increasing the allocation to technology issuers, mainly by adding AI-linked companies, such as Nvidia, Alphabet, Meta Platforms and Oracle. Additionally, the fund increased its exposure to finance companies, primarily aircraft lessors.
•As of August 31, the fund maintained overweight allocations in financial institutions and utilities, and underweight exposure to industrials.
•As the fund's managers continued to put capital to work in the corporate market, the portfolio's combined allocation to Treasurys and cash was significantly reduced during the period, from roughly 12% at the beginning to about 4% at the end.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
August 31, 2016 through August 31, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	1.69%	-0.21%	2.37%
Bloomberg U.S. Credit Bond Index	1.98%	-0.07%	2.21%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.40%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of August 31, 2026)

KEY FACTS
Fund Size	$1,910,388,376
Number of Holdings	597
Total Advisory Fee	$7,091,502
Portfolio Turnover	46%
What did the Fund invest in?
(as of August 31, 2026)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 3.4
AAA - 0.3
AA - 3.7
A - 26.5
BBB - 58.0
BB - 4.6
B - 1.0
Not Rated - 0.6
Short-Term Investments and Net Other Assets (Liabilities) - 1.9

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 91.1
U.S. Treasury Obligations - 3.4
Asset-Backed Securities - 1.9
CMOs and Other Mortgage Related Securities - 0.8
Foreign Government and Government Agency Obligations - 0.5
Preferred Securities - 0.3
Other Investments - 0.1
Municipal Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 83.4
United Kingdom - 3.1
Canada - 2.8
Ireland - 2.5
Germany - 1.5
Australia - 1.2
Japan - 1.0
France - 0.8
Spain - 0.8
Others - 2.9

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bonds	3.4
JPMorgan Chase & Co	2.4
Morgan Stanley	2.2
Oracle Corp	2.1
Bank of America Corp	1.9
Broadcom Inc	1.6
Wells Fargo & Co	1.6
Duke Energy Corp	1.3
Meta Platforms Inc	1.2
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.1
18.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913640.102    2220-TSRA-1026

Item 2.

Code of Ethics

As of the end of the period, August 31, 2026, Fidelity Salem Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Laura M. Bishop is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Bishop is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Corporate Bond Fund, Fidelity Flex U.S. Bond Index Fund, Fidelity Series Bond Index Fund, Fidelity Series Government Money Market Fund, Fidelity Series Investment Grade Bond Fund, Fidelity Series Short-Term Credit Fund, and Fidelity U.S. Bond Index Fund (the “Funds”):

Services Billed by PwC

August 31, 2026 FeesA	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Corporate Bond Fund	$73,400	$6,100	$11,900	$2,300
Fidelity Flex U.S. Bond Index Fund	$76,600	$6,100	$9,500	$2,300
Fidelity Series Bond Index Fund	$91,500	$7,400	$12,600	$2,700
Fidelity Series Government Money Market Fund	$37,300	$2,800	$2,200	$1,000
Fidelity Series Investment Grade Bond Fund	$113,000	$9,000	$14,900	$3,400
Fidelity Series Short-Term Credit Fund	$67,500	$5,500	$10,400	$2,100
Fidelity U.S. Bond Index Fund	$92,600	$7,300	$11,900	$2,700

August 31, 2025 FeesA

Audit Fees		Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Corporate Bond Fund	$74,600	$6,200	$13,100	$2,500
Fidelity Flex U.S. Bond Index Fund	$77,300	$6,200	$9,500	$2,500
Fidelity Series Bond Index Fund	$92,100	$7,500	$12,600	$3,000
Fidelity Series Government Money Market Fund	$37,800	$2,900	$2,200	$1,100
Fidelity Series Investment Grade Bond Fund	$113,700	$9,200	$14,900	$3,700
Fidelity Series Short-Term Credit Fund	$68,200	$5,600	$10,400	$2,300
Fidelity U.S. Bond Index Fund	$92,900	$7,400	$11,900	$3,000

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by PwC

	August 31, 2026A	August 31, 2025A
Audit-Related Fees	$9,348,700	$9,680,100
Tax Fees	$1,000	$1,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	August 31, 2026A	August 31, 2025A
PwC	$14,695,200	$14,775,300

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its(their) audit of the Fund(s), taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® U.S. Bond Index Fund

Annual Report
August 31, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
"BLOOMBERG ®" and the Bloomberg indices listed herein (the "Indices") are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited ("BISL"), the administrator of the Indices (collectively, "Bloomberg") and have been licensed for use for certain purposes by Fidelity. Bloomberg is not affiliated with Fidelity, and Bloomberg does not approve, endorse, review, or recommend the fund. Bloomberg does not guarantee the timeliness, accuracy, or completeness of any data or information relating to the fund.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® U.S. Bond Index Fund
Schedule of Investments August 31, 2026
Showing Percentage of Net Assets
Asset-Backed Securities - 0.6%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.6%
Ally Auto Receivables Trust Series 2025-1 Class A3, 3.96% 3/15/2030	6,090,000	6,058,091
American Express Credit Account Master Trust Series 2023-4 Class A, 5.15% 9/16/2030	6,500,000	6,573,972
BMW Vehicle Lease Trust Series 2025-2 Class A3, 3.97% 9/25/2028	7,800,000	7,770,189
BMW Vehicle Owner Trust Series 2025-A Class A3, 4.56% 9/25/2029	3,766,594	3,771,462
Capital One Multi-Asset Execution Trust Series 2021-A2 Class A2, 1.39% 7/15/2030	13,710,000	12,937,557
Capital One Multi-Asset Execution Trust Series 2025-A3 Class A, 4.65% 10/15/2037	6,800,000	6,544,739
Capital One Prime Auto Receivables Trust Series 2023-1 Class A3, 4.87% 2/15/2028	443,943	444,293
Capital One Prime Auto Receivables Trust Series 2025-1 Class A3, 3.85% 7/15/2030	13,940,000	13,807,655
CarMax Auto Owner Trust Series 2023-2 Class A3, 5.05% 1/18/2028	2,260,851	2,263,051
CarMax Auto Owner Trust Series 2024-4 Class A3, 4.6% 10/15/2029	12,668,094	12,685,568
CarMax Auto Owner Trust Series 2025-1 Class A3, 4.84% 1/15/2030	5,160,000	5,178,112
Carmax Auto Owner Trust Series 2025-4 Class A3, 3.97% 12/16/2030	14,000,000	13,846,192
Carmax Auto Owner Trust Series 2026-3 Class A3, 4.6% 9/15/2031	12,800,000	12,786,424
Carmax Select Receivables Trust Series 2026-A Class A3, 3.99% 5/17/2032	1,900,000	1,875,716
Carmax Select Receivables Trust Series 2026-B Class A3, 4.64% 12/16/2030	2,420,000	2,415,852
Carvana Auto Receivables Trust Series 2025-P3 Class A3, 4.04% 11/11/2030	6,725,000	6,668,800
Chase Issuance Trust Series 2023-A2 Class A, 5.08% 9/15/2030	18,550,000	18,737,746
Citibank Credit Card Issuance Trust Series 2007-A3 Class A3, 6.15% 6/15/2039	17,016,000	18,134,163
Citibank Credit Card Issuance Trust Series 2018-A7 Class A7, 3.96% 10/13/2030	12,808,000	12,640,179
ESART Series 2025-5A Class A3, 4.24% 11/15/2029	8,200,000	8,189,288
Ford Credit Auto Lease Trust Series 2026-A Class A3, 4% 7/15/2029	5,365,000	5,324,500
Ford Credit Auto Owner Trust Series 2023-A Class A3, 4.65% 2/15/2028	1,127,805	1,128,395
Ford Credit Auto Owner Trust Series 2024-D Class A3, 4.61% 8/15/2029	16,144,060	16,172,621
Ford Credit Floorplan Master Owner Trust A Series 2025-2 Class A1, 4.06% 9/15/2030	8,370,000	8,273,265
Ford Credit Floorplan Master Owner Trust Series 2018-4 Class A, 4.06% 11/15/2030	5,000,000	4,926,779
GM Financial Automobile Leasing Trust Series 2025-1 Class A3, 4.66% 2/21/2028	3,765,903	3,770,645
GM Financial Consumer Automobile Receivables Trust Series 2023-2 Class A3, 4.47% 2/16/2028	1,599,913	1,600,330
Gm Financial Consumer Automobile Receivables Trust Series 2025-4 Class A3, 3.84% 2/18/2031	14,345,000	14,207,124
GMCAR Series 2026-1 Class A3, 3.84% 5/16/2031	13,250,000	13,077,272
Harot Series 2025-4 Class A3, 3.98% 6/17/2030	13,000,000	12,901,511
Honda Auto Receivables Owner Trust Series 2025-1 Class A3, 4.57% 9/21/2029	11,570,229	11,587,824
Honda Auto Receivables Owner Trust Series 2026-1 Class A3, 3.78% 9/23/2030	8,000,000	7,891,896
Hyundai Auto Receivables Trust Series 2025-D Class A3, 3.99% 9/16/2030	15,000,000	14,854,460
Hyundai Auto Receivables Trust Series 2026-A Class A3, 3.79% 2/18/2031	9,200,000	9,057,694
Hyundai Auto Receivables Trust Series 2026-B Class A3, 4.51% 2/18/2031	7,500,000	7,482,761
John Deere Owner Trust Series 2026-A Class A3, 3.87% 8/15/2030	5,400,000	5,320,196
MBART Series 2025-1 Class A3, 4.78% 12/17/2029	3,279,553	3,289,410
Mercedes-Benz Auto Lease Trust Series 2025-B Class A3, 3.88% 4/16/2029	13,420,000	13,322,402
Mercedes-Benz Auto Lease Trust Series 2026-A Class A3, 3.93% 1/15/2030	10,400,000	10,299,773
Nissan Auto Lease Trust Series 2025-A Class A3, 4.75% 3/15/2028	2,335,000	2,340,679
Santander Drive Auto Receivables Trust Series 2025-4 Class A3, 4.17% 4/15/2030	9,475,000	9,448,165
Toyota Auto Receivables Owner Trust Series 2025-A Class A3, 4.64% 8/15/2029	10,323,399	10,339,166
Toyota Auto Receivables Owner Trust Series 2025-D Class A3, 3.84% 6/17/2030	14,000,000	13,873,336
Toyota Auto Receivables Owner Trust Series 2026-A Class A3, 3.86% 9/16/2030	9,600,000	9,488,532
Toyota Auto Receivables Owner Trust Series 2026-C Class A3, 4.51% 3/17/2031	8,000,000	7,977,111
World Omni Auto Receivables Trust Series 2025-A Class A3, 4.73% 3/15/2030	3,326,898	3,333,974
World Omni Auto Receivables Trust Series 2025-D Class A3, 3.95% 3/17/2031	5,535,000	5,489,585
World Omni Auto Receivables Trust Series 2026-A Class A3, 3.86% 5/15/2031	13,500,000	13,305,079
TOTAL UNITED STATES		413,413,534
TOTAL ASSET-BACKED SECURITIES (Cost $417,234,700)		413,413,534

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Financials - 0.1%
Banks - 0.1%
Bank of America NA 6% 10/15/2036	4,075,000	4,177,363
Citibank NA 4.914% 5/29/2030	37,000,000	37,046,989
Keybank National Association 3.9% 4/13/2029	1,400,000	1,362,241
Keybank National Association 4.9% 8/8/2032	2,000,000	1,925,971
Manufacturers & Traders Trust Co 4.548% 4/18/2030 (b)	13,750,000	13,581,946
Morgan Stanley Bank NA 4.788% 5/10/2030 (b)	10,000,000	9,950,635
Morgan Stanley Private Bank NA 4.213% 2/8/2030 (b)	4,500,000	4,423,205
Regions Bank/Birmingham AL 6.45% 6/26/2037	1,850,000	1,918,530
Truist Bank 3.8% 10/30/2026	2,573,000	2,571,430
Truist Bank 4.136% 10/23/2029 (b)	3,000,000	2,956,277
Truist Bank 4.42% 7/24/2028 (b)	13,000,000	12,970,172
Truist Bank 5 year U.S. Treasury Index + 1.15%, 4.632% 9/17/2029 (b)(c)	9,000,000	8,884,400

TOTAL UNITED STATES		101,769,159
TOTAL BANK NOTES (Cost $102,903,215)		101,769,159

Commercial Mortgage Securities - 1.5%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.5%
BANK Series 2017-BNK4 Class ASB, 3.419% 5/15/2050	377,302	376,544
BANK Series 2020-BN28 Class A4, 1.844% 3/15/2063	33,271,649	29,312,932
BANK Series 2021-BN35 Class A5, 2.285% 6/15/2064	16,432,831	14,363,348
BANK Series 2022-BNK39 Class A4, 2.928% 2/15/2055	6,000,000	5,353,084
BANK Series 2022-BNK41 Class A4, 3.9151% 4/15/2065 (b)	27,916,479	25,945,165
BANK Series 2023-BNK45 Class A5, 5.203% 2/15/2056 (b)	5,000,000	4,956,097
BANK Series 2025-BNK51 Class A5, 5.29% 12/25/2067	20,300,000	20,118,463
BANK5 Series 2025-5YR18 Class A3, 5.145% 12/15/2058	11,170,000	11,146,962
BANK5 Series 2025-5YR19 Class A3, 5.27% 12/15/2058	9,616,000	9,640,135
BANK5 Series 2026-5YR20 Class A2, 4.619% 2/15/2059	16,400,000	16,054,149
BANK5 Series 2026-5YR22 Class A3, 5.713% 6/15/2059	5,200,000	5,300,954
BANK5 Series 2026-5YR23 Class A3, 5.61% 7/15/2059	5,000,000	5,077,077
BBCMS Mortgage Trust Series 2021-C11 Class A5, 2.322% 9/15/2054	20,927,693	18,265,186
BBCMS Mortgage Trust Series 2021-C12 Class A5, 2.689% 11/15/2054	20,880,000	18,315,193
BBCMS Mortgage Trust Series 2021-C9 Class A5, 2.299% 2/15/2054	7,000,000	6,200,653
BBCMS Mortgage Trust Series 2024-C26 Class A5, 5.829% 5/15/2057	18,028,000	18,474,254
BBCMS Mortgage Trust Series 2025-5C37 Class A3, 5.015% 9/15/2058	23,500,000	23,370,593
BBCMS Mortgage Trust Series 2025-5C38 Class A3, 5.1461% 11/15/2058	11,820,000	11,805,859
BBCMS Mortgage Trust Series 2025-C39 Class A5, 5.2969% 12/15/2058	15,100,000	14,975,813
Benchmark Mortgage Trust Series 2019-B12 Class A5, 3.1156% 8/15/2052	7,924,856	7,505,182
Benchmark Mortgage Trust Series 2019-B9 Class A5, 4.0156% 3/15/2052	18,628,064	18,114,049
Benchmark Mortgage Trust Series 2020-B19 Class A5, 1.85% 9/15/2053	13,581,251	12,038,508
Benchmark Mortgage Trust Series 2021-B24 Class A5, 2.5843% 3/15/2054	20,299,379	18,039,287
Benchmark Mortgage Trust Series 2023-B39 Class A5, 5.7536% 7/15/2056	3,500,000	3,579,004
Benchmark Mortgage Trust Series 2025-B41 Class A5, 5.4072% 7/15/2068	3,000,000	2,995,537
Benchmark Mortgage Trust Series 2026-V20 Class A2, 4.697% 2/15/2059	16,000,000	15,700,512
BMO Mortgage Trust Series 2022-C1 Class A5, 3.374% 2/15/2055	9,440,000	8,574,611
BMO Mortgage Trust Series 2023-C6 Class A5, 5.9562% 9/15/2056	3,320,000	3,399,093
BMO Mortgage Trust Series 2024-C9 Class A5, 5.7592% 7/15/2057	15,860,000	16,203,361
BMO Mortgage Trust Series 2025-5C13 Class A3, 5.227% 12/15/2058	12,000,000	11,976,048
BMO Mortgage Trust Series 2026-5C15 Class A3, 5.6835% 6/15/2059	2,300,000	2,337,296
BMO Mortgage Trust Series 2026-C14 Class A5, 5.3172% 2/15/2059	13,000,000	12,850,659
Computershare Corporate Trust Series 2018-C48 Class A5, 4.302% 1/15/2052	15,529,025	15,280,648
CSAIL Commercial Mortgage Trust Series 2019-C17 Class A4, 2.7628% 9/15/2052	14,133,626	13,215,829
CSAIL Commercial Mortgage Trust Series 2019-C17 Class A5, 3.0161% 9/15/2052	14,978,042	13,986,810
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K064 Class A2, 3.224% 3/25/2027	12,897,909	12,824,003
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K068 Class A2, 3.244% 8/25/2027	18,911,288	18,683,740
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K079 Class A2, 3.926% 6/25/2028	6,180,678	6,100,191
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K080 Class A2, 3.926% 7/25/2028	13,178,164	13,005,699
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-1510 Class A2, 3.718% 1/25/2031	11,796,839	11,285,774
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K094 Class A2, 2.903% 6/25/2029	40,855,884	38,973,282
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K104 Class A2, 2.253% 1/25/2030	59,506,180	55,118,206
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K116 Class A2, 1.378% 7/25/2030	50,584,119	44,681,372
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K117 Class A2, 1.406% 8/25/2030	25,809,211	22,757,509
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K118 Class A2, 1.493% 9/25/2030	12,256,958	10,819,721
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K121 Class A2, 1.547% 10/25/2030	17,206,140	15,154,445
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K123 Class A2, 1.621% 12/25/2030	22,648,307	19,990,614
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K125 Class A2, 1.846% 1/25/2031	6,669,796	5,912,929
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K126 Class A2, 2.074% 1/25/2031	9,492,376	8,505,919
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K130 Class A2, 1.723% 6/25/2031	8,168,083	7,133,031
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K136 Class A2, 2.127% 11/25/2031	22,338,983	19,620,552
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-151 Class A2, 3.8% 10/25/2032	4,000,000	3,771,931
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-152 Class A2, 3.78% 11/25/2032	30,500,000	28,755,141
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K140 Class A2, 2.25% 1/25/2032	2,600,000	2,285,408
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K145 Class A2, 2.58% 5/25/2032	6,900,000	6,130,012
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-153 Class A2, 3.82% 12/25/2032	15,000,000	14,146,359
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-154 Class A2, 4.35% 1/25/2033	15,000,000	14,547,740
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-157 Class A2, 4.2% 5/25/2033	10,300,000	9,884,816
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-K751 Class A2, 4.412% 3/25/2030	12,675,000	12,544,188
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-163 Class A2, 5% 3/25/2034 (b)	9,080,000	9,098,372
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-165 Class A2, 4.489% 9/25/2034	7,346,955	7,123,253
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-175 Class A2, 4.42% 10/25/2035	9,000,000	8,613,574
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K546 Class A2, 4.361% 5/25/2030 (b)	9,000,000	8,876,534
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K547 Class A2, 4.421% 5/25/2030	10,600,000	10,480,362
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K548 Class A2, 4.32% 9/25/2030 (b)	8,500,000	8,358,577
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K549 Class A2, 4.34% 9/25/2030 (b)	19,000,000	18,688,436
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K550 Class A2, 4.163% 10/25/2030 (b)	3,000,000	2,929,234
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K761 Class A2, 4.4% 6/25/2032	23,750,000	23,213,079
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-177 Class A2, 4.3% 1/25/2036 (b)	7,100,000	6,725,017
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-180 Class A2, 4.35% 4/25/2036 (b)	14,000,000	13,274,656
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K764 Class A2, 4.12% 12/25/2032	16,500,000	15,824,670
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K765 Class A2, 4.17% 2/25/2033	4,300,000	4,127,615
GS Mortgage Securities Trust Series 2020-GC45 Class A5, 2.9106% 2/13/2053	36,094,229	33,656,977
JPMBB Commercial Mortgage Securities Trust Series 2014-C24 Class A5, 3.6385% 11/15/2047	1,172,411	1,141,496
Morgan Stanley Capital I Trust Series 2020-L4 Class A3, 2.698% 2/15/2053	14,132,234	13,003,463
Morgan Stanley Capital I Trust Series 2021-L6 Class A4, 2.444% 6/15/2054 (b)	6,181,000	5,452,928
Msbam Series 2025-5C2 Class A3, 5.107% 11/15/2058	3,780,000	3,761,725
MSWF Commercial Mortgage Trust Series 2023-2 Class A5, 6.014% 12/15/2056	4,026,000	4,178,033
Wells Fargo Commercial Mortgage Trust Series 2019-C52 Class A5, 2.892% 8/15/2052	25,720,280	24,155,903
Wells Fargo Commercial Mortgage Trust Series 2019-C54 Class A4, 3.146% 12/15/2052	1,836,610	1,729,207
Wells Fargo Commercial Mortgage Trust Series 2020-C55 Class A5, 2.725% 2/15/2053	12,719,011	11,774,314
TOTAL UNITED STATES		1,073,668,902
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,145,784,012)		1,073,668,902

Foreign Government and Government Agency Obligations - 1.3%
	Principal Amount (a)	Value ($)
CANADA - 0.2%
Province of Alberta 3.3% 3/15/2028	7,930,000	7,802,596
Province of British Columbia 4.2% 7/6/2033	7,700,000	7,417,874
Province of British Columbia 4.8% 6/11/2035	15,500,000	15,306,762
Province of British Columbia 4.9% 4/24/2029	12,800,000	12,954,125
Province of Ontario 1.125% 10/7/2030	19,052,000	16,640,626
Province of Ontario 4.45% 11/20/2035	20,500,000	19,726,624
Province of Ontario 4.7% 1/15/2030	6,000,000	6,029,966
Province of Quebec 2.75% 4/12/2027	10,154,000	10,065,386
Province of Quebec 4.25% 9/5/2034	4,100,000	3,928,288
Province of Quebec 4.5% 4/3/2029	5,500,000	5,500,198
Province of Quebec 4.5% 9/8/2033	7,800,000	7,642,261
Province of Quebec 4.625% 8/28/2035	8,000,000	7,807,228
TOTAL CANADA		120,821,934
CHILE - 0.1%
Chilean Republic 2.55% 7/27/2033	24,746,000	20,910,370
Chilean Republic 3.24% 2/6/2028	9,215,000	9,016,878
Chilean Republic 3.625% 10/30/2042	10,385,000	8,001,643
Chilean Republic 3.86% 6/21/2047	4,931,000	3,722,905
Chilean Republic 4.95% 1/5/2036	9,000,000	8,698,500
Chilean Republic 5.33% 1/5/2054	9,800,000	8,942,500
Chilean Republic 5.65% 1/13/2037	3,100,000	3,140,299
TOTAL CHILE		62,433,095
HUNGARY - 0.0%
Hungary Government 7.625% 3/29/2041	5,792,000	6,699,722
INDONESIA - 0.1%
Indonesia Government 2.85% 2/14/2030	27,839,000	25,959,868
Indonesia Government 3.4% 9/18/2029	12,400,000	11,986,956
Indonesia Government 3.5% 2/14/2050	21,266,000	14,239,501
Indonesia Government 4.9% 4/16/2036	6,350,000	5,984,875
Indonesia Government 4.95% 2/21/2036	1,700,000	1,606,499
Indonesia Government 5.25% 1/15/2030	5,000,000	5,037,500
Indonesia Government 5.35% 2/11/2049	13,600,000	12,389,600
Indonesia Government 5.6% 1/15/2035	5,500,000	5,506,875
TOTAL INDONESIA		82,711,674
ISRAEL - 0.1%
Israel Government 3.25% 1/17/2028	11,430,000	11,166,915
Israel Government 3.375% 1/15/2050	23,561,000	15,181,452
Israel Government 4.5% 1/13/2031	1,600,000	1,557,808
Israel Government 5% 1/13/2036	10,200,000	9,814,325
Israel Government 5.375% 2/19/2030	4,500,000	4,540,574
Israel Government 5.375% 3/12/2029	3,700,000	3,733,508
Israel Government 5.5% 3/12/2034	3,500,000	3,510,379
Israel Government 5.625% 2/19/2035	13,200,000	13,314,538
Israel Government 5.75% 3/12/2054	3,700,000	3,385,094
Israel Government 5.875% 1/13/2056	2,000,000	1,866,638
TOTAL ISRAEL		68,071,231
ITALY - 0.0%
Italian Republic 2.875% 10/17/2029	21,266,000	20,164,295
Italian Republic 3.875% 5/6/2051	3,300,000	2,325,782
Italian Republic 4% 10/17/2049	9,200,000	6,722,126
TOTAL ITALY		29,212,203
JAPAN - 0.0%
Japan International Cooperation Agency 1.75% 4/28/2031	7,910,000	6,952,963
KOREA (SOUTH) - 0.0%
Korean Republic 3.625% 10/29/2030	12,800,000	12,343,763
MEXICO - 0.4%
United Mexican States 3.5% 2/12/2034	32,290,000	27,276,978
United Mexican States 4.28% 8/14/2041	34,799,000	26,596,528
United Mexican States 4.35% 1/15/2047	11,447,000	8,138,817
United Mexican States 4.5% 1/31/2050	7,346,000	5,226,679
United Mexican States 4.6% 1/23/2046	4,766,000	3,549,002
United Mexican States 4.6% 2/10/2048	13,941,000	10,156,019
United Mexican States 4.75% 3/22/2031	29,000,000	28,190,900
United Mexican States 4.75% 3/8/2044	15,804,000	12,289,190
United Mexican States 5.55% 1/21/2045	3,111,000	2,729,809
United Mexican States 5.625% 2/9/2034	6,540,000	6,350,340
United Mexican States 5.85% 7/2/2032	9,040,000	9,073,086
United Mexican States 6.05% 1/11/2040	3,812,000	3,601,006
United Mexican States 6.125% 2/9/2038	9,500,000	9,148,500
United Mexican States 6.35% 2/9/2035	18,700,000	18,889,805
United Mexican States 6.625% 1/29/2038	9,798,000	9,832,293
United Mexican States 6.75% 2/9/2056	13,300,000	12,502,000
United Mexican States 7.375% 5/13/2055	6,900,000	7,048,350
TOTAL MEXICO		200,599,302
PANAMA - 0.1%
Panamanian Republic 2.252% 9/29/2032	1,400,000	1,159,829
Panamanian Republic 3.16% 1/23/2030	14,972,000	14,007,055
Panamanian Republic 4.3% 4/29/2053	4,663,000	3,399,910
Panamanian Republic 4.5% 4/1/2056	15,853,000	11,710,399
Panamanian Republic 4.5% 4/16/2050	10,235,000	7,818,900
Panamanian Republic 6.4% 2/14/2035	16,340,000	16,973,175
Panamanian Republic 7.5% 3/1/2031	4,300,000	4,670,359
Panamanian Republic 7.875% 3/1/2057	3,300,000	3,836,250
TOTAL PANAMA		63,575,877
PERU - 0.1%
Peruvian Republic 1.862% 12/1/2032	19,951,000	16,344,857
Peruvian Republic 2.78% 12/1/2060	3,287,000	1,730,835
Peruvian Republic 3.55% 3/10/2051	14,983,000	10,001,153
Peruvian Republic 5.5% 3/30/2036	18,847,000	18,609,528
Peruvian Republic 5.875% 8/8/2054	5,450,000	5,182,950
Peruvian Republic 6.2% 6/30/2055	4,080,000	4,039,200
Peruvian Republic 6.55% 3/14/2037	2,443,000	2,598,130
TOTAL PERU		58,506,653
PHILIPPINES - 0.1%
Philippine Republic 1.648% 6/10/2031	14,500,000	12,451,875
Philippine Republic 2.65% 12/10/2045	18,269,000	11,075,581
Philippine Republic 3% 2/1/2028	15,092,000	14,771,295
Philippine Republic 3.95% 1/20/2040	12,692,000	10,480,165
Philippine Republic 5% 1/27/2036	11,000,000	10,532,500
Philippine Republic 5.17% 10/13/2027	6,800,000	6,853,040
Philippine Republic 5.75% 1/27/2051	2,500,000	2,365,650
Philippine Republic 5.9% 2/4/2050	7,000,000	6,785,590
Philippine Republic 6.375% 10/23/2034	25,842,000	27,360,218
TOTAL PHILIPPINES		102,675,914
POLAND - 0.1%
Republic of Poland 4.625% 3/18/2029	4,160,000	4,172,314
Republic of Poland 4.625% 4/14/2031	6,700,000	6,636,819
Republic of Poland 4.875% 2/12/2030	9,050,000	9,108,373
Republic of Poland 5.125% 9/18/2034	9,500,000	9,353,225
Republic of Poland 5.375% 2/12/2035	9,850,000	9,795,628
Republic of Poland 5.375% 4/14/2036	4,000,000	3,940,400
Republic of Poland 5.5% 3/18/2054	5,880,000	5,255,779
Republic of Poland 5.5% 4/4/2053	8,010,000	7,169,671
Republic of Poland 6.125% 4/14/2056	3,100,000	2,981,052
TOTAL POLAND		58,413,261
URUGUAY - 0.0%
Uruguay Republic 4.125% 11/20/2045	3,773,151	3,129,829
Uruguay Republic 4.975% 4/20/2055	16,418,564	14,070,709
Uruguay Republic 5.442% 2/14/2037	13,900,000	13,872,895
TOTAL URUGUAY		31,073,433
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,024,014,389)		904,091,025

Municipal Securities - 0.4%
	Principal Amount (a)	Value ($)
California - 0.2%
Education - 0.0%
California St Univ Rev 2.719% 11/1/2052	6,750,000	4,276,458
University CA Revs Series 2015 AP, 3.931% 5/15/2045	2,970,000	2,666,710
TOTAL EDUCATION		6,943,168
General Obligations - 0.2%
Golden State Tobacco Securitization Corp. Tobacco Settlement (State of California Proj.) Series 2021 B, 2.746% 6/1/2034	5,025,000	4,353,446
Golden State Tobacco Securitization Corp. Tobacco Settlement (State of California Proj.) Series 2021 B, 3.293% 6/1/2042	2,435,000	1,806,489
Los Angeles CA Ccd 6.75% 8/1/2049	7,505,000	7,921,795
State of California 7.55% 4/1/2039	19,660,000	22,660,620
State of California 7.6% 11/1/2040	10,305,000	11,981,234
State of California Gen. Oblig. 3.5% 4/1/2028	10,235,000	10,099,607
TOTAL GENERAL OBLIGATIONS		58,823,191
Health Care - 0.0%
Univ CA Regts Med Ctr Pooled Rev (Univ CA Regts Med Ctr Pooled Rev Proj.) Series 2020 N, 3.256% 5/15/2060	10,635,000	6,481,233
Univ CA Regts Med Ctr Pooled Rev Series 2020 N, 3.006% 5/15/2050	10,465,000	6,621,329
TOTAL HEALTH CARE		13,102,562
Transportation - 0.0%
Bay Area Toll Auth CA Bridge Rev 6.263% 4/1/2049	3,750,000	3,773,933
Bay Area Toll Auth CA Bridge Rev 7.043% 4/1/2050	4,217,300	4,616,476
TOTAL TRANSPORTATION		8,390,409
TOTAL CALIFORNIA		87,259,330
Hawaii - 0.0%
General Obligations - 0.0%
Hawaii St Gen. Oblig. 4.212% 4/1/2031	7,650,000	7,531,537
Idaho - 0.0%
Electric Utilities - 0.0%
Idaho Energy Res Auth Transmission Facs Rev (Bonneville Power Administration Proj.) Series 2021, 2.861% 9/1/2046	2,955,000	1,987,662
Illinois - 0.1%
General Obligations - 0.1%
Chicago IL Gen. Oblig. Series 2026A, 5.879% 1/1/2031	4,190,000	4,205,769
Illinois St Gen. Oblig. 5.1% 6/1/2033	17,339,150	17,324,885
TOTAL GENERAL OBLIGATIONS		21,530,654
Transportation - 0.0%
Chicago IL O'Hare Intl Arpt Rev 6.395% 1/1/2040	7,250,000	7,658,411
TOTAL ILLINOIS		29,189,065
Kansas - 0.0%
General Obligations - 0.0%
Kansas St Dev Fin Auth Rev (Kansas St Proj.) Series 2015 H, 4.927% 4/15/2045	6,035,000	5,631,179
Massachusetts - 0.0%
General Obligations - 0.0%
Massachusetts St Gen. Oblig. Series 2016F, 3.277% 6/1/2046	3,750,000	2,849,615
Michigan - 0.0%
General Obligations - 0.0%
Michigan St Strategic Fd Ltd Oblig Rev (State of Michigan Proj.) Series 2021 A, 3.225% 9/1/2047	6,815,000	5,042,900
New Jersey - 0.0%
General Obligations - 0.0%
New Jersey Eco Dev Auth St Pen (New Jersey St Proj.) 7.425% 2/15/2029 (National Public Finance Guarantee Corporation Insured)	716,000	737,084
Transportation - 0.0%
New Jersey Turnpike Authority 7.414% 1/1/2040	3,734,000	4,260,163
TOTAL NEW JERSEY		4,997,247
New Jersey,New York - 0.1%
Transportation - 0.1%
Port Auth NY & NJ 4.96% 8/1/2046	4,115,000	3,734,198
Port Auth NY & NJ 5.647% 11/1/2040	4,135,000	4,244,975
Port Auth NY & NJ Series 225, 3.175% 7/15/2060	18,365,000	11,346,608
TOTAL NEW JERSEY,NEW YORK		19,325,781
New York - 0.0%
General Obligations - 0.0%
City of New York NY Gen. Oblig. Series FISCAL 2026 SUB H 1, 5.65% 2/1/2046	8,100,000	7,822,611
City of New York NY Gen. Oblig. Series FISCAL 2026 SUB H 1, 5.796% 2/1/2052	5,950,000	5,787,369
TOTAL GENERAL OBLIGATIONS		13,609,980
Special Tax - 0.0%
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) 2.202% 3/15/2034	16,190,000	13,543,362
Transportation - 0.0%
Metropolitan Transn Auth NY Rv 6.668% 11/15/2039	4,895,000	5,157,521
Water & Sewer - 0.0%
New York NY Cty Muni Wtr Fin Auth 5.952% 6/15/2042	7,170,000	7,165,030
TOTAL NEW YORK		39,475,893
Ohio - 0.0%
Electric Utilities - 0.0%
American Mun Pwr Rev 8.084% 2/15/2050	7,725,000	9,293,494
Oregon - 0.0%
Electric Utilities - 0.0%
Port of Morrow or 2.987% 9/1/2036 (Bonneville Power Administration Guaranteed)	4,495,000	3,769,764
Pennsylvania - 0.0%
General Obligations - 0.0%
Commonwealth Fing Auth PA Rev (Pennsylvania St Proj.) 4.144% 6/1/2038	6,095,000	5,579,699
South Carolina - 0.0%
Electric Utilities - 0.0%
South Carolina St Svc Auth Rev Series 2013 C, 5.784% 12/1/2041	8,986,000	9,078,513
Texas - 0.0%
Electric Utilities - 0.0%
San Antonio TX Elec & Gas Rev Series 2025A, 5.469% 2/1/2045	1,405,000	1,374,801
Special Tax - 0.0%
Dallas TX Rapid Transit Sales Tax Rev Series 2021 A, 2.613% 12/1/2048	12,565,000	8,274,581
Transportation - 0.0%
Dallas Fort Worth International Airport 4.507% 11/1/2051	4,485,000	3,733,239
Dallas Fort Worth International Airport Series 2019A, 3.144% 11/1/2045	1,850,000	1,369,627
Dallas Fort Worth International Airport Series 2021 C, 2.843% 11/1/2046	11,600,000	8,115,607
TOTAL TRANSPORTATION		13,218,473
TOTAL TEXAS		22,867,855
Virginia - 0.0%
Education - 0.0%
University VA Univ Revs (University VA Univ Revs Proj.) 2.584% 11/1/2051	1,885,000	1,119,608
University VA Univ Revs Series SER C, 4.179% 9/1/2117	3,775,000	2,663,554
TOTAL VIRGINIA		3,783,162
TOTAL MUNICIPAL SECURITIES (Cost $315,539,666)		257,662,696

Non-Convertible Corporate Bonds - 26.3%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.2%
Financials - 0.1%
Banks - 0.1%
National Australia Bank Ltd/New York 3.85% 12/13/2028	7,000,000	6,883,409
National Australia Bank Ltd/New York 4.148% 1/13/2031 (e)	7,000,000	6,852,049
Westpac Banking Corp 1.953% 11/20/2028	5,800,000	5,481,635
Westpac Banking Corp 2.668% 11/15/2035 (b)	2,000,000	1,789,322
Westpac Banking Corp 3.02% 11/18/2036 (b)	2,000,000	1,765,325
Westpac Banking Corp 4.11% 7/24/2034 (b)	11,666,000	11,315,667
Westpac Banking Corp 4.354% 7/1/2030	5,720,000	5,652,170
Westpac Banking Corp 4.421% 7/24/2039	6,630,000	5,777,731
Westpac Banking Corp 5.405% 8/10/2033 (b)	2,000,000	1,989,455
Westpac Banking Corp 5.457% 11/18/2027	10,000,000	10,125,170
Westpac Banking Corp 5.618% 11/20/2035 (b)	2,400,000	2,368,495
TOTAL FINANCIALS		60,000,428
Materials - 0.1%
Metals & Mining - 0.1%
BHP Billiton Finance USA Ltd 4.75% 2/28/2028	7,460,000	7,478,866
BHP Billiton Finance USA Ltd 4.9% 2/28/2033	8,000,000	7,873,828
BHP Billiton Finance USA Ltd 5% 9/30/2043	3,783,000	3,448,876
BHP Billiton Finance USA Ltd 5.3% 2/21/2035	14,660,000	14,612,086
BHP Billiton Finance USA Ltd 5.75% 9/5/2055	4,800,000	4,657,348
Rio Tinto Finance USA Ltd 5.2% 11/2/2040	10,343,000	9,841,646
Rio Tinto Finance USA Ltd 7.125% 7/15/2028	1,589,000	1,660,804
Rio Tinto Finance USA PLC 4.875% 3/14/2030	4,320,000	4,322,508
Rio Tinto Finance USA PLC 5.125% 3/9/2053	5,600,000	4,964,502
Rio Tinto Finance USA PLC 5.25% 3/14/2035	8,780,000	8,721,634
Rio Tinto Finance USA PLC 5.75% 3/14/2055	3,700,000	3,584,281
TOTAL MATERIALS		71,166,379
TOTAL AUSTRALIA		131,166,807
BELGIUM - 0.1%
Consumer Staples - 0.1%
Beverages - 0.1%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc 4.7% 2/1/2036	10,000,000	9,472,895
Anheuser-Busch InBev Finance Inc 4.625% 2/1/2044	4,567,000	3,939,357
Anheuser-Busch InBev Finance Inc 4.7% 2/1/2036	3,868,000	3,664,116
Anheuser-Busch InBev Finance Inc 4.9% 2/1/2046	14,442,000	12,606,295
Anheuser-Busch InBev Worldwide Inc 3.5% 6/1/2030	5,000,000	4,775,735
Anheuser-Busch InBev Worldwide Inc 4.439% 10/6/2048	5,873,000	4,764,143
Anheuser-Busch InBev Worldwide Inc 4.6% 4/15/2048	14,894,000	12,600,307
Anheuser-Busch InBev Worldwide Inc 5.55% 1/23/2049	18,724,000	17,663,216
Anheuser-Busch InBev Worldwide Inc 5.8% 1/23/2059 (e)	11,081,000	10,751,345
Anheuser-Busch InBev Worldwide Inc 8.2% 1/15/2039	3,624,000	4,434,713

TOTAL BELGIUM		84,672,122
BRAZIL - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Vale Overseas Ltd 3.75% 7/8/2030	19,333,000	18,309,704
Vale Overseas Ltd 6.125% 6/12/2033	2,150,000	2,206,975
Vale Overseas Ltd 6.4% 6/28/2054	2,770,000	2,726,511
Vale SA 5.625% 9/11/2042	5,243,000	5,038,995
		28,282,185
Paper & Forest Products - 0.0%
Suzano Austria GmbH 2.5% 9/15/2028	11,930,000	11,315,605
Suzano Austria GmbH 6% 1/15/2029	9,570,000	9,683,357
		20,998,962
TOTAL BRAZIL		49,281,147
CANADA - 0.9%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Bell Canada 5.45% 11/15/2036	16,500,000	16,004,080
Wireless Telecommunication Services - 0.1%
Rogers Communications Inc 2.9% 11/15/2026	1,986,000	1,980,097
Rogers Communications Inc 3.8% 3/15/2032	23,199,000	21,317,580
Rogers Communications Inc 4.55% 3/15/2052	6,070,000	4,594,853
Rogers Communications Inc 5.45% 10/1/2043	4,588,000	4,116,295
		32,008,825
TOTAL COMMUNICATION SERVICES		48,012,905
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Canadian Natural Resources Ltd 4.95% 6/1/2047	5,084,000	4,368,770
Canadian Natural Resources Ltd 5.85% 2/1/2035	9,570,000	9,765,859
Canadian Natural Resources Ltd 6.25% 3/15/2038	5,441,000	5,635,484
Cenovus Energy Inc 2.65% 1/15/2032	5,664,000	4,997,986
Cenovus Energy Inc 5.4% 6/15/2047	4,439,000	4,011,094
Cenovus Energy Inc 6.75% 11/15/2039	457,000	492,645
Enbridge Inc 4.2% 11/20/2028	6,000,000	5,929,823
Enbridge Inc 5.45% 3/27/2036	5,000,000	4,933,562
Enbridge Inc 5.5% 12/1/2046	11,511,000	10,696,564
Enbridge Inc 5.55% 6/20/2035	12,800,000	12,745,909
Enbridge Inc 5.625% 4/5/2034	5,500,000	5,554,291
Enbridge Inc 5.7% 3/8/2033	3,480,000	3,543,917
Enbridge Inc 5.95% 4/5/2054	2,820,000	2,711,875
Enbridge Inc 7.2% 6/27/2054 (b)	1,674,000	1,753,264
Enbridge Inc 8.5% 1/15/2084 (b)	1,880,000	2,120,339
South Bow USA Infrastructure Holdings LLC 5.026% 10/1/2029	2,620,000	2,607,209
South Bow USA Infrastructure Holdings LLC 5.584% 10/1/2034 (e)	2,320,000	2,273,411
South Bow USA Infrastructure Holdings LLC 6.176% 10/1/2054	2,320,000	2,152,171
Suncor Energy Inc 4% 11/15/2047	3,972,000	2,935,840
Suncor Energy Inc 6.8% 5/15/2038	6,708,000	7,228,186
Suncor Energy Inc 6.85% 6/1/2039	1,589,000	1,718,035
TransCanada PipeLines Ltd 4.625% 3/1/2034	10,500,000	9,972,121
TransCanada PipeLines Ltd 4.75% 5/15/2038	8,334,000	7,370,614
TransCanada PipeLines Ltd 4.875% 5/15/2048	3,908,000	3,391,166
TransCanada PipeLines Ltd 5.1% 3/15/2049	2,778,000	2,511,156
TransCanada PipeLines Ltd 6.1% 6/1/2040	5,321,000	5,365,242
TOTAL ENERGY		126,786,533
Financials - 0.5%
Banks - 0.5%
Bank of Montreal 3.803% 12/15/2032 (b)	9,260,000	9,104,185
Bank of Montreal 4.338% 3/19/2030 (b)	5,700,000	5,632,304
Bank of Montreal 4.35% 9/22/2031 (b)	8,000,000	7,790,838
Bank of Montreal 4.439% 1/14/2032 (b)	3,850,000	3,737,145
Bank of Montreal 4.7% 9/14/2027	9,700,000	9,722,597
Bank of Montreal 4.879% 6/2/2032 (b)	2,400,000	2,366,263
Bank of Montreal 5.266% 12/11/2026	5,200,000	5,215,595
Bank of Montreal 5.298% 6/2/2037 (b)	2,600,000	2,540,298
Bank of Nova Scotia/The 4.247% 2/2/2030 (b)	5,000,000	4,921,847
Bank of Nova Scotia/The 4.338% 9/15/2031 (b)	11,600,000	11,256,799
Bank of Nova Scotia/The 4.578% 6/5/2029 (b)	5,000,000	4,978,021
Bank of Nova Scotia/The 4.588% 5/4/2037 (b)	2,700,000	2,562,962
Bank of Nova Scotia/The 4.813% 2/2/2034 (b)	2,000,000	1,931,559
Bank of Nova Scotia/The 4.85% 2/1/2030	12,240,000	12,203,763
Bank of Nova Scotia/The 4.904% 6/5/2032 (b)	1,500,000	1,476,742
Bank of Nova Scotia/The 5.25% 6/12/2028	3,450,000	3,489,270
Canadian Imperial Bank of Commerce 3.6% 4/7/2032	3,614,000	3,336,669
Canadian Imperial Bank of Commerce 4.243% 9/8/2028 (b)	4,000,000	3,983,701
Canadian Imperial Bank of Commerce 5.051% 6/16/2032 (b)	3,000,000	2,973,635
Canadian Imperial Bank of Commerce 6.092% 10/3/2033	7,914,000	8,272,742
National Bank of Canada 4.5% 10/10/2029	4,150,000	4,107,928
National Bank of Canada 4.928% 6/4/2032 (b)	2,000,000	1,966,394
Royal Bank of Canada 2.05% 1/21/2027	16,433,000	16,306,205
Royal Bank of Canada 3.625% 5/4/2027	7,900,000	7,865,845
Royal Bank of Canada 4.305% 11/3/2031 (b)	4,200,000	4,069,968
Royal Bank of Canada 4.522% 10/18/2028 (b)	7,180,000	7,169,931
Royal Bank of Canada 4.612% 5/3/2032 (b)	5,000,000	4,886,976
Royal Bank of Canada 4.65% 10/18/2030 (b)	14,550,000	14,395,910
Royal Bank of Canada 4.652% 7/10/2029 (b)	1,000,000	997,447
Royal Bank of Canada 4.696% 8/6/2031 (b)	3,800,000	3,743,904
Royal Bank of Canada 4.95% 8/5/2032 (b)	2,000,000	1,977,875
Royal Bank of Canada 5% 5/2/2033	4,070,000	4,026,770
Royal Bank of Canada 5.15% 2/1/2034	4,000,000	4,002,320
Royal Bank of Canada 5.153% 2/4/2031 (b)	6,000,000	6,015,014
Royal Bank of Canada 6% 11/1/2027	10,000,000	10,177,006
Toronto Dominion Bank 4.108% 6/8/2027	9,800,000	9,782,463
Toronto Dominion Bank 4.361% 4/23/2029	2,000,000	1,976,195
Toronto Dominion Bank 4.411% 1/13/2031	4,750,000	4,647,536
Toronto Dominion Bank 4.693% 9/15/2027	10,000,000	10,024,657
Toronto Dominion Bank 4.808% 6/3/2030	16,000,000	15,914,157
Toronto Dominion Bank 4.866% 4/22/2033	8,000,000	7,793,184
Toronto Dominion Bank 4.928% 10/15/2035	6,060,000	5,806,508
Toronto Dominion Bank 5.156% 1/10/2028	22,920,000	23,072,604
		278,223,732
Capital Markets - 0.0%
Brookfield Finance Inc 2.724% 4/15/2031	19,988,000	18,007,366
Brookfield Finance Inc 3.625% 2/15/2052	1,600,000	1,073,703
Brookfield Finance Inc 5.968% 3/4/2054	8,950,000	8,498,983
CI Financial Corp 3.2% 12/17/2030	4,250,000	3,830,836
		31,410,888
Insurance - 0.0%
Fairfax Financial Holdings Ltd 4.625% 4/29/2030	5,123,000	5,038,540
Fairfax Financial Holdings Ltd 4.85% 4/17/2028	1,700,000	1,696,358
Fairfax Financial Holdings Ltd 5.625% 8/16/2032	1,900,000	1,914,804
Fairfax Financial Holdings Ltd 5.75% 5/20/2035	3,900,000	3,902,595
Fairfax Financial Holdings Ltd 6.1% 3/15/2055	5,000,000	4,727,001
Fairfax Financial Holdings Ltd 6.2% 6/8/2056 (f)	2,000,000	1,906,620
Manulife Financial Corp 4.986% 12/11/2035	6,000,000	5,758,014
		24,943,932
TOTAL FINANCIALS		334,578,552
Industrials - 0.1%
Ground Transportation - 0.1%
Canadian National Railway Co 2.45% 5/1/2050	13,253,000	7,438,436
Canadian National Railway Co 3.2% 8/2/2046	2,622,000	1,808,460
Canadian National Railway Co 3.85% 8/5/2032	2,000,000	1,882,131
Canadian Pacific Railway Co 1.75% 12/2/2026	8,990,000	8,935,996
Canadian Pacific Railway Co 2.05% 3/5/2030	1,800,000	1,636,415
Canadian Pacific Railway Co 2.45% 12/2/2031	20,546,000	18,076,047
Canadian Pacific Railway Co 3.1% 12/2/2051	9,405,000	5,867,262
Canadian Pacific Railway Co 4% 3/15/2029	2,000,000	1,961,711
Canadian Pacific Railway Co 5.5% 3/15/2056	7,000,000	6,472,663
		54,079,121
Professional Services - 0.0%
TR Finance LLC 5.5% 8/15/2035	2,000,000	1,979,720
TOTAL INDUSTRIALS		56,058,841
Materials - 0.0%
Chemicals - 0.0%
Nutrien Ltd 4% 12/15/2026	9,055,000	9,045,566
Nutrien Ltd 4.2% 4/1/2029	4,109,000	4,043,765
Nutrien Ltd 5% 4/1/2049	7,152,000	6,111,084
Nutrien Ltd 5.25% 1/15/2045	2,780,000	2,514,323
Nutrien Ltd 5.625% 12/1/2040	1,430,000	1,378,646
		23,093,384
Metals & Mining - 0.0%
Barrick Mining Corp 5.25% 4/1/2042	3,575,000	3,345,443
Barrick North America Finance LLC 5.75% 5/1/2043	2,000,000	1,935,190
Barrick PD Australia Finance Pty Ltd 5.95% 10/15/2039	2,000,000	2,015,606
		7,296,239
TOTAL MATERIALS		30,389,623
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Emera US Finance LP 4.75% 6/15/2046 (e)	4,138,000	3,415,170
TOTAL CANADA		599,241,624
CHINA - 0.1%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Baidu Inc 3.425% 4/7/2030	9,666,000	9,204,738
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Alibaba Group Holding Ltd 2.125% 2/9/2031	16,568,000	14,817,591
Alibaba Group Holding Ltd 3.15% 2/9/2051	17,076,000	10,698,797
Alibaba Group Holding Ltd 4.875% 5/26/2030	5,000,000	5,013,150
TOTAL CONSUMER DISCRETIONARY		30,529,538
TOTAL CHINA		39,734,276
FRANCE - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Orange SA 5.5% 2/6/2044	2,383,000	2,249,650
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
TotalEnergies Capital International SA 3.127% 5/29/2050	2,832,000	1,822,335
TotalEnergies Capital International SA 3.455% 2/19/2029	16,952,000	16,494,410
TotalEnergies Capital International SA 3.461% 7/12/2049	5,181,000	3,551,495
TotalEnergies Capital SA 5.15% 4/5/2034	3,540,000	3,529,301
TotalEnergies Capital SA 5.488% 4/5/2054	7,140,000	6,654,680
TotalEnergies Capital SA 5.638% 4/5/2064	1,020,000	949,696
TotalEnergies Capital USA LLC 4.857% 1/13/2036 (e)	17,500,000	16,835,274
TOTAL ENERGY		49,837,191
TOTAL FRANCE		52,086,841
GERMANY - 0.2%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Mercedes-Benz Finance North America LLC 8.5% 1/18/2031	2,000,000	2,255,195
Financials - 0.2%
Capital Markets - 0.1%
Deutsche Bank AG/New York NY 2.311% 11/16/2027 (b)	4,949,000	4,924,595
Deutsche Bank AG/New York NY 3.729% 1/14/2032 (b)	10,100,000	9,338,484
Deutsche Bank AG/New York NY 4.469% 12/10/2031 (b)(e)	1,500,000	1,460,263
Deutsche Bank AG/New York NY 4.725% 2/6/2032 (b)	2,500,000	2,428,319
Deutsche Bank AG/New York NY 4.95% 8/4/2031 (b)	2,000,000	1,970,185
Deutsche Bank AG/New York NY 4.999% 9/11/2030 (b)(e)	5,100,000	5,078,444
Deutsche Bank AG/New York NY 5.06% 4/14/2032 (b)	10,000,000	9,841,900
Deutsche Bank AG/New York NY 5.297% 5/9/2031 (b)	2,000,000	1,996,364
Deutsche Bank AG/New York NY 5.373% 1/10/2029 (b)	8,940,000	8,998,027
Deutsche Bank AG/New York NY 5.403% 9/11/2035 (b)(e)	3,270,000	3,200,467
Deutsche Bank AG/New York NY 7.079% 2/10/2034 (b)(e)	3,050,000	3,218,912
		52,455,960
Financial Services - 0.1%
KfW 2.875% 4/3/2028	12,201,000	11,926,011
KfW 3.5% 8/9/2028	49,800,000	49,013,280
KfW 3.875% 5/15/2028	10,000,000	9,924,817
Landwirtschaftliche Rentenbank 2.5% 11/15/2027	7,022,000	6,873,128
Landwirtschaftliche Rentenbank 3.625% 10/8/2030	12,740,000	12,337,873
		90,075,109
TOTAL FINANCIALS		142,531,069
TOTAL GERMANY		144,786,264
IRELAND - 0.1%
Financials - 0.1%
Consumer Finance - 0.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026	10,778,000	10,746,255
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028	5,800,000	5,571,230
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.4% 10/29/2033	5,896,000	5,144,499
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.65% 7/21/2027	3,698,000	3,671,157
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.85% 10/29/2041	7,876,000	6,149,105
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.875% 1/23/2028	12,472,000	12,316,333
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.625% 9/10/2029	4,450,000	4,399,790
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.75% 1/15/2033	3,600,000	3,459,489
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5% 11/15/2035	2,400,000	2,281,172
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5.3% 1/19/2034	2,050,000	2,012,841
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027	23,302,000	23,544,825
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.95% 3/10/2055 (b)	3,750,000	3,850,253
TOTAL FINANCIALS		83,146,949
Materials - 0.0%
Containers & Packaging - 0.0%
Smurfit Kappa Treasury ULC 5.777% 4/3/2054	2,400,000	2,289,553
Smurfit Westrock Financing DAC 5.185% 1/15/2036	2,600,000	2,522,041
Smurfit Westrock Financing DAC 5.418% 1/15/2035	4,274,000	4,234,872
TOTAL MATERIALS		9,046,466
TOTAL IRELAND		92,193,415
JAPAN - 0.6%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Honda Motor Co Ltd 2.534% 3/10/2027	14,164,000	14,033,845
Honda Motor Co Ltd 5.337% 7/8/2035	1,000,000	982,008
Toyota Motor Corp 2.362% 3/25/2031	10,633,000	9,555,834
Toyota Motor Corp 4.45% 6/30/2030	2,000,000	1,977,048
Toyota Motor Corp 5.053% 6/30/2035	8,000,000	7,908,523
Toyota Motor Corp 5.118% 7/13/2028	2,000,000	2,021,315
TOTAL CONSUMER DISCRETIONARY		36,478,573
Financials - 0.6%
Banks - 0.5%
Japan Bank for International Cooperation 1.25% 1/21/2031	31,080,000	26,907,311
Japan Bank for International Cooperation 2.25% 11/4/2026	4,486,000	4,471,851
Japan Bank for International Cooperation 2.875% 6/1/2027	6,038,000	5,976,292
Japan Bank for International Cooperation 3.25% 7/20/2028	7,150,000	6,986,959
Japan Bank for International Cooperation 4.375% 1/23/2036	3,400,000	3,246,850
Japan Bank for International Cooperation 4.625% 7/2/2036	6,000,000	5,822,572
Mitsubishi UFJ Financial Group Inc 2.309% 7/20/2032 (b)	8,700,000	7,589,203
Mitsubishi UFJ Financial Group Inc 3.195% 7/18/2029	11,297,000	10,793,985
Mitsubishi UFJ Financial Group Inc 3.751% 7/18/2039	6,297,000	5,191,464
Mitsubishi UFJ Financial Group Inc 3.961% 3/2/2028	17,476,000	17,323,663
Mitsubishi UFJ Financial Group Inc 4.505% 1/14/2032 (b)	9,000,000	8,746,899
Mitsubishi UFJ Financial Group Inc 5.057% 1/14/2037 (b)	2,300,000	2,200,690
Mitsubishi UFJ Financial Group Inc 5.159% 4/24/2031 (b)	4,600,000	4,601,942
Mitsubishi UFJ Financial Group Inc 5.188% 9/12/2036 (b)	5,600,000	5,426,109
Mitsubishi UFJ Financial Group Inc 5.197% 1/16/2031 (b)	5,000,000	5,012,076
Mitsubishi UFJ Financial Group Inc 5.242% 4/19/2029 (b)	17,500,000	17,620,566
Mitsubishi UFJ Financial Group Inc 5.422% 2/22/2029 (b)	12,500,000	12,619,972
Mitsubishi UFJ Financial Group Inc 5.441% 2/22/2034 (b)	6,660,000	6,674,613
Mitsubishi UFJ Financial Group Inc 5.568% 7/24/2037 (b)	15,400,000	15,273,260
Mitsubishi UFJ Financial Group Inc 5.615% 4/24/2036 (b)	4,140,000	4,144,876
Mizuho Financial Group Inc 2.26% 7/9/2032 (b)	9,086,000	7,920,764
Mizuho Financial Group Inc 2.591% 5/25/2031 (b)	13,146,000	11,994,136
Mizuho Financial Group Inc 5.098% 5/13/2031 (b)	7,400,000	7,385,420
Mizuho Financial Group Inc 5.323% 7/8/2036 (b)	2,000,000	1,960,149
Mizuho Financial Group Inc 5.337% 7/13/2037 (b)	8,500,000	8,245,137
Mizuho Financial Group Inc 5.382% 7/10/2030 (b)	4,120,000	4,162,628
Mizuho Financial Group Inc 5.594% 7/10/2035 (b)	4,300,000	4,306,395
Mizuho Financial Group Inc 5.748% 7/6/2034 (b)	4,000,000	4,065,863
Mizuho Financial Group Inc 5.778% 7/6/2029 (b)	5,120,000	5,207,090
Sumitomo Mitsui Financial Group Inc 2.13% 7/8/2030	14,000,000	12,562,490
Sumitomo Mitsui Financial Group Inc 2.174% 1/14/2027	22,619,000	22,446,238
Sumitomo Mitsui Financial Group Inc 2.75% 1/15/2030	13,875,000	12,899,888
Sumitomo Mitsui Financial Group Inc 3.04% 7/16/2029	11,000,000	10,454,988
Sumitomo Mitsui Financial Group Inc 3.05% 1/14/2042	11,600,000	8,431,732
Sumitomo Mitsui Financial Group Inc 5.046% 1/15/2037 (b)	12,000,000	11,479,829
Sumitomo Mitsui Financial Group Inc 5.24% 4/15/2030	5,400,000	5,427,821
Sumitomo Mitsui Financial Group Inc 5.52% 1/13/2028	26,700,000	27,026,929
Sumitomo Mitsui Financial Group Inc 5.558% 7/9/2034	2,320,000	2,330,441
Sumitomo Mitsui Financial Group Inc 5.766% 1/13/2033	7,800,000	7,966,583
Sumitomo Mitsui Financial Group Inc 5.776% 7/13/2033	5,600,000	5,708,883
		358,614,557
Capital Markets - 0.1%
Nomura Holdings Inc 2.608% 7/14/2031	1,000,000	882,037
Nomura Holdings Inc 3.103% 1/16/2030	19,128,000	17,876,807
Nomura Holdings Inc 4.996% 6/29/2029	5,000,000	4,988,602
Nomura Holdings Inc 5.166% 7/14/2031	2,000,000	1,978,510
Nomura Holdings Inc 5.545% 7/14/2036	7,000,000	6,841,188
Nomura Holdings Inc 5.605% 7/6/2029	7,500,000	7,612,635
Nomura Holdings Inc 6.07% 7/12/2028	5,700,000	5,823,719
		46,003,498
TOTAL FINANCIALS		404,618,055
Health Care - 0.0%
Pharmaceuticals - 0.0%
Takeda Pharmaceutical Co Ltd 2.05% 3/31/2030	12,000,000	10,836,110
TOTAL JAPAN		451,932,738
KOREA (SOUTH) - 0.1%
Financials - 0.1%
Banks - 0.1%
Export-Import Bank of Korea 1.125% 12/29/2026	3,300,000	3,266,710
Export-Import Bank of Korea 3.875% 1/13/2031	3,000,000	2,904,673
Export-Import Bank of Korea 4% 9/11/2029	7,000,000	6,900,988
Export-Import Bank of Korea 4.375% 1/13/2036	3,200,000	3,036,895
Export-Import Bank of Korea 5.125% 9/18/2033	10,400,000	10,557,030
Export-Import Bank of Korea 5.25% 1/14/2035	3,300,000	3,356,610
Korea Development Bank/The 1.625% 1/19/2031	10,633,000	9,358,780
Korea Development Bank/The 4% 1/28/2031	13,000,000	12,640,285

TOTAL KOREA (SOUTH)		52,021,971
LUXEMBOURG - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
ArcelorMittal SA 5.375% 5/19/2036	2,300,000	2,239,031
ArcelorMittal SA 6.35% 6/17/2054	2,810,000	2,884,740
ArcelorMittal SA 6.8% 11/29/2032	9,000,000	9,732,515

TOTAL LUXEMBOURG		14,856,286
MEXICO - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
America Movil SAB de CV 3.625% 4/22/2029	6,667,000	6,413,386
America Movil SAB de CV 6.125% 11/15/2037	6,645,000	6,807,072
TOTAL COMMUNICATION SERVICES		13,220,458
Materials - 0.0%
Metals & Mining - 0.0%
Southern Copper Corp 5.25% 11/8/2042	5,448,000	5,000,992
Southern Copper Corp 5.35% 6/24/2036	5,000,000	4,849,125
Southern Copper Corp 5.875% 4/23/2045	2,170,000	2,115,316
Southern Copper Corp 7.5% 7/27/2035	4,833,000	5,437,125
TOTAL MATERIALS		17,402,558
TOTAL MEXICO		30,623,016
MULTI-NATIONAL - 0.4%
Financials - 0.4%
Banks - 0.3%
African Development Bank 4.125% 1/22/2036	8,000,000	7,605,881
Asian Development Bank 0.75% 10/8/2030	15,466,000	13,321,427
Asian Development Bank 2.5% 11/2/2027	5,321,000	5,211,310
Asian Development Bank 2.625% 1/12/2027	5,164,000	5,136,592
Asian Development Bank 2.75% 1/19/2028	29,894,000	29,261,327
Asian Development Bank 4.25% 1/14/2036	16,360,000	15,750,966
Corp Andina de Fomento 4.125% 1/7/2028	3,608,000	3,591,727
Corp Andina de Fomento 5% 1/22/2030	5,550,000	5,605,918
Corp Andina de Fomento 5% 1/24/2029	4,395,000	4,435,694
European Investment Bank 0.75% 9/23/2030	22,088,000	19,058,971
European Investment Bank 0.875% 5/17/2030	5,299,000	4,653,962
European Investment Bank 1.25% 2/14/2031	9,586,000	8,336,143
European Investment Bank 2.375% 5/24/2027	3,177,000	3,135,362
European Investment Bank 3.75% 3/13/2031	15,900,000	15,414,348
European Investment Bank 3.75% 5/15/2029	10,550,000	10,363,481
Inter-American Development Bank 2.25% 6/18/2029	15,187,000	14,323,689
Inter-American Development Bank 2.375% 7/7/2027	5,346,000	5,261,204
Inter-American Development Bank 4.125% 1/23/2036	25,000,000	23,798,725
Inter-American Development Bank 4.375% 1/24/2044	6,926,000	6,219,045
		200,485,772
Capital Markets - 0.0%
Asian Infrastructure Investment Bank/The 3.875% 4/22/2031	10,800,000	10,524,515
Financial Services - 0.1%
IBRD Discount Notes 0.75% 8/26/2030	13,146,000	11,371,382
IBRD Discount Notes 0.875% 5/14/2030	16,078,000	14,124,037
IBRD Discount Notes 1.25% 2/10/2031	14,403,000	12,532,094
IBRD Discount Notes 4% 7/25/2030	26,650,000	26,192,236
IBRD Discount Notes 4.75% 11/14/2033	28,960,000	29,111,799
International Finance Corp 0.75% 8/27/2030	8,767,000	7,581,277
		100,912,825
TOTAL MULTI-NATIONAL		311,923,112
NETHERLANDS - 0.1%
Financials - 0.1%
Banks - 0.1%
Cooperatieve Rabobank UA 5.25% 5/24/2041	4,583,000	4,389,663
Cooperatieve Rabobank UA/NY 3.743% 1/14/2028	10,000,000	9,896,928
Cooperatieve Rabobank UA/NY 4.16% 1/14/2031	20,000,000	19,484,139
Cooperatieve Rabobank UA/NY 5.119% 6/9/2036	5,000,000	4,860,662
ING Groep NV 2.727% 4/1/2032 (b)	7,404,000	6,654,347
ING Groep NV 4.252% 3/28/2033 (b)	7,800,000	7,419,993
ING Groep NV 5.066% 3/25/2031 (b)	8,500,000	8,480,722
ING Groep NV 5.525% 3/25/2036 (b)	4,800,000	4,761,726
TOTAL FINANCIALS		65,948,180
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
NXP BV / NXP Funding LLC / NXP USA Inc 2.65% 2/15/2032	17,641,000	15,382,048
NXP BV / NXP Funding LLC / NXP USA Inc 3.25% 11/30/2051	1,400,000	879,563
NXP BV / NXP Funding LLC / NXP USA Inc 5% 1/15/2033	8,500,000	8,302,495
TOTAL INFORMATION TECHNOLOGY		24,564,106
TOTAL NETHERLANDS		90,512,286
NORWAY - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Equinor ASA 2.375% 5/22/2030	9,144,000	8,393,868
Equinor ASA 3.125% 4/6/2030	7,926,000	7,495,666
Equinor ASA 3.625% 9/10/2028	9,596,000	9,427,304
Equinor ASA 3.7% 4/6/2050	12,681,000	9,245,392
Equinor ASA 5.1% 8/17/2040	1,589,000	1,508,102

TOTAL NORWAY		36,070,332
SPAIN - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Emisiones SA 4.103% 3/8/2027	10,645,000	10,616,488
Telefonica Emisiones SA 4.895% 3/6/2048	3,000,000	2,441,924
Telefonica Emisiones SA 5.213% 3/8/2047	5,203,000	4,442,943
Telefonica Emisiones SA 5.52% 3/1/2049	2,700,000	2,382,753
Telefonica Emisiones SA 7.045% 6/20/2036	7,665,000	8,250,617
TOTAL COMMUNICATION SERVICES		28,134,725
Financials - 0.2%
Banks - 0.2%
Banco Bilbao Vizcaya Argentaria SA 4.15% 3/3/2029	4,000,000	3,922,978
Banco Bilbao Vizcaya Argentaria SA 5.127% 3/3/2036	2,000,000	1,910,729
Banco Bilbao Vizcaya Argentaria SA 5.244% 9/3/2031	5,000,000	4,971,721
Banco Bilbao Vizcaya Argentaria SA 6.033% 3/13/2035 (b)	3,200,000	3,265,523
Banco Bilbao Vizcaya Argentaria SA 6.138% 9/14/2028 (b)	2,000,000	2,029,132
Banco Bilbao Vizcaya Argentaria SA 7.883% 11/15/2034 (b)	2,000,000	2,233,171
Banco Santander SA 2.749% 12/3/2030	1,000,000	901,250
Banco Santander SA 2.958% 3/25/2031	14,400,000	13,064,311
Banco Santander SA 3.225% 11/22/2032 (b)	7,800,000	7,020,302
Banco Santander SA 4.175% 3/24/2028 (b)	6,000,000	5,982,446
Banco Santander SA 5.294% 8/18/2027	2,000,000	2,014,339
Banco Santander SA 5.437% 4/15/2036	5,600,000	5,468,609
Banco Santander SA 5.538% 3/14/2030 (b)	13,600,000	13,764,899
Banco Santander SA 5.565% 1/17/2030	8,000,000	8,104,041
Banco Santander SA 5.624% 8/25/2034 (b)	4,000,000	3,984,130
Banco Santander SA 6.35% 3/14/2034	3,400,000	3,506,982
Banco Santander SA 6.921% 8/8/2033	2,600,000	2,758,708
TOTAL FINANCIALS		84,903,271
TOTAL SPAIN		113,037,996
SWEDEN - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Svensk Exportkredit AB 3.625% 3/12/2029	22,400,000	21,943,390
SWITZERLAND - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
UBS Group AG 4.875% 5/15/2045	8,979,000	7,802,299
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Tyco Electronics Group SA 4.5% 2/9/2031	5,000,000	4,904,606
Tyco Electronics Group SA 4.875% 2/9/2036	2,100,000	2,000,374
Tyco Electronics Group SA 7.125% 10/1/2037	1,966,000	2,214,093
TOTAL INFORMATION TECHNOLOGY		9,119,073
TOTAL SWITZERLAND		16,921,372
UNITED KINGDOM - 0.9%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
British Telecommunications Ltd 9.625% 12/15/2030 (g)	12,479,000	14,562,201
Media - 0.0%
RELX Capital Inc 3% 5/22/2030	5,750,000	5,365,134
RELX Capital Inc 5.25% 3/27/2035 (e)	2,300,000	2,260,064
		7,625,198
Wireless Telecommunication Services - 0.1%
Vodafone Group PLC 4.8% 6/18/2031	5,000,000	4,911,264
Vodafone Group PLC 5.125% 6/19/2059	5,220,000	4,391,371
Vodafone Group PLC 5.25% 5/30/2048	18,988,000	16,545,313
Vodafone Group PLC 5.35% 6/18/2036	2,000,000	1,938,973
Vodafone Group PLC 5.75% 6/28/2054	2,470,000	2,249,494
		30,036,415
TOTAL COMMUNICATION SERVICES		52,223,814
Consumer Staples - 0.1%
Beverages - 0.0%
Diageo Capital PLC 2% 4/29/2030	11,793,000	10,639,802
Diageo Capital PLC 2.125% 4/29/2032	10,633,000	9,065,114
Diageo Investment Corp 5.625% 4/15/2035 (e)	5,200,000	5,274,495
		24,979,411
Food Products - 0.0%
Unilever Capital Corp 1.375% 9/14/2030 (e)	14,582,000	12,808,321
Unilever Capital Corp 1.75% 8/12/2031	2,000,000	1,727,849
		14,536,170
Tobacco - 0.1%
BAT Capital Corp 3.557% 8/15/2027	16,817,000	16,675,410
BAT Capital Corp 3.984% 9/25/2050	2,900,000	2,054,225
BAT Capital Corp 4.39% 8/15/2037 (e)	8,622,000	7,658,484
BAT Capital Corp 4.54% 8/15/2047	13,298,000	10,527,845
BAT Capital Corp 4.758% 9/6/2049	9,666,000	7,775,067
BAT Capital Corp 6.421% 8/2/2033	5,000,000	5,284,970
BAT International Finance PLC 5.931% 2/2/2029	3,000,000	3,075,305
Reynolds American Inc 5.85% 8/15/2045 (e)	3,368,000	3,193,856
Reynolds American Inc 7.25% 6/15/2037	5,735,000	6,350,506
		62,595,668
TOTAL CONSUMER STAPLES		102,111,249
Financials - 0.7%
Banks - 0.7%
Barclays PLC 2.279% 11/24/2027 (b)	14,500,000	14,425,745
Barclays PLC 2.894% 11/24/2032 (b)	15,080,000	13,342,898
Barclays PLC 3.564% 9/23/2035 (b)	7,500,000	6,969,327
Barclays PLC 4.476% 11/11/2029 (b)	4,800,000	4,746,833
Barclays PLC 4.521% 2/24/2032 (b)	4,000,000	3,862,461
Barclays PLC 4.836% 5/9/2028	7,626,000	7,611,291
Barclays PLC 4.911% 6/26/2030 (b)	5,000,000	4,965,980
Barclays PLC 4.95% 1/10/2047	12,837,000	10,950,598
Barclays PLC 5.25% 8/17/2045	4,602,000	4,165,449
Barclays PLC 5.335% 9/10/2035 (b)	6,250,000	6,068,658
Barclays PLC 5.367% 2/25/2031 (b)	6,800,000	6,825,910
Barclays PLC 5.501% 8/9/2028 (b)	4,980,000	5,014,977
Barclays PLC 5.785% 2/25/2036 (b)	6,100,000	6,089,207
Barclays PLC 5.86% 8/11/2046 (b)	2,000,000	1,911,323
Barclays PLC 6.224% 5/9/2034 (b)	6,500,000	6,712,712
Barclays PLC 7.119% 6/27/2034 (b)	6,000,000	6,432,219
HSBC Holdings PLC 2.804% 5/24/2032 (b)	22,528,000	20,145,866
HSBC Holdings PLC 4.398% 3/10/2030 (b)	20,000,000	19,688,057
HSBC Holdings PLC 4.755% 6/9/2028 (b)	7,000,000	7,001,746
HSBC Holdings PLC 4.762% 3/29/2033 (b)	8,100,000	7,771,204
HSBC Holdings PLC 5.13% 3/3/2031 (b)	4,800,000	4,788,097
HSBC Holdings PLC 5.133% 11/6/2036 (b)	6,800,000	6,507,022
HSBC Holdings PLC 5.21% 8/11/2028 (b)	2,000,000	2,009,706
HSBC Holdings PLC 5.24% 5/13/2031 (b)	7,800,000	7,811,369
HSBC Holdings PLC 5.25% 3/14/2044	3,946,000	3,598,262
HSBC Holdings PLC 5.279% 3/10/2037 (b)	4,000,000	3,845,205
HSBC Holdings PLC 5.45% 3/3/2036 (b)	4,700,000	4,622,031
HSBC Holdings PLC 5.597% 5/17/2028 (b)	1,193,000	1,200,637
HSBC Holdings PLC 5.729% 8/14/2037 (b)	8,000,000	7,926,939
HSBC Holdings PLC 5.733% 5/17/2032 (b)	10,000,000	10,163,930
HSBC Holdings PLC 5.741% 9/10/2036 (b)	2,000,000	1,969,651
HSBC Holdings PLC 5.79% 5/13/2036 (b)	8,220,000	8,260,789
HSBC Holdings PLC 5.874% 11/18/2035 (b)	7,950,000	7,927,015
HSBC Holdings PLC 6.254% 3/9/2034 (b)	16,000,000	16,634,409
HSBC Holdings PLC 6.332% 3/9/2044 (b)	5,100,000	5,227,491
HSBC Holdings PLC 6.5% 9/15/2037	8,340,000	8,621,279
HSBC Holdings PLC 6.8% 6/1/2038	4,833,000	5,099,910
HSBC Holdings PLC 7.399% 11/13/2034 (b)	8,800,000	9,580,885
Lloyds Banking Group PLC 3.574% 11/7/2028 (b)	2,000,000	1,974,742
Lloyds Banking Group PLC 3.75% 3/18/2028 (b)	2,000,000	1,993,101
Lloyds Banking Group PLC 4.241% 2/10/2030 (b)	13,749,000	13,507,642
Lloyds Banking Group PLC 4.344% 1/9/2048	11,915,000	9,390,092
Lloyds Banking Group PLC 4.425% 11/4/2031 (b)	2,000,000	1,941,497
Lloyds Banking Group PLC 4.818% 6/13/2029 (b)	5,200,000	5,201,847
Lloyds Banking Group PLC 4.943% 11/4/2036 (b)	2,600,000	2,461,105
Lloyds Banking Group PLC 4.976% 8/11/2033 (b)	2,000,000	1,959,656
Lloyds Banking Group PLC 5.087% 11/26/2028 (b)	5,350,000	5,373,472
Lloyds Banking Group PLC 5.59% 11/26/2035 (b)	5,940,000	5,934,561
Lloyds Banking Group PLC 5.696% 8/17/2037 (b)	6,000,000	5,946,685
Lloyds Banking Group PLC 5.721% 6/5/2030 (b)	8,400,000	8,539,576
Lloyds Banking Group PLC 5.871% 3/6/2029 (b)	10,800,000	10,974,441
Lloyds Banking Group PLC 6.068% 6/13/2036 (b)	1,180,000	1,185,041
NatWest Group PLC 4.445% 5/8/2030 (b)	5,748,000	5,662,561
NatWest Group PLC 4.892% 5/18/2029 (b)	6,766,000	6,775,993
NatWest Group PLC 5.516% 9/30/2028 (b)	9,700,000	9,788,835
NatWest Group PLC 5.778% 3/1/2035 (b)	2,300,000	2,330,798
NatWest Group PLC 5.808% 9/13/2029 (b)	5,200,000	5,295,354
Santander UK Group Holdings PLC 2.469% 1/11/2028 (b)	9,666,000	9,586,324
Santander UK Group Holdings PLC 2.896% 3/15/2032 (b)	1,600,000	1,434,947
Santander UK Group Holdings PLC 4.32% 9/22/2029 (b)	1,800,000	1,776,162
Santander UK Group Holdings PLC 5.136% 9/22/2036 (b)	3,500,000	3,317,517
Santander UK Group Holdings PLC 6.534% 1/10/2029 (b)	8,050,000	8,216,158
TOTAL FINANCIALS		411,065,195
Health Care - 0.0%
Pharmaceuticals - 0.0%
Astrazeneca Finance LLC 2.25% 5/28/2031	7,008,000	6,213,812
Astrazeneca Finance LLC 4.6% 3/2/2036 (e)	5,000,000	4,725,902
Astrazeneca Finance LLC 4.875% 3/3/2033	4,110,000	4,069,734
Astrazeneca PLC 4.375% 11/16/2045	5,989,000	4,981,256
Astrazeneca PLC 4.375% 8/17/2048	9,825,000	8,034,121
Astrazeneca PLC 6.45% 9/15/2037	4,582,000	4,944,331
TOTAL HEALTH CARE		32,969,156
TOTAL UNITED KINGDOM		598,369,414
UNITED STATES - 22.1%
Communication Services - 1.9%
Diversified Telecommunication Services - 0.9%
AT&T Inc 1.65% 2/1/2028	8,216,000	7,878,976
AT&T Inc 2.25% 2/1/2032 (e)	13,533,000	11,641,483
AT&T Inc 2.75% 6/1/2031 (e)	14,741,000	13,292,111
AT&T Inc 3.3% 2/1/2052	14,016,000	8,330,499
AT&T Inc 3.5% 2/1/2061	3,800,000	2,191,997
AT&T Inc 3.5% 6/1/2041	7,559,000	5,604,316
AT&T Inc 3.5% 9/15/2053	25,048,000	15,284,483
AT&T Inc 3.55% 9/15/2055	54,468,000	33,018,027
AT&T Inc 3.65% 6/1/2051	11,600,000	7,441,346
AT&T Inc 3.65% 9/15/2059	24,240,000	14,599,395
AT&T Inc 3.8% 2/15/2027	7,149,000	7,129,646
AT&T Inc 4.35% 6/15/2045	5,085,000	3,889,088
AT&T Inc 4.4% 4/30/2031 (e)	20,000,000	19,445,198
AT&T Inc 4.5% 3/9/2048	6,502,000	4,944,906
AT&T Inc 4.65% 6/1/2044	6,251,000	5,095,307
AT&T Inc 4.75% 4/30/2033	15,000,000	14,430,683
Comcast Corp 1.5% 2/15/2031 (e)	17,310,000	14,822,772
Comcast Corp 1.95% 1/15/2031	2,030,000	1,776,462
Comcast Corp 2.45% 8/15/2052	11,310,000	5,473,648
Comcast Corp 2.65% 2/1/2030	26,264,000	24,287,383
Comcast Corp 2.8% 1/15/2051	6,476,000	3,435,286
Comcast Corp 2.887% 11/1/2051	15,309,000	8,198,679
Comcast Corp 2.937% 11/1/2056	57,662,000	29,467,379
Comcast Corp 3.4% 4/1/2030	11,100,000	10,485,769
Comcast Corp 3.45% 2/1/2050	5,896,000	3,620,103
Comcast Corp 3.75% 4/1/2040	4,644,000	3,571,907
Comcast Corp 3.969% 11/1/2047	4,131,000	2,835,117
Comcast Corp 4% 3/1/2048	9,532,000	6,561,601
Comcast Corp 4.4% 8/15/2035	7,700,000	6,943,556
Comcast Corp 5.168% 1/15/2037 (f)	15,087,000	14,035,739
Comcast Corp 5.3% 5/15/2035 (e)	2,000,000	1,962,440
Space Exploration Technologies Corp 5.35% 7/15/2031 (f)	16,900,000	16,518,903
Space Exploration Technologies Corp 5.65% 7/15/2033 (f)	8,900,000	8,586,163
Space Exploration Technologies Corp 5.875% 7/15/2036 (f)	8,900,000	8,387,973
Space Exploration Technologies Corp 6.6% 7/15/2046 (f)	8,900,000	8,079,888
Space Exploration Technologies Corp 6.65% 7/15/2056 (e)(f)	8,900,000	7,920,968
Sprint Capital Corp 8.75% 3/15/2032	10,000,000	11,594,462
Verizon Communications Inc 1.5% 9/18/2030	3,190,000	2,787,113
Verizon Communications Inc 1.68% 10/30/2030	2,665,000	2,337,288
Verizon Communications Inc 2.355% 3/15/2032 (e)	19,271,000	16,666,069
Verizon Communications Inc 2.55% 3/21/2031 (e)	41,913,000	37,706,325
Verizon Communications Inc 2.987% 10/30/2056	69,319,000	38,327,026
Verizon Communications Inc 3.55% 3/22/2051	8,661,000	5,708,024
Verizon Communications Inc 4.016% 12/3/2029	5,000,000	4,871,859
Verizon Communications Inc 4.125% 3/16/2027 (e)	4,369,000	4,367,654
Verizon Communications Inc 4.272% 1/15/2036	19,285,000	17,245,600
Verizon Communications Inc 4.329% 9/21/2028 (e)	6,791,000	6,784,869
Verizon Communications Inc 4.4% 11/1/2034	2,999,000	2,781,361
Verizon Communications Inc 4.75% 1/15/2033 (e)	30,000,000	29,034,163
Verizon Communications Inc 4.75% 11/1/2041	795,000	697,839
Verizon Communications Inc 5% 1/15/2036	6,000,000	5,691,042
Verizon Communications Inc 5.012% 4/15/2049	913,000	758,543
Verizon Communications Inc 5.012% 8/21/2054	9,975,000	8,180,075
Verizon Communications Inc 5.75% 11/30/2045	3,000,000	2,800,372
Verizon Communications Inc 5.875% 11/30/2055	1,560,000	1,437,839
Verizon Communications Inc 6.05% 5/14/2058 (b)	4,000,000	3,905,108
Verizon Communications Inc 6.2% 5/14/2056 (b)	4,000,000	3,859,946
		568,731,774
Entertainment - 0.1%
Netflix Inc 4.9% 8/15/2034 (e)	14,010,000	13,712,430
Netflix Inc 5.25% 8/15/2036 (e)	4,000,000	3,953,122
Walt Disney Co/The 2% 9/1/2029 (e)	8,297,000	7,697,356
Walt Disney Co/The 2.65% 1/13/2031	12,615,000	11,546,418
Walt Disney Co/The 2.75% 9/1/2049	8,288,000	4,947,854
Walt Disney Co/The 3.5% 5/13/2040 (e)	5,423,000	4,319,134
Walt Disney Co/The 3.6% 1/13/2051 (e)	5,404,000	3,772,742
Walt Disney Co/The 3.8% 5/13/2060	5,423,000	3,752,526
Walt Disney Co/The 4.7% 3/23/2050 (e)	3,867,000	3,247,773
Walt Disney Co/The 5.4% 10/1/2043	3,078,000	2,938,292
Walt Disney Co/The 6.15% 2/15/2041 (e)	8,340,000	8,697,360
Walt Disney Co/The 6.15% 3/1/2037	3,142,000	3,339,978
		71,924,985
Interactive Media & Services - 0.5%
Alphabet Inc 1.1% 8/15/2030 (e)	11,696,000	10,170,049
Alphabet Inc 2.05% 8/15/2050	11,696,000	5,861,891
Alphabet Inc 3.7% 2/15/2029 (e)	10,000,000	9,793,528
Alphabet Inc 3.875% 11/15/2028	9,290,000	9,168,184
Alphabet Inc 4% 5/15/2030	4,720,000	4,593,773
Alphabet Inc 4.1% 11/15/2030	5,000,000	4,850,569
Alphabet Inc 4.1% 2/15/2031	17,750,000	17,154,112
Alphabet Inc 4.5% 5/15/2035	970,000	918,910
Alphabet Inc 4.7% 11/15/2035	11,600,000	10,989,227
Alphabet Inc 4.8% 2/15/2036 (e)	16,800,000	15,996,747
Alphabet Inc 4.875% 8/15/2031	8,000,000	7,948,684
Alphabet Inc 5.2% 8/15/2033	6,000,000	5,978,455
Alphabet Inc 5.25% 5/15/2055	6,130,000	5,296,358
Alphabet Inc 5.45% 11/15/2055	21,000,000	18,607,469
Alphabet Inc 5.45% 8/15/2036	12,000,000	11,905,425
Alphabet Inc 5.65% 2/15/2056 (e)	16,700,000	15,278,812
Alphabet Inc 6.375% 8/15/2056	18,300,000	18,413,871
Meta Platforms Inc 3.5% 8/15/2027	6,820,000	6,769,448
Meta Platforms Inc 3.85% 8/15/2032 (e)	7,620,000	7,066,104
Meta Platforms Inc 4.2% 11/15/2030 (e)	9,400,000	9,110,789
Meta Platforms Inc 4.3% 8/15/2029 (e)	14,300,000	14,190,091
Meta Platforms Inc 4.45% 8/15/2052 (e)	12,000,000	8,611,751
Meta Platforms Inc 4.55% 5/15/2031 (e)	25,900,000	25,311,281
Meta Platforms Inc 4.6% 11/15/2032 (e)	9,400,000	9,026,174
Meta Platforms Inc 4.6% 5/15/2028 (e)	4,630,000	4,637,848
Meta Platforms Inc 4.65% 8/15/2062	1,800,000	1,254,981
Meta Platforms Inc 4.75% 8/15/2034	3,000,000	2,854,791
Meta Platforms Inc 4.875% 11/15/2035 (e)	9,400,000	8,797,984
Meta Platforms Inc 4.95% 5/15/2033 (e)	6,700,000	6,546,439
Meta Platforms Inc 5.25% 5/15/2036 (e)	22,750,000	21,895,263
Meta Platforms Inc 5.4% 8/15/2054	16,808,000	13,625,893
Meta Platforms Inc 5.5% 11/15/2045	9,400,000	8,157,335
Meta Platforms Inc 5.6% 5/15/2053 (e)	6,190,000	5,201,962
Meta Platforms Inc 5.625% 11/15/2055	16,870,000	14,060,573
Meta Platforms Inc 5.75% 11/15/2065	9,400,000	7,718,321
Meta Platforms Inc 6.3% 5/15/2056	29,250,000	26,929,825
		374,692,917
Media - 0.2%
AppLovin Corp 5.125% 12/1/2029 (e)	3,730,000	3,735,799
AppLovin Corp 5.5% 12/1/2034 (e)	7,170,000	7,051,613
Charter Communications Operating LLC / Charter Communications Operating Capital 2.8% 4/1/2031 (e)	20,299,000	17,796,680
Charter Communications Operating LLC / Charter Communications Operating Capital 3.5% 6/1/2041	26,758,000	18,052,049
Charter Communications Operating LLC / Charter Communications Operating Capital 3.7% 4/1/2051	7,027,000	4,198,110
Charter Communications Operating LLC / Charter Communications Operating Capital 4.2% 3/15/2028	8,737,000	8,606,593
Charter Communications Operating LLC / Charter Communications Operating Capital 4.4% 4/1/2033	5,700,000	5,130,480
Charter Communications Operating LLC / Charter Communications Operating Capital 5.05% 3/30/2029	4,833,000	4,792,779
Charter Communications Operating LLC / Charter Communications Operating Capital 5.125% 7/1/2049	9,816,000	7,197,890
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/2047	4,534,000	3,506,572
Charter Communications Operating LLC / Charter Communications Operating Capital 5.75% 4/1/2048	4,154,000	3,371,378
Charter Communications Operating LLC / Charter Communications Operating Capital 5.85% 12/1/2035 (e)	2,380,000	2,237,001
Charter Communications Operating LLC / Charter Communications Operating Capital 6.1% 6/1/2029	3,000,000	3,050,877
Charter Communications Operating LLC / Charter Communications Operating Capital 6.384% 10/23/2035	10,684,000	10,415,431
Charter Communications Operating LLC / Charter Communications Operating Capital 6.484% 10/23/2045	3,725,000	3,315,412
Charter Communications Operating LLC / Charter Communications Operating Capital 6.55% 6/1/2034	12,650,000	12,630,643
Charter Communications Operating LLC / Charter Communications Operating Capital 6.7% 12/1/2055 (e)	2,400,000	2,178,278
Fox Corp 4.709% 1/25/2029	8,245,000	8,207,408
Fox Corp 5.476% 1/25/2039 (e)	3,027,000	2,878,843
Fox Corp 5.576% 1/25/2049 (e)	7,398,000	6,674,401
Time Warner Cable LLC 4.5% 9/15/2042	16,137,000	11,919,500
Time Warner Cable LLC 6.55% 5/1/2037	7,500,000	7,222,745
Time Warner Cable LLC 7.3% 7/1/2038	3,177,000	3,191,233
TWDC Enterprises 18 Corp 3% 7/30/2046	3,575,000	2,373,238
TWDC Enterprises 18 Corp 4.125% 6/1/2044 (e)	4,528,000	3,638,564
TWDC Enterprises 18 Corp 4.375% 8/16/2041 (e)	5,200,000	4,466,497
		167,840,014
Wireless Telecommunication Services - 0.2%
T-Mobile USA Inc 2.05% 2/15/2028 (e)	11,928,000	11,493,935
T-Mobile USA Inc 3.3% 2/15/2051	11,928,000	7,349,205
T-Mobile USA Inc 3.5% 4/15/2031	1,000,000	931,816
T-Mobile USA Inc 3.75% 4/15/2027	6,689,000	6,661,910
T-Mobile USA Inc 3.875% 4/15/2030	14,289,000	13,733,022
T-Mobile USA Inc 4.375% 4/15/2040 (e)	6,689,000	5,646,785
T-Mobile USA Inc 4.5% 4/15/2050 (e)	11,522,000	8,793,945
T-Mobile USA Inc 4.625% 1/15/2033	5,200,000	4,987,284
T-Mobile USA Inc 4.7% 1/15/2035	980,000	919,001
T-Mobile USA Inc 4.8% 7/15/2028	6,375,000	6,386,194
T-Mobile USA Inc 4.95% 11/15/2035	2,500,000	2,377,419
T-Mobile USA Inc 4.95% 3/15/2028	14,700,000	14,759,833
T-Mobile USA Inc 5.05% 7/15/2033	30,475,000	29,837,317
T-Mobile USA Inc 5.2% 1/15/2033	7,265,000	7,215,089
T-Mobile USA Inc 5.25% 6/15/2055	4,500,000	3,764,792
T-Mobile USA Inc 5.65% 1/15/2053 (e)	10,210,000	9,116,297
T-Mobile USA Inc 5.7% 1/15/2056 (e)	2,000,000	1,789,328
T-Mobile USA Inc 5.85% 2/15/2056 (e)	3,070,000	2,807,692
T-Mobile USA Inc 5.875% 11/15/2055 (e)	5,000,000	4,580,193
		143,151,057
TOTAL COMMUNICATION SERVICES		1,326,340,747
Consumer Discretionary - 1.4%
Automobile Components - 0.0%
Aptiv Swiss Holdings Ltd 3.1% 12/1/2051	4,380,000	2,576,617
Lear Corp 3.55% 1/15/2052	2,600,000	1,668,217
		4,244,834
Automobiles - 0.3%
American Honda Finance Corp 2% 3/24/2028	2,000,000	1,919,020
American Honda Finance Corp 2.25% 1/12/2029	1,900,000	1,791,331
American Honda Finance Corp 2.3% 9/9/2026	3,972,000	3,970,359
American Honda Finance Corp 4.25% 9/1/2028	4,500,000	4,455,879
American Honda Finance Corp 4.45% 1/8/2031	1,800,000	1,750,783
American Honda Finance Corp 4.8% 3/5/2030	4,640,000	4,595,646
American Honda Finance Corp 4.85% 10/23/2031 (e)	10,690,000	10,498,624
American Honda Finance Corp 5.05% 7/8/2031	4,000,000	3,966,998
American Honda Finance Corp 5.1% 1/8/2036 (e)	2,700,000	2,602,440
American Honda Finance Corp 5.125% 7/7/2028	4,550,000	4,576,286
American Honda Finance Corp 5.15% 7/9/2032 (e)	4,000,000	3,964,322
American Honda Finance Corp 5.2% 3/5/2035 (e)	3,210,000	3,133,737
Ford Motor Co 5.291% 12/8/2046 (e)	8,130,000	6,568,886
Ford Motor Co 6.1% 8/19/2032 (e)	17,360,000	17,508,849
General Motors Co 5% 10/1/2028	5,463,000	5,469,230
General Motors Co 5.15% 4/1/2038	1,300,000	1,205,137
General Motors Co 5.2% 4/1/2045	3,392,000	2,917,330
General Motors Co 5.6% 10/15/2032 (e)	4,900,000	4,955,771
General Motors Co 5.625% 4/15/2030 (e)	10,000,000	10,149,963
General Motors Co 5.95% 4/1/2049 (e)	5,027,000	4,679,780
General Motors Co 6.6% 4/1/2036 (e)	8,489,000	8,927,628
General Motors Co 6.75% 4/1/2046 (e)	5,684,000	5,823,621
General Motors Co 6.8% 10/1/2027	10,536,000	10,738,672
General Motors Financial Co Inc 2.35% 1/8/2031 (e)	2,000,000	1,774,208
General Motors Financial Co Inc 2.4% 10/15/2028 (e)	1,700,000	1,616,097
General Motors Financial Co Inc 2.4% 4/10/2028	2,000,000	1,924,548
General Motors Financial Co Inc 3.85% 1/5/2028	5,561,000	5,491,471
General Motors Financial Co Inc 4.35% 1/17/2027	6,356,000	6,353,486
General Motors Financial Co Inc 4.6% 1/8/2031	4,500,000	4,391,358
General Motors Financial Co Inc 5.1% 9/15/2031	6,000,000	5,939,965
General Motors Financial Co Inc 5.45% 7/15/2030	5,000,000	5,048,312
General Motors Financial Co Inc 5.6% 6/18/2031	4,220,000	4,266,591
General Motors Financial Co Inc 5.625% 4/4/2032	6,000,000	6,060,626
General Motors Financial Co Inc 5.65% 1/17/2029 (e)	16,996,000	17,232,727
General Motors Financial Co Inc 6.4% 1/9/2033 (e)	10,000,000	10,471,607
		196,741,288
Broadline Retail - 0.4%
Amazon.com Inc 1.5% 6/3/2030 (e)	15,466,000	13,691,733
Amazon.com Inc 2.1% 5/12/2031 (e)	7,251,000	6,377,454
Amazon.com Inc 2.5% 6/3/2050	5,085,000	2,755,274
Amazon.com Inc 2.875% 5/12/2041 (e)	27,600,000	19,656,498
Amazon.com Inc 3.1% 5/12/2051	5,251,000	3,186,560
Amazon.com Inc 3.15% 8/22/2027	8,309,000	8,216,790
Amazon.com Inc 3.6% 4/13/2032 (e)	2,000,000	1,862,843
Amazon.com Inc 3.875% 8/22/2037	8,728,000	7,581,295
Amazon.com Inc 3.9% 11/20/2028	10,000,000	9,852,625
Amazon.com Inc 4% 3/13/2029	5,000,000	4,914,446
Amazon.com Inc 4.05% 8/22/2047	15,112,000	11,264,584
Amazon.com Inc 4.1% 11/20/2030	11,770,000	11,404,155
Amazon.com Inc 4.25% 3/13/2031	8,700,000	8,436,903
Amazon.com Inc 4.25% 8/22/2057	7,208,000	5,187,250
Amazon.com Inc 4.55% 12/1/2027	10,000,000	10,025,566
Amazon.com Inc 4.6% 7/9/2029	8,000,000	7,963,427
Amazon.com Inc 4.7% 12/1/2032 (e)	28,300,000	27,816,015
Amazon.com Inc 4.8% 12/5/2034 (e)	6,766,000	6,584,879
Amazon.com Inc 4.8% 7/9/2031	7,500,000	7,431,347
Amazon.com Inc 5.1% 7/9/2033	8,500,000	8,403,658
Amazon.com Inc 5.3% 7/9/2036 (e)	11,000,000	10,765,406
Amazon.com Inc 5.45% 11/20/2055	14,700,000	12,983,371
Amazon.com Inc 5.65% 3/13/2046	6,000,000	5,625,427
Amazon.com Inc 5.8% 3/13/2056	34,389,000	31,720,805
Amazon.com Inc 6.1% 7/9/2056 (e)	21,000,000	20,281,021
eBay Inc 2.6% 5/10/2031 (e)	2,000,000	1,786,208
eBay Inc 2.7% 3/11/2030	2,000,000	1,847,586
eBay Inc 4% 7/15/2042 (e)	4,200,000	3,256,635
eBay Inc 5.95% 11/22/2027	8,000,000	8,116,394
		278,996,155
Distributors - 0.0%
Genuine Parts Co 2.75% 2/1/2032 (e)	2,000,000	1,736,423
Diversified Consumer Services - 0.1%
American University/The 3.672% 4/1/2049	1,903,000	1,368,911
Cornell University 4.169% 6/15/2030	1,000,000	979,466
Cornell University 4.733% 6/15/2035	5,900,000	5,706,836
Duke University 2.832% 10/1/2055	3,714,000	2,220,735
George Washington University/The 4.126% 9/15/2048	5,575,000	4,333,778
George Washington University/The 4.3% 9/15/2044	1,589,000	1,302,186
Massachusetts Institute of Technology 2.989% 7/1/2050	3,722,000	2,379,697
Massachusetts Institute of Technology 3.885% 7/1/2116	2,248,000	1,458,779
Massachusetts Institute of Technology 3.959% 7/1/2038	3,753,000	3,350,401
Massachusetts Institute of Technology 5.618% 6/1/2055 (e)	7,000,000	6,868,291
Northwestern University 3.662% 12/1/2057	4,398,000	3,042,188
Northwestern University 4.643% 12/1/2044	2,661,000	2,377,319
President and Fellows of Harvard College 3.15% 7/15/2046	3,000,000	2,077,196
President and Fellows of Harvard College 3.3% 7/15/2056	3,852,000	2,469,238
President and Fellows of Harvard College 3.619% 10/1/2037	795,000	679,183
President and Fellows of Harvard College 5.259% 3/15/2036	7,180,000	7,261,006
Trustees of Columbia University in the City of New York/The 4.355% 10/1/2035	2,700,000	2,550,408
Trustees of Princeton University/The 5.7% 3/1/2039	5,795,000	5,931,501
University of Chicago/The 3% 10/1/2052	5,027,000	3,274,310
University of Notre Dame du Lac 3.438% 2/15/2045	2,646,000	1,983,410
University of Southern California 2.945% 10/1/2051	9,096,000	5,662,593
University of Southern California 5.25% 10/1/2111	1,589,000	1,402,958
William Marsh Rice University 3.774% 5/15/2055	1,510,000	1,091,354
		69,771,744
Hotels, Restaurants & Leisure - 0.2%
Expedia Group Inc 2.95% 3/15/2031	2,000,000	1,820,957
Expedia Group Inc 3.25% 2/15/2030 (e)	6,863,000	6,474,422
Expedia Group Inc 4.625% 8/1/2027 (e)	2,000,000	2,001,706
Marriott International Inc/MD 2.85% 4/15/2031	17,100,000	15,523,389
Marriott International Inc/MD 4.875% 5/15/2029	6,000,000	5,998,255
Marriott International Inc/MD 5.25% 10/15/2035 (e)	4,000,000	3,905,212
Marriott International Inc/MD 5.35% 3/15/2035	3,450,000	3,391,585
Marriott International Inc/MD 5.5% 4/15/2037	5,110,000	5,013,233
McDonald's Corp 3.6% 7/1/2030 (e)	5,684,000	5,444,081
McDonald's Corp 3.625% 9/1/2049 (e)	9,831,000	6,828,693
McDonald's Corp 4.2% 4/1/2050	6,666,000	5,101,631
McDonald's Corp 4.4% 2/12/2031 (e)	7,600,000	7,471,229
McDonald's Corp 4.45% 3/1/2047	4,511,000	3,646,297
McDonald's Corp 4.875% 12/9/2045 (e)	4,313,000	3,735,304
McDonald's Corp 6.3% 3/1/2038	5,596,000	5,927,898
Metropolitan Museum of Art/The 3.4% 7/1/2045	2,383,000	1,717,072
Starbucks Corp 2% 3/12/2027 (e)	9,502,000	9,387,817
Starbucks Corp 3% 2/14/2032 (e)	4,900,000	4,427,523
Starbucks Corp 3.5% 11/15/2050 (e)	3,287,000	2,198,901
Starbucks Corp 4% 11/15/2028	5,561,000	5,478,836
Starbucks Corp 4.5% 11/15/2048 (e)	1,159,000	928,027
		106,422,068
Household Durables - 0.0%
DR Horton Inc 1.3% 10/15/2026	2,000,000	1,992,976
DR Horton Inc 5% 10/15/2034	3,000,000	2,901,787
DR Horton Inc 5.5% 10/15/2035	1,940,000	1,926,951
Lennar Corp 4.75% 11/29/2027 (e)	6,283,000	6,285,948
Toll Brothers Finance Corp 4.35% 2/15/2028	1,900,000	1,890,642
		14,998,304
Leisure Products - 0.0%
Brunswick Corp/DE 5.1% 4/1/2052	206,000	156,824
Hasbro Inc 3.9% 11/19/2029	2,000,000	1,933,710
Hasbro Inc 5.1% 5/15/2044	3,400,000	2,898,852
		4,989,386
Specialty Retail - 0.4%
AutoNation Inc 2.4% 8/1/2031 (e)	1,000,000	873,467
AutoNation Inc 3.85% 3/1/2032 (e)	6,090,000	5,606,804
AutoZone Inc 3.75% 6/1/2027	4,611,000	4,584,664
AutoZone Inc 4% 4/15/2030	9,521,000	9,196,343
AutoZone Inc 5.1% 7/15/2029	1,730,000	1,740,559
AutoZone Inc 5.125% 6/15/2030	2,680,000	2,689,339
AutoZone Inc 5.4% 7/15/2034 (e)	1,530,000	1,523,219
Home Depot Inc/The 2.375% 3/15/2051	13,507,000	7,265,543
Home Depot Inc/The 2.5% 4/15/2027 (e)	9,637,000	9,535,411
Home Depot Inc/The 2.8% 9/14/2027	3,972,000	3,911,456
Home Depot Inc/The 2.95% 6/15/2029 (e)	16,616,000	15,893,104
Home Depot Inc/The 3.125% 12/15/2049	5,317,000	3,405,759
Home Depot Inc/The 3.3% 4/15/2040 (e)	6,833,000	5,320,840
Home Depot Inc/The 3.75% 9/15/2028	16,000,000	15,758,541
Home Depot Inc/The 3.9% 12/6/2028	4,575,000	4,516,227
Home Depot Inc/The 3.9% 6/15/2047	6,813,000	5,126,536
Home Depot Inc/The 4.2% 4/1/2043	1,251,000	1,033,718
Home Depot Inc/The 4.25% 4/1/2046	2,606,000	2,094,236
Home Depot Inc/The 4.5% 12/6/2048	10,434,000	8,516,480
Home Depot Inc/The 4.75% 6/25/2029	2,000,000	2,005,557
Home Depot Inc/The 4.875% 2/15/2044	2,283,000	2,027,879
Home Depot Inc/The 4.95% 6/25/2034 (e)	11,600,000	11,408,678
Home Depot Inc/The 5.875% 12/16/2036	13,741,000	14,216,687
Lowe's Cos Inc 1.3% 4/15/2028	6,380,000	6,048,196
Lowe's Cos Inc 1.7% 10/15/2030 (e)	9,666,000	8,481,248
Lowe's Cos Inc 3.65% 4/5/2029	10,507,000	10,211,463
Lowe's Cos Inc 3.7% 4/15/2046 (e)	2,780,000	1,996,716
Lowe's Cos Inc 3.75% 4/1/2032	32,063,000	29,839,710
Lowe's Cos Inc 4.05% 5/3/2047	9,135,000	6,842,128
Lowe's Cos Inc 4.5% 4/15/2030 (e)	9,618,000	9,484,586
Lowe's Cos Inc 5.625% 4/15/2053 (e)	13,800,000	12,665,329
Lowe's Cos Inc 5.75% 7/1/2053 (e)	4,623,000	4,311,208
O'Reilly Automotive Inc 4.7% 6/15/2032 (e)	8,100,000	7,915,418
O'Reilly Automotive Inc 4.8% 8/14/2029 (e)	7,000,000	6,981,874
O'Reilly Automotive Inc 5.1% 3/12/2036	2,000,000	1,925,205
O'Reilly Automotive Inc 5.55% 3/14/2037	2,000,000	1,979,954
		246,934,082
Textiles, Apparel & Luxury Goods - 0.0%
NIKE Inc 2.85% 3/27/2030 (e)	4,775,000	4,469,554
NIKE Inc 3.25% 3/27/2040 (e)	9,666,000	7,438,804
NIKE Inc 3.375% 11/1/2046	3,575,000	2,499,144
NIKE Inc 3.375% 3/27/2050 (e)	4,775,000	3,209,540
Tapestry Inc 3.05% 3/15/2032 (e)	2,320,000	2,071,129
Tapestry Inc 5.1% 3/11/2030	2,000,000	1,998,409
Tapestry Inc 5.5% 3/11/2035	2,000,000	1,966,393
		23,652,973
TOTAL CONSUMER DISCRETIONARY		948,487,257
Consumer Staples - 1.1%
Beverages - 0.3%
Coca-Cola Co/The 1.375% 3/15/2031 (e)	9,666,000	8,365,098
Coca-Cola Co/The 1.65% 6/1/2030 (e)	13,650,000	12,237,569
Coca-Cola Co/The 2.5% 3/15/2051	4,833,000	2,738,839
Coca-Cola Co/The 2.5% 6/1/2040	6,660,000	4,743,273
Coca-Cola Co/The 2.6% 6/1/2050	6,660,000	3,912,020
Coca-Cola Co/The 2.75% 6/1/2060	6,660,000	3,640,680
Coca-Cola Co/The 3.45% 3/25/2030 (e)	4,000,000	3,851,209
Coca-Cola Co/The 5% 5/13/2034 (e)	6,760,000	6,795,690
Coca-Cola Co/The 5.2% 1/14/2055 (e)	9,790,000	8,920,580
Constellation Brands Inc 3.5% 5/9/2027	7,944,000	7,894,415
Constellation Brands Inc 4.75% 5/9/2032	5,000,000	4,870,453
Constellation Brands Inc 4.95% 11/1/2035 (e)	2,400,000	2,286,326
Constellation Brands Inc 5.25% 11/15/2048 (e)	5,751,000	5,115,452
Keurig Dr Pepper Inc 2.25% 3/15/2031	2,000,000	1,763,502
Keurig Dr Pepper Inc 3.2% 5/1/2030	2,000,000	1,867,100
Keurig Dr Pepper Inc 3.8% 5/1/2050	2,513,000	1,728,576
Keurig Dr Pepper Inc 4.05% 4/15/2032 (e)	11,200,000	10,498,116
Keurig Dr Pepper Inc 4.5% 4/15/2052 (e)	1,000,000	773,641
Keurig Dr Pepper Inc 4.6% 5/15/2030	7,880,000	7,725,796
Keurig Dr Pepper Inc 5.15% 5/15/2035 (e)	7,080,000	6,862,306
Molson Coors Beverage Co 4.2% 7/15/2046 (e)	10,509,000	8,046,772
PepsiCo Inc 1.4% 2/25/2031	12,450,000	10,742,790
PepsiCo Inc 1.625% 5/1/2030	34,299,000	30,723,682
PepsiCo Inc 3% 10/15/2027	14,466,000	14,257,221
PepsiCo Inc 3.6% 8/13/2042 (e)	2,383,000	1,850,883
PepsiCo Inc 3.875% 3/19/2060	4,833,000	3,436,617
PepsiCo Inc 4.25% 10/22/2044	4,766,000	3,953,291
PepsiCo Inc 4.45% 4/14/2046	4,607,000	3,865,211
PepsiCo Inc 5% 2/7/2035 (e)	4,770,000	4,700,143
PepsiCo Inc 5% 7/23/2035 (e)	11,370,000	11,201,014
		199,368,265
Consumer Staples Distribution & Retail - 0.2%
Costco Wholesale Corp 1.375% 6/20/2027	13,997,000	13,686,674
Costco Wholesale Corp 1.6% 4/20/2030	2,000,000	1,796,336
Costco Wholesale Corp 1.75% 4/20/2032 (e)	2,000,000	1,708,838
Dollar General Corp 5% 11/1/2032 (e)	9,230,000	9,058,501
Dollar Tree Inc 4.2% 5/15/2028 (e)	8,178,000	8,095,991
Kroger Co/The 1.7% 1/15/2031	5,315,000	4,625,104
Kroger Co/The 2.2% 5/1/2030 (e)	2,780,000	2,525,054
Kroger Co/The 2.65% 10/15/2026	2,264,000	2,259,468
Kroger Co/The 3.95% 1/15/2050	2,900,000	2,095,559
Kroger Co/The 5% 9/15/2034 (e)	4,540,000	4,386,996
Kroger Co/The 5.15% 8/1/2043 (e)	2,165,000	1,951,169
Kroger Co/The 5.4% 1/15/2049	5,171,000	4,655,401
Kroger Co/The 5.5% 9/15/2054 (e)	5,170,000	4,638,993
Kroger Co/The 5.65% 9/15/2064 (e)	2,660,000	2,379,888
Sysco Corp 3.3% 2/15/2050	11,213,000	7,150,056
Sysco Corp 6.6% 4/1/2040	7,830,000	8,147,142
Target Corp 3.9% 11/15/2047	11,736,000	8,796,220
Target Corp 4% 7/1/2042	5,561,000	4,520,130
Target Corp 4.4% 1/15/2033 (e)	8,300,000	8,046,440
Walmart Inc 2.95% 9/24/2049	5,027,000	3,210,320
Walmart Inc 3.7% 6/26/2028	9,771,000	9,651,525
Walmart Inc 3.9% 4/15/2028	7,300,000	7,241,215
Walmart Inc 4.05% 6/29/2048 (e)	14,433,000	11,414,236
Walmart Inc 4.1% 4/15/2033 (e)	7,300,000	6,987,781
Walmart Inc 4.3% 4/22/2044	4,766,000	4,098,711
Walmart Inc 4.75% 4/30/2036 (e)	5,000,000	4,846,857
Walmart Inc 5.625% 4/1/2040 (e)	1,589,000	1,617,304
Walmart Inc 5.625% 4/15/2041	3,654,000	3,741,825
Walmart Inc 6.5% 8/15/2037	6,573,000	7,270,941
		160,604,675
Food Products - 0.3%
Archer-Daniels-Midland Co 2.9% 3/1/2032 (e)	2,300,000	2,067,760
Archer-Daniels-Midland Co 4.5% 8/15/2033 (e)	16,900,000	16,356,776
Bunge Ltd Finance Corp 2.75% 5/14/2031 (e)	2,000,000	1,806,759
Bunge Ltd Finance Corp 4.2% 9/17/2029	3,260,000	3,198,484
Bunge Ltd Finance Corp 4.65% 9/17/2034 (e)	2,540,000	2,414,273
Bunge Ltd Finance Corp 4.8% 3/19/2033	1,500,000	1,462,589
Bunge Ltd Finance Corp 5.15% 3/19/2036 (e)	4,400,000	4,261,271
Campbell's Company/The 4.8% 3/15/2048 (e)	11,120,000	8,732,429
Conagra Brands Inc 4.85% 11/1/2028	10,827,000	10,782,140
Conagra Brands Inc 5.3% 11/1/2038 (e)	3,936,000	3,623,846
Conagra Brands Inc 5.4% 11/1/2048 (e)	7,130,000	6,068,617
General Mills Inc 2.875% 4/15/2030 (e)	5,778,000	5,370,344
General Mills Inc 3% 2/1/2051	4,854,000	2,992,362
General Mills Inc 4.2% 4/17/2028	13,662,000	13,549,192
General Mills Inc 4.875% 1/30/2030	2,540,000	2,531,098
General Mills Inc 4.95% 3/29/2033 (e)	3,670,000	3,589,681
JBS NV/JBS USA Foods Group Holdings Inc/JBS USA Food Co Holdings 3% 5/15/2032	8,000,000	7,046,049
JBS NV/JBS USA Foods Group Holdings Inc/JBS USA Food Co Holdings 5.5% 1/15/2036	8,600,000	8,373,398
JBS NV/JBS USA Foods Group Holdings Inc/JBS USA Food Co Holdings 5.75% 4/1/2033	19,650,000	19,929,993
JBS NV/JBS USA Foods Group Holdings Inc/JBS USA Food Co Holdings 6.25% 3/1/2056	9,900,000	9,312,430
JBS NV/JBS USA Foods Group Holdings Inc/JBS USA Food Co Holdings 6.4% 5/10/2057 (f)	5,500,000	5,274,775
JBS NV/JBS USA Foods Group Holdings Inc/JBS USA Food Co Holdings 6.75% 3/15/2034	778,000	831,452
Kellanova 4.3% 5/15/2028	4,766,000	4,738,737
Kraft Heinz Foods Co 3.875% 5/15/2027 (e)	7,927,000	7,900,436
Kraft Heinz Foods Co 4.375% 6/1/2046	3,078,000	2,395,169
Kraft Heinz Foods Co 5% 6/4/2042 (e)	9,800,000	8,577,621
Kraft Heinz Foods Co 5% 7/15/2035	1,000,000	955,567
Kraft Heinz Foods Co 5.2% 7/15/2045 (e)	2,000,000	1,736,529
Kraft Heinz Foods Co 6.875% 1/26/2039	2,000,000	2,137,931
Tyson Foods Inc 4.35% 3/1/2029	4,041,000	3,995,670
Tyson Foods Inc 5.1% 9/28/2048 (e)	7,408,000	6,446,849
		178,460,227
Household Products - 0.1%
Colgate-Palmolive Co 3.25% 8/15/2032 (e)	2,000,000	1,844,361
Kimberly-Clark Corp 1.05% 9/15/2027 (e)	16,774,000	16,221,484
Kimberly-Clark Corp 3.1% 3/26/2030	3,346,000	3,154,603
Kimberly-Clark Corp 3.2% 7/30/2046	1,986,000	1,365,252
Kimberly-Clark Corp 3.95% 11/1/2028	6,766,000	6,675,377
Kimberly-Clark Corp 6.625% 8/1/2037 (e)	1,200,000	1,329,207
Procter & Gamble Co/The 1.95% 4/23/2031	14,500,000	12,843,820
Procter & Gamble Co/The 2.3% 2/1/2032 (e)	2,000,000	1,776,586
Procter & Gamble Co/The 3% 3/25/2030	9,868,000	9,334,565
Procter & Gamble Co/The 4.35% 11/3/2035 (e)	6,500,000	6,147,745
Procter & Gamble Co/The 5.55% 3/5/2037	2,000,000	2,073,703
		62,766,703
Personal Care Products - 0.0%
Estee Lauder Cos Inc/The 1.95% 3/15/2031	13,533,000	11,849,425
Estee Lauder Cos Inc/The 5% 2/14/2034 (e)	2,600,000	2,545,636
Estee Lauder Cos Inc/The 5.15% 5/15/2053 (e)	4,000,000	3,481,029
Kenvue Inc 4.9% 3/22/2033	6,173,000	6,085,754
Kenvue Inc 5.05% 3/22/2028	5,583,000	5,618,511
Kenvue Inc 5.05% 3/22/2053 (e)	6,173,000	5,367,409
		34,947,764
Tobacco - 0.2%
Altria Group Inc 3.4% 2/4/2041 (e)	10,000,000	7,379,496
Altria Group Inc 3.875% 9/16/2046	7,944,000	5,665,353
Altria Group Inc 4.25% 8/9/2042	7,768,000	6,175,989
Altria Group Inc 4.8% 2/14/2029	10,541,000	10,540,066
Altria Group Inc 5.8% 2/14/2039	7,428,000	7,315,122
Altria Group Inc 5.95% 2/14/2049 (e)	8,261,000	7,818,926
Philip Morris International Inc 3.875% 10/27/2028	8,000,000	7,871,252
Philip Morris International Inc 3.875% 8/21/2042	3,833,000	3,023,134
Philip Morris International Inc 4.125% 3/4/2043	7,944,000	6,423,866
Philip Morris International Inc 4.625% 10/29/2035	6,000,000	5,636,586
Philip Morris International Inc 4.625% 11/1/2029	5,360,000	5,329,284
Philip Morris International Inc 4.875% 11/15/2043 (e)	4,766,000	4,190,784
Philip Morris International Inc 4.875% 2/15/2028	6,100,000	6,122,236
Philip Morris International Inc 4.9% 11/1/2034 (e)	5,660,000	5,500,098
Philip Morris International Inc 5.125% 11/17/2027	8,330,000	8,383,896
Philip Morris International Inc 5.375% 2/15/2033	6,430,000	6,487,989
Philip Morris International Inc 5.75% 11/17/2032	5,880,000	6,055,292
Philip Morris International Inc 6.375% 5/16/2038	1,152,000	1,222,550
		111,141,919
TOTAL CONSUMER STAPLES		747,289,553
Energy - 1.4%
Energy Equipment & Services - 0.1%
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc 4.08% 12/15/2047	19,106,000	14,665,746
Baker Hughes Holdings LLC 5.125% 9/15/2040	1,589,000	1,482,861
Halliburton Co 2.92% 3/1/2030 (e)	7,656,000	7,150,643
Halliburton Co 4.85% 11/15/2035	9,000,000	8,538,925
Halliburton Co 5% 11/15/2045 (e)	5,989,000	5,219,327
Halliburton Co 7.45% 9/15/2039	1,192,000	1,355,284
		38,412,786
Oil, Gas & Consumable Fuels - 1.3%
APA Corp 6.1% 2/15/2035	6,200,000	6,330,926
Boardwalk Pipelines LP 3.4% 2/15/2031	2,000,000	1,852,038
BP Capital Markets PLC 3.279% 9/19/2027	10,121,000	10,010,099
Cheniere Energy Inc 5.65% 4/15/2034	4,400,000	4,438,701
Cheniere Energy Partners LP 5.35% 11/30/2036 (e)(f)	2,000,000	1,945,042
Cheniere Energy Partners LP 5.75% 8/15/2034	11,150,000	11,302,101
Cheniere Energy Partners LP 6.05% 11/30/2056 (f)	2,000,000	1,932,078
Chevron Corp 2.236% 5/11/2030 (e)	5,916,000	5,414,438
Chevron Corp 2.978% 5/11/2040 (e)	4,949,000	3,731,404
Chevron Corp 3.078% 5/11/2050	5,916,000	3,803,827
Chevron USA Inc 4.2% 10/15/2049	3,480,000	2,650,418
Chevron USA Inc 4.95% 8/15/2047	10,963,000	9,896,884
ConocoPhillips 6.5% 2/1/2039	5,981,000	6,481,463
ConocoPhillips Co 4.7% 1/15/2030	9,380,000	9,342,055
ConocoPhillips Co 5% 1/15/2035	6,290,000	6,172,220
ConocoPhillips Co 5.05% 9/15/2033	9,450,000	9,427,886
ConocoPhillips Co 5.5% 1/15/2055 (e)	8,540,000	7,870,162
ConocoPhillips Co 5.55% 3/15/2054 (e)	9,450,000	8,755,960
ConocoPhillips Co 5.95% 3/15/2046	4,766,000	4,774,453
DCP Midstream Operating LP 3.25% 2/15/2032 (e)	1,000,000	915,327
DCP Midstream Operating LP 8.125% 8/16/2030 (e)	2,000,000	2,225,625
Devon Energy Corp 5% 6/15/2045 (e)	13,220,000	11,543,292
Devon Energy Corp 5.6% 7/15/2041 (e)	2,283,000	2,187,167
Diamondback Energy Inc 5.15% 1/30/2030	3,200,000	3,221,889
Diamondback Energy Inc 5.55% 4/1/2035	5,200,000	5,230,358
Diamondback Energy Inc 5.75% 4/18/2054	1,000,000	945,183
Diamondback Energy Inc 5.9% 4/18/2064	7,900,000	7,488,405
Diamondback Energy Inc 6.25% 3/15/2033	11,200,000	11,748,581
Eastern Gas Transmission & Storage Inc 3.9% 11/15/2049	9,666,000	6,820,010
Energy Transfer LP 3.75% 5/15/2030	13,291,000	12,694,794
Energy Transfer LP 4.95% 6/15/2028 (e)	7,490,000	7,510,385
Energy Transfer LP 5% 5/15/2050	14,074,000	11,528,615
Energy Transfer LP 5.15% 3/15/2045 (e)	6,356,000	5,502,706
Energy Transfer LP 5.2% 4/1/2030 (e)	6,700,000	6,740,566
Energy Transfer LP 5.3% 4/1/2044	4,607,000	4,091,501
Energy Transfer LP 5.35% 1/15/2036 (e)	3,200,000	3,122,137
Energy Transfer LP 5.4% 10/1/2047	4,369,000	3,840,309
Energy Transfer LP 5.7% 4/1/2035	5,000,000	5,022,399
Energy Transfer LP 5.8% 6/15/2038 (e)	6,960,000	6,914,615
Energy Transfer LP 6% 6/15/2048	15,589,000	14,689,119
Energy Transfer LP 6.25% 4/15/2049	2,315,000	2,243,319
Enterprise Products Operating LLC 3.3% 2/15/2053	3,026,000	1,942,189
Enterprise Products Operating LLC 3.95% 2/15/2027 (e)	20,557,000	20,512,732
Enterprise Products Operating LLC 4.2% 1/31/2050	4,727,000	3,644,419
Enterprise Products Operating LLC 4.25% 2/15/2048	15,839,000	12,441,354
Enterprise Products Operating LLC 4.6% 1/15/2031	3,000,000	2,957,741
Enterprise Products Operating LLC 4.8% 2/1/2049	5,834,000	4,943,215
Enterprise Products Operating LLC 4.85% 3/15/2044	3,972,000	3,494,671
Enterprise Products Operating LLC 4.85% 8/15/2042	1,986,000	1,771,359
Enterprise Products Operating LLC 4.9% 5/15/2046	3,400,000	2,959,125
Enterprise Products Operating LLC 4.95% 2/15/2035 (e)	2,230,000	2,177,157
Enterprise Products Operating LLC 5.2% 1/15/2036 (e)	3,500,000	3,436,441
Enterprise Products Operating LLC 5.35% 1/31/2033	7,800,000	7,878,636
Enterprise Products Operating LLC 5.55% 2/16/2055 (e)	2,230,000	2,081,548
Enterprise Products Operating LLC 5.7% 2/15/2042	1,589,000	1,563,689
Enterprise Products Operating LLC 7.55% 4/15/2038	1,589,000	1,836,328
EOG Resources Inc 5% 7/15/2032 (e)	4,150,000	4,126,731
EOG Resources Inc 5.35% 1/15/2036	4,800,000	4,750,001
EOG Resources Inc 5.65% 12/1/2054 (e)	3,760,000	3,538,506
EQT Corp 5.7% 4/1/2028	6,471,000	6,558,373
Exxon Mobil Corp 3.452% 4/15/2051	4,616,000	3,165,458
Exxon Mobil Corp 3.482% 3/19/2030 (e)	19,333,000	18,606,292
Exxon Mobil Corp 3.567% 3/6/2045	5,282,000	3,933,674
Exxon Mobil Corp 4.227% 3/19/2040	20,900,000	18,335,124
Hess Corp 5.6% 2/15/2041 (e)	2,701,000	2,664,499
Hess Corp 5.8% 4/1/2047 (e)	3,383,000	3,330,430
Hess Corp 6% 1/15/2040	2,000,000	2,062,003
Hess Corp 7.875% 10/1/2029	3,300,000	3,592,780
HF Sinclair Corp 5.5% 9/1/2032	4,800,000	4,788,849
Kinder Morgan Energy Partners LP 4.7% 11/1/2042	3,019,000	2,575,052
Kinder Morgan Energy Partners LP 5% 3/1/2043 (e)	795,000	705,646
Kinder Morgan Energy Partners LP 5.5% 3/1/2044	5,558,000	5,137,173
Kinder Morgan Energy Partners LP 5.625% 9/1/2041	795,000	759,168
Kinder Morgan Energy Partners LP 6.55% 9/15/2040	2,383,000	2,493,840
Kinder Morgan Inc 4.3% 3/1/2028	7,919,000	7,892,799
Kinder Morgan Inc 4.8% 2/1/2033	2,000,000	1,947,997
Kinder Morgan Inc 5.2% 3/1/2048	6,974,000	6,099,432
Kinder Morgan Inc 5.2% 6/1/2033 (e)	5,970,000	5,944,288
Kinder Morgan Inc 5.3% 12/1/2034	6,792,000	6,696,511
Kinder Morgan Inc 5.55% 6/1/2045	12,933,000	11,981,293
Kinder Morgan Inc 5.55% 8/1/2036	4,000,000	3,966,063
Marathon Petroleum Corp 4.5% 4/1/2048 (e)	4,630,000	3,652,466
Marathon Petroleum Corp 5.15% 3/1/2030	5,260,000	5,293,386
Marathon Petroleum Corp 5.7% 3/1/2035	8,240,000	8,320,103
Marathon Petroleum Corp 6.5% 3/1/2041	795,000	831,216
MPLX LP 4.125% 3/1/2027	7,506,000	7,502,181
MPLX LP 4.7% 4/15/2048	15,489,000	12,492,534
MPLX LP 4.8% 2/15/2029	7,300,000	7,292,217
MPLX LP 4.8% 2/15/2031	9,720,000	9,570,933
MPLX LP 5.2% 3/1/2047 (e)	4,861,000	4,230,596
MPLX LP 5.4% 9/15/2035	11,970,000	11,726,686
MPLX LP 5.5% 2/15/2049 (e)	6,892,000	6,129,515
Occidental Petroleum Corp 6.6% 3/15/2046	19,100,000	19,792,700
Occidental Petroleum Corp 6.625% 9/1/2030	1,423,000	1,492,690
ONEOK Inc 3.1% 3/15/2030	2,000,000	1,872,544
ONEOK Inc 3.4% 9/1/2029	1,300,000	1,245,953
ONEOK Inc 4.25% 9/15/2046	4,369,000	3,348,916
ONEOK Inc 4.25% 9/24/2027	1,000,000	997,278
ONEOK Inc 4.35% 3/15/2029	2,000,000	1,972,695
ONEOK Inc 4.4% 10/15/2029	7,600,000	7,477,575
ONEOK Inc 4.45% 9/1/2049 (e)	4,640,000	3,616,093
ONEOK Inc 4.5% 3/15/2050	1,100,000	845,517
ONEOK Inc 4.75% 10/15/2031	6,060,000	5,927,253
ONEOK Inc 4.95% 10/15/2032	4,000,000	3,910,991
ONEOK Inc 4.95% 7/13/2047 (e)	4,647,000	3,869,994
ONEOK Inc 5.05% 11/1/2034	2,470,000	2,382,910
ONEOK Inc 5.2% 7/15/2048 (e)	2,399,000	2,061,818
ONEOK Inc 5.65% 11/1/2028	3,550,000	3,610,501
ONEOK Inc 5.7% 11/1/2054 (e)	2,470,000	2,248,408
ONEOK Inc 5.85% 11/1/2064	6,300,000	5,675,214
ONEOK Inc 6.1% 11/15/2032	8,780,000	9,096,706
ONEOK Inc 6.625% 9/1/2053 (e)	6,710,000	6,867,862
Ovintiv Inc 6.5% 2/1/2038	7,055,000	7,370,646
Phillips 66 3.9% 3/15/2028	2,000,000	1,982,560
Phillips 66 4.65% 11/15/2034	2,000,000	1,908,376
Phillips 66 4.875% 11/15/2044	795,000	689,424
Phillips 66 5.875% 5/1/2042 (e)	7,547,000	7,495,472
Phillips 66 Co 4.95% 3/15/2035	7,530,000	7,335,950
Phillips 66 Co 5.25% 6/15/2031 (e)	4,000,000	4,061,197
Phillips 66 Co 5.5% 3/15/2055 (e)	4,340,000	3,924,493
Plains All American Pipeline LP / PAA Finance Corp 3.55% 12/15/2029	1,000,000	958,021
Plains All American Pipeline LP / PAA Finance Corp 4.9% 2/15/2045 (e)	1,509,000	1,300,128
Plains All American Pipeline LP / PAA Finance Corp 5.6% 1/15/2036	9,975,000	9,828,914
Plains All American Pipeline LP / PAA Finance Corp 6.65% 1/15/2037	4,220,000	4,462,607
Sabine Pass Liquefaction LLC 4.5% 5/15/2030	15,000,000	14,746,932
Schlumberger Investment SA 4.55% 5/7/2031	2,000,000	1,961,363
Shell Finance US Inc 2.375% 11/7/2029	26,293,000	24,520,834
Shell Finance US Inc 3.125% 11/7/2049	11,116,000	7,177,648
Shell Finance US Inc 3.875% 11/13/2028	6,766,000	6,665,368
Shell Finance US Inc 4% 5/10/2046	3,177,000	2,459,797
Shell Finance US Inc 4.375% 5/11/2045	10,565,000	8,687,279
Shell Finance US Inc 4.75% 1/6/2036 (e)	8,000,000	7,677,790
Shell Finance US Inc 6.375% 12/15/2038	5,337,000	5,710,828
Spectra Energy Partners LP 3.375% 10/15/2026	12,956,000	12,940,638
Targa Resources Corp 4.35% 1/15/2029	2,000,000	1,979,876
Targa Resources Corp 4.35% 4/15/2031 (e)	6,000,000	5,809,294
Targa Resources Corp 4.9% 9/15/2030	4,070,000	4,039,416
Targa Resources Corp 4.95% 4/15/2052	6,000,000	4,937,282
Targa Resources Corp 5.4% 7/30/2036	4,650,000	4,520,159
Targa Resources Corp 6.125% 3/15/2033	9,100,000	9,428,719
Targa Resources Corp 6.125% 5/15/2055 (e)	3,640,000	3,514,367
Targa Resources Partners LP / Targa Resources Partners Finance Corp 4% 1/15/2032	2,000,000	1,881,355
Targa Resources Partners LP / Targa Resources Partners Finance Corp 4.875% 2/1/2031	2,000,000	1,973,309
Targa Resources Partners LP / Targa Resources Partners Finance Corp 5% 1/15/2028	1,300,000	1,299,076
Targa Resources Partners LP / Targa Resources Partners Finance Corp 5.5% 3/1/2030	2,000,000	2,011,323
Transcontinental Gas Pipe Line Co LLC 3.25% 5/15/2030 (e)	4,640,000	4,374,763
Transcontinental Gas Pipe Line Co LLC 3.95% 5/15/2050	4,640,000	3,385,931
Transcontinental Gas Pipe Line Co LLC 4.45% 8/1/2042	6,157,000	5,173,754
Transcontinental Gas Pipe Line Co LLC 4.6% 3/15/2048	3,177,000	2,597,744
Transcontinental Gas Pipe Line Co LLC 5.75% 3/15/2056	2,280,000	2,138,012
Valero Energy Corp 4% 4/1/2029	7,408,000	7,250,801
Valero Energy Corp 4% 6/1/2052 (e)	5,100,000	3,657,026
Valero Energy Corp 5.15% 3/10/2036	1,300,000	1,256,734
Valero Energy Corp 6.625% 6/15/2037 (e)	7,605,000	8,203,044
Western Gas Partners LP 4.05% 2/1/2030 (g)	10,100,000	9,743,432
Western Gas Partners LP 5.45% 11/15/2034	12,000,000	11,750,645
Western Gas Partners LP 5.5% 12/15/2035	5,000,000	4,861,666
Western Gas Partners LP 5.7% 7/1/2036	2,000,000	1,969,442
Williams Cos Inc/The 3.5% 11/15/2030	5,000,000	4,688,250
Williams Cos Inc/The 3.75% 6/15/2027	18,557,000	18,456,697
Williams Cos Inc/The 4.625% 6/30/2030	8,600,000	8,460,646
Williams Cos Inc/The 4.85% 3/1/2048	6,697,000	5,583,929
Williams Cos Inc/The 5.3% 9/30/2035	10,000,000	9,747,977
Williams Cos Inc/The 5.6% 3/15/2035	1,000,000	997,570
Williams Cos Inc/The 5.65% 3/15/2033	9,810,000	9,928,118
Williams Cos Inc/The 5.75% 6/24/2044	1,509,000	1,439,429
Williams Cos Inc/The 5.95% 3/15/2056 (e)	3,400,000	3,222,123
		941,154,668
TOTAL ENERGY		979,567,454
Financials - 6.1%
Banks - 2.5%
Bank of America Corp 2.087% 6/14/2029 (b)	4,543,000	4,332,638
Bank of America Corp 2.299% 7/21/2032 (b)	7,772,000	6,792,647
Bank of America Corp 2.482% 9/21/2036 (b)	7,000,000	6,037,910
Bank of America Corp 2.651% 3/11/2032 (b)	14,674,000	13,173,715
Bank of America Corp 2.676% 6/19/2041 (b)	18,560,000	12,980,198
Bank of America Corp 2.687% 4/22/2032 (b)	7,115,000	6,375,417
Bank of America Corp 2.831% 10/24/2051 (b)	7,984,000	4,751,715
Bank of America Corp 2.972% 7/21/2052 (b)	7,772,000	4,785,530
Bank of America Corp 3.194% 7/23/2030 (b)	38,178,000	36,374,838
Bank of America Corp 3.248% 10/21/2027 (e)	2,979,000	2,941,758
Bank of America Corp 3.311% 4/22/2042 (b)	15,200,000	11,340,571
Bank of America Corp 3.419% 12/20/2028 (b)	24,064,000	23,680,176
Bank of America Corp 3.593% 7/21/2028 (b)	8,818,000	8,741,090
Bank of America Corp 3.705% 4/24/2028 (b)	6,991,000	6,950,884
Bank of America Corp 3.824% 1/20/2028 (b)	17,200,000	17,156,554
Bank of America Corp 3.846% 3/8/2037 (b)	4,603,000	4,227,085
Bank of America Corp 3.97% 3/5/2029 (b)	17,399,000	17,191,153
Bank of America Corp 3.974% 2/7/2030 (b)	11,231,000	10,995,776
Bank of America Corp 4.083% 3/20/2051 (b)	5,027,000	3,796,030
Bank of America Corp 4.183% 11/25/2027	12,307,000	12,249,459
Bank of America Corp 4.244% 4/24/2038 (b)(e)	2,000,000	1,779,788
Bank of America Corp 4.25% 10/22/2026	3,177,000	3,177,015
Bank of America Corp 4.271% 7/23/2029 (b)	14,306,000	14,168,664
Bank of America Corp 4.33% 3/15/2050 (b)	10,398,000	8,182,160
Bank of America Corp 4.443% 1/20/2048 (b)	12,114,000	9,853,049
Bank of America Corp 4.456% 2/6/2032 (b)	2,600,000	2,525,994
Bank of America Corp 4.623% 5/9/2029 (b)	6,000,000	5,986,975
Bank of America Corp 4.695% 4/23/2032 (b)	22,500,000	22,041,747
Bank of America Corp 4.948% 7/22/2028 (b)	5,000,000	5,014,179
Bank of America Corp 5% 1/21/2044	4,265,000	3,843,894
Bank of America Corp 5.015% 7/22/2033 (b)(e)	8,900,000	8,789,557
Bank of America Corp 5.288% 4/25/2034 (b)(e)	6,160,000	6,129,888
Bank of America Corp 5.425% 8/15/2035 (b)	3,410,000	3,348,669
Bank of America Corp 5.464% 5/9/2036 (b)	18,000,000	17,914,713
Bank of America Corp 5.489% 4/23/2037 (b)	700,000	679,605
Bank of America Corp 5.511% 1/24/2036 (b)	19,750,000	19,724,145
Bank of America Corp 5.518% 10/25/2035 (b)	2,100,000	2,074,681
Bank of America Corp 5.744% 2/12/2036 (b)	12,060,000	12,013,460
Bank of America Corp 5.872% 9/15/2034 (b)	1,240,000	1,275,148
Bank of America Corp 5.875% 2/7/2042	2,610,000	2,625,425
Bank of America Corp 6.11% 1/29/2037 (e)	6,621,000	6,783,910
Bank of America Corp 6.204% 11/10/2028 (b)	7,700,000	7,835,671
Bank of America Corp 7.75% 5/14/2038	3,317,000	3,836,766
Citigroup Inc 2.561% 5/1/2032 (b)	11,986,000	10,652,457
Citigroup Inc 2.904% 11/3/2042 (b)(e)	7,545,000	5,273,166
Citigroup Inc 3.52% 10/27/2028 (b)	18,312,000	18,075,812
Citigroup Inc 3.668% 7/24/2028 (b)(e)	32,410,000	32,120,530
Citigroup Inc 3.785% 3/17/2033 (b)	7,100,000	6,584,059
Citigroup Inc 3.887% 1/10/2028 (b)	3,575,000	3,567,248
Citigroup Inc 3.98% 3/20/2030 (b)	28,276,000	27,613,544
Citigroup Inc 4.125% 7/25/2028	17,365,000	17,157,101
Citigroup Inc 4.412% 3/31/2031 (b)	7,733,000	7,561,023
Citigroup Inc 4.45% 9/29/2027	28,129,000	28,074,019
Citigroup Inc 4.503% 9/11/2031 (b)	15,000,000	14,635,326
Citigroup Inc 4.643% 5/7/2028 (b)	5,500,000	5,499,977
Citigroup Inc 4.75% 5/18/2046	9,151,000	7,526,282
Citigroup Inc 5.174% 9/11/2036 (b)(e)	20,100,000	19,528,830
Citigroup Inc 5.3% 5/6/2044 (e)	1,589,000	1,437,326
Citigroup Inc 5.316% 3/26/2041 (b)(e)	3,000,000	2,866,963
Citigroup Inc 5.333% 3/27/2036 (b)	12,800,000	12,599,798
Citigroup Inc 5.411% 9/19/2039 (b)	17,720,000	17,131,858
Citigroup Inc 5.449% 6/11/2035 (b)	12,600,000	12,561,667
Citigroup Inc 5.875% 1/30/2042 (e)	4,328,000	4,309,479
Citigroup Inc 8.125% 7/15/2039	6,356,000	7,709,954
Citizens Financial Group Inc 2.638% 9/30/2032	3,302,000	2,800,296
Citizens Financial Group Inc 5.253% 3/5/2031 (b)(e)	6,360,000	6,362,410
Citizens Financial Group Inc 5.299% 1/29/2036 (b)	1,000,000	975,936
Citizens Financial Group Inc 5.718% 7/23/2032 (b)(e)	5,800,000	5,871,348
Fifth Third Bancorp 2.55% 5/5/2027 (e)	11,793,000	11,655,209
Fifth Third Bancorp 4.566% 4/29/2032 (b)	6,000,000	5,814,888
Fifth Third Bancorp 4.772% 7/28/2030 (b)	6,100,000	6,055,570
Fifth Third Bancorp 5.141% 1/29/2037 (b)	1,000,000	956,528
Fifth Third Bancorp 8.25% 3/1/2038	3,651,000	4,327,900
Fifth Third Bank OH 5.332% 8/25/2033 (b)(e)	1,500,000	1,473,009
First Citizens BancShares Inc/NC 6.254% 3/12/2040 (b)(e)	2,250,000	2,175,494
Huntington Bancshares Inc/OH 2.487% 8/15/2036 (b)	1,850,000	1,577,754
Huntington Bancshares Inc/OH 4.443% 8/4/2028 (b)	3,100,000	3,089,920
Huntington Bancshares Inc/OH 4.623% 1/28/2032 (b)	6,000,000	5,830,017
Huntington Bancshares Inc/OH 5.272% 1/15/2031 (b)(e)	10,000,000	10,024,697
Huntington Bancshares Inc/OH 6.208% 8/21/2029 (b)	7,490,000	7,668,779
Huntington National Bank/The 4.552% 5/17/2028 (b)	10,000,000	9,987,774
JPMorgan Chase & Co 1.47% 9/22/2027 (b)	23,779,000	23,741,510
JPMorgan Chase & Co 1.953% 2/4/2032 (b)	12,760,000	11,150,406
JPMorgan Chase & Co 2.522% 4/22/2031 (b)	9,521,000	8,736,203
JPMorgan Chase & Co 2.545% 11/8/2032 (b)	18,588,000	16,338,171
JPMorgan Chase & Co 2.95% 10/1/2026	20,041,000	20,023,493
JPMorgan Chase & Co 2.956% 5/13/2031 (b)	9,908,000	9,187,663
JPMorgan Chase & Co 3.109% 4/22/2051 (b)	11,841,000	7,534,753
JPMorgan Chase & Co 3.328% 4/22/2052 (b)(e)	5,000,000	3,297,022
JPMorgan Chase & Co 3.509% 1/23/2029 (b)	25,133,000	24,740,687
JPMorgan Chase & Co 3.54% 5/1/2028 (b)(e)	13,504,000	13,410,068
JPMorgan Chase & Co 3.882% 7/24/2038 (b)	13,575,000	11,655,542
JPMorgan Chase & Co 3.964% 11/15/2048 (b)	7,466,000	5,628,386
JPMorgan Chase & Co 4.005% 4/23/2029 (b)(e)	16,311,000	16,120,617
JPMorgan Chase & Co 4.125% 12/15/2026	4,667,000	4,666,167
JPMorgan Chase & Co 4.203% 7/23/2029 (b)	34,701,000	34,366,722
JPMorgan Chase & Co 4.347% 1/22/2032 (b)	3,400,000	3,290,677
JPMorgan Chase & Co 4.452% 12/5/2029 (b)	9,705,000	9,626,146
JPMorgan Chase & Co 4.586% 4/26/2033 (b)	9,454,000	9,155,955
JPMorgan Chase & Co 4.603% 10/22/2030 (b)	14,550,000	14,389,691
JPMorgan Chase & Co 4.81% 10/22/2036 (b)	14,000,000	13,265,311
JPMorgan Chase & Co 4.85% 2/1/2044 (e)	3,972,000	3,521,743
JPMorgan Chase & Co 4.898% 1/22/2037 (b)	8,700,000	8,272,474
JPMorgan Chase & Co 4.912% 7/25/2033 (b)	20,900,000	20,538,042
JPMorgan Chase & Co 4.946% 10/22/2035 (b)	9,883,000	9,563,689
JPMorgan Chase & Co 4.95% 6/1/2045	7,581,000	6,667,283
JPMorgan Chase & Co 4.995% 7/22/2030 (b)	6,050,000	6,054,087
JPMorgan Chase & Co 5.012% 1/23/2030 (b)	12,500,000	12,534,192
JPMorgan Chase & Co 5.103% 4/22/2031 (b)	8,690,000	8,697,518
JPMorgan Chase & Co 5.294% 7/22/2035 (b)	5,350,000	5,291,720
JPMorgan Chase & Co 5.336% 1/23/2035 (b)	15,000,000	14,916,648
JPMorgan Chase & Co 5.35% 6/1/2034 (b)(e)	8,400,000	8,406,021
JPMorgan Chase & Co 5.5% 10/15/2040	4,528,000	4,448,274
JPMorgan Chase & Co 5.502% 1/24/2036 (b)(e)	7,500,000	7,492,585
JPMorgan Chase & Co 5.534% 11/29/2045 (b)(e)	9,000,000	8,580,537
JPMorgan Chase & Co 5.572% 4/22/2036 (b)(e)	23,700,000	23,790,821
JPMorgan Chase & Co 5.576% 7/23/2036 (b)	6,400,000	6,369,669
JPMorgan Chase & Co 5.6% 7/15/2041	1,192,000	1,172,701
JPMorgan Chase & Co 5.625% 8/16/2043 (e)	3,972,000	3,864,839
JPMorgan Chase & Co 6.4% 5/15/2038	10,000,000	10,684,482
KeyCorp 4.789% 6/1/2033 (b)	7,300,000	7,034,794
KeyCorp 5.121% 4/4/2031 (b)	3,830,000	3,824,199
KeyCorp 5.305% 1/28/2037 (b)(e)	1,325,000	1,272,420
M&T Bank Corp 5.053% 1/27/2034 (b)	5,000,000	4,860,836
M&T Bank Corp 5.179% 7/8/2031 (b)(e)	6,400,000	6,391,176
Morgan Stanley Private Bank NA 4.465% 11/19/2031 (b)	5,700,000	5,542,533
Morgan Stanley Private Bank NA 4.466% 7/6/2028 (b)(e)	20,000,000	19,983,379
Morgan Stanley Private Bank NA 4.734% 7/18/2031 (b)	7,000,000	6,894,313
PNC Financial Services Group Inc/The 4.626% 6/6/2033 (b)	5,000,000	4,779,643
PNC Financial Services Group Inc/The 4.812% 10/21/2032 (b)(e)	14,050,000	13,795,505
PNC Financial Services Group Inc/The 4.899% 5/13/2031 (b)	4,000,000	3,975,568
PNC Financial Services Group Inc/The 5.222% 1/29/2031 (b)(e)	3,520,000	3,539,551
PNC Financial Services Group Inc/The 5.354% 12/2/2028 (b)	11,710,000	11,816,671
PNC Financial Services Group Inc/The 5.373% 7/21/2036 (b)	8,100,000	7,983,343
PNC Financial Services Group Inc/The 5.463% 7/21/2037 (b)(e)	4,000,000	3,938,639
PNC Financial Services Group Inc/The 5.575% 1/29/2036 (b)	2,100,000	2,102,111
PNC Financial Services Group Inc/The 5.582% 6/12/2029 (b)	9,650,000	9,789,332
PNC Financial Services Group Inc/The 5.676% 1/22/2035 (b)	4,700,000	4,749,970
PNC Financial Services Group Inc/The 5.939% 8/18/2034 (b)	10,750,000	11,081,533
Regions Financial Corp 5.502% 9/6/2035 (b)(e)	4,200,000	4,135,840
Santander Holdings USA Inc 2.49% 1/6/2028 (b)	2,000,000	1,983,380
Santander Holdings USA Inc 4.4% 7/13/2027	4,600,000	4,591,611
Santander Holdings USA Inc 5.701% 6/5/2037 (b)	3,000,000	2,921,380
Santander Holdings USA Inc 5.741% 3/20/2031 (b)(e)	2,830,000	2,866,375
Santander Holdings USA Inc 6.342% 5/31/2035 (b)(e)	5,250,000	5,420,774
Santander Holdings USA Inc 6.565% 6/12/2029 (b)	2,900,000	2,970,622
Truist Bank 4.144% 1/27/2029 (b)	7,200,000	7,137,498
Truist Financial Corp 4.597% 1/27/2032 (b)	3,800,000	3,699,520
Truist Financial Corp 4.916% 7/28/2033 (b)(e)	4,850,000	4,675,029
Truist Financial Corp 4.964% 10/23/2036 (b)(e)	3,500,000	3,317,180
Truist Financial Corp 5.122% 1/26/2034 (b)(e)	7,900,000	7,751,068
Truist Financial Corp 5.153% 8/5/2032 (b)	3,000,000	2,975,618
Truist Financial Corp 5.281% 4/23/2037 (b)(e)	2,000,000	1,932,021
Truist Financial Corp 5.711% 1/24/2035 (b)(e)	4,420,000	4,445,883
Truist Financial Corp 5.867% 6/8/2034 (b)	3,770,000	3,836,137
US Bancorp 1.375% 7/22/2030	9,666,000	8,455,783
US Bancorp 2.677% 1/27/2033 (b)	6,900,000	6,068,969
US Bancorp 3% 7/30/2029	8,603,000	8,174,498
US Bancorp 4.481% 1/26/2032 (b)	2,800,000	2,724,819
US Bancorp 4.653% 2/1/2029 (b)	11,310,000	11,295,114
US Bancorp 4.839% 2/1/2034 (b)(e)	12,000,000	11,632,450
US Bancorp 5.033% 1/26/2037 (b)(e)	7,300,000	7,005,371
US Bancorp 5.046% 2/12/2031 (b)	4,820,000	4,814,065
US Bancorp 5.1% 7/23/2030 (b)	4,100,000	4,121,474
US Bancorp 5.424% 2/12/2036 (b)(e)	4,250,000	4,223,420
US Bancorp 5.47% 7/27/2037 (b)(e)	4,000,000	3,955,052
US Bancorp 5.775% 6/12/2029 (b)	8,900,000	9,050,486
Wells Fargo & Co 2.572% 2/11/2031 (b)(e)	18,666,000	17,197,406
Wells Fargo & Co 3% 10/23/2026	16,149,000	16,121,634
Wells Fargo & Co 3.068% 4/30/2041 (b)	14,113,000	10,378,378
Wells Fargo & Co 3.35% 3/2/2033 (b)	4,543,000	4,122,636
Wells Fargo & Co 3.526% 3/24/2028 (b)	5,000,000	4,971,662
Wells Fargo & Co 3.584% 5/22/2028 (b)	8,313,000	8,253,760
Wells Fargo & Co 3.9% 5/1/2045	3,781,000	2,882,073
Wells Fargo & Co 4.182% 1/23/2030 (b)	3,400,000	3,344,618
Wells Fargo & Co 4.4% 6/14/2046	5,672,000	4,438,013
Wells Fargo & Co 4.611% 4/25/2053 (b)	6,390,000	5,126,966
Wells Fargo & Co 4.75% 12/7/2046 (e)	12,709,000	10,396,423
Wells Fargo & Co 4.808% 7/25/2028 (b)	16,500,000	16,527,524
Wells Fargo & Co 4.897% 7/25/2033 (b)	19,800,000	19,369,337
Wells Fargo & Co 4.9% 11/17/2045	7,663,000	6,438,264
Wells Fargo & Co 4.96% 1/23/2037 (b)(e)	6,400,000	6,094,786
Wells Fargo & Co 5.013% 4/4/2051 (b)	4,814,000	4,131,573
Wells Fargo & Co 5.15% 4/23/2031 (b)	10,580,000	10,598,811
Wells Fargo & Co 5.198% 1/23/2030 (b)	8,500,000	8,560,802
Wells Fargo & Co 5.244% 1/24/2031 (b)	10,000,000	10,054,222
Wells Fargo & Co 5.375% 11/2/2043	5,336,000	4,851,800
Wells Fargo & Co 5.389% 4/24/2034 (b)	25,070,000	25,036,886
Wells Fargo & Co 5.433% 1/23/2047 (b)(e)	3,400,000	3,132,108
Wells Fargo & Co 5.499% 1/23/2035 (b)(e)	9,000,000	9,008,867
Wells Fargo & Co 5.557% 7/25/2034 (b)(e)	9,000,000	9,068,999
Wells Fargo & Co 5.574% 7/25/2029 (b)	12,000,000	12,163,632
Wells Fargo & Co 5.605% 4/23/2036 (b)	10,900,000	10,941,367
Wells Fargo & Co 5.606% 1/15/2044 (e)	9,040,000	8,428,798
		1,695,985,008
Capital Markets - 1.8%
Ameriprise Financial Inc 5.15% 5/15/2033	2,900,000	2,888,146
Apollo Debt Solutions BDC 6.55% 3/15/2032	5,950,000	5,982,395
Ares Capital Corp 5.100% 1/15/2031	2,500,000	2,407,756
Ares Capital Corp 5.25% 4/12/2031 (e)	1,650,000	1,595,566
Ares Capital Corp 5.5% 9/1/2030	4,000,000	3,930,590
Ares Capital Corp 5.55% 1/15/2030	3,300,000	3,267,614
Ares Capital Corp 5.8% 3/8/2032 (e)	2,800,000	2,759,561
Ares Capital Corp 5.95% 7/15/2029	7,200,000	7,252,624
Ares Strategic Income Fund 4.85% 1/15/2029 (e)	2,600,000	2,554,082
Ares Strategic Income Fund 5.55% 4/15/2031	3,900,000	3,765,079
Ares Strategic Income Fund 5.6% 2/15/2030	9,760,000	9,589,300
Ares Strategic Income Fund 6.2% 3/21/2032	2,600,000	2,572,146
Bank of New York Mellon Corp/The 1.8% 7/28/2031	16,619,000	14,360,683
Bank of New York Mellon Corp/The 4.543% 2/1/2029 (b)	7,200,000	7,192,471
Bank of New York Mellon Corp/The 4.942% 2/11/2031 (b)	14,090,000	14,070,810
Bank of New York Mellon Corp/The 4.975% 3/14/2030 (b)	9,000,000	9,035,728
Bank of New York Mellon Corp/The 5.085% 4/23/2037 (b)	5,000,000	4,841,142
Bank of New York Mellon Corp/The 5.188% 3/14/2035 (b)(e)	9,740,000	9,643,887
Bank of New York Mellon Corp/The 5.316% 6/6/2036 (b)(e)	4,000,000	3,969,868
Blackrock Finance Inc 2.1% 2/25/2032	11,503,000	9,909,621
Blackrock Inc 4.9% 1/8/2035	5,700,000	5,576,183
Blackrock Inc 5.35% 1/8/2055	5,390,000	4,901,217
Blackstone Private Credit Fund 5.05% 9/10/2030	2,600,000	2,490,793
Blackstone Private Credit Fund 5.25% 4/1/2030	2,590,000	2,506,162
Blackstone Private Credit Fund 5.35% 3/12/2031	3,000,000	2,879,838
Blackstone Private Credit Fund 5.95% 7/16/2029	9,400,000	9,396,817
Blackstone Private Credit Fund 6% 1/29/2032 (e)	2,260,000	2,216,567
Blackstone Private Credit Fund 6% 11/22/2034 (e)	2,100,000	2,001,189
Blackstone Secured Lending Fund 5.3% 6/30/2030	2,200,000	2,135,099
Blackstone Secured Lending Fund 5.35% 4/13/2028	5,340,000	5,324,230
Blue Owl Capital Corp 2.875% 6/11/2028	6,800,000	6,463,852
Blue Owl Capital Corp 5.95% 3/15/2029	2,850,000	2,847,098
Blue Owl Credit Income Corp 5.8% 3/15/2030	6,935,000	6,765,806
Blue Owl Credit Income Corp 6.6% 9/15/2029	6,921,000	6,970,711
Charles Schwab Corp/The 2% 3/20/2028	16,771,000	16,122,907
Charles Schwab Corp/The 2.45% 3/3/2027 (e)	19,333,000	19,163,998
Charles Schwab Corp/The 2.9% 3/3/2032 (e)	7,200,000	6,447,830
Charles Schwab Corp/The 4.343% 11/14/2031 (b)	4,000,000	3,890,013
Charles Schwab Corp/The 4.744% 5/21/2030 (b)	1,000,000	996,285
Charles Schwab Corp/The 4.914% 11/14/2036 (b)	3,000,000	2,853,812
Charles Schwab Corp/The 5.108% 8/12/2032 (b)	2,000,000	1,990,268
Charles Schwab Corp/The 5.493% 5/21/2037 (b)	2,000,000	1,971,590
Charles Schwab Corp/The 5.655% 8/12/2037 (b)	6,000,000	5,980,180
Charles Schwab Corp/The 6.136% 8/24/2034 (b)	7,950,000	8,280,010
CME Group Inc 2.65% 3/15/2032	2,803,000	2,496,077
CME Group Inc 5.3% 9/15/2043	4,930,000	4,710,575
Franklin Templeton Inc 1.6% 10/30/2030	2,000,000	1,746,323
GE Capital Funding LLC 4.4% 5/15/2030	5,000,000	4,851,222
Goldman Sachs Group Inc/The 2.383% 7/21/2032 (b)	22,445,000	19,584,910
Goldman Sachs Group Inc/The 2.6% 2/7/2030	9,666,000	8,926,853
Goldman Sachs Group Inc/The 2.615% 4/22/2032 (b)	24,562,000	21,778,661
Goldman Sachs Group Inc/The 2.65% 10/21/2032 (b)	12,566,000	11,020,544
Goldman Sachs Group Inc/The 3.102% 2/24/2033 (b)	5,000,000	4,464,374
Goldman Sachs Group Inc/The 3.436% 2/24/2043 (b)	5,063,000	3,709,518
Goldman Sachs Group Inc/The 3.691% 6/5/2028 (b)	14,113,000	14,015,646
Goldman Sachs Group Inc/The 3.85% 1/26/2027	24,021,000	23,985,741
Goldman Sachs Group Inc/The 4.017% 10/31/2038 (b)	1,000,000	847,853
Goldman Sachs Group Inc/The 4.148% 1/21/2029 (b)(e)	13,150,000	13,032,694
Goldman Sachs Group Inc/The 4.153% 10/21/2029 (b)	15,600,000	15,351,796
Goldman Sachs Group Inc/The 4.369% 10/21/2031 (b)	10,000,000	9,666,739
Goldman Sachs Group Inc/The 4.411% 4/23/2039 (b)	5,770,000	5,037,038
Goldman Sachs Group Inc/The 4.516% 1/21/2032 (b)	6,420,000	6,218,916
Goldman Sachs Group Inc/The 4.75% 10/21/2045	12,534,000	10,549,976
Goldman Sachs Group Inc/The 4.937% 4/23/2028 (b)	9,600,000	9,620,564
Goldman Sachs Group Inc/The 4.939% 10/21/2036 (b)	7,700,000	7,271,282
Goldman Sachs Group Inc/The 4.972% 6/3/2032 (b)	17,800,000	17,522,819
Goldman Sachs Group Inc/The 5.049% 7/23/2030 (b)(e)	20,500,000	20,489,068
Goldman Sachs Group Inc/The 5.065% 1/21/2037 (b)	17,500,000	16,616,438
Goldman Sachs Group Inc/The 5.207% 1/28/2031 (b)	5,550,000	5,554,500
Goldman Sachs Group Inc/The 5.33% 7/23/2035 (b)	13,150,000	12,913,946
Goldman Sachs Group Inc/The 5.536% 1/28/2036 (b)	6,950,000	6,877,710
Goldman Sachs Group Inc/The 5.541% 1/21/2047 (b)	6,400,000	5,894,533
Goldman Sachs Group Inc/The 5.561% 11/19/2045 (b)(e)	9,800,000	9,108,459
Goldman Sachs Group Inc/The 5.655% 7/21/2037 (b)(e)	23,600,000	23,379,900
Goldman Sachs Group Inc/The 5.734% 1/28/2056 (b)(e)	8,650,000	8,013,434
Goldman Sachs Group Inc/The 5.95% 1/15/2027	11,915,000	11,981,452
Goldman Sachs Group Inc/The 6.25% 2/1/2041 (e)	5,900,000	6,067,015
Goldman Sachs Group Inc/The 6.75% 10/1/2037	20,049,000	21,159,222
Golub Capital BDC Inc 6% 7/15/2029 (e)	2,550,000	2,558,294
HPS Corporate Lending Fund 5.45% 11/15/2030	3,330,000	3,220,047
HPS Corporate Lending Fund 5.65% 4/2/2031 (f)	2,400,000	2,317,835
HPS Corporate Lending Fund 5.85% 6/5/2030 (e)	2,900,000	2,862,799
HPS Corporate Lending Fund 6.25% 9/30/2029 (e)	4,100,000	4,145,373
Intercontinental Exchange Inc 1.85% 9/15/2032 (e)	8,990,000	7,486,381
Intercontinental Exchange Inc 2.65% 9/15/2040	10,990,000	7,717,844
Intercontinental Exchange Inc 3.75% 9/21/2028	7,411,000	7,269,163
Intercontinental Exchange Inc 4% 9/15/2027	11,200,000	11,149,849
Intercontinental Exchange Inc 4.25% 9/21/2048	8,390,000	6,527,340
Intercontinental Exchange Inc 4.35% 6/15/2029	1,000,000	988,056
Intercontinental Exchange Inc 4.6% 3/15/2033	4,600,000	4,440,154
Intercontinental Exchange Inc 4.95% 6/15/2052 (e)	5,820,000	5,018,633
Intercontinental Exchange Inc 5.25% 6/15/2031	5,030,000	5,072,346
Intercontinental Exchange Inc 5.4% 9/1/2036	2,000,000	1,987,717
Jefferies Financial Group Inc 2.625% 10/15/2031 (e)	1,933,000	1,674,372
Jefferies Financial Group Inc 4.15% 1/23/2030	11,213,000	10,765,541
Jefferies Financial Group Inc 5.5% 2/15/2036	4,400,000	4,166,406
Jefferies Financial Group Inc 6.2% 4/14/2034 (e)	5,370,000	5,442,593
LPL Holdings Inc 5.15% 6/15/2030	4,110,000	4,086,967
LPL Holdings Inc 5.65% 3/15/2035	3,400,000	3,330,133
Moody's Corp 2% 8/19/2031 (e)	1,400,000	1,221,201
Moody's Corp 3.25% 1/15/2028	12,663,000	12,446,311
Moody's Corp 4.25% 8/8/2032	1,000,000	957,224
Moody's Corp 4.875% 12/17/2048	8,233,000	6,985,856
Morgan Stanley 2.239% 7/21/2032 (b)	21,895,000	18,986,710
Morgan Stanley 2.475% 1/21/2028 (b)	2,000,000	1,984,051
Morgan Stanley 2.484% 9/16/2036 (b)	1,600,000	1,372,852
Morgan Stanley 2.511% 10/20/2032 (b)	3,963,000	3,466,488
Morgan Stanley 3.217% 4/22/2042 (b)	14,442,000	10,614,780
Morgan Stanley 3.591% 7/22/2028 (b)	47,701,000	47,219,347
Morgan Stanley 3.772% 1/24/2029 (b)	9,753,000	9,630,435
Morgan Stanley 3.95% 4/23/2027	27,155,000	27,076,920
Morgan Stanley 3.971% 7/22/2038 (b)	18,965,000	16,093,849
Morgan Stanley 4.133% 10/18/2029 (b)	10,000,000	9,839,961
Morgan Stanley 4.238% 1/9/2030 (b)	4,790,000	4,710,406
Morgan Stanley 4.3% 1/27/2045	1,589,000	1,287,257
Morgan Stanley 4.356% 10/22/2031 (b)	2,000,000	1,934,371
Morgan Stanley 4.375% 1/22/2047	8,818,000	7,092,138
Morgan Stanley 4.457% 4/22/2039 (b)(e)	6,005,000	5,340,146
Morgan Stanley 4.493% 1/16/2032 (b)	4,790,000	4,642,583
Morgan Stanley 4.654% 10/18/2030 (b)	15,300,000	15,132,353
Morgan Stanley 4.708% 3/12/2032 (b)	5,000,000	4,880,723
Morgan Stanley 4.809% 4/16/2032 (b)	18,934,000	18,537,845
Morgan Stanley 4.892% 10/22/2036 (b)	13,000,000	12,287,185
Morgan Stanley 5.042% 7/19/2030 (b)	8,300,000	8,311,321
Morgan Stanley 5.073% 1/30/2037 (b)	14,500,000	13,823,310
Morgan Stanley 5.123% 2/1/2029 (b)(e)	14,400,000	14,479,290
Morgan Stanley 5.17% 7/14/2032 (b)	17,795,000	17,662,356
Morgan Stanley 5.192% 4/17/2031 (b)	4,340,000	4,343,773
Morgan Stanley 5.296% 4/10/2037 (b)	7,000,000	6,770,180
Morgan Stanley 5.297% 4/20/2037 (b)	7,300,000	7,153,715
Morgan Stanley 5.32% 7/19/2035 (b)	8,400,000	8,271,707
Morgan Stanley 5.587% 1/18/2036 (b)	24,850,000	24,805,006
Morgan Stanley 5.597% 3/24/2051 (b)(e)	10,295,000	9,642,992
Morgan Stanley 5.605% 7/17/2037 (b)	5,000,000	4,950,473
Morgan Stanley 5.664% 4/17/2036 (b)	4,540,000	4,550,063
Morgan Stanley 5.948% 1/19/2038 (b)	8,870,000	8,973,981
Morgan Stanley 6.296% 10/18/2028 (b)	24,000,000	24,441,128
Morgan Stanley 6.375% 7/24/2042	2,303,000	2,415,575
MSCI Inc 5.25% 9/1/2035 (e)	4,620,000	4,427,906
Nasdaq Inc 2.5% 12/21/2040	2,000,000	1,353,838
Nasdaq Inc 5.35% 6/28/2028	4,280,000	4,326,638
Nasdaq Inc 5.55% 2/15/2034	3,920,000	3,959,512
Nasdaq Inc 5.95% 8/15/2053 (e)	1,232,000	1,199,330
Nasdaq Inc 6.1% 6/28/2063	4,600,000	4,473,886
Northern Trust Corp 1.95% 5/1/2030 (e)	17,158,000	15,490,240
Raymond James Financial Inc 4.9% 9/11/2035	2,300,000	2,185,017
Raymond James Financial Inc 5.65% 9/11/2055 (e)	4,050,000	3,751,681
S&P Global Inc 2.9% 3/1/2032 (e)	34,219,000	30,723,023
S&P Global Inc 2.95% 1/22/2027 (e)	4,833,000	4,811,220
S&P Global Inc 4.8% 12/4/2035 (e)	2,200,000	2,094,939
Sixth Street Specialty Lending Inc 5.625% 8/15/2030 (e)	2,700,000	2,670,117
State Street Bank & Trust Co 5.217% 7/23/2034	4,000,000	3,988,618
State Street Corp 1.684% 11/18/2027 (b)	15,869,000	15,777,503
State Street Corp 4.558% 4/23/2032 (b)	6,000,000	5,864,940
State Street Corp 4.729% 2/28/2030	7,000,000	6,980,015
State Street Corp 4.784% 10/23/2036 (b)	2,000,000	1,895,485
State Street Corp 4.821% 1/26/2034 (b)	5,200,000	5,081,538
State Street Corp 4.834% 4/24/2030	4,760,000	4,766,414
State Street Corp 5.094% 4/24/2037 (b)	4,000,000	3,869,717
State Street Corp 5.146% 2/28/2036 (b)	7,000,000	6,854,741
		1,259,337,345
Consumer Finance - 0.6%
Ally Financial Inc 6.184% 7/26/2035 (b)(e)	6,930,000	6,943,120
Ally Financial Inc 6.848% 1/3/2030 (b)	14,170,000	14,670,095
Ally Financial Inc 6.992% 6/13/2029 (b)	2,870,000	2,959,865
Ally Financial Inc 8% 11/1/2031 (e)	2,000,000	2,198,720
American Express Co 4.05% 12/3/2042	5,541,000	4,530,828
American Express Co 4.351% 7/20/2029 (b)	20,000,000	19,861,890
American Express Co 4.456% 2/10/2032 (b)(e)	8,100,000	7,882,215
American Express Co 4.804% 10/24/2036 (b)	8,000,000	7,563,336
American Express Co 4.918% 7/20/2033 (b)	2,000,000	1,965,205
American Express Co 5.282% 7/27/2029 (b)	12,000,000	12,123,140
American Express Co 5.284% 7/26/2035 (b)	10,480,000	10,366,927
American Express Co 5.442% 1/30/2036 (b)	4,700,000	4,685,200
Capital One Financial Corp 2.359% 7/29/2032 (b)	3,300,000	2,836,956
Capital One Financial Corp 3.75% 3/9/2027	28,095,000	28,004,339
Capital One Financial Corp 3.8% 1/31/2028	10,327,000	10,205,564
Capital One Financial Corp 4.493% 9/11/2031 (b)(e)	5,000,000	4,867,784
Capital One Financial Corp 4.722% 1/30/2032 (b)(e)	8,825,000	8,619,190
Capital One Financial Corp 5.197% 9/11/2036 (b)	7,200,000	6,867,183
Capital One Financial Corp 5.247% 7/26/2030 (b)	5,600,000	5,626,575
Capital One Financial Corp 5.817% 2/1/2034 (b)(e)	3,450,000	3,485,896
Capital One Financial Corp 5.884% 7/26/2035 (b)(e)	3,450,000	3,475,419
Capital One Financial Corp 6.051% 2/1/2035 (b)	6,850,000	6,972,267
Capital One Financial Corp 6.183% 1/30/2036 (b)	3,950,000	3,953,737
Capital One Financial Corp 6.377% 6/8/2034 (b)	3,470,000	3,605,742
Ford Motor Credit Co LLC 4.97% 4/6/2029	6,000,000	5,936,027
Ford Motor Credit Co LLC 5.42% 4/9/2031 (e)	2,400,000	2,366,440
Ford Motor Credit Co LLC 5.73% 9/5/2030 (e)	4,500,000	4,497,827
Ford Motor Credit Co LLC 5.753% 4/6/2033	1,000,000	984,095
Ford Motor Credit Co LLC 5.85% 5/17/2027	9,000,000	9,055,640
Ford Motor Credit Co LLC 5.918% 3/20/2028	4,680,000	4,724,504
Ford Motor Credit Co LLC 6.107% 8/15/2033 (e)	4,500,000	4,493,331
Ford Motor Credit Co LLC 6.125% 3/8/2034 (e)	5,000,000	4,972,556
Ford Motor Credit Co LLC 6.5% 2/7/2035 (e)	3,750,000	3,790,885
Ford Motor Credit Co LLC 6.798% 11/7/2028 (e)	10,510,000	10,828,705
Ford Motor Credit Co LLC 6.8% 5/12/2028 (e)	23,835,000	24,441,108
Ford Motor Credit Co LLC 7.122% 11/7/2033 (e)	11,340,000	11,929,730
John Deere Capital Corp 2.8% 9/8/2027	5,561,000	5,475,522
John Deere Capital Corp 3.45% 3/7/2029	15,887,000	15,448,251
John Deere Capital Corp 4.125% 1/18/2029	7,600,000	7,518,037
John Deere Capital Corp 4.375% 10/15/2030	17,000,000	16,715,536
John Deere Capital Corp 4.375% 4/15/2031	6,400,000	6,259,038
John Deere Capital Corp 4.75% 1/20/2028 (e)	5,000,000	5,021,899
John Deere Capital Corp 5.05% 6/12/2034 (e)	6,740,000	6,689,363
Synchrony Financial 5.15% 3/19/2029	21,635,000	21,570,742
Synchrony Financial 6.276% 7/31/2037 (b)	3,000,000	2,985,057
Toyota Motor Credit Corp 1.15% 8/13/2027	16,723,000	16,231,082
Toyota Motor Credit Corp 1.9% 1/13/2027	8,796,000	8,727,007
Toyota Motor Credit Corp 3.05% 3/22/2027	11,570,000	11,497,259
Toyota Motor Credit Corp 4.05% 3/13/2029	14,800,000	14,582,564
Toyota Motor Credit Corp 4.2% 1/10/2031 (e)	2,200,000	2,142,043
Toyota Motor Credit Corp 4.45% 6/29/2029	2,000,000	1,984,809
Toyota Motor Credit Corp 4.55% 8/9/2029	17,190,000	17,101,936
Toyota Motor Credit Corp 4.6% 10/10/2031 (e)	4,270,000	4,198,872
Toyota Motor Credit Corp 4.65% 9/3/2032 (e)	2,500,000	2,439,401
Toyota Motor Credit Corp 4.8% 1/11/2036 (e)	3,000,000	2,879,547
		441,760,006
Financial Services - 0.5%
Aon Corp / Aon Global Holdings PLC 2.6% 12/2/2031	15,853,000	13,920,802
Apollo Global Management Inc 5.15% 8/12/2035 (e)	11,300,000	10,818,491
Berkshire Hathaway Inc 4.5% 2/11/2043 (e)	1,589,000	1,378,286
Blackstone Reg Finance Co LLC 4.3% 11/3/2030 (e)	2,000,000	1,944,156
Blackstone Reg Finance Co LLC 4.95% 2/15/2036 (e)	3,000,000	2,852,714
BP Capital Markets America Inc 2.721% 1/12/2032 (e)	28,999,000	25,886,324
BP Capital Markets America Inc 3% 2/24/2050	11,116,000	6,952,750
BP Capital Markets America Inc 3.017% 1/16/2027	7,547,000	7,510,529
BP Capital Markets America Inc 3.06% 6/17/2041	6,766,000	4,957,912
BP Capital Markets America Inc 4.812% 2/13/2033	5,950,000	5,829,299
BP Capital Markets America Inc 5.017% 11/17/2027	4,820,000	4,848,384
BP Capital Markets America Inc 5.227% 11/17/2034 (e)	7,410,000	7,387,595
CNH Industrial Capital LLC 4.375% 3/7/2031	4,000,000	3,863,944
CNH Industrial Capital LLC 4.75% 3/21/2028	5,320,000	5,313,143
Corebridge Financial Inc 3.9% 4/5/2032 (e)	4,549,000	4,209,645
Corebridge Financial Inc 4.35% 4/5/2042 (e)	4,800,000	3,952,126
Corebridge Financial Inc 6.875% 12/15/2052 (b)(e)	5,300,000	5,378,753
CRH SMW Finance DAC 5.125% 1/9/2030	5,700,000	5,722,165
DH Europe Finance II Sarl 2.6% 11/15/2029	7,675,000	7,168,655
DH Europe Finance II Sarl 3.4% 11/15/2049	8,313,000	5,636,519
Equitable Holdings Inc 4.35% 4/20/2028	2,162,000	2,144,170
Equitable Holdings Inc 5% 4/20/2048 (e)	2,000,000	1,674,007
Equitable Holdings Inc 5.594% 1/11/2033	2,700,000	2,719,620
Equitable Holdings Inc 6.7% 3/28/2055 (b)	1,500,000	1,516,763
Fidelity National Information Services Inc 2.25% 3/1/2031 (e)	16,065,000	14,113,900
Fiserv Inc 3.5% 7/1/2029	8,797,000	8,428,033
Fiserv Inc 4.55% 2/15/2031	4,450,000	4,297,346
Fiserv Inc 5.25% 8/11/2035 (e)	8,490,000	8,083,647
Global Payments Inc 2.15% 1/15/2027	10,000,000	9,911,228
Global Payments Inc 2.9% 5/15/2030	2,000,000	1,829,041
Global Payments Inc 4.45% 6/1/2028	2,000,000	1,981,025
Global Payments Inc 4.875% 11/15/2030	5,000,000	4,866,161
Global Payments Inc 5.2% 11/15/2032	8,000,000	7,719,065
Global Payments Inc 5.95% 8/15/2052 (e)	5,500,000	5,026,873
Goldman Sachs Private Credit Corp 5.875% 5/6/2028 (e)	2,730,000	2,745,746
HA Sustainable Infrastructure Capital Inc 6.75% 7/15/2035	4,690,000	4,806,916
Jackson Financial Inc 5.17% 6/8/2027 (e)	9,500,000	9,531,932
Jackson Financial Inc 6.15% 1/15/2037	3,000,000	2,933,817
Mastercard Inc 3.35% 3/26/2030	7,992,000	7,613,169
Mastercard Inc 3.8% 11/21/2046	3,019,000	2,289,159
Mastercard Inc 3.85% 3/26/2050 (e)	14,152,000	10,485,004
Mastercard Inc 5% 6/8/2036 (e)	3,300,000	3,211,038
National Rural Utilities Cooperative Finance Corp 4.15% 12/15/2032	14,810,000	13,963,506
National Rural Utilities Cooperative Finance Corp 5.8% 1/15/2033	5,500,000	5,679,470
PayPal Holdings Inc 2.3% 6/1/2030 (e)	12,566,000	11,481,190
PayPal Holdings Inc 4.4% 6/1/2032 (e)	10,000,000	9,564,792
PayPal Holdings Inc 5.1% 4/1/2035 (e)	8,900,000	8,559,319
Sixth Street Lending Partners 6.125% 7/15/2030	1,900,000	1,899,337
Sixth Street Lending Partners 6.5% 3/11/2029 (e)	3,790,000	3,844,601
Visa Inc 1.1% 2/15/2031 (e)	16,240,000	13,949,143
Visa Inc 1.9% 4/15/2027	11,387,000	11,228,375
Visa Inc 2.05% 4/15/2030	16,761,000	15,287,652
Visa Inc 2.7% 4/15/2040	9,473,000	6,956,089
Visa Inc 2.75% 9/15/2027	9,468,000	9,321,673
Visa Inc 4.3% 12/14/2045	5,275,000	4,355,120
Visa Inc 4.7% 2/12/2036	5,500,000	5,304,070
Voya Financial Inc 5.7% 7/15/2043 (e)	2,979,000	2,844,928
		377,699,117
Insurance - 0.7%
AFLAC Inc 3.6% 4/1/2030	4,833,000	4,613,880
AFLAC Inc 4% 10/15/2046	3,003,000	2,310,538
Allstate Corp/The 1.45% 12/15/2030	3,300,000	2,843,407
Allstate Corp/The 3.28% 12/15/2026 (e)	3,750,000	3,740,655
Allstate Corp/The 4.2% 12/15/2046	10,005,000	7,791,420
American International Group Inc 3.875% 1/15/2035	2,145,000	1,925,583
American International Group Inc 4.375% 6/30/2050 (e)	4,543,000	3,593,549
American International Group Inc 4.5% 7/16/2044 (e)	7,050,000	5,909,042
American International Group Inc 4.75% 4/1/2048 (e)	7,808,000	6,577,004
Aon Corp 3.75% 5/2/2029 (e)	1,800,000	1,745,555
Aon Global Ltd 4.6% 6/14/2044	1,271,000	1,059,261
Aon Global Ltd 4.75% 5/15/2045	4,671,000	3,913,662
Aon North America Inc 5.45% 3/1/2034	5,950,000	5,910,882
Aon North America Inc 5.75% 3/1/2054 (e)	6,200,000	5,717,076
Arch Capital Group Ltd 5.25% 6/15/2036	4,000,000	3,894,191
Arch Capital Group Ltd 5.95% 6/15/2056	5,000,000	4,849,453
Arthur J Gallagher & Co 3.5% 5/20/2051	1,200,000	789,755
Arthur J Gallagher & Co 4.85% 12/15/2029 (e)	4,910,000	4,898,558
Arthur J Gallagher & Co 5.15% 2/15/2035	11,140,000	10,805,027
Arthur J Gallagher & Co 5.55% 2/15/2055 (e)	4,949,000	4,469,585
Arthur J Gallagher & Co 5.75% 3/2/2053	4,060,000	3,762,989
Assurant Inc 4.9% 3/27/2028	3,900,000	3,904,010
Assurant Inc 5.55% 2/15/2036	920,000	899,311
Athene Holding Ltd 3.5% 1/15/2031 (e)	5,413,000	4,997,743
Athene Holding Ltd 3.95% 5/25/2051	2,000,000	1,320,813
Athene Holding Ltd 4.125% 1/12/2028	2,000,000	1,976,792
Athene Holding Ltd 5.875% 1/15/2034 (e)	9,850,000	9,784,054
Athene Holding Ltd 6.625% 10/15/2054 (b)	2,940,000	2,715,969
Athene Holding Ltd 6.625% 5/19/2055 (e)	4,250,000	3,996,444
Baylor Scott & White Holdings 2.839% 11/15/2050	14,016,000	8,499,025
Baylor Scott & White Holdings 3.967% 11/15/2046	1,986,000	1,552,651
Berkshire Hathaway Fin Corp 1.45% 10/15/2030 (e)	7,588,000	6,674,269
Berkshire Hathaway Fin Corp 2.85% 10/15/2050	10,633,000	6,392,311
Berkshire Hathaway Fin Corp 2.875% 3/15/2032 (e)	2,000,000	1,823,248
Berkshire Hathaway Fin Corp 3.85% 3/15/2052 (e)	3,660,000	2,630,689
Berkshire Hathaway Fin Corp 4.2% 8/15/2048	9,429,000	7,354,603
Berkshire Hathaway Fin Corp 5.75% 1/15/2040 (e)	11,222,000	11,566,439
Brighthouse Financial Inc 3.85% 12/22/2051	7,600,000	4,049,792
Brown & Brown Inc 4.2% 3/17/2032 (e)	6,283,000	5,891,962
Brown & Brown Inc 4.7% 6/23/2028	4,630,000	4,617,056
Brown & Brown Inc 5.55% 6/23/2035 (e)	3,080,000	3,009,047
Brown & Brown Inc 6.25% 6/23/2055 (e)	3,750,000	3,603,086
Chubb INA Holdings LLC 1.375% 9/15/2030	21,411,000	18,629,602
Chubb INA Holdings LLC 4.35% 11/3/2045 (e)	3,177,000	2,616,155
Chubb INA Holdings LLC 4.9% 8/15/2035	7,700,000	7,403,987
Chubb INA Holdings LLC 5% 3/15/2034	3,100,000	3,040,392
Chubb INA Holdings LLC 5.3% 5/20/2036	4,100,000	4,036,442
Chubb INA Holdings LLC 6.5% 5/15/2038	2,788,000	3,020,645
CNA Financial Corp 5.2% 8/15/2035 (e)	1,400,000	1,345,910
CNA Financial Corp 5.5% 6/15/2033	3,100,000	3,089,108
First American Financial Corp 5.45% 9/30/2034	3,050,000	2,947,251
Hartford Insurance Group Inc/The 2.8% 8/19/2029	5,649,000	5,343,843
Hartford Insurance Group Inc/The 3.6% 8/19/2049	6,760,000	4,693,737
Hartford Insurance Group Inc/The 4.4% 3/15/2048	7,713,000	6,192,193
Lincoln National Corp 3.625% 12/12/2026	4,766,000	4,763,924
Lincoln National Corp 5.35% 11/15/2035 (e)	6,600,000	6,324,572
Markel Group Inc 3.35% 9/17/2029	4,833,000	4,607,202
Markel Group Inc 3.5% 11/1/2027	4,000,000	3,944,302
Markel Group Inc 6% 5/16/2054	5,200,000	4,942,968
Marsh & McLennan Cos Inc 4.2% 3/1/2048	3,868,000	2,997,044
Marsh & McLennan Cos Inc 4.35% 1/30/2047	2,224,000	1,774,573
Marsh & McLennan Cos Inc 4.375% 3/15/2029	6,116,000	6,053,149
Marsh & McLennan Cos Inc 4.65% 3/15/2030 (e)	4,930,000	4,891,833
Marsh & McLennan Cos Inc 4.85% 11/15/2031	5,430,000	5,361,339
Marsh & McLennan Cos Inc 4.9% 3/15/2049	7,388,000	6,272,231
Marsh & McLennan Cos Inc 4.95% 3/15/2036	4,500,000	4,301,079
Marsh & McLennan Cos Inc 5% 3/15/2035	5,500,000	5,297,418
Marsh & McLennan Cos Inc 5.35% 11/15/2044 (e)	4,170,000	3,851,070
Marsh & McLennan Cos Inc 5.4% 3/15/2055 (e)	5,520,000	4,961,371
MetLife Inc 4.125% 8/13/2042	6,959,000	5,665,066
MetLife Inc 4.55% 3/23/2030 (e)	8,990,000	8,901,906
MetLife Inc 4.6% 5/13/2046	3,589,000	2,994,361
MetLife Inc 4.721% 12/15/2044 (b)	3,972,000	3,407,588
MetLife Inc 5.25% 1/15/2054 (e)	3,650,000	3,247,548
MetLife Inc 5.375% 7/15/2033 (e)	5,845,000	5,915,356
MetLife Inc 5.875% 2/6/2041	2,059,000	2,061,847
MetLife Inc 6.35% 3/15/2055 (b)	593,000	603,354
MetLife Inc 6.375% 6/15/2034	2,000,000	2,119,106
MetLife Inc 6.4% 12/15/2066 (b)	6,050,000	6,095,678
Principal Financial Group Inc 4.3% 11/15/2046	6,356,000	5,103,542
Principal Financial Group Inc 5.375% 3/15/2033	1,200,000	1,202,498
Progressive Corp/The 2.45% 1/15/2027	3,765,000	3,741,555
Progressive Corp/The 3% 3/15/2032	13,862,000	12,487,257
Progressive Corp/The 4.2% 3/15/2048 (e)	4,398,000	3,454,350
Progressive Corp/The 5.15% 3/26/2036	5,000,000	4,881,100
Prudential Financial Inc 3.878% 3/27/2028	3,305,000	3,270,051
Prudential Financial Inc 3.905% 12/7/2047	437,000	323,075
Prudential Financial Inc 3.935% 12/7/2049	8,515,000	6,158,697
Prudential Financial Inc 4.35% 2/25/2050 (e)	9,924,000	7,771,732
Prudential Financial Inc 4.418% 3/27/2048	5,044,000	4,010,526
Prudential Financial Inc 5.125% 3/1/2052 (b)(e)	3,335,000	3,225,644
Prudential Financial Inc 5.7% 12/14/2036	302,000	305,805
Prudential Financial Inc 6% 9/1/2052 (b)	7,060,000	7,074,946
Prudential Financial Inc 6.75% 3/1/2053 (b)(e)	1,800,000	1,873,039
Reinsurance Group of America Inc 6.65% 9/15/2055 (b)(e)	1,950,000	1,939,827
Selective Insurance Group Inc 5.9% 4/15/2035 (e)	982,000	999,205
Travelers Companies Inc/The 4.1% 3/4/2049	4,833,000	3,719,085
Travelers Companies Inc/The 4.3% 8/25/2045	1,159,000	936,691
Travelers Companies Inc/The 5.45% 5/25/2053 (e)	2,300,000	2,121,558
Travelers Companies Inc/The 5.7% 7/24/2055 (e)	4,000,000	3,829,007
Travelers Companies Inc/The 6.25% 6/15/2037	6,633,000	7,042,745
Travelers Companies Inc/The 6.75% 6/20/2036	4,500,000	4,931,628
Unum Group 6% 6/15/2054 (e)	4,580,000	4,295,967
Willis North America Inc 4.65% 6/15/2027	5,827,000	5,829,595
Willis North America Inc 5.15% 3/15/2036	2,000,000	1,910,878
Willis North America Inc 5.35% 5/15/2033 (e)	6,000,000	5,966,064
Willis North America Inc 5.9% 3/5/2054 (e)	3,000,000	2,838,523
		473,340,126
TOTAL FINANCIALS		4,248,121,602
Health Care - 2.7%
Biotechnology - 0.4%
AbbVie Inc 2.95% 11/21/2026	8,990,000	8,966,588
AbbVie Inc 3.2% 11/21/2029	15,370,000	14,642,294
AbbVie Inc 4.05% 11/21/2039	8,990,000	7,663,550
AbbVie Inc 4.25% 11/14/2028	6,585,000	6,530,259
AbbVie Inc 4.25% 11/21/2049	14,886,000	11,599,718
AbbVie Inc 4.3% 5/14/2036	4,972,000	4,565,465
AbbVie Inc 4.4% 11/6/2042	3,793,000	3,228,498
AbbVie Inc 4.45% 5/14/2046	5,561,000	4,586,500
AbbVie Inc 4.5% 5/14/2035	10,000,000	9,410,755
AbbVie Inc 4.55% 3/15/2035	5,282,000	4,995,160
AbbVie Inc 4.7% 5/14/2045	10,467,000	8,997,871
AbbVie Inc 4.75% 3/15/2045	5,028,000	4,360,707
AbbVie Inc 4.8% 3/15/2029	6,500,000	6,509,156
AbbVie Inc 4.875% 11/14/2048	4,630,000	3,990,370
AbbVie Inc 5.05% 3/15/2034 (e)	9,930,000	9,823,126
AbbVie Inc 5.3% 9/15/2036	10,000,000	9,890,241
AbbVie Inc 5.4% 3/15/2054	6,500,000	5,949,945
AbbVie Inc 5.55% 3/15/2056	7,500,000	7,012,177
AbbVie Inc 6% 9/15/2056	4,000,000	3,974,915
Amgen Inc 1.65% 8/15/2028	15,418,000	14,538,544
Amgen Inc 2.3% 2/25/2031	16,400,000	14,637,152
Amgen Inc 2.8% 8/15/2041 (e)	15,756,000	11,015,385
Amgen Inc 3.35% 2/22/2032	5,640,000	5,165,407
Amgen Inc 3.375% 2/21/2050	8,893,000	6,012,547
Amgen Inc 4.4% 5/1/2045	7,888,000	6,439,053
Amgen Inc 4.663% 6/15/2051	9,908,000	8,056,066
Amgen Inc 4.85% 2/19/2036 (e)	2,000,000	1,907,727
Amgen Inc 4.875% 3/1/2053 (e)	8,280,000	6,887,860
Amgen Inc 5.15% 3/2/2028	12,880,000	12,958,802
Amgen Inc 5.25% 3/2/2033	10,530,000	10,537,198
Amgen Inc 5.6% 3/2/2043 (e)	10,000,000	9,625,052
Amgen Inc 5.65% 3/2/2053	11,643,000	10,851,186
Biogen Inc 2.25% 5/1/2030	1,600,000	1,450,201
Biogen Inc 6.45% 5/15/2055 (e)	8,050,000	8,266,955
Gilead Sciences Inc 1.65% 10/1/2030 (e)	11,928,000	10,505,962
Gilead Sciences Inc 2.8% 10/1/2050	11,832,000	7,118,502
Gilead Sciences Inc 4.15% 3/1/2047	9,882,000	7,772,245
Gilead Sciences Inc 4.75% 3/1/2046	8,737,000	7,536,920
Gilead Sciences Inc 4.8% 11/15/2029	4,900,000	4,908,317
Gilead Sciences Inc 5.5% 11/15/2054 (e)	5,680,000	5,309,298
Regeneron Pharmaceuticals Inc 1.75% 9/15/2030	2,000,000	1,757,762
		309,955,436
Health Care Equipment & Supplies - 0.3%
Abbott Laboratories 3.7% 3/9/2029	8,000,000	7,819,660
Abbott Laboratories 3.75% 11/30/2026	5,539,000	5,534,521
Abbott Laboratories 4% 3/15/2031	11,800,000	11,377,664
Abbott Laboratories 4.3% 3/15/2033	8,000,000	7,644,438
Abbott Laboratories 4.65% 3/15/2036	9,200,000	8,713,478
Abbott Laboratories 4.75% 11/30/2036 (e)	11,975,000	11,430,465
Abbott Laboratories 4.9% 11/30/2046 (e)	8,261,000	7,337,502
Abbott Laboratories 5.5% 3/15/2056	15,700,000	14,708,360
Augusta SpinCo Corp 4.656% 3/23/2031	5,000,000	4,913,803
Augusta SpinCo Corp 5.245% 3/23/2036 (e)	2,100,000	2,047,265
Baxter International Inc 1.915% 2/1/2027	5,099,000	5,044,085
Baxter International Inc 2.539% 2/1/2032	8,864,000	7,616,450
Becton Dickinson & Co 2.823% 5/20/2030	6,989,000	6,472,033
Becton Dickinson & Co 3.7% 6/6/2027	22,048,000	21,912,882
Boston Scientific Corp 4% 3/1/2029	8,579,000	8,491,960
Boston Scientific Corp 4.7% 3/1/2049 (e)	13,845,000	11,760,789
GE HealthCare Technologies Inc 5.5% 6/15/2035	5,700,000	5,668,666
GE HealthCare Technologies Inc 5.65% 11/15/2027	5,180,000	5,237,161
GE HealthCare Technologies Inc 5.905% 11/22/2032 (e)	10,170,000	10,530,363
Medtronic Inc 4.625% 3/15/2045 (e)	10,267,000	8,893,748
Solventum Corp 5.6% 3/23/2034 (e)	16,050,000	16,115,691
Stryker Corp 1.95% 6/15/2030	7,395,000	6,638,894
Stryker Corp 2.9% 6/15/2050	7,395,000	4,600,260
Stryker Corp 4.25% 9/11/2029	4,400,000	4,329,497
Stryker Corp 4.625% 9/11/2034 (e)	2,000,000	1,912,058
Stryker Corp 4.85% 2/10/2030	4,880,000	4,872,586
Zimmer Biomet Holdings Inc 5.05% 2/19/2030	3,800,000	3,807,402
Zimmer Biomet Holdings Inc 5.5% 2/19/2035	4,000,000	3,986,007
		219,417,688
Health Care Providers & Services - 1.1%
Allina Health System 3.887% 4/15/2049	5,269,000	3,893,412
Ascension Health 4.078% 11/15/2028	2,727,000	2,676,063
Ascension Health 4.294% 11/15/2030	3,182,000	3,098,491
Ascension Health 4.923% 11/15/2035	10,894,000	10,505,607
Banner Health 2.907% 1/1/2042	1,305,000	930,061
Banner Health 2.913% 1/1/2051	10,923,000	6,543,083
Baptist Healthcare System Obligated Group 3.54% 8/15/2050	10,657,000	7,295,055
Cardinal Health Inc 4.368% 6/15/2047	11,033,000	8,714,538
Cencora Inc 4.85% 12/15/2029	5,700,000	5,691,675
Cencora Inc 4.9% 2/13/2036	9,000,000	8,583,054
Cencora Inc 5.15% 2/15/2035	5,500,000	5,390,277
Children's Hospital Medical Center/Cincinnati OH 4.268% 5/15/2044	2,637,000	2,161,290
Children's Hospital of Philadelphia/The 2.704% 7/1/2050	8,032,000	4,755,293
Cigna Group/The 4.375% 10/15/2028	21,090,000	20,929,510
Cigna Group/The 4.5% 9/15/2030	3,690,000	3,625,018
Cigna Group/The 4.8% 7/15/2046	6,037,000	5,098,703
Cigna Group/The 4.8% 8/15/2038	18,723,000	17,232,959
Cigna Group/The 4.9% 12/15/2048 (e)	6,764,000	5,712,870
Cigna Group/The 5.25% 2/15/2034 (e)	5,000,000	4,958,095
Cigna Group/The 6% 1/15/2056 (e)	4,750,000	4,623,099
Cigna Group/The 6.125% 11/15/2041	2,383,000	2,409,063
CommonSpirit Health 3.91% 10/1/2050	15,300,000	10,918,030
CommonSpirit Health 4.35% 11/1/2042	1,589,000	1,338,820
CommonSpirit Health 4.352% 9/1/2030	2,485,000	2,408,603
CommonSpirit Health 4.975% 9/1/2035	776,000	738,501
CommonSpirit Health 5.205% 12/1/2031	6,000,000	5,979,025
CommonSpirit Health 5.662% 9/1/2055	406,000	374,798
Corewell Health Obligated Group 3.487% 7/15/2049	4,150,000	2,844,742
CVS Health Corp 3.25% 8/15/2029	13,963,000	13,341,548
CVS Health Corp 4.3% 3/25/2028	18,985,000	18,852,921
CVS Health Corp 4.875% 7/20/2035	2,462,000	2,330,929
CVS Health Corp 5% 1/30/2029	19,800,000	19,887,938
CVS Health Corp 5.05% 3/25/2048	19,765,000	16,727,502
CVS Health Corp 5.125% 7/20/2045	6,997,000	6,074,928
CVS Health Corp 5.3% 12/5/2043	3,489,000	3,145,730
CVS Health Corp 5.3% 6/1/2033	15,530,000	15,430,813
CVS Health Corp 5.45% 9/15/2035 (e)	13,300,000	13,121,694
CVS Health Corp 5.625% 2/21/2053	3,100,000	2,789,512
CVS Health Corp 5.7% 6/1/2034 (e)	6,850,000	6,930,453
CVS Health Corp 6% 6/1/2063	3,900,000	3,620,624
CVS Health Corp 6.05% 6/1/2054 (e)	6,650,000	6,354,064
CVS Health Corp 6.2% 9/15/2055 (e)	2,040,000	1,986,204
Elevance Health Inc 2.55% 3/15/2031 (e)	1,100,000	987,793
Elevance Health Inc 3.125% 5/15/2050	6,766,000	4,176,789
Elevance Health Inc 3.65% 12/1/2027 (e)	27,589,000	27,285,405
Elevance Health Inc 4.1% 5/15/2032 (e)	9,100,000	8,598,311
Elevance Health Inc 4.375% 12/1/2047	8,311,000	6,518,086
Elevance Health Inc 4.55% 3/1/2048	3,741,000	2,995,027
Elevance Health Inc 4.625% 5/15/2042	2,065,000	1,769,937
Elevance Health Inc 4.65% 1/15/2043	1,589,000	1,356,938
Elevance Health Inc 4.75% 2/15/2030 (e)	1,000,000	993,235
Elevance Health Inc 4.75% 2/15/2033	10,000,000	9,688,732
Elevance Health Inc 5% 1/15/2036 (e)	5,000,000	4,784,520
Elevance Health Inc 5.2% 2/15/2035 (e)	1,000,000	980,147
Elevance Health Inc 5.7% 2/15/2055 (e)	7,340,000	6,781,373
Elevance Health Inc 5.7% 9/15/2055 (e)	5,300,000	4,916,627
Franciscan Missionaries of Our Lady Health System Inc 3.914% 7/1/2049	8,468,000	6,097,019
HCA Inc 3.5% 9/1/2030	6,500,000	6,131,593
HCA Inc 3.625% 3/15/2032	2,000,000	1,839,586
HCA Inc 4.125% 6/15/2029 (e)	11,900,000	11,670,925
HCA Inc 4.3% 11/15/2030 (e)	3,600,000	3,491,273
HCA Inc 4.375% 3/15/2042	10,000,000	8,274,305
HCA Inc 5.25% 3/1/2030 (e)	7,430,000	7,478,623
HCA Inc 5.25% 6/15/2049	18,865,000	16,208,938
HCA Inc 5.6% 4/1/2034	10,000,000	10,040,815
HCA Inc 5.7% 11/15/2055	2,600,000	2,348,883
HCA Inc 5.75% 3/1/2035 (e)	9,020,000	9,089,321
HCA Inc 6.2% 3/1/2055 (e)	10,440,000	10,097,368
Humana Inc 1.35% 2/3/2027 (e)	10,039,000	9,906,397
Humana Inc 2.15% 2/3/2032 (e)	11,863,000	10,156,300
Humana Inc 3.125% 8/15/2029	6,457,000	6,132,512
Humana Inc 4.95% 10/1/2044	1,986,000	1,669,697
Humana Inc 5.95% 3/15/2034	10,850,000	11,012,798
Humana Inc 6% 5/1/2055 (e)	3,260,000	3,012,526
Icon Investments Six DAC 5.849% 5/8/2029	3,056,000	3,109,832
Icon Investments Six DAC 5.995% 8/13/2036 (f)	5,000,000	4,985,244
Integris Baptist Medical Center Inc 3.875% 8/15/2050	9,083,000	6,450,122
Kaiser Foundation Hospitals 2.81% 6/1/2041	2,500,000	1,779,026
Kaiser Foundation Hospitals 3.002% 6/1/2051	1,500,000	931,318
Kaiser Foundation Hospitals 3.266% 11/1/2049	7,259,000	4,802,244
Kaiser Foundation Hospitals 4.15% 5/1/2047	5,204,000	4,117,922
Kaiser Foundation Hospitals 4.875% 4/1/2042	1,430,000	1,285,825
Mass General Brigham Inc 3.342% 7/1/2060	2,000,000	1,237,773
Mass General Brigham Inc 4.117% 7/1/2055	2,780,000	2,074,308
McKesson Corp 4.65% 5/30/2030	2,200,000	2,182,020
McKesson Corp 5.25% 5/30/2035 (e)	4,290,000	4,254,870
Memorial Sloan-Kettering Cancer Center 4.2% 7/1/2055	2,383,000	1,807,469
MyMichigan Health 3.409% 6/1/2050	3,730,000	2,496,354
New York and Presbyterian Hospital/The 4.024% 8/1/2045	2,780,000	2,205,924
New York and Presbyterian Hospital/The 4.063% 8/1/2056	2,089,000	1,560,657
Novant Health Inc 3.168% 11/1/2051	6,588,000	4,150,445
NYU Langone Hospitals 4.784% 7/1/2044	6,037,000	5,205,660
Orlando Health Obligated Group 3.327% 10/1/2050	6,016,000	4,050,041
PeaceHealth Obligated Group 4.335% 11/15/2028	780,000	770,732
PeaceHealth Obligated Group 4.855% 11/15/2032	1,100,000	1,071,170
Piedmont Healthcare Inc 2.719% 1/1/2042	1,208,000	822,928
Providence St Joseph Health Obligated Group 2.7% 10/1/2051	2,136,000	1,199,314
Providence St Joseph Health Obligated Group 5.369% 10/1/2032	7,860,000	7,877,265
Quest Diagnostics Inc 5% 6/30/2036	2,000,000	1,923,048
Sabra Health Care LP 3.2% 12/1/2031	2,000,000	1,793,826
SSM Health Care Corp 4.755% 6/1/2029 (d)	3,040,000	3,031,955
SSM Health Care Corp 4.999% 6/1/2031 (d)	1,220,000	1,215,160
Sutter Health 3.361% 8/15/2050	14,596,000	9,751,760
Sutter Health 5.537% 8/15/2035	1,460,000	1,471,025
Trinity Health Corp 2.632% 12/1/2040	3,512,000	2,466,905
UnitedHealth Group Inc 2% 5/15/2030 (e)	2,900,000	2,616,233
UnitedHealth Group Inc 2.3% 5/15/2031 (e)	2,662,000	2,361,194
UnitedHealth Group Inc 2.9% 5/15/2050	6,273,000	3,797,264
UnitedHealth Group Inc 3.05% 5/15/2041 (e)	16,300,000	11,861,442
UnitedHealth Group Inc 3.25% 5/15/2051	3,045,000	1,951,072
UnitedHealth Group Inc 3.375% 4/15/2027 (e)	4,289,000	4,263,879
UnitedHealth Group Inc 3.7% 8/15/2049	8,334,000	5,865,005
UnitedHealth Group Inc 3.75% 10/15/2047	7,594,000	5,491,978
UnitedHealth Group Inc 3.85% 6/15/2028	9,222,000	9,107,045
UnitedHealth Group Inc 3.875% 12/15/2028	11,908,000	11,706,485
UnitedHealth Group Inc 3.875% 8/15/2059	9,958,000	6,747,514
UnitedHealth Group Inc 4.2% 1/15/2047	2,859,000	2,234,048
UnitedHealth Group Inc 4.375% 3/15/2042	9,373,000	7,929,411
UnitedHealth Group Inc 4.625% 7/15/2035 (e)	7,300,000	6,903,408
UnitedHealth Group Inc 4.65% 1/15/2031	6,500,000	6,422,320
UnitedHealth Group Inc 4.75% 7/15/2045	1,327,000	1,133,459
UnitedHealth Group Inc 4.95% 1/15/2032	23,450,000	23,309,632
UnitedHealth Group Inc 4.95% 5/15/2062	4,700,000	3,824,523
UnitedHealth Group Inc 5.15% 7/15/2034	7,200,000	7,105,861
UnitedHealth Group Inc 5.25% 2/15/2028 (e)	8,360,000	8,443,607
UnitedHealth Group Inc 5.35% 2/15/2033 (e)	7,610,000	7,674,567
UnitedHealth Group Inc 5.625% 7/15/2054 (e)	22,670,000	21,043,521
UnitedHealth Group Inc 5.8% 3/15/2036 (e)	1,000,000	1,025,565
UnitedHealth Group Inc 5.875% 2/15/2053 (e)	7,600,000	7,303,626
UnitedHealth Group Inc 6.625% 11/15/2037	2,000,000	2,167,938
UnitedHealth Group Inc 6.875% 2/15/2038	1,300,000	1,433,567
Universal Health Services Inc 2.65% 10/15/2030	4,000,000	3,591,142
West Virginia United Health System Obligated Group 3.129% 6/1/2050	4,940,000	3,012,634
		778,926,476
Life Sciences Tools & Services - 0.1%
Agilent Technologies Inc 4.2% 9/9/2027	3,810,000	3,801,590
Agilent Technologies Inc 4.75% 9/9/2034	3,550,000	3,421,694
Danaher Corp 4.375% 9/15/2045 (e)	1,883,000	1,554,999
Revvity Inc 2.25% 9/15/2031 (e)	5,519,000	4,800,217
Thermo Fisher Scientific Inc 2.6% 10/1/2029	12,965,000	12,161,677
Thermo Fisher Scientific Inc 4.794% 10/7/2035	6,300,000	6,058,897
Thermo Fisher Scientific Inc 4.902% 2/12/2036	8,000,000	7,699,651
Thermo Fisher Scientific Inc 5.086% 8/10/2033	2,820,000	2,808,068
Thermo Fisher Scientific Inc 5.3% 2/1/2044	4,622,000	4,335,650
Thermo Fisher Scientific Inc 5.546% 2/12/2046	1,000,000	953,189
		47,595,632
Pharmaceuticals - 0.8%
Bristol-Myers Squibb Co 3.25% 8/1/2042	2,224,000	1,629,176
Bristol-Myers Squibb Co 3.55% 3/15/2042	18,866,000	14,489,062
Bristol-Myers Squibb Co 4.125% 6/15/2039	3,769,000	3,261,686
Bristol-Myers Squibb Co 4.25% 10/26/2049	9,631,000	7,468,684
Bristol-Myers Squibb Co 4.35% 11/15/2047	5,317,000	4,254,363
Bristol-Myers Squibb Co 4.55% 2/20/2048	11,255,000	9,239,933
Bristol-Myers Squibb Co 5.2% 2/22/2034 (e)	24,270,000	24,269,777
Bristol-Myers Squibb Co 5.55% 2/22/2054 (e)	8,543,000	7,932,950
Eli Lilly & Co 2.25% 5/15/2050	17,138,000	9,292,492
Eli Lilly & Co 4% 10/15/2028	10,000,000	9,898,524
Eli Lilly & Co 4.2% 8/14/2029	6,460,000	6,390,493
Eli Lilly & Co 4.375% 5/20/2031	4,000,000	3,915,578
Eli Lilly & Co 4.6% 8/14/2034	5,440,000	5,253,057
Eli Lilly & Co 4.75% 2/12/2030	3,250,000	3,254,394
Eli Lilly & Co 4.85% 5/20/2036	2,500,000	2,413,127
Eli Lilly & Co 4.875% 2/27/2053	4,640,000	3,987,193
Eli Lilly & Co 4.9% 10/15/2035	14,500,000	14,157,127
Eli Lilly & Co 4.95% 2/27/2063	3,300,000	2,781,082
Eli Lilly & Co 5.05% 8/14/2054 (e)	7,780,000	6,861,611
Eli Lilly & Co 5.1% 2/12/2035 (e)	3,000,000	2,986,164
Eli Lilly & Co 5.5% 2/12/2055 (e)	2,820,000	2,655,965
Eli Lilly & Co 5.6% 2/12/2065	3,000,000	2,807,965
Eli Lilly & Co 5.6% 5/20/2056	7,500,000	7,156,303
GlaxoSmithKline Capital Inc 6.375% 5/15/2038	5,734,000	6,110,890
Haleon US Capital LLC 3.625% 3/24/2032 (e)	14,451,000	13,392,209
Haleon US Capital LLC 5.375% 8/21/2036	3,200,000	3,178,724
Johnson & Johnson 2.1% 9/1/2040	7,409,000	4,997,744
Johnson & Johnson 2.45% 9/1/2060	7,409,000	3,814,337
Johnson & Johnson 3.4% 1/15/2038 (e)	7,411,000	6,274,296
Johnson & Johnson 3.5% 1/15/2048	4,766,000	3,454,147
Johnson & Johnson 3.625% 3/3/2037	3,177,000	2,778,543
Johnson & Johnson 4.375% 12/5/2033 (e)	2,600,000	2,532,756
Johnson & Johnson 4.5% 12/5/2043 (e)	5,262,000	4,722,177
Johnson & Johnson 4.5% 9/1/2040	1,800,000	1,647,588
Johnson & Johnson 4.85% 5/15/2041	3,383,000	3,202,908
Johnson & Johnson 4.9% 6/1/2031	5,000,000	5,051,820
Johnson & Johnson 5% 3/1/2035 (e)	2,000,000	2,001,554
Merck & Co Inc 2.35% 6/24/2040	10,000,000	6,903,535
Merck & Co Inc 2.45% 6/24/2050	4,418,000	2,457,171
Merck & Co Inc 3.6% 9/15/2042	1,589,000	1,226,848
Merck & Co Inc 3.7% 2/10/2045	5,084,000	3,831,699
Merck & Co Inc 3.850% 9/15/2027 (e)	15,230,000	15,171,534
Merck & Co Inc 3.9% 3/7/2039	11,666,000	9,920,669
Merck & Co Inc 4.05% 5/17/2028	7,500,000	7,452,192
Merck & Co Inc 4.15% 3/15/2031 (e)	22,000,000	21,344,769
Merck & Co Inc 4.3% 5/22/2028	2,000,000	1,994,811
Merck & Co Inc 4.5% 5/17/2033 (e)	11,325,000	11,011,823
Merck & Co Inc 4.65% 5/22/2031	1,700,000	1,682,844
Merck & Co Inc 5% 5/17/2053 (e)	11,000,000	9,512,077
Merck & Co Inc 5.2% 5/22/2036 (e)	1,500,000	1,480,221
Merck & Co Inc 5.55% 12/4/2055 (e)	9,200,000	8,600,875
Merck & Co Inc 5.700% 9/15/2055 (e)	2,900,000	2,775,001
Merck & Co Inc 5.85% 5/22/2056	2,200,000	2,145,688
Mylan Inc 5.2% 4/15/2048	2,383,000	1,925,270
Novartis Capital Corp 2.75% 8/14/2050	10,923,000	6,592,226
Novartis Capital Corp 3.7% 9/21/2042	2,244,000	1,780,691
Novartis Capital Corp 3.9% 11/5/2028	10,800,000	10,660,171
Novartis Capital Corp 4% 11/20/2045 (e)	4,162,000	3,298,227
Novartis Capital Corp 4.1% 11/5/2030	6,200,000	6,022,314
Novartis Capital Corp 4.1% 3/16/2029	3,000,000	2,963,686
Novartis Capital Corp 4.4% 3/18/2031	4,400,000	4,313,269
Novartis Capital Corp 4.6% 11/5/2035 (e)	8,600,000	8,209,201
Novartis Capital Corp 4.9% 3/18/2036	9,000,000	8,717,211
Novartis Capital Corp 5.7% 3/18/2056	5,000,000	4,851,764
Pfizer Inc 2.55% 5/28/2040	7,297,000	5,116,013
Pfizer Inc 2.7% 5/28/2050	3,596,000	2,121,086
Pfizer Inc 3% 12/15/2026 (e)	5,321,000	5,304,339
Pfizer Inc 3.45% 3/15/2029	6,618,000	6,436,800
Pfizer Inc 3.9% 3/15/2039	5,004,000	4,238,833
Pfizer Inc 4% 12/15/2036 (e)	9,447,000	8,457,937
Pfizer Inc 4.1% 9/15/2038 (e)	2,000,000	1,754,860
Pfizer Inc 4.125% 12/15/2046	2,613,000	2,053,250
Pfizer Inc 4.2% 9/15/2048	6,196,000	4,825,551
Pfizer Inc 4.4% 5/15/2044	3,328,000	2,801,252
Pfizer Inc 4.875% 11/15/2035	5,000,000	4,822,731
Pfizer Inc 5.6% 11/15/2055 (e)	2,000,000	1,899,825
Pfizer Inc 7.2% 3/15/2039	4,289,000	4,873,611
Pfizer Investment Enterprises Pte Ltd 4.45% 5/19/2028	20,080,000	20,030,973
Pfizer Investment Enterprises Pte Ltd 4.65% 5/19/2030	9,923,000	9,847,284
Pfizer Investment Enterprises Pte Ltd 4.75% 5/19/2033	6,140,000	5,987,412
Pfizer Investment Enterprises Pte Ltd 5.11% 5/19/2043	10,390,000	9,499,353
Pfizer Investment Enterprises Pte Ltd 5.34% 5/19/2063	17,600,000	15,364,844
Royalty Pharma PLC 3.35% 9/2/2051	8,800,000	5,620,240
Royalty Pharma PLC 4.450% 3/25/2031	9,600,000	9,337,763
Royalty Pharma PLC 5.200% 9/25/2035	1,920,000	1,865,826
Utah Acquisition Sub Inc 5.25% 6/15/2046	2,622,000	2,155,217
Viatris Inc 2.7% 6/22/2030	12,760,000	11,603,521
Viatris Inc 4% 6/22/2050	8,750,000	5,858,573
Wyeth LLC 5.95% 4/1/2037	2,000,000	2,061,929
Zoetis Inc 3.95% 9/12/2047	1,589,000	1,190,566
Zoetis Inc 4.7% 2/1/2043	1,032,000	889,646
Zoetis Inc 5% 8/17/2035 (e)	7,600,000	7,340,499
		549,721,920
TOTAL HEALTH CARE		1,905,617,152
Industrials - 1.6%
Aerospace & Defense - 0.5%
Boeing Co 2.7% 2/1/2027	6,297,000	6,251,512
Boeing Co 2.95% 2/1/2030 (e)	8,056,000	7,527,416
Boeing Co 3.625% 3/1/2048	3,177,000	2,189,339
Boeing Co 3.65% 3/1/2047	2,192,000	1,551,125
Boeing Co 3.75% 2/1/2050	12,276,000	8,513,177
Boeing Co 5.15% 5/1/2030	9,666,000	9,693,945
Boeing Co 5.705% 5/1/2040	31,541,000	31,023,761
Boeing Co 5.805% 5/1/2050	14,268,000	13,449,724
Boeing Co 6.298% 5/1/2029	5,180,000	5,351,780
Boeing Co 6.528% 5/1/2034 (e)	5,200,000	5,547,994
Boeing Co 6.858% 5/1/2054	3,130,000	3,352,974
Boeing Co 6.875% 3/15/2039	2,622,000	2,859,505
GE Aerospace 3.625% 5/1/2030	9,492,000	9,050,279
GE Aerospace 4.9% 1/29/2036 (e)	9,000,000	8,752,254
GE Aerospace 6.875% 1/10/2039	119,000	133,100
General Dynamics Corp 3.75% 5/15/2028	7,466,000	7,379,546
General Dynamics Corp 4.25% 4/1/2050	3,867,000	3,087,803
General Dynamics Corp 4.95% 8/15/2035	4,440,000	4,339,867
Honeywell Aerospace Inc 4% 3/16/2029	7,100,000	6,969,439
Honeywell Aerospace Inc 4.3% 3/16/2031	12,000,000	11,663,754
Honeywell Aerospace Inc 4.95% 3/16/2036	5,700,000	5,475,690
Honeywell Aerospace Inc 5.622% 3/16/2046	7,200,000	6,876,742
Honeywell Aerospace Inc 5.732% 3/16/2056 (e)	10,000,000	9,501,962
Huntington Ingalls Industries Inc 4.2% 5/1/2030	2,000,000	1,938,207
L3Harris Technologies Inc 2.9% 12/15/2029	1,000,000	939,454
L3Harris Technologies Inc 5.05% 6/1/2029 (e)	9,560,000	9,606,042
L3Harris Technologies Inc 5.4% 7/31/2033	7,000,000	7,027,257
L3Harris Technologies Inc 5.5% 8/15/2054 (e)	3,950,000	3,656,380
Lockheed Martin Corp 4.09% 9/15/2052	12,077,000	9,089,739
Lockheed Martin Corp 4.7% 12/15/2031	7,790,000	7,742,854
Lockheed Martin Corp 5% 8/15/2035 (e)	2,500,000	2,454,388
Lockheed Martin Corp 5.2% 2/15/2055 (e)	8,200,000	7,347,487
Lockheed Martin Corp 5.25% 1/15/2033 (e)	10,000,000	10,181,473
Lockheed Martin Corp 5.7% 11/15/2054 (e)	5,000,000	4,812,745
Northrop Grumman Corp 3.25% 1/15/2028	6,673,000	6,552,636
Northrop Grumman Corp 3.85% 4/15/2045	1,489,000	1,134,510
Northrop Grumman Corp 4.03% 10/15/2047	14,958,000	11,406,355
Northrop Grumman Corp 4.4% 5/1/2030	5,000,000	4,922,246
Northrop Grumman Corp 4.75% 6/1/2043	3,177,000	2,797,675
Northrop Grumman Corp 5.2% 6/1/2054 (e)	3,000,000	2,669,245
RTX Corp 1.9% 9/1/2031 (e)	9,570,000	8,273,966
RTX Corp 3.75% 11/1/2046	5,929,000	4,388,347
RTX Corp 4.05% 5/4/2047	1,851,000	1,425,031
RTX Corp 4.125% 11/16/2028	11,685,000	11,540,435
RTX Corp 4.35% 4/15/2047	5,243,000	4,230,708
RTX Corp 4.45% 11/16/2038	12,715,000	11,464,399
RTX Corp 4.5% 6/1/2042	5,863,000	5,074,588
RTX Corp 4.625% 11/16/2048	10,491,000	8,718,124
RTX Corp 4.875% 10/15/2040	795,000	734,270
RTX Corp 5.15% 2/27/2033	9,600,000	9,609,297
RTX Corp 5.4% 5/1/2035	1,800,000	1,808,013
RTX Corp 5.7% 4/15/2040	1,589,000	1,596,981
RTX Corp 6.1% 3/15/2034	1,020,000	1,072,160
RTX Corp 6.4% 3/15/2054 (e)	2,000,000	2,094,643
		336,852,343
Air Freight & Logistics - 0.1%
FedEx Corp 3.1% 8/5/2029	5,027,000	4,781,090
FedEx Corp 5.25% 5/15/2050	3,383,000	2,937,143
United Parcel Service Inc 3.4% 11/15/2046	2,104,000	1,472,906
United Parcel Service Inc 3.625% 10/1/2042	1,100,000	848,971
United Parcel Service Inc 3.75% 11/15/2047	6,842,000	4,986,147
United Parcel Service Inc 4.25% 3/15/2049	3,190,000	2,490,886
United Parcel Service Inc 4.45% 4/1/2030 (e)	4,833,000	4,782,459
United Parcel Service Inc 4.85% 8/15/2031	10,000,000	9,960,801
United Parcel Service Inc 5.25% 5/14/2035 (e)	5,220,000	5,225,014
United Parcel Service Inc 5.5% 5/22/2054	3,600,000	3,323,228
United Parcel Service Inc 5.95% 5/14/2055 (e)	9,300,000	9,127,626
United Parcel Service Inc 6.2% 1/15/2038	6,986,000	7,382,043
		57,318,314
Building Products - 0.1%
Carrier Global Corp 2.493% 2/15/2027	7,105,000	7,044,554
Carrier Global Corp 2.722% 2/15/2030 (e)	12,373,000	11,505,083
Carrier Global Corp 3.377% 4/5/2040	4,959,000	3,856,723
Carrier Global Corp 3.577% 4/5/2050 (e)	11,213,000	7,794,147
Johnson Controls International PLC / Tyco Fire & Security Finance SCA 4.9% 12/1/2032	11,850,000	11,666,445
Masco Corp 2% 2/15/2031	7,383,000	6,417,146
Masco Corp 3.125% 2/15/2051	3,735,000	2,313,296
Owens Corning 3.95% 8/15/2029	8,413,000	8,201,704
Owens Corning 5.95% 6/15/2054 (e)	4,330,000	4,199,920
Trane Technologies Holdco Inc 3.75% 8/21/2028	3,694,000	3,634,660
Trane Technologies Holdco Inc 4.3% 2/21/2048	3,948,000	3,148,149
		69,781,827
Commercial Services & Supplies - 0.1%
Republic Services Inc 1.45% 2/15/2031 (e)	17,786,000	15,312,152
Republic Services Inc 3.95% 5/15/2028	8,340,000	8,249,363
Republic Services Inc 5% 7/15/2036	6,500,000	6,296,115
Republic Services Inc 5.2% 11/15/2034	4,520,000	4,502,763
Waste Management Inc 4.15% 7/15/2049 (e)	10,186,000	7,954,709
Waste Management Inc 4.65% 3/15/2030 (e)	2,700,000	2,686,646
Waste Management Inc 4.95% 3/15/2035 (e)	2,700,000	2,639,622
Waste Management Inc 4.95% 7/3/2031	1,860,000	1,860,777
Waste Management Inc 5.35% 10/15/2054 (e)	2,700,000	2,492,252
		51,994,399
Electrical Equipment - 0.0%
Emerson Electric Co 1.95% 10/15/2030	3,200,000	2,852,496
Emerson Electric Co 5% 3/15/2035 (e)	7,000,000	6,884,165
GE Vernova Inc 5.5% 2/4/2056 (e)	4,000,000	3,707,698
		13,444,359
Ground Transportation - 0.3%
Burlington Northern Santa Fe LLC 3.05% 2/15/2051	3,499,000	2,190,923
Burlington Northern Santa Fe LLC 3.55% 2/15/2050	4,833,000	3,361,414
Burlington Northern Santa Fe LLC 3.9% 8/1/2046	3,686,000	2,800,526
Burlington Northern Santa Fe LLC 4.05% 6/15/2048	13,373,000	10,269,479
Burlington Northern Santa Fe LLC 4.125% 6/15/2047	2,264,000	1,770,862
Burlington Northern Santa Fe LLC 4.15% 4/1/2045	1,350,000	1,082,633
Burlington Northern Santa Fe LLC 4.375% 9/1/2042	3,575,000	3,047,199
Burlington Northern Santa Fe LLC 4.45% 3/15/2043	3,000,000	2,570,040
Burlington Northern Santa Fe LLC 4.55% 9/1/2044 (e)	2,383,000	2,028,723
Burlington Northern Santa Fe LLC 4.9% 4/1/2044	3,177,000	2,841,154
Burlington Northern Santa Fe LLC 5.2% 4/15/2054 (e)	2,400,000	2,138,527
Burlington Northern Santa Fe LLC 5.55% 3/15/2056 (e)	1,800,000	1,686,046
Burlington Northern Santa Fe LLC 5.8% 3/15/2056	2,000,000	1,940,848
Burlington Northern Santa Fe LLC 6.15% 5/1/2037	2,000,000	2,126,206
CSX Corp 3.25% 6/1/2027	3,972,000	3,938,738
CSX Corp 3.8% 11/1/2046	4,544,000	3,390,109
CSX Corp 3.95% 5/1/2050	2,840,000	2,113,681
CSX Corp 4.1% 11/15/2032 (e)	13,500,000	12,865,968
CSX Corp 4.1% 3/15/2044	5,382,000	4,330,745
CSX Corp 4.5% 3/15/2049	10,963,000	8,897,617
CSX Corp 4.75% 11/15/2048	4,599,000	3,894,717
Norfolk Southern Corp 3% 3/15/2032 (e)	4,000,000	3,611,218
Norfolk Southern Corp 3.8% 8/1/2028	9,444,000	9,302,419
Norfolk Southern Corp 3.95% 10/1/2042	1,509,000	1,205,730
Norfolk Southern Corp 4.05% 8/15/2052	6,859,000	5,061,167
Norfolk Southern Corp 4.45% 3/1/2033	22,050,000	21,259,727
Norfolk Southern Corp 4.65% 1/15/2046	2,589,000	2,184,633
Norfolk Southern Corp 5.1% 5/1/2035	6,130,000	6,033,402
Ryder System Inc 4.85% 6/15/2030	10,230,000	10,169,753
Uber Technologies Inc 4.15% 1/15/2031 (e)	6,600,000	6,367,649
Uber Technologies Inc 4.3% 1/15/2030	2,980,000	2,921,922
Uber Technologies Inc 4.8% 9/15/2034 (e)	2,980,000	2,849,029
Uber Technologies Inc 4.8% 9/15/2035 (e)	5,240,000	4,962,228
Uber Technologies Inc 5.35% 9/15/2054 (e)	2,980,000	2,636,585
Union Pacific Corp 2.15% 2/5/2027	7,153,000	7,088,529
Union Pacific Corp 2.375% 5/20/2031	2,000,000	1,787,084
Union Pacific Corp 2.4% 2/5/2030	2,000,000	1,848,948
Union Pacific Corp 2.8% 2/14/2032 (e)	11,666,000	10,459,108
Union Pacific Corp 2.891% 4/6/2036 (e)	7,292,000	6,011,549
Union Pacific Corp 3% 4/15/2027	3,972,000	3,941,373
Union Pacific Corp 3.25% 2/5/2050	10,720,000	7,022,298
Union Pacific Corp 3.35% 8/15/2046	3,750,000	2,631,167
Union Pacific Corp 3.375% 2/14/2042	4,000,000	3,041,826
Union Pacific Corp 3.6% 9/15/2037	2,622,000	2,236,680
Union Pacific Corp 3.799% 10/1/2051	2,224,000	1,590,506
Union Pacific Corp 3.839% 3/20/2060	11,170,000	7,648,232
Union Pacific Corp 3.95% 9/10/2028	2,000,000	1,976,227
Union Pacific Corp 4.95% 5/15/2053	3,730,000	3,201,350
Union Pacific Corp 5.1% 2/20/2035 (e)	3,370,000	3,350,511
Union Pacific Corp 5.6% 12/1/2054 (e)	3,370,000	3,189,354
		224,876,359
Industrial Conglomerates - 0.1%
3M Co 2.375% 8/26/2029	8,822,000	8,238,961
3M Co 2.875% 10/15/2027 (e)	3,177,000	3,120,532
3M Co 3.05% 4/15/2030	2,912,000	2,733,284
3M Co 3.125% 9/19/2046	2,192,000	1,447,101
3M Co 3.25% 8/26/2049	6,797,000	4,457,704
3M Co 3.7% 4/15/2050	3,595,000	2,527,175
3M Co 4.8% 3/15/2030	9,070,000	9,054,355
3M Co 5.7% 3/15/2037	1,900,000	1,927,733
Honeywell International Inc 1.95% 6/1/2030	8,796,000	7,915,715
Honeywell International Inc 2.5% 11/1/2026	5,688,000	5,672,385
Honeywell International Inc 3.812% 11/21/2047	1,113,000	826,579
Trane Technologies Financing Ltd 3.8% 3/21/2029	11,400,000	11,133,723
Trane Technologies Financing Ltd 4.65% 11/1/2044	4,766,000	4,101,020
		63,156,267
Machinery - 0.3%
Caterpillar Financial Services Corp 1.1% 9/14/2027	11,416,000	11,050,916
Caterpillar Financial Services Corp 3.75% 2/23/2029	11,000,000	10,771,980
Caterpillar Financial Services Corp 4.1% 8/15/2028	10,000,000	9,914,430
Caterpillar Inc 3.25% 9/19/2049 (e)	13,214,000	8,894,820
Caterpillar Inc 3.803% 8/15/2042	1,986,000	1,597,044
Caterpillar Inc 5.2% 5/15/2035	9,530,000	9,507,553
Caterpillar Inc 5.3% 9/15/2035	5,561,000	5,601,841
Cummins Inc 1.5% 9/1/2030	4,833,000	4,252,776
Cummins Inc 5.3% 5/9/2035	10,000,000	9,955,908
Deere & Co 2.875% 9/7/2049	9,579,000	6,024,268
Deere & Co 3.9% 6/9/2042	7,000,000	5,704,187
Deere & Co 5.375% 10/16/2029	795,000	811,870
Deere & Co 5.45% 1/16/2035 (e)	2,000,000	2,030,252
Eaton Corp 3.85% 3/6/2028	12,400,000	12,262,187
Eaton Corp 3.95% 3/6/2029	12,100,000	11,872,809
Eaton Corp 4% 11/2/2032	1,509,000	1,431,039
Eaton Corp 4.15% 11/2/2042 (e)	1,509,000	1,251,137
Eaton Corp 4.2% 3/6/2031	10,800,000	10,453,338
Eaton Corp 4.7% 8/23/2052 (e)	5,800,000	4,895,807
Eaton Corp 4.8% 3/6/2036	4,800,000	4,587,957
Eaton Corp 5.45% 3/6/2056 (e)	2,000,000	1,869,804
Ingersoll Rand Inc 5.45% 6/15/2034 (e)	8,100,000	8,111,357
Ingersoll Rand Inc 5.7% 8/14/2033	3,600,000	3,670,975
Otis Worldwide Corp 2.565% 2/15/2030	10,633,000	9,815,375
Otis Worldwide Corp 3.362% 2/15/2050 (e)	8,091,000	5,428,137
Parker-Hannifin Corp 3.25% 3/1/2027	4,488,000	4,465,939
Parker-Hannifin Corp 4% 6/14/2049	4,727,000	3,570,361
Parker-Hannifin Corp 4.1% 3/1/2047	4,496,000	3,520,460
Parker-Hannifin Corp 4.5% 9/15/2029	2,000,000	1,983,232
Stanley Black & Decker Inc 4.25% 11/15/2028 (e)	4,000,000	3,954,387
Stanley Black & Decker Inc 5.2% 9/1/2040	7,100,000	6,505,368
Westinghouse Air Brake Technologies Corp 5.5% 5/29/2035	4,000,000	3,994,656
		189,762,170
Passenger Airlines - 0.0%
American Airlines 2016-2 Class AA Pass Through Trust equipment trust certificate 3.2% 12/15/2029	3,482,152	3,380,561
American Airlines 2021-1 Class A Pass Through Trust equipment trust certificate 2.875% 1/11/2036	5,178,063	4,566,872
Southwest Airlines Co 2.625% 2/10/2030 (e)	2,000,000	1,836,863
Southwest Airlines Co 5.125% 6/15/2027	8,833,000	8,867,563
Southwest Airlines Co 5.25% 11/15/2035	1,460,000	1,376,776
United Airlines 2015-1 Class A Pass Through Trust 3.45% 6/1/2029	290,256	284,852
United Airlines 2016-1 Class AA Pass Through Trust equipment trust certificate 3.1% 1/7/2030	6,530,235	6,366,803
United Airlines 2023-1 Class A Pass Through Trust equipment trust certificate 5.8% 7/15/2037	6,928,623	7,047,864
		33,728,154
Professional Services - 0.0%
Leidos Inc 2.3% 2/15/2031	1,300,000	1,147,533
Leidos Inc 4.1% 3/15/2029	6,000,000	5,880,875
Leidos Inc 5% 3/15/2036	6,000,000	5,674,584
Paychex Inc 5.1% 4/15/2030	6,050,000	6,052,300
Paychex Inc 5.6% 4/15/2035 (e)	8,265,000	8,202,713
Verisk Analytics Inc 5.125% 3/15/2036	3,500,000	3,330,713
Verisk Analytics Inc 5.25% 3/15/2035	5,830,000	5,671,210
		35,959,928
Trading Companies & Distributors - 0.1%
Ferguson Enterprises Inc 4.35% 3/15/2031 (e)	4,730,000	4,598,860
GATX Corp 5.45% 9/15/2033 (e)	6,450,000	6,471,323
Sumisho Air Lease Corp 2.2% 1/15/2027	6,863,000	6,804,012
Sumisho Air Lease Corp 3% 2/1/2030	1,900,000	1,768,879
Sumisho Air Lease Corp 3.125% 12/1/2030	9,666,000	8,877,526
Sumisho Air Lease Corp 3.625% 12/1/2027	7,593,000	7,489,643
Sumisho Air Lease Corp 4.85% 3/24/2031 (f)	7,400,000	7,240,735
Sumisho Air Lease Corp 5.2% 7/15/2031	2,600,000	2,575,893
Sumisho Air Lease Corp 5.5% 3/24/2036 (f)	2,300,000	2,242,429
WW Grainger Inc 4.45% 9/15/2034	7,480,000	7,137,356
		55,206,656
TOTAL INDUSTRIALS		1,132,080,776
Information Technology - 1.9%
Communications Equipment - 0.1%
Cisco Systems Inc 4.75% 2/24/2030	7,550,000	7,542,374
Cisco Systems Inc 4.85% 2/26/2029	7,570,000	7,610,640
Cisco Systems Inc 5.05% 2/26/2034 (e)	7,300,000	7,209,689
Cisco Systems Inc 5.1% 2/24/2035 (e)	7,680,000	7,567,181
Cisco Systems Inc 5.3% 2/26/2054	3,650,000	3,280,152
Cisco Systems Inc 5.5% 2/24/2055 (e)	4,110,000	3,822,928
Cisco Systems Inc 5.9% 2/15/2039	9,863,000	10,122,573
Motorola Solutions Inc 5.2% 8/15/2032	14,200,000	14,134,283
Motorola Solutions Inc 5.65% 8/17/2036	3,000,000	2,988,297
		64,278,117
Electronic Equipment, Instruments & Components - 0.1%
Amphenol Corp 3.8% 11/15/2027	8,000,000	7,940,784
Amphenol Corp 4.125% 11/15/2030 (e)	4,000,000	3,874,379
Amphenol Corp 4.625% 2/15/2036 (e)	5,000,000	4,698,653
Amphenol Corp 5.25% 4/5/2034 (e)	5,710,000	5,695,140
Amphenol Corp 5.3% 11/15/2055 (e)	2,600,000	2,354,707
Amphenol Corp 5.375% 11/15/2054 (e)	3,098,000	2,858,355
Corning Inc 3.9% 11/15/2049	4,833,000	3,466,095
Corning Inc 4.75% 3/15/2042	3,972,000	3,510,678
Dell International LLC / EMC Corp 4.9% 10/1/2026 (e)	7,506,000	7,507,387
Dell International LLC / EMC Corp 5.3% 10/1/2029 (e)	19,994,000	20,189,781
Dell International LLC / EMC Corp 8.1% 7/15/2036	8,303,000	9,637,145
Dell International LLC / EMC Corp 8.35% 7/15/2046	9,542,000	11,547,912
Vontier Corp 2.95% 4/1/2031 (e)	4,900,000	4,430,000
		87,711,016
IT Services - 0.1%
CDW LLC / CDW Finance Corp 2.67% 12/1/2026	11,406,000	11,352,842
CDW LLC / CDW Finance Corp 5.1% 3/1/2030	3,300,000	3,260,946
CDW LLC / CDW Finance Corp 5.55% 8/22/2034 (e)	3,740,000	3,625,188
IBM Corporation 1.95% 5/15/2030	11,102,000	9,966,567
IBM Corporation 2.95% 5/15/2050	11,005,000	6,385,418
IBM Corporation 3.5% 5/15/2029 (e)	13,474,000	13,040,336
IBM Corporation 4.25% 5/15/2049	8,612,000	6,295,445
IBM Corporation 4.4% 7/27/2032 (e)	8,100,000	7,742,703
IBM Corporation 4.7% 2/19/2046 (e)	3,932,000	3,182,692
IBM Corporation 4.8% 2/10/2030 (e)	5,380,000	5,358,282
IBM Corporation 4.95% 2/3/2036 (e)	2,200,000	2,080,483
IBM Corporation 5.2% 2/10/2035 (e)	5,720,000	5,587,035
IBM Corporation 5.6% 11/30/2039	6,500,000	6,340,875
IBM Corporation 5.7% 2/10/2055 (e)	5,500,000	4,879,370
IBM Corporation 5.8% 2/3/2056 (e)	1,000,000	899,071
		89,997,253
Semiconductors & Semiconductor Equipment - 0.7%
Advanced Micro Devices Inc 5% 8/17/2031	1,200,000	1,190,689
Advanced Micro Devices Inc 5.5% 8/17/2036 (e)	9,000,000	8,836,868
Analog Devices Inc 2.8% 10/1/2041	11,812,000	8,244,518
Analog Devices Inc 3.5% 12/5/2026	1,700,000	1,697,450
Applied Materials Inc 4.35% 4/1/2047	10,263,000	8,402,183
Broadcom Corp / Broadcom Cayman Finance Ltd 3.5% 1/15/2028	5,561,000	5,476,926
Broadcom Inc 2.45% 2/15/2031	28,182,000	25,040,394
Broadcom Inc 2.6% 2/15/2033	9,400,000	7,882,206
Broadcom Inc 3.187% 11/15/2036 (e)	1,000,000	788,753
Broadcom Inc 3.419% 4/15/2033 (e)	11,000,000	9,645,590
Broadcom Inc 3.469% 4/15/2034	3,391,000	2,908,530
Broadcom Inc 3.75% 2/15/2051 (e)	17,216,000	11,587,752
Broadcom Inc 4.2% 10/15/2030	19,000,000	18,265,585
Broadcom Inc 4.3% 1/15/2031	10,000,000	9,636,328
Broadcom Inc 4.3% 11/15/2032 (e)	9,956,000	9,324,356
Broadcom Inc 4.55% 2/15/2032	8,980,000	8,598,798
Broadcom Inc 4.6% 7/15/2030	11,080,000	10,851,888
Broadcom Inc 4.75% 4/15/2029 (e)	13,584,000	13,550,642
Broadcom Inc 4.8% 10/15/2034	8,980,000	8,403,142
Broadcom Inc 4.8% 2/15/2036 (e)	6,310,000	5,790,460
Broadcom Inc 4.95% 1/15/2036 (e)	5,200,000	4,835,539
Broadcom Inc 5.7% 1/15/2056 (e)	2,000,000	1,801,662
Intel Corp 2% 8/12/2031	7,124,000	6,120,040
Intel Corp 2.45% 11/15/2029 (e)	10,216,000	9,444,542
Intel Corp 2.8% 8/12/2041	10,000,000	6,711,937
Intel Corp 3.05% 8/12/2051	7,124,000	4,194,287
Intel Corp 3.25% 11/15/2049	8,313,000	5,120,018
Intel Corp 3.734% 12/8/2047	2,594,000	1,777,952
Intel Corp 3.9% 3/25/2030	10,668,000	10,256,398
Intel Corp 4% 8/5/2029 (e)	2,000,000	1,951,561
Intel Corp 4.1% 5/11/2047	1,906,000	1,387,043
Intel Corp 4.1% 5/19/2046	5,561,000	4,084,781
Intel Corp 4.15% 8/5/2032 (e)	2,000,000	1,878,441
Intel Corp 4.6% 3/25/2040	2,000,000	1,731,826
Intel Corp 4.65% 6/1/2031	4,600,000	4,487,036
Intel Corp 4.75% 3/25/2050	9,512,000	7,484,011
Intel Corp 4.875% 2/10/2028 (e)	10,180,000	10,199,471
Intel Corp 5.3% 5/15/2036	1,800,000	1,734,926
Intel Corp 5.625% 2/10/2043 (e)	5,000,000	4,644,737
Intel Corp 5.7% 2/10/2053	8,000,000	7,142,264
Intel Corp 5.9% 2/10/2063	1,600,000	1,431,578
Intel Corp 6.125% 5/15/2056	7,300,000	6,884,121
Lam Research Corp 2.875% 6/15/2050	11,648,000	7,142,832
Marvell Technology Inc 2.95% 4/15/2031	2,000,000	1,810,908
Marvell Technology Inc 4.75% 7/15/2030	7,015,000	6,913,215
Marvell Technology Inc 5.3% 4/15/2036	2,300,000	2,216,989
Marvell Technology Inc 5.45% 7/15/2035	1,150,000	1,131,467
Micron Technology Inc 2.703% 4/15/2032	8,400,000	7,405,042
NVIDIA Corp 2% 6/15/2031	20,182,000	17,702,718
NVIDIA Corp 2.85% 4/1/2030	8,603,000	8,042,487
NVIDIA Corp 3.5% 4/1/2050	4,785,000	3,212,314
NVIDIA Corp 4.25% 6/15/2028	4,000,000	3,976,766
NVIDIA Corp 4.35% 6/15/2029	4,000,000	3,958,413
NVIDIA Corp 4.5% 6/15/2031 (e)	10,000,000	9,769,204
NVIDIA Corp 4.75% 6/15/2033	5,000,000	4,841,906
NVIDIA Corp 4.95% 6/15/2036 (e)	11,000,000	10,456,623
NVIDIA Corp 5.55% 6/15/2046 (e)	5,000,000	4,595,876
NVIDIA Corp 5.625% 6/15/2056 (e)	11,000,000	9,875,938
QUALCOMM Inc 1.65% 5/20/2032 (e)	14,000,000	11,696,528
QUALCOMM Inc 4.3% 5/20/2047	8,023,000	6,247,684
QUALCOMM Inc 4.5% 5/20/2030	2,720,000	2,694,589
QUALCOMM Inc 4.8% 5/20/2045	2,000,000	1,707,558
QUALCOMM Inc 5% 5/20/2035 (e)	3,290,000	3,194,087
QUALCOMM Inc 5.4% 5/20/2033 (e)	18,000,000	18,296,493
QUALCOMM Inc 6% 5/20/2053 (e)	1,400,000	1,363,826
Texas Instruments Inc 1.9% 9/15/2031	2,000,000	1,733,168
Texas Instruments Inc 3.65% 8/16/2032 (e)	2,000,000	1,868,755
Texas Instruments Inc 4.15% 5/15/2048 (e)	5,526,000	4,308,825
Texas Instruments Inc 4.5% 5/23/2030	3,810,000	3,765,960
Texas Instruments Inc 4.6% 2/15/2028 (e)	10,000,000	10,004,442
Texas Instruments Inc 5.05% 5/18/2063 (e)	7,000,000	5,896,515
Texas Instruments Inc 5.1% 5/23/2035	3,610,000	3,546,505
		460,804,862
Software - 0.6%
Cadence Design Systems Inc 4.3% 9/10/2029	4,300,000	4,232,780
Cadence Design Systems Inc 4.7% 9/10/2034 (e)	2,470,000	2,370,548
Fortinet Inc 2.2% 3/15/2031	2,000,000	1,763,747
Intuit Inc 5.2% 9/15/2033 (e)	3,200,000	3,158,283
Intuit Inc 5.5% 9/15/2053 (e)	2,950,000	2,559,977
Microsoft Corp 2.525% 6/1/2050	32,153,000	18,101,968
Microsoft Corp 2.675% 6/1/2060	5,334,000	2,773,717
Microsoft Corp 2.921% 3/17/2052	36,922,000	22,158,085
Microsoft Corp 3.041% 3/17/2062	3,278,000	1,845,732
Microsoft Corp 3.45% 8/8/2036	2,307,000	2,011,740
Microsoft Corp 4.2% 11/3/2035	1,700,000	1,602,660
Oracle Corp 2.875% 3/25/2031 (e)	11,675,000	10,221,524
Oracle Corp 2.95% 4/1/2030	12,477,000	11,301,834
Oracle Corp 3.25% 11/15/2027	13,584,000	13,313,051
Oracle Corp 3.6% 4/1/2040	13,600,000	9,426,230
Oracle Corp 3.6% 4/1/2050	12,383,000	7,186,011
Oracle Corp 3.85% 4/1/2060	14,393,000	8,111,124
Oracle Corp 3.85% 7/15/2036	13,797,000	10,955,538
Oracle Corp 3.95% 3/25/2051	10,575,000	6,414,049
Oracle Corp 4% 11/15/2047	13,899,000	8,722,347
Oracle Corp 4% 7/15/2046	7,785,000	4,992,223
Oracle Corp 4.125% 5/15/2045	2,383,000	1,571,812
Oracle Corp 4.2% 9/27/2029	10,770,000	10,352,186
Oracle Corp 4.3% 7/8/2034	3,078,000	2,661,399
Oracle Corp 4.45% 9/26/2030 (e)	10,500,000	9,939,346
Oracle Corp 4.7% 9/27/2034	3,160,000	2,788,000
Oracle Corp 4.9% 2/6/2033	15,000,000	13,814,933
Oracle Corp 4.95% 2/4/2031 (e)	8,500,000	8,144,977
Oracle Corp 5.2% 9/26/2035	16,000,000	14,353,593
Oracle Corp 5.375% 7/15/2040	19,029,000	15,839,751
Oracle Corp 5.375% 9/27/2054	2,780,000	2,034,442
Oracle Corp 5.5% 8/3/2035 (e)	4,000,000	3,668,182
Oracle Corp 5.7% 2/4/2036 (e)	8,500,000	7,859,470
Oracle Corp 5.875% 9/26/2045 (e)	7,000,000	5,772,451
Oracle Corp 5.95% 9/26/2055	6,000,000	4,766,755
Oracle Corp 6% 8/3/2055	8,100,000	6,525,435
Oracle Corp 6.125% 7/8/2039	1,800,000	1,648,100
Oracle Corp 6.55% 2/4/2046	8,500,000	7,594,380
Oracle Corp 6.7% 2/4/2056	19,300,000	16,998,836
Roper Technologies Inc 1.4% 9/15/2027	7,250,000	7,033,329
Roper Technologies Inc 1.75% 2/15/2031 (e)	7,250,000	6,251,471
Roper Technologies Inc 2% 6/30/2030	14,306,000	12,743,210
Roper Technologies Inc 3.8% 12/15/2026	6,752,000	6,736,792
Roper Technologies Inc 5.1% 9/15/2035	2,080,000	1,982,139
Salesforce Inc 1.95% 7/15/2031	10,300,000	8,905,359
Salesforce Inc 2.7% 7/15/2041	12,000,000	7,989,995
Salesforce Inc 4.65% 3/15/2029	5,000,000	4,978,312
Salesforce Inc 4.9% 9/15/2031	10,900,000	10,758,156
Salesforce Inc 5.55% 3/15/2036 (e)	9,600,000	9,424,459
Salesforce Inc 6.55% 3/15/2056	16,000,000	15,612,810
Synopsys Inc 4.65% 4/1/2028 (e)	14,440,000	14,416,569
Synopsys Inc 4.85% 4/1/2030 (e)	3,700,000	3,677,885
Synopsys Inc 5% 4/1/2032 (e)	6,440,000	6,357,884
Synopsys Inc 5.15% 4/1/2035 (e)	7,540,000	7,321,763
Synopsys Inc 5.7% 4/1/2055 (e)	6,840,000	6,332,344
VMware LLC 4.7% 5/15/2030	2,000,000	1,969,451
		422,049,144
Technology Hardware, Storage & Peripherals - 0.3%
Apple Inc 1.2% 2/8/2028	10,000,000	9,562,009
Apple Inc 1.25% 8/20/2030	13,098,000	11,505,245
Apple Inc 1.7% 8/5/2031	7,886,000	6,848,360
Apple Inc 2.375% 2/8/2041	13,368,000	9,200,379
Apple Inc 2.55% 8/20/2060	5,162,000	2,626,510
Apple Inc 2.65% 5/11/2050	4,157,000	2,423,660
Apple Inc 2.85% 8/5/2061	7,887,000	4,278,779
Apple Inc 2.9% 9/12/2027	11,161,000	11,004,232
Apple Inc 2.95% 9/11/2049	21,247,000	13,292,466
Apple Inc 3% 11/13/2027 (e)	7,944,000	7,826,982
Apple Inc 3.2% 5/11/2027	13,008,000	12,924,096
Apple Inc 3.35% 8/8/2032 (e)	7,000,000	6,514,792
Apple Inc 3.75% 11/13/2047 (e)	5,541,000	4,100,157
Apple Inc 3.75% 9/12/2047	4,833,000	3,580,706
Apple Inc 3.85% 5/4/2043	10,327,000	8,229,115
Apple Inc 4% 5/10/2028	3,300,000	3,279,418
Apple Inc 4.25% 2/9/2047	1,986,000	1,603,631
Apple Inc 4.3% 5/10/2033 (e)	3,300,000	3,220,735
Apple Inc 4.375% 5/13/2045	3,725,000	3,107,215
Apple Inc 4.5% 2/23/2036 (e)	7,355,000	7,115,276
Apple Inc 4.65% 2/23/2046	14,788,000	12,774,906
Hewlett Packard Enterprise Co 4.4% 10/15/2030	14,000,000	13,633,462
Hewlett Packard Enterprise Co 4.55% 10/15/2029	4,530,000	4,469,124
Hewlett Packard Enterprise Co 5% 10/15/2034	4,240,000	4,066,254
Hewlett Packard Enterprise Co 5.25% 4/1/2033	5,000,000	4,941,612
Hewlett Packard Enterprise Co 5.6% 10/15/2054 (e)	3,140,000	2,769,108
Hewlett Packard Enterprise Co 6.2% 10/15/2035 (b)(e)	6,390,000	6,691,421
Hewlett Packard Enterprise Co 6.35% 10/15/2045 (b)	1,493,000	1,480,184
HP Inc 4.2% 4/15/2032	6,450,000	6,068,795
HP Inc 5.4% 4/25/2030 (e)	2,700,000	2,719,678
HP Inc 5.5% 1/15/2033 (e)	2,000,000	2,007,671
HP Inc 6% 9/15/2041 (e)	3,192,000	3,131,720
		196,997,698
TOTAL INFORMATION TECHNOLOGY		1,321,838,090
Materials - 0.4%
Chemicals - 0.2%
Air Products and Chemicals Inc 2.05% 5/15/2030	5,220,000	4,722,467
Air Products and Chemicals Inc 2.7% 5/15/2040	4,495,000	3,222,067
Air Products and Chemicals Inc 2.8% 5/15/2050	5,346,000	3,214,865
CF Industries Inc 4.95% 6/1/2043 (e)	5,900,000	5,191,208
Dow Chemical Co/The 2.1% 11/15/2030	6,863,000	6,054,271
Dow Chemical Co/The 3.6% 11/15/2050	7,056,000	4,569,097
Dow Chemical Co/The 4.375% 11/15/2042	3,872,000	3,073,053
Dow Chemical Co/The 4.8% 1/15/2031	600,000	588,561
Dow Chemical Co/The 4.8% 11/30/2028	6,792,000	6,790,257
Dow Chemical Co/The 4.8% 5/15/2049	6,112,000	4,817,129
Dow Chemical Co/The 5.65% 3/15/2036 (e)	4,770,000	4,680,489
Dow Chemical Co/The 6.9% 5/15/2053	600,000	626,366
Dow Chemical Co/The 9.4% 5/15/2039 (e)	2,383,000	3,089,479
Eastman Chemical Co 4.65% 10/15/2044 (e)	2,383,000	1,974,239
Eastman Chemical Co 5% 8/1/2029	3,000,000	3,001,176
Eastman Chemical Co 5.625% 2/20/2034 (e)	3,600,000	3,601,171
Ecolab Inc 1.3% 1/30/2031 (e)	6,356,000	5,440,890
Ecolab Inc 2.7% 11/1/2026	5,243,000	5,230,120
Ecolab Inc 2.75% 8/18/2055	8,768,000	4,971,005
Ecolab Inc 4.8% 6/15/2031 (e)	11,000,000	10,913,339
Linde Inc/CT 3.55% 11/7/2042	1,589,000	1,218,248
LYB International Finance BV 4.875% 3/15/2044	4,647,000	3,823,101
LYB International Finance II BV 3.5% 3/2/2027	19,438,000	19,330,280
LYB International Finance III LLC 3.375% 10/1/2040	7,366,000	5,323,298
LYB International Finance III LLC 3.625% 4/1/2051	7,366,000	4,755,861
LYB International Finance III LLC 5.875% 1/15/2036	1,000,000	992,162
LyondellBasell Industries NV 4.625% 2/26/2055	2,970,000	2,204,594
Mosaic Co/The 5.625% 11/15/2043 (e)	2,979,000	2,747,077
Sherwin-Williams Co/The 2.95% 8/15/2029	2,000,000	1,893,858
Sherwin-Williams Co/The 3.45% 6/1/2027	17,609,000	17,474,638
Sherwin-Williams Co/The 3.8% 8/15/2049 (e)	2,919,000	2,104,318
Sherwin-Williams Co/The 4.5% 6/1/2047	6,776,000	5,503,659
Westlake Corp 3.125% 8/15/2051	6,500,000	3,881,311
Westlake Corp 5% 8/15/2046 (e)	1,589,000	1,340,328
Westlake Corp 5.55% 11/15/2035 (e)	3,770,000	3,669,011
		162,032,993
Construction Materials - 0.1%
Amrize Finance US LLC 4.7% 4/7/2028	15,050,000	15,043,407
CRH America Finance Inc 5.4% 5/21/2034 (e)	4,800,000	4,784,110
CRH America Finance Inc 5.5% 1/9/2035	6,300,000	6,293,559
CRH America Finance Inc 5.6% 2/9/2056 (e)	2,100,000	1,951,248
Martin Marietta Materials Inc 2.4% 7/15/2031	2,000,000	1,762,116
Martin Marietta Materials Inc 3.5% 12/15/2027	2,000,000	1,971,368
Martin Marietta Materials Inc 5.15% 12/1/2034	3,800,000	3,717,859
Martin Marietta Materials Inc 5.2% 1/30/2032	10,000,000	10,001,447
Martin Marietta Materials Inc 5.5% 12/1/2054 (e)	4,400,000	4,011,602
Martin Marietta Materials Inc 6.375% 8/15/2056	3,000,000	3,063,925
Vulcan Materials Co 5.35% 12/1/2034 (e)	7,110,000	7,067,043
		59,667,684
Containers & Packaging - 0.1%
Amcor Flexibles North America Inc 4.25% 3/8/2029	18,500,000	18,230,328
Amcor Flexibles North America Inc 5.125% 3/12/2036 (e)	7,000,000	6,742,037
Amcor Flexibles North America Inc 5.5% 3/17/2035 (e)	1,870,000	1,860,626
Amcor Group Finance PLC 5.45% 5/23/2029	13,600,000	13,780,271
International Paper Co 4.4% 8/15/2047 (e)	6,908,000	5,420,967
International Paper Co 5.15% 5/15/2046	1,438,000	1,250,818
Packaging Corp of America 5.2% 8/15/2035 (e)	5,000,000	4,894,806
WestRock MWV LLC 8.2% 1/15/2030	1,580,000	1,730,783
WRKCo Inc 3% 6/15/2033 (e)	2,000,000	1,738,936
WRKCo Inc 4.2% 6/1/2032 (e)	4,833,000	4,582,582
		60,232,154
Metals & Mining - 0.0%
Freeport-McMoRan Inc 4.625% 8/1/2030	32,382,000	31,839,055
Freeport-McMoRan Inc 5.45% 3/15/2043	1,000,000	939,441
Newmont Corp 5.45% 6/9/2044	5,093,000	4,865,487
Nucor Corp 2.7% 6/1/2030 (e)	3,900,000	3,605,484
Nucor Corp 2.979% 12/15/2055	3,177,000	1,885,435
Nucor Corp 6.4% 12/1/2037	4,833,000	5,171,812
		48,306,714
TOTAL MATERIALS		330,239,545
Real Estate - 1.0%
Diversified REITs - 0.1%
Equinix Europe 2 Financing Corp LLC 4.6% 11/15/2030	3,400,000	3,314,287
Equinix Europe 2 Financing Corp LLC 4.7% 3/15/2033	4,800,000	4,565,431
Equinix Europe 2 Financing Corp LLC 5.5% 6/15/2034	12,510,000	12,340,774
GLP Capital LP / GLP Financing II Inc 5.25% 2/15/2033	5,400,000	5,198,926
GLP Capital LP / GLP Financing II Inc 5.625% 3/1/2036	3,000,000	2,857,682
GLP Capital LP / GLP Financing II Inc 5.625% 9/15/2034	9,020,000	8,760,607
Piedmont Operating Partnership LP 9.25% 7/20/2028 (e)	3,850,000	4,111,215
Safehold GL Holdings LLC 5.65% 1/15/2035 (e)	3,100,000	3,074,382
VICI Properties LP 4.75% 2/15/2028	11,117,000	11,093,304
VICI Properties LP 4.95% 2/15/2030	2,900,000	2,861,512
VICI Properties LP 5.125% 5/15/2032	5,838,000	5,676,831
VICI Properties LP 5.625% 4/1/2035 (e)	4,060,000	3,972,210
VICI Properties LP 5.75% 10/15/2036	2,000,000	1,944,188
VICI Properties LP 6.125% 4/1/2054 (e)	3,000,000	2,815,581
WP Carey Inc 2.45% 2/1/2032	2,000,000	1,727,834
		74,314,764
Health Care REITs - 0.1%
Alexandria Real Estate Equities Inc 2% 5/18/2032	7,371,000	6,122,436
Alexandria Real Estate Equities Inc 4.85% 4/15/2049	9,154,000	7,388,655
Alexandria Real Estate Equities Inc 5.25% 3/15/2036 (e)	4,000,000	3,810,565
Healthpeak OP LLC 3% 1/15/2030 (e)	9,937,000	9,307,406
Healthpeak OP LLC 4.75% 1/15/2033 (e)	1,750,000	1,686,223
Healthpeak OP LLC 5.25% 12/15/2032	3,000,000	2,968,503
Healthpeak OP LLC 5.375% 2/15/2035	800,000	787,432
Omega Healthcare Investors Inc 3.375% 2/1/2031	3,093,000	2,840,168
Omega Healthcare Investors Inc 4.5% 4/1/2027	7,547,000	7,540,310
Omega Healthcare Investors Inc 5.2% 7/1/2030	4,100,000	4,071,559
Ventas Realty LP 3.25% 10/15/2026	2,780,000	2,776,697
Ventas Realty LP 3.85% 4/1/2027	7,547,000	7,519,745
Ventas Realty LP 4% 3/1/2028	17,202,000	17,008,410
Ventas Realty LP 4.375% 2/1/2045	2,383,000	1,937,103
Ventas Realty LP 4.875% 4/15/2049	2,262,000	1,899,149
Welltower OP LLC 4.95% 9/1/2048 (e)	7,944,000	7,005,523
Welltower OP LLC 6.5% 3/15/2041	1,100,000	1,177,477
		85,847,361
Industrial REITs - 0.1%
Prologis LP 1.625% 3/15/2031	11,425,000	9,852,133
Prologis LP 1.75% 2/1/2031	23,383,000	20,345,473
Prologis LP 2.125% 4/15/2027 (e)	9,502,000	9,379,980
Prologis LP 3.25% 10/1/2026	3,701,000	3,698,725
Prologis LP 4.875% 6/15/2028 (e)	2,700,000	2,713,836
Prologis LP 4.9% 6/15/2036	2,000,000	1,904,364
Prologis LP 5.25% 3/15/2054 (e)	4,520,000	4,066,647
Prologis LP 5.25% 6/15/2053 (e)	3,300,000	2,979,693
		54,940,851
Office REITs - 0.0%
Boston Properties LP 2.55% 4/1/2032	1,100,000	949,237
Boston Properties LP 2.75% 10/1/2026	5,561,000	5,554,102
Boston Properties LP 2.9% 3/15/2030	1,400,000	1,297,719
Boston Properties LP 3.25% 1/30/2031 (e)	15,176,000	13,985,702
Boston Properties LP 3.4% 6/21/2029 (e)	2,300,000	2,205,669
COPT Defense Properties LP 2.75% 4/15/2031	4,000,000	3,587,599
Highwoods Realty LP 2.6% 2/1/2031	1,000,000	887,376
Highwoods Realty LP 7.65% 2/1/2034	2,800,000	3,073,102
Kilroy Realty LP 2.5% 11/15/2032	2,100,000	1,725,256
Kilroy Realty LP 2.65% 11/15/2033	1,700,000	1,359,829
Kilroy Realty LP 5.875% 10/15/2035 (e)	2,018,000	1,949,656
		36,575,247
Real Estate Management & Development - 0.1%
Americold Realty Operating Partnership LP 5.6% 5/15/2032 (e)	3,150,000	3,131,442
CBRE Services Inc 4.8% 6/15/2030	3,230,000	3,193,656
CBRE Services Inc 5.25% 6/1/2036	6,000,000	5,780,724
CBRE Services Inc 5.95% 8/15/2034	4,070,000	4,146,562
Digital Realty Trust LP 3.7% 8/15/2027	8,356,000	8,293,902
Digital Realty Trust LP 4.45% 7/15/2028	2,000,000	1,986,209
Essex Portfolio LP 1.65% 1/15/2031	2,000,000	1,726,427
Essex Portfolio LP 1.7% 3/1/2028	2,000,000	1,911,682
Essex Portfolio LP 2.55% 6/15/2031	2,000,000	1,776,747
Essex Portfolio LP 3% 1/15/2030	1,477,000	1,383,810
Essex Portfolio LP 4% 3/1/2029	4,833,000	4,732,789
Essex Portfolio LP 5.375% 4/1/2035 (e)	5,220,000	5,188,944
Extra Space Storage LP 4.95% 1/15/2033 (e)	1,500,000	1,460,721
Extra Space Storage LP 5.35% 1/15/2035	9,180,000	9,061,856
Extra Space Storage LP 5.4% 6/15/2035	1,030,000	1,015,193
Mid-America Apartments LP 1.1% 9/15/2026	2,000,000	1,997,785
Mid-America Apartments LP 3.95% 3/15/2029	5,510,000	5,394,199
Mid-America Apartments LP 4.95% 3/1/2035	3,400,000	3,289,844
Tanger Properties LP 3.875% 7/15/2027	4,925,000	4,893,747
		70,366,239
Residential REITs - 0.1%
American Homes 4 Rent LP 4.25% 2/15/2028	7,636,000	7,570,634
American Homes 4 Rent LP 5.5% 7/15/2034	3,900,000	3,866,359
Camden Property Trust 4.1% 10/15/2028 (e)	2,000,000	1,977,660
ERP Operating LP 1.85% 8/1/2031 (e)	14,500,000	12,539,296
ERP Operating LP 2.05% 1/15/2032 (e)	2,000,000	1,722,883
ERP Operating LP 2.3% 3/1/2030	4,833,000	4,424,937
ERP Operating LP 3.25% 8/1/2027	10,314,000	10,209,219
ERP Operating LP 4.65% 9/15/2034	2,300,000	2,188,577
ERP Operating LP 4.95% 6/15/2032	2,360,000	2,333,862
ERP Operating LP 5% 2/15/2033	3,800,000	3,758,397
Invitation Homes Operating Partnership LP 4.15% 4/15/2032	6,186,000	5,806,359
Invitation Homes Operating Partnership LP 4.875% 2/1/2035 (e)	700,000	662,329
Invitation Homes Operating Partnership LP 4.95% 1/15/2033	2,300,000	2,232,209
UDR Inc 2.1% 6/15/2033	12,929,000	10,520,901
		69,813,622
Retail REITs - 0.3%
Agree LP 5.625% 6/15/2034	4,500,000	4,522,890
Brixmor Operating Partnership LP 3.9% 3/15/2027	4,480,000	4,468,584
Brixmor Operating Partnership LP 4.05% 7/1/2030	4,868,000	4,677,319
Brixmor Operating Partnership LP 4.125% 5/15/2029	5,363,000	5,251,498
Brixmor Operating Partnership LP 4.85% 2/15/2033	1,000,000	966,677
Kimco Realty OP LLC 1.9% 3/1/2028	8,216,000	7,892,970
Kimco Realty OP LLC 3.8% 4/1/2027	3,177,000	3,167,736
Kimco Realty OP LLC 4.125% 12/1/2046	7,944,000	6,241,489
Kimco Realty OP LLC 4.45% 9/1/2047	4,114,000	3,363,737
Kite Realty Group LP 5.2% 8/15/2032 (e)	3,300,000	3,268,887
NNN REIT Inc 3% 4/15/2052	6,766,000	4,074,325
Phillips Edison Grocery Center Operating Partnership I LP 4.75% 3/15/2033	2,500,000	2,396,272
Phillips Edison Grocery Center Operating Partnership I LP 5.25% 8/15/2032 (e)	4,280,000	4,252,077
Realty Income Corp 3.4% 1/15/2030	2,000,000	1,903,500
Realty Income Corp 3.95% 8/15/2027	6,200,000	6,177,459
Realty Income Corp 4.5% 2/1/2033	8,000,000	7,642,957
Realty Income Corp 4.7% 12/15/2028	4,500,000	4,495,407
Realty Income Corp 4.75% 4/15/2033	14,000,000	13,571,946
Realty Income Corp 4.85% 3/15/2030	15,000,000	14,969,125
Realty Income Corp 4.9% 7/15/2033 (e)	6,450,000	6,287,564
Regency Centers LP 4.5% 3/15/2033	5,000,000	4,777,477
Regency Centers LP 5% 7/15/2032	7,500,000	7,424,416
Simon Property Group LP 2.2% 2/1/2031 (e)	21,169,000	18,836,251
Simon Property Group LP 3.25% 9/13/2049	9,260,000	6,060,212
Simon Property Group LP 3.375% 12/1/2027	17,551,000	17,313,223
Simon Property Group LP 4.3% 1/15/2031 (e)	5,000,000	4,858,641
Simon Property Group LP 4.75% 9/26/2034 (e)	3,730,000	3,563,616
Simon Property Group LP 5.125% 10/1/2035 (e)	4,600,000	4,489,368
		176,915,623
Specialized REITs - 0.2%
American Tower Corp 2.1% 6/15/2030	12,189,000	10,929,104
American Tower Corp 3.1% 6/15/2050	4,456,000	2,761,054
American Tower Corp 3.55% 7/15/2027 (e)	6,792,000	6,734,344
American Tower Corp 3.7% 10/15/2049	4,833,000	3,366,228
American Tower Corp 4.7% 12/15/2032 (e)	7,500,000	7,238,951
American Tower Corp 4.9% 3/15/2030	11,264,000	11,207,195
Crown Castle Inc 2.25% 1/15/2031	5,771,000	5,083,359
Crown Castle Inc 3.25% 1/15/2051	5,220,000	3,267,889
Crown Castle Inc 5.1% 5/1/2033	12,860,000	12,499,832
EPR Properties 4.5% 6/1/2027	2,000,000	1,997,761
EPR Properties 4.95% 4/15/2028	4,000,000	3,992,559
Equinix Inc 3.9% 4/15/2032	6,400,000	5,929,326
Equinix Inc 5.8% 8/15/2036	3,000,000	2,962,994
Public Storage Operating Co 4.375% 7/1/2030 (e)	3,780,000	3,718,914
Public Storage Operating Co 5% 12/15/2035	4,875,000	4,726,570
Public Storage Operating Co 5% 7/1/2035 (e)	7,040,000	6,843,847
Public Storage Operating Co 5.15% 8/15/2036	2,000,000	1,944,262
Weyerhaeuser Co 4% 4/15/2030	12,223,000	11,794,506
		106,998,695
TOTAL REAL ESTATE		675,772,402
Utilities - 2.6%
Electric Utilities - 2.0%
AEP Texas Inc 2.1% 7/1/2030	3,020,000	2,713,640
AEP Texas Inc 3.8% 10/1/2047 (e)	3,383,000	2,419,032
AEP Texas Inc 3.95% 6/1/2028	10,450,000	10,296,292
AEP Texas Inc 4.7% 5/15/2032 (e)	4,000,000	3,878,284
AEP Texas Inc 5.85% 10/15/2055 (e)	1,800,000	1,684,109
AEP Transmission Co LLC 2.75% 8/15/2051	5,703,000	3,312,023
AEP Transmission Co LLC 4% 12/1/2046	3,000,000	2,309,673
AEP Transmission Co LLC 5.25% 6/1/2036 (e)	4,500,000	4,414,605
AEP Transmission Co LLC 5.4% 3/15/2053 (e)	3,440,000	3,134,794
Alabama Power Co 1.45% 9/15/2030	14,500,000	12,678,192
Alabama Power Co 3.7% 12/1/2047	4,679,000	3,366,018
Alabama Power Co 3.75% 3/1/2045	795,000	595,263
Alabama Power Co 4.15% 8/15/2044	3,694,000	2,952,498
Alabama Power Co 4.3% 7/15/2048	4,671,000	3,677,419
Alabama Power Co 5.2% 6/1/2041	3,058,000	2,847,564
American Electric Power Co Inc 3.25% 3/1/2050	2,494,000	1,597,016
American Electric Power Co Inc 4.3% 12/1/2028	13,893,000	13,745,113
American Electric Power Co Inc 5.8% 3/15/2056 (b)	8,220,000	8,073,204
American Electric Power Co Inc 6.95% 12/15/2054 (b)	3,300,000	3,465,657
Appalachian Power Co 4.45% 6/1/2045	4,766,000	3,822,022
Appalachian Power Co 4.5% 3/1/2049	7,259,000	5,738,038
Arizona Public Service Co 2.95% 9/15/2027	5,861,000	5,773,549
Arizona Public Service Co 5.1% 3/15/2036 (e)	8,000,000	7,691,501
Arizona Public Service Co 5.55% 8/1/2033	8,900,000	8,957,091
Arizona Public Service Co 5.9% 8/15/2055 (e)	3,000,000	2,855,971
Arizona Public Service Co 6.35% 12/15/2032	4,000,000	4,190,296
Baltimore Gas and Electric Co 2.25% 6/15/2031	2,000,000	1,764,361
Baltimore Gas and Electric Co 2.9% 6/15/2050	6,360,000	3,811,001
Baltimore Gas and Electric Co 3.5% 8/15/2046	1,986,000	1,394,432
Baltimore Gas and Electric Co 5.4% 6/1/2053	2,300,000	2,071,603
Baltimore Gas and Electric Co 6.05% 6/1/2056	3,000,000	2,941,230
CenterPoint Energy Houston Electric LLC 3.35% 4/1/2051	9,077,000	6,009,345
CenterPoint Energy Houston Electric LLC 3.55% 8/1/2042	1,509,000	1,154,571
CenterPoint Energy Houston Electric LLC 4.8% 3/15/2030	3,350,000	3,337,361
CenterPoint Energy Houston Electric LLC 4.85% 4/1/2036	5,000,000	4,768,857
CenterPoint Energy Houston Electric LLC 4.95% 4/1/2033	4,500,000	4,413,430
Commonwealth Edison Co 3.2% 11/15/2049	13,533,000	8,738,864
Commonwealth Edison Co 3.65% 6/15/2046	2,272,000	1,643,226
Commonwealth Edison Co 3.7% 3/1/2045	2,462,000	1,828,134
Commonwealth Edison Co 3.75% 8/15/2047	4,885,000	3,540,653
Commonwealth Edison Co 4% 3/1/2048	5,426,000	4,061,493
Commonwealth Edison Co 4% 3/1/2049	4,762,000	3,565,033
Connecticut Light and Power Co/The 5.25% 1/15/2053	4,200,000	3,760,056
Consolidated Edison Co of New York Inc 3.875% 6/15/2047	2,272,000	1,673,551
Consolidated Edison Co of New York Inc 4.45% 3/15/2044 (e)	6,356,000	5,273,445
Consolidated Edison Co of New York Inc 4.5% 5/15/2058	7,530,000	5,776,662
Consolidated Edison Co of New York Inc 4.65% 12/1/2048	8,317,000	6,823,028
Consolidated Edison Co of New York Inc 5.2% 3/1/2033 (e)	30,000,000	30,003,657
Consolidated Edison Co of New York Inc 5.5% 12/1/2039	1,986,000	1,935,116
Consolidated Edison Co of New York Inc 5.5% 3/15/2055	3,900,000	3,542,736
Consolidated Edison Co of New York Inc 5.75% 11/15/2055 (e)	3,300,000	3,100,191
Consolidated Edison Co of New York Inc 5.875% 6/15/2056	4,480,000	4,269,539
Dayton Power & Light Co/The 3.95% 6/15/2049	1,400,000	1,013,034
Dominion Energy South Carolina Inc 5.3% 1/15/2035	12,850,000	12,754,595
Dominion Energy South Carolina Inc 6.25% 10/15/2053	2,000,000	2,042,822
DTE Electric Co 1.9% 4/1/2028	7,800,000	7,488,857
DTE Electric Co 3.95% 3/1/2049	2,900,000	2,158,331
DTE Electric Co 4.85% 3/1/2036	7,000,000	6,667,046
DTE Electric Co 5.2% 3/1/2034	5,700,000	5,681,087
DTE Electric Co 5.25% 5/15/2035	2,000,000	1,978,227
DTE Electric Co 5.4% 4/1/2053	4,690,000	4,305,718
DTE Electric Co 5.85% 5/15/2055	2,200,000	2,127,097
Duke Energy Carolinas LLC 2.85% 3/15/2032	2,417,000	2,155,697
Duke Energy Carolinas LLC 2.95% 12/1/2026	4,766,000	4,750,601
Duke Energy Carolinas LLC 3.2% 8/15/2049	6,345,000	4,120,905
Duke Energy Carolinas LLC 3.75% 6/1/2045	1,589,000	1,183,687
Duke Energy Carolinas LLC 3.875% 3/15/2046	3,097,000	2,324,174
Duke Energy Carolinas LLC 4% 9/30/2042	2,979,000	2,392,656
Duke Energy Carolinas LLC 4.95% 1/15/2033	8,000,000	7,916,910
Duke Energy Carolinas LLC 5.4% 1/15/2054 (e)	4,800,000	4,371,550
Duke Energy Carolinas LLC 5.75% 6/15/2056	2,100,000	1,995,403
Duke Energy Carolinas LLC 6% 1/15/2038	1,800,000	1,854,818
Duke Energy Corp 2.45% 6/1/2030	5,220,000	4,758,724
Duke Energy Corp 2.65% 9/1/2026	10,605,000	10,605,000
Duke Energy Corp 3.75% 9/1/2046	7,253,000	5,197,859
Duke Energy Corp 4.2% 6/15/2049	7,520,000	5,619,410
Duke Energy Corp 4.5% 8/15/2032 (e)	1,000,000	963,622
Duke Energy Corp 4.8% 12/15/2045	2,216,000	1,877,467
Duke Energy Corp 4.95% 9/15/2035 (e)	5,400,000	5,158,719
Duke Energy Corp 5% 8/15/2052 (e)	1,600,000	1,326,300
Duke Energy Corp 5.45% 6/15/2034	8,340,000	8,339,354
Duke Energy Corp 5.7% 9/15/2055 (e)	2,700,000	2,474,936
Duke Energy Corp 6.45% 9/1/2054 (b)	3,500,000	3,570,228
Duke Energy Florida LLC 3.4% 10/1/2046	1,986,000	1,384,918
Duke Energy Florida LLC 4.2% 12/1/2030	4,000,000	3,892,055
Duke Energy Florida LLC 4.85% 12/1/2035	5,000,000	4,786,067
Duke Energy Florida LLC 6.2% 11/15/2053 (e)	4,060,000	4,123,912
Duke Energy Indiana LLC 4.95% 3/15/2036	3,494,000	3,352,011
Duke Energy Indiana LLC 5.9% 5/15/2055	4,850,000	4,710,639
Duke Energy Ohio Inc 4.3% 2/1/2049	21,562,000	16,698,933
Duke Energy Progress LLC 3.4% 4/1/2032 (e)	9,666,000	8,887,970
Duke Energy Progress LLC 4.15% 12/1/2044	1,430,000	1,135,222
Duke Energy Progress LLC 4.375% 3/30/2044	1,589,000	1,308,060
Duke Energy Progress LLC 5.05% 3/15/2035	5,000,000	4,880,815
Duke Energy Progress LLC 5.35% 3/15/2053	7,000,000	6,290,232
Duke Energy Progress LLC 5.55% 3/15/2055	2,000,000	1,846,392
Edison International 4.125% 3/15/2028	2,000,000	1,963,289
Edison International 5.45% 6/15/2029	8,400,000	8,395,281
Edison International 5.75% 6/15/2027	897,000	898,875
Entergy Arkansas LLC 4.95% 1/15/2036	7,000,000	6,708,471
Entergy Arkansas LLC 5.15% 1/15/2033	3,100,000	3,085,346
Entergy Arkansas LLC 5.3% 9/15/2033	5,730,000	5,730,525
Entergy Corp 2.95% 9/1/2026	3,734,000	3,734,001
Entergy Corp 3.75% 6/15/2050 (e)	3,287,000	2,290,315
Entergy Corp 7.125% 12/1/2054 (b)	3,300,000	3,392,634
Entergy Louisiana LLC 2.35% 6/15/2032	18,700,000	16,099,170
Entergy Louisiana LLC 3.12% 9/1/2027	1,600,000	1,583,980
Entergy Louisiana LLC 4.2% 9/1/2048	2,526,000	1,932,124
Entergy Louisiana LLC 5.8% 3/15/2055	4,170,000	3,949,945
Entergy Mississippi LLC 5.8% 4/15/2055	1,400,000	1,326,760
Entergy Mississippi LLC 5.85% 6/1/2054	3,120,000	2,963,755
Entergy Tex Inc 3.55% 9/30/2049	3,211,000	2,191,975
Entergy Tex Inc 4% 3/30/2029	14,040,000	13,769,156
Entergy Tex Inc 5.25% 4/15/2035	3,170,000	3,114,851
Evergy Inc 6.65% 6/1/2055 (b)	1,650,000	1,660,830
Evergy Kansas Central Inc 5.25% 3/15/2035	10,640,000	10,437,784
Evergy Metro Inc 5.125% 8/15/2035	1,600,000	1,552,465
Eversource Energy 2.55% 3/15/2031	12,735,000	11,391,513
Eversource Energy 3.45% 1/15/2050	3,548,000	2,349,189
Exelon Corp 4.05% 4/15/2030 (e)	2,000,000	1,936,302
Exelon Corp 4.95% 3/15/2036	3,000,000	2,840,905
Exelon Corp 5.1% 6/15/2045	874,000	764,867
Exelon Corp 5.3% 3/15/2033	12,280,000	12,235,332
Exelon Corp 5.875% 3/15/2055 (e)	8,930,000	8,446,950
FirstEnergy Corp 2.25% 9/1/2030	10,730,000	9,585,106
FirstEnergy Corp 3.4% 3/1/2050	2,900,000	1,882,013
FirstEnergy Corp 3.9% 7/15/2027 (g)	6,752,000	6,716,715
FirstEnergy Corp 4.85% 7/15/2047 (g)	3,732,000	3,083,115
Florida Power & Light Co 2.45% 2/3/2032 (e)	2,000,000	1,760,028
Florida Power & Light Co 3.15% 10/1/2049	5,556,000	3,575,127
Florida Power & Light Co 3.8% 12/15/2042	8,900,000	6,969,942
Florida Power & Light Co 4.05% 10/1/2044	4,304,000	3,382,474
Florida Power & Light Co 4.125% 6/1/2048 (e)	9,771,000	7,481,092
Florida Power & Light Co 5.1% 4/1/2033	7,400,000	7,359,185
Florida Power & Light Co 5.3% 6/15/2034 (e)	9,012,000	9,022,188
Florida Power & Light Co 5.6% 2/15/2066	2,600,000	2,371,561
Florida Power & Light Co 5.7% 3/15/2055 (e)	1,400,000	1,327,640
Florida Power & Light Co 5.75% 6/1/2056 (e)	6,000,000	5,754,269
Georgia Power Co 3.25% 3/30/2027	6,781,000	6,740,141
Georgia Power Co 4.65% 5/16/2028	4,830,000	4,834,374
Georgia Power Co 4.7% 5/15/2032 (e)	4,000,000	3,927,515
Georgia Power Co 4.95% 5/17/2033 (e)	10,160,000	10,023,271
Georgia Power Co 5.2% 3/15/2035	7,030,000	6,951,740
Georgia Power Co 5.25% 3/15/2034	5,700,000	5,678,444
Georgia Power Co 5.5% 10/1/2055 (e)	2,000,000	1,837,089
Indiana Michigan Power Co 3.25% 5/1/2051	3,867,000	2,457,445
Indiana Michigan Power Co 5.6% 3/15/2056 (e)	4,000,000	3,712,402
Interstate Power and Light Co 2.3% 6/1/2030	11,051,000	10,030,152
Interstate Power and Light Co 5.7% 10/15/2033	5,100,000	5,185,871
IPALCO Enterprises Inc 5.75% 4/1/2034	4,000,000	3,900,938
ITC Holdings Corp 3.35% 11/15/2027	2,000,000	1,969,056
Jersey Central Power & Light Co 4.4% 1/15/2031	1,000,000	971,466
Jersey Central Power & Light Co 5.1% 1/15/2035 (e)	2,960,000	2,894,500
Kentucky Utilities Co 5.85% 8/15/2055	3,470,000	3,331,176
Louisville Gas and Electric Co 5.85% 8/15/2055	1,970,000	1,890,854
MidAmerican Energy Co 3.15% 4/15/2050	7,100,000	4,543,190
Nevada Power Co 3.125% 8/1/2050	5,300,000	3,364,970
NextEra Energy Capital Holdings Inc 1.875% 1/15/2027	13,726,000	13,602,993
NextEra Energy Capital Holdings Inc 1.9% 6/15/2028	9,666,000	9,206,612
NextEra Energy Capital Holdings Inc 2.44% 1/15/2032	13,630,000	11,856,076
NextEra Energy Capital Holdings Inc 5% 7/15/2032 (e)	8,800,000	8,700,895
NextEra Energy Capital Holdings Inc 5.05% 2/28/2033	9,100,000	8,961,870
NextEra Energy Capital Holdings Inc 5.85% 3/1/2056	3,350,000	3,124,404
NextEra Energy Capital Holdings Inc 5.9% 3/15/2055 (e)	4,320,000	4,056,969
NextEra Energy Capital Holdings Inc 6.2% 10/1/2056 (b)	2,000,000	1,949,124
NextEra Energy Capital Holdings Inc 6.375% 8/15/2055 (b)(e)	1,000,000	1,005,413
NextEra Energy Capital Holdings Inc 6.75% 6/15/2054 (b)(e)	7,350,000	7,522,027
Northern States Power Co/MN 2.6% 6/1/2051	6,500,000	3,766,196
Northern States Power Co/MN 2.9% 3/1/2050	9,483,000	5,938,789
Northern States Power Co/MN 3.4% 8/15/2042	1,589,000	1,191,407
Northern States Power Co/MN 4.85% 5/15/2036	5,500,000	5,259,835
Northern States Power Co/MN 5.05% 5/15/2035	4,450,000	4,355,209
Northern States Power Co/MN 5.55% 5/15/2056 (e)	2,300,000	2,129,507
NSTAR Electric Co 3.2% 5/15/2027 (e)	6,076,000	6,026,034
NSTAR Electric Co 4.95% 9/15/2052	3,710,000	3,159,881
NSTAR Electric Co 5.2% 3/1/2035	9,050,000	8,916,404
Oglethorpe Power Corp 4.5% 4/1/2047	2,500,000	1,990,031
Oglethorpe Power Corp 5.05% 10/1/2048	2,000,000	1,719,871
Oglethorpe Power Corp 5.8% 6/1/2054	4,250,000	3,963,902
Oncor Electric Delivery Co LLC 3.1% 9/15/2049	15,204,000	9,546,522
Oncor Electric Delivery Co LLC 3.8% 9/30/2047	7,733,000	5,671,141
Oncor Electric Delivery Co LLC 4.5% 3/15/2031 (f)	2,100,000	2,049,460
Oncor Electric Delivery Co LLC 5.35% 4/1/2035	7,960,000	7,926,373
Pacific Gas and Electric Co 3.25% 6/1/2031	4,833,000	4,423,198
Pacific Gas and Electric Co 4.2% 3/1/2029	1,000,000	980,035
Pacific Gas and Electric Co 4.2% 6/1/2041	24,166,000	19,008,626
Pacific Gas and Electric Co 4.55% 7/1/2030	30,062,414	29,303,260
Pacific Gas and Electric Co 4.75% 2/15/2044 (e)	967,000	785,422
Pacific Gas and Electric Co 6% 5/1/2056	4,000,000	3,647,217
Pacific Gas and Electric Co 6% 8/15/2035	6,250,000	6,292,031
Pacific Gas and Electric Co 6.15% 3/1/2055 (e)	6,700,000	6,221,207
Pacific Gas and Electric Co 6.3% 8/15/2056 (e)	3,500,000	3,325,482
Pacific Gas and Electric Co 6.4% 6/15/2033	15,000,000	15,553,898
Pacific Gas and Electric Co 6.7% 4/1/2053	5,910,000	5,882,962
Pacific Gas and Electric Co 6.75% 1/15/2053	3,000,000	2,998,415
PacifiCorp 4.125% 1/15/2049	10,692,000	7,777,617
PacifiCorp 4.15% 2/15/2050	2,900,000	2,104,142
PacifiCorp 4.65% 4/15/2029	6,000,000	5,956,005
PacifiCorp 5.45% 2/15/2034	8,250,000	8,174,058
PacifiCorp 5.8% 1/15/2055 (e)	2,000,000	1,816,423
PacifiCorp 5.8% 4/15/2036	4,200,000	4,188,230
PacifiCorp 6% 1/15/2039 (e)	4,919,000	4,875,344
PECO Energy Co 4.875% 9/15/2035 (e)	6,700,000	6,468,868
PECO Energy Co 5.65% 9/15/2055	7,900,000	7,420,802
PG&E Wildfire Recovery Funding LLC 5.081% 6/1/2043	1,000,000	943,579
PG&E Wildfire Recovery Funding LLC 5.099% 6/1/2054	5,100,000	4,484,976
PG&E Wildfire Recovery Funding LLC 5.212% 12/1/2049	11,120,000	10,207,989
Potomac Electric Power Co 6.5% 11/15/2037	3,024,000	3,235,913
PPL Electric Utilities Corp 3% 10/1/2049	10,557,000	6,633,301
PPL Electric Utilities Corp 4.15% 10/1/2045	2,780,000	2,196,961
Progress Energy Inc 6% 12/1/2039	4,131,000	4,163,633
Public Service Co of Colorado 3.8% 6/15/2047	3,678,000	2,691,373
Public Service Co of Colorado 4.1% 6/1/2032	2,000,000	1,902,406
Public Service Co of Colorado 4.1% 6/15/2048 (e)	2,000,000	1,528,784
Public Service Co of Colorado 4.15% 3/13/2029	10,000,000	9,845,710
Public Service Co of Colorado 5.05% 6/15/2036 (e)	1,600,000	1,536,853
Public Service Co of Colorado 5.35% 5/15/2034	2,800,000	2,783,377
Public Service Co of Colorado 5.85% 5/15/2055 (e)	6,370,000	6,094,051
Public Service Co of Colorado 6.25% 9/1/2037	2,000,000	2,082,153
Public Service Co of Oklahoma 5.2% 1/15/2035	5,540,000	5,391,154
Public Service Co of Oklahoma 5.4% 2/15/2034 (e)	1,500,000	1,494,068
Public Service Co of Oklahoma 6.3% 8/15/2056	1,600,000	1,589,936
Public Service Electric and Gas Co 2.45% 1/15/2030	8,071,000	7,466,256
Public Service Electric and Gas Co 3.15% 1/1/2050	9,135,000	5,867,669
Public Service Electric and Gas Co 3.65% 9/1/2042	2,244,000	1,732,705
Public Service Electric and Gas Co 4% 6/1/2044 (e)	3,972,000	3,053,699
Public Service Electric and Gas Co 4.2% 1/1/2031	2,000,000	1,938,999
Public Service Electric and Gas Co 4.9% 8/15/2035 (e)	4,260,000	4,131,886
Public Service Electric and Gas Co 5.2% 8/1/2033	3,300,000	3,305,182
Public Service Electric and Gas Co 5.3% 8/1/2054	2,870,000	2,585,342
Public Service Electric and Gas Co 5.5% 3/1/2055	1,000,000	923,705
Public Service Electric and Gas Co 5.625% 1/1/2056	1,000,000	941,694
Puget Sound Energy Inc 4.3% 5/20/2045	5,092,000	4,076,571
Puget Sound Energy Inc 5.598% 9/15/2055 (e)	4,400,000	4,052,166
SCE Recovery Funding LLC 5.388% 12/15/2045	13,200,000	13,236,531
Southern California Edison Co 2.25% 6/1/2030	7,198,000	6,470,782
Southern California Edison Co 2.95% 2/1/2051	15,950,000	9,081,055
Southern California Edison Co 4% 4/1/2047	7,944,000	5,641,990
Southern California Edison Co 4.125% 3/1/2048	5,606,000	4,019,119
Southern California Edison Co 4.875% 3/1/2049	8,000,000	6,364,633
Southern California Edison Co 5.15% 6/1/2029	3,850,000	3,849,516
Southern California Edison Co 5.7% 3/1/2053	3,300,000	2,913,873
Southern California Edison Co 5.85% 11/1/2027 (e)	9,900,000	10,014,941
Southern Co/The 3.7% 4/30/2030 (e)	10,000,000	9,568,599
Southern Co/The 4.4% 7/1/2046 (e)	6,834,000	5,509,808
Southern Co/The 4.85% 3/15/2035	3,410,000	3,248,955
Southern Co/The 6.375% 3/15/2055 (b)	7,650,000	7,690,239
Southwestern Electric Power Co 5.2% 4/1/2036	3,000,000	2,896,732
Southwestern Electric Power Co 5.3% 4/1/2033	5,310,000	5,270,977
Southwestern Electric Power Co 5.9% 4/1/2056	2,600,000	2,441,760
Southwestern Public Service Co 5.3% 8/15/2036	5,700,000	5,558,223
Southwestern Public Service Co 5.875% 8/15/2056	4,200,000	4,005,520
Tampa Electric Co 4.45% 6/15/2049	9,306,000	7,427,156
Tampa Electric Co 6.15% 5/15/2037 (e)	4,972,000	5,166,290
Tucson Electric Power Co 5.2% 9/15/2034	6,200,000	6,126,199
Union Electric Co 3.9% 9/15/2042	2,940,000	2,325,049
Union Electric Co 4.8% 3/15/2036 (e)	5,300,000	5,031,480
Union Electric Co 5.45% 3/15/2053 (e)	7,400,000	6,781,673
Virginia Electric and Power Co 3.3% 12/1/2049	5,800,000	3,766,914
Virginia Electric and Power Co 3.8% 4/1/2028	11,844,000	11,684,234
Virginia Electric and Power Co 3.8% 9/15/2047	6,522,000	4,741,472
Virginia Electric and Power Co 4.2% 5/15/2045	8,383,000	6,590,476
Virginia Electric and Power Co 4.45% 2/15/2044	2,185,000	1,811,309
Virginia Electric and Power Co 4.6% 12/1/2048	5,624,000	4,576,887
Virginia Electric and Power Co 4.9% 9/15/2035	9,000,000	8,587,607
Virginia Electric and Power Co 4.95% 3/15/2036	3,370,000	3,205,243
Virginia Electric and Power Co 5.05% 8/15/2034	2,170,000	2,117,022
Virginia Electric and Power Co 5.6% 9/15/2055	620,000	570,706
Virginia Electric and Power Co 5.7% 3/15/2056 (e)	3,000,000	2,798,827
Virginia Electric and Power Co 6% 5/15/2037	1,589,000	1,623,668
Wisconsin Electric Power Co 4.25% 6/1/2044	3,734,000	2,979,500
Wisconsin Electric Power Co 5.1% 6/15/2036 (e)	5,800,000	5,646,317
Wisconsin Electric Power Co 5.65% 3/15/2056	1,100,000	1,046,390
Wisconsin Public Service Corp 4.25% 1/15/2031	6,000,000	5,820,835
Wisconsin Public Service Corp 4.55% 12/1/2029	10,274,000	10,212,042
Xcel Energy Inc 3.35% 12/1/2026	2,383,000	2,377,039
Xcel Energy Inc 4% 6/15/2028	1,900,000	1,874,692
Xcel Energy Inc 4.6% 6/1/2032 (e)	11,300,000	10,926,813
		1,364,405,509
Gas Utilities - 0.2%
Atmos Energy Corp 1.5% 1/15/2031	2,000,000	1,732,169
Atmos Energy Corp 5.2% 8/15/2035	6,450,000	6,377,639
Atmos Energy Corp 5.45% 1/15/2056 (e)	2,720,000	2,505,738
Atmos Energy Corp 5.45% 10/15/2032 (e)	13,820,000	13,995,419
Atmos Energy Corp 5.9% 11/15/2033	7,550,000	7,840,352
CenterPoint Energy Resources Corp 4% 4/1/2028	7,400,000	7,321,983
CenterPoint Energy Resources Corp 4.4% 7/1/2032	2,000,000	1,918,993
CenterPoint Energy Resources Corp 5.25% 3/1/2028 (e)	2,400,000	2,420,918
CenterPoint Energy Resources Corp 5.4% 7/1/2034	5,710,000	5,687,157
Eastern Energy Gas Holdings LLC 5.8% 1/15/2035	7,100,000	7,207,303
Eastern Energy Gas Holdings LLC 6.2% 1/15/2055	7,100,000	6,988,032
Piedmont Natural Gas Co Inc 3.5% 6/1/2029	10,000,000	9,657,638
Piedmont Natural Gas Co Inc 5.1% 2/15/2035	2,450,000	2,379,560
Southern California Gas Co 5.05% 9/1/2034	8,300,000	8,102,577
Southern California Gas Co 6% 6/15/2055	2,700,000	2,624,442
Southern California Gas Co 6.35% 11/15/2052	4,200,000	4,262,706
Southern Co Gas Capital Corp 3.95% 10/1/2046	10,740,000	8,017,430
Southern Co Gas Capital Corp 4.05% 9/15/2028	2,900,000	2,864,175
Southwest Gas Corp 5.45% 3/23/2028	6,606,000	6,658,303
Washington Gas Light Co 3.796% 9/15/2046	2,400,000	1,770,177
		110,332,711
Independent Power and Renewable Electricity Producers - 0.0%
AES Corp/The 5.8% 3/15/2032 (e)	3,830,000	3,840,877
Constellation Energy Generation LLC 4.4% 1/15/2031	1,900,000	1,845,649
Constellation Energy Generation LLC 5.75% 3/15/2054 (e)	7,400,000	6,956,205
Constellation Energy Generation LLC 5.875% 1/15/2066 (e)	1,900,000	1,772,016
Constellation Energy Generation LLC 6.125% 1/15/2034	2,000,000	2,079,859
Constellation Energy Generation LLC 6.25% 10/1/2039	2,000,000	2,038,930
Southern Power Co 4.8% 6/15/2031	4,000,000	3,941,278
Southern Power Co 4.9% 10/1/2035	4,317,000	4,084,856
		26,559,670
Multi-Utilities - 0.4%
Ameren Corp 1.95% 3/15/2027	8,995,000	8,877,736
Ameren Corp 5% 5/15/2036	8,000,000	7,634,982
Ameren Illinois Co 3.8% 5/15/2028	1,500,000	1,480,720
Ameren Illinois Co 4.5% 3/15/2049	5,993,000	4,887,086
Ameren Illinois Co 4.95% 6/1/2033	4,600,000	4,526,602
Ameren Illinois Co 5.55% 7/1/2054 (e)	2,700,000	2,506,917
Berkshire Hathaway Energy Co 3.25% 4/15/2028	7,944,000	7,774,611
Berkshire Hathaway Energy Co 3.7% 7/15/2030	7,954,000	7,609,689
Berkshire Hathaway Energy Co 3.8% 7/15/2048	7,944,000	5,686,764
Berkshire Hathaway Energy Co 4.25% 10/15/2050	6,859,000	5,182,825
Berkshire Hathaway Energy Co 4.5% 2/1/2045	5,282,000	4,338,786
Berkshire Hathaway Energy Co 5.15% 11/15/2043	6,144,000	5,566,542
CMS Energy Corp 4.875% 3/1/2044	3,972,000	3,381,648
Consumers Energy Co 2.65% 8/15/2052	5,707,000	3,229,814
Consumers Energy Co 3.5% 8/1/2051	2,900,000	1,973,196
Consumers Energy Co 4.5% 1/15/2031	5,910,000	5,796,091
Consumers Energy Co 4.7% 1/15/2030	7,660,000	7,620,546
Consumers Energy Co 5.05% 5/15/2035	6,310,000	6,178,134
Delmarva Power & Light Co 4% 6/1/2042	3,177,000	2,517,351
Dominion Energy Inc 3.375% 4/1/2030 (e)	20,434,000	19,337,012
Dominion Energy Inc 4.35% 8/15/2032	2,000,000	1,903,676
Dominion Energy Inc 4.85% 8/15/2052	5,000,000	4,086,473
Dominion Energy Inc 4.9% 8/1/2041	1,589,000	1,402,502
Dominion Energy Inc 5.35% 6/15/2036	3,500,000	3,398,208
Dominion Energy Inc 5.45% 3/15/2035	1,500,000	1,481,009
Dominion Energy Inc 6% 2/15/2056 (b)(e)	4,970,000	4,929,456
Dominion Energy Inc 6.15% 12/15/2056 (b)	3,000,000	2,961,821
Dominion Energy Inc 6.2% 2/15/2056 (b)	4,560,000	4,470,495
Dominion Energy Inc 6.25% 12/15/2056 (b)	1,500,000	1,479,119
Dominion Energy Inc 7% 6/1/2054 (b)	3,700,000	3,848,155
DTE Energy Co 2.85% 10/1/2026	4,766,000	4,760,638
DTE Energy Co 3.8% 3/15/2027	10,732,000	10,661,002
DTE Energy Co 4.95% 7/1/2027	5,690,000	5,707,175
DTE Energy Co 5.05% 10/1/2035 (e)	3,000,000	2,880,836
DTE Energy Co 5.2% 4/1/2030 (e)	4,410,000	4,431,131
NiSource Inc 1.7% 2/15/2031	12,856,000	11,123,195
NiSource Inc 3.49% 5/15/2027	6,076,000	6,037,667
NiSource Inc 3.95% 3/30/2048	7,944,000	5,817,047
NiSource Inc 4.375% 5/15/2047	3,797,000	2,989,532
NiSource Inc 4.8% 2/15/2044	4,369,000	3,754,047
Public Service Enterprise Group Inc 2.45% 11/15/2031	5,100,000	4,466,978
Puget Energy Inc 4.1% 6/15/2030	11,406,000	10,933,241
San Diego Gas & Electric Co 4.5% 8/15/2040	795,000	688,980
San Diego Gas & Electric Co 4.95% 8/15/2028	2,900,000	2,914,489
San Diego Gas & Electric Co 5.2% 3/15/2036 (e)	2,000,000	1,935,761
San Diego Gas & Electric Co 5.35% 4/1/2053	1,300,000	1,146,907
San Diego Gas & Electric Co 5.4% 4/15/2035	5,000,000	4,957,345
San Diego Gas & Electric Co 5.55% 4/15/2054	6,500,000	5,936,492
San Diego Gas & Electric Co 5.95% 3/15/2056	1,000,000	965,206
Sempra 3.25% 6/15/2027	4,846,000	4,794,041
Sempra 3.8% 2/1/2038	6,737,000	5,538,939
Sempra 4% 2/1/2048	17,508,000	12,673,284
Sempra 4.125% 4/1/2052 (b)	3,250,000	3,224,665
Sempra 6% 10/15/2039	795,000	789,323
		265,195,887
Water Utilities - 0.0%
American Water Capital Corp 2.8% 5/1/2030	2,000,000	1,857,031
American Water Capital Corp 2.95% 9/1/2027 (e)	4,833,000	4,767,695
American Water Capital Corp 3.45% 6/1/2029 (e)	4,833,000	4,665,503
American Water Capital Corp 4.45% 6/1/2032 (e)	12,000,000	11,644,526
American Water Capital Corp 5.2% 4/1/2036	20,000,000	19,500,463
American Water Capital Corp 5.25% 3/1/2035	7,000,000	6,925,582
American Water Capital Corp 6.593% 10/15/2037	5,173,000	5,596,900
		54,957,700
TOTAL UTILITIES		1,821,451,477
TOTAL UNITED STATES		15,436,806,055
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $20,092,522,930)		18,368,180,464

U.S. Government Agency - Mortgage Securities - 24.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 24.2%
Fannie Mae 2% 2/1/2052	8,665,481	6,923,046
Fannie Mae 2% 4/1/2052	9,926,842	7,905,958
Fannie Mae 2.5% 11/1/2031	6,919	6,629
Fannie Mae 2.5% 11/1/2037	853,657	786,988
Fannie Mae 2.5% 7/1/2050	4,778,980	3,957,764
Fannie Mae 3% 10/1/2031	1,194,500	1,154,477
Fannie Mae 3% 10/1/2046	17,222	15,037
Fannie Mae 3% 11/1/2047	303,465	264,206
Fannie Mae 3% 2/1/2050	158,610	136,852
Fannie Mae 3% 7/1/2050	6,703	5,782
Fannie Mae 3.5% 2/1/2045	9,816,251	9,084,077
Fannie Mae 3.5% 4/1/2031	398,460	392,686
Fannie Mae 3.5% 8/1/2052	755,522	671,738
Fannie Mae 4% 4/1/2050	437,372	404,066
Fannie Mae 4.5% 1/1/2055	1,109,408	1,049,810
Fannie Mae 5% 1/1/2055	12,824,697	12,441,808
Fannie Mae 5% 4/1/2041	724,928	721,904
Fannie Mae 5.5% 1/1/2055	18,953,840	18,962,694
Fannie Mae 5.5% 11/1/2055	3,842,369	3,808,142
Fannie Mae 5.5% 2/1/2055	2,043,212	2,037,781
Fannie Mae 5.5% 4/1/2053	809,630	806,719
Fannie Mae 6% 12/1/2054	5,278,198	5,433,226
Fannie Mae 6% 12/1/2054	4,437,972	4,492,807
Fannie Mae 6% 6/1/2053	1,669,877	1,697,007
Fannie Mae 6% 7/1/2054	1,881,779	1,909,264
Fannie Mae 6% 7/1/2054	787,334	800,556
Fannie Mae 6.5% 5/1/2053	24,050	24,869
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.5817%, 6.246% 11/1/2034 (b)(c)	808,109	827,806
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 6.336% 11/1/2034 (b)(c)	63,414	65,207
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2036	4,464,365	3,973,586
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2037	7,281,315	6,444,456
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2037	614,332	543,725
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2037	384,105	341,999
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2036	6,451,119	5,709,676
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2036	1,489,216	1,323,642
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2036	891,792	789,296
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2036	331,737	293,610
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2050	120,115	90,148
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2051	35,388,543	26,515,510
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2051	648,209	485,683
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2036	32,331,728	28,615,765
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2036	16,039,989	14,231,562
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2036	6,725,375	5,947,367
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2036	3,191,015	2,837,227
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2036	2,810,346	2,502,276
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2036	2,664,356	2,372,289
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2036	2,447,255	2,175,163
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2036	916,062	814,498
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2036	471,535	417,340
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2036	412,730	365,294
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2036	118,163	104,582
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2050	32,849,655	24,623,467
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2050	21,973,950	16,471,249
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2051	20,335,703	15,236,895
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	228,269	203,175
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2036	6,409,782	5,673,090
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2036	586,135	518,769
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2036	314,057	277,667
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2036	195,654	173,900
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2036	135,899	120,280
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2041	7,226,242	5,990,538
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2050	31,516,949	23,624,497
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2050	13,639,376	10,223,813
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	25,875,402	22,974,254
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	4,560,419	4,049,105
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2037	10,328,044	9,132,948
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	12,549,979	11,142,877
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2037	307,144	271,603
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2037	283,029	250,279
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2037	258,884	228,927
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2051	501,934	376,240
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	409,514	363,599
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2037	259,354	229,343
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2037	306,635	271,153
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2051	549,623	411,986
Fannie Mae Mortgage pass-thru certificates 1.5% 8/1/2031	20,522	19,319
Fannie Mae Mortgage pass-thru certificates 1.5% 8/1/2036	1,151,495	1,022,390
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2035	512,255	456,422
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2051	4,819,048	3,610,759
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2051	249,036	186,595
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2051	23,327	17,478
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2028	9,648	9,502
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2031	12,404	11,940
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2036	37,357,940	33,941,728
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2036	476,576	432,996
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2036	455,338	413,699
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2036	19,232	17,533
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2042	19,653,419	16,861,397
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	97,875,218	77,368,872
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	131,982	104,329
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	2,752,388	2,149,917
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	2,433,185	1,915,792
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	599,269	471,840
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	566,387	445,951
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2054	915,573	720,885
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2026	388	387
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2030	156,791	150,230
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2035	7,141,459	6,506,259
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2035	453,948	413,572
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2035	317,941	288,867
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2035	299,341	272,716
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2035	273,727	248,952
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2035	17,948	16,358
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2036	368,226	334,553
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2036	194,831	176,223
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2036	157,131	142,124
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2036	98,312	88,923
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2036	42,676	38,574
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	10,400,048	8,227,580
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	7,024,601	5,552,840
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	7,002,502	5,535,371
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	1,847,457	1,460,387
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	44,634,844	35,143,682
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	1,651,709	1,300,490
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	715,619	563,449
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	145,447	114,519
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	51,608	40,634
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2031	85,829	82,213
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2035	33,031,001	30,010,468
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2035	20,194,200	18,347,533
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2035	21,608	19,632
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2036	12,561,435	11,361,719
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2036	239,675	217,234
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2036	100,782	91,156
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2036	63,952	57,804
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2038	692,258	625,818
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	4,488,695	3,548,245
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	4,458,436	3,524,326
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	88,443,904	69,637,175
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	86,843,507	68,377,086
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	7,842,293	6,231,073
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	1,927,575	1,505,648
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	40,257	31,697
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	28,819	22,763
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	19,396	15,272
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2035	38,269,159	34,769,621
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2035	1,260,009	1,144,787
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2035	425,458	385,089
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2035	248,819	226,610
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2036	3,318,489	3,009,844
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2036	1,469,031	1,328,267
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2036	241,631	218,780
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	68,819,430	54,400,713
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	27,345,581	21,633,357
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	14,953,417	11,820,449
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	4,554,629	3,600,365
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	3,577,479	2,842,476
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	522,325	412,890
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	65,226,384	51,825,447
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	53,521,591	42,726,142
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	45,342,973	36,112,155
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	2,206,421	1,737,247
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	402,887	319,484
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	132,745	104,518
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	87,247	68,695
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	18,001	14,241
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	7,081,696	6,425,255
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	125,758	114,455
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	51,733	47,083
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	26,441	23,899
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2037	10,342,101	9,351,117
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	289,616,070	228,846,596
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	31,546,900	24,957,062
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	2,730,522	2,135,397
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	2,336,504	1,863,034
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	6,292,331	4,987,756
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2036	34,054,756	30,868,770
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2036	403,240	365,861
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2036	395,624	358,951
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2036	317,899	288,431
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2036	35,537	32,376
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2037	17,970,711	16,245,941
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2037	142,095	128,879
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2040	60,729	52,728
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	13,136,281	10,371,715
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	3,304,509	2,614,229
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	3,964,601	3,121,567
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	1,692,610	1,352,793
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	943,971	742,360
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	128,192	100,813
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	86,346	67,904
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2027	372	369
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2035	164,316	150,542
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2036	388,383	353,353
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2036	313,844	284,752
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	7,480,529	5,906,232
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	5,059,009	3,994,327
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	578,281	456,580
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	172,807	135,899
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	96,759	76,093
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2030	43,797	42,115
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2035	177,135	161,435
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2035	117,648	107,814
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2035	25,013	22,884
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2036	247,093	224,343
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2036	108,594	98,528
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2036	36,930	33,611
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2036	23,808	21,638
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2037	728,066	658,303
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2037	722,863	653,485
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2037	25,702	23,235
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	321,170,679	253,579,442
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	11,230,369	8,884,455
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	2,826,632	2,210,560
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2052	767,599	602,138
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2030	13,525	12,968
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2035	146,589	133,596
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2050	4,358,936	3,448,397
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2051	10,415,309	8,223,379
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2051	938,237	733,453
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2035	3,854,724	3,508,250
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2035	1,649,119	1,500,892
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2035	1,273,385	1,158,134
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2036	1,968,888	1,779,613
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2036	22,877	20,714
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	1,424,661	1,127,063
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	1,023,768	809,913
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	12,249,533	9,660,102
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	2,069,998	1,632,421
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2028	83,772	81,963
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2035	4,022,875	3,658,773
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2035	3,434,736	3,123,865
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2035	1,191,776	1,083,911
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2035	282,043	257,309
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2035	153,665	141,010
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2036	25,186	22,804
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2042	5,542,029	4,768,543
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	4,364,528	3,452,821
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	7,801,387	6,152,251
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	1,997,721	1,596,648
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	56,437	44,507
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2035	24,931,257	22,674,781
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2035	689,287	626,901
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2035	611,512	556,165
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2036	730,857	661,054
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2036	115,170	104,386
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2050	36,137,569	28,588,785
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2050	4,924,397	3,895,739
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2051	2,799,222	2,207,494
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2051	147,467	116,110
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2028	717,339	707,906
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2028	20,407	20,154
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2028	7,147	7,053
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2028	4,975	4,914
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2028	3,267	3,227
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2028	2,423	2,393
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2030	20,422	19,850
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2030	19,220	18,654
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	225,330	216,843
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	206,237	198,629
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	127,509	122,801
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	111,240	106,885
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	67,503	64,909
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	58,947	56,773
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	53,797	51,971
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	50,710	48,838
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	46,504	44,823
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	30,207	29,115
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	22,950	22,137
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	22,008	21,228
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	12,604	12,167
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	9,012	8,679
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	7,575	7,301
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	6,151	5,920
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	5,416	5,217
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	1,334,518	1,285,275
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	1,237,100	1,196,047
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	308,741	294,740
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	280,710	268,212
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	184,149	176,068
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	28,420	27,113
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	14,114	13,495
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	5,504	5,262
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2033	376,613	356,450
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2033	231,874	219,761
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2033	205,519	195,034
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2035	1,849,683	1,717,943
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2040	28,100	25,052
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	30,685	26,598
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2046	16,856	14,137
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2047	719,112	602,057
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2047	258,836	216,703
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2050	1,399,720	1,161,818
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	21,692,991	17,931,392
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	1,483,116	1,229,649
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	374,601	306,835
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	314,910	257,942
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	3,112,205	2,543,367
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	2,281,254	1,889,958
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	1,974,020	1,634,806
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	1,360,512	1,112,692
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	1,258,024	1,049,316
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	992,520	827,860
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	880,678	719,710
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	696,819	569,457
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	671,579	560,163
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	469,578	383,750
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	308,816	252,371
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	245,390	200,692
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2027	30,200	29,890
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2027	20,413	20,204
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2027	16,019	15,855
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2027	8,980	8,888
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2028	21,362	20,986
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2029	19,042	18,537
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2030	44,156	42,560
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2030	28,084	27,048
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2030	11,737	11,330
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	598,155	572,280
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	371,826	355,509
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	357,462	342,449
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	309,519	295,937
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	117,301	111,909
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	93,533	89,545
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	93,128	89,160
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	88,729	84,892
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	36,426	34,852
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	29,133	27,891
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	19,863	19,017
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	17,240	16,528
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	13,836	13,229
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	7,559	7,222
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	5,822	5,574
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	4,783	4,583
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	2,490	2,374
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2032	679,784	645,092
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2034	631,475	591,512
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2036	18,281	16,753
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2037	3,172,768	2,924,982
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2039	136,094	121,541
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2042	61,178	53,142
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2043	213,828	185,144
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2050	103,110,936	85,360,223
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2050	306,839	251,235
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2050	32,455	26,868
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	69,937,272	57,450,266
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	3,167,784	2,624,425
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	390,752	319,820
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	181,938	148,684
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	78,913	64,490
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	23,490	19,196
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2027	67,626	66,835
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2027	22,250	21,989
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2027	10,927	10,799
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2027	4,808	4,755
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2027	1,581	1,564
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2029	72,863	70,878
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2029	37,088	36,296
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2029	1,358	1,320
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2030	162,187	160,172
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2030	56,724	54,758
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2030	47,125	45,597
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2030	34,166	32,931
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2030	28,382	27,378
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2030	22,267	21,495
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2030	9,365	9,041
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2030	4,303	4,150
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2030	3,867	3,733
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	255,824	246,388
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	246,592	235,616
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	244,724	234,294
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	95,644	91,508
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	75,365	72,058
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	73,149	69,984
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	43,013	41,150
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	9,280	8,891
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	3,795	3,631
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	143,162	135,780
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	98,859	93,939
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	91,671	87,106
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	29,553	28,082
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	9,842	9,352
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2034	2,547,322	2,384,734
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2035	1,344,509	1,243,287
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2036	1,440,917	1,327,934
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2036	86,984	79,664
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2039	249,073	222,353
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2046	58,110	48,651
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2049	1,310,382	1,087,664
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2049	275,442	228,971
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2049	164,998	136,954
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2050	411,187	339,886
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2050	200,888	166,995
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2050	151,138	124,930
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	2,029,402	1,669,256
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	429,579	353,344
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2026	3,535	3,521
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2027	18,715	18,496
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2027	14,261	14,094
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2027	13,844	13,682
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2027	8,023	7,924
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2027	7,629	7,551
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2027	7,532	7,444
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2027	5,737	5,666
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2027	5,313	5,247
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2027	3,980	3,928
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2027	2,615	2,585
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2029	68,031	66,280
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2029	42,048	40,964
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2030	287,188	278,091
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2030	64,318	61,995
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2030	60,955	58,752
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2030	57,421	55,516
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2030	51,452	49,630
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2030	39,280	37,743
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2030	20,590	19,861
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2030	10,096	9,709
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2030	9,475	9,125
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2030	7,771	7,496
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2030	5,159	4,977
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2030	2,341	2,260
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	242,886	231,720
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	85,487	81,396
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	79,465	75,978
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	70,244	67,012
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	63,385	60,724
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	17,269	16,533
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	6,930	6,630
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	1,912	1,824
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	296,418	280,955
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	82,893	78,766
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	53,429	50,835
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	46,420	44,081
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	21,867	20,749
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	7,578	7,173
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2033	215,746	204,471
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2035	1,792,859	1,657,883
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2040	37,594	33,308
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2046	146,522	122,672
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2050	5,344,610	4,417,846
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2050	81,535	67,600
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2050	17,305	14,148
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	68,010,449	56,578,634
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	63,244,528	52,475,465
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	54,715,291	45,449,853
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	2,082,188	1,701,612
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	1,423,362	1,163,205
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	933,857	763,170
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	688,470	566,291
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	553,420	452,268
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	300,715	245,751
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	282,923	231,211
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	223,043	182,276
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	20,605	16,839
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2028	178,715	176,234
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2028	31,317	30,882
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2028	8,499	8,387
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2028	3,946	3,897
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2028	2,721	2,683
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2028	1,663	1,641
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2030	29,238	28,398
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2030	20,427	19,840
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2030	19,636	19,115
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2031	245,219	239,375
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2031	87,932	84,753
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2031	84,764	81,510
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2031	68,317	65,847
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2031	51,346	49,489
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2031	31,937	30,758
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2031	17,643	17,005
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2031	7,880	7,606
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2031	7,073	6,807
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2031	6,438	6,200
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2031	4,235	4,069
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2032	298,030	284,330
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2032	207,401	197,994
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2032	177,098	168,951
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2032	118,782	113,492
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2032	81,091	77,359
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2032	48,480	46,347
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2033	30,853	29,146
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2033	9,346	8,818
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	431,432	400,704
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2040	10,633	9,478
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2041	43,034	38,058
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2043	44,842	38,858
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2047	139,498	116,878
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2050	921,811	763,696
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2051	1,278,614	1,045,313
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2051	961,521	793,890
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2051	114,312	94,419
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	3,957,664	3,234,295
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	2,112,406	1,737,530
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	2,097,206	1,725,027
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	1,485,087	1,221,537
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	1,403,130	1,159,387
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	1,330,953	1,094,757
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	1,124,139	918,672
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	897,538	733,489
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	707,836	590,405
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	685,558	566,252
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	674,292	556,947
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	671,276	552,148
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2027	5,017	4,984
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2028	20,956	20,681
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2028	20,795	20,506
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2028	1,263	1,246
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2029	70,899	69,652
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2029	68,929	68,173
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2030	60,202	58,293
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2030	1,671	1,621
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2031	7,612	7,320
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2031	1,777	1,710
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2032	2,588,925	2,473,603
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2032	175,774	167,944
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2032	55,330	52,936
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2032	6,570	6,268
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2033	118,382	112,478
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2033	25,148	23,834
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2035	386,128	358,265
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2037	9,030,069	8,324,841
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2043	203,351	177,169
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2043	114,504	99,488
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2043	12,529	10,992
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	86,941	72,028
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	63,260	52,409
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2051	11,752,048	9,714,224
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2051	4,485,861	3,703,800
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2051	140,800	116,253
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	9,724,064	7,998,391
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	735,906	601,400
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	91,913	75,889
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2027	336,322	333,873
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2027	1,701	1,692
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2028	40,226	39,638
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2028	24,901	24,556
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2028	11,816	11,643
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2028	5,218	5,153
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2028	3,843	3,787
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2030	186,876	182,159
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2030	55,207	53,636
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2030	49,843	48,338
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2031	273,210	262,725
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2031	142,680	136,897
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2031	35,817	34,468
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2032	211,518	202,095
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2032	74,468	71,087
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2032	40,858	39,038
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2032	14,859	14,166
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	8,033,034	7,528,888
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	339,199	312,814
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2037	469,123	432,632
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2040	1,687,527	1,501,619
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	1,487,949	1,289,969
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	419,250	363,101
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	119,881	105,055
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	83,519	72,280
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	28,162	24,436
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	26,659	23,490
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2045	4,920	4,144
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2046	91,643	78,046
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2046	43,286	36,315
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2046	41,638	35,291
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2046	38,334	32,076
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2046	18,506	15,485
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2046	17,234	14,507
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2046	16,011	13,657
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2046	7,734	6,584
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2050	533,080	441,642
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2050	85,992	71,242
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2050	27,806	23,036
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051	115,328,605	95,222,320
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051	1,296,889	1,061,469
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051	378,463	309,998
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051	35,816	29,281
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	2,934,114	2,397,826
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	811,352	663,056
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	335,021	273,892
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	20,324	16,717
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2027	28,116	27,911
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2027	7,271	7,218
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2027	3,790	3,763
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2027	2,404	2,386
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2027	1,056	1,048
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2027	508	504
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2028	42,702	42,046
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2028	27,475	27,033
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2028	19,893	19,588
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2028	12,022	11,846
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2028	11,521	11,344
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2028	5,347	5,269
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2028	4,343	4,270
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2028	3,863	3,809
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2028	1,435	1,415
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2029	35,305	34,526
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2029	16,996	16,583
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2030	355,005	348,756
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2030	59,815	57,920
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2030	5,395	5,228
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	136,255	131,021
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	84,131	80,777
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	68,339	65,713
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	57,109	54,873
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	14,376	13,814
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	13,675	13,140
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2032	142,398	135,671
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2032	78,873	75,511
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2035	862,707	800,454
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2035	482,904	448,057
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2040	4,025,198	3,580,419
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2043	86,749	74,993
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2046	218,202	184,992
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2046	85,564	72,363
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2046	52,702	44,249
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2046	49,957	42,111
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2050	4,189,328	3,470,747
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2050	1,534,239	1,271,076
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2050	815,201	675,372
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2050	419,001	347,131
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	73,966,076	61,070,897
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	33,913,755	28,096,644
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	704,004	576,209
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	287,378	234,941
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	27,018	22,308
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	12,627,213	10,386,336
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	3,649,059	2,982,096
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	314,922	258,291
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	236,800	194,776
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	124,502	102,408
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	35,325	28,868
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2027	12,114	12,017
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2027	7,707	7,645
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2027	1,352	1,341
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2028	622,579	612,557
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2028	237,207	233,389
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2028	70,264	69,133
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2028	60,429	59,501
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2028	16,570	16,304
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2028	15,581	15,307
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2028	13,629	13,420
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2028	9,362	9,211
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2028	5,990	5,885
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2028	5,396	5,313
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2028	4,247	4,178
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2028	3,218	3,169
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2028	2,543	2,504
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2028	1,877	1,848
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2028	755	742
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2030	41,570	40,222
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2030	20,658	19,942
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2030	7,276	7,045
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	2,112,643	2,028,466
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	149,272	143,100
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	137,384	131,809
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	43,090	41,345
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	41,673	40,135
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	39,363	37,635
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	38,400	36,927
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	24,847	23,874
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2032	113,988	108,599
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2032	77,001	73,669
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2032	9,197	8,773
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2035	11,409,200	10,585,908
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2035	618,006	573,411
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2036	364,096	336,003
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2037	529,399	488,054
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2037	477,813	440,646
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2040	6,270,986	5,571,915
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2040	201,261	178,392
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2043	8,435	7,324
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2046	330,798	278,788
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2046	305,438	259,015
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2046	126,313	106,005
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2050	1,121,291	928,960
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2050	374,249	309,822
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2050	219,987	182,116
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2050	141,832	117,504
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2050	30,798	25,516
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2050	29,376	24,457
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2051	436,200	356,609
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2052	733,904	599,763
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2052	644,199	529,676
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2052	88,127	72,020
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2053	627,998	516,551
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2027	52,934	52,470
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2027	17,326	17,187
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2027	6,021	5,973
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2027	846	838
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	141,944	139,764
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	137,893	135,672
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	82,629	81,237
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	80,532	79,175
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	60,199	59,185
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	32,980	32,400
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	30,511	30,020
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	26,070	25,631
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	23,305	22,895
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	20,291	19,964
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	15,742	15,489
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	11,822	11,632
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	10,386	10,218
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	8,892	8,735
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	6,589	6,478
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	6,158	6,045
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	5,192	5,104
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	4,657	4,575
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	3,538	3,488
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	2,801	2,749
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	1,462	1,438
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	1,253	1,233
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	1,234	1,212
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2029	55,040	53,540
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2029	541	526
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2030	41,659	40,340
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2030	5,152	4,988
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2030	4,463	4,305
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2030	3,892	3,766
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2031	180,431	173,241
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2031	31,116	29,855
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2031	12,595	12,075
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2035	6,358,120	5,899,316
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2035	421,928	390,822
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2035	348,310	323,176
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2037	2,125,796	1,959,776
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2037	974,323	899,144
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2037	127,030	117,109
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2040	485,468	431,084
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2045	2,315,610	1,931,447
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2046	2,196,845	1,853,611
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2046	1,018,850	859,132
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2046	230,573	194,553
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	37,115,494	30,946,376
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	6,957,482	5,759,741
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	252,040	208,651
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	189,972	155,368
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2051	7,637,486	6,305,973
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2051	402,204	329,194
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2052	5,169,183	4,231,485
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2052	1,161,278	949,024
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2052	278,810	229,244
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2052	266,501	217,874
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2052	185,935	152,067
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2052	71,587	58,547
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2027	12,403	12,285
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2027	1,665	1,651
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2027	832	824
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2027	282	280
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2028	57,181	56,131
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2028	48,121	47,346
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2028	19,405	19,078
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2028	16,283	15,997
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2028	11,775	11,576
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2028	11,389	11,197
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2028	8,975	8,817
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2028	6,655	6,543
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2028	5,173	5,078
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2028	3,697	3,632
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2029	210,484	204,903
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2029	152,358	148,322
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2029	115,627	112,477
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2029	113,803	110,870
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2029	72,984	71,158
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2029	19,169	18,633
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2029	2,502	2,436
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2029	134	132
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2030	43,542	42,066
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2030	20,830	20,140
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	580,965	557,420
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	168,878	161,896
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	55,891	53,626
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	49,976	47,878
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	5,445	5,220
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2032	213,280	202,926
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2032	32,764	31,133
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2032	2,335	2,213
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2033	137,663	130,302
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2034	36,007	33,766
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2035	11,390,212	10,550,493
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2035	10,452,776	9,682,168
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2035	1,492,029	1,384,364
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2035	1,032,688	956,556
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2036	117,217	108,117
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2039	20,029	17,918
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2043	96,516	83,248
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2043	92,771	79,313
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2043	73,008	62,894
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2050	44,775,660	37,067,458
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2050	17,151,568	14,198,898
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2050	2,379,043	1,970,230
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2050	396,249	328,035
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	10,049,633	8,281,887
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	26,247	21,449
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2027	21,526	21,321
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2027	8,205	8,121
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2027	2,114	2,093
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	652,279	635,480
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	381,782	371,657
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	174,926	170,159
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	130,033	126,779
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	115,115	112,148
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	96,281	93,514
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	81,454	79,174
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	76,782	74,861
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	68,919	67,091
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	59,420	57,933
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	46,968	45,723
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	44,825	43,703
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	9,461	9,190
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	3,889	3,789
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2031	107,304	102,732
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2031	71,974	69,319
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2031	25,677	24,583
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2031	11,677	11,187
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2031	3,804	3,645
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2032	79,997	76,113
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2032	880	836
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2034	395,231	370,422
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2035	891,321	825,610
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2040	215,384	191,144
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2042	3,645,652	3,209,138
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2046	157,246	132,092
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2050	22,544,753	18,663,637
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2050	4,725,302	3,911,834
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2050	1,934,468	1,601,446
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2050	640,316	530,084
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2050	402,297	333,041
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2050	70,723	57,840
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2051	50,281,831	41,830,004
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2051	32,395,392	26,696,991
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2051	1,185,219	968,589
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2051	59,803	49,284
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2051	26,457	21,655
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2052	659,253	542,259
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2052	445,606	366,527
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2027	11,846	11,799
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2027	7,869	7,838
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2027	3,595	3,579
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2027	1,079	1,074
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2027	938	934
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2027	402	401
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2027	329	328
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2027	180	179
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2029	5,767	5,673
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2029	1,646	1,619
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2030	169,351	165,484
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2030	53,419	52,273
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2030	28,495	28,093
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2030	26,650	26,094
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2030	11,141	10,881
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2031	497,222	483,004
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2031	371,243	360,835
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2031	21,240	20,632
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2031	14,730	14,274
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2031	9,364	9,102
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2031	8,390	8,149
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2032	484,059	467,387
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2032	63,107	60,873
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2032	4,669	4,511
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2033	695,733	668,482
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2033	70,605	68,002
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2033	58,205	55,980
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	9,443,834	8,925,993
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2040	552,366	506,799
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	1,142,429	1,028,455
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	529,268	480,926
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	414,318	372,021
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	338,947	304,491
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	271,642	244,848
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	171,110	154,415
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	9,424	8,458
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	7,278	6,535
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2044	1,624,775	1,456,424
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2044	67,284	59,568
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2045	81,804	72,670
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2045	48,440	42,859
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2045	42,839	38,270
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2045	9,412	8,294
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2046	625,128	550,712
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2046	385,224	339,282
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2046	45,323	39,680
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2046	7,125	6,267
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	2,980,118	2,602,033
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	2,246,649	1,961,619
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	1,568,867	1,369,827
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	1,544,087	1,348,190
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	1,215,170	1,061,003
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	942,482	822,911
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	896,373	782,651
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	227,586	198,712
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	128,013	111,772
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	125,828	109,746
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	113,608	99,088
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	53,834	47,004
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2048	283,896	247,168
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2048	43,978	38,330
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2050	8,999,896	7,765,277
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2050	4,716,531	4,069,510
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2050	638,400	550,824
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2050	500,150	432,008
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2050	93,818	80,948
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2050	92,575	79,875
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2050	52,867	45,780
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2050	48,640	41,983
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2050	35,709	30,922
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2050	11,716	10,108
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2051	29,032	25,077
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2051	15,059	12,988
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2051	13,241	11,309
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	1,200,820	1,028,585
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	1,061,876	909,570
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	1,046,867	896,714
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	876,809	751,047
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	337,295	287,967
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	250,739	214,775
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	60,595	51,904
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2026	546	544
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2026	51	49
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2027	92,887	92,109
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2027	21,569	21,395
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2027	3,284	3,259
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2029	216,379	211,690
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2029	16,624	16,290
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2029	1,900	1,861
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2030	287,161	279,439
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2030	99,311	96,736
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2030	82,080	79,826
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2030	58,135	56,540
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2030	55,782	54,315
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2030	52,844	51,394
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2030	28,945	28,184
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2030	22,357	21,770
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2030	14,113	13,717
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2030	11,689	11,368
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2030	3,003	2,922
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2031	300,912	291,134
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2031	102,845	99,406
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2032	945,469	909,759
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2032	102,700	98,818
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2032	10,292	9,898
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2033	218,497	209,318
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2033	90,038	85,814
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2033	24,072	23,059
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2034	156,330	149,334
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2034	14,063	13,381
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2039	4,170	3,831
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	360,734	322,913
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	22,020	20,032
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2043	898,021	803,638
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2043	507,635	452,320
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2043	373,337	333,827
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2043	366,613	326,732
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2043	324,523	289,681
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2043	89,827	80,447
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2043	84,962	76,001
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2043	34,015	30,428
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2043	5,787	5,174
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2044	12,416,361	11,126,189
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2044	205,787	179,872
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	1,211,590	1,057,876
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	1,083,522	946,057
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	1,021,114	891,566
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	871,551	760,978
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	837,478	731,228
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	621,868	542,972
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	289,578	252,840
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	288,518	251,914
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	184,102	160,745
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	183,754	157,685
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	174,530	152,387
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	140,322	122,520
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	23,905	20,872
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	20,286	17,712
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	19,318	16,867
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	18,482	16,138
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	14,199	12,416
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	4,829	4,216
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2047	359,584	313,402
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2048	34,402	29,855
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	20,908,866	18,060,159
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	12,213,971	10,630,045
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	9,406,638	8,154,436
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	6,710,565	5,796,291
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	1,209,236	1,044,485
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	358,163	309,365
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	194,463	168,394
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	71,117	61,427
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	5,781,836	4,952,539
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	17,693	15,166
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2026	9,416	9,387
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2026	5,615	5,596
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2026	4,813	4,796
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2027	123,403	122,405
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2027	33,011	32,716
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2027	7,980	7,915
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2027	6,211	6,154
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2029	12,277	11,993
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2029	4,083	3,992
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2029	3,507	3,431
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2029	1,685	1,646
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2030	114,408	111,201
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2030	103,654	100,869
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2030	103,140	100,370
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2030	66,865	65,093
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2030	47,305	46,035
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2030	30,257	29,462
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2030	23,335	22,708
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2030	6,407	6,266
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2030	3,275	3,175
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2031	48,668	47,038
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2031	13,782	13,301
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2031	659	652
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2032	1,033,648	993,647
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2032	74,868	71,937
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2033	703,313	676,910
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2034	288,245	274,278
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	913,571	824,052
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	672,543	602,966
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	496,037	447,444
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	172,515	154,955
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	108,686	97,968
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	38,877	35,153
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2043	13,585	12,140
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2045	92,462	81,327
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	10,946,781	9,557,974
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	9,741,712	8,733,835
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	6,593,581	5,757,060
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	6,001,600	5,240,183
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	3,235,180	2,824,736
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	968,548	845,669
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	733,482	658,287
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	175,434	153,177
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	145,646	127,168
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	139,229	121,565
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	130,916	114,307
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	97,439	85,077
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	17,392	15,185
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	9,279	8,102
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2047	482,255	420,319
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2047	208,503	181,725
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2047	114,033	99,280
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2047	72,167	62,830
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2048	4,604,898	4,009,167
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2049	1,270,750	1,097,618
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2049	1,147,001	990,729
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2049	471,545	407,300
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2049	169,321	146,252
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2050	575,808	496,278
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2050	356,728	307,791
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2050	328,772	284,082
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2050	245,558	211,795
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2050	17,216	14,838
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	332,125	284,488
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2026	4,881	4,862
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2026	2,048	2,041
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2026	1,302	1,297
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2026	999	995
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2026	893	890
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2026	880	876
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2026	565	563
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2027	626	620
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2027	415	412
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2028	2,339	2,300
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2029	307,907	301,492
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2029	20,253	19,830
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2029	7,086	6,929
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2029	4,683	4,588
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2030	139,277	135,536
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2030	33,065	32,208
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2030	27,629	26,855
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2030	22,520	21,902
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2030	19,039	18,495
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2030	10,763	10,455
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2030	6,501	6,323
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2030	6,283	6,107
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2030	6,224	6,057
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2030	4,851	4,712
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2030	1,858	1,806
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2031	108,868	105,278
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2031	48,512	46,886
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2031	12,232	11,822
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2031	10,647	10,291
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2031	8,299	8,052
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	180,495	172,849
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	62,222	59,853
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2033	485,934	465,535
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2033	95,367	91,050
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2033	19,674	18,821
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	10,900,558	10,390,093
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2039	55,249	50,691
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	11,820,620	10,610,342
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	4,833,049	4,338,843
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	980,230	878,217
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	677,410	612,338
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	362,091	325,274
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	236,416	211,797
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	203,209	182,417
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	66,039	59,774
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	25,472	22,935
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2043	77,783	69,648
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2044	562,747	491,880
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2045	816,624	720,955
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2045	555,500	489,608
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2045	477,892	421,049
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	7,816,868	6,825,150
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	2,177,949	1,901,635
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	1,127,043	984,056
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	691,353	603,642
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	666,943	582,328
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	320,842	280,137
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	184,711	161,277
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	179,184	156,451
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	164,219	143,385
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	145,845	127,342
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	43,505	37,986
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	26,769	23,373
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	21,296	18,594
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	18,042	15,753
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	6,572	5,738
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2047	219,734	191,513
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2047	211,313	183,976
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2047	33,887	29,503
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2049	8,054,882	7,015,347
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2049	1,553,546	1,340,428
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2049	816,697	705,427
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2049	667,650	576,687
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2049	487,838	421,373
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2049	259,259	223,937
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2049	256,576	221,619
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2050	1,218,593	1,051,425
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2050	119,767	103,150
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	1,186,021	1,018,132
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	795,820	679,436
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	610,346	522,994
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	27,457	23,553
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2027	10,811	10,763
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2027	9,940	9,896
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2027	5,055	5,033
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2027	4,586	4,563
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2027	1,218	1,212
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2027	1,074	1,070
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2027	633	630
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2027	468	466
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2027	153	152
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2029	555,138	546,368
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2029	327,255	322,084
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2030	382,107	373,382
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2030	187,797	183,666
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2030	39,237	38,386
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2030	38,907	38,018
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2030	21,438	20,978
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2030	8,146	7,941
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2030	1,350	1,316
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	437,188	424,170
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	110,639	107,707
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	71,745	69,651
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	25,929	25,171
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	24,288	23,593
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	14,578	14,153
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	10,944	10,631
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	7,732	7,506
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	7,102	6,895
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	2,721	2,641
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	2,578	2,506
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	2,128	2,069
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2032	220,343	213,076
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2032	56,555	54,607
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2032	13,213	12,745
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2032	6,790	6,553
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2033	988,177	948,570
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2033	527,086	506,932
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2034	10,158,702	9,760,404
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2034	324,348	312,389
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2034	64,112	61,246
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2034	53,483	51,159
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2040	3,817,389	3,502,478
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2040	93,157	85,355
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	327,933	294,151
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	147,956	132,537
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	87,200	78,661
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	78,119	70,176
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	9,256	8,278
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2045	315,411	280,590
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2045	57,399	50,725
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2045	49,844	43,864
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2046	1,049,470	922,690
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2046	377,248	332,794
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2046	270,168	237,448
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2046	115,263	101,726
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2046	68,532	60,318
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	5,508,362	4,809,522
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	4,035,809	3,614,827
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	3,895,055	3,484,395
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	2,336,853	2,040,379
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	1,646,564	1,436,122
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	575,040	515,038
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	175,682	153,393
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	91,147	79,498
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2048	245,710	213,923
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2048	36,119	31,818
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2049	154,082	135,015
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	3,259,132	2,812,039
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	286,615	247,297
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	281,378	242,778
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	151,692	130,883
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	24,543	21,176
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2051	3,906,875	3,369,703
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2051	487,045	420,232
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2051	45,116	38,800
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	1,040,805	891,521
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	47,915	40,908
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2027	34,308	34,142
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2027	15,768	15,691
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2027	1,331	1,325
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2027	723	720
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2027	387	385
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2028	5,360	5,314
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2028	2,432	2,404
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2028	2,222	2,199
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2029	485,705	477,493
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2029	16,824	16,549
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2030	43,808	42,758
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2030	26,281	25,983
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2030	4,009	3,952
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2031	56,206	54,498
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2031	35,607	34,566
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2031	24,717	24,024
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2031	20,452	20,053
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2031	15,008	14,570
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2031	14,771	14,298
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2031	7,643	7,420
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2031	2,627	2,541
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2032	760,507	733,204
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2032	458,092	441,879
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2032	175,386	169,172
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2032	94,411	91,112
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2032	69,402	67,012
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2032	29,447	28,363
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2032	14,136	13,628
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2032	11,974	11,545
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2032	9,253	8,925
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	81,688	78,414
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	37,814	36,332
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2035	1,167,457	1,098,698
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2038	327,069	302,541
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2042	39,010	35,255
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	157,035	140,890
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	41,891	37,697
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	23,383	20,989
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	19,645	17,594
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	16,641	15,001
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	5,694	5,109
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	5,065	4,535
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2046	321,194	283,211
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2046	247,284	216,331
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2046	237,231	208,736
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2046	85,468	75,114
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2046	50,690	44,402
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2046	44,090	38,669
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2046	28,441	25,599
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2047	366,040	319,257
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2047	287,173	250,829
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2047	168,030	146,555
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2047	141,241	123,190
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2048	763,268	664,524
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2048	503,916	438,725
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2048	375,690	327,087
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	59,569,351	51,658,154
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	21,513,973	18,629,885
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	20,735,106	17,981,349
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	3,755,571	3,256,807
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	3,663,765	3,177,193
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	3,175,152	2,749,502
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	2,631,532	2,278,758
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	715,810	617,614
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	531,983	458,281
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	251,022	216,587
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	142,548	122,993
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	30,708	26,495
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	25,166	21,722
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	21,828	18,833
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	18,477	15,943
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	8,979	7,747
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2051	207,476	178,950
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	13,552,563	11,595,993
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2027	46,583	46,334
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2027	17,321	17,237
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2027	10,737	10,680
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2027	10,718	10,661
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2027	3,351	3,333
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2027	2,238	2,226
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2027	1,761	1,752
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2027	1,693	1,685
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2027	1,443	1,436
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2027	515	512
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2029	32,318	31,759
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2029	14,388	14,128
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2029	14,066	13,836
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2029	7,068	6,946
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2030	172,142	168,117
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2030	9,216	8,995
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2030	4,701	4,597
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2030	3,147	3,074
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2030	3,049	2,977
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2030	1,231	1,205
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2031	145,016	140,370
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2031	132,897	128,578
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2031	109,416	106,090
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2031	24,490	23,760
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2031	5,993	5,832
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2031	4,551	4,418
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2031	2,773	2,684
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2032	147,200	141,989
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2032	141,365	136,358
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2032	7,582	7,310
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2033	291,462	279,641
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2033	7,566	7,313
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2034	1,839	1,755
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2039	104,768	96,420
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2040	33,642	30,825
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2042	3,925,822	3,544,918
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2042	14,112	12,810
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	1,253,402	1,122,846
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	479,162	429,606
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	360,214	322,825
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	137,777	123,354
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	103,866	92,540
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	66,409	59,722
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	66,056	59,220
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	48,013	43,091
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	37,917	33,796
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	16,791	15,052
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	10,038	9,000
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2045	2,447,402	2,166,310
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2045	125,080	110,674
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2045	82,592	73,160
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2045	47,818	42,542
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2045	11,343	10,083
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2045	9,443	8,399
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2045	9,004	8,000
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	260,022	228,785
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	189,638	166,361
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	121,163	106,928
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	99,780	87,458
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	84,544	74,479
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	83,051	73,095
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	75,079	66,104
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	67,097	58,788
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	49,939	43,925
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	26,420	23,225
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	12,727	11,208
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	2,789	2,442
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2047	1,085,423	970,122
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2047	150,734	131,469
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	5,475,184	4,908,208
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	5,043,297	4,529,005
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	1,111,207	967,451
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	986,751	859,096
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	57,547	50,102
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	45,878	39,943
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2049	89,016	77,083
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2049	30,511	26,421
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	9,486,163	8,226,339
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	7,634,952	6,587,578
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	1,274,872	1,088,828
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	718,542	619,971
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	124,196	107,158
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	98,556	85,036
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	9,636	8,317
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2027	7,674	7,629
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2027	6,416	6,379
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2027	6,355	6,318
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2027	5,210	5,179
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2027	4,669	4,641
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2027	4,036	4,012
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2027	3,345	3,324
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2027	1,899	1,888
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2027	1,458	1,449
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2027	1,099	1,092
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2027	745	740
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2027	459	457
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2027	286	284
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2027	66	64
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2030	9,669	9,456
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2031	474,805	460,352
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2031	271,136	263,210
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2031	60,511	58,638
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2031	21,280	20,659
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2031	13,658	13,299
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2031	2,412	2,339
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2032	210,109	202,470
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2032	116,348	112,174
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2032	99,862	96,323
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2032	83,914	80,902
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2032	46,974	45,356
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2034	270,854	258,371
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2034	10,435	9,940
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2035	425,425	400,369
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2040	28,285,348	26,349,740
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	8,914,473	7,990,419
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	3,138,036	2,806,587
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	1,809,687	1,621,940
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	1,663,882	1,487,464
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	1,528,783	1,372,081
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	1,069,394	956,043
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	1,014,158	908,950
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	317,589	284,630
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	108,465	97,130
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	91,148	81,623
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	73,248	65,662
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	73,041	65,412
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	68,009	60,839
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	34,067	30,526
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	28,365	25,394
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	7,243	6,523
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	5,133	4,604
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	4,661	4,189
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	839,643	742,691
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	573,864	502,977
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	560,434	493,120
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	227,855	200,867
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	134,322	118,321
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	102,851	90,382
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	84,997	74,794
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	67,443	59,334
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	34,589	30,399
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	15,941	13,991
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	15,815	13,914
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	12,628	11,098
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	11,129	9,805
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	4,553	4,002
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	2,960	2,601
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2047	65,973	57,541
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2048	123,406	107,441
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2049	63,075	54,619
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2049	41,216	35,690
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	1,387,747	1,197,808
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	1,228,975	1,060,766
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	939,233	811,268
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	590,072	509,125
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	234,144	202,024
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	139,552	120,408
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	111,654	96,337
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2051	1,835,328	1,576,672
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2052	52,069,271	44,844,972
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2052	35,881,217	30,667,443
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2027	47,599	47,294
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2027	35,754	35,543
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2027	5,963	5,928
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2027	2,409	2,394
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2027	1,919	1,907
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2027	302	300
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2028	15,931	15,829
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2029	194,077	190,717
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2029	112,730	110,698
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2029	78,910	77,406
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2029	40,334	39,657
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2029	15,229	14,955
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2029	8,001	7,858
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2029	6,277	6,168
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2029	1,614	1,585
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2030	321,785	313,703
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2030	266,020	259,645
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2030	44,147	43,063
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2030	14,706	14,325
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2030	13,271	12,937
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2030	11,447	11,138
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2030	7,123	6,928
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2031	454,815	440,965
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2031	43,403	42,033
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2031	4,861	4,706
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2032	22,315	21,473
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2032	14,274	13,715
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2032	9,783	9,432
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2033	47,397	45,430
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2033	46,096	44,269
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2033	21,895	20,949
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2034	104,450	99,599
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2034	8,479	8,101
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2035	1,640,241	1,559,435
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2042	1,913,346	1,723,409
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	6,632,019	5,945,667
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	1,463,835	1,311,435
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	1,286,696	1,151,101
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	667,806	597,893
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	386,953	346,390
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	284,586	255,220
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	258,058	233,483
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	248,729	222,765
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	209,231	187,247
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	183,899	166,057
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	185,448	165,982
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	173,341	154,997
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	139,923	125,340
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	111,724	99,945
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	58,739	52,640
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	55,214	49,413
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	43,092	38,340
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	38,152	34,200
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	37,677	33,770
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	35,012	31,361
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	34,279	30,761
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	27,836	24,839
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	21,503	19,384
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	17,033	15,481
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	11,005	9,861
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	6,994	6,257
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	4,923	4,414
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	4,463	3,969
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2045	593,003	523,993
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2045	355,260	313,889
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2046	1,129,356	992,836
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2046	6,238	5,488
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2047	203,906	177,845
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2047	125,228	109,223
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2048	3,459,882	3,012,280
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2049	723,847	626,810
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2049	43,620	37,773
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2050	4,170,665	3,602,437
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2050	437,911	377,838
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2050	57,303	49,424
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2050	32,812	28,301
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2050	8,896	7,676
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	65,813	56,188
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2027	22,784	22,662
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2027	22,668	22,535
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2027	865	860
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2027	58	57
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2029	161,353	158,533
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2029	133,653	131,170
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2029	75,791	74,382
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2029	68,402	67,053
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2029	46,405	45,516
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2029	22,888	22,463
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2029	10,308	10,133
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2029	10,320	10,128
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2029	9,844	9,656
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2029	6,787	6,651
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2029	4,668	4,576
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2029	3,610	3,543
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2030	81,390	79,393
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2030	77,170	75,343
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2030	75,934	74,137
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2030	39,526	38,487
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2030	33,172	32,339
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2030	21,671	21,139
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2030	13,078	12,757
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2030	8,640	8,433
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2031	25,612	24,730
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2031	11,645	11,266
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2032	947,750	912,840
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2032	127,366	122,670
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2032	15,570	14,981
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2032	4,078	3,926
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2033	237,546	227,360
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2033	36,381	34,851
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2035	1,684,535	1,603,575
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2039	2,124,867	1,955,554
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	6,296,594	5,640,111
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	935,165	837,282
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	924,928	829,621
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	825,934	739,206
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	685,340	613,132
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	642,849	576,096
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	642,413	574,922
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	544,396	487,648
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	404,757	361,928
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	269,174	241,742
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	206,469	185,369
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	189,222	169,310
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	181,561	162,344
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	97,158	86,783
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	83,060	74,392
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	78,106	70,061
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	69,688	62,361
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	67,990	60,800
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	66,939	59,566
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	65,173	58,102
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	63,092	56,174
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	57,258	51,306
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	51,086	45,683
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	43,504	38,939
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	38,759	34,778
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	20,148	18,047
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	16,172	14,429
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	15,457	13,845
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	11,271	10,075
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2045	89,536	79,060
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2045	6,520	5,759
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	2,447,428	2,190,006
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	197,229	173,321
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	131,320	115,426
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	121,176	106,380
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2047	820,812	716,676
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2047	670,884	585,770
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2047	428,286	373,281
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2047	171,840	149,770
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2047	13,335	11,622
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2049	1,118,228	965,876
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2049	753,285	652,302
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2049	483,682	418,842
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2049	303,445	262,766
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	44,295,053	38,204,749
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	39,594,160	34,570,889
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	1,063,985	918,359
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	765,167	659,961
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	270,279	233,117
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	25,592	22,073
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2051	566,492	486,301
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2051	55,628	47,823
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2051	21,491	18,462
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2027	8,705	8,645
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2027	5,214	5,172
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2027	865	859
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2027	792	786
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2027	614	610
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2027	252	250
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	205,136	201,322
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	189,097	185,265
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	72,040	70,579
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	62,296	61,173
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	61,935	60,593
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	51,108	50,001
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	50,876	49,902
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	32,169	31,594
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	15,547	15,258
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	13,542	13,292
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	7,260	7,131
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	6,206	6,076
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	6,003	5,892
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	5,117	5,016
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	817	802
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2030	45,489	44,294
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2030	30,359	29,542
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2031	119,499	115,609
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2031	1,818	1,793
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2032	3,862,747	3,718,681
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2032	217,657	210,380
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2032	149,563	143,705
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2032	7,618	7,317
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2033	234,050	224,095
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2033	89,319	85,398
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2033	54,040	51,695
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2033	1,305	1,255
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2037	2,893,972	2,705,441
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2039	254,125	233,479
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	1,764,107	1,579,452
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	826,851	739,483
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	364,253	326,571
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	340,555	304,653
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	243,868	218,193
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	227,579	203,770
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	219,142	195,922
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	211,030	188,323
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	129,183	115,529
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	122,778	109,626
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	104,491	93,513
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	102,663	91,840
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	98,553	88,791
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	87,193	77,575
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	79,192	70,878
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	71,010	63,328
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	63,378	57,157
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	31,841	28,343
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	29,078	26,049
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	24,436	21,850
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	9,317	8,391
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	8,447	7,518
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2044	611,161	527,894
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	8,641,376	7,620,684
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2046	269,600	237,201
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2046	231,851	203,700
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2046	207,281	180,983
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2046	134,501	117,437
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2046	64,487	56,595
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2049	932,224	805,214
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2049	387,009	334,282
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2050	2,491,908	2,150,843
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2050	407,025	351,062
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2050	373,127	321,824
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2050	369,010	318,274
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	1,773,006	1,522,026
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	194,531	167,845
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2052	56,110	47,922
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2027	9,532	9,460
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2027	7,320	7,257
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2027	5,635	5,589
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2027	4,276	4,251
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2027	4,011	3,985
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2027	2,760	2,738
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2027	2,438	2,419
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2027	2,319	2,302
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2029	37,500	36,782
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2029	34,675	33,991
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2029	18,725	18,319
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2029	7,610	7,466
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2029	6,654	6,524
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2029	1,607	1,576
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2030	263,506	256,578
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2030	46,736	45,508
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2030	42,758	41,633
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2030	42,428	41,312
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2030	27,489	26,792
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2030	26,945	26,292
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2030	18,889	18,388
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2030	5,094	4,963
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2030	5,032	4,905
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2030	2,988	2,912
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2031	16,048	15,533
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	525,489	505,646
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	509,140	495,456
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	181,487	174,039
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	159,951	153,751
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	144,488	138,562
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	86,864	83,386
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	84,612	81,373
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	54,526	52,392
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	36,722	35,353
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2033	351,767	336,348
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2033	320,316	306,848
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2033	264,989	253,724
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2033	15,796	15,124
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2038	21,546	19,896
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2042	101,377	91,651
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	3,439,278	3,081,863
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	2,704,502	2,420,281
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	411,571	370,539
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	278,650	249,463
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	128,220	114,848
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	99,223	88,896
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	41,507	36,928
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	28,644	25,558
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	13,527	11,991
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2045	39,582	35,050
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	17,071,100	14,926,645
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	3,217,217	2,809,052
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	2,382,182	2,135,625
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	318,313	277,929
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	241,237	210,631
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	168,525	147,144
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	137,546	120,095
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	23,188	20,247
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	13,612	11,885
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	13,371	11,675
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	3,526	3,079
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2047	1,597,519	1,392,347
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2047	355,035	309,437
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2047	15,310	13,401
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2047	13,773	12,004
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2048	524,399	457,869
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2048	94,682	82,315
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2049	10,030,625	8,707,896
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2049	2,439,255	2,106,922
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2049	464,546	401,254
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2049	334,232	288,695
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2049	119,644	103,343
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2049	69,189	59,762
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2050	1,922,087	1,659,013
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2050	128,656	110,966
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2050	109,381	94,410
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2051	1,343,349	1,151,510
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2051	1,177,046	1,010,428
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2051	174,919	149,830
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2051	54,873	46,848
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2027	17	16
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2028	1,413	1,408
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2028	3	2
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2029	453	448
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2031	35,287	34,641
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2031	3,030	2,968
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2033	25,852	24,781
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2034	401,639	383,746
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2034	82,390	78,720
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2035	1,373,648	1,306,014
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2035	10,563	10,063
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2042	7,517	6,964
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	3,653,982	3,382,135
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	678,692	624,169
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	281,826	259,898
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	278,793	257,218
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	154,697	144,137
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	99,764	91,544
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	96,583	89,006
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	95,726	87,970
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	37,150	34,260
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	21,396	19,775
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	17,123	15,797
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	8,123	7,508
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	6,281	5,806
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2044	303,947	281,378
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2045	3,891,952	3,567,701
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2045	3,358,820	3,074,603
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2045	215,656	197,454
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2045	160,106	147,162
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2045	150,693	137,975
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2045	117,911	107,651
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2045	96,781	88,583
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2045	54,558	49,968
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2045	51,998	47,687
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2045	26,439	24,135
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2045	9,068	8,295
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	955,676	869,259
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	933,275	850,253
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	546,726	496,774
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	510,784	465,022
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	458,591	417,605
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	206,895	188,353
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	80,513	73,282
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	40,317	36,673
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	20,916	19,681
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	21,557	19,639
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	9,655	8,783
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	9,527	8,707
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	3,336,609	3,022,899
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	104,431	94,612
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	13,983	12,669
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	2,587,866	2,336,467
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	989,586	893,453
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	306,009	276,282
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	133,626	120,645
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	34,615	31,252
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2050	86,312	77,495
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	205,946	183,912
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2026	557	555
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2026	399	398
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2026	111	111
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2026	15	14
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2026	11	10
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2027	22,003	21,867
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2028	174,706	173,013
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2028	1,743	1,724
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2028	1,326	1,313
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2028	86	85
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2030	17,018	16,733
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2030	9,379	9,217
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2033	70,998	67,835
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2033	55,914	53,423
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2033	30,246	28,899
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2033	22,673	21,663
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2040	7,904	7,367
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	1,996,448	1,846,376
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	878,402	814,364
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	557,062	515,351
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	518,883	478,864
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	417,657	383,763
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	105,084	97,251
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	80,668	74,187
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	42,909	39,781
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	33,353	30,799
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	29,091	26,971
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2043	1,789,264	1,643,576
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2043	169,579	155,253
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2043	140,838	129,526
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2043	91,456	83,832
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2043	53,372	49,037
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2043	33,356	30,530
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2043	20,326	18,688
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2043	9,367	8,583
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	3,313,768	3,027,167
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	1,784,637	1,627,102
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	487,441	444,217
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	215,702	200,091
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	11,840	10,746
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	4,337	3,960
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2046	1,248,042	1,132,651
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2046	381,452	343,442
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2046	57,967	52,517
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	626,702	566,213
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	70,542	63,843
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	56,348	50,997
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	25,951	23,619
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2048	277,794	250,547
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2049	9,949,905	9,017,521
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2049	154,074	138,433
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2026	570	569
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2026	209	209
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2026	64	63
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2026	20	19
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2027	28,695	28,509
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2028	1,919	1,901
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2028	1,772	1,755
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2029	12,992	12,843
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2031	2,943	2,901
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2031	1,272	1,254
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2032	2,847	2,730
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2033	147,642	141,065
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2033	6,409	6,124
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2037	1,209,140	1,139,781
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2041	787,952	729,426
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	202,390	186,993
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	180,688	166,733
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	156,548	144,851
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	90,036	83,068
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	62,748	57,812
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	45,411	42,051
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2043	622,083	575,068
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2043	532,922	493,336
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2043	6,850	6,297
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	13,266,293	12,088,432
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	2,953,369	2,696,329
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	2,764,209	2,526,262
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	2,368,910	2,162,970
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	2,195,569	2,002,103
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	2,043,898	1,866,277
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	112,811	102,528
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	54,609	49,767
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	12,135	11,064
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2046	1,411,347	1,278,652
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2046	195,527	177,449
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2046	11,941	10,837
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2047	5,505,327	4,973,951
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2047	863,471	779,589
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2047	826,120	746,383
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2047	117,782	106,450
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2047	53,770	48,547
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2048	1,758,887	1,586,370
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2048	641,360	578,453
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2051	1,820,559	1,627,770
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2051	507,950	451,145
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2026	22,923	22,851
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2026	9,320	9,291
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2026	203	202
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2026	88	87
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2029	22,416	22,108
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2029	12,512	12,317
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2029	10,480	10,332
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2029	1,304	1,286
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2030	2,969	2,909
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2033	39,043	37,304
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2033	3,679	3,515
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2034	278,187	265,011
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2040	6,295	5,858
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2041	5,918,085	5,493,944
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2041	2,451,747	2,273,571
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	1,009,410	931,501
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	597,438	548,945
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	278,141	257,892
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	267,495	246,069
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	220,912	203,176
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	161,530	148,289
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	112,195	103,380
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	99,811	92,514
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	75,379	69,287
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	48,702	45,315
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	35,822	33,005
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	22,890	21,429
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	19,064	17,610
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2044	126,391	115,801
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	1,768,471	1,614,582
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	309,584	281,907
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	189,110	172,403
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	85,097	77,455
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	38,816	35,312
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	34,417	31,371
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	27,846	25,446
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	5,276	4,809
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	1,869,309	1,725,334
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	1,081,192	979,538
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	750,212	679,676
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	606,462	549,442
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	289,491	262,273
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	193,575	176,038
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	78,642	71,248
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2047	8,402,234	7,591,247
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2047	1,887,301	1,707,497
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2047	256,540	231,618
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2048	121,372	109,316
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2051	716,635	638,843
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2027	3,379	3,368
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2027	321	320
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2029	163,820	162,049
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2029	19,668	19,427
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2029	1,498	1,481
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2029	248	245
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2031	21,905	21,636
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2031	13,608	13,312
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2031	2,815	2,789
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2032	8,152	7,938
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2033	9,071	8,692
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2033	5,612	5,379
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2034	200,449	191,519
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2034	65,457	62,725
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2035	1,652,434	1,575,721
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2041	8,780	8,182
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2041	3,341	3,113
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2042	67,833	62,768
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	799,574	736,376
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	777,923	719,580
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	568,887	526,550
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	451,678	415,013
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	281,719	258,519
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	261,931	240,568
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	147,810	137,239
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	89,922	82,578
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	84,558	78,231
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	83,641	77,189
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	64,194	58,970
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2045	1,620,351	1,482,091
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2045	198,454	181,491
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2045	167,794	153,211
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2045	160,499	146,984
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2045	62,494	57,104
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2045	36,450	33,363
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2045	23,705	21,651
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2046	1,248,479	1,136,528
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2046	183,656	167,311
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2046	151,682	138,184
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2046	96,892	88,255
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2046	36,306	32,947
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2046	29,757	27,074
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2046	17,566	16,015
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2046	10,389	9,455
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2047	264,045	238,889
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2047	191,058	172,856
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2047	132,786	120,136
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2047	8,378	7,580
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2048	1,732,602	1,564,288
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2048	345,099	311,574
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2048	75,776	68,415
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2048	44,763	40,456
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2048	30,250	27,312
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2027	16,850	16,785
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2027	618	615
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2027	249	248
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2028	10,936	10,861
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2029	970,655	959,461
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2029	29,055	28,720
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2029	14,964	14,819
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2029	9,227	9,120
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2029	3,901	3,857
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2030	37,040	36,432
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2031	53,470	52,370
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2033	154,270	147,831
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2034	125,933	120,087
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2034	33,198	31,657
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2035	371,476	355,508
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2035	56,617	53,829
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	2,224,456	2,055,231
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	103,741	95,741
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	81,647	75,150
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2045	351,395	320,931
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2045	36,181	33,133
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2045	9,057	8,286
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2046	22,711,267	20,962,681
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2046	2,923,751	2,703,042
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2046	23,122	21,049
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2046	15,164	13,794
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2046	2,273	2,076
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2048	228,266	206,091
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2050	20,023	18,084
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	63,296	56,514
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2027	3,673	3,656
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2027	2,010	2,001
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2027	447	445
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2027	200	199
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2028	4,601	4,568
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2028	1,620	1,607
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2029	253,451	250,527
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2029	12,519	12,356
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2029	3,530	3,488
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2030	4,892	4,819
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2031	46,034	45,014
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2031	40,002	39,164
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2031	37,349	36,582
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2031	2,498	2,454
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2033	22,058	21,110
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2033	4,691	4,495
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2033	3,900	3,732
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2034	253,105	241,354
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2034	127,944	122,004
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2039	255,698	240,127
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	428,399	396,727
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	216,531	200,820
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	163,841	151,676
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	161,375	149,748
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	82,313	75,920
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	61,552	56,782
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	390,451	361,195
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	371,243	342,215
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	125,046	116,205
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	111,247	102,353
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	54,577	50,106
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	24,099	22,200
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2045	259,744	237,592
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2045	121,249	110,971
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2045	66,315	60,796
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2045	55,137	50,364
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2045	51,929	47,484
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2045	10,444	9,544
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	2,779,263	2,530,834
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	224,189	203,700
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	188,019	170,523
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	99,121	90,209
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	98,819	90,064
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	79,211	72,079
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	66,484	60,405
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	41,200	37,542
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	19,518	17,749
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	14,203	12,931
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2047	2,235,651	2,015,254
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2047	360,639	326,844
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2047	121,694	110,100
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2047	88,081	79,690
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2049	6,800	6,118
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2052	145,600	129,499
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2027	20,039	19,968
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2027	15,012	14,959
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2027	2,585	2,574
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2028	23,706	23,514
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2028	1,335	1,325
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2029	14,008	13,842
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2030	49,598	48,768
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2031	58,659	57,453
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2033	858,491	821,587
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2033	694,378	664,529
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2033	24,767	23,702
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2035	150,966	144,240
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2037	558,548	527,879
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2037	267,049	252,386
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2039	360,944	338,964
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	420,408	389,446
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	360,670	334,167
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	333,165	308,840
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	63,060	58,346
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	60,509	55,702
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	59,944	55,527
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	55,627	51,315
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	46,565	42,858
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	25,517	23,517
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	19,656	18,096
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	14,319	13,537
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	829,215	765,043
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	417,033	382,489
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	94,681	87,146
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	3,611,679	3,292,006
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	745,862	677,909
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	468,124	425,797
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	448,452	407,952
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	314,454	285,936
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	104,415	94,814
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	34,072	31,042
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	6,293	5,729
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2047	297,087	269,247
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2047	271,526	245,658
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2047	75,594	68,392
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2047	44,861	40,643
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2047	12,512	11,320
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2047	8,589	7,771
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2047	4,063	3,676
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2047	2,943	2,663
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2048	72,578	65,459
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2048	62,194	56,133
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2048	20,603	18,595
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2049	59,077	53,154
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2051	66,656	59,639
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052	14,599,026	13,007,434
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052	1,324,328	1,182,846
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052	565,566	503,907
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2053	24,907	22,160
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2027	12,897	12,840
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2028	1,314	1,303
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2029	7,948	7,848
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2029	2,533	2,509
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2030	12,369	12,162
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2031	43,272	42,366
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2032	6,936	6,771
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2033	520,586	498,208
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2033	46,468	44,471
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2034	83,686	79,424
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2034	68,875	65,678
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2035	1,604,617	1,530,124
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2037	662,349	625,183
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2037	633,089	598,555
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2037	163,687	155,014
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2037	33,061	31,257
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2037	22,704	21,452
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2041	1,077,282	1,007,348
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	174,590	161,616
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	86,271	79,854
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	61,214	56,654
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	1,257,148	1,156,546
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	758,223	697,926
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	163,789	151,461
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	163,782	151,046
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	78,989	72,671
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	19,009	17,493
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	3,541	3,258
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	3,148	2,888
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	1,613	1,499
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2044	117,317	108,811
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2045	2,310,516	2,110,253
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2045	365,935	334,680
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2045	308,785	282,366
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2045	83,650	76,422
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2045	81,948	74,693
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2046	1,646,708	1,497,992
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2046	43,927	39,950
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2047	12,395	11,214
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2047	6,009	5,442
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2047	4,868	4,404
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2048	826,112	745,085
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2048	157,125	141,714
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2048	14,059	12,697
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2049	5,801,804	5,259,942
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2049	156,283	140,954
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2049	22,252	20,021
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2051	9,873	8,833
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2052	10,126,325	9,031,842
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2052	650,131	578,848
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2027	2,751	2,739
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2027	43	42
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2029	144,990	143,157
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2029	4,024	3,973
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2029	1,217	1,202
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2030	9,730	9,574
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2030	2,559	2,521
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2031	109,086	106,843
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2031	50,036	48,967
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2032	1,044,037	1,002,093
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2032	12,868	12,375
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2032	12,207	11,717
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2033	480,555	459,898
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2037	128,331	121,210
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2039	305,308	286,716
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	949,029	880,686
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	458,993	425,893
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	260,417	241,656
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	244,387	226,268
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	242,250	224,308
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	211,878	195,176
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	198,131	185,315
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	163,380	151,316
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	159,858	149,315
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	161,114	148,972
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	58,427	54,083
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	40,219	37,149
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	39,151	36,004
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	25,589	23,683
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	4,408	4,081
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	4,039	3,735
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2043	3,619,201	3,331,358
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2043	56,450	52,006
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2043	56,092	51,723
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2043	42,920	39,495
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2043	15,013	13,899
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2044	8,306	7,602
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2045	3,604	3,287
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	980,290	888,697
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	25,524	23,126
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	20,523	18,650
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	5,924	5,385
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	36,979,184	34,130,710
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	3,240,419	2,927,652
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	2,553,496	2,310,224
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	55,399	50,052
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	44,433	40,144
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2048	322,269	290,660
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2048	251,560	226,886
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2048	148,286	133,835
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2048	10,142	9,154
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2049	5,799,022	5,217,551
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2049	4,780,826	4,301,450
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2049	706,151	635,345
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2049	44,225	39,790
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2049	7,826	7,041
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2052	34,557,834	30,768,727
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2052	1,889,234	1,682,088
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2052	448,558	398,955
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2052	48,734	43,391
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2028	13,076	12,954
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2029	28,491	28,089
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2029	18,856	18,632
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2029	16,323	16,111
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2030	11,202	11,010
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2031	10,176	9,960
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2031	7,614	7,442
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2032	10,639	10,212
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2033	394,371	377,418
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2033	264,161	252,805
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2033	21,369	20,450
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2033	21,214	20,302
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2034	281,131	268,079
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2039	144,434	135,639
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	3,838,337	3,553,662
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	2,066,509	1,913,244
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	366,095	338,460
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	137,957	127,932
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	98,957	91,029
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	62,123	57,148
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	53,839	50,196
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	40,711	37,558
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	28,726	26,589
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	15,082	13,971
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	10,864,555	10,044,629
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	1,809,166	1,668,966
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	892,551	820,630
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	49,104	45,298
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	3,635	3,341
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2044	3,730	3,417
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2045	4,399,209	4,016,847
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2045	822,034	751,431
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2045	94,998	86,934
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2045	75,400	68,472
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2045	47,673	43,378
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	20,736	18,859
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	16,883	15,338
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2047	3,620,435	3,270,989
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2047	57,054	51,547
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2047	31,357	28,330
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2047	9,560	8,637
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2048	880,928	794,524
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2049	45,407,631	40,826,210
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2049	88,761	79,805
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2049	3,872	3,482
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2050	15,313,049	13,772,818
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2026	72	72
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2026	39	37
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2027	819	815
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2028	578,476	573,086
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2028	109,971	109,027
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2028	6,433	6,380
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2028	410	406
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2029	65,697	64,768
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2029	6,699	6,602
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2030	37,751	37,118
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2030	15,979	15,705
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2030	1,228	1,204
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2033	996,360	953,530
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2033	727,843	696,555
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2033	3,655	3,492
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2036	390,737	370,033
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2037	149,659	141,261
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2037	34,571	32,599
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2039	777,103	729,053
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	1,691,719	1,568,064
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	1,373,366	1,270,334
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	561,723	523,284
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	390,583	361,420
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	339,094	313,591
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	270,041	250,667
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	238,348	219,654
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	214,633	197,612
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	209,660	193,721
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	196,803	181,664
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	113,493	104,626
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	88,974	82,607
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	67,905	63,118
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	66,652	61,371
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	37,459	34,780
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	34,530	31,756
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	26,489	24,487
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	13,386	12,393
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2043	1,021,473	937,285
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2043	491,685	452,802
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2043	409,232	376,982
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2043	41,884	38,681
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2043	7,475	6,964
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2045	334,356	305,246
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2045	90,759	82,980
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2045	77,210	70,336
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2045	47,638	43,423
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2045	39,155	35,740
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2045	14,845	13,519
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2045	8,000	7,306
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2046	100,831	91,934
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	313,940	283,638
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	28,344	25,608
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	5,404	4,883
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	2,652	2,396
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2048	46,642	42,009
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2048	11,189	10,077
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2048	6,370	5,741
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2049	380,760	342,343
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2050	32,190,399	28,942,536
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2050	14,247,136	12,880,901
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2027	1	0
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2033	207,525	203,928
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2040	25,251	24,156
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2040	1,685	1,612
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	1,252,971	1,194,791
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	354,247	338,236
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	335,111	319,687
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	200,998	191,891
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	51,280	48,890
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	15,147	14,458
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	10,698	10,216
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	607,245	577,293
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	561,613	534,212
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2043	4,290,819	4,081,165
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2044	413,806	391,071
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2044	86,553	81,946
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2045	130,172	122,601
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2045	111,548	105,078
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2045	78,656	73,980
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2045	55,895	52,553
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2045	46,229	43,517
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2045	44,068	41,754
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2045	19,091	18,026
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2045	5,133	4,841
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2045	4,911	4,626
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2045	4,435	4,198
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2045	3,409	3,216
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2046	1,019,744	958,129
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2046	261,374	245,337
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2046	40,068	37,677
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2046	36,743	34,560
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2046	34,468	32,401
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2046	4,920	4,619
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2046	4,403	4,131
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2047	678,358	632,574
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2047	16,424	15,316
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2047	12,218	11,393
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2047	2,901	2,705
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2048	5,587,089	5,201,273
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2048	230,746	214,451
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2049	664,973	616,767
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2049	491,708	456,063
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2049	69,914	64,846
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2049	10,728	9,951
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2049	5,863	5,438
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2050	436,822	403,791
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2050	202,498	187,186
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2050	27,119	25,118
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2051	412,152	377,650
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2052	1,346,083	1,240,089
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2033	174,583	171,397
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2034	614,259	599,170
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2037	701,597	678,881
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2037	255,621	247,265
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2037	33,540	32,444
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2038	1,198,436	1,142,643
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2039	8,608	8,265
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	261,944	249,965
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	144,158	137,859
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	124,888	119,149
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	96,967	92,930
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	86,523	82,676
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	81,825	78,211
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	53,847	51,480
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	12,529	11,969
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	5,874	5,620
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	1,583,874	1,509,978
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	623,494	594,354
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	451,528	430,901
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	206,810	197,207
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	84,327	79,961
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	49,071	46,532
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	33,135	31,494
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	29,163	27,762
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	371,093	351,014
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	126,975	120,119
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	59,138	55,910
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	58,290	55,169
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	22,337	21,146
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2044	408,681	385,663
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2044	233,330	219,995
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2044	213,311	201,157
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2044	169,506	160,224
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2044	35,904	33,858
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2044	31,735	29,937
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2044	20,976	19,778
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2044	20,947	19,768
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2044	18,620	17,561
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2044	16,027	15,101
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2044	7,332	6,916
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2044	1,432	1,351
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	1,347,626	1,268,597
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	436,606	409,693
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	243,610	228,868
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	219,872	206,824
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	83,781	78,814
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	82,928	77,976
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	82,493	77,535
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	77,903	73,218
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	46,117	43,385
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	42,030	39,594
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	25,907	24,368
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	19,593	18,391
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	10,837	10,186
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	7,286	6,838
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	1,135,751	1,065,402
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	973,514	909,634
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	3,147	2,937
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2047	7,949,431	7,393,031
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2047	788,606	733,409
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2047	81,667	75,951
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2047	75,616	70,395
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2048	5,009,049	4,645,931
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2048	186,542	173,019
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2048	180,996	168,045
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2048	20,829	19,319
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2048	6,202	5,758
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2049	892,712	826,323
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2051	182,578	168,201
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2052	1,977,769	1,817,708
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2052	1,489,428	1,370,750
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2052	805,208	739,791
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2052	660,512	607,057
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2033	259,208	254,490
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2033	200	199
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2037	984,564	952,072
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2037	241,651	233,677
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2039	17,690	17,323
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	1,577,588	1,506,099
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	90,781	86,987
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	9,674	9,211
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	504,968	481,433
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	182,942	174,275
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	32,797	31,214
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	26,420	25,180
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	21,272	20,177
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	17,626	16,788
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	16,854	15,979
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	6,927	6,590
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	4,328	4,123
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	3,214	3,055
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2043	6,656,518	6,346,721
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2043	721,271	685,900
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2043	458,166	432,136
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2043	29,142	27,559
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2044	581,709	548,333
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2044	181,063	170,707
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2044	52,570	49,537
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2044	43,497	40,989
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2044	32,167	30,295
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2044	15,605	14,700
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2044	6,279	5,905
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2045	153,829	144,546
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2045	110,566	104,169
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2045	86,468	81,203
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2045	52,629	49,845
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2045	33,049	31,082
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2045	24,609	23,092
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2045	22,608	21,218
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2045	15,405	14,502
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2045	11,450	10,758
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2045	11,342	10,658
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2045	9,723	9,149
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2045	9,699	9,107
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2045	6,263	5,892
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2047	3,257,253	3,029,270
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2047	111,992	104,084
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2048	597,846	554,506
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2048	72,332	67,088
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2048	22,803	21,171
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2048	6,429	5,963
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2048	5,851	5,427
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2049	418,002	386,917
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2049	82,789	76,632
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2049	48,723	45,236
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2050	591,834	548,931
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2052	233,389	214,501
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2034	96,818	94,379
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2037	2,560,616	2,475,313
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	539,769	514,707
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	93,813	89,596
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	12,579	12,000
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	711,382	677,748
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	215,390	204,952
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	86,280	82,124
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	51,386	48,949
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	1,171	1,116
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2042	246,307	233,076
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2043	389,248	367,087
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2043	116,201	109,933
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2043	14,432	13,649
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	65,840	62,031
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	46,868	44,183
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	39,519	37,252
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	27,282	25,713
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	25,881	24,397
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	23,707	22,337
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	12,629	11,908
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	2,030,969	1,910,357
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	163,179	153,533
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	77,981	73,396
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	70,246	66,003
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	54,029	50,729
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	53,563	50,379
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	53,411	50,220
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	45,399	42,639
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	23,612	22,187
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	13,631	12,827
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	13,067	12,291
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	11,887	11,195
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2046	51,127	47,708
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2047	569,289	529,087
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2047	142,558	132,491
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2047	102,570	95,326
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2047	51,106	47,577
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2047	13,821	12,845
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2048	1,988,023	1,843,906
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2048	211,371	196,048
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2048	146,102	135,511
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2048	77,938	72,288
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2048	5,841	5,417
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2049	686,985	637,828
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2049	505,257	467,683
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2049	298,151	275,605
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2049	5,138	4,756
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2050	719,255	663,294
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2027	1,098	1,095
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2029	602	599
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2033	663,822	652,314
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2034	11,090	10,884
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2038	7,167,133	6,932,849
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2039	1,094,236	1,049,169
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	553,394	528,228
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	300,990	287,360
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	128,286	122,478
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	56,164	53,590
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	14,408	13,750
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	12,557	11,991
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	1,329,590	1,263,434
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	853,450	813,470
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	579,979	552,391
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	200,691	191,013
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	73,142	69,525
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	29,661	28,325
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	16,691	16,060
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	13,696	13,096
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2044	311,961	293,956
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2045	6,922,373	6,605,239
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2045	390,080	367,400
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2045	137,204	129,079
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2045	71,168	67,339
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2045	19,702	18,531
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2045	18,870	17,765
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2045	17,750	16,715
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2045	15,752	14,894
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2045	13,295	12,547
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2045	6,371	5,988
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2046	3,723,717	3,498,918
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2046	514,340	483,340
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2046	171,050	160,916
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2046	137,437	129,605
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2046	91,561	86,073
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2046	75,691	71,019
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2046	70,515	66,244
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2046	7,488	7,041
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2046	4,638	4,357
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2047	370,934	345,898
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2047	311,717	290,484
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2047	251,166	234,214
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2047	124,510	116,028
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2047	102,427	95,514
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2047	76,813	71,628
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2047	35,991	33,562
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2047	4,598	4,323
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2048	67,579	62,807
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2048	65,793	61,147
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2049	12,165,015	11,283,143
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2049	1,653,883	1,533,989
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2049	807,860	749,296
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2049	143,561	133,289
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2049	127,835	118,568
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2049	10,092	9,361
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2050	3,358,612	3,129,832
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2050	294,921	272,988
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2050	277,072	256,121
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2050	185,029	171,037
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2051	318,726	294,325
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2051	147,861	135,483
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2031	40,722	40,515
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2032	401,750	395,981
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2034	39,329	38,569
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2034	162	161
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2035	3,886	3,818
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	4,063	3,880
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	1,088,817	1,035,053
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	261,534	248,752
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	47,959	45,712
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	36,972	35,169
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	18,027	17,182
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2044	615,605	582,097
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2044	50,417	47,645
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2044	10,140	9,616
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	3,876,009	3,689,333
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	57,258	54,021
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	42,060	39,591
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	28,600	26,990
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	13,606	12,873
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	880	831
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	494,503	464,202
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	187,194	175,567
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	90,022	84,416
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	79,281	74,554
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	60,667	56,895
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	59,406	55,774
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	43,142	40,466
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	23,956	22,521
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	3,655	3,507
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2047	878,653	818,801
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2047	455,355	424,337
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2047	78,986	73,606
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2047	71,599	66,722
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2047	68,204	63,559
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2047	4,678	4,359
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2048	132,000	122,678
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2048	123,229	114,527
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2049	13,171,731	12,229,227
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2049	617,171	571,852
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2049	198,559	184,165
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2049	114,314	105,920
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2050	3,227,943	2,987,889
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2050	1,421,497	1,314,007
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2050	209,946	194,727
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2050	154,603	142,912
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2051	436,731	404,253
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2051	119,087	110,342
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2051	58,837	54,259
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2053	213,611	196,123
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2034	1,751	1,708
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2039	53,639	51,350
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2039	13,306	12,665
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2041	2,620,009	2,508,165
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2041	21,042	20,073
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2041	14,715	14,078
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	275,479	262,464
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	199,408	190,009
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	97,533	92,904
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	60,951	58,024
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	45,864	43,634
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2044	43,764	41,302
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2044	7,828	7,401
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	17,775,402	16,760,034
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	156,504	147,224
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	67,255	63,348
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2046	293,613	276,709
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2046	66,732	62,652
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2046	61,621	57,853
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2046	46,449	43,556
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2046	5,811	5,475
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2047	1,528,460	1,424,345
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2047	1,202,198	1,120,307
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2047	523,063	487,433
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2047	106,957	99,671
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2047	103,680	96,618
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2047	11,926	11,114
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2047	1,957	1,823
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	2,558,227	2,377,571
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	461,377	428,796
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	183,604	170,638
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	70,934	65,925
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	41,773	38,823
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	33,759	31,375
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	22,259	20,687
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2049	10,313,339	9,556,031
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2049	1,150,331	1,065,862
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2049	115,767	107,267
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2049	46,633	43,209
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2050	241,319	223,071
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2050	34,543	31,899
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	351,884	322,724
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	176,125	161,981
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2029	374	373
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2030	3,116	3,074
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2041	304,116	289,382
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2041	96,761	92,362
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2044	5,025,056	4,786,434
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2044	87,879	82,964
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2044	22,757	21,479
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2045	1,321,335	1,243,805
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2045	1,211,026	1,139,526
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2045	34,853	32,830
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2045	12,381	11,653
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2046	899,336	848,516
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2046	359,089	337,103
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2046	112,478	106,031
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	1,659,663	1,546,611
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	707,932	659,068
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	375,967	346,950
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	161,918	150,742
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	152,745	142,340
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	85,800	79,955
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	19,299	17,984
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	3,178,600	2,951,155
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	1,055,183	979,680
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	433,034	402,049
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	412,118	382,629
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	294,157	273,109
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	271,245	251,836
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	80,635	74,866
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	70,501	65,457
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	32,969	30,610
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2049	276,473	256,690
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2049	141,011	130,921
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2049	139,653	129,398
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2049	138,273	127,676
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2049	67,482	62,527
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2049	11,296	10,467
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2050	1,445,597	1,340,802
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2050	533,508	492,665
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2050	177,001	163,506
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2050	113,223	104,909
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2050	46,237	42,741
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052	3,303,739	3,037,399
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052	491,732	451,014
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2053	12,093,958	11,130,311
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2053	7,196,676	6,634,490
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2034	392,075	384,782
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2041	415,300	396,226
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2041	248,837	238,215
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2042	2,719,578	2,578,539
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2042	1,058,933	1,007,129
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2042	60,423	57,257
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2042	6,538	6,213
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2044	79,017	74,525
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2044	52,179	49,319
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2044	45,265	42,672
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2044	14,280	13,478
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2044	4,232	3,993
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2045	136,848	128,814
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2045	12,134	11,434
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2046	314,271	295,286
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2046	63,146	59,592
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2046	56,810	53,366
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2046	18,548	17,422
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2046	6,833	6,425
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2046	6,820	6,408
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2047	1,401,598	1,306,125
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2047	929,475	866,161
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2047	508,250	473,152
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2048	2,566,095	2,382,478
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2048	2,184,218	2,027,926
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2048	1,026,496	953,045
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2048	314,721	292,201
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2048	210,367	193,152
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2048	137,557	126,300
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2048	11,647	10,694
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2049	2,223,768	2,060,477
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2049	170,041	157,555
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2049	20,939	19,402
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2050	1,021,477	943,277
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2052	667,513	613,699
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2052	22,435	20,607
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2053	16,184,496	14,945,492
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2030	62,751	61,853
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2033	304,572	299,238
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2033	25,725	25,261
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2034	5,379	5,279
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2042	83,591	79,601
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2043	12,900	12,235
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2044	134,968	127,554
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2044	73,855	69,682
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2044	43,425	40,892
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2044	27,397	25,852
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2044	3,783	3,577
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2044	1,047	989
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2045	51,578	48,446
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2045	47,585	44,745
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	4,920,755	4,621,952
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	879,190	829,414
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	386,106	361,866
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	113,629	107,069
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	61,804	58,062
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	24,526	23,039
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	1,543	1,527
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	1,403	1,317
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	3,132,890	2,916,548
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	1,185,671	1,103,795
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	14,526	13,523
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	7,099	6,609
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2048	1,658,847	1,540,148
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2048	1,117,767	1,037,785
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2048	251,399	233,410
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2048	210,833	195,747
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2048	204,977	190,310
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2048	164,409	152,645
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2048	65,581	60,888
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2049	14,039,356	13,034,770
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2049	1,528,258	1,416,038
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2049	347,110	321,947
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2049	173,992	161,216
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2049	66,827	61,920
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2049	32,131	29,772
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2049	3,640	3,369
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2050	116,370	107,462
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2052	20,343,719	18,692,216
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2052	15,839,634	14,587,431
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2027	153	153
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2037	366,677	354,691
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	146,436	140,196
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	108,472	103,983
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2041	157,854	150,578
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2041	147,484	140,389
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2041	27,937	26,612
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2041	14,125	13,467
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2042	1,866,551	1,774,716
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043	102,157	96,642
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043	73,893	69,903
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043	40,533	38,272
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043	10,182	9,644
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043	9,262	8,767
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2044	575,021	541,981
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2044	216,916	204,752
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2044	92,037	86,793
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2044	63,758	60,664
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2044	56,427	53,278
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2044	54,829	51,693
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2044	51,319	48,936
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2044	49,557	46,777
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2044	33,365	31,456
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2044	29,766	28,035
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2044	19,517	18,668
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2044	11,311	10,671
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2044	9,336	8,807
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2044	2,616	2,476
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2044	1,127	1,071
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	985,183	931,107
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	415,723	390,716
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	339,837	319,785
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	109,576	102,971
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	97,570	91,975
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	68,021	64,167
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	59,375	55,759
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	57,723	54,299
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	50,220	47,239
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	18,204	17,540
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	18,555	17,470
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2046	902,872	851,343
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2046	30,490	28,451
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2046	26,545	24,997
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2047	2,604,447	2,424,597
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2047	127,083	118,307
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2047	29,507	27,469
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2048	2,836,407	2,633,448
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2048	643,474	597,430
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2048	532,754	494,633
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2048	368,120	337,995
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2049	1,707,545	1,582,160
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2049	753,641	697,595
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2049	395,461	366,052
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2050	1,210,989	1,119,417
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2050	169,710	156,877
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2051	558,870	515,981
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2051	291,956	269,058
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2051	136,548	125,838
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2052	25,153,729	23,118,038
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2052	10,667,470	9,884,158
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2052	8,789,647	8,078,301
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2052	7,584,756	6,970,922
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2052	778,622	716,338
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2026	3	2
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	531,915	510,348
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	117,549	111,564
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	67,222	64,583
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	54,484	52,376
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	34,946	33,443
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	7,391	7,096
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2040	12,891	12,293
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2040	11,629	11,104
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	2,302,606	2,198,628
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	936,113	893,289
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	882,854	840,265
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	129,881	123,504
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	116,254	110,997
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	115,748	110,301
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	79,713	75,759
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	38,246	36,409
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	32,921	31,356
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	29,198	27,792
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	17,998	17,289
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	7,694	7,327
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2043	660,596	625,557
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2043	585,140	554,011
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2043	290,646	274,835
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2043	2,216	2,097
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2044	4,428,538	4,176,382
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2044	1,691,785	1,594,932
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2044	1,625,754	1,532,468
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2044	108,670	102,520
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2044	100,772	95,291
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2044	54,614	51,480
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2044	16,038	15,116
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2044	11,994	11,249
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2044	3,242	3,064
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2044	1,399	1,336
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2045	435,092	408,798
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2045	238,217	223,994
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2045	105,838	99,538
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2045	94,016	88,296
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2045	54,848	51,554
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2045	51,371	48,317
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2045	44,721	42,073
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2045	24,091	22,673
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2045	9,936	9,348
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	2,089,098	1,966,199
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	1,024,983	957,726
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2047	3,576	3,329
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	19,674,944	18,267,104
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	558,459	518,498
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	524,308	486,791
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	225,483	209,348
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	224,811	208,724
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	138,351	128,322
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	82,091	76,217
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	81,538	75,703
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	66,251	61,511
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	18,134	16,763
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	11,348	10,536
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2049	12,172,222	11,278,416
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2049	5,389,226	4,998,548
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2049	913,270	845,352
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2049	90,856	84,184
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2050	2,591,886	2,401,564
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2050	107,905	99,577
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2052	7,139,606	6,561,797
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2052	2,440,326	2,242,830
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2052	2,375,652	2,187,103
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2052	1,228,281	1,128,876
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2052	530,324	487,405
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2052	385,831	354,606
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2053	6,510,438	5,989,651
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2027	13	12
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2027	1	0
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2041	144,254	140,991
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2041	46,333	45,321
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2041	28,948	28,270
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2042	34,868	33,970
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2043	3,142,731	3,069,287
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2044	153,185	148,992
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2044	130,355	126,728
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2044	81,481	79,150
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2044	15,670	15,223
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2044	2,161	2,100
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2044	1,769	1,720
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2044	754	732
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2045	36,066	34,962
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2045	4,248	4,132
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2046	28,893	27,801
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2047	1,174,386	1,127,079
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2047	99,352	95,474
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2047	40,845	39,200
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2047	3,088	2,960
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	294,865	281,605
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	14,667	14,067
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2049	523,228	498,227
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2049	212,614	202,455
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2049	169,508	161,409
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2049	128,845	122,810
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2049	27,513	26,310
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2049	19,819	18,872
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2049	13,016	12,406
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2049	9,935	9,531
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2049	5,151	4,904
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2050	5,318,966	5,069,798
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2050	331,877	315,500
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2050	106,267	101,023
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2050	27,081	25,770
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2026	2	1
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2029	4,076	4,055
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2035	4,042	3,979
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	1,380,563	1,352,661
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	146,131	143,355
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2040	89,171	87,174
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2040	73,593	72,093
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2040	63,722	62,337
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2040	7,465	7,297
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2041	63,713	62,272
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2041	9,592	9,402
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2041	7,610	7,408
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2041	6,887	6,737
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2041	5,771	5,636
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2041	3,005	2,925
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2043	210,843	204,822
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2043	22,657	22,025
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2043	18,177	17,664
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2043	17,004	16,533
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2043	5,058	4,917
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2043	3,570	3,465
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2043	1,210	1,177
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2044	130,713	127,692
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2044	105,603	102,324
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2044	94,315	91,787
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2044	66,917	64,948
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2045	1,703,999	1,664,897
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2045	16,010	15,420
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2046	152,331	146,194
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2046	96,100	92,229
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2046	84,441	81,145
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2046	23,574	22,624
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2046	8,063	7,856
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2046	1,476	1,416
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2047	335,229	320,572
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2047	183,600	175,573
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2047	166,241	159,025
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2047	47,129	45,083
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	2,781,920	2,651,600
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	1,233,538	1,176,909
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	451,898	430,729
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	236,829	225,734
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	109,986	104,834
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	9,465	9,067
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	1,142	1,088
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2049	557,118	529,801
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2049	116,344	111,002
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2049	15,811	15,046
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2050	270,091	256,679
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2050	20,740	19,710
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2050	11,322	10,792
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2052	19,012,702	18,015,104
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2029	2,935	2,920
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2037	763,596	752,038
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2038	76,675	75,131
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	366,914	358,450
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	170,923	167,116
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	133,564	130,531
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	129,648	126,370
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	21,000	20,475
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	19,888	19,445
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	9,910	9,679
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2041	7,548	7,382
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2043	299,841	291,367
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2043	45,630	44,301
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2043	6,511	6,326
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	94,345	91,425
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	89,467	87,020
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	50,345	48,787
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	41,048	39,767
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	6,027	5,873
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	5,174	5,022
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	2,653	2,579
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	2,459	2,387
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	1,194	1,159
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2045	175,019	168,407
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2045	565	545
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2046	584,655	561,103
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2047	501,706	479,771
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2047	25,951	24,817
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	1,142,019	1,087,293
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	854,117	814,106
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	639,135	609,194
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	382,527	365,324
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	382,289	364,380
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	143,192	136,484
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	136,520	130,125
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	126,238	120,442
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	63,985	60,716
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	56,704	54,048
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	33,167	31,614
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	32,572	31,046
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	18,130	17,304
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	6,530	6,224
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2049	854,045	812,169
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2052	10,672,746	10,112,746
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2054	1,358,365	1,280,724
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2054	1,245,548	1,176,302
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2054	1,074,478	1,012,727
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2054	1,012,678	954,795
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2054	799,901	753,681
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2055	726,065	682,432
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2028	12	11
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2035	1,859	1,833
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2039	599,431	587,242
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	47,525,407	46,434,766
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	44,888	43,841
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	23,640	23,092
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	1,414	1,382
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2041	18,570	18,105
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2043	29,463	28,688
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2043	1,969	1,917
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2043	1,657	1,611
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	93,046	90,111
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	68,950	66,836
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	56,061	54,320
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	44,884	43,463
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	22,239	21,552
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	17,230	16,784
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	4,119	3,989
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	4,086	3,964
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	2,249	2,186
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2045	173,158	166,616
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2046	159,076	152,668
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2046	57,800	55,471
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2046	54,409	52,217
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2046	3,708	3,559
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2046	2,739	2,628
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	1,074,906	1,024,552
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	927,835	884,371
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	369,312	352,012
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	289,443	275,884
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	248,451	236,813
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	234,229	223,256
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	226,319	215,718
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	51,975	49,541
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	51,247	49,199
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	48,349	46,084
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	37,702	36,054
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	29,721	28,533
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	29,523	28,140
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	25,090	23,930
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	21,994	21,046
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	20,707	19,756
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	14,097	13,437
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2050	294,552	280,017
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2052	6,412,908	6,076,422
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2054	971,335	916,119
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2054	572,517	539,615
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2040	55,889	54,649
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2040	23,379	22,863
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	223,202	218,331
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	168,182	164,414
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	41,695	40,629
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	25,832	25,254
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	21,655	21,173
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2042	114,476	111,538
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2042	71,500	69,597
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2044	2,378,924	2,314,382
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2044	1,928,590	1,876,249
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2044	1,631,387	1,587,761
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2044	1,537,015	1,494,538
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2044	1,432,528	1,394,444
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2044	1,075,370	1,047,248
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2044	726,226	706,298
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2044	415,588	403,945
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2044	251,929	245,634
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2044	251,081	244,735
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2044	198,243	193,295
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2044	154,830	150,562
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2044	149,727	145,294
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2044	107,584	104,770
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2044	92,183	89,516
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2044	53,712	52,200
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2044	52,697	51,209
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2044	27,392	26,582
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2045	91,474	88,566
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2045	1,954	1,898
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	4,368,771	4,241,922
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	449,075	430,424
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	404,999	388,178
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	175,408	168,123
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	53,041	50,838
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	45,657	43,760
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	341,931	326,554
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	260,492	248,778
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	4,629,991	4,408,758
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	368,057	350,471
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	308,989	294,224
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	226,592	215,623
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	120,429	114,674
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	94,564	90,046
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	88,975	84,612
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	88,604	84,370
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	21,140	20,150
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	9,927	9,452
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2050	2,784,002	2,646,625
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2050	175,413	167,031
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2050	20,539	19,526
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2055	26,484,094	25,028,261
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2055	1,270,473	1,199,047
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2055	910,145	858,976
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2056	43,402	40,823
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2035	4,421	4,355
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2040	197,759	193,156
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2040	40,319	39,424
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2040	14,158	13,850
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	330,663	322,910
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	55,069	53,818
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	40,666	39,712
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	37,817	36,941
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	25,906	25,411
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	17,773	17,325
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	13,150	12,825
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	5,567	5,440
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	3,315	3,230
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2044	163,986	159,307
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2044	133,994	130,161
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2044	115,944	112,581
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2044	88,411	85,958
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2044	81,555	79,194
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2044	33,243	32,380
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2044	13,826	13,423
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2044	10,692	10,364
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2044	3,676	3,581
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2045	21,602	20,970
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	979,638	951,912
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	839,841	821,108
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	13,409	12,914
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	8,749	8,419
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	2,280	2,191
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	473,445	453,781
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	13,396	12,857
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2048	484,934	463,127
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2048	104,526	99,826
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2048	37,424	35,741
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2049	734,125	699,047
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2049	352,275	335,222
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2049	148,178	141,005
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2049	22,550	21,515
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2050	195,892	186,225
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2050	10,002	9,508
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2056	149,381	140,376
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2035	7,615	7,497
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2035	2,517	2,498
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2035	2,096	2,064
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	50,916	49,875
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2040	37,911	37,086
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2040	12,489	12,205
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2040	3,028	2,958
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	1,271,852	1,241,529
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	54,988	53,757
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	26,824	26,147
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	12,094	11,808
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	6,851	6,690
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	233,646	227,004
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	84,660	82,506
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	69,324	67,345
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	59,239	57,600
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	12,878	12,505
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	10,920	10,600
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	7,080	6,879
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	5,919	5,754
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	1,791	1,739
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2045	37,273	36,103
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2046	12,163	11,703
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	252,168	241,695
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	58,387	55,962
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	57,300	55,064
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	12,082	11,580
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	443,967	424,001
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	345,394	329,862
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	23,525	22,467
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	22,023	20,897
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	18,684	17,758
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	10,130	9,665
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2049	3,414,300	3,254,357
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2049	273,201	260,147
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2049	171,372	163,076
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2049	34,730	33,049
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2049	23,403	22,270
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2049	3,008	2,870
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2050	1,232,784	1,171,952
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2050	118,519	112,670
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2050	21,597	20,532
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2054	6,018,761	5,674,743
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2054	158,605	149,539
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2056	24,750	23,258
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2035	3,284	3,245
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	1,035,296	1,014,126
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	60,492	59,324
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2040	144,900	141,847
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2040	71,210	69,775
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2041	192,337	187,606
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2044	466,157	452,639
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2044	138,191	134,201
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2044	122,079	118,590
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2044	62,201	60,416
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2044	32,527	31,618
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2044	28,911	28,024
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2044	16,642	16,162
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2044	3,853	3,739
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2045	91,033	87,679
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2046	46,338	44,529
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2046	26,658	25,884
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2046	16,635	15,985
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2046	5,257	5,052
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	130,967	125,528
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	14,406	13,807
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2048	1,015,501	968,881
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2048	152,529	145,527
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2048	96,547	92,114
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2048	85,773	81,836
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2048	56,548	53,952
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2048	30,881	29,463
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2048	6,520	6,241
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2049	266,821	253,905
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2049	214,249	203,878
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2049	10,203	9,677
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2049	5,733	5,459
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2049	5,320	5,062
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2050	14,840	14,108
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2053	906,448	858,320
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2053	133,951	126,839
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2056	3,130,892	2,942,153
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2056	3,011,261	2,829,735
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2056	2,695,815	2,533,304
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2056	368,911	346,672
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2028	479	478
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2031	1,149	1,140
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2038	35,073	34,378
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039	69,340	67,305
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039	14,221	13,943
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2040	5,030	4,920
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2042	66,573	64,814
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2044	38,798	37,674
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2045	108,474	105,326
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2045	8,975	8,672
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2045	6,473	6,263
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	143,232	137,283
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	60,363	57,856
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	43,786	41,885
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	3,300	3,163
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2048	1,865,087	1,779,465
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2048	393,142	375,093
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2048	350,270	334,190
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2048	279,634	267,059
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2048	71,727	68,049
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2048	55,886	53,355
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2048	36,045	34,223
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2048	35,237	33,729
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2048	26,742	25,514
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2048	20,446	19,521
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2048	12,262	11,722
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2048	5,473	5,222
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2049	3,947,678	3,755,100
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2049	171,860	163,541
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2049	77,649	73,890
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2049	56,589	53,903
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2049	48,603	46,250
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2050	926,906	881,168
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2050	21,458	20,440
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2056	16,298,579	15,412,831
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2056	10,578,192	10,013,236
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2056	4,411,097	4,179,646
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2056	2,375,973	2,253,533
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2056	1,116,407	1,060,969
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2056	937,328	880,824
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2031	61,861	61,340
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2031	33,776	33,466
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2031	23,838	23,619
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2035	1,793	1,766
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	1,605,170	1,572,377
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	624,236	610,947
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	55,794	54,551
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	44,572	43,686
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	42,924	42,001
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	25,544	24,998
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	21,114	20,687
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	13,049	12,783
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	8,097	7,925
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	4,904	4,806
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	4,841	4,732
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	2,117	2,074
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	1,810	1,786
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2040	52,704	51,517
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2040	33,600	32,849
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2040	18,128	17,761
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2040	8,517	8,316
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2040	5,352	5,234
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2041	98,043	95,871
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2041	3,440	3,359
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2044	43,484	42,228
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2044	28,437	27,616
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2044	18,734	18,153
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2044	2,924	2,839
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2045	72,673	69,995
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	2,069,829	2,024,095
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	357,600	341,965
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	205,765	197,219
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	87,067	83,260
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	3,383,917	3,231,742
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	2,534,630	2,410,985
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	356,924	340,539
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	351,299	335,172
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	40,333	38,481
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	16,897	16,132
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	4,815	4,597
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2049	564,901	537,555
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2049	14,078	13,467
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2049	12,271	11,685
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2049	7,872	7,516
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2052	4,259,683	4,041,502
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2052	21,281	20,191
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2027	1,327	1,324
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2029	623	620
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2035	6,308	6,212
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	555,100	543,262
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	541,046	529,332
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	85,306	83,367
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	60,900	59,595
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	49,512	48,601
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	46,750	45,810
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	37,970	37,195
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	34,639	33,898
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	21,423	21,022
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	19,097	18,686
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	14,030	13,828
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	2,937	2,871
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	1,312	1,286
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	1,545,944	1,512,155
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	1,301,972	1,273,245
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	116,047	113,393
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	99,058	96,895
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	76,502	74,962
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	30,538	29,962
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	6,243	6,099
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	3,098	3,028
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	286,071	279,543
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	61,877	60,319
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	43,484	42,465
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	40,492	39,529
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	12,380	12,059
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	8,144	7,953
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	5,826	5,682
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	5,630	5,501
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	128,754	124,989
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	126,514	122,659
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	114,583	111,282
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	51,459	49,981
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	38,878	37,738
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	24,335	23,650
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	12,772	12,416
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	3,193	3,093
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	2,901	2,811
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2046	2,425,750	2,356,597
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2046	1,029,337	989,159
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2046	35,990	34,597
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2046	22,247	21,351
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2046	6,669	6,409
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2046	2,847	2,733
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2047	21,192	20,125
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2048	839,615	801,595
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2048	686,323	654,816
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2048	659,204	628,942
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2048	407,914	389,188
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2048	175,888	167,813
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2048	54,017	51,537
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2048	23,553	22,472
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2048	9,031	8,616
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2048	8,699	8,300
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2048	1,793	1,711
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2049	3,554,408	3,382,348
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2049	120,567	114,731
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2049	47,112	44,832
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2049	4,723	4,509
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2050	316,633	300,910
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2052	30,162,919	28,617,971
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2029	5,891	5,862
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	125,205	123,574
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	5,348	5,269
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2038	136,210	133,510
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2038	51,628	50,589
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2039	1,010,706	990,396
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2039	10,087	9,881
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2039	9,419	9,208
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	511,699	500,182
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	39,005	38,144
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	7,439	7,272
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2041	810,318	789,744
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2042	6,165	6,029
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2043	110,840	107,949
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2043	68,507	66,612
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2043	23,079	22,562
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2043	4,720	4,609
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2044	13,688	13,431
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2044	7,056	6,837
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2044	3,231	3,131
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2045	6,827	6,606
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2046	75,862	72,806
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2046	25,238	24,221
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	96,063	91,863
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	44,315	42,544
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	28,874	27,702
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2048	1,255,746	1,198,098
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2048	693,899	662,044
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2048	45,616	43,522
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2048	37,657	35,893
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2049	3,901	3,710
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2050	43,969	41,951
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2050	42,871	40,743
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2050	41,376	39,322
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2050	9,533	9,071
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2050	4,739	4,517
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2052	20,418,638	19,372,793
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2054	1,254,447	1,183,530
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2055	303,501	285,395
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2037	19,240	19,183
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2038	25,073	24,978
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2040	31,808	31,624
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2041	64,552	64,163
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2041	7,063	7,018
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2044	135,669	134,455
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2044	104,991	104,021
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2044	83,148	82,396
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2044	74,721	74,061
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2044	63,004	62,440
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2044	61,847	61,365
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2044	27,619	27,487
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2044	12,424	12,309
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2049	547,609	539,363
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2049	142,155	140,014
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2049	16,927	16,651
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2049	5,726	5,613
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2049	1,447	1,401
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2050	21,330	20,647
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2051	5,878,454	5,778,910
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2053	8,466,514	8,254,353
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2053	482,507	470,265
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2053	302,697	294,752
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2054	1,177,723	1,144,162
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2055	715,387	693,660
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2035	422,371	421,180
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2035	1,822	1,816
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2039	29,344	29,295
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2039	2,475	2,459
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2041	274,390	272,600
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2043	64,500	64,003
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2044	110,314	109,252
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2045	338,509	336,420
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2048	3,085,431	3,076,645
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2048	236,176	228,568
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2048	10,279	10,124
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2048	5,572	5,493
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2049	1,197,299	1,176,276
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2050	567,002	557,401
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	10,610,235	10,344,355
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	3,830,224	3,730,771
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	1,365,203	1,330,992
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	1,355,204	1,321,244
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	986,671	961,052
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	64,388	62,835
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2053	1,753,681	1,708,640
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2054	418,464	405,754
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2054	18,050	17,502
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2055	53,539	51,746
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2033	636,411	634,816
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2034	196,073	195,521
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2035	70,240	70,003
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2036	2,688	2,680
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2039	240,569	239,473
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2039	10,504	10,463
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2040	111,920	111,250
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2043	339,603	336,631
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2044	230,626	229,138
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2044	23,340	23,280
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2044	3,463	3,451
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2048	232,577	228,784
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2048	11,742	11,550
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2049	473,642	465,326
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2049	33,357	32,813
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	29,704,302	28,959,947
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	48,991	47,763
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2054	6,011,615	5,829,035
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2054	1,103,270	1,069,763
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2054	98,263	95,163
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2054	60,444	58,608
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2054	53,613	51,985
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2029	29,174	29,186
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2039	56,794	56,459
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2039	24,450	24,300
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2040	665,304	662,608
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2040	72,724	72,426
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2043	172,125	171,310
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2043	91,459	90,770
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2043	2,212	2,192
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2044	20,039	19,853
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2048	1,078,851	1,061,257
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2048	786,667	773,837
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2048	266,877	262,525
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2048	158,205	155,823
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2048	139,482	135,002
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2049	1,466,632	1,440,879
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2049	513,363	504,349
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2049	335,910	330,431
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2050	298,665	288,885
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	18,385,071	17,924,363
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	4,953,222	4,829,100
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2054	72,005,397	69,818,500
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2054	888,586	861,599
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2054	875,223	851,650
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2055	25,196,330	24,686,019
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2036	2,561	2,553
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2037	609,677	607,890
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2038	45,343	45,211
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2038	4,002	3,982
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2038	2,714	2,702
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2039	945,581	946,070
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2040	14,858	14,768
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2041	24,375	24,276
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2041	4,315	4,285
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2045	18,846	18,736
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2047	60,051	59,334
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2047	7,174	7,079
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2048	6,759	6,664
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2048	1,772	1,746
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2049	1,999,083	1,966,481
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2049	534,377	525,662
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2049	16,572	16,302
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2049	15,493	15,303
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2049	6,955	6,841
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2050	13,118	12,917
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2053	1,078,909	1,047,557
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2056	35,758,747	34,549,786
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2056	8,061,323	7,789,284
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2056	1,417,431	1,369,953
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2030	67,151	67,178
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2030	155	155
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2035	2,336	2,328
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2036	2,475	2,467
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2037	3,137	3,124
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2038	42,332	42,166
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2038	24,490	24,368
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2038	3,363	3,352
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2038	3,223	3,207
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2039	2,438	2,427
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2040	38,155	37,930
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2041	683,535	680,791
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2041	239,034	238,037
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2041	108,459	107,700
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2041	9,157	9,098
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2042	76,914	76,336
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2044	101,546	100,686
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2044	61,702	61,175
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2044	48,146	47,696
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2044	19,984	19,801
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2048	9,126	8,991
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2049	898,580	883,926
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2049	90,934	89,394
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2049	26,104	25,711
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2050	210,750	207,049
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2050	68,774	67,523
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2053	37,290,232	36,206,622
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2053	25,447,730	24,794,135
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2053	301,806	294,054
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2056	10,997,255	10,622,015
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2034	360	359
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2035	411,336	410,087
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2035	121,919	121,540
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2035	49,319	49,159
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2038	40,412	40,224
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2039	6,928	6,904
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2040	391,349	389,007
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2040	117,117	116,433
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2040	11,820	11,746
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2040	3,252	3,233
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	850,314	846,768
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	468,108	465,034
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	220,955	219,632
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	213,363	212,017
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	152,932	151,888
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	123,092	122,284
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	121,968	121,210
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	48,898	48,702
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	40,558	40,303
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	6,381	6,339
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	4,017	3,991
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2042	1,873,297	1,860,664
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2044	66,147	65,531
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2047	124,480	122,800
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2047	56,940	56,171
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2048	702,075	688,826
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2048	26,831	26,435
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2048	22,019	21,652
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2049	134,515	132,448
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2049	67,269	66,130
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2049	38,858	38,213
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2053	33,493,203	32,632,970
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2053	2,007,526	1,955,965
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2053	650,744	631,834
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2053	27,000	26,283
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2056	12,089,493	11,676,983
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2056	446,184	431,009
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2056	241,253	233,048
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2030	7,497	7,500
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2035	3,179	3,169
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2036	29,204	29,104
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2038	12,963	12,903
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2038	3,724	3,705
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2039	80,160	79,770
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2039	12,120	12,062
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2040	30,576	30,393
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2040	28,931	28,756
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2040	10,614	10,548
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2040	5,769	5,730
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2040	4,983	4,954
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2041	198,155	196,864
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2041	58,835	58,448
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2041	45,805	45,614
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2041	11,006	10,934
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2041	6,629	6,585
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2042	24,323	24,167
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2042	20,868	20,741
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2042	3,486	3,462
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2047	42,238	41,668
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2047	7,299	7,200
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2048	698,981	681,684
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2048	273,277	269,589
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2048	244,963	241,274
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2049	1,612,666	1,586,366
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2049	20,238	19,895
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2049	11,774	11,579
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2049	9,687	9,377
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2049	2,444	2,403
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2050	454,116	445,859
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2053	671,871	653,954
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2053	77,991	75,988
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2055	2,264,624	2,191,598
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2056	50,348,931	49,165,918
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2056	14,730,871	14,228,235
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2035	33,118	33,022
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2035	10,347	10,317
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2036	13,133	13,088
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2037	6,554	6,532
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2038	9,143	9,103
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2038	4,241	4,220
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	760,061	758,070
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	40,864	40,679
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	17,698	17,639
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2040	71,089	70,649
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2040	11,255	11,186
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2040	2,259	2,245
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2040	1,461	1,457
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	17,334,827	17,262,536
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	430,961	427,957
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	147,494	146,879
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	141,849	140,989
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	132,537	131,593
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	13,966	13,866
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	1,550	1,540
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2047	3,418	3,372
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2048	597,222	577,755
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2048	395,439	387,878
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2048	56,961	55,872
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2048	3,145	3,090
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2049	322,877	317,409
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2050	5,224	5,129
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2052	2,119,911	2,075,400
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2053	71,793	69,904
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2055	4,624,787	4,475,655
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2056	23,846,161	23,032,499
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2030	52,275	52,290
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2033	1,916	1,911
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2034	1,223,073	1,219,677
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2034	43,229	43,108
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2035	833,119	830,838
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2035	492,095	490,652
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2037	37,687	37,592
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2037	12,360	12,321
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2039	41,513	41,262
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2039	11,226	11,167
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2040	8,228	8,178
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2040	5,336	5,312
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2040	5,098	5,067
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2040	857	852
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2040	693	689
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2041	1,999,800	1,991,461
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2041	151,306	150,388
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2041	81,282	80,767
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2044	62,406	62,171
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2047	127,123	125,327
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2047	75,486	74,420
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2048	620,368	608,661
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2048	96,201	94,385
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2049	35,228	34,632
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2052	8,773,008	8,586,066
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2054	94,271	91,245
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2056	37,088,517	35,823,009
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2030	17,016	17,019
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2030	3,857	3,858
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2033	116,188	115,901
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2035	3,376	3,365
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2035	1,951	1,944
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2035	1,093	1,089
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2039	50,682	50,420
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2040	38,279	38,132
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2040	9,741	9,683
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2040	7,593	7,544
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2040	3,125	3,106
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2041	22,000,007	21,908,261
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2041	87,494	87,050
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2041	64,575	64,160
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2043	136,649	135,611
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2043	9,890	9,842
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2044	56,972	56,494
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2047	322,481	317,927
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2047	132,750	130,875
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2048	3,955,019	3,894,225
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2048	447,724	440,982
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2048	130,851	128,840
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2049	911,475	896,610
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2053	25,755,867	25,247,284
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2055	12,458,712	12,045,285
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2056	995,965	961,981
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2029	1,515	1,516
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2035	78,077	77,876
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2040	1,427	1,418
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2041	64,142	63,715
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2041	58,021	57,637
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2043	726,311	720,604
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2043	5,776	5,731
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2044	8,289	8,230
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2044	4,817	4,776
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2048	419,253	412,809
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2048	382,287	376,411
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2048	83,671	82,411
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2048	10,285	10,130
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2049	399,160	392,650
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2049	55,159	54,190
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2049	10,387	10,205
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2054	2,941,875	2,852,526
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2054	1,182,180	1,146,276
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2054	34,772	33,716
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2034	2,397	2,420
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2037	25,864	26,167
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2037	16,887	17,098
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2037	12,987	13,150
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2038	33,685	34,072
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2038	29,957	30,306
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2038	16,969	17,163
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2038	7,498	7,585
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2039	13,749	13,904
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2039	10,897	11,022
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2039	665	673
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2040	144,077	145,799
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2040	24,775	25,060
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2041	319,789	323,467
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2049	857,449	868,193
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2049	416,870	424,360
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2049	306,775	312,287
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2053	331,336	330,300
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2053	22,090	22,065
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2054	881,166	877,997
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2054	51,798	51,563
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2054	23,894	23,755
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2055	6,528,465	6,484,591
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2055	3,625,166	3,600,804
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2035	13,871	14,036
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2035	4,065	4,109
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2035	978	989
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2036	6,612	6,693
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2037	62,690	63,411
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2052	4,342,363	4,343,034
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2052	270,627	269,865
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	36,300,979	36,397,344
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	14,902,875	14,853,950
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	5,254,998	5,237,746
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	232,155	231,049
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	48,346	48,187
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054	1,552,316	1,543,824
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054	829,780	824,619
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054	482,686	479,593
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054	157,455	156,455
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2033	31,279	31,597
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2033	7,882	7,962
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2035	4,784	4,841
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2036	619,449	626,613
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2036	384,090	388,456
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2036	172,395	174,342
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2036	21,055	21,306
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2036	8,162	8,255
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2036	944	956
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2036	846	856
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2038	405,515	410,149
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2039	38,036	38,484
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2048	7,006	7,132
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2052	3,205,018	3,201,608
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2052	1,956,844	1,956,535
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2052	443,316	443,046
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2052	401,040	400,977
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2053	650,080	648,353
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2053	39,719	39,663
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2054	54,009,964	53,646,995
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2054	4,681,853	4,643,366
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2054	1,911,313	1,899,901
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2054	877,840	873,587
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2034	7,322	7,407
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2035	220,466	222,958
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2035	136,181	137,737
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2035	47,601	48,146
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2035	8,511	8,609
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2035	4,559	4,610
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2036	319,213	323,096
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2037	52,421	53,023
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2037	17,672	17,892
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2037	4,046	4,088
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2038	18,486	18,701
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2038	4,867	4,924
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2038	476	482
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2039	152,186	153,914
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2039	123,248	124,643
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2039	64,724	65,458
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2039	1,320	1,336
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2041	69,503	70,293
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2041	62,820	63,543
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2048	311,837	317,440
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2048	82,553	84,036
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2052	512,427	512,507
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2052	271,435	270,163
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2052	133,466	133,444
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2052	111,465	110,931
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2054	3,892,487	3,860,489
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2033	10,984	11,089
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2034	418,203	422,572
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2034	13,970	14,116
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2035	169,788	171,747
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2035	101,896	103,072
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2035	57,402	58,055
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2035	39,126	39,562
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2035	478	483
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2037	149,845	151,676
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2037	28,812	29,166
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2037	25,563	25,876
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2038	106,029	107,255
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2038	96,330	97,432
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2038	24,113	24,389
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2038	19,786	20,012
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2039	527,403	533,369
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2041	24,351	24,631
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2042	280,623	283,777
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2042	269,751	272,847
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2042	83,521	84,459
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2042	80,455	81,457
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2042	16,631	16,821
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2049	493,399	502,264
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2053	8,494,201	8,484,896
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2053	368,097	367,694
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2053	230,795	230,261
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2054	141,703	141,061
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2055	20,499,748	20,323,544
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2055	2,114,105	2,098,047
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2055	876,587	869,600
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2055	227,448	225,636
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2056	37,292,168	37,309,587
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2056	8,425,041	8,363,156
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2035	21,082	21,318
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2036	18,008	18,215
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2038	704,869	713,585
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2038	21,705	21,956
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2038	18,347	18,560
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2039	74,347	75,185
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2040	186,079	188,121
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2053	51,188,807	51,212,717
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2053	48,175	47,809
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2054	6,904,202	6,872,906
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2054	758,763	755,145
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2054	449,810	446,394
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2054	309,784	307,818
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2054	54,061	53,816
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2055	2,578,345	2,557,795
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2033	3,449	3,485
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2034	283,129	286,209
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2034	14,398	14,550
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2036	40,882	41,358
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2037	3,512	3,549
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2037	142	144
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2038	17,492	17,690
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2039	248,710	251,602
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2040	89,629	90,646
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2053	470,708	470,487
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2054	11,042,355	10,985,400
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2054	1,279,671	1,282,488
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2054	880,673	874,094
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2054	856,637	852,218
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2054	551,073	548,230
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2054	336,865	335,128
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2055	4,971,175	4,931,553
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2055	2,264,041	2,245,996
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2055	821,835	815,284
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2033	102,406	103,416
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2033	39,707	40,103
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2034	83,500	84,380
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2034	20,995	21,200
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2035	854,886	864,959
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2036	48,187	48,748
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2037	80,666	81,652
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2038	139,629	141,226
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2038	65,178	65,987
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2038	21,981	22,235
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2038	21,034	21,274
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2038	13,142	13,295
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2038	6,918	6,999
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2038	316	320
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2039	125,023	126,446
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2040	644,297	651,746
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2040	253,824	256,732
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2041	39,814	40,264
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2044	1,365,484	1,381,686
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2044	97,611	98,752
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2044	72,391	73,210
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2049	275,991	280,777
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2053	5,517,478	5,507,985
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2053	656,496	654,628
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2053	114,721	114,050
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2054	14,131,010	14,058,124
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2054	3,608,343	3,581,387
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2054	765,471	761,523
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2054	756,462	752,253
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2054	635,574	632,296
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2054	326,992	325,040
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2054	261,304	259,319
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2054	53,634	53,357
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2054	36,155	35,930
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2054	20,387	20,273
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2055	1,302,825	1,292,441
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2055	810,145	803,435
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2055	63,488	62,962
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2056	20,942,728	20,854,341
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2056	13,426,490	13,478,916
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2027	9,750	9,757
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2033	116,483	117,644
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2033	108,117	109,205
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2033	40,304	40,671
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2036	3,702	3,747
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2037	57,610	58,264
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2037	893	904
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2038	177,860	179,859
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2038	47,228	47,815
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2038	42,553	43,041
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2038	14,434	14,599
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2038	8,862	8,966
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2038	279	283
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2040	119,649	121,009
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2040	31,914	32,284
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2040	23,971	24,249
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2040	10,984	11,109
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2041	62,401	63,123
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2041	61,730	62,433
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2048	21,574	21,962
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2049	70,605	71,785
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	6,661,527	6,659,434
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	6,031,042	6,023,493
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	450,868	449,585
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	446,606	444,183
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	273,391	272,920
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	2,929,964	2,914,852
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	937,883	932,752
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	275,975	274,328
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	250,338	248,538
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2055	28,041,733	27,809,467
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2055	2,797,210	2,773,909
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2055	1,749,248	1,735,305
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2033	54,125	54,686
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2033	27,415	27,696
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2033	20,120	20,322
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2033	14,397	14,540
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2034	845,076	854,414
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2035	285,108	288,514
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2036	77,663	78,560
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2037	18,988	19,211
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2037	12,872	13,031
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2037	9,533	9,641
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2037	9,361	9,470
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2037	5,801	5,867
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2038	10,206	10,323
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2038	9,268	9,376
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2039	44,165	44,682
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2039	31,429	31,788
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2039	10,405	10,523
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2041	69,178	69,973
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	18,023,657	18,071,503
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	170,466	170,013
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2054	7,426,596	7,430,065
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2054	894,318	889,426
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2055	2,193,070	2,174,905
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2056	24,036,295	24,107,613
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2029	40,838	41,161
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2037	80,295	81,234
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2037	14,977	15,153
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2037	14,306	14,472
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2037	12,594	12,743
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2039	122,235	123,610
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2039	10,537	10,658
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2040	61,075	61,780
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	30,998,625	30,916,233
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	13,451,070	13,415,318
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	510,941	509,415
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	24,855	24,875
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	2,912,655	2,896,721
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2034	21,905	22,147
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2036	219,844	222,099
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2037	131,083	132,711
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2037	45,592	46,120
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2037	20,042	20,292
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2038	20,440	20,675
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2039	456,782	461,934
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2040	152,011	153,720
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2041	1,010,145	1,021,816
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2041	354,535	358,560
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2041	67,356	68,122
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2041	7,207	7,288
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2053	3,430,595	3,419,333
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2053	396,338	393,411
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2053	381,333	378,944
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2053	308,508	307,688
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2053	233,485	232,864
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054	460,492	457,973
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054	271,222	269,738
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2035	1,414	1,443
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2040	32,330	33,166
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2053	1,173,625	1,195,901
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2053	756,607	770,968
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2053	520,094	529,966
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2053	195,777	198,444
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2053	142,947	145,661
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2053	95,490	97,370
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2054	2,871,977	2,915,002
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2054	1,496,230	1,519,486
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2055	836,011	847,543
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2055	296,364	303,078
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2055	130,631	133,682
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2033	391,274	398,506
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2036	754	772
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2036	245	249
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2038	252,848	259,277
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2038	6,385	6,546
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2038	1,302	1,336
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2038	946	972
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2038	503	516
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2040	3,177	3,258
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2052	201,609	205,877
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2053	2,784,356	2,871,907
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2053	1,261,154	1,280,757
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2054	2,155,588	2,184,378
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2054	229,456	232,520
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2032	402,898	409,831
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2032	67,302	68,460
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	138,417	141,165
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2036	102,798	105,327
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2036	1,229	1,259
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2037	3,918	4,021
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2038	165,596	169,950
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2038	113,283	116,202
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2038	850	870
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	8,629,189	8,763,316
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	6,469,566	6,564,059
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	113,816	115,479
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2038	138,848	142,374
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2038	2,151	2,209
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2052	33,098,885	33,856,423
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2052	1,796,786	1,833,136
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2052	15,848	16,149
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2054	15,866,954	16,179,280
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2054	10,973,878	11,120,444
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2034	197,275	201,118
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2037	195,551	200,268
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2037	138,160	141,559
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2037	8,603	8,807
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2038	64,440	66,057
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2039	8,484	8,709
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2053	11,799,060	11,984,006
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2053	273,387	278,576
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	117,133	120,228
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	113,830	116,817
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	107,846	110,600
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2034	75,798	77,260
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2037	16,162	16,540
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2038	55,518	57,000
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2053	506,799	516,418
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2054	14,720,372	15,079,129
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2035	478,588	489,106
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2035	467,783	477,583
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2036	114,959	117,706
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2036	2,328	2,386
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2038	692	709
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2039	13,825	14,187
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2040	208,464	213,834
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2040	91,409	93,755
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2053	277,182	281,452
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2053	48,569	49,430
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2054	16,761,539	17,006,356
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2055	2,551,270	2,583,431
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2056	35,654,344	36,308,812
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2041	62,151	63,724
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2053	1,692,652	1,720,787
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2053	624,366	635,437
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	18,668,541	18,941,212
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	16,947,894	17,195,434
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2055	25,579,235	26,146,685
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	194,772	198,165
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2037	64,516	66,204
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2040	118,183	121,254
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2040	114,500	117,461
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2040	2,074	2,131
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	2,444,249	2,487,588
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	899,908	913,867
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	625,141	635,249
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	12,051,019	12,196,530
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2055	1,720,618	1,742,523
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2055	1,573,289	1,593,466
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2055	949,293	961,378
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2055	287,029	294,652
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2056	44,666,952	45,954,459
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2056	19,471,338	19,757,255
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2037	24,303	24,926
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2038	75,274	77,228
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2038	8,447	8,663
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2039	11,618,869	11,896,326
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2041	256,241	262,838
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053	4,803,354	4,926,423
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053	1,883,392	1,913,844
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053	1,230,706	1,249,258
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053	1,163,468	1,181,680
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053	851,262	866,688
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053	813,421	829,114
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	14,040,749	14,226,081
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	4,295,072	4,410,487
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	209,161	211,961
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	23,459,292	23,943,058
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	825,787	835,784
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	661,576	669,585
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	267,675	274,701
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	112,480	115,351
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2036	781	799
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2037	683	700
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2037	147	150
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2038	631	648
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2039	12,947	13,284
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2053	3,204,439	3,256,250
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2053	1,759,542	1,787,991
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2053	1,275,706	1,296,332
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2053	530,700	539,280
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2053	338,185	343,652
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2054	6,332,059	6,506,168
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2054	1,557,103	1,577,948
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2055	32,147,897	32,901,250
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2055	26,306,828	26,797,934
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2055	1,511,534	1,529,832
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2036	280,219	286,904
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2036	2,402	2,461
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2037	122,229	125,144
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2037	61,935	63,501
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2037	813	834
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2038	117,530	120,466
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2038	2,111	2,165
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2039	195,766	200,722
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2039	73,989	75,902
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2039	63,073	64,724
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	1,447,651	1,466,533
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	64,811	66,774
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2033	14,964	15,426
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2036	53,762	55,423
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2037	17,244	17,885
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2043	26,693	27,601
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2054	3,183,729	3,285,597
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2054	1,040,828	1,074,130
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2056	489,498	508,449
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2056	442,376	459,330
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2056	435,428	451,169
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2056	363,954	376,685
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2056	357,588	371,767
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2032	13,807	14,234
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2035	10,332	10,651
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2036	47,777	49,514
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2037	447,959	464,161
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2037	8,314	8,623
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2037	6,252	6,492
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2038	8,520	8,861
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2038	2,085	2,168
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2039	164,568	170,799
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2039	5,816	6,032
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2039	1,466	1,520
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2055	33,017	34,027
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2037	112,684	116,995
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2053	2,600,907	2,684,668
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2053	227,205	234,538
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2032	52,082	53,691
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2032	3,356	3,460
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2034	69,679	71,833
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2036	10,908	11,299
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2037	43,506	45,122
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2037	15,000	15,563
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2037	1,674	1,735
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2037	937	972
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2053	2,174,284	2,243,853
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2053	20,395	21,101
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2054	224,034	233,085
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2055	637,840	660,013
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2037	3,180	3,300
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2039	3,795	3,939
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2053	488,652	506,616
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2055	850,051	876,651
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2055	260,690	272,379
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2055	186,056	194,509
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2055	180,430	188,100
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2056	3,585,510	3,712,783
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2056	1,110,254	1,149,664
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2056	361,849	375,406
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2035	4,041	4,166
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2037	9,559	9,919
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2053	1,500,117	1,555,265
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2053	57,910	60,039
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054	4,724,374	4,875,536
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2055	12,049,901	12,426,981
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2055	606,686	625,387
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2035	16,558	17,126
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2053	10,778,291	11,174,523
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2054	5,062,667	5,231,774
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2055	58,697	60,533
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2056	327,947	339,803
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2031	2,903	2,993
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2038	12,174	12,629
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2039	14,028	14,558
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2053	729,407	755,253
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2055	2,409,216	2,484,608
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2056	1,611,158	1,668,845
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2035	89,667	92,465
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2035	55,900	57,627
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2036	9,609	9,955
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2040	2,870	2,976
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2053	306,377	317,712
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2055	2,507,766	2,588,632
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2055	298,078	311,901
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	42,664	43,983
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	29,853	30,776
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	84,156	86,757
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	81,790	84,317
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	32,709	33,738
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	3,589	3,700
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2036	12,501	12,970
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2036	1,934	1,996
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2038	602	626
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2053	560,738	584,129
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2053	150,015	155,401
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	9,273,561	9,741,263
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	7,248,255	7,581,534
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2031	4,784	4,932
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2032	4,518	4,657
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2032	3,534	3,643
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	233,368	240,580
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2037	7,242	7,524
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2037	4,663	4,839
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2037	333	346
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2054	3,086,377	3,182,959
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2055	1,299,182	1,345,623
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2032	46,205	47,633
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2032	5,257	5,419
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2036	50,462	52,248
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2036	2,005	2,067
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2037	500	520
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2038	20,015	20,634
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2039	1,361	1,417
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	30,173,019	31,169,876
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	2,099,439	2,171,206
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2054	251,565	261,890
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2055	1,896,996	1,964,213
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	316,699	331,696
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	40,121,156	42,133,886
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	2,531,832	2,675,855
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	2,511,406	2,642,660
Federal Home Loan Bank 5% 1/1/2056	54,104,927	52,732,215
Freddie Mac 5% 7/1/2056	996,531	962,528
Freddie Mac 5.5% 1/1/2055	195,862	194,300
Freddie Mac Gold Pool 1.5% 1/1/2037	698,689	622,099
Freddie Mac Gold Pool 1.5% 1/1/2037	273,192	241,793
Freddie Mac Gold Pool 1.5% 10/1/2036	6,104,998	5,403,336
Freddie Mac Gold Pool 1.5% 10/1/2036	1,202,346	1,064,158
Freddie Mac Gold Pool 1.5% 10/1/2036	796,550	708,237
Freddie Mac Gold Pool 1.5% 10/1/2036	662,675	588,997
Freddie Mac Gold Pool 1.5% 10/1/2041	11,045,505	9,162,944
Freddie Mac Gold Pool 1.5% 10/1/2051	54,249,921	40,647,741
Freddie Mac Gold Pool 1.5% 10/1/2051	3,653,343	2,737,334
Freddie Mac Gold Pool 1.5% 10/1/2051	1,556,349	1,166,123
Freddie Mac Gold Pool 1.5% 11/1/2036	43,701,561	38,678,836
Freddie Mac Gold Pool 1.5% 11/1/2036	17,767,645	15,725,567
Freddie Mac Gold Pool 1.5% 11/1/2036	2,139,892	1,905,317
Freddie Mac Gold Pool 1.5% 11/1/2036	1,437,410	1,270,858
Freddie Mac Gold Pool 1.5% 11/1/2036	818,364	724,308
Freddie Mac Gold Pool 1.5% 11/1/2036	657,178	584,111
Freddie Mac Gold Pool 1.5% 11/1/2036	607,958	540,554
Freddie Mac Gold Pool 1.5% 11/1/2036	481,673	429,023
Freddie Mac Gold Pool 1.5% 11/1/2036	363,957	321,785
Freddie Mac Gold Pool 1.5% 11/1/2036	318,581	281,966
Freddie Mac Gold Pool 1.5% 11/1/2037	1,421,919	1,257,384
Freddie Mac Gold Pool 1.5% 11/1/2040	7,887,507	6,612,878
Freddie Mac Gold Pool 1.5% 11/1/2051	65,312,453	48,936,544
Freddie Mac Gold Pool 1.5% 12/1/2036	30,969,819	27,410,383
Freddie Mac Gold Pool 1.5% 12/1/2036	7,412,993	6,561,000
Freddie Mac Gold Pool 1.5% 12/1/2036	2,240,298	1,994,717
Freddie Mac Gold Pool 1.5% 12/1/2036	1,912,028	1,692,274
Freddie Mac Gold Pool 1.5% 12/1/2036	482,327	426,892
Freddie Mac Gold Pool 1.5% 12/1/2036	72,578	64,531
Freddie Mac Gold Pool 1.5% 12/1/2050	12,468,367	9,346,047
Freddie Mac Gold Pool 1.5% 12/1/2051	34,893,910	26,144,897
Freddie Mac Gold Pool 1.5% 2/1/2037	163,087	144,215
Freddie Mac Gold Pool 1.5% 2/1/2042	5,586,720	4,660,909
Freddie Mac Gold Pool 1.5% 3/1/2036	5,765,855	5,119,388
Freddie Mac Gold Pool 1.5% 3/1/2037	211,824	187,313
Freddie Mac Gold Pool 1.5% 3/1/2037	183,190	161,993
Freddie Mac Gold Pool 1.5% 4/1/2037	11,902,181	10,524,936
Freddie Mac Gold Pool 1.5% 4/1/2037	692,224	612,124
Freddie Mac Gold Pool 1.5% 5/1/2051	1,024,800	768,170
Freddie Mac Gold Pool 1.5% 6/1/2036	287,412	254,828
Freddie Mac Gold Pool 1.5% 7/1/2035	1,929,803	1,719,465
Freddie Mac Gold Pool 1.5% 7/1/2036	2,518,658	2,233,118
Freddie Mac Gold Pool 1.5% 7/1/2041	28,581,706	23,803,496
Freddie Mac Gold Pool 1.5% 8/1/2035	183,647	163,630
Freddie Mac Gold Pool 1.5% 8/1/2036	8,244,983	7,310,250
Freddie Mac Gold Pool 1.5% 9/1/2050	28,063,275	21,061,999
Freddie Mac Gold Pool 1.5% 9/1/2051	870,779	652,447
Freddie Mac Gold Pool 1.5% 9/1/2051	472,122	353,746
Freddie Mac Gold Pool 2% 1/1/2036	598,629	544,822
Freddie Mac Gold Pool 2% 1/1/2036	412,303	375,116
Freddie Mac Gold Pool 2% 1/1/2036	408,454	371,102
Freddie Mac Gold Pool 2% 1/1/2051	527,161,938	416,713,499
Freddie Mac Gold Pool 2% 1/1/2051	28,340,403	22,402,658
Freddie Mac Gold Pool 2% 1/1/2051	9,649,305	7,624,613
Freddie Mac Gold Pool 2% 1/1/2051	4,679,151	3,697,336
Freddie Mac Gold Pool 2% 1/1/2051	2,228,584	1,769,322
Freddie Mac Gold Pool 2% 1/1/2051	1,551,142	1,231,486
Freddie Mac Gold Pool 2% 1/1/2052	4,263,661	3,407,666
Freddie Mac Gold Pool 2% 1/1/2052	3,990,580	3,189,411
Freddie Mac Gold Pool 2% 1/1/2052	61,461	48,392
Freddie Mac Gold Pool 2% 1/1/2054	901,486	708,948
Freddie Mac Gold Pool 2% 10/1/2035	31,484,589	28,634,985
Freddie Mac Gold Pool 2% 10/1/2035	301,139	274,542
Freddie Mac Gold Pool 2% 10/1/2036	1,178,381	1,065,836
Freddie Mac Gold Pool 2% 10/1/2036	785,638	710,603
Freddie Mac Gold Pool 2% 10/1/2036	455,617	412,102
Freddie Mac Gold Pool 2% 10/1/2036	380,885	344,864
Freddie Mac Gold Pool 2% 10/1/2036	28,192	25,552
Freddie Mac Gold Pool 2% 10/1/2050	1,055,229	834,802
Freddie Mac Gold Pool 2% 11/1/2035	15,107,026	13,725,558
Freddie Mac Gold Pool 2% 11/1/2035	1,688,807	1,539,651
Freddie Mac Gold Pool 2% 11/1/2036	10,553,840	9,545,865
Freddie Mac Gold Pool 2% 11/1/2050	42,716,189	33,766,498
Freddie Mac Gold Pool 2% 11/1/2050	5,510,558	4,356,012
Freddie Mac Gold Pool 2% 11/1/2050	4,015,235	3,219,154
Freddie Mac Gold Pool 2% 11/1/2051	34,764,105	27,371,859
Freddie Mac Gold Pool 2% 11/1/2051	32,840,448	25,898,299
Freddie Mac Gold Pool 2% 11/1/2051	29,854,343	23,543,428
Freddie Mac Gold Pool 2% 11/1/2051	847,474	673,358
Freddie Mac Gold Pool 2% 11/1/2051	761,299	599,416
Freddie Mac Gold Pool 2% 12/1/2035	11,548,704	10,492,628
Freddie Mac Gold Pool 2% 12/1/2035	1,625,308	1,476,681
Freddie Mac Gold Pool 2% 12/1/2035	364,611	330,015
Freddie Mac Gold Pool 2% 12/1/2036	3,119,909	2,829,733
Freddie Mac Gold Pool 2% 12/1/2036	1,249,850	1,133,604
Freddie Mac Gold Pool 2% 12/1/2036	482,319	436,103
Freddie Mac Gold Pool 2% 12/1/2050	10,251,471	8,103,632
Freddie Mac Gold Pool 2% 12/1/2050	6,022,224	4,760,477
Freddie Mac Gold Pool 2% 12/1/2050	3,486,825	2,756,282
Freddie Mac Gold Pool 2% 12/1/2050	1,571,478	1,242,229
Freddie Mac Gold Pool 2% 12/1/2050	694,006	542,962
Freddie Mac Gold Pool 2% 12/1/2050	604,734	478,033
Freddie Mac Gold Pool 2% 12/1/2050	168,033	132,828
Freddie Mac Gold Pool 2% 12/1/2051	63,909,701	50,899,111
Freddie Mac Gold Pool 2% 12/1/2051	6,143,159	4,836,876
Freddie Mac Gold Pool 2% 12/1/2051	2,454,020	1,959,038
Freddie Mac Gold Pool 2% 12/1/2051	1,282,317	1,016,858
Freddie Mac Gold Pool 2% 12/1/2051	535,300	421,473
Freddie Mac Gold Pool 2% 12/1/2051	89,823	71,228
Freddie Mac Gold Pool 2% 2/1/2035	278,927	255,789
Freddie Mac Gold Pool 2% 2/1/2035	19,439	17,836
Freddie Mac Gold Pool 2% 2/1/2036	25,032,930	22,712,493
Freddie Mac Gold Pool 2% 2/1/2036	460,761	419,634
Freddie Mac Gold Pool 2% 2/1/2051	1,865,392	1,458,825
Freddie Mac Gold Pool 2% 2/1/2051	298,326	235,729
Freddie Mac Gold Pool 2% 2/1/2051	121,437	95,994
Freddie Mac Gold Pool 2% 2/1/2052	867,342	682,097
Freddie Mac Gold Pool 2% 3/1/2036	5,443,505	4,938,917
Freddie Mac Gold Pool 2% 3/1/2037	384,836	348,803
Freddie Mac Gold Pool 2% 3/1/2037	26,294	23,856
Freddie Mac Gold Pool 2% 3/1/2051	144,056,791	113,829,686
Freddie Mac Gold Pool 2% 3/1/2051	849,783	664,571
Freddie Mac Gold Pool 2% 3/1/2051	806,817	630,969
Freddie Mac Gold Pool 2% 3/1/2051	208,292	164,456
Freddie Mac Gold Pool 2% 3/1/2052	13,284,313	10,567,469
Freddie Mac Gold Pool 2% 3/1/2052	4,092,829	3,244,272
Freddie Mac Gold Pool 2% 4/1/2036	15,414,461	13,985,611
Freddie Mac Gold Pool 2% 4/1/2036	408,725	370,199
Freddie Mac Gold Pool 2% 4/1/2036	58,457	52,837
Freddie Mac Gold Pool 2% 4/1/2042	23,717,144	20,416,187
Freddie Mac Gold Pool 2% 4/1/2051	48,720,085	38,466,812
Freddie Mac Gold Pool 2% 4/1/2052	9,354,338	7,414,925
Freddie Mac Gold Pool 2% 4/1/2052	4,952,554	3,933,490
Freddie Mac Gold Pool 2% 4/1/2052	875,323	688,373
Freddie Mac Gold Pool 2% 5/1/2033	13,335	12,399
Freddie Mac Gold Pool 2% 5/1/2037	76,957	69,571
Freddie Mac Gold Pool 2% 5/1/2037	39,666	35,853
Freddie Mac Gold Pool 2% 5/1/2037	16,116	14,569
Freddie Mac Gold Pool 2% 5/1/2051	64,816,432	51,175,639
Freddie Mac Gold Pool 2% 5/1/2051	1,322,992	1,059,448
Freddie Mac Gold Pool 2% 5/1/2052	122,862	96,621
Freddie Mac Gold Pool 2% 6/1/2035	885,952	807,428
Freddie Mac Gold Pool 2% 6/1/2035	112,711	102,580
Freddie Mac Gold Pool 2% 6/1/2036	12,138	10,990
Freddie Mac Gold Pool 2% 6/1/2040	714,509	617,878
Freddie Mac Gold Pool 2% 6/1/2051	3,676,908	2,926,074
Freddie Mac Gold Pool 2% 6/1/2051	283,571	221,677
Freddie Mac Gold Pool 2% 7/1/2035	10,973	9,987
Freddie Mac Gold Pool 2% 7/1/2036	55,894	50,608
Freddie Mac Gold Pool 2% 7/1/2050	287,857	227,726
Freddie Mac Gold Pool 2% 7/1/2051	36,124,654	28,668,879
Freddie Mac Gold Pool 2% 7/1/2051	7,619,411	6,008,742
Freddie Mac Gold Pool 2% 7/1/2051	2,380,839	1,910,289
Freddie Mac Gold Pool 2% 7/1/2051	2,281,398	1,799,133
Freddie Mac Gold Pool 2% 8/1/2035	14,056	12,810
Freddie Mac Gold Pool 2% 8/1/2035	8,949	8,139
Freddie Mac Gold Pool 2% 8/1/2036	940,222	851,305
Freddie Mac Gold Pool 2% 8/1/2036	227,677	207,213
Freddie Mac Gold Pool 2% 8/1/2037	713,913	645,394
Freddie Mac Gold Pool 2% 8/1/2050	3,027,767	2,416,112
Freddie Mac Gold Pool 2% 8/1/2051	37,106,666	29,262,680
Freddie Mac Gold Pool 2% 9/1/2035	4,851,695	4,412,579
Freddie Mac Gold Pool 2% 9/1/2035	11,179	10,167
Freddie Mac Gold Pool 2% 9/1/2036	2,233,265	2,019,971
Freddie Mac Gold Pool 2% 9/1/2036	18,582	16,807
Freddie Mac Gold Pool 2% 9/1/2041	153,605,301	131,426,539
Freddie Mac Gold Pool 2% 9/1/2050	2,038,726	1,612,856
Freddie Mac Gold Pool 2% 9/1/2050	31,724	25,097
Freddie Mac Gold Pool 2% 9/1/2050	23,803	18,831
Freddie Mac Gold Pool 2% 9/1/2050	15,040	11,898
Freddie Mac Gold Pool 2% 9/1/2051	26,517,142	20,911,678
Freddie Mac Gold Pool 2.5% 1/1/2030	24,838	24,156
Freddie Mac Gold Pool 2.5% 1/1/2031	401,192	386,908
Freddie Mac Gold Pool 2.5% 1/1/2032	87,526	83,793
Freddie Mac Gold Pool 2.5% 1/1/2035	520,186	483,137
Freddie Mac Gold Pool 2.5% 1/1/2037	41,866	38,251
Freddie Mac Gold Pool 2.5% 1/1/2040	1,526,004	1,361,153
Freddie Mac Gold Pool 2.5% 1/1/2050	21,605	17,933
Freddie Mac Gold Pool 2.5% 1/1/2051	2,729,282	2,261,138
Freddie Mac Gold Pool 2.5% 1/1/2051	1,946,452	1,611,367
Freddie Mac Gold Pool 2.5% 1/1/2051	538,278	451,668
Freddie Mac Gold Pool 2.5% 1/1/2051	250,601	207,773
Freddie Mac Gold Pool 2.5% 1/1/2051	40,650	34,109
Freddie Mac Gold Pool 2.5% 1/1/2051	21,339	17,639
Freddie Mac Gold Pool 2.5% 1/1/2052	26,310,503	21,641,333
Freddie Mac Gold Pool 2.5% 1/1/2052	563,602	463,583
Freddie Mac Gold Pool 2.5% 1/1/2052	404,721	330,748
Freddie Mac Gold Pool 2.5% 1/1/2052	360,295	299,283
Freddie Mac Gold Pool 2.5% 1/1/2052	127,297	104,030
Freddie Mac Gold Pool 2.5% 1/1/2053	93,698	76,777
Freddie Mac Gold Pool 2.5% 10/1/2029	236,002	230,043
Freddie Mac Gold Pool 2.5% 10/1/2029	136,466	133,021
Freddie Mac Gold Pool 2.5% 10/1/2031	258,726	248,015
Freddie Mac Gold Pool 2.5% 10/1/2031	34,779	33,677
Freddie Mac Gold Pool 2.5% 10/1/2031	34,213	32,796
Freddie Mac Gold Pool 2.5% 10/1/2032	1,271,988	1,210,172
Freddie Mac Gold Pool 2.5% 10/1/2034	424,756	398,094
Freddie Mac Gold Pool 2.5% 10/1/2037	102,303	94,313
Freddie Mac Gold Pool 2.5% 10/1/2049	892,214	741,685
Freddie Mac Gold Pool 2.5% 10/1/2050	96,549,143	79,928,054
Freddie Mac Gold Pool 2.5% 10/1/2050	76,055,816	63,580,639
Freddie Mac Gold Pool 2.5% 10/1/2051	84,909,494	69,973,778
Freddie Mac Gold Pool 2.5% 10/1/2051	640,559	523,880
Freddie Mac Gold Pool 2.5% 10/1/2051	23,509	19,374
Freddie Mac Gold Pool 2.5% 11/1/2027	1,732	1,712
Freddie Mac Gold Pool 2.5% 11/1/2034	227,440	212,919
Freddie Mac Gold Pool 2.5% 11/1/2034	6,966	6,521
Freddie Mac Gold Pool 2.5% 11/1/2037	257,784	237,651
Freddie Mac Gold Pool 2.5% 11/1/2037	16,544	15,252
Freddie Mac Gold Pool 2.5% 11/1/2039	108,566	96,965
Freddie Mac Gold Pool 2.5% 11/1/2049	456,828	379,755
Freddie Mac Gold Pool 2.5% 11/1/2050	37,307,626	31,106,573
Freddie Mac Gold Pool 2.5% 11/1/2051	2,292,769	1,916,694
Freddie Mac Gold Pool 2.5% 11/1/2051	242,633	198,437
Freddie Mac Gold Pool 2.5% 12/1/2029	318,494	310,010
Freddie Mac Gold Pool 2.5% 12/1/2031	12,371	11,843
Freddie Mac Gold Pool 2.5% 12/1/2032	1,019,740	968,316
Freddie Mac Gold Pool 2.5% 12/1/2032	55,461	52,733
Freddie Mac Gold Pool 2.5% 12/1/2034	126,728	118,570
Freddie Mac Gold Pool 2.5% 12/1/2035	3,666,714	3,402,123
Freddie Mac Gold Pool 2.5% 12/1/2040	106,210	93,978
Freddie Mac Gold Pool 2.5% 12/1/2046	25,767	21,573
Freddie Mac Gold Pool 2.5% 12/1/2049	19,318,787	16,035,287
Freddie Mac Gold Pool 2.5% 12/1/2049	1,801,398	1,495,225
Freddie Mac Gold Pool 2.5% 12/1/2051	54,690,261	45,377,790
Freddie Mac Gold Pool 2.5% 12/1/2051	2,359,313	1,928,086
Freddie Mac Gold Pool 2.5% 12/1/2051	1,900,247	1,552,926
Freddie Mac Gold Pool 2.5% 12/1/2051	1,367,225	1,129,291
Freddie Mac Gold Pool 2.5% 12/1/2051	1,272,077	1,062,230
Freddie Mac Gold Pool 2.5% 12/1/2051	483,722	395,309
Freddie Mac Gold Pool 2.5% 12/1/2051	341,690	279,237
Freddie Mac Gold Pool 2.5% 2/1/2027	5,737	5,703
Freddie Mac Gold Pool 2.5% 2/1/2030	503,509	489,183
Freddie Mac Gold Pool 2.5% 2/1/2032	195,145	186,814
Freddie Mac Gold Pool 2.5% 2/1/2032	74,343	71,124
Freddie Mac Gold Pool 2.5% 2/1/2032	40,858	39,406
Freddie Mac Gold Pool 2.5% 2/1/2032	37,051	35,447
Freddie Mac Gold Pool 2.5% 2/1/2033	1,364,293	1,295,487
Freddie Mac Gold Pool 2.5% 2/1/2035	21,128	19,603
Freddie Mac Gold Pool 2.5% 2/1/2036	57,574	53,096
Freddie Mac Gold Pool 2.5% 2/1/2050	337,795	280,382
Freddie Mac Gold Pool 2.5% 2/1/2051	249,394	206,149
Freddie Mac Gold Pool 2.5% 2/1/2051	181,108	149,590
Freddie Mac Gold Pool 2.5% 2/1/2052	97,148,223	79,907,901
Freddie Mac Gold Pool 2.5% 2/1/2052	2,198,704	1,808,513
Freddie Mac Gold Pool 2.5% 2/1/2052	2,134,298	1,755,537
Freddie Mac Gold Pool 2.5% 2/1/2052	1,926,762	1,584,831
Freddie Mac Gold Pool 2.5% 2/1/2052	1,445,104	1,188,650
Freddie Mac Gold Pool 2.5% 2/1/2052	1,434,765	1,180,146
Freddie Mac Gold Pool 2.5% 2/1/2052	1,421,277	1,169,051
Freddie Mac Gold Pool 2.5% 2/1/2052	1,301,559	1,070,579
Freddie Mac Gold Pool 2.5% 2/1/2052	1,297,453	1,067,202
Freddie Mac Gold Pool 2.5% 2/1/2052	1,213,405	991,623
Freddie Mac Gold Pool 2.5% 2/1/2052	470,017	384,109
Freddie Mac Gold Pool 2.5% 2/1/2052	197,418	163,494
Freddie Mac Gold Pool 2.5% 2/1/2053	34,923	28,573
Freddie Mac Gold Pool 2.5% 3/1/2028	300,542	296,735
Freddie Mac Gold Pool 2.5% 3/1/2028	977	963
Freddie Mac Gold Pool 2.5% 3/1/2030	9,505	9,230
Freddie Mac Gold Pool 2.5% 3/1/2031	60,534	58,288
Freddie Mac Gold Pool 2.5% 3/1/2032	6,548,747	6,259,762
Freddie Mac Gold Pool 2.5% 3/1/2033	1,164,748	1,105,958
Freddie Mac Gold Pool 2.5% 3/1/2033	126,691	120,304
Freddie Mac Gold Pool 2.5% 3/1/2035	460,184	426,977
Freddie Mac Gold Pool 2.5% 3/1/2037	564,820	520,709
Freddie Mac Gold Pool 2.5% 3/1/2037	416,332	384,468
Freddie Mac Gold Pool 2.5% 3/1/2051	871,603	712,621
Freddie Mac Gold Pool 2.5% 3/1/2052	1,413,239	1,162,440
Freddie Mac Gold Pool 2.5% 3/1/2052	860,108	702,900
Freddie Mac Gold Pool 2.5% 3/1/2052	625,256	517,813
Freddie Mac Gold Pool 2.5% 3/1/2052	68,581	56,967
Freddie Mac Gold Pool 2.5% 3/1/2052	38,979	32,061
Freddie Mac Gold Pool 2.5% 4/1/2027	286	283
Freddie Mac Gold Pool 2.5% 4/1/2030	11,247	10,914
Freddie Mac Gold Pool 2.5% 4/1/2031	1,544,065	1,485,667
Freddie Mac Gold Pool 2.5% 4/1/2032	225,672	215,152
Freddie Mac Gold Pool 2.5% 4/1/2033	356,679	338,023
Freddie Mac Gold Pool 2.5% 4/1/2033	125,778	119,901
Freddie Mac Gold Pool 2.5% 4/1/2035	440,593	408,800
Freddie Mac Gold Pool 2.5% 4/1/2037	18,138,370	16,829,500
Freddie Mac Gold Pool 2.5% 4/1/2040	2,592,650	2,307,014
Freddie Mac Gold Pool 2.5% 4/1/2042	19,172,223	16,802,680
Freddie Mac Gold Pool 2.5% 4/1/2050	119,367	98,893
Freddie Mac Gold Pool 2.5% 4/1/2051	223,847	183,213
Freddie Mac Gold Pool 2.5% 4/1/2052	11,679,854	9,625,349
Freddie Mac Gold Pool 2.5% 4/1/2052	2,527,323	2,108,036
Freddie Mac Gold Pool 2.5% 4/1/2052	1,305,340	1,073,689
Freddie Mac Gold Pool 2.5% 4/1/2052	418,371	344,125
Freddie Mac Gold Pool 2.5% 4/1/2052	77,747	63,634
Freddie Mac Gold Pool 2.5% 4/1/2052	31,984	26,308
Freddie Mac Gold Pool 2.5% 5/1/2032	10,167	9,718
Freddie Mac Gold Pool 2.5% 5/1/2035	389,401	361,301
Freddie Mac Gold Pool 2.5% 5/1/2050	808,019	669,422
Freddie Mac Gold Pool 2.5% 5/1/2051	73,739,965	60,884,206
Freddie Mac Gold Pool 2.5% 5/1/2051	2,403,590	2,009,337
Freddie Mac Gold Pool 2.5% 5/1/2051	346,328	283,136
Freddie Mac Gold Pool 2.5% 5/1/2052	858,701	706,312
Freddie Mac Gold Pool 2.5% 6/1/2027	4,108	4,084
Freddie Mac Gold Pool 2.5% 6/1/2027	1,386	1,375
Freddie Mac Gold Pool 2.5% 6/1/2030	226,884	219,818
Freddie Mac Gold Pool 2.5% 6/1/2031	57,895	55,620
Freddie Mac Gold Pool 2.5% 6/1/2032	142,809	135,783
Freddie Mac Gold Pool 2.5% 6/1/2040	4,596,871	4,084,371
Freddie Mac Gold Pool 2.5% 6/1/2050	4,609,487	3,818,837
Freddie Mac Gold Pool 2.5% 6/1/2050	2,712,378	2,245,437
Freddie Mac Gold Pool 2.5% 6/1/2050	2,212,421	1,832,932
Freddie Mac Gold Pool 2.5% 6/1/2052	249,232	205,002
Freddie Mac Gold Pool 2.5% 7/1/2028	10,622	10,448
Freddie Mac Gold Pool 2.5% 7/1/2030	4,084,857	3,957,618
Freddie Mac Gold Pool 2.5% 7/1/2030	60,843	59,082
Freddie Mac Gold Pool 2.5% 7/1/2030	2,725	2,640
Freddie Mac Gold Pool 2.5% 7/1/2031	93,380	89,780
Freddie Mac Gold Pool 2.5% 7/1/2031	39,550	38,023
Freddie Mac Gold Pool 2.5% 7/1/2033	460,856	438,183
Freddie Mac Gold Pool 2.5% 7/1/2033	24,953	23,694
Freddie Mac Gold Pool 2.5% 7/1/2033	13,678	12,962
Freddie Mac Gold Pool 2.5% 7/1/2035	1,321,815	1,226,433
Freddie Mac Gold Pool 2.5% 7/1/2040	673,210	597,751
Freddie Mac Gold Pool 2.5% 7/1/2049	93,576	77,789
Freddie Mac Gold Pool 2.5% 7/1/2050	78,871,576	65,293,708
Freddie Mac Gold Pool 2.5% 7/1/2050	147,892	122,432
Freddie Mac Gold Pool 2.5% 7/1/2050	89,358	73,975
Freddie Mac Gold Pool 2.5% 7/1/2051	43,159,019	35,634,715
Freddie Mac Gold Pool 2.5% 7/1/2051	38,489,283	31,779,096
Freddie Mac Gold Pool 2.5% 7/1/2051	26,333,467	21,701,368
Freddie Mac Gold Pool 2.5% 7/1/2051	82,700	67,688
Freddie Mac Gold Pool 2.5% 7/1/2052	1,051,727	860,153
Freddie Mac Gold Pool 2.5% 7/1/2052	644,963	527,123
Freddie Mac Gold Pool 2.5% 8/1/2031	1,318,789	1,265,868
Freddie Mac Gold Pool 2.5% 8/1/2031	159,541	153,272
Freddie Mac Gold Pool 2.5% 8/1/2031	36,925	35,397
Freddie Mac Gold Pool 2.5% 8/1/2032	22,805	21,739
Freddie Mac Gold Pool 2.5% 8/1/2035	15,385,848	14,251,561
Freddie Mac Gold Pool 2.5% 8/1/2046	138,922	117,047
Freddie Mac Gold Pool 2.5% 8/1/2049	56,733	47,161
Freddie Mac Gold Pool 2.5% 8/1/2050	50,204,891	41,562,039
Freddie Mac Gold Pool 2.5% 8/1/2050	147,141	121,810
Freddie Mac Gold Pool 2.5% 8/1/2051	62,126,155	51,198,065
Freddie Mac Gold Pool 2.5% 8/1/2051	577,054	477,533
Freddie Mac Gold Pool 2.5% 8/1/2052	490,427	403,241
Freddie Mac Gold Pool 2.5% 8/1/2052	23,729	19,511
Freddie Mac Gold Pool 2.5% 9/1/2027	463	458
Freddie Mac Gold Pool 2.5% 9/1/2031	888,272	851,496
Freddie Mac Gold Pool 2.5% 9/1/2031	52,075	49,951
Freddie Mac Gold Pool 2.5% 9/1/2031	41,243	39,537
Freddie Mac Gold Pool 2.5% 9/1/2031	3,815	3,660
Freddie Mac Gold Pool 2.5% 9/1/2032	127,239	120,981
Freddie Mac Gold Pool 2.5% 9/1/2032	125,769	119,974
Freddie Mac Gold Pool 2.5% 9/1/2032	118,902	113,196
Freddie Mac Gold Pool 2.5% 9/1/2032	91,265	86,720
Freddie Mac Gold Pool 2.5% 9/1/2035	15,031,499	13,923,335
Freddie Mac Gold Pool 2.5% 9/1/2036	84,609	77,479
Freddie Mac Gold Pool 2.5% 9/1/2037	19,077	17,587
Freddie Mac Gold Pool 2.5% 9/1/2040	55,817	47,481
Freddie Mac Gold Pool 2.5% 9/1/2050	19,447,778	16,099,812
Freddie Mac Gold Pool 2.5% 9/1/2051	14,413,232	11,877,921
Freddie Mac Gold Pool 2.5% 9/1/2051	1,699,684	1,400,707
Freddie Mac Gold Pool 2.5% 9/1/2051	1,675,462	1,380,745
Freddie Mac Gold Pool 2.5% 9/1/2051	421,685	347,510
Freddie Mac Gold Pool 3% 1/1/2027	9,073	9,037
Freddie Mac Gold Pool 3% 1/1/2028	14,719	14,600
Freddie Mac Gold Pool 3% 1/1/2028	10,089	10,004
Freddie Mac Gold Pool 3% 1/1/2028	952	944
Freddie Mac Gold Pool 3% 1/1/2029	952	937
Freddie Mac Gold Pool 3% 1/1/2031	7,600	7,519
Freddie Mac Gold Pool 3% 1/1/2033	311,709	299,350
Freddie Mac Gold Pool 3% 1/1/2040	709,905	651,342
Freddie Mac Gold Pool 3% 1/1/2043	943,877	848,122
Freddie Mac Gold Pool 3% 1/1/2043	139,204	124,926
Freddie Mac Gold Pool 3% 1/1/2043	55,249	49,670
Freddie Mac Gold Pool 3% 1/1/2043	7,223	6,518
Freddie Mac Gold Pool 3% 1/1/2044	2,010,230	1,803,887
Freddie Mac Gold Pool 3% 1/1/2045	928,356	823,063
Freddie Mac Gold Pool 3% 1/1/2047	40,061,323	35,026,044
Freddie Mac Gold Pool 3% 1/1/2047	10,117	8,846
Freddie Mac Gold Pool 3% 1/1/2048	830,631	724,153
Freddie Mac Gold Pool 3% 1/1/2048	27,379	23,837
Freddie Mac Gold Pool 3% 1/1/2050	456,664	394,447
Freddie Mac Gold Pool 3% 1/1/2050	294,328	254,228
Freddie Mac Gold Pool 3% 1/1/2050	22,046	19,022
Freddie Mac Gold Pool 3% 1/1/2051	1,831,858	1,576,553
Freddie Mac Gold Pool 3% 1/1/2052	912,918	781,976
Freddie Mac Gold Pool 3% 1/1/2052	295,934	253,580
Freddie Mac Gold Pool 3% 10/1/2026	2,215	2,208
Freddie Mac Gold Pool 3% 10/1/2027	11,882	11,786
Freddie Mac Gold Pool 3% 10/1/2028	470,850	464,795
Freddie Mac Gold Pool 3% 10/1/2028	328,333	324,109
Freddie Mac Gold Pool 3% 10/1/2028	57,329	56,493
Freddie Mac Gold Pool 3% 10/1/2028	24,471	24,301
Freddie Mac Gold Pool 3% 10/1/2028	8,356	8,240
Freddie Mac Gold Pool 3% 10/1/2028	2,875	2,864
Freddie Mac Gold Pool 3% 10/1/2029	77,390	75,919
Freddie Mac Gold Pool 3% 10/1/2029	52,648	51,676
Freddie Mac Gold Pool 3% 10/1/2029	2,700	2,645
Freddie Mac Gold Pool 3% 10/1/2030	350,981	342,134
Freddie Mac Gold Pool 3% 10/1/2030	149,478	145,375
Freddie Mac Gold Pool 3% 10/1/2030	115,841	112,721
Freddie Mac Gold Pool 3% 10/1/2032	82,455	79,402
Freddie Mac Gold Pool 3% 10/1/2033	179,459	171,668
Freddie Mac Gold Pool 3% 10/1/2039	232,030	214,266
Freddie Mac Gold Pool 3% 10/1/2039	231,687	212,864
Freddie Mac Gold Pool 3% 10/1/2040	287,298	261,623
Freddie Mac Gold Pool 3% 10/1/2042	918,585	825,951
Freddie Mac Gold Pool 3% 10/1/2042	564,124	506,556
Freddie Mac Gold Pool 3% 10/1/2042	97,423	87,845
Freddie Mac Gold Pool 3% 10/1/2042	71,637	64,373
Freddie Mac Gold Pool 3% 10/1/2042	51,413	46,432
Freddie Mac Gold Pool 3% 10/1/2042	8,183	7,514
Freddie Mac Gold Pool 3% 10/1/2043	906,599	815,399
Freddie Mac Gold Pool 3% 10/1/2043	100,580	90,413
Freddie Mac Gold Pool 3% 10/1/2043	35,256	31,598
Freddie Mac Gold Pool 3% 10/1/2043	20,231	18,178
Freddie Mac Gold Pool 3% 10/1/2047	1,078,669	941,406
Freddie Mac Gold Pool 3% 10/1/2048	486,684	423,114
Freddie Mac Gold Pool 3% 10/1/2049	11,807,788	10,199,048
Freddie Mac Gold Pool 3% 10/1/2049	573,465	495,334
Freddie Mac Gold Pool 3% 10/1/2049	410,845	354,870
Freddie Mac Gold Pool 3% 10/1/2049	261,028	225,464
Freddie Mac Gold Pool 3% 10/1/2049	54,935	47,450
Freddie Mac Gold Pool 3% 10/1/2050	8,301,568	7,160,152
Freddie Mac Gold Pool 3% 10/1/2050	939,131	809,419
Freddie Mac Gold Pool 3% 10/1/2050	62,553	53,913
Freddie Mac Gold Pool 3% 10/1/2051	1,637,716	1,403,840
Freddie Mac Gold Pool 3% 10/1/2051	147,015	125,929
Freddie Mac Gold Pool 3% 11/1/2028	12,383	12,201
Freddie Mac Gold Pool 3% 11/1/2029	16,188	15,871
Freddie Mac Gold Pool 3% 11/1/2030	699,718	688,474
Freddie Mac Gold Pool 3% 11/1/2030	5,984	5,825
Freddie Mac Gold Pool 3% 11/1/2032	207,808	200,624
Freddie Mac Gold Pool 3% 11/1/2032	89,760	86,396
Freddie Mac Gold Pool 3% 11/1/2033	269,412	257,715
Freddie Mac Gold Pool 3% 11/1/2034	35,287	33,576
Freddie Mac Gold Pool 3% 11/1/2042	207,061	185,300
Freddie Mac Gold Pool 3% 11/1/2042	128,534	116,075
Freddie Mac Gold Pool 3% 11/1/2043	18,261	16,365
Freddie Mac Gold Pool 3% 11/1/2047	73,973	64,560
Freddie Mac Gold Pool 3% 11/1/2048	1,750,231	1,518,883
Freddie Mac Gold Pool 3% 11/1/2049	172,793	149,251
Freddie Mac Gold Pool 3% 11/1/2049	75,418	65,143
Freddie Mac Gold Pool 3% 11/1/2050	1,141,391	983,743
Freddie Mac Gold Pool 3% 11/1/2051	1,664,569	1,425,818
Freddie Mac Gold Pool 3% 12/1/2028	804	791
Freddie Mac Gold Pool 3% 12/1/2029	828,995	812,087
Freddie Mac Gold Pool 3% 12/1/2030	3,241	3,150
Freddie Mac Gold Pool 3% 12/1/2032	500,268	481,050
Freddie Mac Gold Pool 3% 12/1/2032	480,776	462,765
Freddie Mac Gold Pool 3% 12/1/2032	131,554	126,332
Freddie Mac Gold Pool 3% 12/1/2032	14,606	14,040
Freddie Mac Gold Pool 3% 12/1/2034	186,732	175,734
Freddie Mac Gold Pool 3% 12/1/2042	18,535,841	16,746,284
Freddie Mac Gold Pool 3% 12/1/2042	129,776	116,761
Freddie Mac Gold Pool 3% 12/1/2042	72,507	65,151
Freddie Mac Gold Pool 3% 12/1/2042	60,332	54,398
Freddie Mac Gold Pool 3% 12/1/2044	1,170,746	1,023,312
Freddie Mac Gold Pool 3% 12/1/2047	236,121	206,074
Freddie Mac Gold Pool 3% 12/1/2049	1,789,084	1,545,332
Freddie Mac Gold Pool 3% 12/1/2049	198,950	172,963
Freddie Mac Gold Pool 3% 12/1/2051	4,913,327	4,194,782
Freddie Mac Gold Pool 3% 12/1/2051	4,657,123	3,976,046
Freddie Mac Gold Pool 3% 12/1/2051	50,779	43,353
Freddie Mac Gold Pool 3% 2/1/2027	7,090	7,059
Freddie Mac Gold Pool 3% 2/1/2028	9,638	9,557
Freddie Mac Gold Pool 3% 2/1/2028	3,550	3,513
Freddie Mac Gold Pool 3% 2/1/2029	1,067	1,052
Freddie Mac Gold Pool 3% 2/1/2030	76,630	74,998
Freddie Mac Gold Pool 3% 2/1/2030	68,440	67,020
Freddie Mac Gold Pool 3% 2/1/2030	39,843	39,159
Freddie Mac Gold Pool 3% 2/1/2030	8,438	8,256
Freddie Mac Gold Pool 3% 2/1/2031	3,269	3,177
Freddie Mac Gold Pool 3% 2/1/2032	3,637	3,515
Freddie Mac Gold Pool 3% 2/1/2033	1,135,390	1,093,386
Freddie Mac Gold Pool 3% 2/1/2033	201,746	193,651
Freddie Mac Gold Pool 3% 2/1/2033	94,448	90,480
Freddie Mac Gold Pool 3% 2/1/2035	738,491	694,996
Freddie Mac Gold Pool 3% 2/1/2038	537,526	497,215
Freddie Mac Gold Pool 3% 2/1/2040	4,551,023	4,175,591
Freddie Mac Gold Pool 3% 2/1/2043	1,001,007	898,852
Freddie Mac Gold Pool 3% 2/1/2043	773,368	699,606
Freddie Mac Gold Pool 3% 2/1/2043	466,834	421,465
Freddie Mac Gold Pool 3% 2/1/2043	135,633	122,445
Freddie Mac Gold Pool 3% 2/1/2043	40,094	36,145
Freddie Mac Gold Pool 3% 2/1/2043	11,155	10,036
Freddie Mac Gold Pool 3% 2/1/2047	3,725,784	3,257,493
Freddie Mac Gold Pool 3% 2/1/2047	3,565,980	3,114,432
Freddie Mac Gold Pool 3% 2/1/2049	236,416	204,797
Freddie Mac Gold Pool 3% 2/1/2050	558,059	476,621
Freddie Mac Gold Pool 3% 2/1/2050	247,655	214,455
Freddie Mac Gold Pool 3% 2/1/2050	244,578	211,026
Freddie Mac Gold Pool 3% 2/1/2050	42,109	36,333
Freddie Mac Gold Pool 3% 3/1/2027	34,844	34,669
Freddie Mac Gold Pool 3% 3/1/2027	8,961	8,918
Freddie Mac Gold Pool 3% 3/1/2027	2,026	2,017
Freddie Mac Gold Pool 3% 3/1/2032	1,992,629	1,925,487
Freddie Mac Gold Pool 3% 3/1/2032	33,491	32,428
Freddie Mac Gold Pool 3% 3/1/2033	397,460	381,516
Freddie Mac Gold Pool 3% 3/1/2033	121,524	117,144
Freddie Mac Gold Pool 3% 3/1/2033	37,651	36,119
Freddie Mac Gold Pool 3% 3/1/2040	2,628,786	2,408,641
Freddie Mac Gold Pool 3% 3/1/2040	234,918	215,245
Freddie Mac Gold Pool 3% 3/1/2043	472,525	427,459
Freddie Mac Gold Pool 3% 3/1/2043	471,303	425,166
Freddie Mac Gold Pool 3% 3/1/2043	291,064	261,474
Freddie Mac Gold Pool 3% 3/1/2043	86,547	77,986
Freddie Mac Gold Pool 3% 3/1/2043	32,760	29,552
Freddie Mac Gold Pool 3% 3/1/2045	823,639	730,684
Freddie Mac Gold Pool 3% 3/1/2045	807,840	714,384
Freddie Mac Gold Pool 3% 3/1/2045	453,688	402,019
Freddie Mac Gold Pool 3% 3/1/2047	8,268,057	7,221,099
Freddie Mac Gold Pool 3% 3/1/2048	184,275	160,436
Freddie Mac Gold Pool 3% 3/1/2049	218,235	188,980
Freddie Mac Gold Pool 3% 3/1/2049	214,664	186,290
Freddie Mac Gold Pool 3% 3/1/2050	3,587,355	3,110,931
Freddie Mac Gold Pool 3% 3/1/2050	180,213	155,491
Freddie Mac Gold Pool 3% 3/1/2052	148,781	127,023
Freddie Mac Gold Pool 3% 4/1/2027	10,949	10,891
Freddie Mac Gold Pool 3% 4/1/2027	3,854	3,831
Freddie Mac Gold Pool 3% 4/1/2028	52,245	51,714
Freddie Mac Gold Pool 3% 4/1/2028	21,778	21,558
Freddie Mac Gold Pool 3% 4/1/2028	11,876	11,751
Freddie Mac Gold Pool 3% 4/1/2029	7,208	7,091
Freddie Mac Gold Pool 3% 4/1/2030	83,216	81,328
Freddie Mac Gold Pool 3% 4/1/2030	21,510	21,010
Freddie Mac Gold Pool 3% 4/1/2030	13,103	12,787
Freddie Mac Gold Pool 3% 4/1/2033	42,095	40,386
Freddie Mac Gold Pool 3% 4/1/2034	231,505	220,948
Freddie Mac Gold Pool 3% 4/1/2034	24,635	23,579
Freddie Mac Gold Pool 3% 4/1/2038	82,357	76,103
Freddie Mac Gold Pool 3% 4/1/2039	379,776	349,515
Freddie Mac Gold Pool 3% 4/1/2040	485,905	445,213
Freddie Mac Gold Pool 3% 4/1/2043	1,685,992	1,515,670
Freddie Mac Gold Pool 3% 4/1/2043	101,922	91,662
Freddie Mac Gold Pool 3% 4/1/2043	25,968	23,317
Freddie Mac Gold Pool 3% 4/1/2043	14,641	13,133
Freddie Mac Gold Pool 3% 4/1/2045	571,435	506,157
Freddie Mac Gold Pool 3% 4/1/2045	59,209	52,173
Freddie Mac Gold Pool 3% 4/1/2045	28,641	25,210
Freddie Mac Gold Pool 3% 4/1/2045	17,777	15,806
Freddie Mac Gold Pool 3% 4/1/2045	14,001	12,418
Freddie Mac Gold Pool 3% 4/1/2047	240,477	210,026
Freddie Mac Gold Pool 3% 4/1/2048	59,208	51,548
Freddie Mac Gold Pool 3% 4/1/2049	225,384	195,170
Freddie Mac Gold Pool 3% 4/1/2050	11,996,930	10,403,660
Freddie Mac Gold Pool 3% 4/1/2050	2,277,845	1,965,367
Freddie Mac Gold Pool 3% 4/1/2050	269,047	232,139
Freddie Mac Gold Pool 3% 4/1/2051	168,755	145,130
Freddie Mac Gold Pool 3% 5/1/2028	21,740	21,545
Freddie Mac Gold Pool 3% 5/1/2029	8,022	7,900
Freddie Mac Gold Pool 3% 5/1/2029	1,888	1,852
Freddie Mac Gold Pool 3% 5/1/2029	737	724
Freddie Mac Gold Pool 3% 5/1/2030	28,097	27,569
Freddie Mac Gold Pool 3% 5/1/2030	23,226	22,686
Freddie Mac Gold Pool 3% 5/1/2030	9,030	8,820
Freddie Mac Gold Pool 3% 5/1/2032	2,314,594	2,235,476
Freddie Mac Gold Pool 3% 5/1/2033	6,277	6,025
Freddie Mac Gold Pool 3% 5/1/2043	4,104,703	3,681,545
Freddie Mac Gold Pool 3% 5/1/2043	639,822	574,483
Freddie Mac Gold Pool 3% 5/1/2043	598,645	537,680
Freddie Mac Gold Pool 3% 5/1/2043	357,523	320,787
Freddie Mac Gold Pool 3% 5/1/2043	214,908	192,252
Freddie Mac Gold Pool 3% 5/1/2043	189,309	170,814
Freddie Mac Gold Pool 3% 5/1/2043	819	730
Freddie Mac Gold Pool 3% 5/1/2045	1,381,577	1,222,684
Freddie Mac Gold Pool 3% 5/1/2048	619,929	539,730
Freddie Mac Gold Pool 3% 5/1/2050	2,818,943	2,432,236
Freddie Mac Gold Pool 3% 5/1/2050	561,628	484,583
Freddie Mac Gold Pool 3% 5/1/2051	620,596	533,134
Freddie Mac Gold Pool 3% 5/1/2051	409,351	351,661
Freddie Mac Gold Pool 3% 6/1/2027	10,066	10,002
Freddie Mac Gold Pool 3% 6/1/2028	44,149	43,655
Freddie Mac Gold Pool 3% 6/1/2028	22,283	22,008
Freddie Mac Gold Pool 3% 6/1/2029	4,381	4,305
Freddie Mac Gold Pool 3% 6/1/2030	438,209	427,768
Freddie Mac Gold Pool 3% 6/1/2030	23,022	22,500
Freddie Mac Gold Pool 3% 6/1/2031	21,557	20,892
Freddie Mac Gold Pool 3% 6/1/2043	2,201,935	1,979,282
Freddie Mac Gold Pool 3% 6/1/2043	374,108	338,445
Freddie Mac Gold Pool 3% 6/1/2043	353,071	318,099
Freddie Mac Gold Pool 3% 6/1/2043	263,815	236,868
Freddie Mac Gold Pool 3% 6/1/2043	249,564	223,860
Freddie Mac Gold Pool 3% 6/1/2043	169,338	151,901
Freddie Mac Gold Pool 3% 6/1/2043	59,737	53,568
Freddie Mac Gold Pool 3% 6/1/2043	37,466	33,556
Freddie Mac Gold Pool 3% 6/1/2043	34,336	30,861
Freddie Mac Gold Pool 3% 6/1/2043	2,731	2,470
Freddie Mac Gold Pool 3% 6/1/2045	3,699,308	3,272,535
Freddie Mac Gold Pool 3% 6/1/2045	93,523	82,974
Freddie Mac Gold Pool 3% 6/1/2045	49,128	43,261
Freddie Mac Gold Pool 3% 6/1/2045	4,134	3,669
Freddie Mac Gold Pool 3% 6/1/2049	404,462	350,241
Freddie Mac Gold Pool 3% 6/1/2049	42,547	36,844
Freddie Mac Gold Pool 3% 6/1/2049	3,499	3,030
Freddie Mac Gold Pool 3% 6/1/2050	54,591,200	47,102,298
Freddie Mac Gold Pool 3% 6/1/2052	24,716,394	21,124,941
Freddie Mac Gold Pool 3% 6/1/2052	1,533,121	1,308,911
Freddie Mac Gold Pool 3% 6/1/2053	748,690	639,199
Freddie Mac Gold Pool 3% 7/1/2028	16,614	16,400
Freddie Mac Gold Pool 3% 7/1/2028	9,377	9,261
Freddie Mac Gold Pool 3% 7/1/2028	6,376	6,312
Freddie Mac Gold Pool 3% 7/1/2028	1,123	1,111
Freddie Mac Gold Pool 3% 7/1/2029	247,228	243,081
Freddie Mac Gold Pool 3% 7/1/2031	4,836	4,681
Freddie Mac Gold Pool 3% 7/1/2032	930,043	902,954
Freddie Mac Gold Pool 3% 7/1/2032	353,160	340,731
Freddie Mac Gold Pool 3% 7/1/2034	99,160	94,469
Freddie Mac Gold Pool 3% 7/1/2034	10,657	10,136
Freddie Mac Gold Pool 3% 7/1/2042	1,219,777	1,101,017
Freddie Mac Gold Pool 3% 7/1/2042	67,938	61,406
Freddie Mac Gold Pool 3% 7/1/2042	1,353	1,245
Freddie Mac Gold Pool 3% 7/1/2043	8,179,501	7,334,294
Freddie Mac Gold Pool 3% 7/1/2043	478,203	429,286
Freddie Mac Gold Pool 3% 7/1/2043	463,785	416,940
Freddie Mac Gold Pool 3% 7/1/2043	412,975	370,470
Freddie Mac Gold Pool 3% 7/1/2043	221,998	198,392
Freddie Mac Gold Pool 3% 7/1/2043	162,507	145,939
Freddie Mac Gold Pool 3% 7/1/2043	50,903	45,631
Freddie Mac Gold Pool 3% 7/1/2043	15,394	13,883
Freddie Mac Gold Pool 3% 7/1/2043	639	573
Freddie Mac Gold Pool 3% 7/1/2045	5,886,492	5,204,562
Freddie Mac Gold Pool 3% 7/1/2045	202,134	179,022
Freddie Mac Gold Pool 3% 7/1/2045	78,619	69,744
Freddie Mac Gold Pool 3% 7/1/2045	6,854	6,062
Freddie Mac Gold Pool 3% 7/1/2047	41,775	36,459
Freddie Mac Gold Pool 3% 7/1/2048	443,911	385,928
Freddie Mac Gold Pool 3% 7/1/2049	53,445	46,281
Freddie Mac Gold Pool 3% 7/1/2049	35,091	30,387
Freddie Mac Gold Pool 3% 7/1/2049	8,835	7,650
Freddie Mac Gold Pool 3% 8/1/2027	11,443	11,364
Freddie Mac Gold Pool 3% 8/1/2028	28,688	28,318
Freddie Mac Gold Pool 3% 8/1/2028	14,161	13,979
Freddie Mac Gold Pool 3% 8/1/2028	4,019	3,972
Freddie Mac Gold Pool 3% 8/1/2028	1,902	1,879
Freddie Mac Gold Pool 3% 8/1/2029	4,950	4,856
Freddie Mac Gold Pool 3% 8/1/2030	764,035	745,811
Freddie Mac Gold Pool 3% 8/1/2030	36,820	35,837
Freddie Mac Gold Pool 3% 8/1/2031	45,527	44,124
Freddie Mac Gold Pool 3% 8/1/2032	1,591,832	1,535,114
Freddie Mac Gold Pool 3% 8/1/2034	1,319,261	1,256,340
Freddie Mac Gold Pool 3% 8/1/2042	82,388	74,280
Freddie Mac Gold Pool 3% 8/1/2043	238,791	213,867
Freddie Mac Gold Pool 3% 8/1/2043	124,040	111,219
Freddie Mac Gold Pool 3% 8/1/2043	123,738	110,986
Freddie Mac Gold Pool 3% 8/1/2043	99,165	88,879
Freddie Mac Gold Pool 3% 8/1/2043	77,273	69,468
Freddie Mac Gold Pool 3% 8/1/2043	60,273	54,467
Freddie Mac Gold Pool 3% 8/1/2043	53,938	48,318
Freddie Mac Gold Pool 3% 8/1/2043	41,073	36,798
Freddie Mac Gold Pool 3% 8/1/2043	38,484	34,773
Freddie Mac Gold Pool 3% 8/1/2043	37,116	33,355
Freddie Mac Gold Pool 3% 8/1/2043	29,932	26,784
Freddie Mac Gold Pool 3% 8/1/2047	142,096	124,014
Freddie Mac Gold Pool 3% 8/1/2047	75,876	66,221
Freddie Mac Gold Pool 3% 8/1/2049	153,913	132,943
Freddie Mac Gold Pool 3% 8/1/2049	74,292	64,170
Freddie Mac Gold Pool 3% 8/1/2049	27,299	23,580
Freddie Mac Gold Pool 3% 8/1/2050	232,827	200,815
Freddie Mac Gold Pool 3% 8/1/2050	12,037	10,390
Freddie Mac Gold Pool 3% 9/1/2027	511	505
Freddie Mac Gold Pool 3% 9/1/2028	42,171	41,652
Freddie Mac Gold Pool 3% 9/1/2028	20,202	19,931
Freddie Mac Gold Pool 3% 9/1/2029	52,134	51,043
Freddie Mac Gold Pool 3% 9/1/2030	431,090	420,317
Freddie Mac Gold Pool 3% 9/1/2032	289,649	278,526
Freddie Mac Gold Pool 3% 9/1/2032	56,532	54,491
Freddie Mac Gold Pool 3% 9/1/2033	417,784	400,394
Freddie Mac Gold Pool 3% 9/1/2034	933,334	888,434
Freddie Mac Gold Pool 3% 9/1/2039	44,846	41,202
Freddie Mac Gold Pool 3% 9/1/2042	166,981	150,836
Freddie Mac Gold Pool 3% 9/1/2043	848,531	760,147
Freddie Mac Gold Pool 3% 9/1/2043	237,582	212,105
Freddie Mac Gold Pool 3% 9/1/2043	211,335	189,341
Freddie Mac Gold Pool 3% 9/1/2043	149,502	134,245
Freddie Mac Gold Pool 3% 9/1/2043	100,241	89,562
Freddie Mac Gold Pool 3% 9/1/2043	63,108	56,264
Freddie Mac Gold Pool 3% 9/1/2043	10,558	9,366
Freddie Mac Gold Pool 3% 9/1/2045	7,406	6,547
Freddie Mac Gold Pool 3% 9/1/2046	2,893,884	2,588,069
Freddie Mac Gold Pool 3% 9/1/2047	29,665	25,890
Freddie Mac Gold Pool 3% 9/1/2049	5,208,578	4,498,940
Freddie Mac Gold Pool 3% 9/1/2049	260,515	225,022
Freddie Mac Gold Pool 3% 9/1/2050	1,893,388	1,634,242
Freddie Mac Gold Pool 3.5% 1/1/2029	31,976	31,669
Freddie Mac Gold Pool 3.5% 1/1/2029	2,509	2,482
Freddie Mac Gold Pool 3.5% 1/1/2030	71,563	70,643
Freddie Mac Gold Pool 3.5% 1/1/2030	4,803	4,729
Freddie Mac Gold Pool 3.5% 1/1/2031	76,475	75,174
Freddie Mac Gold Pool 3.5% 1/1/2034	78,092	74,613
Freddie Mac Gold Pool 3.5% 1/1/2034	4,927	4,794
Freddie Mac Gold Pool 3.5% 1/1/2038	29,022	27,357
Freddie Mac Gold Pool 3.5% 1/1/2044	6,760,668	6,246,775
Freddie Mac Gold Pool 3.5% 1/1/2044	1,181,195	1,093,939
Freddie Mac Gold Pool 3.5% 1/1/2045	396,817	364,801
Freddie Mac Gold Pool 3.5% 1/1/2045	5,525	5,065
Freddie Mac Gold Pool 3.5% 1/1/2046	10,532	9,606
Freddie Mac Gold Pool 3.5% 1/1/2047	96,958	87,961
Freddie Mac Gold Pool 3.5% 1/1/2048	1,399,755	1,265,493
Freddie Mac Gold Pool 3.5% 1/1/2048	391,505	353,952
Freddie Mac Gold Pool 3.5% 1/1/2048	41,361	37,394
Freddie Mac Gold Pool 3.5% 1/1/2048	26,342	23,815
Freddie Mac Gold Pool 3.5% 1/1/2048	10,605	9,575
Freddie Mac Gold Pool 3.5% 1/1/2049	64,200	57,823
Freddie Mac Gold Pool 3.5% 1/1/2050	364,196	326,654
Freddie Mac Gold Pool 3.5% 1/1/2052	1,182,912	1,057,093
Freddie Mac Gold Pool 3.5% 1/1/2052	59,495	52,962
Freddie Mac Gold Pool 3.5% 10/1/2033	1,274,632	1,219,343
Freddie Mac Gold Pool 3.5% 10/1/2033	205,003	195,870
Freddie Mac Gold Pool 3.5% 10/1/2042	231,140	213,574
Freddie Mac Gold Pool 3.5% 10/1/2042	124,032	114,897
Freddie Mac Gold Pool 3.5% 10/1/2042	27,326	25,334
Freddie Mac Gold Pool 3.5% 10/1/2045	3,712,279	3,389,865
Freddie Mac Gold Pool 3.5% 10/1/2047	1,929,086	1,745,257
Freddie Mac Gold Pool 3.5% 10/1/2047	236,109	213,610
Freddie Mac Gold Pool 3.5% 10/1/2047	198,194	179,307
Freddie Mac Gold Pool 3.5% 10/1/2047	23,257	21,048
Freddie Mac Gold Pool 3.5% 10/1/2048	271,037	244,283
Freddie Mac Gold Pool 3.5% 10/1/2048	92,010	82,870
Freddie Mac Gold Pool 3.5% 10/1/2048	14,190	12,798
Freddie Mac Gold Pool 3.5% 11/1/2033	489,951	468,124
Freddie Mac Gold Pool 3.5% 11/1/2037	15,711	14,815
Freddie Mac Gold Pool 3.5% 11/1/2039	46,424	43,554
Freddie Mac Gold Pool 3.5% 11/1/2044	261,002	239,366
Freddie Mac Gold Pool 3.5% 11/1/2045	5,557,451	5,091,876
Freddie Mac Gold Pool 3.5% 11/1/2045	4,485	4,093
Freddie Mac Gold Pool 3.5% 11/1/2046	42,346	38,416
Freddie Mac Gold Pool 3.5% 11/1/2047	797,705	721,689
Freddie Mac Gold Pool 3.5% 11/1/2047	153,376	138,760
Freddie Mac Gold Pool 3.5% 11/1/2047	23,683	21,426
Freddie Mac Gold Pool 3.5% 11/1/2047	21,450	19,406
Freddie Mac Gold Pool 3.5% 11/1/2047	20,485	18,533
Freddie Mac Gold Pool 3.5% 11/1/2047	4,845	4,384
Freddie Mac Gold Pool 3.5% 11/1/2048	443,903	400,353
Freddie Mac Gold Pool 3.5% 11/1/2048	248,873	224,152
Freddie Mac Gold Pool 3.5% 11/1/2048	74,284	66,905
Freddie Mac Gold Pool 3.5% 11/1/2048	61,991	56,220
Freddie Mac Gold Pool 3.5% 11/1/2049	184,297	165,587
Freddie Mac Gold Pool 3.5% 11/1/2049	4,455	4,000
Freddie Mac Gold Pool 3.5% 11/1/2051	17,991,400	16,226,751
Freddie Mac Gold Pool 3.5% 12/1/2026	1,617	1,612
Freddie Mac Gold Pool 3.5% 12/1/2029	127,315	125,536
Freddie Mac Gold Pool 3.5% 12/1/2033	288,180	275,342
Freddie Mac Gold Pool 3.5% 12/1/2042	161,535	149,252
Freddie Mac Gold Pool 3.5% 12/1/2042	110,995	102,732
Freddie Mac Gold Pool 3.5% 12/1/2044	1,290,680	1,196,146
Freddie Mac Gold Pool 3.5% 12/1/2044	4,195	3,846
Freddie Mac Gold Pool 3.5% 12/1/2045	1,875,790	1,710,848
Freddie Mac Gold Pool 3.5% 12/1/2045	5,788	5,282
Freddie Mac Gold Pool 3.5% 12/1/2046	438,028	397,382
Freddie Mac Gold Pool 3.5% 12/1/2047	3,726,774	3,369,308
Freddie Mac Gold Pool 3.5% 12/1/2047	2,359,378	2,133,070
Freddie Mac Gold Pool 3.5% 12/1/2047	983,422	889,094
Freddie Mac Gold Pool 3.5% 12/1/2047	166,912	150,902
Freddie Mac Gold Pool 3.5% 12/1/2047	29,496	26,666
Freddie Mac Gold Pool 3.5% 12/1/2048	622,284	561,832
Freddie Mac Gold Pool 3.5% 12/1/2048	68,945	62,247
Freddie Mac Gold Pool 3.5% 12/1/2048	67,825	61,171
Freddie Mac Gold Pool 3.5% 12/1/2048	61,908	55,970
Freddie Mac Gold Pool 3.5% 12/1/2051	456,065	406,559
Freddie Mac Gold Pool 3.5% 12/1/2051	75,856	67,373
Freddie Mac Gold Pool 3.5% 2/1/2033	21,732	20,851
Freddie Mac Gold Pool 3.5% 2/1/2042	2,576,521	2,390,232
Freddie Mac Gold Pool 3.5% 2/1/2043	872,822	802,526
Freddie Mac Gold Pool 3.5% 2/1/2043	133,702	123,583
Freddie Mac Gold Pool 3.5% 2/1/2043	56,886	52,550
Freddie Mac Gold Pool 3.5% 2/1/2044	875,457	807,555
Freddie Mac Gold Pool 3.5% 2/1/2044	528,088	488,134
Freddie Mac Gold Pool 3.5% 2/1/2044	2,067	1,901
Freddie Mac Gold Pool 3.5% 2/1/2045	4,758,604	4,361,477
Freddie Mac Gold Pool 3.5% 2/1/2045	838,796	767,654
Freddie Mac Gold Pool 3.5% 2/1/2046	30,672	27,909
Freddie Mac Gold Pool 3.5% 2/1/2048	711,172	642,958
Freddie Mac Gold Pool 3.5% 2/1/2048	423,887	383,228
Freddie Mac Gold Pool 3.5% 2/1/2048	58,021	52,455
Freddie Mac Gold Pool 3.5% 2/1/2048	27,881	25,206
Freddie Mac Gold Pool 3.5% 2/1/2048	4,966	4,490
Freddie Mac Gold Pool 3.5% 2/1/2049	151,434	136,250
Freddie Mac Gold Pool 3.5% 2/1/2049	18,905	17,027
Freddie Mac Gold Pool 3.5% 3/1/2030	5,380	5,303
Freddie Mac Gold Pool 3.5% 3/1/2032	63,090	61,727
Freddie Mac Gold Pool 3.5% 3/1/2033	98,616	94,616
Freddie Mac Gold Pool 3.5% 3/1/2045	988,067	904,884
Freddie Mac Gold Pool 3.5% 3/1/2046	6,371,983	5,809,696
Freddie Mac Gold Pool 3.5% 3/1/2046	10,779	9,828
Freddie Mac Gold Pool 3.5% 3/1/2048	3,710,505	3,365,035
Freddie Mac Gold Pool 3.5% 3/1/2048	1,268,714	1,147,021
Freddie Mac Gold Pool 3.5% 3/1/2048	595,290	538,191
Freddie Mac Gold Pool 3.5% 3/1/2048	527,790	477,165
Freddie Mac Gold Pool 3.5% 3/1/2048	280,567	253,656
Freddie Mac Gold Pool 3.5% 3/1/2048	58,576	52,903
Freddie Mac Gold Pool 3.5% 3/1/2048	40,282	36,418
Freddie Mac Gold Pool 3.5% 3/1/2048	24,491	22,141
Freddie Mac Gold Pool 3.5% 3/1/2049	82,041	73,915
Freddie Mac Gold Pool 3.5% 3/1/2049	71,278	64,153
Freddie Mac Gold Pool 3.5% 3/1/2049	62,113	55,943
Freddie Mac Gold Pool 3.5% 3/1/2049	12,937	11,644
Freddie Mac Gold Pool 3.5% 3/1/2050	37,485,243	34,031,150
Freddie Mac Gold Pool 3.5% 3/1/2050	436,691	391,266
Freddie Mac Gold Pool 3.5% 4/1/2028	49,000	48,629
Freddie Mac Gold Pool 3.5% 4/1/2029	2,059	2,039
Freddie Mac Gold Pool 3.5% 4/1/2029	1,748	1,727
Freddie Mac Gold Pool 3.5% 4/1/2030	169,655	167,284
Freddie Mac Gold Pool 3.5% 4/1/2030	105,972	104,451
Freddie Mac Gold Pool 3.5% 4/1/2033	126,605	121,469
Freddie Mac Gold Pool 3.5% 4/1/2033	2,968	2,844
Freddie Mac Gold Pool 3.5% 4/1/2034	83,420	79,547
Freddie Mac Gold Pool 3.5% 4/1/2037	349,793	330,401
Freddie Mac Gold Pool 3.5% 4/1/2042	4,576,741	4,246,233
Freddie Mac Gold Pool 3.5% 4/1/2042	103,953	96,397
Freddie Mac Gold Pool 3.5% 4/1/2044	294,297	266,627
Freddie Mac Gold Pool 3.5% 4/1/2046	4,253,621	3,876,072
Freddie Mac Gold Pool 3.5% 4/1/2047	97,740	88,548
Freddie Mac Gold Pool 3.5% 4/1/2047	16,710	15,138
Freddie Mac Gold Pool 3.5% 4/1/2048	95,278	86,139
Freddie Mac Gold Pool 3.5% 4/1/2048	25,667	23,181
Freddie Mac Gold Pool 3.5% 4/1/2050	9,880,580	8,939,253
Freddie Mac Gold Pool 3.5% 4/1/2050	84,768	75,951
Freddie Mac Gold Pool 3.5% 4/1/2052	64,699	57,544
Freddie Mac Gold Pool 3.5% 4/1/2052	36,654	32,601
Freddie Mac Gold Pool 3.5% 5/1/2032	371,606	363,675
Freddie Mac Gold Pool 3.5% 5/1/2032	2,229	2,170
Freddie Mac Gold Pool 3.5% 5/1/2033	34,112	32,686
Freddie Mac Gold Pool 3.5% 5/1/2033	4,695	4,556
Freddie Mac Gold Pool 3.5% 5/1/2037	424,910	401,731
Freddie Mac Gold Pool 3.5% 5/1/2037	301,050	285,381
Freddie Mac Gold Pool 3.5% 5/1/2037	210,669	199,045
Freddie Mac Gold Pool 3.5% 5/1/2037	46,361	43,816
Freddie Mac Gold Pool 3.5% 5/1/2038	17,597	16,564
Freddie Mac Gold Pool 3.5% 5/1/2039	165,134	155,078
Freddie Mac Gold Pool 3.5% 5/1/2042	170,271	157,019
Freddie Mac Gold Pool 3.5% 5/1/2043	1,726,301	1,590,379
Freddie Mac Gold Pool 3.5% 5/1/2043	1,619,616	1,491,358
Freddie Mac Gold Pool 3.5% 5/1/2043	201,693	186,048
Freddie Mac Gold Pool 3.5% 5/1/2043	152,563	140,738
Freddie Mac Gold Pool 3.5% 5/1/2045	2,303,192	2,108,176
Freddie Mac Gold Pool 3.5% 5/1/2046	1,693,417	1,545,052
Freddie Mac Gold Pool 3.5% 5/1/2046	225,443	205,321
Freddie Mac Gold Pool 3.5% 5/1/2047	286,100	259,194
Freddie Mac Gold Pool 3.5% 5/1/2047	35,737	32,376
Freddie Mac Gold Pool 3.5% 5/1/2048	436,153	393,909
Freddie Mac Gold Pool 3.5% 5/1/2048	221,568	199,836
Freddie Mac Gold Pool 3.5% 5/1/2048	174,976	157,814
Freddie Mac Gold Pool 3.5% 5/1/2048	99,931	90,315
Freddie Mac Gold Pool 3.5% 5/1/2048	18,252	16,484
Freddie Mac Gold Pool 3.5% 5/1/2049	125,028	112,491
Freddie Mac Gold Pool 3.5% 5/1/2052	7,023,645	6,257,924
Freddie Mac Gold Pool 3.5% 5/1/2052	2,494,832	2,218,946
Freddie Mac Gold Pool 3.5% 5/1/2052	776,319	690,471
Freddie Mac Gold Pool 3.5% 5/1/2052	36,999	32,965
Freddie Mac Gold Pool 3.5% 5/1/2052	31,825	28,475
Freddie Mac Gold Pool 3.5% 6/1/2030	200,790	198,137
Freddie Mac Gold Pool 3.5% 6/1/2032	18,585	18,132
Freddie Mac Gold Pool 3.5% 6/1/2036	174,570	165,648
Freddie Mac Gold Pool 3.5% 6/1/2037	621,748	587,832
Freddie Mac Gold Pool 3.5% 6/1/2037	389,083	368,467
Freddie Mac Gold Pool 3.5% 6/1/2037	166,434	157,615
Freddie Mac Gold Pool 3.5% 6/1/2037	140,959	133,138
Freddie Mac Gold Pool 3.5% 6/1/2037	138,154	130,350
Freddie Mac Gold Pool 3.5% 6/1/2038	90,537	85,222
Freddie Mac Gold Pool 3.5% 6/1/2039	1,526,466	1,433,512
Freddie Mac Gold Pool 3.5% 6/1/2043	25,255	23,443
Freddie Mac Gold Pool 3.5% 6/1/2043	20,511	18,903
Freddie Mac Gold Pool 3.5% 6/1/2047	912,357	826,556
Freddie Mac Gold Pool 3.5% 6/1/2047	388,740	352,668
Freddie Mac Gold Pool 3.5% 6/1/2048	604,037	545,532
Freddie Mac Gold Pool 3.5% 6/1/2048	212,591	191,739
Freddie Mac Gold Pool 3.5% 6/1/2048	66,658	60,120
Freddie Mac Gold Pool 3.5% 6/1/2049	9,401,230	8,458,565
Freddie Mac Gold Pool 3.5% 6/1/2049	57,834	52,035
Freddie Mac Gold Pool 3.5% 6/1/2052	5,244,249	4,677,435
Freddie Mac Gold Pool 3.5% 6/1/2052	1,251,456	1,111,502
Freddie Mac Gold Pool 3.5% 6/1/2052	78,528	69,917
Freddie Mac Gold Pool 3.5% 7/1/2029	323,335	320,240
Freddie Mac Gold Pool 3.5% 7/1/2029	4,223	4,168
Freddie Mac Gold Pool 3.5% 7/1/2032	492,155	472,961
Freddie Mac Gold Pool 3.5% 7/1/2033	1,124,774	1,076,424
Freddie Mac Gold Pool 3.5% 7/1/2033	9,762	9,354
Freddie Mac Gold Pool 3.5% 7/1/2034	114,199	108,897
Freddie Mac Gold Pool 3.5% 7/1/2037	306,813	289,789
Freddie Mac Gold Pool 3.5% 7/1/2037	239,492	226,203
Freddie Mac Gold Pool 3.5% 7/1/2039	275,503	258,726
Freddie Mac Gold Pool 3.5% 7/1/2043	89,217	82,292
Freddie Mac Gold Pool 3.5% 7/1/2043	55,477	50,873
Freddie Mac Gold Pool 3.5% 7/1/2045	6,721,106	6,147,846
Freddie Mac Gold Pool 3.5% 7/1/2046	23,131,804	21,222,833
Freddie Mac Gold Pool 3.5% 7/1/2046	5,771	5,252
Freddie Mac Gold Pool 3.5% 7/1/2047	2,910,723	2,633,350
Freddie Mac Gold Pool 3.5% 7/1/2047	9,368	8,475
Freddie Mac Gold Pool 3.5% 7/1/2048	5,996,514	5,415,716
Freddie Mac Gold Pool 3.5% 7/1/2048	358,240	323,103
Freddie Mac Gold Pool 3.5% 7/1/2048	148,135	133,606
Freddie Mac Gold Pool 3.5% 7/1/2048	112,256	101,383
Freddie Mac Gold Pool 3.5% 7/1/2049	170,989	153,844
Freddie Mac Gold Pool 3.5% 7/1/2052	33,144,109	29,510,010
Freddie Mac Gold Pool 3.5% 8/1/2028	166,443	165,039
Freddie Mac Gold Pool 3.5% 8/1/2032	1,028,445	988,335
Freddie Mac Gold Pool 3.5% 8/1/2033	19,755	18,929
Freddie Mac Gold Pool 3.5% 8/1/2034	814,940	777,107
Freddie Mac Gold Pool 3.5% 8/1/2037	271,636	256,818
Freddie Mac Gold Pool 3.5% 8/1/2037	54,450	51,565
Freddie Mac Gold Pool 3.5% 8/1/2039	480,745	451,470
Freddie Mac Gold Pool 3.5% 8/1/2042	1,919,139	1,777,906
Freddie Mac Gold Pool 3.5% 8/1/2042	188,529	173,949
Freddie Mac Gold Pool 3.5% 8/1/2042	55,071	51,183
Freddie Mac Gold Pool 3.5% 8/1/2043	697,826	642,855
Freddie Mac Gold Pool 3.5% 8/1/2043	241,171	222,288
Freddie Mac Gold Pool 3.5% 8/1/2043	83,752	76,898
Freddie Mac Gold Pool 3.5% 8/1/2044	4,822	4,426
Freddie Mac Gold Pool 3.5% 8/1/2045	3,438,570	3,143,941
Freddie Mac Gold Pool 3.5% 8/1/2045	76,370	69,902
Freddie Mac Gold Pool 3.5% 8/1/2045	75,208	68,940
Freddie Mac Gold Pool 3.5% 8/1/2046	7,339,729	6,678,075
Freddie Mac Gold Pool 3.5% 8/1/2047	138,839	125,826
Freddie Mac Gold Pool 3.5% 8/1/2048	9,284,272	8,385,035
Freddie Mac Gold Pool 3.5% 8/1/2048	786,511	709,368
Freddie Mac Gold Pool 3.5% 8/1/2048	318,402	287,173
Freddie Mac Gold Pool 3.5% 8/1/2048	123,721	112,205
Freddie Mac Gold Pool 3.5% 8/1/2049	6,592,088	5,931,097
Freddie Mac Gold Pool 3.5% 8/1/2049	124,429	111,874
Freddie Mac Gold Pool 3.5% 8/1/2051	14,201	12,706
Freddie Mac Gold Pool 3.5% 8/1/2052	11,283,995	10,110,229
Freddie Mac Gold Pool 3.5% 9/1/2031	3,391	3,316
Freddie Mac Gold Pool 3.5% 9/1/2033	435,731	417,000
Freddie Mac Gold Pool 3.5% 9/1/2033	331,144	317,297
Freddie Mac Gold Pool 3.5% 9/1/2043	744,789	686,832
Freddie Mac Gold Pool 3.5% 9/1/2043	233,288	214,346
Freddie Mac Gold Pool 3.5% 9/1/2043	232,905	214,237
Freddie Mac Gold Pool 3.5% 9/1/2043	40,849	37,600
Freddie Mac Gold Pool 3.5% 9/1/2044	45,807	41,952
Freddie Mac Gold Pool 3.5% 9/1/2045	1,580,572	1,445,149
Freddie Mac Gold Pool 3.5% 9/1/2045	115,930	106,403
Freddie Mac Gold Pool 3.5% 9/1/2045	65,684	59,957
Freddie Mac Gold Pool 3.5% 9/1/2046	1,475,561	1,342,118
Freddie Mac Gold Pool 3.5% 9/1/2047	5,272,626	4,813,992
Freddie Mac Gold Pool 3.5% 9/1/2047	4,930,915	4,461,031
Freddie Mac Gold Pool 3.5% 9/1/2047	83,147	75,224
Freddie Mac Gold Pool 3.5% 9/1/2047	71,491	64,679
Freddie Mac Gold Pool 3.5% 9/1/2047	34,161	30,906
Freddie Mac Gold Pool 3.5% 9/1/2048	176,418	159,114
Freddie Mac Gold Pool 3.5% 9/1/2049	164,183	147,618
Freddie Mac Gold Pool 4% 1/1/2039	163,889	156,259
Freddie Mac Gold Pool 4% 1/1/2041	668,022	638,850
Freddie Mac Gold Pool 4% 1/1/2041	333,140	318,595
Freddie Mac Gold Pool 4% 1/1/2041	251,976	241,030
Freddie Mac Gold Pool 4% 1/1/2041	98,889	94,581
Freddie Mac Gold Pool 4% 1/1/2041	61,203	58,499
Freddie Mac Gold Pool 4% 1/1/2041	51,198	48,972
Freddie Mac Gold Pool 4% 1/1/2041	28,337	27,089
Freddie Mac Gold Pool 4% 1/1/2041	11,142	10,640
Freddie Mac Gold Pool 4% 1/1/2041	5,654	5,408
Freddie Mac Gold Pool 4% 1/1/2041	2,529	2,420
Freddie Mac Gold Pool 4% 1/1/2042	870,142	830,191
Freddie Mac Gold Pool 4% 1/1/2042	85,383	81,540
Freddie Mac Gold Pool 4% 1/1/2043	61,333	58,249
Freddie Mac Gold Pool 4% 1/1/2044	438,715	414,411
Freddie Mac Gold Pool 4% 1/1/2044	35,511	33,526
Freddie Mac Gold Pool 4% 1/1/2044	30,686	28,995
Freddie Mac Gold Pool 4% 1/1/2045	779,791	743,511
Freddie Mac Gold Pool 4% 1/1/2045	196,711	185,646
Freddie Mac Gold Pool 4% 1/1/2046	9,304	8,766
Freddie Mac Gold Pool 4% 1/1/2047	9,327,586	8,802,947
Freddie Mac Gold Pool 4% 1/1/2049	686,274	636,524
Freddie Mac Gold Pool 4% 1/1/2049	554,962	514,732
Freddie Mac Gold Pool 4% 1/1/2052	581,688	535,885
Freddie Mac Gold Pool 4% 10/1/2033	52,987	52,020
Freddie Mac Gold Pool 4% 10/1/2034	182,197	178,743
Freddie Mac Gold Pool 4% 10/1/2037	385,229	371,565
Freddie Mac Gold Pool 4% 10/1/2037	277,915	268,917
Freddie Mac Gold Pool 4% 10/1/2037	99,921	96,686
Freddie Mac Gold Pool 4% 10/1/2037	92,596	89,292
Freddie Mac Gold Pool 4% 10/1/2039	1,499,488	1,440,760
Freddie Mac Gold Pool 4% 10/1/2040	177,649	169,812
Freddie Mac Gold Pool 4% 10/1/2040	145,429	139,161
Freddie Mac Gold Pool 4% 10/1/2040	75,704	72,440
Freddie Mac Gold Pool 4% 10/1/2040	43,133	41,221
Freddie Mac Gold Pool 4% 10/1/2041	2,037,450	1,944,972
Freddie Mac Gold Pool 4% 10/1/2041	560,884	530,301
Freddie Mac Gold Pool 4% 10/1/2041	61,710	58,859
Freddie Mac Gold Pool 4% 10/1/2041	12,068	11,507
Freddie Mac Gold Pool 4% 10/1/2041	6,205	5,932
Freddie Mac Gold Pool 4% 10/1/2042	154,384	147,020
Freddie Mac Gold Pool 4% 10/1/2042	27,215	25,877
Freddie Mac Gold Pool 4% 10/1/2043	29,643	28,067
Freddie Mac Gold Pool 4% 10/1/2044	281,108	265,012
Freddie Mac Gold Pool 4% 10/1/2044	7,973	7,537
Freddie Mac Gold Pool 4% 10/1/2045	2,412,374	2,272,364
Freddie Mac Gold Pool 4% 10/1/2045	1,304,197	1,227,804
Freddie Mac Gold Pool 4% 10/1/2045	50,008	47,179
Freddie Mac Gold Pool 4% 10/1/2045	6,718	6,317
Freddie Mac Gold Pool 4% 10/1/2047	1,097,484	1,022,049
Freddie Mac Gold Pool 4% 10/1/2048	1,843,902	1,714,281
Freddie Mac Gold Pool 4% 10/1/2048	481,055	446,787
Freddie Mac Gold Pool 4% 10/1/2048	319,666	296,492
Freddie Mac Gold Pool 4% 10/1/2048	64,293	59,713
Freddie Mac Gold Pool 4% 10/1/2049	39,669	36,719
Freddie Mac Gold Pool 4% 10/1/2051	357,919	329,736
Freddie Mac Gold Pool 4% 10/1/2052	1,952,481	1,794,467
Freddie Mac Gold Pool 4% 10/1/2052	1,867,427	1,716,296
Freddie Mac Gold Pool 4% 10/1/2052	1,631,565	1,501,562
Freddie Mac Gold Pool 4% 10/1/2052	76,485	70,271
Freddie Mac Gold Pool 4% 11/1/2033	52,283	51,301
Freddie Mac Gold Pool 4% 11/1/2036	697,921	674,914
Freddie Mac Gold Pool 4% 11/1/2037	50,686	49,045
Freddie Mac Gold Pool 4% 11/1/2039	161,233	154,508
Freddie Mac Gold Pool 4% 11/1/2039	37,549	36,038
Freddie Mac Gold Pool 4% 11/1/2040	270,368	258,494
Freddie Mac Gold Pool 4% 11/1/2040	55,265	52,834
Freddie Mac Gold Pool 4% 11/1/2040	39,993	38,640
Freddie Mac Gold Pool 4% 11/1/2040	6,311	6,032
Freddie Mac Gold Pool 4% 11/1/2041	19,389	18,472
Freddie Mac Gold Pool 4% 11/1/2042	13,900	13,241
Freddie Mac Gold Pool 4% 11/1/2043	9,281	8,792
Freddie Mac Gold Pool 4% 11/1/2045	773,105	726,772
Freddie Mac Gold Pool 4% 11/1/2046	3,078,567	2,876,584
Freddie Mac Gold Pool 4% 11/1/2048	324,628	301,503
Freddie Mac Gold Pool 4% 11/1/2048	231,121	214,367
Freddie Mac Gold Pool 4% 11/1/2048	157,220	145,822
Freddie Mac Gold Pool 4% 11/1/2048	6,143	5,705
Freddie Mac Gold Pool 4% 12/1/2037	3,884,770	3,755,354
Freddie Mac Gold Pool 4% 12/1/2038	1,066,544	1,016,891
Freddie Mac Gold Pool 4% 12/1/2039	75,650	72,420
Freddie Mac Gold Pool 4% 12/1/2040	530,510	507,715
Freddie Mac Gold Pool 4% 12/1/2040	357,951	342,328
Freddie Mac Gold Pool 4% 12/1/2040	28,380	27,114
Freddie Mac Gold Pool 4% 12/1/2040	24,096	23,023
Freddie Mac Gold Pool 4% 12/1/2040	23,760	22,702
Freddie Mac Gold Pool 4% 12/1/2040	18,822	18,002
Freddie Mac Gold Pool 4% 12/1/2040	15,477	14,792
Freddie Mac Gold Pool 4% 12/1/2040	14,979	14,331
Freddie Mac Gold Pool 4% 12/1/2040	12,692	12,138
Freddie Mac Gold Pool 4% 12/1/2040	4,819	4,612
Freddie Mac Gold Pool 4% 12/1/2041	205,587	196,116
Freddie Mac Gold Pool 4% 12/1/2041	17,216	16,402
Freddie Mac Gold Pool 4% 12/1/2045	365,698	343,925
Freddie Mac Gold Pool 4% 12/1/2045	296,112	278,797
Freddie Mac Gold Pool 4% 12/1/2045	57,209	53,875
Freddie Mac Gold Pool 4% 12/1/2045	29,302	27,619
Freddie Mac Gold Pool 4% 12/1/2045	21,768	20,648
Freddie Mac Gold Pool 4% 12/1/2045	10,336	9,699
Freddie Mac Gold Pool 4% 12/1/2046	1,576,589	1,473,150
Freddie Mac Gold Pool 4% 12/1/2047	141,792	131,958
Freddie Mac Gold Pool 4% 12/1/2048	218,374	202,818
Freddie Mac Gold Pool 4% 12/1/2048	204,449	190,012
Freddie Mac Gold Pool 4% 12/1/2048	70,233	65,141
Freddie Mac Gold Pool 4% 12/1/2048	14,664	13,601
Freddie Mac Gold Pool 4% 12/1/2049	157,552	145,589
Freddie Mac Gold Pool 4% 12/1/2049	129,568	119,932
Freddie Mac Gold Pool 4% 2/1/2039	25,471	24,285
Freddie Mac Gold Pool 4% 2/1/2040	9,534	9,161
Freddie Mac Gold Pool 4% 2/1/2041	662,133	632,686
Freddie Mac Gold Pool 4% 2/1/2041	448,599	429,282
Freddie Mac Gold Pool 4% 2/1/2041	368,254	352,284
Freddie Mac Gold Pool 4% 2/1/2041	225,966	215,431
Freddie Mac Gold Pool 4% 2/1/2041	150,310	143,818
Freddie Mac Gold Pool 4% 2/1/2041	117,385	112,114
Freddie Mac Gold Pool 4% 2/1/2041	26,515	25,329
Freddie Mac Gold Pool 4% 2/1/2041	11,515	11,009
Freddie Mac Gold Pool 4% 2/1/2043	639,928	606,078
Freddie Mac Gold Pool 4% 2/1/2044	3,427,508	3,245,324
Freddie Mac Gold Pool 4% 2/1/2045	1,066,717	1,006,952
Freddie Mac Gold Pool 4% 2/1/2045	24,821	23,416
Freddie Mac Gold Pool 4% 2/1/2046	3,509,124	3,300,671
Freddie Mac Gold Pool 4% 2/1/2046	95,393	89,802
Freddie Mac Gold Pool 4% 2/1/2046	5,525	5,272
Freddie Mac Gold Pool 4% 2/1/2047	1,112,467	1,038,783
Freddie Mac Gold Pool 4% 2/1/2049	583,776	541,457
Freddie Mac Gold Pool 4% 3/1/2029	56,517	56,198
Freddie Mac Gold Pool 4% 3/1/2034	10,470	10,216
Freddie Mac Gold Pool 4% 3/1/2040	3,923	3,752
Freddie Mac Gold Pool 4% 3/1/2041	10,000,001	9,576,239
Freddie Mac Gold Pool 4% 3/1/2041	726,960	694,082
Freddie Mac Gold Pool 4% 3/1/2041	7,255	6,931
Freddie Mac Gold Pool 4% 3/1/2041	2,424	2,316
Freddie Mac Gold Pool 4% 3/1/2042	35,500	33,852
Freddie Mac Gold Pool 4% 3/1/2045	57,590	54,196
Freddie Mac Gold Pool 4% 3/1/2046	361,052	339,202
Freddie Mac Gold Pool 4% 3/1/2046	59,932	56,417
Freddie Mac Gold Pool 4% 3/1/2049	1,971,017	1,828,133
Freddie Mac Gold Pool 4% 3/1/2049	167,081	154,812
Freddie Mac Gold Pool 4% 3/1/2049	84,007	77,839
Freddie Mac Gold Pool 4% 3/1/2049	20,348	18,873
Freddie Mac Gold Pool 4% 3/1/2050	71,393	65,838
Freddie Mac Gold Pool 4% 3/1/2050	64,559	59,677
Freddie Mac Gold Pool 4% 4/1/2035	897,756	874,582
Freddie Mac Gold Pool 4% 4/1/2041	94,186	90,094
Freddie Mac Gold Pool 4% 4/1/2041	15,735	15,032
Freddie Mac Gold Pool 4% 4/1/2042	278,169	265,819
Freddie Mac Gold Pool 4% 4/1/2047	3,023,622	2,821,464
Freddie Mac Gold Pool 4% 4/1/2047	724,844	676,381
Freddie Mac Gold Pool 4% 4/1/2047	5,072	4,733
Freddie Mac Gold Pool 4% 4/1/2048	963,384	896,564
Freddie Mac Gold Pool 4% 4/1/2048	6,184	5,755
Freddie Mac Gold Pool 4% 4/1/2049	17,719,862	16,468,529
Freddie Mac Gold Pool 4% 4/1/2049	281,213	260,564
Freddie Mac Gold Pool 4% 4/1/2050	259,102	239,833
Freddie Mac Gold Pool 4% 4/1/2050	32,408	29,957
Freddie Mac Gold Pool 4% 4/1/2051	234,148	215,857
Freddie Mac Gold Pool 4% 4/1/2053	8,857,639	8,146,326
Freddie Mac Gold Pool 4% 5/1/2041	651,769	623,946
Freddie Mac Gold Pool 4% 5/1/2041	3,544	3,384
Freddie Mac Gold Pool 4% 5/1/2042	431,701	411,178
Freddie Mac Gold Pool 4% 5/1/2042	2,003	1,905
Freddie Mac Gold Pool 4% 5/1/2043	15,876	15,039
Freddie Mac Gold Pool 4% 5/1/2044	4,135	3,908
Freddie Mac Gold Pool 4% 5/1/2045	1,517,029	1,444,051
Freddie Mac Gold Pool 4% 5/1/2045	44,129	41,573
Freddie Mac Gold Pool 4% 5/1/2046	157,260	147,703
Freddie Mac Gold Pool 4% 5/1/2046	18,375	17,288
Freddie Mac Gold Pool 4% 5/1/2047	896,970	836,999
Freddie Mac Gold Pool 4% 5/1/2047	15,798	14,742
Freddie Mac Gold Pool 4% 5/1/2048	2,843,577	2,643,682
Freddie Mac Gold Pool 4% 5/1/2048	650,737	604,173
Freddie Mac Gold Pool 4% 5/1/2048	327,046	304,056
Freddie Mac Gold Pool 4% 5/1/2048	271,810	252,361
Freddie Mac Gold Pool 4% 5/1/2048	19,578	18,097
Freddie Mac Gold Pool 4% 5/1/2049	137,402	127,312
Freddie Mac Gold Pool 4% 5/1/2049	88,374	81,885
Freddie Mac Gold Pool 4% 5/1/2049	10,789	9,996
Freddie Mac Gold Pool 4% 5/1/2049	7,406	6,862
Freddie Mac Gold Pool 4% 5/1/2050	1,588,430	1,468,317
Freddie Mac Gold Pool 4% 5/1/2050	29,137	26,907
Freddie Mac Gold Pool 4% 5/1/2051	219,959	201,525
Freddie Mac Gold Pool 4% 6/1/2034	93,617	91,910
Freddie Mac Gold Pool 4% 6/1/2041	575,271	550,713
Freddie Mac Gold Pool 4% 6/1/2043	13,061	12,487
Freddie Mac Gold Pool 4% 6/1/2044	74,736	72,063
Freddie Mac Gold Pool 4% 6/1/2045	37,736	35,527
Freddie Mac Gold Pool 4% 6/1/2046	4,593,930	4,358,359
Freddie Mac Gold Pool 4% 6/1/2046	36,486	34,271
Freddie Mac Gold Pool 4% 6/1/2047	940,563	877,677
Freddie Mac Gold Pool 4% 6/1/2048	324,150	301,363
Freddie Mac Gold Pool 4% 6/1/2048	315,115	292,963
Freddie Mac Gold Pool 4% 6/1/2048	87,215	80,974
Freddie Mac Gold Pool 4% 6/1/2049	149,755	138,758
Freddie Mac Gold Pool 4% 6/1/2050	66,297	61,221
Freddie Mac Gold Pool 4% 7/1/2029	10	9
Freddie Mac Gold Pool 4% 7/1/2039	276,255	265,184
Freddie Mac Gold Pool 4% 7/1/2039	61,814	59,443
Freddie Mac Gold Pool 4% 7/1/2040	10,769	10,276
Freddie Mac Gold Pool 4% 7/1/2040	3,054	2,927
Freddie Mac Gold Pool 4% 7/1/2042	159,908	152,862
Freddie Mac Gold Pool 4% 7/1/2042	46,076	43,766
Freddie Mac Gold Pool 4% 7/1/2043	56,651	53,810
Freddie Mac Gold Pool 4% 7/1/2043	16,538	15,665
Freddie Mac Gold Pool 4% 7/1/2043	13,772	13,226
Freddie Mac Gold Pool 4% 7/1/2044	698,617	660,245
Freddie Mac Gold Pool 4% 7/1/2044	3,259	3,107
Freddie Mac Gold Pool 4% 7/1/2045	565,906	540,267
Freddie Mac Gold Pool 4% 7/1/2046	50,244	47,294
Freddie Mac Gold Pool 4% 7/1/2046	2,518	2,375
Freddie Mac Gold Pool 4% 7/1/2047	4,584,220	4,273,423
Freddie Mac Gold Pool 4% 7/1/2047	175,690	163,778
Freddie Mac Gold Pool 4% 7/1/2048	3,197,359	2,972,594
Freddie Mac Gold Pool 4% 7/1/2048	1,169,556	1,087,339
Freddie Mac Gold Pool 4% 7/1/2048	277,965	258,075
Freddie Mac Gold Pool 4% 7/1/2048	35,552	33,053
Freddie Mac Gold Pool 4% 7/1/2048	17,278	16,063
Freddie Mac Gold Pool 4% 7/1/2049	296,642	274,860
Freddie Mac Gold Pool 4% 7/1/2049	182,311	168,924
Freddie Mac Gold Pool 4% 7/1/2052	487,122	447,851
Freddie Mac Gold Pool 4% 8/1/2031	12,259	12,045
Freddie Mac Gold Pool 4% 8/1/2033	77,450	76,036
Freddie Mac Gold Pool 4% 8/1/2035	3,356	3,256
Freddie Mac Gold Pool 4% 8/1/2040	41,696	39,764
Freddie Mac Gold Pool 4% 8/1/2042	377,585	358,196
Freddie Mac Gold Pool 4% 8/1/2042	27,454	26,129
Freddie Mac Gold Pool 4% 8/1/2043	165,617	156,540
Freddie Mac Gold Pool 4% 8/1/2043	41,649	39,488
Freddie Mac Gold Pool 4% 8/1/2043	26,078	24,701
Freddie Mac Gold Pool 4% 8/1/2044	1,321,092	1,248,312
Freddie Mac Gold Pool 4% 8/1/2044	82,766	78,237
Freddie Mac Gold Pool 4% 8/1/2044	50,834	47,980
Freddie Mac Gold Pool 4% 8/1/2045	17,860	16,831
Freddie Mac Gold Pool 4% 8/1/2045	14,082	13,633
Freddie Mac Gold Pool 4% 8/1/2046	21,150	19,873
Freddie Mac Gold Pool 4% 8/1/2048	4,740,610	4,407,358
Freddie Mac Gold Pool 4% 8/1/2048	335,998	312,378
Freddie Mac Gold Pool 4% 8/1/2048	334,189	310,276
Freddie Mac Gold Pool 4% 8/1/2048	100,048	92,889
Freddie Mac Gold Pool 4% 8/1/2048	77,821	71,567
Freddie Mac Gold Pool 4% 8/1/2048	69,447	64,565
Freddie Mac Gold Pool 4% 8/1/2048	57,127	53,111
Freddie Mac Gold Pool 4% 8/1/2048	20,208	18,787
Freddie Mac Gold Pool 4% 8/1/2048	17,956	16,671
Freddie Mac Gold Pool 4% 8/1/2048	16,919	15,709
Freddie Mac Gold Pool 4% 8/1/2049	7,640,022	7,079,015
Freddie Mac Gold Pool 4% 8/1/2049	2,135,794	1,976,960
Freddie Mac Gold Pool 4% 8/1/2050	45,374	41,900
Freddie Mac Gold Pool 4% 8/1/2052	17,597,864	16,239,661
Freddie Mac Gold Pool 4% 8/1/2052	1,202,364	1,105,057
Freddie Mac Gold Pool 4% 8/1/2052	1,057,386	971,812
Freddie Mac Gold Pool 4% 8/1/2052	764,425	702,560
Freddie Mac Gold Pool 4% 9/1/2037	371,563	358,384
Freddie Mac Gold Pool 4% 9/1/2037	90,334	87,381
Freddie Mac Gold Pool 4% 9/1/2039	453,462	434,878
Freddie Mac Gold Pool 4% 9/1/2040	109,821	105,038
Freddie Mac Gold Pool 4% 9/1/2040	3,979	3,798
Freddie Mac Gold Pool 4% 9/1/2041	454,113	434,728
Freddie Mac Gold Pool 4% 9/1/2041	14,145	13,493
Freddie Mac Gold Pool 4% 9/1/2041	9,390	8,939
Freddie Mac Gold Pool 4% 9/1/2043	34,978	33,118
Freddie Mac Gold Pool 4% 9/1/2043	26,324	24,961
Freddie Mac Gold Pool 4% 9/1/2044	134,013	126,868
Freddie Mac Gold Pool 4% 9/1/2044	120,357	113,848
Freddie Mac Gold Pool 4% 9/1/2044	108,312	102,327
Freddie Mac Gold Pool 4% 9/1/2045	5,146,677	4,849,360
Freddie Mac Gold Pool 4% 9/1/2045	368,302	347,120
Freddie Mac Gold Pool 4% 9/1/2045	258,496	243,948
Freddie Mac Gold Pool 4% 9/1/2045	71,689	67,582
Freddie Mac Gold Pool 4% 9/1/2045	56,548	53,239
Freddie Mac Gold Pool 4% 9/1/2045	7,817	7,353
Freddie Mac Gold Pool 4% 9/1/2045	967	910
Freddie Mac Gold Pool 4% 9/1/2046	39,876	37,498
Freddie Mac Gold Pool 4% 9/1/2047	555,298	517,650
Freddie Mac Gold Pool 4% 9/1/2048	609,714	566,281
Freddie Mac Gold Pool 4% 9/1/2048	576,947	535,848
Freddie Mac Gold Pool 4% 9/1/2048	528,150	491,022
Freddie Mac Gold Pool 4% 9/1/2048	425,796	395,864
Freddie Mac Gold Pool 4% 9/1/2048	344,305	319,778
Freddie Mac Gold Pool 4% 9/1/2048	322,259	299,303
Freddie Mac Gold Pool 4% 9/1/2048	134,059	124,467
Freddie Mac Gold Pool 4% 9/1/2048	90,494	84,019
Freddie Mac Gold Pool 4% 9/1/2048	49,992	46,478
Freddie Mac Gold Pool 4% 9/1/2048	44,874	41,663
Freddie Mac Gold Pool 4% 9/1/2048	37,889	35,226
Freddie Mac Gold Pool 4% 9/1/2048	4,908	4,558
Freddie Mac Gold Pool 4% 9/1/2049	1,020,921	944,997
Freddie Mac Gold Pool 4% 9/1/2052	1,847,340	1,697,835
Freddie Mac Gold Pool 4% 9/1/2052	1,693,559	1,559,146
Freddie Mac Gold Pool 4% 9/1/2052	1,662,724	1,528,160
Freddie Mac Gold Pool 4% 9/1/2052	1,262,882	1,162,650
Freddie Mac Gold Pool 4% 9/1/2052	1,229,100	1,129,629
Freddie Mac Gold Pool 4% 9/1/2052	437,119	401,743
Freddie Mac Gold Pool 4% 9/1/2052	434,603	399,431
Freddie Mac Gold Pool 4.5% 1/1/2039	36,634	35,897
Freddie Mac Gold Pool 4.5% 1/1/2041	444,326	435,017
Freddie Mac Gold Pool 4.5% 1/1/2042	284,762	278,721
Freddie Mac Gold Pool 4.5% 1/1/2044	1,119,956	1,090,085
Freddie Mac Gold Pool 4.5% 1/1/2048	168,755	161,383
Freddie Mac Gold Pool 4.5% 1/1/2048	2,760	2,640
Freddie Mac Gold Pool 4.5% 1/1/2049	2,395,043	2,280,602
Freddie Mac Gold Pool 4.5% 1/1/2049	726,081	692,321
Freddie Mac Gold Pool 4.5% 1/1/2049	144,134	137,517
Freddie Mac Gold Pool 4.5% 1/1/2049	126,910	120,846
Freddie Mac Gold Pool 4.5% 1/1/2049	94,600	89,831
Freddie Mac Gold Pool 4.5% 1/1/2049	65,941	62,875
Freddie Mac Gold Pool 4.5% 1/1/2049	65,321	62,200
Freddie Mac Gold Pool 4.5% 1/1/2049	10,418	9,920
Freddie Mac Gold Pool 4.5% 1/1/2053	24,092,175	22,956,046
Freddie Mac Gold Pool 4.5% 1/1/2054	24,265	22,977
Freddie Mac Gold Pool 4.5% 10/1/2038	71,043	69,613
Freddie Mac Gold Pool 4.5% 10/1/2039	92,196	90,472
Freddie Mac Gold Pool 4.5% 10/1/2040	183,114	179,024
Freddie Mac Gold Pool 4.5% 10/1/2041	1,000,356	977,366
Freddie Mac Gold Pool 4.5% 10/1/2043	307,936	299,508
Freddie Mac Gold Pool 4.5% 10/1/2044	17,083	16,574
Freddie Mac Gold Pool 4.5% 10/1/2044	3,070	2,986
Freddie Mac Gold Pool 4.5% 10/1/2046	2,073	1,995
Freddie Mac Gold Pool 4.5% 10/1/2047	45,109	43,194
Freddie Mac Gold Pool 4.5% 10/1/2048	214,409	204,566
Freddie Mac Gold Pool 4.5% 10/1/2048	117,924	112,662
Freddie Mac Gold Pool 4.5% 10/1/2048	20,066	19,126
Freddie Mac Gold Pool 4.5% 10/1/2048	9,693	9,239
Freddie Mac Gold Pool 4.5% 10/1/2049	706,132	671,508
Freddie Mac Gold Pool 4.5% 10/1/2052	19,403,979	18,385,851
Freddie Mac Gold Pool 4.5% 10/1/2052	5,250,785	4,975,276
Freddie Mac Gold Pool 4.5% 10/1/2052	396,877	376,549
Freddie Mac Gold Pool 4.5% 10/1/2054	1,295,077	1,220,649
Freddie Mac Gold Pool 4.5% 10/1/2054	1,268,427	1,195,430
Freddie Mac Gold Pool 4.5% 11/1/2039	1,592,530	1,560,836
Freddie Mac Gold Pool 4.5% 11/1/2040	11,297,108	11,048,759
Freddie Mac Gold Pool 4.5% 11/1/2041	1,036,440	1,013,530
Freddie Mac Gold Pool 4.5% 11/1/2043	574	557
Freddie Mac Gold Pool 4.5% 11/1/2046	11,322	10,880
Freddie Mac Gold Pool 4.5% 11/1/2047	532,902	510,289
Freddie Mac Gold Pool 4.5% 11/1/2047	399,239	382,297
Freddie Mac Gold Pool 4.5% 11/1/2047	141,045	134,884
Freddie Mac Gold Pool 4.5% 11/1/2047	118,101	113,090
Freddie Mac Gold Pool 4.5% 11/1/2047	55,308	53,116
Freddie Mac Gold Pool 4.5% 11/1/2047	49,975	47,854
Freddie Mac Gold Pool 4.5% 11/1/2048	59,944	57,213
Freddie Mac Gold Pool 4.5% 11/1/2048	40,616	38,713
Freddie Mac Gold Pool 4.5% 11/1/2048	12,206	11,634
Freddie Mac Gold Pool 4.5% 11/1/2048	10,936	10,423
Freddie Mac Gold Pool 4.5% 11/1/2048	6,906	6,582
Freddie Mac Gold Pool 4.5% 11/1/2048	3,063	2,923
Freddie Mac Gold Pool 4.5% 11/1/2048	1,818	1,744
Freddie Mac Gold Pool 4.5% 11/1/2049	677,791	644,557
Freddie Mac Gold Pool 4.5% 11/1/2049	85,264	81,057
Freddie Mac Gold Pool 4.5% 11/1/2054	1,162,066	1,097,824
Freddie Mac Gold Pool 4.5% 11/1/2054	142,156	133,942
Freddie Mac Gold Pool 4.5% 11/1/2055	604,800	568,719
Freddie Mac Gold Pool 4.5% 12/1/2043	1,074,761	1,045,119
Freddie Mac Gold Pool 4.5% 12/1/2044	65,567	63,611
Freddie Mac Gold Pool 4.5% 12/1/2046	7,627	7,330
Freddie Mac Gold Pool 4.5% 12/1/2047	16,599	15,895
Freddie Mac Gold Pool 4.5% 12/1/2048	631,228	606,217
Freddie Mac Gold Pool 4.5% 12/1/2048	391,585	373,241
Freddie Mac Gold Pool 4.5% 12/1/2048	119,139	113,446
Freddie Mac Gold Pool 4.5% 12/1/2048	17,317	16,538
Freddie Mac Gold Pool 4.5% 12/1/2052	16,535,653	15,668,025
Freddie Mac Gold Pool 4.5% 12/1/2052	12,895,274	12,295,224
Freddie Mac Gold Pool 4.5% 12/1/2054	905,128	853,959
Freddie Mac Gold Pool 4.5% 12/1/2054	338,922	319,248
Freddie Mac Gold Pool 4.5% 12/1/2055	214,200	201,408
Freddie Mac Gold Pool 4.5% 2/1/2031	12,709	12,625
Freddie Mac Gold Pool 4.5% 2/1/2041	90,545	88,369
Freddie Mac Gold Pool 4.5% 2/1/2044	2,265,720	2,209,207
Freddie Mac Gold Pool 4.5% 2/1/2045	21,769	21,179
Freddie Mac Gold Pool 4.5% 2/1/2046	84,479	81,396
Freddie Mac Gold Pool 4.5% 2/1/2047	123,043	118,091
Freddie Mac Gold Pool 4.5% 2/1/2048	133,495	127,663
Freddie Mac Gold Pool 4.5% 2/1/2048	8,000	7,688
Freddie Mac Gold Pool 4.5% 2/1/2049	2,518,439	2,398,102
Freddie Mac Gold Pool 4.5% 2/1/2049	141,797	135,819
Freddie Mac Gold Pool 4.5% 2/1/2049	44,653	42,577
Freddie Mac Gold Pool 4.5% 2/1/2049	12,884	12,268
Freddie Mac Gold Pool 4.5% 2/1/2050	168,619	160,298
Freddie Mac Gold Pool 4.5% 2/1/2050	56,255	53,480
Freddie Mac Gold Pool 4.5% 2/1/2053	6,587,149	6,245,637
Freddie Mac Gold Pool 4.5% 2/1/2054	1,098,725	1,035,925
Freddie Mac Gold Pool 4.5% 3/1/2044	2,388	2,323
Freddie Mac Gold Pool 4.5% 3/1/2047	39,984	38,375
Freddie Mac Gold Pool 4.5% 3/1/2048	46,180	44,103
Freddie Mac Gold Pool 4.5% 3/1/2049	2,099,314	1,994,017
Freddie Mac Gold Pool 4.5% 3/1/2049	29,121	27,875
Freddie Mac Gold Pool 4.5% 3/1/2050	563,790	535,969
Freddie Mac Gold Pool 4.5% 3/1/2054	1,130,577	1,066,557
Freddie Mac Gold Pool 4.5% 3/1/2054	21,483	20,255
Freddie Mac Gold Pool 4.5% 3/1/2056	326,861	307,157
Freddie Mac Gold Pool 4.5% 4/1/2038	29,433	28,979
Freddie Mac Gold Pool 4.5% 4/1/2039	1,216,893	1,192,009
Freddie Mac Gold Pool 4.5% 4/1/2039	20,280	19,865
Freddie Mac Gold Pool 4.5% 4/1/2041	123,552	120,559
Freddie Mac Gold Pool 4.5% 4/1/2041	119,319	116,672
Freddie Mac Gold Pool 4.5% 4/1/2044	464,185	451,544
Freddie Mac Gold Pool 4.5% 4/1/2046	25,252	24,299
Freddie Mac Gold Pool 4.5% 4/1/2047	295,882	283,419
Freddie Mac Gold Pool 4.5% 4/1/2047	81,374	78,099
Freddie Mac Gold Pool 4.5% 4/1/2047	38,365	36,821
Freddie Mac Gold Pool 4.5% 4/1/2047	6,912	6,634
Freddie Mac Gold Pool 4.5% 4/1/2048	367,030	350,997
Freddie Mac Gold Pool 4.5% 4/1/2048	110,314	105,771
Freddie Mac Gold Pool 4.5% 4/1/2048	51,950	49,376
Freddie Mac Gold Pool 4.5% 4/1/2048	40,350	38,497
Freddie Mac Gold Pool 4.5% 4/1/2049	684,158	651,039
Freddie Mac Gold Pool 4.5% 4/1/2049	372,299	354,277
Freddie Mac Gold Pool 4.5% 4/1/2049	37,582	35,974
Freddie Mac Gold Pool 4.5% 4/1/2050	1,199,610	1,140,415
Freddie Mac Gold Pool 4.5% 4/1/2053	9,262,864	8,771,051
Freddie Mac Gold Pool 4.5% 4/1/2056	316,979	297,871
Freddie Mac Gold Pool 4.5% 5/1/2039	2,023,437	1,982,060
Freddie Mac Gold Pool 4.5% 5/1/2039	496,815	487,897
Freddie Mac Gold Pool 4.5% 5/1/2041	119,311	116,745
Freddie Mac Gold Pool 4.5% 5/1/2041	116,508	113,639
Freddie Mac Gold Pool 4.5% 5/1/2041	85,788	83,931
Freddie Mac Gold Pool 4.5% 5/1/2044	154,326	150,454
Freddie Mac Gold Pool 4.5% 5/1/2047	50,719	48,678
Freddie Mac Gold Pool 4.5% 5/1/2047	26,856	25,775
Freddie Mac Gold Pool 4.5% 5/1/2047	22,749	21,833
Freddie Mac Gold Pool 4.5% 5/1/2047	3,375	3,239
Freddie Mac Gold Pool 4.5% 5/1/2048	3,111,392	2,972,557
Freddie Mac Gold Pool 4.5% 5/1/2048	25,705	24,524
Freddie Mac Gold Pool 4.5% 5/1/2049	1,264,672	1,203,453
Freddie Mac Gold Pool 4.5% 5/1/2050	24,494	23,286
Freddie Mac Gold Pool 4.5% 5/1/2053	1,191,687	1,125,845
Freddie Mac Gold Pool 4.5% 5/1/2053	1,182,487	1,119,703
Freddie Mac Gold Pool 4.5% 5/1/2056	16,801,570	15,788,728
Freddie Mac Gold Pool 4.5% 5/1/2056	1,078,197	1,013,200
Freddie Mac Gold Pool 4.5% 5/1/2056	808,504	759,765
Freddie Mac Gold Pool 4.5% 6/1/2039	1,220,689	1,195,728
Freddie Mac Gold Pool 4.5% 6/1/2040	1,427,772	1,399,056
Freddie Mac Gold Pool 4.5% 6/1/2041	117,411	115,189
Freddie Mac Gold Pool 4.5% 6/1/2041	98,207	96,020
Freddie Mac Gold Pool 4.5% 6/1/2041	82,127	80,463
Freddie Mac Gold Pool 4.5% 6/1/2041	75,812	74,003
Freddie Mac Gold Pool 4.5% 6/1/2041	38,790	38,117
Freddie Mac Gold Pool 4.5% 6/1/2047	249,891	239,834
Freddie Mac Gold Pool 4.5% 6/1/2047	29,020	27,852
Freddie Mac Gold Pool 4.5% 6/1/2047	19,425	18,721
Freddie Mac Gold Pool 4.5% 6/1/2048	565,774	540,882
Freddie Mac Gold Pool 4.5% 6/1/2048	472,903	451,193
Freddie Mac Gold Pool 4.5% 6/1/2048	150,660	143,937
Freddie Mac Gold Pool 4.5% 6/1/2048	20,124	19,201
Freddie Mac Gold Pool 4.5% 6/1/2049	258,136	245,640
Freddie Mac Gold Pool 4.5% 6/1/2049	211,846	201,591
Freddie Mac Gold Pool 4.5% 6/1/2056	1,234,419	1,160,005
Freddie Mac Gold Pool 4.5% 6/1/2056	821,594	772,066
Freddie Mac Gold Pool 4.5% 7/1/2030	11,471	11,410
Freddie Mac Gold Pool 4.5% 7/1/2038	94,478	92,605
Freddie Mac Gold Pool 4.5% 7/1/2039	622,809	611,155
Freddie Mac Gold Pool 4.5% 7/1/2041	3,610,340	3,526,871
Freddie Mac Gold Pool 4.5% 7/1/2041	484,107	472,569
Freddie Mac Gold Pool 4.5% 7/1/2043	60,453	59,052
Freddie Mac Gold Pool 4.5% 7/1/2047	1,028,700	985,048
Freddie Mac Gold Pool 4.5% 7/1/2047	313,796	299,696
Freddie Mac Gold Pool 4.5% 7/1/2048	198,161	189,064
Freddie Mac Gold Pool 4.5% 7/1/2048	99,962	95,373
Freddie Mac Gold Pool 4.5% 7/1/2048	58,736	56,115
Freddie Mac Gold Pool 4.5% 7/1/2049	146,497	139,405
Freddie Mac Gold Pool 4.5% 7/1/2049	58,519	55,686
Freddie Mac Gold Pool 4.5% 7/1/2049	50,033	47,611
Freddie Mac Gold Pool 4.5% 7/1/2050	249,095	236,726
Freddie Mac Gold Pool 4.5% 8/1/2038	1,038,231	1,017,650
Freddie Mac Gold Pool 4.5% 8/1/2039	125,813	123,460
Freddie Mac Gold Pool 4.5% 8/1/2042	71,790	69,912
Freddie Mac Gold Pool 4.5% 8/1/2047	2,729,042	2,613,238
Freddie Mac Gold Pool 4.5% 8/1/2048	6,271,437	5,983,530
Freddie Mac Gold Pool 4.5% 8/1/2048	1,731,093	1,653,849
Freddie Mac Gold Pool 4.5% 8/1/2048	12,510	11,936
Freddie Mac Gold Pool 4.5% 8/1/2048	12,437	11,866
Freddie Mac Gold Pool 4.5% 8/1/2049	131,164	124,814
Freddie Mac Gold Pool 4.5% 8/1/2052	21,936,762	20,813,159
Freddie Mac Gold Pool 4.5% 8/1/2054	1,043,182	985,186
Freddie Mac Gold Pool 4.5% 9/1/2037	240,852	237,207
Freddie Mac Gold Pool 4.5% 9/1/2037	36,917	36,359
Freddie Mac Gold Pool 4.5% 9/1/2038	598,018	586,163
Freddie Mac Gold Pool 4.5% 9/1/2038	1,289	1,268
Freddie Mac Gold Pool 4.5% 9/1/2044	39,500	38,407
Freddie Mac Gold Pool 4.5% 9/1/2044	14,386	13,983
Freddie Mac Gold Pool 4.5% 9/1/2046	102,238	98,379
Freddie Mac Gold Pool 4.5% 9/1/2046	49,676	47,909
Freddie Mac Gold Pool 4.5% 9/1/2046	7,184	6,922
Freddie Mac Gold Pool 4.5% 9/1/2047	379,834	363,716
Freddie Mac Gold Pool 4.5% 9/1/2047	238,811	228,677
Freddie Mac Gold Pool 4.5% 9/1/2047	109,378	104,737
Freddie Mac Gold Pool 4.5% 9/1/2047	86,113	82,459
Freddie Mac Gold Pool 4.5% 9/1/2047	15,186	14,599
Freddie Mac Gold Pool 4.5% 9/1/2048	1,632,135	1,559,307
Freddie Mac Gold Pool 4.5% 9/1/2048	882,597	843,214
Freddie Mac Gold Pool 4.5% 9/1/2048	268,517	256,190
Freddie Mac Gold Pool 4.5% 9/1/2049	154,569	146,990
Freddie Mac Gold Pool 4.5% 9/1/2049	11,690	11,116
Freddie Mac Gold Pool 4.5% 9/1/2050	296,159	281,452
Freddie Mac Gold Pool 4.5% 9/1/2052	66,531,671	63,123,912
Freddie Mac Gold Pool 5% 1/1/2030	2,357	2,358
Freddie Mac Gold Pool 5% 1/1/2037	7,653	7,638
Freddie Mac Gold Pool 5% 1/1/2039	7,362	7,337
Freddie Mac Gold Pool 5% 1/1/2039	1,807	1,801
Freddie Mac Gold Pool 5% 1/1/2040	42,768	42,586
Freddie Mac Gold Pool 5% 1/1/2049	357,587	351,755
Freddie Mac Gold Pool 5% 1/1/2049	91,278	89,904
Freddie Mac Gold Pool 5% 1/1/2053	1,505,349	1,467,627
Freddie Mac Gold Pool 5% 1/1/2054	1,571,352	1,526,575
Freddie Mac Gold Pool 5% 1/1/2056	75,495,605	72,943,189
Freddie Mac Gold Pool 5% 1/1/2056	43,327,027	41,859,077
Freddie Mac Gold Pool 5% 1/1/2056	993,540	959,950
Freddie Mac Gold Pool 5% 10/1/2034	337	336
Freddie Mac Gold Pool 5% 10/1/2038	13,799	13,754
Freddie Mac Gold Pool 5% 10/1/2039	5,956	5,934
Freddie Mac Gold Pool 5% 10/1/2048	88,197	86,952
Freddie Mac Gold Pool 5% 10/1/2048	87,667	86,319
Freddie Mac Gold Pool 5% 10/1/2048	2,532	2,494
Freddie Mac Gold Pool 5% 10/1/2049	4,698	4,616
Freddie Mac Gold Pool 5% 10/1/2052	2,375,690	2,317,643
Freddie Mac Gold Pool 5% 10/1/2052	1,501,598	1,463,970
Freddie Mac Gold Pool 5% 10/1/2052	1,188,599	1,158,814
Freddie Mac Gold Pool 5% 10/1/2052	343,886	335,483
Freddie Mac Gold Pool 5% 10/1/2054	19,611,802	19,016,166
Freddie Mac Gold Pool 5% 10/1/2054	55,927	54,229
Freddie Mac Gold Pool 5% 11/1/2038	33,292	33,188
Freddie Mac Gold Pool 5% 11/1/2038	25,830	25,736
Freddie Mac Gold Pool 5% 11/1/2040	137,665	137,112
Freddie Mac Gold Pool 5% 11/1/2048	340,983	335,422
Freddie Mac Gold Pool 5% 11/1/2048	18,502	18,200
Freddie Mac Gold Pool 5% 11/1/2048	17,667	17,401
Freddie Mac Gold Pool 5% 11/1/2048	13,353	13,177
Freddie Mac Gold Pool 5% 11/1/2049	8,016	7,883
Freddie Mac Gold Pool 5% 11/1/2052	22,850,413	22,277,809
Freddie Mac Gold Pool 5% 11/1/2053	14,475,539	14,094,704
Freddie Mac Gold Pool 5% 11/1/2054	16,906,550	16,393,076
Freddie Mac Gold Pool 5% 12/1/2036	38,881	38,797
Freddie Mac Gold Pool 5% 12/1/2038	311,217	310,239
Freddie Mac Gold Pool 5% 12/1/2038	10,090	10,055
Freddie Mac Gold Pool 5% 12/1/2048	963,605	947,890
Freddie Mac Gold Pool 5% 12/1/2048	548,256	537,909
Freddie Mac Gold Pool 5% 12/1/2049	8,329	8,183
Freddie Mac Gold Pool 5% 12/1/2053	24,531,588	24,093,177
Freddie Mac Gold Pool 5% 12/1/2053	157,061	152,586
Freddie Mac Gold Pool 5% 12/1/2054	24,698,155	23,955,758
Freddie Mac Gold Pool 5% 12/1/2054	105,997	102,777
Freddie Mac Gold Pool 5% 2/1/2037	22,025	21,963
Freddie Mac Gold Pool 5% 2/1/2038	410,210	409,602
Freddie Mac Gold Pool 5% 2/1/2038	84,739	84,451
Freddie Mac Gold Pool 5% 2/1/2038	8,006	7,981
Freddie Mac Gold Pool 5% 2/1/2039	296,949	295,860
Freddie Mac Gold Pool 5% 2/1/2039	8,837	8,806
Freddie Mac Gold Pool 5% 2/1/2039	1,032	1,028
Freddie Mac Gold Pool 5% 2/1/2049	1,653,317	1,628,520
Freddie Mac Gold Pool 5% 2/1/2049	232,814	229,017
Freddie Mac Gold Pool 5% 2/1/2049	151,196	148,192
Freddie Mac Gold Pool 5% 2/1/2049	7,665	7,521
Freddie Mac Gold Pool 5% 2/1/2050	291,224	286,110
Freddie Mac Gold Pool 5% 2/1/2053	13,479,009	13,101,647
Freddie Mac Gold Pool 5% 2/1/2056	11,078,501	10,706,962
Freddie Mac Gold Pool 5% 2/1/2056	998,612	964,803
Freddie Mac Gold Pool 5% 3/1/2027	74	73
Freddie Mac Gold Pool 5% 3/1/2037	5,143	5,128
Freddie Mac Gold Pool 5% 3/1/2037	507	505
Freddie Mac Gold Pool 5% 3/1/2038	32,989	32,890
Freddie Mac Gold Pool 5% 3/1/2038	2,088	2,083
Freddie Mac Gold Pool 5% 3/1/2039	11,628	11,586
Freddie Mac Gold Pool 5% 3/1/2040	2,586,466	2,579,721
Freddie Mac Gold Pool 5% 3/1/2041	81,945	81,616
Freddie Mac Gold Pool 5% 3/1/2041	81,836	81,495
Freddie Mac Gold Pool 5% 3/1/2049	11,505	11,318
Freddie Mac Gold Pool 5% 3/1/2049	3,540	3,487
Freddie Mac Gold Pool 5% 3/1/2050	7,610	7,471
Freddie Mac Gold Pool 5% 3/1/2053	15,119,004	14,679,664
Freddie Mac Gold Pool 5% 3/1/2053	804,023	780,659
Freddie Mac Gold Pool 5% 3/1/2053	300,836	292,094
Freddie Mac Gold Pool 5% 3/1/2056	6,403,004	6,184,525
Freddie Mac Gold Pool 5% 3/1/2056	997,942	964,190
Freddie Mac Gold Pool 5% 3/1/2056	993,874	959,962
Freddie Mac Gold Pool 5% 4/1/2028	255	254
Freddie Mac Gold Pool 5% 4/1/2038	152,841	152,349
Freddie Mac Gold Pool 5% 4/1/2038	137,048	136,573
Freddie Mac Gold Pool 5% 4/1/2038	9,853	9,817
Freddie Mac Gold Pool 5% 4/1/2038	461	459
Freddie Mac Gold Pool 5% 4/1/2038	336	334
Freddie Mac Gold Pool 5% 4/1/2039	522,271	521,888
Freddie Mac Gold Pool 5% 4/1/2039	1,250	1,244
Freddie Mac Gold Pool 5% 4/1/2049	260,901	256,483
Freddie Mac Gold Pool 5% 4/1/2049	4,637	4,559
Freddie Mac Gold Pool 5% 4/1/2053	33,402,737	32,628,334
Freddie Mac Gold Pool 5% 4/1/2053	4,461,447	4,346,860
Freddie Mac Gold Pool 5% 4/1/2054	233,809	226,781
Freddie Mac Gold Pool 5% 4/1/2056	222,584	214,989
Freddie Mac Gold Pool 5% 5/1/2028	5,905	5,912
Freddie Mac Gold Pool 5% 5/1/2029	293	292
Freddie Mac Gold Pool 5% 5/1/2035	326,163	325,588
Freddie Mac Gold Pool 5% 5/1/2037	5,259	5,246
Freddie Mac Gold Pool 5% 5/1/2039	5,394,127	5,390,174
Freddie Mac Gold Pool 5% 5/1/2049	36,651	36,031
Freddie Mac Gold Pool 5% 5/1/2050	1,437,138	1,411,006
Freddie Mac Gold Pool 5% 5/1/2055	593,920	574,768
Freddie Mac Gold Pool 5% 5/1/2056	27,719,904	26,774,065
Freddie Mac Gold Pool 5% 5/1/2056	12,386,826	11,964,172
Freddie Mac Gold Pool 5% 5/1/2056	425,000	410,498
Freddie Mac Gold Pool 5% 6/1/2037	7,059	7,039
Freddie Mac Gold Pool 5% 6/1/2037	6,378	6,359
Freddie Mac Gold Pool 5% 6/1/2038	230,011	229,247
Freddie Mac Gold Pool 5% 6/1/2038	34,428	34,323
Freddie Mac Gold Pool 5% 6/1/2038	17,796	17,742
Freddie Mac Gold Pool 5% 6/1/2041	777,105	773,865
Freddie Mac Gold Pool 5% 6/1/2049	12,699	12,484
Freddie Mac Gold Pool 5% 6/1/2050	7,828	7,676
Freddie Mac Gold Pool 5% 6/1/2056	28,403,325	27,434,166
Freddie Mac Gold Pool 5% 7/1/2031	2,994	2,994
Freddie Mac Gold Pool 5% 7/1/2036	2,420	2,414
Freddie Mac Gold Pool 5% 7/1/2038	2,564	2,556
Freddie Mac Gold Pool 5% 7/1/2040	83,858	83,565
Freddie Mac Gold Pool 5% 7/1/2041	294,715	293,486
Freddie Mac Gold Pool 5% 7/1/2048	470,011	454,870
Freddie Mac Gold Pool 5% 7/1/2048	399,609	386,736
Freddie Mac Gold Pool 5% 7/1/2052	4,924,134	4,819,207
Freddie Mac Gold Pool 5% 7/1/2052	911,577	889,303
Freddie Mac Gold Pool 5% 7/1/2054	453,471	439,840
Freddie Mac Gold Pool 5% 7/1/2056	997,751	963,706
Freddie Mac Gold Pool 5% 7/1/2056	991,831	957,989
Freddie Mac Gold Pool 5% 7/1/2056	991,131	957,312
Freddie Mac Gold Pool 5% 8/1/2037	15,656	15,614
Freddie Mac Gold Pool 5% 8/1/2038	38,971	38,846
Freddie Mac Gold Pool 5% 8/1/2038	29,500	29,434
Freddie Mac Gold Pool 5% 8/1/2040	20,423,901	20,345,110
Freddie Mac Gold Pool 5% 8/1/2040	984,740	980,051
Freddie Mac Gold Pool 5% 8/1/2040	341,910	340,675
Freddie Mac Gold Pool 5% 8/1/2040	37,031	36,858
Freddie Mac Gold Pool 5% 8/1/2040	13,197	13,131
Freddie Mac Gold Pool 5% 8/1/2048	687,989	677,629
Freddie Mac Gold Pool 5% 8/1/2049	87,058	85,584
Freddie Mac Gold Pool 5% 8/1/2049	55,886	54,940
Freddie Mac Gold Pool 5% 8/1/2052	13,576,605	13,287,092
Freddie Mac Gold Pool 5% 8/1/2052	13,334,180	13,066,712
Freddie Mac Gold Pool 5% 8/1/2052	1,322,575	1,285,134
Freddie Mac Gold Pool 5% 8/1/2052	150,030	146,458
Freddie Mac Gold Pool 5% 8/1/2052	79,032	76,794
Freddie Mac Gold Pool 5% 8/1/2052	22,533	21,896
Freddie Mac Gold Pool 5% 8/1/2054	37,626	36,483
Freddie Mac Gold Pool 5% 8/1/2055	9,351,370	9,090,735
Freddie Mac Gold Pool 5% 8/1/2056	872,001	842,247
Freddie Mac Gold Pool 5% 9/1/2031	3,650	3,651
Freddie Mac Gold Pool 5% 9/1/2038	660,253	658,071
Freddie Mac Gold Pool 5% 9/1/2038	812	808
Freddie Mac Gold Pool 5% 9/1/2039	583,898	581,968
Freddie Mac Gold Pool 5% 9/1/2039	420,278	418,803
Freddie Mac Gold Pool 5% 9/1/2039	14,843	14,777
Freddie Mac Gold Pool 5% 9/1/2041	800,000	796,914
Freddie Mac Gold Pool 5% 9/1/2049	317,026	311,459
Freddie Mac Gold Pool 5% 9/1/2049	10,637	10,291
Freddie Mac Gold Pool 5% 9/1/2052	27,378,198	26,709,245
Freddie Mac Gold Pool 5% 9/1/2052	2,610,915	2,562,623
Freddie Mac Gold Pool 5% 9/1/2052	1,702,676	1,661,073
Freddie Mac Gold Pool 5% 9/1/2053	48,054	46,789
Freddie Mac Gold Pool 5.5% 1/1/2036	104,157	105,503
Freddie Mac Gold Pool 5.5% 1/1/2037	14,654	14,850
Freddie Mac Gold Pool 5.5% 1/1/2037	10,140	10,272
Freddie Mac Gold Pool 5.5% 1/1/2038	26,645	26,999
Freddie Mac Gold Pool 5.5% 1/1/2038	16,687	16,901
Freddie Mac Gold Pool 5.5% 1/1/2038	7,980	8,084
Freddie Mac Gold Pool 5.5% 1/1/2039	208,498	211,167
Freddie Mac Gold Pool 5.5% 1/1/2039	19,707	19,960
Freddie Mac Gold Pool 5.5% 1/1/2040	13,068,579	13,232,495
Freddie Mac Gold Pool 5.5% 1/1/2041	39,991	40,511
Freddie Mac Gold Pool 5.5% 1/1/2053	7,718,155	7,709,701
Freddie Mac Gold Pool 5.5% 1/1/2053	3,815,734	3,796,053
Freddie Mac Gold Pool 5.5% 1/1/2053	738,615	738,499
Freddie Mac Gold Pool 5.5% 1/1/2053	479,820	477,345
Freddie Mac Gold Pool 5.5% 1/1/2053	352,615	352,086
Freddie Mac Gold Pool 5.5% 1/1/2053	111,700	111,682
Freddie Mac Gold Pool 5.5% 1/1/2054	94,862	94,521
Freddie Mac Gold Pool 5.5% 1/1/2055	4,039,265	4,006,566
Freddie Mac Gold Pool 5.5% 1/1/2055	249,105	247,975
Freddie Mac Gold Pool 5.5% 10/1/2033	6,554	6,633
Freddie Mac Gold Pool 5.5% 10/1/2035	45,276	45,865
Freddie Mac Gold Pool 5.5% 10/1/2036	4,084	4,139
Freddie Mac Gold Pool 5.5% 10/1/2053	8,612,601	8,584,327
Freddie Mac Gold Pool 5.5% 10/1/2054	18,445,091	18,482,527
Freddie Mac Gold Pool 5.5% 10/1/2054	1,251,950	1,242,285
Freddie Mac Gold Pool 5.5% 10/1/2054	986,379	978,763
Freddie Mac Gold Pool 5.5% 10/1/2054	925,854	919,922
Freddie Mac Gold Pool 5.5% 10/1/2054	355,034	352,568
Freddie Mac Gold Pool 5.5% 10/1/2054	203,402	201,990
Freddie Mac Gold Pool 5.5% 10/1/2054	184,215	183,208
Freddie Mac Gold Pool 5.5% 10/1/2054	68,809	68,433
Freddie Mac Gold Pool 5.5% 10/1/2055	25,000,531	25,070,315
Freddie Mac Gold Pool 5.5% 11/1/2028	3,677	3,700
Freddie Mac Gold Pool 5.5% 11/1/2037	40,086	40,607
Freddie Mac Gold Pool 5.5% 11/1/2038	8,235	8,343
Freddie Mac Gold Pool 5.5% 11/1/2052	5,578,082	5,578,944
Freddie Mac Gold Pool 5.5% 11/1/2052	4,737,479	4,736,731
Freddie Mac Gold Pool 5.5% 11/1/2052	1,762,141	1,761,863
Freddie Mac Gold Pool 5.5% 11/1/2053	5,042,782	5,026,227
Freddie Mac Gold Pool 5.5% 11/1/2054	17,117,869	17,211,455
Freddie Mac Gold Pool 5.5% 11/1/2054	3,224,118	3,202,450
Freddie Mac Gold Pool 5.5% 11/1/2054	278,802	277,207
Freddie Mac Gold Pool 5.5% 12/1/2035	5,594	5,668
Freddie Mac Gold Pool 5.5% 12/1/2037	3,273	3,316
Freddie Mac Gold Pool 5.5% 12/1/2039	100,635	101,949
Freddie Mac Gold Pool 5.5% 12/1/2052	24,045,465	24,041,668
Freddie Mac Gold Pool 5.5% 12/1/2054	1,027,364	1,018,790
Freddie Mac Gold Pool 5.5% 12/1/2054	221,788	220,745
Freddie Mac Gold Pool 5.5% 2/1/2028	180	180
Freddie Mac Gold Pool 5.5% 2/1/2036	3,338	3,381
Freddie Mac Gold Pool 5.5% 2/1/2038	8,010	8,113
Freddie Mac Gold Pool 5.5% 2/1/2039	10,737	10,876
Freddie Mac Gold Pool 5.5% 2/1/2053	39,123,135	39,032,600
Freddie Mac Gold Pool 5.5% 2/1/2053	22,822,002	22,704,288
Freddie Mac Gold Pool 5.5% 2/1/2053	502,303	500,732
Freddie Mac Gold Pool 5.5% 2/1/2054	136,812	137,133
Freddie Mac Gold Pool 5.5% 2/1/2055	8,975,208	8,903,672
Freddie Mac Gold Pool 5.5% 2/1/2055	6,046,367	6,011,023
Freddie Mac Gold Pool 5.5% 3/1/2034	436,336	441,633
Freddie Mac Gold Pool 5.5% 3/1/2037	3,530	3,578
Freddie Mac Gold Pool 5.5% 3/1/2038	16,800	17,020
Freddie Mac Gold Pool 5.5% 3/1/2039	977,245	989,879
Freddie Mac Gold Pool 5.5% 3/1/2039	28,390	28,767
Freddie Mac Gold Pool 5.5% 3/1/2053	7,416,138	7,408,014
Freddie Mac Gold Pool 5.5% 3/1/2053	118,811	118,681
Freddie Mac Gold Pool 5.5% 3/1/2054	34,980,811	34,822,247
Freddie Mac Gold Pool 5.5% 3/1/2054	413,093	410,963
Freddie Mac Gold Pool 5.5% 3/1/2054	69,596	69,163
Freddie Mac Gold Pool 5.5% 4/1/2027	67	66
Freddie Mac Gold Pool 5.5% 4/1/2038	88,257	89,406
Freddie Mac Gold Pool 5.5% 4/1/2038	16,577	16,791
Freddie Mac Gold Pool 5.5% 4/1/2038	7,468	7,564
Freddie Mac Gold Pool 5.5% 4/1/2038	6,438	6,520
Freddie Mac Gold Pool 5.5% 4/1/2039	70,580	71,495
Freddie Mac Gold Pool 5.5% 4/1/2040	248,563	251,800
Freddie Mac Gold Pool 5.5% 4/1/2053	42,892,424	42,818,632
Freddie Mac Gold Pool 5.5% 4/1/2053	533,770	530,650
Freddie Mac Gold Pool 5.5% 4/1/2054	23,001,843	23,156,349
Freddie Mac Gold Pool 5.5% 4/1/2054	4,449,097	4,426,149
Freddie Mac Gold Pool 5.5% 4/1/2054	1,348,659	1,338,289
Freddie Mac Gold Pool 5.5% 4/1/2054	1,241,872	1,242,956
Freddie Mac Gold Pool 5.5% 4/1/2054	339,835	338,078
Freddie Mac Gold Pool 5.5% 4/1/2055	2,520,244	2,498,267
Freddie Mac Gold Pool 5.5% 5/1/2028	2,077	2,089
Freddie Mac Gold Pool 5.5% 5/1/2036	19,997	20,257
Freddie Mac Gold Pool 5.5% 5/1/2036	7,570	7,669
Freddie Mac Gold Pool 5.5% 5/1/2036	3,665	3,716
Freddie Mac Gold Pool 5.5% 5/1/2036	3,100	3,142
Freddie Mac Gold Pool 5.5% 5/1/2037	268,118	271,752
Freddie Mac Gold Pool 5.5% 5/1/2037	7,924	8,025
Freddie Mac Gold Pool 5.5% 5/1/2037	2,429	2,463
Freddie Mac Gold Pool 5.5% 5/1/2037	384	388
Freddie Mac Gold Pool 5.5% 5/1/2038	154,655	156,678
Freddie Mac Gold Pool 5.5% 5/1/2038	6,826	6,915
Freddie Mac Gold Pool 5.5% 5/1/2038	6,056	6,135
Freddie Mac Gold Pool 5.5% 5/1/2038	5,233	5,302
Freddie Mac Gold Pool 5.5% 5/1/2040	7,774	7,876
Freddie Mac Gold Pool 5.5% 5/1/2040	7,540	7,638
Freddie Mac Gold Pool 5.5% 5/1/2054	8,437,876	8,394,354
Freddie Mac Gold Pool 5.5% 5/1/2054	827,247	820,042
Freddie Mac Gold Pool 5.5% 5/1/2055	36,892,148	36,598,103
Freddie Mac Gold Pool 5.5% 5/1/2055	2,122,596	2,105,015
Freddie Mac Gold Pool 5.5% 5/1/2055	394,343	391,077
Freddie Mac Gold Pool 5.5% 5/1/2056	56,514,858	56,611,900
Freddie Mac Gold Pool 5.5% 6/1/2027	3,151	3,159
Freddie Mac Gold Pool 5.5% 6/1/2038	80,993	82,045
Freddie Mac Gold Pool 5.5% 6/1/2038	16,778	16,997
Freddie Mac Gold Pool 5.5% 6/1/2038	12,468	12,633
Freddie Mac Gold Pool 5.5% 6/1/2038	9,439	9,559
Freddie Mac Gold Pool 5.5% 6/1/2040	71,556	72,491
Freddie Mac Gold Pool 5.5% 6/1/2041	436,996	442,523
Freddie Mac Gold Pool 5.5% 6/1/2041	329,729	333,930
Freddie Mac Gold Pool 5.5% 6/1/2041	155,568	157,540
Freddie Mac Gold Pool 5.5% 6/1/2049	2,452,286	2,496,346
Freddie Mac Gold Pool 5.5% 6/1/2053	45,078	45,001
Freddie Mac Gold Pool 5.5% 6/1/2054	2,937,054	2,921,905
Freddie Mac Gold Pool 5.5% 6/1/2054	648,215	644,670
Freddie Mac Gold Pool 5.5% 6/1/2054	589,388	586,901
Freddie Mac Gold Pool 5.5% 6/1/2054	545,999	542,726
Freddie Mac Gold Pool 5.5% 6/1/2054	510,022	508,188
Freddie Mac Gold Pool 5.5% 6/1/2054	143,563	142,473
Freddie Mac Gold Pool 5.5% 6/1/2055	11,724,937	11,627,820
Freddie Mac Gold Pool 5.5% 6/1/2055	926,137	918,422
Freddie Mac Gold Pool 5.5% 6/1/2055	377,669	374,541
Freddie Mac Gold Pool 5.5% 7/1/2028	2,516	2,528
Freddie Mac Gold Pool 5.5% 7/1/2035	274,446	277,728
Freddie Mac Gold Pool 5.5% 7/1/2036	140,142	142,016
Freddie Mac Gold Pool 5.5% 7/1/2038	8,377	8,484
Freddie Mac Gold Pool 5.5% 7/1/2038	4,945	5,010
Freddie Mac Gold Pool 5.5% 7/1/2039	5,781	5,855
Freddie Mac Gold Pool 5.5% 7/1/2053	10,515,311	10,487,363
Freddie Mac Gold Pool 5.5% 7/1/2055	1,803,490	1,788,045
Freddie Mac Gold Pool 5.5% 8/1/2038	17,324	17,561
Freddie Mac Gold Pool 5.5% 8/1/2038	11,514	11,669
Freddie Mac Gold Pool 5.5% 8/1/2038	7,177	7,270
Freddie Mac Gold Pool 5.5% 8/1/2038	4,059	4,112
Freddie Mac Gold Pool 5.5% 8/1/2039	3,333,334	3,375,143
Freddie Mac Gold Pool 5.5% 8/1/2039	130,289	132,036
Freddie Mac Gold Pool 5.5% 8/1/2040	29,277	29,659
Freddie Mac Gold Pool 5.5% 8/1/2053	21,113,830	21,057,711
Freddie Mac Gold Pool 5.5% 8/1/2053	3,903,267	3,891,977
Freddie Mac Gold Pool 5.5% 9/1/2038	102,022	103,357
Freddie Mac Gold Pool 5.5% 9/1/2038	14,933	15,130
Freddie Mac Gold Pool 5.5% 9/1/2038	7,916	8,021
Freddie Mac Gold Pool 5.5% 9/1/2040	9,712,548	9,822,229
Freddie Mac Gold Pool 5.5% 9/1/2040	525,961	532,702
Freddie Mac Gold Pool 5.5% 9/1/2053	17,124,032	17,176,768
Freddie Mac Gold Pool 5.5% 9/1/2053	4,025,064	4,014,366
Freddie Mac Gold Pool 5.5% 9/1/2053	15,978	15,889
Freddie Mac Gold Pool 5.5% 9/1/2054	16,601,580	16,510,762
Freddie Mac Gold Pool 5.5% 9/1/2054	195,957	194,707
Freddie Mac Gold Pool 5.5% 9/1/2056	38,275,000	37,993,855
Freddie Mac Gold Pool 6% 1/1/2053	12,460,411	12,656,619
Freddie Mac Gold Pool 6% 1/1/2053	1,362,088	1,387,942
Freddie Mac Gold Pool 6% 10/1/2054	1,458,958	1,476,620
Freddie Mac Gold Pool 6% 10/1/2054	818,135	829,413
Freddie Mac Gold Pool 6% 10/1/2055	30,807,822	31,200,033
Freddie Mac Gold Pool 6% 11/1/2053	5,327,926	5,430,720
Freddie Mac Gold Pool 6% 11/1/2053	2,777,730	2,820,905
Freddie Mac Gold Pool 6% 12/1/2052	15,934,741	16,257,116
Freddie Mac Gold Pool 6% 12/1/2052	148,692	151,354
Freddie Mac Gold Pool 6% 12/1/2053	22,782,558	23,344,923
Freddie Mac Gold Pool 6% 12/1/2054	144,724	146,512
Freddie Mac Gold Pool 6% 2/1/2055	9,292,360	9,565,290
Freddie Mac Gold Pool 6% 2/1/2055	4,155,181	4,265,539
Freddie Mac Gold Pool 6% 3/1/2053	13,910	14,165
Freddie Mac Gold Pool 6% 4/1/2032	141,310	143,849
Freddie Mac Gold Pool 6% 4/1/2053	751,415	762,989
Freddie Mac Gold Pool 6% 4/1/2054	39,479,881	40,491,414
Freddie Mac Gold Pool 6% 4/1/2054	3,200,029	3,264,699
Freddie Mac Gold Pool 6% 5/1/2053	3,838,546	3,906,607
Freddie Mac Gold Pool 6% 5/1/2054	46,003,702	47,239,890
Freddie Mac Gold Pool 6% 5/1/2054	18,895,795	19,148,933
Freddie Mac Gold Pool 6% 5/1/2055	783,115	793,048
Freddie Mac Gold Pool 6% 6/1/2053	9,645,140	9,816,157
Freddie Mac Gold Pool 6% 6/1/2053	2,207,511	2,246,652
Freddie Mac Gold Pool 6% 6/1/2054	8,817,972	8,961,647
Freddie Mac Gold Pool 6% 7/1/2053	2,519,920	2,554,167
Freddie Mac Gold Pool 6% 7/1/2053	1,659,904	1,683,474
Freddie Mac Gold Pool 6% 7/1/2053	133,821	135,985
Freddie Mac Gold Pool 6% 7/1/2054	9,858,736	10,002,732
Freddie Mac Gold Pool 6% 7/1/2056	32,646,740	33,041,958
Freddie Mac Gold Pool 6% 8/1/2037	20,857	21,390
Freddie Mac Gold Pool 6% 8/1/2053	2,879,463	2,926,019
Freddie Mac Gold Pool 6% 8/1/2053	2,731,148	2,775,306
Freddie Mac Gold Pool 6% 8/1/2053	2,563,600	2,605,049
Freddie Mac Gold Pool 6% 8/1/2053	269,390	273,093
Freddie Mac Gold Pool 6% 8/1/2054	22,257,215	22,561,435
Freddie Mac Gold Pool 6% 8/1/2054	776,359	786,897
Freddie Mac Gold Pool 6% 8/1/2055	41,581,958	42,111,333
Freddie Mac Gold Pool 6% 8/1/2055	10,040,094	10,275,373
Freddie Mac Gold Pool 6% 8/1/2055	7,725,306	7,823,656
Freddie Mac Gold Pool 6% 9/1/2053	7,375,367	7,494,615
Freddie Mac Gold Pool 6% 9/1/2054	7,755,522	7,963,924
Freddie Mac Gold Pool 6% 9/1/2054	1,439,500	1,459,176
Freddie Mac Gold Pool 6.5% 1/1/2054	1,545,004	1,594,439
Freddie Mac Gold Pool 6.5% 10/1/2037	9,561	9,935
Freddie Mac Gold Pool 6.5% 10/1/2053	16,305,171	16,833,246
Freddie Mac Gold Pool 6.5% 10/1/2053	504,047	520,726
Freddie Mac Gold Pool 6.5% 10/1/2053	58,685	60,618
Freddie Mac Gold Pool 6.5% 10/1/2054	2,925,962	3,017,525
Freddie Mac Gold Pool 6.5% 10/1/2054	10,109	10,425
Freddie Mac Gold Pool 6.5% 11/1/2036	4,800	4,987
Freddie Mac Gold Pool 6.5% 11/1/2054	24,594	25,382
Freddie Mac Gold Pool 6.5% 11/1/2055	23,314	24,060
Freddie Mac Gold Pool 6.5% 12/1/2037	8,010	8,322
Freddie Mac Gold Pool 6.5% 12/1/2053	12,531,728	13,068,784
Freddie Mac Gold Pool 6.5% 12/1/2053	10,059,444	10,390,741
Freddie Mac Gold Pool 6.5% 12/1/2054	8,005,937	8,409,707
Freddie Mac Gold Pool 6.5% 12/1/2054	4,449,918	4,590,700
Freddie Mac Gold Pool 6.5% 2/1/2054	17,709,364	18,461,394
Freddie Mac Gold Pool 6.5% 2/1/2056	23,060	23,764
Freddie Mac Gold Pool 6.5% 3/1/2053	376,316	390,150
Freddie Mac Gold Pool 6.5% 3/1/2055	6,996,265	7,211,921
Freddie Mac Gold Pool 6.5% 4/1/2055	352,315	363,340
Freddie Mac Gold Pool 6.5% 4/1/2055	67,896	70,021
Freddie Mac Gold Pool 6.5% 5/1/2053	609,295	630,885
Freddie Mac Gold Pool 6.5% 5/1/2056	28,112	28,983
Freddie Mac Gold Pool 6.5% 6/1/2054	19,210,792	20,094,118
Freddie Mac Gold Pool 6.5% 6/1/2054	10,283,483	10,778,820
Freddie Mac Gold Pool 6.5% 7/1/2054	7,958,251	8,207,290
Freddie Mac Gold Pool 6.5% 7/1/2054	94,837	99,560
Freddie Mac Gold Pool 6.5% 7/1/2054	47,095	48,750
Freddie Mac Gold Pool 6.5% 7/1/2055	11,801,775	12,355,493
Freddie Mac Gold Pool 6.5% 7/1/2055	3,728,099	3,853,501
Freddie Mac Gold Pool 6.5% 7/1/2055	2,462,367	2,570,202
Freddie Mac Gold Pool 6.5% 8/1/2053	15,496,687	16,026,424
Freddie Mac Gold Pool 6.5% 8/1/2054	33,396,570	34,441,656
Freddie Mac Gold Pool 6.5% 8/1/2054	718,526	743,402
Freddie Mac Gold Pool 6.5% 8/1/2054	580,533	600,931
Freddie Mac Gold Pool 6.5% 8/1/2055	7,542,737	7,773,470
Freddie Mac Gold Pool 6.5% 9/1/2037	5,155	5,342
Freddie Mac Gold Pool 6.5% 9/1/2053	6,691,799	6,920,551
Freddie Mac Gold Pool 6.5% 9/1/2054	12,169,527	12,755,711
Freddie Mac Gold Pool 6.5% 9/1/2054	8,103,565	8,357,152
Freddie Mac Gold Pool 7% 1/1/2054	13,736,348	14,519,243
Freddie Mac Gold Pool 7% 1/1/2054	3,539,573	3,737,294
Freddie Mac Manufactured Housing participation certificates 4.5% 1/1/2055	48,177	45,408
Freddie Mac Manufactured Housing participation certificates 5.5% 12/1/2054	135,837	134,924
Freddie Mac Manufactured Housing participation certificates 6% 4/1/2055	24,612,869	25,128,116
Freddie Mac Multiclass Mortgage participation certificates 2.5% 1/1/2032	11,268	10,750
Freddie Mac Multiclass Mortgage participation certificates 2.5% 12/1/2031	17,580	16,864
Freddie Mac Multiclass Mortgage participation certificates 2.5% 12/1/2031	1,512	1,448
Freddie Mac Multiclass Mortgage participation certificates 2.5% 2/1/2032	26,273	25,152
Freddie Mac Multifamily Structured pass-thru certificates 4.5% 9/1/2054	1,071,268	1,011,041
Freddie Mac Multifamily Structured pass-thru certificates 6% 9/1/2054	827,530	838,388
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.0236%, 6.481% 9/1/2037 (b)(c)	14,473	15,004
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 1.696%, 5.375% 3/1/2036 (b)(c)	682,890	697,326
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.2304%, 5.947% 12/1/2035 (b)(c)	268,041	276,337
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.25%, 5.867% 3/1/2035 (b)(c)	162,228	166,954
Freddie Mac Non Gold Pool 4% 10/1/2040	185,542	177,063
Freddie Mac Non Gold Pool 4% 10/1/2040	2,257	2,191
Freddie Mac Non Gold Pool 4% 9/1/2040	343,344	328,000
Freddie Mac Non Gold Pool 4% 9/1/2040	104,407	99,934
Freddie Mac Non Gold Pool 4% 9/1/2040	11,390	10,899
Freddie Mac Non Gold Pool 4% 9/1/2040	9,566	9,153
Freddie Mac Non Gold Pool 4% 9/1/2040	2,242	2,141
Freddie Mac Non Gold Pool 4.5% 1/1/2055	643,835	606,633
Freddie Mac Non Gold Pool 4.5% 12/1/2054	901,153	849,927
Freddie Mac Non Gold Pool 4.5% 2/1/2055	1,140,577	1,076,453
Freddie Mac Non Gold Pool 4.5% 9/1/2040	654,829	640,405
Freddie Mac Non Gold Pool 5% 11/1/2054	72,113	69,923
Freddie Mac Non Gold Pool 5% 9/1/2040	109,303	108,768
Freddie Mac Non Gold Pool 5.5% 1/1/2054	421,208	418,805
Freddie Mac Non Gold Pool 5.5% 1/1/2055	260,018	258,270
Freddie Mac Non Gold Pool 5.5% 3/1/2055	1,813,758	1,799,302
Freddie Mac Non Gold Pool 5.5% 3/1/2055	1,365,204	1,353,299
Freddie Mac Non Gold Pool 5.5% 4/1/2054	11,428,282	11,369,337
Freddie Mac Non Gold Pool 5.5% 4/1/2054	366,450	364,560
Freddie Mac Non Gold Pool 5.5% 6/1/2053	175,868	175,730
Freddie Mac Non Gold Pool 5.5% 8/1/2053	429,542	428,400
Freddie Mac Non Gold Pool 6% 10/1/2054	2,638,970	2,677,514
Freddie Mac Non Gold Pool 6% 10/1/2054	608,518	616,646
Freddie Mac Non Gold Pool 6% 11/1/2054	1,946,635	1,972,635
Freddie Mac Non Gold Pool 6% 12/1/2054	3,327,788	3,370,985
Freddie Mac Non Gold Pool 6% 4/1/2055	297,280	301,167
Freddie Mac Non Gold Pool 6% 6/1/2055	83,834	85,069
Freddie Mac Non Gold Pool 6% 9/1/2055	10,016,885	10,140,183
Freddie Mac Non Gold Pool 6.5% 3/1/2055	5,942,708	6,149,659
Freddie Mac Non Gold Pool 6.5% 5/1/2053	90,382	94,116
Ginnie Mae I Pool 2% 8/20/2052	1,881,792	1,511,223
Ginnie Mae I Pool 3% 1/15/2043	158,710	143,042
Ginnie Mae I Pool 3% 1/15/2045	74,685	66,486
Ginnie Mae I Pool 3% 1/15/2045	59,415	53,034
Ginnie Mae I Pool 3% 1/15/2045	55,290	49,332
Ginnie Mae I Pool 3% 1/15/2045	46,207	40,983
Ginnie Mae I Pool 3% 1/15/2045	22,855	20,308
Ginnie Mae I Pool 3% 10/15/2042	19,657	17,622
Ginnie Mae I Pool 3% 10/15/2042	10,940	9,831
Ginnie Mae I Pool 3% 10/20/2042	9,131,284	8,265,766
Ginnie Mae I Pool 3% 11/15/2042	61,069	54,971
Ginnie Mae I Pool 3% 2/15/2045	220,534	196,324
Ginnie Mae I Pool 3% 2/15/2045	101,183	90,008
Ginnie Mae I Pool 3% 2/15/2045	53,482	47,540
Ginnie Mae I Pool 3% 2/20/2046	156,107	138,811
Ginnie Mae I Pool 3% 3/15/2043	15,328	13,856
Ginnie Mae I Pool 3% 3/15/2043	3,444	3,098
Ginnie Mae I Pool 3% 3/15/2043	2,380	2,141
Ginnie Mae I Pool 3% 3/15/2045	409,305	363,693
Ginnie Mae I Pool 3% 3/15/2045	269,303	239,116
Ginnie Mae I Pool 3% 3/15/2045	230,141	205,187
Ginnie Mae I Pool 3% 3/15/2045	208,812	185,610
Ginnie Mae I Pool 3% 3/15/2045	188,491	168,508
Ginnie Mae I Pool 3% 3/15/2045	127,676	113,617
Ginnie Mae I Pool 3% 3/15/2045	81,516	72,378
Ginnie Mae I Pool 3% 3/15/2045	70,358	62,681
Ginnie Mae I Pool 3% 3/15/2045	68,768	61,429
Ginnie Mae I Pool 3% 3/15/2045	45,171	41,031
Ginnie Mae I Pool 3% 3/15/2045	36,538	32,742
Ginnie Mae I Pool 3% 3/15/2045	35,988	31,907
Ginnie Mae I Pool 3% 3/15/2045	22,557	20,051
Ginnie Mae I Pool 3% 4/15/2042	118,211	106,767
Ginnie Mae I Pool 3% 5/15/2042	72,370	65,534
Ginnie Mae I Pool 3% 5/15/2045	139,601	124,136
Ginnie Mae I Pool 3% 6/15/2042	83,426	75,222
Ginnie Mae I Pool 3% 6/15/2043	1,332,814	1,195,311
Ginnie Mae I Pool 3% 6/15/2043	257,475	229,910
Ginnie Mae I Pool 3% 6/15/2043	221,338	198,908
Ginnie Mae I Pool 3% 6/15/2045	138,032	123,593
Ginnie Mae I Pool 3% 6/15/2045	27,975	24,821
Ginnie Mae I Pool 3% 6/15/2045	20,020	17,769
Ginnie Mae I Pool 3% 7/15/2042	40,912	37,298
Ginnie Mae I Pool 3% 7/15/2043	372,796	334,336
Ginnie Mae I Pool 3% 7/15/2045	224,563	198,886
Ginnie Mae I Pool 3% 7/15/2045	166,661	147,500
Ginnie Mae I Pool 3% 7/15/2045	141,708	125,777
Ginnie Mae I Pool 3% 7/15/2045	89,942	80,221
Ginnie Mae I Pool 3% 7/15/2045	79,194	70,634
Ginnie Mae I Pool 3% 7/15/2045	74,726	66,230
Ginnie Mae I Pool 3% 7/15/2045	69,674	61,708
Ginnie Mae I Pool 3% 7/15/2045	69,004	61,158
Ginnie Mae I Pool 3% 7/15/2045	60,785	54,051
Ginnie Mae I Pool 3% 7/15/2045	60,420	53,474
Ginnie Mae I Pool 3% 7/15/2045	15,017	13,286
Ginnie Mae I Pool 3% 7/20/2052	5,288,494	4,603,942
Ginnie Mae I Pool 3.5% 1/15/2041	53,409	49,578
Ginnie Mae I Pool 3.5% 1/15/2041	40,397	37,679
Ginnie Mae I Pool 3.5% 1/15/2042	136,702	126,101
Ginnie Mae I Pool 3.5% 1/15/2042	53,916	49,721
Ginnie Mae I Pool 3.5% 1/15/2042	4,221	3,911
Ginnie Mae I Pool 3.5% 1/15/2043	4,773	4,439
Ginnie Mae I Pool 3.5% 10/15/2040	16,969	15,718
Ginnie Mae I Pool 3.5% 10/15/2042	58,606	54,124
Ginnie Mae I Pool 3.5% 10/15/2042	18,525	17,118
Ginnie Mae I Pool 3.5% 11/15/2040	34,307	31,866
Ginnie Mae I Pool 3.5% 11/15/2041	357,764	331,089
Ginnie Mae I Pool 3.5% 11/15/2041	88,646	82,762
Ginnie Mae I Pool 3.5% 11/15/2041	86,859	80,971
Ginnie Mae I Pool 3.5% 11/15/2042	46,951	43,166
Ginnie Mae I Pool 3.5% 11/20/2052	6,238,148	5,552,082
Ginnie Mae I Pool 3.5% 12/15/2040	54,622	50,751
Ginnie Mae I Pool 3.5% 12/15/2041	120,291	111,561
Ginnie Mae I Pool 3.5% 12/15/2041	14,009	12,973
Ginnie Mae I Pool 3.5% 12/15/2042	37,808	34,991
Ginnie Mae I Pool 3.5% 12/15/2043	6,755	6,217
Ginnie Mae I Pool 3.5% 2/15/2041	1,059	988
Ginnie Mae I Pool 3.5% 2/15/2042	278,555	258,243
Ginnie Mae I Pool 3.5% 2/15/2042	127,206	118,010
Ginnie Mae I Pool 3.5% 2/15/2042	69,921	64,762
Ginnie Mae I Pool 3.5% 2/15/2043	194,337	179,115
Ginnie Mae I Pool 3.5% 2/15/2043	118,204	108,674
Ginnie Mae I Pool 3.5% 2/20/2056	99,369	86,926
Ginnie Mae I Pool 3.5% 3/15/2042	63,885	59,414
Ginnie Mae I Pool 3.5% 3/15/2042	36,337	33,648
Ginnie Mae I Pool 3.5% 3/15/2042	2,035	1,887
Ginnie Mae I Pool 3.5% 4/15/2042	79,295	73,405
Ginnie Mae I Pool 3.5% 4/15/2042	20,769	19,207
Ginnie Mae I Pool 3.5% 4/15/2042	6,158	5,700
Ginnie Mae I Pool 3.5% 4/15/2042	1,704	1,577
Ginnie Mae I Pool 3.5% 4/20/2056	37,221,232	32,560,632
Ginnie Mae I Pool 3.5% 5/15/2042	207,051	191,499
Ginnie Mae I Pool 3.5% 5/15/2042	98,487	91,483
Ginnie Mae I Pool 3.5% 5/15/2042	75,841	70,485
Ginnie Mae I Pool 3.5% 5/15/2042	46,571	43,086
Ginnie Mae I Pool 3.5% 5/15/2042	10,940	10,131
Ginnie Mae I Pool 3.5% 5/15/2043	276,650	255,344
Ginnie Mae I Pool 3.5% 5/15/2043	197,103	181,261
Ginnie Mae I Pool 3.5% 5/15/2043	97,774	90,015
Ginnie Mae I Pool 3.5% 5/15/2043	61,847	56,986
Ginnie Mae I Pool 3.5% 5/20/2056	566,531	495,594
Ginnie Mae I Pool 3.5% 6/15/2042	302,462	280,252
Ginnie Mae I Pool 3.5% 6/15/2042	62,711	57,995
Ginnie Mae I Pool 3.5% 6/15/2042	37,527	34,629
Ginnie Mae I Pool 3.5% 6/15/2042	9,603	8,876
Ginnie Mae I Pool 3.5% 6/15/2043	302,516	277,827
Ginnie Mae I Pool 3.5% 6/15/2043	104,395	96,383
Ginnie Mae I Pool 3.5% 6/15/2043	6,094	5,604
Ginnie Mae I Pool 3.5% 6/20/2042	1,631,200	1,512,386
Ginnie Mae I Pool 3.5% 6/20/2056	7,646,225	6,688,814
Ginnie Mae I Pool 3.5% 7/15/2042	665,318	615,160
Ginnie Mae I Pool 3.5% 7/15/2042	44,451	41,290
Ginnie Mae I Pool 3.5% 7/15/2042	33,700	31,089
Ginnie Mae I Pool 3.5% 7/15/2042	32,968	30,394
Ginnie Mae I Pool 3.5% 7/15/2042	18,721	17,236
Ginnie Mae I Pool 3.5% 8/15/2041	2,195	2,029
Ginnie Mae I Pool 3.5% 8/15/2042	2,113,289	1,951,672
Ginnie Mae I Pool 3.5% 8/15/2042	33,039	30,557
Ginnie Mae I Pool 3.5% 8/15/2042	28,186	26,008
Ginnie Mae I Pool 3.5% 8/15/2042	7,957	7,349
Ginnie Mae I Pool 3.5% 8/15/2043	22,187	20,411
Ginnie Mae I Pool 3.5% 8/20/2052	22,246,130	19,889,896
Ginnie Mae I Pool 3.5% 9/15/2041	83,238	77,339
Ginnie Mae I Pool 3.5% 9/15/2043	20,625	19,282
Ginnie Mae I Pool 3.5% 9/20/2054	42,892	37,863
Ginnie Mae I Pool 4% 1/15/2040	18,236	17,386
Ginnie Mae I Pool 4% 1/15/2041	725,749	688,996
Ginnie Mae I Pool 4% 1/15/2041	375,942	356,980
Ginnie Mae I Pool 4% 1/15/2041	26,466	25,125
Ginnie Mae I Pool 4% 1/15/2041	21,168	20,083
Ginnie Mae I Pool 4% 10/15/2040	516,455	490,827
Ginnie Mae I Pool 4% 10/15/2040	4,003	3,805
Ginnie Mae I Pool 4% 10/15/2041	388,174	368,129
Ginnie Mae I Pool 4% 10/15/2041	204,009	193,555
Ginnie Mae I Pool 4% 10/15/2041	96,794	92,052
Ginnie Mae I Pool 4% 10/15/2041	69,626	65,963
Ginnie Mae I Pool 4% 10/15/2041	54,021	51,263
Ginnie Mae I Pool 4% 10/15/2041	45,398	43,127
Ginnie Mae I Pool 4% 10/15/2041	22,612	21,476
Ginnie Mae I Pool 4% 10/15/2041	2,664	2,527
Ginnie Mae I Pool 4% 10/20/2052	22,825,691	21,019,555
Ginnie Mae I Pool 4% 11/15/2040	187,954	178,435
Ginnie Mae I Pool 4% 11/15/2040	24,866	23,597
Ginnie Mae I Pool 4% 11/15/2041	33,412	31,687
Ginnie Mae I Pool 4% 11/15/2044	33,541	31,526
Ginnie Mae I Pool 4% 12/15/2040	36,851	34,992
Ginnie Mae I Pool 4% 12/15/2040	24,449	23,293
Ginnie Mae I Pool 4% 12/15/2040	7,071	6,719
Ginnie Mae I Pool 4% 12/15/2041	248,240	235,180
Ginnie Mae I Pool 4% 12/15/2041	140,971	133,555
Ginnie Mae I Pool 4% 12/15/2041	37,936	35,904
Ginnie Mae I Pool 4% 12/15/2041	34,643	32,916
Ginnie Mae I Pool 4% 12/15/2041	27,075	25,749
Ginnie Mae I Pool 4% 2/15/2041	134,993	128,266
Ginnie Mae I Pool 4% 2/15/2041	135,311	128,141
Ginnie Mae I Pool 4% 2/15/2041	17,970	17,053
Ginnie Mae I Pool 4% 2/20/2053	24,445,983	22,505,908
Ginnie Mae I Pool 4% 3/15/2040	66,154	63,012
Ginnie Mae I Pool 4% 3/15/2041	155,970	148,263
Ginnie Mae I Pool 4% 3/15/2041	47,724	45,356
Ginnie Mae I Pool 4% 3/15/2042	3,040	2,870
Ginnie Mae I Pool 4% 3/15/2044	51,834	49,107
Ginnie Mae I Pool 4% 3/20/2056	500,000	451,960
Ginnie Mae I Pool 4% 4/15/2040	207,025	196,582
Ginnie Mae I Pool 4% 4/15/2040	158,425	150,563
Ginnie Mae I Pool 4% 4/15/2040	29,024	27,578
Ginnie Mae I Pool 4% 4/15/2041	26,851	25,503
Ginnie Mae I Pool 4% 4/15/2041	26,319	24,914
Ginnie Mae I Pool 4% 4/15/2045	140,366	132,099
Ginnie Mae I Pool 4% 4/20/2056	650,000	587,547
Ginnie Mae I Pool 4% 5/15/2040	277,433	263,439
Ginnie Mae I Pool 4% 5/15/2041	53,736	50,909
Ginnie Mae I Pool 4% 5/15/2041	15,794	15,017
Ginnie Mae I Pool 4% 5/15/2044	12,978	12,310
Ginnie Mae I Pool 4% 6/15/2039	581,685	554,438
Ginnie Mae I Pool 4% 6/15/2039	38,146	36,309
Ginnie Mae I Pool 4% 6/15/2045	1,086,436	1,022,079
Ginnie Mae I Pool 4% 6/20/2056	327,000	295,582
Ginnie Mae I Pool 4% 7/15/2041	487,021	460,741
Ginnie Mae I Pool 4% 7/15/2041	44,590	42,261
Ginnie Mae I Pool 4% 7/20/2052	2,952,402	2,711,636
Ginnie Mae I Pool 4% 8/15/2039	59,350	56,418
Ginnie Mae I Pool 4% 8/15/2040	5,600	5,326
Ginnie Mae I Pool 4% 8/15/2041	64,735	61,418
Ginnie Mae I Pool 4% 8/15/2041	14,082	13,410
Ginnie Mae I Pool 4% 8/20/2052	16,956,688	15,573,883
Ginnie Mae I Pool 4% 8/20/2056	9,173,000	8,291,654
Ginnie Mae I Pool 4% 9/15/2041	54,032	51,329
Ginnie Mae I Pool 4% 9/15/2041	53,738	50,984
Ginnie Mae I Pool 4% 9/15/2041	45,300	42,978
Ginnie Mae I Pool 4% 9/15/2041	13,404	12,701
Ginnie Mae I Pool 4% 9/15/2041	9,277	8,782
Ginnie Mae I Pool 4% 9/15/2041	6,557	6,254
Ginnie Mae I Pool 4% 9/15/2044	9,024	8,535
Ginnie Mae I Pool 4% 9/20/2052	20,257,437	18,654,521
Ginnie Mae I Pool 4.5% 1/20/2053	140,048	132,854
Ginnie Mae I Pool 4.5% 10/15/2040	16,608	16,198
Ginnie Mae I Pool 4.5% 10/15/2041	35,803	34,795
Ginnie Mae I Pool 4.5% 10/15/2041	16,255	15,799
Ginnie Mae I Pool 4.5% 10/20/2052	14,120,216	13,425,734
Ginnie Mae I Pool 4.5% 11/20/2052	46,070,817	43,776,099
Ginnie Mae I Pool 4.5% 2/15/2035	752	739
Ginnie Mae I Pool 4.5% 2/15/2039	75,196	73,522
Ginnie Mae I Pool 4.5% 2/15/2040	17,274	16,865
Ginnie Mae I Pool 4.5% 2/20/2053	601,153	569,896
Ginnie Mae I Pool 4.5% 3/15/2040	142,273	138,427
Ginnie Mae I Pool 4.5% 3/15/2041	622,736	607,761
Ginnie Mae I Pool 4.5% 3/15/2041	89,862	87,511
Ginnie Mae I Pool 4.5% 3/15/2041	19,574	19,073
Ginnie Mae I Pool 4.5% 3/20/2053	739,038	700,611
Ginnie Mae I Pool 4.5% 4/15/2040	3,904	3,815
Ginnie Mae I Pool 4.5% 4/15/2041	12,447	12,130
Ginnie Mae I Pool 4.5% 4/20/2053	16,891,217	16,007,663
Ginnie Mae I Pool 4.5% 4/20/2056	58,373,826	54,713,840
Ginnie Mae I Pool 4.5% 5/15/2040	243,553	237,000
Ginnie Mae I Pool 4.5% 5/15/2041	11,077	10,787
Ginnie Mae I Pool 4.5% 5/15/2041	9,612	9,394
Ginnie Mae I Pool 4.5% 5/15/2041	1,900	1,859
Ginnie Mae I Pool 4.5% 5/20/2053	12,516,457	11,861,740
Ginnie Mae I Pool 4.5% 6/15/2040	409,805	399,906
Ginnie Mae I Pool 4.5% 6/15/2040	168,359	164,328
Ginnie Mae I Pool 4.5% 6/15/2040	59,397	58,054
Ginnie Mae I Pool 4.5% 6/15/2040	33,722	32,890
Ginnie Mae I Pool 4.5% 6/15/2040	22,575	22,015
Ginnie Mae I Pool 4.5% 6/15/2040	13,215	12,895
Ginnie Mae I Pool 4.5% 6/15/2041	18,209	17,748
Ginnie Mae I Pool 4.5% 6/15/2041	12,408	12,094
Ginnie Mae I Pool 4.5% 6/15/2041	7,889	7,680
Ginnie Mae I Pool 4.5% 7/15/2039	10,602	10,343
Ginnie Mae I Pool 4.5% 7/15/2040	77,431	75,578
Ginnie Mae I Pool 4.5% 7/15/2040	69,019	67,360
Ginnie Mae I Pool 4.5% 7/15/2040	65,190	63,595
Ginnie Mae I Pool 4.5% 7/15/2040	55,423	54,061
Ginnie Mae I Pool 4.5% 7/15/2040	20,595	20,102
Ginnie Mae I Pool 4.5% 7/15/2040	10,259	10,011
Ginnie Mae I Pool 4.5% 7/15/2040	1,805	1,762
Ginnie Mae I Pool 4.5% 7/15/2041	5,831	5,679
Ginnie Mae I Pool 4.5% 7/20/2041	2,785,050	2,712,550
Ginnie Mae I Pool 4.5% 7/20/2052	14,656,612	13,896,817
Ginnie Mae I Pool 4.5% 8/15/2040	25,991	25,444
Ginnie Mae I Pool 4.5% 8/15/2040	18,030	17,594
Ginnie Mae I Pool 4.5% 8/15/2040	7,274	7,095
Ginnie Mae I Pool 4.5% 8/20/2052	3,484,456	3,303,823
Ginnie Mae I Pool 4.5% 9/15/2033	1,191	1,174
Ginnie Mae I Pool 4.5% 9/15/2040	41,018	40,006
Ginnie Mae I Pool 4.5% 9/15/2040	31,858	31,052
Ginnie Mae I Pool 4.5% 9/15/2040	569	553
Ginnie Mae I Pool 4.5% 9/15/2041	15,034	14,660
Ginnie Mae I Pool 4.5% 9/15/2041	11,231	10,958
Ginnie Mae I Pool 4.5% 9/20/2052	21,674,707	20,628,989
Ginnie Mae I Pool 5% 1/20/2053	4,042,768	3,959,055
Ginnie Mae I Pool 5% 10/15/2039	8,882	8,863
Ginnie Mae I Pool 5% 10/20/2040	3,797	3,787
Ginnie Mae I Pool 5% 10/20/2052	25,452,334	24,917,342
Ginnie Mae I Pool 5% 10/20/2054	459,979	448,442
Ginnie Mae I Pool 5% 11/15/2039	227,316	226,779
Ginnie Mae I Pool 5% 11/20/2052	24,331	23,819
Ginnie Mae I Pool 5% 12/20/2052	27,159,110	26,588,242
Ginnie Mae I Pool 5% 2/20/2041	60,987	60,811
Ginnie Mae I Pool 5% 2/20/2053	543,237	532,328
Ginnie Mae I Pool 5% 3/15/2044	335,242	334,581
Ginnie Mae I Pool 5% 3/20/2053	1,920,705	1,878,532
Ginnie Mae I Pool 5% 4/15/2039	231,996	231,622
Ginnie Mae I Pool 5% 4/15/2039	60,538	60,451
Ginnie Mae I Pool 5% 4/15/2040	105,096	104,856
Ginnie Mae I Pool 5% 4/20/2053	23,867,031	23,328,068
Ginnie Mae I Pool 5% 5/15/2039	257,531	256,970
Ginnie Mae I Pool 5% 5/15/2039	112,612	112,426
Ginnie Mae I Pool 5% 5/15/2040	131,181	130,881
Ginnie Mae I Pool 5% 5/15/2040	55,844	55,739
Ginnie Mae I Pool 5% 5/20/2053	368,027	359,602
Ginnie Mae I Pool 5% 5/20/2056	137,174,862	132,994,801
Ginnie Mae I Pool 5% 6/15/2040	165,909	165,561
Ginnie Mae I Pool 5% 6/20/2040	8,052	8,031
Ginnie Mae I Pool 5% 6/20/2053	2,568,897	2,510,083
Ginnie Mae I Pool 5% 6/20/2056	606,137	587,667
Ginnie Mae I Pool 5% 7/15/2040	583,983	582,452
Ginnie Mae I Pool 5% 7/15/2040	576,411	575,185
Ginnie Mae I Pool 5% 7/15/2040	438,937	438,003
Ginnie Mae I Pool 5% 7/15/2040	338,188	337,468
Ginnie Mae I Pool 5% 7/15/2040	332,158	331,451
Ginnie Mae I Pool 5% 7/15/2040	300,635	299,935
Ginnie Mae I Pool 5% 7/15/2040	276,759	276,240
Ginnie Mae I Pool 5% 7/15/2040	143,366	142,984
Ginnie Mae I Pool 5% 7/15/2040	100,095	99,859
Ginnie Mae I Pool 5% 7/20/2040	1,322	1,318
Ginnie Mae I Pool 5% 7/20/2041	48,097	47,960
Ginnie Mae I Pool 5% 7/20/2052	228,307	223,490
Ginnie Mae I Pool 5% 7/20/2056	111,066,354	107,673,210
Ginnie Mae I Pool 5% 8/15/2039	297,509	296,942
Ginnie Mae I Pool 5% 8/15/2039	202,136	201,744
Ginnie Mae I Pool 5% 8/15/2039	116,804	116,563
Ginnie Mae I Pool 5% 8/15/2039	33,273	33,214
Ginnie Mae I Pool 5% 8/20/2052	541,553	530,128
Ginnie Mae I Pool 5% 9/15/2039	413,403	412,693
Ginnie Mae I Pool 5% 9/15/2039	409,247	408,601
Ginnie Mae I Pool 5% 9/15/2039	162,171	161,799
Ginnie Mae I Pool 5% 9/15/2039	150,758	150,494
Ginnie Mae I Pool 5% 9/15/2041	1,720,899	1,717,564
Ginnie Mae I Pool 5% 9/20/2052	5,309,569	5,197,965
Ginnie Mae I Pool 5.5% 1/15/2038	24,492	24,814
Ginnie Mae I Pool 5.5% 1/20/2053	96,576	97,000
Ginnie Mae I Pool 5.5% 10/15/2033	276	279
Ginnie Mae I Pool 5.5% 10/15/2035	285,480	290,101
Ginnie Mae I Pool 5.5% 10/15/2038	10,190	10,330
Ginnie Mae I Pool 5.5% 10/20/2052	154,307	155,128
Ginnie Mae I Pool 5.5% 11/15/2038	100,500	101,865
Ginnie Mae I Pool 5.5% 11/15/2038	36,892	37,395
Ginnie Mae I Pool 5.5% 11/15/2038	5,667	5,744
Ginnie Mae I Pool 5.5% 12/15/2038	250,747	254,036
Ginnie Mae I Pool 5.5% 12/20/2041	98,390	99,464
Ginnie Mae I Pool 5.5% 12/20/2052	22,061,044	22,157,749
Ginnie Mae I Pool 5.5% 2/15/2038	23,559	23,879
Ginnie Mae I Pool 5.5% 2/15/2039	182,885	185,415
Ginnie Mae I Pool 5.5% 2/15/2039	49,623	50,318
Ginnie Mae I Pool 5.5% 3/15/2039	520,839	527,876
Ginnie Mae I Pool 5.5% 3/15/2039	126,359	128,075
Ginnie Mae I Pool 5.5% 3/15/2040	4,362	4,421
Ginnie Mae I Pool 5.5% 4/15/2039	137,764	139,693
Ginnie Mae I Pool 5.5% 4/15/2041	21,267	21,553
Ginnie Mae I Pool 5.5% 4/20/2053	18,900,395	18,965,525
Ginnie Mae I Pool 5.5% 5/15/2038	307	310
Ginnie Mae I Pool 5.5% 5/15/2039	263,163	266,812
Ginnie Mae I Pool 5.5% 5/15/2039	109,841	111,379
Ginnie Mae I Pool 5.5% 5/20/2045	265,089	267,921
Ginnie Mae I Pool 5.5% 5/20/2053	3,315,186	3,326,610
Ginnie Mae I Pool 5.5% 6/15/2038	34,673	35,144
Ginnie Mae I Pool 5.5% 6/15/2038	4,918	4,985
Ginnie Mae I Pool 5.5% 6/20/2053	18,182,372	18,245,028
Ginnie Mae I Pool 5.5% 8/15/2038	699	708
Ginnie Mae I Pool 5.5% 8/15/2039	93,195	94,498
Ginnie Mae I Pool 5.5% 9/15/2034	8,224	8,347
Ginnie Mae I Pool 5.5% 9/15/2038	15,285	15,490
Ginnie Mae I Pool 5.5% 9/15/2039	367,605	372,754
Ginnie Mae I Pool 5.5% 9/20/2052	7,713,711	7,757,166
Ginnie Mae I Pool 5.5% 9/20/2053	11,521,717	11,536,217
Ginnie Mae I Pool 6% 1/15/2038	54,115	55,258
Ginnie Mae I Pool 6% 1/15/2038	12,580	12,862
Ginnie Mae I Pool 6% 10/15/2039	25,272	25,833
Ginnie Mae I Pool 6% 11/15/2034	185,808	190,312
Ginnie Mae I Pool 6% 11/15/2039	72,440	74,074
Ginnie Mae I Pool 6% 11/15/2039	63,494	64,947
Ginnie Mae I Pool 6% 11/15/2039	27,412	28,015
Ginnie Mae I Pool 6% 11/15/2039	26,406	27,000
Ginnie Mae I Pool 6% 11/15/2039	16,678	17,050
Ginnie Mae I Pool 6% 11/15/2039	14,305	14,655
Ginnie Mae I Pool 6% 11/15/2039	9,607	9,811
Ginnie Mae I Pool 6% 11/15/2039	6,367	6,510
Ginnie Mae I Pool 6% 11/15/2039	6,097	6,227
Ginnie Mae I Pool 6% 11/20/2052	7,875,503	8,043,880
Ginnie Mae I Pool 6% 12/15/2040	58,970	60,305
Ginnie Mae I Pool 6% 12/20/2052	14,454,697	14,761,478
Ginnie Mae I Pool 6% 6/15/2036	395,146	404,859
Ginnie Mae I Pool 6% 8/15/2037	13,930	14,249
Ginnie Mae I Pool 6.5% 1/15/2039	177,235	183,954
Ginnie Mae I Pool 6.5% 1/15/2039	8,019	8,301
Ginnie Mae I Pool 6.5% 10/15/2038	475	490
Ginnie Mae I Pool 6.5% 11/15/2038	7,520	7,804
Ginnie Mae I Pool 6.5% 2/15/2038	36,918	38,607
Ginnie Mae I Pool 6.5% 6/20/2053	874,989	906,689
Ginnie Mae I Pool 6.5% 9/20/2054	447,076	462,225
Ginnie Mae II Pool 1.5% 10/20/2043	281,493	227,271
Ginnie Mae II Pool 1.5% 12/20/2050	388,940	299,258
Ginnie Mae II Pool 1.5% 12/20/2051	1,227,821	942,791
Ginnie Mae II Pool 1.5% 2/20/2051	316,651	243,638
Ginnie Mae II Pool 1.5% 3/20/2051	562,697	432,950
Ginnie Mae II Pool 1.5% 3/20/2052	297,016	228,066
Ginnie Mae II Pool 1.5% 4/20/2044	22,346	17,734
Ginnie Mae II Pool 1.5% 4/20/2051	1,695,626	1,303,058
Ginnie Mae II Pool 1.5% 5/20/2051	3,252,732	2,499,667
Ginnie Mae II Pool 1.5% 7/20/2051	198,695	152,693
Ginnie Mae II Pool 1.5% 8/20/2051	327,933	252,011
Ginnie Mae II Pool 1.5% 9/20/2051	222,674	170,982
Ginnie Mae II Pool 2% 1/20/2051	26,692,255	21,452,608
Ginnie Mae II Pool 2% 1/20/2052	5,101,251	4,096,695
Ginnie Mae II Pool 2% 10/20/2050	382,949	307,776
Ginnie Mae II Pool 2% 11/20/2051	80,057,438	64,292,255
Ginnie Mae II Pool 2% 12/20/2050	34,795,844	27,965,476
Ginnie Mae II Pool 2% 12/20/2051	12,122,590	9,735,368
Ginnie Mae II Pool 2% 2/20/2051	48,260,507	38,787,047
Ginnie Mae II Pool 2% 4/20/2051	177,694,181	142,757,568
Ginnie Mae II Pool 2% 4/20/2052	12,068,583	9,691,997
Ginnie Mae II Pool 2% 6/20/2051	43,070,501	34,602,371
Ginnie Mae II Pool 2% 7/20/2051	167,199,215	134,326,026
Ginnie Mae II Pool 2% 9/20/2050	4,303,505	3,462,768
Ginnie Mae II Pool 2% 9/20/2051	12,555,683	10,083,175
Ginnie Mae II Pool 2.5% 1/20/2045	60,416	52,280
Ginnie Mae II Pool 2.5% 1/20/2046	27,294	23,434
Ginnie Mae II Pool 2.5% 1/20/2047	829,862	709,377
Ginnie Mae II Pool 2.5% 1/20/2048	44,784	38,166
Ginnie Mae II Pool 2.5% 1/20/2051	16,522,074	13,860,797
Ginnie Mae II Pool 2.5% 1/20/2052	14,418,689	12,073,684
Ginnie Mae II Pool 2.5% 10/20/2042	67,713	59,400
Ginnie Mae II Pool 2.5% 10/20/2043	163,283	142,810
Ginnie Mae II Pool 2.5% 10/20/2050	39,902,004	33,474,829
Ginnie Mae II Pool 2.5% 10/20/2051	7,315,183	6,125,468
Ginnie Mae II Pool 2.5% 11/20/2045	15,668	13,509
Ginnie Mae II Pool 2.5% 11/20/2046	481,205	411,671
Ginnie Mae II Pool 2.5% 11/20/2050	1,302,731	1,092,895
Ginnie Mae II Pool 2.5% 11/20/2051	21,055,300	17,630,940
Ginnie Mae II Pool 2.5% 12/20/2042	28,155	24,720
Ginnie Mae II Pool 2.5% 12/20/2043	40,123	35,010
Ginnie Mae II Pool 2.5% 12/20/2045	38,812	33,303
Ginnie Mae II Pool 2.5% 12/20/2046	352,260	301,127
Ginnie Mae II Pool 2.5% 12/20/2047	224,516	191,141
Ginnie Mae II Pool 2.5% 12/20/2049	169,363	142,295
Ginnie Mae II Pool 2.5% 12/20/2050	22,367,657	18,747,336
Ginnie Mae II Pool 2.5% 12/20/2051	14,067,303	11,779,446
Ginnie Mae II Pool 2.5% 2/20/2044	61,609	53,416
Ginnie Mae II Pool 2.5% 2/20/2047	391,920	334,979
Ginnie Mae II Pool 2.5% 2/20/2050	14,894,738	12,514,202
Ginnie Mae II Pool 2.5% 2/20/2051	3,067,500	2,573,405
Ginnie Mae II Pool 2.5% 2/20/2052	7,851,419	6,574,491
Ginnie Mae II Pool 2.5% 2/20/2055	84,961	71,144
Ginnie Mae II Pool 2.5% 3/20/2044	48,657	42,541
Ginnie Mae II Pool 2.5% 3/20/2045	44,003	37,978
Ginnie Mae II Pool 2.5% 3/20/2046	82,920	71,708
Ginnie Mae II Pool 2.5% 3/20/2047	44,449	38,037
Ginnie Mae II Pool 2.5% 3/20/2050	12,514,033	10,513,990
Ginnie Mae II Pool 2.5% 3/20/2051	5,339,287	4,479,267
Ginnie Mae II Pool 2.5% 3/20/2052	15,522,044	12,997,593
Ginnie Mae II Pool 2.5% 4/20/2043	57,487	50,339
Ginnie Mae II Pool 2.5% 4/20/2045	124,469	107,354
Ginnie Mae II Pool 2.5% 4/20/2046	92,720	79,632
Ginnie Mae II Pool 2.5% 4/20/2048	113,771	96,348
Ginnie Mae II Pool 2.5% 4/20/2050	10,066,785	8,457,871
Ginnie Mae II Pool 2.5% 4/20/2052	4,546,348	3,806,946
Ginnie Mae II Pool 2.5% 5/20/2043	47,775	41,767
Ginnie Mae II Pool 2.5% 5/20/2046	34,190	29,332
Ginnie Mae II Pool 2.5% 5/20/2050	53,864,015	45,255,253
Ginnie Mae II Pool 2.5% 5/20/2051	80,711,590	67,597,555
Ginnie Mae II Pool 2.5% 5/20/2052	7,178,417	6,010,944
Ginnie Mae II Pool 2.5% 6/20/2046	118,084	101,351
Ginnie Mae II Pool 2.5% 6/20/2049	117,881	100,918
Ginnie Mae II Pool 2.5% 6/20/2050	6,377,956	5,358,606
Ginnie Mae II Pool 2.5% 6/20/2051	73,352,293	61,433,998
Ginnie Mae II Pool 2.5% 7/20/2043	596,798	520,623
Ginnie Mae II Pool 2.5% 7/20/2046	239,273	205,579
Ginnie Mae II Pool 2.5% 7/20/2050	19,263,680	16,184,882
Ginnie Mae II Pool 2.5% 7/20/2051	94,283,033	78,949,171
Ginnie Mae II Pool 2.5% 8/20/2050	10,208,336	8,553,471
Ginnie Mae II Pool 2.5% 8/20/2051	23,988,178	20,086,825
Ginnie Mae II Pool 2.5% 9/1/2056 (d)	2,875,000	2,404,736
Ginnie Mae II Pool 2.5% 9/20/2043	120,714	105,318
Ginnie Mae II Pool 2.5% 9/20/2046	357,931	306,357
Ginnie Mae II Pool 2.5% 9/20/2049	3,466,077	2,916,448
Ginnie Mae II Pool 2.5% 9/20/2050	44,432,336	37,330,982
Ginnie Mae II Pool 2.5% 9/20/2051	10,816,429	9,057,283
Ginnie Mae II Pool 3% 1/20/2043	76,000	68,730
Ginnie Mae II Pool 3% 1/20/2044	370,080	333,771
Ginnie Mae II Pool 3% 1/20/2045	625,279	558,603
Ginnie Mae II Pool 3% 1/20/2047	5,133,059	4,531,185
Ginnie Mae II Pool 3% 1/20/2048	3,114,163	2,746,094
Ginnie Mae II Pool 3% 1/20/2050	35,546,288	31,022,866
Ginnie Mae II Pool 3% 1/20/2051	411,417	358,676
Ginnie Mae II Pool 3% 10/20/2042	3,681	3,331
Ginnie Mae II Pool 3% 10/20/2043	84,470	76,150
Ginnie Mae II Pool 3% 10/20/2045	577,828	514,125
Ginnie Mae II Pool 3% 10/20/2046	1,901,090	1,678,179
Ginnie Mae II Pool 3% 10/20/2047	2,237,323	1,972,890
Ginnie Mae II Pool 3% 10/20/2049	3,580,428	3,132,635
Ginnie Mae II Pool 3% 10/20/2050	52,617	45,905
Ginnie Mae II Pool 3% 11/20/2045	51,530	45,835
Ginnie Mae II Pool 3% 11/20/2046	17,661,622	15,590,719
Ginnie Mae II Pool 3% 11/20/2047	1,637,231	1,443,724
Ginnie Mae II Pool 3% 11/20/2048	84,755	74,738
Ginnie Mae II Pool 3% 11/20/2054	68,413	59,648
Ginnie Mae II Pool 3% 12/20/2044	197,334	176,409
Ginnie Mae II Pool 3% 12/20/2045	3,455,212	3,072,464
Ginnie Mae II Pool 3% 12/20/2046	906,527	800,233
Ginnie Mae II Pool 3% 12/20/2047	6,361,182	5,609,342
Ginnie Mae II Pool 3% 12/20/2049	9,094,099	7,956,728
Ginnie Mae II Pool 3% 12/20/2054	272,740	237,798
Ginnie Mae II Pool 3% 2/20/2044	553,544	498,668
Ginnie Mae II Pool 3% 2/20/2045	4,609,463	4,117,985
Ginnie Mae II Pool 3% 2/20/2046	20,278,384	18,025,695
Ginnie Mae II Pool 3% 2/20/2047	4,653,650	4,107,989
Ginnie Mae II Pool 3% 2/20/2048	681,080	600,582
Ginnie Mae II Pool 3% 2/20/2049	98,837	87,155
Ginnie Mae II Pool 3% 2/20/2050	12,910,588	11,267,658
Ginnie Mae II Pool 3% 2/20/2051	23,161,346	20,192,249
Ginnie Mae II Pool 3% 3/20/2043	380,196	343,567
Ginnie Mae II Pool 3% 3/20/2045	69,086	61,682
Ginnie Mae II Pool 3% 3/20/2046	61,015	54,221
Ginnie Mae II Pool 3% 3/20/2047	239,164	211,121
Ginnie Mae II Pool 3% 3/20/2048	743,847	655,930
Ginnie Mae II Pool 3% 3/20/2050	15,221,489	13,284,487
Ginnie Mae II Pool 3% 3/20/2051	4,012,389	3,498,033
Ginnie Mae II Pool 3% 3/20/2052	121,853	106,080
Ginnie Mae II Pool 3% 4/20/2043	2,243,491	2,026,517
Ginnie Mae II Pool 3% 4/20/2046	15,939	14,156
Ginnie Mae II Pool 3% 4/20/2047	1,339,891	1,182,783
Ginnie Mae II Pool 3% 4/20/2048	633,045	558,224
Ginnie Mae II Pool 3% 4/20/2049	837,204	738,253
Ginnie Mae II Pool 3% 4/20/2050	7,196,440	6,280,662
Ginnie Mae II Pool 3% 4/20/2051	6,080,285	5,297,041
Ginnie Mae II Pool 3% 4/20/2052	14,286,709	12,437,410
Ginnie Mae II Pool 3% 5/20/2045	1,954,553	1,743,897
Ginnie Mae II Pool 3% 5/20/2046	45,250	40,164
Ginnie Mae II Pool 3% 5/20/2047	750,935	662,884
Ginnie Mae II Pool 3% 5/20/2048	95,106	83,865
Ginnie Mae II Pool 3% 5/20/2050	1,694,401	1,478,781
Ginnie Mae II Pool 3% 5/20/2051	7,504,047	6,537,399
Ginnie Mae II Pool 3% 5/20/2052	59,855,818	52,107,967
Ginnie Mae II Pool 3% 6/20/2045	2,769,174	2,469,917
Ginnie Mae II Pool 3% 6/20/2046	2,108,003	1,870,492
Ginnie Mae II Pool 3% 6/20/2050	18,772,828	16,378,036
Ginnie Mae II Pool 3% 6/20/2051	19,447,709	16,933,398
Ginnie Mae II Pool 3% 6/20/2052	26,077,632	22,702,093
Ginnie Mae II Pool 3% 7/20/2042	1,254,022	1,135,690
Ginnie Mae II Pool 3% 7/20/2043	22,322	20,134
Ginnie Mae II Pool 3% 7/20/2044	459,895	413,356
Ginnie Mae II Pool 3% 7/20/2045	2,633,674	2,348,300
Ginnie Mae II Pool 3% 7/20/2046	9,143,183	8,110,493
Ginnie Mae II Pool 3% 7/20/2047	40,113	35,361
Ginnie Mae II Pool 3% 7/20/2049	7,717,450	6,771,546
Ginnie Mae II Pool 3% 7/20/2050	4,723,186	4,120,664
Ginnie Mae II Pool 3% 7/20/2051	332,890	290,008
Ginnie Mae II Pool 3% 8/20/2042	15,334,356	13,883,392
Ginnie Mae II Pool 3% 8/20/2043	135,248	121,944
Ginnie Mae II Pool 3% 8/20/2044	268,366	241,540
Ginnie Mae II Pool 3% 8/20/2045	601,901	535,936
Ginnie Mae II Pool 3% 8/20/2046	22,373,243	19,840,986
Ginnie Mae II Pool 3% 8/20/2047	696,634	614,297
Ginnie Mae II Pool 3% 8/20/2049	152,083	133,063
Ginnie Mae II Pool 3% 8/20/2050	631,087	550,581
Ginnie Mae II Pool 3% 8/20/2051	306,665	267,066
Ginnie Mae II Pool 3% 9/1/2056 (d)	2,800,000	2,434,314
Ginnie Mae II Pool 3% 9/20/2043	2,665,957	2,402,561
Ginnie Mae II Pool 3% 9/20/2045	83,732	74,528
Ginnie Mae II Pool 3% 9/20/2046	5,510,261	4,885,409
Ginnie Mae II Pool 3% 9/20/2047	4,624,507	4,077,927
Ginnie Mae II Pool 3% 9/20/2048	25,250	22,265
Ginnie Mae II Pool 3% 9/20/2049	4,014,804	3,512,685
Ginnie Mae II Pool 3.5% 1/20/2043	11,066	10,242
Ginnie Mae II Pool 3.5% 1/20/2045	2,520,087	2,313,057
Ginnie Mae II Pool 3.5% 1/20/2046	2,941,717	2,691,558
Ginnie Mae II Pool 3.5% 1/20/2048	5,951,390	5,376,834
Ginnie Mae II Pool 3.5% 1/20/2050	21,081,730	18,947,646
Ginnie Mae II Pool 3.5% 1/20/2051	159,957	143,715
Ginnie Mae II Pool 3.5% 10/20/2045	2,582,974	2,364,405
Ginnie Mae II Pool 3.5% 10/20/2046	1,198,946	1,085,446
Ginnie Mae II Pool 3.5% 10/20/2047	1,661,145	1,502,852
Ginnie Mae II Pool 3.5% 10/20/2048	2,050,151	1,849,023
Ginnie Mae II Pool 3.5% 11/20/2042	6,012,889	5,565,546
Ginnie Mae II Pool 3.5% 11/20/2045	2,015,035	1,844,555
Ginnie Mae II Pool 3.5% 11/20/2046	87,756	79,449
Ginnie Mae II Pool 3.5% 11/20/2047	5,346,459	4,836,986
Ginnie Mae II Pool 3.5% 11/20/2050	189,366	170,197
Ginnie Mae II Pool 3.5% 12/20/2041	2,025,291	1,880,937
Ginnie Mae II Pool 3.5% 12/20/2042	3,005,655	2,782,010
Ginnie Mae II Pool 3.5% 12/20/2043	239,753	221,092
Ginnie Mae II Pool 3.5% 12/20/2044	29,985	27,521
Ginnie Mae II Pool 3.5% 12/20/2045	754,022	690,068
Ginnie Mae II Pool 3.5% 12/20/2047	1,114,216	1,006,648
Ginnie Mae II Pool 3.5% 12/20/2048	85,753	77,474
Ginnie Mae II Pool 3.5% 12/20/2049	8,729,189	7,845,541
Ginnie Mae II Pool 3.5% 12/20/2050	272,718	245,026
Ginnie Mae II Pool 3.5% 2/20/2043	3,774,033	3,491,234
Ginnie Mae II Pool 3.5% 2/20/2044	232,302	214,105
Ginnie Mae II Pool 3.5% 2/20/2045	1,633,889	1,499,306
Ginnie Mae II Pool 3.5% 2/20/2046	13,586,606	12,431,108
Ginnie Mae II Pool 3.5% 2/20/2047	315,993	286,079
Ginnie Mae II Pool 3.5% 2/20/2048	938,238	847,659
Ginnie Mae II Pool 3.5% 2/20/2049	694,786	627,711
Ginnie Mae II Pool 3.5% 2/20/2050	99,027	89,002
Ginnie Mae II Pool 3.5% 2/20/2051	5,948,682	5,344,643
Ginnie Mae II Pool 3.5% 3/20/2043	3,109,619	2,875,856
Ginnie Mae II Pool 3.5% 3/20/2046	3,625,637	3,317,276
Ginnie Mae II Pool 3.5% 3/20/2048	522,433	471,997
Ginnie Mae II Pool 3.5% 3/20/2049	18,804,438	16,953,769
Ginnie Mae II Pool 3.5% 3/20/2050	9,948,877	8,941,761
Ginnie Mae II Pool 3.5% 3/20/2051	479,672	430,965
Ginnie Mae II Pool 3.5% 4/20/2042	1,978,500	1,835,437
Ginnie Mae II Pool 3.5% 4/20/2043	5,739,831	5,306,960
Ginnie Mae II Pool 3.5% 4/20/2045	1,741,092	1,596,481
Ginnie Mae II Pool 3.5% 4/20/2046	11,871,034	10,853,830
Ginnie Mae II Pool 3.5% 4/20/2047	271,680	245,961
Ginnie Mae II Pool 3.5% 4/20/2049	3,858,725	3,476,551
Ginnie Mae II Pool 3.5% 4/20/2050	1,050,636	943,952
Ginnie Mae II Pool 3.5% 5/20/2042	5,818,268	5,396,038
Ginnie Mae II Pool 3.5% 5/20/2043	4,835,874	4,451,757
Ginnie Mae II Pool 3.5% 5/20/2045	416,021	381,378
Ginnie Mae II Pool 3.5% 5/20/2046	2,602,847	2,379,273
Ginnie Mae II Pool 3.5% 5/20/2047	21,280,710	19,266,138
Ginnie Mae II Pool 3.5% 5/20/2048	3,447,764	3,114,911
Ginnie Mae II Pool 3.5% 5/20/2050	698,582	627,647
Ginnie Mae II Pool 3.5% 5/20/2051	4,625,381	4,148,485
Ginnie Mae II Pool 3.5% 6/20/2043	235,532	217,649
Ginnie Mae II Pool 3.5% 6/20/2045	2,286,032	2,095,163
Ginnie Mae II Pool 3.5% 6/20/2046	6,673,447	6,097,465
Ginnie Mae II Pool 3.5% 6/20/2047	1,647,791	1,491,801
Ginnie Mae II Pool 3.5% 6/20/2048	1,276,110	1,152,913
Ginnie Mae II Pool 3.5% 6/20/2049	95,811	86,202
Ginnie Mae II Pool 3.5% 6/20/2051	406,766	364,826
Ginnie Mae II Pool 3.5% 6/20/2052	35,200,542	31,472,220
Ginnie Mae II Pool 3.5% 7/20/2042	2,127,487	1,971,431
Ginnie Mae II Pool 3.5% 7/20/2043	1,362,267	1,259,134
Ginnie Mae II Pool 3.5% 7/20/2045	5,758,072	5,276,099
Ginnie Mae II Pool 3.5% 7/20/2046	4,265,923	3,896,791
Ginnie Mae II Pool 3.5% 7/20/2047	4,666,495	4,221,817
Ginnie Mae II Pool 3.5% 8/20/2042	735,326	681,199
Ginnie Mae II Pool 3.5% 8/20/2043	291,596	269,299
Ginnie Mae II Pool 3.5% 8/20/2045	3,582,795	3,282,052
Ginnie Mae II Pool 3.5% 8/20/2046	2,353,959	2,149,777
Ginnie Mae II Pool 3.5% 8/20/2047	7,644,032	6,915,620
Ginnie Mae II Pool 3.5% 8/20/2048	3,638,117	3,286,888
Ginnie Mae II Pool 3.5% 8/20/2049	550,465	495,258
Ginnie Mae II Pool 3.5% 8/20/2050	201,528	181,065
Ginnie Mae II Pool 3.5% 9/1/2056 (d)	7,675,000	6,710,529
Ginnie Mae II Pool 3.5% 9/20/2043	6,677,071	6,162,708
Ginnie Mae II Pool 3.5% 9/20/2045	200,638	183,747
Ginnie Mae II Pool 3.5% 9/20/2046	1,619,661	1,478,840
Ginnie Mae II Pool 3.5% 9/20/2047	593,282	536,747
Ginnie Mae II Pool 3.5% 9/20/2048	551,011	497,816
Ginnie Mae II Pool 4% 1/20/2041	1,929,707	1,834,882
Ginnie Mae II Pool 4% 1/20/2043	2,593	2,457
Ginnie Mae II Pool 4% 1/20/2046	773,801	726,836
Ginnie Mae II Pool 4% 1/20/2047	5,286,266	4,917,949
Ginnie Mae II Pool 4% 1/20/2048	1,076,874	999,824
Ginnie Mae II Pool 4% 1/20/2050	2,558,091	2,363,870
Ginnie Mae II Pool 4% 1/20/2051	1,173,307	1,083,125
Ginnie Mae II Pool 4% 1/20/2056	8,521,471	7,702,724
Ginnie Mae II Pool 4% 10/20/2040	1,138,848	1,083,265
Ginnie Mae II Pool 4% 10/20/2044	641,747	604,916
Ginnie Mae II Pool 4% 10/20/2045	1,774,353	1,667,180
Ginnie Mae II Pool 4% 10/20/2047	352,626	327,396
Ginnie Mae II Pool 4% 10/20/2048	6,748,453	6,248,736
Ginnie Mae II Pool 4% 10/20/2049	7,678,704	7,095,705
Ginnie Mae II Pool 4% 11/20/2039	77,000	73,378
Ginnie Mae II Pool 4% 11/20/2040	1,529,153	1,453,957
Ginnie Mae II Pool 4% 11/20/2044	1,340,356	1,262,435
Ginnie Mae II Pool 4% 11/20/2045	753,385	707,886
Ginnie Mae II Pool 4% 11/20/2047	740,278	687,312
Ginnie Mae II Pool 4% 11/20/2049	687,061	634,897
Ginnie Mae II Pool 4% 12/20/2041	453,258	429,947
Ginnie Mae II Pool 4% 12/20/2044	39,357	37,069
Ginnie Mae II Pool 4% 12/20/2045	1,482,664	1,393,124
Ginnie Mae II Pool 4% 12/20/2047	3,167,713	2,941,066
Ginnie Mae II Pool 4% 12/20/2050	713,887	659,017
Ginnie Mae II Pool 4% 2/20/2041	210,994	200,581
Ginnie Mae II Pool 4% 2/20/2043	2,459	2,329
Ginnie Mae II Pool 4% 2/20/2044	66,263	62,538
Ginnie Mae II Pool 4% 2/20/2046	1,449,129	1,361,374
Ginnie Mae II Pool 4% 2/20/2048	92,304	85,555
Ginnie Mae II Pool 4% 2/20/2050	2,585,193	2,391,338
Ginnie Mae II Pool 4% 2/20/2055	18,759,242	16,975,898
Ginnie Mae II Pool 4% 3/20/2045	4,597,810	4,333,908
Ginnie Mae II Pool 4% 3/20/2046	1,333,979	1,253,388
Ginnie Mae II Pool 4% 3/20/2048	50,565	46,868
Ginnie Mae II Pool 4% 3/20/2050	7,292,645	6,738,957
Ginnie Mae II Pool 4% 3/20/2051	104,448	96,518
Ginnie Mae II Pool 4% 4/20/2044	20,230	19,089
Ginnie Mae II Pool 4% 4/20/2045	3,512,292	3,307,475
Ginnie Mae II Pool 4% 4/20/2046	1,938,621	1,820,880
Ginnie Mae II Pool 4% 4/20/2047	5,737,318	5,330,403
Ginnie Mae II Pool 4% 4/20/2048	2,536,419	2,350,977
Ginnie Mae II Pool 4% 4/20/2049	263,662	243,644
Ginnie Mae II Pool 4% 4/20/2050	182,454	168,430
Ginnie Mae II Pool 4% 5/20/2044	9,342	8,815
Ginnie Mae II Pool 4% 5/20/2047	5,371,773	4,990,784
Ginnie Mae II Pool 4% 5/20/2048	3,562,739	3,302,261
Ginnie Mae II Pool 4% 5/20/2049	1,504,857	1,390,602
Ginnie Mae II Pool 4% 5/20/2050	1,919,520	1,773,782
Ginnie Mae II Pool 4% 6/20/2045	49,249	46,337
Ginnie Mae II Pool 4% 6/20/2047	304,629	283,024
Ginnie Mae II Pool 4% 6/20/2048	4,464,345	4,133,764
Ginnie Mae II Pool 4% 6/20/2049	274,105	253,294
Ginnie Mae II Pool 4% 6/20/2052	12,146,108	11,174,581
Ginnie Mae II Pool 4% 6/20/2055	5,871,095	5,308,832
Ginnie Mae II Pool 4% 7/20/2042	6,990	6,623
Ginnie Mae II Pool 4% 7/20/2043	797,825	755,563
Ginnie Mae II Pool 4% 7/20/2044	36,326	34,260
Ginnie Mae II Pool 4% 7/20/2045	2,435,898	2,290,329
Ginnie Mae II Pool 4% 7/20/2046	2,245	2,107
Ginnie Mae II Pool 4% 7/20/2047	6,039,181	5,610,857
Ginnie Mae II Pool 4% 7/20/2048	2,509,955	2,324,094
Ginnie Mae II Pool 4% 7/20/2050	51,263	47,371
Ginnie Mae II Pool 4% 8/20/2040	86,995	82,777
Ginnie Mae II Pool 4% 8/20/2041	1,503,395	1,427,058
Ginnie Mae II Pool 4% 8/20/2044	86,929	81,969
Ginnie Mae II Pool 4% 8/20/2045	356,904	335,467
Ginnie Mae II Pool 4% 8/20/2047	168,908	156,822
Ginnie Mae II Pool 4% 9/20/2039	2,481	2,366
Ginnie Mae II Pool 4% 9/20/2040	100,408	95,503
Ginnie Mae II Pool 4% 9/20/2041	4,827,057	4,581,132
Ginnie Mae II Pool 4% 9/20/2044	565,985	533,596
Ginnie Mae II Pool 4% 9/20/2045	856,923	805,442
Ginnie Mae II Pool 4% 9/20/2046	348,306	326,937
Ginnie Mae II Pool 4% 9/20/2048	1,631,161	1,510,375
Ginnie Mae II Pool 4% 9/20/2049	4,938,022	4,563,107
Ginnie Mae II Pool 4.5% 1/20/2035	1,930	1,896
Ginnie Mae II Pool 4.5% 1/20/2041	268,266	261,392
Ginnie Mae II Pool 4.5% 1/20/2042	52,105	50,738
Ginnie Mae II Pool 4.5% 1/20/2045	131,686	127,837
Ginnie Mae II Pool 4.5% 1/20/2046	351,175	340,482
Ginnie Mae II Pool 4.5% 1/20/2047	1,438,976	1,383,267
Ginnie Mae II Pool 4.5% 1/20/2050	530,215	506,871
Ginnie Mae II Pool 4.5% 1/20/2051	82,846	79,380
Ginnie Mae II Pool 4.5% 1/20/2055	35,431,137	33,325,896
Ginnie Mae II Pool 4.5% 10/20/2040	23,707	23,109
Ginnie Mae II Pool 4.5% 10/20/2044	6,931	6,728
Ginnie Mae II Pool 4.5% 10/20/2046	23,579	22,905
Ginnie Mae II Pool 4.5% 10/20/2047	1,082,873	1,039,596
Ginnie Mae II Pool 4.5% 10/20/2048	1,998,117	1,912,643
Ginnie Mae II Pool 4.5% 10/20/2049	958,851	917,834
Ginnie Mae II Pool 4.5% 11/20/2033	14,301	14,088
Ginnie Mae II Pool 4.5% 11/20/2039	3,229	3,151
Ginnie Mae II Pool 4.5% 11/20/2040	854,148	832,434
Ginnie Mae II Pool 4.5% 11/20/2044	135,131	131,157
Ginnie Mae II Pool 4.5% 11/20/2046	48,244	46,839
Ginnie Mae II Pool 4.5% 11/20/2048	1,768,238	1,690,387
Ginnie Mae II Pool 4.5% 11/20/2054	51,742,336	48,740,681
Ginnie Mae II Pool 4.5% 12/20/2034	276	271
Ginnie Mae II Pool 4.5% 12/20/2040	20,076	19,564
Ginnie Mae II Pool 4.5% 12/20/2049	45,902	43,881
Ginnie Mae II Pool 4.5% 12/20/2050	616,364	589,228
Ginnie Mae II Pool 4.5% 12/20/2054	93,094	87,635
Ginnie Mae II Pool 4.5% 2/20/2041	350,549	341,567
Ginnie Mae II Pool 4.5% 2/20/2046	825,763	800,835
Ginnie Mae II Pool 4.5% 2/20/2050	1,080,212	1,032,653
Ginnie Mae II Pool 4.5% 2/20/2055	11,659,526	10,958,544
Ginnie Mae II Pool 4.5% 3/20/2033	2,566	2,531
Ginnie Mae II Pool 4.5% 3/20/2034	15,605	15,363
Ginnie Mae II Pool 4.5% 3/20/2041	796,698	776,281
Ginnie Mae II Pool 4.5% 3/20/2045	370,307	359,727
Ginnie Mae II Pool 4.5% 3/20/2046	71,705	69,612
Ginnie Mae II Pool 4.5% 3/20/2047	1,936,024	1,861,071
Ginnie Mae II Pool 4.5% 3/20/2050	1,500,796	1,434,720
Ginnie Mae II Pool 4.5% 3/20/2055	215,319	202,307
Ginnie Mae II Pool 4.5% 4/20/2041	75,595	73,649
Ginnie Mae II Pool 4.5% 4/20/2045	455,641	442,622
Ginnie Mae II Pool 4.5% 4/20/2046	175,519	170,221
Ginnie Mae II Pool 4.5% 4/20/2047	855,327	822,213
Ginnie Mae II Pool 4.5% 4/20/2050	1,048,393	1,001,908
Ginnie Mae II Pool 4.5% 5/20/2034	18,920	18,630
Ginnie Mae II Pool 4.5% 5/20/2040	369,569	360,428
Ginnie Mae II Pool 4.5% 5/20/2041	7,529,826	7,335,270
Ginnie Mae II Pool 4.5% 5/20/2044	70,756	68,737
Ginnie Mae II Pool 4.5% 5/20/2045	246,287	238,997
Ginnie Mae II Pool 4.5% 5/20/2046	124,785	121,134
Ginnie Mae II Pool 4.5% 5/20/2049	1,830,868	1,750,260
Ginnie Mae II Pool 4.5% 5/20/2051	2,117,446	2,024,221
Ginnie Mae II Pool 4.5% 6/20/2033	571	563
Ginnie Mae II Pool 4.5% 6/20/2035	2,679	2,630
Ginnie Mae II Pool 4.5% 6/20/2040	5,819	5,674
Ginnie Mae II Pool 4.5% 6/20/2045	1,637,305	1,589,820
Ginnie Mae II Pool 4.5% 6/20/2046	574,994	558,253
Ginnie Mae II Pool 4.5% 7/20/2033	1,828	1,802
Ginnie Mae II Pool 4.5% 7/20/2034	1,880	1,849
Ginnie Mae II Pool 4.5% 7/20/2040	6,426	6,265
Ginnie Mae II Pool 4.5% 7/20/2041	16,928	16,485
Ginnie Mae II Pool 4.5% 7/20/2042	42,810	41,690
Ginnie Mae II Pool 4.5% 7/20/2045	54,021	52,422
Ginnie Mae II Pool 4.5% 7/20/2046	333,941	323,854
Ginnie Mae II Pool 4.5% 7/20/2049	257,961	246,604
Ginnie Mae II Pool 4.5% 7/20/2053	10,814,498	10,245,428
Ginnie Mae II Pool 4.5% 8/20/2035	1,776	1,742
Ginnie Mae II Pool 4.5% 8/20/2041	121,919	118,734
Ginnie Mae II Pool 4.5% 8/20/2046	879,761	854,291
Ginnie Mae II Pool 4.5% 8/20/2048	13,799,559	13,209,252
Ginnie Mae II Pool 4.5% 9/1/2056 (d)	17,400,000	16,296,868
Ginnie Mae II Pool 4.5% 9/20/2033	1,945	1,916
Ginnie Mae II Pool 4.5% 9/20/2040	10,527	10,262
Ginnie Mae II Pool 4.5% 9/20/2041	1,952	1,901
Ginnie Mae II Pool 4.5% 9/20/2042	48,589	47,307
Ginnie Mae II Pool 4.5% 9/20/2046	455,704	443,031
Ginnie Mae II Pool 4.5% 9/20/2047	1,380,785	1,325,602
Ginnie Mae II Pool 4.5% 9/20/2049	512,548	489,982
Ginnie Mae II Pool 4.5% 9/20/2053	217,278	205,556
Ginnie Mae II Pool 5% 1/20/2039	24,898	24,838
Ginnie Mae II Pool 5% 1/20/2046	29,346	29,249
Ginnie Mae II Pool 5% 1/20/2047	283,566	282,771
Ginnie Mae II Pool 5% 1/20/2049	380,693	376,350
Ginnie Mae II Pool 5% 1/20/2051	26,069	25,894
Ginnie Mae II Pool 5% 1/20/2054	2,988,356	2,918,072
Ginnie Mae II Pool 5% 1/20/2055	80,184,461	78,022,936
Ginnie Mae II Pool 5% 10/20/2039	564,260	562,786
Ginnie Mae II Pool 5% 10/20/2046	60,997	60,824
Ginnie Mae II Pool 5% 10/20/2047	94,878	94,225
Ginnie Mae II Pool 5% 10/20/2048	34,036	33,691
Ginnie Mae II Pool 5% 11/20/2039	1,095	1,093
Ginnie Mae II Pool 5% 11/20/2043	11,232	11,193
Ginnie Mae II Pool 5% 11/20/2044	234,945	234,119
Ginnie Mae II Pool 5% 11/20/2045	21,363	21,290
Ginnie Mae II Pool 5% 11/20/2047	341,766	339,384
Ginnie Mae II Pool 5% 11/20/2048	598,842	592,758
Ginnie Mae II Pool 5% 11/20/2053	18,353,465	17,921,802
Ginnie Mae II Pool 5% 11/20/2054	897,478	874,968
Ginnie Mae II Pool 5% 12/20/2044	94,921	94,606
Ginnie Mae II Pool 5% 12/20/2046	27,594	27,510
Ginnie Mae II Pool 5% 12/20/2047	361,511	359,307
Ginnie Mae II Pool 5% 12/20/2050	20,852	20,725
Ginnie Mae II Pool 5% 12/20/2053	8,061,723	7,872,116
Ginnie Mae II Pool 5% 12/20/2054	12,010,163	11,697,666
Ginnie Mae II Pool 5% 12/20/2055	68,862	66,780
Ginnie Mae II Pool 5% 2/20/2040	1,750	1,745
Ginnie Mae II Pool 5% 2/20/2045	175,987	175,390
Ginnie Mae II Pool 5% 2/20/2048	79,027	78,496
Ginnie Mae II Pool 5% 2/20/2049	406,896	402,635
Ginnie Mae II Pool 5% 2/20/2051	19,151	19,024
Ginnie Mae II Pool 5% 2/20/2054	625,208	610,504
Ginnie Mae II Pool 5% 2/20/2055	17,684,828	17,197,046
Ginnie Mae II Pool 5% 3/20/2040	3,481	3,472
Ginnie Mae II Pool 5% 3/20/2042	31,228	31,143
Ginnie Mae II Pool 5% 3/20/2044	221,061	220,371
Ginnie Mae II Pool 5% 3/20/2046	112,768	112,380
Ginnie Mae II Pool 5% 3/20/2048	791,275	786,450
Ginnie Mae II Pool 5% 3/20/2049	277,669	274,761
Ginnie Mae II Pool 5% 4/20/2040	51,651	51,507
Ginnie Mae II Pool 5% 4/20/2044	184,243	183,615
Ginnie Mae II Pool 5% 4/20/2045	3,560	3,549
Ginnie Mae II Pool 5% 4/20/2046	59,664	59,474
Ginnie Mae II Pool 5% 4/20/2047	236,062	235,093
Ginnie Mae II Pool 5% 4/20/2048	1,074,118	1,065,890
Ginnie Mae II Pool 5% 4/20/2049	144,490	143,021
Ginnie Mae II Pool 5% 4/20/2055	12,206,488	11,858,366
Ginnie Mae II Pool 5% 5/20/2044	417,808	416,531
Ginnie Mae II Pool 5% 5/20/2046	93,864	93,547
Ginnie Mae II Pool 5% 5/20/2047	125,787	125,227
Ginnie Mae II Pool 5% 5/20/2048	213,683	211,979
Ginnie Mae II Pool 5% 5/20/2051	34,994	34,838
Ginnie Mae II Pool 5% 6/20/2040	191,114	190,569
Ginnie Mae II Pool 5% 6/20/2043	23,575	23,512
Ginnie Mae II Pool 5% 6/20/2044	14,999	14,955
Ginnie Mae II Pool 5% 6/20/2045	84,705	84,404
Ginnie Mae II Pool 5% 6/20/2046	48,334	48,177
Ginnie Mae II Pool 5% 6/20/2048	1,094,050	1,084,644
Ginnie Mae II Pool 5% 6/20/2051	21,907	21,758
Ginnie Mae II Pool 5% 6/20/2054	51,511,201	50,251,397
Ginnie Mae II Pool 5% 7/20/2040	100,966	100,678
Ginnie Mae II Pool 5% 7/20/2045	105,557	105,165
Ginnie Mae II Pool 5% 7/20/2046	33,078	32,975
Ginnie Mae II Pool 5% 7/20/2047	22,689	22,532
Ginnie Mae II Pool 5% 7/20/2048	2,078,339	2,059,172
Ginnie Mae II Pool 5% 7/20/2053	34,234,631	33,429,453
Ginnie Mae II Pool 5% 8/20/2040	157,685	157,225
Ginnie Mae II Pool 5% 8/20/2044	19,437	19,375
Ginnie Mae II Pool 5% 8/20/2046	238,108	237,304
Ginnie Mae II Pool 5% 8/20/2047	39,075	38,809
Ginnie Mae II Pool 5% 9/1/2056 (d)	20,575,000	19,929,422
Ginnie Mae II Pool 5% 9/20/2040	9,822	9,794
Ginnie Mae II Pool 5% 9/20/2045	84,717	84,406
Ginnie Mae II Pool 5% 9/20/2048	1,175,115	1,164,277
Ginnie Mae II Pool 5.5% 1/20/2033	140,521	141,624
Ginnie Mae II Pool 5.5% 1/20/2049	18,836	19,213
Ginnie Mae II Pool 5.5% 1/20/2055	32,906,942	32,804,387
Ginnie Mae II Pool 5.5% 10/1/2056 (d)	31,800,000	31,544,840
Ginnie Mae II Pool 5.5% 10/20/2032	100	100
Ginnie Mae II Pool 5.5% 10/20/2043	21,345	21,566
Ginnie Mae II Pool 5.5% 10/20/2053	7,664,741	7,679,177
Ginnie Mae II Pool 5.5% 11/20/2033	14,764	14,889
Ginnie Mae II Pool 5.5% 11/20/2046	117,314	118,554
Ginnie Mae II Pool 5.5% 12/20/2032	18,407	18,551
Ginnie Mae II Pool 5.5% 12/20/2043	37,669	38,047
Ginnie Mae II Pool 5.5% 12/20/2048	109,504	111,764
Ginnie Mae II Pool 5.5% 2/20/2033	72,506	73,075
Ginnie Mae II Pool 5.5% 2/20/2054	11,378,725	11,382,378
Ginnie Mae II Pool 5.5% 2/20/2055	7,132,619	7,108,161
Ginnie Mae II Pool 5.5% 3/20/2041	15,514	15,685
Ginnie Mae II Pool 5.5% 3/20/2045	49,017	49,545
Ginnie Mae II Pool 5.5% 3/20/2054	745,272	745,279
Ginnie Mae II Pool 5.5% 4/20/2033	1,469	1,481
Ginnie Mae II Pool 5.5% 4/20/2037	788	796
Ginnie Mae II Pool 5.5% 4/20/2045	197,288	199,381
Ginnie Mae II Pool 5.5% 4/20/2048	58,806	59,412
Ginnie Mae II Pool 5.5% 5/20/2044	47,607	48,101
Ginnie Mae II Pool 5.5% 5/20/2046	68,079	68,829
Ginnie Mae II Pool 5.5% 5/20/2049	36,090	36,857
Ginnie Mae II Pool 5.5% 5/20/2054	697,259	697,265
Ginnie Mae II Pool 5.5% 5/20/2055	15,073,711	15,012,603
Ginnie Mae II Pool 5.5% 6/20/2033	16,494	16,630
Ginnie Mae II Pool 5.5% 6/20/2045	99,089	100,162
Ginnie Mae II Pool 5.5% 6/20/2049	54,285	55,405
Ginnie Mae II Pool 5.5% 6/20/2054	685,996	685,573
Ginnie Mae II Pool 5.5% 6/20/2055	72,258,664	71,943,147
Ginnie Mae II Pool 5.5% 7/20/2038	109,840	111,059
Ginnie Mae II Pool 5.5% 7/20/2048	232,051	236,984
Ginnie Mae II Pool 5.5% 7/20/2053	389,955	391,268
Ginnie Mae II Pool 5.5% 7/20/2054	7,889,489	7,879,694
Ginnie Mae II Pool 5.5% 8/20/2038	1,693	1,711
Ginnie Mae II Pool 5.5% 8/20/2044	61,360	62,027
Ginnie Mae II Pool 5.5% 8/20/2048	13,501	13,788
Ginnie Mae II Pool 5.5% 8/20/2053	26,205,703	26,253,015
Ginnie Mae II Pool 5.5% 8/20/2054	50,759,183	50,696,165
Ginnie Mae II Pool 5.5% 8/20/2055	115,080,353	114,505,929
Ginnie Mae II Pool 5.5% 9/1/2056 (d)	217,900,000	216,466,523
Ginnie Mae II Pool 5.5% 9/20/2048	220,338	225,023
Ginnie Mae II Pool 5.5% 9/20/2053	445,954	446,794
Ginnie Mae II Pool 6% 1/20/2037	11,429	11,682
Ginnie Mae II Pool 6% 1/20/2055	33,910,086	34,531,760
Ginnie Mae II Pool 6% 10/1/2056 (d)	56,725,000	57,408,275
Ginnie Mae II Pool 6% 10/20/2035	48,115	49,083
Ginnie Mae II Pool 6% 10/20/2037	88,090	89,982
Ginnie Mae II Pool 6% 11/20/2037	303,431	309,945
Ginnie Mae II Pool 6% 12/20/2036	36,469	37,275
Ginnie Mae II Pool 6% 12/20/2037	103,291	105,542
Ginnie Mae II Pool 6% 12/20/2054	44,918,865	45,742,363
Ginnie Mae II Pool 6% 3/20/2055	30,612,745	31,154,835
Ginnie Mae II Pool 6% 4/20/2037	19,610	20,051
Ginnie Mae II Pool 6% 4/20/2055	40,040,679	40,749,719
Ginnie Mae II Pool 6% 5/20/2034	24,636	25,085
Ginnie Mae II Pool 6% 7/20/2036	57,778	59,011
Ginnie Mae II Pool 6% 8/20/2053	93,558	95,412
Ginnie Mae II Pool 6% 8/20/2054	3,763,583	3,832,581
Ginnie Mae II Pool 6% 9/1/2056 (d)	99,200,000	100,604,146
Ginnie Mae II Pool 6% 9/20/2037	87,494	89,366
Ginnie Mae II Pool 6% 9/20/2038	14,398	14,719
Ginnie Mae II Pool 6% 9/20/2055	715,836	727,002
Ginnie Mae II Pool 6.5% 1/20/2055	16,714,699	17,283,694
Ginnie Mae II Pool 6.5% 2/20/2055	447,519	460,831
Ginnie Mae II Pool 6.5% 3/20/2038	95,634	98,716
Ginnie Mae II Pool 6.5% 4/20/2054	246,363	254,788
Ginnie Mae II Pool 6.5% 5/20/2055	8,300,619	8,571,513
Ginnie Mae II Pool 6.5% 6/20/2054	86,105	89,023
Ginnie Mae II Pool 6.5% 7/20/2053	9,768,008	10,122,657
Ginnie Mae II Pool 6.5% 7/20/2054	10,818,892	11,187,184
Ginnie Mae II Pool 6.5% 7/20/2055	32,603	33,646
Ginnie Mae II Pool 6.5% 8/20/2036	36,406	37,648
Ginnie Mae II Pool 6.5% 9/1/2056 (d)	55,475,000	57,178,576
Uniform Mortgage Backed Securities 2% 10/1/2056 (d)	22,450,000	17,502,229
Uniform Mortgage Backed Securities 2% 9/1/2056 (d)	84,650,000	66,033,611
Uniform Mortgage Backed Securities 2.5% 9/1/2056 (d)	37,325,000	30,463,616
Uniform Mortgage Backed Securities 3% 9/1/2056 (d)	95,050,000	81,052,405
Uniform Mortgage Backed Securities 3.5% 9/1/2056 (d)	21,250,000	18,855,225
Uniform Mortgage Backed Securities 4% 9/1/2056 (d)	15,500,000	14,150,410
Uniform Mortgage Backed Securities 4.5% 9/1/2056 (d)	28,850,000	27,090,825
Uniform Mortgage Backed Securities 5% 9/1/2041 (d)	23,725,000	23,613,789
Uniform Mortgage Backed Securities 5% 9/1/2056 (d)	53,800,000	51,929,611
Uniform Mortgage Backed Securities 5.5% 9/1/2056 (d)	300,975,000	298,012,262
Uniform Mortgage Backed Securities 6% 9/1/2056 (d)	43,925,000	44,422,495
Uniform Mortgage Backed Securities 6.5% 9/1/2056 (d)	20,125,000	20,741,328
TOTAL UNITED STATES		16,889,893,493
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $18,647,502,766)		16,889,893,493

U.S. Government Agency Obligations - 0.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.2%
Financials - 0.2%
Financial Services - 0.2%
Fannie Mae 0.75% 10/8/2027	16,844,000	16,211,316
Fannie Mae 0.875% 8/5/2030	40,385,000	35,183,096
Fannie Mae 6.625% 11/15/2030	9,666,000	10,442,884
Federal Home Loan Bank 3.5% 10/4/2027	13,500,000	13,388,462
Federal Home Loan Bank 4.375% 9/8/2028	5,990,000	5,990,982
Federal Home Loan Bank 5.5% 7/15/2036	13,190,000	13,842,343
Freddie Mac Non Gold Pool 6.25% 7/15/2032	6,116,000	6,647,691
Freddie Mac Non Gold Pool 6.75% 3/15/2031	20,653,000	22,548,045
TOTAL FINANCIALS		124,254,819
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Tennessee Valley Authority 3.875% 8/1/2030	6,000,000	5,870,501
Tennessee Valley Authority 4.25% 9/15/2065	5,896,000	4,553,858
Tennessee Valley Authority 4.875% 5/15/2035	6,050,000	6,043,204
Tennessee Valley Authority 5.25% 2/1/2055	2,000,000	1,879,210
Tennessee Valley Authority 5.25% 9/15/2039	15,887,000	16,098,479
Tennessee Valley Authority 5.375% 4/1/2056	4,286,000	4,140,312
TOTAL UTILITIES		38,585,564
TOTAL UNITED STATES		162,840,383
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $174,132,603)		162,840,383

U.S. Treasury Obligations - 46.4%
	Yield (%) (h)	Principal Amount (a)	Value ($)
US Treasury Bonds 1.125% 5/15/2040	1.08 to 1.20	172,262,300	106,008,604
US Treasury Bonds 1.125% 8/15/2040	1.83 to 1.88	46,741,200	28,453,706
US Treasury Bonds 1.375% 11/15/2040	1.67 to 2.09	42,617,700	26,762,584
US Treasury Bonds 1.375% 8/15/2050	2.30 to 5.03	41,247,800	19,249,511
US Treasury Bonds 1.625% 11/15/2050	1.58 to 1.84	144,329,200	71,843,242
US Treasury Bonds 1.875% 11/15/2051	1.89 to 2.35	107,574,100	56,249,488
US Treasury Bonds 1.875% 2/15/2041	2.16	60,554,000	40,793,527
US Treasury Bonds 1.875% 2/15/2051	2.12 to 2.41	176,269,200	93,346,935
US Treasury Bonds 2% 2/15/2050	1.43 to 1.70	17,589,900	9,784,382
US Treasury Bonds 2% 8/15/2051	1.93 to 3.25	272,799,800	147,897,986
US Treasury Bonds 2.25% 2/15/2052	3.15 to 3.20	109,990,100	63,059,558
US Treasury Bonds 2.25% 5/15/2041	1.80 to 2.87	172,934,300	122,323,996
US Treasury Bonds 2.25% 8/15/2046	3.07 to 3.15	25,430,300	15,922,745
US Treasury Bonds 2.25% 8/15/2049	2.21 to 2.22	15,289,700	9,089,010
US Treasury Bonds 2.375% 11/15/2049	2.39	8,121,000	4,944,293
US Treasury Bonds 2.375% 2/15/2042	2.45 to 3.48	48,988,400	34,598,058
US Treasury Bonds 2.375% 5/15/2051	1.90 to 3.09	188,570,400	112,471,931
US Treasury Bonds 2.5% 2/15/2045	2.92 to 3.10	56,988,800	38,451,857
US Treasury Bonds 2.5% 2/15/2046	3.09	19,548,400	12,956,924
US Treasury Bonds 2.75% 11/15/2042	2.57	1,066,200	783,657
US Treasury Bonds 2.75% 11/15/2047	3.10	4,358,500	2,947,776
US Treasury Bonds 2.75% 8/15/2047	2.94	7,039,000	4,776,621
US Treasury Bonds 2.875% 5/15/2043	1.91 to 2.99	89,343,900	66,288,985
US Treasury Bonds 2.875% 5/15/2052	2.95 to 3.34	124,100,000	81,906,000
US Treasury Bonds 3% 11/15/2044	2.22 to 2.97	41,912,600	30,895,808
US Treasury Bonds 3% 11/15/2045	2.61	16,313,000	11,856,238
US Treasury Bonds 3% 2/15/2047	2.87	10,813,300	7,731,510
US Treasury Bonds 3% 5/15/2045	1.38 to 2.96	119,853,100	87,698,761
US Treasury Bonds 3% 5/15/2047	2.87 to 2.93	19,395,700	13,826,255
US Treasury Bonds 3% 8/15/2052	3.27 to 4.39	353,800,000	239,243,431
US Treasury Bonds 3.125% 2/15/2043	2.92 to 2.97	23,006,500	17,790,495
US Treasury Bonds 3.125% 8/15/2044	2.41 to 3.09	72,478,200	54,709,716
US Treasury Bonds 3.25% 5/15/2042	3.16 to 4.58	271,300,000	216,308,762
US Treasury Bonds 3.375% 11/15/2048	3.01	4,631,400	3,473,550
US Treasury Bonds 3.375% 5/15/2044	2.17 to 3.20	147,526,800	116,119,728
US Treasury Bonds 3.625% 2/15/2044	3.33 to 3.44	2,123,200	1,737,458
US Treasury Bonds 3.625% 2/15/2053	3.66 to 4.11	87,850,000	67,057,689
US Treasury Bonds 3.625% 5/15/2053	3.83 to 4.04	108,800,000	82,977,000
US Treasury Bonds 3.625% 8/15/2043	2.06 to 3.81	65,327,400	53,785,375
US Treasury Bonds 3.75% 11/15/2043	3.59	1,969,500	1,644,994
US Treasury Bonds 3.875% 2/15/2043	4.12 to 4.28	54,200,000	46,436,273
US Treasury Bonds 3.875% 5/15/2043	4.01 to 4.09	57,550,000	49,151,297
US Treasury Bonds 4% 11/15/2042	3.74 to 4.13	245,800,000	214,623,726
US Treasury Bonds 4% 11/15/2052	3.60 to 3.97	310,100,000	253,458,297
US Treasury Bonds 4.125% 8/15/2044	4.13 to 4.60	281,250,000	245,368,654
US Treasury Bonds 4.125% 8/15/2053	4.70 to 5.03	119,400,000	99,605,719
US Treasury Bonds 4.25% 11/15/2040	4.58	644,300	594,769
US Treasury Bonds 4.25% 2/15/2054	4.34 to 4.78	406,859,000	346,449,976
US Treasury Bonds 4.25% 5/15/2039	4.57	6,384,200	6,000,649
US Treasury Bonds 4.25% 8/15/2054	4.13 to 4.48	290,200,000	247,112,102
US Treasury Bonds 4.375% 11/15/2039	4.71	79,500	75,134
US Treasury Bonds 4.375% 2/15/2038	3.00	20,954,900	20,276,321
US Treasury Bonds 4.375% 5/15/2040	3.99	6,354,800	5,979,966
US Treasury Bonds 4.375% 5/15/2041	3.51	6,610,300	6,151,710
US Treasury Bonds 4.375% 8/15/2043	4.90 to 5.23	185,800,000	168,845,750
US Treasury Bonds 4.5% 11/15/2054	4.37 to 4.78	105,440,000	93,635,663
US Treasury Bonds 4.5% 2/15/2044	4.50 to 4.90	296,103,000	272,299,096
US Treasury Bonds 4.5% 5/15/2038	3.07 to 3.18	5,410,000	5,273,905
US Treasury Bonds 4.5% 8/15/2039	4.57	4,449,500	4,271,346
US Treasury Bonds 4.625% 11/15/2044	4.86	41,850,000	38,917,231
US Treasury Bonds 4.625% 11/15/2045	4.72 to 5.22	249,276,000	230,736,098
US Treasury Bonds 4.625% 11/15/2055	4.67 to 4.89	181,190,000	164,260,059
US Treasury Bonds 4.625% 2/15/2040	4.53	8,282,000	8,015,423
US Treasury Bonds 4.625% 2/15/2046	5.02	88,260,000	81,612,919
US Treasury Bonds 4.625% 2/15/2055	4.47 to 4.85	173,660,000	157,399,726
US Treasury Bonds 4.625% 5/15/2044	4.16 to 4.71	71,850,000	67,011,352
US Treasury Bonds 4.625% 5/15/2054	4.34 to 4.63	108,100,000	97,990,961
US Treasury Bonds 4.75% 11/15/2043	4.30 to 4.69	97,000,000	92,187,890
US Treasury Bonds 4.75% 2/15/2041	4.50	4,764,800	4,629,301
US Treasury Bonds 4.75% 2/15/2056	4.91 to 5.03	106,910,000	98,991,978
US Treasury Bonds 4.75% 5/15/2055	4.79 to 4.91	226,750,000	209,699,463
US Treasury Bonds 4.75% 8/15/2055	4.67 to 4.92	57,280,000	52,986,237
US Treasury Bonds 4.875% 8/15/2045	4.68 to 4.92	74,130,000	70,921,561
US Treasury Bonds 5% 5/15/2045	4.79 to 5.00	223,390,000	217,264,226
US Treasury Bonds 5% 5/15/2046	5.02 to 5.26	154,710,000	150,141,220
US Treasury Bonds 5% 5/15/2056	4.93 to 5.25	186,900,000	180,124,875
US Treasury Bonds 5.125% 8/15/2046	5.24	27,940,000	27,555,825
US Treasury Bonds 5.125% 8/15/2056	5.24	64,840,000	63,735,694
US Treasury Bonds 6.25% 5/15/2030	4.68 to 4.69	48,578,300	51,548,028
US Treasury Notes 0.375% 9/30/2027	0.55	49,873,800	47,859,286
US Treasury Notes 0.5% 10/31/2027	0.61	264,566,400	253,363,667
US Treasury Notes 0.625% 11/30/2027	0.63	37,166,200	35,531,468
US Treasury Notes 0.625% 12/31/2027	0.76	42,643,200	40,634,305
US Treasury Notes 0.625% 5/15/2030	1.39 to 1.69	293,611,700	255,568,341
US Treasury Notes 0.625% 8/15/2030	0.71	30,689,000	26,454,877
US Treasury Notes 1.125% 2/29/2028	1.28	262,029,200	250,022,941
US Treasury Notes 1.125% 8/31/2028	1.12 to 1.30	64,237,900	60,315,875
US Treasury Notes 1.25% 5/31/2028	1.26	78,200,900	74,180,885
US Treasury Notes 1.25% 6/30/2028	0.99 to 1.79	329,982,900	312,207,648
US Treasury Notes 1.25% 8/15/2031	1.78 to 3.17	214,724,400	183,891,318
US Treasury Notes 1.375% 12/31/2028	1.62 to 1.89	106,426,700	99,413,347
US Treasury Notes 1.5% 11/30/2028	1.71 to 1.75	41,895,000	39,345,296
US Treasury Notes 1.5% 2/15/2030	0.61 to 0.73	707,689,900	641,758,636
US Treasury Notes 1.625% 5/15/2031	3.75	30,670,000	26,970,431
US Treasury Notes 1.625% 8/15/2029	0.71 to 1.88	16,548,200	15,292,217
US Treasury Notes 1.75% 1/31/2029	2.72	110,873,300	104,242,557
US Treasury Notes 2.25% 11/15/2027	2.72	36,348,700	35,489,678
US Treasury Notes 2.375% 5/15/2029	1.68	20,543,700	19,495,650
US Treasury Notes 2.625% 2/15/2029	2.15 to 2.73	56,726,000	54,419,291
US Treasury Notes 2.625% 7/31/2029	2.79 to 3.15	603,100,000	573,981,578
US Treasury Notes 2.75% 2/15/2028	2.78	40,000	39,129
US Treasury Notes 2.75% 5/31/2029	2.88	32,300,000	30,934,820
US Treasury Notes 2.75% 8/15/2032	2.80 to 4.25	648,086,000	587,251,988
US Treasury Notes 2.875% 4/30/2029	3.10 to 3.41	33,500,000	32,230,664
US Treasury Notes 2.875% 5/15/2028	2.48 to 2.87	139,624,800	136,314,165
US Treasury Notes 2.875% 5/15/2032	3.05	42,500,000	38,942,285
US Treasury Notes 2.875% 8/15/2028	1.76 to 2.65	150,635,300	146,510,482
US Treasury Notes 3.125% 11/15/2028	2.50 to 2.75	19,870,000	19,354,622
US Treasury Notes 3.125% 8/31/2029	3.29 to 3.59	59,600,000	57,467,438
US Treasury Notes 3.375% 5/15/2033	3.62 to 3.70	160,450,000	149,143,289
US Treasury Notes 3.375% 9/15/2027	3.56 to 3.83	88,360,000	87,615,582
US Treasury Notes 3.375% 9/15/2028	3.55 to 3.62	304,820,000	299,045,091
US Treasury Notes 3.5% 1/15/2029	3.61 to 3.68	508,200,000	498,194,813
US Treasury Notes 3.5% 1/31/2028	4.20	140,570,000	139,027,025
US Treasury Notes 3.5% 1/31/2030	4.07	125,900,000	122,152,508
US Treasury Notes 3.5% 10/15/2028	3.56 to 3.60	512,640,000	503,748,900
US Treasury Notes 3.5% 11/15/2028	3.50	98,140,000	96,361,213
US Treasury Notes 3.5% 11/30/2030	3.60 to 4.40	405,339,000	390,091,286
US Treasury Notes 3.5% 2/15/2029	3.39	288,060,000	282,152,520
US Treasury Notes 3.5% 2/15/2033	3.91 to 3.97	115,200,000	108,207,001
US Treasury Notes 3.5% 2/28/2031	3.52 to 3.68	38,610,000	37,083,698
US Treasury Notes 3.5% 3/15/2029	3.81	92,030,000	90,103,122
US Treasury Notes 3.5% 4/30/2028	3.76 to 3.86	312,800,000	308,657,843
US Treasury Notes 3.5% 9/30/2027	4.00	163,033,000	161,770,715
US Treasury Notes 3.5% 9/30/2029	3.57 to 3.89	317,990,000	309,655,183
US Treasury Notes 3.625% 10/31/2030	3.71	147,180,000	142,459,892
US Treasury Notes 3.625% 12/31/2030	3.71	58,660,000	56,696,265
US Treasury Notes 3.625% 3/31/2028	3.51 to 3.58	152,800,000	151,176,500
US Treasury Notes 3.625% 3/31/2030	3.47 to 3.73	119,300,000	116,061,191
US Treasury Notes 3.625% 5/31/2028	3.99 to 4.11	199,900,000	197,510,571
US Treasury Notes 3.625% 8/15/2028	3.58	344,440,000	339,811,588
US Treasury Notes 3.625% 8/31/2029	3.71	74,150,000	72,516,383
US Treasury Notes 3.625% 8/31/2030	3.69	110,240,000	106,859,594
US Treasury Notes 3.625% 9/30/2031	3.87 to 3.97	153,460,000	147,321,600
US Treasury Notes 3.75% 1/31/2031	3.80	188,700,000	183,179,051
US Treasury Notes 3.75% 10/31/2032	3.78 to 3.89	276,550,000	264,375,318
US Treasury Notes 3.75% 12/31/2028	3.84	87,800,000	86,589,321
US Treasury Notes 3.75% 12/31/2030	4.00	20,950,000	20,347,688
US Treasury Notes 3.75% 2/28/2033	3.87	11,360,000	10,830,605
US Treasury Notes 3.75% 4/15/2028	3.80	133,810,000	132,602,573
US Treasury Notes 3.75% 5/15/2028	3.96 to 3.97	333,640,000	330,459,994
US Treasury Notes 3.75% 5/31/2030	3.70 to 3.98	175,600,000	171,340,329
US Treasury Notes 3.75% 6/30/2030	4.08	41,700,000	40,659,129
US Treasury Notes 3.75% 8/31/2031	3.62	72,350,000	69,905,362
US Treasury Notes 3.875% 10/15/2027	4.12	194,800,000	193,985,796
US Treasury Notes 3.875% 11/30/2027	3.77 to 4.01	55,100,000	54,826,652
US Treasury Notes 3.875% 11/30/2029	3.72	51,600,000	50,735,297
US Treasury Notes 3.875% 12/31/2029	3.58	36,600,000	35,963,789
US Treasury Notes 3.875% 12/31/2032	3.92 to 4.02	150,090,000	144,297,464
US Treasury Notes 3.875% 3/15/2028	3.88	335,500,000	333,311,386
US Treasury Notes 3.875% 3/31/2031	3.95	91,470,000	89,168,958
US Treasury Notes 3.875% 4/15/2029	3.91	166,550,000	164,429,089
US Treasury Notes 3.875% 4/30/2030	3.72 to 4.07	244,540,000	239,830,695
US Treasury Notes 3.875% 4/30/2031	4.02 to 4.13	256,760,000	250,190,554
US Treasury Notes 3.875% 5/15/2029	4.04 to 4.18	375,660,000	370,729,463
US Treasury Notes 3.875% 6/15/2028	3.68	314,050,000	311,547,414
US Treasury Notes 3.875% 6/30/2030	3.79 to 3.87	249,400,000	244,304,835
US Treasury Notes 3.875% 7/15/2028	3.88	411,450,000	407,994,462
US Treasury Notes 3.875% 7/31/2030	3.95	131,550,000	128,800,810
US Treasury Notes 3.875% 8/15/2033	4.57 to 4.88	390,700,000	373,484,781
US Treasury Notes 3.875% 8/15/2034	3.92 to 4.28	82,432,000	78,091,440
US Treasury Notes 3.875% 8/31/2032	3.97	42,920,000	41,384,269
US Treasury Notes 3.875% 9/30/2029	3.79 to 3.97	73,200,000	72,064,828
US Treasury Notes 3.875% 9/30/2032	3.87	65,890,000	63,480,897
US Treasury Notes 4% 1/31/2029	3.87	202,100,000	200,323,731
US Treasury Notes 4% 1/31/2031	3.91 to 4.28	117,950,000	115,650,896
US Treasury Notes 4% 1/31/2033	3.71 to 3.85	155,030,000	149,991,525
US Treasury Notes 4% 10/31/2029	3.58 to 4.14	138,800,000	137,059,578
US Treasury Notes 4% 11/15/2035	4.02 to 4.26	189,690,000	179,479,344
US Treasury Notes 4% 12/15/2027	4.28 to 4.48	68,000,000	67,755,625
US Treasury Notes 4% 2/15/2034	4.19 to 4.69	242,150,000	232,388,328
US Treasury Notes 4% 2/28/2030	3.55 to 4.10	140,000,000	138,025,782
US Treasury Notes 4% 2/29/2028	3.65	111,400,000	110,895,219
US Treasury Notes 4% 3/31/2030	3.95	166,150,000	163,716,162
US Treasury Notes 4% 4/30/2032	4.00 to 4.16	229,780,000	223,595,687
US Treasury Notes 4% 5/31/2030	3.95	239,150,000	235,422,622
US Treasury Notes 4% 6/30/2028	4.24	54,700,000	54,377,355
US Treasury Notes 4% 6/30/2032	3.99 to 4.06	142,200,000	138,206,179
US Treasury Notes 4% 7/31/2030	4.14	35,300,000	34,715,344
US Treasury Notes 4% 7/31/2032	3.92	127,700,000	124,023,637
US Treasury Notes 4.125% 10/31/2027	3.66 to 4.27	396,200,000	395,534,507
US Treasury Notes 4.125% 10/31/2029	4.15	23,150,000	22,942,916
US Treasury Notes 4.125% 10/31/2031	4.13 to 4.22	180,620,000	177,381,539
US Treasury Notes 4.125% 11/15/2027	4.11	154,400,000	154,110,500
US Treasury Notes 4.125% 11/30/2029	4.08	79,800,000	79,064,344
US Treasury Notes 4.125% 2/15/2036	3.96 to 4.54	549,936,000	524,587,388
US Treasury Notes 4.125% 2/29/2032	4.10 to 4.21	186,500,000	182,828,281
US Treasury Notes 4.125% 3/31/2029	4.20 to 4.33	131,700,000	130,866,587
US Treasury Notes 4.125% 3/31/2031	4.33	21,850,000	21,519,689
US Treasury Notes 4.125% 3/31/2032	3.88	100,000,000	97,976,562
US Treasury Notes 4.125% 4/30/2033	4.21 to 4.29	376,010,000	365,787,228
US Treasury Notes 4.125% 5/31/2031	4.14 to 4.26	300,630,000	295,897,425
US Treasury Notes 4.125% 6/15/2029	4.15	102,150,000	101,407,817
US Treasury Notes 4.125% 6/30/2031	4.20 to 4.21	190,070,000	187,025,911
US Treasury Notes 4.125% 7/15/2029	4.33 to 4.37	251,510,000	249,604,027
US Treasury Notes 4.125% 7/31/2028	4.18	52,950,000	52,739,027
US Treasury Notes 4.125% 7/31/2031	3.81 to 3.96	319,950,000	314,563,341
US Treasury Notes 4.125% 9/30/2027	4.08 to 4.39	157,400,000	157,203,286
US Treasury Notes 4.25% 1/15/2028	4.24 to 4.28	138,800,000	138,686,141
US Treasury Notes 4.25% 1/31/2030	4.33	141,900,000	141,024,210
US Treasury Notes 4.25% 11/15/2034	4.19 to 4.58	308,630,000	299,563,994
US Treasury Notes 4.25% 2/15/2028	3.96	176,150,000	175,991,740
US Treasury Notes 4.25% 2/28/2029	4.13 to 4.24	204,400,000	203,793,188
US Treasury Notes 4.25% 2/28/2031	4.15 to 4.27	304,850,000	301,920,581
US Treasury Notes 4.25% 3/31/2033	4.13	14,890,000	14,602,087
US Treasury Notes 4.25% 5/15/2035	4.59 to 4.69	155,975,000	150,936,276
US Treasury Notes 4.25% 6/30/2033	4.31	131,600,000	128,885,750
US Treasury Notes 4.25% 7/31/2028	4.27	400,600,000	399,895,821
US Treasury Notes 4.25% 8/15/2029	4.40	178,340,000	177,587,628
US Treasury Notes 4.25% 8/15/2035	4.10 to 4.27	159,450,000	154,074,791
US Treasury Notes 4.375% 1/31/2032	4.44	227,100,000	225,361,266
US Treasury Notes 4.375% 11/30/2028	3.92 to 4.29	247,600,000	247,619,343
US Treasury Notes 4.375% 11/30/2030	3.81 to 4.36	240,500,000	239,522,969
US Treasury Notes 4.375% 12/31/2029	4.39	27,450,000	27,400,676
US Treasury Notes 4.375% 5/15/2034	4.37 to 4.49	126,050,000	123,785,039
US Treasury Notes 4.375% 5/15/2036	4.44 to 4.71	261,670,000	254,228,759
US Treasury Notes 4.375% 7/31/2031	4.32 to 4.42	288,420,000	286,820,169
US Treasury Notes 4.375% 7/31/2033	4.51 to 4.57	130,600,000	128,763,438
US Treasury Notes 4.375% 8/31/2031	4.49	220,490,000	219,301,422
US Treasury Notes 4.5% 11/15/2033	3.95 to 4.34	395,900,000	392,791,567
US Treasury Notes 4.5% 12/31/2031	4.49	30,700,000	30,664,023
US Treasury Notes 4.5% 5/31/2029	4.49	78,350,000	78,545,875
US Treasury Notes 4.5% 8/31/2033	4.61	188,390,000	187,153,691
US Treasury Notes 4.625% 2/15/2035	4.16 to 4.31	260,530,000	259,278,234
US Treasury Notes 4.625% 4/30/2029	4.72	31,000,000	31,179,219
US Treasury Notes 4.625% 4/30/2031	4.70	58,900,000	59,215,207
US Treasury Notes 4.625% 5/31/2031	4.37 to 4.49	160,200,000	161,026,031
US Treasury Notes 4.625% 8/15/2036	4.75	132,980,000	131,691,756
US Treasury Notes 4.625% 9/30/2028	4.60	181,900,000	182,852,134
US Treasury Notes 4.75% 2/15/2045	4.52 to 4.87	221,150,000	208,701,674
US Treasury Notes 4.875% 10/31/2028	4.52 to 4.82	191,946,000	193,940,438
US Treasury Notes 4.875% 10/31/2030	4.89	123,100,000	124,951,308
TOTAL U.S. TREASURY OBLIGATIONS (Cost $34,301,384,140)			32,299,352,907

Money Market Funds - 1.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	3.69	581,310,432	581,426,694
Fidelity Securities Lending Cash Central Fund (i)(j)	3.72	163,110,374	163,126,685
TOTAL MONEY MARKET FUNDS (Cost $744,541,506)			744,553,379

TOTAL INVESTMENT IN SECURITIES - 102.1% (Cost $76,965,559,927)	71,215,425,942
NET OTHER ASSETS (LIABILITIES) - (2.1)%	(1,435,072,977)
NET ASSETS - 100.0%	69,780,352,965

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 5.5% 9/1/2056	(146,925,000)	(145,958,440)
Ginnie Mae II Pool 6% 9/1/2056	(56,725,000)	(57,527,925)
Uniform Mortgage Backed Securities 2% 9/1/2056	(75,100,000)	(58,583,865)
Uniform Mortgage Backed Securities 2.5% 9/1/2056	(2,875,000)	(2,346,494)
Uniform Mortgage Backed Securities 3% 9/1/2056	(28,275,000)	(24,111,065)
Uniform Mortgage Backed Securities 3.5% 9/1/2056	(7,675,000)	(6,810,064)
Uniform Mortgage Backed Securities 4% 9/1/2056	(600,000)	(547,758)
Uniform Mortgage Backed Securities 4.5% 9/1/2056	(33,650,000)	(31,598,137)
Uniform Mortgage Backed Securities 5% 9/1/2041	(23,725,000)	(23,613,789)
Uniform Mortgage Backed Securities 5% 9/1/2056	(49,725,000)	(47,996,281)
Uniform Mortgage Backed Securities 5.5% 9/1/2056	(82,075,000)	(81,267,071)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(480,360,889)

TOTAL TBA SALE COMMITMENTS (Proceeds $481,686,218)		(480,360,889)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Security or a portion of the security is on loan at period end.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $93,423,852 or 0.1% of net assets.

(g)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	224,186,867	9,674,722,498	9,317,502,140	8,906,487	7,596	11,873	581,426,694	581,310,432
Fidelity Securities Lending Cash Central Fund	395,189,485	5,105,749,071	5,337,834,356	834,368	22,485	-	163,126,685	163,110,374
	619,376,352	14,780,471,569	14,655,336,496	9,740,855	30,081	11,873	744,553,379

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	413,413,534	-	413,413,534	-

Bank Notes
Financials	101,769,159	-	101,769,159	-

Commercial Mortgage Securities	1,073,668,902	-	1,073,668,902	-

Foreign Government and Government Agency Obligations	904,091,025	-	904,091,025	-

Municipal Securities
Education	10,726,330	-	10,726,330	-
Electric Utilities	25,504,234	-	25,504,234	-
General Obligations	121,335,839	-	121,335,839	-
Health Care	13,102,562	-	13,102,562	-
Special Tax	21,817,943	-	21,817,943	-
Transportation	58,010,758	-	58,010,758	-
Water & Sewer	7,165,030	-	7,165,030	-

Non-Convertible Corporate Bonds
Communication Services	1,479,387,037	-	1,479,387,037	-
Consumer Discretionary	1,017,750,563	-	1,017,750,563	-
Consumer Staples	934,072,924	-	934,072,924	-
Energy	1,192,261,510	-	1,192,261,510	-
Financials	6,228,604,073	-	6,228,604,073	-
Health Care	1,949,422,418	-	1,949,422,418	-
Industrials	1,188,139,617	-	1,188,139,617	-
Information Technology	1,355,521,269	-	1,355,521,269	-
Materials	522,382,004	-	522,382,004	-
Real Estate	675,772,402	-	675,772,402	-
Utilities	1,824,866,647	-	1,824,866,647	-

U.S. Government Agency - Mortgage Securities	16,889,893,493	-	16,889,893,493	-

U.S. Government Agency Obligations
Financials	124,254,819	-	124,254,819	-
Utilities	38,585,564	-	38,585,564	-

U.S. Treasury Obligations	32,299,352,907	-	32,299,352,907	-

Money Market Funds	744,553,379	744,553,379	-	-
Total Investments in Securities:	71,215,425,942	744,553,379	70,470,872,563	-
Other Financial Instruments:

TBA Sale Commitments	(480,360,889)	-	(480,360,889)	-
Total Other Financial Instruments:	(480,360,889)	-	(480,360,889)	-
Financial Statements

Statement of Assets and Liabilities

As of August 31, 2026
Assets
Investments in securities, at value - unaffiliated issuers	$70,470,872,563
Investments in securities, at value - affiliated issuers	744,553,379
Foreign currency held at value	989
Receivable for investments sold	186,041,208
Receivable for TBA sale commitments	481,686,218
Receivable for fund shares sold	153,087,773
Interest receivable	555,002,028
Distributions receivable from affiliated funds	1,909,386
Other receivables	875,327
Total assets	72,594,028,871
Liabilities
Payable for investments purchased	856,594,356
Payable for investments purchased, delayed delivery	1,211,041,458
TBA sale commitments, at value	480,360,889
Payable for fund shares redeemed	81,895,750
Distributions payable	18,347,765
Accrued management fee	1,456,261
Other payables and accrued expenses	875,227
Collateral on securities loaned	163,104,200
Total liabilities	2,813,675,906
Net Assets	$69,780,352,965
Net assets consist of:
Paid in capital	77,472,641,359
Total accumulated earnings (loss)	(7,692,288,394)
Net Assets	$69,780,352,965

Net Asset Value and Maximum Offering
Net Asset Value, offering price and redemption price per share ($69,780,352,965/6,790,760,760 shares)	$10.28

Other Information
Unaffiliated issuers, cost	76,221,018,421
Affiliated issuers, cost	744,541,506
Foreign currency holdings, cost	925
Securities loaned, market value	1,384,794,990
Statement of Operations

Year ended August 31, 2026

Investment Income
Dividends - affiliated issuers	$9,740,855
Security lending income - unaffiliated issuers	506,003
Interest	2,665,678,389
Total investment income	2,675,925,247
Expenses
Management fee	17,011,407
Independent trustees' fees and expenses	147,448
Total expenses	17,158,855
Expense reductions	(16,192)
Total expenses after reductions	17,142,663
Net investment income (loss)	2,658,782,584
Net realized gain (loss)
Investments - unaffiliated issuers	(174,565,884)
Investments - affiliated issuers	30,081
Net realized gain (loss)	(174,535,803)
Change in net unrealized appreciation (depreciation)
Investments - unaffiliated issuers	(1,251,261,639)
Investments - affiliated issuers	11,873
Assets and liabilities in foreign currencies	(7)
TBA sale commitments	2,386,993
Total change in net unrealized appreciation (depreciation)	(1,248,862,780)
Net gain (loss)	(1,423,398,583)
Net increase (decrease) in net assets resulting from operations	$1,235,384,001
Other Information
Income from securities lending - Affiliated Issuers	834,368

Statement of Changes in Net Assets
	Year ended August 31, 2026	Year ended August 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,658,782,584	$2,287,979,841
Net realized gain (loss)	(174,535,803)	(196,247,572)
Change in net unrealized appreciation (depreciation)	(1,248,862,780)	(114,208,899)
Net increase (decrease) in net assets resulting from operations	$1,235,384,001	$1,977,523,370
Distributions to shareholders
Distributions to shareholders	(2,573,981,061)	(2,197,371,349)
Total distributions	(2,573,981,061)	(2,197,371,349)
Net increase (decrease) in net assets resulting from share transactions	4,958,641,770	7,242,960,882
Total increase (decrease) in net assets	3,620,044,710	7,023,112,903
Net Assets
Beginning of period	66,160,308,255	59,137,195,352
End of period	$69,780,352,965	$66,160,308,255
Financial Highlights
Fidelity® U.S. Bond Index Fund

Years ended August 31,	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$10.47	$10.52	$10.14	$10.55	$12.20
Income from Investment Operations
Net investment income (loss) A, B	.41	.38	.35	.30	.24
Net realized and unrealized gain (loss)	(.21)	(.06)	.37	(.42)	(1.63)
Total from investment operations	.20	.32	.72	(.12)	(1.39)
Distributions
Distributions from net investment income	(.39)	(.37)	(.34)	(.29)	(.23)
Distributions from net realized gain	-	-	-	-	(.03)
Total distributions	(.39)	(.37)	(.34)	(.29)	(.26)
Net asset value, end of period	$10.28	$10.47	$10.52	$10.14	$10.55
Total Return C	1.94%	3.11%	7.21%	(1.16)%	(11.52)%
Ratios and Supplemental Data A, D, E
Ratio of expenses to average net assets before reductions	.03%	.03% F	.02% F	.02% F	.02% F
Ratio of expenses to average net assets net of fee waivers, if any	.03%	.03% F	.02% F	.02% F	.02% F
Ratio of expenses to average net assets net of all reductions, if any	.03%	.02% F	.02% F	.02% F	.02% F
Ratio of net investment income (loss) to average net assets	3.87%	3.70%	3.45%	2.97%	2.08%
Net assets, end of period	$69,780,352,965	$66,160,308,255	$59,137,195,352	$60,014,059,669	$55,576,531,411
Portfolio turnover rate G	48%	45%	43%	34%	50% H

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BCalculated based on average shares outstanding during the period.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements

For the period ended August 31, 2026

  1. Organization.
Fidelity® U.S. Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

  2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations, Bank Notes, Foreign Government and Government Agency Obligations, Municipal Securities, Non-Convertible Corporate Bonds and U.S. Government Agency Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset-Backed Securities, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities  may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For any foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees.

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of period end is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day.

Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation.

Dividend income for domestic securities is recorded on the ex-dividend date. Certain dividends from any foreign securities where the ex-dividend date may have passed are recorded as soon as a fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

As of August 31, 2026, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences may result in distribution reclassifications.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to: capital loss carryforwards, market discount, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

	Tax Cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation) ($)
Fidelity® U.S. Bond Index Fund	76,787,762,744	151,529,030	(5,722,540,503)	(5,571,011,473)

The tax-based components of distributable earnings as of period end were as follows:

	Undistributed ordinary income ($)	Capital loss carryforward ($)	Net unrealized appreciation (depreciation) on securities and other investments ($)
Fidelity® U.S. Bond Index Fund	43,885,966	(2,165,162,948)	(5,571,011,409)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity® U.S. Bond Index Fund	(541,919,298)	(1,623,243,650)	(2,165,162,948)

The tax character of distributions paid was as follows:

August 31, 2026
	Ordinary Income ($)	Total ($)
Fidelity® U.S. Bond Index Fund	2,573,981,061	2,573,981,061

August 31, 2025
	Ordinary Income ($)	Total ($)
Fidelity® U.S. Bond Index Fund	2,197,371,349	2,197,371,349

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The value of these commitments and proceeds to be received at contractual settlement date are reflected in the Statement of Assets and Liabilities as "TBA sale commitments, at value" and "Receivable for TBA sale commitments," respectively. A fund realizes a gain or loss on settlement, either through the acquisition of an offsetting TBA purchase commitment on or before the sale commitment date, or by delivery of the securities under the commitment.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

  3. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities, and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity® U.S. Bond Index Fund	13,749,010,933	11,124,513,463

  4. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services.

For these services, the fund pays a monthly management fee to the investment adviser.

The management fee is based on an annual management fee rate of the fund's average net assets as presented in the table below.

Management Fee Rate %
Fidelity® U.S. Bond Index Fund	0.025

The management fee is reduced by an amount equal to the fees and expenses paid by each Fund to the independent Trustees.

Under the management contract, the investment adviser pays all other operating expenses, except fees and expenses of the independent Trustees, and certain miscellaneous expenses such as interest expense.

Pursuant to the expense contract, the investment adviser pays all other operating expenses, except the fees and expenses of the independent Trustees, as necessary so that total expenses do not exceed the level of average net assets presented in the table below.

	Annual Expense Contract Rate (%)	Expiration Date
Fidelity® U.S. Bond Index Fund	.025	October 31, 2027
Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity® U.S. Bond Index Fund	$875,227

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

  5. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit.

The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

  6. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations in dividends - affiliated issuers. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending income - unaffiliated issuers. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)

Fidelity® U.S. Bond Index Fund	142,509	-	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity® U.S. Bond Index Fund	1,270,921,772

  7. Expense Reductions.
Through arrangements with the custodian, credits realized as a result of certain uninvested cash balances were used to reduce expenses. All of the applicable credits are presented in the table below.

Custodian Credits ($)
Fidelity® U.S. Bond Index Fund	16,192

  8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended ($)	Year ended ($)
	August 31, 2026	August 31, 2025
Fidelity® U.S. Bond Index Fund
Fidelity® U.S. Bond Index Fund	2,573,981,061	2,197,371,349
Total	2,573,981,061	2,197,371,349

  9. Share Transactions.
Share transactions were as follows and may contain in kind transactions, automatic conversions between classes or exchanges between affiliated funds as applicable:

	Shares	Shares	Dollars	Dollars
	Year ended	Year ended	Year ended ($)	Year ended ($)
	August 31, 2026	August 31, 2025	August 31, 2026	August 31, 2025

Fidelity® U.S. Bond Index Fund
Shares sold	2,622,735,759	2,463,847,853	27,539,767,601	25,557,701,936
Reinvestment of distributions	226,107,307	194,681,135	2,371,266,321	2,022,983,633
Shares redeemed	(2,375,051,481)	(1,961,982,234)	(24,952,392,152)	(20,337,724,687)
Net increase (decrease)	473,791,585	696,546,754	4,958,641,770	7,242,960,882

  10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

  11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity U.S. Bond Index Fund

Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity U.S. Bond Index Fund (one of the funds constituting Fidelity Salem Street Trust, referred to hereafter as the "Fund") as of August 31, 2026, the related statement of operations for the year ended August 31, 2026, the statement of changes in net assets for each of the two years in the period ended August 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2026 and the financial highlights for each of the five years in the period ended August 31, 2026 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 14, 2026

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 43.73% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $2,234,764,098 of distributions paid in the calendar year 2025 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates $2,573,981,061 of distributions paid during the fiscal year ended 2026 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in the first quarter of 2027 of amounts for use in preparing 2026 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.925929.115
UII-UDV-ANN-1026
Fidelity® Series Government Money Market Fund

Annual Report
August 31, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Series Government Money Market Fund
Schedule of Investments August 31, 2026
Showing Percentage of Net Assets
Repurchase Agreements - 31.5%
	Maturity Amount ($)	Value ($)
Fixed Income Clearing Corp - Credit Agricole 3.66%, dated 9/1/2026 due 9/2/2026 (b)	22,002,237	22,000,000
Fixed Income Clearing Corp - Credit Agricole 3.66%, dated 9/1/2026 due 9/2/2026 (b)	15,001,525	15,000,000
Investments in repurchase agreements in a joint trading account at 3.68%, dated 8/31/2026 due 9/1/2026 (Collateralized by U.S. Government Obligations)#	40,128,102	40,124,000
Repurchase Agreements*	842,324,720	840,649,000
TOTAL REPURCHASE AGREEMENTS (Cost $917,773,000)		917,773,000

U.S. Government Agency - Debt - 28.2%
	Yield (%) (c)	Principal Amount (a)	Value ($)
Fannie Mae Discount Notes 0% 10/28/2026	3.70	8,000,000	7,953,387
Fannie Mae U.S. SOFR Index + 0.14%, 3.79% 10/23/2026 (d)(e)	3.79	3,000,000	3,000,000
Fannie Mae U.S. SOFR Index + 0.14%, 3.79% 9/11/2026 (d)(e)	3.79	6,000,000	6,000,000
Federal Farm Credit Banks Funding Corp 0% 9/11/2026	3.74	15,000,000	14,984,542
Federal Farm Credit Banks Funding Corp Series 0000, U.S. SOFR Index + 0.14%, 3.79% 8/3/2028 (d)(e)	3.79	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.02%, 3.67% 10/6/2026 (d)(e)	3.67	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.03%, 3.68% 12/8/2026 (d)(e)	3.68	1,000,000	999,973
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.045%, 3.695% 4/15/2027 (d)(e)	3.70	1,000,000	999,904
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.045%, 3.695% 4/19/2027 (d)(e)	3.70	1,000,000	999,653
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.05%, 3.7% 10/2/2026 (d)(e)	3.70	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.05%, 3.7% 6/16/2027 (d)(e)	3.70	2,000,000	1,999,891
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.055%, 3.705% 5/24/2027 (d)(e)	3.71	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.055%, 3.705% 6/23/2027 (d)(e)	3.71	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.06%, 3.71% 10/5/2026 (d)(e)	3.71	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.06%, 3.71% 7/14/2027 (d)(e)	3.71	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.06%, 3.71% 8/18/2027 (d)(e)	3.71	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.06%, 3.71% 8/6/2027 (d)(e)	3.71	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.06%, 3.71% 9/22/2026 (d)(e)	3.71	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.06%, 3.71% 9/23/2027 (d)(e)	3.71	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.06%, 3.71% 9/4/2026 (d)(e)	3.71	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.065%, 3.715% 11/13/2026 (d)(e)	3.71	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.065%, 3.715% 3/5/2027 (d)(e)	3.71	6,000,000	6,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.065%, 3.715% 6/22/2027 (d)(e)	3.71	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.065%, 3.715% 7/12/2027 (d)(e)	3.71	5,000,000	5,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.065%, 3.715% 9/10/2026 (d)(e)	3.71	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.07%, 3.72% 10/21/2026 (d)(e)	3.72	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.07%, 3.72% 11/5/2027 (d)(e)	3.72	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.07%, 3.72% 7/1/2027 (d)(e)	3.72	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.07%, 3.72% 7/27/2027 (d)(e)	3.72	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.075%, 3.725% 12/29/2027 (d)(e)	3.72	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.075%, 3.725% 4/1/2027 (d)(e)	3.73	5,000,000	4,999,855
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.075%, 3.725% 4/2/2027 (d)(e)	3.72	5,000,000	5,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 3.73% 1/12/2028 (d)(e)	3.73	4,000,000	3,998,900
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 3.73% 1/5/2028 (d)(e)	3.73	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 3.73% 10/8/2027 (d)(e)	3.73	3,000,000	3,000,480
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 3.73% 11/16/2026 (d)(e)	3.73	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 3.73% 11/23/2027 (d)(e)	3.73	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 3.73% 12/22/2026 (d)(e)	3.73	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 3.73% 12/22/2027 (d)(e)	3.73	8,000,000	8,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 3.73% 12/29/2027 (d)(e)	3.73	4,000,000	4,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 3.73% 2/9/2028 (d)(e)	3.73	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 3.73% 3/11/2027 (d)(e)	3.73	5,000,000	5,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 3.73% 4/9/2027 (d)(e)	3.73	1,000,000	999,813
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.085%, 3.735% 1/18/2028 (d)(e)	3.74	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.085%, 3.735% 2/23/2028 (d)(e)	3.74	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.085%, 3.735% 3/24/2028 (d)(e)	3.74	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.085%, 3.735% 3/26/2027 (d)(e)	3.74	4,000,000	4,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.085%, 3.735% 4/8/2027 (d)(e)	3.74	5,000,000	5,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 3.74% 1/12/2027 (d)(e)	3.74	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 3.74% 1/19/2027 (d)(e)	3.74	6,000,000	6,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 3.74% 12/17/2027 (d)(e)	3.74	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 3.74% 2/17/2028 (d)(e)	3.74	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 3.74% 2/19/2027 (d)(e)	3.74	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 3.74% 2/2/2028 (d)(e)	3.74	1,000,000	1,000,123
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 3.74% 2/24/2027 (d)(e)	3.74	5,000,000	5,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 3.74% 2/9/2028 (d)(e)	3.74	1,000,000	1,000,127
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 3.74% 3/20/2028 (d)(e)	3.74	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 3.74% 3/9/2028 (d)(e)	3.74	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 3.74% 4/14/2028 (d)(e)	3.74	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 3.74% 5/15/2028 (d)(e)	3.74	4,000,000	3,998,360
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.095%, 3.745% 1/26/2028 (d)(e)	3.75	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.095%, 3.745% 12/10/2027 (d)(e)	3.75	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.095%, 3.745% 2/25/2028 (d)(e)	3.75	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.095%, 3.745% 5/26/2028 (d)(e)	3.75	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.095%, 3.745% 6/17/2027 (d)(e)	3.75	1,000,000	999,839
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 3.75% 3/25/2027 (d)(e)	3.75	6,000,000	6,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 3.75% 4/6/2027 (d)(e)	3.75	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 3.75% 6/2/2028 (d)(e)	3.75	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 3.75% 6/23/2027 (d)(e)	3.75	6,000,000	6,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 3.75% 7/9/2027 (d)(e)	3.75	1,000,000	999,832
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.105%, 3.755% 1/26/2028 (d)(e)	3.76	3,000,000	2,999,788
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.105%, 3.755% 12/2/2027 (d)(e)	3.76	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.105%, 3.755% 4/16/2027 (d)(e)	3.76	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.105%, 3.755% 5/14/2027 (d)(e)	3.76	1,000,000	999,952
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.11%, 3.76% 11/19/2027 (d)(e)	3.76	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.11%, 3.76% 5/13/2027 (d)(e)	3.76	1,000,000	999,991
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.11%, 3.76% 6/24/2027 (d)(e)	3.76	6,000,000	6,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.11%, 3.76% 7/21/2027 (d)(e)	3.76	6,000,000	5,999,400
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.11%, 3.76% 8/5/2027 (d)(e)	3.76	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.115%, 3.765% 10/16/2026 (d)(e)	3.76	5,000,000	5,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.115%, 3.765% 11/12/2027 (d)(e)	3.76	7,000,000	7,000,219
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.115%, 3.765% 2/10/2027 (d)(e)	3.76	1,000,000	1,000,085
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.115%, 3.765% 5/27/2027 (d)(e)	3.76	6,000,000	6,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.115%, 3.765% 5/6/2027 (d)(e)	3.77	1,000,000	999,991
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.115%, 3.765% 7/19/2028 (d)(e)	3.76	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.115%, 3.765% 7/26/2028 (d)(e)	3.76	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.115%, 3.765% 7/30/2027 (d)(e)	3.76	1,000,000	1,000,354
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.115%, 3.765% 8/27/2027 (d)(e)	3.76	1,000,000	1,000,322
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.12%, 3.77% 5/28/2027 (d)(e)	3.77	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.12%, 3.77% 6/9/2027 (d)(e)	3.77	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.12%, 3.77% 7/17/2028 (d)(e)	3.77	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.12%, 3.77% 8/21/2028 (d)(e)	3.77	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.12%, 3.77% 8/25/2028 (d)(e)	3.77	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 3.775% 11/3/2027 (d)(e)	3.77	6,000,000	6,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 3.775% 3/23/2027 (d)(e)	3.77	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 3.775% 4/29/2027 (d)(e)	3.77	8,000,000	8,000,267
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 3.75% 9/1/2028 (d)(e)	3.78	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 3.78% 1/27/2027 (d)(e)	3.78	6,000,000	6,000,346
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 3.78% 10/15/2027 (d)(e)	3.78	2,000,000	2,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 3.78% 11/10/2027 (d)(e)	3.78	6,000,000	6,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 3.78% 4/23/2027 (d)(e)	3.78	1,000,000	1,000,144
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 3.78% 5/5/2027 (d)(e)	3.78	2,000,000	2,000,006
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 3.78% 6/22/2028 (d)(e)	3.78	4,000,000	4,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 3.78% 7/29/2027 (d)(e)	3.78	6,000,000	6,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 3.78% 8/24/2028 (d)(e)	3.78	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 3.78% 9/22/2027 (d)(e)	3.78	1,000,000	1,000,529
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 3.785% 1/8/2027 (d)(e)	3.79	1,000,000	999,998
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 3.785% 10/1/2027 (d)(e)	3.79	6,000,000	6,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 3.785% 10/15/2026 (d)(e)	3.78	1,000,000	1,000,074
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 3.785% 11/18/2026 (d)(e)	3.78	2,000,000	2,000,250
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 3.785% 11/23/2026 (d)(e)	3.79	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 3.785% 12/18/2026 (d)(e)	3.78	1,000,000	1,000,052
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 3.785% 7/13/2028 (d)(e)	3.79	1,000,000	999,909
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 3.785% 7/7/2028 (d)(e)	3.79	2,000,000	1,999,788
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 3.785% 8/18/2028 (d)(e)	3.79	4,000,000	4,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 3.785% 9/15/2027 (d)(e)	3.79	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 3.79% 10/23/2026 (d)(e)	3.79	2,000,000	2,000,048
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 3.79% 10/29/2027 (d)(e)	3.79	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 3.79% 10/9/2026 (d)(e)	3.79	9,000,000	9,000,157
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 3.79% 12/2/2026 (d)(e)	3.79	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 3.79% 6/23/2028 (d)(e)	3.79	4,000,000	4,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 3.79% 8/12/2027 (d)(e)	3.79	6,000,000	6,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 3.79% 9/3/2026 (d)(e)	3.79	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.15%, 3.8% 10/1/2027 (d)(e)	3.80	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.15%, 3.8% 10/14/2027 (d)(e)	3.80	3,000,000	3,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.15%, 3.8% 10/22/2027 (d)(e)	3.80	6,000,000	6,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.15%, 3.8% 9/10/2027 (d)(e)	3.80	1,000,000	1,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.155%, 3.805% 9/24/2027 (d)(e)	3.80	6,000,000	6,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.16%, 3.81% 1/3/2028 (d)(e)	3.81	1,000,000	1,000,897
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.185%, 3.835% 5/10/2027 (d)(e)	3.83	1,000,000	1,000,556
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.19%, 3.84% 3/27/2028 (d)(e)	3.83	1,000,000	1,001,596
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.24%, 3.89% 7/19/2027 (d)(e)	3.88	2,000,000	2,001,944
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.25%, 3.9% 11/12/2027 (d)(e)	3.89	1,000,000	1,002,111
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.255%, 3.905% 9/13/2027 (d)(e)	3.90	1,000,000	1,001,192
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.27%, 3.92% 11/24/2026 (d)(e)	3.91	5,000,000	5,002,331
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.28%, 3.93% 11/20/2026 (d)(e)	3.92	5,000,000	5,002,271
Federal Home Loan Bank Discount Notes 0% 1/15/2027	3.74	6,000,000	5,917,267
Federal Home Loan Bank Discount Notes 0% 1/28/2027	3.71	2,000,000	1,970,200
Federal Home Loan Bank Discount Notes 0% 1/29/2027	3.71	3,000,000	2,955,000
Federal Home Loan Bank Discount Notes 0% 10/14/2026	3.69 to 3.75	12,000,000	11,947,410
Federal Home Loan Bank Discount Notes 0% 10/16/2026	3.67 to 3.70	10,000,000	9,954,229
Federal Home Loan Bank Discount Notes 0% 10/21/2026	3.70	6,000,000	5,969,333
Federal Home Loan Bank Discount Notes 0% 10/23/2026	3.68 to 3.71	9,000,000	8,952,215
Federal Home Loan Bank Discount Notes 0% 10/27/2026	3.70	1,000,000	994,276
Federal Home Loan Bank Discount Notes 0% 10/28/2026	3.68 to 3.70	2,000,000	1,988,451
Federal Home Loan Bank Discount Notes 0% 10/30/2026	3.78	1,000,000	993,871
Federal Home Loan Bank Discount Notes 0% 10/7/2026	3.70	2,000,000	1,992,730
Federal Home Loan Bank Discount Notes 0% 10/9/2026	3.68 to 3.73	3,000,000	2,988,410
Federal Home Loan Bank Discount Notes 0% 11/12/2026	3.70	3,000,000	2,978,190
Federal Home Loan Bank Discount Notes 0% 11/13/2026	3.70	1,000,000	992,639
Federal Home Loan Bank Discount Notes 0% 11/18/2026	3.77	1,000,000	991,918
Federal Home Loan Bank Discount Notes 0% 11/20/2026	3.71 to 3.77	9,000,000	8,926,722
Federal Home Loan Bank Discount Notes 0% 11/25/2026	3.69 to 3.77	5,000,000	4,956,225
Federal Home Loan Bank Discount Notes 0% 11/27/2026	3.76	4,000,000	3,964,040
Federal Home Loan Bank Discount Notes 0% 11/4/2026	3.69	1,000,000	993,556
Federal Home Loan Bank Discount Notes 0% 11/6/2026	3.69	1,000,000	993,363
Federal Home Loan Bank Discount Notes 0% 12/11/2026	3.71 to 3.79	2,000,000	1,979,396
Federal Home Loan Bank Discount Notes 0% 12/16/2026	3.78	5,000,000	4,945,381
Federal Home Loan Bank Discount Notes 0% 12/2/2026	3.74	7,000,000	6,934,348
Federal Home Loan Bank Discount Notes 0% 12/21/2026	3.71	7,000,000	6,921,653
Federal Home Loan Bank Discount Notes 0% 12/28/2026	3.81	1,000,000	987,676
Federal Home Loan Bank Discount Notes 0% 12/7/2026	3.70	3,000,000	2,970,819
Federal Home Loan Bank Discount Notes 0% 2/17/2027	3.87	1,000,000	982,184
Federal Home Loan Bank Discount Notes 0% 2/24/2027	3.88	1,000,000	981,372
Federal Home Loan Bank Discount Notes 0% 2/26/2027	3.88	1,000,000	981,161
Federal Home Loan Bank Discount Notes 0% 9/1/2026	3.71	3,000,000	3,000,000
Federal Home Loan Bank Discount Notes 0% 9/11/2026	3.69 to 3.70	7,000,000	6,992,871
Federal Home Loan Bank Discount Notes 0% 9/16/2026	3.66 to 3.71	12,000,000	11,981,663
Federal Home Loan Bank Discount Notes 0% 9/18/2026	3.66 to 3.85	8,000,000	7,986,055
Federal Home Loan Bank Discount Notes 0% 9/2/2026	3.61 to 3.70	6,000,000	5,999,392
Federal Home Loan Bank Discount Notes 0% 9/23/2026	3.69 to 3.71	8,000,000	7,982,198
Federal Home Loan Bank Discount Notes 0% 9/25/2026	3.67 to 3.78	13,000,000	12,968,070
Federal Home Loan Bank Discount Notes 0% 9/4/2026	3.61 to 3.69	5,000,000	4,998,483
Federal Home Loan Bank Discount Notes 0% 9/9/2026	3.62 to 3.69	7,000,000	6,994,327
Federal Home Loan Bank Series 0003, U.S. SOFR Index + 0.045%, 3.695% 2/17/2027 (d)(e)	3.70	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 3.665% 10/6/2026 (d)(e)	3.67	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 3.665% 9/18/2026 (d)(e)	3.67	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 3.67% 10/7/2026 (d)(e)	3.67	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 3.67% 11/2/2026 (d)(e)	3.67	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 3.67% 11/4/2026 (d)(e)	3.67	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 3.67% 9/15/2026 (d)(e)	3.67	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 3.67% 9/29/2026 (d)(e)	3.67	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 3.675% 10/19/2026 (d)(e)	3.67	4,000,000	4,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 3.675% 10/20/2026 (d)(e)	3.67	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 3.675% 11/12/2026 (d)(e)	3.67	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 3.675% 11/16/2026 (d)(e)	3.67	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 3.675% 11/18/2026 (d)(e)	3.67	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 3.675% 11/3/2026 (d)(e)	3.67	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 3.675% 12/2/2026 (d)(e)	3.67	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 3.675% 12/3/2026 (d)(e)	3.67	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 3.675% 12/7/2026 (d)(e)	3.67	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 3.675% 12/8/2026 (d)(e)	3.67	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 3.675% 9/4/2026 (d)(e)	3.67	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.03%, 3.68% 11/19/2026 (d)(e)	3.68	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.03%, 3.68% 12/1/2026 (d)(e)	3.68	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.03%, 3.68% 12/22/2026 (d)(e)	3.68	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.03%, 3.68% 12/7/2026 (d)(e)	3.68	5,000,000	5,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.03%, 3.68% 12/8/2026 (d)(e)	3.68	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.035%, 3.685% 11/30/2026 (d)(e)	3.69	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.035%, 3.685% 12/21/2026 (d)(e)	3.68	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.035%, 3.685% 12/24/2026 (d)(e)	3.69	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.035%, 3.685% 12/9/2026 (d)(e)	3.68	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.045%, 3.695% 2/11/2027 (d)(e)	3.70	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.045%, 3.695% 2/16/2027 (d)(e)	3.70	4,000,000	4,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.045%, 3.695% 2/16/2027 (d)(e)	3.70	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.045%, 3.695% 2/16/2027 (d)(e)	3.70	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.045%, 3.695% 2/17/2027 (d)(e)	3.70	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.045%, 3.695% 2/19/2027 (d)(e)	3.70	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.045%, 3.695% 4/6/2027 (d)(e)	3.70	1,000,000	999,667
Federal Home Loan Bank U.S. SOFR Index + 0.05%, 3.7% 2/16/2027 (d)(e)	3.70	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.05%, 3.7% 2/8/2027 (d)(e)	3.70	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.05%, 3.7% 3/24/2027 (d)(e)	3.70	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.05%, 3.7% 3/25/2027 (d)(e)	3.70	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.05%, 3.7% 3/30/2027 (d)(e)	3.70	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.055%, 3.705% 3/15/2027 (d)(e)	3.71	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.055%, 3.705% 5/27/2027 (d)(e)	3.71	1,000,000	999,874
Federal Home Loan Bank U.S. SOFR Index + 0.055%, 3.705% 6/1/2027 (d)(e)	3.71	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.055%, 3.705% 7/9/2027 (d)(e)	3.71	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.06%, 3.71% 2/12/2027 (d)(e)	3.71	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.06%, 3.71% 4/2/2027 (d)(e)	3.71	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.06%, 3.71% 8/20/2027 (d)(e)	3.71	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.065%, 3.715% 5/10/2027 (d)(e)	3.71	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.065%, 3.715% 5/17/2027 (d)(e)	3.71	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.065%, 3.715% 9/10/2027 (d)(e)	3.72	1,000,000	999,879
Federal Home Loan Bank U.S. SOFR Index + 0.065%, 3.715% 9/11/2026 (d)(e)	3.71	1,000,000	1,000,011
Federal Home Loan Bank U.S. SOFR Index + 0.065%, 3.715% 9/7/2027 (d)(e)	3.71	4,000,000	4,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.065%, 3.715% 9/9/2027 (d)(e)	3.71	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.07%, 3.72% 12/24/2026 (d)(e)	3.72	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.07%, 3.72% 12/30/2026 (d)(e)	3.72	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.07%, 3.72% 6/17/2027 (d)(e)	3.72	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.07%, 3.72% 7/6/2027 (d)(e)	3.72	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.075%, 3.725% 1/27/2028 (d)(e)	3.73	1,000,000	999,577
Federal Home Loan Bank U.S. SOFR Index + 0.075%, 3.725% 11/18/2026 (d)(e)	3.72	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.075%, 3.725% 4/5/2027 (d)(e)	3.72	8,000,000	8,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.075%, 3.725% 4/8/2027 (d)(e)	3.73	1,000,000	999,845
Federal Home Loan Bank U.S. SOFR Index + 0.08%, 3.73% 1/4/2028 (d)(e)	3.73	3,000,000	2,999,604
Federal Home Loan Bank U.S. SOFR Index + 0.08%, 3.73% 11/13/2026 (d)(e)	3.73	1,000,000	1,000,017
Federal Home Loan Bank U.S. SOFR Index + 0.08%, 3.73% 12/23/2027 (d)(e)	3.73	4,000,000	4,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.08%, 3.73% 12/29/2027 (d)(e)	3.73	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.08%, 3.73% 12/30/2027 (d)(e)	3.73	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.08%, 3.73% 12/8/2026 (d)(e)	3.73	1,000,000	1,000,106
Federal Home Loan Bank U.S. SOFR Index + 0.085%, 3.735% 2/25/2028 (d)(e)	3.74	1,000,000	999,622
Federal Home Loan Bank U.S. SOFR Index + 0.085%, 3.735% 3/10/2028 (d)(e)	3.74	1,000,000	999,607
Federal Home Loan Bank U.S. SOFR Index + 0.085%, 3.735% 3/23/2028 (d)(e)	3.74	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.085%, 3.735% 3/9/2028 (d)(e)	3.74	1,000,000	999,607
Federal Home Loan Bank U.S. SOFR Index + 0.09%, 3.74% 12/15/2027 (d)(e)	3.74	7,000,000	7,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.09%, 3.74% 3/1/2027 (d)(e)	3.74	5,000,000	5,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.09%, 3.74% 6/9/2028 (d)(e)	3.74	3,000,000	2,998,572
Federal Home Loan Bank U.S. SOFR Index + 0.095%, 3.745% 2/12/2027 (d)(e)	3.75	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.095%, 3.745% 4/14/2027 (d)(e)	3.75	1,000,000	999,928
Federal Home Loan Bank U.S. SOFR Index + 0.1%, 3.75% 12/17/2027 (d)(e)	3.75	4,000,000	4,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.1%, 3.75% 6/10/2027 (d)(e)	3.75	6,000,000	6,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.105%, 3.755% 1/14/2028 (d)(e)	3.76	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.11%, 3.76% 1/6/2028 (d)(e)	3.76	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.12%, 3.77% 3/24/2028 (d)(e)	3.77	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.12%, 3.77% 6/22/2027 (d)(e)	3.77	6,000,000	6,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.12%, 3.77% 7/17/2028 (d)(e)	3.77	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.12%, 3.77% 7/21/2028 (d)(e)	3.77	5,000,000	5,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.12%, 3.77% 8/14/2028 (d)(e)	3.77	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.12%, 3.77% 8/28/2028 (d)(e)	3.77	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 3.78% 2/5/2027 (d)(e)	3.78	5,000,000	5,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 3.78% 4/16/2027 (d)(e)	3.78	1,000,000	1,000,139
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 3.78% 4/23/2027 (d)(e)	3.78	1,000,000	1,000,112
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 3.78% 9/7/2027 (d)(e)	3.78	6,000,000	6,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.135%, 3.785% 1/6/2027 (d)(e)	3.78	3,000,000	3,000,703
Federal Home Loan Bank U.S. SOFR Index + 0.14%, 3.79% 9/10/2026 (d)(e)	3.79	1,000,000	1,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.14%, 3.79% 9/4/2026 (d)(e)	3.79	2,000,000	2,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.145%, 3.795% 9/25/2026 (d)(e)	3.80	6,000,000	6,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.15%, 3.8% 11/19/2027 (d)(e)	3.80	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.15%, 3.8% 8/25/2028 (d)(e)	3.80	6,000,000	6,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.155%, 3.805% 8/25/2028 (d)(e)	3.80	6,000,000	6,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.17%, 3.82% 11/12/2027 (d)(e)	3.82	3,000,000	3,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.17%, 3.82% 11/5/2027 (d)(e)	3.82	3,000,000	3,000,000
Freddie Mac Discount Notes 0% 9/21/2026	3.72	3,000,000	2,993,916
Freddie Mac U.S. SOFR Index + 0.08%, 3.73% 11/5/2026 (d)(e)	3.73	7,000,000	7,000,000
Freddie Mac U.S. SOFR Index + 0.14%, 3.79% 10/16/2026 (d)(e)	3.79	7,000,000	7,000,000
Freddie Mac U.S. SOFR Index + 0.14%, 3.79% 10/29/2026 (d)(e)	3.79	4,000,000	4,000,000
Freddie Mac U.S. SOFR Index + 0.14%, 3.79% 9/23/2026 (d)(e)	3.79	9,000,000	9,000,000
Freddie Mac U.S. SOFR Index + 0.14%, 3.79% 9/4/2026 (d)(e)	3.79	3,000,000	3,000,000
TOTAL U.S. GOVERNMENT AGENCY - DEBT (Cost $822,947,127)			822,947,127

U.S. Treasury Obligations - 38.9%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/14/2027	3.94 to 3.95	29,000,000	28,580,075
US Treasury Bills 0% 1/21/2027	3.91	14,000,000	13,788,223
US Treasury Bills 0% 1/28/2027	4.02 to 4.03	9,000,000	8,853,142
US Treasury Bills 0% 1/7/2027	3.90 to 3.91	13,700,000	13,513,534
US Treasury Bills 0% 10/1/2026	3.71 to 3.77	44,000,000	43,863,244
US Treasury Bills 0% 10/13/2026	3.68 to 3.71	76,000,000	75,675,042
US Treasury Bills 0% 10/15/2026	3.80	14,000,000	13,935,662
US Treasury Bills 0% 10/20/2026	3.69 to 3.72	43,000,000	42,785,203
US Treasury Bills 0% 10/27/2026	3.81 to 3.82	40,000,000	39,765,469
US Treasury Bills 0% 10/29/2026	3.69 to 3.88	15,000,000	14,912,049
US Treasury Bills 0% 10/6/2026	3.70 to 3.73	65,300,000	65,067,095
US Treasury Bills 0% 10/8/2026	3.67 to 3.71	25,354,000	25,259,202
US Treasury Bills 0% 11/10/2026	3.84	13,000,000	12,904,197
US Treasury Bills 0% 11/12/2026	3.69 to 3.79	42,500,000	42,186,200
US Treasury Bills 0% 11/17/2026	3.79	20,800,000	20,633,382
US Treasury Bills 0% 11/19/2026	3.75	28,000,000	27,771,734
US Treasury Bills 0% 11/24/2026	3.89 to 3.92	17,000,000	16,847,307
US Treasury Bills 0% 11/27/2026	3.70 to 3.72	28,000,000	27,753,113
US Treasury Bills 0% 11/3/2026	3.84	20,000,000	19,867,175
US Treasury Bills 0% 11/5/2026	3.75 to 3.77	5,000,000	4,966,363
US Treasury Bills 0% 12/1/2026	3.93	14,000,000	13,862,868
US Treasury Bills 0% 12/10/2026	3.76	45,000,000	44,538,790
US Treasury Bills 0% 12/15/2026	3.78 to 3.80	33,000,000	32,638,873
US Treasury Bills 0% 12/17/2026	3.75	80,000,000	79,124,682
US Treasury Bills 0% 12/22/2026	3.80	20,800,000	20,557,333
US Treasury Bills 0% 12/24/2026	3.81 to 3.92	45,000,000	44,454,146
US Treasury Bills 0% 12/29/2026	3.80	28,000,000	27,652,917
US Treasury Bills 0% 12/3/2026	3.73	22,000,000	21,791,742
US Treasury Bills 0% 12/31/2026	3.81	2,000,000	1,974,724
US Treasury Bills 0% 12/8/2026	3.76	2,000,000	1,979,796
US Treasury Bills 0% 2/18/2027	3.85	28,000,000	27,500,200
US Treasury Bills 0% 3/18/2027	3.68	1,000,000	980,475
US Treasury Bills 0% 4/15/2027	3.71	2,000,000	1,955,051
US Treasury Bills 0% 9/1/2026	3.69	3,000,000	3,000,000
US Treasury Bills 0% 9/17/2026	3.69	2,000,000	1,996,782
US Treasury Bills 0% 9/22/2026	3.82	21,000,000	20,953,511
US Treasury Bills 0% 9/24/2026	3.70 to 3.71	38,600,000	38,510,356
US Treasury Bills 0% 9/29/2026	3.66 to 3.73	19,000,000	18,945,847
US Treasury Bills 0% 9/3/2026	3.67	14,000,000	13,997,161
US Treasury Notes 0.5% 8/31/2027	4.11	1,000,000	965,084
US Treasury Notes 0.875% 9/30/2026	3.85	1,000,000	997,705
US Treasury Notes 1.125% 2/28/2027	3.74	1,000,000	987,420
US Treasury Notes 1.25% 12/31/2026	3.75	2,000,000	1,983,871
US Treasury Notes 1.5% 1/31/2027	3.77	1,000,000	990,786
US Treasury Notes 1.625% 11/30/2026	3.75	1,000,000	994,880
US Treasury Notes 1.625% 9/30/2026	3.77 to 3.82	2,000,000	1,996,616
US Treasury Notes 1.875% 2/28/2027	3.74 to 3.78	11,000,000	10,900,845
US Treasury Notes 2.75% 4/30/2027	3.79	1,000,000	993,344
US Treasury Notes 3 month U.S. Treasury Bill INDX + 0.099%, 3.8496% 1/31/2028 (d)(e)	3.85	20,000,000	19,997,952
US Treasury Notes 3 month U.S. Treasury Bill INDX + 0.103%, 3.8536% 4/30/2028 (d)(e)	3.85	29,600,000	29,607,232
US Treasury Notes 3 month U.S. Treasury Bill INDX + 0.19%, 3.9406% 10/31/2027 (d)(e)	3.94	1,000,000	1,000,986
US Treasury Notes 3.25% 6/30/2027	3.94	7,000,000	6,961,301
US Treasury Notes 3.375% 9/15/2027	4.07 to 4.11	14,000,000	13,899,413
US Treasury Notes 3.5% 9/30/2026	3.76 to 3.83	2,000,000	1,999,541
US Treasury Notes 3.75% 4/30/2027	3.79 to 3.86	22,000,000	21,994,299
US Treasury Notes 3.75% 6/30/2027	3.96 to 4.01	6,000,000	5,988,797
US Treasury Notes 3.875% 3/31/2027	3.75	2,000,000	2,001,419
US Treasury Notes 3.875% 5/31/2027	3.89	1,000,000	999,864
US Treasury Notes 4.125% 1/31/2027	3.73 to 3.78	3,000,000	3,004,468
US Treasury Notes 4.125% 10/31/2026	3.83	3,000,000	3,001,436
US Treasury Notes 4.125% 2/28/2027	3.74 to 3.84	14,000,000	14,022,987
US Treasury Notes 4.25% 12/31/2026	3.76	1,000,000	1,001,587
US Treasury Notes 4.625% 6/15/2027	3.86 to 3.91	11,000,000	11,062,303
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,132,696,801)			1,132,696,801

TOTAL INVESTMENT IN SECURITIES - 98.6% (Cost $2,873,416,928)	2,873,416,928
NET OTHER ASSETS (LIABILITIES) - 1.4%	41,079,161
NET ASSETS - 100.0%	2,914,496,089

* Repurchase Agreements
Counterparty	Lending Rate (%)	Settlement Date	Maturity Date	Repurchase Agreement Value ($)	Repurchase Agreement Proceeds ($)	Collateralized By	Collateral Coupon (%)	Collateral Maturity Date	Collateral Value Received ($)
ABN AMRO Bank NV	3.68	8/2026	9/2026	4,000,000	4,000,409	Agency Mortgage-Backed Securities	2.50 - 5.50	10/2028 - 10/2055	4,001,812
						U.S. Treasuries (including strips)	3.63 - 4.13	8/2027 - 2/2053	78,758
									4,080,570
BMO Chicago Branch	3.69	8/2026	9/2026	1,000,000	1,003,895	Agency Mortgage-Backed Securities	3.00	10/2051	1,022,196
BMO Chicago Branch	3.69	8/2026	9/2026	2,000,000	2,005,945	Agency Mortgage-Backed Securities	3.00	10/2051	2,044,391
BNP Paribas, SA	3.67	8/2026	9/2026	4,000,000	4,012,641	U.S. Treasuries (including strips)	2.00 - 5.00	10/2027 - 8/2046	4,084,664
BNP Paribas, SA	3.65	8/2026	9/2026	4,000,000	4,011,356	U.S. Treasuries (including strips)	0.38 - 5.00	7/2027 - 5/2053	4,085,013
Bank of Montreal	3.68	8/2026	9/2026	2,000,000	2,002,862	Agency Mortgage-Backed Securities	2.50	1/2030	2,040,209
Bank of Montreal	3.68	8/2026	9/2026	2,000,000	2,001,431	Agency Mortgage-Backed Securities	2.50	1/2030	2,040,834
Bank of Montreal	3.67	8/2026	9/2026	2,000,000	2,001,427	Agency Mortgage-Backed Securities	2.50	1/2030	2,041,040
Bank of Montreal	3.68	8/2026	9/2026	2,000,000	2,001,431	Agency Mortgage-Backed Securities	2.50	1/2030	2,041,251
Bank of Montreal	3.68	8/2026	9/2026	2,000,000	2,001,431	Agency Mortgage-Backed Securities	2.50	1/2030	2,041,460
Barclays Bank PLC	3.68	8/2026	9/2026	1,000,000	1,000,102	Agency Collateralized Mortgage Obligation	3.00	8/2051	1,030,105
BofA Securities, Inc.	3.66(f)	6/2026	9/2026	1,000,000	1,009,354	U.S. Treasuries (including strips)	1.38 - 4.13	6/2029 - 11/2040	1,029,278
Canadian Imperial Bank of Commerce	3.75	7/2026	9/2026	1,000,000	1,005,104	Agency Mortgage-Backed Securities	2.44 - 6.50	3/2028 - 1/2055	9,862
						U.S. Treasuries (including strips)	0.00 - 4.13	11/2026 - 2/2036	584
						Agency Collateralized Mortgage Obligation	4.24 - 6.17	1/2054 - 8/2074	1,042,896
									1,053,342
Canadian Imperial Bank of Commerce	3.67	8/2026	9/2026	3,000,000	3,004,282	U.S. Treasuries (including strips)	0.50 - 5.00	10/2026 - 5/2056	3,062,405
Citigroup Global Capital Markets Inc	3.71(f)	8/2026	10/2026	10,000,000	10,063,895	U.S. Treasuries (including strips)	0.00 - 5.25	7/2027 - 2/2029	10,206,300
Citigroup Global Capital Markets Inc	3.70(f)	8/2026	10/2026	6,000,000	6,038,234	U.S. Treasuries (including strips)	0.00	10/2026	6,123,791
Citigroup Global Capital Markets Inc	3.71(f)	8/2026	10/2026	6,000,000	6,038,336	U.S. Treasuries (including strips)	0.00	10/2026	6,127,637
Citigroup Global Capital Markets Inc	3.71(f)	8/2026	10/2026	6,000,000	6,038,336	U.S. Treasuries (including strips)	0.00	7/2027	6,136,978
Credit AG	3.66	8/2026	9/2026	2,000,000	2,006,303	U.S. Treasuries (including strips)	0.75 - 4.75	9/2026 - 8/2055	2,048,773
Credit AG	3.66	8/2026	9/2026	4,000,000	4,012,607	U.S. Treasuries (including strips)	0.75 - 5.00	1/2027 - 11/2053	4,095,875
Fixed Income Clearing Corp - BONY	3.68	8/2026	9/2026	62,000,000	62,006,338	Agency Mortgage-Backed Securities	3.00 - 6.50	3/2043 - 11/2054	43,715,728
						U.S. Treasuries (including strips)	4.38	8/2031	19,524,309
									63,240,037
Fixed Income Clearing Corp - Barclays	3.67	8/2026	9/2026	10,000,000	10,007,136	U.S. Treasuries (including strips)	1.75 - 4.75	12/2027 - 5/2055	10,201,079
Fixed Income Clearing Corp - Barclays	3.66	8/2026	9/2026	10,000,000	10,007,117	U.S. Treasuries (including strips)	3.50 - 4.75	3/2027 - 5/2055	10,201,109
Fixed Income Clearing Corp - Barclays	3.65	8/2026	9/2026	10,000,000	10,007,097	U.S. Treasuries (including strips)	0.00 - 4.75	11/2026 - 11/2055	10,201,101
Fixed Income Clearing Corp - Barclays	3.68	8/2026	9/2026	33,000,000	33,003,373	U.S. Treasuries (including strips)	3.00 - 4.75	3/2028 - 5/2055	33,663,463
Fixed Income Clearing Corp - Barclays	3.67	8/2026	9/2026	4,000,000	4,002,854	U.S. Treasuries (including strips)	1.75 - 4.50	2/2028 - 8/2041	4,080,441
Fixed Income Clearing Corp - CIBC	3.68	8/2026	9/2026	35,000,000	35,003,578	U.S. Treasuries (including strips)	4.50	5/2029	35,693,189
Fixed Income Clearing Corp - Credit Agricole	3.68	8/2026	9/2026	10,000,000	10,001,022	U.S. Treasuries (including strips)	0.00 - 2.25	2/2027 - 1/2028	10,201,066
Fixed Income Clearing Corp - Credit Agricole	3.67	8/2026	9/2026	15,000,000	15,001,529	U.S. Treasuries (including strips)	1.50 - 3.25	6/2029 - 2/2030	15,301,608
Fixed Income Clearing Corp - Credit Agricole	3.67	8/2026	9/2026	22,000,000	22,002,243	U.S. Treasuries (including strips)	1.63	5/2031	22,555,410
Fixed Income Clearing Corp - Goldman	3.67	8/2026	9/2026	41,000,000	41,004,180	U.S. Treasuries (including strips)	0.00 - 6.63	9/2026 - 5/2056	41,824,301
Fixed Income Clearing Corp - ING	3.73	7/2026	9/2026	6,000,000	6,030,462	Agency Mortgage-Backed Securities	4.50 - 6.50	6/2040 - 8/2056	6,120,635
Fixed Income Clearing Corp - JP Morgan	3.68	8/2026	9/2026	9,000,000	9,000,920	U.S. Treasuries (including strips)	1.25	5/2028	9,180,991
Fixed Income Clearing Corp - JP Morgan	3.67	8/2026	9/2026	26,649,000	26,651,717	U.S. Treasuries (including strips)	3.88	9/2029	27,184,842
Fixed Income Clearing Corp - Morgan Stanley	3.68	8/2026	9/2026	1,000,000	1,000,102	Agency Mortgage-Backed Securities	6.50	3/2055	1,020,106
Fixed Income Clearing Corp - Morgan Stanley	3.68	8/2026	9/2026	1,000,000	1,000,102	U.S. Treasuries (including strips)	4.63 - 5.38	2/2031 - 2/2035	822
						Agency Debentures and Agency Strips	4.50 - 5.45	3/2033 - 9/2038	1,019,320
									1,020,142
Fixed Income Clearing Corp - Morgan Stanley	3.68	8/2026	9/2026	32,000,000	32,003,271	Agency Mortgage-Backed Securities	4.00 - 5.50	1/2056 - 8/2056	32,644,241
Fixed Income Clearing Corp - Morgan Stanley	3.68	8/2026	9/2026	38,000,000	38,003,884	Agency Mortgage-Backed Securities	5.50	11/2054 - 8/2056	38,763,964
Fixed Income Clearing Corp - Morgan Stanley	3.68	8/2026	9/2026	21,000,000	21,002,147	Agency Mortgage-Backed Securities	4.00 - 7.00	3/2033 - 5/2066	21,422,191
Fixed Income Clearing Corp - Morgan Stanley	3.68	8/2026	9/2026	32,000,000	32,003,271	Agency Mortgage-Backed Securities	1.50 - 6.50	1/2030 - 7/2056	32,643,338
Fixed Income Clearing Corp - Natixis	3.67	8/2026	9/2026	13,000,000	13,001,325	U.S. Treasuries (including strips)	1.88	2/2032	13,262,368
Fixed Income Clearing Corp - Natwest	3.68	8/2026	9/2026	1,000,000	1,000,102	U.S. Treasuries (including strips)	4.38	7/2031	1,020,127
Fixed Income Clearing Corp - State Street Bank	3.68	8/2026	9/2026	13,000,000	13,001,329	Agency Mortgage-Backed Securities	3.00 - 6.50	12/2027 - 7/2056	13,465,357
Fixed Income Clearing Corp - State Street Bank	3.67	8/2026	9/2026	39,000,000	39,003,976	U.S. Treasuries (including strips)	4.25	2/2029	39,778,539
Fixed Income Clearing Corp - Wells Fargo Bank	3.69	8/2026	9/2026	5,000,000	5,009,225	U.S. Treasuries (including strips)	4.00	3/2030	5,100,542
Fixed Income Clearing Corp - Wells Fargo Bank	3.70	8/2026	9/2026	1,000,000	1,004,111	U.S. Treasuries (including strips)	4.00	3/2030	1,020,108
Fixed Income Clearing Corp - Wells Fargo Bank	3.67	8/2026	9/2026	1,000,000	1,001,121	U.S. Treasuries (including strips)	4.00	3/2030	1,020,108
Fixed Income Clearing Corp - Wells Fargo Bank	3.67	8/2026	9/2026	4,000,000	4,008,563	U.S. Treasuries (including strips)	4.00	3/2030	4,080,434
Fixed Income Clearing Corp - Wells Fargo Bank	3.69	8/2026	9/2026	5,000,000	5,004,613	U.S. Treasuries (including strips)	4.00	3/2030	5,100,542
Fixed Income Clearing Corp - Wells Fargo Bank	3.69	8/2026	9/2026	1,000,000	1,000,820	U.S. Treasuries (including strips)	4.00	3/2030	1,020,108
Fixed Income Clearing Corp - Wells Fargo Bank	3.66	8/2026	9/2026	4,000,000	4,002,847	U.S. Treasuries (including strips)	4.00	3/2030	4,080,434
Fixed Income Clearing Corp - Wells Fargo Bank	3.75	7/2026	9/2026	5,000,000	5,032,291	U.S. Treasuries (including strips)	4.00	3/2030	5,100,542
JP Morgan Securities, LLC	3.77(f)	8/2026	12/2026	4,000,000	4,051,523	Agency Collateralized Mortgage Obligation	3.50	6/2048	4,128,169
JP Morgan Securities, LLC	3.67(f)	8/2026	9/2026	19,000,000	19,058,108	U.S. Treasuries (including strips)	4.00	2/2030 - 6/2032	19,407,604
JP Morgan Securities, LLC	3.67(f)	8/2026	9/2026	29,000,000	29,094,604	U.S. Treasuries (including strips)	3.88 - 4.25	6/2028 - 11/2034	29,634,144
JP Morgan Securities, LLC	3.67(f)	8/2026	9/2026	29,000,000	29,088,692	U.S. Treasuries (including strips)	0.88 - 3.80	7/2028 - 11/2030	29,643,090
Lloyds Bank Corp Mrkts	3.67	8/2026	9/2026	2,000,000	2,000,816	U.S. Treasuries (including strips)	3.38 - 4.63	5/2027 - 5/2033	2,040,893
Lloyds Bank PLC	3.83	8/2026	11/2026	1,000,000	1,009,575	U.S. Treasuries (including strips)	0.50 - 4.63	11/2026 - 2/2046	1,020,562
Lloyds Bank PLC	3.82	8/2026	11/2026	1,000,000	1,008,170	U.S. Treasuries (including strips)	1.25 - 4.75	11/2026 - 5/2055	1,028,850
Lloyds Bank PLC	3.80	7/2026	10/2026	1,000,000	1,008,761	U.S. Treasuries (including strips)	0.50 - 4.63	11/2026 - 5/2049	1,033,073
Lloyds Bank PLC	3.75	8/2026	10/2026	1,000,000	1,005,521	U.S. Treasuries (including strips)	0.50 - 4.63	11/2026 - 5/2049	1,025,432
Lloyds Bank PLC	3.75	8/2026	10/2026	1,000,000	1,005,625	U.S. Treasuries (including strips)	0.50 - 4.63	11/2026 - 2/2033	1,021,918
Lloyds Bank PLC	3.76	8/2026	10/2026	1,000,000	1,006,371	U.S. Treasuries (including strips)	1.25 - 4.75	6/2027 - 5/2055	1,022,884
Lloyds Bank PLC	3.75	8/2026	9/2026	1,000,000	1,005,313	U.S. Treasuries (including strips)	0.50 - 4.63	11/2026 - 8/2047	1,022,369
Lloyds Bank PLC	3.83	7/2026	9/2026	1,000,000	1,006,383	U.S. Treasuries (including strips)	0.50 - 4.63	11/2026 - 2/2046	1,023,907
Lloyds Bank PLC	3.82	7/2026	9/2026	1,000,000	1,006,579	U.S. Treasuries (including strips)	0.50 - 4.63	11/2026 - 8/2047	1,024,330
Lloyds Bank PLC	3.77	6/2026	9/2026	1,000,000	1,009,203	U.S. Treasuries (including strips)	1.25 - 4.63	11/2026 - 8/2047	1,027,303
Lloyds Bank PLC	3.77	6/2026	9/2026	2,000,000	2,018,198	U.S. Treasuries (including strips)	0.50 - 4.63	4/2027 - 8/2047	2,054,373
Lloyds Bank PLC	3.76	7/2026	9/2026	1,000,000	1,006,475	U.S. Treasuries (including strips)	0.50 - 4.75	4/2027 - 5/2055	1,033,907
Lloyds Bank PLC	3.74	7/2026	9/2026	2,000,000	2,013,506	U.S. Treasuries (including strips)	0.50 - 4.75	11/2026 - 5/2055	2,050,407
Lloyds Bank PLC	3.70	5/2026	9/2026	1,000,000	1,009,970	U.S. Treasuries (including strips)	0.50 - 4.63	11/2026 - 8/2047	1,030,025
MUFG Securities EMEA PLC	3.69	8/2026	9/2026	2,000,000	2,006,560	U.S. Treasuries (including strips)	1.25 - 4.38	11/2027 - 11/2045	2,040,307
MUFG Securities EMEA PLC	3.75	7/2026	9/2026	4,000,000	4,017,917	U.S. Treasuries (including strips)	1.25 - 4.63	11/2027 - 11/2045	4,093,539
MUFG Securities EMEA PLC	3.68	8/2026	9/2026	4,000,000	4,000,409	U.S. Treasuries (including strips)	4.25	8/2029	4,079,624
Mizuho Bank, Ltd.	3.68	8/2026	9/2026	2,000,000	2,000,204	U.S. Treasuries (including strips)	1.63	5/2031	2,040,923
Morgan Stanley & Co LLC	3.68	8/2026	9/2026	6,000,000	6,000,613	Agency Mortgage-Backed Securities	2.50 - 6.50	7/2030 - 7/2065	6,120,101
						U.S. Treasuries (including strips)	2.88 - 3.13	11/2046 - 8/2048	572
									6,120,673
NatWest Market Securities Inc	3.66	8/2026	9/2026	1,000,000	1,000,712	U.S. Treasuries (including strips)	4.38	7/2031	1,020,527
Norinchukin Bank	3.67	8/2026	9/2026	1,000,000	1,000,714	U.S. Treasuries (including strips)	4.38	5/2041	1,020,446
Norinchukin Bank	3.66	8/2026	9/2026	1,000,000	1,000,712	U.S. Treasuries (including strips)	4.13 - 4.38	5/2032 - 5/2041	1,020,692
RBC Dominion Securities	3.69	7/2026	9/2026	11,000,000	11,055,248	Agency Mortgage-Backed Securities	2.50 - 7.00	5/2033 - 4/2056	1,319,017
						U.S. Treasuries (including strips)	0.00 - 4.75	10/2026 - 8/2055	9,941,695
									11,260,712
RBC Dominion Securities	3.68	7/2026	9/2026	6,000,000	6,030,053	U.S. Treasuries (including strips)	0.63 - 4.63	10/2026 - 2/2055	6,140,783
RBC Dominion Securities	3.66	8/2026	9/2026	11,000,000	11,031,313	Agency Mortgage-Backed Securities	3.50 - 6.00	5/2052 - 8/2056	9,971,771
						U.S. Treasuries (including strips)	0.00 - 4.50	10/2027 - 11/2054	1,267,066
									11,238,837
RBC Financial Group	3.71	8/2026	10/2026	2,000,000	2,008,657	U.S. Treasuries (including strips)	3.80 - 4.00	1/2028 - 7/2028	2,040,892
RBC Financial Group	3.69	4/2026	10/2026	5,000,000	5,078,925	Agency Mortgage-Backed Securities	2.00 - 6.50	7/2037 - 6/2056	5,164,821
RBC Financial Group	3.69	8/2026	9/2026	4,000,000	4,012,710	U.S. Treasuries (including strips)	2.88 - 4.50	1/2027 - 11/2054	4,082,980
RBC Financial Group	3.68	8/2026	9/2026	3,000,000	3,012,880	U.S. Treasuries (including strips)	3.75 - 4.13	4/2027 - 10/2029	3,065,714
RBC Financial Group	3.68	7/2026	9/2026	9,000,000	9,045,080	Agency Mortgage-Backed Securities	3.50 - 6.50	9/2033 - 5/2056	4,653,789
						U.S. Treasuries (including strips)	0.00 - 3.85	7/2027 - 8/2055	4,601,654
									9,255,443
RBC Financial Group	3.68	7/2026	9/2026	2,000,000	2,009,813	Agency Mortgage-Backed Securities	2.00	12/2041	1,574,300
						U.S. Treasuries (including strips)	0.00 - 4.63	11/2027 - 11/2055	472,390
									2,046,690
RBC Financial Group	3.68	8/2026	9/2026	10,000,000	10,039,867	U.S. Treasuries (including strips)	2.25 - 3.96	10/2026 - 8/2028	10,230,292
RBC Financial Group	3.68	8/2026	9/2026	6,000,000	6,022,693	U.S. Treasuries (including strips)	0.50 - 4.63	10/2026 - 5/2034	6,137,583
Royal Bank of Canada	3.66	8/2026	9/2026	4,000,000	4,002,847	U.S. Treasuries (including strips)	1.25 - 3.75	3/2028 - 11/2042	4,082,934
Societe Generale	3.67	8/2026	9/2026	2,000,000	2,000,816	U.S. Treasuries (including strips)	5.00	5/2046	2,040,231
Societe Generale	3.66	8/2026	9/2026	2,000,000	2,001,423	U.S. Treasuries (including strips)	1.25	11/2026	2,040,881
TD Securities (U.S.A.)	3.68	8/2026	9/2026	1,000,000	1,000,102	Agency Mortgage-Backed Securities	5.50	7/2056	1,020,105
Wells Fargo Bank NA	3.79	8/2026	10/2026	9,000,000	9,056,850	U.S. Treasuries (including strips)	3.75	5/2030	9,205,192
Wells Fargo Bank NA	3.72	6/2026	9/2026	4,000,000	4,037,200	U.S. Treasuries (including strips)	3.75	5/2030	4,095,223
Wells Fargo Bank NA	3.67	8/2026	9/2026	5,000,000	5,003,568	U.S. Treasuries (including strips)	3.75	5/2030	5,102,680
Wells Fargo Bank NA	3.70	6/2026	9/2026	4,000,000	4,036,589	U.S. Treasuries (including strips)	3.75	5/2030	4,095,125
Wells Fargo Securities, LLC	3.79	8/2026	10/2026	6,000,000	6,037,900	Agency Mortgage-Backed Securities	5.50	3/2056	6,136,752
Wells Fargo Securities, LLC	3.75	7/2026	9/2026	12,000,000	12,078,750	Agency Mortgage-Backed Securities	1.50 - 6.50	1/2034 - 2/2055	12,294,825
Wells Fargo Securities, LLC	3.74	7/2026	9/2026	3,000,000	3,019,324	Agency Collateralized Mortgage Obligation	5.50	4/2056	3,104,768
Wells Fargo Securities, LLC	3.72	6/2026	9/2026	4,000,000	4,038,026	Agency Mortgage-Backed Securities	4.50	6/2056	4,112,464
Wells Fargo Securities, LLC	3.72	6/2026	9/2026	15,000,000	15,142,600	Agency Collateralized Mortgage Obligation	4.99 - 5.09	12/2054 - 3/2055	15,584,106
Wells Fargo Securities, LLC	3.76	7/2026	9/2026	1,000,000	1,006,266	Agency Mortgage-Backed Securities	5.00 - 6.50	10/2054 - 8/2056	1,026,073
Wells Fargo Securities, LLC	3.68	8/2026	9/2026	3,000,000	3,001,227	Agency Mortgage-Backed Securities	6.50	10/2055	3,060,313
Wells Fargo Securities, LLC	3.66	8/2026	9/2026	1,000,000	1,000,712	Agency Mortgage-Backed Securities	6.50	10/2055	1,020,622
Total Repurchase Agreements				840,649,000	842,324,720				859,045,587

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)
Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and / or subject to caps or floors. Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. The maturity amount is based on the rate at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in these securities. For more information on valuation inputs, refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Other Information
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value ($)
$40,124,000 due 09/01/2026 at 3.68%
BNY Capital Markets LLC	8,241,000
Bank of America NA	7,599,000
BofA Securities Inc	2,534,000
Citigroup Global Capital Markets Inc	4,222,000
HSBC Securities Inc (USA)	4,863,000
JPMorgan Securities LLC	7,388,000
MUFG Securities (Canada) Ltd.	5,277,000
40,124,000
Financial Statements

Statement of Assets and Liabilities

As of August 31, 2026
Assets
Investments in securities, at value - unaffiliated issuers	$2,873,416,928
Cash	11,018,729
Receivable for fund shares sold	121,121,095
Interest receivable	5,143,872
Total assets	3,010,700,624
Liabilities
Payable for investments purchased	81,613,172
Payable for fund shares redeemed	14,578,043
Other payables and accrued expenses	13,320
Total liabilities	96,204,535
Net Assets	$2,914,496,089
Net assets consist of:
Paid in capital	2,914,444,698
Total accumulated earnings (loss)	51,391
Net Assets	$2,914,496,089

Net Asset Value and Maximum Offering
Net Asset Value, offering price and redemption price per share ($2,914,496,089/2,914,343,830 shares)	$1.00

Other Information
Unaffiliated issuers, cost	2,873,416,928
Repurchase agreements, market value	917,773,000
Statement of Operations

Year ended August 31, 2026

Investment Income
Interest	$113,134,732
Total investment income	113,134,732
Expenses
Custodian fees and expenses	62,024
Independent trustees' fees and expenses	6,300
Total expenses	68,324
Net investment income (loss)	113,066,408
Net realized gain (loss)
Investments - unaffiliated issuers	102,466
Net realized gain (loss)	102,466
Total change in net unrealized appreciation (depreciation)	-
Net gain (loss)	102,466
Net increase (decrease) in net assets resulting from operations	$113,168,874

Statement of Changes in Net Assets
	Year ended August 31, 2026	Year ended August 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$113,066,408	$106,409,621
Net realized gain (loss)	102,466	29,647
Net increase (decrease) in net assets resulting from operations	$113,168,874	$106,439,268
Distributions to shareholders
Distributions to shareholders	(113,066,724)	(106,407,891)
Total distributions	(113,066,724)	(106,407,891)
Net increase (decrease) in net assets resulting from share transactions	337,190,944	209,914,521
Total increase (decrease) in net assets	337,293,094	209,945,898
Net Assets
Beginning of period	2,577,202,995	2,367,257,097
End of period	$2,914,496,089	$2,577,202,995
Financial Highlights
Fidelity® Series Government Money Market Fund

Years ended August 31,	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.04	.05	.06	.05	.00 B
Net realized and unrealized gain (loss)	- B	- B	(.01)	(.01)	.01
Total from investment operations	.04	.05	.05	.04	.01
Distributions
Distributions from net investment income	(.04)	(.05)	(.05)	(.04)	(.01)
Total distributions	(.04)	(.05)	(.05)	(.04)	(.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	3.93%	4.67%	5.55%	4.54%	.53%
Ratios and Supplemental Data A, D, E
Ratio of expenses to average net assets before reductions	-% F	-% F	-% F	-% F	-% F
Ratio of expenses to average net assets net of fee waivers, if any	-% F	-% F	-% F	-% F	-% F
Ratio of expenses to average net assets net of all reductions, if any	-% F	-% F	-% F	-% F	-% F
Ratio of net investment income (loss) to average net assets	3.85%	4.57%	5.42%	4.59%	.31%
Net assets, end of period	$2,914,496,089	$2,577,202,995	$2,367,257,097	$5,050,650,768	$2,372,766,701

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BAmount represents less than $.005 per share.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

FAmount represents less than .005%.
Notes to Financial Statements

For the period ended August 31, 2026

  1. Organization.
Fidelity® Series Government Money Market Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts.

  2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. Security transactions are accounted for as of trade date.

The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time.

Gains and losses on securities sold are determined on the basis of identified cost.

Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

For Treasury Inflation-Protected Securities (TIPS) the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest in the Statement of Operations. If a fund has a significant exposure to TIPS such adjustments may result in negative interest and may have a significant impact on distributions.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

As of August 31, 2026, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences may result in distribution reclassifications.

In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to: capital loss carryforwards, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

	Tax Cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation) ($)
Fidelity® Series Government Money Market Fund	2,873,416,928	-	-	-

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income ($)
Fidelity® Series Government Money Market Fund	84,490

The tax character of distributions paid was as follows:

August 31, 2026
	Ordinary Income ($)	Total ($)
Fidelity® Series Government Money Market Fund	113,066,724	113,066,724

August 31, 2025
	Ordinary Income ($)	Total ($)
Fidelity® Series Government Money Market Fund	106,407,891	106,407,891

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, funds and other registered investment companies having management contracts with Fidelity Management and Research Company LLC, or its affiliates are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The collateral balance is monitored on a daily basis to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

  3. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provides the Fund with investment management related services.

The Fund does not pay a management fee for these services.

Under the management contract, the investment adviser pays all other operating expenses, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. During the period, there were no interfund trades.

  4. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended ($)	Year ended ($)
	August 31, 2026	August 31, 2025
Fidelity® Series Government Money Market Fund
Fidelity® Series Government Money Market Fund	113,066,724	106,407,891
Total	113,066,724	106,407,891

  5. Share Transactions.
Share transactions were as follows and may contain in kind transactions, automatic conversions between classes or exchanges between affiliated funds as applicable:

	Shares	Shares	Dollars	Dollars
	Year ended	Year ended	Year ended ($)	Year ended ($)
	August 31, 2026	August 31, 2025	August 31, 2026	August 31, 2025

Fidelity® Series Government Money Market Fund
Shares sold	4,022,778,998	1,197,204,625	4,022,778,998	1,197,204,625
Reinvestment of distributions	112,445,328	106,396,459	112,445,328	106,396,459
Shares redeemed	(3,798,033,381)	(1,093,686,563)	(3,798,033,382)	(1,093,686,563)
Net increase (decrease)	337,190,945	209,914,521	337,190,944	209,914,521

  6. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

  7. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Series Government Money Market Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Series Government Money Market Fund (one of the funds constituting Fidelity Salem Street Trust, referred to hereafter as the "Fund") as of August 31, 2026, the related statement of operations for the year ended August 31, 2026, the statement of changes in net assets for each of the two years in the period ended August 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2026 and the financial highlights for each of the five years in the period ended August 31, 2026 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 14, 2026

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 52.79% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $113,066,724 of distributions paid during the fiscal year ended 2026 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in the first quarter of 2027 of amounts for use in preparing 2026 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9878695.110
GVM-ANN-1026
Fidelity Flex® Funds

Fidelity Flex® U.S. Bond Index Fund

Annual Report
August 31, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.
"BLOOMBERG ®" and the Bloomberg indices listed herein (the "Indices") are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited ("BISL"), the administrator of the Indices (collectively, "Bloomberg") and have been licensed for use for certain purposes by Fidelity. Bloomberg is not affiliated with Fidelity, and Bloomberg does not approve, endorse, review, or recommend the fund. Bloomberg does not guarantee the timeliness, accuracy, or completeness of any data or information relating to the fund.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity Flex® U.S. Bond Index Fund
Schedule of Investments August 31, 2026
Showing Percentage of Net Assets
Asset-Backed Securities - 0.5%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.5%
Ally Auto Receivables Trust Series 2025-1 Class A3, 3.96% 3/15/2030	300,000	298,428
American Express Credit Account Master Trust Series 2023-4 Class A, 5.15% 9/16/2030	200,000	202,276
BMW Vehicle Lease Trust Series 2025-2 Class A3, 3.97% 9/25/2028	380,000	378,548
BMW Vehicle Owner Trust Series 2025-A Class A3, 4.56% 9/25/2029	166,992	167,208
Capital One Multi-Asset Execution Trust Series 2021-A2 Class A2, 1.39% 7/15/2030	280,000	264,224
Capital One Multi-Asset Execution Trust Series 2025-A3 Class A, 4.65% 10/15/2037	390,000	375,360
Capital One Prime Auto Receivables Trust Series 2023-1 Class A3, 4.87% 2/15/2028	10,655	10,663
Capital One Prime Auto Receivables Trust Series 2025-1 Class A3, 3.85% 7/15/2030	700,000	693,354
CarMax Auto Owner Trust Series 2023-2 Class A3, 5.05% 1/18/2028	54,260	54,313
CarMax Auto Owner Trust Series 2024-4 Class A3, 4.6% 10/15/2029	892,748	893,980
CarMax Auto Owner Trust Series 2025-1 Class A3, 4.84% 1/15/2030	220,000	220,772
Carmax Auto Owner Trust Series 2025-4 Class A3, 3.97% 12/16/2030	690,000	682,419
Carmax Auto Owner Trust Series 2026-3 Class A3, 4.6% 9/15/2031	1,000,000	998,939
Carmax Select Receivables Trust Series 2026-A Class A3, 3.99% 5/17/2032	115,000	113,530
Carmax Select Receivables Trust Series 2026-B Class A3, 4.64% 12/16/2030	150,000	149,743
Carvana Auto Receivables Trust Series 2025-P3 Class A3, 4.04% 11/11/2030	315,000	312,368
Chase Issuance Trust Series 2023-A2 Class A, 5.08% 9/15/2030	600,000	606,073
Citibank Credit Card Issuance Trust Series 2007-A3 Class A3, 6.15% 6/15/2039	1,300,000	1,385,427
Citibank Credit Card Issuance Trust Series 2018-A7 Class A7, 3.96% 10/13/2030	250,000	246,724
ESART Series 2025-5A Class A3, 4.24% 11/15/2029	420,000	419,451
Ford Credit Auto Lease Trust Series 2026-A Class A3, 4% 7/15/2029	280,000	277,886
Ford Credit Auto Owner Trust Series 2023-A Class A3, 4.65% 2/15/2028	28,118	28,133
Ford Credit Auto Owner Trust Series 2024-D Class A3, 4.61% 8/15/2029	676,697	677,894
Ford Credit Floorplan Master Owner Trust A Series 2025-2 Class A1, 4.06% 9/15/2030	410,000	405,261
Ford Credit Floorplan Master Owner Trust Series 2018-4 Class A, 4.06% 11/15/2030	821,000	808,977
GM Financial Automobile Leasing Trust Series 2025-1 Class A3, 4.66% 2/21/2028	166,961	167,171
GM Financial Consumer Automobile Receivables Trust Series 2023-2 Class A3, 4.47% 2/16/2028	38,398	38,408
Gm Financial Consumer Automobile Receivables Trust Series 2025-4 Class A3, 3.84% 2/18/2031	110,000	108,943
GMCAR Series 2026-1 Class A3, 3.84% 5/16/2031	700,000	690,875
Harot Series 2025-4 Class A3, 3.98% 6/17/2030	700,000	694,697
Honda Auto Receivables Owner Trust Series 2025-1 Class A3, 4.57% 9/21/2029	509,570	510,345
Honda Auto Receivables Owner Trust Series 2026-1 Class A3, 3.78% 9/23/2030	440,000	434,054
Hyundai Auto Receivables Trust Series 2025-D Class A3, 3.99% 9/16/2030	800,000	792,238
Hyundai Auto Receivables Trust Series 2026-A Class A3, 3.79% 2/18/2031	500,000	492,266
Hyundai Auto Receivables Trust Series 2026-B Class A3, 4.51% 2/18/2031	1,000,000	997,702
John Deere Owner Trust Series 2026-A Class A3, 3.87% 8/15/2030	300,000	295,566
MBART Series 2025-1 Class A3, 4.78% 12/17/2029	143,212	143,642
Mercedes-Benz Auto Lease Trust Series 2025-B Class A3, 3.88% 4/16/2029	660,000	655,200
Mercedes-Benz Auto Lease Trust Series 2026-A Class A3, 3.93% 1/15/2030	1,200,000	1,188,436
Nissan Auto Lease Trust Series 2025-A Class A3, 4.75% 3/15/2028	100,000	100,243
Santander Drive Auto Receivables Trust Series 2025-4 Class A3, 4.17% 4/15/2030	470,000	468,669
Toyota Auto Receivables Owner Trust Series 2025-A Class A3, 4.64% 8/15/2029	451,833	452,523
Toyota Auto Receivables Owner Trust Series 2025-D Class A3, 3.84% 6/17/2030	690,000	683,757
Toyota Auto Receivables Owner Trust Series 2026-A Class A3, 3.86% 9/16/2030	500,000	494,194
Toyota Auto Receivables Owner Trust Series 2026-C Class A3, 4.51% 3/17/2031	455,000	453,698
World Omni Auto Receivables Trust Series 2025-A Class A3, 4.73% 3/15/2030	142,722	143,026
World Omni Auto Receivables Trust Series 2025-D Class A3, 3.95% 3/17/2031	270,000	267,785
World Omni Auto Receivables Trust Series 2026-A Class A3, 3.86% 5/15/2031	700,000	689,893
TOTAL UNITED STATES		21,635,282
TOTAL ASSET-BACKED SECURITIES (Cost $21,797,566)		21,635,282

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Financials - 0.1%
Banks - 0.1%
Bank of America NA 6% 10/15/2036	250,000	256,280
Capital One NA 2.7% 2/6/2030	500,000	463,669
Citibank NA 4.914% 5/29/2030	1,550,000	1,551,968
Keybank National Association 5.85% 11/15/2027	710,000	719,353
Manufacturers & Traders Trust Co 4.548% 4/18/2030 (d)	750,000	740,833
Morgan Stanley Bank NA 4.788% 5/10/2030 (d)	500,000	497,532
Morgan Stanley Bank NA 4.952% 1/14/2028 (d)	730,000	731,235
Morgan Stanley Private Bank NA 4.213% 2/8/2030 (d)	500,000	491,467
PNC Bank NA 3.1% 10/25/2027	310,000	305,258
Truist Bank 4.136% 10/23/2029 (d)	500,000	492,713

TOTAL UNITED STATES		6,250,308
TOTAL BANK NOTES (Cost $6,313,101)		6,250,308

Commercial Mortgage Securities - 1.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.3%
BANK Series 2017-BNK4 Class ASB, 3.419% 5/15/2050	5,532	5,520
BANK Series 2020-BN28 Class A4, 1.844% 3/15/2063	380,000	334,787
BANK Series 2021-BN35 Class A5, 2.285% 6/15/2064	700,000	611,845
BANK Series 2022-BNK39 Class A4, 2.928% 2/15/2055	300,000	267,654
BANK Series 2022-BNK41 Class A4, 3.9151% 4/15/2065 (d)	950,000	882,916
BANK Series 2023-BNK45 Class A5, 5.203% 2/15/2056 (d)	1,440,000	1,427,356
BANK Series 2025-BNK51 Class A5, 5.29% 12/25/2067	1,290,000	1,278,464
BANK5 Series 2025-5YR18 Class A3, 5.145% 12/15/2058	560,000	558,845
BANK5 Series 2025-5YR19 Class A3, 5.27% 12/15/2058	453,000	454,137
BANK5 Series 2026-5YR20 Class A2, 4.619% 2/15/2059	770,000	753,762
BANK5 Series 2026-5YR22 Class A3, 5.713% 6/15/2059	1,200,000	1,223,297
BANK5 Series 2026-5YR23 Class A3, 5.61% 7/15/2059	900,000	913,874
BBCMS Mortgage Trust Series 2021-C10 Class A5, 2.492% 7/15/2054	417,816	372,652
BBCMS Mortgage Trust Series 2021-C11 Class A5, 2.322% 9/15/2054	450,000	392,749
BBCMS Mortgage Trust Series 2021-C12 Class A5, 2.689% 11/15/2054	300,000	263,149
BBCMS Mortgage Trust Series 2021-C9 Class A5, 2.299% 2/15/2054	550,000	487,194
BBCMS Mortgage Trust Series 2024-C26 Class A5, 5.829% 5/15/2057	1,885,000	1,931,660
BBCMS Mortgage Trust Series 2025-5C37 Class A3, 5.015% 9/15/2058	900,000	895,044
BBCMS Mortgage Trust Series 2025-5C38 Class A3, 5.1461% 11/15/2058	1,180,000	1,178,588
BBCMS Mortgage Trust Series 2025-C39 Class A5, 5.2969% 12/15/2058	890,000	882,680
BBCMS Mortgage Trust Series 2026-5C41 Class A3, 5.438% 5/15/2069	150,000	151,469
Benchmark Mortgage Trust Series 2019-B12 Class A5, 3.1156% 8/15/2052	89,000	84,287
Benchmark Mortgage Trust Series 2019-B9 Class A5, 4.0156% 3/15/2052	160,000	155,585
Benchmark Mortgage Trust Series 2020-B19 Class A5, 1.85% 9/15/2053	350,000	310,242
Benchmark Mortgage Trust Series 2021-B24 Class A5, 2.5843% 3/15/2054	450,000	399,898
Benchmark Mortgage Trust Series 2023-B39 Class A5, 5.7536% 7/15/2056	500,000	511,286
Benchmark Mortgage Trust Series 2025-B41 Class A5, 5.4072% 7/15/2068	550,000	549,182
Benchmark Mortgage Trust Series 2026-V20 Class A2, 4.697% 2/15/2059	850,000	834,090
BMO Mortgage Trust Series 2022-C1 Class A5, 3.374% 2/15/2055	300,000	272,498
BMO Mortgage Trust Series 2023-C6 Class A5, 5.9562% 9/15/2056	140,000	143,335
BMO Mortgage Trust Series 2024-C9 Class A5, 5.7592% 7/15/2057	2,245,000	2,293,604
BMO Mortgage Trust Series 2025-5C13 Class A3, 5.227% 12/15/2058	650,000	648,703
BMO Mortgage Trust Series 2026-5C15 Class A3, 5.6835% 6/15/2059	1,000,000	1,016,216
BMO Mortgage Trust Series 2026-C14 Class A5, 5.3172% 2/15/2059	1,280,000	1,265,296
Citigroup Commercial Mortgage Trust Series 2018-B2 Class A4, 4.009% 3/10/2051	250,000	246,917
Computershare Corporate Trust Series 2018-C48 Class A5, 4.302% 1/15/2052	240,000	236,161
CSAIL Commercial Mortgage Trust Series 2019-C17 Class A4, 2.7628% 9/15/2052	188,725	176,469
CSAIL Commercial Mortgage Trust Series 2019-C17 Class A5, 3.0161% 9/15/2052	200,000	186,765
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K064 Class A2, 3.224% 3/25/2027	235,328	233,979
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K068 Class A2, 3.244% 8/25/2027	570,000	563,142
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-1510 Class A2, 3.718% 1/25/2031	165,000	157,852
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K094 Class A2, 2.903% 6/25/2029	430,000	410,186
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K104 Class A2, 2.253% 1/25/2030	760,000	703,958
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K116 Class A2, 1.378% 7/25/2030	640,000	565,317
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K117 Class A2, 1.406% 8/25/2030	710,000	626,049
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K118 Class A2, 1.493% 9/25/2030	430,000	379,579
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K121 Class A2, 1.547% 10/25/2030	70,000	61,653
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K123 Class A2, 1.621% 12/25/2030	540,000	476,633
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K125 Class A2, 1.846% 1/25/2031	450,000	398,935
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K126 Class A2, 2.074% 1/25/2031	180,000	161,294
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K128 Class A2, 2.02% 3/25/2031	540,000	481,777
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K129 Class A2, 1.914% 5/25/2031	540,000	477,820
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K130 Class A2, 1.723% 6/25/2031	650,000	567,633
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K136 Class A2, 2.127% 11/25/2031	1,090,000	957,358
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K140 Class A2, 2.25% 1/25/2032	1,900,000	1,670,107
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K145 Class A2, 2.58% 5/25/2032	2,500,000	2,221,020
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-154 Class A2, 4.35% 1/25/2033	500,000	484,925
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-156 Class A2, 4.43% 2/25/2033	1,400,000	1,364,142
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-157 Class A2, 4.2% 5/25/2033	600,000	575,815
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-K751 Class A2, 4.412% 3/25/2030	500,000	494,840
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-163 Class A2, 5% 3/25/2034 (d)	950,000	951,922
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-165 Class A2, 4.489% 9/25/2034	1,110,000	1,076,202
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-175 Class A2, 4.42% 10/25/2035	660,000	631,662
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K546 Class A2, 4.361% 5/25/2030 (d)	850,000	838,339
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K547 Class A2, 4.421% 5/25/2030	840,000	830,519
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K549 Class A2, 4.34% 9/25/2030 (d)	120,000	118,032
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K550 Class A2, 4.163% 10/25/2030 (d)	500,000	488,206
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K761 Class A2, 4.4% 6/25/2032	1,800,000	1,759,307
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-177 Class A2, 4.3% 1/25/2036 (d)	600,000	568,311
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-180 Class A2, 4.35% 4/25/2036 (d)	660,000	625,805
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K553 Class A2, 4.07% 12/25/2030	800,000	778,146
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K764 Class A2, 4.12% 12/25/2032	850,000	815,210
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K765 Class A2, 4.17% 2/25/2033	1,300,000	1,247,884
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K766 Class A2, 4.18% 4/25/2033 (d)	1,500,000	1,439,050
GS Mortgage Securities Trust Series 2020-GC45 Class A5, 2.9106% 2/13/2053	300,000	279,743
JPMBB Commercial Mortgage Securities Trust Series 2014-C24 Class A5, 3.6385% 11/15/2047	22,650	22,053
JPMDB Commercial Mortgage Securities Trust Series 2020-COR7 Class A5, 2.1798% 5/13/2053	500,000	431,916
Morgan Stanley Capital I Trust Series 2020-L4 Class A3, 2.698% 2/15/2053	150,000	138,019
Morgan Stanley Capital I Trust Series 2021-L6 Class A4, 2.444% 6/15/2054 (d)	275,000	242,607
Msbam Series 2025-5C2 Class A3, 5.107% 11/15/2058	864,000	859,823
MSWF Commercial Mortgage Trust Series 2023-2 Class A5, 6.014% 12/15/2056	180,000	186,797
UBS Commercial Mortgage Trust Series 2019-C16 Class A4, 3.6048% 4/15/2052	350,000	334,583
Wells Fargo Commercial Mortgage Trust Series 2019-C52 Class A5, 2.892% 8/15/2052	200,000	187,835
Wells Fargo Commercial Mortgage Trust Series 2019-C54 Class A4, 3.146% 12/15/2052	500,000	470,761
Wells Fargo Commercial Mortgage Trust Series 2020-C55 Class A5, 2.725% 2/15/2053	135,000	124,973
TOTAL UNITED STATES		54,079,895
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $56,554,855)		54,079,895

Foreign Government and Government Agency Obligations - 1.2%
	Principal Amount (a)	Value ($)
CANADA - 0.2%
Export Development Canada 4.125% 2/13/2029	880,000	873,808
Province of Alberta 1.3% 7/22/2030	360,000	318,642
Province of Alberta 3.3% 3/15/2028	225,000	221,385
Province of Alberta 4.5% 1/24/2034	120,000	117,555
Province of British Columbia 4.2% 7/6/2033	360,000	346,810
Province of British Columbia 4.8% 6/11/2035	800,000	790,026
Province of British Columbia 4.9% 4/24/2029	500,000	506,021
Province of Manitoba 4.9% 5/31/2034	190,000	189,669
Province of Ontario 1.125% 10/7/2030	1,111,000	970,383
Province of Ontario 4.45% 11/20/2035	1,000,000	962,274
Province of Ontario 4.7% 1/15/2030	250,000	251,249
Province of Quebec 1.9% 4/21/2031	600,000	532,320
Province of Quebec 2.75% 4/12/2027	320,000	317,207
Province of Quebec 3.625% 4/13/2028	510,000	503,667
Province of Quebec 4.25% 9/5/2034	130,000	124,555
Province of Quebec 4.625% 8/28/2035	450,000	439,157
TOTAL CANADA		7,464,728
CHILE - 0.1%
Chilean Republic 2.55% 7/27/2033	1,330,000	1,123,850
Chilean Republic 3.24% 2/6/2028	200,000	195,700
Chilean Republic 3.625% 10/30/2042	394,000	303,577
Chilean Republic 4.95% 1/5/2036	290,000	280,285
Chilean Republic 5.33% 1/5/2054	700,000	638,750
Chilean Republic 5.65% 1/13/2037	1,000,000	1,013,000
TOTAL CHILE		3,555,162
HUNGARY - 0.0%
Hungary Government 7.625% 3/29/2041	110,000	127,239
INDONESIA - 0.1%
Indonesia Government 1.85% 3/12/2031	460,000	400,310
Indonesia Government 2.85% 2/14/2030	200,000	186,500
Indonesia Government 3.35% 3/12/2071	270,000	157,915
Indonesia Government 3.4% 9/18/2029	360,000	348,008
Indonesia Government 3.5% 2/14/2050	400,000	267,836
Indonesia Government 3.85% 10/15/2030	750,000	719,063
Indonesia Government 4.1% 4/24/2028	240,000	238,800
Indonesia Government 4.35% 1/11/2048	250,000	194,375
Indonesia Government 4.45% 4/15/2070	150,000	110,250
Indonesia Government 4.9% 4/16/2036	1,010,000	951,925
Indonesia Government 4.95% 2/21/2036	500,000	472,500
Indonesia Government 5.25% 1/15/2030	300,000	302,250
Indonesia Government 5.6% 1/15/2035	300,000	300,375
TOTAL INDONESIA		4,650,107
ISRAEL - 0.1%
Israel Government 3.25% 1/17/2028	760,000	742,507
Israel Government 3.375% 1/15/2050	475,000	306,065
Israel Government 4.5% 1/30/2043	200,000	165,997
Israel Government 5% 1/13/2036	400,000	384,876
Israel Government 5.375% 2/19/2030	350,000	353,156
Israel Government 5.375% 3/12/2029	200,000	201,811
Israel Government 5.5% 3/12/2034	200,000	200,592
Israel Government 5.625% 2/19/2035	760,000	766,595
Israel Government 5.75% 3/12/2054	430,000	393,403
Israel Government 5.875% 1/13/2056	300,000	279,996
TOTAL ISRAEL		3,794,998
ITALY - 0.0%
Italian Republic 2.875% 10/17/2029	400,000	379,277
Italian Republic 3.875% 5/6/2051	600,000	422,870
TOTAL ITALY		802,147
JAPAN - 0.0%
Japan International Cooperation Agency 1.75% 4/28/2031	200,000	175,802
KOREA (SOUTH) - 0.0%
Korean Republic 2.75% 1/19/2027	570,000	567,093
Korean Republic 3.625% 10/29/2030	500,000	482,178
TOTAL KOREA (SOUTH)		1,049,271
MEXICO - 0.3%
United Mexican States 3.5% 2/12/2034	1,226,000	1,035,664
United Mexican States 4.5% 1/31/2050	1,920,000	1,366,080
United Mexican States 4.6% 2/10/2048	270,000	196,695
United Mexican States 4.75% 3/22/2031	1,600,000	1,555,360
United Mexican States 4.75% 4/27/2032	200,000	190,300
United Mexican States 5% 4/27/2051	1,195,000	906,408
United Mexican States 5.55% 1/21/2045	560,000	491,383
United Mexican States 5.625% 2/9/2034	460,000	446,660
United Mexican States 5.85% 7/2/2032	1,737,000	1,743,357
United Mexican States 6% 5/13/2030	400,000	411,375
United Mexican States 6.05% 1/11/2040	120,000	113,358
United Mexican States 6.125% 2/9/2038	600,000	577,800
United Mexican States 6.25% 8/27/2037	1,200,000	1,176,924
United Mexican States 6.35% 2/9/2035	430,000	434,365
United Mexican States 6.625% 1/29/2038	370,000	371,295
United Mexican States 6.75% 2/9/2056	900,000	846,000
United Mexican States 7.375% 5/13/2055	490,000	500,535
TOTAL MEXICO		12,363,559
PANAMA - 0.1%
Panamanian Republic 2.252% 9/29/2032	200,000	165,690
Panamanian Republic 3.16% 1/23/2030	800,000	748,440
Panamanian Republic 3.87% 7/23/2060	200,000	129,700
Panamanian Republic 4.5% 4/16/2050	400,000	305,575
Panamanian Republic 4.5% 5/15/2047	240,000	189,510
Panamanian Republic 5.662% 2/23/2038	600,000	584,040
Panamanian Republic 6.4% 2/14/2035	480,000	498,600
Panamanian Republic 6.7% 1/26/2036	240,000	252,444
Panamanian Republic 7.875% 3/1/2057	600,000	697,500
TOTAL PANAMA		3,571,499
PERU - 0.1%
Peruvian Republic 1.862% 12/1/2032	420,000	344,085
Peruvian Republic 2.78% 12/1/2060	810,000	426,522
Peruvian Republic 3.55% 3/10/2051	250,000	166,874
Peruvian Republic 5.375% 2/8/2035	290,000	286,158
Peruvian Republic 5.5% 3/30/2036	370,000	365,338
Peruvian Republic 6.2% 6/30/2055	370,000	366,300
Peruvian Republic 6.55% 3/14/2037	275,000	292,463
TOTAL PERU		2,247,740
PHILIPPINES - 0.1%
Philippine Republic 2.65% 12/10/2045	610,000	369,813
Philippine Republic 2.95% 5/5/2045	370,000	239,575
Philippine Republic 3% 2/1/2028	200,000	195,750
Philippine Republic 3.95% 1/20/2040	300,000	247,719
Philippine Republic 4.75% 3/5/2035	1,000,000	951,400
Philippine Republic 5% 1/27/2036	600,000	574,500
Philippine Republic 5.17% 10/13/2027	1,200,000	1,209,360
Philippine Republic 5.25% 5/14/2034	400,000	395,500
Philippine Republic 5.5% 1/17/2048	200,000	183,750
Philippine Republic 5.5% 2/4/2035	200,000	199,500
Philippine Republic 5.75% 1/27/2051	600,000	567,756
Philippine Republic 5.9% 2/4/2050	300,000	290,811
Philippine Republic 6.375% 10/23/2034	130,000	137,637
Philippine Republic 9.5% 2/2/2030	170,000	194,310
TOTAL PHILIPPINES		5,757,381
POLAND - 0.1%
Republic of Poland 4.625% 3/18/2029	560,000	561,658
Republic of Poland 4.625% 4/14/2031	370,000	366,511
Republic of Poland 4.875% 10/4/2033	260,000	254,030
Republic of Poland 4.875% 2/12/2030	400,000	402,580
Republic of Poland 5.125% 9/18/2034	300,000	295,365
Republic of Poland 5.375% 2/12/2035	400,000	397,792
Republic of Poland 5.375% 4/14/2036	250,000	246,275
Republic of Poland 5.5% 3/18/2054	400,000	357,536
Republic of Poland 5.5% 4/4/2053	260,000	232,723
Republic of Poland 5.75% 11/16/2032	200,000	206,544
Republic of Poland 6.125% 4/14/2056	290,000	278,873
TOTAL POLAND		3,599,887
URUGUAY - 0.0%
Uruguay Republic 4.125% 11/20/2045	130,000	107,835
Uruguay Republic 4.975% 4/20/2055	462,000	395,934
Uruguay Republic 5.1% 6/18/2050	100,000	88,850
Uruguay Republic 5.442% 2/14/2037	1,000,000	998,050
Uruguay Republic 7.625% 3/21/2036	130,000	149,370
TOTAL URUGUAY		1,740,039
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $54,373,460)		50,899,559

Municipal Securities - 0.2%
	Principal Amount (a)	Value ($)
California - 0.1%
Education - 0.0%
California St Univ Rev 2.719% 11/1/2052	280,000	177,394
General Obligations - 0.1%
Golden State Tobacco Securitization Corp. Tobacco Settlement (State of California Proj.) Series 2021 B, 2.746% 6/1/2034	112,000	97,032
Golden State Tobacco Securitization Corp. Tobacco Settlement (State of California Proj.) Series 2021 B, 3.293% 6/1/2042	60,000	44,513
State of California 7.5% 4/1/2034	980,000	1,095,397
State of California 7.55% 4/1/2039	360,000	414,945
State of California 7.6% 11/1/2040	350,000	406,932
State of California Gen. Oblig. 3.5% 4/1/2028	175,000	172,685
TOTAL GENERAL OBLIGATIONS		2,231,504
Health Care - 0.0%
Univ CA Regts Med Ctr Pooled Rev (Univ CA Regts Med Ctr Pooled Rev Proj.) Series 2020 N, 3.256% 5/15/2060	700,000	426,597
Univ CA Regts Med Ctr Pooled Rev Series 2020 N, 3.006% 5/15/2050	150,000	94,907
TOTAL HEALTH CARE		521,504
Transportation - 0.0%
Bay Area Toll Auth CA Bridge Rev 6.263% 4/1/2049	325,000	327,074
Bay Area Toll Auth CA Bridge Rev 7.043% 4/1/2050	41,163	45,059
City of Los Angeles Department of Airports Customer Facility Charge Revenue (Los Angeles CA Dept Arpts Rev Proj.) 4.242% 5/15/2048 (Assured Guaranty Inc Insured)	300,000	250,701
TOTAL TRANSPORTATION		622,834
TOTAL CALIFORNIA		3,553,236
Florida - 0.0%
Special Tax - 0.0%
State of Florida Series 2024A, 5.526% 7/1/2034	300,000	306,685
Hawaii - 0.0%
General Obligations - 0.0%
Hawaii St Gen. Oblig. 4.212% 4/1/2031	500,000	492,257
Idaho - 0.0%
Electric Utilities - 0.0%
Idaho Energy Res Auth Transmission Facs Rev (Bonneville Power Administration Proj.) Series 2021, 2.861% 9/1/2046	75,000	50,447
Illinois - 0.0%
General Obligations - 0.0%
Chicago IL Gen. Oblig. Series 2026A, 5.879% 1/1/2031	230,000	230,866
Illinois St 7.35% 7/1/2035	64,286	68,289
Illinois St Gen. Oblig. 5.1% 6/1/2033	598,039	597,548
TOTAL GENERAL OBLIGATIONS		896,703
Transportation - 0.0%
Chicago IL O'Hare Intl Arpt Rev 6.395% 1/1/2040	300,000	316,900
TOTAL ILLINOIS		1,213,603
Kansas - 0.0%
General Obligations - 0.0%
Kansas St Dev Fin Auth Rev (Kansas St Proj.) Series 2015 H, 4.927% 4/15/2045	140,000	130,632
Massachusetts - 0.0%
General Obligations - 0.0%
Massachusetts St 5.456% 12/1/2039	145,000	144,022
Michigan - 0.0%
Education - 0.0%
University MI Univ Revs 4.454% 4/1/2122	180,000	135,244
General Obligations - 0.0%
Michigan St Strategic Fd Ltd Oblig Rev (State of Michigan Proj.) Series 2021 A, 3.225% 9/1/2047	100,000	73,997
TOTAL MICHIGAN		209,241
Minnesota - 0.0%
Education - 0.0%
University MN Series 2022, 4.048% 4/1/2052	210,000	161,290
New Jersey - 0.0%
Transportation - 0.0%
New Jersey Turnpike Authority 7.102% 1/1/2041	140,000	155,813
New Jersey Turnpike Authority 7.414% 1/1/2040	320,000	365,092
TOTAL NEW JERSEY		520,905
New Jersey,New York - 0.0%
Transportation - 0.0%
Port Auth NY & NJ 4.96% 8/1/2046	70,000	63,522
Port Auth NY & NJ Series 225, 3.175% 7/15/2060	300,000	185,352
TOTAL NEW JERSEY,NEW YORK		248,874
New York - 0.1%
General Obligations - 0.1%
City of New York NY 6.271% 12/1/2037	280,000	290,172
City of New York NY Gen. Oblig. Series FISCAL 2026 SUB H 1, 5.65% 2/1/2046	495,000	478,048
City of New York NY Gen. Oblig. Series FISCAL 2026 SUB H 1, 5.796% 2/1/2052	380,000	369,614
TOTAL GENERAL OBLIGATIONS		1,137,834
Special Tax - 0.0%
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) 2.202% 3/15/2034	300,000	250,958
Transportation - 0.0%
Metropolitan Transn Auth NY Rv Series 2010E, 6.814% 11/15/2040	70,000	74,819
Water & Sewer - 0.0%
New York NY Cty Muni Wtr Fin Auth 6.011% 6/15/2042	280,000	281,430
TOTAL NEW YORK		1,745,041
North Carolina - 0.0%
Health Care - 0.0%
Atrium Health (Atrium Health Proj.) 3.204% 1/15/2051	150,000	97,769
Ohio - 0.0%
Electric Utilities - 0.0%
American Mun Pwr Rev 7.834% 2/15/2041	170,000	198,809
Texas - 0.0%
Electric Utilities - 0.0%
San Antonio TX Elec & Gas Rev 4.427% 2/1/2042	300,000	280,892
San Antonio TX Elec & Gas Rev Series 2025A, 5.469% 2/1/2045	70,000	68,495
TOTAL ELECTRIC UTILITIES		349,387
General Obligations - 0.0%
Texas State 4.681% 4/1/2040	300,000	282,683
Texas State Gen. Oblig. Series 2015 C, 3.738% 10/1/2031	190,000	182,140
TOTAL GENERAL OBLIGATIONS		464,823
Special Tax - 0.0%
Dallas TX Rapid Transit Sales Tax Rev Series 2021 A, 2.613% 12/1/2048	300,000	197,563
Transportation - 0.0%
Dallas Fort Worth International Airport 4.507% 11/1/2051	100,000	83,238
Dallas Fort Worth International Airport Series 2019A, 3.144% 11/1/2045	20,000	14,807
Dallas Fort Worth International Airport Series 2021 C, 2.843% 11/1/2046	250,000	174,905
TOTAL TRANSPORTATION		272,950
TOTAL TEXAS		1,284,723
Virginia - 0.0%
Education - 0.0%
University VA Univ Revs (University VA Univ Revs Proj.) 2.584% 11/1/2051	210,000	124,731
TOTAL MUNICIPAL SECURITIES (Cost $12,055,707)		10,482,265

Non-Convertible Corporate Bonds - 26.8%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.2%
Financials - 0.1%
Banks - 0.1%
Australia & New Zealand Banking Group Ltd/New York NY 4.75% 1/18/2027	340,000	340,577
National Australia Bank Ltd/New York 3.85% 12/13/2028	350,000	344,170
National Australia Bank Ltd/New York 4.148% 1/13/2031	300,000	293,659
National Australia Bank Ltd/New York 4.9% 6/13/2028	300,000	301,762
National Australia Bank Ltd/New York 4.944% 1/12/2028	250,000	251,560
Westpac Banking Corp 1.953% 11/20/2028	170,000	160,669
Westpac Banking Corp 2.15% 6/3/2031	1,100,000	975,142
Westpac Banking Corp 3.02% 11/18/2036 (d)	180,000	158,879
Westpac Banking Corp 3.133% 11/18/2041	100,000	71,214
Westpac Banking Corp 3.35% 3/8/2027	670,000	666,868
Westpac Banking Corp 4.043% 8/26/2027	230,000	229,307
Westpac Banking Corp 4.11% 7/24/2034 (d)	500,000	484,985
Westpac Banking Corp 4.322% 11/23/2031 (d)	270,000	269,786
Westpac Banking Corp 4.354% 7/1/2030	807,000	797,430
Westpac Banking Corp 5.405% 8/10/2033 (d)	100,000	99,473
Westpac Banking Corp 5.618% 11/20/2035 (d)	100,000	98,687
Westpac Banking Corp 6.82% 11/17/2033	100,000	106,779
TOTAL FINANCIALS		5,650,947
Materials - 0.1%
Metals & Mining - 0.1%
BHP Billiton Finance USA Ltd 4.125% 2/24/2042	225,000	187,540
BHP Billiton Finance USA Ltd 4.75% 2/28/2028	400,000	401,012
BHP Billiton Finance USA Ltd 5% 2/15/2036	200,000	195,158
BHP Billiton Finance USA Ltd 5% 2/21/2030	710,000	712,453
BHP Billiton Finance USA Ltd 5% 9/30/2043	151,000	137,663
BHP Billiton Finance USA Ltd 5.25% 9/8/2033	330,000	330,689
BHP Billiton Finance USA Ltd 5.3% 2/21/2035	230,000	229,248
BHP Billiton Finance USA Ltd 5.5% 9/8/2053	50,000	47,386
BHP Billiton Finance USA Ltd 5.75% 9/5/2055	290,000	281,381
Rio Tinto Finance USA Ltd 2.75% 11/2/2051	390,000	229,570
Rio Tinto Finance USA Ltd 5.2% 11/2/2040	324,000	308,295
Rio Tinto Finance USA PLC 4.875% 3/14/2030	1,000,000	1,000,581
Rio Tinto Finance USA PLC 5% 3/9/2033	200,000	198,453
Rio Tinto Finance USA PLC 5.25% 3/14/2035	420,000	417,208
Rio Tinto Finance USA PLC 5.75% 3/14/2055	315,000	305,148
TOTAL MATERIALS		4,981,785
TOTAL AUSTRALIA		10,632,732
BELGIUM - 0.2%
Consumer Staples - 0.2%
Beverages - 0.2%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc 4.7% 2/1/2036	300,000	284,187
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc 4.9% 2/1/2046	350,000	306,437
Anheuser-Busch InBev Finance Inc 4.7% 2/1/2036	220,000	208,404
Anheuser-Busch InBev Finance Inc 4.9% 2/1/2046	100,000	87,289
Anheuser-Busch InBev Worldwide Inc 3.5% 6/1/2030	1,500,000	1,432,720
Anheuser-Busch InBev Worldwide Inc 4.35% 6/1/2040	180,000	155,831
Anheuser-Busch InBev Worldwide Inc 4.439% 10/6/2048	1,195,000	969,377
Anheuser-Busch InBev Worldwide Inc 4.6% 4/15/2048	487,000	412,001
Anheuser-Busch InBev Worldwide Inc 4.95% 1/15/2042	230,000	210,230
Anheuser-Busch InBev Worldwide Inc 5% 6/15/2034	1,000,000	988,396
Anheuser-Busch InBev Worldwide Inc 5.45% 1/23/2039	380,000	374,642
Anheuser-Busch InBev Worldwide Inc 5.55% 1/23/2049	400,000	377,339
Anheuser-Busch InBev Worldwide Inc 5.8% 1/23/2059	370,000	358,993
Anheuser-Busch InBev Worldwide Inc 5.875% 6/15/2035	180,000	187,818
Anheuser-Busch InBev Worldwide Inc 8.2% 1/15/2039	110,000	134,608

TOTAL BELGIUM		6,488,272
BRAZIL - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Vale Overseas Ltd 3.75% 7/8/2030	750,000	710,303
Vale Overseas Ltd 6.125% 6/12/2033	70,000	71,855
Vale Overseas Ltd 6.4% 6/28/2054	350,000	344,505
Vale Overseas Ltd 6.875% 11/21/2036	120,000	130,376
		1,257,039
Paper & Forest Products - 0.0%
Suzano Austria GmbH 2.5% 9/15/2028	320,000	303,520
Suzano Austria GmbH 3.125% 1/15/2032	250,000	219,575
Suzano Austria GmbH 5% 1/15/2030	400,000	391,724
Suzano Austria GmbH 6% 1/15/2029	230,000	232,724
		1,147,543
TOTAL BRAZIL		2,404,582
CANADA - 0.9%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Bell Canada 5.45% 11/15/2036	400,000	387,978
Bell Canada 5.55% 2/15/2054	240,000	217,755
TELUS Corp 4.3% 6/15/2049	100,000	77,278
		683,011
Wireless Telecommunication Services - 0.0%
Rogers Communications Inc 2.9% 11/15/2026	90,000	89,732
Rogers Communications Inc 4.55% 3/15/2052	960,000	726,699
		816,431
TOTAL COMMUNICATION SERVICES		1,499,442
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Canadian Natural Resources Ltd 3.85% 6/1/2027	152,000	151,214
Canadian Natural Resources Ltd 4.95% 6/1/2047	210,000	180,457
Canadian Natural Resources Ltd 5% 12/15/2029	400,000	400,602
Canadian Natural Resources Ltd 5.4% 12/15/2034	150,000	149,126
Canadian Natural Resources Ltd 6.25% 3/15/2038	50,000	51,787
Canadian Natural Resources Ltd 6.45% 6/30/2033	140,000	148,484
Cenovus Energy Inc 5.4% 3/20/2036	300,000	291,875
Cenovus Energy Inc 5.4% 6/15/2047	171,000	154,516
Enbridge Inc 2.5% 8/1/2033	520,000	436,271
Enbridge Inc 3.125% 11/15/2029	420,000	397,958
Enbridge Inc 3.4% 8/1/2051	190,000	123,234
Enbridge Inc 4.2% 11/20/2028	700,000	691,813
Enbridge Inc 4.5% 2/15/2031	80,000	77,974
Enbridge Inc 4.5% 6/10/2044	120,000	99,426
Enbridge Inc 5.45% 3/27/2036	400,000	394,685
Enbridge Inc 5.55% 6/20/2035	200,000	199,155
Enbridge Inc 5.625% 4/5/2034	100,000	100,987
Enbridge Inc 5.7% 3/8/2033	200,000	203,673
Enbridge Inc 5.95% 4/5/2054	230,000	221,181
Enbridge Inc 6.2% 11/15/2030	540,000	561,455
Enbridge Inc 8.5% 1/15/2084 (d)	60,000	67,670
South Bow USA Infrastructure Holdings LLC 5.026% 10/1/2029	100,000	99,512
South Bow USA Infrastructure Holdings LLC 5.584% 10/1/2034	150,000	146,988
South Bow USA Infrastructure Holdings LLC 6.176% 10/1/2054	100,000	92,765
Suncor Energy Inc 4% 11/15/2047	234,000	172,957
Suncor Energy Inc 6.8% 5/15/2038	130,000	140,081
Suncor Energy Inc 7.15% 2/1/2032	90,000	97,783
TransCanada PipeLines Ltd 4.1% 4/15/2030	670,000	649,009
TransCanada PipeLines Ltd 4.25% 5/15/2028	514,000	510,169
TransCanada PipeLines Ltd 4.625% 3/1/2034	230,000	218,437
TransCanada PipeLines Ltd 4.875% 5/15/2048	80,000	69,420
TransCanada PipeLines Ltd 5% 10/16/2043	440,000	400,653
TransCanada PipeLines Ltd 6.1% 6/1/2040	170,000	171,413
TransCanada PipeLines Ltd 7.25% 8/15/2038	100,000	111,036
TOTAL ENERGY		7,983,766
Financials - 0.6%
Banks - 0.5%
Bank of Montreal 2.65% 3/8/2027	460,000	456,361
Bank of Montreal 3.088% 1/10/2037 (d)	110,000	97,166
Bank of Montreal 3.803% 12/15/2032 (d)	100,000	98,317
Bank of Montreal 4.338% 3/19/2030 (d)	300,000	296,437
Bank of Montreal 4.35% 9/22/2031 (d)	350,000	340,849
Bank of Montreal 4.439% 1/14/2032 (d)	250,000	242,672
Bank of Montreal 4.547% 6/2/2029 (d)	500,000	498,071
Bank of Montreal 5.298% 6/2/2037 (d)	200,000	195,408
Bank of Montreal 5.717% 9/25/2028	320,000	326,085
Bank of Nova Scotia/The 2.45% 2/2/2032	110,000	96,137
Bank of Nova Scotia/The 4.247% 2/2/2030 (d)	520,000	511,872
Bank of Nova Scotia/The 4.338% 9/15/2031 (d)	300,000	291,124
Bank of Nova Scotia/The 4.578% 6/5/2029 (d)	400,000	398,242
Bank of Nova Scotia/The 4.588% 5/4/2037 (d)	180,000	170,864
Bank of Nova Scotia/The 4.85% 2/1/2030	210,000	209,378
Bank of Nova Scotia/The 4.904% 6/5/2032 (d)	200,000	196,899
Bank of Nova Scotia/The 5.25% 6/12/2028	330,000	333,756
Bank of Nova Scotia/The 5.65% 2/1/2034	250,000	254,271
Canadian Imperial Bank of Commerce 3.6% 4/7/2032	85,000	78,477
Canadian Imperial Bank of Commerce 4.243% 9/8/2028 (d)	800,000	796,740
Canadian Imperial Bank of Commerce 5.001% 4/28/2028	310,000	311,793
Canadian Imperial Bank of Commerce 5.051% 6/16/2032 (d)	500,000	495,606
Canadian Imperial Bank of Commerce 5.926% 10/2/2026	210,000	210,331
Canadian Imperial Bank of Commerce 5.986% 10/3/2028	310,000	316,997
Canadian Imperial Bank of Commerce 6.092% 10/3/2033	186,000	194,431
National Bank of Canada 4.5% 10/10/2029	250,000	247,466
National Bank of Canada 4.928% 6/4/2032 (d)	250,000	245,799
Royal Bank of Canada 2.05% 1/21/2027	2,730,000	2,708,937
Royal Bank of Canada 3.625% 5/4/2027	410,000	408,227
Royal Bank of Canada 4.24% 8/3/2027	390,000	389,465
Royal Bank of Canada 4.305% 11/3/2031 (d)	110,000	106,594
Royal Bank of Canada 4.522% 10/18/2028 (d)	250,000	249,649
Royal Bank of Canada 4.612% 5/3/2032 (d)	200,000	195,479
Royal Bank of Canada 4.65% 10/18/2030 (d)	960,000	949,834
Royal Bank of Canada 4.652% 7/10/2029 (d)	200,000	199,490
Royal Bank of Canada 4.696% 8/6/2031 (d)	250,000	246,309
Royal Bank of Canada 4.95% 2/1/2029	90,000	90,531
Royal Bank of Canada 4.95% 8/5/2032 (d)	300,000	296,681
Royal Bank of Canada 5% 5/2/2033	200,000	197,876
Royal Bank of Canada 5.15% 2/1/2034	400,000	400,232
Royal Bank of Canada 5.153% 2/4/2031 (d)	160,000	160,400
Toronto Dominion Bank 3.2% 3/10/2032	190,000	172,225
Toronto Dominion Bank 4.361% 4/23/2029	500,000	494,049
Toronto Dominion Bank 4.411% 1/13/2031	50,000	48,920
Toronto Dominion Bank 4.456% 6/8/2032	100,000	96,644
Toronto Dominion Bank 4.808% 6/3/2030	840,000	835,493
Toronto Dominion Bank 4.866% 4/22/2033	500,000	487,074
Toronto Dominion Bank 4.928% 10/15/2035	140,000	134,144
Toronto Dominion Bank 5.146% 9/10/2034 (d)	220,000	218,804
Toronto Dominion Bank 5.156% 1/10/2028	620,000	624,128
Toronto Dominion Bank 5.264% 12/11/2026	300,000	300,893
Toronto Dominion Bank 5.298% 1/30/2032	400,000	402,627
		18,326,254
Capital Markets - 0.1%
Brookfield Capital Finance LLC 6.087% 6/14/2033	100,000	102,809
Brookfield Finance Inc 2.724% 4/15/2031	930,000	837,845
Brookfield Finance Inc 3.5% 3/30/2051	100,000	65,593
Brookfield Finance Inc 3.9% 1/25/2028	190,000	187,990
Brookfield Finance Inc 5.813% 3/3/2055	100,000	92,799
Brookfield Finance Inc 5.968% 3/4/2054	250,000	237,402
Brookfield Finance Inc 6.35% 1/5/2034	170,000	177,156
Brookfield Finance LLC / Brookfield Finance Inc 3.45% 4/15/2050	120,000	78,106
CI Financial Corp 3.2% 12/17/2030	220,000	198,302
		1,978,002
Insurance - 0.0%
Fairfax Financial Holdings Ltd 4.625% 4/29/2030	240,000	236,043
Fairfax Financial Holdings Ltd 5.625% 8/16/2032	70,000	70,545
Fairfax Financial Holdings Ltd 5.75% 5/20/2035	440,000	440,294
Fairfax Financial Holdings Ltd 6% 12/7/2033	70,000	71,579
Fairfax Financial Holdings Ltd 6.1% 3/15/2055	50,000	47,270
Fairfax Financial Holdings Ltd 6.2% 6/8/2056 (e)	150,000	142,996
Fairfax Financial Holdings Ltd 6.35% 3/22/2054	150,000	146,601
Manulife Financial Corp 4.986% 12/11/2035	260,000	249,514
Manulife Financial Corp 5.375% 3/4/2046	50,000	46,240
		1,451,082
TOTAL FINANCIALS		21,755,338
Industrials - 0.1%
Ground Transportation - 0.1%
Canadian National Railway Co 2.45% 5/1/2050	290,000	162,767
Canadian National Railway Co 3.65% 2/3/2048	100,000	72,127
Canadian National Railway Co 4.2% 3/12/2031	700,000	677,704
Canadian National Railway Co 4.45% 1/20/2049	50,000	40,852
Canadian National Railway Co 4.95% 5/12/2036	400,000	389,669
Canadian National Railway Co 6.125% 11/1/2053	60,000	61,975
Canadian Pacific Railway Co 1.75% 12/2/2026	200,000	198,799
Canadian Pacific Railway Co 2.45% 12/2/2031	200,000	175,957
Canadian Pacific Railway Co 3.1% 12/2/2051	300,000	187,153
Canadian Pacific Railway Co 3.5% 5/1/2050	260,000	177,137
Canadian Pacific Railway Co 4% 3/15/2029	1,600,000	1,569,370
Canadian Pacific Railway Co 4.2% 11/15/2069	50,000	35,238
Canadian Pacific Railway Co 4.8% 8/1/2045	230,000	200,360
Canadian Pacific Railway Co 5.5% 3/15/2056	50,000	46,233
Canadian Pacific Railway Co 6.125% 9/15/2115	100,000	98,602
		4,093,943
Professional Services - 0.0%
TR Finance LLC 5.85% 4/15/2040	110,000	107,802
TOTAL INDUSTRIALS		4,201,745
Materials - 0.0%
Chemicals - 0.0%
Nutrien Ltd 3.95% 5/13/2050	170,000	123,350
Nutrien Ltd 4.125% 3/15/2035	150,000	134,781
Nutrien Ltd 4.2% 4/1/2029	32,000	31,491
Nutrien Ltd 4.9% 3/27/2028	380,000	380,858
Nutrien Ltd 5% 4/1/2049	156,000	133,295
Nutrien Ltd 5.35% 5/29/2036	350,000	342,069
Nutrien Ltd 5.4% 6/21/2034	300,000	298,715
		1,444,559
Metals & Mining - 0.0%
Barrick North America Finance LLC 5.7% 5/30/2041	242,000	235,941
Barrick PD Australia Finance Pty Ltd 5.95% 10/15/2039	100,000	100,780
		336,721
TOTAL MATERIALS		1,781,280
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Emera US Finance LP 2.639% 6/15/2031	130,000	115,741
Emera US Finance LP 4.75% 6/15/2046	100,000	82,532
TOTAL UTILITIES		198,273
TOTAL CANADA		37,419,844
CHINA - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Alibaba Group Holding Ltd 2.125% 2/9/2031	340,000	304,079
Alibaba Group Holding Ltd 3.15% 2/9/2051	235,000	147,237
Alibaba Group Holding Ltd 4% 12/6/2037	820,000	710,559
Alibaba Group Holding Ltd 4.5% 11/28/2034	230,000	217,534

TOTAL CHINA		1,379,409
FRANCE - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Orange SA 5.375% 1/13/2042	270,000	253,134
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
TotalEnergies Capital International SA 3.127% 5/29/2050	100,000	64,347
TotalEnergies Capital International SA 3.386% 6/29/2060	380,000	236,159
TotalEnergies Capital International SA 3.461% 7/12/2049	140,000	95,968
TotalEnergies Capital SA 3.883% 10/11/2028	470,000	464,242
TotalEnergies Capital SA 5.15% 4/5/2034	510,000	508,460
TotalEnergies Capital SA 5.488% 4/5/2054	480,000	447,373
TotalEnergies Capital SA 5.638% 4/5/2064	70,000	65,175
TotalEnergies Capital USA LLC 4.857% 1/13/2036	150,000	144,302
TOTAL ENERGY		2,026,026
TOTAL FRANCE		2,279,160
GERMANY - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Deutsche Telekom International Finance BV 8.25% 6/15/2030 (d)	370,000	409,419
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Mercedes-Benz Finance North America LLC 8.5% 1/18/2031	100,000	112,760
Financials - 0.1%
Capital Markets - 0.1%
Deutsche Bank AG/New York NY 2.311% 11/16/2027 (d)	830,000	825,907
Deutsche Bank AG/New York NY 3.547% 9/18/2031 (d)	150,000	139,860
Deutsche Bank AG/New York NY 3.729% 1/14/2032 (d)	520,000	480,793
Deutsche Bank AG/New York NY 4.469% 12/10/2031 (d)	400,000	389,404
Deutsche Bank AG/New York NY 4.725% 2/6/2032 (d)	300,000	291,398
Deutsche Bank AG/New York NY 4.875% 12/1/2032 (d)	200,000	198,537
Deutsche Bank AG/New York NY 4.95% 8/4/2031 (d)	180,000	177,317
Deutsche Bank AG/New York NY 4.999% 9/11/2030 (d)	150,000	149,366
Deutsche Bank AG/New York NY 5.06% 4/14/2032 (d)	300,000	295,257
Deutsche Bank AG/New York NY 5.297% 5/9/2031 (d)	250,000	249,546
Deutsche Bank AG/New York NY 5.403% 9/11/2035 (d)	150,000	146,810
Deutsche Bank AG/New York NY 6.72% 1/18/2029 (d)	150,000	153,589
Deutsche Bank AG/New York NY 6.819% 11/20/2029 (d)	280,000	290,709
		3,788,493
Financial Services - 0.0%
KfW 0% 6/29/2037 (h)	1,000,000	595,036
Landwirtschaftliche Rentenbank 3.625% 10/8/2030	310,000	300,215
Landwirtschaftliche Rentenbank 3.875% 9/28/2027	1,110,000	1,104,117
		1,999,368
TOTAL FINANCIALS		5,787,861
TOTAL GERMANY		6,310,040
HONG KONG - 0.0%
Financials - 0.0%
Insurance - 0.0%
Prudential Funding Asia PLC 3.125% 4/14/2030	100,000	94,215
IRELAND - 0.1%
Financials - 0.1%
Consumer Finance - 0.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026	1,000,000	997,055
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028	400,000	384,223
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.3% 1/30/2032	160,000	144,380
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.4% 10/29/2033	250,000	218,135
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.85% 10/29/2041	250,000	195,185
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.375% 11/15/2030	400,000	388,297
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.625% 10/15/2027	270,000	269,773
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.625% 9/10/2029	210,000	207,631
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.75% 1/15/2033	450,000	432,436
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5% 11/15/2035	200,000	190,098
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5.3% 1/19/2034	200,000	196,375
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.15% 9/30/2030	150,000	154,969
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027	219,000	221,282
TOTAL FINANCIALS		3,999,839
Materials - 0.0%
Containers & Packaging - 0.0%
Smurfit Kappa Treasury ULC 5.438% 4/3/2034	300,000	299,115
Smurfit Westrock Financing DAC 5.185% 1/15/2036	400,000	388,006
Smurfit Westrock Financing DAC 5.418% 1/15/2035	200,000	198,169
TOTAL MATERIALS		885,290
TOTAL IRELAND		4,885,129
JAPAN - 0.6%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Honda Motor Co Ltd 2.967% 3/10/2032	130,000	115,659
Honda Motor Co Ltd 5.337% 7/8/2035	60,000	58,920
Toyota Motor Corp 3.669% 7/20/2028	290,000	285,967
Toyota Motor Corp 5.053% 6/30/2035	500,000	494,283
TOTAL CONSUMER DISCRETIONARY		954,829
Financials - 0.6%
Banks - 0.5%
Japan Bank for International Cooperation 1.25% 1/21/2031	1,012,000	876,133
Japan Bank for International Cooperation 2% 10/17/2029	240,000	222,078
Japan Bank for International Cooperation 2.75% 11/16/2027	760,000	745,129
Japan Bank for International Cooperation 4.375% 1/23/2036	400,000	381,982
Japan Bank for International Cooperation 4.625% 7/2/2036	400,000	388,171
Japan Bank for International Cooperation 4.875% 10/18/2028	390,000	392,638
Mitsubishi UFJ Financial Group Inc 2.309% 7/20/2032 (d)	550,000	479,777
Mitsubishi UFJ Financial Group Inc 2.341% 1/19/2028 (d)	330,000	327,205
Mitsubishi UFJ Financial Group Inc 2.559% 2/25/2030	200,000	184,378
Mitsubishi UFJ Financial Group Inc 2.757% 9/13/2026	1,050,000	1,049,415
Mitsubishi UFJ Financial Group Inc 3.195% 7/18/2029	670,000	640,167
Mitsubishi UFJ Financial Group Inc 3.961% 3/2/2028	100,000	99,127
Mitsubishi UFJ Financial Group Inc 4.153% 3/7/2039	150,000	131,481
Mitsubishi UFJ Financial Group Inc 4.286% 7/26/2038	110,000	99,721
Mitsubishi UFJ Financial Group Inc 4.505% 1/14/2032 (d)	200,000	194,376
Mitsubishi UFJ Financial Group Inc 4.592% 4/18/2030 (d)	567,000	561,963
Mitsubishi UFJ Financial Group Inc 4.98% 7/24/2030 (d)	200,000	199,862
Mitsubishi UFJ Financial Group Inc 5.057% 1/14/2037 (d)	300,000	287,047
Mitsubishi UFJ Financial Group Inc 5.188% 9/12/2036 (d)	400,000	387,579
Mitsubishi UFJ Financial Group Inc 5.197% 1/16/2031 (d)	400,000	400,966
Mitsubishi UFJ Financial Group Inc 5.325% 4/21/2037 (d)	600,000	583,783
Mitsubishi UFJ Financial Group Inc 5.406% 4/19/2034 (d)	200,000	200,297
Mitsubishi UFJ Financial Group Inc 5.441% 2/22/2034 (d)	240,000	240,527
Mitsubishi UFJ Financial Group Inc 5.475% 2/22/2031 (d)	200,000	201,937
Mitsubishi UFJ Financial Group Inc 5.568% 7/24/2037 (d)	400,000	396,708
Mitsubishi UFJ Financial Group Inc 5.615% 4/24/2036 (d)	200,000	200,236
Mizuho Financial Group Inc 1.979% 9/8/2031 (d)	280,000	247,522
Mizuho Financial Group Inc 4.711% 7/8/2031 (d)	230,000	226,706
Mizuho Financial Group Inc 4.782% 7/13/2030 (d)	200,000	198,538
Mizuho Financial Group Inc 5.098% 5/13/2031 (d)	400,000	399,212
Mizuho Financial Group Inc 5.337% 7/13/2037 (d)	1,000,000	970,017
Mizuho Financial Group Inc 5.382% 7/10/2030 (d)	630,000	636,519
Mizuho Financial Group Inc 5.669% 9/13/2033 (d)	200,000	203,195
Mizuho Financial Group Inc 5.739% 5/27/2031 (d)	590,000	601,097
Mizuho Financial Group Inc 5.778% 7/6/2029 (d)	430,000	437,314
Sumitomo Mitsui Financial Group Inc 2.174% 1/14/2027	1,010,000	1,002,287
Sumitomo Mitsui Financial Group Inc 2.75% 1/15/2030	900,000	836,749
Sumitomo Mitsui Financial Group Inc 3.04% 7/16/2029	600,000	570,272
Sumitomo Mitsui Financial Group Inc 3.05% 1/14/2042	260,000	188,987
Sumitomo Mitsui Financial Group Inc 4.108% 1/15/2029	1,000,000	984,058
Sumitomo Mitsui Financial Group Inc 5.046% 1/15/2037 (d)	925,000	884,904
Sumitomo Mitsui Financial Group Inc 5.24% 4/15/2030	200,000	201,030
Sumitomo Mitsui Financial Group Inc 5.52% 1/13/2028	500,000	506,122
Sumitomo Mitsui Financial Group Inc 5.558% 7/9/2034	200,000	200,900
Sumitomo Mitsui Financial Group Inc 5.632% 1/15/2035	200,000	201,395
Sumitomo Mitsui Financial Group Inc 5.776% 7/13/2033	280,000	285,444
Sumitomo Mitsui Financial Group Inc 5.8% 7/13/2028	300,000	305,683
Sumitomo Mitsui Financial Group Inc 5.808% 9/14/2033	200,000	204,754
Sumitomo Mitsui Financial Group Inc 5.836% 7/9/2044	170,000	164,502
Sumitomo Mitsui Financial Group Inc 6.184% 7/13/2043	60,000	61,210
		20,391,100
Capital Markets - 0.1%
Nomura Holdings Inc 2.329% 1/22/2027	290,000	287,742
Nomura Holdings Inc 2.679% 7/16/2030	210,000	190,795
Nomura Holdings Inc 2.999% 1/22/2032	565,000	502,178
Nomura Holdings Inc 4.996% 6/29/2029	1,300,000	1,297,037
Nomura Holdings Inc 5.545% 7/14/2036	400,000	390,925
Nomura Holdings Inc 6.07% 7/12/2028	200,000	204,341
		2,873,018
TOTAL FINANCIALS		23,264,118
Health Care - 0.0%
Pharmaceuticals - 0.0%
Takeda Pharmaceutical Co Ltd 2.05% 3/31/2030	290,000	261,873
Takeda Pharmaceutical Co Ltd 3.025% 7/9/2040	330,000	241,217
Takeda Pharmaceutical Co Ltd 5% 11/26/2028	210,000	210,629
Takeda Pharmaceutical Co Ltd 5.3% 7/5/2034	400,000	396,468
Takeda Pharmaceutical Co Ltd 5.8% 7/5/2064	410,000	386,548
TOTAL HEALTH CARE		1,496,735
TOTAL JAPAN		25,715,682
KOREA (SOUTH) - 0.1%
Financials - 0.1%
Banks - 0.1%
Export-Import Bank of Korea 1.25% 9/21/2030	680,000	595,596
Export-Import Bank of Korea 3.875% 1/13/2031	200,000	193,645
Export-Import Bank of Korea 4% 9/11/2029	200,000	197,171
Export-Import Bank of Korea 4.25% 9/15/2027	430,000	429,265
Export-Import Bank of Korea 4.375% 1/13/2036	200,000	189,805
Export-Import Bank of Korea 5.125% 9/18/2028	290,000	293,499
Export-Import Bank of Korea 5.25% 1/14/2035	200,000	203,431
Korea Development Bank/The 1.625% 1/19/2031	250,000	220,040
Korea Development Bank/The 2% 10/25/2031	350,000	306,690
Korea Development Bank/The 4% 1/28/2031	800,000	777,864

TOTAL KOREA (SOUTH)		3,407,006
LUXEMBOURG - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
ArcelorMittal SA 5.375% 5/19/2036	300,000	292,048
ArcelorMittal SA 6% 6/17/2034	120,000	123,752
ArcelorMittal SA 6.35% 6/17/2054	100,000	102,660
ArcelorMittal SA 6.55% 11/29/2027	230,000	234,680
ArcelorMittal SA 6.8% 11/29/2032	270,000	291,975

TOTAL LUXEMBOURG		1,045,115
MEXICO - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
America Movil SAB de CV 2.875% 5/7/2030	511,000	471,909
America Movil SAB de CV 3.625% 4/22/2029	200,000	192,392
America Movil SAB de CV 6.125% 3/30/2040	100,000	101,145
TOTAL COMMUNICATION SERVICES		765,446
Consumer Staples - 0.0%
Beverages - 0.0%
Coca-Cola Femsa SAB de CV 2.75% 1/22/2030	150,000	139,216
Materials - 0.0%
Metals & Mining - 0.0%
Southern Copper Corp 5.25% 11/8/2042	100,000	91,795
Southern Copper Corp 5.35% 6/24/2036	410,000	397,629
Southern Copper Corp 5.875% 4/23/2045	248,000	241,750
Southern Copper Corp 7.5% 7/27/2035	320,000	360,000
TOTAL MATERIALS		1,091,174
TOTAL MEXICO		1,995,836
MULTI-NATIONAL - 0.6%
Financials - 0.6%
Banks - 0.4%
African Development Bank 4.125% 1/22/2036	450,000	427,831
Asian Development Bank 0.75% 10/8/2030	150,000	129,200
Asian Development Bank 1.875% 1/24/2030	1,139,000	1,047,170
Asian Development Bank 2.5% 11/2/2027	20,000	19,587
Asian Development Bank 4% 1/12/2033	500,000	483,131
Asian Development Bank 4.25% 1/14/2036	850,000	818,357
Asian Development Bank 4.375% 3/6/2029	1,340,000	1,338,741
Asian Development Bank 4.5% 8/25/2028	630,000	631,532
Corp Andina de Fomento 4.125% 1/7/2028	147,000	146,337
Corp Andina de Fomento 5% 1/22/2030	150,000	151,511
Corp Andina de Fomento 5% 1/24/2029	330,000	333,056
European Investment Bank 0.75% 9/23/2030	400,000	345,146
European Investment Bank 0.875% 5/17/2030	80,000	70,262
European Investment Bank 1.25% 2/14/2031	630,000	547,858
European Investment Bank 1.75% 3/15/2029	2,950,000	2,763,320
European Investment Bank 3.625% 7/15/2030	1,710,000	1,658,060
European Investment Bank 3.75% 3/13/2031	830,000	804,648
European Investment Bank 3.75% 5/15/2029	600,000	589,392
European Investment Bank 4.875% 2/15/2036	400,000	403,922
Inter-American Development Bank 1.125% 1/13/2031	730,000	633,214
Inter-American Development Bank 1.5% 1/13/2027	1,000,000	990,677
Inter-American Development Bank 3.125% 9/18/2028	680,000	663,357
Inter-American Development Bank 4% 1/12/2028	1,500,000	1,492,950
Inter-American Development Bank 4.125% 1/23/2036	750,000	713,962
Inter-American Development Bank 4.375% 1/24/2044	190,000	170,606
Inter-American Development Bank 4.5% 9/13/2033	270,000	267,612
		17,641,439
Capital Markets - 0.0%
Asian Infrastructure Investment Bank/The 3.875% 4/22/2031	170,000	165,663
Asian Infrastructure Investment Bank/The 4.25% 3/13/2034	300,000	291,639
		457,302
Financial Services - 0.2%
IBRD Discount Notes 0.75% 8/26/2030	1,433,000	1,239,555
IBRD Discount Notes 0.875% 5/14/2030	1,054,000	925,907
IBRD Discount Notes 2.5% 11/22/2027	1,340,000	1,310,584
IBRD Discount Notes 3.625% 9/21/2029	2,750,000	2,686,696
IBRD Discount Notes 4% 7/25/2030	750,000	737,117
IBRD Discount Notes 4.75% 11/14/2033	530,000	532,778
International Finance Corp 0.75% 8/27/2030	100,000	86,475
		7,519,112
TOTAL MULTI-NATIONAL		25,617,853
NETHERLANDS - 0.1%
Financials - 0.1%
Banks - 0.1%
Cooperatieve Rabobank UA 5.25% 5/24/2041	180,000	172,406
Cooperatieve Rabobank UA 5.75% 12/1/2043	260,000	250,154
Cooperatieve Rabobank UA/NY 3.743% 1/14/2028	500,000	494,846
Cooperatieve Rabobank UA/NY 4.16% 1/14/2031	500,000	487,103
Cooperatieve Rabobank UA/NY 4.322% 4/1/2029	750,000	744,667
Cooperatieve Rabobank UA/NY 4.883% 1/21/2028	300,000	301,385
Cooperatieve Rabobank UA/NY 5.119% 6/9/2036	250,000	243,033
ING Groep NV 2.727% 4/1/2032 (d)	200,000	179,750
ING Groep NV 3.95% 3/29/2027	200,000	199,658
ING Groep NV 4.017% 3/28/2028 (d)	200,000	199,460
ING Groep NV 4.252% 3/28/2033 (d)	200,000	190,256
ING Groep NV 5.066% 3/25/2031 (d)	550,000	548,753
ING Groep NV 5.525% 3/25/2036 (d)	400,000	396,811
ING Groep NV 5.55% 3/19/2035 (d)	220,000	220,055
TOTAL FINANCIALS		4,628,337
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
NXP BV / NXP Funding LLC / NXP USA Inc 2.5% 5/11/2031	450,000	398,742
NXP BV / NXP Funding LLC / NXP USA Inc 2.65% 2/15/2032	300,000	261,585
NXP BV / NXP Funding LLC / NXP USA Inc 3.25% 11/30/2051	140,000	87,956
NXP BV / NXP Funding LLC / NXP USA Inc 3.25% 5/11/2041	190,000	137,868
NXP BV / NXP Funding LLC / NXP USA Inc 3.4% 5/1/2030	100,000	94,278
NXP BV / NXP Funding LLC / NXP USA Inc 4.3% 6/18/2029	100,000	98,337
NXP BV / NXP Funding LLC / NXP USA Inc 4.3% 8/19/2028	300,000	296,937
TOTAL INFORMATION TECHNOLOGY		1,375,703
TOTAL NETHERLANDS		6,004,040
NORWAY - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Equinor ASA 2.375% 5/22/2030	310,000	284,569
Equinor ASA 3.625% 9/10/2028	130,000	127,715
Equinor ASA 4.75% 11/14/2035	650,000	622,519
Equinor ASA 4.8% 11/8/2043	130,000	116,055
Equinor ASA 5.1% 8/17/2040	180,000	170,836

TOTAL NORWAY		1,321,694
SPAIN - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Emisiones SA 4.103% 3/8/2027	300,000	299,196
Telefonica Emisiones SA 4.895% 3/6/2048	270,000	219,773
Telefonica Emisiones SA 5.213% 3/8/2047	160,000	136,627
Telefonica Emisiones SA 5.52% 3/1/2049	250,000	220,625
Telefonica Emisiones SA 7.045% 6/20/2036	110,000	118,404
Telefonica Europe BV 8.25% 9/15/2030	1,008,000	1,116,542
TOTAL COMMUNICATION SERVICES		2,111,167
Financials - 0.2%
Banks - 0.2%
Banco Bilbao Vizcaya Argentaria SA 4.15% 3/3/2029	800,000	784,596
Banco Bilbao Vizcaya Argentaria SA 5.127% 3/3/2036	200,000	191,073
Banco Bilbao Vizcaya Argentaria SA 5.244% 9/3/2031	400,000	397,738
Banco Bilbao Vizcaya Argentaria SA 6.138% 9/14/2028 (d)	400,000	405,826
Banco Santander SA 1.722% 9/14/2027 (d)	800,000	799,207
Banco Santander SA 3.306% 6/27/2029	200,000	191,989
Banco Santander SA 3.8% 2/23/2028	600,000	591,876
Banco Santander SA 4.551% 11/6/2030	400,000	390,217
Banco Santander SA 5.127% 11/6/2035	400,000	382,777
Banco Santander SA 5.294% 8/18/2027	600,000	604,302
Banco Santander SA 5.365% 7/15/2028 (d)	1,400,000	1,408,301
Banco Santander SA 5.437% 4/15/2036	400,000	390,615
Banco Santander SA 5.538% 3/14/2030 (d)	400,000	404,850
Banco Santander SA 5.565% 1/17/2030	600,000	607,803
Banco Santander SA 5.624% 8/25/2034 (d)	200,000	199,207
Banco Santander SA 6.35% 3/14/2034	200,000	206,293
Banco Santander SA 6.921% 8/8/2033	200,000	212,208
TOTAL FINANCIALS		8,168,878
TOTAL SPAIN		10,280,045
SWEDEN - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Svensk Exportkredit AB 2.25% 3/22/2027	970,000	959,948
Svensk Exportkredit AB 3.625% 3/12/2029	1,000,000	979,616

TOTAL SWEDEN		1,939,564
SWITZERLAND - 0.0%
Financials - 0.0%
Banks - 0.0%
UBS AG/London 4.5% 6/26/2048	410,000	342,320
Capital Markets - 0.0%
UBS AG/Stamford CT 4.302% 3/16/2029 (d)	500,000	497,128
UBS AG/Stamford CT 4.632% 2/16/2032 (d)	250,000	244,985
		742,113
Financial Services - 0.0%
UBS Americas Inc 7.125% 7/15/2032	220,000	241,451
TOTAL FINANCIALS		1,325,884
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Tyco Electronics Group SA 2.5% 2/4/2032	110,000	96,395
Tyco Electronics Group SA 4.5% 2/9/2031	100,000	98,092
Tyco Electronics Group SA 4.875% 2/9/2036	270,000	257,191
TOTAL INFORMATION TECHNOLOGY		451,678
TOTAL SWITZERLAND		1,777,562
UNITED KINGDOM - 1.0%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
British Telecommunications Ltd 9.625% 12/15/2030 (f)	154,000	179,708
Media - 0.0%
RELX Capital Inc 3% 5/22/2030	110,000	102,637
RELX Capital Inc 4% 3/18/2029	240,000	235,431
RELX Capital Inc 5.25% 3/27/2035	140,000	137,569
		475,637
Wireless Telecommunication Services - 0.1%
Vodafone Group PLC 4.25% 9/17/2050	170,000	125,375
Vodafone Group PLC 4.8% 6/18/2031	650,000	638,465
Vodafone Group PLC 4.875% 6/19/2049	280,000	229,411
Vodafone Group PLC 5% 5/30/2038	130,000	122,194
Vodafone Group PLC 5.125% 6/19/2059	500,000	420,630
Vodafone Group PLC 5.35% 6/18/2036	200,000	193,897
Vodafone Group PLC 5.75% 6/28/2054	260,000	236,789
Vodafone Group PLC 6.1% 6/18/2056	160,000	151,786
Vodafone Group PLC 6.15% 2/27/2037	30,000	30,934
Vodafone Group PLC 6.25% 11/30/2032	100,000	104,570
		2,254,051
TOTAL COMMUNICATION SERVICES		2,909,396
Consumer Staples - 0.2%
Beverages - 0.0%
Diageo Capital PLC 2% 4/29/2030	400,000	360,886
Diageo Capital PLC 2.125% 4/29/2032	200,000	170,509
Diageo Capital PLC 5.5% 1/24/2033	200,000	202,565
Diageo Capital PLC 5.875% 9/30/2036	120,000	123,700
Diageo Investment Corp 5.625% 4/15/2035	400,000	405,730
		1,263,390
Food Products - 0.0%
Unilever Capital Corp 1.375% 9/14/2030	380,000	333,779
Unilever Capital Corp 4.625% 8/12/2034	500,000	484,666
Unilever Capital Corp 4.875% 9/8/2028	180,000	180,943
		999,388
Tobacco - 0.2%
BAT Capital Corp 3.215% 9/6/2026	100,000	99,974
BAT Capital Corp 3.462% 9/6/2029	430,000	413,207
BAT Capital Corp 3.557% 8/15/2027	1,440,000	1,427,877
BAT Capital Corp 3.734% 9/25/2040	50,000	39,331
BAT Capital Corp 3.984% 9/25/2050	100,000	70,835
BAT Capital Corp 4.39% 8/15/2037	470,000	417,477
BAT Capital Corp 4.54% 8/15/2047	428,000	338,842
BAT Capital Corp 4.625% 3/22/2033	880,000	842,929
BAT Capital Corp 4.7% 4/2/2027	270,000	270,300
BAT Capital Corp 4.742% 3/16/2032	170,000	166,351
BAT Capital Corp 4.758% 9/6/2049	260,000	209,137
BAT Capital Corp 5.282% 4/2/2050	100,000	85,990
BAT Capital Corp 5.55% 8/5/2036	500,000	495,021
BAT Capital Corp 5.625% 8/15/2035	100,000	100,646
BAT Capital Corp 5.65% 3/16/2052	50,000	45,178
BAT Capital Corp 5.834% 2/20/2031	100,000	102,755
BAT Capital Corp 6% 2/20/2034	100,000	103,384
BAT Capital Corp 6.421% 8/2/2033	200,000	211,399
BAT International Finance PLC 4.448% 3/16/2028	1,870,000	1,862,676
BAT International Finance PLC 5.931% 2/2/2029	70,000	71,757
Reynolds American Inc 5.7% 8/15/2035	110,000	110,919
Reynolds American Inc 5.85% 8/15/2045	100,000	94,829
		7,580,814
TOTAL CONSUMER STAPLES		9,843,592
Financials - 0.7%
Banks - 0.7%
Barclays PLC 2.279% 11/24/2027 (d)	300,000	298,464
Barclays PLC 2.894% 11/24/2032 (d)	520,000	460,100
Barclays PLC 3.33% 11/24/2042 (d)	465,000	334,693
Barclays PLC 3.564% 9/23/2035 (d)	240,000	223,018
Barclays PLC 4.476% 11/11/2029 (d)	200,000	197,785
Barclays PLC 4.836% 5/9/2028	310,000	309,402
Barclays PLC 4.95% 1/10/2047	200,000	170,609
Barclays PLC 5.088% 6/20/2030 (d)	200,000	199,235
Barclays PLC 5.102% 6/26/2032 (d)	1,600,000	1,575,601
Barclays PLC 5.25% 8/17/2045	200,000	181,028
Barclays PLC 5.335% 9/10/2035 (d)	520,000	504,912
Barclays PLC 5.501% 8/9/2028 (d)	590,000	594,144
Barclays PLC 5.69% 3/12/2030 (d)	260,000	263,918
Barclays PLC 5.746% 8/9/2033 (d)	200,000	202,209
Barclays PLC 5.785% 2/25/2036 (d)	800,000	798,585
Barclays PLC 6.49% 9/13/2029 (d)	800,000	822,033
HSBC Holdings PLC 2.206% 8/17/2029 (d)	550,000	522,619
HSBC Holdings PLC 2.804% 5/24/2032 (d)	340,000	304,048
HSBC Holdings PLC 3.973% 5/22/2030 (d)	214,000	208,082
HSBC Holdings PLC 4.398% 3/10/2030 (d)	2,600,000	2,559,448
HSBC Holdings PLC 4.619% 11/6/2031 (d)	700,000	683,657
HSBC Holdings PLC 4.675% 3/10/2032 (d)	1,400,000	1,363,811
HSBC Holdings PLC 4.762% 3/29/2033 (d)	210,000	201,476
HSBC Holdings PLC 5.208% 5/12/2034 (d)	200,000	195,734
HSBC Holdings PLC 5.24% 5/13/2031 (d)	300,000	300,437
HSBC Holdings PLC 5.402% 8/11/2033 (d)	680,000	678,253
HSBC Holdings PLC 5.729% 8/14/2037 (d)	1,000,000	990,867
HSBC Holdings PLC 5.79% 5/13/2036 (d)	500,000	502,481
HSBC Holdings PLC 5.874% 11/18/2035 (d)	200,000	199,422
HSBC Holdings PLC 6.1% 1/14/2042	240,000	245,070
HSBC Holdings PLC 6.332% 3/9/2044 (d)	930,000	953,248
HSBC Holdings PLC 6.5% 9/15/2037	670,000	692,597
HSBC Holdings PLC 6.5% 9/15/2037	140,000	147,058
HSBC Holdings PLC 6.547% 6/20/2034 (d)	200,000	207,976
HSBC Holdings PLC 7.399% 11/13/2034 (d)	310,000	337,508
HSBC Holdings PLC 8.113% 11/3/2033 (d)	290,000	324,698
Lloyds Banking Group PLC 3.369% 12/14/2046 (d)	200,000	141,709
Lloyds Banking Group PLC 3.574% 11/7/2028 (d)	420,000	414,696
Lloyds Banking Group PLC 4.375% 3/22/2028	656,000	653,172
Lloyds Banking Group PLC 4.425% 11/4/2031 (d)	200,000	194,150
Lloyds Banking Group PLC 4.943% 11/4/2036 (d)	200,000	189,316
Lloyds Banking Group PLC 4.976% 8/11/2033 (d)	200,000	195,966
Lloyds Banking Group PLC 5.087% 11/26/2028 (d)	200,000	200,877
Lloyds Banking Group PLC 5.59% 11/26/2035 (d)	200,000	199,817
Lloyds Banking Group PLC 5.668% 2/10/2047 (d)	200,000	189,225
Lloyds Banking Group PLC 5.696% 8/17/2037 (d)	400,000	396,446
Lloyds Banking Group PLC 5.721% 6/5/2030 (d)	300,000	304,985
Lloyds Banking Group PLC 6.068% 6/13/2036 (d)	270,000	271,154
Lloyds Banking Group PLC 7.953% 11/15/2033 (d)	200,000	222,103
NatWest Group PLC 3.032% 11/28/2035 (d)	200,000	182,294
NatWest Group PLC 4.964% 8/15/2030 (d)	240,000	239,714
NatWest Group PLC 5.516% 9/30/2028 (d)	290,000	292,656
NatWest Group PLC 5.778% 3/1/2035 (d)	400,000	405,356
Santander UK Group Holdings PLC 4.32% 9/22/2029 (d)	500,000	493,378
Santander UK Group Holdings PLC 5.136% 9/22/2036 (d)	200,000	189,572
Santander UK Group Holdings PLC 6.534% 1/10/2029 (d)	250,000	255,160
TOTAL FINANCIALS		24,385,972
Health Care - 0.0%
Pharmaceuticals - 0.0%
Astrazeneca Finance LLC 2.25% 5/28/2031	170,000	150,735
Astrazeneca Finance LLC 4.6% 3/2/2036	200,000	189,036
Astrazeneca Finance LLC 4.875% 3/3/2033	380,000	376,277
Astrazeneca Finance LLC 5% 2/26/2034	530,000	524,051
Astrazeneca PLC 1.375% 8/6/2030	240,000	210,545
Astrazeneca PLC 2.125% 8/6/2050	90,000	47,247
Astrazeneca PLC 4% 9/18/2042	220,000	179,633
Astrazeneca PLC 4.375% 8/17/2048	180,000	147,190
Astrazeneca PLC 6.45% 9/15/2037	219,000	236,318
TOTAL HEALTH CARE		2,061,032
Utilities - 0.0%
Multi-Utilities - 0.0%
National Grid PLC 5.418% 1/11/2034	60,000	59,752
National Grid PLC 5.809% 6/12/2033	100,000	102,376
TOTAL UTILITIES		162,128
TOTAL UNITED KINGDOM		39,362,120
UNITED STATES - 22.5%
Communication Services - 1.9%
Diversified Telecommunication Services - 0.8%
AT&T Inc 1.65% 2/1/2028	200,000	191,796
AT&T Inc 2.25% 2/1/2032	1,280,000	1,101,094
AT&T Inc 2.55% 12/1/2033	210,000	173,411
AT&T Inc 2.75% 6/1/2031	1,641,000	1,479,707
AT&T Inc 3.1% 2/1/2043	210,000	145,198
AT&T Inc 3.3% 2/1/2052	350,000	208,025
AT&T Inc 3.5% 2/1/2061	410,000	236,505
AT&T Inc 3.5% 6/1/2041	630,000	467,088
AT&T Inc 3.5% 9/15/2053	1,009,000	615,700
AT&T Inc 3.55% 9/15/2055	723,000	438,276
AT&T Inc 3.65% 6/1/2051	520,000	333,578
AT&T Inc 3.65% 9/15/2059	419,000	252,358
AT&T Inc 4.3% 2/15/2030	720,000	705,056
AT&T Inc 4.4% 4/30/2031	140,000	136,116
AT&T Inc 4.5% 5/15/2035	220,000	202,131
AT&T Inc 4.65% 6/1/2044	110,000	89,662
AT&T Inc 4.75% 5/15/2046	130,000	104,152
AT&T Inc 4.85% 7/15/2045	110,000	91,113
AT&T Inc 4.9% 11/1/2035	1,240,000	1,170,458
AT&T Inc 5.15% 3/15/2042	236,000	208,116
AT&T Inc 5.45% 3/1/2047	160,000	140,590
AT&T Inc 5.7% 3/1/2057	110,000	100,686
AT&T Inc 5.85% 4/30/2046	570,000	524,878
AT&T Inc 6% 4/30/2056	440,000	400,649
AT&T Inc 6.05% 8/15/2056	880,000	808,680
AT&T Inc 6.2% 10/30/2056	1,040,000	976,427
Comcast Corp 1.5% 2/15/2031	1,115,000	954,789
Comcast Corp 1.95% 1/15/2031	900,000	787,594
Comcast Corp 2.45% 8/15/2052	645,000	312,158
Comcast Corp 2.65% 2/1/2030	680,000	628,823
Comcast Corp 2.8% 1/15/2051	120,000	63,656
Comcast Corp 2.887% 11/1/2051	273,000	146,204
Comcast Corp 2.937% 11/1/2056	930,000	475,264
Comcast Corp 2.987% 11/1/2063	160,000	77,773
Comcast Corp 3.2% 7/15/2036	390,000	316,375
Comcast Corp 3.4% 4/1/2030	500,000	472,332
Comcast Corp 3.4% 7/15/2046	100,000	64,086
Comcast Corp 3.45% 2/1/2050	230,000	141,218
Comcast Corp 3.969% 11/1/2047	170,000	116,672
Comcast Corp 3.999% 11/1/2049	300,000	202,371
Comcast Corp 4% 3/1/2048	150,000	103,256
Comcast Corp 4.049% 11/1/2052	15,000	10,014
Comcast Corp 4.6% 8/15/2045	180,000	141,591
Comcast Corp 5.168% 1/15/2037 (e)	487,000	453,066
Comcast Corp 5.3% 5/15/2035	680,000	667,230
Comcast Corp 5.35% 5/15/2053	330,000	271,554
Comcast Corp 5.5% 5/15/2064	450,000	366,229
Comcast Corp 5.65% 6/15/2035	476,000	473,321
Comcast Corp 6.05% 5/15/2055	1,190,000	1,087,180
Comcast Corp 7.05% 3/15/2033	210,000	228,605
Space Exploration Technologies Corp 5.35% 7/15/2031 (e)	1,130,000	1,104,518
Space Exploration Technologies Corp 5.65% 7/15/2033 (e)	530,000	511,311
Space Exploration Technologies Corp 5.875% 7/15/2036 (e)	530,000	499,509
Space Exploration Technologies Corp 6.6% 7/15/2046 (e)	530,000	481,162
Space Exploration Technologies Corp 6.65% 7/15/2056 (e)	530,000	471,698
Sprint Capital Corp 6.875% 11/15/2028	490,000	510,634
Sprint Capital Corp 8.75% 3/15/2032	400,000	463,778
Verizon Communications Inc 1.5% 9/18/2030	930,000	812,544
Verizon Communications Inc 2.355% 3/15/2032	615,000	531,868
Verizon Communications Inc 2.55% 3/21/2031	600,000	539,780
Verizon Communications Inc 2.85% 9/3/2041	920,000	629,548
Verizon Communications Inc 2.987% 10/30/2056	802,000	443,432
Verizon Communications Inc 3.55% 3/22/2051	500,000	329,525
Verizon Communications Inc 3.7% 3/22/2061	140,000	89,596
Verizon Communications Inc 4.272% 1/15/2036	106,000	94,790
Verizon Communications Inc 4.4% 11/1/2034	420,000	389,520
Verizon Communications Inc 4.5% 8/10/2033	300,000	284,662
Verizon Communications Inc 4.812% 3/15/2039	780,000	700,154
Verizon Communications Inc 5.012% 4/15/2049	146,000	121,300
Verizon Communications Inc 5.012% 8/21/2054	214,000	175,492
Verizon Communications Inc 5.25% 3/16/2037	102,000	97,722
Verizon Communications Inc 5.401% 7/2/2037	1,822,000	1,761,422
Verizon Communications Inc 5.75% 11/30/2045	1,435,000	1,339,511
Verizon Communications Inc 5.875% 11/30/2055	860,000	792,655
Verizon Communications Inc 6.05% 5/14/2058 (d)	250,000	244,069
Verizon Communications Inc 6.2% 5/14/2056 (d)	250,000	241,247
		33,524,258
Entertainment - 0.1%
Netflix Inc 4.9% 8/15/2034	500,000	489,380
Netflix Inc 5.25% 8/15/2036	400,000	395,312
Netflix Inc 6.375% 5/15/2029	390,000	406,943
Walt Disney Co/The 2% 9/1/2029	730,000	677,242
Walt Disney Co/The 2.65% 1/13/2031	1,840,000	1,684,139
Walt Disney Co/The 2.75% 9/1/2049	160,000	95,518
Walt Disney Co/The 3.5% 5/13/2040	163,000	129,821
Walt Disney Co/The 3.6% 1/13/2051	830,000	579,455
Walt Disney Co/The 3.8% 5/13/2060	310,000	214,509
Walt Disney Co/The 4.625% 3/14/2036	100,000	94,936
Walt Disney Co/The 4.75% 9/15/2044	151,000	131,099
Walt Disney Co/The 6.15% 2/15/2041	100,000	104,285
Walt Disney Co/The 6.15% 3/1/2037	120,000	127,561
Walt Disney Co/The 6.2% 12/15/2034	280,000	298,794
		5,428,994
Interactive Media & Services - 0.6%
Alphabet Inc 1.1% 8/15/2030	410,000	356,508
Alphabet Inc 1.9% 8/15/2040	100,000	63,772
Alphabet Inc 2.05% 8/15/2050	510,000	255,606
Alphabet Inc 3.7% 2/15/2029	1,220,000	1,194,810
Alphabet Inc 3.875% 11/15/2028	660,000	651,346
Alphabet Inc 4.1% 11/15/2030	550,000	533,563
Alphabet Inc 4.1% 2/15/2031	1,300,000	1,256,357
Alphabet Inc 4.7% 11/15/2035	480,000	454,727
Alphabet Inc 4.8% 2/15/2036	1,030,000	980,753
Alphabet Inc 4.875% 8/15/2031	1,050,000	1,043,265
Alphabet Inc 5.2% 8/15/2033	400,000	398,564
Alphabet Inc 5.3% 5/15/2065	100,000	84,269
Alphabet Inc 5.45% 11/15/2055	1,270,000	1,125,309
Alphabet Inc 5.45% 8/15/2036	800,000	793,695
Alphabet Inc 5.65% 2/15/2056	1,330,000	1,216,816
Alphabet Inc 6.375% 8/15/2056	1,300,000	1,308,089
Meta Platforms Inc 3.5% 8/15/2027	470,000	466,516
Meta Platforms Inc 3.85% 8/15/2032	120,000	111,277
Meta Platforms Inc 4.2% 11/15/2030	3,020,000	2,927,084
Meta Platforms Inc 4.3% 8/15/2029	1,260,000	1,250,316
Meta Platforms Inc 4.45% 8/15/2052	480,000	344,470
Meta Platforms Inc 4.55% 5/15/2031	1,400,000	1,368,177
Meta Platforms Inc 4.6% 11/15/2032	500,000	480,116
Meta Platforms Inc 4.65% 8/15/2062	100,000	69,721
Meta Platforms Inc 4.75% 8/15/2034	230,000	218,867
Meta Platforms Inc 4.875% 11/15/2035	590,000	552,214
Meta Platforms Inc 4.95% 5/15/2033	290,000	283,353
Meta Platforms Inc 5.25% 5/15/2036	1,200,000	1,154,915
Meta Platforms Inc 5.4% 8/15/2054	366,000	296,709
Meta Platforms Inc 5.5% 11/15/2045	500,000	433,901
Meta Platforms Inc 5.6% 5/15/2053	150,000	126,057
Meta Platforms Inc 5.625% 11/15/2055	1,280,000	1,066,837
Meta Platforms Inc 5.75% 11/15/2065	500,000	410,549
Meta Platforms Inc 5.75% 5/15/2063	530,000	437,031
Meta Platforms Inc 6.3% 5/15/2056	2,130,000	1,961,044
		25,676,603
Media - 0.2%
AppLovin Corp 5.125% 12/1/2029	150,000	150,233
AppLovin Corp 5.5% 12/1/2034	300,000	295,047
Charter Communications Operating LLC / Charter Communications Operating Capital 2.8% 4/1/2031	100,000	87,673
Charter Communications Operating LLC / Charter Communications Operating Capital 3.5% 3/1/2042	680,000	457,711
Charter Communications Operating LLC / Charter Communications Operating Capital 3.5% 6/1/2041	280,000	188,900
Charter Communications Operating LLC / Charter Communications Operating Capital 3.7% 4/1/2051	180,000	107,537
Charter Communications Operating LLC / Charter Communications Operating Capital 3.75% 2/15/2028	150,000	146,988
Charter Communications Operating LLC / Charter Communications Operating Capital 3.85% 4/1/2061	400,000	223,668
Charter Communications Operating LLC / Charter Communications Operating Capital 3.95% 6/30/2062	310,000	175,995
Charter Communications Operating LLC / Charter Communications Operating Capital 4.4% 12/1/2061	120,000	74,189
Charter Communications Operating LLC / Charter Communications Operating Capital 4.4% 4/1/2033	700,000	630,059
Charter Communications Operating LLC / Charter Communications Operating Capital 5.125% 7/1/2049	200,000	146,656
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 4/1/2038	110,000	95,393
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/2047	100,000	77,339
Charter Communications Operating LLC / Charter Communications Operating Capital 5.5% 4/1/2063	370,000	271,895
Charter Communications Operating LLC / Charter Communications Operating Capital 5.75% 4/1/2048	250,000	202,899
Charter Communications Operating LLC / Charter Communications Operating Capital 5.85% 12/1/2035	520,000	488,757
Charter Communications Operating LLC / Charter Communications Operating Capital 6.1% 6/1/2029	1,110,000	1,128,825
Charter Communications Operating LLC / Charter Communications Operating Capital 6.484% 10/23/2045	100,000	89,004
Charter Communications Operating LLC / Charter Communications Operating Capital 6.55% 6/1/2034	250,000	249,617
Charter Communications Operating LLC / Charter Communications Operating Capital 6.7% 12/1/2055	350,000	317,666
Charter Communications Operating LLC / Charter Communications Operating Capital 6.834% 10/23/2055	390,000	350,799
Fox Corp 3.5% 4/8/2030	290,000	275,559
Fox Corp 4.709% 1/25/2029	220,000	218,997
Fox Corp 5.476% 1/25/2039	214,000	203,526
Fox Corp 5.576% 1/25/2049	166,000	149,764
Time Warner Cable Enterprises LLC 8.375% 7/15/2033	100,000	109,157
Time Warner Cable LLC 5.5% 9/1/2041	110,000	91,524
Time Warner Cable LLC 5.875% 11/15/2040	360,000	312,434
Time Warner Cable LLC 6.55% 5/1/2037	100,000	96,303
Time Warner Cable LLC 7.3% 7/1/2038	100,000	100,448
TWDC Enterprises 18 Corp 3% 7/30/2046	110,000	73,023
TWDC Enterprises 18 Corp 3.7% 12/1/2042	250,000	193,893
TWDC Enterprises 18 Corp 4.125% 6/1/2044	192,000	154,285
TWDC Enterprises 18 Corp 7% 3/1/2032	290,000	319,001
		8,254,764
Wireless Telecommunication Services - 0.2%
T-Mobile USA Inc 2.05% 2/15/2028	200,000	192,722
T-Mobile USA Inc 2.55% 2/15/2031	940,000	843,365
T-Mobile USA Inc 3% 2/15/2041	210,000	148,183
T-Mobile USA Inc 3.3% 2/15/2051	400,000	246,452
T-Mobile USA Inc 3.5% 4/15/2031	340,000	316,817
T-Mobile USA Inc 3.6% 11/15/2060	560,000	338,147
T-Mobile USA Inc 3.875% 4/15/2030	1,370,000	1,316,694
T-Mobile USA Inc 4.375% 4/15/2040	100,000	84,418
T-Mobile USA Inc 4.5% 4/15/2050	480,000	366,351
T-Mobile USA Inc 4.625% 1/15/2033	500,000	479,547
T-Mobile USA Inc 4.8% 7/15/2028	350,000	350,615
T-Mobile USA Inc 4.85% 1/15/2029	800,000	801,336
T-Mobile USA Inc 4.95% 11/15/2035	200,000	190,194
T-Mobile USA Inc 5% 2/15/2036	700,000	665,256
T-Mobile USA Inc 5.05% 7/15/2033	350,000	342,676
T-Mobile USA Inc 5.125% 5/15/2032	150,000	149,127
T-Mobile USA Inc 5.2% 1/15/2033	150,000	148,970
T-Mobile USA Inc 5.25% 6/15/2055	320,000	267,719
T-Mobile USA Inc 5.65% 1/15/2053	470,000	419,653
T-Mobile USA Inc 5.8% 9/15/2062	330,000	293,007
T-Mobile USA Inc 5.85% 2/15/2056	250,000	228,639
		8,189,888
TOTAL COMMUNICATION SERVICES		81,074,507
Consumer Discretionary - 1.4%
Automobile Components - 0.0%
Aptiv Swiss Holdings Ltd 3.1% 12/1/2051	400,000	235,307
Lear Corp 2.6% 1/15/2032	110,000	95,845
Lear Corp 3.55% 1/15/2052	80,000	51,330
Lear Corp 3.8% 9/15/2027	240,000	237,749
		620,231
Automobiles - 0.3%
American Honda Finance Corp 1.8% 1/13/2031	140,000	121,649
American Honda Finance Corp 2.35% 1/8/2027	690,000	685,274
American Honda Finance Corp 4.25% 9/1/2028	240,000	237,647
American Honda Finance Corp 4.45% 1/8/2031	280,000	272,344
American Honda Finance Corp 4.55% 7/9/2027	500,000	500,435
American Honda Finance Corp 4.8% 3/5/2030	230,000	227,801
American Honda Finance Corp 4.85% 10/23/2031	100,000	98,210
American Honda Finance Corp 4.9% 1/10/2034	140,000	134,921
American Honda Finance Corp 4.9% 4/10/2031	70,000	69,061
American Honda Finance Corp 5.05% 7/8/2031	450,000	446,287
American Honda Finance Corp 5.1% 1/8/2036	140,000	134,941
American Honda Finance Corp 5.125% 7/7/2028	170,000	170,982
American Honda Finance Corp 5.15% 7/9/2032	140,000	138,751
American Honda Finance Corp 5.2% 3/5/2035	180,000	175,724
Ford Motor Co 4.75% 1/15/2043	400,000	309,176
Ford Motor Co 5.291% 12/8/2046	250,000	201,995
Ford Motor Co 6.1% 8/19/2032	540,000	544,630
Ford Motor Co 7.4% 11/1/2046	120,000	122,877
General Motors Co 4.2% 10/1/2027	90,000	89,531
General Motors Co 5% 4/1/2035	260,000	246,438
General Motors Co 5.15% 4/1/2038	120,000	111,243
General Motors Co 5.2% 4/1/2045	110,000	94,607
General Motors Co 5.4% 4/1/2048	90,000	78,194
General Motors Co 5.6% 10/15/2032	360,000	364,097
General Motors Co 5.95% 4/1/2049	260,000	242,042
General Motors Co 6.75% 4/1/2046	405,000	414,949
General Motors Co 6.8% 10/1/2027	330,000	336,348
General Motors Financial Co Inc 2.4% 4/10/2028	190,000	182,832
General Motors Financial Co Inc 2.7% 8/20/2027	140,000	137,567
General Motors Financial Co Inc 3.85% 1/5/2028	160,000	158,000
General Motors Financial Co Inc 4.3% 4/6/2029	370,000	363,798
General Motors Financial Co Inc 4.35% 1/17/2027	1,540,000	1,539,391
General Motors Financial Co Inc 4.6% 1/8/2031	500,000	487,929
General Motors Financial Co Inc 5.1% 9/15/2031	1,350,000	1,336,492
General Motors Financial Co Inc 5.45% 7/15/2030	940,000	949,083
General Motors Financial Co Inc 5.45% 9/6/2034	100,000	98,002
General Motors Financial Co Inc 5.6% 6/18/2031	100,000	101,104
General Motors Financial Co Inc 5.65% 1/17/2029	130,000	131,811
General Motors Financial Co Inc 5.8% 6/23/2028	1,000,000	1,014,593
General Motors Financial Co Inc 6% 1/9/2028	330,000	334,755
General Motors Financial Co Inc 6.4% 1/9/2033	260,000	272,262
		13,677,773
Broadline Retail - 0.5%
Amazon.com Inc 1.5% 6/3/2030	1,160,000	1,026,924
Amazon.com Inc 2.1% 5/12/2031	360,000	316,630
Amazon.com Inc 2.5% 6/3/2050	780,000	422,638
Amazon.com Inc 3.1% 5/12/2051	200,000	121,370
Amazon.com Inc 3.15% 8/22/2027	680,000	672,454
Amazon.com Inc 3.45% 4/13/2029	100,000	97,083
Amazon.com Inc 3.875% 8/22/2037	280,000	243,213
Amazon.com Inc 3.95% 4/13/2052	570,000	403,762
Amazon.com Inc 4% 3/13/2029	600,000	589,734
Amazon.com Inc 4.05% 8/22/2047	228,000	169,953
Amazon.com Inc 4.1% 11/20/2030	3,100,000	3,003,643
Amazon.com Inc 4.1% 4/13/2062	490,000	335,728
Amazon.com Inc 4.25% 3/13/2031	1,350,000	1,309,175
Amazon.com Inc 4.25% 8/22/2057	100,000	71,964
Amazon.com Inc 4.65% 11/20/2035	440,000	414,586
Amazon.com Inc 4.8% 12/5/2034	230,000	223,843
Amazon.com Inc 4.875% 3/13/2036	689,000	654,939
Amazon.com Inc 4.95% 12/5/2044	200,000	177,900
Amazon.com Inc 5.3% 7/9/2036	1,500,000	1,468,010
Amazon.com Inc 5.45% 11/20/2055	670,000	591,759
Amazon.com Inc 5.65% 3/13/2046	500,000	468,786
Amazon.com Inc 5.8% 3/13/2056	2,077,000	1,915,848
Amazon.com Inc 6.1% 7/9/2056	1,100,000	1,062,339
eBay Inc 2.6% 5/10/2031	220,000	196,483
eBay Inc 3.6% 6/5/2027	190,000	188,787
eBay Inc 4% 7/15/2042	170,000	131,816
eBay Inc 6.3% 11/22/2032	200,000	210,758
		16,490,125
Distributors - 0.0%
Genuine Parts Co 1.875% 11/1/2030	240,000	208,196
Genuine Parts Co 2.75% 2/1/2032	100,000	86,821
		295,017
Diversified Consumer Services - 0.1%
American University/The 3.672% 4/1/2049	200,000	143,869
Cornell University 4.169% 6/15/2030	50,000	48,973
Cornell University 4.733% 6/15/2035	300,000	290,178
Duke University 2.832% 10/1/2055	34,000	20,330
George Washington University/The 4.126% 9/15/2048	200,000	155,472
Massachusetts Institute of Technology 2.294% 7/1/2051	1,000,000	545,073
Massachusetts Institute of Technology 2.989% 7/1/2050	400,000	255,744
Massachusetts Institute of Technology 5.618% 6/1/2055	141,000	138,347
Northwestern University 3.662% 12/1/2057	100,000	69,172
Northwestern University 3.868% 12/1/2048	120,000	92,207
President and Fellows of Harvard College 2.517% 10/15/2050	500,000	290,222
President and Fellows of Harvard College 5.259% 3/15/2036	360,000	364,062
Trustees of Columbia University in the City of New York/The 4.355% 10/1/2035	150,000	141,689
Trustees of Princeton University/The 5.7% 3/1/2039	600,000	614,133
University of Chicago/The 3% 10/1/2052	120,000	78,161
University of Notre Dame du Lac 3.394% 2/15/2048	110,000	78,247
University of Southern California 2.945% 10/1/2051	350,000	217,888
		3,543,767
Hotels, Restaurants & Leisure - 0.2%
Darden Restaurants Inc 4.55% 2/15/2048	100,000	79,324
Expedia Group Inc 2.95% 3/15/2031	170,000	154,781
Expedia Group Inc 3.25% 2/15/2030	110,000	103,772
Expedia Group Inc 3.8% 2/15/2028	100,000	98,682
Marriott International Inc/MD 2.75% 10/15/2033	100,000	85,325
Marriott International Inc/MD 2.85% 4/15/2031	900,000	817,021
Marriott International Inc/MD 3.5% 10/15/2032	130,000	117,973
Marriott International Inc/MD 4.625% 6/15/2030	123,000	121,296
Marriott International Inc/MD 4.875% 5/15/2029	300,000	299,913
Marriott International Inc/MD 5.25% 10/15/2035	260,000	253,839
Marriott International Inc/MD 5.35% 3/15/2035	240,000	235,936
Marriott International Inc/MD 5.5% 4/15/2037	300,000	294,319
McDonald's Corp 3.6% 7/1/2030	1,010,000	967,369
McDonald's Corp 3.625% 5/1/2043	180,000	136,321
McDonald's Corp 3.625% 9/1/2049	750,000	520,957
McDonald's Corp 4.2% 4/1/2050	110,000	84,185
McDonald's Corp 4.45% 3/1/2047	153,000	123,672
McDonald's Corp 4.45% 9/1/2048	124,000	99,730
McDonald's Corp 4.6% 9/9/2032	210,000	206,599
McDonald's Corp 4.7% 12/9/2035	100,000	95,447
McDonald's Corp 4.95% 8/14/2033	140,000	139,393
McDonald's Corp 5% 2/13/2036	420,000	408,604
McDonald's Corp 6.3% 3/1/2038	100,000	105,931
Starbucks Corp 2.25% 3/12/2030	190,000	173,445
Starbucks Corp 2.55% 11/15/2030	570,000	517,808
Starbucks Corp 3.5% 11/15/2050	410,000	274,277
Starbucks Corp 3.75% 12/1/2047	100,000	71,939
Starbucks Corp 4% 11/15/2028	350,000	344,829
Starbucks Corp 4.45% 8/15/2049	100,000	79,180
Starbucks Corp 5% 2/15/2034	67,000	65,873
		7,077,740
Household Durables - 0.0%
DR Horton Inc 1.3% 10/15/2026	130,000	129,543
DR Horton Inc 4.85% 10/15/2030	150,000	148,879
DR Horton Inc 5% 10/15/2034	120,000	116,071
DR Horton Inc 5.5% 10/15/2035	240,000	238,387
Lennar Corp 4.75% 11/29/2027	100,000	100,047
PulteGroup Inc 4.25% 3/1/2031	110,000	106,133
PulteGroup Inc 4.9% 3/1/2036	200,000	190,390
PulteGroup Inc 6% 2/15/2035	120,000	123,307
Toll Brothers Finance Corp 4.35% 2/15/2028	100,000	99,507
		1,252,264
Leisure Products - 0.0%
Brunswick Corp/DE 5.1% 4/1/2052	4,000	3,045
Brunswick Corp/DE 5.85% 3/18/2029	300,000	304,948
Hasbro Inc 3.5% 9/15/2027	280,000	277,226
Hasbro Inc 3.55% 11/19/2026	445,000	443,950
Hasbro Inc 3.9% 11/19/2029	222,000	214,642
Hasbro Inc 6.05% 5/14/2034	240,000	246,967
Mattel Inc 5% 11/17/2030	140,000	138,370
Mattel Inc 5.45% 11/1/2041	50,000	44,401
		1,673,549
Specialty Retail - 0.3%
AutoNation Inc 3.85% 3/1/2032	160,000	147,305
AutoNation Inc 5.89% 3/15/2035	90,000	89,975
AutoZone Inc 1.65% 1/15/2031	180,000	155,745
AutoZone Inc 3.75% 4/18/2029	210,000	204,211
AutoZone Inc 4.5% 2/1/2028	240,000	239,278
AutoZone Inc 5.1% 7/15/2029	50,000	50,305
AutoZone Inc 5.125% 6/15/2030	170,000	170,592
AutoZone Inc 5.4% 7/15/2034	250,000	248,892
Home Depot Inc/The 1.375% 3/15/2031	460,000	394,724
Home Depot Inc/The 2.375% 3/15/2051	250,000	134,477
Home Depot Inc/The 2.5% 4/15/2027	750,000	742,094
Home Depot Inc/The 2.75% 9/15/2051	160,000	92,826
Home Depot Inc/The 2.95% 6/15/2029	330,000	315,643
Home Depot Inc/The 3.3% 4/15/2040	100,000	77,869
Home Depot Inc/The 4.2% 4/1/2043	300,000	247,894
Home Depot Inc/The 4.25% 4/1/2046	510,000	409,847
Home Depot Inc/The 4.4% 3/15/2045	156,000	128,770
Home Depot Inc/The 4.5% 12/6/2048	100,000	81,622
Home Depot Inc/The 4.65% 9/15/2035	660,000	630,454
Home Depot Inc/The 4.75% 6/25/2029	130,000	130,361
Home Depot Inc/The 4.95% 6/25/2034	600,000	590,104
Home Depot Inc/The 4.95% 9/15/2052	280,000	241,134
Home Depot Inc/The 5.3% 6/25/2054	600,000	542,354
Home Depot Inc/The 5.875% 12/16/2036	290,000	300,039
Home Depot Inc/The 5.95% 4/1/2041	120,000	122,534
Lowe's Cos Inc 2.8% 9/15/2041	370,000	254,554
Lowe's Cos Inc 3.65% 4/5/2029	620,000	602,561
Lowe's Cos Inc 3.7% 4/15/2046	380,000	272,932
Lowe's Cos Inc 3.95% 10/15/2027	930,000	923,604
Lowe's Cos Inc 4.05% 5/3/2047	132,000	98,868
Lowe's Cos Inc 4.25% 3/15/2031	290,000	280,547
Lowe's Cos Inc 4.25% 4/1/2052	140,000	104,312
Lowe's Cos Inc 4.45% 4/1/2062	270,000	198,210
Lowe's Cos Inc 4.85% 10/15/2035	260,000	247,520
Lowe's Cos Inc 5% 4/15/2033	260,000	256,386
Lowe's Cos Inc 5% 4/15/2040	330,000	303,045
Lowe's Cos Inc 5.15% 7/1/2033	320,000	317,177
Lowe's Cos Inc 5.625% 4/15/2053	580,000	532,311
Lowe's Cos Inc 5.8% 9/15/2062	50,000	45,958
O'Reilly Automotive Inc 1.75% 3/15/2031	270,000	233,500
O'Reilly Automotive Inc 4.35% 6/1/2028	150,000	148,969
O'Reilly Automotive Inc 4.8% 8/14/2029	400,000	398,964
O'Reilly Automotive Inc 5% 8/19/2034	100,000	96,936
O'Reilly Automotive Inc 5.1% 3/12/2036	200,000	192,520
O'Reilly Automotive Inc 5.55% 3/14/2037	100,000	98,998
TJX Cos Inc/The 1.6% 5/15/2031	250,000	215,411
		12,312,332
Textiles, Apparel & Luxury Goods - 0.0%
NIKE Inc 2.85% 3/27/2030	500,000	468,016
NIKE Inc 3.375% 3/27/2050	260,000	174,760
NIKE Inc 3.875% 11/1/2045	230,000	176,325
Tapestry Inc 5.1% 3/11/2030	120,000	119,905
Tapestry Inc 5.5% 3/11/2035	120,000	117,983
		1,056,989
TOTAL CONSUMER DISCRETIONARY		57,999,787
Consumer Staples - 1.2%
Beverages - 0.2%
Coca-Cola Co/The 1% 3/15/2028	230,000	218,398
Coca-Cola Co/The 1.65% 6/1/2030	960,000	860,664
Coca-Cola Co/The 2.125% 9/6/2029	140,000	130,498
Coca-Cola Co/The 2.25% 1/5/2032	120,000	105,977
Coca-Cola Co/The 2.5% 3/15/2051	100,000	56,670
Coca-Cola Co/The 2.5% 6/1/2040	260,000	185,173
Coca-Cola Co/The 2.6% 6/1/2050	230,000	135,100
Coca-Cola Co/The 2.75% 6/1/2060	120,000	65,598
Coca-Cola Co/The 2.875% 5/5/2041	210,000	154,055
Coca-Cola Co/The 3.45% 3/25/2030	160,000	154,048
Coca-Cola Co/The 5% 5/13/2034	520,000	522,745
Coca-Cola Co/The 5.2% 1/14/2055	770,000	701,619
Constellation Brands Inc 2.875% 5/1/2030	560,000	519,301
Constellation Brands Inc 3.15% 8/1/2029	300,000	285,709
Constellation Brands Inc 3.6% 2/15/2028	272,000	267,747
Constellation Brands Inc 4.5% 5/9/2047	100,000	80,241
Constellation Brands Inc 4.9% 5/1/2033	80,000	77,684
Constellation Brands Inc 4.95% 11/1/2035	410,000	390,581
Keurig Dr Pepper Inc 2.25% 3/15/2031	270,000	238,073
Keurig Dr Pepper Inc 3.8% 5/1/2050	430,000	295,777
Keurig Dr Pepper Inc 4.6% 5/15/2030	590,000	578,454
Keurig Dr Pepper Inc 5.085% 5/25/2048	120,000	101,903
Keurig Dr Pepper Inc 5.15% 5/15/2035	600,000	581,551
Molson Coors Beverage Co 4.2% 7/15/2046	210,000	160,798
Molson Coors Beverage Co 4.9% 7/8/2031	70,000	69,021
Molson Coors Beverage Co 5% 5/1/2042	200,000	176,088
Molson Coors Beverage Co 5.5% 7/8/2036	200,000	195,810
PepsiCo Inc 1.4% 2/25/2031	680,000	586,755
PepsiCo Inc 1.625% 5/1/2030	309,000	276,790
PepsiCo Inc 2.625% 10/21/2041	100,000	69,180
PepsiCo Inc 2.75% 10/21/2051	180,000	106,789
PepsiCo Inc 2.875% 10/15/2049	80,000	49,707
PepsiCo Inc 3% 10/15/2027	100,000	98,557
PepsiCo Inc 3.625% 3/19/2050	100,000	71,089
PepsiCo Inc 3.875% 3/19/2060	210,000	149,325
PepsiCo Inc 4.3% 7/23/2030	400,000	395,538
PepsiCo Inc 4.45% 4/14/2046	140,000	117,458
PepsiCo Inc 5% 2/7/2035	500,000	492,677
PepsiCo Inc 5% 7/23/2035	690,000	679,746
PepsiCo Inc 5.25% 7/17/2054	200,000	184,472
PepsiCo Inc 7% 3/1/2029	100,000	105,895
		10,693,261
Consumer Staples Distribution & Retail - 0.3%
Costco Wholesale Corp 1.375% 6/20/2027	150,000	146,674
Costco Wholesale Corp 1.6% 4/20/2030	240,000	215,560
Costco Wholesale Corp 3% 5/18/2027	210,000	208,546
Dollar General Corp 3.5% 4/3/2030	210,000	198,627
Dollar General Corp 4.125% 5/1/2028	450,000	445,332
Dollar General Corp 5% 11/1/2032	100,000	98,142
Dollar General Corp 5.2% 7/5/2028	100,000	100,660
Dollar General Corp 5.45% 7/5/2033	120,000	120,105
Dollar Tree Inc 4.2% 5/15/2028	160,000	158,395
Kroger Co/The 1.7% 1/15/2031	390,000	339,377
Kroger Co/The 2.2% 5/1/2030	260,000	236,156
Kroger Co/The 3.7% 8/1/2027	120,000	119,270
Kroger Co/The 3.95% 1/15/2050	100,000	72,261
Kroger Co/The 4.45% 2/1/2047	130,000	103,371
Kroger Co/The 4.65% 1/15/2048	50,000	40,718
Kroger Co/The 5% 9/15/2034	290,000	280,227
Kroger Co/The 5.4% 1/15/2049	70,000	63,020
Kroger Co/The 5.5% 9/15/2054	490,000	439,672
Kroger Co/The 5.65% 9/15/2064	130,000	116,310
Kroger Co/The 7.5% 4/1/2031	110,000	120,994
Sysco Corp 2.4% 2/15/2030	150,000	137,281
Sysco Corp 2.45% 12/14/2031	240,000	210,378
Sysco Corp 3.3% 2/15/2050	260,000	165,791
Sysco Corp 4.85% 10/1/2045	60,000	50,620
Sysco Corp 4.95% 3/25/2036	160,000	150,239
Sysco Corp 5.1% 9/23/2030	250,000	249,486
Sysco Corp 5.95% 4/1/2030	600,000	614,901
Sysco Corp 6.6% 4/1/2050	270,000	274,459
Target Corp 1.95% 1/15/2027	280,000	277,738
Target Corp 3.375% 4/15/2029	460,000	446,635
Target Corp 3.9% 11/15/2047	270,000	202,367
Target Corp 4.8% 1/15/2053	250,000	213,506
Target Corp 5% 4/15/2035	550,000	538,898
Target Corp 5.25% 2/15/2036	300,000	298,922
Walmart Inc 1.8% 9/22/2031	240,000	209,296
Walmart Inc 2.5% 9/22/2041	390,000	270,394
Walmart Inc 2.65% 9/22/2051	100,000	58,851
Walmart Inc 3.25% 7/8/2029	220,000	212,806
Walmart Inc 3.7% 6/26/2028	140,000	138,288
Walmart Inc 3.9% 4/15/2028	100,000	99,195
Walmart Inc 4.1% 4/15/2033	300,000	287,169
Walmart Inc 4.5% 4/15/2053	110,000	90,845
Walmart Inc 4.75% 4/30/2036	1,000,000	969,371
Walmart Inc 4.9% 4/28/2035	1,000,000	985,643
Walmart Inc 5.25% 9/1/2035	645,000	649,775
Walmart Inc 5.625% 4/15/2041	169,000	173,062
		11,599,333
Food Products - 0.3%
Archer-Daniels-Midland Co 3.25% 3/27/2030	330,000	312,383
Archer-Daniels-Midland Co 3.75% 9/15/2047	200,000	147,728
Archer-Daniels-Midland Co 4.5% 3/15/2049	90,000	74,011
Archer-Daniels-Midland Co 4.5% 8/15/2033	100,000	96,786
Bunge Ltd Finance Corp 2.75% 5/14/2031	110,000	99,372
Bunge Ltd Finance Corp 4.2% 9/17/2029	100,000	98,113
Bunge Ltd Finance Corp 4.65% 9/17/2034	100,000	95,050
Bunge Ltd Finance Corp 4.8% 3/19/2033	150,000	146,259
Bunge Ltd Finance Corp 5.15% 3/19/2036	250,000	242,118
Campbell's Company/The 2.375% 4/24/2030	100,000	90,282
Campbell's Company/The 4.15% 3/15/2028	410,000	405,615
Campbell's Company/The 4.55% 3/21/2031	50,000	48,247
Campbell's Company/The 4.8% 3/15/2048	250,000	196,323
Campbell's Company/The 5.4% 3/21/2034	520,000	501,843
Conagra Brands Inc 4.85% 11/1/2028	510,000	507,887
Conagra Brands Inc 5% 8/1/2030	400,000	394,643
Conagra Brands Inc 5.3% 11/1/2038	121,000	111,403
Conagra Brands Inc 5.4% 11/1/2048	300,000	255,342
Conagra Brands Inc 5.4% 8/1/2031	150,000	149,490
Conagra Brands Inc 5.75% 8/1/2035	200,000	197,449
General Mills Inc 3% 2/1/2051	110,000	67,811
General Mills Inc 4.2% 4/17/2028	200,000	198,349
General Mills Inc 4.875% 1/30/2030	520,000	518,178
General Mills Inc 4.95% 3/29/2033	350,000	342,340
Hershey Co/The 1.7% 6/1/2030	340,000	303,217
Hershey Co/The 2.65% 6/1/2050	55,000	32,342
Hormel Foods Corp 1.8% 6/11/2030	200,000	178,709
Ingredion Inc 3.2% 10/1/2026	270,000	269,744
JBS NV/JBS USA Foods Group Holdings Inc/JBS USA Food Co Holdings 3% 5/15/2032	100,000	88,076
JBS NV/JBS USA Foods Group Holdings Inc/JBS USA Food Co Holdings 5.5% 1/15/2036	600,000	584,191
JBS NV/JBS USA Foods Group Holdings Inc/JBS USA Food Co Holdings 5.75% 4/1/2033	650,000	659,262
JBS NV/JBS USA Foods Group Holdings Inc/JBS USA Food Co Holdings 6.25% 3/1/2056	180,000	169,317
JBS NV/JBS USA Foods Group Holdings Inc/JBS USA Food Co Holdings 6.375% 2/25/2055	60,000	57,315
JBS NV/JBS USA Foods Group Holdings Inc/JBS USA Food Co Holdings 6.4% 5/10/2057 (e)	350,000	335,668
JBS NV/JBS USA Foods Group Holdings Inc/JBS USA Food Co Holdings 6.5% 12/1/2052	280,000	271,395
JBS NV/JBS USA Foods Group Holdings Inc/JBS USA Food Co Holdings 6.75% 3/15/2034	34,000	36,335
JBS NV/JBS USA Foods Group Holdings Inc/JBS USA Food Co Holdings 7.25% 11/15/2053	170,000	179,746
JM Smucker Co 4.25% 3/15/2035	200,000	182,849
JM Smucker Co 6.2% 11/15/2033	100,000	104,937
JM Smucker Co 6.5% 11/15/2043	270,000	283,524
Kellanova 2.1% 6/1/2030	160,000	144,679
Kellanova 7.45% 4/1/2031	110,000	120,668
Kraft Heinz Foods Co 3.75% 4/1/2030	800,000	765,789
Kraft Heinz Foods Co 4.375% 6/1/2046	11,000	8,560
Kraft Heinz Foods Co 4.625% 10/1/2039	100,000	86,584
Kraft Heinz Foods Co 4.875% 10/1/2049	190,000	154,752
Kraft Heinz Foods Co 5% 6/4/2042	100,000	87,527
Kraft Heinz Foods Co 5.2% 3/15/2032	330,000	329,096
Kraft Heinz Foods Co 5.2% 7/15/2045	80,000	69,461
Kraft Heinz Foods Co 5.5% 6/1/2050	590,000	521,209
McCormick & Co Inc/MD 1.85% 2/15/2031	260,000	227,030
Mondelez International Inc 1.875% 10/15/2032	370,000	311,651
Mondelez International Inc 2.75% 4/13/2030	190,000	176,261
Mondelez International Inc 4.25% 5/6/2028	760,000	754,819
Pilgrim's Pride Corp 4.25% 4/15/2031	140,000	133,197
Pilgrim's Pride Corp 6.25% 7/1/2033	85,000	87,829
Tyson Foods Inc 4.35% 3/1/2029	255,000	252,140
Tyson Foods Inc 4.55% 6/2/2047	100,000	81,777
Tyson Foods Inc 4.875% 8/15/2034	80,000	76,609
Tyson Foods Inc 4.95% 2/20/2036	100,000	95,080
Tyson Foods Inc 5.1% 9/28/2048	250,000	217,564
		13,735,931
Household Products - 0.1%
Church & Dwight Co Inc 3.95% 8/1/2047	150,000	114,265
Colgate-Palmolive Co 3.1% 8/15/2027	410,000	405,808
Colgate-Palmolive Co 3.25% 8/15/2032	130,000	119,883
Colgate-Palmolive Co 3.7% 8/1/2047	140,000	105,081
Kimberly-Clark Corp 1.05% 9/15/2027	184,000	177,939
Kimberly-Clark Corp 2.875% 2/7/2050	130,000	81,611
Kimberly-Clark Corp 3.2% 4/25/2029	260,000	250,020
Kimberly-Clark Corp 3.2% 7/30/2046	100,000	68,744
Kimberly-Clark Corp 6.625% 8/1/2037	140,000	155,074
Procter & Gamble Co/The 1.2% 10/29/2030	710,000	616,740
Procter & Gamble Co/The 1.95% 4/23/2031	1,250,000	1,107,227
Procter & Gamble Co/The 3% 3/25/2030	100,000	94,594
Procter & Gamble Co/The 3.6% 3/25/2050	160,000	118,727
Procter & Gamble Co/The 4.1% 11/3/2032	400,000	385,410
Procter & Gamble Co/The 4.55% 1/29/2034	280,000	273,753
		4,074,876
Personal Care Products - 0.1%
Estee Lauder Cos Inc/The 1.95% 3/15/2031	330,000	288,946
Estee Lauder Cos Inc/The 2.375% 12/1/2029	220,000	203,540
Estee Lauder Cos Inc/The 3.125% 12/1/2049	130,000	82,772
Estee Lauder Cos Inc/The 3.15% 3/15/2027	260,000	258,363
Estee Lauder Cos Inc/The 5% 2/14/2034	260,000	254,564
Estee Lauder Cos Inc/The 6% 5/15/2037	250,000	260,513
Kenvue Inc 4.85% 5/22/2032	250,000	247,564
Kenvue Inc 4.9% 3/22/2033	260,000	256,325
Kenvue Inc 5.05% 3/22/2028	140,000	140,890
Kenvue Inc 5.05% 3/22/2053	200,000	173,900
Kenvue Inc 5.2% 3/22/2063	160,000	138,064
		2,305,441
Tobacco - 0.2%
Altria Group Inc 2.45% 2/4/2032	520,000	452,380
Altria Group Inc 3.4% 2/4/2041	180,000	132,831
Altria Group Inc 3.4% 5/6/2030	100,000	94,629
Altria Group Inc 3.7% 2/4/2051	300,000	200,056
Altria Group Inc 3.875% 9/16/2046	374,000	266,722
Altria Group Inc 4.5% 8/6/2030	500,000	491,814
Altria Group Inc 4.8% 2/14/2029	30,000	29,997
Altria Group Inc 5.8% 2/14/2039	510,000	502,251
Altria Group Inc 5.95% 2/14/2049	240,000	227,157
Altria Group Inc 6.875% 11/1/2033	370,000	401,953
Philip Morris International Inc 3.875% 10/27/2028	1,300,000	1,279,078
Philip Morris International Inc 4.125% 3/4/2043	330,000	266,852
Philip Morris International Inc 4.125% 4/28/2028	860,000	852,729
Philip Morris International Inc 4.25% 11/10/2044	110,000	89,173
Philip Morris International Inc 4.625% 10/29/2035	400,000	375,772
Philip Morris International Inc 4.625% 11/1/2029	140,000	139,198
Philip Morris International Inc 4.875% 11/15/2043	224,000	196,965
Philip Morris International Inc 4.875% 2/15/2028	170,000	170,620
Philip Morris International Inc 4.9% 11/1/2034	640,000	621,919
Philip Morris International Inc 5.125% 11/17/2027	170,000	171,100
Philip Morris International Inc 5.125% 2/15/2030	520,000	523,230
Philip Morris International Inc 5.375% 2/15/2033	480,000	484,329
Philip Morris International Inc 5.75% 11/17/2032	120,000	123,577
		8,094,332
TOTAL CONSUMER STAPLES		50,503,174
Energy - 1.5%
Energy Equipment & Services - 0.0%
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc 3.138% 11/7/2029	230,000	218,503
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc 4.08% 12/15/2047	390,000	299,364
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc 4.35% 6/15/2031	750,000	726,704
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc 5% 6/15/2036	190,000	182,482
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc 5.85% 6/15/2056	250,000	238,837
Halliburton Co 2.92% 3/1/2030	920,000	859,273
Halliburton Co 4.75% 8/1/2043	50,000	42,732
Halliburton Co 5% 11/15/2045	460,000	400,883
Halliburton Co 6.7% 9/15/2038	100,000	107,527
Halliburton Co 7.45% 9/15/2039	120,000	136,438
NOV Inc 3.6% 12/1/2029	280,000	268,332
NOV Inc 3.95% 12/1/2042	50,000	38,110
		3,519,185
Oil, Gas & Consumable Fuels - 1.5%
APA Corp 5.25% 2/1/2042	107,000	92,134
APA Corp 6.75% 2/15/2055	80,000	82,166
Boardwalk Pipelines LP 4.45% 7/15/2027	140,000	139,861
Boardwalk Pipelines LP 5.625% 8/1/2034	120,000	120,287
Burlington Resources LLC 5.95% 10/15/2036	110,000	114,495
Cheniere Corpus Christi Holdings LLC 2.742% 12/31/2039	160,000	134,524
Cheniere Energy Inc 5.65% 4/15/2034	390,000	393,431
Cheniere Energy Inc 6% 7/30/2056 (e)	130,000	125,383
Cheniere Energy Partners LP 3.25% 1/31/2032	160,000	144,925
Cheniere Energy Partners LP 4% 3/1/2031	280,000	267,037
Cheniere Energy Partners LP 5.35% 11/30/2036 (e)	500,000	486,261
Cheniere Energy Partners LP 5.75% 8/15/2034	180,000	182,455
Chevron Corp 2.236% 5/11/2030	70,000	64,065
Chevron Corp 2.978% 5/11/2040	70,000	52,778
Chevron Corp 3.078% 5/11/2050	70,000	45,008
Chevron USA Inc 4.3% 10/15/2030	1,270,000	1,251,740
Chevron USA Inc 4.95% 8/15/2047	100,000	90,275
Chevron USA Inc 5.05% 11/15/2044	70,000	65,041
Columbia Pipeline Group Inc 5.8% 6/1/2045	50,000	47,735
ConocoPhillips 6.5% 2/1/2039	120,000	130,041
ConocoPhillips Co 3.8% 3/15/2052	100,000	70,824
ConocoPhillips Co 4.025% 3/15/2062	230,000	160,578
ConocoPhillips Co 4.7% 1/15/2030	2,130,000	2,121,384
ConocoPhillips Co 5% 1/15/2035	290,000	284,570
ConocoPhillips Co 5.05% 9/15/2033	50,000	49,883
ConocoPhillips Co 5.3% 5/15/2053	130,000	116,305
ConocoPhillips Co 5.5% 1/15/2055	370,000	340,979
ConocoPhillips Co 5.55% 3/15/2054	50,000	46,327
ConocoPhillips Co 5.65% 1/15/2065	210,000	194,271
ConocoPhillips Co 5.7% 9/15/2063	230,000	213,991
Continental Resources Inc/OK 4.375% 1/15/2028	300,000	297,709
Continental Resources Inc/OK 4.9% 6/1/2044	60,000	48,308
DCP Midstream Operating LP 5.6% 4/1/2044	80,000	75,697
Devon Energy Corp 5% 6/15/2045	315,000	275,048
Devon Energy Corp 5.2% 9/15/2034	170,000	167,579
Devon Energy Corp 5.4% 2/15/2035 (e)	470,000	466,719
Devon Energy Corp 5.6% 7/15/2041	100,000	95,802
Devon Energy Corp 5.75% 9/15/2054	110,000	103,146
Devon Energy Corp 5.9% 2/15/2055 (e)	100,000	95,389
Diamondback Energy Inc 5.15% 1/30/2030	2,480,000	2,496,964
Diamondback Energy Inc 5.9% 4/18/2064	480,000	454,992
Eastern Gas Transmission & Storage Inc 3.9% 11/15/2049	90,000	63,501
Enbridge Energy Partners LP 7.375% 10/15/2045	210,000	234,260
Energy Transfer LP 3.75% 5/15/2030	390,000	372,505
Energy Transfer LP 4.4% 3/15/2027	170,000	169,946
Energy Transfer LP 4.55% 1/15/2031	620,000	606,049
Energy Transfer LP 4.95% 6/15/2028	567,000	568,543
Energy Transfer LP 5% 5/15/2050	330,000	270,317
Energy Transfer LP 5.25% 4/15/2029	1,300,000	1,311,352
Energy Transfer LP 5.3% 4/15/2047	50,000	43,638
Energy Transfer LP 5.35% 1/15/2036	120,000	117,080
Energy Transfer LP 5.4% 10/1/2047	80,000	70,319
Energy Transfer LP 5.7% 4/1/2035	500,000	502,240
Energy Transfer LP 5.8% 6/15/2038	260,000	258,305
Energy Transfer LP 6% 6/15/2048	330,000	310,951
Energy Transfer LP 6.05% 9/1/2054	110,000	103,396
Energy Transfer LP 6.125% 12/15/2045	230,000	221,630
Energy Transfer LP 6.2% 4/1/2055	300,000	287,526
Energy Transfer LP 6.25% 4/15/2049	130,000	125,975
Energy Transfer LP 6.3% 1/15/2056	610,000	594,620
Energy Transfer LP 6.4% 12/1/2030	100,000	104,758
Energy Transfer LP 6.55% 12/1/2033	220,000	233,629
Energy Transfer LP 6.625% 10/15/2036	280,000	296,340
Energy Transfer LP 7.5% 7/1/2038	210,000	236,018
Enterprise Products Operating LLC 2.8% 1/31/2030	560,000	524,097
Enterprise Products Operating LLC 3.2% 2/15/2052	290,000	183,473
Enterprise Products Operating LLC 3.3% 2/15/2053	100,000	64,183
Enterprise Products Operating LLC 3.95% 2/15/2027	214,000	213,539
Enterprise Products Operating LLC 4.2% 1/31/2050	370,000	285,262
Enterprise Products Operating LLC 4.25% 2/15/2048	270,000	212,082
Enterprise Products Operating LLC 4.45% 2/15/2043	100,000	84,623
Enterprise Products Operating LLC 4.6% 1/15/2031	600,000	591,549
Enterprise Products Operating LLC 4.8% 2/1/2049	56,000	47,449
Enterprise Products Operating LLC 4.85% 8/15/2042	170,000	151,627
Enterprise Products Operating LLC 4.95% 2/15/2035	130,000	126,919
Enterprise Products Operating LLC 5.2% 1/15/2036	830,000	814,929
Enterprise Products Operating LLC 5.35% 1/31/2033	500,000	505,041
Enterprise Products Operating LLC 5.55% 2/16/2055	550,000	513,386
Enterprise Products Operating LLC 7.55% 4/15/2038	120,000	138,678
EOG Resources Inc 4.4% 1/15/2031	300,000	293,016
EOG Resources Inc 4.95% 4/15/2050	200,000	172,269
EOG Resources Inc 5% 7/15/2032	200,000	198,879
EOG Resources Inc 5.35% 1/15/2036	200,000	197,917
EOG Resources Inc 5.65% 12/1/2054	180,000	169,396
EQT Corp 4.75% 1/15/2031	500,000	491,301
EQT Corp 5.7% 4/1/2028	154,000	156,079
EQT Corp 5.75% 2/1/2034	110,000	110,926
Expand Energy Corp 5.375% 3/15/2030	240,000	240,834
Exxon Mobil Corp 2.61% 10/15/2030	500,000	460,784
Exxon Mobil Corp 2.995% 8/16/2039	450,000	347,504
Exxon Mobil Corp 3.452% 4/15/2051	760,000	521,176
Exxon Mobil Corp 4.114% 3/1/2046	200,000	160,014
Exxon Mobil Corp 4.227% 3/19/2040	300,000	263,184
Exxon Mobil Corp 4.327% 3/19/2050	100,000	79,974
Hess Corp 5.6% 2/15/2041	190,000	187,432
Hess Corp 5.8% 4/1/2047	100,000	98,446
Hess Corp 7.125% 3/15/2033	170,000	188,144
Hess Corp 7.3% 8/15/2031	200,000	219,720
HF Sinclair Corp 5.5% 9/1/2032	220,000	219,489
Kinder Morgan Energy Partners LP 6.55% 9/15/2040	100,000	104,651
Kinder Morgan Energy Partners LP 6.95% 1/15/2038	200,000	218,234
Kinder Morgan Energy Partners LP 7.3% 8/15/2033	530,000	585,737
Kinder Morgan Inc 3.6% 2/15/2051	270,000	181,394
Kinder Morgan Inc 4.8% 2/1/2033	600,000	584,399
Kinder Morgan Inc 5.05% 2/15/2046	50,000	43,427
Kinder Morgan Inc 5.15% 6/1/2030	770,000	776,442
Kinder Morgan Inc 5.2% 3/1/2048	264,000	230,893
Kinder Morgan Inc 5.45% 8/1/2052	210,000	187,462
Kinder Morgan Inc 5.55% 6/1/2045	300,000	277,924
Kinder Morgan Inc 5.55% 8/1/2036	500,000	495,758
Kinder Morgan Inc 5.85% 6/1/2035	150,000	153,177
Kinder Morgan Inc 5.95% 8/1/2054	100,000	96,236
Marathon Petroleum Corp 4.5% 4/1/2048	280,000	220,883
Marathon Petroleum Corp 5.15% 3/1/2030	290,000	291,841
Marathon Petroleum Corp 5.7% 3/1/2035	290,000	292,819
Marathon Petroleum Corp 6.5% 3/1/2041	50,000	52,278
MPLX LP 2.65% 8/15/2030	150,000	137,028
MPLX LP 4.125% 3/1/2027	60,000	59,968
MPLX LP 4.5% 4/15/2038	570,000	504,314
MPLX LP 4.7% 4/15/2048	226,000	182,279
MPLX LP 4.8% 2/15/2031	150,000	147,700
MPLX LP 4.95% 9/1/2032	130,000	127,447
MPLX LP 5% 3/1/2033	500,000	488,995
MPLX LP 5.2% 12/1/2047	200,000	173,909
MPLX LP 5.4% 9/15/2035	590,000	578,007
MPLX LP 5.5% 2/15/2049	100,000	88,936
MPLX LP 5.65% 3/1/2053	100,000	90,202
MPLX LP 6.2% 9/15/2055	450,000	437,094
Occidental Petroleum Corp 4.2% 3/15/2048	450,000	349,067
Occidental Petroleum Corp 5.55% 10/1/2034	440,000	443,809
Occidental Petroleum Corp 6.05% 10/1/2054	150,000	146,950
Occidental Petroleum Corp 6.45% 9/15/2036	190,000	200,417
Occidental Petroleum Corp 6.625% 9/1/2030	569,000	596,866
Occidental Petroleum Corp 7.5% 5/1/2031	570,000	623,152
ONEOK Inc 3.25% 6/1/2030	150,000	140,422
ONEOK Inc 3.95% 3/1/2050	35,000	24,579
ONEOK Inc 4% 7/13/2027	80,000	79,628
ONEOK Inc 4.25% 9/24/2027	90,000	89,755
ONEOK Inc 4.4% 10/15/2029	810,000	796,953
ONEOK Inc 4.45% 9/1/2049	150,000	116,900
ONEOK Inc 4.75% 10/15/2031	370,000	361,895
ONEOK Inc 4.85% 2/1/2049	130,000	106,806
ONEOK Inc 5.05% 11/1/2034	660,000	636,729
ONEOK Inc 5.2% 7/15/2048	22,000	18,908
ONEOK Inc 5.65% 11/1/2028	60,000	61,023
ONEOK Inc 5.65% 9/1/2034	100,000	100,346
ONEOK Inc 5.7% 11/1/2054	180,000	163,852
ONEOK Inc 5.85% 11/1/2064	230,000	207,190
ONEOK Inc 6.1% 11/15/2032	340,000	352,264
ONEOK Inc 6.25% 10/15/2055	340,000	333,683
ONEOK Inc 6.625% 9/1/2053	130,000	133,058
ONEOK Inc 7.15% 1/15/2051	150,000	161,252
ONEOK Partners LP 6.65% 10/1/2036	350,000	374,920
Ovintiv Inc 6.25% 7/15/2033	130,000	135,862
Ovintiv Inc 6.5% 2/1/2038	220,000	229,843
Ovintiv Inc 6.625% 8/15/2037	100,000	106,354
Ovintiv Inc 7.1% 7/15/2053	40,000	43,392
Phillips 66 3.3% 3/15/2052	440,000	279,184
Phillips 66 3.9% 3/15/2028	380,000	376,686
Phillips 66 4.65% 11/15/2034	220,000	209,921
Phillips 66 Co 4.68% 2/15/2045	100,000	83,783
Phillips 66 Co 4.95% 3/15/2035	110,000	107,165
Phillips 66 Co 5.25% 6/15/2031	1,600,000	1,624,480
Phillips 66 Co 5.5% 3/15/2055	100,000	90,426
Phillips 66 Co 5.65% 6/15/2054	130,000	120,473
Pioneer Natural Resources Co 1.9% 8/15/2030	210,000	187,519
Plains All American Pipeline LP / PAA Finance Corp 3.8% 9/15/2030	760,000	724,179
Plains All American Pipeline LP / PAA Finance Corp 4.7% 6/15/2044	90,000	75,415
Plains All American Pipeline LP / PAA Finance Corp 5.6% 1/15/2036	569,000	560,667
Sabine Pass Liquefaction LLC 4.5% 5/15/2030	420,000	412,914
Schlumberger Investment SA 4.55% 5/7/2031	200,000	196,136
Schlumberger Investment SA 5.15% 5/7/2036	400,000	391,408
Shell Finance US Inc 2.375% 11/7/2029	1,470,000	1,370,922
Shell Finance US Inc 3% 11/26/2051	100,000	61,684
Shell Finance US Inc 3.125% 11/7/2049	100,000	64,570
Shell Finance US Inc 3.25% 4/6/2050	410,000	271,316
Shell Finance US Inc 3.75% 9/12/2046	106,000	78,955
Shell Finance US Inc 4% 5/10/2046	100,000	77,425
Shell Finance US Inc 4.125% 11/6/2030	340,000	331,267
Shell Finance US Inc 4.375% 5/11/2045	160,000	131,563
Shell Finance US Inc 4.55% 8/12/2043	430,000	367,149
Shell Finance US Inc 4.75% 1/6/2036	170,000	163,153
Shell Finance US Inc 5.5% 3/25/2040	190,000	187,515
Shell International Finance BV 2.5% 9/12/2026	270,000	269,806
Shell International Finance BV 2.875% 11/26/2041	440,000	311,611
Targa Resources Corp 4.2% 2/1/2033	130,000	121,475
Targa Resources Corp 4.35% 1/15/2029	100,000	98,994
Targa Resources Corp 4.35% 4/15/2031	220,000	213,007
Targa Resources Corp 4.9% 9/15/2030	180,000	178,647
Targa Resources Corp 5.4% 7/30/2036	280,000	272,182
Targa Resources Corp 6.05% 5/15/2056	100,000	95,212
Targa Resources Corp 6.125% 3/15/2033	250,000	259,031
Targa Resources Corp 6.125% 5/15/2055	190,000	183,442
Targa Resources Corp 6.5% 2/15/2053	190,000	192,456
Targa Resources Partners LP / Targa Resources Partners Finance Corp 4% 1/15/2032	460,000	432,712
Tennessee Gas Pipeline Co LLC 7% 10/15/2028	630,000	657,233
Transcontinental Gas Pipe Line Co LLC 3.25% 5/15/2030	1,105,000	1,041,835
Transcontinental Gas Pipe Line Co LLC 3.95% 5/15/2050	100,000	72,972
Transcontinental Gas Pipe Line Co LLC 4.6% 3/15/2048	190,000	155,358
Transcontinental Gas Pipe Line Co LLC 5.1% 3/15/2036	210,000	203,144
Transcontinental Gas Pipe Line Co LLC 5.75% 3/15/2056	100,000	93,772
Valero Energy Corp 3.4% 9/15/2026	110,000	109,948
Valero Energy Corp 3.65% 12/1/2051	210,000	142,203
Valero Energy Corp 4.35% 6/1/2028	70,000	69,655
Valero Energy Corp 5.15% 3/10/2036	500,000	483,360
Valero Energy Corp 6.625% 6/15/2037	200,000	215,728
Valero Energy Partners LP 4.5% 3/15/2028	270,000	268,813
Western Gas Partners LP 4.05% 2/1/2030 (f)	230,000	221,880
Western Gas Partners LP 5.3% 3/1/2048	150,000	127,723
Western Gas Partners LP 5.5% 12/15/2035	550,000	534,784
Western Gas Partners LP 5.7% 7/1/2036	200,000	196,944
Western Gas Partners LP 6.15% 4/1/2033	110,000	113,423
Williams Cos Inc/The 2.6% 3/15/2031	210,000	188,215
Williams Cos Inc/The 3.5% 10/15/2051	350,000	231,254
Williams Cos Inc/The 3.5% 11/15/2030	300,000	281,295
Williams Cos Inc/The 3.75% 6/15/2027	460,000	457,514
Williams Cos Inc/The 4.85% 3/1/2048	50,000	41,689
Williams Cos Inc/The 4.9% 1/15/2045	100,000	85,697
Williams Cos Inc/The 5.1% 9/15/2045	100,000	87,725
Williams Cos Inc/The 5.15% 3/15/2034	130,000	127,106
Williams Cos Inc/The 5.3% 9/30/2035	200,000	194,960
Williams Cos Inc/The 5.6% 3/15/2035	220,000	219,465
Williams Cos Inc/The 5.65% 3/15/2033	330,000	333,973
Williams Cos Inc/The 5.8% 11/15/2043	100,000	96,276
Williams Cos Inc/The 5.95% 3/15/2056	400,000	379,073
Williams Cos Inc/The Series A, 7.5% 1/15/2031	205,000	224,878
		62,319,980
TOTAL ENERGY		65,839,165
Financials - 6.4%
Banks - 2.6%
Bank of America Corp 2.087% 6/14/2029 (d)	1,210,000	1,153,971
Bank of America Corp 2.299% 7/21/2032 (d)	110,000	96,139
Bank of America Corp 2.482% 9/21/2036 (d)	320,000	276,019
Bank of America Corp 2.572% 10/20/2032 (d)	1,690,000	1,490,043
Bank of America Corp 2.651% 3/11/2032 (d)	340,000	305,238
Bank of America Corp 2.676% 6/19/2041 (d)	1,480,000	1,035,059
Bank of America Corp 2.687% 4/22/2032 (d)	2,030,000	1,818,988
Bank of America Corp 2.831% 10/24/2051 (d)	140,000	83,322
Bank of America Corp 2.972% 2/4/2033 (d)	250,000	222,747
Bank of America Corp 2.972% 7/21/2052 (d)	220,000	135,463
Bank of America Corp 3.194% 7/23/2030 (d)	270,000	257,248
Bank of America Corp 3.311% 4/22/2042 (d)	100,000	74,609
Bank of America Corp 3.419% 12/20/2028 (d)	735,000	723,277
Bank of America Corp 3.946% 1/23/2049 (d)	360,000	269,196
Bank of America Corp 3.97% 3/5/2029 (d)	780,000	770,682
Bank of America Corp 3.974% 2/7/2030 (d)	825,000	807,721
Bank of America Corp 4.078% 4/23/2040 (d)	100,000	84,965
Bank of America Corp 4.083% 3/20/2051 (d)	100,000	75,513
Bank of America Corp 4.244% 4/24/2038 (d)	480,000	427,149
Bank of America Corp 4.271% 7/23/2029 (d)	360,000	356,544
Bank of America Corp 4.33% 3/15/2050 (d)	200,000	157,379
Bank of America Corp 4.376% 4/27/2028 (d)	1,000,000	998,631
Bank of America Corp 4.623% 5/9/2029 (d)	2,010,000	2,005,637
Bank of America Corp 5% 1/21/2044	235,000	211,797
Bank of America Corp 5.045% 2/6/2037 (d)	2,600,000	2,496,710
Bank of America Corp 5.202% 4/25/2029 (d)	200,000	201,329
Bank of America Corp 5.425% 8/15/2035 (d)	600,000	589,209
Bank of America Corp 5.464% 5/9/2036 (d)	1,010,000	1,005,214
Bank of America Corp 5.489% 4/23/2037 (d)	700,000	679,605
Bank of America Corp 5.511% 1/24/2036 (d)	700,000	699,084
Bank of America Corp 5.518% 10/25/2035 (d)	240,000	237,106
Bank of America Corp 5.744% 2/12/2036 (d)	140,000	139,460
Bank of America Corp 5.872% 9/15/2034 (d)	560,000	575,873
Bank of America Corp 6.11% 1/29/2037	508,000	520,499
Bank of America Corp 6.204% 11/10/2028 (d)	400,000	407,048
Bank of America Corp 6.22% 9/15/2026	480,000	480,361
Bank of America Corp 7.75% 5/14/2038	120,000	138,804
Citibank NA 4.838% 8/6/2029	510,000	511,858
Citibank NA 5.803% 9/29/2028	2,000,000	2,046,152
Citigroup Inc 2.561% 5/1/2032 (d)	600,000	533,245
Citigroup Inc 2.572% 6/3/2031 (d)	380,000	346,907
Citigroup Inc 3.07% 2/24/2028 (d)	610,000	605,721
Citigroup Inc 3.2% 10/21/2026	80,000	79,892
Citigroup Inc 3.52% 10/27/2028 (d)	2,060,000	2,033,431
Citigroup Inc 3.785% 3/17/2033 (d)	100,000	92,733
Citigroup Inc 3.878% 1/24/2039 (d)	470,000	396,407
Citigroup Inc 3.887% 1/10/2028 (d)	140,000	139,696
Citigroup Inc 3.98% 3/20/2030 (d)	150,000	146,486
Citigroup Inc 4.075% 4/23/2029 (d)	770,000	761,531
Citigroup Inc 4.125% 7/25/2028	440,000	434,732
Citigroup Inc 4.45% 9/29/2027	1,185,000	1,182,684
Citigroup Inc 4.503% 9/11/2031 (d)	1,300,000	1,268,396
Citigroup Inc 4.65% 7/30/2045	267,000	225,713
Citigroup Inc 4.75% 5/18/2046	518,000	426,031
Citigroup Inc 4.952% 5/7/2031 (d)	500,000	496,946
Citigroup Inc 5.174% 9/11/2036 (d)	2,040,000	1,982,031
Citigroup Inc 5.316% 3/26/2041 (d)	500,000	477,827
Citigroup Inc 5.333% 3/27/2036 (d)	1,000,000	984,359
Citigroup Inc 5.449% 6/11/2035 (d)	300,000	299,087
Citigroup Inc 5.827% 2/13/2035 (d)	380,000	379,088
Citigroup Inc 5.875% 1/30/2042	100,000	99,572
Citigroup Inc 5.875% 2/22/2033	310,000	316,272
Citigroup Inc 6.27% 11/17/2033 (d)	100,000	104,853
Citigroup Inc 6.625% 6/15/2032	200,000	212,919
Citigroup Inc 6.675% 9/13/2043	200,000	212,282
Citizens Bank NA/Providence RI 4.192% 1/29/2029 (d)	500,000	495,532
Citizens Financial Group Inc 2.5% 2/6/2030	190,000	174,217
Citizens Financial Group Inc 5.253% 3/5/2031 (d)	260,000	260,099
Citizens Financial Group Inc 5.299% 1/29/2036 (d)	100,000	97,594
Citizens Financial Group Inc 5.641% 5/21/2037 (d)	70,000	68,973
Citizens Financial Group Inc 5.718% 7/23/2032 (d)	400,000	404,921
Fifth Third Bancorp 2.55% 5/5/2027	100,000	98,832
Fifth Third Bancorp 3.95% 3/14/2028	50,000	49,410
Fifth Third Bancorp 4.337% 4/25/2033 (d)	50,000	47,341
Fifth Third Bancorp 4.566% 4/29/2032 (d)	200,000	193,830
Fifth Third Bancorp 4.772% 7/28/2030 (d)	170,000	168,762
Fifth Third Bancorp 5.141% 1/29/2037 (d)	120,000	114,783
Fifth Third Bancorp 6.339% 7/27/2029 (d)	290,000	298,034
Fifth Third Bancorp 6.361% 10/27/2028 (d)	380,000	386,485
Fifth Third Bancorp 8.25% 3/1/2038	130,000	154,102
Fifth Third Bancorp U.S. SOFR Index + 2.155%, 5.982% 1/30/2030 (d)(e)(g)	140,000	142,924
Huntington Bancshares Inc/OH 2.487% 8/15/2036 (d)	190,000	162,040
Huntington Bancshares Inc/OH 2.55% 2/4/2030	310,000	284,436
Huntington Bancshares Inc/OH 4.443% 8/4/2028 (d)	290,000	289,057
Huntington Bancshares Inc/OH 4.623% 1/28/2032 (d)	300,000	291,501
Huntington Bancshares Inc/OH 5.272% 1/15/2031 (d)	350,000	350,864
Huntington Bancshares Inc/OH 6.208% 8/21/2029 (d)	100,000	102,387
JPMorgan Chase & Co 1.47% 9/22/2027 (d)	360,000	359,432
JPMorgan Chase & Co 1.953% 2/4/2032 (d)	300,000	262,157
JPMorgan Chase & Co 2.069% 6/1/2029 (d)	340,000	324,645
JPMorgan Chase & Co 2.525% 11/19/2041 (d)	340,000	231,168
JPMorgan Chase & Co 2.545% 11/8/2032 (d)	1,080,000	949,280
JPMorgan Chase & Co 2.58% 4/22/2032 (d)	300,000	267,783
JPMorgan Chase & Co 2.739% 10/15/2030 (d)	570,000	533,278
JPMorgan Chase & Co 2.95% 10/1/2026	190,000	189,834
JPMorgan Chase & Co 2.956% 5/13/2031 (d)	360,000	333,827
JPMorgan Chase & Co 2.963% 1/25/2033 (d)	630,000	562,478
JPMorgan Chase & Co 3.109% 4/22/2041 (d)	220,000	164,754
JPMorgan Chase & Co 3.109% 4/22/2051 (d)	50,000	31,816
JPMorgan Chase & Co 3.328% 4/22/2052 (d)	1,430,000	942,949
JPMorgan Chase & Co 3.702% 5/6/2030 (d)	240,000	232,512
JPMorgan Chase & Co 3.897% 1/23/2049 (d)	350,000	261,165
JPMorgan Chase & Co 4.323% 4/26/2028 (d)	550,000	548,948
JPMorgan Chase & Co 4.347% 1/22/2032 (d)	300,000	290,354
JPMorgan Chase & Co 4.408% 4/23/2030 (d)	2,000,000	1,973,063
JPMorgan Chase & Co 4.452% 12/5/2029 (d)	630,000	624,881
JPMorgan Chase & Co 4.586% 4/26/2033 (d)	1,230,000	1,191,223
JPMorgan Chase & Co 4.603% 10/22/2030 (d)	880,000	870,304
JPMorgan Chase & Co 4.81% 10/22/2036 (d)	1,000,000	947,522
JPMorgan Chase & Co 4.85% 2/1/2044	100,000	88,664
JPMorgan Chase & Co 4.864% 7/23/2030 (d)	1,650,000	1,645,069
JPMorgan Chase & Co 4.898% 1/22/2037 (d)	900,000	855,773
JPMorgan Chase & Co 4.95% 6/1/2045	290,000	255,047
JPMorgan Chase & Co 4.995% 7/22/2030 (d)	150,000	150,101
JPMorgan Chase & Co 5.103% 4/22/2031 (d)	230,000	230,199
JPMorgan Chase & Co 5.14% 1/24/2031 (d)	2,080,000	2,086,373
JPMorgan Chase & Co 5.148% 4/23/2037 (d)	1,200,000	1,160,849
JPMorgan Chase & Co 5.294% 7/22/2035 (d)	460,000	454,989
JPMorgan Chase & Co 5.35% 6/1/2034 (d)	1,700,000	1,701,220
JPMorgan Chase & Co 5.5% 10/15/2040	430,000	422,429
JPMorgan Chase & Co 5.534% 11/29/2045 (d)	370,000	352,755
JPMorgan Chase & Co 5.572% 4/22/2036 (d)	930,000	933,564
JPMorgan Chase & Co 5.576% 7/23/2036 (d)	260,000	258,768
JPMorgan Chase & Co 5.6% 7/15/2041	325,000	319,738
JPMorgan Chase & Co 5.625% 8/16/2043	247,000	240,336
JPMorgan Chase & Co 5.766% 4/22/2035 (d)	440,000	448,664
JPMorgan Chase & Co 8% 4/29/2027	1,060,000	1,086,119
JPMorgan Chase Bank NA 5.11% 12/8/2026	725,000	726,470
KeyCorp 2.25% 4/6/2027	280,000	276,510
KeyCorp 5.121% 4/4/2031 (d)	310,000	309,531
KeyCorp 5.305% 1/28/2037 (d)	133,000	127,722
KeyCorp 6.401% 3/6/2035 (d)	60,000	62,429
M&T Bank Corp 5.053% 1/27/2034 (d)	190,000	184,712
M&T Bank Corp 5.179% 7/8/2031 (d)	240,000	239,669
M&T Bank Corp 6.082% 3/13/2032 (d)	100,000	103,041
Manufacturers & Traders Trust Co 4.762% 7/6/2028 (d)	620,000	619,979
Morgan Stanley Private Bank NA 4.204% 11/17/2028 (d)	500,000	497,165
Morgan Stanley Private Bank NA 4.465% 11/19/2031 (d)	250,000	243,093
Morgan Stanley Private Bank NA 4.734% 7/18/2031 (d)	400,000	393,961
PNC Financial Services Group Inc/The 2.55% 1/22/2030	530,000	490,185
PNC Financial Services Group Inc/The 3.45% 4/23/2029	710,000	687,800
PNC Financial Services Group Inc/The 4.075% 1/26/2029 (d)	1,000,000	992,677
PNC Financial Services Group Inc/The 4.618% 10/26/2029 (d)	100,000	99,657
PNC Financial Services Group Inc/The 4.626% 6/6/2033 (d)	220,000	210,304
PNC Financial Services Group Inc/The 4.812% 10/21/2032 (d)	500,000	490,943
PNC Financial Services Group Inc/The 4.899% 5/13/2031 (d)	100,000	99,389
PNC Financial Services Group Inc/The 5.068% 1/24/2034 (d)	160,000	157,162
PNC Financial Services Group Inc/The 5.222% 1/29/2031 (d)	270,000	271,500
PNC Financial Services Group Inc/The 5.373% 7/21/2036 (d)	750,000	739,198
PNC Financial Services Group Inc/The 5.463% 7/21/2037 (d)	300,000	295,398
PNC Financial Services Group Inc/The 5.575% 1/29/2036 (d)	180,000	180,181
PNC Financial Services Group Inc/The 5.582% 6/12/2029 (d)	80,000	81,155
PNC Financial Services Group Inc/The 5.676% 1/22/2035 (d)	200,000	202,126
PNC Financial Services Group Inc/The 5.939% 8/18/2034 (d)	200,000	206,168
Regions Financial Corp 5.502% 9/6/2035 (d)	200,000	196,945
Regions Financial Corp 7.375% 12/10/2037	100,000	111,053
Santander Holdings USA Inc 4.4% 7/13/2027	110,000	109,799
Santander Holdings USA Inc 5.701% 6/5/2037 (d)	200,000	194,759
Santander Holdings USA Inc 5.741% 3/20/2031 (d)	150,000	151,928
Santander Holdings USA Inc 6.565% 6/12/2029 (d)	100,000	102,435
Santander Holdings USA Inc 7.66% 11/9/2031 (d)	430,000	464,870
Truist Bank 4.144% 1/27/2029 (d)	1,500,000	1,486,979
Truist Financial Corp 1.125% 8/3/2027	430,000	417,529
Truist Financial Corp 4.597% 1/27/2032 (d)	250,000	243,389
Truist Financial Corp 4.916% 7/28/2033 (d)	250,000	240,981
Truist Financial Corp 5.153% 8/5/2032 (d)	160,000	158,700
Truist Financial Corp 5.281% 4/23/2037 (d)	400,000	386,404
Truist Financial Corp 5.711% 1/24/2035 (d)	270,000	271,581
Truist Financial Corp 5.867% 6/8/2034 (d)	300,000	305,263
Truist Financial Corp 6.123% 10/28/2033 (d)	370,000	383,072
US Bancorp 2.491% 11/3/2036 (d)	200,000	172,350
US Bancorp 2.677% 1/27/2033 (d)	190,000	167,117
US Bancorp 3.15% 4/27/2027	810,000	804,685
US Bancorp 3.9% 4/26/2028	550,000	543,859
US Bancorp 4.481% 1/26/2032 (d)	140,000	136,241
US Bancorp 4.653% 2/1/2029 (d)	380,000	379,500
US Bancorp 4.839% 2/1/2034 (d)	490,000	474,992
US Bancorp 4.967% 7/22/2033 (d)	150,000	146,142
US Bancorp 5.033% 1/26/2037 (d)	330,000	316,681
US Bancorp 5.046% 2/12/2031 (d)	250,000	249,692
US Bancorp 5.424% 2/12/2036 (d)	160,000	158,999
US Bancorp 5.47% 7/27/2037 (d)	500,000	494,382
US Bancorp 5.775% 6/12/2029 (d)	100,000	101,690
US Bancorp 5.85% 10/21/2033 (d)	460,000	471,402
Wachovia Corp 5.5% 8/1/2035	350,000	344,667
Wells Fargo & Co 2.393% 6/2/2028 (d)	220,000	216,395
Wells Fargo & Co 3% 10/23/2026	710,000	708,797
Wells Fargo & Co 3.068% 4/30/2041 (d)	380,000	279,443
Wells Fargo & Co 3.9% 5/1/2045	1,100,000	838,477
Wells Fargo & Co 4.078% 9/15/2029 (d)	4,230,000	4,167,457
Wells Fargo & Co 4.15% 1/24/2029	3,440,000	3,394,196
Wells Fargo & Co 4.182% 1/23/2030 (d)	290,000	285,276
Wells Fargo & Co 4.3% 7/22/2027	2,480,000	2,475,556
Wells Fargo & Co 4.4% 6/14/2046	120,000	93,893
Wells Fargo & Co 4.611% 4/25/2053 (d)	1,160,000	930,717
Wells Fargo & Co 4.75% 12/7/2046	508,000	415,562
Wells Fargo & Co 4.897% 7/25/2033 (d)	300,000	293,475
Wells Fargo & Co 4.9% 11/17/2045	97,000	81,497
Wells Fargo & Co 4.96% 1/23/2037 (d)	350,000	333,309
Wells Fargo & Co 5.013% 4/4/2051 (d)	280,000	240,308
Wells Fargo & Co 5.15% 4/23/2031 (d)	1,300,000	1,302,311
Wells Fargo & Co 5.198% 1/23/2030 (d)	720,000	725,150
Wells Fargo & Co 5.375% 11/2/2043	100,000	90,926
Wells Fargo & Co 5.389% 4/24/2034 (d)	580,000	579,234
Wells Fargo & Co 5.433% 1/23/2047 (d)	290,000	267,150
Wells Fargo & Co 5.557% 7/25/2034 (d)	590,000	594,523
Wells Fargo & Co 5.574% 7/25/2029 (d)	900,000	912,272
Wells Fargo & Co 5.605% 4/23/2036 (d)	800,000	803,036
Wells Fargo & Co 5.606% 1/15/2044	360,000	335,660
Wells Fargo Bank NA 5.254% 12/11/2026	1,760,000	1,764,408
		109,529,883
Capital Markets - 1.8%
Affiliated Managers Group Inc 3.3% 6/15/2030	150,000	140,949
Ameriprise Financial Inc 5.15% 5/15/2033	70,000	69,714
Ameriprise Financial Inc 5.7% 12/15/2028	130,000	132,755
Apollo Debt Solutions BDC 6.55% 3/15/2032	250,000	251,361
Ares Capital Corp 2.875% 6/15/2028	320,000	307,325
Ares Capital Corp 3.2% 11/15/2031	150,000	130,731
Ares Capital Corp 5.100% 1/15/2031	20,000	19,262
Ares Capital Corp 5.25% 4/12/2031	110,000	106,371
Ares Capital Corp 5.5% 9/1/2030	190,000	186,703
Ares Capital Corp 5.55% 1/15/2030	300,000	297,056
Ares Capital Corp 5.8% 3/8/2032	130,000	128,122
Ares Capital Corp 5.95% 7/15/2029	190,000	191,389
Ares Capital Corp 7% 1/15/2027	90,000	90,677
Ares Management Corp 5.6% 10/11/2054	100,000	87,787
Ares Strategic Income Fund 4.85% 1/15/2029	260,000	255,408
Ares Strategic Income Fund 5.55% 4/15/2031	260,000	251,005
Ares Strategic Income Fund 5.6% 2/15/2030	360,000	353,704
Ares Strategic Income Fund 6.2% 3/21/2032	150,000	148,393
Bank of New York Mellon 4.729% 4/20/2029 (d)	380,000	380,504
Bank of New York Mellon Corp/The 1.8% 7/28/2031	170,000	146,899
Bank of New York Mellon Corp/The 1.9% 1/25/2029	245,000	229,611
Bank of New York Mellon Corp/The 4.54% 4/23/2032 (d)	500,000	488,325
Bank of New York Mellon Corp/The 4.543% 2/1/2029 (d)	560,000	559,414
Bank of New York Mellon Corp/The 4.596% 7/26/2030 (d)	100,000	99,366
Bank of New York Mellon Corp/The 4.706% 2/1/2034 (d)	110,000	106,543
Bank of New York Mellon Corp/The 4.942% 2/11/2031 (d)	150,000	149,796
Bank of New York Mellon Corp/The 4.975% 3/14/2030 (d)	150,000	150,595
Bank of New York Mellon Corp/The 5.085% 4/23/2037 (d)	300,000	290,469
Bank of New York Mellon Corp/The 5.188% 3/14/2035 (d)	260,000	257,434
Bank of New York Mellon Corp/The 5.316% 6/6/2036 (d)	440,000	436,686
Bank of New York Mellon Corp/The 6.317% 10/25/2029 (d)	500,000	515,214
Blackrock Finance Inc 2.1% 2/25/2032	650,000	559,963
Blackrock Finance Inc 2.4% 4/30/2030	550,000	504,853
Blackrock Inc 3.2% 3/15/2027	220,000	218,907
Blackrock Inc 3.25% 4/30/2029	180,000	173,914
Blackrock Inc 4.75% 5/25/2033	80,000	78,664
Blackrock Inc 5% 3/14/2034	100,000	98,986
Blackrock Inc 5.25% 3/14/2054	60,000	53,973
Blackrock Inc 5.35% 1/8/2055	320,000	290,982
Blackstone Private Credit Fund 3.25% 3/15/2027	140,000	138,721
Blackstone Private Credit Fund 5.05% 9/10/2030	130,000	124,540
Blackstone Private Credit Fund 5.25% 4/1/2030	150,000	145,145
Blackstone Private Credit Fund 5.35% 3/12/2031	150,000	143,992
Blackstone Private Credit Fund 5.95% 7/16/2029	280,000	279,906
Blackstone Private Credit Fund 6% 1/29/2032	160,000	156,925
Blackstone Private Credit Fund 6% 11/22/2034	90,000	85,765
Blackstone Private Credit Fund 6.25% 1/25/2031	50,000	49,804
Blackstone Private Credit Fund 7.3% 11/27/2028	50,000	51,555
Blackstone Secured Lending Fund 5.35% 4/13/2028	210,000	209,380
Blue Owl Capital Corp 2.875% 6/11/2028	270,000	256,653
Blue Owl Capital Corp 5.95% 3/15/2029	100,000	99,898
Blue Owl Credit Income Corp 5.8% 3/15/2030	145,000	141,462
Blue Owl Credit Income Corp 6.6% 9/15/2029	240,000	241,725
Blue Owl Credit Income Corp 6.65% 3/15/2031	190,000	190,500
Blue Owl Credit Income Corp 7.75% 1/15/2029	30,000	30,922
Cboe Global Markets Inc 1.625% 12/15/2030	130,000	113,033
Charles Schwab Corp/The 1.65% 3/11/2031	197,000	170,159
Charles Schwab Corp/The 2% 3/20/2028	120,000	115,363
Charles Schwab Corp/The 2.9% 3/3/2032	310,000	277,615
Charles Schwab Corp/The 3.2% 3/2/2027	910,000	905,621
Charles Schwab Corp/The 4.343% 11/14/2031 (d)	100,000	97,250
Charles Schwab Corp/The 4.744% 5/21/2030 (d)	730,000	727,288
Charles Schwab Corp/The 4.914% 11/14/2036 (d)	160,000	152,203
Charles Schwab Corp/The 5.493% 5/21/2037 (d)	240,000	236,591
Charles Schwab Corp/The 5.655% 8/12/2037 (d)	350,000	348,844
Charles Schwab Corp/The 6.136% 8/24/2034 (d)	370,000	385,359
Charles Schwab Corp/The 6.196% 11/17/2029 (d)	220,000	226,444
CME Group Inc 3.75% 6/15/2028	140,000	138,177
CME Group Inc 4.15% 6/15/2048	100,000	79,199
CME Group Inc 5.3% 9/15/2043	150,000	143,324
Franklin Templeton Inc 1.6% 10/30/2030	220,000	192,096
Goldman Sachs Group Inc/The 1.948% 10/21/2027 (d)	600,000	597,919
Goldman Sachs Group Inc/The 2.383% 7/21/2032 (d)	1,370,000	1,195,426
Goldman Sachs Group Inc/The 2.615% 4/22/2032 (d)	460,000	407,873
Goldman Sachs Group Inc/The 2.908% 7/21/2042 (d)	470,000	324,309
Goldman Sachs Group Inc/The 3.102% 2/24/2033 (d)	140,000	125,002
Goldman Sachs Group Inc/The 3.85% 1/26/2027	960,000	958,591
Goldman Sachs Group Inc/The 4.017% 10/31/2038 (d)	630,000	534,147
Goldman Sachs Group Inc/The 4.148% 1/21/2029 (d)	400,000	396,432
Goldman Sachs Group Inc/The 4.153% 10/21/2029 (d)	730,000	718,385
Goldman Sachs Group Inc/The 4.223% 5/1/2029 (d)	1,650,000	1,633,566
Goldman Sachs Group Inc/The 4.369% 10/21/2031 (d)	1,160,000	1,121,342
Goldman Sachs Group Inc/The 4.482% 8/23/2028 (d)	820,000	818,351
Goldman Sachs Group Inc/The 4.516% 1/21/2032 (d)	400,000	387,471
Goldman Sachs Group Inc/The 4.594% 4/20/2030 (d)	500,000	494,599
Goldman Sachs Group Inc/The 4.75% 10/21/2045	245,000	206,219
Goldman Sachs Group Inc/The 4.8% 7/8/2044	120,000	102,518
Goldman Sachs Group Inc/The 4.939% 10/21/2036 (d)	400,000	377,729
Goldman Sachs Group Inc/The 5.049% 7/23/2030 (d)	500,000	499,733
Goldman Sachs Group Inc/The 5.065% 1/21/2037 (d)	1,100,000	1,044,462
Goldman Sachs Group Inc/The 5.094% 4/20/2034 (d)	1,500,000	1,463,141
Goldman Sachs Group Inc/The 5.15% 5/22/2045	330,000	289,051
Goldman Sachs Group Inc/The 5.207% 1/28/2031 (d)	600,000	600,487
Goldman Sachs Group Inc/The 5.425% 6/3/2037 (d)	630,000	613,541
Goldman Sachs Group Inc/The 5.536% 1/28/2036 (d)	1,700,000	1,682,318
Goldman Sachs Group Inc/The 5.541% 1/21/2047 (d)	400,000	368,408
Goldman Sachs Group Inc/The 5.561% 11/19/2045 (d)	500,000	464,717
Goldman Sachs Group Inc/The 5.655% 7/21/2037 (d)	1,050,000	1,040,207
Goldman Sachs Group Inc/The 5.734% 1/28/2056 (d)	320,000	296,451
Goldman Sachs Group Inc/The 6.25% 2/1/2041	220,000	226,228
Goldman Sachs Group Inc/The 6.561% 10/24/2034 (d)	110,000	116,588
Goldman Sachs Group Inc/The 6.75% 10/1/2037	492,000	519,245
Golub Capital BDC Inc 6% 7/15/2029	120,000	120,390
HPS Corporate Lending Fund 5.45% 1/14/2028	220,000	219,686
HPS Corporate Lending Fund 5.45% 11/15/2030	260,000	251,415
HPS Corporate Lending Fund 5.65% 4/2/2031 (e)	150,000	144,865
HPS Corporate Lending Fund 6.25% 9/30/2029	100,000	101,107
HPS Corporate Lending Fund 6.75% 1/30/2029	60,000	61,042
Intercontinental Exchange Inc 1.85% 9/15/2032	160,000	133,239
Intercontinental Exchange Inc 2.65% 9/15/2040	270,000	189,610
Intercontinental Exchange Inc 3% 9/15/2060	180,000	99,924
Intercontinental Exchange Inc 3.1% 9/15/2027	535,000	528,022
Intercontinental Exchange Inc 3.75% 9/21/2028	100,000	98,086
Intercontinental Exchange Inc 4% 9/15/2027	1,160,000	1,154,806
Intercontinental Exchange Inc 4.25% 9/21/2048	120,000	93,359
Intercontinental Exchange Inc 4.35% 6/15/2029	1,990,000	1,966,231
Intercontinental Exchange Inc 4.6% 3/15/2033	100,000	96,525
Intercontinental Exchange Inc 4.9% 9/1/2031	200,000	199,195
Intercontinental Exchange Inc 4.95% 6/15/2052	120,000	103,477
Intercontinental Exchange Inc 5.2% 6/15/2062	320,000	274,322
Intercontinental Exchange Inc 5.4% 9/1/2036	400,000	397,543
Invesco Finance PLC 5.375% 11/30/2043	50,000	46,634
Jefferies Financial Group Inc 2.75% 10/15/2032	240,000	203,124
Jefferies Financial Group Inc 4.15% 1/23/2030	507,000	486,769
Jefferies Financial Group Inc 4.85% 1/15/2027	110,000	110,077
Jefferies Financial Group Inc 5.5% 2/15/2036	500,000	473,456
Jefferies Financial Group Inc 5.875% 7/21/2028	320,000	325,354
Jefferies Financial Group Inc 6.2% 4/14/2034	70,000	70,946
Lazard Group LLC 4.375% 3/11/2029	110,000	108,407
Lazard Group LLC 4.5% 9/19/2028	100,000	99,100
Legg Mason Inc 5.625% 1/15/2044	60,000	57,760
LPL Holdings Inc 4.9% 4/3/2028	230,000	229,784
LPL Holdings Inc 5.15% 6/15/2030	210,000	208,823
LPL Holdings Inc 5.65% 3/15/2035	30,000	29,384
LPL Holdings Inc 6% 5/20/2034	100,000	100,919
LPL Holdings Inc 6.75% 11/17/2028	80,000	82,826
Moody's Corp 2% 8/19/2031	140,000	122,120
Moody's Corp 2.55% 8/18/2060	100,000	47,988
Moody's Corp 4.875% 12/17/2048	120,000	101,822
Moody's Corp 5% 8/5/2034	510,000	499,906
Morgan Stanley 1.794% 2/13/2032 (d)	390,000	336,430
Morgan Stanley 2.239% 7/21/2032 (d)	470,000	407,570
Morgan Stanley 2.484% 9/16/2036 (d)	520,000	446,177
Morgan Stanley 3.625% 1/20/2027	160,000	159,632
Morgan Stanley 3.772% 1/24/2029 (d)	180,000	177,738
Morgan Stanley 3.971% 7/22/2038 (d)	440,000	373,387
Morgan Stanley 4.21% 4/20/2028 (d)	575,000	573,518
Morgan Stanley 4.238% 1/9/2030 (d)	1,360,000	1,337,401
Morgan Stanley 4.3% 1/27/2045	120,000	97,213
Morgan Stanley 4.375% 1/22/2047	324,000	260,587
Morgan Stanley 4.457% 4/22/2039 (d)	250,000	222,321
Morgan Stanley 4.493% 1/16/2032 (d)	860,000	833,533
Morgan Stanley 4.555% 4/10/2030 (d)	2,600,000	2,570,562
Morgan Stanley 4.654% 10/18/2030 (d)	120,000	118,685
Morgan Stanley 4.809% 4/16/2032 (d)	700,000	685,354
Morgan Stanley 4.892% 10/22/2036 (d)	830,000	784,489
Morgan Stanley 4.994% 4/12/2029 (d)	110,000	110,359
Morgan Stanley 5.042% 7/19/2030 (d)	110,000	110,150
Morgan Stanley 5.073% 1/30/2037 (d)	450,000	428,999
Morgan Stanley 5.123% 2/1/2029 (d)	500,000	502,753
Morgan Stanley 5.164% 4/20/2029 (d)	850,000	855,516
Morgan Stanley 5.192% 4/17/2031 (d)	1,090,000	1,090,948
Morgan Stanley 5.23% 1/15/2031 (d)	400,000	401,445
Morgan Stanley 5.25% 4/21/2034 (d)	1,480,000	1,461,746
Morgan Stanley 5.296% 4/10/2037 (d)	910,000	880,123
Morgan Stanley 5.297% 4/20/2037 (d)	330,000	323,387
Morgan Stanley 5.32% 7/19/2035 (d)	570,000	561,294
Morgan Stanley 5.424% 7/21/2034 (d)	480,000	477,731
Morgan Stanley 5.449% 7/20/2029 (d)	2,150,000	2,172,174
Morgan Stanley 5.516% 11/19/2055 (d)	600,000	549,076
Morgan Stanley 5.587% 1/18/2036 (d)	1,000,000	998,189
Morgan Stanley 5.597% 3/24/2051 (d)	190,000	177,967
Morgan Stanley 5.605% 7/17/2037 (d)	1,500,000	1,485,142
Morgan Stanley 5.664% 4/17/2036 (d)	230,000	230,510
Morgan Stanley 5.942% 2/7/2039 (d)	200,000	200,721
Morgan Stanley 6.375% 7/24/2042	528,000	553,810
MSCI Inc 5.25% 9/1/2035	230,000	220,437
Nasdaq Inc 1.65% 1/15/2031	290,000	252,378
Nasdaq Inc 2.5% 12/21/2040	100,000	67,692
Nasdaq Inc 3.95% 3/7/2052	69,000	49,906
Nasdaq Inc 5.35% 6/28/2028	100,000	101,090
Nasdaq Inc 5.95% 8/15/2053	168,000	163,545
Nasdaq Inc 6.1% 6/28/2063	40,000	38,903
Northern Trust Corp 1.95% 5/1/2030	150,000	135,420
Northern Trust Corp 6.125% 11/2/2032	100,000	104,911
Raymond James Financial Inc 4.9% 9/11/2035	60,000	57,000
Raymond James Financial Inc 4.95% 7/15/2046	200,000	173,478
Raymond James Financial Inc 5.65% 9/11/2055	80,000	74,107
S&P Global Inc 1.25% 8/15/2030	120,000	104,209
S&P Global Inc 2.3% 8/15/2060	110,000	51,035
S&P Global Inc 2.45% 3/1/2027	300,000	297,269
S&P Global Inc 2.9% 3/1/2032	540,000	484,831
S&P Global Inc 2.95% 1/22/2027	220,000	219,009
S&P Global Inc 2.95% 3/1/2029	270,000	258,715
S&P Global Inc 3.7% 3/1/2052	100,000	70,812
S&P Global Inc 3.9% 3/1/2062	250,000	171,210
S&P Global Inc 4.25% 1/15/2031	200,000	193,790
S&P Global Inc 4.25% 5/1/2029	110,000	108,531
S&P Global Inc 4.8% 12/4/2035	170,000	161,882
Sixth Street Specialty Lending Inc 6.125% 3/1/2029	80,000	80,739
State Street Bank & Trust Co 5.217% 7/23/2034	500,000	498,577
State Street Corp 1.684% 11/18/2027 (d)	515,000	512,032
State Street Corp 3.031% 11/1/2034 (d)	170,000	159,225
State Street Corp 4.164% 8/4/2033 (d)	110,000	104,096
State Street Corp 4.558% 4/23/2032 (d)	500,000	488,745
State Street Corp 4.729% 2/28/2030	220,000	219,372
State Street Corp 4.784% 10/23/2036 (d)	210,000	199,026
State Street Corp 4.821% 1/26/2034 (d)	100,000	97,722
State Street Corp 4.834% 4/24/2030	260,000	260,350
State Street Corp 5.094% 4/24/2037 (d)	200,000	193,486
State Street Corp 5.146% 2/28/2036 (d)	270,000	264,397
State Street Corp 5.684% 11/21/2029 (d)	200,000	203,995
		74,656,327
Consumer Finance - 0.6%
Ally Financial Inc 4.75% 6/9/2027	550,000	551,126
Ally Financial Inc 5.548% 7/31/2033 (d)	150,000	147,301
Ally Financial Inc 6.184% 7/26/2035 (d)	200,000	200,379
Ally Financial Inc 6.848% 1/3/2030 (d)	340,000	351,999
Ally Financial Inc 6.992% 6/13/2029 (d)	50,000	51,566
Ally Financial Inc 8% 11/1/2031	100,000	109,936
American Express Co 4.05% 12/3/2042	140,000	114,476
American Express Co 4.351% 7/20/2029 (d)	600,000	595,857
American Express Co 4.444% 5/3/2030 (d)	600,000	593,296
American Express Co 4.456% 2/10/2032 (d)	650,000	632,523
American Express Co 4.804% 10/24/2036 (d)	300,000	283,625
American Express Co 4.918% 7/20/2033 (d)	250,000	245,651
American Express Co 4.989% 5/26/2033 (d)	250,000	244,458
American Express Co 5.043% 5/1/2034 (d)	250,000	246,343
American Express Co 5.284% 7/26/2035 (d)	420,000	415,468
American Express Co 5.442% 1/30/2036 (d)	200,000	199,370
American Express Co 5.85% 11/5/2027	420,000	426,146
Capital One Financial Corp 1.878% 11/2/2027 (d)	360,000	358,311
Capital One Financial Corp 2.359% 7/29/2032 (d)	110,000	94,565
Capital One Financial Corp 3.75% 3/9/2027	280,000	279,096
Capital One Financial Corp 3.8% 1/31/2028	438,000	432,850
Capital One Financial Corp 4.722% 1/30/2032 (d)	500,000	488,340
Capital One Financial Corp 5.197% 9/11/2036 (d)	330,000	314,746
Capital One Financial Corp 5.247% 7/26/2030 (d)	470,000	472,230
Capital One Financial Corp 5.268% 5/10/2033 (d)	100,000	98,787
Capital One Financial Corp 5.399% 1/30/2037 (d)	480,000	462,760
Capital One Financial Corp 5.468% 2/1/2029 (d)	450,000	453,877
Capital One Financial Corp 5.817% 2/1/2034 (d)	70,000	70,728
Capital One Financial Corp 6.051% 2/1/2035 (d)	200,000	203,570
Capital One Financial Corp 6.183% 1/30/2036 (d)	220,000	220,208
Capital One Financial Corp 6.312% 6/8/2029 (d)	270,000	276,429
Capital One Financial Corp 6.377% 6/8/2034 (d)	150,000	155,868
Capital One Financial Corp 6.7% 11/29/2032	170,000	181,461
Capital One Financial Corp 7.964% 11/2/2034 (d)	50,000	56,467
Ford Motor Credit Co LLC 5.42% 4/9/2031	1,500,000	1,479,026
Ford Motor Credit Co LLC 5.73% 9/5/2030	1,100,000	1,099,469
Ford Motor Credit Co LLC 5.753% 4/6/2033	200,000	196,819
Ford Motor Credit Co LLC 5.85% 5/17/2027	1,120,000	1,126,924
Ford Motor Credit Co LLC 5.918% 3/20/2028	400,000	403,804
Ford Motor Credit Co LLC 6.125% 3/8/2034	200,000	198,902
Ford Motor Credit Co LLC 6.798% 11/7/2028	310,000	319,400
Ford Motor Credit Co LLC 6.8% 5/12/2028	740,000	758,818
Ford Motor Credit Co LLC 7.122% 11/7/2033	210,000	220,921
Ford Motor Credit Co LLC 7.2% 6/10/2030	520,000	544,906
John Deere Capital Corp 1.45% 1/15/2031	170,000	147,192
John Deere Capital Corp 2.8% 7/18/2029	310,000	294,495
John Deere Capital Corp 2.8% 9/8/2027	290,000	285,542
John Deere Capital Corp 4.125% 1/18/2029	150,000	148,382
John Deere Capital Corp 4.35% 9/15/2032	320,000	310,349
John Deere Capital Corp 4.375% 10/15/2030	950,000	934,103
John Deere Capital Corp 4.375% 4/15/2031	240,000	234,714
John Deere Capital Corp 4.55% 6/5/2030	1,200,000	1,189,627
John Deere Capital Corp 4.95% 7/14/2028	450,000	453,745
John Deere Capital Corp 5.05% 6/12/2034	210,000	208,422
John Deere Capital Corp 5.15% 9/8/2033	170,000	170,792
Synchrony Financial 3.95% 12/1/2027	380,000	375,800
Synchrony Financial 4.947% 2/25/2032 (d)	440,000	426,162
Synchrony Financial 5.15% 3/19/2029	109,000	108,676
Synchrony Financial 6.276% 7/31/2037 (d)	200,000	199,004
Toyota Motor Credit Corp 1.15% 8/13/2027	470,000	456,175
Toyota Motor Credit Corp 1.65% 1/10/2031	180,000	157,088
Toyota Motor Credit Corp 1.9% 9/12/2031	210,000	181,248
Toyota Motor Credit Corp 3.2% 1/11/2027	810,000	807,192
Toyota Motor Credit Corp 4.05% 3/13/2029	1,260,000	1,241,489
Toyota Motor Credit Corp 4.05% 9/5/2028	230,000	227,699
Toyota Motor Credit Corp 4.2% 1/10/2031	250,000	243,414
Toyota Motor Credit Corp 4.45% 6/29/2029	340,000	337,418
Toyota Motor Credit Corp 4.55% 5/14/2031	200,000	196,386
Toyota Motor Credit Corp 4.8% 1/11/2036	70,000	67,189
Toyota Motor Credit Corp 4.8% 1/5/2034	70,000	68,181
Toyota Motor Credit Corp 5.4% 11/20/2026	1,155,000	1,158,417
Toyota Motor Credit Corp 5.55% 11/20/2030	570,000	584,134
		27,591,837
Financial Services - 0.6%
Aon Corp / Aon Global Holdings PLC 2.85% 5/28/2027	100,000	98,843
Aon Corp / Aon Global Holdings PLC 3.9% 2/28/2052	200,000	139,364
Apollo Global Management Inc 5.15% 8/12/2035	570,000	545,711
Berkshire Hathaway Inc 4.5% 2/11/2043	110,000	95,413
Blackstone Reg Finance Co LLC 4.3% 11/3/2030	50,000	48,604
Blackstone Reg Finance Co LLC 4.95% 2/15/2036	100,000	95,090
Blackstone Reg Finance Co LLC 5% 12/6/2034	100,000	96,584
BP Capital Markets America Inc 2.939% 6/4/2051	470,000	285,776
BP Capital Markets America Inc 3% 2/24/2050	130,000	81,311
BP Capital Markets America Inc 3.001% 3/17/2052	280,000	171,715
BP Capital Markets America Inc 3.017% 1/16/2027	635,000	631,931
BP Capital Markets America Inc 3.06% 6/17/2041	810,000	593,543
BP Capital Markets America Inc 3.379% 2/8/2061	110,000	68,191
BP Capital Markets America Inc 3.633% 4/6/2030	900,000	864,995
BP Capital Markets America Inc 4.234% 11/6/2028	1,130,000	1,120,040
BP Capital Markets America Inc 4.812% 2/13/2033	150,000	146,957
BP Capital Markets America Inc 4.893% 9/11/2033	110,000	107,999
BP Capital Markets America Inc 5.227% 11/17/2034	440,000	438,670
CNH Industrial Capital LLC 4.375% 3/7/2031	200,000	193,197
CNH Industrial Capital LLC 4.55% 4/10/2028	180,000	179,158
CNH Industrial Capital LLC 4.95% 6/25/2031	150,000	148,040
CNH Industrial Capital LLC 5.1% 4/20/2029	750,000	751,961
CNH Industrial Capital LLC 5.5% 1/12/2029	120,000	121,299
Corebridge Financial Inc 3.65% 4/5/2027	290,000	288,525
Corebridge Financial Inc 3.9% 4/5/2032	210,000	194,334
Corebridge Financial Inc 4.4% 4/5/2052	290,000	221,846
Corebridge Financial Inc 6.375% 9/15/2054 (d)	130,000	128,757
CRH SMW Finance DAC 5.125% 1/9/2030	500,000	501,944
DH Europe Finance II Sarl 2.6% 11/15/2029	320,000	298,889
DH Europe Finance II Sarl 3.4% 11/15/2049	80,000	54,242
Equitable Holdings Inc 4.35% 4/20/2028	126,000	124,961
Equitable Holdings Inc 5% 4/20/2048	280,000	234,361
FedEx Corp 2020-1 Class AA Pass Through Trust equipment trust certificate 1.875% 8/20/2035	169,791	144,151
Fidelity National Information Services Inc 2.25% 3/1/2031	200,000	175,710
Fidelity National Information Services Inc 4.55% 3/10/2029	700,000	692,019
Fidelity National Information Services Inc 4.8% 3/10/2031	470,000	460,279
Fidelity National Information Services Inc 5.625% 7/15/2052	100,000	90,680
Fiserv Inc 2.25% 6/1/2027	100,000	98,397
Fiserv Inc 3.5% 7/1/2029	520,000	498,190
Fiserv Inc 4.55% 2/15/2031	670,000	647,016
Fiserv Inc 4.75% 3/15/2030	180,000	177,156
Fiserv Inc 5.25% 8/11/2035	910,000	866,446
Fiserv Inc 5.375% 8/21/2028	300,000	302,383
Fiserv Inc 5.45% 3/15/2034	270,000	262,494
Fiserv Inc 5.45% 3/2/2028	150,000	151,078
Global Payments Inc 2.9% 5/15/2030	310,000	283,501
Global Payments Inc 3.2% 8/15/2029	110,000	103,919
Global Payments Inc 4.45% 6/1/2028	170,000	168,387
Global Payments Inc 4.5% 11/15/2028	250,000	246,527
Global Payments Inc 4.875% 11/15/2030	500,000	486,617
Global Payments Inc 5.55% 11/15/2035	460,000	439,216
Global Payments Inc 5.95% 8/15/2052	160,000	146,236
Goldman Sachs Private Credit Corp 5.875% 5/6/2028	110,000	110,635
Goldman Sachs Private Credit Corp 6.25% 5/6/2030	70,000	70,267
HA Sustainable Infrastructure Capital Inc 6.75% 7/15/2035	200,000	204,986
Jackson Financial Inc 3.125% 11/23/2031	64,000	56,693
Jackson Financial Inc 5.17% 6/8/2027	110,000	110,370
Jackson Financial Inc 5.67% 6/8/2032	195,000	193,801
Jackson Financial Inc 6.15% 1/15/2037	100,000	97,794
Mastercard Inc 2.95% 11/21/2026	615,000	613,811
Mastercard Inc 3.35% 3/26/2030	350,000	333,410
Mastercard Inc 3.8% 11/21/2046	220,000	166,815
Mastercard Inc 3.85% 3/26/2050	410,000	303,763
Mastercard Inc 3.95% 2/26/2048	100,000	75,899
Mastercard Inc 4.85% 3/9/2033	160,000	158,517
Mastercard Inc 4.875% 3/9/2028	210,000	211,297
Mastercard Inc 5% 6/8/2036	500,000	486,521
National Rural Utilities Cooperative Finance Corp 4.15% 12/15/2032	340,000	320,568
National Rural Utilities Cooperative Finance Corp 4.3% 3/15/2049	70,000	55,561
National Rural Utilities Cooperative Finance Corp 4.85% 2/7/2029	220,000	220,592
National Rural Utilities Cooperative Finance Corp 5.05% 9/15/2028	300,000	301,802
National Rural Utilities Cooperative Finance Corp 5.8% 1/15/2033	110,000	113,589
PayPal Holdings Inc 2.3% 6/1/2030	130,000	118,777
PayPal Holdings Inc 2.85% 10/1/2029	420,000	395,758
PayPal Holdings Inc 3.25% 6/1/2050	180,000	114,387
PayPal Holdings Inc 5.05% 6/1/2052	160,000	138,078
PayPal Holdings Inc 5.1% 4/1/2035	200,000	192,344
PayPal Holdings Inc 5.15% 6/1/2034	260,000	253,431
Rexford Industrial Realty LP 2.125% 12/1/2030	200,000	175,916
Rexford Industrial Realty LP 5% 6/15/2028	100,000	100,164
Sixth Street Lending Partners 5.75% 1/15/2030	170,000	167,929
Sixth Street Lending Partners 6.5% 3/11/2029	130,000	131,873
Visa Inc 2% 8/15/2050	440,000	225,806
Visa Inc 2.05% 4/15/2030	430,000	392,202
Visa Inc 2.7% 4/15/2040	120,000	88,116
Visa Inc 2.75% 9/15/2027	815,000	802,404
Visa Inc 4.1% 2/12/2031	500,000	489,072
Visa Inc 4.3% 12/14/2045	402,000	331,897
Voya Financial Inc 4.7% 1/23/2048 (d)	60,000	58,924
Voya Financial Inc 5% 9/20/2034	90,000	86,695
Voya Financial Inc 5.05% 3/2/2036	100,000	95,117
Voya Financial Inc 5.7% 7/15/2043	50,000	47,749
Western Union Co/The 2.75% 3/15/2031	110,000	99,020
		24,225,003
Insurance - 0.8%
AFLAC Inc 3.6% 4/1/2030	340,000	324,585
Allstate Corp/The 1.45% 12/15/2030	630,000	542,833
Allstate Corp/The 4.2% 12/15/2046	120,000	93,450
Allstate Corp/The 4.5% 6/15/2043	180,000	150,717
Allstate Corp/The 5.35% 6/1/2033	90,000	90,417
Allstate Corp/The CME Term SOFR 3 month Index + 3.1996%, 6.9403% 8/15/2053 (d)(g)	160,000	160,252
American International Group Inc 4.375% 6/30/2050	350,000	276,853
American International Group Inc 4.5% 7/16/2044	115,000	96,389
American International Group Inc 4.75% 4/1/2048	40,000	33,693
American International Group Inc 4.85% 5/7/2030	490,000	488,314
American International Group Inc 5.45% 5/7/2035	400,000	398,482
Aon Corp 2.8% 5/15/2030	700,000	645,754
Aon Corp 4.5% 12/15/2028	630,000	624,964
Aon Global Ltd 4.6% 6/14/2044	165,000	137,512
Aon Global Ltd 4.75% 5/15/2045	140,000	117,301
Aon North America Inc 5.45% 3/1/2034	500,000	496,713
Aon North America Inc 5.75% 3/1/2054	260,000	239,748
Arch Capital Finance LLC 4.011% 12/15/2026	360,000	359,390
Arch Capital Group Ltd 3.635% 6/30/2050	187,000	129,642
Arch Capital Group Ltd 5.25% 6/15/2036	350,000	340,742
Arch Capital Group Ltd 5.95% 6/15/2056	150,000	145,484
Arthur J Gallagher & Co 3.5% 5/20/2051	340,000	223,764
Arthur J Gallagher & Co 4.85% 12/15/2029	470,000	468,906
Arthur J Gallagher & Co 5.15% 2/15/2035	440,000	426,769
Arthur J Gallagher & Co 5.55% 2/15/2055	177,000	159,854
Arthur J Gallagher & Co 5.75% 3/2/2053	100,000	92,684
Arthur J Gallagher & Co 6.5% 2/15/2034	170,000	179,643
Arthur J Gallagher & Co 6.75% 2/15/2054	100,000	105,325
Assurant Inc 2.65% 1/15/2032	90,000	78,065
Assurant Inc 4.9% 3/27/2028	100,000	100,103
Assurant Inc 5.55% 2/15/2036	50,000	48,876
Assured Guaranty US Holdings Inc 3.6% 9/15/2051	35,000	23,295
Assured Guaranty US Holdings Inc 6.125% 9/15/2028	180,000	184,127
Athene Holding Ltd 3.5% 1/15/2031	220,000	203,123
Athene Holding Ltd 4.125% 1/12/2028	90,000	88,956
Athene Holding Ltd 6.25% 4/1/2054	100,000	89,537
Athene Holding Ltd 6.625% 10/15/2054 (d)	110,000	101,618
Athene Holding Ltd 6.625% 5/19/2055	310,000	291,505
Athene Holding Ltd 6.65% 2/1/2033	520,000	539,375
Baylor Scott & White Holdings 2.839% 11/15/2050	250,000	151,595
Berkshire Hathaway Fin Corp 1.45% 10/15/2030	900,000	791,624
Berkshire Hathaway Fin Corp 2.85% 10/15/2050	340,000	204,400
Berkshire Hathaway Fin Corp 2.875% 3/15/2032	500,000	455,812
Berkshire Hathaway Fin Corp 3.85% 3/15/2052	810,000	582,202
Berkshire Hathaway Fin Corp 4.2% 8/15/2048	130,000	101,400
Berkshire Hathaway Fin Corp 4.25% 1/15/2049	100,000	78,051
Berkshire Hathaway Fin Corp 4.4% 5/15/2042	300,000	258,121
Berkshire Hathaway Fin Corp 5.75% 1/15/2040	160,000	164,911
Brighthouse Financial Inc 3.85% 12/22/2051	100,000	53,287
Brighthouse Financial Inc 5.625% 5/15/2030	309,000	308,901
Brown & Brown Inc 4.2% 3/17/2032	140,000	131,287
Brown & Brown Inc 4.7% 6/23/2028	240,000	239,329
Brown & Brown Inc 4.9% 6/23/2030	350,000	346,047
Brown & Brown Inc 5.55% 6/23/2035	130,000	127,005
Brown & Brown Inc 5.65% 6/11/2034	130,000	128,968
Brown & Brown Inc 6.25% 6/23/2055	200,000	192,165
Chubb INA Holdings LLC 1.375% 9/15/2030	380,000	330,636
Chubb INA Holdings LLC 2.85% 12/15/2051	155,000	93,752
Chubb INA Holdings LLC 3.05% 12/15/2061	90,000	51,428
Chubb INA Holdings LLC 4.35% 11/3/2045	74,000	60,937
Chubb INA Holdings LLC 4.9% 8/15/2035	290,000	278,851
Chubb INA Holdings LLC 5.3% 5/20/2036	400,000	393,799
Chubb INA Holdings LLC 6.5% 5/15/2038	358,000	387,873
CNA Financial Corp 3.45% 8/15/2027	190,000	188,189
CNA Financial Corp 3.9% 5/1/2029	400,000	389,375
CNA Financial Corp 5.2% 8/15/2035	50,000	48,068
First American Financial Corp 2.4% 8/15/2031	180,000	155,549
Globe Life Inc 2.15% 8/15/2030	270,000	241,656
Hartford Insurance Group Inc/The 2.8% 8/19/2029	490,000	463,531
Hartford Insurance Group Inc/The 2.9% 9/15/2051	50,000	29,895
Hartford Insurance Group Inc/The 4.4% 3/15/2048	210,000	168,593
Lincoln National Corp 3.8% 3/1/2028	230,000	226,518
Lincoln National Corp 5.35% 11/15/2035	50,000	47,913
Lincoln National Corp 5.852% 3/15/2034	260,000	261,287
Lincoln National Corp 6.3% 10/9/2037	50,000	51,238
Markel Group Inc 3.35% 9/17/2029	100,000	95,328
Markel Group Inc 3.5% 11/1/2027	300,000	295,823
Markel Group Inc 5% 5/20/2049	120,000	101,446
Markel Group Inc 6% 5/16/2054	160,000	152,091
Marsh & McLennan Cos Inc 2.25% 11/15/2030	140,000	125,428
Marsh & McLennan Cos Inc 4.2% 3/1/2048	40,000	30,993
Marsh & McLennan Cos Inc 4.375% 3/15/2029	120,000	118,767
Marsh & McLennan Cos Inc 4.65% 3/15/2030	400,000	396,903
Marsh & McLennan Cos Inc 4.75% 3/15/2039	120,000	109,376
Marsh & McLennan Cos Inc 4.85% 11/15/2031	400,000	394,942
Marsh & McLennan Cos Inc 4.9% 3/15/2049	470,000	399,018
Marsh & McLennan Cos Inc 4.95% 3/15/2036	300,000	286,739
Marsh & McLennan Cos Inc 5% 3/15/2035	480,000	462,320
Marsh & McLennan Cos Inc 5.35% 11/15/2044	140,000	129,293
Marsh & McLennan Cos Inc 5.4% 3/15/2055	240,000	215,712
Marsh & McLennan Cos Inc 5.7% 9/15/2053	190,000	178,775
MetLife Inc 4.05% 3/1/2045	100,000	78,277
MetLife Inc 4.125% 8/13/2042	180,000	146,531
MetLife Inc 4.55% 3/23/2030	510,000	505,002
MetLife Inc 4.6% 5/13/2046	272,000	226,934
MetLife Inc 4.875% 11/13/2043	145,000	128,435
MetLife Inc 5% 7/15/2052	120,000	103,035
MetLife Inc 5.25% 1/15/2054	80,000	71,179
MetLife Inc 5.375% 7/15/2033	520,000	526,260
MetLife Inc 5.875% 2/6/2041	400,000	400,553
MetLife Inc 6.35% 3/15/2055 (d)	200,000	203,492
MetLife Inc 6.375% 6/15/2034	310,000	328,461
MetLife Inc 6.4% 12/15/2066 (d)	150,000	151,133
Principal Financial Group Inc 2.125% 6/15/2030	160,000	143,801
Principal Financial Group Inc 3.7% 5/15/2029	180,000	174,311
Principal Financial Group Inc 5.3% 1/15/2037	100,000	96,762
Principal Financial Group Inc 5.375% 3/15/2033	110,000	110,229
Principal Financial Group Inc 5.5% 3/15/2053	50,000	45,674
Principal Financial Group Inc 6.05% 10/15/2036	70,000	71,859
Progressive Corp/The 3% 3/15/2032	560,000	504,463
Progressive Corp/The 3.2% 3/26/2030	400,000	377,882
Progressive Corp/The 4.2% 3/15/2048	100,000	78,544
Progressive Corp/The 5.15% 3/26/2036	500,000	488,110
Prudential Financial Inc 3% 3/10/2040	110,000	81,963
Prudential Financial Inc 3.878% 3/27/2028	45,000	44,524
Prudential Financial Inc 3.935% 12/7/2049	70,000	50,629
Prudential Financial Inc 4.35% 2/25/2050	180,000	140,962
Prudential Financial Inc 4.418% 3/27/2048	260,000	206,728
Prudential Financial Inc 4.5% 9/15/2047 (d)	200,000	197,788
Prudential Financial Inc 4.6% 5/15/2044	110,000	92,935
Prudential Financial Inc 5.125% 3/1/2052 (d)	140,000	135,409
Prudential Financial Inc 5.2% 3/14/2035	1,300,000	1,274,615
Prudential Financial Inc 5.7% 12/14/2036	120,000	121,512
Prudential Financial Inc 5.7% 9/15/2048 (d)	74,000	74,124
Prudential Financial Inc 6% 9/1/2052 (d)	230,000	230,487
Prudential Financial Inc 6.5% 3/15/2054 (d)	160,000	163,290
Reinsurance Group of America Inc 3.15% 6/15/2030	100,000	92,857
Reinsurance Group of America Inc 3.9% 5/15/2029	120,000	116,669
Reinsurance Group of America Inc 3.95% 9/15/2026	200,000	199,985
Reinsurance Group of America Inc 5.75% 9/15/2034	450,000	451,148
Reinsurance Group of America Inc 6% 9/15/2033	160,000	163,649
Selective Insurance Group Inc 5.9% 4/15/2035	125,000	127,190
Travelers Companies Inc/The 2.55% 4/27/2050	360,000	204,694
Travelers Companies Inc/The 3.05% 6/8/2051	100,000	62,278
Travelers Companies Inc/The 3.75% 5/15/2046	50,000	37,223
Travelers Companies Inc/The 4.05% 3/7/2048	74,000	56,781
Travelers Companies Inc/The 5.05% 7/24/2035	410,000	399,029
Travelers Companies Inc/The 5.7% 7/24/2055	250,000	239,313
Travelers Companies Inc/The 6.25% 6/15/2037	256,000	271,814
Travelers Property Casualty Corp 6.375% 3/15/2033	160,000	171,430
Unum Group 4% 6/15/2029	100,000	97,452
Unum Group 5.25% 12/15/2035	50,000	48,243
Unum Group 5.75% 8/15/2042	160,000	152,823
Unum Group 6% 6/15/2054	60,000	56,279
Willis North America Inc 4.5% 9/15/2028	504,000	500,333
Willis North America Inc 4.55% 3/15/2031	350,000	339,596
Willis North America Inc 5.9% 3/5/2054	220,000	208,158
		32,748,744
TOTAL FINANCIALS		268,751,794
Health Care - 2.9%
Biotechnology - 0.6%
AbbVie Inc 2.95% 11/21/2026	1,180,000	1,176,927
AbbVie Inc 3.2% 11/21/2029	1,940,000	1,848,150
AbbVie Inc 4.05% 11/21/2039	210,000	179,015
AbbVie Inc 4.125% 3/15/2031	1,600,000	1,546,599
AbbVie Inc 4.25% 11/14/2028	92,000	91,235
AbbVie Inc 4.25% 11/21/2049	770,000	600,012
AbbVie Inc 4.3% 5/14/2036	25,000	22,956
AbbVie Inc 4.45% 5/14/2046	280,000	230,933
AbbVie Inc 4.5% 5/14/2035	300,000	282,323
AbbVie Inc 4.55% 3/15/2035	570,000	539,046
AbbVie Inc 4.7% 5/14/2045	560,000	481,399
AbbVie Inc 4.75% 3/15/2045	420,000	364,260
AbbVie Inc 4.8% 3/15/2029	370,000	370,521
AbbVie Inc 4.85% 6/15/2044	340,000	299,729
AbbVie Inc 5.05% 3/15/2034	560,000	553,973
AbbVie Inc 5.3% 9/15/2036	300,000	296,707
AbbVie Inc 5.4% 3/15/2054	370,000	338,689
AbbVie Inc 5.55% 3/15/2056	830,000	776,014
AbbVie Inc 6% 9/15/2056	300,000	298,119
Amgen Inc 1.65% 8/15/2028	550,000	518,628
Amgen Inc 2.8% 8/15/2041	200,000	139,825
Amgen Inc 3% 1/15/2052	100,000	61,576
Amgen Inc 3.15% 2/21/2040	320,000	241,221
Amgen Inc 3.2% 11/2/2027	1,200,000	1,181,645
Amgen Inc 3.35% 2/22/2032	140,000	128,219
Amgen Inc 3.375% 2/21/2050	210,000	141,981
Amgen Inc 4.2% 2/19/2031	550,000	532,862
Amgen Inc 4.2% 3/1/2033	560,000	528,794
Amgen Inc 4.4% 2/22/2062	110,000	81,743
Amgen Inc 4.4% 5/1/2045	188,000	153,466
Amgen Inc 4.563% 6/15/2048	120,000	97,686
Amgen Inc 4.663% 6/15/2051	250,000	203,272
Amgen Inc 4.875% 3/1/2053	130,000	108,143
Amgen Inc 4.95% 10/1/2041	200,000	181,150
Amgen Inc 5.15% 3/2/2028	400,000	402,447
Amgen Inc 5.25% 3/2/2030	1,330,000	1,341,991
Amgen Inc 5.25% 3/2/2033	480,000	480,328
Amgen Inc 5.6% 3/2/2043	250,000	240,626
Amgen Inc 5.65% 3/2/2053	1,330,000	1,239,550
Amgen Inc 5.75% 3/2/2063	580,000	535,405
Biogen Inc 2.25% 5/1/2030	280,000	253,785
Biogen Inc 3.15% 5/1/2050	230,000	143,292
Biogen Inc 3.25% 2/15/2051	150,000	94,190
Biogen Inc 5.05% 1/15/2031	670,000	671,286
Gilead Sciences Inc 1.65% 10/1/2030	590,000	519,661
Gilead Sciences Inc 2.6% 10/1/2040	580,000	408,353
Gilead Sciences Inc 2.8% 10/1/2050	180,000	108,294
Gilead Sciences Inc 4.15% 3/1/2047	112,000	88,088
Gilead Sciences Inc 4.6% 9/1/2035	100,000	95,071
Gilead Sciences Inc 4.75% 3/1/2046	240,000	207,035
Gilead Sciences Inc 4.8% 11/15/2029	1,580,000	1,582,682
Gilead Sciences Inc 4.9% 5/20/2034	1,000,000	980,391
Gilead Sciences Inc 5.5% 11/15/2054	540,000	504,757
Gilead Sciences Inc 5.55% 10/15/2053	100,000	94,158
Regeneron Pharmaceuticals Inc 1.75% 9/15/2030	300,000	263,664
		24,851,872
Health Care Equipment & Supplies - 0.3%
Abbott Laboratories 3.7% 3/9/2029	400,000	390,983
Abbott Laboratories 4% 3/15/2031	1,090,000	1,050,988
Abbott Laboratories 4.3% 3/15/2033	400,000	382,222
Abbott Laboratories 4.65% 3/15/2036	400,000	378,847
Abbott Laboratories 4.75% 11/30/2036	460,000	439,083
Abbott Laboratories 4.75% 4/15/2043	170,000	151,206
Abbott Laboratories 4.9% 11/30/2046	120,000	106,584
Abbott Laboratories 5.3% 5/27/2040	390,000	380,726
Abbott Laboratories 5.5% 3/15/2056	1,020,000	955,575
Augusta SpinCo Corp 4.656% 3/23/2031	300,000	294,828
Augusta SpinCo Corp 5.245% 3/23/2036	150,000	146,233
Baxter International Inc 1.915% 2/1/2027	144,000	142,449
Baxter International Inc 2.539% 2/1/2032	227,000	195,051
Baxter International Inc 3.95% 4/1/2030	140,000	134,139
Baxter International Inc 5.65% 12/15/2035	290,000	283,028
Becton Dickinson & Co 2.823% 5/20/2030	260,000	240,768
Becton Dickinson & Co 3.7% 6/6/2027	60,000	59,632
Becton Dickinson & Co 4.693% 2/13/2028	130,000	129,928
Becton Dickinson & Co 5.11% 2/8/2034	600,000	589,995
Boston Scientific Corp 2.65% 6/1/2030	550,000	506,805
Boston Scientific Corp 4% 3/1/2029	100,000	98,985
Boston Scientific Corp 4.7% 3/1/2049	230,000	195,376
GE HealthCare Technologies Inc 4.8% 1/15/2031	100,000	98,973
GE HealthCare Technologies Inc 5.5% 6/15/2035	270,000	268,516
GE HealthCare Technologies Inc 5.65% 11/15/2027	120,000	121,324
GE HealthCare Technologies Inc 5.905% 11/22/2032	230,000	238,150
GE HealthCare Technologies Inc 6.377% 11/22/2052	200,000	204,142
Medtronic Global Holdings SCA 4.5% 3/30/2033	300,000	289,037
Medtronic Inc 4.375% 3/15/2035	280,000	263,262
Medtronic Inc 4.625% 3/15/2045	110,000	95,287
Solventum Corp 5.6% 3/23/2034	560,000	562,292
Solventum Corp 5.9% 4/30/2054	100,000	94,165
Stryker Corp 1.95% 6/15/2030	100,000	89,775
Stryker Corp 2.9% 6/15/2050	200,000	124,415
Stryker Corp 4.625% 9/11/2034	450,000	430,213
Stryker Corp 4.85% 2/10/2030	580,000	579,120
Zimmer Biomet Holdings Inc 3.55% 3/20/2030	194,000	183,597
Zimmer Biomet Holdings Inc 5.05% 2/19/2030	120,000	120,234
Zimmer Biomet Holdings Inc 5.5% 2/19/2035	120,000	119,580
		11,135,513
Health Care Providers & Services - 1.2%
Aetna Inc 4.75% 3/15/2044	100,000	83,432
AHS Hospital Corp 2.78% 7/1/2051	250,000	145,620
Allina Health System 3.887% 4/15/2049	40,000	29,557
Ascension Health 4.078% 11/15/2028	136,000	133,459
Ascension Health 4.294% 11/15/2030	173,000	168,460
Ascension Health 4.923% 11/15/2035	1,296,000	1,249,795
Banner Health 2.907% 1/1/2042	400,000	285,076
Banner Health 2.913% 1/1/2051	150,000	89,853
Baptist Healthcare System Obligated Group 3.54% 8/15/2050	125,000	85,566
Cardinal Health Inc 4.368% 6/15/2047	30,000	23,696
Cardinal Health Inc 4.5% 9/15/2030	260,000	255,066
Cardinal Health Inc 4.9% 9/15/2045	100,000	85,955
Cardinal Health Inc 5.75% 11/15/2054	210,000	199,166
Cencora Inc 2.7% 3/15/2031	170,000	153,651
Cencora Inc 2.8% 5/15/2030	300,000	277,569
Cencora Inc 4.85% 12/15/2029	90,000	89,869
Cencora Inc 4.9% 2/13/2036	400,000	381,469
Cencora Inc 5.15% 2/15/2035	190,000	186,210
Children's Hospital of Philadelphia/The 2.704% 7/1/2050	98,000	58,020
Cigna Group/The 3.4% 3/1/2027	790,000	786,517
Cigna Group/The 4.375% 10/15/2028	100,000	99,238
Cigna Group/The 4.5% 9/15/2030	920,000	903,799
Cigna Group/The 4.8% 7/15/2046	230,000	194,252
Cigna Group/The 4.8% 8/15/2038	290,000	266,921
Cigna Group/The 4.9% 12/15/2048	590,000	498,314
Cigna Group/The 5.125% 5/15/2031	100,000	100,401
Cigna Group/The 5.25% 1/15/2036	250,000	244,246
Cigna Group/The 5.25% 2/15/2034	370,000	366,899
Cigna Group/The 5.4% 3/15/2033	300,000	302,267
Cigna Group/The 5.6% 2/15/2054	400,000	367,939
Cigna Group/The 6% 1/15/2056	160,000	155,725
CommonSpirit Health 2.782% 10/1/2030	300,000	273,970
CommonSpirit Health 3.91% 10/1/2050	230,000	164,127
CommonSpirit Health 4.35% 11/1/2042	560,000	471,831
CommonSpirit Health 4.352% 9/1/2030	132,000	127,942
CommonSpirit Health 4.975% 9/1/2035	52,000	49,487
CommonSpirit Health 5.318% 12/1/2034	300,000	294,703
CommonSpirit Health 5.662% 9/1/2055	238,000	219,709
Corewell Health Obligated Group 3.487% 7/15/2049	270,000	185,080
CVS Health Corp 1.75% 8/21/2030	885,000	779,336
CVS Health Corp 1.875% 2/28/2031	100,000	86,944
CVS Health Corp 3.25% 8/15/2029	250,000	238,873
CVS Health Corp 3.625% 4/1/2027	2,400,000	2,389,989
CVS Health Corp 4.125% 4/1/2040	43,000	35,471
CVS Health Corp 4.3% 3/25/2028	1,000,000	993,044
CVS Health Corp 4.78% 3/25/2038	712,000	646,937
CVS Health Corp 5.05% 3/25/2048	250,000	211,580
CVS Health Corp 5.125% 2/21/2030	160,000	160,543
CVS Health Corp 5.125% 7/20/2045	760,000	659,846
CVS Health Corp 5.25% 1/30/2031	330,000	331,801
CVS Health Corp 5.3% 12/5/2043	310,000	279,500
CVS Health Corp 5.3% 6/1/2033	470,000	466,998
CVS Health Corp 5.45% 9/15/2035	770,000	759,677
CVS Health Corp 5.625% 2/21/2053	140,000	125,978
CVS Health Corp 6.05% 6/1/2054	300,000	286,649
CVS Health Corp 6.125% 9/15/2039	100,000	100,512
CVS Health Corp 6.2% 9/15/2055	770,000	749,695
Elevance Health Inc 2.25% 5/15/2030	960,000	872,703
Elevance Health Inc 3.125% 5/15/2050	100,000	61,732
Elevance Health Inc 4% 9/15/2028	1,000,000	986,411
Elevance Health Inc 4.101% 3/1/2028	130,000	128,900
Elevance Health Inc 4.55% 3/1/2048	80,000	64,048
Elevance Health Inc 4.625% 5/15/2042	150,000	128,567
Elevance Health Inc 4.65% 1/15/2043	300,000	256,187
Elevance Health Inc 4.75% 2/15/2030	60,000	59,594
Elevance Health Inc 4.75% 2/15/2033	160,000	155,020
Elevance Health Inc 5% 1/15/2036	350,000	334,916
Elevance Health Inc 5.1% 1/15/2044	132,000	116,913
Elevance Health Inc 5.2% 2/15/2035	130,000	127,419
Elevance Health Inc 5.5% 10/15/2032	100,000	101,204
Elevance Health Inc 5.65% 6/15/2054	270,000	247,572
Elevance Health Inc 5.7% 2/15/2055	390,000	360,318
Elevance Health Inc 5.7% 9/15/2055	140,000	129,873
Elevance Health Inc 6.1% 10/15/2052	440,000	428,263
Franciscan Missionaries of Our Lady Health System Inc 3.914% 7/1/2049	120,000	86,401
HCA Inc 3.5% 7/15/2051	140,000	89,954
HCA Inc 3.5% 9/1/2030	1,170,000	1,103,687
HCA Inc 4.125% 6/15/2029	242,000	237,342
HCA Inc 4.7% 5/15/2031	370,000	362,373
HCA Inc 5.125% 6/15/2039	100,000	92,625
HCA Inc 5.25% 3/1/2030	60,000	60,392
HCA Inc 5.25% 6/15/2049	120,000	103,105
HCA Inc 5.3% 5/15/2036	340,000	328,943
HCA Inc 5.45% 4/1/2031	1,200,000	1,212,065
HCA Inc 5.45% 9/15/2034	160,000	158,902
HCA Inc 5.5% 6/15/2047	610,000	546,776
HCA Inc 5.6% 4/1/2034	700,000	702,857
HCA Inc 5.7% 11/15/2055	270,000	243,923
HCA Inc 5.75% 3/1/2035	100,000	100,769
HCA Inc 5.875% 2/1/2029	1,000,000	1,018,550
HCA Inc 6% 4/1/2054	180,000	169,768
HCA Inc 6.1% 4/1/2064	100,000	94,344
HCA Inc 6.2% 3/1/2055	840,000	812,432
Humana Inc 1.35% 2/3/2027	170,000	167,755
Humana Inc 2.15% 2/3/2032	510,000	436,628
Humana Inc 3.125% 8/15/2029	100,000	94,974
Humana Inc 3.95% 8/15/2049	100,000	69,551
Humana Inc 4.875% 4/1/2030	380,000	376,245
Humana Inc 4.95% 10/1/2044	180,000	151,332
Humana Inc 5.875% 3/1/2033	170,000	172,703
Humana Inc 6% 5/1/2055	120,000	110,891
Icon Investments Six DAC 5.849% 5/8/2029	200,000	203,523
Icon Investments Six DAC 5.995% 8/13/2036 (e)	300,000	299,115
Indiana University Health Inc Obligated Group 2.852% 11/1/2051	200,000	119,647
Integris Baptist Medical Center Inc 3.875% 8/15/2050	104,000	73,854
Kaiser Foundation Hospitals 2.81% 6/1/2041	290,000	206,367
Kaiser Foundation Hospitals 3.266% 11/1/2049	110,000	72,771
Kaiser Foundation Hospitals 4.15% 5/1/2047	460,000	363,998
Laboratory Corp of America Holdings 2.7% 6/1/2031	160,000	143,594
Laboratory Corp of America Holdings 4.8% 10/1/2034	340,000	325,651
Mass General Brigham Inc 3.342% 7/1/2060	220,000	136,155
Mayo Clinic 3.196% 11/15/2061	120,000	71,834
McKesson Corp 4.65% 5/30/2030	60,000	59,510
McKesson Corp 5.1% 7/15/2033	100,000	99,798
McKesson Corp 5.25% 5/30/2035	120,000	119,017
Memorial Sloan-Kettering Cancer Center 2.955% 1/1/2050	160,000	100,645
MyMichigan Health 3.409% 6/1/2050	42,000	28,108
New York and Presbyterian Hospital/The 4.024% 8/1/2045	280,000	222,179
Novant Health Inc 3.168% 11/1/2051	110,000	69,300
NYU Langone Hospitals 3.38% 7/1/2055	180,000	115,043
Orlando Health Obligated Group 3.327% 10/1/2050	68,000	45,778
Orlando Health Obligated Group 5.475% 10/1/2035	90,000	89,645
PeaceHealth Obligated Group 4.335% 11/15/2028	40,000	39,525
PeaceHealth Obligated Group 4.855% 11/15/2032	530,000	516,109
Piedmont Healthcare Inc 2.719% 1/1/2042	150,000	102,185
Providence St Joseph Health Obligated Group 2.7% 10/1/2051	280,000	157,213
Providence St Joseph Health Obligated Group 5.369% 10/1/2032	110,000	110,242
Quest Diagnostics Inc 2.8% 6/30/2031	200,000	180,856
Quest Diagnostics Inc 2.95% 6/30/2030	150,000	139,464
Quest Diagnostics Inc 4.6% 12/15/2027	600,000	600,241
Quest Diagnostics Inc 5% 6/30/2036	160,000	153,844
Sabra Health Care LP 3.2% 12/1/2031	100,000	89,691
SSM Health Care Corp 4.755% 6/1/2029 (b)	190,000	189,497
SSM Health Care Corp 4.999% 6/1/2031 (b)	70,000	69,722
Sutter Health 3.361% 8/15/2050	170,000	113,579
Sutter Health 5.164% 8/15/2033	160,000	158,708
Sutter Health 5.537% 8/15/2035	1,350,000	1,360,195
Trinity Health Corp 2.632% 12/1/2040	50,000	35,121
Trinity Health Corp 4.125% 12/1/2045	80,000	63,971
UnitedHealth Group Inc 2% 5/15/2030	170,000	153,365
UnitedHealth Group Inc 2.3% 5/15/2031	270,000	239,490
UnitedHealth Group Inc 2.875% 8/15/2029	360,000	341,719
UnitedHealth Group Inc 2.9% 5/15/2050	1,197,000	724,585
UnitedHealth Group Inc 3.05% 5/15/2041	100,000	72,770
UnitedHealth Group Inc 3.25% 5/15/2051	100,000	64,075
UnitedHealth Group Inc 3.375% 4/15/2027	220,000	218,711
UnitedHealth Group Inc 3.45% 1/15/2027	370,000	369,028
UnitedHealth Group Inc 3.7% 8/15/2049	90,000	63,337
UnitedHealth Group Inc 3.85% 6/15/2028	960,000	948,033
UnitedHealth Group Inc 3.875% 8/15/2059	170,000	115,192
UnitedHealth Group Inc 4.25% 1/15/2029	300,000	296,840
UnitedHealth Group Inc 4.45% 12/15/2048	68,000	54,239
UnitedHealth Group Inc 4.65% 1/15/2031	250,000	247,012
UnitedHealth Group Inc 4.75% 7/15/2045	182,000	155,456
UnitedHealth Group Inc 4.8% 1/15/2030	1,430,000	1,427,925
UnitedHealth Group Inc 4.9% 4/15/2031	600,000	598,514
UnitedHealth Group Inc 4.95% 5/15/2062	630,000	512,649
UnitedHealth Group Inc 5.05% 4/15/2053	360,000	308,291
UnitedHealth Group Inc 5.15% 7/15/2034	830,000	819,148
UnitedHealth Group Inc 5.25% 2/15/2028	100,000	101,000
UnitedHealth Group Inc 5.3% 6/15/2035	880,000	875,208
UnitedHealth Group Inc 5.35% 2/15/2033	100,000	100,848
UnitedHealth Group Inc 5.5% 4/15/2064	320,000	284,039
UnitedHealth Group Inc 5.625% 7/15/2054	1,160,000	1,076,775
UnitedHealth Group Inc 5.95% 2/15/2041	100,000	101,125
UnitedHealth Group Inc 6.05% 2/15/2063	440,000	426,157
UnitedHealth Group Inc 6.625% 11/15/2037	310,000	336,030
UnitedHealth Group Inc 6.875% 2/15/2038	126,000	138,946
Universal Health Services Inc 2.65% 1/15/2032	140,000	121,219
Universal Health Services Inc 2.65% 10/15/2030	180,000	161,601
West Virginia United Health System Obligated Group 3.129% 6/1/2050	70,000	42,689
		51,564,867
Life Sciences Tools & Services - 0.0%
Agilent Technologies Inc 4.2% 9/9/2027	140,000	139,691
Agilent Technologies Inc 4.75% 9/9/2034	140,000	134,940
Danaher Corp 2.6% 10/1/2050	245,000	139,567
Revvity Inc 2.25% 9/15/2031	100,000	86,976
Revvity Inc 3.3% 9/15/2029	150,000	142,554
Revvity Inc 3.625% 3/15/2051	45,000	30,483
Thermo Fisher Scientific Inc 2.6% 10/1/2029	520,000	487,781
Thermo Fisher Scientific Inc 2.8% 10/15/2041	410,000	288,290
Thermo Fisher Scientific Inc 4.215% 2/12/2031	250,000	242,669
Thermo Fisher Scientific Inc 4.794% 10/7/2035	250,000	240,432
Thermo Fisher Scientific Inc 4.902% 2/12/2036	500,000	481,229
Thermo Fisher Scientific Inc 5.086% 8/10/2033	120,000	119,492
Thermo Fisher Scientific Inc 5.546% 2/12/2046	150,000	142,978
		2,677,082
Pharmaceuticals - 0.8%
Bristol-Myers Squibb Co 1.45% 11/13/2030	800,000	698,269
Bristol-Myers Squibb Co 2.35% 11/13/2040	210,000	141,946
Bristol-Myers Squibb Co 2.55% 11/13/2050	510,000	284,713
Bristol-Myers Squibb Co 3.7% 3/15/2052	230,000	160,273
Bristol-Myers Squibb Co 3.9% 3/15/2062	120,000	81,880
Bristol-Myers Squibb Co 4.125% 6/15/2039	100,000	86,540
Bristol-Myers Squibb Co 4.25% 10/26/2049	100,000	77,548
Bristol-Myers Squibb Co 4.35% 11/15/2047	100,000	80,014
Bristol-Myers Squibb Co 4.55% 2/20/2048	159,000	130,533
Bristol-Myers Squibb Co 5% 8/15/2045	110,000	97,750
Bristol-Myers Squibb Co 5.1% 2/22/2031	410,000	412,717
Bristol-Myers Squibb Co 5.2% 2/22/2034	780,000	779,993
Bristol-Myers Squibb Co 5.5% 2/22/2044	250,000	239,614
Bristol-Myers Squibb Co 5.55% 2/22/2054	853,000	792,088
Eli Lilly & Co 2.25% 5/15/2050	685,000	371,418
Eli Lilly & Co 3.95% 3/15/2049	220,000	167,678
Eli Lilly & Co 4.15% 3/15/2059	100,000	74,078
Eli Lilly & Co 4.15% 5/20/2029	500,000	494,665
Eli Lilly & Co 4.2% 8/14/2029	290,000	286,880
Eli Lilly & Co 4.25% 3/15/2031	1,470,000	1,437,065
Eli Lilly & Co 4.375% 5/20/2031	500,000	489,447
Eli Lilly & Co 4.6% 8/14/2034	290,000	280,034
Eli Lilly & Co 4.75% 2/12/2030	100,000	100,135
Eli Lilly & Co 4.85% 5/20/2036	500,000	482,626
Eli Lilly & Co 4.875% 2/27/2053	60,000	51,559
Eli Lilly & Co 4.9% 10/15/2035	350,000	341,724
Eli Lilly & Co 4.95% 2/27/2063	210,000	176,978
Eli Lilly & Co 5.1% 2/12/2035	100,000	99,539
Eli Lilly & Co 5.1% 2/9/2064	290,000	250,559
Eli Lilly & Co 5.5% 2/12/2055	250,000	235,458
Eli Lilly & Co 5.6% 2/12/2065	100,000	93,599
Eli Lilly & Co 5.6% 5/20/2056	500,000	477,087
GlaxoSmithKline Capital Inc 6.375% 5/15/2038	331,000	352,756
Haleon US Capital LLC 3.625% 3/24/2032	850,000	787,723
Haleon US Capital LLC 5.375% 8/21/2036	200,000	198,670
Johnson & Johnson 2.1% 9/1/2040	590,000	397,985
Johnson & Johnson 2.25% 9/1/2050	100,000	55,370
Johnson & Johnson 2.45% 9/1/2060	310,000	159,596
Johnson & Johnson 3.4% 1/15/2038	388,000	328,488
Johnson & Johnson 4.5% 12/5/2043	100,000	89,741
Johnson & Johnson 4.9% 6/1/2031	100,000	101,036
Johnson & Johnson 5% 3/1/2035	840,000	840,653
Merck & Co Inc 2.15% 12/10/2031	380,000	331,283
Merck & Co Inc 2.35% 6/24/2040	210,000	144,974
Merck & Co Inc 2.45% 6/24/2050	200,000	111,235
Merck & Co Inc 2.75% 12/10/2051	150,000	87,274
Merck & Co Inc 3.6% 9/15/2042	130,000	100,371
Merck & Co Inc 3.7% 2/10/2045	322,000	242,684
Merck & Co Inc 3.850% 9/15/2027	340,000	338,695
Merck & Co Inc 3.9% 3/7/2039	100,000	85,039
Merck & Co Inc 4.15% 3/15/2031	1,260,000	1,222,474
Merck & Co Inc 4.15% 5/18/2043	100,000	82,109
Merck & Co Inc 4.150% 9/15/2030	380,000	370,816
Merck & Co Inc 4.3% 5/22/2028	230,000	229,403
Merck & Co Inc 4.5% 5/17/2033	400,000	388,939
Merck & Co Inc 4.65% 5/22/2031	230,000	227,679
Merck & Co Inc 4.9% 5/17/2044	300,000	267,036
Merck & Co Inc 5% 5/17/2053	170,000	147,005
Merck & Co Inc 5.2% 5/22/2036	250,000	246,704
Merck & Co Inc 5.55% 12/4/2055	680,000	635,717
Merck & Co Inc 5.700% 9/15/2055	270,000	258,362
Merck & Co Inc 5.85% 5/22/2056	340,000	331,606
Mylan Inc 5.2% 4/15/2048	74,000	59,786
Mylan Inc 5.4% 11/29/2043	170,000	144,787
Novartis Capital Corp 2.2% 8/14/2030	290,000	262,994
Novartis Capital Corp 2.75% 8/14/2050	310,000	187,091
Novartis Capital Corp 3.9% 11/5/2028	400,000	394,821
Novartis Capital Corp 4.1% 11/5/2030	400,000	388,536
Novartis Capital Corp 4.1% 3/16/2029	300,000	296,369
Novartis Capital Corp 4.4% 3/18/2031	300,000	294,087
Novartis Capital Corp 4.4% 5/6/2044	120,000	101,506
Novartis Capital Corp 4.6% 11/5/2035	270,000	257,731
Novartis Capital Corp 4.9% 3/18/2036	900,000	871,721
Novartis Capital Corp 5.3% 11/5/2055	300,000	276,412
Novartis Capital Corp 5.7% 3/18/2056	300,000	291,106
Pfizer Inc 1.75% 8/18/2031	1,300,000	1,120,997
Pfizer Inc 2.55% 5/28/2040	120,000	84,133
Pfizer Inc 2.7% 5/28/2050	100,000	58,985
Pfizer Inc 3.45% 3/15/2029	100,000	97,262
Pfizer Inc 3.9% 3/15/2039	70,000	59,296
Pfizer Inc 4% 12/15/2036	190,000	170,108
Pfizer Inc 4% 3/15/2049	300,000	225,527
Pfizer Inc 4.125% 12/15/2046	200,000	157,156
Pfizer Inc 4.2% 11/15/2030	1,700,000	1,659,489
Pfizer Inc 4.3% 6/15/2043	106,000	87,950
Pfizer Inc 4.4% 5/15/2044	110,000	92,589
Pfizer Inc 4.875% 11/15/2035	760,000	733,055
Pfizer Inc 5.6% 11/15/2055	130,000	123,489
Pfizer Inc 7.2% 3/15/2039	230,000	261,350
Pfizer Investment Enterprises Pte Ltd 4.45% 5/19/2028	500,000	498,779
Pfizer Investment Enterprises Pte Ltd 4.65% 5/19/2030	300,000	297,711
Pfizer Investment Enterprises Pte Ltd 4.75% 5/19/2033	360,000	351,053
Pfizer Investment Enterprises Pte Ltd 5.11% 5/19/2043	470,000	429,711
Pfizer Investment Enterprises Pte Ltd 5.3% 5/19/2053	1,428,000	1,276,960
Pfizer Investment Enterprises Pte Ltd 5.34% 5/19/2063	150,000	130,950
Pharmacia LLC 6.6% 12/1/2028 (d)	190,000	197,707
Royalty Pharma PLC 3.35% 9/2/2051	390,000	249,079
Royalty Pharma PLC 4.450% 3/25/2031	340,000	330,712
Royalty Pharma PLC 5.9% 9/2/2054	100,000	95,276
Viatris Inc 2.7% 6/22/2030	528,000	480,146
Viatris Inc 3.85% 6/22/2040	200,000	153,006
Viatris Inc 4% 6/22/2050	370,000	247,734
Wyeth LLC 5.95% 4/1/2037	50,000	51,548
Wyeth LLC 6% 2/15/2036	100,000	103,974
Zoetis Inc 3% 9/12/2027	50,000	49,322
Zoetis Inc 3.9% 8/20/2028	500,000	492,508
Zoetis Inc 3.95% 9/12/2047	290,000	217,284
Zoetis Inc 4.15% 8/17/2028	200,000	198,023
Zoetis Inc 5% 8/17/2035	60,000	57,951
		33,803,597
TOTAL HEALTH CARE		124,032,931
Industrials - 1.6%
Aerospace & Defense - 0.5%
Boeing Co 2.95% 2/1/2030	220,000	205,565
Boeing Co 3.2% 3/1/2029	320,000	307,638
Boeing Co 3.25% 2/1/2035	100,000	84,788
Boeing Co 3.375% 6/15/2046	120,000	81,719
Boeing Co 3.75% 2/1/2050	360,000	249,653
Boeing Co 3.825% 3/1/2059	100,000	65,717
Boeing Co 3.9% 5/1/2049	130,000	92,502
Boeing Co 3.95% 8/1/2059	160,000	107,301
Boeing Co 5.705% 5/1/2040	700,000	688,521
Boeing Co 5.805% 5/1/2050	320,000	301,648
Boeing Co 5.93% 5/1/2060	330,000	308,228
Boeing Co 6.298% 5/1/2029	320,000	330,612
Boeing Co 6.388% 5/1/2031	120,000	125,870
Boeing Co 6.528% 5/1/2034	1,486,000	1,585,447
Boeing Co 6.858% 5/1/2054	730,000	782,004
Boeing Co 6.875% 3/15/2039	160,000	174,493
GE Aerospace 4.25% 5/1/2040	50,000	41,905
GE Aerospace 4.3% 7/29/2030	200,000	196,059
GE Aerospace 4.35% 5/1/2050	170,000	137,993
GE Aerospace 4.5% 3/11/2044	200,000	172,477
GE Aerospace 6.75% 3/15/2032	130,000	141,031
General Dynamics Corp 2.625% 11/15/2027	180,000	176,308
General Dynamics Corp 2.85% 6/1/2041	120,000	86,151
General Dynamics Corp 3.75% 5/15/2028	100,000	98,842
General Dynamics Corp 4.25% 4/1/2040	204,000	177,364
General Dynamics Corp 4.25% 4/1/2050	30,000	23,955
Honeywell Aerospace Inc 4% 3/16/2029	380,000	373,012
Honeywell Aerospace Inc 4.3% 3/16/2031	790,000	767,864
Honeywell Aerospace Inc 4.95% 3/16/2036	300,000	288,194
Honeywell Aerospace Inc 5.622% 3/16/2046	400,000	382,041
Honeywell Aerospace Inc 5.732% 3/16/2056	600,000	570,118
Howmet Aerospace Inc 5.95% 2/1/2037	50,000	51,833
Huntington Ingalls Industries Inc 3.483% 12/1/2027	170,000	167,465
L3Harris Technologies Inc 1.8% 1/15/2031	575,000	503,080
L3Harris Technologies Inc 5.05% 6/1/2029	1,140,000	1,145,490
L3Harris Technologies Inc 5.5% 8/15/2054	90,000	83,310
L3Harris Technologies Inc 5.6% 7/31/2053	170,000	159,023
Lockheed Martin Corp 3.6% 3/1/2035	450,000	403,782
Lockheed Martin Corp 3.9% 6/15/2032	160,000	151,939
Lockheed Martin Corp 4.07% 12/15/2042	110,000	90,121
Lockheed Martin Corp 4.09% 9/15/2052	119,000	89,565
Lockheed Martin Corp 4.15% 6/15/2053	150,000	113,727
Lockheed Martin Corp 4.3% 6/15/2062	100,000	74,707
Lockheed Martin Corp 4.5% 2/15/2029	500,000	498,357
Lockheed Martin Corp 4.7% 5/15/2046	136,000	116,696
Lockheed Martin Corp 4.8% 8/15/2034	390,000	380,637
Lockheed Martin Corp 5% 8/15/2035	380,000	373,067
Lockheed Martin Corp 5.1% 11/15/2027	210,000	211,775
Lockheed Martin Corp 5.2% 2/15/2055	480,000	430,097
Lockheed Martin Corp 5.7% 11/15/2054	100,000	96,255
Lockheed Martin Corp 5.9% 11/15/2063	150,000	146,899
Lockheed Martin Corp 6.15% 9/1/2036	100,000	105,976
Northrop Grumman Corp 3.25% 1/15/2028	100,000	98,196
Northrop Grumman Corp 3.85% 4/15/2045	230,000	175,243
Northrop Grumman Corp 4.03% 10/15/2047	328,000	250,119
Northrop Grumman Corp 4.4% 5/1/2030	410,000	403,625
Northrop Grumman Corp 4.65% 7/15/2030	400,000	396,267
Northrop Grumman Corp 4.7% 3/15/2033	140,000	136,383
Northrop Grumman Corp 4.75% 6/1/2043	110,000	96,866
Northrop Grumman Corp 5.15% 5/1/2040	150,000	142,328
Northrop Grumman Corp 5.2% 6/1/2054	305,000	271,373
Northrop Grumman Corp 5.25% 5/1/2050	70,000	63,014
RTX Corp 1.9% 9/1/2031	470,000	406,349
RTX Corp 2.25% 7/1/2030	130,000	118,013
RTX Corp 2.82% 9/1/2051	210,000	124,221
RTX Corp 3.75% 11/1/2046	200,000	148,030
RTX Corp 4.125% 11/16/2028	400,000	395,051
RTX Corp 4.15% 5/15/2045	200,000	159,830
RTX Corp 4.35% 4/15/2047	100,000	80,693
RTX Corp 4.45% 11/16/2038	360,000	324,592
RTX Corp 4.5% 6/1/2042	40,000	34,621
RTX Corp 4.875% 10/15/2040	210,000	193,958
RTX Corp 5.15% 2/27/2033	100,000	100,097
RTX Corp 5.375% 2/27/2053	100,000	91,505
RTX Corp 5.7% 4/15/2040	160,000	160,804
RTX Corp 6.1% 3/15/2034	500,000	525,569
RTX Corp 6.125% 7/15/2038	640,000	668,699
RTX Corp 6.4% 3/15/2054	490,000	513,188
		20,597,455
Air Freight & Logistics - 0.1%
FedEx Corp 4.25% 5/15/2030	130,000	126,661
FedEx Corp 5.25% 5/15/2050	178,000	154,541
United Parcel Service Inc 3.05% 11/15/2027	150,000	147,651
United Parcel Service Inc 3.4% 11/15/2046	190,000	133,010
United Parcel Service Inc 3.4% 9/1/2049	100,000	67,333
United Parcel Service Inc 3.75% 11/15/2047	160,000	116,601
United Parcel Service Inc 4.45% 4/1/2030	150,000	148,431
United Parcel Service Inc 4.65% 10/15/2030	200,000	198,858
United Parcel Service Inc 4.85% 8/15/2031	100,000	99,608
United Parcel Service Inc 4.875% 3/3/2033	160,000	159,554
United Parcel Service Inc 5.2% 4/1/2040	100,000	96,055
United Parcel Service Inc 5.25% 5/14/2035	750,000	750,721
United Parcel Service Inc 5.5% 5/22/2054	380,000	350,785
United Parcel Service Inc 5.95% 5/14/2055	640,000	628,138
United Parcel Service Inc 6.2% 1/15/2038	234,000	247,266
		3,425,213
Building Products - 0.1%
Carrier Global Corp 2.493% 2/15/2027	100,000	99,149
Carrier Global Corp 2.722% 2/15/2030	410,000	381,241
Carrier Global Corp 3.377% 4/5/2040	150,000	116,658
Carrier Global Corp 3.577% 4/5/2050	300,000	208,530
Carrier Global Corp 5.9% 3/15/2034	791,000	816,015
Johnson Controls International PLC / Tyco Fire & Security Finance SCA 1.75% 9/15/2030	300,000	264,723
Johnson Controls International PLC / Tyco Fire & Security Finance SCA 2% 9/16/2031	280,000	242,356
Johnson Controls International plc 4.625% 7/2/2044 (f)	170,000	144,320
Masco Corp 1.5% 2/15/2028	100,000	95,577
Masco Corp 2% 2/15/2031	90,000	78,226
Masco Corp 3.125% 2/15/2051	90,000	55,742
Owens Corning 3.875% 6/1/2030	70,000	67,169
Owens Corning 4.3% 7/15/2047	170,000	133,171
Owens Corning 5.7% 6/15/2034	120,000	121,471
Owens Corning 5.95% 6/15/2054	100,000	96,996
Trane Technologies Holdco Inc 3.75% 8/21/2028	240,000	236,145
Trane Technologies Holdco Inc 4.3% 2/21/2048	190,000	151,506
		3,308,995
Commercial Services & Supplies - 0.1%
Republic Services Inc 1.45% 2/15/2031	500,000	430,455
Republic Services Inc 3.95% 5/15/2028	750,000	741,849
Republic Services Inc 5% 12/15/2033	140,000	138,853
Republic Services Inc 5% 7/15/2036	350,000	339,022
Republic Services Inc 5.15% 3/15/2035	250,000	248,049
Republic Services Inc 5.2% 11/15/2034	200,000	199,237
Veralto Corp 5.45% 9/18/2033	110,000	110,640
Waste Connections Inc 3.05% 4/1/2050	420,000	267,175
Waste Management Inc 1.5% 3/15/2031	990,000	852,480
Waste Management Inc 2.5% 11/15/2050	150,000	85,416
Waste Management Inc 2.95% 6/1/2041	130,000	94,769
Waste Management Inc 3.15% 11/15/2027	50,000	49,226
Waste Management Inc 4.15% 4/15/2032	220,000	211,462
Waste Management Inc 4.65% 3/15/2030	140,000	139,308
Waste Management Inc 4.95% 3/15/2035	140,000	136,869
Waste Management Inc 4.95% 7/3/2031	70,000	70,029
Waste Management Inc 5.35% 10/15/2054	290,000	267,686
		4,382,525
Electrical Equipment - 0.1%
ABB Finance USA Inc 4.375% 5/8/2042	70,000	59,781
Emerson Electric Co 1.95% 10/15/2030	240,000	213,937
Emerson Electric Co 2.8% 12/21/2051	220,000	130,778
Emerson Electric Co 5% 3/15/2035	270,000	265,533
GE Vernova Inc 4.25% 2/4/2031	200,000	194,758
GE Vernova Inc 4.875% 2/4/2036	220,000	211,149
GE Vernova Inc 5.5% 2/4/2056	180,000	166,846
Hubbell Inc 4.65% 6/15/2031	250,000	245,837
Hubbell Inc 5.15% 6/15/2036	150,000	145,032
Regal Rexnord Corp 6.3% 2/15/2030	290,000	298,940
Regal Rexnord Corp 6.4% 4/15/2033	110,000	114,227
Rockwell Automation Inc 4.2% 3/1/2049	170,000	135,769
		2,182,587
Ground Transportation - 0.2%
Burlington Northern Santa Fe LLC 2.875% 6/15/2052	280,000	166,230
Burlington Northern Santa Fe LLC 3.05% 2/15/2051	30,000	18,784
Burlington Northern Santa Fe LLC 3.3% 9/15/2051	350,000	228,171
Burlington Northern Santa Fe LLC 4.05% 6/15/2048	182,000	139,763
Burlington Northern Santa Fe LLC 4.15% 12/15/2048	100,000	77,832
Burlington Northern Santa Fe LLC 4.45% 3/15/2043	401,000	343,529
Burlington Northern Santa Fe LLC 4.9% 4/1/2044	350,000	313,001
Burlington Northern Santa Fe LLC 5.15% 9/1/2043	100,000	92,894
Burlington Northern Santa Fe LLC 5.2% 4/15/2054	340,000	302,958
Burlington Northern Santa Fe LLC 5.5% 3/15/2055	170,000	158,022
Burlington Northern Santa Fe LLC 5.55% 3/15/2056	200,000	187,338
Burlington Northern Santa Fe LLC 5.75% 5/1/2040	100,000	101,128
Burlington Northern Santa Fe LLC 5.8% 3/15/2056	140,000	135,859
Burlington Northern Santa Fe LLC 6.15% 5/1/2037	70,000	74,417
CSX Corp 2.4% 2/15/2030	340,000	314,372
CSX Corp 2.5% 5/15/2051	110,000	61,625
CSX Corp 3.8% 3/1/2028	50,000	49,438
CSX Corp 3.95% 5/1/2050	370,000	275,374
CSX Corp 4.25% 3/15/2029	150,000	148,450
CSX Corp 4.3% 3/1/2048	210,000	167,121
CSX Corp 4.4% 3/1/2043	50,000	42,350
CSX Corp 4.65% 3/1/2068	280,000	219,208
CSX Corp 4.75% 11/15/2048	160,000	135,498
CSX Corp 5.05% 6/15/2035	220,000	216,034
CSX Corp 6.15% 5/1/2037	100,000	105,439
Norfolk Southern Corp 3.05% 5/15/2050	100,000	62,488
Norfolk Southern Corp 3.155% 5/15/2055	100,000	61,138
Norfolk Southern Corp 3.8% 8/1/2028	72,000	70,921
Norfolk Southern Corp 3.95% 10/1/2042	305,000	243,703
Norfolk Southern Corp 4.1% 5/15/2121	200,000	132,042
Norfolk Southern Corp 4.15% 2/28/2048	100,000	77,644
Norfolk Southern Corp 4.55% 6/1/2053	80,000	63,777
Norfolk Southern Corp 4.837% 10/1/2041	370,000	333,065
Norfolk Southern Corp 5.05% 8/1/2030	20,000	20,114
Norfolk Southern Corp 5.35% 8/1/2054	460,000	415,465
Norfolk Southern Corp 5.55% 3/15/2034	230,000	235,348
Uber Technologies Inc 4.15% 1/15/2031	300,000	289,439
Uber Technologies Inc 4.3% 1/15/2030	110,000	107,856
Uber Technologies Inc 4.8% 9/15/2034	110,000	105,165
Uber Technologies Inc 4.8% 9/15/2035	590,000	558,724
Uber Technologies Inc 5.35% 9/15/2054	110,000	97,323
Union Pacific Corp 2.15% 2/5/2027	120,000	118,918
Union Pacific Corp 2.375% 5/20/2031	740,000	661,222
Union Pacific Corp 2.891% 4/6/2036	390,000	321,517
Union Pacific Corp 2.973% 9/16/2062	100,000	55,144
Union Pacific Corp 3.25% 2/5/2050	270,000	176,868
Union Pacific Corp 3.375% 2/14/2042	150,000	114,068
Union Pacific Corp 3.5% 2/14/2053	100,000	66,948
Union Pacific Corp 3.799% 4/6/2071	330,000	215,034
Union Pacific Corp 3.85% 2/14/2072	230,000	152,638
Union Pacific Corp 3.875% 2/1/2055	80,000	56,965
Union Pacific Corp 4% 4/15/2047	90,000	69,075
Union Pacific Corp 5.1% 2/20/2035	120,000	119,306
Union Pacific Corp 5.15% 1/20/2063	320,000	277,159
Union Pacific Corp 5.6% 12/1/2054	630,000	596,229
		9,950,138
Industrial Conglomerates - 0.1%
3M Co 2.25% 9/19/2026	330,000	329,630
3M Co 2.375% 8/26/2029	270,000	252,156
3M Co 2.875% 10/15/2027	210,000	206,267
3M Co 3.25% 8/26/2049	200,000	131,167
3M Co 3.375% 3/1/2029	110,000	106,496
3M Co 3.7% 4/15/2050	96,000	67,485
3M Co 3.875% 6/15/2044	140,000	107,009
3M Co 4% 9/14/2048	200,000	149,906
3M Co 4.8% 3/15/2030	300,000	299,483
3M Co 5.15% 3/15/2035	290,000	286,124
3M Co 5.7% 3/15/2037	100,000	101,460
Honeywell International Inc 1.95% 6/1/2030	100,000	89,992
Honeywell International Inc 2.5% 11/1/2026	580,000	578,408
Honeywell International Inc 2.7% 8/15/2029	210,000	198,524
Honeywell International Inc 4.5% 1/15/2034	820,000	783,383
Honeywell International Inc 5.25% 3/1/2054	200,000	182,885
Trane Technologies Financing Ltd 3.8% 3/21/2029	180,000	175,796
Trane Technologies Financing Ltd 5.25% 3/3/2033	80,000	80,469
		4,126,640
Machinery - 0.3%
Caterpillar Financial Services Corp 1.1% 9/14/2027	540,000	522,731
Caterpillar Financial Services Corp 3.95% 11/14/2028	2,000,000	1,971,270
Caterpillar Financial Services Corp 4.1% 8/15/2028	440,000	436,235
Caterpillar Financial Services Corp 4.15% 1/8/2031	300,000	291,782
Caterpillar Inc 2.6% 4/9/2030	210,000	195,172
Caterpillar Inc 3.25% 4/9/2050	130,000	87,552
Caterpillar Inc 3.25% 9/19/2049	220,000	148,090
Caterpillar Inc 3.803% 8/15/2042	200,000	160,830
Caterpillar Inc 5.2% 5/15/2035	290,000	289,317
Caterpillar Inc 5.2% 5/27/2041	300,000	289,968
Caterpillar Inc 5.5% 5/15/2055	100,000	98,222
Caterpillar Inc 6.05% 8/15/2036	100,000	106,306
Cummins Inc 1.5% 9/1/2030	190,000	167,190
Cummins Inc 4.875% 10/1/2043	250,000	226,452
Cummins Inc 5.15% 2/20/2034	120,000	119,469
Cummins Inc 5.3% 5/9/2035	100,000	99,558
Deere & Co 2.875% 9/7/2049	190,000	119,491
Deere & Co 5.7% 1/19/2055	350,000	343,564
Eaton Corp 3.95% 3/6/2029	2,200,000	2,158,693
Eaton Corp 4.15% 11/2/2042	100,000	82,911
Eaton Corp 4.15% 3/15/2033	730,000	693,552
Eaton Corp 4.2% 3/6/2031	500,000	483,951
Eaton Corp 5.45% 3/6/2056	300,000	280,470
Illinois Tool Works Inc 3.9% 9/1/2042	100,000	80,563
Ingersoll Rand Inc 5.4% 8/14/2028	220,000	222,634
Ingersoll Rand Inc 5.45% 6/15/2034	80,000	80,112
Ingersoll Rand Inc 5.7% 8/14/2033	670,000	683,209
Otis Worldwide Corp 2.293% 4/5/2027	170,000	168,109
Otis Worldwide Corp 2.565% 2/15/2030	220,000	203,083
Otis Worldwide Corp 3.362% 2/15/2050	200,000	134,177
Otis Worldwide Corp 4.488% 5/7/2029	700,000	694,655
Otis Worldwide Corp 5.131% 9/4/2035	200,000	194,860
Parker-Hannifin Corp 3.25% 3/1/2027	180,000	179,115
Parker-Hannifin Corp 3.25% 6/14/2029	210,000	201,655
Parker-Hannifin Corp 4% 6/14/2049	160,000	120,850
Parker-Hannifin Corp 4.1% 3/1/2047	150,000	117,453
Parker-Hannifin Corp 4.25% 9/15/2027	170,000	169,666
Parker-Hannifin Corp 4.5% 9/15/2029	250,000	247,905
Stanley Black & Decker Inc 2.75% 11/15/2050	211,000	120,299
Stanley Black & Decker Inc 3% 5/15/2032	190,000	169,165
Stanley Black & Decker Inc 6% 3/6/2028	100,000	101,564
Westinghouse Air Brake Technologies Corp 3.45% 11/15/2026	200,000	199,538
Westinghouse Air Brake Technologies Corp 4.7% 9/15/2028 (f)	200,000	199,566
Westinghouse Air Brake Technologies Corp 5.5% 5/29/2035	150,000	149,800
		13,810,754
Passenger Airlines - 0.0%
American Airlines 2019-1 Class AA Pass Through Trust equipment trust certificate 3.15% 8/15/2033	84,146	77,734
American Airlines 2021-1 Class A Pass Through Trust equipment trust certificate 2.875% 1/11/2036	164,957	145,486
American Airlines 2026-2 Class A Pass Through Trust equipment trust certificate 5.7% 8/20/2040	400,000	399,614
Delta Air Lines Inc 4.95% 7/10/2028	240,000	240,324
Delta Air Lines Inc 5.25% 7/10/2030	120,000	120,216
Southwest Airlines Co 4.375% 11/15/2028	150,000	148,190
Southwest Airlines Co 5.125% 6/15/2027	251,000	251,982
Southwest Airlines Co 5.25% 11/15/2035	90,000	84,870
United Airlines 2023-1 Class A Pass Through Trust equipment trust certificate 5.8% 7/15/2037	230,954	234,929
		1,703,345
Professional Services - 0.0%
Booz Allen Hamilton Inc 5.95% 8/4/2033	180,000	180,631
Leidos Inc 5% 3/15/2036	400,000	378,306
Leidos Inc 5.75% 3/15/2033	140,000	142,044
Paychex Inc 5.1% 4/15/2030	280,000	280,106
Paychex Inc 5.35% 4/15/2032	230,000	229,795
Paychex Inc 5.6% 4/15/2035	400,000	396,986
Verisk Analytics Inc 5.125% 3/15/2036	300,000	285,490
Verisk Analytics Inc 5.25% 3/15/2035	260,000	252,918
		2,146,276
Trading Companies & Distributors - 0.1%
Ferguson Enterprises Inc 5% 10/3/2034	100,000	96,848
GATX Corp 6.05% 3/15/2034	400,000	411,506
GATX Corp 6.9% 5/1/2034	300,000	324,086
Sumisho Air Lease Corp 2.1% 9/1/2028	190,000	179,793
Sumisho Air Lease Corp 2.2% 1/15/2027	140,000	138,797
Sumisho Air Lease Corp 3.625% 12/1/2027	140,000	138,094
Sumisho Air Lease Corp 4.5% 3/24/2029 (e)	398,000	392,947
Sumisho Air Lease Corp 4.625% 10/1/2028	350,000	348,586
Sumisho Air Lease Corp 4.85% 3/24/2031 (e)	100,000	97,848
Sumisho Air Lease Corp 5.2% 7/15/2031	300,000	297,218
Sumisho Air Lease Corp 5.5% 3/24/2036 (e)	130,000	126,746
WW Grainger Inc 3.75% 5/15/2046	120,000	90,716
WW Grainger Inc 4.45% 9/15/2034	100,000	95,420
		2,738,605
TOTAL INDUSTRIALS		68,372,533
Information Technology - 1.9%
Communications Equipment - 0.1%
Cisco Systems Inc 4.75% 2/24/2030	570,000	569,424
Cisco Systems Inc 4.85% 2/26/2029	300,000	301,611
Cisco Systems Inc 5.05% 2/26/2034	300,000	296,289
Cisco Systems Inc 5.1% 2/24/2035	280,000	275,887
Cisco Systems Inc 5.3% 2/26/2054	140,000	125,814
Cisco Systems Inc 5.35% 2/26/2064	100,000	88,544
Cisco Systems Inc 5.5% 1/15/2040	192,000	189,066
Cisco Systems Inc 5.5% 2/24/2055	270,000	251,141
Cisco Systems Inc 5.9% 2/15/2039	400,000	410,527
Motorola Solutions Inc 2.3% 11/15/2030	330,000	294,891
Motorola Solutions Inc 4.6% 2/23/2028	110,000	109,835
Motorola Solutions Inc 5.2% 8/15/2032	110,000	109,491
Motorola Solutions Inc 5.4% 4/15/2034	230,000	227,619
Motorola Solutions Inc 5.65% 8/17/2036	300,000	298,831
		3,548,970
Electronic Equipment, Instruments & Components - 0.2%
Amphenol Corp 2.2% 9/15/2031	140,000	122,646
Amphenol Corp 3.8% 11/15/2027	400,000	397,039
Amphenol Corp 4.125% 11/15/2030	1,760,000	1,704,727
Amphenol Corp 4.625% 2/15/2036	250,000	234,933
Amphenol Corp 5.25% 4/5/2034	180,000	179,532
Amphenol Corp 5.3% 11/15/2055	360,000	326,036
Amphenol Corp 5.375% 11/15/2054	88,000	81,192
Corning Inc 3.9% 11/15/2049	70,000	50,202
Corning Inc 4.375% 11/15/2057	110,000	82,645
Corning Inc 5.35% 11/15/2048	400,000	361,784
Corning Inc 5.75% 8/15/2040	100,000	99,137
Dell International LLC / EMC Corp 3.375% 12/15/2041	215,000	158,000
Dell International LLC / EMC Corp 4.15% 2/15/2029	1,100,000	1,081,480
Dell International LLC / EMC Corp 4.9% 10/1/2026	450,000	450,083
Dell International LLC / EMC Corp 5% 4/1/2030	170,000	169,645
Dell International LLC / EMC Corp 5.1% 2/15/2036	100,000	96,118
Dell International LLC / EMC Corp 5.25% 2/15/2037	500,000	480,418
Dell International LLC / EMC Corp 5.3% 10/1/2029	90,000	90,881
Dell International LLC / EMC Corp 5.5% 4/1/2035	220,000	218,921
Dell International LLC / EMC Corp 5.75% 2/1/2033	110,000	112,317
Dell International LLC / EMC Corp 8.1% 7/15/2036	420,000	487,487
Dell International LLC / EMC Corp 8.35% 7/15/2046	92,000	111,340
Keysight Technologies Inc 4.95% 10/15/2034	120,000	115,697
Keysight Technologies Inc 5.35% 7/30/2030	300,000	302,884
Teledyne Technologies Inc 2.25% 4/1/2028	100,000	96,184
Teledyne Technologies Inc 2.75% 4/1/2031	350,000	315,989
Vontier Corp 2.4% 4/1/2028	70,000	67,258
Vontier Corp 2.95% 4/1/2031	250,000	226,020
		8,220,595
IT Services - 0.1%
CDW LLC / CDW Finance Corp 2.67% 12/1/2026	430,000	427,996
CDW LLC / CDW Finance Corp 3.569% 12/1/2031	70,000	63,287
CDW LLC / CDW Finance Corp 5.1% 3/1/2030	200,000	197,633
CDW LLC / CDW Finance Corp 5.55% 8/22/2034	140,000	135,702
IBM Corporation 1.7% 5/15/2027	800,000	784,811
IBM Corporation 1.95% 5/15/2030	100,000	89,773
IBM Corporation 2.85% 5/15/2040	110,000	76,878
IBM Corporation 2.95% 5/15/2050	100,000	58,023
IBM Corporation 3.43% 2/9/2052	180,000	111,602
IBM Corporation 3.5% 5/15/2029	520,000	503,264
IBM Corporation 4.15% 5/15/2039	450,000	376,585
IBM Corporation 4.5% 2/6/2028	680,000	679,221
IBM Corporation 4.7% 2/19/2046	204,000	165,124
IBM Corporation 5% 2/10/2032	100,000	99,066
IBM Corporation 5.2% 2/10/2035	600,000	586,053
IBM Corporation 5.6% 11/30/2039	540,000	526,780
IBM Corporation 5.7% 2/10/2055	300,000	266,147
IBM Corporation 5.8% 2/3/2056	450,000	404,582
IBM Corporation 5.875% 11/29/2032	120,000	124,273
		5,676,800
Semiconductors & Semiconductor Equipment - 0.6%
Advanced Micro Devices Inc 4.393% 6/1/2052	70,000	54,388
Advanced Micro Devices Inc 5% 8/17/2031	500,000	496,120
Advanced Micro Devices Inc 5.5% 8/17/2036	300,000	294,562
Analog Devices Inc 1.7% 10/1/2028	150,000	141,267
Analog Devices Inc 2.1% 10/1/2031	380,000	330,926
Analog Devices Inc 2.8% 10/1/2041	150,000	104,697
Analog Devices Inc 2.95% 10/1/2051	160,000	97,346
Applied Materials Inc 1.75% 6/1/2030	170,000	151,699
Applied Materials Inc 2.75% 6/1/2050	190,000	114,616
Applied Materials Inc 4% 1/15/2031	170,000	163,947
Applied Materials Inc 4.35% 4/1/2047	90,000	73,682
Applied Materials Inc 4.6% 1/15/2036	150,000	141,552
Applied Materials Inc 5.1% 10/1/2035	120,000	118,182
Broadcom Inc 2.45% 2/15/2031	160,000	142,164
Broadcom Inc 2.6% 2/15/2033	100,000	83,852
Broadcom Inc 3.137% 11/15/2035	290,000	233,325
Broadcom Inc 3.187% 11/15/2036	220,000	173,526
Broadcom Inc 3.419% 4/15/2033	190,000	166,606
Broadcom Inc 3.469% 4/15/2034	230,000	197,276
Broadcom Inc 3.75% 2/15/2051	630,000	424,041
Broadcom Inc 4.15% 11/15/2030	250,000	239,931
Broadcom Inc 4.15% 4/15/2032	100,000	93,575
Broadcom Inc 4.2% 10/15/2030	1,600,000	1,538,155
Broadcom Inc 4.3% 1/15/2031	1,130,000	1,088,905
Broadcom Inc 4.3% 11/15/2032	410,000	383,988
Broadcom Inc 4.55% 2/15/2032	480,000	459,624
Broadcom Inc 4.6% 7/15/2030	930,000	910,853
Broadcom Inc 4.8% 10/15/2034	480,000	449,166
Broadcom Inc 4.8% 2/15/2036	330,000	302,829
Broadcom Inc 4.95% 1/15/2036	350,000	325,469
Broadcom Inc 5% 4/15/2030	292,000	290,578
Broadcom Inc 5.7% 1/15/2056	200,000	180,166
Intel Corp 2% 8/12/2031	50,000	42,953
Intel Corp 2.45% 11/15/2029	720,000	665,629
Intel Corp 2.8% 8/12/2041	220,000	147,663
Intel Corp 3.05% 8/12/2051	50,000	29,437
Intel Corp 3.1% 2/15/2060	210,000	112,563
Intel Corp 3.2% 8/12/2061	100,000	54,304
Intel Corp 3.25% 11/15/2049	180,000	110,863
Intel Corp 3.734% 12/8/2047	110,000	75,395
Intel Corp 3.9% 3/25/2030	90,000	86,528
Intel Corp 4.15% 8/5/2032	110,000	103,314
Intel Corp 4.6% 3/25/2040	110,000	95,250
Intel Corp 4.65% 6/1/2031	500,000	487,721
Intel Corp 4.75% 3/25/2050	390,000	306,851
Intel Corp 4.875% 2/10/2028	1,000,000	1,001,913
Intel Corp 5.05% 8/5/2062	470,000	367,195
Intel Corp 5.125% 2/10/2030	600,000	601,174
Intel Corp 5.2% 2/10/2033	840,000	830,462
Intel Corp 5.3% 5/15/2036	540,000	520,478
Intel Corp 5.6% 2/21/2054	480,000	420,604
Intel Corp 5.7% 2/10/2053	140,000	124,990
Intel Corp 5.9% 2/10/2063	190,000	170,000
Intel Corp 6.125% 5/15/2056	690,000	650,691
KLA Corp 3.3% 3/1/2050	110,000	72,418
KLA Corp 4.1% 3/15/2029	160,000	157,534
KLA Corp 4.65% 7/15/2032	450,000	440,046
KLA Corp 4.95% 7/15/2052	180,000	154,367
KLA Corp 5% 3/15/2049	100,000	87,277
KLA Corp 5.25% 7/15/2062	120,000	104,797
Lam Research Corp 2.875% 6/15/2050	150,000	91,984
Lam Research Corp 3.125% 6/15/2060	50,000	29,195
Lam Research Corp 4% 3/15/2029	210,000	206,228
Marvell Technology Inc 2.45% 4/15/2028	120,000	115,750
Marvell Technology Inc 4.75% 7/15/2030	270,000	266,082
Marvell Technology Inc 5.3% 4/15/2036	150,000	144,586
Marvell Technology Inc 5.45% 7/15/2035	100,000	98,388
Marvell Technology Inc 5.95% 9/15/2033	70,000	71,854
Microchip Technology Inc 5.05% 3/15/2029	160,000	160,488
Micron Technology Inc 3.366% 11/1/2041	90,000	67,442
NVIDIA Corp 2% 6/15/2031	480,000	421,034
NVIDIA Corp 3.5% 4/1/2040	90,000	71,042
NVIDIA Corp 3.5% 4/1/2050	277,000	185,958
NVIDIA Corp 4.25% 6/15/2028	400,000	397,677
NVIDIA Corp 4.35% 6/15/2029	400,000	395,841
NVIDIA Corp 4.5% 6/15/2031	850,000	830,383
NVIDIA Corp 4.75% 6/15/2033	400,000	387,352
NVIDIA Corp 4.95% 6/15/2036	700,000	665,421
NVIDIA Corp 5.55% 6/15/2046	400,000	367,670
NVIDIA Corp 5.625% 6/15/2056	550,000	493,797
QUALCOMM Inc 2.15% 5/20/2030	380,000	344,941
QUALCOMM Inc 4.3% 5/20/2047	313,000	243,740
QUALCOMM Inc 4.5% 5/20/2030	320,000	317,011
QUALCOMM Inc 4.5% 5/20/2052	180,000	140,948
QUALCOMM Inc 4.65% 5/20/2035	150,000	143,095
QUALCOMM Inc 4.8% 5/20/2045	130,000	110,991
QUALCOMM Inc 5% 5/20/2035	570,000	553,383
QUALCOMM Inc 6% 5/20/2053	70,000	68,190
Texas Instruments Inc 2.25% 9/4/2029	510,000	474,967
Texas Instruments Inc 2.9% 11/3/2027	160,000	157,428
Texas Instruments Inc 3.875% 3/15/2039	210,000	177,421
Texas Instruments Inc 4.5% 5/23/2030	360,000	355,839
Texas Instruments Inc 4.9% 3/14/2033	270,000	267,910
Texas Instruments Inc 5.05% 5/18/2063	210,000	176,895
Texas Instruments Inc 5.1% 5/23/2035	360,000	353,668
		27,344,029
Software - 0.7%
Adobe Inc 2.15% 2/1/2027	240,000	237,996
Adobe Inc 4.95% 4/4/2034	160,000	156,300
Autodesk Inc 2.85% 1/15/2030	140,000	130,678
Cadence Design Systems Inc 4.3% 9/10/2029	180,000	177,186
Cadence Design Systems Inc 4.7% 9/10/2034	90,000	86,376
Intuit Inc 5.2% 9/15/2033	150,000	148,045
Intuit Inc 5.5% 9/15/2053	150,000	130,168
Microsoft Corp 2.5% 9/15/2050	230,000	128,814
Microsoft Corp 2.525% 6/1/2050	1,270,000	715,003
Microsoft Corp 2.675% 6/1/2060	740,000	384,805
Microsoft Corp 2.921% 3/17/2052	610,000	366,081
Microsoft Corp 3.041% 3/17/2062	460,000	259,011
Microsoft Corp 3.45% 8/8/2036	1,130,000	985,378
Microsoft Corp 3.5% 2/12/2035	180,000	162,121
Microsoft Corp 3.75% 2/12/2045	320,000	245,429
Microsoft Corp 5.3% 2/8/2041	280,000	277,736
Oracle Corp 2.875% 3/25/2031	820,000	717,914
Oracle Corp 3.25% 11/15/2027	600,000	588,032
Oracle Corp 3.25% 5/15/2030	110,000	100,256
Oracle Corp 3.6% 4/1/2040	610,000	422,794
Oracle Corp 3.6% 4/1/2050	210,000	121,866
Oracle Corp 3.8% 11/15/2037	340,000	258,589
Oracle Corp 3.85% 4/1/2060	650,000	366,305
Oracle Corp 3.9% 5/15/2035	100,000	81,667
Oracle Corp 3.95% 3/25/2051	200,000	121,306
Oracle Corp 4% 11/15/2047	388,000	243,490
Oracle Corp 4.1% 3/25/2061	880,000	514,535
Oracle Corp 4.125% 5/15/2045	110,000	72,555
Oracle Corp 4.2% 9/27/2029	1,300,000	1,249,568
Oracle Corp 4.3% 7/8/2034	100,000	86,465
Oracle Corp 4.375% 5/15/2055	200,000	126,184
Oracle Corp 4.45% 9/26/2030	500,000	473,302
Oracle Corp 4.5% 7/8/2044	120,000	84,674
Oracle Corp 4.55% 2/4/2029	950,000	928,477
Oracle Corp 4.7% 9/27/2034	600,000	529,367
Oracle Corp 4.9% 2/6/2033	260,000	239,459
Oracle Corp 4.95% 2/4/2031	1,300,000	1,245,702
Oracle Corp 5.2% 9/26/2035	600,000	538,260
Oracle Corp 5.375% 7/15/2040	270,000	224,748
Oracle Corp 5.375% 9/27/2054	150,000	109,772
Oracle Corp 5.5% 8/3/2035	150,000	137,557
Oracle Corp 5.7% 2/4/2036	1,080,000	998,615
Oracle Corp 5.875% 9/26/2045	1,185,000	977,193
Oracle Corp 5.95% 9/26/2055	200,000	158,892
Oracle Corp 6% 8/3/2055	340,000	273,907
Oracle Corp 6.125% 7/8/2039	114,000	104,380
Oracle Corp 6.125% 8/3/2065	210,000	165,980
Oracle Corp 6.25% 11/9/2032	150,000	149,428
Oracle Corp 6.55% 2/4/2046	500,000	446,728
Oracle Corp 6.7% 2/4/2056	1,810,000	1,594,192
Roper Technologies Inc 1.4% 9/15/2027	60,000	58,207
Roper Technologies Inc 1.75% 2/15/2031	60,000	51,736
Roper Technologies Inc 2% 6/30/2030	400,000	356,304
Roper Technologies Inc 4.9% 10/15/2034	260,000	246,852
Roper Technologies Inc 5.1% 9/15/2035	150,000	142,943
Salesforce Inc 1.5% 7/15/2028	140,000	132,268
Salesforce Inc 1.95% 7/15/2031	100,000	86,460
Salesforce Inc 2.9% 7/15/2051	600,000	337,758
Salesforce Inc 3.7% 4/11/2028	140,000	138,078
Salesforce Inc 4.65% 3/15/2029	240,000	238,959
Salesforce Inc 4.9% 9/15/2031	2,440,000	2,408,248
Salesforce Inc 5.55% 3/15/2036	210,000	206,160
Salesforce Inc 6.55% 3/15/2056	930,000	907,495
Synopsys Inc 4.65% 4/1/2028	700,000	698,864
Synopsys Inc 4.85% 4/1/2030	790,000	785,278
Synopsys Inc 5% 4/1/2032	370,000	365,282
Synopsys Inc 5.15% 4/1/2035	370,000	359,291
Synopsys Inc 5.7% 4/1/2055	420,000	388,828
VMware LLC 2.2% 8/15/2031	500,000	433,396
VMware LLC 4.7% 5/15/2030	100,000	98,473
		27,484,166
Technology Hardware, Storage & Peripherals - 0.2%
Apple Inc 1.7% 8/5/2031	280,000	243,158
Apple Inc 2.05% 9/11/2026	290,000	289,845
Apple Inc 2.375% 2/8/2041	920,000	633,180
Apple Inc 2.4% 8/20/2050	330,000	181,932
Apple Inc 2.55% 8/20/2060	110,000	55,970
Apple Inc 2.65% 2/8/2051	1,140,000	657,185
Apple Inc 2.65% 5/11/2050	330,000	192,400
Apple Inc 2.7% 8/5/2051	190,000	110,291
Apple Inc 2.8% 2/8/2061	590,000	318,021
Apple Inc 2.85% 8/5/2061	490,000	265,830
Apple Inc 2.95% 9/11/2049	180,000	112,611
Apple Inc 3% 11/13/2027	890,000	876,890
Apple Inc 3.35% 2/9/2027	240,000	239,299
Apple Inc 3.75% 11/13/2047	90,000	66,597
Apple Inc 3.75% 9/12/2047	110,000	81,498
Apple Inc 4% 5/10/2028	500,000	496,881
Apple Inc 4.3% 5/10/2033	1,000,000	975,980
Apple Inc 4.375% 5/13/2045	510,000	425,417
Apple Inc 4.45% 5/6/2044	100,000	85,533
Apple Inc 4.5% 2/23/2036	110,000	106,415
Apple Inc 4.65% 2/23/2046	201,000	173,638
Apple Inc 4.75% 5/12/2035	600,000	591,747
Apple Inc 4.85% 5/10/2053	140,000	123,160
Hewlett Packard Enterprise Co 4.4% 10/15/2030	240,000	233,716
Hewlett Packard Enterprise Co 4.55% 10/15/2029	1,060,000	1,045,756
Hewlett Packard Enterprise Co 5% 10/15/2034	270,000	258,936
Hewlett Packard Enterprise Co 5.25% 4/1/2033	100,000	98,832
Hewlett Packard Enterprise Co 5.25% 7/1/2028	140,000	141,002
Hewlett Packard Enterprise Co 5.6% 10/15/2054	410,000	361,571
Hewlett Packard Enterprise Co 6.2% 10/15/2035 (d)	50,000	52,359
HP Inc 2.65% 6/17/2031	330,000	292,456
HP Inc 3.4% 6/17/2030	250,000	235,450
HP Inc 4.2% 4/15/2032	140,000	131,726
HP Inc 5.4% 4/25/2030	390,000	392,842
HP Inc 5.5% 1/15/2033	100,000	100,384
		10,648,508
TOTAL INFORMATION TECHNOLOGY		82,923,068
Materials - 0.4%
Chemicals - 0.2%
Air Products and Chemicals Inc 2.05% 5/15/2030	40,000	36,187
Air Products and Chemicals Inc 2.7% 5/15/2040	320,000	229,381
Air Products and Chemicals Inc 2.8% 5/15/2050	40,000	24,054
Air Products and Chemicals Inc 4.3% 6/11/2028	90,000	89,640
Air Products and Chemicals Inc 4.8% 3/3/2033	120,000	118,535
Air Products and Chemicals Inc 4.9% 10/11/2032	90,000	89,305
Albemarle Corp 5.05% 6/1/2032	40,000	39,254
CF Industries Inc 5.375% 3/15/2044	240,000	221,262
Dow Chemical Co/The 2.1% 11/15/2030	450,000	396,973
Dow Chemical Co/The 3.6% 11/15/2050	290,000	187,789
Dow Chemical Co/The 4.375% 11/15/2042	100,000	79,366
Dow Chemical Co/The 5.15% 2/15/2034	220,000	213,954
Dow Chemical Co/The 5.25% 11/15/2041	130,000	115,738
Dow Chemical Co/The 5.55% 11/30/2048	80,000	69,909
Dow Chemical Co/The 5.6% 2/15/2054	120,000	104,543
Dow Chemical Co/The 5.65% 3/15/2036	290,000	284,559
Dow Chemical Co/The 6.9% 5/15/2053	240,000	250,546
Dow Chemical Co/The 7.375% 11/1/2029	110,000	118,642
Eastman Chemical Co 4.5% 12/1/2028	406,000	402,822
Eastman Chemical Co 4.65% 10/15/2044	100,000	82,847
Eastman Chemical Co 4.8% 9/1/2042	80,000	68,888
Eastman Chemical Co 5.625% 2/20/2034	190,000	190,062
Ecolab Inc 1.3% 1/30/2031	560,000	479,374
Ecolab Inc 2.125% 8/15/2050	150,000	77,261
Ecolab Inc 5% 9/1/2035	150,000	146,344
Ecolab Inc 5.35% 6/15/2036	500,000	496,319
Ecolab Inc 5.5% 12/8/2041	100,000	97,874
International Flavors & Fragrances Inc 4.45% 9/26/2028	130,000	129,022
International Flavors & Fragrances Inc 5% 9/26/2048	90,000	76,852
Linde Inc/CT 2% 8/10/2050	100,000	51,011
LYB International Finance II BV 3.5% 3/2/2027	680,000	676,232
LYB International Finance III LLC 2.25% 10/1/2030	140,000	124,839
LYB International Finance III LLC 3.375% 10/1/2040	220,000	158,991
LYB International Finance III LLC 3.625% 4/1/2051	110,000	71,022
LYB International Finance III LLC 3.8% 10/1/2060	140,000	86,027
LYB International Finance III LLC 4.2% 5/1/2050	100,000	70,876
LYB International Finance III LLC 5.5% 3/1/2034	130,000	127,875
LYB International Finance III LLC 5.625% 5/15/2033	160,000	159,885
LYB International Finance III LLC 5.875% 1/15/2036	280,000	277,805
LyondellBasell Industries NV 4.625% 2/26/2055	340,000	252,378
Mosaic Co/The 5.45% 11/15/2033	150,000	148,408
Rohm and Haas Co 7.85% 7/15/2029	120,000	129,538
RPM International Inc 2.95% 1/15/2032	70,000	62,455
RPM International Inc 3.75% 3/15/2027	100,000	99,471
RPM International Inc 4.55% 3/1/2029	120,000	118,897
Sherwin-Williams Co/The 2.2% 3/15/2032	140,000	120,782
Sherwin-Williams Co/The 2.95% 8/15/2029	120,000	113,632
Sherwin-Williams Co/The 3.45% 6/1/2027	210,000	208,398
Sherwin-Williams Co/The 3.8% 8/15/2049	80,000	57,672
Sherwin-Williams Co/The 4% 12/15/2042	60,000	47,135
Sherwin-Williams Co/The 4.5% 6/1/2047	450,000	365,503
Sherwin-Williams Co/The 4.5% 8/15/2030	200,000	196,506
Sherwin-Williams Co/The 4.8% 9/1/2031	170,000	167,692
Westlake Corp 3.125% 8/15/2051	80,000	47,770
Westlake Corp 3.375% 6/15/2030	210,000	197,846
Westlake Corp 5.55% 11/15/2035	80,000	77,857
Westlake Corp 6.375% 11/15/2055	290,000	278,893
		9,412,698
Construction Materials - 0.1%
Amrize Finance US LLC 5.4% 4/7/2035	550,000	543,769
CRH America Finance Inc 5.4% 5/21/2034	200,000	199,338
CRH America Finance Inc 5.5% 1/9/2035	400,000	399,591
CRH America Finance Inc 5.6% 2/9/2056	100,000	92,917
Martin Marietta Materials Inc 2.4% 7/15/2031	120,000	105,727
Martin Marietta Materials Inc 2.5% 3/15/2030	110,000	101,067
Martin Marietta Materials Inc 4.25% 12/15/2047	120,000	92,689
Martin Marietta Materials Inc 5.15% 12/1/2034	90,000	88,054
Martin Marietta Materials Inc 5.2% 1/30/2032	600,000	600,087
Martin Marietta Materials Inc 5.5% 12/1/2054	150,000	136,759
Martin Marietta Materials Inc 6.375% 8/15/2056	200,000	204,262
Vulcan Materials Co 4.7% 3/1/2048	120,000	99,791
Vulcan Materials Co 4.95% 12/1/2029	50,000	50,152
Vulcan Materials Co 5.35% 12/1/2034	300,000	298,188
Vulcan Materials Co 5.7% 12/1/2054	120,000	113,794
		3,126,185
Containers & Packaging - 0.1%
Amcor Flexibles North America Inc 2.69% 5/25/2031	220,000	197,402
Amcor Flexibles North America Inc 4.25% 3/8/2029	500,000	492,712
Amcor Flexibles North America Inc 5.1% 3/17/2030	670,000	671,568
Amcor Flexibles North America Inc 5.125% 3/12/2036	200,000	192,630
Amcor Flexibles North America Inc 5.5% 3/17/2035	150,000	149,248
Amcor Group Finance PLC 5.45% 5/23/2029	150,000	151,988
Avery Dennison Corp 2.65% 4/30/2030	140,000	129,119
Avery Dennison Corp 5.75% 3/15/2033	100,000	102,394
International Paper Co 4.4% 8/15/2047	50,000	39,237
International Paper Co 4.8% 6/15/2044	150,000	126,562
International Paper Co 5% 9/15/2035	328,000	314,107
International Paper Co 5.15% 5/15/2046	110,000	95,681
International Paper Co 6% 11/15/2041	70,000	69,531
Packaging Corp of America 5.2% 8/15/2035	50,000	48,948
Packaging Corp of America 5.7% 12/1/2033	250,000	255,167
Sonoco Products Co 5% 9/1/2034	270,000	259,840
WestRock MWV LLC 8.2% 1/15/2030	200,000	219,086
WRKCo Inc 3.9% 6/1/2028	170,000	167,288
WRKCo Inc 4.9% 3/15/2029	140,000	139,992
		3,822,500
Metals & Mining - 0.0%
Freeport-McMoRan Inc 4.375% 8/1/2028	110,000	109,118
Freeport-McMoRan Inc 4.625% 8/1/2030	190,000	186,814
Freeport-McMoRan Inc 5.45% 3/15/2043	300,000	281,832
Newmont Corp / Newcrest Finance Pty Ltd 5.35% 3/15/2034	400,000	402,549
Newmont Corp 2.6% 7/15/2032	120,000	105,940
Newmont Corp 5.45% 6/9/2044	100,000	95,532
Nucor Corp 2.979% 12/15/2055	110,000	65,281
Nucor Corp 3.125% 4/1/2032	200,000	181,782
Nucor Corp 4.65% 6/1/2030	780,000	774,883
		2,203,731
TOTAL MATERIALS		18,565,114
Real Estate - 0.9%
Diversified REITs - 0.1%
Equinix Europe 2 Financing Corp LLC 4.6% 11/15/2030	200,000	194,957
Equinix Europe 2 Financing Corp LLC 4.7% 3/15/2033	400,000	380,453
Equinix Europe 2 Financing Corp LLC 5.5% 6/15/2034	310,000	305,807
GLP Capital LP / GLP Financing II Inc 4% 1/15/2031	190,000	177,751
GLP Capital LP / GLP Financing II Inc 5.25% 2/15/2033	200,000	192,553
GLP Capital LP / GLP Financing II Inc 5.625% 3/1/2036	350,000	333,396
GLP Capital LP / GLP Financing II Inc 5.625% 9/15/2034	350,000	339,935
Piedmont Operating Partnership LP 3.15% 8/15/2030	100,000	91,445
Safehold GL Holdings LLC 5.65% 1/15/2035	150,000	148,760
Store Capital LLC 2.7% 12/1/2031	100,000	86,956
Store Capital LLC 4.5% 3/15/2028	200,000	198,710
VICI Properties LP 4.75% 2/15/2028	580,000	578,765
VICI Properties LP 4.95% 2/15/2030	570,000	562,435
VICI Properties LP 5.125% 5/15/2032	140,000	136,135
VICI Properties LP 5.625% 4/1/2035	140,000	136,973
VICI Properties LP 5.75% 10/15/2036	200,000	194,419
VICI Properties LP 6.125% 4/1/2054	190,000	178,320
WP Carey Inc 2.4% 2/1/2031	140,000	124,491
WP Carey Inc 2.45% 2/1/2032	130,000	112,309
		4,474,570
Health Care REITs - 0.1%
Alexandria Real Estate Equities Inc 2% 5/18/2032	370,000	307,326
Alexandria Real Estate Equities Inc 3.375% 8/15/2031	340,000	309,732
Alexandria Real Estate Equities Inc 3.95% 1/15/2027	395,000	394,208
Alexandria Real Estate Equities Inc 4.5% 7/30/2029	100,000	98,363
Alexandria Real Estate Equities Inc 4.85% 4/15/2049	140,000	113,001
Alexandria Real Estate Equities Inc 5.25% 3/15/2036	600,000	571,585
Alexandria Real Estate Equities Inc 5.625% 5/15/2054	150,000	135,597
Healthpeak OP LLC 2.875% 1/15/2031	430,000	391,058
Healthpeak OP LLC 3% 1/15/2030	320,000	299,725
Healthpeak OP LLC 4.75% 1/15/2033	20,000	19,271
Healthpeak OP LLC 5.375% 2/15/2035	120,000	118,115
Omega Healthcare Investors Inc 3.375% 2/1/2031	110,000	101,008
Omega Healthcare Investors Inc 4.5% 4/1/2027	140,000	139,876
Omega Healthcare Investors Inc 4.75% 1/15/2028	201,000	200,406
Omega Healthcare Investors Inc 5.2% 7/1/2030	290,000	287,988
Ventas Realty LP 2.5% 9/1/2031	150,000	132,161
Ventas Realty LP 4% 3/1/2028	184,000	181,929
Ventas Realty LP 4.875% 4/15/2049	160,000	134,334
Ventas Realty LP 5% 1/15/2035	130,000	125,209
Welltower OP LLC 2.05% 1/15/2029	390,000	366,726
Welltower OP LLC 2.75% 1/15/2032	490,000	436,611
Welltower OP LLC 4.25% 4/15/2028	174,000	173,003
		5,037,232
Industrial REITs - 0.1%
LXP Industrial Trust 6.75% 11/15/2028	33,000	34,023
Prologis LP 1.625% 3/15/2031	150,000	129,350
Prologis LP 1.75% 2/1/2031	340,000	295,833
Prologis LP 2.125% 10/15/2050	100,000	51,248
Prologis LP 2.125% 4/15/2027	170,000	167,817
Prologis LP 2.875% 11/15/2029	370,000	348,768
Prologis LP 4.25% 6/15/2031	200,000	193,760
Prologis LP 4.625% 1/15/2033	100,000	97,207
Prologis LP 4.75% 1/15/2031	370,000	368,071
Prologis LP 4.875% 6/15/2028	100,000	100,512
Prologis LP 5.125% 1/15/2034	100,000	98,836
Prologis LP 5.25% 3/15/2054	270,000	242,919
Prologis LP 5.25% 5/15/2035	230,000	226,966
Prologis LP 5.25% 6/15/2053	100,000	90,294
		2,445,604
Office REITs - 0.0%
Boston Properties LP 2.55% 4/1/2032	160,000	138,071
Boston Properties LP 2.75% 10/1/2026	100,000	99,875
Boston Properties LP 3.25% 1/30/2031	227,000	209,196
Boston Properties LP 3.4% 6/21/2029	230,000	220,567
Boston Properties LP 4.5% 12/1/2028	280,000	277,651
Boston Properties LP 5.75% 1/15/2035	130,000	128,813
COPT Defense Properties LP 2.75% 4/15/2031	200,000	179,380
Highwoods Realty LP 2.6% 2/1/2031	130,000	115,359
Highwoods Realty LP 4.125% 3/15/2028	140,000	138,020
Highwoods Realty LP 4.2% 4/15/2029	170,000	165,857
Highwoods Realty LP 7.65% 2/1/2034	50,000	54,877
Kilroy Realty LP 2.65% 11/15/2033	100,000	79,990
Kilroy Realty LP 4.75% 12/15/2028	330,000	326,638
Kilroy Realty LP 5.875% 10/15/2035	70,000	67,629
Kilroy Realty LP 6.25% 1/15/2036	70,000	69,305
		2,271,228
Real Estate Management & Development - 0.1%
Americold Realty Operating Partnership LP 5.6% 5/15/2032	150,000	149,116
CBRE Services Inc 4.8% 6/15/2030	40,000	39,550
CBRE Services Inc 5.25% 6/1/2036	350,000	337,209
CBRE Services Inc 5.5% 4/1/2029	140,000	141,930
CBRE Services Inc 5.95% 8/15/2034	280,000	285,267
Digital Realty Trust LP 3.7% 8/15/2027	370,000	367,250
Essex Portfolio LP 2.65% 3/15/2032	320,000	279,831
Essex Portfolio LP 3% 1/15/2030	230,000	215,488
Essex Portfolio LP 5.375% 4/1/2035	240,000	238,572
Extra Space Storage LP 3.9% 4/1/2029	520,000	506,467
Extra Space Storage LP 4% 6/15/2029	80,000	77,950
Extra Space Storage LP 4.95% 1/15/2033	150,000	146,072
Extra Space Storage LP 5.35% 1/15/2035	130,000	128,327
Extra Space Storage LP 5.4% 2/1/2034	100,000	99,158
Extra Space Storage LP 5.4% 6/15/2035	290,000	285,831
Mid-America Apartments LP 1.7% 2/15/2031	350,000	303,445
Mid-America Apartments LP 2.875% 9/15/2051	65,000	38,962
Mid-America Apartments LP 4.2% 6/15/2028	260,000	257,831
Mid-America Apartments LP 5% 3/15/2034	50,000	48,685
Tanger Properties LP 3.125% 9/1/2026	100,000	100,000
		4,046,941
Residential REITs - 0.1%
American Homes 4 Rent LP 3.375% 7/15/2051	270,000	173,732
American Homes 4 Rent LP 5.5% 2/1/2034	90,000	89,259
Camden Property Trust 2.8% 5/15/2030	170,000	157,561
Camden Property Trust 3.15% 7/1/2029	190,000	181,751
ERP Operating LP 1.85% 8/1/2031	240,000	207,547
ERP Operating LP 2.3% 3/1/2030	408,000	373,551
ERP Operating LP 2.5% 2/15/2030	160,000	147,651
ERP Operating LP 3.35% 5/15/2027	170,000	168,903
ERP Operating LP 3.5% 3/1/2028	160,000	157,415
ERP Operating LP 4.15% 7/1/2047	60,000	47,056
ERP Operating LP 4.65% 9/15/2034	200,000	190,311
ERP Operating LP 4.95% 6/15/2032	330,000	326,345
ERP Operating LP 5% 8/1/2035	300,000	290,963
ERP Operating LP 5.3% 12/7/2033	100,000	100,410
Invitation Homes Operating Partnership LP 2.3% 11/15/2028	170,000	160,870
Invitation Homes Operating Partnership LP 4.15% 4/15/2032	110,000	103,249
Invitation Homes Operating Partnership LP 4.875% 2/1/2035	80,000	75,695
Invitation Homes Operating Partnership LP 4.95% 1/15/2033	70,000	67,937
Invitation Homes Operating Partnership LP 5.45% 8/15/2030	50,000	50,230
Invitation Homes Operating Partnership LP 5.5% 8/15/2033	160,000	159,614
Sun Communities Operating LP 2.3% 11/1/2028	170,000	161,023
Sun Communities Operating LP 2.7% 7/15/2031	310,000	275,242
UDR Inc 2.1% 6/15/2033	100,000	81,374
UDR Inc 3% 8/15/2031	250,000	226,046
UDR Inc 3.2% 1/15/2030	100,000	94,376
		4,068,111
Retail REITs - 0.2%
Agree LP 2.9% 10/1/2030	100,000	91,841
Agree LP 4.8% 10/1/2032	170,000	164,821
Brixmor Operating Partnership LP 4.05% 7/1/2030	48,000	46,120
Brixmor Operating Partnership LP 4.125% 5/15/2029	44,000	43,085
Brixmor Operating Partnership LP 4.85% 2/15/2033	40,000	38,667
Brixmor Operating Partnership LP 5.5% 2/15/2034	190,000	189,705
Federal Realty OP LP 5.375% 5/1/2028	290,000	292,335
Kimco Realty OP LLC 1.9% 3/1/2028	610,000	586,017
Kimco Realty OP LLC 2.8% 10/1/2026	216,000	215,747
Kimco Realty OP LLC 4.6% 2/1/2033	120,000	115,694
Kimco Realty OP LLC 4.85% 3/1/2035	200,000	191,551
Kimco Realty OP LLC 5.3% 2/1/2036	350,000	345,755
Kite Realty Group LP 5.2% 8/15/2032	100,000	99,057
Kite Realty Group LP 5.5% 3/1/2034	70,000	69,629
NNN REIT Inc 3% 4/15/2052	200,000	120,435
NNN REIT Inc 3.6% 12/15/2026	530,000	528,810
Phillips Edison Grocery Center Operating Partnership I LP 4.75% 3/15/2033	200,000	191,702
Phillips Edison Grocery Center Operating Partnership I LP 4.95% 1/15/2035	110,000	104,957
Phillips Edison Grocery Center Operating Partnership I LP 5.25% 8/15/2032	40,000	39,739
Realty Income Corp 2.85% 12/15/2032	338,000	295,665
Realty Income Corp 3% 1/15/2027	640,000	637,237
Realty Income Corp 3.2% 2/15/2031	160,000	148,088
Realty Income Corp 3.25% 1/15/2031	238,000	221,342
Realty Income Corp 4.5% 2/1/2033	400,000	382,148
Realty Income Corp 4.75% 4/15/2033	1,000,000	969,425
Realty Income Corp 4.9% 7/15/2033	150,000	146,222
Regency Centers LP 3.7% 6/15/2030	150,000	143,278
Regency Centers LP 4.5% 3/15/2033	120,000	114,659
Regency Centers LP 5.1% 1/15/2035	200,000	195,196
Regency Centers LP 5.25% 1/15/2034	130,000	128,691
Simon Property Group LP 2.2% 2/1/2031	250,000	222,452
Simon Property Group LP 2.65% 2/1/2032	130,000	114,646
Simon Property Group LP 2.65% 7/15/2030	138,000	126,954
Simon Property Group LP 3.375% 12/1/2027	150,000	147,968
Simon Property Group LP 4.25% 10/1/2044	120,000	97,902
Simon Property Group LP 4.25% 11/30/2046	116,000	91,931
Simon Property Group LP 4.3% 1/15/2031	170,000	165,194
Simon Property Group LP 4.375% 10/1/2030	70,000	68,631
Simon Property Group LP 4.75% 3/15/2042	110,000	97,636
Simon Property Group LP 4.75% 9/26/2034	120,000	114,647
Simon Property Group LP 5.125% 10/1/2035	200,000	195,190
Simon Property Group LP 5.85% 3/8/2053	130,000	126,232
Simon Property Group LP 6.25% 1/15/2034	160,000	168,165
Simon Property Group LP 6.65% 1/15/2054	70,000	75,026
		8,670,192
Specialized REITs - 0.2%
American Tower Corp 2.1% 6/15/2030	120,000	107,596
American Tower Corp 2.7% 4/15/2031	360,000	323,655
American Tower Corp 2.95% 1/15/2051	110,000	65,534
American Tower Corp 3.1% 6/15/2050	120,000	74,355
American Tower Corp 3.125% 1/15/2027	950,000	945,084
American Tower Corp 3.6% 1/15/2028	70,000	68,965
American Tower Corp 3.7% 10/15/2049	150,000	104,476
American Tower Corp 3.8% 8/15/2029	100,000	97,044
American Tower Corp 4.7% 12/15/2032	250,000	241,298
American Tower Corp 4.9% 3/15/2030	400,000	397,983
American Tower Corp 5.25% 7/15/2028	470,000	473,378
American Tower Corp 5.35% 3/15/2035	170,000	167,524
American Tower Corp 5.4% 1/31/2035	30,000	29,739
American Tower Corp 5.65% 3/15/2033	370,000	375,228
Crown Castle Inc 2.25% 1/15/2031	100,000	88,085
Crown Castle Inc 3.25% 1/15/2051	440,000	275,454
Crown Castle Inc 3.3% 7/1/2030	480,000	447,413
Crown Castle Inc 3.65% 9/1/2027	464,000	459,982
Crown Castle Inc 5.1% 5/1/2033	280,000	272,158
Crown Castle Inc 5.2% 9/1/2034	330,000	320,038
CubeSmart LP 3% 2/15/2030	210,000	196,096
EPR Properties 3.75% 8/15/2029	130,000	124,876
EPR Properties 4.5% 6/1/2027	210,000	209,765
EPR Properties 4.75% 12/15/2026	130,000	129,988
Equinix Inc 2.5% 5/15/2031	210,000	185,778
Equinix Inc 3.9% 4/15/2032	640,000	592,933
Equinix Inc 5.8% 8/15/2036	400,000	395,066
Public Storage Operating Co 4.375% 7/1/2030	50,000	49,192
Public Storage Operating Co 5% 12/15/2035	271,000	262,749
Public Storage Operating Co 5% 7/1/2035	30,000	29,164
Public Storage Operating Co 5.1% 8/1/2033	580,000	576,207
Public Storage Operating Co 5.15% 8/15/2036	200,000	194,426
Weyerhaeuser Co 4% 11/15/2029	270,000	262,277
Weyerhaeuser Co 4% 4/15/2030	280,000	270,184
Weyerhaeuser Co 6.95% 10/1/2027	150,000	153,511
		8,967,201
TOTAL REAL ESTATE		39,981,079
Utilities - 2.4%
Electric Utilities - 1.9%
AEP Texas Inc 3.45% 5/15/2051	70,000	45,014
AEP Texas Inc 3.8% 10/1/2047	80,000	57,204
AEP Texas Inc 4.15% 5/1/2049	120,000	88,928
AEP Texas Inc 5.2% 4/15/2036	300,000	289,059
AEP Texas Inc 5.25% 5/15/2052	100,000	86,532
AEP Texas Inc 5.7% 5/15/2034	60,000	60,584
AEP Transmission Co LLC 2.75% 8/15/2051	100,000	58,075
AEP Transmission Co LLC 3.65% 4/1/2050	139,000	97,208
AEP Transmission Co LLC 5.25% 6/1/2036	400,000	392,409
AEP Transmission Co LLC 5.375% 6/15/2035	340,000	338,546
AEP Transmission Co LLC 5.4% 3/15/2053	100,000	91,128
Alabama Power Co 1.45% 9/15/2030	800,000	699,486
Alabama Power Co 3% 3/15/2052	170,000	103,299
Alabama Power Co 3.45% 10/1/2049	330,000	223,791
Alabama Power Co 5.85% 11/15/2033	190,000	196,096
American Electric Power Co Inc 2.3% 3/1/2030	120,000	109,456
American Electric Power Co Inc 3.25% 3/1/2050	174,000	111,420
American Electric Power Co Inc 4.3% 12/1/2028	194,000	191,935
American Electric Power Co Inc 5.8% 3/15/2056 (d)	510,000	500,892
American Electric Power Co Inc 6.95% 12/15/2054 (d)	140,000	147,028
Appalachian Power Co 3.7% 5/1/2050	100,000	68,474
Appalachian Power Co 4.5% 8/1/2032	140,000	134,990
Appalachian Power Co 5.65% 4/1/2034	120,000	120,986
Appalachian Power Co 7% 4/1/2038	100,000	109,316
Arizona Public Service Co 2.6% 8/15/2029	160,000	150,096
Arizona Public Service Co 3.35% 5/15/2050	200,000	129,403
Arizona Public Service Co 4.2% 8/15/2048	100,000	76,322
Arizona Public Service Co 5.1% 3/15/2036	100,000	96,144
Arizona Public Service Co 5.55% 8/1/2033	160,000	161,026
Arizona Public Service Co 5.7% 8/15/2034	200,000	202,596
Arizona Public Service Co 5.9% 8/15/2055	130,000	123,759
Baltimore Gas and Electric Co 2.9% 6/15/2050	120,000	71,905
Baltimore Gas and Electric Co 3.75% 8/15/2047	210,000	151,548
Baltimore Gas and Electric Co 4.55% 6/1/2052	100,000	79,230
Baltimore Gas and Electric Co 5.3% 6/1/2034	230,000	228,327
Baltimore Gas and Electric Co 5.45% 6/1/2035	220,000	218,979
Baltimore Gas and Electric Co 6.05% 6/1/2056	150,000	147,062
CenterPoint Energy Houston Electric LLC 2.9% 7/1/2050	100,000	61,157
CenterPoint Energy Houston Electric LLC 3.35% 4/1/2051	70,000	46,342
CenterPoint Energy Houston Electric LLC 4.8% 3/15/2030	250,000	249,057
CenterPoint Energy Houston Electric LLC 4.85% 4/1/2036	600,000	572,263
CenterPoint Energy Houston Electric LLC 4.95% 4/1/2033	330,000	323,652
CenterPoint Energy Houston Electric LLC 4.95% 8/15/2035	130,000	125,487
Cleco Corporate Holdings LLC 4.973% 5/1/2046	50,000	41,266
Commonwealth Edison Co 2.75% 9/1/2051	330,000	190,176
Commonwealth Edison Co 3% 3/1/2050	200,000	123,801
Commonwealth Edison Co 3.2% 11/15/2049	120,000	77,489
Commonwealth Edison Co 4% 3/1/2048	208,000	155,693
Commonwealth Edison Co 4.55% 6/1/2031	1,000,000	980,385
Commonwealth Edison Co 5.85% 6/1/2056	100,000	96,394
Commonwealth Edison Co 5.95% 6/1/2055	240,000	233,784
Commonwealth Edison Co 6.45% 1/15/2038	240,000	255,978
Connecticut Light and Power Co/The 4% 4/1/2048	60,000	45,702
Connecticut Light and Power Co/The 4.15% 6/1/2045	160,000	127,362
Connecticut Light and Power Co/The 5.25% 1/15/2053	120,000	107,430
Consolidated Edison Co of New York Inc 3.125% 11/15/2027	1,170,000	1,150,297
Consolidated Edison Co of New York Inc 3.35% 4/1/2030	770,000	730,791
Consolidated Edison Co of New York Inc 3.7% 11/15/2059	240,000	156,613
Consolidated Edison Co of New York Inc 3.85% 6/15/2046	100,000	73,976
Consolidated Edison Co of New York Inc 3.95% 4/1/2050	245,000	180,359
Consolidated Edison Co of New York Inc 4.5% 5/15/2058	220,000	168,774
Consolidated Edison Co of New York Inc 4.65% 12/1/2048	385,000	315,843
Consolidated Edison Co of New York Inc 5.15% 6/15/2036	350,000	341,419
Consolidated Edison Co of New York Inc 5.2% 3/1/2033	330,000	330,040
Consolidated Edison Co of New York Inc 5.5% 3/15/2055	100,000	90,839
Consolidated Edison Co of New York Inc 5.7% 6/15/2040	90,000	88,815
Consolidated Edison Co of New York Inc 5.75% 11/15/2055	290,000	272,441
Consolidated Edison Co of New York Inc 5.875% 6/15/2056	250,000	238,256
Consolidated Edison Co of New York Inc 6.15% 11/15/2052	150,000	149,854
Consolidated Edison Co of New York Inc 6.2% 6/15/2036	300,000	314,726
Consolidated Edison Co of New York Inc 6.75% 4/1/2038	110,000	119,906
Dayton Power & Light Co/The 3.95% 6/15/2049	55,000	39,798
Dominion Energy South Carolina Inc 2.3% 12/1/2031	230,000	201,021
Dominion Energy South Carolina Inc 5.1% 6/1/2065	60,000	50,812
Dominion Energy South Carolina Inc 5.3% 1/15/2035	150,000	148,886
Dominion Energy South Carolina Inc 5.3% 5/15/2033	150,000	150,347
Dominion Energy South Carolina Inc 6.25% 10/15/2053	160,000	163,426
DTE Electric Co 2.625% 3/1/2031	380,000	344,396
DTE Electric Co 2.95% 3/1/2050	80,000	49,859
DTE Electric Co 3% 3/1/2032	180,000	163,189
DTE Electric Co 3.25% 4/1/2051	240,000	155,835
DTE Electric Co 3.65% 3/1/2052	190,000	131,507
DTE Electric Co 3.95% 3/1/2049	56,000	41,678
DTE Electric Co 4.05% 5/15/2048	100,000	76,446
DTE Electric Co 4.85% 3/1/2036	420,000	400,024
DTE Electric Co 5.2% 3/1/2034	110,000	109,635
DTE Electric Co 5.25% 5/15/2035	100,000	98,911
Duke Energy Carolinas LLC 3.2% 8/15/2049	120,000	77,937
Duke Energy Carolinas LLC 3.7% 12/1/2047	360,000	258,939
Duke Energy Carolinas LLC 3.75% 6/1/2045	150,000	111,739
Duke Energy Carolinas LLC 3.875% 3/15/2046	240,000	180,110
Duke Energy Carolinas LLC 3.95% 3/15/2048	210,000	156,145
Duke Energy Carolinas LLC 4% 9/30/2042	179,000	143,768
Duke Energy Carolinas LLC 4.25% 12/15/2041	130,000	109,029
Duke Energy Carolinas LLC 4.65% 6/15/2031	550,000	542,176
Duke Energy Carolinas LLC 4.85% 3/15/2030	300,000	300,138
Duke Energy Carolinas LLC 5.15% 6/15/2036	400,000	389,947
Duke Energy Carolinas LLC 5.75% 6/15/2056	100,000	95,019
Duke Energy Corp 2.45% 6/1/2030	200,000	182,327
Duke Energy Corp 3.15% 8/15/2027	352,000	347,808
Duke Energy Corp 3.3% 6/15/2041	515,000	378,738
Duke Energy Corp 3.75% 9/1/2046	110,000	78,831
Duke Energy Corp 4.2% 6/15/2049	310,000	231,651
Duke Energy Corp 4.95% 9/15/2035	370,000	353,468
Duke Energy Corp 5% 8/15/2052	100,000	82,894
Duke Energy Corp 5.45% 6/15/2034	140,000	139,989
Duke Energy Corp 5.7% 9/15/2055	180,000	164,996
Duke Energy Corp 6.1% 9/15/2053	50,000	48,658
Duke Energy Corp 6.45% 9/1/2054 (d)	150,000	153,010
Duke Energy Florida LLC 3.2% 1/15/2027	240,000	239,154
Duke Energy Florida LLC 4.2% 12/1/2030	300,000	291,904
Duke Energy Florida LLC 4.2% 7/15/2048	140,000	107,814
Duke Energy Florida LLC 4.85% 12/1/2035	200,000	191,443
Duke Energy Florida LLC 6.2% 11/15/2053	110,000	111,732
Duke Energy Florida LLC 6.35% 9/15/2037	100,000	105,669
Duke Energy Florida LLC 6.4% 6/15/2038	360,000	381,557
Duke Energy Indiana LLC 4.95% 3/15/2036	210,000	201,466
Duke Energy Indiana LLC 5.9% 5/15/2055	100,000	97,127
Duke Energy Indiana LLC 6.12% 10/15/2035	70,000	72,744
Duke Energy Indiana LLC 6.35% 8/15/2038	170,000	180,476
Duke Energy Indiana LLC 6.45% 4/1/2039	110,000	117,118
Duke Energy Ohio Inc 2.125% 6/1/2030	210,000	189,711
Duke Energy Ohio Inc 3.65% 2/1/2029	210,000	204,848
Duke Energy Ohio Inc 4.3% 2/1/2049	65,000	50,340
Duke Energy Ohio Inc 5.55% 3/15/2054	50,000	46,034
Duke Energy Progress LLC 2% 8/15/2031	270,000	235,712
Duke Energy Progress LLC 3.45% 3/15/2029	600,000	582,012
Duke Energy Progress LLC 4.1% 5/15/2042	130,000	105,889
Duke Energy Progress LLC 4.15% 12/1/2044	220,000	174,650
Duke Energy Progress LLC 4.2% 8/15/2045	180,000	143,017
Duke Energy Progress LLC 5.05% 3/15/2035	250,000	244,041
Duke Energy Progress LLC 5.25% 3/15/2033	100,000	100,280
Duke Energy Progress LLC 5.55% 3/15/2055	350,000	323,119
Edison International 4.125% 3/15/2028	320,000	314,126
Edison International 6.95% 11/15/2029	70,000	72,285
Entergy Arkansas LLC 3.35% 6/15/2052	100,000	64,326
Entergy Arkansas LLC 4.95% 1/15/2036	500,000	479,177
Entergy Arkansas LLC 5.3% 9/15/2033	70,000	70,006
Entergy Corp 2.4% 6/15/2031	120,000	105,931
Entergy Corp 3.75% 6/15/2050	190,000	132,388
Entergy Louisiana LLC 3.12% 9/1/2027	490,000	485,095
Entergy Louisiana LLC 4% 3/15/2033	190,000	176,888
Entergy Louisiana LLC 4.2% 9/1/2048	200,000	152,979
Entergy Louisiana LLC 4.9% 4/15/2036	330,000	313,731
Entergy Louisiana LLC 5.65% 4/15/2056	40,000	37,185
Entergy Louisiana LLC 5.7% 3/15/2054	350,000	328,434
Entergy Mississippi LLC 5% 9/1/2033	100,000	98,055
Entergy Mississippi LLC 5.8% 4/15/2055	80,000	75,814
Entergy Mississippi LLC 5.85% 6/1/2054	80,000	75,994
Entergy Tex Inc 3.55% 9/30/2049	294,000	200,698
Entergy Tex Inc 5.25% 4/15/2035	60,000	58,956
Evergy Kansas Central Inc 5.25% 3/15/2035	540,000	529,737
Evergy Metro Inc 5.125% 8/15/2035	70,000	67,920
Eversource Energy 1.65% 8/15/2030	100,000	87,770
Eversource Energy 2.55% 3/15/2031	200,000	178,901
Eversource Energy 3.45% 1/15/2050	120,000	79,454
Eversource Energy 5.45% 3/1/2028	250,000	252,347
Eversource Energy 5.95% 7/15/2034	110,000	112,831
Exelon Corp 3.35% 3/15/2032	190,000	173,524
Exelon Corp 4.05% 4/15/2030	830,000	803,565
Exelon Corp 4.45% 4/15/2046	125,000	99,462
Exelon Corp 4.7% 4/15/2050	110,000	88,277
Exelon Corp 4.95% 3/15/2036	300,000	284,091
Exelon Corp 5.1% 6/15/2045	160,000	140,021
Exelon Corp 5.6% 3/15/2053	100,000	90,878
Exelon Corp 5.875% 3/15/2055	110,000	104,050
FirstEnergy Corp 2.25% 9/1/2030	150,000	133,995
FirstEnergy Corp 4.85% 7/15/2047 (f)	150,000	123,919
Florida Power & Light Co 2.875% 12/4/2051	190,000	113,149
Florida Power & Light Co 3.95% 3/1/2048	160,000	120,248
Florida Power & Light Co 3.99% 3/1/2049	133,000	99,414
Florida Power & Light Co 4.05% 10/1/2044	170,000	133,601
Florida Power & Light Co 4.05% 6/1/2042	210,000	171,440
Florida Power & Light Co 4.125% 2/1/2042	405,000	335,178
Florida Power & Light Co 4.625% 5/15/2030	700,000	695,984
Florida Power & Light Co 4.7% 2/15/2036	400,000	378,096
Florida Power & Light Co 5.3% 6/15/2034	300,000	300,339
Florida Power & Light Co 5.6% 2/15/2066	150,000	136,821
Florida Power & Light Co 5.6% 6/15/2054	130,000	121,704
Florida Power & Light Co 5.625% 4/1/2034	140,000	142,181
Florida Power & Light Co 5.7% 3/15/2055	100,000	94,831
Florida Power & Light Co 5.75% 6/1/2056	400,000	383,618
Georgia Power Co 2.65% 9/15/2029	640,000	601,111
Georgia Power Co 4.65% 5/16/2028	170,000	170,154
Georgia Power Co 4.85% 3/15/2031	300,000	297,828
Georgia Power Co 4.95% 5/17/2033	340,000	335,424
Georgia Power Co 5.2% 3/15/2035	440,000	435,102
Georgia Power Co 5.25% 3/15/2034	100,000	99,622
Georgia Power Co 5.5% 10/1/2055	180,000	165,338
Indiana Michigan Power Co 3.25% 5/1/2051	80,000	50,838
Indiana Michigan Power Co 3.75% 7/1/2047	120,000	87,066
Indiana Michigan Power Co 5.625% 4/1/2053	250,000	233,665
Interstate Power and Light Co 2.3% 6/1/2030	104,000	94,393
Interstate Power and Light Co 4.1% 9/26/2028	260,000	256,500
IPALCO Enterprises Inc 5.75% 4/1/2034	70,000	68,266
ITC Holdings Corp 5.3% 7/1/2043	35,000	31,888
Jersey Central Power & Light Co 4.4% 1/15/2031	100,000	97,146
Jersey Central Power & Light Co 5.1% 1/15/2035	120,000	117,345
Kentucky Utilities Co 5.125% 11/1/2040	170,000	158,026
Kentucky Utilities Co 5.85% 8/15/2055	80,000	76,799
Louisville Gas and Electric Co 4.25% 4/1/2049	60,000	46,612
Louisville Gas and Electric Co 5.85% 8/15/2055	50,000	47,991
MidAmerican Energy Co 3.65% 8/1/2048	280,000	200,278
MidAmerican Energy Co 3.95% 8/1/2047	100,000	75,334
MidAmerican Energy Co 4.25% 7/15/2049	100,000	77,790
MidAmerican Energy Co 5.35% 1/15/2034	200,000	201,554
MidAmerican Energy Co 5.5% 11/15/2056	340,000	313,042
MidAmerican Energy Co 5.8% 10/15/2036	110,000	113,475
Mississippi Power Co 3.95% 3/30/2028	120,000	118,758
Mississippi Power Co 4.25% 3/15/2042	50,000	41,043
National Grid USA 5.803% 4/1/2035	60,000	61,186
Nevada Power Co 3.125% 8/1/2050	150,000	95,235
Nevada Power Co 6% 3/15/2054	70,000	68,025
NextEra Energy Capital Holdings Inc 1.875% 1/15/2027	300,000	297,312
NextEra Energy Capital Holdings Inc 2.44% 1/15/2032	400,000	347,941
NextEra Energy Capital Holdings Inc 3% 1/15/2052	110,000	64,817
NextEra Energy Capital Holdings Inc 4.4% 3/1/2031	1,050,000	1,025,873
NextEra Energy Capital Holdings Inc 4.9% 2/28/2028	900,000	903,294
NextEra Energy Capital Holdings Inc 5% 7/15/2032	80,000	79,098
NextEra Energy Capital Holdings Inc 5.05% 3/15/2030	180,000	180,538
NextEra Energy Capital Holdings Inc 5.45% 3/15/2035	240,000	237,733
NextEra Energy Capital Holdings Inc 5.55% 3/15/2054	140,000	125,299
NextEra Energy Capital Holdings Inc 5.85% 3/1/2056	100,000	93,266
NextEra Energy Capital Holdings Inc 5.9% 3/15/2055	220,000	206,605
NextEra Energy Capital Holdings Inc 6.2% 10/1/2056 (d)	550,000	536,009
NextEra Energy Capital Holdings Inc 6.75% 6/15/2054 (d)	580,000	593,575
Northern States Power Co/MN 2.6% 6/1/2051	187,000	108,351
Northern States Power Co/MN 3.2% 4/1/2052	80,000	52,585
Northern States Power Co/MN 4.85% 5/15/2036	100,000	95,633
Northern States Power Co/MN 5.05% 5/15/2035	550,000	538,284
Northern States Power Co/MN 5.55% 5/15/2056	200,000	185,175
Northern States Power Co/MN 5.65% 5/15/2055	200,000	188,155
NSTAR Electric Co 3.1% 6/1/2051	100,000	63,243
NSTAR Electric Co 4.95% 9/15/2052	100,000	85,172
NSTAR Electric Co 5.2% 3/1/2035	330,000	325,129
Oglethorpe Power Corp 3.75% 8/1/2050	100,000	68,919
Oglethorpe Power Corp 5.05% 10/1/2048	50,000	42,997
Oglethorpe Power Corp 5.375% 11/1/2040	120,000	114,196
Oglethorpe Power Corp 5.8% 6/1/2054	150,000	139,902
Oglethorpe Power Corp 5.95% 11/1/2039	110,000	110,404
Ohio Edison Co 6.875% 7/15/2036	70,000	76,393
Ohio Power Co 4% 6/1/2049	200,000	145,940
Ohio Power Co 5% 6/1/2033	100,000	97,727
Oncor Electric Delivery Co LLC 3.1% 9/15/2049	100,000	62,790
Oncor Electric Delivery Co LLC 3.75% 4/1/2045	100,000	74,577
Oncor Electric Delivery Co LLC 3.8% 6/1/2049	390,000	278,525
Oncor Electric Delivery Co LLC 4.1% 11/15/2048	100,000	75,573
Oncor Electric Delivery Co LLC 4.5% 3/15/2031 (e)	500,000	487,967
Oncor Electric Delivery Co LLC 4.55% 9/15/2032	150,000	145,109
Oncor Electric Delivery Co LLC 4.6% 6/1/2052	150,000	119,855
Oncor Electric Delivery Co LLC 5.35% 4/1/2035	340,000	338,564
Oncor Electric Delivery Co LLC 5.55% 6/15/2054	100,000	92,224
Oncor Electric Delivery Co LLC 5.75% 3/15/2029	230,000	235,014
Oncor Electric Delivery Co LLC 5.8% 4/1/2055	50,000	47,639
Oncor Electric Delivery Co LLC 5.9% 3/15/2056 (e)	100,000	96,563
Pacific Gas and Electric Co 2.5% 2/1/2031	1,145,000	1,019,564
Pacific Gas and Electric Co 3.3% 8/1/2040	100,000	72,082
Pacific Gas and Electric Co 4.2% 3/1/2029	200,000	196,007
Pacific Gas and Electric Co 4.5% 7/1/2040	130,000	107,883
Pacific Gas and Electric Co 4.55% 7/1/2030	753,000	733,985
Pacific Gas and Electric Co 4.75% 2/15/2044	370,000	300,523
Pacific Gas and Electric Co 4.95% 7/1/2050	380,000	303,269
Pacific Gas and Electric Co 5.05% 10/15/2032	120,000	117,167
Pacific Gas and Electric Co 5.2% 5/1/2036	400,000	377,313
Pacific Gas and Electric Co 5.25% 3/1/2052	230,000	188,637
Pacific Gas and Electric Co 5.8% 5/15/2034	120,000	120,106
Pacific Gas and Electric Co 5.85% 11/1/2036	50,000	49,454
Pacific Gas and Electric Co 5.9% 6/15/2032	300,000	304,299
Pacific Gas and Electric Co 6% 5/1/2056	100,000	91,180
Pacific Gas and Electric Co 6% 8/15/2035	230,000	231,547
Pacific Gas and Electric Co 6.1% 1/15/2029	1,460,000	1,493,673
Pacific Gas and Electric Co 6.15% 1/15/2033	100,000	102,712
Pacific Gas and Electric Co 6.15% 3/1/2055	260,000	241,420
Pacific Gas and Electric Co 6.3% 8/15/2056	150,000	142,521
Pacific Gas and Electric Co 6.7% 4/1/2053	90,000	89,588
Pacific Gas and Electric Co 6.75% 1/15/2053	640,000	639,662
PacifiCorp 2.9% 6/15/2052	100,000	56,705
PacifiCorp 4.15% 2/15/2050	250,000	181,392
PacifiCorp 4.65% 4/15/2029	558,000	553,908
PacifiCorp 5.1% 4/15/2031	875,000	869,363
PacifiCorp 5.3% 2/15/2031	110,000	110,326
PacifiCorp 5.35% 12/1/2053	140,000	119,743
PacifiCorp 5.5% 5/15/2054	160,000	139,894
PacifiCorp 5.8% 1/15/2055	270,000	245,217
PacifiCorp 5.8% 4/15/2036	200,000	199,440
PacifiCorp 6% 1/15/2039	330,000	327,071
PECO Energy Co 3.7% 9/15/2047	220,000	158,935
PECO Energy Co 4.6% 5/15/2052	210,000	168,832
PECO Energy Co 4.875% 9/15/2035	120,000	115,860
PECO Energy Co 4.9% 6/15/2033	230,000	226,716
PECO Energy Co 5.65% 9/15/2055	180,000	169,082
PG&E Wildfire Recovery Funding LLC 5.099% 6/1/2054	150,000	131,911
PG&E Wildfire Recovery Funding LLC 5.212% 12/1/2049	260,000	238,676
Potomac Electric Power Co 4.15% 3/15/2043	110,000	89,026
Potomac Electric Power Co 6.5% 11/15/2037	60,000	64,204
PPL Capital Funding Inc 4% 9/15/2047	90,000	61,643
PPL Electric Utilities Corp 3% 10/1/2049	70,000	43,983
PPL Electric Utilities Corp 4.85% 2/15/2034	500,000	487,163
PPL Electric Utilities Corp 5% 5/15/2033	100,000	98,868
PPL Electric Utilities Corp 5.25% 5/15/2053	100,000	89,064
PPL Electric Utilities Corp 5.55% 8/15/2055	210,000	195,489
PPL Electric Utilities Corp 5.75% 5/15/2056	100,000	95,545
Progress Energy Inc 7.75% 3/1/2031	240,000	264,499
Public Service Co of Colorado 1.875% 6/15/2031	250,000	216,353
Public Service Co of Colorado 3.2% 3/1/2050	210,000	134,356
Public Service Co of Colorado 4.15% 3/13/2029	300,000	295,371
Public Service Co of Colorado 5.05% 6/15/2036	100,000	96,053
Public Service Co of Colorado 5.15% 9/15/2035	220,000	213,732
Public Service Co of Colorado 5.25% 4/1/2053	120,000	105,370
Public Service Co of Colorado 5.35% 5/15/2034	160,000	159,050
Public Service Co of Colorado 5.85% 5/15/2055	340,000	325,272
Public Service Co of Colorado 6.25% 9/1/2037	130,000	135,340
Public Service Co of New Hampshire 5.35% 10/1/2033	140,000	140,519
Public Service Co of Oklahoma 5.2% 1/15/2035	160,000	155,701
Public Service Co of Oklahoma 5.25% 1/15/2033	100,000	99,275
Public Service Co of Oklahoma 5.4% 2/15/2034	200,000	199,209
Public Service Co of Oklahoma 6.3% 8/15/2056	100,000	99,371
Public Service Electric and Gas Co 2.45% 1/15/2030	80,000	74,006
Public Service Electric and Gas Co 3.15% 1/1/2050	300,000	192,698
Public Service Electric and Gas Co 3.2% 8/1/2049	110,000	71,635
Public Service Electric and Gas Co 3.65% 9/1/2042	130,000	100,380
Public Service Electric and Gas Co 3.7% 5/1/2028	120,000	118,315
Public Service Electric and Gas Co 4.2% 1/1/2031	500,000	484,750
Public Service Electric and Gas Co 4.9% 8/15/2035	200,000	193,985
Public Service Electric and Gas Co 5.2% 8/1/2033	190,000	190,298
Public Service Electric and Gas Co 5.3% 8/1/2054	130,000	117,106
Public Service Electric and Gas Co 5.45% 8/1/2053	170,000	156,475
Public Service Electric and Gas Co 5.5% 3/1/2055	100,000	92,371
Puget Sound Energy Inc 4.223% 6/15/2048	70,000	54,355
Puget Sound Energy Inc 4.3% 5/20/2045	180,000	144,105
Puget Sound Energy Inc 5.33% 6/15/2034	250,000	249,773
Puget Sound Energy Inc 5.598% 9/15/2055	110,000	101,304
SCE Recovery Funding LLC 5.388% 12/15/2045	800,000	802,214
Southern California Edison Co 2.95% 2/1/2051	250,000	142,336
Southern California Edison Co 3.65% 2/1/2050	410,000	269,222
Southern California Edison Co 3.65% 6/1/2051	110,000	72,185
Southern California Edison Co 3.9% 3/15/2043	230,000	170,882
Southern California Edison Co 4.05% 3/15/2042	160,000	121,838
Southern California Edison Co 4.125% 3/1/2048	285,000	204,326
Southern California Edison Co 4.65% 10/1/2043	158,000	128,748
Southern California Edison Co 5.15% 6/1/2029	1,200,000	1,199,849
Southern California Edison Co 5.45% 3/1/2035	950,000	924,565
Southern California Edison Co 5.75% 4/15/2054	170,000	150,281
Southern California Edison Co 6.05% 3/15/2039	100,000	98,748
Southern California Edison Co 6.2% 9/15/2055	150,000	141,516
Southern Co/The 3.7% 4/30/2030	150,000	143,529
Southern Co/The 4.4% 7/1/2046	383,000	308,788
Southern Co/The 4.85% 3/15/2035	450,000	428,748
Southern Co/The 6.375% 3/15/2055 (d)	440,000	442,314
Southwestern Electric Power Co 3.25% 11/1/2051	65,000	40,918
Southwestern Electric Power Co 3.85% 2/1/2048	70,000	49,734
Southwestern Electric Power Co 5.2% 4/1/2036	200,000	193,115
Southwestern Electric Power Co 5.3% 4/1/2033	190,000	188,604
Southwestern Electric Power Co 5.9% 4/1/2056	100,000	93,914
Southwestern Public Service Co 4.5% 8/15/2041	160,000	138,704
Southwestern Public Service Co 5.3% 8/15/2036	210,000	204,777
Southwestern Public Service Co 5.875% 8/15/2056	220,000	209,813
Tampa Electric Co 3.625% 6/15/2050	140,000	97,228
Tampa Electric Co 4.3% 6/15/2048	60,000	47,199
Tampa Electric Co 4.45% 6/15/2049	140,000	111,735
Tampa Electric Co 4.9% 3/1/2029	170,000	170,224
Tampa Electric Co 5.15% 3/1/2035	200,000	195,867
Tucson Electric Power Co 1.5% 8/1/2030	100,000	87,638
Tucson Electric Power Co 5.5% 4/15/2053	90,000	82,644
Union Electric Co 2.625% 3/15/2051	140,000	80,156
Union Electric Co 2.95% 3/15/2030	170,000	159,400
Union Electric Co 3.9% 4/1/2052	120,000	86,884
Union Electric Co 4% 4/1/2048	100,000	75,441
Union Electric Co 4.8% 3/15/2036	100,000	94,934
Union Electric Co 5.125% 3/15/2055	230,000	200,595
Union Electric Co 5.45% 3/15/2053	100,000	91,644
Virginia Electric and Power Co 2.4% 3/30/2032	110,000	95,399
Virginia Electric and Power Co 2.45% 12/15/2050	200,000	107,610
Virginia Electric and Power Co 3.8% 4/1/2028	90,000	88,786
Virginia Electric and Power Co 3.8% 9/15/2047	180,000	130,859
Virginia Electric and Power Co 4.6% 12/1/2048	208,000	169,273
Virginia Electric and Power Co 4.625% 5/15/2052	100,000	79,741
Virginia Electric and Power Co 4.9% 9/15/2035	430,000	410,298
Virginia Electric and Power Co 4.95% 3/15/2036	150,000	142,667
Virginia Electric and Power Co 5% 4/1/2033	100,000	98,474
Virginia Electric and Power Co 5.05% 8/15/2034	300,000	292,676
Virginia Electric and Power Co 5.3% 8/15/2033	240,000	239,793
Virginia Electric and Power Co 5.45% 4/1/2053	80,000	72,063
Virginia Electric and Power Co 5.6% 9/15/2055	240,000	220,919
Virginia Electric and Power Co 5.7% 3/15/2056	410,000	382,506
Virginia Electric and Power Co 6% 5/15/2037	120,000	122,618
Virginia Electric and Power Co 8.875% 11/15/2038	160,000	202,177
Wisconsin Electric Power Co 1.7% 6/15/2028	490,000	465,731
Wisconsin Electric Power Co 5.05% 10/1/2054	110,000	96,213
Wisconsin Electric Power Co 5.1% 6/15/2036	500,000	486,752
Wisconsin Electric Power Co 5.65% 3/15/2056	70,000	66,588
Wisconsin Power and Light Co 3.95% 9/1/2032	120,000	112,572
Wisconsin Power and Light Co 4.95% 4/1/2033	170,000	166,959
Wisconsin Power and Light Co 6.375% 8/15/2037	60,000	63,032
Wisconsin Public Service Corp 2.85% 12/1/2051	150,000	89,036
Wisconsin Public Service Corp 4.25% 1/15/2031	510,000	494,771
Xcel Energy Inc 3.35% 12/1/2026	316,000	315,209
Xcel Energy Inc 3.4% 6/1/2030	73,000	69,081
Xcel Energy Inc 3.5% 12/1/2049	100,000	67,434
Xcel Energy Inc 5.45% 8/15/2033	70,000	70,048
Xcel Energy Inc 5.6% 4/15/2035	450,000	448,644
		81,346,638
Gas Utilities - 0.1%
Atmos Energy Corp 2.85% 2/15/2052	100,000	59,214
Atmos Energy Corp 3.375% 9/15/2049	200,000	135,046
Atmos Energy Corp 4.125% 10/15/2044	210,000	169,258
Atmos Energy Corp 5.45% 1/15/2056	170,000	156,609
Atmos Energy Corp 5.45% 10/15/2032	140,000	141,777
Atmos Energy Corp 5.5% 6/15/2041	100,000	98,201
Atmos Energy Corp 5.9% 11/15/2033	150,000	155,769
CenterPoint Energy Resources Corp 1.75% 10/1/2030	100,000	88,220
CenterPoint Energy Resources Corp 4.4% 7/1/2032	80,000	76,760
CenterPoint Energy Resources Corp 5.4% 3/1/2033	11,000	10,976
CenterPoint Energy Resources Corp 5.4% 7/1/2034	160,000	159,360
Eastern Energy Gas Holdings LLC 5.8% 1/15/2035	300,000	304,534
Eastern Energy Gas Holdings LLC 6.2% 1/15/2055	300,000	295,269
ONE Gas Inc 2% 5/15/2030	260,000	234,411
Piedmont Natural Gas Co Inc 2.5% 3/15/2031	220,000	197,080
Piedmont Natural Gas Co Inc 3.35% 6/1/2050	200,000	130,357
Southern California Gas Co 2.55% 2/1/2030	210,000	194,423
Southern California Gas Co 3.75% 9/15/2042	50,000	38,428
Southern California Gas Co 4.3% 1/15/2049	130,000	101,131
Southern California Gas Co 5.05% 9/1/2034	100,000	97,621
Southern California Gas Co 5.2% 6/1/2033	310,000	308,652
Southern California Gas Co 5.45% 6/15/2035	200,000	199,067
Southern California Gas Co 6% 6/15/2055	250,000	243,004
Southern Co Gas Capital Corp 3.15% 9/30/2051	250,000	156,467
Southern Co Gas Capital Corp 3.95% 10/1/2046	120,000	89,580
Southern Co Gas Capital Corp 4.05% 9/15/2028	200,000	197,530
Southern Co Gas Capital Corp 4.95% 9/15/2034	90,000	87,002
Southern Co Gas Capital Corp 5.75% 9/15/2033	100,000	101,982
Southwest Gas Corp 3.18% 8/15/2051	100,000	63,781
Southwest Gas Corp 5.45% 3/23/2028	165,000	166,306
		4,457,815
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The 2.45% 1/15/2031	230,000	202,924
AES Corp/The 5.45% 6/1/2028	110,000	110,824
AES Corp/The 5.8% 3/15/2032	60,000	60,170
Constellation Energy Generation LLC 4.4% 1/15/2031	140,000	135,995
Constellation Energy Generation LLC 5.6% 6/15/2042	200,000	190,778
Constellation Energy Generation LLC 5.8% 3/1/2033	100,000	102,461
Constellation Energy Generation LLC 5.875% 1/15/2066	120,000	111,917
Constellation Energy Generation LLC 6.125% 1/15/2034	50,000	51,996
Constellation Energy Generation LLC 6.5% 10/1/2053	230,000	236,149
Southern Power Co 4.8% 6/15/2031	1,500,000	1,477,979
Southern Power Co 4.9% 10/1/2035	129,000	122,063
Southern Power Co 5.25% 7/15/2043	90,000	81,336
		2,884,592
Multi-Utilities - 0.3%
Ameren Corp 3.5% 1/15/2031	250,000	234,405
Ameren Corp 5% 5/15/2036	400,000	381,749
Ameren Corp 5.375% 3/15/2035	100,000	98,731
Ameren Illinois Co 4.5% 3/15/2049	210,000	171,248
Ameren Illinois Co 4.95% 6/1/2033	210,000	206,649
Ameren Illinois Co 5.55% 7/1/2054	160,000	148,558
Berkshire Hathaway Energy Co 1.65% 5/15/2031	160,000	137,293
Berkshire Hathaway Energy Co 2.85% 5/15/2051	390,000	226,901
Berkshire Hathaway Energy Co 3.25% 4/15/2028	450,000	440,405
Berkshire Hathaway Energy Co 3.7% 7/15/2030	300,000	287,014
Berkshire Hathaway Energy Co 4.45% 1/15/2049	100,000	79,081
Berkshire Hathaway Energy Co 4.5% 2/1/2045	180,000	147,857
Berkshire Hathaway Energy Co 4.6% 5/1/2053	100,000	79,248
Berkshire Hathaway Energy Co 5.15% 11/15/2043	75,000	67,951
Berkshire Hathaway Energy Co 5.95% 5/15/2037	120,000	123,498
Berkshire Hathaway Energy Co 6.125% 4/1/2036	110,000	114,424
CenterPoint Energy Inc 2.95% 3/1/2030	105,000	97,850
CenterPoint Energy Inc 6.85% 2/15/2055 (d)	150,000	155,178
CMS Energy Corp 4.75% 6/1/2050 (d)	100,000	97,028
CMS Energy Corp 6.5% 6/1/2055 (d)	150,000	151,003
Consumers Energy Co 2.65% 8/15/2052	115,000	65,083
Consumers Energy Co 3.1% 8/15/2050	200,000	127,360
Consumers Energy Co 4.35% 4/15/2049	210,000	167,189
Consumers Energy Co 4.625% 5/15/2033	160,000	154,883
Dominion Energy Inc 3.375% 4/1/2030	1,720,000	1,627,664
Dominion Energy Inc 4.85% 8/15/2052	380,000	310,572
Dominion Energy Inc 5.25% 8/1/2033	230,000	227,111
Dominion Energy Inc 5.35% 6/15/2036	50,000	48,546
Dominion Energy Inc 6% 2/15/2056 (d)	380,000	376,900
Dominion Energy Inc 6.15% 12/15/2056 (d)	250,000	246,818
Dominion Energy Inc 6.2% 2/15/2056 (d)	60,000	58,822
Dominion Energy Inc 6.25% 12/15/2056 (d)	100,000	98,608
Dominion Energy Inc 6.625% 5/15/2055 (d)	220,000	220,872
Dominion Energy Inc 7% 6/1/2054 (d)	100,000	104,004
DTE Energy Co 2.85% 10/1/2026	200,000	199,775
DTE Energy Co 3.8% 3/15/2027	90,000	89,405
DTE Energy Co 5.05% 10/1/2035	70,000	67,219
DTE Energy Co 5.2% 4/1/2030	180,000	180,862
DTE Energy Co 5.85% 6/1/2034	150,000	153,231
NiSource Inc 1.7% 2/15/2031	510,000	441,259
NiSource Inc 3.49% 5/15/2027	442,000	439,211
NiSource Inc 3.6% 5/1/2030	990,000	945,247
NiSource Inc 4.375% 5/15/2047	60,000	47,240
NiSource Inc 5% 6/15/2052	70,000	59,169
NiSource Inc 5.85% 4/1/2055	400,000	375,999
NiSource Inc 5.95% 6/15/2041	110,000	108,765
NiSource Inc 6.95% 11/30/2054 (d)	130,000	133,593
Public Service Enterprise Group Inc 1.6% 8/15/2030	100,000	87,594
Public Service Enterprise Group Inc 5.2% 4/1/2029	230,000	231,692
Public Service Enterprise Group Inc 5.85% 11/15/2027	100,000	101,402
Public Service Enterprise Group Inc 6.125% 10/15/2033	50,000	51,798
Puget Energy Inc 4.1% 6/15/2030	253,000	242,514
Puget Energy Inc 5.725% 3/15/2035	50,000	49,355
San Diego Gas & Electric Co 2.95% 8/15/2051	220,000	133,338
San Diego Gas & Electric Co 4.1% 6/15/2049	130,000	97,317
San Diego Gas & Electric Co 4.15% 5/15/2048	220,000	167,355
San Diego Gas & Electric Co 5.2% 3/15/2036	200,000	193,577
San Diego Gas & Electric Co 5.35% 4/1/2053	170,000	149,980
Sempra 3.4% 2/1/2028	50,000	49,083
Sempra 3.7% 4/1/2029	170,000	164,860
Sempra 3.8% 2/1/2038	270,000	221,985
Sempra 4% 2/1/2048	136,000	98,445
Sempra 4.125% 4/1/2052 (d)	100,000	99,220
Sempra 6.4% 10/1/2054 (d)	100,000	98,871
Sempra 6.875% 10/1/2054 (d)	250,000	254,152
WEC Energy Group Inc 4.75% 1/15/2028	410,000	410,705
		13,424,721
Water Utilities - 0.0%
American Water Capital Corp 2.3% 6/1/2031	220,000	194,538
American Water Capital Corp 2.95% 9/1/2027	430,000	424,190
American Water Capital Corp 3.45% 5/1/2050	130,000	87,345
American Water Capital Corp 3.75% 9/1/2047	413,000	300,333
American Water Capital Corp 4.3% 12/1/2042	100,000	83,227
American Water Capital Corp 4.3% 9/1/2045	100,000	80,674
American Water Capital Corp 5.15% 3/1/2034	100,000	99,027
American Water Capital Corp 5.2% 4/1/2036	700,000	682,516
		1,951,850
TOTAL UTILITIES		104,065,616
TOTAL UNITED STATES		962,108,768
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $1,216,929,174)		1,152,468,668

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
BP Capital Markets PLC 6.45% (c)(d) (Cost $218,925)	210,000	222,283

U.S. Government Agency - Mortgage Securities - 23.8%
	Principal Amount (a)	Value ($)
UNITED STATES - 23.8%
Fannie Mae 2% 2/1/2038	592,466	535,695
Fannie Mae 2% 2/1/2052	370,134	295,708
Fannie Mae 2% 3/1/2038	207,921	187,933
Fannie Mae 2% 4/1/2052	439,241	349,821
Fannie Mae 2.5% 11/1/2032	65,929	62,528
Fannie Mae 2.5% 3/1/2052	1,983,054	1,649,725
Fannie Mae 3% 3/1/2050	18,102	15,698
Fannie Mae 5% 4/1/2041	25,000	24,896
Fannie Mae 5.5% 1/1/2055	1,235,281	1,235,858
Fannie Mae 5.5% 2/1/2055	759,803	754,696
Fannie Mae 5.5% 4/1/2053	641,624	639,317
Fannie Mae 6% 12/1/2054	291,909	295,516
Fannie Mae 6% 12/1/2054	286,025	294,426
Fannie Mae 6% 7/1/2054	20,680	20,982
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2037	476,462	421,701
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2052	364,453	273,073
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2036	2,364,963	2,093,152
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2051	2,620,864	1,963,730
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2051	982,950	736,493
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2036	590,770	522,871
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2036	284,650	251,935
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2050	123,543	92,605
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2051	160,055	119,924
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2051	120,132	90,011
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2036	318,189	281,619
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2036	141,626	126,101
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2041	518,524	429,856
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2050	1,936,381	1,451,474
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2051	246,588	184,760
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	1,128,961	1,002,382
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2052	161,691	121,150
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2052	432,473	324,039
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2037	248,799	220,010
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2052	883,219	661,768
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2052	650,082	487,086
Fannie Mae Mortgage pass-thru certificates 1.5% 8/1/2037	67,469	59,714
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2051	29,401	22,029
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2036	258,323	234,700
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2036	55,606	50,573
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2037	1,030,787	932,017
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2042	3,809,731	3,268,510
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	1,933,452	1,528,364
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	238,507	188,536
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	103,101	81,468
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	1,800,508	1,421,586
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	375,000	292,916
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	91,226	71,828
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	29,928	23,536
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2035	70,362	64,103
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2036	347,767	315,422
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	2,154,414	1,703,031
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	2,148,325	1,699,561
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	618,537	488,944
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	5,558,340	4,376,414
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	199,307	155,867
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	142,454	112,163
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2031	136,442	128,705
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2036	2,292,742	2,073,767
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2036	230,768	209,521
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	1,381,389	1,091,967
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	1,371,912	1,084,476
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	8,383,748	6,601,026
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	3,730,705	2,937,407
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	2,412,852	1,917,125
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	832,228	650,061
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	412,653	324,906
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2035	1,399,714	1,271,716
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2035	39,351	35,839
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2036	122,062	110,366
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	8,171,046	6,459,088
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	1,401,535	1,107,892
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	1,100,751	874,599
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	398,758	315,212
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	195,333	152,821
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	49,059	38,781
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	1,424,330	1,131,697
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	1,069,039	853,411
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	990,514	788,868
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	200,000	156,222
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2037	2,037,673	1,842,423
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2037	683,300	617,826
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	3,615,710	2,857,034
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	841,250	665,521
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	718,448	572,862
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	305,327	241,261
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	69,361	54,807
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	364,384	288,837
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	73,165	57,607
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2037	839,753	759,156
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2037	99,191	89,996
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2037	22,172	20,117
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2050	138,142	109,415
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	1,042,364	822,996
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	757,901	599,583
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	27,056	21,159
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	383,658	306,633
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	146,834	114,694
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2037	2,633,314	2,380,578
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2037	16,307	14,740
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	8,413,190	6,642,611
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	2,301,539	1,817,174
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	1,556,733	1,229,114
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	32,458	25,360
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	30,911	24,173
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	4,411,648	3,479,069
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2036	109,653	99,489
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2037	466,305	421,550
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	1,100,270	860,463
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	605,156	473,261
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	434,305	339,647
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2052	9,697,290	7,647,378
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2027	3,397	3,369
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2036	154,587	139,968
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2036	25,548	23,132
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2037	566,285	512,024
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2036	23,585	21,318
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	1,153,237	912,337
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	338,886	268,096
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	195,582	154,727
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	103,711	82,047
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	3,768,974	2,972,250
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	2,116,485	1,674,372
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	319,361	252,649
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	52,308	41,333
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2036	636,380	575,203
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2037	755,510	682,999
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2037	721,597	652,228
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2042	1,757,229	1,511,977
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	11,872,644	9,392,565
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	525,844	416,001
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	65,348	51,698
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	974,273	761,623
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	614,978	491,512
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2035	11,732	10,670
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2036	271,254	245,348
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2036	152,443	137,884
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2050	1,550,241	1,226,411
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2050	1,322,106	1,045,931
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2050	586,453	463,949
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2050	15,752	12,461
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2033	12,833	12,178
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	642,169	530,816
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	215,079	176,171
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	8,889,083	7,264,367
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	1,113,014	928,363
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	884,445	723,342
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	317,456	264,789
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	275,324	228,098
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	251,128	209,465
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	170,978	142,612
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2034	90,347	84,611
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	2,081,024	1,709,466
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	1,870,825	1,541,744
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	669,382	560,213
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	382,319	316,741
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	136,901	111,964
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	75,630	72,359
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	37,125	35,518
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	104,335	99,142
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	13,119	12,490
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2034	59,610	55,810
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	349,152	285,553
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	239,637	199,432
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	225,517	185,849
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	191,885	156,932
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	20,227	16,543
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	19,050	18,066
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	10,763	10,234
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2034	253,798	237,326
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2034	59,283	55,470
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2050	2,286,972	1,890,408
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2050	1,430,657	1,182,579
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2050	340,684	284,696
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	1,336,768	1,109,148
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	1,156,490	960,651
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	775,267	637,685
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	666,839	544,956
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	448,619	366,622
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	209,059	172,742
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	139,689	114,245
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2031	26,644	26,009
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2033	12,863	12,199
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2047	69,681	58,338
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2051	799,624	654,471
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2051	211,060	172,549
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2051	30,242	25,310
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	648,669	539,838
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	180,283	150,374
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	99,542	81,348
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	18,153	14,932
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2037	876,364	807,922
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2037	224,456	206,926
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2051	469,751	387,855
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2051	250,389	206,815
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	2,636,008	2,168,211
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	1,404,000	1,168,441
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	465,563	380,469
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2030	50,122	48,856
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2033	19,718	18,700
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2033	15,711	14,862
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2035	134,528	124,400
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	174,234	163,299
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2037	69,422	64,087
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2041	851,307	784,556
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051	1,496,546	1,235,640
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051	393,047	321,698
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	814,680	665,775
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	60,188	49,507
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2037	1,029,567	949,160
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2037	186,836	172,595
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2046	5,588	4,722
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2050	29,982	24,559
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	4,136,933	3,427,339
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	2,468,765	2,038,363
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	98,081	80,307
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	718,214	586,941
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2053	40,801	33,560
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2032	79,847	75,733
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2035	247,446	229,590
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2036	1,102,499	1,017,430
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2051	1,622,290	1,339,461
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2052	1,996,106	1,631,265
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2052	657,211	540,580
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2052	424,103	346,587
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2034	4,898	4,594
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2035	82,665	76,700
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	460,758	384,174
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	106,295	87,997
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	19,663	16,072
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2051	1,032,135	852,194
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2052	3,727,410	3,048,457
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2052	20,224	16,540
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	41,922	40,188
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2032	14,576	13,833
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2035	302,091	279,820
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2035	147,702	136,813
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2035	12,131	11,237
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2049	31,193	25,930
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2050	1,505,876	1,246,637
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2052	20,808	17,109
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2042	1,394,858	1,227,845
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2050	1,309,674	1,096,899
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2050	1,055,802	874,044
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2050	823,101	673,943
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2052	222,803	183,263
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2027	9,490	9,453
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	122,578	115,857
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2040	122,785	112,656
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2044	188,712	169,159
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	362,553	316,557
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	8,082	7,049
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2050	569,771	491,609
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2050	105,502	91,029
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	185,683	159,050
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2030	8,813	8,581
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2032	2,529	2,432
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2034	61,505	58,523
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	41,998	37,595
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2044	455,131	407,839
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	138,554	120,976
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	178,396	154,091
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	106,766	92,920
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	82,226	71,280
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	20,401	17,621
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2032	74,088	71,220
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2032	2,908	2,807
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2033	8,596	8,274
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	78,190	70,101
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	340,947	297,692
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	284,326	254,910
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	84,692	76,010
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	22,287	19,460
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	21,471	18,747
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2048	63,165	54,993
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2049	80,887	69,867
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2026	4,499	4,483
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	141,486	134,860
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	26,370	23,624
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	47,575	41,539
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2049	259,048	223,512
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2049	76,139	66,313
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2049	22,942	19,587
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	865,785	741,604
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2033	6,209	5,960
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2034	1,000,732	961,496
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2034	67,109	64,635
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2035	25,608	24,099
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	468,566	419,689
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	452,233	404,553
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	66,766	59,800
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2048	33,626	29,275
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	536,657	463,038
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2051	3,725,256	3,213,056
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	115,516	98,623
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	62,321	59,824
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2035	4,425	4,164
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	5,867	5,264
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	560,093	485,709
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	285,097	245,987
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	220,728	190,148
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	194,959	169,067
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	131,501	113,872
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	20,488	17,767
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	544,413	464,796
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	211,168	180,682
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	19,940	17,024
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2032	89,816	86,635
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2033	52,120	50,006
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2033	3,728	3,582
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2035	17,519	16,482
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	145,607	130,440
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2047	1,894,719	1,699,359
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2047	178,657	155,823
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2047	125,856	112,487
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	635,635	569,813
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	585,502	525,795
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	880,287	759,528
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	53,046	46,001
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	438,795	375,036
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	86,385	73,752
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2030	71,918	70,226
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2033	60,708	58,215
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2040	1,912,532	1,781,655
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	210,178	188,373
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	517,261	446,787
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	350,879	302,854
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2052	2,088,617	1,798,834
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2033	10,356	9,945
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2033	10,263	9,838
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2035	65,264	62,048
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2035	65,036	61,186
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2046	25,141	22,102
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2052	259,875	221,870
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2052	204,704	175,151
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2035	198,214	188,687
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	284,202	254,310
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	2,415,659	2,109,187
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	620,760	535,409
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2032	62,086	59,770
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	157,854	141,331
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	1,487,776	1,312,044
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2046	3,927	3,449
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2049	315,917	272,875
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	310,577	267,972
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	7,121	6,929
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	208,673	186,987
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	276,627	247,996
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	69,040	60,281
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2048	83,393	72,813
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2049	208,699	180,265
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2049	87,681	76,118
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2052	723,018	617,281
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2035	21,924	20,845
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2035	17,227	16,411
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2038	404,566	381,359
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	367,224	339,904
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	15,672	14,271
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	17,689	16,026
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	10,953	9,923
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	69,573	62,814
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	46,292	41,795
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	147,104	131,366
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2040	451,893	424,701
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2046	201,166	182,567
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2046	95,914	86,896
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2049	151,521	137,322
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	569,683	519,103
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2047	13,149	11,880
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2047	12,428	11,221
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2048	63,811	57,473
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2034	14,389	13,708
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	88,953	80,590
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2047	792,293	715,820
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2047	55,116	49,762
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2053	25,466	22,618
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2035	69,861	66,617
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2048	143,950	129,966
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2051	4,342,195	3,936,654
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2029	17,751	17,546
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2035	19,215	18,389
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2035	2,696	2,562
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2046	575,605	531,288
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2046	227,206	210,055
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2050	47,049	42,155
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2050	4,316	3,867
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2028	6,825	6,772
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2034	7,786	7,424
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	89,711	81,692
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2052	59,179	52,561
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2029	18,043	17,829
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2033	68,944	65,980
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2033	2,175	2,080
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2035	90,330	86,306
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2045	83,632	76,387
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052	683,792	609,245
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2038	397,285	373,294
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2046	42,639	38,788
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2047	18,104	16,380
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2047	14,548	13,167
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2049	86,430	78,358
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2052	1,041,274	927,103
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2052	491,346	438,240
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2052	355,098	316,718
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2052	77,880	69,341
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2054	24,770	21,999
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2032	12,207	11,717
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2032	6,917	6,639
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2037	263,898	258,056
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	976,225	901,028
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	71,250	65,912
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2049	537,497	487,129
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2049	147,091	132,342
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2049	31,216	28,086
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2052	9,779,021	8,706,796
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2052	50,005	44,412
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2030	23,826	23,445
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2033	16,305	15,604
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2034	24,297	23,147
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2034	11,459	10,927
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	275,356	254,576
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2045	46,806	42,801
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2048	26,397	23,808
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2049	371,967	334,437
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2050	273,440	245,937
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2052	913,700	811,518
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2052	797,511	710,068
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2032	570	566
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2033	33,676	32,229
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2033	10,605	10,149
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2044	1,842,921	1,698,934
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	583,161	526,874
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2048	17,776	16,033
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2049	39,905	35,878
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2050	1,873,300	1,684,293
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2050	1,039,937	940,212
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2051	276,214	246,706
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2052	469,023	417,450
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2055	2,497,339	2,218,054
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	4,227	4,030
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	46,298	44,039
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2048	348,857	324,766
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	10,295	9,822
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	7,133	6,816
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	4,439	4,244
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	30,592	28,937
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	61,037	57,032
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2047	125,093	116,337
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2048	65,808	61,037
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2049	168,531	155,997
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2052	1,454,638	1,336,914
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2052	560,137	513,755
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2052	222,338	204,275
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2033	9,125	8,959
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	152,640	146,217
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2043	213,770	203,821
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2043	59,460	56,544
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2043	37,770	35,624
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2048	2,747	2,547
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2050	302,521	280,591
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	44,497	42,431
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	58,644	55,872
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2043	32,089	30,262
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2048	173,008	160,466
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2048	37,864	35,119
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2049	6,631	6,138
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2052	328,044	301,393
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2038	247,143	239,064
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2039	90,206	86,491
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	314,872	301,529
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	10,576	10,097
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	47,812	45,538
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2044	25,717	24,233
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2045	144,187	137,582
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2046	8,484	8,001
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2048	26,421	24,556
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2050	141,415	131,782
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2050	4,551	4,207
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2044	50,749	47,987
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	56,742	54,009
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2049	549,227	509,927
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2049	76,807	71,167
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2051	477,160	442,122
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2056	1,644,113	1,502,320
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2029	15,707	15,590
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	2,207,125	2,081,050
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	83,736	77,823
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2053	262,002	240,716
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2056	6,915,685	6,319,259
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2035	29,736	28,950
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2041	7,977	7,614
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2046	56,387	53,201
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2046	5,894	5,556
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	117,046	108,671
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2049	132,102	122,402
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2049	12,903	11,955
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2051	73,798	68,033
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052	1,388,290	1,276,369
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052	392,168	359,694
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052	43,121	39,551
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2053	2,165,441	1,988,162
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2053	699,073	643,371
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2053	415,993	383,497
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2041	34,236	32,664
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2046	5,085	4,799
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2047	57,493	53,577
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2048	42,033	39,026
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2048	18,075	16,782
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2050	166,269	153,540
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2053	935,520	863,901
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	55,226	52,099
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	6,226	5,867
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2048	23,884	22,175
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2048	4,768	4,426
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2049	277,423	257,572
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2050	27,112	25,147
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2052	500,850	461,255
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2038	229,701	221,905
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	12,072	11,557
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2046	56,606	53,375
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2048	12,427	11,538
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2049	13,632	12,618
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2052	641,722	594,600
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	64,257	60,041
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	214,500	199,688
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	132,101	122,649
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	16,197	15,038
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2049	140,835	130,494
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2053	376,326	346,222
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	28,478	27,331
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2049	81,649	77,748
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2055	463,887	436,677
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2055	443,483	418,135
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2056	829,853	780,087
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2056	198,179	186,294
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2056	75,000	70,511
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	41,114	40,283
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	8,044	7,667
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2049	19,611	18,661
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2052	380,332	360,376
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2052	272,871	258,021
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2054	574,129	541,134
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2038	364,278	356,942
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	12,734	12,138
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2049	104,795	99,657
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2050	91,853	87,264
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2052	1,665,208	1,577,835
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2054	621,160	586,044
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	1,991,805	1,946,096
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	55,071	52,491
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	40,804	38,893
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	25,382	24,169
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	24,081	22,953
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2050	173,066	164,526
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2054	1,030,036	970,518
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2054	174,469	164,715
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2042	6,815	6,640
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2042	4,321	4,206
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2044	142,766	138,893
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2044	115,746	112,605
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2044	97,914	95,296
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2044	92,252	89,702
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2044	85,983	83,697
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2044	64,553	62,865
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2044	43,605	42,408
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2044	15,147	14,768
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2044	14,252	13,892
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2044	11,926	11,628
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2044	9,166	8,913
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2044	6,278	6,114
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2044	3,589	3,487
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2044	3,169	3,078
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	113,511	110,215
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	148,479	141,662
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	10,983	10,458
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2055	1,024,616	968,293
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2056	81,146	76,254
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2048	11,778	11,304
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2049	126,101	119,997
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2049	18,379	17,501
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2040	159,353	155,896
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	137,915	131,713
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2053	242,576	229,696
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2054	698,335	658,419
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2055	908,947	855,573
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2056	198,725	186,745
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2040	8,467	8,289
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2041	11,776	11,487
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2048	22,751	21,706
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2053	41,394	39,196
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2048	38,374	36,613
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2049	16,933	16,113
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2056	1,097,926	1,038,259
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2056	794,017	746,151
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2056	696,916	659,695
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2056	667,723	627,471
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2056	297,377	281,774
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2056	169,713	160,967
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2056	72,810	69,194
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2031	3,713	3,681
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2031	2,085	2,065
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2031	1,404	1,390
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2040	541,957	529,689
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	61,640	60,278
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	346,116	330,227
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	103,902	99,230
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	74,163	70,758
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	53,138	50,947
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	35,329	33,707
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	17,532	16,677
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	10,206	9,678
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2049	48,359	46,018
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2052	189,522	179,815
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2056	123,706	116,248
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2048	80,016	76,342
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2053	1,178,029	1,115,113
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2053	390,232	369,391
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2041	24,132	23,519
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2052	289,176	274,003
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2053	335,983	318,039
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2041	299,971	298,766
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2049	38,421	37,842
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2048	546,512	544,955
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2049	11,837	11,630
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2050	65,175	64,071
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	457,378	445,917
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2053	128,940	125,387
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2054	553,985	537,160
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2054	179,909	174,445
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2044	52,714	52,373
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2049	14,236	13,986
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	998,412	973,393
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2053	400,149	389,621
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2053	248,014	241,179
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2055	629,093	608,611
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2048	336,921	331,426
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2048	19,666	19,346
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2049	55,862	54,881
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2049	49,684	48,873
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	632,095	615,683
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2054	1,168,709	1,135,406
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2054	536,570	520,978
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2055	1,322,147	1,295,369
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2055	25,602	24,744
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2049	444,819	431,198
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2049	59,711	58,738
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2055	370,472	358,525
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2056	2,059,070	1,990,099
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2056	816,299	788,701
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2049	131,133	128,953
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2049	16,832	16,557
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2053	51,859	50,352
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2056	33,761	32,615
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2053	310,804	302,822
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2056	244,083	235,782
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2049	44,959	44,211
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2053	920,182	896,548
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2053	585,367	570,333
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2054	1,609,260	1,560,888
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2055	518,490	502,419
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2055	430,667	416,779
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2056	3,371,812	3,292,587
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2040	49,966	49,804
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	999,901	995,731
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2052	138,373	135,467
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2053	476,065	463,169
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2053	222,440	216,539
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2056	6,062,683	5,855,817
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2048	8,813	8,646
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2052	570,009	557,862
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2053	21,103	20,547
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2054	305,207	295,413
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2056	2,513,014	2,427,267
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2048	77,749	76,553
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2049	6,175	6,074
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2053	1,139,080	1,116,588
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2053	737,630	718,224
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2054	464,984	451,298
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2055	348,009	336,461
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2048	4,524	4,454
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2049	94,004	92,471
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2055	256,781	248,180
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2049	50,669	51,579
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2049	18,103	18,330
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2052	616,789	616,884
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2052	564,802	564,889
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	1,581,017	1,585,214
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2052	121,996	122,015
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2053	427,424	425,887
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2054	167,592	166,780
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2048	14,478	14,738
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2052	200,198	200,167
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2052	64,937	64,633
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2053	875,295	872,968
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2054	440,133	438,973
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2049	14,810	15,076
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2053	706,639	705,865
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2053	617,473	616,797
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2054	685,900	683,005
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2054	474,925	472,772
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2056	2,329,259	2,330,347
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2056	1,982,362	1,967,801
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2053	2,366,135	2,367,240
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2054	678,296	675,222
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2054	291,147	289,646
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2055	1,028,027	1,019,833
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2049	17,527	17,831
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2054	1,455,075	1,447,570
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2054	602,922	599,812
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2055	175,014	173,619
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2056	1,818,870	1,825,972
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2056	1,187,095	1,182,085
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2049	9,296	9,451
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2055	2,290,342	2,271,371
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2055	1,763,989	1,749,378
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	720,946	722,860
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	229,827	228,387
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	228,381	227,001
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	48,738	48,433
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2054	493,675	493,906
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2055	1,715,661	1,701,450
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2056	2,340,843	2,347,788
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	971,021	968,440
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	52,833	52,693
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	33,774	33,589
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2040	62,361	63,073
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054	336,364	334,524
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054	23,707	23,577
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2053	363,359	369,081
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2055	751,612	761,804
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2055	20,161	20,618
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2053	151,730	156,501
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2053	22,502	22,852
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2054	131,235	132,988
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	629,020	638,797
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	24,315	24,693
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2052	1,017,823	1,041,118
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2054	662,657	675,701
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2054	634,503	642,978
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2054	136,844	138,971
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2054	619,012	627,058
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2054	503,500	515,771
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2055	782,575	792,782
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2056	1,927,921	1,963,310
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2053	258,858	262,756
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	346,817	351,882
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2055	1,241,925	1,269,476
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	64,294	65,071
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2055	22,405	23,000
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2056	2,611,404	2,686,677
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2056	1,138,370	1,155,085
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2039	521,622	534,078
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053	1,135,927	1,154,293
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053	260,502	267,177
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	233,097	239,361
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	1,407,096	1,436,113
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	23,912	24,539
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2054	717,160	726,963
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2054	342,703	352,126
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2055	1,412,176	1,438,539
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2055	1,234,761	1,263,697
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2055	1,850,000	1,872,367
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2054	29,841	30,794
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2053	432,378	446,429
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2053	755,198	779,519
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2053	87,786	90,678
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2054	24,582	25,575
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2043	316,621	327,395
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2053	482,857	501,211
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2055	370,931	382,539
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2055	22,081	23,071
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2055	20,922	21,873
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2055	15,547	16,208
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2029	3,115	3,210
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2055	1,135,374	1,170,903
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2053	168,003	173,956
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	102,292	105,789
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2055	34,227	35,367
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2055	22,582	23,629
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2053	42,598	44,375
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	748,536	786,288
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	584,584	611,464
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	153,567	158,372
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	3,318,344	3,431,778
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	391,624	404,562
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2054	22,844	23,559
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2054	19,207	19,996
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	1,662,546	1,745,950
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	98,446	104,046
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	97,666	102,770
Federal Home Loan Bank 4.5% 12/1/2055	619,307	582,167
Federal Home Loan Bank 5% 1/1/2056	3,748,888	3,653,774
Freddie Mac 4.5% 5/1/2056	896,988	843,195
Freddie Mac Gold Pool 1.5% 1/1/2037	31,071	27,500
Freddie Mac Gold Pool 1.5% 10/1/2036	540,964	478,790
Freddie Mac Gold Pool 1.5% 10/1/2041	450,002	373,305
Freddie Mac Gold Pool 1.5% 10/1/2051	654,277	490,229
Freddie Mac Gold Pool 1.5% 10/1/2051	534,285	400,322
Freddie Mac Gold Pool 1.5% 11/1/2036	1,139,302	1,008,359
Freddie Mac Gold Pool 1.5% 11/1/2037	426,576	377,215
Freddie Mac Gold Pool 1.5% 11/1/2040	579,964	486,241
Freddie Mac Gold Pool 1.5% 11/1/2051	93,526	70,076
Freddie Mac Gold Pool 1.5% 2/1/2037	121,076	107,066
Freddie Mac Gold Pool 1.5% 2/1/2042	400,879	334,447
Freddie Mac Gold Pool 1.5% 2/1/2051	247,729	185,693
Freddie Mac Gold Pool 1.5% 2/1/2052	256,328	192,059
Freddie Mac Gold Pool 1.5% 3/1/2037	590,362	522,049
Freddie Mac Gold Pool 1.5% 3/1/2052	438,485	328,543
Freddie Mac Gold Pool 1.5% 6/1/2051	408,078	305,888
Freddie Mac Gold Pool 1.5% 7/1/2036	2,067,556	1,833,157
Freddie Mac Gold Pool 1.5% 7/1/2041	1,164,440	969,772
Freddie Mac Gold Pool 1.5% 7/1/2051	802,074	601,219
Freddie Mac Gold Pool 1.5% 9/1/2051	463,170	347,039
Freddie Mac Gold Pool 2% 1/1/2036	94,377	85,894
Freddie Mac Gold Pool 2% 1/1/2036	15,274	13,877
Freddie Mac Gold Pool 2% 1/1/2037	724,122	654,736
Freddie Mac Gold Pool 2% 1/1/2037	144,115	130,306
Freddie Mac Gold Pool 2% 1/1/2051	2,968,501	2,345,627
Freddie Mac Gold Pool 2% 1/1/2051	2,894,822	2,288,313
Freddie Mac Gold Pool 2% 1/1/2051	1,499,539	1,184,895
Freddie Mac Gold Pool 2% 1/1/2051	755,744	597,404
Freddie Mac Gold Pool 2% 1/1/2051	685,871	544,528
Freddie Mac Gold Pool 2% 1/1/2051	477,294	378,934
Freddie Mac Gold Pool 2% 1/1/2052	3,241,336	2,552,098
Freddie Mac Gold Pool 2% 1/1/2052	1,812,695	1,448,769
Freddie Mac Gold Pool 2% 1/1/2052	855,916	668,564
Freddie Mac Gold Pool 2% 1/1/2052	172,722	138,045
Freddie Mac Gold Pool 2% 10/1/2051	624,313	487,657
Freddie Mac Gold Pool 2% 11/1/2030	20,721	19,817
Freddie Mac Gold Pool 2% 11/1/2035	264,620	241,249
Freddie Mac Gold Pool 2% 11/1/2035	240,805	218,784
Freddie Mac Gold Pool 2% 11/1/2035	208,141	189,108
Freddie Mac Gold Pool 2% 11/1/2036	244,634	221,728
Freddie Mac Gold Pool 2% 11/1/2050	1,819,889	1,438,595
Freddie Mac Gold Pool 2% 11/1/2050	478,399	382,652
Freddie Mac Gold Pool 2% 11/1/2050	173,780	139,326
Freddie Mac Gold Pool 2% 11/1/2050	121,532	96,487
Freddie Mac Gold Pool 2% 11/1/2050	20,252	15,845
Freddie Mac Gold Pool 2% 11/1/2051	2,805,808	2,209,181
Freddie Mac Gold Pool 2% 11/1/2051	1,573,502	1,240,879
Freddie Mac Gold Pool 2% 11/1/2051	1,427,101	1,125,426
Freddie Mac Gold Pool 2% 11/1/2051	179,767	140,418
Freddie Mac Gold Pool 2% 12/1/2035	421,695	383,133
Freddie Mac Gold Pool 2% 12/1/2051	556,244	444,048
Freddie Mac Gold Pool 2% 12/1/2051	327,666	260,960
Freddie Mac Gold Pool 2% 12/1/2051	277,581	216,821
Freddie Mac Gold Pool 2% 2/1/2036	789,411	718,950
Freddie Mac Gold Pool 2% 2/1/2036	661,200	599,909
Freddie Mac Gold Pool 2% 2/1/2037	679,157	614,080
Freddie Mac Gold Pool 2% 2/1/2037	667,848	603,646
Freddie Mac Gold Pool 2% 2/1/2052	782,841	611,485
Freddie Mac Gold Pool 2% 2/1/2052	589,823	460,717
Freddie Mac Gold Pool 2% 3/1/2028	65,293	64,188
Freddie Mac Gold Pool 2% 3/1/2037	2,466,776	2,229,830
Freddie Mac Gold Pool 2% 3/1/2051	4,301,095	3,398,606
Freddie Mac Gold Pool 2% 3/1/2051	3,269,367	2,586,428
Freddie Mac Gold Pool 2% 3/1/2051	62,309	49,741
Freddie Mac Gold Pool 2% 3/1/2051	49,345	39,484
Freddie Mac Gold Pool 2% 3/1/2052	769,284	611,954
Freddie Mac Gold Pool 2% 3/1/2052	624,160	487,928
Freddie Mac Gold Pool 2% 3/1/2052	237,013	187,873
Freddie Mac Gold Pool 2% 3/1/2052	38,561	30,325
Freddie Mac Gold Pool 2% 4/1/2036	1,245,221	1,129,794
Freddie Mac Gold Pool 2% 4/1/2037	824,381	745,260
Freddie Mac Gold Pool 2% 4/1/2042	2,259,727	1,945,218
Freddie Mac Gold Pool 2% 4/1/2051	680,208	531,955
Freddie Mac Gold Pool 2% 4/1/2052	541,703	429,393
Freddie Mac Gold Pool 2% 4/1/2052	286,798	227,785
Freddie Mac Gold Pool 2% 5/1/2051	4,088,071	3,227,725
Freddie Mac Gold Pool 2% 5/1/2051	56,175	44,985
Freddie Mac Gold Pool 2% 5/1/2052	2,316,860	1,847,371
Freddie Mac Gold Pool 2% 6/1/2051	1,544,301	1,228,951
Freddie Mac Gold Pool 2% 6/1/2051	435,665	340,574
Freddie Mac Gold Pool 2% 7/1/2036	1,090,652	985,805
Freddie Mac Gold Pool 2% 7/1/2051	2,343,980	1,848,485
Freddie Mac Gold Pool 2% 7/1/2051	1,463,860	1,161,733
Freddie Mac Gold Pool 2% 7/1/2051	702,421	553,936
Freddie Mac Gold Pool 2% 7/1/2051	539,657	432,999
Freddie Mac Gold Pool 2% 8/1/2036	37,126	33,789
Freddie Mac Gold Pool 2% 8/1/2037	115,913	104,788
Freddie Mac Gold Pool 2% 8/1/2037	115,299	104,215
Freddie Mac Gold Pool 2% 8/1/2050	931,519	743,338
Freddie Mac Gold Pool 2% 8/1/2051	1,300,974	1,017,017
Freddie Mac Gold Pool 2% 8/1/2051	550,941	434,477
Freddie Mac Gold Pool 2% 8/1/2051	93,401	73,890
Freddie Mac Gold Pool 2% 9/1/2035	776,729	706,429
Freddie Mac Gold Pool 2% 9/1/2041	3,963,291	3,391,039
Freddie Mac Gold Pool 2% 9/1/2050	2,240,949	1,772,837
Freddie Mac Gold Pool 2% 9/1/2050	1,587,291	1,255,722
Freddie Mac Gold Pool 2% 9/1/2050	39,835	31,514
Freddie Mac Gold Pool 2% 9/1/2051	1,443,809	1,138,602
Freddie Mac Gold Pool 2% 9/1/2051	58,747	45,925
Freddie Mac Gold Pool 2.5% 1/1/2035	190,417	176,855
Freddie Mac Gold Pool 2.5% 1/1/2050	149,206	123,847
Freddie Mac Gold Pool 2.5% 1/1/2052	4,147,016	3,411,070
Freddie Mac Gold Pool 2.5% 1/1/2052	1,602,009	1,332,729
Freddie Mac Gold Pool 2.5% 1/1/2052	1,161,383	967,619
Freddie Mac Gold Pool 2.5% 1/1/2052	934,919	764,622
Freddie Mac Gold Pool 2.5% 1/1/2052	299,252	244,556
Freddie Mac Gold Pool 2.5% 10/1/2034	52,146	48,873
Freddie Mac Gold Pool 2.5% 10/1/2049	79,650	66,212
Freddie Mac Gold Pool 2.5% 10/1/2050	942,608	787,995
Freddie Mac Gold Pool 2.5% 10/1/2050	912,037	755,028
Freddie Mac Gold Pool 2.5% 10/1/2051	2,993,724	2,467,123
Freddie Mac Gold Pool 2.5% 10/1/2051	784,389	641,511
Freddie Mac Gold Pool 2.5% 10/1/2051	24,491	20,030
Freddie Mac Gold Pool 2.5% 11/1/2037	63,317	58,372
Freddie Mac Gold Pool 2.5% 11/1/2049	23,630	19,643
Freddie Mac Gold Pool 2.5% 11/1/2050	827,046	677,432
Freddie Mac Gold Pool 2.5% 11/1/2050	476,158	397,014
Freddie Mac Gold Pool 2.5% 11/1/2050	476,973	390,688
Freddie Mac Gold Pool 2.5% 11/1/2051	1,421,962	1,171,836
Freddie Mac Gold Pool 2.5% 11/1/2051	673,033	550,018
Freddie Mac Gold Pool 2.5% 11/1/2051	580,745	485,487
Freddie Mac Gold Pool 2.5% 12/1/2034	32,793	30,458
Freddie Mac Gold Pool 2.5% 12/1/2035	43,072	39,964
Freddie Mac Gold Pool 2.5% 12/1/2049	145,252	120,564
Freddie Mac Gold Pool 2.5% 12/1/2051	1,183,055	981,608
Freddie Mac Gold Pool 2.5% 12/1/2051	371,852	303,886
Freddie Mac Gold Pool 2.5% 12/1/2051	321,249	268,254
Freddie Mac Gold Pool 2.5% 2/1/2030	29,044	28,218
Freddie Mac Gold Pool 2.5% 2/1/2033	20,539	19,486
Freddie Mac Gold Pool 2.5% 2/1/2036	31,638	29,227
Freddie Mac Gold Pool 2.5% 2/1/2050	43,827	36,378
Freddie Mac Gold Pool 2.5% 2/1/2052	3,415,482	2,809,357
Freddie Mac Gold Pool 2.5% 2/1/2052	606,938	496,004
Freddie Mac Gold Pool 2.5% 3/1/2033	13,751	13,057
Freddie Mac Gold Pool 2.5% 3/1/2035	169,400	157,176
Freddie Mac Gold Pool 2.5% 3/1/2037	291,984	269,729
Freddie Mac Gold Pool 2.5% 3/1/2050	136,092	112,749
Freddie Mac Gold Pool 2.5% 3/1/2052	2,230,518	1,834,681
Freddie Mac Gold Pool 2.5% 4/1/2033	116,797	110,688
Freddie Mac Gold Pool 2.5% 4/1/2037	213,072	197,697
Freddie Mac Gold Pool 2.5% 4/1/2042	719,598	630,661
Freddie Mac Gold Pool 2.5% 4/1/2052	3,453,173	2,845,754
Freddie Mac Gold Pool 2.5% 4/1/2052	910,456	748,883
Freddie Mac Gold Pool 2.5% 4/1/2052	882,432	738,517
Freddie Mac Gold Pool 2.5% 4/1/2052	690,262	570,138
Freddie Mac Gold Pool 2.5% 4/1/2052	640,146	533,945
Freddie Mac Gold Pool 2.5% 5/1/2035	225,531	209,257
Freddie Mac Gold Pool 2.5% 5/1/2041	809,949	746,441
Freddie Mac Gold Pool 2.5% 5/1/2051	1,608,852	1,328,366
Freddie Mac Gold Pool 2.5% 5/1/2051	608,810	508,949
Freddie Mac Gold Pool 2.5% 5/1/2052	5,007,226	4,162,436
Freddie Mac Gold Pool 2.5% 6/1/2031	2,821	2,711
Freddie Mac Gold Pool 2.5% 7/1/2031	4,705	4,523
Freddie Mac Gold Pool 2.5% 7/1/2035	59,188	54,917
Freddie Mac Gold Pool 2.5% 7/1/2051	1,472,625	1,215,889
Freddie Mac Gold Pool 2.5% 7/1/2051	536,085	441,787
Freddie Mac Gold Pool 2.5% 7/1/2052	1,563,768	1,278,925
Freddie Mac Gold Pool 2.5% 7/1/2052	1,315,685	1,075,299
Freddie Mac Gold Pool 2.5% 8/1/2031	8,041	7,725
Freddie Mac Gold Pool 2.5% 8/1/2032	18,097	17,229
Freddie Mac Gold Pool 2.5% 8/1/2035	199,153	184,470
Freddie Mac Gold Pool 2.5% 8/1/2050	468,824	388,115
Freddie Mac Gold Pool 2.5% 8/1/2050	251,651	208,329
Freddie Mac Gold Pool 2.5% 8/1/2051	5,860,423	4,829,566
Freddie Mac Gold Pool 2.5% 8/1/2051	47,448	39,621
Freddie Mac Gold Pool 2.5% 9/1/2034	2,881	2,705
Freddie Mac Gold Pool 2.5% 9/1/2035	198,998	184,328
Freddie Mac Gold Pool 2.5% 9/1/2050	897,279	742,811
Freddie Mac Gold Pool 2.5% 9/1/2051	2,341,678	1,929,773
Freddie Mac Gold Pool 2.5% 9/1/2051	1,126,697	928,509
Freddie Mac Gold Pool 3% 1/1/2033	3,915	3,759
Freddie Mac Gold Pool 3% 1/1/2052	692,867	593,488
Freddie Mac Gold Pool 3% 10/1/2043	456,534	410,608
Freddie Mac Gold Pool 3% 10/1/2049	435,349	376,035
Freddie Mac Gold Pool 3% 10/1/2050	767,728	661,691
Freddie Mac Gold Pool 3% 10/1/2050	654,203	564,254
Freddie Mac Gold Pool 3% 10/1/2053	962,224	821,523
Freddie Mac Gold Pool 3% 11/1/2030	15,089	14,846
Freddie Mac Gold Pool 3% 11/1/2034	35,172	33,467
Freddie Mac Gold Pool 3% 12/1/2034	23,413	22,240
Freddie Mac Gold Pool 3% 2/1/2029	17,830	17,539
Freddie Mac Gold Pool 3% 2/1/2033	3,910	3,753
Freddie Mac Gold Pool 3% 2/1/2035	84,934	79,932
Freddie Mac Gold Pool 3% 3/1/2033	6,049	5,806
Freddie Mac Gold Pool 3% 3/1/2035	26,246	24,700
Freddie Mac Gold Pool 3% 3/1/2045	53,823	47,693
Freddie Mac Gold Pool 3% 3/1/2047	23,652	20,657
Freddie Mac Gold Pool 3% 3/1/2052	4,692,529	4,075,196
Freddie Mac Gold Pool 3% 4/1/2033	12,924	12,399
Freddie Mac Gold Pool 3% 4/1/2035	13,090	12,315
Freddie Mac Gold Pool 3% 4/1/2045	72,410	64,138
Freddie Mac Gold Pool 3% 4/1/2050	75,218	65,229
Freddie Mac Gold Pool 3% 4/1/2052	826,971	706,690
Freddie Mac Gold Pool 3% 5/1/2029	19,528	19,230
Freddie Mac Gold Pool 3% 5/1/2049	2,928	2,535
Freddie Mac Gold Pool 3% 5/1/2052	791,689	676,652
Freddie Mac Gold Pool 3% 6/1/2051	439,432	377,228
Freddie Mac Gold Pool 3% 6/1/2052	9,528,287	8,134,834
Freddie Mac Gold Pool 3% 7/1/2032	20,057	19,473
Freddie Mac Gold Pool 3% 7/1/2038	1,386,254	1,294,645
Freddie Mac Gold Pool 3% 7/1/2045	22,860	20,212
Freddie Mac Gold Pool 3% 7/1/2047	136,968	119,538
Freddie Mac Gold Pool 3% 7/1/2049	312,584	270,680
Freddie Mac Gold Pool 3% 8/1/2033	98,327	94,191
Freddie Mac Gold Pool 3% 8/1/2049	73,476	63,465
Freddie Mac Gold Pool 3% 8/1/2050	56,127	48,445
Freddie Mac Gold Pool 3% 8/1/2052	5,916,182	5,137,870
Freddie Mac Gold Pool 3% 8/1/2052	1,005,999	873,653
Freddie Mac Gold Pool 3% 9/1/2034	23,729	22,588
Freddie Mac Gold Pool 3.5% 1/1/2050	185,029	166,129
Freddie Mac Gold Pool 3.5% 1/1/2052	111,250	99,417
Freddie Mac Gold Pool 3.5% 1/1/2052	64,547	57,329
Freddie Mac Gold Pool 3.5% 10/1/2037	163,135	153,829
Freddie Mac Gold Pool 3.5% 10/1/2043	278,989	257,775
Freddie Mac Gold Pool 3.5% 10/1/2047	97,364	88,119
Freddie Mac Gold Pool 3.5% 11/1/2045	41,276	37,818
Freddie Mac Gold Pool 3.5% 11/1/2051	1,313,241	1,184,435
Freddie Mac Gold Pool 3.5% 12/1/2033	14,196	13,564
Freddie Mac Gold Pool 3.5% 12/1/2049	401,621	360,597
Freddie Mac Gold Pool 3.5% 2/1/2043	36,669	33,933
Freddie Mac Gold Pool 3.5% 2/1/2048	122,401	110,660
Freddie Mac Gold Pool 3.5% 2/1/2048	5,929	5,360
Freddie Mac Gold Pool 3.5% 3/1/2048	166,538	150,564
Freddie Mac Gold Pool 3.5% 3/1/2048	166,141	150,205
Freddie Mac Gold Pool 3.5% 3/1/2048	51,902	47,070
Freddie Mac Gold Pool 3.5% 3/1/2049	45,889	41,302
Freddie Mac Gold Pool 3.5% 3/1/2050	881,819	800,563
Freddie Mac Gold Pool 3.5% 3/1/2053	26,647	23,701
Freddie Mac Gold Pool 3.5% 4/1/2033	10,568	10,127
Freddie Mac Gold Pool 3.5% 4/1/2050	737,750	667,465
Freddie Mac Gold Pool 3.5% 5/1/2048	91,237	82,401
Freddie Mac Gold Pool 3.5% 6/1/2034	14,207	13,548
Freddie Mac Gold Pool 3.5% 6/1/2042	175,546	162,708
Freddie Mac Gold Pool 3.5% 6/1/2049	461,753	415,453
Freddie Mac Gold Pool 3.5% 6/1/2052	440,219	390,988
Freddie Mac Gold Pool 3.5% 6/1/2052	265,498	236,388
Freddie Mac Gold Pool 3.5% 6/1/2052	233,273	208,352
Freddie Mac Gold Pool 3.5% 6/1/2052	22,436	19,976
Freddie Mac Gold Pool 3.5% 7/1/2033	8,951	8,566
Freddie Mac Gold Pool 3.5% 7/1/2046	477,493	438,088
Freddie Mac Gold Pool 3.5% 7/1/2049	164,440	147,952
Freddie Mac Gold Pool 3.5% 7/1/2051	29,990	26,637
Freddie Mac Gold Pool 3.5% 7/1/2052	2,175,505	1,934,252
Freddie Mac Gold Pool 3.5% 7/1/2052	61,754	54,848
Freddie Mac Gold Pool 3.5% 8/1/2037	90,750	85,942
Freddie Mac Gold Pool 3.5% 8/1/2043	184,981	170,658
Freddie Mac Gold Pool 3.5% 8/1/2046	208,541	189,742
Freddie Mac Gold Pool 3.5% 8/1/2048	119,673	108,082
Freddie Mac Gold Pool 3.5% 8/1/2052	411,648	368,828
Freddie Mac Gold Pool 3.5% 9/1/2033	27,319	26,145
Freddie Mac Gold Pool 3.5% 9/1/2042	51,431	47,582
Freddie Mac Gold Pool 3.5% 9/1/2049	48,043	43,196
Freddie Mac Gold Pool 3.5% 9/1/2052	1,864,306	1,655,815
Freddie Mac Gold Pool 3.5% 9/1/2052	31,825	28,326
Freddie Mac Gold Pool 4% 1/1/2039	165,942	158,217
Freddie Mac Gold Pool 4% 1/1/2041	55,070	52,665
Freddie Mac Gold Pool 4% 1/1/2041	27,205	26,017
Freddie Mac Gold Pool 4% 1/1/2044	36,167	34,163
Freddie Mac Gold Pool 4% 1/1/2047	377,497	356,264
Freddie Mac Gold Pool 4% 10/1/2037	218,392	211,253
Freddie Mac Gold Pool 4% 10/1/2042	12,727	12,120
Freddie Mac Gold Pool 4% 10/1/2045	3,283	3,092
Freddie Mac Gold Pool 4% 10/1/2048	35,529	32,986
Freddie Mac Gold Pool 4% 10/1/2049	60,238	55,758
Freddie Mac Gold Pool 4% 10/1/2052	243,155	223,477
Freddie Mac Gold Pool 4% 11/1/2036	57,535	55,638
Freddie Mac Gold Pool 4% 11/1/2037	53,286	51,545
Freddie Mac Gold Pool 4% 11/1/2041	451,198	430,730
Freddie Mac Gold Pool 4% 11/1/2048	186,591	173,299
Freddie Mac Gold Pool 4% 11/1/2052	294,626	270,598
Freddie Mac Gold Pool 4% 12/1/2040	29,509	28,221
Freddie Mac Gold Pool 4% 12/1/2048	193,832	179,781
Freddie Mac Gold Pool 4% 12/1/2048	81,884	75,948
Freddie Mac Gold Pool 4% 12/1/2052	659,885	606,274
Freddie Mac Gold Pool 4% 2/1/2041	532,488	510,081
Freddie Mac Gold Pool 4% 2/1/2041	36,981	35,389
Freddie Mac Gold Pool 4% 2/1/2041	9,677	9,242
Freddie Mac Gold Pool 4% 2/1/2043	52,754	49,963
Freddie Mac Gold Pool 4% 2/1/2048	3,136	2,918
Freddie Mac Gold Pool 4% 3/1/2041	625,000	598,514
Freddie Mac Gold Pool 4% 3/1/2053	323,912	297,394
Freddie Mac Gold Pool 4% 4/1/2042	22,932	21,913
Freddie Mac Gold Pool 4% 4/1/2048	819	762
Freddie Mac Gold Pool 4% 4/1/2049	717,141	666,499
Freddie Mac Gold Pool 4% 4/1/2049	547,782	507,559
Freddie Mac Gold Pool 4% 4/1/2053	512,002	470,885
Freddie Mac Gold Pool 4% 5/1/2039	70,866	67,456
Freddie Mac Gold Pool 4% 5/1/2045	22,144	21,079
Freddie Mac Gold Pool 4% 5/1/2048	28,638	26,625
Freddie Mac Gold Pool 4% 5/1/2049	247,418	229,250
Freddie Mac Gold Pool 4% 5/1/2052	780,302	717,640
Freddie Mac Gold Pool 4% 5/1/2052	173,397	159,689
Freddie Mac Gold Pool 4% 5/1/2056	635,812	580,978
Freddie Mac Gold Pool 4% 6/1/2034	13,388	13,144
Freddie Mac Gold Pool 4% 6/1/2046	132,952	126,135
Freddie Mac Gold Pool 4% 6/1/2047	1,943,319	1,799,300
Freddie Mac Gold Pool 4% 7/1/2042	9,807	9,375
Freddie Mac Gold Pool 4% 7/1/2045	46,652	44,538
Freddie Mac Gold Pool 4% 7/1/2048	96,670	89,874
Freddie Mac Gold Pool 4% 7/1/2049	98,372	91,148
Freddie Mac Gold Pool 4% 7/1/2052	21,537	19,800
Freddie Mac Gold Pool 4% 8/1/2048	12,816	11,899
Freddie Mac Gold Pool 4% 8/1/2049	63,960	59,263
Freddie Mac Gold Pool 4% 8/1/2052	1,058,634	976,928
Freddie Mac Gold Pool 4% 9/1/2040	9,053	8,659
Freddie Mac Gold Pool 4% 9/1/2045	156,184	147,161
Freddie Mac Gold Pool 4% 9/1/2048	218,812	203,155
Freddie Mac Gold Pool 4% 9/1/2048	6,326	5,867
Freddie Mac Gold Pool 4% 9/1/2049	66,932	61,954
Freddie Mac Gold Pool 4% 9/1/2052	307,787	282,877
Freddie Mac Gold Pool 4.5% 1/1/2049	82,997	79,138
Freddie Mac Gold Pool 4.5% 1/1/2049	19,077	18,165
Freddie Mac Gold Pool 4.5% 1/1/2049	2,688	2,559
Freddie Mac Gold Pool 4.5% 1/1/2053	1,468,221	1,398,983
Freddie Mac Gold Pool 4.5% 1/1/2053	276,735	262,128
Freddie Mac Gold Pool 4.5% 10/1/2050	17,381	16,649
Freddie Mac Gold Pool 4.5% 10/1/2052	322,082	306,491
Freddie Mac Gold Pool 4.5% 10/1/2054	1,033,164	973,788
Freddie Mac Gold Pool 4.5% 10/1/2055	991,899	932,724
Freddie Mac Gold Pool 4.5% 11/1/2040	664,554	649,945
Freddie Mac Gold Pool 4.5% 11/1/2048	232,450	221,561
Freddie Mac Gold Pool 4.5% 11/1/2048	98,527	93,911
Freddie Mac Gold Pool 4.5% 11/1/2054	141,388	133,218
Freddie Mac Gold Pool 4.5% 12/1/2048	29,394	28,017
Freddie Mac Gold Pool 4.5% 12/1/2052	755,711	720,546
Freddie Mac Gold Pool 4.5% 12/1/2054	164,113	154,630
Freddie Mac Gold Pool 4.5% 2/1/2044	135,974	132,582
Freddie Mac Gold Pool 4.5% 2/1/2049	9,943	9,468
Freddie Mac Gold Pool 4.5% 2/1/2053	257,598	244,243
Freddie Mac Gold Pool 4.5% 2/1/2056	74,829	70,421
Freddie Mac Gold Pool 4.5% 3/1/2049	279,353	265,830
Freddie Mac Gold Pool 4.5% 3/1/2049	163,205	155,019
Freddie Mac Gold Pool 4.5% 3/1/2049	29,718	28,447
Freddie Mac Gold Pool 4.5% 4/1/2050	70,448	66,972
Freddie Mac Gold Pool 4.5% 4/1/2053	340,268	322,202
Freddie Mac Gold Pool 4.5% 4/1/2056	1,158,704	1,088,855
Freddie Mac Gold Pool 4.5% 4/1/2056	241,005	226,552
Freddie Mac Gold Pool 4.5% 5/1/2049	19,352	18,416
Freddie Mac Gold Pool 4.5% 5/1/2056	74,380	69,896
Freddie Mac Gold Pool 4.5% 5/1/2056	39,901	37,496
Freddie Mac Gold Pool 4.5% 6/1/2040	85,697	83,973
Freddie Mac Gold Pool 4.5% 6/1/2055	51,145	48,177
Freddie Mac Gold Pool 4.5% 6/1/2056	78,012	73,334
Freddie Mac Gold Pool 4.5% 7/1/2041	107,517	105,032
Freddie Mac Gold Pool 4.5% 7/1/2043	4,039	3,946
Freddie Mac Gold Pool 4.5% 7/1/2052	118,445	112,110
Freddie Mac Gold Pool 4.5% 8/1/2042	4,276	4,164
Freddie Mac Gold Pool 4.5% 8/1/2048	292,400	278,977
Freddie Mac Gold Pool 4.5% 8/1/2052	1,243,083	1,179,412
Freddie Mac Gold Pool 4.5% 8/1/2052	255,703	242,366
Freddie Mac Gold Pool 4.5% 9/1/2048	338,460	322,604
Freddie Mac Gold Pool 4.5% 9/1/2052	1,129,570	1,070,301
Freddie Mac Gold Pool 4.5% 9/1/2052	738,836	700,993
Freddie Mac Gold Pool 4.5% 9/1/2053	155,037	146,756
Freddie Mac Gold Pool 4.5% 9/1/2054	917,838	865,089
Freddie Mac Gold Pool 5% 1/1/2053	30,018	29,266
Freddie Mac Gold Pool 5% 10/1/2053	162,396	158,032
Freddie Mac Gold Pool 5% 10/1/2054	556,331	539,435
Freddie Mac Gold Pool 5% 10/1/2055	912,049	881,499
Freddie Mac Gold Pool 5% 11/1/2054	2,155,035	2,089,584
Freddie Mac Gold Pool 5% 11/1/2054	935,990	907,124
Freddie Mac Gold Pool 5% 12/1/2053	1,080,308	1,061,001
Freddie Mac Gold Pool 5% 12/1/2053	314,123	305,172
Freddie Mac Gold Pool 5% 12/1/2054	493,578	478,741
Freddie Mac Gold Pool 5% 12/1/2054	193,228	187,721
Freddie Mac Gold Pool 5% 12/1/2055	217,544	210,340
Freddie Mac Gold Pool 5% 2/1/2049	45,345	44,664
Freddie Mac Gold Pool 5% 2/1/2055	508,104	492,673
Freddie Mac Gold Pool 5% 3/1/2049	59,062	58,172
Freddie Mac Gold Pool 5% 3/1/2056	2,744,951	2,651,290
Freddie Mac Gold Pool 5% 3/1/2056	993,874	959,962
Freddie Mac Gold Pool 5% 4/1/2040	342,048	341,744
Freddie Mac Gold Pool 5% 4/1/2053	1,318,529	1,287,961
Freddie Mac Gold Pool 5% 4/1/2053	856,202	831,322
Freddie Mac Gold Pool 5% 4/1/2053	27,767	26,948
Freddie Mac Gold Pool 5% 4/1/2053	17,180	16,725
Freddie Mac Gold Pool 5% 4/1/2054	579,067	561,661
Freddie Mac Gold Pool 5% 4/1/2056	2,207,251	2,131,936
Freddie Mac Gold Pool 5% 4/1/2056	460,400	444,691
Freddie Mac Gold Pool 5% 5/1/2039	271,744	271,545
Freddie Mac Gold Pool 5% 5/1/2049	12,780	12,564
Freddie Mac Gold Pool 5% 5/1/2050	38,961	38,253
Freddie Mac Gold Pool 5% 5/1/2053	465,264	453,314
Freddie Mac Gold Pool 5% 5/1/2056	2,669,981	2,578,877
Freddie Mac Gold Pool 5% 5/1/2056	1,000,000	965,879
Freddie Mac Gold Pool 5% 6/1/2053	563,981	549,496
Freddie Mac Gold Pool 5% 6/1/2054	211,854	205,486
Freddie Mac Gold Pool 5% 6/1/2056	2,061,322	1,990,987
Freddie Mac Gold Pool 5% 6/1/2056	699,930	676,047
Freddie Mac Gold Pool 5% 6/1/2056	26,245	25,350
Freddie Mac Gold Pool 5% 7/1/2040	508,731	507,087
Freddie Mac Gold Pool 5% 7/1/2052	319,849	313,033
Freddie Mac Gold Pool 5% 7/1/2053	48,418	47,144
Freddie Mac Gold Pool 5% 7/1/2056	2,020,436	1,951,496
Freddie Mac Gold Pool 5% 8/1/2041	1,250,000	1,244,787
Freddie Mac Gold Pool 5% 8/1/2048	10,787	10,624
Freddie Mac Gold Pool 5% 8/1/2049	95,481	93,804
Freddie Mac Gold Pool 5% 8/1/2052	968,071	947,427
Freddie Mac Gold Pool 5% 8/1/2052	866,465	849,084
Freddie Mac Gold Pool 5% 8/1/2052	509,290	494,872
Freddie Mac Gold Pool 5% 8/1/2053	368,954	359,247
Freddie Mac Gold Pool 5% 8/1/2055	438,004	425,796
Freddie Mac Gold Pool 5% 8/1/2056	249,143	240,642
Freddie Mac Gold Pool 5% 9/1/2040	548,179	547,281
Freddie Mac Gold Pool 5% 9/1/2052	643,491	625,033
Freddie Mac Gold Pool 5% 9/1/2052	68,709	67,438
Freddie Mac Gold Pool 5% 9/1/2054	431,896	418,778
Freddie Mac Gold Pool 5% 9/1/2056	999,900	965,782
Freddie Mac Gold Pool 5.5% 1/1/2040	693,574	702,273
Freddie Mac Gold Pool 5.5% 1/1/2053	692,497	689,250
Freddie Mac Gold Pool 5.5% 1/1/2053	609,390	609,294
Freddie Mac Gold Pool 5.5% 10/1/2053	40,729	40,595
Freddie Mac Gold Pool 5.5% 10/1/2054	824,604	826,278
Freddie Mac Gold Pool 5.5% 10/1/2055	1,487,284	1,491,435
Freddie Mac Gold Pool 5.5% 11/1/2053	784,043	781,469
Freddie Mac Gold Pool 5.5% 11/1/2054	2,804,991	2,786,140
Freddie Mac Gold Pool 5.5% 11/1/2054	723,890	727,848
Freddie Mac Gold Pool 5.5% 11/1/2054	603,522	599,674
Freddie Mac Gold Pool 5.5% 12/1/2052	163,010	162,984
Freddie Mac Gold Pool 5.5% 12/1/2054	709,014	704,249
Freddie Mac Gold Pool 5.5% 2/1/2054	20,626	20,532
Freddie Mac Gold Pool 5.5% 2/1/2055	583,719	579,066
Freddie Mac Gold Pool 5.5% 3/1/2053	659,381	658,659
Freddie Mac Gold Pool 5.5% 3/1/2054	861,397	856,038
Freddie Mac Gold Pool 5.5% 3/1/2054	34,027	33,884
Freddie Mac Gold Pool 5.5% 4/1/2053	1,143,799	1,141,831
Freddie Mac Gold Pool 5.5% 4/1/2053	258,186	257,742
Freddie Mac Gold Pool 5.5% 4/1/2053	93,547	93,210
Freddie Mac Gold Pool 5.5% 4/1/2054	1,355,753	1,364,860
Freddie Mac Gold Pool 5.5% 4/1/2054	574,083	571,122
Freddie Mac Gold Pool 5.5% 5/1/2053	532,180	531,264
Freddie Mac Gold Pool 5.5% 5/1/2054	147,759	146,997
Freddie Mac Gold Pool 5.5% 5/1/2054	19,971	19,924
Freddie Mac Gold Pool 5.5% 5/1/2055	1,151,285	1,142,108
Freddie Mac Gold Pool 5.5% 5/1/2056	3,207,299	3,212,807
Freddie Mac Gold Pool 5.5% 6/1/2028	12,832	12,888
Freddie Mac Gold Pool 5.5% 6/1/2049	73,114	74,427
Freddie Mac Gold Pool 5.5% 6/1/2053	54,341	54,196
Freddie Mac Gold Pool 5.5% 6/1/2054	51,866	51,814
Freddie Mac Gold Pool 5.5% 6/1/2054	19,941	19,838
Freddie Mac Gold Pool 5.5% 6/1/2055	883,255	875,608
Freddie Mac Gold Pool 5.5% 6/1/2055	21,838	21,657
Freddie Mac Gold Pool 5.5% 7/1/2053	383,269	382,322
Freddie Mac Gold Pool 5.5% 7/1/2055	1,921,347	1,905,433
Freddie Mac Gold Pool 5.5% 8/1/2053	378,976	377,968
Freddie Mac Gold Pool 5.5% 8/1/2054	29,568	29,407
Freddie Mac Gold Pool 5.5% 8/1/2055	1,300,623	1,289,850
Freddie Mac Gold Pool 5.5% 9/1/2040	532,445	538,458
Freddie Mac Gold Pool 5.5% 9/1/2053	690,348	692,474
Freddie Mac Gold Pool 5.5% 9/1/2053	285,192	284,434
Freddie Mac Gold Pool 5.5% 9/1/2054	392,576	390,429
Freddie Mac Gold Pool 5.5% 9/1/2054	206,763	205,632
Freddie Mac Gold Pool 5.5% 9/1/2055	2,206,944	2,187,975
Freddie Mac Gold Pool 5.5% 9/1/2056	800,000	794,124
Freddie Mac Gold Pool 6% 1/1/2053	192,254	195,903
Freddie Mac Gold Pool 6% 10/1/2028	411	416
Freddie Mac Gold Pool 6% 10/1/2055	1,577,962	1,598,050
Freddie Mac Gold Pool 6% 11/1/2052	204,558	208,696
Freddie Mac Gold Pool 6% 11/1/2053	604,529	613,926
Freddie Mac Gold Pool 6% 11/1/2053	601,958	611,314
Freddie Mac Gold Pool 6% 11/1/2054	423,966	429,629
Freddie Mac Gold Pool 6% 12/1/2052	404,593	412,778
Freddie Mac Gold Pool 6% 12/1/2053	811,054	823,660
Freddie Mac Gold Pool 6% 12/1/2053	779,261	798,496
Freddie Mac Gold Pool 6% 2/1/2053	211,594	214,911
Freddie Mac Gold Pool 6% 2/1/2055	502,147	516,896
Freddie Mac Gold Pool 6% 2/1/2055	225,489	231,478
Freddie Mac Gold Pool 6% 3/1/2054	1,124,429	1,140,853
Freddie Mac Gold Pool 6% 3/1/2054	304,559	309,260
Freddie Mac Gold Pool 6% 4/1/2054	1,470,387	1,508,060
Freddie Mac Gold Pool 6% 4/1/2054	189,472	193,301
Freddie Mac Gold Pool 6% 5/1/2054	1,966,497	2,019,339
Freddie Mac Gold Pool 6% 5/1/2054	452,842	458,909
Freddie Mac Gold Pool 6% 5/1/2054	48,386	49,093
Freddie Mac Gold Pool 6% 6/1/2053	339,727	345,751
Freddie Mac Gold Pool 6% 7/1/2054	348,337	353,424
Freddie Mac Gold Pool 6% 7/1/2056	1,949,805	1,973,410
Freddie Mac Gold Pool 6% 8/1/2054	1,109,147	1,124,308
Freddie Mac Gold Pool 6% 8/1/2055	9,107,829	9,223,781
Freddie Mac Gold Pool 6% 8/1/2055	1,692,099	1,713,640
Freddie Mac Gold Pool 6% 8/1/2055	844,281	864,066
Freddie Mac Gold Pool 6% 8/1/2056	200,000	202,406
Freddie Mac Gold Pool 6% 9/1/2054	419,373	430,642
Freddie Mac Gold Pool 6.5% 1/1/2053	126,241	131,039
Freddie Mac Gold Pool 6.5% 1/1/2054	163,946	169,192
Freddie Mac Gold Pool 6.5% 1/1/2054	25,007	25,805
Freddie Mac Gold Pool 6.5% 10/1/2053	169,560	175,052
Freddie Mac Gold Pool 6.5% 10/1/2054	701,627	723,583
Freddie Mac Gold Pool 6.5% 10/1/2054	17,550	18,116
Freddie Mac Gold Pool 6.5% 10/1/2055	2,236,725	2,305,147
Freddie Mac Gold Pool 6.5% 12/1/2053	919,924	950,220
Freddie Mac Gold Pool 6.5% 12/1/2053	358,049	373,394
Freddie Mac Gold Pool 6.5% 12/1/2054	645,795	678,364
Freddie Mac Gold Pool 6.5% 2/1/2054	730,584	761,609
Freddie Mac Gold Pool 6.5% 5/1/2055	387,025	399,063
Freddie Mac Gold Pool 6.5% 5/1/2055	102,418	105,831
Freddie Mac Gold Pool 6.5% 6/1/2054	787,462	823,670
Freddie Mac Gold Pool 6.5% 6/1/2054	428,478	449,117
Freddie Mac Gold Pool 6.5% 7/1/2054	12,033	12,633
Freddie Mac Gold Pool 6.5% 7/1/2055	953,306	998,033
Freddie Mac Gold Pool 6.5% 7/1/2055	196,760	205,376
Freddie Mac Gold Pool 6.5% 8/1/2053	225,324	233,026
Freddie Mac Gold Pool 6.5% 8/1/2054	1,266,353	1,305,982
Freddie Mac Gold Pool 6.5% 8/1/2055	1,466,276	1,511,130
Freddie Mac Gold Pool 6.5% 9/1/2053	497,011	514,000
Freddie Mac Gold Pool 6.5% 9/1/2054	507,064	531,488
Freddie Mac Gold Pool 7% 1/1/2054	948,589	1,002,653
Freddie Mac Gold Pool 7% 1/1/2054	137,650	145,339
Freddie Mac Manufactured Housing participation certificates 6% 4/1/2055	2,701,826	2,758,386
Freddie Mac Non Gold Pool 5% 2/1/2055	158,563	153,598
Freddie Mac Non Gold Pool 5% 7/1/2053	22,379	21,790
Freddie Mac Non Gold Pool 5.5% 11/1/2053	25,503	25,412
Freddie Mac Non Gold Pool 5.5% 4/1/2054	470,311	467,885
Freddie Mac Non Gold Pool 5.5% 4/1/2055	659,359	654,104
Freddie Mac Non Gold Pool 5.5% 7/1/2055	1,928,949	1,911,887
Freddie Mac Non Gold Pool 6% 3/1/2055	35,552	36,016
Ginnie Mae I Pool 2% 11/20/2052	482,755	388,557
Ginnie Mae I Pool 2% 8/20/2052	446,479	358,557
Ginnie Mae I Pool 2.5% 7/20/2052	460,662	385,741
Ginnie Mae I Pool 3% 10/20/2042	272,130	246,336
Ginnie Mae I Pool 3% 11/20/2052	190,074	166,064
Ginnie Mae I Pool 3% 7/20/2052	279,388	243,223
Ginnie Mae I Pool 3% 8/20/2052	300,805	261,868
Ginnie Mae I Pool 3.5% 1/20/2053	120,451	107,129
Ginnie Mae I Pool 3.5% 10/20/2052	521,169	463,648
Ginnie Mae I Pool 3.5% 11/20/2052	802,451	714,198
Ginnie Mae I Pool 3.5% 12/20/2052	1,571,809	1,398,943
Ginnie Mae I Pool 3.5% 2/20/2056	223,580	195,585
Ginnie Mae I Pool 3.5% 4/20/2056	6,960,957	6,089,351
Ginnie Mae I Pool 3.5% 7/20/2052	357,153	318,655
Ginnie Mae I Pool 3.5% 8/20/2052	281,249	251,460
Ginnie Mae I Pool 3.5% 9/20/2052	987,662	878,962
Ginnie Mae I Pool 4% 1/20/2053	454,621	418,435
Ginnie Mae I Pool 4% 10/20/2052	1,485,162	1,367,645
Ginnie Mae I Pool 4% 12/20/2052	660,979	608,471
Ginnie Mae I Pool 4% 3/20/2047	124,415	115,747
Ginnie Mae I Pool 4% 4/20/2056	1,134,156	1,025,186
Ginnie Mae I Pool 4% 5/20/2056	1,565,907	1,415,453
Ginnie Mae I Pool 4% 7/20/2056	465,844	421,086
Ginnie Mae I Pool 4% 8/20/2052	858,564	788,549
Ginnie Mae I Pool 4% 9/20/2052	435,644	401,173
Ginnie Mae I Pool 4.5% 10/20/2052	432,652	411,373
Ginnie Mae I Pool 4.5% 10/20/2054	793,337	747,252
Ginnie Mae I Pool 4.5% 11/20/2052	1,395,520	1,326,011
Ginnie Mae I Pool 4.5% 4/20/2053	236,081	223,732
Ginnie Mae I Pool 4.5% 4/20/2056	7,027,460	6,586,844
Ginnie Mae I Pool 4.5% 5/20/2053	313,812	297,397
Ginnie Mae I Pool 4.5% 7/20/2052	486,016	460,821
Ginnie Mae I Pool 4.5% 8/20/2052	416,840	395,231
Ginnie Mae I Pool 4.5% 9/20/2052	569,847	542,354
Ginnie Mae I Pool 5% 10/20/2052	271,462	265,756
Ginnie Mae I Pool 5% 11/20/2049	87,851	87,041
Ginnie Mae I Pool 5% 11/20/2052	622,710	609,621
Ginnie Mae I Pool 5% 2/20/2056	1,749,999	1,696,809
Ginnie Mae I Pool 5% 4/20/2053	931,159	910,131
Ginnie Mae I Pool 5% 5/20/2056	11,219,319	10,877,439
Ginnie Mae I Pool 5% 6/20/2053	374,115	365,550
Ginnie Mae I Pool 5% 7/20/2052	268,805	263,134
Ginnie Mae I Pool 5% 7/20/2056	7,307,489	7,084,242
Ginnie Mae I Pool 5% 9/20/2052	537,920	526,614
Ginnie Mae I Pool 5.5% 1/20/2053	162,064	162,774
Ginnie Mae I Pool 5.5% 10/20/2052	356,255	358,150
Ginnie Mae I Pool 5.5% 10/20/2054	455,840	454,704
Ginnie Mae I Pool 5.5% 11/20/2052	190,777	191,732
Ginnie Mae I Pool 5.5% 12/20/2052	796,632	800,124
Ginnie Mae I Pool 5.5% 5/20/2053	320,425	321,529
Ginnie Mae I Pool 5.5% 6/20/2053	380,323	381,634
Ginnie Mae I Pool 6% 1/20/2053	175,609	179,212
Ginnie Mae I Pool 6% 12/20/2052	714,948	730,122
Ginnie Mae I Pool 6% 4/20/2053	165,646	169,058
Ginnie Mae I Pool 6% 6/20/2053	153,809	156,977
Ginnie Mae I Pool 6.5% 12/20/2052	137,909	143,217
Ginnie Mae II Pool 1.5% 11/20/2051	313,174	240,473
Ginnie Mae II Pool 1.5% 4/20/2051	64,968	49,927
Ginnie Mae II Pool 1.5% 5/20/2051	81,316	62,490
Ginnie Mae II Pool 2% 1/20/2051	2,420,532	1,945,386
Ginnie Mae II Pool 2% 1/20/2052	2,202,046	1,768,412
Ginnie Mae II Pool 2% 10/20/2050	97,659	78,489
Ginnie Mae II Pool 2% 11/20/2051	2,531,988	2,033,380
Ginnie Mae II Pool 2% 12/20/2050	8,976,964	7,214,800
Ginnie Mae II Pool 2% 12/20/2051	307,545	246,982
Ginnie Mae II Pool 2% 2/20/2051	2,495,636	2,005,747
Ginnie Mae II Pool 2% 2/20/2052	2,098,708	1,685,424
Ginnie Mae II Pool 2% 3/20/2051	1,234,962	992,541
Ginnie Mae II Pool 2% 3/20/2052	2,705,625	2,172,824
Ginnie Mae II Pool 2% 4/20/2051	2,062,672	1,657,128
Ginnie Mae II Pool 2% 4/20/2052	3,540,590	2,843,365
Ginnie Mae II Pool 2% 5/20/2052	918,566	737,679
Ginnie Mae II Pool 2% 7/20/2051	1,680,319	1,349,950
Ginnie Mae II Pool 2% 7/20/2054	77,515	62,227
Ginnie Mae II Pool 2% 8/20/2051	2,928,297	2,351,647
Ginnie Mae II Pool 2% 9/1/2056 (b)	1,250,000	1,002,741
Ginnie Mae II Pool 2% 9/20/2050	399,293	321,287
Ginnie Mae II Pool 2.5% 1/20/2051	720,090	604,102
Ginnie Mae II Pool 2.5% 1/20/2052	758,503	635,143
Ginnie Mae II Pool 2.5% 10/20/2047	20,138	17,151
Ginnie Mae II Pool 2.5% 10/20/2050	760,623	638,106
Ginnie Mae II Pool 2.5% 10/20/2051	958,224	802,382
Ginnie Mae II Pool 2.5% 10/20/2053	757,682	635,461
Ginnie Mae II Pool 2.5% 11/20/2050	510,595	428,352
Ginnie Mae II Pool 2.5% 11/20/2051	2,682,227	2,245,999
Ginnie Mae II Pool 2.5% 12/20/2049	520,292	437,137
Ginnie Mae II Pool 2.5% 12/20/2050	156,716	131,351
Ginnie Mae II Pool 2.5% 2/20/2051	906,933	760,850
Ginnie Mae II Pool 2.5% 2/20/2052	2,423,005	2,028,936
Ginnie Mae II Pool 2.5% 3/20/2047	14,019	11,996
Ginnie Mae II Pool 2.5% 3/20/2050	110,839	93,124
Ginnie Mae II Pool 2.5% 3/20/2051	209,191	175,496
Ginnie Mae II Pool 2.5% 3/20/2052	602,186	504,249
Ginnie Mae II Pool 2.5% 4/20/2050	78,370	65,844
Ginnie Mae II Pool 2.5% 4/20/2051	152,924	128,085
Ginnie Mae II Pool 2.5% 4/20/2052	4,307,633	3,607,054
Ginnie Mae II Pool 2.5% 5/20/2050	429,115	360,532
Ginnie Mae II Pool 2.5% 5/20/2051	3,574,241	2,993,497
Ginnie Mae II Pool 2.5% 5/20/2052	3,460,157	2,897,409
Ginnie Mae II Pool 2.5% 6/20/2050	231,420	194,434
Ginnie Mae II Pool 2.5% 6/20/2051	1,286,556	1,077,516
Ginnie Mae II Pool 2.5% 6/20/2052	116,980	97,955
Ginnie Mae II Pool 2.5% 7/20/2051	7,033,526	5,889,618
Ginnie Mae II Pool 2.5% 8/20/2050	1,376,227	1,153,128
Ginnie Mae II Pool 2.5% 8/20/2051	2,161,157	1,809,674
Ginnie Mae II Pool 2.5% 9/1/2056 (b)	1,050,000	878,252
Ginnie Mae II Pool 2.5% 9/20/2050	1,203,452	1,011,111
Ginnie Mae II Pool 2.5% 9/20/2051	1,047,589	877,213
Ginnie Mae II Pool 3% 1/20/2043	2,646	2,392
Ginnie Mae II Pool 3% 1/20/2048	539,656	475,873
Ginnie Mae II Pool 3% 1/20/2050	524,110	457,414
Ginnie Mae II Pool 3% 11/20/2051	330,161	287,527
Ginnie Mae II Pool 3% 11/20/2054	588,522	513,124
Ginnie Mae II Pool 3% 12/20/2049	433,877	379,614
Ginnie Mae II Pool 3% 12/20/2051	348,354	303,371
Ginnie Mae II Pool 3% 12/20/2054	230,780	201,214
Ginnie Mae II Pool 3% 2/20/2046	215,249	191,338
Ginnie Mae II Pool 3% 2/20/2050	17,142	14,960
Ginnie Mae II Pool 3% 3/20/2043	11,077	10,010
Ginnie Mae II Pool 3% 3/20/2051	922,417	804,170
Ginnie Mae II Pool 3% 3/20/2052	2,105,385	1,832,860
Ginnie Mae II Pool 3% 4/20/2050	212,337	185,316
Ginnie Mae II Pool 3% 4/20/2051	193,948	168,964
Ginnie Mae II Pool 3% 4/20/2052	8,210,382	7,147,615
Ginnie Mae II Pool 3% 5/20/2051	1,542,695	1,343,970
Ginnie Mae II Pool 3% 5/20/2052	4,573,279	3,981,305
Ginnie Mae II Pool 3% 6/20/2050	576,330	502,810
Ginnie Mae II Pool 3% 6/20/2052	1,281,680	1,115,777
Ginnie Mae II Pool 3% 7/20/2042	37,986	34,402
Ginnie Mae II Pool 3% 7/20/2046	88,269	78,300
Ginnie Mae II Pool 3% 7/20/2049	237,916	208,756
Ginnie Mae II Pool 3% 7/20/2050	448,276	391,091
Ginnie Mae II Pool 3% 8/20/2043	2,933	2,644
Ginnie Mae II Pool 3% 8/20/2046	812,920	720,912
Ginnie Mae II Pool 3% 8/20/2050	374,115	326,390
Ginnie Mae II Pool 3% 8/20/2051	537,792	468,348
Ginnie Mae II Pool 3% 9/1/2056 (b)	775,000	673,783
Ginnie Mae II Pool 3% 9/20/2046	206,570	183,145
Ginnie Mae II Pool 3.5% 1/20/2050	504,396	453,337
Ginnie Mae II Pool 3.5% 10/20/2047	27,298	24,697
Ginnie Mae II Pool 3.5% 10/20/2051	62,368	55,918
Ginnie Mae II Pool 3.5% 11/20/2047	87,191	78,883
Ginnie Mae II Pool 3.5% 11/20/2050	42,077	37,818
Ginnie Mae II Pool 3.5% 11/20/2053	396,680	353,333
Ginnie Mae II Pool 3.5% 12/20/2046	46,518	42,114
Ginnie Mae II Pool 3.5% 12/20/2049	122,092	109,732
Ginnie Mae II Pool 3.5% 2/20/2046	540,607	494,630
Ginnie Mae II Pool 3.5% 2/20/2047	72,361	65,511
Ginnie Mae II Pool 3.5% 2/20/2048	206,492	186,557
Ginnie Mae II Pool 3.5% 2/20/2049	148,712	134,355
Ginnie Mae II Pool 3.5% 2/20/2051	1,715,696	1,541,482
Ginnie Mae II Pool 3.5% 3/20/2048	45,490	41,098
Ginnie Mae II Pool 3.5% 3/20/2049	215,871	194,626
Ginnie Mae II Pool 3.5% 3/20/2050	655,923	589,524
Ginnie Mae II Pool 3.5% 3/20/2051	109,740	98,597
Ginnie Mae II Pool 3.5% 4/20/2046	87,485	79,988
Ginnie Mae II Pool 3.5% 4/20/2049	49,527	44,622
Ginnie Mae II Pool 3.5% 4/20/2050	130,428	117,184
Ginnie Mae II Pool 3.5% 5/20/2044	3,514	3,235
Ginnie Mae II Pool 3.5% 5/20/2046	98,896	90,401
Ginnie Mae II Pool 3.5% 5/20/2050	106,828	95,981
Ginnie Mae II Pool 3.5% 5/20/2051	1,126,454	1,010,312
Ginnie Mae II Pool 3.5% 5/20/2052	139,467	124,695
Ginnie Mae II Pool 3.5% 5/20/2054	377,080	334,342
Ginnie Mae II Pool 3.5% 6/20/2048	291,643	263,488
Ginnie Mae II Pool 3.5% 6/20/2049	21,830	19,640
Ginnie Mae II Pool 3.5% 6/20/2052	1,085,349	970,393
Ginnie Mae II Pool 3.5% 7/20/2046	38,178	34,874
Ginnie Mae II Pool 3.5% 7/20/2047	12,315	11,142
Ginnie Mae II Pool 3.5% 7/20/2049	45,872	41,271
Ginnie Mae II Pool 3.5% 8/20/2046	26,577	24,272
Ginnie Mae II Pool 3.5% 8/20/2047	477,069	431,608
Ginnie Mae II Pool 3.5% 8/20/2048	144,968	130,972
Ginnie Mae II Pool 3.5% 9/1/2056 (b)	850,000	743,186
Ginnie Mae II Pool 3.5% 9/20/2046	27,017	24,668
Ginnie Mae II Pool 3.5% 9/20/2047	11,831	10,704
Ginnie Mae II Pool 4% 1/20/2047	72,964	67,881
Ginnie Mae II Pool 4% 1/20/2049	116,986	108,213
Ginnie Mae II Pool 4% 1/20/2051	113,792	105,046
Ginnie Mae II Pool 4% 1/20/2056	689,599	623,342
Ginnie Mae II Pool 4% 10/20/2048	64,672	59,883
Ginnie Mae II Pool 4% 10/20/2049	37,084	34,269
Ginnie Mae II Pool 4% 11/20/2047	22,030	20,454
Ginnie Mae II Pool 4% 11/20/2054	537,766	487,484
Ginnie Mae II Pool 4% 12/20/2045	7,337	6,894
Ginnie Mae II Pool 4% 12/20/2047	32,467	30,144
Ginnie Mae II Pool 4% 12/20/2049	107,954	99,758
Ginnie Mae II Pool 4% 12/20/2050	70,336	64,930
Ginnie Mae II Pool 4% 12/20/2053	345,237	316,058
Ginnie Mae II Pool 4% 2/20/2050	90,488	83,702
Ginnie Mae II Pool 4% 2/20/2054	364,405	332,980
Ginnie Mae II Pool 4% 2/20/2055	1,499,622	1,357,061
Ginnie Mae II Pool 4% 3/20/2046	13,328	12,523
Ginnie Mae II Pool 4% 3/20/2048	131,217	121,624
Ginnie Mae II Pool 4% 3/20/2050	616,220	569,434
Ginnie Mae II Pool 4% 4/20/2047	47,483	44,115
Ginnie Mae II Pool 4% 4/20/2048	24,958	23,133
Ginnie Mae II Pool 4% 4/20/2049	49,382	45,633
Ginnie Mae II Pool 4% 4/20/2050	59,585	55,005
Ginnie Mae II Pool 4% 4/20/2054	544,715	496,762
Ginnie Mae II Pool 4% 5/20/2048	8,777	8,136
Ginnie Mae II Pool 4% 5/20/2049	67,969	62,809
Ginnie Mae II Pool 4% 5/20/2050	227,674	210,388
Ginnie Mae II Pool 4% 5/20/2054	135,442	123,349
Ginnie Mae II Pool 4% 6/20/2049	131,046	121,097
Ginnie Mae II Pool 4% 6/20/2051	190,371	175,917
Ginnie Mae II Pool 4% 6/20/2055	102,122	92,342
Ginnie Mae II Pool 4% 7/20/2047	72,214	67,092
Ginnie Mae II Pool 4% 8/20/2047	10,904	10,124
Ginnie Mae II Pool 4% 8/20/2048	45,974	42,570
Ginnie Mae II Pool 4% 8/20/2050	134,796	124,562
Ginnie Mae II Pool 4% 8/20/2053	658,649	604,525
Ginnie Mae II Pool 4% 8/20/2055	292,399	264,305
Ginnie Mae II Pool 4% 9/20/2047	10,952	10,168
Ginnie Mae II Pool 4% 9/20/2048	45,774	42,385
Ginnie Mae II Pool 4% 9/20/2050	122,243	112,847
Ginnie Mae II Pool 4% 9/20/2055	586,073	529,763
Ginnie Mae II Pool 4.5% 1/20/2047	45,446	43,687
Ginnie Mae II Pool 4.5% 1/20/2050	81,276	77,698
Ginnie Mae II Pool 4.5% 1/20/2051	55,225	52,915
Ginnie Mae II Pool 4.5% 1/20/2055	816,395	767,886
Ginnie Mae II Pool 4.5% 10/20/2047	5,125	4,919
Ginnie Mae II Pool 4.5% 10/20/2048	29,693	28,423
Ginnie Mae II Pool 4.5% 10/20/2049	12,525	11,989
Ginnie Mae II Pool 4.5% 10/20/2050	54,287	52,016
Ginnie Mae II Pool 4.5% 11/20/2048	22,501	21,511
Ginnie Mae II Pool 4.5% 11/20/2053	349,986	330,777
Ginnie Mae II Pool 4.5% 11/20/2054	3,272,658	3,082,806
Ginnie Mae II Pool 4.5% 12/20/2048	13,887	13,276
Ginnie Mae II Pool 4.5% 12/20/2049	13,943	13,330
Ginnie Mae II Pool 4.5% 12/20/2050	232,574	222,335
Ginnie Mae II Pool 4.5% 2/20/2049	7,632	7,296
Ginnie Mae II Pool 4.5% 2/20/2050	58,527	55,950
Ginnie Mae II Pool 4.5% 2/20/2055	708,620	666,017
Ginnie Mae II Pool 4.5% 3/20/2051	39,771	38,020
Ginnie Mae II Pool 4.5% 3/20/2055	574,504	539,785
Ginnie Mae II Pool 4.5% 4/20/2050	108,715	103,894
Ginnie Mae II Pool 4.5% 4/20/2051	46,350	44,310
Ginnie Mae II Pool 4.5% 5/20/2049	42,090	40,237
Ginnie Mae II Pool 4.5% 5/20/2054	549,609	517,983
Ginnie Mae II Pool 4.5% 6/20/2045	68,067	66,093
Ginnie Mae II Pool 4.5% 6/20/2049	19,254	18,406
Ginnie Mae II Pool 4.5% 6/20/2054	1,320,772	1,244,358
Ginnie Mae II Pool 4.5% 7/20/2053	964,609	913,850
Ginnie Mae II Pool 4.5% 8/20/2048	143,781	137,630
Ginnie Mae II Pool 4.5% 8/20/2050	49,439	47,263
Ginnie Mae II Pool 4.5% 9/1/2056 (b)	1,075,000	1,006,847
Ginnie Mae II Pool 4.5% 9/20/2047	5,394	5,177
Ginnie Mae II Pool 4.5% 9/20/2049	42,803	40,919
Ginnie Mae II Pool 4.5% 9/20/2050	52,710	50,455
Ginnie Mae II Pool 5% 1/20/2049	5,579	5,514
Ginnie Mae II Pool 5% 1/20/2055	3,876,461	3,771,964
Ginnie Mae II Pool 5% 10/20/2047	26,404	26,222
Ginnie Mae II Pool 5% 10/20/2048	6,396	6,330
Ginnie Mae II Pool 5% 11/20/2045	22,697	22,619
Ginnie Mae II Pool 5% 11/20/2048	6,116	6,053
Ginnie Mae II Pool 5% 11/20/2049	22,789	22,593
Ginnie Mae II Pool 5% 11/20/2050	26,011	25,896
Ginnie Mae II Pool 5% 11/20/2053	495,013	483,370
Ginnie Mae II Pool 5% 12/20/2053	428,060	417,993
Ginnie Mae II Pool 5% 12/20/2054	1,025,417	998,736
Ginnie Mae II Pool 5% 2/20/2049	41,945	41,506
Ginnie Mae II Pool 5% 2/20/2055	884,241	859,852
Ginnie Mae II Pool 5% 3/20/2048	7,604	7,558
Ginnie Mae II Pool 5% 3/20/2050	47,526	47,207
Ginnie Mae II Pool 5% 4/20/2048	15,821	15,700
Ginnie Mae II Pool 5% 4/20/2049	7,794	7,715
Ginnie Mae II Pool 5% 4/20/2055	374,567	363,885
Ginnie Mae II Pool 5% 5/20/2049	30,220	29,913
Ginnie Mae II Pool 5% 5/20/2054	417,863	407,905
Ginnie Mae II Pool 5% 6/20/2054	2,332,677	2,275,627
Ginnie Mae II Pool 5% 7/20/2048	26,476	26,232
Ginnie Mae II Pool 5% 7/20/2050	27,931	27,743
Ginnie Mae II Pool 5% 7/20/2053	1,292,265	1,261,871
Ginnie Mae II Pool 5% 8/20/2055	235,086	228,088
Ginnie Mae II Pool 5% 9/1/2056 (b)	1,800,000	1,743,522
Ginnie Mae II Pool 5% 9/20/2048	7,256	7,189
Ginnie Mae II Pool 5% 9/20/2053	619,705	605,130
Ginnie Mae II Pool 5.5% 1/20/2055	2,329,737	2,322,477
Ginnie Mae II Pool 5.5% 10/1/2056 (b)	2,925,000	2,901,530
Ginnie Mae II Pool 5.5% 10/20/2046	18,334	18,532
Ginnie Mae II Pool 5.5% 10/20/2048	6,933	7,076
Ginnie Mae II Pool 5.5% 10/20/2053	988,494	990,356
Ginnie Mae II Pool 5.5% 12/20/2044	12,703	12,832
Ginnie Mae II Pool 5.5% 12/20/2048	10,335	10,548
Ginnie Mae II Pool 5.5% 2/20/2054	905,427	905,717
Ginnie Mae II Pool 5.5% 6/20/2055	3,830,104	3,813,380
Ginnie Mae II Pool 5.5% 7/20/2054	385,132	384,654
Ginnie Mae II Pool 5.5% 8/20/2053	382,451	383,141
Ginnie Mae II Pool 5.5% 8/20/2054	1,486,124	1,484,279
Ginnie Mae II Pool 5.5% 8/20/2055	9,971,118	9,921,347
Ginnie Mae II Pool 5.5% 9/1/2056 (b)	18,875,000	18,750,829
Ginnie Mae II Pool 5.5% 9/20/2053	879,283	880,939
Ginnie Mae II Pool 6% 1/20/2055	1,732,868	1,764,637
Ginnie Mae II Pool 6% 10/1/2056 (b)	4,425,000	4,478,301
Ginnie Mae II Pool 6% 12/20/2054	1,925,094	1,960,387
Ginnie Mae II Pool 6% 3/20/2055	1,745,114	1,776,016
Ginnie Mae II Pool 6% 4/20/2055	2,248,788	2,288,609
Ginnie Mae II Pool 6% 9/1/2056 (b)	7,700,000	7,808,991
Ginnie Mae II Pool 6.5% 1/20/2055	794,942	822,003
Ginnie Mae II Pool 6.5% 5/20/2055	391,184	403,950
Ginnie Mae II Pool 6.5% 7/20/2053	252,078	261,230
Ginnie Mae II Pool 6.5% 7/20/2054	516,275	533,850
Ginnie Mae II Pool 6.5% 9/1/2056 (b)	3,925,000	4,045,532
Ginnie Mae II Pool 6.5% 9/20/2053	199,606	206,807
Uniform Mortgage Backed Securities 2% 10/1/2056 (b)	4,225,000	3,293,849
Uniform Mortgage Backed Securities 2% 9/1/2056 (b)	9,850,000	7,683,769
Uniform Mortgage Backed Securities 2.5% 9/1/2056 (b)	4,900,000	3,999,242
Uniform Mortgage Backed Securities 3% 9/1/2056 (b)	17,500,000	14,922,853
Uniform Mortgage Backed Securities 3.5% 9/1/2056 (b)	1,875,000	1,663,696
Uniform Mortgage Backed Securities 4% 9/1/2056 (b)	650,000	593,404
Uniform Mortgage Backed Securities 4.5% 9/1/2056 (b)	2,775,000	2,605,790
Uniform Mortgage Backed Securities 5% 9/1/2041 (b)	1,300,000	1,293,906
Uniform Mortgage Backed Securities 5% 9/1/2056 (b)	5,175,000	4,995,088
Uniform Mortgage Backed Securities 5.5% 9/1/2056 (b)	19,825,000	19,629,848
Uniform Mortgage Backed Securities 6% 9/1/2056 (b)	5,400,000	5,461,160
Uniform Mortgage Backed Securities 6.5% 9/1/2056 (b)	2,250,000	2,318,906
TOTAL UNITED STATES		1,020,872,082
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,073,134,220)		1,020,872,082

U.S. Government Agency Obligations - 0.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.3%
Financials - 0.3%
Financial Services - 0.3%
Fannie Mae 0.75% 10/8/2027	250,000	240,610
Fannie Mae 0.875% 8/5/2030	108,000	94,089
Fannie Mae 6.625% 11/15/2030	2,450,000	2,646,913
Federal Farm Credit Banks Funding Corp 1.4% 3/10/2028	2,230,000	2,132,468
Federal Farm Credit Banks Funding Corp 3.8% 4/5/2032	1,000,000	948,375
Federal Home Loan Bank 0.9% 2/26/2027	3,290,000	3,241,387
Federal Home Loan Bank 3.25% 6/9/2028	210,000	206,530
Federal Home Loan Bank 4.375% 9/8/2028	30,000	30,005
Federal Home Loan Bank 4.75% 3/10/2034	1,000,000	1,001,322
Freddie Mac Non Gold Pool 6.25% 7/15/2032	830,000	902,155
Freddie Mac Non Gold Pool 6.75% 3/15/2031	870,000	949,828
TOTAL FINANCIALS		12,393,682
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Tennessee Valley Authority 2.875% 2/1/2027	145,000	144,290
Tennessee Valley Authority 3.875% 8/1/2030	300,000	293,525
Tennessee Valley Authority 4.25% 9/15/2052	150,000	121,175
Tennessee Valley Authority 4.25% 9/15/2065	210,000	162,196
Tennessee Valley Authority 4.375% 8/1/2034	269,000	262,472
Tennessee Valley Authority 4.875% 5/15/2035	700,000	699,215
Tennessee Valley Authority 5.25% 2/1/2055	300,000	281,881
Tennessee Valley Authority 5.25% 9/15/2039	420,000	425,591
Tennessee Valley Authority 5.88% 4/1/2036	110,000	118,113
TOTAL UTILITIES		2,508,458
TOTAL UNITED STATES		14,902,140
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $15,529,951)		14,902,140

U.S. Treasury Obligations - 47.2%
	Yield (%) (i)	Principal Amount (a)	Value ($)
US Treasury Bonds 1.125% 5/15/2040	1.44	2,000	1,230
US Treasury Bonds 1.125% 8/15/2040	2.18	76,000	46,265
US Treasury Bonds 1.25% 5/15/2050	2.33	238,000	107,900
US Treasury Bonds 1.375% 11/15/2040	1.92 to 2.06	1,276,000	801,288
US Treasury Bonds 1.375% 8/15/2050	2.30 to 2.37	290,000	135,337
US Treasury Bonds 1.875% 11/15/2051	2.04 to 3.39	1,574,000	823,030
US Treasury Bonds 1.875% 2/15/2041	1.91 to 2.32	14,910,000	10,044,448
US Treasury Bonds 2% 2/15/2050	1.49 to 1.71	683,000	379,919
US Treasury Bonds 2% 8/15/2051	1.85 to 3.25	8,892,000	4,820,784
US Treasury Bonds 2.25% 5/15/2041	2.07 to 3.12	6,995,000	4,947,870
US Treasury Bonds 2.25% 8/15/2046	1.93	148,000	92,668
US Treasury Bonds 2.25% 8/15/2049	2.20 to 2.22	267,000	158,719
US Treasury Bonds 2.375% 11/15/2049	2.39	38,000	23,134
US Treasury Bonds 2.375% 5/15/2051	2.60 to 3.09	1,245,000	742,574
US Treasury Bonds 2.5% 2/15/2046	1.27	329,000	218,065
US Treasury Bonds 2.5% 5/15/2046	3.05	122,000	80,549
US Treasury Bonds 2.75% 11/15/2042	1.27 to 2.83	329,000	241,815
US Treasury Bonds 2.75% 11/15/2047	3.32 to 3.37	157,000	106,184
US Treasury Bonds 2.75% 8/15/2047	3.10 to 3.18	177,000	120,111
US Treasury Bonds 2.875% 11/15/2046	2.33 to 3.19	359,000	251,847
US Treasury Bonds 2.875% 5/15/2049	2.23 to 2.58	361,000	245,579
US Treasury Bonds 2.875% 5/15/2052	2.94 to 3.20	2,960,000	1,953,600
US Treasury Bonds 2.875% 8/15/2045	2.82 to 2.91	268,000	191,306
US Treasury Bonds 3% 11/15/2044	2.28 to 3.31	264,000	194,607
US Treasury Bonds 3% 11/15/2045	3.08 to 3.17	76,000	55,237
US Treasury Bonds 3% 2/15/2047	3.00	83,000	59,345
US Treasury Bonds 3% 2/15/2048	3.07	121,000	85,461
US Treasury Bonds 3% 2/15/2049	2.52 to 2.57	264,000	184,439
US Treasury Bonds 3% 5/15/2042	1.10 to 3.04	238,000	183,306
US Treasury Bonds 3% 5/15/2047	2.77 to 4.98	1,607,000	1,145,552
US Treasury Bonds 3% 8/15/2048	3.07 to 3.39	188,000	132,041
US Treasury Bonds 3% 8/15/2052	3.59 to 4.15	7,670,000	5,186,538
US Treasury Bonds 3.125% 11/15/2041	2.27 to 2.52	229,000	181,393
US Treasury Bonds 3.125% 2/15/2042	1.10 to 2.95	264,000	207,962
US Treasury Bonds 3.125% 5/15/2048	3.13	48,000	34,592
US Treasury Bonds 3.25% 5/15/2042	3.21 to 4.49	6,160,000	4,911,397
US Treasury Bonds 3.375% 11/15/2048	3.25	68,000	51,000
US Treasury Bonds 3.375% 5/15/2044	3.04 to 3.33	186,000	146,402
US Treasury Bonds 3.625% 2/15/2053	3.66 to 4.11	9,520,000	7,266,809
US Treasury Bonds 3.625% 5/15/2053	3.83 to 4.23	6,910,000	5,269,955
US Treasury Bonds 3.625% 8/15/2043	2.54	86,000	70,806
US Treasury Bonds 3.75% 11/15/2043	3.17	94,000	78,512
US Treasury Bonds 3.75% 8/15/2041	2.47 to 2.94	225,000	193,992
US Treasury Bonds 3.875% 2/15/2043	3.76 to 4.59	10,190,000	8,730,362
US Treasury Bonds 3.875% 5/15/2043	4.02 to 4.24	7,160,000	6,115,088
US Treasury Bonds 3.875% 8/15/2040	2.12	126,000	111,889
US Treasury Bonds 4% 11/15/2042	3.79 to 4.13	10,370,000	9,054,711
US Treasury Bonds 4% 11/15/2052	3.60 to 3.88	6,250,000	5,108,398
US Treasury Bonds 4.125% 8/15/2044	4.11 to 4.89	19,240,000	16,785,397
US Treasury Bonds 4.125% 8/15/2053	4.20 to 5.03	4,510,000	3,762,327
US Treasury Bonds 4.25% 2/15/2054	4.27 to 4.79	29,973,000	25,522,712
US Treasury Bonds 4.25% 8/15/2054	4.02 to 4.48	17,950,000	15,284,846
US Treasury Bonds 4.375% 11/15/2039	3.18	5,000	4,724
US Treasury Bonds 4.375% 2/15/2038	2.97 to 3.10	81,000	78,377
US Treasury Bonds 4.375% 5/15/2041	2.97	433,000	402,961
US Treasury Bonds 4.375% 8/15/2043	4.41 to 5.07	4,130,000	3,753,138
US Treasury Bonds 4.5% 11/15/2054	4.37 to 4.84	10,730,000	9,528,743
US Treasury Bonds 4.5% 2/15/2044	4.36 to 4.85	34,995,000	32,181,730
US Treasury Bonds 4.5% 5/15/2038	3.16	69,000	67,264
US Treasury Bonds 4.625% 11/15/2044	4.86 to 4.90	4,350,000	4,045,160
US Treasury Bonds 4.625% 11/15/2045	4.63 to 5.22	29,274,000	27,096,746
US Treasury Bonds 4.625% 11/15/2055	4.67 to 4.89	15,370,000	13,933,866
US Treasury Bonds 4.625% 2/15/2046	4.57 to 5.10	32,770,000	30,302,009
US Treasury Bonds 4.625% 2/15/2055	4.69 to 4.83	5,390,000	4,885,319
US Treasury Bonds 4.625% 5/15/2044	4.47 to 4.76	8,980,000	8,375,253
US Treasury Bonds 4.625% 5/15/2054	4.34 to 4.68	8,840,000	8,013,322
US Treasury Bonds 4.75% 11/15/2043	4.22 to 4.70	18,010,000	17,116,535
US Treasury Bonds 4.75% 2/15/2056	4.63 to 5.03	17,090,000	15,824,272
US Treasury Bonds 4.75% 5/15/2055	4.79 to 5.00	18,530,000	17,136,631
US Treasury Bonds 4.75% 8/15/2055	4.67 to 4.92	11,850,000	10,961,713
US Treasury Bonds 4.875% 8/15/2045	4.64 to 4.92	21,200,000	20,282,438
US Treasury Bonds 5% 5/15/2037	2.94	391,000	400,393
US Treasury Bonds 5% 5/15/2045	4.79 to 5.05	24,500,000	23,828,164
US Treasury Bonds 5% 5/15/2046	4.94 to 5.26	24,000,000	23,291,250
US Treasury Bonds 5% 5/15/2056	4.93 to 5.25	14,060,000	13,550,325
US Treasury Bonds 5.125% 8/15/2046	5.15 to 5.24	7,870,000	7,761,788
US Treasury Bonds 5.125% 8/15/2056	5.21 to 5.24	5,420,000	5,327,691
US Treasury Notes 0.375% 9/30/2027	0.54 to 0.73	3,744,000	3,592,771
US Treasury Notes 0.5% 6/30/2027	0.48 to 0.49	856,000	830,683
US Treasury Notes 0.5% 8/31/2027	0.46 to 1.19	2,377,000	2,291,577
US Treasury Notes 0.625% 11/30/2027	0.63 to 0.76	2,407,000	2,301,130
US Treasury Notes 0.625% 12/31/2027	0.76 to 0.84	1,696,000	1,616,102
US Treasury Notes 0.625% 8/15/2030	1.55 to 1.70	644,000	555,148
US Treasury Notes 0.75% 1/31/2028	0.79 to 1.00	4,807,000	4,574,912
US Treasury Notes 1.125% 2/29/2028	1.28 to 1.37	5,030,000	4,799,524
US Treasury Notes 1.125% 8/31/2028	1.07 to 1.42	5,215,000	4,896,600
US Treasury Notes 1.25% 3/31/2028	1.23 to 1.34	4,619,000	4,404,469
US Treasury Notes 1.25% 4/30/2028	1.23 to 1.29	3,357,000	3,192,559
US Treasury Notes 1.25% 5/31/2028	1.24	2,807,000	2,662,703
US Treasury Notes 1.25% 6/30/2028	0.99 to 1.02	3,624,000	3,428,785
US Treasury Notes 1.25% 8/15/2031	3.02 to 3.09	3,247,000	2,780,751
US Treasury Notes 1.25% 9/30/2028	1.34 to 1.44	2,821,000	2,648,434
US Treasury Notes 1.375% 10/31/2028	1.45 to 2.02	7,420,000	6,966,684
US Treasury Notes 1.375% 12/31/2028	1.71 to 2.71	2,240,000	2,092,387
US Treasury Notes 1.5% 11/30/2028	1.77 to 1.79	1,062,000	997,367
US Treasury Notes 1.5% 2/15/2030	1.62	724,000	656,549
US Treasury Notes 1.625% 5/15/2031	3.75	9,580,000	8,424,413
US Treasury Notes 1.625% 8/15/2029	0.69 to 1.93	2,954,000	2,729,796
US Treasury Notes 1.75% 1/31/2029	1.86 to 2.36	4,210,000	3,958,222
US Treasury Notes 1.875% 2/28/2029	3.07	820,000	771,825
US Treasury Notes 2.25% 11/15/2027	3.19	255,000	248,974
US Treasury Notes 2.25% 8/15/2027	2.66 to 3.05	1,371,000	1,345,883
US Treasury Notes 2.375% 5/15/2029	1.88 to 2.12	473,000	448,870
US Treasury Notes 2.625% 2/15/2029	1.60 to 2.72	1,038,000	995,791
US Treasury Notes 2.625% 7/31/2029	2.87 to 3.15	13,410,000	12,762,548
US Treasury Notes 2.75% 2/15/2028	1.53 to 3.24	629,000	615,314
US Treasury Notes 2.75% 8/15/2032	3.10 to 4.02	13,225,000	11,983,606
US Treasury Notes 2.875% 4/30/2029	3.03	290,000	279,012
US Treasury Notes 2.875% 5/15/2028	2.48 to 2.72	231,000	225,523
US Treasury Notes 2.875% 8/15/2028	1.32 to 2.86	1,186,000	1,153,524
US Treasury Notes 3.125% 11/15/2028	1.98 to 3.01	331,000	322,415
US Treasury Notes 3.125% 8/31/2027	3.27 to 3.69	3,090,000	3,057,338
US Treasury Notes 3.125% 8/31/2029	3.21 to 3.61	2,250,000	2,169,492
US Treasury Notes 3.25% 6/30/2027	2.89 to 3.15	3,320,000	3,295,132
US Treasury Notes 3.25% 6/30/2029	2.70 to 3.02	1,750,000	1,696,680
US Treasury Notes 3.375% 5/15/2033	3.96	960,000	892,350
US Treasury Notes 3.375% 9/15/2027	3.56	3,650,000	3,619,249
US Treasury Notes 3.375% 9/15/2028	3.62	8,810,000	8,643,092
US Treasury Notes 3.5% 1/15/2029	3.56 to 3.66	38,840,000	38,075,339
US Treasury Notes 3.5% 1/31/2028	3.77	1,220,000	1,206,609
US Treasury Notes 3.5% 1/31/2030	3.51 to 4.07	5,650,000	5,481,824
US Treasury Notes 3.5% 10/15/2028	3.48 to 3.60	33,130,000	32,555,402
US Treasury Notes 3.5% 10/31/2027	4.09	21,340,000	21,153,275
US Treasury Notes 3.5% 11/15/2028	3.49 to 3.50	16,240,000	15,945,650
US Treasury Notes 3.5% 11/30/2030	3.60 to 4.40	1,427,000	1,373,320
US Treasury Notes 3.5% 12/15/2028	3.53 to 3.56	26,240,000	25,744,925
US Treasury Notes 3.5% 2/15/2029	3.55	16,000,000	15,671,875
US Treasury Notes 3.5% 2/15/2033	3.75 to 4.06	7,830,000	7,354,695
US Treasury Notes 3.5% 2/28/2031	3.52 to 3.68	7,280,000	6,992,213
US Treasury Notes 3.5% 3/15/2029	3.81 to 3.82	16,930,000	16,575,528
US Treasury Notes 3.5% 4/30/2028	3.41 to 4.02	4,370,000	4,312,132
US Treasury Notes 3.5% 4/30/2030	3.71 to 4.70	7,080,000	6,854,325
US Treasury Notes 3.5% 9/30/2027	4.00	8,381,300	8,316,408
US Treasury Notes 3.5% 9/30/2029	3.57	1,460,000	1,421,732
US Treasury Notes 3.625% 10/31/2030	3.71	5,320,000	5,149,386
US Treasury Notes 3.625% 12/31/2030	3.71	7,320,000	7,074,952
US Treasury Notes 3.625% 3/31/2028	3.51 to 3.58	2,180,000	2,156,838
US Treasury Notes 3.625% 3/31/2030	3.55	410,000	398,869
US Treasury Notes 3.625% 5/31/2028	3.74 to 4.11	13,510,000	13,348,513
US Treasury Notes 3.625% 8/15/2028	3.61 to 3.68	28,410,000	28,028,241
US Treasury Notes 3.625% 8/31/2027	3.99	11,759,000	11,692,304
US Treasury Notes 3.625% 8/31/2029	3.71	5,210,000	5,095,217
US Treasury Notes 3.625% 8/31/2030	3.69	2,690,000	2,607,514
US Treasury Notes 3.625% 9/30/2031	3.66 to 4.15	9,740,000	9,350,400
US Treasury Notes 3.75% 1/31/2031	3.80	6,800,000	6,601,047
US Treasury Notes 3.75% 10/31/2032	3.78 to 3.90	22,450,000	21,461,674
US Treasury Notes 3.75% 11/30/2032	3.82 to 3.90	8,830,000	8,436,099
US Treasury Notes 3.75% 12/31/2028	3.84 to 4.06	8,390,000	8,274,310
US Treasury Notes 3.75% 12/31/2030	4.09 to 4.11	3,600,000	3,496,500
US Treasury Notes 3.75% 2/28/2033	3.87 to 4.15	7,390,000	7,045,614
US Treasury Notes 3.75% 4/15/2028	3.58 to 3.82	18,850,000	18,679,908
US Treasury Notes 3.75% 5/15/2028	3.85 to 4.00	24,210,000	23,979,248
US Treasury Notes 3.75% 5/31/2030	3.92 to 4.23	1,860,000	1,814,880
US Treasury Notes 3.75% 6/30/2027	3.83	20,040,000	19,971,739
US Treasury Notes 3.75% 6/30/2030	3.86 to 4.23	6,970,000	6,796,022
US Treasury Notes 3.75% 8/31/2031	3.63	2,030,000	1,961,408
US Treasury Notes 3.875% 10/15/2027	4.14 to 4.16	9,620,000	9,579,791
US Treasury Notes 3.875% 11/30/2029	3.45 to 3.80	3,970,000	3,903,471
US Treasury Notes 3.875% 12/31/2029	3.58 to 4.05	5,560,000	5,463,352
US Treasury Notes 3.875% 12/31/2032	3.92 to 4.04	18,700,000	17,978,297
US Treasury Notes 3.875% 3/15/2028	3.88	9,070,000	9,010,832
US Treasury Notes 3.875% 3/31/2031	3.95	10,480,000	10,216,363
US Treasury Notes 3.875% 4/15/2029	3.91 to 3.98	32,810,000	32,392,185
US Treasury Notes 3.875% 4/30/2030	3.72 to 4.11	15,380,000	15,083,815
US Treasury Notes 3.875% 4/30/2031	4.02 to 4.07	13,790,000	13,437,170
US Treasury Notes 3.875% 5/15/2029	4.04 to 4.18	34,440,000	33,987,975
US Treasury Notes 3.875% 6/15/2028	3.68 to 3.86	23,390,000	23,203,611
US Treasury Notes 3.875% 6/30/2030	3.79 to 3.96	12,400,000	12,146,672
US Treasury Notes 3.875% 7/15/2028	3.84 to 3.88	19,150,000	18,989,170
US Treasury Notes 3.875% 7/31/2030	3.95	6,940,000	6,794,965
US Treasury Notes 3.875% 8/15/2033	4.27 to 4.71	4,340,000	4,148,769
US Treasury Notes 3.875% 8/31/2032	3.97	1,030,000	993,145
US Treasury Notes 3.875% 9/30/2029	3.96 to 4.11	5,080,000	5,001,220
US Treasury Notes 3.875% 9/30/2032	3.93	8,420,000	8,112,144
US Treasury Notes 4% 1/31/2029	3.87 to 4.22	11,640,000	11,537,695
US Treasury Notes 4% 1/31/2031	3.91 to 4.34	9,240,000	9,059,892
US Treasury Notes 4% 1/31/2033	3.71 to 3.96	17,320,000	16,757,100
US Treasury Notes 4% 10/31/2029	3.73 to 4.14	10,290,000	10,160,973
US Treasury Notes 4% 11/15/2035	4.02 to 4.26	4,330,000	4,096,924
US Treasury Notes 4% 12/15/2027	4.22 to 4.32	32,340,000	32,223,778
US Treasury Notes 4% 2/15/2034	4.35 to 4.69	6,580,000	6,314,744
US Treasury Notes 4% 2/29/2028	4.17	3,620,000	3,603,597
US Treasury Notes 4% 3/31/2030	3.95	8,710,000	8,582,412
US Treasury Notes 4% 4/30/2032	3.93 to 4.29	23,490,000	22,857,789
US Treasury Notes 4% 5/31/2030	3.95 to 3.96	21,070,000	20,741,604
US Treasury Notes 4% 6/30/2028	4.01 to 4.25	9,110,000	9,056,265
US Treasury Notes 4% 6/30/2032	3.99 to 4.18	11,460,000	11,138,135
US Treasury Notes 4% 7/31/2029	3.94	4,650,000	4,598,051
US Treasury Notes 4% 7/31/2030	4.38	1,020,000	1,003,106
US Treasury Notes 4% 7/31/2032	3.92 to 4.14	18,350,000	17,821,721
US Treasury Notes 4.125% 10/31/2027	4.25	1,580,000	1,577,346
US Treasury Notes 4.125% 10/31/2029	4.15 to 4.31	13,400,000	13,280,133
US Treasury Notes 4.125% 10/31/2031	4.13 to 4.38	13,820,000	13,572,212
US Treasury Notes 4.125% 11/15/2027	4.11 to 4.20	21,290,000	21,250,081
US Treasury Notes 4.125% 11/15/2032	3.36 to 3.95	9,650,000	9,415,912
US Treasury Notes 4.125% 11/30/2029	4.08 to 4.44	10,860,000	10,759,884
US Treasury Notes 4.125% 11/30/2031	4.08 to 4.32	6,970,000	6,841,491
US Treasury Notes 4.125% 2/15/2036	3.96 to 4.54	47,861,000	45,654,908
US Treasury Notes 4.125% 2/29/2032	4.10 to 4.12	10,110,000	9,910,959
US Treasury Notes 4.125% 3/31/2029	4.20 to 4.66	12,990,000	12,907,798
US Treasury Notes 4.125% 3/31/2031	4.43 to 4.66	8,030,000	7,908,609
US Treasury Notes 4.125% 3/31/2032	4.08 to 4.11	6,630,000	6,495,846
US Treasury Notes 4.125% 4/30/2033	4.21 to 4.39	36,030,000	35,050,435
US Treasury Notes 4.125% 5/31/2031	4.14 to 4.26	17,640,000	17,362,308
US Treasury Notes 4.125% 5/31/2032	4.13 to 4.29	5,800,000	5,676,297
US Treasury Notes 4.125% 6/15/2029	4.15	17,110,000	16,985,685
US Treasury Notes 4.125% 6/30/2031	4.21	4,646,000	4,571,591
US Treasury Notes 4.125% 7/15/2029	4.33 to 4.37	24,290,000	24,105,927
US Treasury Notes 4.125% 7/31/2031	3.68 to 3.96	15,070,000	14,816,282
US Treasury Notes 4.25% 1/15/2028	4.24 to 4.28	7,830,000	7,823,577
US Treasury Notes 4.25% 1/31/2030	4.33	10,630,000	10,564,393
US Treasury Notes 4.25% 11/15/2034	4.15 to 4.58	16,370,000	15,889,131
US Treasury Notes 4.25% 2/15/2028	3.98 to 4.08	22,760,000	22,739,552
US Treasury Notes 4.25% 2/28/2029	4.20 to 4.24	7,430,000	7,407,942
US Treasury Notes 4.25% 2/28/2031	4.21 to 4.27	6,710,000	6,645,521
US Treasury Notes 4.25% 3/31/2033	4.03 to 4.26	11,800,000	11,571,836
US Treasury Notes 4.25% 5/31/2033	4.31 to 4.39	7,500,000	7,347,070
US Treasury Notes 4.25% 6/30/2029	4.34	4,530,000	4,511,243
US Treasury Notes 4.25% 6/30/2031	4.09 to 4.23	6,210,000	6,142,321
US Treasury Notes 4.25% 6/30/2033	4.31	11,760,000	11,517,450
US Treasury Notes 4.25% 8/15/2029	4.28 to 4.40	23,290,000	23,191,745
US Treasury Notes 4.25% 8/15/2035	4.27	730,000	705,391
US Treasury Notes 4.375% 1/31/2032	4.44	4,670,000	4,634,245
US Treasury Notes 4.375% 11/30/2028	3.79 to 4.29	6,830,000	6,830,534
US Treasury Notes 4.375% 11/30/2030	3.87 to 4.36	8,470,000	8,435,591
US Treasury Notes 4.375% 12/31/2029	4.33 to 4.41	9,890,000	9,872,229
US Treasury Notes 4.375% 5/15/2034	4.06 to 4.49	8,680,000	8,524,031
US Treasury Notes 4.375% 5/15/2036	4.44 to 4.71	10,637,000	10,334,510
US Treasury Notes 4.375% 7/31/2031	4.32 to 4.42	13,170,000	13,096,948
US Treasury Notes 4.375% 7/31/2033	4.46 to 4.57	19,190,000	18,920,141
US Treasury Notes 4.375% 8/31/2031	4.49	13,580,000	13,506,795
US Treasury Notes 4.5% 12/31/2031	4.43 to 4.70	14,380,000	14,363,148
US Treasury Notes 4.5% 5/31/2029	4.49	990,000	992,475
US Treasury Notes 4.5% 8/31/2033	4.60 to 4.61	10,870,000	10,798,666
US Treasury Notes 4.625% 2/15/2035	4.16 to 4.31	18,370,000	18,281,738
US Treasury Notes 4.625% 4/30/2029	4.72	5,660,000	5,692,722
US Treasury Notes 4.625% 4/30/2031	4.49 to 4.71	8,070,000	8,113,187
US Treasury Notes 4.625% 5/31/2031	4.25 to 4.49	10,900,000	10,956,203
US Treasury Notes 4.625% 8/15/2036	4.75	8,740,000	8,655,331
US Treasury Notes 4.625% 9/30/2028	4.60 to 4.68	3,820,000	3,839,995
US Treasury Notes 4.75% 2/15/2045	4.59 to 4.96	17,470,000	16,486,630
US Treasury Notes 4.875% 10/31/2028	4.65 to 4.82	3,722,000	3,760,674
US Treasury Notes 4.875% 10/31/2030	4.36 to 4.89	7,650,000	7,765,049
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,102,968,730)			2,026,241,680

Money Market Funds - 1.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j) (Cost $47,712,969)	3.69	47,704,256	47,713,796

TOTAL INVESTMENT IN SECURITIES - 102.5% (Cost $4,607,588,658)	4,405,767,958
NET OTHER ASSETS (LIABILITIES) - (2.5)%	(109,845,458)
NET ASSETS - 100.0%	4,295,922,500

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 5.5% 9/1/2056	(12,900,000)	(12,815,136)
Ginnie Mae II Pool 6% 9/1/2056	(4,425,000)	(4,487,635)
Uniform Mortgage Backed Securities 2% 9/1/2056	(7,325,000)	(5,714,072)
Uniform Mortgage Backed Securities 2.5% 9/1/2056	(1,050,000)	(856,981)
Uniform Mortgage Backed Securities 3% 9/1/2056	(6,925,000)	(5,905,186)
Uniform Mortgage Backed Securities 3.5% 9/1/2056	(850,000)	(754,208)
Uniform Mortgage Backed Securities 4.5% 9/1/2056	(2,050,000)	(1,924,998)
Uniform Mortgage Backed Securities 5% 9/1/2041	(1,300,000)	(1,293,906)
Uniform Mortgage Backed Securities 5% 9/1/2056	(3,700,000)	(3,571,367)
Uniform Mortgage Backed Securities 5.5% 9/1/2056	(3,275,000)	(3,242,762)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(40,566,251)

TOTAL TBA SALE COMMITMENTS (Proceeds $40,663,286)		(40,566,251)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c)	Security is perpetual in nature with no stated maturity date.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,962,655 or 0.2% of net assets.

(f)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(h)	Zero coupon bond which is issued at a discount.
(i)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	35,589,876	763,236,295	751,111,625	1,321,397	(1,577)	827	47,713,796	47,704,256
	35,589,876	763,236,295	751,111,625	1,321,397	(1,577)	827	47,713,796

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	21,635,282	-	21,635,282	-

Bank Notes
Financials	6,250,308	-	6,250,308	-

Commercial Mortgage Securities	54,079,895	-	54,079,895	-

Foreign Government and Government Agency Obligations	50,899,559	-	50,899,559	-

Municipal Securities
Education	598,659	-	598,659	-
Electric Utilities	598,643	-	598,643	-
General Obligations	5,571,772	-	5,571,772	-
Health Care	619,273	-	619,273	-
Special Tax	755,206	-	755,206	-
Transportation	2,057,282	-	2,057,282	-
Water & Sewer	281,430	-	281,430	-

Non-Convertible Corporate Bonds
Communication Services	89,022,511	-	89,022,511	-
Consumer Discretionary	60,446,785	-	60,446,785	-
Consumer Staples	66,974,254	-	66,974,254	-
Energy	77,170,651	-	77,170,651	-
Financials	398,777,606	-	398,777,606	-
Health Care	127,590,698	-	127,590,698	-
Industrials	72,574,278	-	72,574,278	-
Information Technology	84,750,449	-	84,750,449	-
Materials	30,754,340	-	30,754,340	-
Real Estate	39,981,079	-	39,981,079	-
Utilities	104,426,017	-	104,426,017	-

Preferred Securities
Energy	222,283	-	222,283	-

U.S. Government Agency - Mortgage Securities	1,020,872,082	-	1,020,872,082	-

U.S. Government Agency Obligations
Financials	12,393,682	-	12,393,682	-
Utilities	2,508,458	-	2,508,458	-

U.S. Treasury Obligations	2,026,241,680	-	2,026,241,680	-

Money Market Funds	47,713,796	47,713,796	-	-
Total Investments in Securities:	4,405,767,958	47,713,796	4,358,054,162	-
Other Financial Instruments:

TBA Sale Commitments	(40,566,251)	-	(40,566,251)	-
Total Other Financial Instruments:	(40,566,251)	-	(40,566,251)	-
Financial Statements

Statement of Assets and Liabilities

As of August 31, 2026
Assets
Investments in securities, at value - unaffiliated issuers	$4,358,054,162
Investments in securities, at value - affiliated issuers	47,713,796
Foreign currency held at value	457
Receivable for investments sold	17,434,203
Receivable for TBA sale commitments	40,663,286
Receivable for fund shares sold	7,209,306
Interest receivable	35,905,150
Distributions receivable from affiliated funds	137,955
Total assets	4,507,118,315
Liabilities
Payable for investments purchased	54,354,669
Payable for investments purchased, delayed delivery	112,936,204
TBA sale commitments, at value	40,566,251
Payable for fund shares redeemed	3,288,348
Distributions payable	50,147
Other payables and accrued expenses	196
Total liabilities	211,195,815
Net Assets	$4,295,922,500
Net assets consist of:
Paid in capital	4,536,110,615
Total accumulated earnings (loss)	(240,188,115)
Net Assets	$4,295,922,500

Net Asset Value and Maximum Offering
Net Asset Value, offering price and redemption price per share ($4,295,922,500/478,449,875 shares)	$8.98

Other Information
Unaffiliated issuers, cost	4,559,875,689
Affiliated issuers, cost	47,712,969
Foreign currency holdings, cost	448
Statement of Operations

Year ended August 31, 2026

Investment Income
Dividends - unaffiliated issuers	$13,544
Dividends - affiliated issuers	1,321,397
Interest	157,389,675
Total investment income	158,724,616
Expenses
Independent trustees' fees and expenses	7,771
Total expenses	7,771
Expense reductions	(5,436)
Total expenses after reductions	2,335
Net investment income (loss)	158,722,281
Net realized gain (loss)
Investments - unaffiliated issuers	(2,548,602)
Investments - affiliated issuers	(1,577)
Foreign currency transactions	1
Net realized gain (loss)	(2,550,178)
Change in net unrealized appreciation (depreciation)
Investments - unaffiliated issuers	(100,239,088)
Investments - affiliated issuers	827
Assets and liabilities in foreign currencies	9
TBA sale commitments	241,426
Total change in net unrealized appreciation (depreciation)	(99,996,826)
Net gain (loss)	(102,547,004)
Net increase (decrease) in net assets resulting from operations	$56,175,277

Statement of Changes in Net Assets
	Year ended August 31, 2026	Year ended August 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$158,722,281	$111,721,618
Net realized gain (loss)	(2,550,178)	(13,887,187)
Change in net unrealized appreciation (depreciation)	(99,996,826)	(3,987,306)
Net increase (decrease) in net assets resulting from operations	$56,175,277	$93,847,125
Distributions to shareholders
Distributions to shareholders	(153,157,901)	(105,107,626)
Total distributions	(153,157,901)	(105,107,626)
Net increase (decrease) in net assets resulting from share transactions	1,223,477,344	767,741,102
Total increase (decrease) in net assets	1,126,494,720	756,480,601
Net Assets
Beginning of period	3,169,427,780	2,412,947,179
End of period	$4,295,922,500	$3,169,427,780
Financial Highlights
Fidelity Flex® U.S. Bond Index Fund

Years ended August 31,	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$9.18	$9.25	$8.93	$9.29	$10.68
Income from Investment Operations
Net investment income (loss) A, B	.39	.37	.34	.27	.18
Net realized and unrealized gain (loss)	(.21)	(.09)	.29	(.38)	(1.40)
Total from investment operations	.18	.28	.63	(.11)	(1.22)
Distributions
Distributions from net investment income	(.38)	(.35)	(.31)	(.25)	(.17)
Total distributions	(.38)	(.35)	(.31)	(.25)	(.17)
Net asset value, end of period	$8.98	$9.18	$9.25	$8.93	$9.29
Total Return C	1.92%	3.13%	7.21%	(1.22)%	(11.49)%
Ratios and Supplemental Data B, D, E
Ratio of expenses to average net assets before reductions	-% F	-% F	-% F	.01%	-% F
Ratio of expenses to average net assets net of fee waivers, if any	-% F	-% F	-% F	-% F	-% F
Ratio of expenses to average net assets net of all reductions, if any	-% F	-% F	-% F	-% F	-% F
Ratio of net investment income (loss) to average net assets	4.26%	4.11%	3.74%	2.95%	1.81%
Net assets, end of period	$4,295,922,500	$3,169,427,780	$2,412,947,179	$1,711,584,844	$1,315,373,826
Portfolio turnover rate G	69%	68%	65%	49%	55%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FAmount represents less than .005%.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended August 31, 2026

  1. Organization.
Fidelity Flex® U.S. Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund is available only to certain fee-based accounts and advisory programs offered by Fidelity.

  2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations, Bank Notes, Foreign Government and Government Agency Obligations, Municipal Securities, Non-Convertible Corporate Bonds, Preferred Securities and U.S. Government Agency Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset-Backed Securities, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities  may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For any foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees.

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of period end is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day.

Gains and losses on securities sold are determined on the basis of identified cost.

Dividend income for domestic securities is recorded on the ex-dividend date. Certain dividends from any foreign securities where the ex-dividend date may have passed are recorded as soon as a fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

As of August 31, 2026, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences may result in distribution reclassifications.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to: capital loss carryforwards, foreign currency transactions, market discount, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

	Tax Cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation) ($)
Fidelity Flex® U.S. Bond Index Fund	4,592,595,203	12,914,242	(199,644,452)	(186,730,210)

The tax-based components of distributable earnings as of period end were as follows:

	Undistributed ordinary income ($)	Capital loss carryforward ($)	Net unrealized appreciation (depreciation) on securities and other investments ($)
Fidelity Flex® U.S. Bond Index Fund	1,770,487	(55,228,401)	(186,730,201)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity Flex® U.S. Bond Index Fund	(14,128,660)	(41,099,741)	(55,228,401)

The tax character of distributions paid was as follows:

August 31, 2026
	Ordinary Income ($)	Total ($)
Fidelity Flex® U.S. Bond Index Fund	153,157,901	153,157,901

August 31, 2025
	Ordinary Income ($)	Total ($)
Fidelity Flex® U.S. Bond Index Fund	105,107,626	105,107,626

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The value of these commitments and proceeds to be received at contractual settlement date are reflected in the Statement of Assets and Liabilities as "TBA sale commitments, at value" and "Receivable for TBA sale commitments," respectively. A fund realizes a gain or loss on settlement, either through the acquisition of an offsetting TBA purchase commitment on or before the sale commitment date, or by delivery of the securities under the commitment.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

  3. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities, and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Flex® U.S. Bond Index Fund	1,616,281,889	1,224,132,794

  4. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provides the Fund with investment management related services.

The Fund does not pay a management fee for these services.

Under the management contract, the investment adviser or an affiliate pays all other operating expenses, except fees and expenses of the independent Trustees, and certain other expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

  5. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit.

The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

  6. Expense Reductions.
Through arrangements with the custodian, credits realized as a result of certain uninvested cash balances were used to reduce expenses. All of the applicable credits are presented in the table below.

Custodian Credits ($)
Fidelity Flex® U.S. Bond Index Fund	5,436

  7. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended ($)	Year ended ($)
	August 31, 2026	August 31, 2025
Fidelity Flex® U.S. Bond Index Fund
Fidelity Flex® U.S. Bond Index Fund	153,157,901	105,107,626
Total	153,157,901	105,107,626

  8. Share Transactions.
Share transactions were as follows and may contain in kind transactions, automatic conversions between classes or exchanges between affiliated funds as applicable:

	Shares	Shares	Dollars	Dollars
	Year ended	Year ended	Year ended ($)	Year ended ($)
	August 31, 2026	August 31, 2025	August 31, 2026	August 31, 2025

Fidelity Flex® U.S. Bond Index Fund
Shares sold	195,196,985	149,088,412	1,792,059,073	1,355,305,856
Reinvestment of distributions	16,660,425	11,517,360	152,796,842	105,062,649
Shares redeemed	(78,556,932)	(76,209,611)	(721,378,571)	(692,627,403)
Net increase (decrease)	133,300,478	84,396,161	1,223,477,344	767,741,102

  9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

  10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Flex U.S. Bond Index Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Flex U.S. Bond Index Fund (one of the funds constituting Fidelity Salem Street Trust, referred to hereafter as the "Fund") as of August 31, 2026, the related statement of operations for the year ended August 31, 2026, the statement of changes in net assets for each of the two years in the period ended August 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2026 and the financial highlights for each of the five years in the period ended August 31, 2026 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 13, 2026

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 45.54% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $113,029,926 of distributions paid in the calendar year 2025 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates $153,157,901 of distributions paid during the fiscal year ended 2026 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in the first quarter of 2027 of amounts for use in preparing 2026 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9881611.109
ZUB-ANN-1026
Fidelity® Series Bond Index Fund

Annual Report
August 31, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
"BLOOMBERG ®" and the Bloomberg indices listed herein (the "Indices") are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited ("BISL"), the administrator of the Indices (collectively, "Bloomberg") and have been licensed for use for certain purposes by Fidelity. Bloomberg is not affiliated with Fidelity, and Bloomberg does not approve, endorse, review, or recommend the fund. Bloomberg does not guarantee the timeliness, accuracy, or completeness of any data or information relating to the fund.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Series Bond Index Fund
Schedule of Investments August 31, 2026
Showing Percentage of Net Assets
Asset-Backed Securities - 0.6%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.6%
Ally Auto Receivables Trust Series 2025-1 Class A3, 3.96% 3/15/2030	2,840,000	2,825,120
American Express Credit Account Master Trust Series 2023-4 Class A, 5.15% 9/16/2030	2,000,000	2,022,760
BMW Vehicle Lease Trust Series 2025-2 Class A3, 3.97% 9/25/2028	3,620,000	3,606,165
BMW Vehicle Owner Trust Series 2025-A Class A3, 4.56% 9/25/2029	1,679,196	1,681,366
Capital One Multi-Asset Execution Trust Series 2021-A2 Class A2, 1.39% 7/15/2030	4,200,000	3,963,365
Capital One Multi-Asset Execution Trust Series 2025-A3 Class A, 4.65% 10/15/2037	3,430,000	3,301,244
Capital One Prime Auto Receivables Trust Series 2023-1 Class A3, 4.87% 2/15/2028	150,053	150,170
Capital One Prime Auto Receivables Trust Series 2025-1 Class A3, 3.85% 7/15/2030	6,500,000	6,438,290
CarMax Auto Owner Trust Series 2023-2 Class A3, 5.05% 1/18/2028	734,777	735,492
CarMax Auto Owner Trust Series 2024-4 Class A3, 4.6% 10/15/2029	8,034,732	8,045,815
CarMax Auto Owner Trust Series 2025-1 Class A3, 4.84% 1/15/2030	2,260,000	2,267,933
Carmax Auto Owner Trust Series 2025-4 Class A3, 3.97% 12/16/2030	6,450,000	6,379,138
Carmax Auto Owner Trust Series 2026-3 Class A3, 4.6% 9/15/2031	7,000,000	6,992,576
Carmax Select Receivables Trust Series 2026-A Class A3, 3.99% 5/17/2032	895,000	883,561
Carmax Select Receivables Trust Series 2026-B Class A3, 4.64% 12/16/2030	1,240,000	1,237,875
Carvana Auto Receivables Trust Series 2025-P3 Class A3, 4.04% 11/11/2030	3,085,000	3,059,219
Chase Issuance Trust Series 2023-A2 Class A, 5.08% 9/15/2030	7,000,000	7,070,848
Citibank Credit Card Issuance Trust Series 2007-A3 Class A3, 6.15% 6/15/2039	10,700,000	11,403,123
Citibank Credit Card Issuance Trust Series 2018-A7 Class A7, 3.96% 10/13/2030	2,750,000	2,713,967
ESART Series 2025-5A Class A3, 4.24% 11/15/2029	4,000,000	3,994,774
Ford Credit Auto Lease Trust Series 2026-A Class A3, 4% 7/15/2029	2,525,000	2,505,939
Ford Credit Auto Owner Trust Series 2023-A Class A3, 4.65% 2/15/2028	369,189	369,381
Ford Credit Auto Owner Trust Series 2024-D Class A3, 4.61% 8/15/2029	6,960,313	6,972,627
Ford Credit Floorplan Master Owner Trust A Series 2025-2 Class A1, 4.06% 9/15/2030	3,900,000	3,854,926
Ford Credit Floorplan Master Owner Trust Series 2018-4 Class A, 4.06% 11/15/2030	2,525,000	2,488,023
GM Financial Automobile Leasing Trust Series 2025-1 Class A3, 4.66% 2/21/2028	1,678,888	1,681,002
GM Financial Consumer Automobile Receivables Trust Series 2023-2 Class A3, 4.47% 2/16/2028	519,972	520,107
Gm Financial Consumer Automobile Receivables Trust Series 2025-4 Class A3, 3.84% 2/18/2031	6,645,000	6,581,132
GMCAR Series 2026-1 Class A3, 3.84% 5/16/2031	6,250,000	6,168,524
Harot Series 2025-4 Class A3, 3.98% 6/17/2030	6,200,000	6,153,028
Honda Auto Receivables Owner Trust Series 2025-1 Class A3, 4.57% 9/21/2029	5,175,629	5,183,500
Honda Auto Receivables Owner Trust Series 2026-1 Class A3, 3.78% 9/23/2030	4,000,000	3,945,948
Hyundai Auto Receivables Trust Series 2025-D Class A3, 3.99% 9/16/2030	7,800,000	7,724,319
Hyundai Auto Receivables Trust Series 2026-A Class A3, 3.79% 2/18/2031	4,400,000	4,331,941
Hyundai Auto Receivables Trust Series 2026-B Class A3, 4.51% 2/18/2031	8,500,000	8,480,462
John Deere Owner Trust Series 2026-A Class A3, 3.87% 8/15/2030	2,570,000	2,532,019
MBART Series 2025-1 Class A3, 4.78% 12/17/2029	1,436,893	1,441,212
Mercedes-Benz Auto Lease Trust Series 2025-B Class A3, 3.88% 4/16/2029	6,215,000	6,169,801
Mercedes-Benz Auto Lease Trust Series 2026-A Class A3, 3.93% 1/15/2030	5,440,000	5,387,574
Nissan Auto Lease Trust Series 2025-A Class A3, 4.75% 3/15/2028	1,020,000	1,022,481
Santander Drive Auto Receivables Trust Series 2025-4 Class A3, 4.17% 4/15/2030	4,415,000	4,402,496
Toyota Auto Receivables Owner Trust Series 2025-A Class A3, 4.64% 8/15/2029	4,518,329	4,525,230
Toyota Auto Receivables Owner Trust Series 2025-D Class A3, 3.84% 6/17/2030	6,450,000	6,391,644
Toyota Auto Receivables Owner Trust Series 2026-A Class A3, 3.86% 9/16/2030	4,700,000	4,645,427
Toyota Auto Receivables Owner Trust Series 2026-C Class A3, 4.51% 3/17/2031	4,000,000	3,988,556
World Omni Auto Receivables Trust Series 2025-A Class A3, 4.73% 3/15/2030	1,456,748	1,459,847
World Omni Auto Receivables Trust Series 2025-D Class A3, 3.95% 3/17/2031	2,585,000	2,563,790
World Omni Auto Receivables Trust Series 2026-A Class A3, 3.86% 5/15/2031	6,450,000	6,356,871
TOTAL UNITED STATES		196,620,608
TOTAL ASSET-BACKED SECURITIES (Cost $198,146,214)		196,620,608

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Financials - 0.1%
Banks - 0.1%
Bank of America NA 6% 10/15/2036	2,144,000	2,197,857
Capital One NA 2.7% 2/6/2030	5,000,000	4,636,689
Citibank NA 4.914% 5/29/2030	6,500,000	6,508,255
Keybank National Association 4.9% 8/8/2032	1,200,000	1,155,582
Manufacturers & Traders Trust Co 4.548% 4/18/2030 (b)	7,000,000	6,914,445
Morgan Stanley Bank NA 4.788% 5/10/2030 (b)	3,000,000	2,985,191
Morgan Stanley Private Bank NA 4.213% 2/8/2030 (b)	2,500,000	2,457,336
PNC Bank NA 2.7% 10/22/2029	2,100,000	1,966,524
Regions Bank/Birmingham AL 6.45% 6/26/2037	1,000,000	1,037,042
Truist Bank 3.8% 10/30/2026	427,000	426,739
Truist Bank 4.42% 7/24/2028 (b)	11,000,000	10,974,761
Truist Bank 5 year U.S. Treasury Index + 1.15%, 4.632% 9/17/2029 (b)(c)	5,000,000	4,935,778

TOTAL UNITED STATES		46,196,199
TOTAL BANK NOTES (Cost $47,426,683)		46,196,199

Commercial Mortgage Securities - 1.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.4%
BANK Series 2017-BNK4 Class ASB, 3.419% 5/15/2050	84,671	84,501
BANK Series 2020-BN28 Class A4, 1.844% 3/15/2063	6,780,000	5,973,304
BANK Series 2021-BN35 Class A5, 2.285% 6/15/2064	12,700,000	11,100,614
BANK Series 2022-BNK39 Class A4, 2.928% 2/15/2055	1,800,000	1,605,925
BANK Series 2022-BNK41 Class A4, 3.9151% 4/15/2065 (b)	9,500,000	8,829,160
BANK Series 2023-BNK45 Class A5, 5.203% 2/15/2056 (b)	4,000,000	3,964,878
BANK Series 2025-BNK51 Class A5, 5.29% 12/25/2067	11,730,000	11,625,102
BANK5 Series 2025-5YR18 Class A3, 5.145% 12/15/2058	5,180,000	5,169,316
BANK5 Series 2025-5YR19 Class A3, 5.27% 12/15/2058	3,967,000	3,976,957
BANK5 Series 2026-5YR20 Class A2, 4.619% 2/15/2059	7,800,000	7,635,510
BANK5 Series 2026-5YR22 Class A3, 5.713% 6/15/2059	3,500,000	3,567,950
BANK5 Series 2026-5YR23 Class A3, 5.61% 7/15/2059	6,000,000	6,092,492
BBCMS Mortgage Trust Series 2021-C10 Class A5, 2.492% 7/15/2054	11,002,475	9,813,172
BBCMS Mortgage Trust Series 2021-C12 Class A5, 2.689% 11/15/2054	6,000,000	5,262,986
BBCMS Mortgage Trust Series 2021-C9 Class A5, 2.299% 2/15/2054	2,000,000	1,771,615
BBCMS Mortgage Trust Series 2024-C26 Class A5, 5.829% 5/15/2057	8,703,000	8,918,429
BBCMS Mortgage Trust Series 2025-5C38 Class A3, 5.1461% 11/15/2058	9,500,000	9,488,634
BBCMS Mortgage Trust Series 2025-C39 Class A5, 5.2969% 12/15/2058	5,660,000	5,613,450
BBCMS Mortgage Trust Series 2026-5C41 Class A3, 5.438% 5/15/2069	3,100,000	3,130,352
Benchmark Mortgage Trust Series 2019-B12 Class A5, 3.1156% 8/15/2052	1,772,000	1,678,161
Benchmark Mortgage Trust Series 2019-B9 Class A5, 4.0156% 3/15/2052	4,179,000	4,063,686
Benchmark Mortgage Trust Series 2020-B19 Class A5, 1.85% 9/15/2053	3,100,000	2,747,860
Benchmark Mortgage Trust Series 2021-B24 Class A5, 2.5843% 3/15/2054	10,300,000	9,153,219
Benchmark Mortgage Trust Series 2023-B39 Class A5, 5.7536% 7/15/2056	3,000,000	3,067,718
Benchmark Mortgage Trust Series 2025-B41 Class A5, 5.4072% 7/15/2068	3,750,000	3,744,422
Benchmark Mortgage Trust Series 2026-V20 Class A2, 4.697% 2/15/2059	8,000,000	7,850,256
BMO Mortgage Trust Series 2022-C1 Class A5, 3.374% 2/15/2055	3,500,000	3,179,146
BMO Mortgage Trust Series 2023-C6 Class A5, 5.9562% 9/15/2056	1,460,000	1,494,782
BMO Mortgage Trust Series 2024-C9 Class A5, 5.7592% 7/15/2057	14,050,000	14,354,175
BMO Mortgage Trust Series 2025-5C13 Class A3, 5.227% 12/15/2058	5,600,000	5,588,822
BMO Mortgage Trust Series 2026-5C15 Class A3, 5.6835% 6/15/2059	9,580,000	9,735,349
BMO Mortgage Trust Series 2026-C14 Class A5, 5.3172% 2/15/2059	8,000,000	7,908,098
Citigroup Commercial Mortgage Trust Series 2018-B2 Class A4, 4.009% 3/10/2051	2,641,000	2,608,435
Computershare Corporate Trust Series 2018-C48 Class A5, 4.302% 1/15/2052	3,485,000	3,429,260
CSAIL Commercial Mortgage Trust Series 2019-C17 Class A4, 2.7628% 9/15/2052	3,283,808	3,070,567
CSAIL Commercial Mortgage Trust Series 2019-C17 Class A5, 3.0161% 9/15/2052	3,480,000	3,249,697
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K064 Class A2, 3.224% 3/25/2027	2,894,529	2,877,943
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K068 Class A2, 3.244% 8/25/2027	4,243,000	4,191,947
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K079 Class A2, 3.926% 6/25/2028	1,386,000	1,367,951
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K080 Class A2, 3.926% 7/25/2028	2,957,000	2,918,301
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-1510 Class A2, 3.718% 1/25/2031	2,646,000	2,531,369
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K094 Class A2, 2.903% 6/25/2029	9,484,000	9,046,986
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K104 Class A2, 2.253% 1/25/2030	16,200,000	15,005,415
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K116 Class A2, 1.378% 7/25/2030	12,400,000	10,953,023
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K117 Class A2, 1.406% 8/25/2030	12,400,000	10,933,814
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K118 Class A2, 1.493% 9/25/2030	6,200,000	5,472,995
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K121 Class A2, 1.547% 10/25/2030	8,900,000	7,838,746
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K123 Class A2, 1.621% 12/25/2030	8,000,000	7,061,230
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K125 Class A2, 1.846% 1/25/2031	2,000,000	1,773,046
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K126 Class A2, 2.074% 1/25/2031	8,200,000	7,347,848
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K128 Class A2, 2.02% 3/25/2031	6,410,000	5,718,872
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K129 Class A2, 1.914% 5/25/2031	6,160,000	5,450,686
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K130 Class A2, 1.723% 6/25/2031	7,200,000	6,287,622
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K136 Class A2, 2.127% 11/25/2031	7,800,000	6,850,818
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-151 Class A2, 3.8% 10/25/2032	1,000,000	942,983
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-152 Class A2, 3.78% 11/25/2032	7,500,000	7,070,936
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K140 Class A2, 2.25% 1/25/2032	12,000,000	10,548,043
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-154 Class A2, 4.35% 1/25/2033	9,000,000	8,728,644
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-156 Class A2, 4.43% 2/25/2033	9,025,000	8,793,841
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-157 Class A2, 4.2% 5/25/2033	8,500,000	8,157,373
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-K751 Class A2, 4.412% 3/25/2030	4,000,000	3,958,718
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-163 Class A2, 5% 3/25/2034 (b)	3,970,000	3,978,033
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-165 Class A2, 4.489% 9/25/2034	4,750,000	4,605,371
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-175 Class A2, 4.42% 10/25/2035	3,700,000	3,541,136
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K546 Class A2, 4.361% 5/25/2030 (b)	9,000,000	8,876,534
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K547 Class A2, 4.421% 5/25/2030	4,600,000	4,548,082
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K549 Class A2, 4.34% 9/25/2030 (b)	4,000,000	3,934,408
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K550 Class A2, 4.163% 10/25/2030 (b)	3,470,000	3,388,148
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K761 Class A2, 4.4% 6/25/2032	16,000,000	15,638,285
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-177 Class A2, 4.3% 1/25/2036 (b)	4,700,000	4,451,772
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-180 Class A2, 4.35% 4/25/2036 (b)	10,400,000	9,861,173
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K553 Class A2, 4.07% 12/25/2030	4,350,000	4,231,171
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K764 Class A2, 4.12% 12/25/2032	7,600,000	7,288,939
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K765 Class A2, 4.17% 2/25/2033	2,200,000	2,111,803
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K766 Class A2, 4.18% 4/25/2033 (b)	7,470,000	7,166,469
GS Mortgage Securities Trust Series 2020-GC45 Class A5, 2.9106% 2/13/2053	9,700,000	9,045,010
JPMBB Commercial Mortgage Securities Trust Series 2014-C24 Class A5, 3.6385% 11/15/2047	263,085	256,148
JPMDB Commercial Mortgage Securities Trust Series 2020-COR7 Class A5, 2.1798% 5/13/2053	8,000,000	6,910,658
Morgan Stanley Capital I Trust Series 2020-L4 Class A3, 2.698% 2/15/2053	4,000,000	3,680,512
Morgan Stanley Capital I Trust Series 2021-L6 Class A4, 2.444% 6/15/2054 (b)	2,725,000	2,404,017
Msbam Series 2025-5C2 Class A3, 5.107% 11/15/2058	3,780,000	3,761,725
MSWF Commercial Mortgage Trust Series 2023-2 Class A5, 6.014% 12/15/2056	1,760,000	1,826,462
UBS Commercial Mortgage Trust Series 2019-C16 Class A4, 3.6048% 4/15/2052	7,470,000	7,140,966
Wells Fargo Commercial Mortgage Trust Series 2019-C52 Class A5, 2.892% 8/15/2052	5,667,000	5,322,318
Wells Fargo Commercial Mortgage Trust Series 2019-C54 Class A4, 3.146% 12/15/2052	8,500,000	8,002,932
Wells Fargo Commercial Mortgage Trust Series 2020-C55 Class A5, 2.725% 2/15/2053	3,600,000	3,332,612
TOTAL UNITED STATES		497,681,834
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $530,835,883)		497,681,834

Foreign Government and Government Agency Obligations - 1.3%
	Principal Amount (a)	Value ($)
CANADA - 0.2%
Export Development Canada 4.125% 2/13/2029	10,570,000	10,495,629
Province of Alberta 3.3% 3/15/2028	696,000	684,818
Province of British Columbia 4.2% 7/6/2033	4,140,000	3,988,312
Province of British Columbia 4.8% 6/11/2035	7,000,000	6,912,731
Province of British Columbia 4.9% 4/24/2029	5,000,000	5,060,205
Province of Manitoba 4.3% 7/27/2033	1,400,000	1,355,295
Province of Ontario 1.125% 10/7/2030	3,750,000	3,275,370
Province of Ontario 1.8% 10/14/2031	10,000,000	8,700,870
Province of Ontario 4.45% 11/20/2035	5,000,000	4,811,371
Province of Ontario 4.7% 1/15/2030	9,500,000	9,547,447
Province of Quebec 2.75% 4/12/2027	8,846,000	8,768,802
Province of Quebec 4.25% 9/5/2034	1,850,000	1,772,520
Province of Quebec 4.5% 9/8/2033	3,000,000	2,939,331
Province of Quebec 4.625% 8/28/2035	4,600,000	4,489,156
TOTAL CANADA		72,801,857
CHILE - 0.1%
Chilean Republic 2.45% 1/31/2031	6,000,000	5,394,000
Chilean Republic 2.55% 7/27/2033	7,750,000	6,548,750
Chilean Republic 3.24% 2/6/2028	2,067,000	2,022,560
Chilean Republic 3.625% 10/30/2042	3,150,000	2,427,075
Chilean Republic 3.86% 6/21/2047	3,039,000	2,294,445
Chilean Republic 4.95% 1/5/2036	3,440,000	3,324,760
Chilean Republic 5.33% 1/5/2054	5,800,000	5,292,500
Chilean Republic 5.65% 1/13/2037	3,000,000	3,039,000
TOTAL CHILE		30,343,090
HUNGARY - 0.0%
Hungary Government 7.625% 3/29/2041	1,500,000	1,735,080
INDONESIA - 0.1%
Indonesia Government 2.85% 2/14/2030	5,800,000	5,408,500
Indonesia Government 3.35% 3/12/2071	2,160,000	1,263,319
Indonesia Government 3.4% 9/18/2029	5,600,000	5,413,464
Indonesia Government 3.5% 2/14/2050	4,200,000	2,812,278
Indonesia Government 4.35% 1/11/2048	901,000	700,528
Indonesia Government 4.45% 4/15/2070	1,300,000	955,500
Indonesia Government 4.9% 4/16/2036	5,460,000	5,146,050
Indonesia Government 4.95% 2/21/2036	1,600,000	1,512,000
Indonesia Government 5.25% 1/15/2030	4,000,000	4,030,000
Indonesia Government 5.35% 2/11/2049	5,800,000	5,283,800
Indonesia Government 5.6% 1/15/2035	4,000,000	4,005,000
TOTAL INDONESIA		36,530,439
ISRAEL - 0.1%
Israel Government 2.75% 7/3/2030	1,310,000	1,199,624
Israel Government 3.25% 1/17/2028	2,565,000	2,505,961
Israel Government 3.375% 1/15/2050	4,900,000	3,157,299
Israel Government 3.875% 7/3/2050	4,660,000	3,247,894
Israel Government 4.5% 1/13/2031	1,700,000	1,655,172
Israel Government 5% 1/13/2036	2,600,000	2,501,691
Israel Government 5.375% 2/19/2030	3,750,000	3,783,812
Israel Government 5.375% 3/12/2029	1,400,000	1,412,679
Israel Government 5.5% 3/12/2034	1,400,000	1,404,152
Israel Government 5.625% 2/19/2035	7,510,000	7,575,165
Israel Government 5.75% 3/12/2054	1,400,000	1,280,846
Israel Government 5.875% 1/13/2056	2,100,000	1,959,970
TOTAL ISRAEL		31,684,265
ITALY - 0.0%
Italian Republic 2.875% 10/17/2029	9,060,000	8,590,638
Italian Republic 3.875% 5/6/2051	2,000,000	1,409,565
Italian Republic 4% 10/17/2049	2,982,000	2,178,846
TOTAL ITALY		12,179,049
JAPAN - 0.0%
Japan International Cooperation Agency 1.75% 4/28/2031	2,622,000	2,304,762
KOREA (SOUTH) - 0.0%
Korean Republic 2.5% 6/19/2029	4,000,000	3,795,112
Korean Republic 2.75% 1/19/2027	4,000,000	3,979,600
Korean Republic 3.625% 10/29/2030	3,700,000	3,568,119
TOTAL KOREA (SOUTH)		11,342,831
MEXICO - 0.4%
United Mexican States 3.5% 2/12/2034	16,778,000	14,173,216
United Mexican States 3.75% 4/19/2071	7,000,000	3,832,640
United Mexican States 4.28% 8/14/2041	3,000,000	2,292,870
United Mexican States 4.35% 1/15/2047	2,568,000	1,825,848
United Mexican States 4.5% 1/31/2050	15,110,000	10,750,765
United Mexican States 4.6% 1/23/2046	1,034,000	769,968
United Mexican States 4.6% 2/10/2048	3,128,000	2,278,748
United Mexican States 4.75% 3/22/2031	13,000,000	12,637,300
United Mexican States 4.75% 3/8/2044	7,230,000	5,622,048
United Mexican States 4.75% 4/27/2032	5,000,000	4,757,500
United Mexican States 5.55% 1/21/2045	2,198,000	1,928,679
United Mexican States 5.625% 2/9/2034	4,200,000	4,078,200
United Mexican States 5.85% 7/2/2032	5,070,000	5,088,556
United Mexican States 6% 5/13/2030	16,000,000	16,455,000
United Mexican States 6.05% 1/11/2040	3,556,000	3,359,175
United Mexican States 6.125% 2/9/2038	6,300,000	6,066,900
United Mexican States 6.25% 8/27/2037	7,500,000	7,355,775
United Mexican States 6.75% 2/9/2056	7,000,000	6,580,000
United Mexican States 7.375% 5/13/2055	2,860,000	2,921,490
TOTAL MEXICO		112,774,678
PANAMA - 0.1%
Panamanian Republic 2.252% 9/29/2032	10,780,000	8,930,691
Panamanian Republic 3.16% 1/23/2030	5,311,000	4,968,706
Panamanian Republic 4.3% 4/29/2053	1,012,000	737,874
Panamanian Republic 4.5% 4/1/2056	4,400,000	3,250,221
Panamanian Republic 4.5% 4/16/2050	3,012,000	2,300,980
Panamanian Republic 6.4% 2/14/2035	3,800,000	3,947,250
Panamanian Republic 6.7% 1/26/2036	1,760,000	1,851,256
Panamanian Republic 7.875% 3/1/2057	5,000,000	5,812,500
TOTAL PANAMA		31,799,478
PERU - 0.1%
Peruvian Republic 1.862% 12/1/2032	6,740,000	5,521,745
Peruvian Republic 2.78% 12/1/2060	3,300,000	1,737,681
Peruvian Republic 3.55% 3/10/2051	4,400,000	2,937,000
Peruvian Republic 5.375% 2/8/2035	1,920,000	1,894,560
Peruvian Republic 5.5% 3/30/2036	5,010,000	4,946,874
Peruvian Republic 5.875% 8/8/2054	1,730,000	1,645,230
Peruvian Republic 6.2% 6/30/2055	3,000,000	2,970,000
Peruvian Republic 6.55% 3/14/2037	2,718,000	2,890,593
TOTAL PERU		24,543,683
PHILIPPINES - 0.1%
Philippine Republic 1.648% 6/10/2031	1,850,000	1,588,688
Philippine Republic 2.65% 12/10/2045	1,200,000	727,499
Philippine Republic 3% 2/1/2028	3,387,000	3,315,026
Philippine Republic 3.7% 3/1/2041	11,200,000	8,769,040
Philippine Republic 3.75% 1/14/2029	1,000,000	980,000
Philippine Republic 3.95% 1/20/2040	3,734,000	3,083,276
Philippine Republic 4.75% 3/5/2035	2,800,000	2,663,920
Philippine Republic 5% 1/27/2036	4,800,000	4,596,000
Philippine Republic 5.17% 10/13/2027	5,000,000	5,039,000
Philippine Republic 5.25% 5/14/2034	2,500,000	2,471,875
Philippine Republic 5.75% 1/27/2051	3,400,000	3,217,284
Philippine Republic 5.9% 2/4/2050	4,200,000	4,071,354
Philippine Republic 6.375% 10/23/2034	1,849,000	1,957,629
Philippine Republic 7.75% 1/14/2031	3,000,000	3,326,250
Philippine Republic 9.5% 2/2/2030	2,500,000	2,857,500
TOTAL PHILIPPINES		48,664,341
POLAND - 0.1%
Republic of Poland 4.625% 3/18/2029	1,500,000	1,504,440
Republic of Poland 4.625% 4/14/2031	2,900,000	2,872,653
Republic of Poland 4.875% 2/12/2030	4,000,000	4,025,800
Republic of Poland 5.125% 9/18/2034	3,000,000	2,953,650
Republic of Poland 5.375% 2/12/2035	4,000,000	3,977,920
Republic of Poland 5.375% 4/14/2036	1,700,000	1,674,670
Republic of Poland 5.5% 3/18/2054	3,700,000	3,307,208
Republic of Poland 5.5% 4/4/2053	2,700,000	2,416,743
Republic of Poland 5.75% 11/16/2032	3,600,000	3,717,792
Republic of Poland 6.125% 4/14/2056	1,700,000	1,634,771
TOTAL POLAND		28,085,647
URUGUAY - 0.0%
Uruguay Republic 4.125% 11/20/2045	846,621	702,272
Uruguay Republic 4.975% 4/20/2055	5,889,811	5,047,568
Uruguay Republic 5.442% 2/14/2037	8,400,000	8,383,620
Uruguay Republic 7.625% 3/21/2036	380,000	436,620
TOTAL URUGUAY		14,570,080
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $506,170,968)		459,359,280

Municipal Securities - 0.3%
	Principal Amount (a)	Value ($)
California - 0.2%
Education - 0.0%
California St Univ Rev 2.719% 11/1/2052	3,540,000	2,242,765
University CA Revs Series 2015 AP, 3.931% 5/15/2045	665,000	597,092
TOTAL EDUCATION		2,839,857
General Obligations - 0.2%
Golden State Tobacco Securitization Corp. Tobacco Settlement (State of California Proj.) Series 2021 B, 2.746% 6/1/2034	1,920,000	1,663,406
Golden State Tobacco Securitization Corp. Tobacco Settlement (State of California Proj.) Series 2021 B, 3.293% 6/1/2042	1,000,000	741,885
Los Angeles CA Ccd 6.75% 8/1/2049	1,685,000	1,778,577
State of California 7.55% 4/1/2039	7,910,000	9,117,270
State of California 7.6% 11/1/2040	6,390,000	7,429,411
State of California Gen. Oblig. 3.5% 4/1/2028	2,300,000	2,269,575
TOTAL GENERAL OBLIGATIONS		23,000,124
Health Care - 0.0%
Univ CA Regts Med Ctr Pooled Rev (Univ CA Regts Med Ctr Pooled Rev Proj.) Series 2020 N, 3.256% 5/15/2060	5,400,000	3,290,894
Univ CA Regts Med Ctr Pooled Rev Series 2020 N, 3.006% 5/15/2050	3,000,000	1,898,135
TOTAL HEALTH CARE		5,189,029
Transportation - 0.0%
Bay Area Toll Auth CA Bridge Rev 6.263% 4/1/2049	2,900,000	2,918,508
Bay Area Toll Auth CA Bridge Rev 7.043% 4/1/2050	991,646	1,085,507
TOTAL TRANSPORTATION		4,004,015
TOTAL CALIFORNIA		35,033,025
Hawaii - 0.0%
General Obligations - 0.0%
Hawaii St Gen. Oblig. 4.212% 4/1/2031	3,700,000	3,642,704
Idaho - 0.0%
Electric Utilities - 0.0%
Idaho Energy Res Auth Transmission Facs Rev (Bonneville Power Administration Proj.) Series 2021, 2.861% 9/1/2046	1,175,000	790,356
Illinois - 0.1%
General Obligations - 0.1%
Chicago IL Gen. Oblig. Series 2026A, 5.879% 1/1/2031	1,980,000	1,987,452
Illinois St Gen. Oblig. 5.1% 6/1/2033	10,306,209	10,297,730
TOTAL GENERAL OBLIGATIONS		12,285,182
Transportation - 0.0%
Chicago IL O'Hare Intl Arpt Rev 6.395% 1/1/2040	5,350,000	5,651,379
TOTAL ILLINOIS		17,936,561
Kansas - 0.0%
General Obligations - 0.0%
Kansas St Dev Fin Auth Rev (Kansas St Proj.) Series 2015 H, 4.927% 4/15/2045	1,355,000	1,264,333
Massachusetts - 0.0%
General Obligations - 0.0%
Massachusetts St Gen. Oblig. Series 2016F, 3.277% 6/1/2046	840,000	638,314
Michigan - 0.0%
Education - 0.0%
University MI Univ Revs 4.454% 4/1/2122	2,900,000	2,178,929
General Obligations - 0.0%
Michigan St Strategic Fd Ltd Oblig Rev (State of Michigan Proj.) Series 2021 A, 3.225% 9/1/2047	2,000,000	1,479,941
TOTAL MICHIGAN		3,658,870
New Jersey - 0.0%
Transportation - 0.0%
New Jersey Turnpike Authority 7.414% 1/1/2040	3,537,000	4,035,403
New Jersey,New York - 0.0%
Transportation - 0.0%
Port Auth NY & NJ 4.96% 8/1/2046	920,000	834,863
Port Auth NY & NJ 5.647% 11/1/2040	930,000	954,734
Port Auth NY & NJ Series 225, 3.175% 7/15/2060	6,000,000	3,707,033
TOTAL NEW JERSEY,NEW YORK		5,496,630
New York - 0.0%
General Obligations - 0.0%
City of New York NY 6.271% 12/1/2037	3,100,000	3,212,621
City of New York NY Gen. Oblig. Series FISCAL 2026 SUB H 1, 5.65% 2/1/2046	1,500,000	1,448,632
City of New York NY Gen. Oblig. Series FISCAL 2026 SUB H 1, 5.796% 2/1/2052	4,400,000	4,279,735
TOTAL GENERAL OBLIGATIONS		8,940,988
Special Tax - 0.0%
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) 2.202% 3/15/2034	6,000,000	5,019,158
Transportation - 0.0%
Metropolitan Transn Auth NY Rv 6.668% 11/15/2039	1,095,000	1,153,725
Water & Sewer - 0.0%
New York NY Cty Muni Wtr Fin Auth 5.952% 6/15/2042	1,610,000	1,608,884
TOTAL NEW YORK		16,722,755
North Carolina - 0.0%
Health Care - 0.0%
Atrium Health (Atrium Health Proj.) 3.204% 1/15/2051	2,200,000	1,433,953
Ohio - 0.0%
Electric Utilities - 0.0%
American Mun Pwr Rev 8.084% 2/15/2050	1,730,000	2,081,261
Oregon - 0.0%
Electric Utilities - 0.0%
Port of Morrow or 2.987% 9/1/2036 (Bonneville Power Administration Guaranteed)	1,010,000	847,044
Pennsylvania - 0.0%
General Obligations - 0.0%
Commonwealth Fing Auth PA Rev (Pennsylvania St Proj.) 4.144% 6/1/2038	1,365,000	1,249,596
South Carolina - 0.0%
Electric Utilities - 0.0%
South Carolina St Svc Auth Rev Series 2013 C, 5.784% 12/1/2041	2,016,000	2,036,755
Texas - 0.0%
Electric Utilities - 0.0%
San Antonio TX Elec & Gas Rev Series 2025A, 5.469% 2/1/2045	650,000	636,029
Special Tax - 0.0%
Dallas TX Rapid Transit Sales Tax Rev Series 2021 A, 2.613% 12/1/2048	4,750,000	3,128,075
Transportation - 0.0%
Dallas Fort Worth International Airport 4.507% 11/1/2051	1,580,000	1,315,165
Dallas Fort Worth International Airport Series 2019A, 3.144% 11/1/2045	435,000	322,048
Dallas Fort Worth International Airport Series 2021 C, 2.843% 11/1/2046	4,000,000	2,798,485
TOTAL TRANSPORTATION		4,435,698
TOTAL TEXAS		8,199,802
Virginia - 0.0%
Education - 0.0%
University VA Univ Revs (University VA Univ Revs Proj.) 2.584% 11/1/2051	2,400,000	1,425,496
University VA Univ Revs Series SER C, 4.179% 9/1/2117	845,000	596,213
TOTAL VIRGINIA		2,021,709
TOTAL MUNICIPAL SECURITIES (Cost $133,312,904)		107,089,071

Non-Convertible Corporate Bonds - 26.8%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.2%
Financials - 0.1%
Banks - 0.1%
Australia & New Zealand Banking Group Ltd/New York NY 4.75% 1/18/2027	3,700,000	3,706,275
National Australia Bank Ltd/New York 3.85% 12/13/2028	1,800,000	1,770,020
National Australia Bank Ltd/New York 4.148% 1/13/2031 (e)	1,800,000	1,761,955
National Australia Bank Ltd/New York 4.787% 1/10/2029 (e)	4,100,000	4,118,991
Westpac Banking Corp 3.133% 11/18/2041	2,200,000	1,566,704
Westpac Banking Corp 4.043% 8/26/2027	6,800,000	6,779,518
Westpac Banking Corp 4.11% 7/24/2034 (b)	1,590,000	1,542,252
Westpac Banking Corp 4.354% 7/1/2030	1,220,000	1,205,533
Westpac Banking Corp 4.421% 7/24/2039	1,910,000	1,664,475
Westpac Banking Corp 5.405% 8/10/2033 (b)	2,000,000	1,989,455
Westpac Banking Corp 5.457% 11/18/2027	3,500,000	3,543,809
Westpac Banking Corp 5.535% 11/17/2028	2,200,000	2,244,561
Westpac Banking Corp 5.618% 11/20/2035 (b)	1,200,000	1,184,248
Westpac Banking Corp 6.82% 11/17/2033	800,000	854,229
Westpac Banking Corp/NY 4.45% 6/12/2031 (e)	5,000,000	4,909,767
TOTAL FINANCIALS		38,841,792
Materials - 0.1%
Metals & Mining - 0.1%
BHP Billiton Finance USA Ltd 5% 2/15/2036	3,170,000	3,093,247
BHP Billiton Finance USA Ltd 5% 9/30/2043	3,615,000	3,295,715
BHP Billiton Finance USA Ltd 5.25% 9/8/2033	4,850,000	4,860,128
BHP Billiton Finance USA Ltd 5.3% 2/21/2035	1,560,000	1,554,901
BHP Billiton Finance USA Ltd 5.75% 9/5/2055	2,030,000	1,969,670
Rio Tinto Finance USA Ltd 5.2% 11/2/2040	3,917,000	3,727,132
Rio Tinto Finance USA Ltd 7.125% 7/15/2028	2,166,000	2,263,877
Rio Tinto Finance USA PLC 4.875% 3/14/2030	2,590,000	2,591,504
Rio Tinto Finance USA PLC 5.125% 3/9/2053	2,000,000	1,773,036
Rio Tinto Finance USA PLC 5.25% 3/14/2035	5,280,000	5,244,900
Rio Tinto Finance USA PLC 5.75% 3/14/2055	2,195,000	2,126,351
TOTAL MATERIALS		32,500,461
TOTAL AUSTRALIA		71,342,253
BELGIUM - 0.1%
Consumer Staples - 0.1%
Beverages - 0.1%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc 4.7% 2/1/2036	8,540,000	8,089,853
Anheuser-Busch InBev Finance Inc 4.625% 2/1/2044	1,025,000	884,134
Anheuser-Busch InBev Finance Inc 4.7% 2/1/2036	868,000	822,246
Anheuser-Busch InBev Finance Inc 4.9% 2/1/2046	3,240,000	2,828,168
Anheuser-Busch InBev Worldwide Inc 3.5% 6/1/2030	10,000,000	9,551,470
Anheuser-Busch InBev Worldwide Inc 4.439% 10/6/2048	1,318,000	1,069,154
Anheuser-Busch InBev Worldwide Inc 4.6% 4/15/2048	3,342,000	2,827,328
Anheuser-Busch InBev Worldwide Inc 4.75% 4/15/2058 (e)	2,600,000	2,143,816
Anheuser-Busch InBev Worldwide Inc 4.95% 1/15/2042	2,400,000	2,193,703
Anheuser-Busch InBev Worldwide Inc 5% 6/15/2034 (e)	3,750,000	3,706,487
Anheuser-Busch InBev Worldwide Inc 5.55% 1/23/2049	10,112,000	9,539,118
Anheuser-Busch InBev Worldwide Inc 5.8% 1/23/2059 (e)	5,127,000	4,974,474
Anheuser-Busch InBev Worldwide Inc 8.2% 1/15/2039	499,000	610,629

TOTAL BELGIUM		49,240,580
BRAZIL - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Vale Overseas Ltd 3.75% 7/8/2030	5,900,000	5,587,713
Vale Overseas Ltd 6.125% 6/12/2033	300,000	307,950
Vale Overseas Ltd 6.4% 6/28/2054	1,970,000	1,939,071
Vale Overseas Ltd 6.875% 11/21/2036	1,700,000	1,846,999
Vale SA 5.625% 9/11/2042	1,176,000	1,130,242
		10,811,975
Paper & Forest Products - 0.0%
Suzano Austria GmbH 2.5% 9/15/2028	3,800,000	3,604,300
Suzano Austria GmbH 3.125% 1/15/2032	1,300,000	1,141,790
Suzano Austria GmbH 6% 1/15/2029	1,400,000	1,416,583
		6,162,673
TOTAL BRAZIL		16,974,648
CANADA - 1.0%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Bell Canada 5.2% 2/15/2034	4,300,000	4,215,766
Bell Canada 5.45% 11/15/2036	3,300,000	3,200,816
TELUS Corp 3.4% 5/13/2032	3,000,000	2,692,834
		10,109,416
Wireless Telecommunication Services - 0.1%
Rogers Communications Inc 2.9% 11/15/2026	445,000	443,676
Rogers Communications Inc 3.8% 3/15/2032	3,100,000	2,848,592
Rogers Communications Inc 4.55% 3/15/2052	4,060,000	3,073,329
Rogers Communications Inc 5% 2/15/2029	5,700,000	5,697,519
Rogers Communications Inc 5.3% 2/15/2034	3,400,000	3,294,887
Rogers Communications Inc 5.45% 10/1/2043	1,029,000	923,206
		16,281,209
TOTAL COMMUNICATION SERVICES		26,390,625
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Canadian Natural Resources Ltd 2.95% 7/15/2030	4,300,000	4,003,155
Canadian Natural Resources Ltd 4.95% 6/1/2047	1,141,000	980,481
Canadian Natural Resources Ltd 5% 12/15/2029	3,250,000	3,254,883
Canadian Natural Resources Ltd 5.4% 12/15/2034	1,650,000	1,640,387
Canadian Natural Resources Ltd 6.25% 3/15/2038	1,221,000	1,264,644
Cenovus Energy Inc 2.65% 1/15/2032	3,000,000	2,647,238
Cenovus Energy Inc 5.4% 3/20/2036	1,400,000	1,362,082
Cenovus Energy Inc 5.4% 6/15/2047	997,000	900,892
Cenovus Energy Inc 6.75% 11/15/2039	447,000	481,865
Enbridge Inc 3.4% 8/1/2051	3,030,000	1,965,255
Enbridge Inc 4.5% 2/15/2031	2,000,000	1,949,346
Enbridge Inc 4.5% 6/10/2044	1,000,000	828,548
Enbridge Inc 4.6% 6/20/2028	3,900,000	3,890,899
Enbridge Inc 4.85% 3/27/2031	5,000,000	4,941,370
Enbridge Inc 5.45% 3/27/2036	1,500,000	1,480,069
Enbridge Inc 5.5% 12/1/2046	2,582,000	2,399,316
Enbridge Inc 5.625% 4/5/2034	3,900,000	3,938,497
Enbridge Inc 5.7% 3/8/2033	3,100,000	3,156,937
Enbridge Inc 5.95% 4/5/2054	2,300,000	2,211,813
Enbridge Inc 6% 11/15/2028	6,000,000	6,147,428
Enbridge Inc 8.5% 1/15/2084 (b)	800,000	902,272
South Bow USA Infrastructure Holdings LLC 5.026% 10/1/2029	1,140,000	1,134,434
South Bow USA Infrastructure Holdings LLC 5.584% 10/1/2034	1,040,000	1,019,115
South Bow USA Infrastructure Holdings LLC 6.176% 10/1/2054	1,040,000	964,767
Suncor Energy Inc 4% 11/15/2047	3,021,000	2,232,924
Suncor Energy Inc 6.8% 5/15/2038	1,505,000	1,621,708
Suncor Energy Inc 6.85% 6/1/2039	356,000	384,909
TransCanada PipeLines Ltd 2.5% 10/12/2031	4,700,000	4,119,828
TransCanada PipeLines Ltd 4.1% 4/15/2030	2,500,000	2,421,675
TransCanada PipeLines Ltd 4.25% 5/15/2028	1,862,000	1,848,121
TransCanada PipeLines Ltd 4.625% 3/1/2034	2,000,000	1,899,452
TransCanada PipeLines Ltd 4.75% 5/15/2038	378,000	334,303
TransCanada PipeLines Ltd 4.875% 5/15/2048	877,000	761,017
TransCanada PipeLines Ltd 5.1% 3/15/2049	1,836,000	1,659,641
TransCanada PipeLines Ltd 6.1% 6/1/2040	1,195,000	1,204,936
TransCanada PipeLines Ltd 7.625% 1/15/2039	1,700,000	1,936,192
TOTAL ENERGY		73,890,399
Financials - 0.5%
Banks - 0.4%
Bank of Montreal 3.088% 1/10/2037 (b)	1,000,000	883,332
Bank of Montreal 3.803% 12/15/2032 (b)	1,720,000	1,691,058
Bank of Montreal 4.338% 3/19/2030 (b)	2,000,000	1,976,247
Bank of Montreal 4.439% 1/14/2032 (b)	2,220,000	2,154,925
Bank of Montreal 4.547% 6/2/2029 (b)	2,000,000	1,992,283
Bank of Montreal 4.64% 9/10/2030 (b)	4,200,000	4,163,499
Bank of Montreal 4.7% 9/14/2027	3,700,000	3,708,619
Bank of Montreal 4.879% 6/2/2032 (b)	500,000	492,971
Bank of Montreal 5.266% 12/11/2026	4,900,000	4,914,696
Bank of Montreal 5.298% 6/2/2037 (b)	1,600,000	1,563,261
Bank of Nova Scotia/The 4.338% 9/15/2031 (b)	1,700,000	1,649,703
Bank of Nova Scotia/The 4.588% 5/4/2037 (b)	1,200,000	1,139,094
Bank of Nova Scotia/The 4.813% 2/2/2034 (b)	3,000,000	2,897,338
Bank of Nova Scotia/The 4.85% 2/1/2030	3,400,000	3,389,934
Bank of Nova Scotia/The 4.904% 6/5/2032 (b)	2,500,000	2,461,238
Bank of Nova Scotia/The 4.932% 2/14/2029 (b)	11,400,000	11,424,508
Bank of Nova Scotia/The 5.25% 6/12/2028	3,300,000	3,337,563
Canadian Imperial Bank of Commerce 3.6% 4/7/2032	1,285,000	1,186,392
Canadian Imperial Bank of Commerce 4.243% 9/8/2028 (b)	8,000,000	7,967,403
Canadian Imperial Bank of Commerce 5.051% 6/16/2032 (b)	2,000,000	1,982,423
Canadian Imperial Bank of Commerce 6.092% 10/3/2033	2,815,000	2,942,604
National Bank of Canada 4.5% 10/10/2029	1,700,000	1,682,766
National Bank of Canada 4.928% 6/4/2032 (b)	1,500,000	1,474,795
Royal Bank of Canada 2.05% 1/21/2027	5,000,000	4,961,421
Royal Bank of Canada 4.24% 8/3/2027	4,200,000	4,194,242
Royal Bank of Canada 4.305% 11/3/2031 (b)	2,000,000	1,938,080
Royal Bank of Canada 4.522% 10/18/2028 (b)	1,250,000	1,248,247
Royal Bank of Canada 4.612% 5/3/2032 (b)	1,500,000	1,466,093
Royal Bank of Canada 4.65% 10/18/2030 (b)	3,990,000	3,947,744
Royal Bank of Canada 4.652% 7/10/2029 (b)	2,500,000	2,493,619
Royal Bank of Canada 4.696% 8/6/2031 (b)	1,190,000	1,172,432
Royal Bank of Canada 4.95% 2/1/2029	5,200,000	5,230,665
Royal Bank of Canada 4.95% 8/5/2032 (b)	1,500,000	1,483,407
Royal Bank of Canada 5% 2/1/2033	2,400,000	2,376,543
Royal Bank of Canada 5% 5/2/2033	2,100,000	2,077,695
Royal Bank of Canada 5.15% 2/1/2034	1,300,000	1,300,754
Royal Bank of Canada 5.153% 2/4/2031 (b)	2,170,000	2,175,430
Royal Bank of Canada 6% 11/1/2027	8,100,000	8,243,375
Toronto Dominion Bank 3.2% 3/10/2032	3,700,000	3,353,846
Toronto Dominion Bank 4.108% 6/8/2027	5,000,000	4,991,052
Toronto Dominion Bank 4.361% 4/23/2029	5,000,000	4,940,487
Toronto Dominion Bank 4.693% 9/15/2027	2,000,000	2,004,931
Toronto Dominion Bank 4.808% 6/3/2030	7,350,000	7,310,566
Toronto Dominion Bank 4.847% 7/27/2029	6,000,000	5,996,012
Toronto Dominion Bank 4.866% 4/22/2033	500,000	487,074
Toronto Dominion Bank 4.928% 10/15/2035	2,200,000	2,107,973
Toronto Dominion Bank 4.98% 4/5/2027	8,400,000	8,428,491
Toronto Dominion Bank 5.146% 9/10/2034 (b)	2,200,000	2,188,042
Toronto Dominion Bank 5.264% 12/11/2026	4,600,000	4,613,685
Toronto Dominion Bank 5.523% 7/17/2028	1,200,000	1,217,334
		159,025,892
Capital Markets - 0.1%
Brookfield Finance I UK Plc / Brookfield Finance Inc 2.34% 1/30/2032	4,100,000	3,529,859
Brookfield Finance Inc 2.724% 4/15/2031	6,700,000	6,036,089
Brookfield Finance Inc 3.9% 1/25/2028	2,500,000	2,473,554
Brookfield Finance Inc 5.33% 1/15/2036	870,000	839,998
Brookfield Finance Inc 5.968% 3/4/2054	3,750,000	3,561,027
CI Financial Corp 3.2% 12/17/2030	3,700,000	3,335,081
		19,775,608
Insurance - 0.0%
Fairfax Financial Holdings Ltd 4.625% 4/29/2030	1,800,000	1,770,324
Fairfax Financial Holdings Ltd 5.625% 8/16/2032	1,500,000	1,511,688
Fairfax Financial Holdings Ltd 5.75% 5/20/2035	3,400,000	3,402,263
Fairfax Financial Holdings Ltd 6.1% 3/15/2055	670,000	633,418
Fairfax Financial Holdings Ltd 6.2% 6/8/2056 (f)	1,000,000	953,310
Fairfax Financial Holdings Ltd 6.35% 3/22/2054	1,500,000	1,466,010
Manulife Financial Corp 4.986% 12/11/2035	2,100,000	2,015,305
Manulife Financial Corp 5.375% 3/4/2046	600,000	554,884
		12,307,202
TOTAL FINANCIALS		191,108,702
Industrials - 0.1%
Ground Transportation - 0.1%
Canadian National Railway Co 2.45% 5/1/2050	1,500,000	841,896
Canadian National Railway Co 3.2% 8/2/2046	588,000	405,559
Canadian National Railway Co 3.65% 2/3/2048	1,127,000	812,870
Canadian National Railway Co 4.2% 3/12/2031	6,400,000	6,196,151
Canadian National Railway Co 4.4% 8/5/2052	1,400,000	1,123,978
Canadian National Railway Co 4.95% 5/12/2036	3,000,000	2,922,514
Canadian Pacific Railway Co 1.75% 12/2/2026	8,000,000	7,951,944
Canadian Pacific Railway Co 2.45% 12/2/2031	3,800,000	3,343,180
Canadian Pacific Railway Co 3.1% 12/2/2051	1,800,000	1,122,921
Canadian Pacific Railway Co 3.5% 5/1/2050	2,100,000	1,430,719
Canadian Pacific Railway Co 4% 3/15/2029	6,000,000	5,885,133
Canadian Pacific Railway Co 4.2% 11/15/2069	1,100,000	775,244
Canadian Pacific Railway Co 4.8% 8/1/2045	1,500,000	1,306,695
Canadian Pacific Railway Co 5.5% 3/15/2056	570,000	527,060
Canadian Pacific Railway Co 6.125% 9/15/2115	1,000,000	986,023
		35,631,887
Professional Services - 0.0%
TR Finance LLC 5.5% 8/15/2035	1,400,000	1,385,804
TOTAL INDUSTRIALS		37,017,691
Materials - 0.1%
Chemicals - 0.1%
Nutrien Ltd 2.95% 5/13/2030	2,600,000	2,421,789
Nutrien Ltd 4% 12/15/2026	2,032,000	2,029,883
Nutrien Ltd 4.85% 5/29/2031	2,000,000	1,978,625
Nutrien Ltd 4.9% 3/27/2028	5,200,000	5,211,740
Nutrien Ltd 4.9% 6/1/2043	400,000	348,805
Nutrien Ltd 5% 4/1/2049	1,605,000	1,371,405
Nutrien Ltd 5.25% 1/15/2045	624,000	564,366
Nutrien Ltd 5.35% 5/29/2036	2,200,000	2,150,146
Nutrien Ltd 5.625% 12/1/2040	321,000	309,472
Nutrien Ltd 5.8% 3/27/2053	1,000,000	950,000
		17,336,231
Metals & Mining - 0.0%
Barrick Mining Corp 5.25% 4/1/2042	802,000	750,502
Barrick North America Finance LLC 5.7% 5/30/2041	2,354,000	2,295,059
Barrick PD Australia Finance Pty Ltd 5.95% 10/15/2039	1,000,000	1,007,803
Rio Tinto Alcan Inc 7.25% 3/15/2031	800,000	869,724
		4,923,088
TOTAL MATERIALS		22,259,319
Utilities - 0.0%
Electric Utilities - 0.0%
Fortis Inc/Canada 3.055% 10/4/2026	1,100,000	1,098,536
Independent Power and Renewable Electricity Producers - 0.0%
Emera US Finance LP 2.639% 6/15/2031	1,000,000	890,319
Emera US Finance LP 4.75% 6/15/2046	929,000	766,721
		1,657,040
TOTAL UTILITIES		2,755,576
TOTAL CANADA		353,422,312
CHINA - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Alibaba Group Holding Ltd 2.125% 2/9/2031	4,810,000	4,301,824
Alibaba Group Holding Ltd 3.15% 2/9/2051	4,960,000	3,107,637
Alibaba Group Holding Ltd 4% 12/6/2037	6,100,000	5,285,864

TOTAL CHINA		12,695,325
FRANCE - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Orange SA 5.5% 2/6/2044	535,000	505,062
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
TotalEnergies Capital International SA 3.127% 5/29/2050	600,000	386,087
TotalEnergies Capital International SA 3.455% 2/19/2029	3,803,000	3,700,345
TotalEnergies Capital International SA 3.461% 7/12/2049	1,500,000	1,028,227
TotalEnergies Capital SA 3.883% 10/11/2028	7,780,000	7,684,689
TotalEnergies Capital SA 5.15% 4/5/2034	2,200,000	2,193,351
TotalEnergies Capital SA 5.425% 9/10/2064	2,700,000	2,426,163
TotalEnergies Capital SA 5.488% 4/5/2054	3,200,000	2,982,490
TotalEnergies Capital SA 5.638% 4/5/2064	1,200,000	1,117,289
TotalEnergies Capital USA LLC 4.857% 1/13/2036	1,500,000	1,443,024
TOTAL ENERGY		22,961,665
TOTAL FRANCE		23,466,727
GERMANY - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Deutsche Telekom International Finance BV 8.25% 6/15/2030 (b)	4,399,000	4,867,665
Financials - 0.2%
Capital Markets - 0.1%
Deutsche Bank AG/New York NY 2.311% 11/16/2027 (b)	3,500,000	3,482,740
Deutsche Bank AG/New York NY 3.729% 1/14/2032 (b)	4,300,000	3,975,790
Deutsche Bank AG/New York NY 4.469% 12/10/2031 (b)(e)	1,000,000	973,509
Deutsche Bank AG/New York NY 4.725% 2/6/2032 (b)(e)	1,200,000	1,165,593
Deutsche Bank AG/New York NY 4.875% 12/1/2032 (b)	1,600,000	1,588,294
Deutsche Bank AG/New York NY 4.95% 8/4/2031 (b)	1,900,000	1,871,676
Deutsche Bank AG/New York NY 4.999% 9/11/2030 (b)(e)	1,580,000	1,573,322
Deutsche Bank AG/New York NY 5.06% 4/14/2032 (b)	2,000,000	1,968,380
Deutsche Bank AG/New York NY 5.297% 5/9/2031 (b)	2,000,000	1,996,364
Deutsche Bank AG/New York NY 5.373% 1/10/2029 (b)	2,700,000	2,717,525
Deutsche Bank AG/New York NY 5.403% 9/11/2035 (b)(e)	1,880,000	1,840,024
Deutsche Bank AG/New York NY 5.706% 2/8/2028 (b)	1,400,000	1,406,178
Deutsche Bank AG/New York NY 6.819% 11/20/2029 (b)	4,570,000	4,744,792
Deutsche Bank AG/New York NY 7.079% 2/10/2034 (b)	1,200,000	1,266,457
		30,570,644
Financial Services - 0.1%
KfW 0% 4/18/2036 (h)	13,551,000	8,596,818
KfW 2.875% 4/3/2028	2,738,000	2,676,290
KfW 3.875% 5/15/2028	5,500,000	5,458,649
Landwirtschaftliche Rentenbank 2.5% 11/15/2027	1,576,000	1,542,588
Landwirtschaftliche Rentenbank 3.625% 10/8/2030	3,000,000	2,905,308
Landwirtschaftliche Rentenbank 5% 10/24/2033	2,490,000	2,536,565
		23,716,218
TOTAL FINANCIALS		54,286,862
TOTAL GERMANY		59,154,527
HONG KONG - 0.0%
Financials - 0.0%
Insurance - 0.0%
Prudential Funding Asia PLC 3.125% 4/14/2030	1,200,000	1,130,584
IRELAND - 0.1%
Financials - 0.1%
Consumer Finance - 0.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026	4,000,000	3,988,220
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028	5,350,000	5,138,980
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.4% 10/29/2033	2,500,000	2,181,351
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.65% 7/21/2027	802,000	796,178
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.85% 10/29/2041	2,500,000	1,951,849
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.875% 1/23/2028	2,798,000	2,763,077
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.375% 11/15/2030	4,000,000	3,882,970
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.625% 9/10/2029	3,000,000	2,966,150
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.75% 1/15/2033	2,500,000	2,402,423
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5.3% 1/19/2034	3,100,000	3,043,808
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027	1,531,000	1,546,954
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.95% 3/10/2055 (b)	1,400,000	1,437,428
TOTAL FINANCIALS		32,099,388
Materials - 0.0%
Containers & Packaging - 0.0%
Smurfit Kappa Treasury ULC 5.438% 4/3/2034	3,600,000	3,589,385
Smurfit Kappa Treasury ULC 5.777% 4/3/2054	600,000	572,388
Smurfit Westrock Financing DAC 5.185% 1/15/2036	2,500,000	2,425,039
Smurfit Westrock Financing DAC 5.418% 1/15/2035	267,000	264,556
TOTAL MATERIALS		6,851,368
TOTAL IRELAND		38,950,756
JAPAN - 0.6%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Honda Motor Co Ltd 2.534% 3/10/2027	5,000,000	4,954,055
Honda Motor Co Ltd 5.337% 7/8/2035	600,000	589,205
Toyota Motor Corp 5.053% 6/30/2035	2,900,000	2,866,839
TOTAL CONSUMER DISCRETIONARY		8,410,099
Financials - 0.6%
Banks - 0.5%
Japan Bank for International Cooperation 1.25% 1/21/2031	8,076,000	6,991,745
Japan Bank for International Cooperation 2.25% 11/4/2026	744,000	741,653
Japan Bank for International Cooperation 2.875% 6/1/2027	13,584,000	13,445,172
Japan Bank for International Cooperation 3.25% 7/20/2028	1,604,000	1,567,424
Japan Bank for International Cooperation 3.5% 10/31/2028	1,000,000	979,409
Japan Bank for International Cooperation 4.375% 1/23/2036	3,200,000	3,055,859
Japan Bank for International Cooperation 4.625% 7/2/2036	3,900,000	3,784,672
Mitsubishi UFJ Financial Group Inc 2.309% 7/20/2032 (b)	7,850,000	6,847,729
Mitsubishi UFJ Financial Group Inc 2.494% 10/13/2032 (b)	1,300,000	1,136,693
Mitsubishi UFJ Financial Group Inc 3.195% 7/18/2029	3,113,000	2,974,389
Mitsubishi UFJ Financial Group Inc 3.751% 7/18/2039	3,286,000	2,709,092
Mitsubishi UFJ Financial Group Inc 4.08% 4/19/2028 (b)	5,000,000	4,981,959
Mitsubishi UFJ Financial Group Inc 4.153% 3/7/2039	4,100,000	3,593,817
Mitsubishi UFJ Financial Group Inc 4.505% 1/14/2032 (b)	2,700,000	2,624,070
Mitsubishi UFJ Financial Group Inc 4.527% 9/12/2031 (b)	7,000,000	6,831,302
Mitsubishi UFJ Financial Group Inc 4.98% 7/24/2030 (b)	1,000,000	999,309
Mitsubishi UFJ Financial Group Inc 5.057% 1/14/2037 (b)	1,100,000	1,052,504
Mitsubishi UFJ Financial Group Inc 5.159% 4/24/2031 (b)	1,200,000	1,200,507
Mitsubishi UFJ Financial Group Inc 5.197% 1/16/2031 (b)	3,200,000	3,207,728
Mitsubishi UFJ Financial Group Inc 5.325% 4/21/2037 (b)	3,200,000	3,113,511
Mitsubishi UFJ Financial Group Inc 5.422% 2/22/2029 (b)	4,000,000	4,038,391
Mitsubishi UFJ Financial Group Inc 5.568% 7/24/2037 (b)	5,000,000	4,958,851
Mitsubishi UFJ Financial Group Inc 5.615% 4/24/2036 (b)	1,200,000	1,201,413
Mizuho Financial Group Inc 2.26% 7/9/2032 (b)	3,800,000	3,312,668
Mizuho Financial Group Inc 2.591% 5/25/2031 (b)	1,400,000	1,277,331
Mizuho Financial Group Inc 4.711% 7/8/2031 (b)	1,200,000	1,182,815
Mizuho Financial Group Inc 4.782% 7/13/2030 (b)	3,800,000	3,772,227
Mizuho Financial Group Inc 5.098% 5/13/2031 (b)	4,000,000	3,992,119
Mizuho Financial Group Inc 5.337% 7/13/2037 (b)	4,400,000	4,268,071
Mizuho Financial Group Inc 5.382% 7/10/2030 (b)	2,970,000	3,000,730
Mizuho Financial Group Inc 5.594% 7/10/2035 (b)	3,000,000	3,004,462
Mizuho Financial Group Inc 5.748% 7/6/2034 (b)	3,000,000	3,049,397
Mizuho Financial Group Inc 5.778% 7/6/2029 (b)	1,500,000	1,525,515
Sumitomo Mitsui Financial Group Inc 2.13% 7/8/2030	4,200,000	3,768,747
Sumitomo Mitsui Financial Group Inc 2.174% 1/14/2027	8,300,000	8,236,605
Sumitomo Mitsui Financial Group Inc 2.75% 1/15/2030	4,800,000	4,462,664
Sumitomo Mitsui Financial Group Inc 3.04% 7/16/2029	3,000,000	2,851,360
Sumitomo Mitsui Financial Group Inc 3.05% 1/14/2042	4,100,000	2,980,181
Sumitomo Mitsui Financial Group Inc 3.544% 1/17/2028	4,800,000	4,729,465
Sumitomo Mitsui Financial Group Inc 4.108% 1/15/2029	1,600,000	1,574,492
Sumitomo Mitsui Financial Group Inc 5.046% 1/15/2037 (b)	8,400,000	8,035,881
Sumitomo Mitsui Financial Group Inc 5.24% 4/15/2030	3,000,000	3,015,456
Sumitomo Mitsui Financial Group Inc 5.246% 7/8/2036 (b)	3,500,000	3,413,485
Sumitomo Mitsui Financial Group Inc 5.52% 1/13/2028	10,200,000	10,324,895
Sumitomo Mitsui Financial Group Inc 5.558% 7/9/2034	1,680,000	1,687,560
Sumitomo Mitsui Financial Group Inc 5.776% 7/13/2033	4,000,000	4,077,774
		169,581,099
Capital Markets - 0.1%
Nomura Holdings Inc 2.172% 7/14/2028	1,300,000	1,238,840
Nomura Holdings Inc 3.103% 1/16/2030	6,459,000	6,036,507
Nomura Holdings Inc 5.166% 7/14/2031	3,000,000	2,967,764
Nomura Holdings Inc 5.386% 7/6/2027	2,600,000	2,618,580
Nomura Holdings Inc 5.545% 7/14/2036	2,600,000	2,541,013
Nomura Holdings Inc 5.783% 7/3/2034	2,700,000	2,732,402
Nomura Holdings Inc 6.07% 7/12/2028	1,000,000	1,021,705
Nomura Holdings Inc 6.181% 1/18/2033	1,000,000	1,038,117
		20,194,928
TOTAL FINANCIALS		189,776,027
Health Care - 0.0%
Pharmaceuticals - 0.0%
Takeda Pharmaceutical Co Ltd 2.05% 3/31/2030	7,010,000	6,330,095
Takeda Pharmaceutical Co Ltd 3.025% 7/9/2040	3,356,000	2,453,106
Takeda Pharmaceutical Co Ltd 3.175% 7/9/2050	300,000	190,484
Takeda Pharmaceutical Co Ltd 5.3% 7/5/2034	2,000,000	1,982,340
Takeda Pharmaceutical Co Ltd 5.65% 7/5/2044	2,600,000	2,488,706
Takeda Pharmaceutical Co Ltd 5.8% 7/5/2064	1,600,000	1,508,479
TOTAL HEALTH CARE		14,953,210
TOTAL JAPAN		213,139,336
KOREA (SOUTH) - 0.1%
Financials - 0.1%
Banks - 0.1%
Export-Import Bank of Korea 1.125% 12/29/2026	2,000,000	1,979,824
Export-Import Bank of Korea 2.5% 6/29/2041	1,660,000	1,169,023
Export-Import Bank of Korea 3.875% 1/13/2031	1,200,000	1,161,869
Export-Import Bank of Korea 4% 9/11/2029	1,400,000	1,380,198
Export-Import Bank of Korea 4.375% 1/13/2036	1,200,000	1,138,835
Export-Import Bank of Korea 5.125% 9/18/2033	4,000,000	4,060,396
Export-Import Bank of Korea 5.25% 1/14/2035	1,700,000	1,729,163
Korea Development Bank/The 1.625% 1/19/2031	2,750,000	2,420,450
Korea Development Bank/The 2% 10/25/2031	4,500,000	3,943,151
Korea Development Bank/The 4% 1/28/2031	6,000,000	5,833,978

TOTAL KOREA (SOUTH)		24,816,887
LUXEMBOURG - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
ArcelorMittal SA 5.375% 5/19/2036	1,800,000	1,752,286
ArcelorMittal SA 6.35% 6/17/2054	1,400,000	1,437,236
ArcelorMittal SA 6.8% 11/29/2032	3,500,000	3,784,867

TOTAL LUXEMBOURG		6,974,389
MEXICO - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
America Movil SAB de CV 3.625% 4/22/2029	1,903,000	1,830,610
America Movil SAB de CV 4.375% 7/16/2042	2,510,000	2,087,893
America Movil SAB de CV 6.125% 11/15/2037	1,491,000	1,527,365
TOTAL COMMUNICATION SERVICES		5,445,868
Materials - 0.0%
Metals & Mining - 0.0%
Southern Copper Corp 5.25% 11/8/2042	1,029,000	944,571
Southern Copper Corp 5.35% 6/24/2036	2,400,000	2,327,580
Southern Copper Corp 5.875% 4/23/2045	3,510,000	3,421,548
Southern Copper Corp 7.5% 7/27/2035	1,400,000	1,575,000
TOTAL MATERIALS		8,268,699
TOTAL MEXICO		13,714,567
MULTI-NATIONAL - 0.6%
Financials - 0.6%
Banks - 0.5%
African Development Bank 4.125% 1/22/2036	3,740,000	3,555,749
Asian Development Bank 0.75% 10/8/2030	3,000,000	2,584,009
Asian Development Bank 1.875% 1/24/2030	8,574,000	7,882,732
Asian Development Bank 2.5% 11/2/2027	1,195,000	1,170,366
Asian Development Bank 2.625% 1/12/2027	1,158,000	1,151,854
Asian Development Bank 2.75% 1/19/2028	11,074,000	10,839,631
Asian Development Bank 4% 1/12/2033	6,100,000	5,894,192
Asian Development Bank 4.25% 1/14/2036	7,720,000	7,432,607
Asian Development Bank 4.375% 3/6/2029	10,890,000	10,879,771
Corp Andina de Fomento 4.125% 1/7/2028	1,583,000	1,575,861
Corp Andina de Fomento 5% 1/22/2030	700,000	707,053
Corp Andina de Fomento 5% 1/24/2029	3,930,000	3,966,388
European Investment Bank 0.75% 9/23/2030	7,250,000	6,255,774
European Investment Bank 0.875% 5/17/2030	1,760,000	1,545,758
European Investment Bank 1.25% 2/14/2031	6,300,000	5,478,583
European Investment Bank 2.375% 5/24/2027	713,000	703,655
European Investment Bank 3.625% 7/15/2030	16,270,000	15,775,808
European Investment Bank 3.75% 2/14/2033	9,300,000	8,859,293
European Investment Bank 3.75% 3/13/2031	7,500,000	7,270,919
European Investment Bank 3.75% 5/15/2029	5,000,000	4,911,602
European Investment Bank 4.125% 2/13/2034	3,000,000	2,897,422
Inter-American Development Bank 2.25% 6/18/2029	3,189,000	3,007,720
Inter-American Development Bank 2.375% 7/7/2027	1,200,000	1,180,966
Inter-American Development Bank 3.125% 9/18/2028	17,330,000	16,905,848
Inter-American Development Bank 4.125% 1/23/2036	6,900,000	6,568,448
Inter-American Development Bank 4.375% 1/24/2044	2,313,000	2,076,906
Inter-American Development Bank 4.5% 9/13/2033	4,500,000	4,460,202
		145,539,117
Capital Markets - 0.0%
Asian Infrastructure Investment Bank/The 3.875% 4/22/2031	5,000,000	4,872,461
Financial Services - 0.1%
IBRD Discount Notes 0.75% 8/26/2030	8,100,000	7,006,557
IBRD Discount Notes 0.875% 5/14/2030	3,108,000	2,730,284
IBRD Discount Notes 4% 1/10/2031	14,200,000	13,919,836
IBRD Discount Notes 4% 7/25/2030	8,500,000	8,353,997
IBRD Discount Notes 4.75% 11/14/2033	11,300,000	11,359,231
International Finance Corp 0.75% 8/27/2030	2,100,000	1,815,978
		45,185,883
TOTAL MULTI-NATIONAL		195,597,461
NETHERLANDS - 0.1%
Financials - 0.1%
Banks - 0.1%
Cooperatieve Rabobank UA 5.25% 5/24/2041	1,635,000	1,566,027
Cooperatieve Rabobank UA 5.75% 12/1/2043	1,590,000	1,529,786
Cooperatieve Rabobank UA/NY 3.743% 1/14/2028	3,000,000	2,969,078
Cooperatieve Rabobank UA/NY 4.16% 1/14/2031	5,000,000	4,871,036
Cooperatieve Rabobank UA/NY 4.322% 4/1/2029	2,500,000	2,482,219
Cooperatieve Rabobank UA/NY 4.8% 1/9/2029	3,700,000	3,712,878
Cooperatieve Rabobank UA/NY 5.119% 6/9/2036	3,000,000	2,916,397
ING Groep NV 2.727% 4/1/2032 (b)	2,300,000	2,067,126
ING Groep NV 4.017% 3/28/2028 (b)	1,800,000	1,795,144
ING Groep NV 4.252% 3/28/2033 (b)	1,000,000	951,280
ING Groep NV 5.066% 3/25/2031 (b)	3,000,000	2,993,196
ING Groep NV 5.525% 3/25/2036 (b)	1,500,000	1,488,040
ING Groep NV 5.55% 3/19/2035 (b)	3,200,000	3,200,799
TOTAL FINANCIALS		32,543,006
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
NXP BV / NXP Funding LLC / NXP USA Inc 2.5% 5/11/2031	800,000	708,875
NXP BV / NXP Funding LLC / NXP USA Inc 2.65% 2/15/2032	2,200,000	1,918,287
NXP BV / NXP Funding LLC / NXP USA Inc 3.25% 11/30/2051	800,000	502,607
NXP BV / NXP Funding LLC / NXP USA Inc 3.25% 5/11/2041	1,700,000	1,233,556
NXP BV / NXP Funding LLC / NXP USA Inc 4.3% 6/18/2029	4,080,000	4,012,136
NXP BV / NXP Funding LLC / NXP USA Inc 5.25% 8/19/2035	1,920,000	1,863,115
NXP BV / NXP Funding LLC 5.55% 12/1/2028	1,300,000	1,315,784
TOTAL INFORMATION TECHNOLOGY		11,554,360
TOTAL NETHERLANDS		44,097,366
NORWAY - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Equinor ASA 2.375% 5/22/2030	2,880,000	2,643,738
Equinor ASA 3.125% 4/6/2030	3,353,000	3,170,952
Equinor ASA 3.25% 11/18/2049	1,250,000	832,309
Equinor ASA 3.625% 9/10/2028	2,153,000	2,115,151
Equinor ASA 3.7% 4/6/2050	3,000,000	2,187,223
Equinor ASA 3.95% 5/15/2043	1,000,000	808,357
Equinor ASA 4.25% 6/2/2028	2,000,000	1,991,796
Equinor ASA 4.75% 11/14/2035	1,280,000	1,225,884
Equinor ASA 5.1% 8/17/2040	356,000	337,876

TOTAL NORWAY		15,313,286
SPAIN - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Emisiones SA 4.103% 3/8/2027	2,388,000	2,381,604
Telefonica Emisiones SA 4.665% 3/6/2038	1,050,000	931,231
Telefonica Emisiones SA 5.213% 3/8/2047	3,871,000	3,305,522
Telefonica Emisiones SA 5.52% 3/1/2049	1,600,000	1,412,002
Telefonica Emisiones SA 7.045% 6/20/2036	2,064,000	2,221,693
Telefonica Europe BV 8.25% 9/15/2030	1,000,000	1,107,680
TOTAL COMMUNICATION SERVICES		11,359,732
Financials - 0.2%
Banks - 0.2%
Banco Bilbao Vizcaya Argentaria SA 4.15% 3/3/2029	2,400,000	2,353,787
Banco Bilbao Vizcaya Argentaria SA 5.127% 3/3/2036	1,400,000	1,337,511
Banco Bilbao Vizcaya Argentaria SA 5.244% 9/3/2031	2,000,000	1,988,689
Banco Bilbao Vizcaya Argentaria SA 6.033% 3/13/2035 (b)	1,400,000	1,428,666
Banco Bilbao Vizcaya Argentaria SA 6.138% 9/14/2028 (b)	1,400,000	1,420,392
Banco Bilbao Vizcaya Argentaria SA 7.883% 11/15/2034 (b)	600,000	669,951
Banco Santander SA 1.722% 9/14/2027 (b)	7,200,000	7,192,864
Banco Santander SA 2.749% 12/3/2030	1,400,000	1,261,750
Banco Santander SA 2.958% 3/25/2031	4,400,000	3,991,873
Banco Santander SA 3.225% 11/22/2032 (b)	1,000,000	900,039
Banco Santander SA 3.8% 2/23/2028	1,000,000	986,461
Banco Santander SA 4.175% 3/24/2028 (b)	1,000,000	997,074
Banco Santander SA 4.25% 4/11/2027	2,600,000	2,597,039
Banco Santander SA 4.867% 4/15/2031	4,000,000	3,928,397
Banco Santander SA 5.294% 8/18/2027	11,400,000	11,481,731
Banco Santander SA 5.437% 4/15/2036	3,200,000	3,124,919
Banco Santander SA 5.538% 3/14/2030 (b)	2,800,000	2,833,950
Banco Santander SA 5.565% 1/17/2030	400,000	405,201
Banco Santander SA 5.624% 8/25/2034 (b)	2,000,000	1,992,065
Banco Santander SA 6.033% 1/17/2035	1,200,000	1,232,655
Banco Santander SA 6.35% 3/14/2034	1,400,000	1,444,052
Banco Santander SA 6.921% 8/8/2033	2,200,000	2,334,291
TOTAL FINANCIALS		55,903,357
TOTAL SPAIN		67,263,089
SWEDEN - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Svensk Exportkredit AB 3.625% 3/12/2029	3,000,000	2,938,847
Svensk Exportkredit AB 4.875% 10/4/2030	5,000,000	5,061,874

TOTAL SWEDEN		8,000,721
SWITZERLAND - 0.0%
Financials - 0.0%
Banks - 0.0%
UBS AG/London 4.5% 6/26/2048	2,500,000	2,087,317
Capital Markets - 0.0%
UBS Group AG 4.875% 5/15/2045	3,199,000	2,779,770
TOTAL FINANCIALS		4,867,087
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Tyco Electronics Group SA 2.5% 2/4/2032	1,500,000	1,314,471
Tyco Electronics Group SA 4.5% 2/9/2031	1,300,000	1,275,198
Tyco Electronics Group SA 4.875% 2/9/2036	1,500,000	1,428,839
Tyco Electronics Group SA 7.125% 10/1/2037	441,000	496,649
TOTAL INFORMATION TECHNOLOGY		4,515,157
TOTAL SWITZERLAND		9,382,244
UNITED KINGDOM - 0.9%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
British Telecommunications Ltd 9.625% 12/15/2030 (g)	3,618,000	4,221,976
Media - 0.0%
RELX Capital Inc 3% 5/22/2030	500,000	466,533
RELX Capital Inc 4% 3/18/2029 (e)	3,200,000	3,139,076
RELX Capital Inc 5.25% 3/27/2035 (e)	1,000,000	982,636
		4,588,245
Wireless Telecommunication Services - 0.1%
Vodafone Group PLC 4.8% 6/18/2031	5,000,000	4,911,264
Vodafone Group PLC 5% 5/30/2038	701,000	658,906
Vodafone Group PLC 5.125% 6/19/2059	3,600,000	3,028,532
Vodafone Group PLC 5.25% 5/30/2048	2,907,000	2,533,033
Vodafone Group PLC 5.35% 6/18/2036	1,000,000	969,487
Vodafone Group PLC 5.75% 2/10/2063	1,000,000	889,365
Vodafone Group PLC 5.75% 6/28/2054	2,220,000	2,021,813
Vodafone Group PLC 6.1% 6/18/2056	1,200,000	1,138,395
Vodafone Group PLC 6.15% 2/27/2037	1,838,000	1,895,253
		18,046,048
TOTAL COMMUNICATION SERVICES		26,856,269
Consumer Staples - 0.2%
Beverages - 0.0%
Diageo Capital PLC 2% 4/29/2030	2,600,000	2,345,754
Diageo Capital PLC 5.875% 9/30/2036	2,300,000	2,370,922
Diageo Investment Corp 5.125% 8/15/2030	6,800,000	6,824,355
Diageo Investment Corp 5.625% 4/15/2035	1,200,000	1,217,191
		12,758,222
Food Products - 0.0%
Unilever Capital Corp 1.375% 9/14/2030	3,597,000	3,159,480
Unilever Capital Corp 1.75% 8/12/2031	4,100,000	3,542,091
Unilever Capital Corp 4.625% 8/12/2034	2,000,000	1,938,664
		8,640,235
Tobacco - 0.2%
BAT Capital Corp 2.259% 3/25/2028	5,200,000	5,008,084
BAT Capital Corp 3.462% 9/6/2029 (e)	3,400,000	3,267,219
BAT Capital Corp 3.557% 8/15/2027	3,773,000	3,741,233
BAT Capital Corp 4.39% 8/15/2037 (e)	3,200,000	2,842,397
BAT Capital Corp 4.54% 8/15/2047	6,983,000	5,528,347
BAT Capital Corp 4.625% 3/22/2033	2,820,000	2,701,206
BAT Capital Corp 4.7% 4/2/2027	2,000,000	2,002,224
BAT Capital Corp 4.758% 9/6/2049	2,900,000	2,332,681
BAT Capital Corp 4.906% 4/2/2030 (e)	2,700,000	2,688,932
BAT Capital Corp 5.55% 8/5/2036	2,000,000	1,980,085
BAT Capital Corp 5.625% 8/15/2035 (e)	3,000,000	3,019,374
BAT Capital Corp 6.421% 8/2/2033	3,000,000	3,170,982
BAT International Finance PLC 5.931% 2/2/2029	2,460,000	2,521,750
Reynolds American Inc 5.7% 8/15/2035 (e)	1,000,000	1,008,354
Reynolds American Inc 5.85% 8/15/2045 (e)	756,000	716,910
Reynolds American Inc 7.25% 6/15/2037	1,287,000	1,425,127
		43,954,905
TOTAL CONSUMER STAPLES		65,353,362
Financials - 0.6%
Banks - 0.6%
Barclays PLC 2.279% 11/24/2027 (b)	6,857,000	6,821,885
Barclays PLC 2.894% 11/24/2032 (b)	4,700,000	4,158,595
Barclays PLC 3.33% 11/24/2042 (b)	1,000,000	719,769
Barclays PLC 3.564% 9/23/2035 (b)	2,000,000	1,858,487
Barclays PLC 4.476% 11/11/2029 (b)	2,000,000	1,977,847
Barclays PLC 4.521% 2/24/2032 (b)	300,000	289,685
Barclays PLC 4.836% 5/9/2028	1,711,000	1,707,700
Barclays PLC 4.95% 1/10/2047	3,320,000	2,832,125
Barclays PLC 4.972% 5/16/2029 (b)	759,000	759,195
Barclays PLC 5.088% 6/20/2030 (b)	1,000,000	996,176
Barclays PLC 5.207% 2/24/2037 (b)	1,000,000	948,099
Barclays PLC 5.25% 8/17/2045	998,000	903,329
Barclays PLC 5.367% 2/25/2031 (b)	2,400,000	2,409,145
Barclays PLC 5.501% 8/9/2028 (b)	1,080,000	1,087,585
Barclays PLC 5.586% 6/26/2037 (b)	5,000,000	4,866,730
Barclays PLC 5.69% 3/12/2030 (b)	6,900,000	7,003,983
Barclays PLC 5.785% 2/25/2036 (b)	2,900,000	2,894,869
Barclays PLC 5.86% 8/11/2046 (b)	1,400,000	1,337,926
Barclays PLC 6.036% 3/12/2055 (b)	300,000	296,370
Barclays PLC 6.224% 5/9/2034 (b)	1,800,000	1,858,905
Barclays PLC 6.49% 9/13/2029 (b)	3,000,000	3,082,623
Barclays PLC 7.119% 6/27/2034 (b)	1,900,000	2,036,869
Barclays PLC 7.437% 11/2/2033 (b)	5,400,000	5,922,460
HSBC Holdings PLC 2.206% 8/17/2029 (b)	5,590,000	5,311,711
HSBC Holdings PLC 2.804% 5/24/2032 (b)	5,730,000	5,124,104
HSBC Holdings PLC 2.848% 6/4/2031 (b)	1,800,000	1,656,617
HSBC Holdings PLC 2.871% 11/22/2032 (b)	3,500,000	3,096,684
HSBC Holdings PLC 4.398% 3/10/2030 (b)	11,000,000	10,828,432
HSBC Holdings PLC 4.619% 11/6/2031 (b)	6,500,000	6,348,245
HSBC Holdings PLC 4.675% 3/10/2032 (b)	7,700,000	7,500,957
HSBC Holdings PLC 4.762% 3/29/2033 (b)	2,100,000	2,014,757
HSBC Holdings PLC 5.13% 3/3/2031 (b)	1,900,000	1,895,289
HSBC Holdings PLC 5.208% 5/12/2034 (b)	2,400,000	2,348,812
HSBC Holdings PLC 5.24% 5/13/2031 (b)	2,800,000	2,804,081
HSBC Holdings PLC 5.25% 3/14/2044	1,654,000	1,508,243
HSBC Holdings PLC 5.279% 3/10/2037 (b)	1,200,000	1,153,562
HSBC Holdings PLC 5.45% 3/3/2036 (b)	1,900,000	1,868,481
HSBC Holdings PLC 5.597% 5/17/2028 (b)	1,058,000	1,064,773
HSBC Holdings PLC 5.719% 3/4/2035 (b)	500,000	502,375
HSBC Holdings PLC 5.729% 8/14/2037 (b)	5,000,000	4,954,337
HSBC Holdings PLC 5.741% 9/10/2036 (b)	1,000,000	984,825
HSBC Holdings PLC 5.79% 5/13/2036 (b)	3,160,000	3,175,680
HSBC Holdings PLC 6.1% 1/14/2042	1,400,000	1,429,575
HSBC Holdings PLC 6.254% 3/9/2034 (b)	6,200,000	6,445,833
HSBC Holdings PLC 6.332% 3/9/2044 (b)	4,300,000	4,407,493
HSBC Holdings PLC 6.5% 5/2/2036	807,000	832,872
HSBC Holdings PLC 6.5% 9/15/2037	2,564,000	2,650,475
HSBC Holdings PLC 6.8% 6/1/2038	5,300,000	5,592,701
HSBC Holdings PLC 7.39% 11/3/2028 (b)	4,700,000	4,843,173
HSBC Holdings PLC 7.399% 11/13/2034 (b)	2,100,000	2,286,348
HSBC Holdings PLC 8.113% 11/3/2033 (b)	3,700,000	4,142,692
Lloyds Banking Group PLC 4.344% 1/9/2048	2,674,000	2,107,353
Lloyds Banking Group PLC 4.375% 3/22/2028	4,000,000	3,982,754
Lloyds Banking Group PLC 4.818% 6/13/2029 (b)	3,000,000	3,001,066
Lloyds Banking Group PLC 4.943% 11/4/2036 (b)	2,000,000	1,893,157
Lloyds Banking Group PLC 4.976% 8/11/2033 (b)	2,500,000	2,449,569
Lloyds Banking Group PLC 5.087% 11/26/2028 (b)	1,200,000	1,205,265
Lloyds Banking Group PLC 5.59% 11/26/2035 (b)	1,300,000	1,298,810
Lloyds Banking Group PLC 5.668% 2/10/2047 (b)	2,000,000	1,892,262
Lloyds Banking Group PLC 5.696% 8/17/2037 (b)	2,200,000	2,180,451
Lloyds Banking Group PLC 5.721% 6/5/2030 (b)	3,100,000	3,151,510
Lloyds Banking Group PLC 5.871% 3/6/2029 (b)	4,000,000	4,064,608
Lloyds Banking Group PLC 6.068% 6/13/2036 (b)	2,042,000	2,050,724
Lloyds Banking Group PLC 7.953% 11/15/2033 (b)	1,900,000	2,109,980
NatWest Group PLC 4.445% 5/8/2030 (b)	252,000	248,254
NatWest Group PLC 4.892% 5/18/2029 (b)	2,600,000	2,603,840
NatWest Group PLC 4.964% 8/15/2030 (b)	6,100,000	6,092,728
NatWest Group PLC 5.778% 3/1/2035 (b)	2,300,000	2,330,798
NatWest Group PLC 5.808% 9/13/2029 (b)	2,100,000	2,138,508
Santander UK Group Holdings PLC 4.32% 9/22/2029 (b)	1,800,000	1,776,162
Santander UK Group Holdings PLC 5.136% 9/22/2036 (b)	1,500,000	1,421,793
Santander UK Group Holdings PLC 6.534% 1/10/2029 (b)	5,600,000	5,715,588
TOTAL FINANCIALS		207,258,664
Health Care - 0.0%
Pharmaceuticals - 0.0%
Astrazeneca Finance LLC 2.25% 5/28/2031	2,100,000	1,862,015
Astrazeneca Finance LLC 4.6% 3/2/2036 (e)	5,000,000	4,725,902
Astrazeneca Finance LLC 4.875% 3/3/2033 (e)	4,700,000	4,653,955
Astrazeneca PLC 4.375% 11/16/2045	1,344,000	1,117,851
Astrazeneca PLC 4.375% 8/17/2048	2,246,000	1,836,604
Astrazeneca PLC 6.45% 9/15/2037	579,000	624,785
TOTAL HEALTH CARE		14,821,112
Utilities - 0.0%
Multi-Utilities - 0.0%
National Grid PLC 5.418% 1/11/2034	500,000	497,936
National Grid PLC 5.809% 6/12/2033	1,300,000	1,330,885
TOTAL UTILITIES		1,828,821
TOTAL UNITED KINGDOM		316,118,228
UNITED STATES - 22.6%
Communication Services - 2.0%
Diversified Telecommunication Services - 0.9%
AT&T Inc 1.65% 2/1/2028 (e)	8,000,000	7,671,836
AT&T Inc 2.25% 2/1/2032	3,000,000	2,580,688
AT&T Inc 2.55% 12/1/2033	7,900,000	6,523,568
AT&T Inc 2.75% 6/1/2031	3,650,000	3,291,242
AT&T Inc 3.5% 6/1/2041	15,600,000	11,565,991
AT&T Inc 3.55% 9/15/2055	14,021,000	8,499,408
AT&T Inc 3.65% 6/1/2051	5,750,000	3,688,598
AT&T Inc 3.65% 9/15/2059	12,327,000	7,424,370
AT&T Inc 3.8% 2/15/2027	1,604,000	1,599,658
AT&T Inc 3.85% 6/1/2060	2,670,000	1,669,254
AT&T Inc 4.3% 2/15/2030 (e)	18,240,000	17,861,416
AT&T Inc 4.35% 3/1/2029	3,665,000	3,624,621
AT&T Inc 4.35% 6/15/2045	1,141,000	872,655
AT&T Inc 4.4% 4/30/2031 (e)	6,100,000	5,930,785
AT&T Inc 4.5% 3/9/2048	1,460,000	1,110,360
AT&T Inc 4.65% 6/1/2044	1,403,000	1,143,612
AT&T Inc 4.9% 11/1/2035	6,750,000	6,371,446
AT&T Inc 5.125% 4/30/2036	650,000	619,172
AT&T Inc 5.25% 10/30/2036	720,000	688,185
AT&T Inc 5.45% 3/1/2047	1,500,000	1,318,033
AT&T Inc 5.85% 4/30/2046	4,750,000	4,373,982
AT&T Inc 6% 4/30/2056	1,500,000	1,365,848
AT&T Inc 6.05% 8/15/2056 (e)	4,040,000	3,712,578
AT&T Inc 6.2% 10/30/2056 (e)	6,580,000	6,177,777
Comcast Corp 1.5% 2/15/2031 (e)	4,000,000	3,425,251
Comcast Corp 1.95% 1/15/2031	10,490,000	9,179,851
Comcast Corp 2.65% 2/1/2030	12,500,000	11,559,255
Comcast Corp 2.887% 11/1/2051	4,521,000	2,421,205
Comcast Corp 2.937% 11/1/2056	24,649,000	12,596,535
Comcast Corp 2.987% 11/1/2063	6,882,000	3,345,207
Comcast Corp 3.4% 4/1/2030	6,950,000	6,565,414
Comcast Corp 3.45% 2/1/2050	2,000,000	1,227,986
Comcast Corp 3.9% 3/1/2038	2,000,000	1,636,474
Comcast Corp 3.969% 11/1/2047	926,000	635,516
Comcast Corp 4% 3/1/2048	2,139,000	1,472,437
Comcast Corp 4.25% 10/15/2030	5,000,000	4,835,430
Comcast Corp 4.65% 2/15/2033 (e)	6,600,000	6,320,481
Comcast Corp 4.75% 3/1/2044	2,100,000	1,709,893
Comcast Corp 5.168% 1/15/2037 (f)	6,100,000	5,674,952
Comcast Corp 5.3% 5/15/2035 (e)	2,920,000	2,865,164
Comcast Corp 5.35% 5/15/2053 (e)	2,000,000	1,645,779
Comcast Corp 6.05% 5/15/2055 (e)	2,100,000	1,918,553
Comcast Corp 6.45% 3/15/2037 (e)	1,000,000	1,034,938
Space Exploration Technologies Corp 5.35% 7/15/2031 (f)	8,500,000	8,308,324
Space Exploration Technologies Corp 5.65% 7/15/2033 (f)	4,500,000	4,341,318
Space Exploration Technologies Corp 5.875% 7/15/2036 (f)	4,500,000	4,241,110
Space Exploration Technologies Corp 6.6% 7/15/2046 (f)	4,500,000	4,085,337
Space Exploration Technologies Corp 6.65% 7/15/2056 (e)(f)	4,500,000	4,004,984
Sprint Capital Corp 8.75% 3/15/2032	3,700,000	4,289,950
Verizon Communications Inc 1.5% 9/18/2030	3,600,000	3,145,332
Verizon Communications Inc 1.68% 10/30/2030	5,598,000	4,909,620
Verizon Communications Inc 1.75% 1/20/2031	3,900,000	3,404,903
Verizon Communications Inc 2.355% 3/15/2032 (e)	7,035,000	6,084,054
Verizon Communications Inc 2.55% 3/21/2031	4,000,000	3,598,533
Verizon Communications Inc 2.987% 10/30/2056	10,153,000	5,613,674
Verizon Communications Inc 3.15% 3/22/2030	6,772,000	6,378,577
Verizon Communications Inc 3.55% 3/22/2051	11,000,000	7,249,540
Verizon Communications Inc 3.7% 3/22/2061	1,140,000	729,566
Verizon Communications Inc 3.875% 3/1/2052 (e)	13,000,000	9,045,092
Verizon Communications Inc 4.016% 12/3/2029 (e)	10,000,000	9,743,719
Verizon Communications Inc 4.125% 3/16/2027	925,000	924,715
Verizon Communications Inc 4.272% 1/15/2036	9,027,000	8,072,389
Verizon Communications Inc 4.4% 11/1/2034	673,000	624,160
Verizon Communications Inc 4.75% 11/1/2041	178,000	156,246
Verizon Communications Inc 5% 1/15/2036	16,760,000	15,896,977
Verizon Communications Inc 5.012% 4/15/2049	205,000	170,319
Verizon Communications Inc 5.012% 8/21/2054	2,238,000	1,835,289
Verizon Communications Inc 5.5% 3/16/2047	572,000	524,629
Verizon Communications Inc 5.75% 11/30/2045	1,600,000	1,493,532
Verizon Communications Inc 5.875% 11/30/2055	4,280,000	3,944,841
Verizon Communications Inc 6.05% 5/14/2058 (b)	2,000,000	1,952,554
Verizon Communications Inc 6.2% 5/14/2056 (b)	2,000,000	1,929,973
		316,454,661
Entertainment - 0.1%
Netflix Inc 4.9% 8/15/2034 (e)	6,590,000	6,450,029
Netflix Inc 5.25% 8/15/2036 (e)	2,500,000	2,470,702
Walt Disney Co/The 2% 9/1/2029	77,000	71,435
Walt Disney Co/The 2.65% 1/13/2031	18,100,000	16,566,798
Walt Disney Co/The 2.75% 9/1/2049	4,076,000	2,433,332
Walt Disney Co/The 3.5% 5/13/2040	1,000,000	796,447
Walt Disney Co/The 3.6% 1/13/2051 (e)	3,600,000	2,513,300
Walt Disney Co/The 3.8% 5/13/2060	4,400,000	3,044,646
Walt Disney Co/The 4% 3/14/2031	9,000,000	8,695,093
Walt Disney Co/The 4.7% 3/23/2050 (e)	2,257,000	1,895,584
Walt Disney Co/The 5.4% 10/1/2043	691,000	659,636
Walt Disney Co/The 6.15% 2/15/2041	1,872,000	1,952,213
Walt Disney Co/The 6.15% 3/1/2037	705,000	749,422
		48,298,637
Interactive Media & Services - 0.6%
Alphabet Inc 1.1% 8/15/2030	2,700,000	2,347,737
Alphabet Inc 1.9% 8/15/2040	1,792,000	1,142,811
Alphabet Inc 2.05% 8/15/2050	5,300,000	2,656,294
Alphabet Inc 3.7% 2/15/2029 (e)	10,200,000	9,989,398
Alphabet Inc 3.875% 11/15/2028 (e)	9,920,000	9,789,923
Alphabet Inc 4.1% 11/15/2030	4,500,000	4,365,512
Alphabet Inc 4.1% 2/15/2031 (e)	10,300,000	9,954,217
Alphabet Inc 4.7% 11/15/2035	4,800,000	4,547,266
Alphabet Inc 4.8% 2/15/2036 (e)	8,600,000	8,188,811
Alphabet Inc 4.875% 8/15/2031	1,000,000	993,585
Alphabet Inc 5.2% 8/15/2033	5,000,000	4,982,046
Alphabet Inc 5.45% 11/15/2055	12,290,000	10,889,801
Alphabet Inc 5.45% 8/15/2036	6,000,000	5,952,713
Alphabet Inc 5.65% 2/15/2056 (e)	8,800,000	8,051,111
Alphabet Inc 6.375% 8/15/2056 (e)	9,400,000	9,458,491
Meta Platforms Inc 3.5% 8/15/2027	3,600,000	3,573,315
Meta Platforms Inc 3.85% 8/15/2032	1,600,000	1,483,696
Meta Platforms Inc 4.2% 11/15/2030	5,560,000	5,388,935
Meta Platforms Inc 4.3% 8/15/2029	3,200,000	3,175,405
Meta Platforms Inc 4.45% 8/15/2052 (e)	6,000,000	4,305,875
Meta Platforms Inc 4.55% 5/15/2031 (e)	20,200,000	19,740,845
Meta Platforms Inc 4.6% 11/15/2032	4,300,000	4,128,995
Meta Platforms Inc 4.6% 5/15/2028	1,000,000	1,001,694
Meta Platforms Inc 4.65% 8/15/2062	1,700,000	1,185,260
Meta Platforms Inc 4.75% 8/15/2034 (e)	8,300,000	7,898,256
Meta Platforms Inc 4.875% 11/15/2035 (e)	4,300,000	4,024,610
Meta Platforms Inc 4.875% 5/15/2033	4,400,000	4,249,808
Meta Platforms Inc 4.95% 5/15/2033 (e)	3,000,000	2,931,241
Meta Platforms Inc 5.25% 5/15/2036 (e)	5,000,000	4,812,146
Meta Platforms Inc 5.4% 8/15/2054	1,500,000	1,216,019
Meta Platforms Inc 5.5% 11/15/2045	4,300,000	3,731,547
Meta Platforms Inc 5.6% 5/15/2053	2,400,000	2,016,916
Meta Platforms Inc 5.625% 11/15/2055	9,300,000	7,751,235
Meta Platforms Inc 5.75% 11/15/2065	4,300,000	3,530,721
Meta Platforms Inc 5.75% 5/15/2063	3,400,000	2,803,598
Meta Platforms Inc 6.3% 5/15/2056	17,400,000	16,019,793
		198,279,626
Media - 0.2%
AppLovin Corp 5.125% 12/1/2029	1,650,000	1,652,565
AppLovin Corp 5.5% 12/1/2034 (e)	3,350,000	3,294,687
Charter Communications Operating LLC / Charter Communications Operating Capital 2.3% 2/1/2032	5,200,000	4,326,212
Charter Communications Operating LLC / Charter Communications Operating Capital 3.5% 3/1/2042	3,200,000	2,153,935
Charter Communications Operating LLC / Charter Communications Operating Capital 3.5% 6/1/2041	7,400,000	4,992,345
Charter Communications Operating LLC / Charter Communications Operating Capital 3.7% 4/1/2051	700,000	418,197
Charter Communications Operating LLC / Charter Communications Operating Capital 3.75% 2/15/2028	3,250,000	3,184,746
Charter Communications Operating LLC / Charter Communications Operating Capital 3.85% 4/1/2061	4,200,000	2,348,514
Charter Communications Operating LLC / Charter Communications Operating Capital 4.2% 3/15/2028	1,961,000	1,931,730
Charter Communications Operating LLC / Charter Communications Operating Capital 4.4% 12/1/2061	2,040,000	1,261,217
Charter Communications Operating LLC / Charter Communications Operating Capital 4.4% 4/1/2033	3,300,000	2,970,278
Charter Communications Operating LLC / Charter Communications Operating Capital 5.125% 7/1/2049	2,445,000	1,792,873
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/2047	2,900,000	2,242,845
Charter Communications Operating LLC / Charter Communications Operating Capital 5.5% 4/1/2063 (e)	2,600,000	1,910,610
Charter Communications Operating LLC / Charter Communications Operating Capital 5.75% 4/1/2048	933,000	757,221
Charter Communications Operating LLC / Charter Communications Operating Capital 5.85% 12/1/2035 (e)	1,200,000	1,127,900
Charter Communications Operating LLC / Charter Communications Operating Capital 6.1% 6/1/2029	1,000,000	1,016,959
Charter Communications Operating LLC / Charter Communications Operating Capital 6.384% 10/23/2035	2,397,000	2,336,745
Charter Communications Operating LLC / Charter Communications Operating Capital 6.484% 10/23/2045	2,036,000	1,812,129
Charter Communications Operating LLC / Charter Communications Operating Capital 6.55% 6/1/2034	2,500,000	2,496,175
Charter Communications Operating LLC / Charter Communications Operating Capital 6.65% 2/1/2034 (e)	5,000,000	5,027,128
Charter Communications Operating LLC / Charter Communications Operating Capital 6.7% 12/1/2055 (e)	2,300,000	2,087,516
Charter Communications Operating LLC / Charter Communications Operating Capital 6.834% 10/23/2055	1,300,000	1,169,331
Fox Corp 3.5% 4/8/2030 (e)	2,400,000	2,280,491
Fox Corp 4.709% 1/25/2029 (e)	5,050,000	5,026,976
Fox Corp 5.476% 1/25/2039 (e)	1,478,000	1,405,659
Fox Corp 5.576% 1/25/2049	1,660,000	1,497,635
Time Warner Cable Enterprises LLC 8.375% 7/15/2033	2,300,000	2,510,622
Time Warner Cable LLC 4.5% 9/15/2042	1,961,000	1,448,481
Time Warner Cable LLC 5.875% 11/15/2040	2,300,000	1,996,101
Time Warner Cable LLC 6.55% 5/1/2037	1,040,000	1,001,554
Time Warner Cable LLC 7.3% 7/1/2038	713,000	716,194
TWDC Enterprises 18 Corp 3% 7/30/2046	802,000	532,401
TWDC Enterprises 18 Corp 4.125% 6/1/2044	1,016,000	816,427
		71,544,399
Wireless Telecommunication Services - 0.2%
T-Mobile USA Inc 2.05% 2/15/2028	2,700,000	2,601,746
T-Mobile USA Inc 2.875% 2/15/2031	3,600,000	3,273,821
T-Mobile USA Inc 3.3% 2/15/2051	7,500,000	4,620,979
T-Mobile USA Inc 3.5% 4/15/2031	1,900,000	1,770,450
T-Mobile USA Inc 3.6% 11/15/2060	3,900,000	2,354,953
T-Mobile USA Inc 3.75% 4/15/2027	10,000,000	9,959,500
T-Mobile USA Inc 3.875% 4/15/2030	8,450,000	8,121,215
T-Mobile USA Inc 4.625% 1/15/2033	6,290,000	6,032,695
T-Mobile USA Inc 4.7% 1/15/2035	1,920,000	1,800,492
T-Mobile USA Inc 4.95% 11/15/2035	1,000,000	950,968
T-Mobile USA Inc 4.95% 3/15/2028	1,000,000	1,004,070
T-Mobile USA Inc 5% 2/15/2036	1,300,000	1,235,475
T-Mobile USA Inc 5.05% 7/15/2033 (e)	3,400,000	3,328,856
T-Mobile USA Inc 5.125% 5/15/2032 (e)	3,700,000	3,678,476
T-Mobile USA Inc 5.2% 1/15/2033	9,450,000	9,385,079
T-Mobile USA Inc 5.65% 1/15/2053 (e)	5,400,000	4,821,548
T-Mobile USA Inc 5.75% 1/15/2054 (e)	3,900,000	3,518,573
T-Mobile USA Inc 5.8% 9/15/2062	1,800,000	1,598,217
T-Mobile USA Inc 5.85% 2/15/2056 (e)	2,490,000	2,277,248
		72,334,361
TOTAL COMMUNICATION SERVICES		706,911,684
Consumer Discretionary - 1.3%
Automobile Components - 0.0%
Aptiv Swiss Holdings Ltd 3.1% 12/1/2051	3,300,000	1,941,287
Lear Corp 5.25% 5/15/2049 (e)	1,420,000	1,222,835
		3,164,122
Automobiles - 0.3%
American Honda Finance Corp 1.8% 1/13/2031	2,300,000	1,998,521
American Honda Finance Corp 2.3% 9/9/2026	891,000	890,632
American Honda Finance Corp 4.25% 9/1/2028	1,500,000	1,485,293
American Honda Finance Corp 4.45% 1/8/2031	1,200,000	1,167,189
American Honda Finance Corp 4.8% 3/5/2030	1,000,000	990,441
American Honda Finance Corp 4.85% 10/23/2031	2,020,000	1,983,837
American Honda Finance Corp 4.9% 1/10/2034	1,500,000	1,445,577
American Honda Finance Corp 5.05% 7/8/2031	3,000,000	2,975,248
American Honda Finance Corp 5.1% 1/8/2036 (e)	1,300,000	1,253,027
American Honda Finance Corp 5.125% 7/7/2028	6,300,000	6,336,396
American Honda Finance Corp 5.15% 7/9/2032 (e)	2,000,000	1,982,161
American Honda Finance Corp 5.2% 3/5/2035 (e)	960,000	937,192
Ford Motor Co 5.291% 12/8/2046 (e)	3,100,000	2,504,741
Ford Motor Co 6.1% 8/19/2032	6,860,000	6,918,819
Ford Motor Co 9.625% 4/22/2030	6,200,000	6,971,248
General Motors Co 4.2% 10/1/2027	1,000,000	994,788
General Motors Co 5% 10/1/2028	248,000	248,283
General Motors Co 5.15% 4/1/2038	1,500,000	1,390,542
General Motors Co 5.2% 4/1/2045	761,000	654,507
General Motors Co 5.4% 10/15/2029	3,800,000	3,835,208
General Motors Co 5.4% 4/1/2048 (e)	1,800,000	1,563,884
General Motors Co 5.6% 10/15/2032	1,200,000	1,213,658
General Motors Co 5.95% 4/1/2049 (e)	2,178,000	2,027,563
General Motors Co 6.6% 4/1/2036 (e)	2,041,000	2,146,459
General Motors Co 6.75% 4/1/2046 (e)	3,375,000	3,457,903
General Motors Financial Co Inc 2.35% 2/26/2027	5,700,000	5,639,860
General Motors Financial Co Inc 2.7% 6/10/2031	1,100,000	979,924
General Motors Financial Co Inc 2.7% 8/20/2027	1,000,000	982,625
General Motors Financial Co Inc 3.85% 1/5/2028	1,247,000	1,231,409
General Motors Financial Co Inc 4.35% 1/17/2027	1,425,000	1,424,436
General Motors Financial Co Inc 4.6% 1/8/2031	2,400,000	2,342,058
General Motors Financial Co Inc 5% 4/9/2027 (e)	3,300,000	3,309,484
General Motors Financial Co Inc 5.1% 9/15/2031	6,700,000	6,632,961
General Motors Financial Co Inc 5.45% 7/15/2030	4,700,000	4,745,413
General Motors Financial Co Inc 5.45% 9/6/2034	3,400,000	3,332,085
General Motors Financial Co Inc 5.6% 6/18/2031	2,600,000	2,628,705
General Motors Financial Co Inc 5.625% 4/4/2032	3,900,000	3,939,407
General Motors Financial Co Inc 5.65% 1/17/2029	3,507,000	3,555,847
		98,117,331
Broadline Retail - 0.5%
Amazon.com Inc 1.5% 6/3/2030	4,000,000	3,541,118
Amazon.com Inc 2.1% 5/12/2031 (e)	3,900,000	3,430,157
Amazon.com Inc 2.5% 6/3/2050	7,197,000	3,899,648
Amazon.com Inc 3.1% 5/12/2051	3,900,000	2,366,708
Amazon.com Inc 3.15% 8/22/2027	8,864,000	8,765,631
Amazon.com Inc 3.3% 4/13/2027	8,600,000	8,552,054
Amazon.com Inc 3.875% 8/22/2037 (e)	9,601,000	8,339,598
Amazon.com Inc 3.95% 4/13/2052	2,200,000	1,558,378
Amazon.com Inc 4% 3/13/2029	11,200,000	11,008,359
Amazon.com Inc 4.05% 8/22/2047	5,346,000	3,984,943
Amazon.com Inc 4.1% 11/20/2030	11,700,000	11,336,331
Amazon.com Inc 4.1% 4/13/2062	2,800,000	1,918,445
Amazon.com Inc 4.25% 3/13/2031 (e)	14,560,000	14,119,691
Amazon.com Inc 4.25% 8/22/2057	1,183,000	851,348
Amazon.com Inc 4.8% 12/5/2034	1,069,000	1,040,384
Amazon.com Inc 4.875% 3/13/2036	7,556,000	7,182,470
Amazon.com Inc 5.3% 7/9/2036 (e)	9,500,000	9,297,396
Amazon.com Inc 5.45% 11/20/2055	6,000,000	5,299,335
Amazon.com Inc 5.65% 3/13/2046	5,000,000	4,687,856
Amazon.com Inc 5.8% 3/13/2056	16,205,000	14,947,677
Amazon.com Inc 6.1% 7/9/2056 (e)	10,000,000	9,657,629
eBay Inc 2.7% 3/11/2030	480,000	443,421
eBay Inc 4% 7/15/2042 (e)	2,600,000	2,016,012
		138,244,589
Distributors - 0.0%
Genuine Parts Co 6.5% 11/1/2028	5,300,000	5,449,790
Diversified Consumer Services - 0.1%
American University/The 3.672% 4/1/2049	1,000,000	719,344
Cornell University 4.169% 6/15/2030	600,000	587,679
Cornell University 4.733% 6/15/2035	2,700,000	2,611,603
Duke University 2.832% 10/1/2055	850,000	508,246
George Washington University/The 4.126% 9/15/2048	3,000,000	2,332,078
George Washington University/The 4.3% 9/15/2044	356,000	291,742
Massachusetts Institute of Technology 2.989% 7/1/2050	3,250,000	2,077,919
Massachusetts Institute of Technology 3.885% 7/1/2116	504,000	327,057
Massachusetts Institute of Technology 3.959% 7/1/2038	842,000	751,675
Massachusetts Institute of Technology 5.618% 6/1/2055 (e)	3,600,000	3,532,265
Northwestern University 3.662% 12/1/2057	2,000,000	1,383,441
Northwestern University 4.643% 12/1/2044	597,000	533,356
President and Fellows of Harvard College 3.15% 7/15/2046	2,500,000	1,730,997
President and Fellows of Harvard College 3.3% 7/15/2056	865,000	554,489
President and Fellows of Harvard College 3.619% 10/1/2037	178,000	152,068
President and Fellows of Harvard College 5.259% 3/15/2036	3,700,000	3,741,744
Trustees of Columbia University in the City of New York/The 4.355% 10/1/2035	1,300,000	1,227,974
Trustees of Princeton University/The 5.7% 3/1/2039	4,178,000	4,276,413
University of Chicago/The 3% 10/1/2052	1,100,000	716,479
University of Notre Dame du Lac 3.438% 2/15/2045	593,000	444,506
University of Southern California 2.945% 10/1/2051	5,000,000	3,112,683
University of Southern California 5.25% 10/1/2111	356,000	314,319
William Marsh Rice University 3.774% 5/15/2055	340,000	245,735
		32,173,812
Hotels, Restaurants & Leisure - 0.1%
Darden Restaurants Inc 6.3% 10/10/2033	1,100,000	1,152,504
Expedia Group Inc 2.95% 3/15/2031	4,240,000	3,860,429
Las Vegas Sands Corp 6.2% 8/15/2034	2,100,000	2,123,540
Marriott International Inc/MD 3.5% 10/15/2032	4,080,000	3,702,533
Marriott International Inc/MD 4.875% 5/15/2029	2,000,000	1,999,418
Marriott International Inc/MD 5% 10/15/2027	3,000,000	3,011,058
Marriott International Inc/MD 5.25% 10/15/2035 (e)	1,850,000	1,806,160
Marriott International Inc/MD 5.35% 3/15/2035	2,280,000	2,241,395
Marriott International Inc/MD 5.5% 4/15/2037	2,280,000	2,236,824
McDonald's Corp 3.6% 7/1/2030	1,350,000	1,293,017
McDonald's Corp 3.625% 9/1/2049	6,943,000	4,822,665
McDonald's Corp 4.4% 2/12/2031	1,650,000	1,622,043
McDonald's Corp 4.45% 3/1/2047	1,013,000	818,820
McDonald's Corp 4.6% 5/26/2045	1,000,000	839,841
McDonald's Corp 4.6% 9/9/2032 (e)	3,200,000	3,148,178
McDonald's Corp 4.875% 12/9/2045	968,000	838,343
McDonald's Corp 5.45% 8/14/2053 (e)	2,600,000	2,389,440
McDonald's Corp 6.3% 3/1/2038	1,256,000	1,330,493
Metropolitan Museum of Art/The 3.4% 7/1/2045	535,000	385,495
Starbucks Corp 2.25% 3/12/2030	2,716,000	2,479,351
Starbucks Corp 2.55% 11/15/2030 (e)	2,480,000	2,252,919
Starbucks Corp 3% 2/14/2032	1,200,000	1,084,291
Starbucks Corp 3.5% 11/15/2050 (e)	3,640,000	2,435,048
Starbucks Corp 3.5% 3/1/2028	1,000,000	983,508
Starbucks Corp 4% 11/15/2028	2,547,000	2,509,368
Starbucks Corp 4.3% 6/15/2045	1,400,000	1,120,794
Starbucks Corp 4.5% 11/15/2048	260,000	208,185
		52,695,660
Household Durables - 0.0%
DR Horton Inc 1.3% 10/15/2026	1,700,000	1,694,029
DR Horton Inc 4.85% 10/15/2030	1,200,000	1,191,033
DR Horton Inc 5% 10/15/2034	1,230,000	1,189,733
DR Horton Inc 5.5% 10/15/2035	1,930,000	1,917,019
Lennar Corp 5% 6/15/2027	1,700,000	1,703,148
PulteGroup Inc 4.25% 3/1/2031	1,500,000	1,447,261
PulteGroup Inc 4.9% 3/1/2036 (e)	2,600,000	2,475,076
Toll Brothers Finance Corp 4.35% 2/15/2028	1,300,000	1,293,597
		12,910,896
Leisure Products - 0.0%
Brunswick Corp/DE 4.4% 9/15/2032 (e)	1,800,000	1,684,710
Hasbro Inc 3.55% 11/19/2026 (e)	5,340,000	5,327,403
Hasbro Inc 3.9% 11/19/2029	1,100,000	1,063,540
Hasbro Inc 6.05% 5/14/2034	1,500,000	1,543,545
Hasbro Inc 6.35% 3/15/2040 (e)	600,000	614,640
Mattel Inc 5% 11/17/2030 (e)	2,500,000	2,470,886
		12,704,724
Specialty Retail - 0.3%
AutoNation Inc 3.85% 3/1/2032 (e)	1,800,000	1,657,183
AutoNation Inc 4.45% 1/15/2029	2,200,000	2,169,339
AutoZone Inc 3.75% 6/1/2027	1,034,000	1,028,094
AutoZone Inc 4.75% 8/1/2032 (e)	2,000,000	1,949,124
AutoZone Inc 5.1% 7/15/2029 (e)	1,180,000	1,187,202
AutoZone Inc 5.4% 7/15/2034 (e)	1,230,000	1,224,550
Home Depot Inc/The 1.375% 3/15/2031 (e)	5,900,000	5,062,761
Home Depot Inc/The 2.375% 3/15/2051	2,500,000	1,344,774
Home Depot Inc/The 2.5% 4/15/2027 (e)	3,300,000	3,265,213
Home Depot Inc/The 2.8% 9/14/2027	891,000	877,419
Home Depot Inc/The 2.875% 4/15/2027	5,000,000	4,959,955
Home Depot Inc/The 2.95% 6/15/2029	4,000,000	3,825,976
Home Depot Inc/The 3.125% 12/15/2049	1,483,000	949,923
Home Depot Inc/The 3.25% 4/15/2032 (e)	5,500,000	5,052,114
Home Depot Inc/The 3.625% 4/15/2052	2,000,000	1,380,372
Home Depot Inc/The 3.9% 12/6/2028	1,027,000	1,013,807
Home Depot Inc/The 3.9% 6/15/2047	1,529,000	1,150,517
Home Depot Inc/The 4.2% 4/1/2043	281,000	232,194
Home Depot Inc/The 4.25% 4/1/2046	584,000	469,315
Home Depot Inc/The 4.5% 12/6/2048 (e)	4,879,000	3,982,356
Home Depot Inc/The 4.65% 9/15/2035 (e)	5,150,000	4,919,450
Home Depot Inc/The 4.75% 6/25/2029	2,240,000	2,246,224
Home Depot Inc/The 4.875% 2/15/2044	513,000	455,673
Home Depot Inc/The 5.3% 6/25/2054 (e)	5,820,000	5,260,831
Home Depot Inc/The 5.875% 12/16/2036	3,154,000	3,263,185
Home Depot Inc/The 5.95% 4/1/2041	1,300,000	1,327,452
Lowe's Cos Inc 1.3% 4/15/2028	2,000,000	1,895,986
Lowe's Cos Inc 1.7% 10/15/2030 (e)	3,300,000	2,895,522
Lowe's Cos Inc 3% 10/15/2050	2,500,000	1,502,740
Lowe's Cos Inc 3.65% 4/5/2029	4,409,000	4,284,985
Lowe's Cos Inc 3.7% 4/15/2046 (e)	624,000	448,184
Lowe's Cos Inc 3.75% 4/1/2032	1,000,000	930,659
Lowe's Cos Inc 3.95% 10/15/2027	3,000,000	2,979,368
Lowe's Cos Inc 4.05% 5/3/2047	2,050,000	1,535,453
Lowe's Cos Inc 4.25% 3/15/2031	9,400,000	9,093,587
Lowe's Cos Inc 4.55% 4/5/2049	1,688,000	1,344,931
Lowe's Cos Inc 4.65% 4/15/2042	1,158,000	996,905
Lowe's Cos Inc 4.85% 10/15/2035 (e)	1,000,000	951,998
Lowe's Cos Inc 5% 4/15/2040	2,280,000	2,093,764
Lowe's Cos Inc 5.125% 4/15/2050	1,200,000	1,030,817
Lowe's Cos Inc 5.15% 7/1/2033 (e)	2,000,000	1,982,355
Lowe's Cos Inc 5.625% 4/15/2053	3,000,000	2,753,332
Lowe's Cos Inc 5.75% 7/1/2053	1,514,000	1,411,890
Lowe's Cos Inc 5.85% 4/1/2063	2,100,000	1,960,788
O'Reilly Automotive Inc 3.9% 6/1/2029	3,200,000	3,122,504
O'Reilly Automotive Inc 4.7% 6/15/2032	2,300,000	2,247,588
O'Reilly Automotive Inc 5.1% 3/12/2036	1,000,000	962,602
O'Reilly Automotive Inc 5.55% 3/14/2037	1,200,000	1,187,972
TJX Cos Inc/The 1.6% 5/15/2031	5,125,000	4,415,923
		112,284,856
Textiles, Apparel & Luxury Goods - 0.0%
NIKE Inc 2.85% 3/27/2030	1,110,000	1,038,996
NIKE Inc 3.25% 3/27/2040 (e)	4,500,000	3,463,131
NIKE Inc 3.375% 11/1/2046	802,000	560,646
Tapestry Inc 5.1% 3/11/2030	1,200,000	1,199,046
Tapestry Inc 5.5% 3/11/2035	1,200,000	1,179,836
		7,441,655
TOTAL CONSUMER DISCRETIONARY		475,187,435
Consumer Staples - 1.2%
Beverages - 0.3%
Coca-Cola Co/The 1.65% 6/1/2030 (e)	12,900,000	11,565,175
Coca-Cola Co/The 2.25% 1/5/2032 (e)	5,370,000	4,742,486
Coca-Cola Co/The 2.5% 3/15/2051	1,500,000	850,043
Coca-Cola Co/The 2.5% 6/1/2040	3,700,000	2,635,152
Coca-Cola Co/The 2.6% 6/1/2050	1,500,000	881,086
Coca-Cola Co/The 2.75% 6/1/2060	1,500,000	819,972
Coca-Cola Co/The 5% 5/13/2034 (e)	4,700,000	4,724,814
Coca-Cola Co/The 5.2% 1/14/2055 (e)	5,760,000	5,248,472
Constellation Brands Inc 2.875% 5/1/2030	2,300,000	2,132,842
Constellation Brands Inc 3.15% 8/1/2029	366,000	348,565
Constellation Brands Inc 3.5% 5/9/2027	1,782,000	1,770,877
Constellation Brands Inc 4.5% 5/9/2047	1,400,000	1,123,372
Constellation Brands Inc 4.9% 5/1/2033	3,100,000	3,010,308
Constellation Brands Inc 4.95% 11/1/2035 (e)	2,400,000	2,286,326
Keurig Dr Pepper Inc 3.8% 5/1/2050	2,400,000	1,650,849
Keurig Dr Pepper Inc 4.05% 4/15/2032	4,000,000	3,749,327
Keurig Dr Pepper Inc 4.5% 4/15/2052 (e)	1,000,000	773,640
Keurig Dr Pepper Inc 4.597% 5/25/2028	3,000,000	2,989,676
Keurig Dr Pepper Inc 5.15% 5/15/2035 (e)	2,700,000	2,616,981
Molson Coors Beverage Co 4.2% 7/15/2046	3,258,000	2,494,660
Molson Coors Beverage Co 4.9% 7/8/2031	2,300,000	2,267,860
Molson Coors Beverage Co 5.5% 7/8/2036 (e)	1,400,000	1,370,669
PepsiCo Inc 1.625% 5/1/2030	3,571,000	3,198,760
PepsiCo Inc 3% 10/15/2027	45,000	44,351
PepsiCo Inc 3.875% 3/19/2060 (e)	2,400,000	1,706,576
PepsiCo Inc 4% 5/2/2047	3,200,000	2,480,903
PepsiCo Inc 4.2% 7/18/2052	2,800,000	2,170,744
PepsiCo Inc 4.25% 10/22/2044	1,069,000	886,712
PepsiCo Inc 4.3% 7/23/2030 (e)	3,200,000	3,164,306
PepsiCo Inc 4.45% 2/15/2033 (e)	5,000,000	4,884,101
PepsiCo Inc 4.45% 4/14/2046	1,034,000	867,512
PepsiCo Inc 4.65% 7/23/2032 (e)	4,300,000	4,258,339
PepsiCo Inc 5% 7/23/2035	930,000	916,178
PepsiCo Inc 5.25% 7/17/2054	570,000	525,744
Pepsico Singapore Financing I Pte Ltd 4.55% 2/16/2029	9,400,000	9,388,968
		94,546,346
Consumer Staples Distribution & Retail - 0.3%
Costco Wholesale Corp 1.375% 6/20/2027	2,000,000	1,955,658
Dollar General Corp 5% 11/1/2032 (e)	3,000,000	2,944,258
Dollar Tree Inc 3.375% 12/1/2051	1,000,000	634,374
Kroger Co/The 1.7% 1/15/2031	8,200,000	7,135,626
Kroger Co/The 2.65% 10/15/2026	508,000	506,983
Kroger Co/The 4.45% 2/1/2047 (e)	2,100,000	1,669,842
Kroger Co/The 5% 9/15/2034	1,300,000	1,256,188
Kroger Co/The 5.15% 8/1/2043 (e)	485,000	437,098
Kroger Co/The 5.4% 1/15/2049	1,161,000	1,045,237
Kroger Co/The 5.5% 9/15/2054 (e)	2,090,000	1,875,338
Kroger Co/The 5.65% 9/15/2064 (e)	2,550,000	2,281,472
Sysco Corp 2.4% 2/15/2030	2,300,000	2,104,975
Sysco Corp 2.45% 12/14/2031 (e)	3,100,000	2,717,384
Sysco Corp 3.3% 2/15/2050	1,700,000	1,084,018
Sysco Corp 5.95% 4/1/2030 (e)	5,000,000	5,124,177
Sysco Corp 6.6% 4/1/2040	2,600,000	2,705,309
Sysco Corp 6.6% 4/1/2050 (e)	2,000,000	2,033,028
Target Corp 3.9% 11/15/2047	1,549,000	1,160,987
Target Corp 4% 7/1/2042	1,247,000	1,013,595
Target Corp 4.8% 1/15/2053	1,600,000	1,366,439
Target Corp 5% 4/15/2035 (e)	1,150,000	1,126,786
Target Corp 5.25% 2/15/2036 (e)	6,450,000	6,426,820
Walmart Inc 1.8% 9/22/2031 (e)	8,300,000	7,238,158
Walmart Inc 3.625% 12/15/2047	2,215,000	1,673,293
Walmart Inc 3.7% 6/26/2028	2,192,000	2,165,197
Walmart Inc 3.9% 4/15/2028	2,000,000	1,983,895
Walmart Inc 3.95% 9/9/2027 (e)	2,000,000	1,994,126
Walmart Inc 4% 4/30/2029 (e)	10,000,000	9,870,713
Walmart Inc 4.05% 6/29/2048	4,969,000	3,929,698
Walmart Inc 4.1% 4/15/2033 (e)	2,000,000	1,914,461
Walmart Inc 4.3% 4/22/2044	1,069,000	919,329
Walmart Inc 4.5% 4/15/2053 (e)	2,800,000	2,312,416
Walmart Inc 4.75% 4/30/2036 (e)	2,000,000	1,938,743
Walmart Inc 5.25% 9/1/2035	1,540,000	1,551,401
Walmart Inc 5.625% 4/1/2040	356,000	362,341
Walmart Inc 5.625% 4/15/2041	820,000	839,709
Walmart Inc 6.5% 8/15/2037	1,475,000	1,631,620
		88,930,692
Food Products - 0.3%
Archer-Daniels-Midland Co 2.9% 3/1/2032 (e)	2,410,000	2,166,653
Archer-Daniels-Midland Co 3.25% 3/27/2030	6,980,000	6,607,368
Archer-Daniels-Midland Co 4.5% 3/15/2049	1,300,000	1,069,060
Bunge Ltd Finance Corp 2.75% 5/14/2031 (e)	2,000,000	1,806,759
Bunge Ltd Finance Corp 4.2% 9/17/2029	750,000	735,848
Bunge Ltd Finance Corp 4.65% 9/17/2034 (e)	750,000	712,876
Bunge Ltd Finance Corp 4.8% 3/19/2033	400,000	390,023
Bunge Ltd Finance Corp 5.15% 3/19/2036 (e)	2,400,000	2,324,330
Campbell's Company/The 4.55% 3/21/2031 (e)	2,850,000	2,750,085
Campbell's Company/The 4.8% 3/15/2048 (e)	2,496,000	1,960,085
Campbell's Company/The 5.4% 3/21/2034 (e)	1,800,000	1,737,150
Conagra Brands Inc 4.85% 11/1/2028	2,429,000	2,418,936
Conagra Brands Inc 5% 8/1/2030 (e)	750,000	739,955
Conagra Brands Inc 5.3% 11/1/2038 (e)	2,484,000	2,287,000
Conagra Brands Inc 5.4% 11/1/2048	324,000	275,769
General Mills Inc 2.875% 4/15/2030 (e)	2,600,000	2,416,562
General Mills Inc 3% 2/1/2051	803,000	495,027
General Mills Inc 4.2% 4/17/2028	3,066,000	3,040,684
General Mills Inc 4.875% 1/30/2030	2,350,000	2,341,765
General Mills Inc 4.95% 3/29/2033 (e)	3,500,000	3,423,402
JBS NV/JBS USA Foods Group Holdings Inc/JBS USA Food Co Holdings 3% 5/15/2032	2,000,000	1,761,512
JBS NV/JBS USA Foods Group Holdings Inc/JBS USA Food Co Holdings 5.625% 3/10/2037 (f)	1,000,000	971,795
JBS NV/JBS USA Foods Group Holdings Inc/JBS USA Food Co Holdings 5.75% 4/1/2033	10,100,000	10,243,915
JBS NV/JBS USA Foods Group Holdings Inc/JBS USA Food Co Holdings 6.25% 3/1/2056	1,730,000	1,627,324
JBS NV/JBS USA Foods Group Holdings Inc/JBS USA Food Co Holdings 6.375% 2/25/2055	1,000,000	955,258
JBS NV/JBS USA Foods Group Holdings Inc/JBS USA Food Co Holdings 6.375% 4/15/2066	1,600,000	1,500,589
JBS NV/JBS USA Foods Group Holdings Inc/JBS USA Food Co Holdings 6.4% 5/10/2057 (f)	2,300,000	2,205,815
JBS NV/JBS USA Foods Group Holdings Inc/JBS USA Food Co Holdings 7.25% 11/15/2053	2,100,000	2,220,387
JM Smucker Co 2.375% 3/15/2030	3,800,000	3,482,583
JM Smucker Co 6.5% 11/15/2043 (e)	3,700,000	3,885,325
Kellanova 4.3% 5/15/2028	1,069,000	1,062,885
Kellanova 4.5% 4/1/2046	1,300,000	1,077,693
Kraft Heinz Foods Co 3.75% 4/1/2030	2,900,000	2,775,983
Kraft Heinz Foods Co 3.875% 5/15/2027 (e)	5,172,000	5,154,668
Kraft Heinz Foods Co 5% 7/15/2035 (e)	1,700,000	1,624,466
Kraft Heinz Foods Co 5.2% 3/15/2032	6,110,000	6,093,270
Kraft Heinz Foods Co 5.2% 7/15/2045 (e)	1,070,000	929,043
Kraft Heinz Foods Co 5.4% 3/15/2035 (e)	1,790,000	1,769,888
Kraft Heinz Foods Co 5.5% 6/1/2050 (e)	2,100,000	1,855,151
Kraft Heinz Foods Co 6.875% 1/26/2039	3,300,000	3,527,586
McCormick & Co Inc/MD 4.95% 4/15/2033	1,800,000	1,761,250
Mondelez International Inc 1.875% 10/15/2032 (e)	2,000,000	1,684,602
Mondelez International Inc 2.625% 9/4/2050	1,900,000	1,097,392
Pilgrim's Pride Corp 6.25% 7/1/2033 (e)	1,453,000	1,501,365
Tyson Foods Inc 4.35% 3/1/2029	2,603,000	2,573,801
Tyson Foods Inc 5.1% 9/28/2048 (e)	3,036,000	2,642,094
		105,684,977
Household Products - 0.1%
Church & Dwight Co Inc 2.3% 12/15/2031	3,700,000	3,232,036
Colgate-Palmolive Co 3.7% 8/1/2047	1,200,000	900,691
Colgate-Palmolive Co 4% 8/15/2045	1,000,000	822,115
Kimberly-Clark Corp 1.05% 9/15/2027	3,500,000	3,384,714
Kimberly-Clark Corp 3.2% 4/25/2029	3,610,000	3,471,437
Kimberly-Clark Corp 3.2% 7/30/2046	445,000	305,910
Kimberly-Clark Corp 6.625% 8/1/2037 (e)	1,100,000	1,218,439
Procter & Gamble Co/The 2.8% 3/25/2027	4,860,000	4,823,582
Procter & Gamble Co/The 3% 3/25/2030	8,500,000	8,040,516
Procter & Gamble Co/The 4.35% 11/3/2035 (e)	5,000,000	4,729,034
		30,928,474
Personal Care Products - 0.0%
Estee Lauder Cos Inc/The 1.95% 3/15/2031	4,300,000	3,765,058
Estee Lauder Cos Inc/The 4.15% 3/15/2047	1,300,000	1,009,830
Estee Lauder Cos Inc/The 5% 2/14/2034	1,630,000	1,595,918
Estee Lauder Cos Inc/The 5.15% 5/15/2053	600,000	522,154
Kenvue Inc 4.85% 5/22/2032 (e)	1,500,000	1,485,382
Kenvue Inc 4.9% 3/22/2033	1,900,000	1,873,146
Kenvue Inc 5.05% 3/22/2028	1,900,000	1,912,085
Kenvue Inc 5.05% 3/22/2053 (e)	2,900,000	2,521,544
Kenvue Inc 5.1% 3/22/2043	1,200,000	1,100,169
		15,785,286
Tobacco - 0.2%
Altria Group Inc 2.45% 2/4/2032	2,700,000	2,348,896
Altria Group Inc 3.4% 5/6/2030 (e)	1,570,000	1,485,669
Altria Group Inc 4% 2/4/2061	1,700,000	1,125,657
Altria Group Inc 4.25% 8/9/2042	1,744,000	1,386,576
Altria Group Inc 4.5% 8/6/2030	1,000,000	983,629
Altria Group Inc 4.8% 2/14/2029	2,465,000	2,464,782
Altria Group Inc 5.375% 1/31/2044	1,000,000	899,392
Altria Group Inc 5.625% 2/6/2035 (e)	3,050,000	3,066,191
Altria Group Inc 5.8% 2/14/2039 (e)	4,740,000	4,667,970
Altria Group Inc 5.95% 2/14/2049 (e)	3,554,000	3,363,813
Philip Morris International Inc 3.375% 8/15/2029 (e)	2,800,000	2,693,150
Philip Morris International Inc 3.875% 10/27/2028	4,000,000	3,935,626
Philip Morris International Inc 3.875% 8/21/2042	860,000	678,292
Philip Morris International Inc 4% 10/29/2030	2,100,000	2,024,778
Philip Morris International Inc 4.125% 3/4/2043	5,432,000	4,392,553
Philip Morris International Inc 4.125% 4/27/2029	5,000,000	4,924,192
Philip Morris International Inc 4.625% 10/29/2035	2,000,000	1,878,862
Philip Morris International Inc 4.625% 11/1/2029	1,440,000	1,431,748
Philip Morris International Inc 4.75% 2/12/2027	16,100,000	16,132,241
Philip Morris International Inc 4.875% 11/15/2043	1,069,000	939,981
Philip Morris International Inc 4.875% 2/15/2028	2,200,000	2,208,020
Philip Morris International Inc 4.9% 11/1/2034	1,440,000	1,399,318
Philip Morris International Inc 5.125% 11/17/2027	2,300,000	2,314,881
Philip Morris International Inc 5.375% 2/15/2033	5,400,000	5,448,700
Philip Morris International Inc 5.75% 11/17/2032	1,600,000	1,647,699
Philip Morris International Inc 6.375% 5/16/2038	258,000	273,799
		74,116,415
TOTAL CONSUMER STAPLES		409,992,190
Energy - 1.6%
Energy Equipment & Services - 0.1%
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc 4.08% 12/15/2047	4,181,000	3,209,331
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc 4.35% 6/15/2031	7,750,000	7,509,276
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc 5% 6/15/2036 (e)	810,000	777,951
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc 5.85% 6/15/2056 (e)	1,760,000	1,681,414
Baker Hughes Holdings LLC 5.125% 9/15/2040	356,000	332,221
Halliburton Co 2.92% 3/1/2030	3,600,000	3,362,371
Halliburton Co 4.5% 11/15/2041	2,300,000	1,955,131
Halliburton Co 4.85% 11/15/2035	1,700,000	1,612,908
Halliburton Co 5% 11/15/2045	1,344,000	1,171,277
Halliburton Co 6.7% 9/15/2038	2,780,000	2,989,239
Halliburton Co 7.45% 9/15/2039	267,000	303,573
		24,904,692
Oil, Gas & Consumable Fuels - 1.5%
APA Corp 5.25% 2/1/2042	1,230,000	1,059,113
APA Corp 6.1% 2/15/2035	1,400,000	1,429,564
Boardwalk Pipelines LP 4.45% 7/15/2027	4,900,000	4,895,143
BP Capital Markets PLC 3.279% 9/19/2027	670,000	662,658
BP Capital Markets PLC 3.723% 11/28/2028	9,700,000	9,506,663
Cheniere Corpus Christi Holdings LLC 3.7% 11/15/2029 (e)	3,730,000	3,593,917
Cheniere Energy Inc 5.65% 4/15/2034	3,400,000	3,429,905
Cheniere Energy Inc 6% 7/30/2056 (f)	1,100,000	1,060,936
Cheniere Energy Partners LP 4.5% 10/1/2029	7,700,000	7,608,930
Cheniere Energy Partners LP 5.35% 11/30/2036 (e)(f)	2,000,000	1,945,042
Cheniere Energy Partners LP 5.95% 6/30/2033	4,200,000	4,321,891
Cheniere Energy Partners LP 6.05% 11/30/2056 (f)	1,000,000	966,039
Chevron Corp 2.236% 5/11/2030	100,000	91,521
Chevron Corp 2.978% 5/11/2040	1,300,000	980,163
Chevron Corp 3.078% 5/11/2050	1,300,000	835,865
Chevron USA Inc 4.05% 8/13/2028	6,600,000	6,553,625
Chevron USA Inc 4.2% 10/15/2049	1,100,000	837,776
Chevron USA Inc 4.95% 8/15/2047	2,459,000	2,219,870
ConocoPhillips 4.875% 10/1/2047	1,400,000	1,205,743
ConocoPhillips 5.9% 5/15/2038	2,200,000	2,274,536
ConocoPhillips 6.5% 2/1/2039	3,342,000	3,621,644
ConocoPhillips Co 4.025% 3/15/2062 (e)	2,000,000	1,396,335
ConocoPhillips Co 4.7% 1/15/2030	1,980,000	1,971,990
ConocoPhillips Co 5% 1/15/2035	2,370,000	2,325,622
ConocoPhillips Co 5.05% 9/15/2033	6,500,000	6,484,789
ConocoPhillips Co 5.5% 1/15/2055 (e)	4,590,000	4,229,982
ConocoPhillips Co 5.55% 3/15/2054	1,300,000	1,204,524
ConocoPhillips Co 5.95% 3/15/2046	1,069,000	1,070,895
Continental Resources Inc/OK 4.9% 6/1/2044	1,000,000	805,142
Devon Energy Corp 5% 6/15/2045 (e)	5,524,000	4,823,385
Devon Energy Corp 5.2% 9/15/2034	1,000,000	985,759
Devon Energy Corp 5.4% 2/15/2035 (f)	3,400,000	3,376,265
Devon Energy Corp 5.6% 7/15/2041 (e)	513,000	491,466
Devon Energy Corp 5.9% 2/15/2055 (f)	200,000	190,777
Diamondback Energy Inc 5.15% 1/30/2030	11,200,000	11,276,611
Diamondback Energy Inc 5.4% 4/18/2034	1,200,000	1,197,941
Diamondback Energy Inc 5.55% 4/1/2035	1,800,000	1,810,509
Diamondback Energy Inc 5.75% 4/18/2054 (e)	600,000	567,110
Diamondback Energy Inc 5.9% 4/18/2064	2,900,000	2,748,908
Eastern Gas Transmission & Storage Inc 3.9% 11/15/2049	2,300,000	1,622,804
Energy Transfer LP 4.55% 1/15/2031	800,000	781,998
Energy Transfer LP 4.95% 6/15/2028	1,681,000	1,685,575
Energy Transfer LP 5% 5/15/2044 (b)	1,200,000	1,023,541
Energy Transfer LP 5% 5/15/2050	900,000	737,229
Energy Transfer LP 5.15% 2/1/2043	1,800,000	1,578,927
Energy Transfer LP 5.15% 3/15/2045	1,425,000	1,233,694
Energy Transfer LP 5.2% 4/1/2030	2,500,000	2,515,137
Energy Transfer LP 5.25% 4/15/2029 (e)	3,400,000	3,429,688
Energy Transfer LP 5.3% 4/1/2044	1,034,000	918,301
Energy Transfer LP 5.4% 10/1/2047	980,000	861,411
Energy Transfer LP 5.5% 6/1/2027	9,800,000	9,850,474
Energy Transfer LP 5.7% 4/1/2035	2,500,000	2,511,200
Energy Transfer LP 5.75% 2/15/2033 (e)	3,500,000	3,571,918
Energy Transfer LP 5.8% 6/15/2038	5,730,000	5,692,635
Energy Transfer LP 5.95% 10/1/2043	1,000,000	960,103
Energy Transfer LP 5.95% 5/15/2054	1,000,000	927,295
Energy Transfer LP 6% 6/15/2048	3,656,000	3,444,956
Energy Transfer LP 6.125% 12/15/2045	4,100,000	3,950,790
Energy Transfer LP 6.25% 4/15/2049	105,000	101,749
Energy Transfer LP 6.3% 1/15/2056	3,790,000	3,694,442
Energy Transfer LP 6.625% 10/15/2036	2,600,000	2,751,726
Enterprise Products Operating LLC 3.125% 7/31/2029	1,000,000	956,005
Enterprise Products Operating LLC 3.2% 2/15/2052	1,700,000	1,075,529
Enterprise Products Operating LLC 3.3% 2/15/2053	4,600,000	2,952,435
Enterprise Products Operating LLC 3.95% 1/31/2060 (e)	3,910,000	2,724,448
Enterprise Products Operating LLC 3.95% 2/15/2027	4,613,000	4,603,066
Enterprise Products Operating LLC 4.2% 1/31/2050	2,500,000	1,927,448
Enterprise Products Operating LLC 4.25% 2/15/2048	5,564,000	4,370,458
Enterprise Products Operating LLC 4.6% 1/15/2031	5,000,000	4,929,569
Enterprise Products Operating LLC 4.8% 2/1/2049	265,000	224,538
Enterprise Products Operating LLC 4.85% 3/15/2044	891,000	783,926
Enterprise Products Operating LLC 4.85% 8/15/2042	445,000	396,906
Enterprise Products Operating LLC 4.9% 5/15/2046	763,000	664,063
Enterprise Products Operating LLC 4.95% 2/15/2035	310,000	302,654
Enterprise Products Operating LLC 5.2% 1/15/2036	500,000	490,920
Enterprise Products Operating LLC 5.35% 1/31/2033	3,000,000	3,030,245
Enterprise Products Operating LLC 5.55% 2/16/2055 (e)	310,000	289,363
Enterprise Products Operating LLC 5.7% 2/15/2042	356,000	350,329
Enterprise Products Operating LLC 6.45% 9/1/2040	1,000,000	1,060,099
Enterprise Products Operating LLC 7.55% 4/15/2038	356,000	411,411
EOG Resources Inc 5% 7/15/2032 (e)	2,000,000	1,988,786
EOG Resources Inc 5.35% 1/15/2036	3,500,000	3,463,543
EOG Resources Inc 5.65% 12/1/2054	1,610,000	1,515,158
EQT Corp 3.9% 10/1/2027	1,434,000	1,421,451
EQT Corp 4.75% 1/15/2031	1,500,000	1,473,904
EQT Corp 5.7% 4/1/2028	2,071,000	2,098,963
EQT Corp 7.5% 6/1/2030 (e)	3,900,000	4,168,176
Expand Energy Corp 5.375% 3/15/2030	6,300,000	6,321,904
Exxon Mobil Corp 3.452% 4/15/2051	8,400,000	5,760,365
Exxon Mobil Corp 3.482% 3/19/2030	12,700,000	12,222,620
Exxon Mobil Corp 3.567% 3/6/2045	1,186,000	883,252
Exxon Mobil Corp 4.227% 3/19/2040	2,310,000	2,026,514
Hess Corp 4.3% 4/1/2027	2,800,000	2,797,992
Hess Corp 5.6% 2/15/2041	606,000	597,810
Hess Corp 6% 1/15/2040	1,000,000	1,031,002
Hess Corp 7.125% 3/15/2033	2,500,000	2,766,825
HF Sinclair Corp 5.5% 9/1/2032	2,200,000	2,194,889
Kinder Morgan Energy Partners LP 4.7% 11/1/2042	677,000	577,446
Kinder Morgan Energy Partners LP 5% 3/1/2043	178,000	157,994
Kinder Morgan Energy Partners LP 5.4% 9/1/2044	2,700,000	2,467,578
Kinder Morgan Energy Partners LP 5.5% 3/1/2044	1,247,000	1,152,583
Kinder Morgan Energy Partners LP 5.625% 9/1/2041	178,000	169,977
Kinder Morgan Energy Partners LP 6.55% 9/15/2040	535,000	559,884
Kinder Morgan Inc 3.6% 2/15/2051	1,000,000	671,828
Kinder Morgan Inc 4.3% 3/1/2028	1,776,000	1,770,124
Kinder Morgan Inc 5.15% 6/1/2030	2,900,000	2,924,263
Kinder Morgan Inc 5.2% 3/1/2048	885,000	774,017
Kinder Morgan Inc 5.2% 6/1/2033 (e)	6,800,000	6,770,715
Kinder Morgan Inc 5.3% 12/1/2034	1,524,000	1,502,574
Kinder Morgan Inc 5.4% 2/1/2034	3,500,000	3,503,357
Kinder Morgan Inc 5.45% 8/1/2052	300,000	267,802
Kinder Morgan Inc 5.55% 6/1/2045	5,600,000	5,187,909
Kinder Morgan Inc 5.55% 8/1/2036	2,000,000	1,983,031
Kinder Morgan Inc 5.95% 8/1/2054 (e)	760,000	731,393
Kinder Morgan Inc 7.75% 1/15/2032	1,000,000	1,117,870
Kinder Morgan Inc 7.8% 8/1/2031 (e)	1,200,000	1,336,814
Marathon Petroleum Corp 4.5% 4/1/2048 (e)	3,210,000	2,532,271
Marathon Petroleum Corp 5.15% 3/1/2030 (e)	5,440,000	5,474,529
Marathon Petroleum Corp 5.7% 3/1/2035	1,340,000	1,353,026
Marathon Petroleum Corp 6.5% 3/1/2041	178,000	186,109
MPLX LP 4.125% 3/1/2027	1,685,000	1,684,143
MPLX LP 4.7% 4/15/2048	3,476,000	2,803,541
MPLX LP 4.8% 2/15/2029	2,638,000	2,635,187
MPLX LP 4.8% 2/15/2031	2,650,000	2,609,359
MPLX LP 5% 3/1/2033	4,000,000	3,911,961
MPLX LP 5.2% 3/1/2047 (e)	2,791,000	2,429,047
MPLX LP 5.4% 9/15/2035 (e)	6,300,000	6,171,940
MPLX LP 5.5% 2/15/2049	1,800,000	1,600,860
MPLX LP 5.65% 3/1/2053	3,100,000	2,796,272
MPLX LP 6.2% 9/15/2055 (e)	1,190,000	1,155,869
Occidental Petroleum Corp 4.4% 4/15/2046	1,000,000	805,197
Occidental Petroleum Corp 5.55% 10/1/2034 (e)	1,680,000	1,694,542
Occidental Petroleum Corp 6.05% 10/1/2054 (e)	2,730,000	2,674,493
Occidental Petroleum Corp 6.45% 9/15/2036	1,900,000	2,004,169
Occidental Petroleum Corp 6.625% 9/1/2030 (e)	3,058,000	3,207,762
Occidental Petroleum Corp 7.875% 9/15/2031	6,500,000	7,244,972
ONEOK Inc 3.95% 3/1/2050	1,590,000	1,116,605
ONEOK Inc 4.25% 9/15/2046	980,000	751,187
ONEOK Inc 4.25% 9/24/2027	660,000	658,203
ONEOK Inc 4.4% 10/15/2029	440,000	432,912
ONEOK Inc 4.45% 9/1/2049	1,110,000	865,057
ONEOK Inc 4.75% 10/15/2031	1,750,000	1,711,665
ONEOK Inc 4.95% 7/13/2047	1,043,000	868,604
ONEOK Inc 5.05% 11/1/2034	4,710,000	4,543,930
ONEOK Inc 5.2% 7/15/2048 (e)	538,000	462,384
ONEOK Inc 5.45% 6/1/2047	1,500,000	1,347,545
ONEOK Inc 5.65% 11/1/2028	900,000	915,338
ONEOK Inc 5.7% 11/1/2054	1,310,000	1,192,476
ONEOK Inc 6% 6/15/2035 (e)	1,100,000	1,120,696
ONEOK Inc 6.05% 9/1/2033	3,200,000	3,298,193
ONEOK Inc 6.1% 11/15/2032	6,000,000	6,216,429
ONEOK Inc 6.25% 10/15/2055 (e)	3,070,000	3,012,964
ONEOK Inc 6.35% 1/15/2031	5,000,000	5,216,508
ONEOK Inc 6.625% 9/1/2053 (e)	1,800,000	1,842,347
Ovintiv Inc 6.25% 7/15/2033 (e)	1,530,000	1,598,986
Ovintiv Inc 6.5% 2/1/2038	2,591,000	2,706,923
Ovintiv Inc 7.1% 7/15/2053	400,000	433,930
Phillips 66 3.9% 3/15/2028	4,400,000	4,361,632
Phillips 66 4.65% 11/15/2034 (e)	4,300,000	4,103,008
Phillips 66 4.875% 11/15/2044	178,000	154,361
Phillips 66 5.875% 5/1/2042	1,693,000	1,681,441
Phillips 66 Co 3.15% 12/15/2029	4,300,000	4,087,782
Phillips 66 Co 4.95% 3/15/2035 (e)	6,480,000	6,313,009
Phillips 66 Co 5.5% 3/15/2055	400,000	361,704
Phillips 66 Co 5.65% 6/15/2054 (e)	2,600,000	2,409,464
Pioneer Natural Resources Co 1.9% 8/15/2030	3,500,000	3,125,314
Plains All American Pipeline LP / PAA Finance Corp 3.8% 9/15/2030 (e)	4,890,000	4,659,523
Plains All American Pipeline LP / PAA Finance Corp 4.9% 2/15/2045 (e)	339,000	292,076
Plains All American Pipeline LP / PAA Finance Corp 5.6% 1/15/2036	4,409,000	4,344,429
Plains All American Pipeline LP / PAA Finance Corp 6.65% 1/15/2037	1,498,000	1,584,120
Sabine Pass Liquefaction LLC 4.5% 5/15/2030 (e)	3,200,000	3,146,012
Schlumberger Investment SA 4.55% 5/7/2031	1,500,000	1,471,022
Schlumberger Investment SA 5.15% 5/7/2036	3,380,000	3,307,392
Shell Finance US Inc 2.375% 11/7/2029	7,700,000	7,181,015
Shell Finance US Inc 3.125% 11/7/2049	3,000,000	1,937,113
Shell Finance US Inc 3.875% 11/13/2028	10,100,000	9,949,781
Shell Finance US Inc 4% 5/10/2046	713,000	552,040
Shell Finance US Inc 4.375% 5/11/2045	3,970,000	3,264,411
Shell Finance US Inc 4.55% 8/12/2043	2,800,000	2,390,739
Shell Finance US Inc 4.75% 1/6/2036 (e)	9,300,000	8,925,431
Shell Finance US Inc 6.375% 12/15/2038	748,000	800,393
Spectra Energy Partners LP 3.375% 10/15/2026	2,907,000	2,903,553
Targa Resources Corp 4.35% 1/15/2029	1,000,000	989,938
Targa Resources Corp 4.35% 4/15/2031 (e)	1,000,000	968,216
Targa Resources Corp 4.9% 9/15/2030	2,300,000	2,282,717
Targa Resources Corp 4.95% 4/15/2052	1,000,000	822,880
Targa Resources Corp 5.4% 7/30/2036	2,250,000	2,187,174
Targa Resources Corp 6.05% 5/15/2056	500,000	476,062
Targa Resources Corp 6.125% 3/15/2033	6,400,000	6,631,187
Targa Resources Corp 6.125% 5/15/2055 (e)	2,660,000	2,568,191
Targa Resources Partners LP / Targa Resources Partners Finance Corp 5% 1/15/2028 (e)	5,000,000	4,996,445
Transcontinental Gas Pipe Line Co LLC 3.25% 5/15/2030	3,970,000	3,743,063
Transcontinental Gas Pipe Line Co LLC 3.95% 5/15/2050	970,000	707,834
Transcontinental Gas Pipe Line Co LLC 4.45% 8/1/2042	2,181,000	1,832,704
Transcontinental Gas Pipe Line Co LLC 4.6% 3/15/2048	2,813,000	2,300,111
Transcontinental Gas Pipe Line Co LLC 5.1% 3/15/2036 (e)	1,700,000	1,644,496
Valero Energy Corp 2.8% 12/1/2031 (e)	2,100,000	1,874,473
Valero Energy Corp 3.4% 9/15/2026 (e)	2,720,000	2,718,709
Valero Energy Corp 4% 4/1/2029	1,836,000	1,797,040
Valero Energy Corp 4% 6/1/2052	1,200,000	860,476
Valero Energy Corp 5.15% 3/10/2036	5,000,000	4,833,596
Valero Energy Corp 6.625% 6/15/2037	966,000	1,041,965
Western Gas Partners LP 4.5% 3/1/2028 (e)	1,000,000	994,996
Western Gas Partners LP 5.45% 4/1/2044	2,500,000	2,222,225
Western Gas Partners LP 5.5% 12/15/2035	2,680,000	2,605,853
Western Gas Partners LP 5.5% 8/15/2048	900,000	780,475
Western Gas Partners LP 5.7% 7/1/2036	1,500,000	1,477,082
Williams Cos Inc/The 3.5% 11/15/2030	9,800,000	9,188,970
Williams Cos Inc/The 3.75% 6/15/2027	4,163,000	4,140,498
Williams Cos Inc/The 4.625% 6/30/2030	550,000	541,088
Williams Cos Inc/The 4.85% 3/1/2048	1,722,000	1,435,796
Williams Cos Inc/The 5.6% 3/15/2035	1,000,000	997,570
Williams Cos Inc/The 5.65% 3/15/2033	5,400,000	5,465,019
Williams Cos Inc/The 5.75% 6/24/2044	339,000	323,371
Williams Cos Inc/The 5.8% 11/15/2054	2,700,000	2,517,069
Williams Cos Inc/The 5.95% 3/15/2056 (e)	2,500,000	2,369,208
		536,739,265
TOTAL ENERGY		561,643,957
Financials - 6.2%
Banks - 2.5%
Bank of America Corp 1.898% 7/23/2031 (b)	4,200,000	3,725,120
Bank of America Corp 2.087% 6/14/2029 (b)(e)	8,400,000	8,011,040
Bank of America Corp 2.299% 7/21/2032 (b)	3,700,000	3,233,761
Bank of America Corp 2.482% 9/21/2036 (b)	1,900,000	1,638,861
Bank of America Corp 2.572% 10/20/2032 (b)	7,000,000	6,171,776
Bank of America Corp 2.651% 3/11/2032 (b)	12,800,000	11,491,314
Bank of America Corp 2.676% 6/19/2041 (b)	9,300,000	6,504,086
Bank of America Corp 2.687% 4/22/2032 (b)	5,100,000	4,569,870
Bank of America Corp 2.831% 10/24/2051 (b)	3,893,000	2,316,937
Bank of America Corp 2.884% 10/22/2030 (b)	1,100,000	1,033,138
Bank of America Corp 2.972% 7/21/2052 (b)	2,700,000	1,662,498
Bank of America Corp 3.194% 7/23/2030 (b)	2,934,000	2,795,426
Bank of America Corp 3.248% 10/21/2027 (e)	3,268,000	3,227,146
Bank of America Corp 3.419% 12/20/2028 (b)	19,130,000	18,824,874
Bank of America Corp 3.593% 7/21/2028 (b)	1,978,000	1,960,748
Bank of America Corp 3.705% 4/24/2028 (b)	1,568,000	1,559,002
Bank of America Corp 3.824% 1/20/2028 (b)	10,000,000	9,974,741
Bank of America Corp 3.974% 2/7/2030 (b)	2,521,000	2,468,200
Bank of America Corp 4.078% 4/23/2040 (b)	5,000,000	4,248,262
Bank of America Corp 4.083% 3/20/2051 (b)	9,350,000	7,060,449
Bank of America Corp 4.183% 11/25/2027	10,318,000	10,269,759
Bank of America Corp 4.25% 10/22/2026	713,000	713,003
Bank of America Corp 4.271% 7/23/2029 (b)	18,650,000	18,470,961
Bank of America Corp 4.33% 3/15/2050 (b)	2,333,000	1,835,832
Bank of America Corp 4.443% 1/20/2048 (b)	2,718,000	2,210,714
Bank of America Corp 4.456% 2/6/2032 (b)	11,200,000	10,881,207
Bank of America Corp 4.695% 4/23/2032 (b)	8,000,000	7,837,066
Bank of America Corp 4.948% 7/22/2028 (b)	2,800,000	2,807,940
Bank of America Corp 5% 1/21/2044	958,000	863,412
Bank of America Corp 5.045% 2/6/2037 (b)(e)	6,000,000	5,761,639
Bank of America Corp 5.202% 4/25/2029 (b)	2,000,000	2,013,289
Bank of America Corp 5.288% 4/25/2034 (b)(e)	1,800,000	1,791,201
Bank of America Corp 5.425% 8/15/2035 (b)	2,140,000	2,101,511
Bank of America Corp 5.464% 5/9/2036 (b)	6,470,000	6,439,344
Bank of America Corp 5.489% 4/23/2037 (b)	4,600,000	4,465,973
Bank of America Corp 5.511% 1/24/2036 (b)	3,770,000	3,765,065
Bank of America Corp 5.518% 10/25/2035 (b)	2,640,000	2,608,170
Bank of America Corp 5.744% 2/12/2036 (b)	6,000,000	5,976,846
Bank of America Corp 5.872% 9/15/2034 (b)	6,700,000	6,889,914
Bank of America Corp 5.875% 2/7/2042	409,000	411,417
Bank of America Corp 6.11% 1/29/2037	1,224,000	1,254,117
Bank of America Corp 7.75% 5/14/2038	2,324,000	2,688,165
Citibank NA 4.838% 8/6/2029 (e)	2,640,000	2,649,618
Citigroup Inc 2.561% 5/1/2032 (b)	3,000,000	2,666,225
Citigroup Inc 2.904% 11/3/2042 (b)	1,525,000	1,065,816
Citigroup Inc 3.057% 1/25/2033 (b)	4,300,000	3,845,001
Citigroup Inc 3.52% 10/27/2028 (b)	16,306,000	16,095,686
Citigroup Inc 3.668% 7/24/2028 (b)	1,351,000	1,338,934
Citigroup Inc 3.785% 3/17/2033 (b)(e)	5,600,000	5,193,060
Citigroup Inc 3.887% 1/10/2028 (b)	802,000	800,261
Citigroup Inc 3.98% 3/20/2030 (b)	5,278,000	5,154,346
Citigroup Inc 4.125% 7/25/2028	2,752,000	2,719,052
Citigroup Inc 4.3% 11/20/2026	2,984,000	2,983,349
Citigroup Inc 4.412% 3/31/2031 (b)	1,800,000	1,759,969
Citigroup Inc 4.503% 9/11/2031 (b)	3,000,000	2,927,065
Citigroup Inc 4.643% 5/7/2028 (b)	5,970,000	5,969,975
Citigroup Inc 4.65% 7/30/2045	2,930,000	2,476,928
Citigroup Inc 4.75% 5/18/2046	1,403,000	1,153,904
Citigroup Inc 4.952% 5/7/2031 (b)	18,460,000	18,347,251
Citigroup Inc 5.174% 9/11/2036 (b)	1,300,000	1,263,059
Citigroup Inc 5.3% 5/6/2044 (e)	356,000	322,018
Citigroup Inc 5.316% 3/26/2041 (b)(e)	3,530,000	3,373,461
Citigroup Inc 5.333% 3/27/2036 (b)(e)	11,200,000	11,024,823
Citigroup Inc 5.411% 9/19/2039 (b)	8,280,000	8,005,180
Citigroup Inc 5.449% 6/11/2035 (b)	3,000,000	2,990,873
Citigroup Inc 5.612% 3/4/2056 (b)(e)	1,000,000	934,736
Citigroup Inc 5.875% 1/30/2042	1,298,000	1,292,445
Citigroup Inc 5.875% 2/22/2033	2,000,000	2,040,463
Citigroup Inc 6.27% 11/17/2033 (b)(e)	2,500,000	2,621,323
Citigroup Inc 6.625% 6/15/2032	1,600,000	1,703,352
Citigroup Inc 6.675% 9/13/2043 (e)	3,800,000	4,033,355
Citigroup Inc 8.125% 7/15/2039	3,263,000	3,958,084
Citizens Financial Group Inc 2.638% 9/30/2032	337,000	285,796
Citizens Financial Group Inc 5.253% 3/5/2031 (b)(e)	2,500,000	2,500,947
Citizens Financial Group Inc 5.299% 1/29/2036 (b)	750,000	731,952
Citizens Financial Group Inc 5.641% 5/21/2037 (b)	500,000	492,673
Citizens Financial Group Inc 5.718% 7/23/2032 (b)(e)	3,420,000	3,462,072
Fifth Third Bancorp 2.55% 5/5/2027	4,300,000	4,249,758
Fifth Third Bancorp 4% 2/1/2029 (f)	2,800,000	2,732,030
Fifth Third Bancorp 4.772% 7/28/2030 (b)(e)	3,000,000	2,978,149
Fifth Third Bancorp 5.141% 1/29/2037 (b)(e)	2,600,000	2,486,972
Fifth Third Bancorp 5.631% 1/29/2032 (b)	1,300,000	1,315,605
Fifth Third Bancorp 6.339% 7/27/2029 (b)	1,100,000	1,130,473
Fifth Third Bancorp 6.361% 10/27/2028 (b)(e)	3,130,000	3,183,419
Fifth Third Bancorp 8.25% 3/1/2038	371,000	439,783
First Citizens BancShares Inc/NC 6.254% 3/12/2040 (b)(e)	1,000,000	966,886
HSBC USA Inc 4.65% 6/3/2028	6,000,000	6,001,042
Huntington Bancshares Inc/OH 4.443% 8/4/2028 (b)	2,000,000	1,993,497
Huntington Bancshares Inc/OH 4.623% 1/28/2032 (b)	5,000,000	4,858,347
Huntington Bancshares Inc/OH 5.272% 1/15/2031 (b)	3,180,000	3,187,854
Huntington Bancshares Inc/OH 5.709% 2/2/2035 (b)(e)	1,000,000	1,001,270
Huntington Bancshares Inc/OH 6.208% 8/21/2029 (b)	1,500,000	1,535,803
Huntington National Bank/The 4.552% 5/17/2028 (b)	3,900,000	3,895,232
JPMorgan Chase & Co 1.47% 9/22/2027 (b)	3,400,000	3,394,640
JPMorgan Chase & Co 1.953% 2/4/2032 (b)	10,000,000	8,738,563
JPMorgan Chase & Co 2.069% 6/1/2029 (b)	5,500,000	5,251,617
JPMorgan Chase & Co 2.525% 11/19/2041 (b)	1,200,000	815,887
JPMorgan Chase & Co 2.545% 11/8/2032 (b)	4,100,000	3,603,750
JPMorgan Chase & Co 2.58% 4/22/2032 (b)	7,281,000	6,499,089
JPMorgan Chase & Co 2.739% 10/15/2030 (b)	16,600,000	15,530,550
JPMorgan Chase & Co 2.95% 10/1/2026	4,497,000	4,493,072
JPMorgan Chase & Co 2.956% 5/13/2031 (b)	5,000,000	4,636,487
JPMorgan Chase & Co 2.963% 1/25/2033 (b)	12,800,000	11,428,122
JPMorgan Chase & Co 3.109% 4/22/2051 (b)	300,000	190,897
JPMorgan Chase & Co 3.328% 4/22/2052 (b)	1,500,000	989,107
JPMorgan Chase & Co 3.509% 1/23/2029 (b)	11,000,000	10,828,296
JPMorgan Chase & Co 3.54% 5/1/2028 (b)(e)	3,030,000	3,008,924
JPMorgan Chase & Co 3.882% 7/24/2038 (b)	2,572,000	2,208,328
JPMorgan Chase & Co 3.964% 11/15/2048 (b)	1,676,000	1,263,485
JPMorgan Chase & Co 4.005% 4/23/2029 (b)(e)	9,586,000	9,474,111
JPMorgan Chase & Co 4.125% 12/15/2026	1,047,000	1,046,813
JPMorgan Chase & Co 4.203% 7/23/2029 (b)	14,141,000	14,004,778
JPMorgan Chase & Co 4.25% 10/1/2027	5,400,000	5,389,797
JPMorgan Chase & Co 4.323% 4/26/2028 (b)	1,500,000	1,497,132
JPMorgan Chase & Co 4.347% 1/22/2032 (b)	2,600,000	2,516,401
JPMorgan Chase & Co 4.565% 6/14/2030 (b)	4,100,000	4,061,439
JPMorgan Chase & Co 4.586% 4/26/2033 (b)	8,600,000	8,328,878
JPMorgan Chase & Co 4.603% 10/22/2030 (b)	4,050,000	4,005,378
JPMorgan Chase & Co 4.81% 10/22/2036 (b)	7,000,000	6,632,655
JPMorgan Chase & Co 4.85% 2/1/2044 (e)	2,000,000	1,773,284
JPMorgan Chase & Co 4.851% 7/25/2028 (b)	6,200,000	6,214,599
JPMorgan Chase & Co 4.898% 1/22/2037 (b)	6,000,000	5,705,155
JPMorgan Chase & Co 4.946% 10/22/2035 (b)	3,041,000	2,942,748
JPMorgan Chase & Co 4.95% 6/1/2045	707,000	621,787
JPMorgan Chase & Co 4.995% 7/22/2030 (b)	5,000,000	5,003,377
JPMorgan Chase & Co 5.14% 1/24/2031 (b)	1,500,000	1,504,595
JPMorgan Chase & Co 5.148% 4/23/2037 (b)(e)	6,300,000	6,094,457
JPMorgan Chase & Co 5.294% 7/22/2035 (b)	5,000,000	4,945,533
JPMorgan Chase & Co 5.336% 1/23/2035 (b)	19,400,000	19,292,198
JPMorgan Chase & Co 5.35% 6/1/2034 (b)(e)	8,500,000	8,506,093
JPMorgan Chase & Co 5.5% 10/15/2040	1,016,000	998,111
JPMorgan Chase & Co 5.534% 11/29/2045 (b)(e)	5,400,000	5,148,322
JPMorgan Chase & Co 5.576% 7/23/2036 (b)	6,000,000	5,971,564
JPMorgan Chase & Co 5.6% 7/15/2041	267,000	262,676
JPMorgan Chase & Co 5.625% 8/16/2043	891,000	866,962
JPMorgan Chase & Co 5.766% 4/22/2035 (b)	3,000,000	3,059,071
JPMorgan Chase & Co 6.4% 5/15/2038	4,660,000	4,978,969
Keybank National Association 5% 1/26/2033 (e)	3,000,000	2,915,874
KeyCorp 4.789% 6/1/2033 (b)	1,500,000	1,445,506
KeyCorp 5.305% 1/28/2037 (b)(e)	663,000	636,690
M&T Bank Corp 5.053% 1/27/2034 (b)	900,000	874,950
M&T Bank Corp 5.385% 1/16/2036 (b)	1,600,000	1,557,433
M&T Bank Corp 7.413% 10/30/2029 (b)	1,200,000	1,259,498
Manufacturers & Traders Trust Co 4.7% 1/27/2028 (e)	4,700,000	4,701,157
Morgan Stanley Bank NA 4.447% 10/15/2027 (b)	15,700,000	15,701,393
Morgan Stanley Private Bank NA 4.204% 11/17/2028 (b)	4,600,000	4,573,914
Morgan Stanley Private Bank NA 4.734% 7/18/2031 (b)	6,600,000	6,500,353
PNC Financial Services Group Inc/The 4.626% 6/6/2033 (b)	1,100,000	1,051,522
PNC Financial Services Group Inc/The 4.812% 10/21/2032 (b)	8,000,000	7,855,092
PNC Financial Services Group Inc/The 5.222% 1/29/2031 (b)	1,160,000	1,166,443
PNC Financial Services Group Inc/The 5.354% 12/2/2028 (b)	2,250,000	2,270,496
PNC Financial Services Group Inc/The 5.373% 7/21/2036 (b)	3,600,000	3,548,153
PNC Financial Services Group Inc/The 5.463% 7/21/2037 (b)(e)	3,500,000	3,446,309
PNC Financial Services Group Inc/The 5.575% 1/29/2036 (b)	780,000	780,783
PNC Financial Services Group Inc/The 5.582% 6/12/2029 (b)	3,400,000	3,449,091
PNC Financial Services Group Inc/The 5.676% 1/22/2035 (b)	2,600,000	2,627,643
PNC Financial Services Group Inc/The 5.939% 8/18/2034 (b)	5,300,000	5,463,453
Regions Financial Corp 5.502% 9/6/2035 (b)(e)	1,800,000	1,772,503
Santander Holdings USA Inc 2.49% 1/6/2028 (b)(e)	3,800,000	3,768,423
Santander Holdings USA Inc 5.353% 9/6/2030 (b)(e)	2,000,000	2,002,896
Santander Holdings USA Inc 5.701% 6/5/2037 (b)	1,500,000	1,460,690
Santander Holdings USA Inc 5.741% 3/20/2031 (b)(e)	2,600,000	2,633,419
Santander Holdings USA Inc 6.174% 1/9/2030 (b)	1,800,000	1,838,549
Santander Holdings USA Inc 6.565% 6/12/2029 (b)	900,000	921,917
Truist Bank 4.144% 1/27/2029 (b)	2,800,000	2,775,694
Truist Financial Corp 1.125% 8/3/2027 (e)	6,000,000	5,825,983
Truist Financial Corp 3.875% 3/19/2029	5,000,000	4,877,806
Truist Financial Corp 4.597% 1/27/2032 (b)	3,200,000	3,115,385
Truist Financial Corp 4.68% 4/23/2032 (b)	1,000,000	975,324
Truist Financial Corp 4.964% 10/23/2036 (b)(e)	2,200,000	2,085,085
Truist Financial Corp 5.153% 8/5/2032 (b)	1,440,000	1,428,297
Truist Financial Corp 5.281% 4/23/2037 (b)	200,000	193,202
Truist Financial Corp 5.711% 1/24/2035 (b)(e)	5,100,000	5,129,865
Truist Financial Corp 5.867% 6/8/2034 (b)	1,200,000	1,221,051
US Bancorp 1.375% 7/22/2030	6,900,000	6,036,096
US Bancorp 3.9% 4/26/2028	5,500,000	5,438,585
US Bancorp 4.481% 1/26/2032 (b)(e)	3,280,000	3,191,932
US Bancorp 4.548% 7/22/2028 (b)	5,900,000	5,896,047
US Bancorp 4.653% 2/1/2029 (b)	3,270,000	3,265,696
US Bancorp 4.967% 7/22/2033 (b)	2,300,000	2,240,848
US Bancorp 5.033% 1/26/2037 (b)(e)	1,900,000	1,823,316
US Bancorp 5.046% 2/12/2031 (b)	1,750,000	1,747,844
US Bancorp 5.424% 2/12/2036 (b)(e)	2,790,000	2,772,551
US Bancorp 5.47% 7/27/2037 (b)(e)	4,000,000	3,955,053
US Bancorp 5.678% 1/23/2035 (b)	3,400,000	3,435,730
US Bancorp 5.775% 6/12/2029 (b)	2,100,000	2,135,508
US Bancorp 5.85% 10/21/2033 (b)	1,800,000	1,844,616
Wells Fargo & Co 3% 10/23/2026	3,624,000	3,617,859
Wells Fargo & Co 3.068% 4/30/2041 (b)	7,000,000	5,147,640
Wells Fargo & Co 3.35% 3/2/2033 (b)	6,500,000	5,898,554
Wells Fargo & Co 3.9% 5/1/2045	849,000	647,152
Wells Fargo & Co 4.078% 9/15/2029 (b)	5,000,000	4,926,071
Wells Fargo & Co 4.15% 1/24/2029 (e)	665,000	656,145
Wells Fargo & Co 4.182% 1/23/2030 (b)	2,100,000	2,065,794
Wells Fargo & Co 4.4% 6/14/2046	1,272,000	995,267
Wells Fargo & Co 4.611% 4/25/2053 (b)(e)	11,500,000	9,226,935
Wells Fargo & Co 4.75% 12/7/2046	3,496,000	2,859,855
Wells Fargo & Co 4.808% 7/25/2028 (b)	4,800,000	4,808,007
Wells Fargo & Co 4.897% 7/25/2033 (b)	3,100,000	3,032,573
Wells Fargo & Co 4.9% 1/24/2028 (b)	37,800,000	37,859,498
Wells Fargo & Co 4.9% 11/17/2045	742,000	623,409
Wells Fargo & Co 4.96% 1/23/2037 (b)(e)	2,100,000	1,999,852
Wells Fargo & Co 4.97% 4/23/2029 (b)	4,000,000	4,013,737
Wells Fargo & Co 5.013% 4/4/2051 (b)	3,840,000	3,295,646
Wells Fargo & Co 5.15% 4/23/2031 (b)	8,800,000	8,815,646
Wells Fargo & Co 5.375% 11/2/2043	5,130,000	4,664,493
Wells Fargo & Co 5.389% 4/24/2034 (b)	9,700,000	9,687,188
Wells Fargo & Co 5.433% 1/23/2047 (b)(e)	2,100,000	1,934,537
Wells Fargo & Co 5.557% 7/25/2034 (b)(e)	3,600,000	3,627,599
Wells Fargo & Co 5.574% 7/25/2029 (b)	3,150,000	3,192,953
Wells Fargo & Co 5.606% 1/15/2044	6,636,000	6,187,335
Wells Fargo & Co 6.491% 10/23/2034 (b)	6,200,000	6,573,237
		892,393,309
Capital Markets - 1.7%
Ameriprise Financial Inc 5.15% 5/15/2033	1,300,000	1,294,686
Apollo Debt Solutions BDC 6.55% 3/15/2032	2,500,000	2,513,611
Ares Capital Corp 3.2% 11/15/2031 (e)	900,000	784,388
Ares Capital Corp 5.100% 1/15/2031 (e)	1,240,000	1,194,247
Ares Capital Corp 5.25% 4/12/2031	1,000,000	967,010
Ares Capital Corp 5.5% 9/1/2030	2,540,000	2,495,926
Ares Capital Corp 5.55% 1/15/2030	2,000,000	1,980,372
Ares Capital Corp 5.8% 3/8/2032 (e)	520,000	512,490
Ares Capital Corp 5.95% 7/15/2029	2,300,000	2,316,810
Ares Capital Corp 7% 1/15/2027	1,500,000	1,511,277
Ares Management Corp 6.375% 11/10/2028 (e)	900,000	924,212
Ares Strategic Income Fund 4.85% 1/15/2029 (e)	2,000,000	1,964,679
Ares Strategic Income Fund 5.55% 4/15/2031	2,060,000	1,988,734
Ares Strategic Income Fund 5.6% 2/15/2030	3,470,000	3,409,311
Ares Strategic Income Fund 6.2% 3/21/2032	1,500,000	1,483,930
Bank of New York Mellon Corp/The 1.8% 7/28/2031 (e)	6,500,000	5,616,730
Bank of New York Mellon Corp/The 4.942% 2/11/2031 (b)	6,200,000	6,191,556
Bank of New York Mellon Corp/The 4.967% 4/26/2034 (b)	1,700,000	1,667,737
Bank of New York Mellon Corp/The 4.975% 3/14/2030 (b)(e)	3,500,000	3,513,894
Bank of New York Mellon Corp/The 5.085% 4/23/2037 (b)	2,500,000	2,420,571
Bank of New York Mellon Corp/The 5.188% 3/14/2035 (b)	1,000,000	990,132
Bank of New York Mellon Corp/The 5.316% 6/6/2036 (b)(e)	3,020,000	2,997,251
Bank of New York Mellon Corp/The 5.834% 10/25/2033 (b)(e)	2,000,000	2,062,717
Blackrock Finance Inc 1.9% 1/28/2031 (e)	5,500,000	4,867,171
Blackrock Inc 4.9% 1/8/2035	500,000	489,139
Blackrock Inc 5% 3/14/2034	2,100,000	2,078,697
Blackrock Inc 5.35% 1/8/2055	2,750,000	2,500,621
Blackstone Private Credit Fund 5.05% 9/10/2030	1,500,000	1,436,996
Blackstone Private Credit Fund 5.25% 4/1/2030	1,470,000	1,422,417
Blackstone Private Credit Fund 5.35% 3/12/2031	1,500,000	1,439,919
Blackstone Private Credit Fund 5.95% 7/16/2029	2,630,000	2,629,109
Blackstone Private Credit Fund 6% 1/29/2032 (e)	1,100,000	1,078,860
Blackstone Private Credit Fund 6% 11/22/2034 (e)	870,000	829,064
Blackstone Private Credit Fund 7.3% 11/27/2028	1,770,000	1,825,061
Blackstone Secured Lending Fund 5.3% 6/30/2030	1,000,000	970,500
Blackstone Secured Lending Fund 5.35% 4/13/2028	2,250,000	2,243,355
Blue Owl Capital Corp 2.875% 6/11/2028	4,400,000	4,182,492
Blue Owl Capital Corp 5.95% 3/15/2029	1,100,000	1,098,880
Blue Owl Credit Income Corp 4.7% 2/8/2027	6,000,000	5,979,142
Blue Owl Credit Income Corp 5.8% 3/15/2030	1,500,000	1,463,404
Blue Owl Credit Income Corp 6.6% 9/15/2029	3,000,000	3,021,548
Blue Owl Credit Income Corp 7.75% 1/15/2029	260,000	267,993
Cboe Global Markets Inc 1.625% 12/15/2030	1,600,000	1,391,181
Charles Schwab Corp/The 1.65% 3/11/2031	4,520,000	3,904,151
Charles Schwab Corp/The 2% 3/20/2028	1,600,000	1,538,170
Charles Schwab Corp/The 2.45% 3/3/2027	4,600,000	4,559,788
Charles Schwab Corp/The 3.2% 3/2/2027	5,100,000	5,075,460
Charles Schwab Corp/The 4% 2/1/2029 (e)	2,100,000	2,071,121
Charles Schwab Corp/The 4.343% 11/14/2031 (b)	600,000	583,502
Charles Schwab Corp/The 4.744% 5/21/2030 (b)	4,800,000	4,782,168
Charles Schwab Corp/The 4.914% 11/14/2036 (b)(e)	1,600,000	1,522,033
Charles Schwab Corp/The 5.493% 5/21/2037 (b)	1,800,000	1,774,431
Charles Schwab Corp/The 5.643% 5/19/2029 (b)	1,000,000	1,015,685
Charles Schwab Corp/The 5.655% 8/12/2037 (b)	2,800,000	2,790,751
Charles Schwab Corp/The 6.136% 8/24/2034 (b)	3,710,000	3,864,005
CME Group Inc 5.3% 9/15/2043	1,840,000	1,758,105
Goldman Sachs Group Inc/The 1.948% 10/21/2027 (b)	9,700,000	9,666,351
Goldman Sachs Group Inc/The 2.383% 7/21/2032 (b)	12,700,000	11,081,682
Goldman Sachs Group Inc/The 2.615% 4/22/2032 (b)	16,100,000	14,275,565
Goldman Sachs Group Inc/The 3.691% 6/5/2028 (b)	7,900,000	7,845,505
Goldman Sachs Group Inc/The 3.8% 3/15/2030	1,644,000	1,578,404
Goldman Sachs Group Inc/The 3.85% 1/26/2027	5,390,000	5,382,088
Goldman Sachs Group Inc/The 4.017% 10/31/2038 (b)	4,100,000	3,476,198
Goldman Sachs Group Inc/The 4.148% 1/21/2029 (b)	3,300,000	3,270,562
Goldman Sachs Group Inc/The 4.223% 5/1/2029 (b)	17,900,000	17,721,719
Goldman Sachs Group Inc/The 4.369% 10/21/2031 (b)	8,800,000	8,506,731
Goldman Sachs Group Inc/The 4.411% 4/23/2039 (b)	3,500,000	3,055,396
Goldman Sachs Group Inc/The 4.516% 1/21/2032 (b)	3,100,000	3,002,903
Goldman Sachs Group Inc/The 4.75% 10/21/2045	2,813,000	2,367,726
Goldman Sachs Group Inc/The 4.939% 10/21/2036 (b)	1,000,000	944,321
Goldman Sachs Group Inc/The 4.972% 6/3/2032 (b)	8,760,000	8,623,590
Goldman Sachs Group Inc/The 5.065% 1/21/2037 (b)	9,500,000	9,020,352
Goldman Sachs Group Inc/The 5.15% 5/22/2045 (e)	4,190,000	3,670,075
Goldman Sachs Group Inc/The 5.207% 1/28/2031 (b)	2,000,000	2,001,622
Goldman Sachs Group Inc/The 5.33% 7/23/2035 (b)	2,680,000	2,631,892
Goldman Sachs Group Inc/The 5.425% 6/3/2037 (b)	6,850,000	6,671,046
Goldman Sachs Group Inc/The 5.536% 1/28/2036 (b)	3,100,000	3,067,756
Goldman Sachs Group Inc/The 5.541% 1/21/2047 (b)	3,300,000	3,039,369
Goldman Sachs Group Inc/The 5.561% 11/19/2045 (b)	8,000,000	7,435,477
Goldman Sachs Group Inc/The 5.655% 7/21/2037 (b)	8,400,000	8,321,659
Goldman Sachs Group Inc/The 5.734% 1/28/2056 (b)(e)	3,100,000	2,871,867
Goldman Sachs Group Inc/The 5.851% 4/25/2035 (b)	8,000,000	8,113,301
Goldman Sachs Group Inc/The 5.95% 1/15/2027	2,674,000	2,688,913
Goldman Sachs Group Inc/The 6.125% 2/15/2033 (e)	2,400,000	2,522,097
Goldman Sachs Group Inc/The 6.484% 10/24/2029 (b)	2,700,000	2,782,752
Goldman Sachs Group Inc/The 6.75% 10/1/2037	5,170,000	5,456,291
Golub Capital BDC Inc 6% 7/15/2029 (e)	1,230,000	1,234,001
HPS Corporate Lending Fund 5.45% 11/15/2030	1,650,000	1,595,519
HPS Corporate Lending Fund 5.65% 4/2/2031 (f)	1,200,000	1,158,917
HPS Corporate Lending Fund 5.85% 6/5/2030 (e)	1,300,000	1,283,324
HPS Corporate Lending Fund 6.25% 9/30/2029 (e)	1,800,000	1,819,920
Intercontinental Exchange Inc 1.85% 9/15/2032 (e)	4,020,000	3,347,637
Intercontinental Exchange Inc 2.65% 9/15/2040	4,020,000	2,823,088
Intercontinental Exchange Inc 3% 6/15/2050	2,892,000	1,793,327
Intercontinental Exchange Inc 4% 9/15/2027	4,000,000	3,982,089
Intercontinental Exchange Inc 4.6% 3/15/2033	6,200,000	5,984,556
Intercontinental Exchange Inc 4.95% 6/15/2052 (e)	3,700,000	3,190,540
Intercontinental Exchange Inc 5.25% 6/15/2031 (e)	4,130,000	4,164,769
Intercontinental Exchange Inc 5.4% 9/1/2036 (e)	1,000,000	993,858
Jefferies Financial Group Inc 2.625% 10/15/2031 (e)	1,000,000	866,204
Jefferies Financial Group Inc 2.75% 10/15/2032	2,100,000	1,777,339
Jefferies Financial Group Inc 4.15% 1/23/2030	4,700,000	4,512,445
Jefferies Financial Group Inc 4.85% 1/15/2027	1,100,000	1,100,772
Jefferies Financial Group Inc 5.5% 2/15/2036 (e)	2,300,000	2,177,894
Jefferies Financial Group Inc 6.2% 4/14/2034	1,000,000	1,013,518
Legg Mason Inc 5.625% 1/15/2044	700,000	673,871
LPL Holdings Inc 5.15% 6/15/2030 (e)	1,770,000	1,760,081
LPL Holdings Inc 5.65% 3/15/2035	1,200,000	1,175,341
LPL Holdings Inc 6.75% 11/17/2028	1,000,000	1,035,320
Moody's Corp 2% 8/19/2031 (e)	1,100,000	959,515
Moody's Corp 4.25% 8/8/2032 (e)	1,700,000	1,627,281
Moody's Corp 4.875% 12/17/2048	2,500,000	2,121,297
Moody's Corp 5% 8/5/2034	2,450,000	2,401,508
Morgan Stanley 1.794% 2/13/2032 (b)	5,470,000	4,718,648
Morgan Stanley 2.239% 7/21/2032 (b)	16,300,000	14,134,888
Morgan Stanley 2.802% 1/25/2052 (b)	4,700,000	2,761,310
Morgan Stanley 3.591% 7/22/2028 (b)	1,515,000	1,499,703
Morgan Stanley 3.772% 1/24/2029 (b)	20,700,000	20,439,866
Morgan Stanley 3.95% 4/23/2027	8,938,000	8,912,300
Morgan Stanley 3.971% 7/22/2038 (b)	1,114,000	945,348
Morgan Stanley 4.133% 10/18/2029 (b)	1,000,000	983,996
Morgan Stanley 4.21% 4/20/2028 (b)	6,700,000	6,682,726
Morgan Stanley 4.238% 1/9/2030 (b)	6,680,000	6,569,000
Morgan Stanley 4.3% 1/27/2045	356,000	288,397
Morgan Stanley 4.356% 10/22/2031 (b)	8,000,000	7,737,484
Morgan Stanley 4.375% 1/22/2047	1,978,000	1,590,865
Morgan Stanley 4.457% 4/22/2039 (b)	5,218,000	4,640,280
Morgan Stanley 4.493% 1/16/2032 (b)	6,680,000	6,474,416
Morgan Stanley 4.654% 10/18/2030 (b)	14,000,000	13,846,598
Morgan Stanley 4.708% 3/12/2032 (b)	5,000,000	4,880,723
Morgan Stanley 4.809% 4/16/2032 (b)	8,911,000	8,724,556
Morgan Stanley 5.042% 7/19/2030 (b)	9,600,000	9,613,094
Morgan Stanley 5.073% 1/30/2037 (b)	6,000,000	5,719,990
Morgan Stanley 5.123% 2/1/2029 (b)	2,500,000	2,513,766
Morgan Stanley 5.164% 4/20/2029 (b)	1,400,000	1,409,085
Morgan Stanley 5.17% 7/14/2032 (b)(e)	8,879,000	8,812,816
Morgan Stanley 5.173% 1/16/2030 (b)	10,200,000	10,248,661
Morgan Stanley 5.25% 4/21/2034 (b)	3,500,000	3,456,832
Morgan Stanley 5.296% 4/10/2037 (b)(e)	8,000,000	7,737,348
Morgan Stanley 5.297% 4/20/2037 (b)	2,500,000	2,449,903
Morgan Stanley 5.32% 7/19/2035 (b)	3,500,000	3,446,544
Morgan Stanley 5.516% 11/19/2055 (b)(e)	9,600,000	8,785,210
Morgan Stanley 5.597% 3/24/2051 (b)	1,100,000	1,030,334
Morgan Stanley 5.942% 2/7/2039 (b)	4,300,000	4,315,512
Morgan Stanley 5.948% 1/19/2038 (b)	1,100,000	1,112,895
Morgan Stanley 6.296% 10/18/2028 (b)	2,000,000	2,036,761
Morgan Stanley 6.342% 10/18/2033 (b)	2,000,000	2,097,668
Morgan Stanley 6.375% 7/24/2042	4,662,000	4,889,887
MSCI Inc 5.25% 9/1/2035 (e)	2,120,000	2,031,853
Nasdaq Inc 1.65% 1/15/2031 (e)	3,450,000	3,002,428
Nasdaq Inc 5.35% 6/28/2028	2,900,000	2,931,601
Nasdaq Inc 5.95% 8/15/2053	2,234,000	2,174,758
Northern Trust Corp 1.95% 5/1/2030	50,000	45,140
Northern Trust Corp 4% 5/10/2027	1,100,000	1,097,987
Northern Trust Corp 6.125% 11/2/2032 (e)	1,300,000	1,363,842
Raymond James Financial Inc 4.9% 9/11/2035	1,320,000	1,254,010
Raymond James Financial Inc 5.65% 9/11/2055	1,750,000	1,621,097
S&P Global Inc 2.45% 3/1/2027 (e)	3,500,000	3,468,138
S&P Global Inc 2.9% 3/1/2032	7,100,000	6,374,630
S&P Global Inc 2.95% 3/1/2029	2,100,000	2,012,228
S&P Global Inc 3.25% 12/1/2049	2,000,000	1,316,855
S&P Global Inc 3.7% 3/1/2052 (e)	2,400,000	1,699,481
S&P Global Inc 4.8% 12/4/2035 (e)	2,120,000	2,018,760
Sixth Street Specialty Lending Inc 6.125% 3/1/2029 (e)	900,000	908,310
State Street Bank & Trust Co 5.217% 7/23/2034	3,000,000	2,991,464
State Street Corp 1.684% 11/18/2027 (b)(e)	5,652,000	5,619,412
State Street Corp 4.558% 4/23/2032 (b)	2,000,000	1,954,980
State Street Corp 4.729% 2/28/2030	2,500,000	2,492,862
State Street Corp 4.784% 10/23/2036 (b)	1,700,000	1,611,163
State Street Corp 4.821% 1/26/2034 (b)(e)	3,900,000	3,811,153
State Street Corp 4.834% 4/24/2030	970,000	971,307
State Street Corp 5.094% 4/24/2037 (b)	1,500,000	1,451,144
State Street Corp 5.146% 2/28/2036 (b)	1,700,000	1,664,723
State Street Corp 5.684% 11/21/2029 (b)	1,400,000	1,427,968
State Street Corp 6.123% 11/21/2034 (b)	600,000	622,983
		608,372,018
Consumer Finance - 0.7%
Ally Financial Inc 4.75% 6/9/2027 (e)	1,100,000	1,102,251
Ally Financial Inc 6.184% 7/26/2035 (b)(e)	2,000,000	2,003,786
Ally Financial Inc 6.848% 1/3/2030 (b)	2,700,000	2,795,290
Ally Financial Inc 6.992% 6/13/2029 (b)	1,500,000	1,546,968
Ally Financial Inc 8% 11/1/2031 (e)	1,762,000	1,933,342
American Express Co 4.05% 12/3/2042	1,243,000	1,016,390
American Express Co 4.351% 7/20/2029 (b)	4,000,000	3,972,378
American Express Co 4.42% 8/3/2033 (b)	1,000,000	956,361
American Express Co 4.444% 5/3/2030 (b)	3,120,000	3,085,137
American Express Co 4.456% 2/10/2032 (b)	5,000,000	4,865,565
American Express Co 4.804% 10/24/2036 (b)	1,700,000	1,607,209
American Express Co 4.918% 7/20/2033 (b)	3,000,000	2,947,807
American Express Co 5.098% 2/16/2028 (b)	10,561,000	10,589,762
American Express Co 5.282% 7/27/2029 (b)(e)	9,500,000	9,597,486
American Express Co 5.284% 7/26/2035 (b)	3,000,000	2,967,632
American Express Co 5.442% 1/30/2036 (b)	2,390,000	2,382,474
American Express Co 5.85% 11/5/2027	2,000,000	2,029,268
American Express Co 5.915% 4/25/2035 (b)	1,900,000	1,925,273
Capital One Financial Corp 3.75% 3/9/2027	4,135,000	4,121,656
Capital One Financial Corp 3.8% 1/31/2028	2,317,000	2,289,754
Capital One Financial Corp 4.493% 9/11/2031 (b)(e)	3,300,000	3,212,738
Capital One Financial Corp 4.927% 5/10/2028 (b)	2,400,000	2,404,169
Capital One Financial Corp 5.197% 9/11/2036 (b)	1,600,000	1,526,041
Capital One Financial Corp 5.247% 7/26/2030 (b)	4,300,000	4,320,406
Capital One Financial Corp 5.268% 5/10/2033 (b)	2,100,000	2,074,537
Capital One Financial Corp 5.399% 1/30/2037 (b)(e)	3,300,000	3,181,472
Capital One Financial Corp 5.817% 2/1/2034 (b)	1,000,000	1,010,404
Capital One Financial Corp 5.884% 7/26/2035 (b)	1,100,000	1,108,104
Capital One Financial Corp 6.051% 2/1/2035 (b)	2,300,000	2,341,053
Capital One Financial Corp 6.183% 1/30/2036 (b)	2,600,000	2,602,460
Capital One Financial Corp 6.312% 6/8/2029 (b)	2,800,000	2,866,676
Capital One Financial Corp 6.377% 6/8/2034 (b)	2,300,000	2,389,973
Ford Motor Credit Co LLC 4% 11/13/2030 (e)	4,800,000	4,490,734
Ford Motor Credit Co LLC 5.42% 4/9/2031	800,000	788,813
Ford Motor Credit Co LLC 5.73% 9/5/2030	1,600,000	1,599,227
Ford Motor Credit Co LLC 5.753% 4/6/2033 (e)	1,200,000	1,180,914
Ford Motor Credit Co LLC 5.85% 5/17/2027 (e)	18,800,000	18,916,227
Ford Motor Credit Co LLC 5.869% 10/31/2035 (e)	2,500,000	2,413,979
Ford Motor Credit Co LLC 6.467% 5/22/2036 (e)	2,400,000	2,409,063
Ford Motor Credit Co LLC 6.5% 2/7/2035 (e)	3,050,000	3,083,253
Ford Motor Credit Co LLC 6.798% 11/7/2028	3,500,000	3,606,134
Ford Motor Credit Co LLC 6.8% 5/12/2028	9,045,000	9,275,008
Ford Motor Credit Co LLC 7.122% 11/7/2033 (e)	2,400,000	2,524,811
John Deere Capital Corp 2.8% 9/8/2027	47,000	46,278
John Deere Capital Corp 3.05% 1/6/2028	5,000,000	4,912,315
John Deere Capital Corp 3.45% 3/7/2029	2,779,000	2,702,253
John Deere Capital Corp 4.125% 1/18/2029	1,400,000	1,384,902
John Deere Capital Corp 4.15% 9/15/2027	2,000,000	1,998,134
John Deere Capital Corp 4.35% 9/15/2032 (e)	2,000,000	1,939,679
John Deere Capital Corp 4.375% 10/15/2030	1,200,000	1,179,920
John Deere Capital Corp 4.375% 4/15/2031	6,200,000	6,063,443
John Deere Capital Corp 4.55% 6/5/2030 (e)	4,000,000	3,965,422
John Deere Capital Corp 4.7% 6/10/2030	5,100,000	5,083,367
John Deere Capital Corp 4.9% 3/3/2028	2,100,000	2,114,095
John Deere Capital Corp 5.05% 6/12/2034 (e)	3,740,000	3,711,901
Synchrony Financial 4.947% 2/25/2032 (b)	1,260,000	1,220,371
Synchrony Financial 5.15% 3/19/2029	5,225,000	5,209,481
Synchrony Financial 5.45% 3/6/2031 (b)	1,600,000	1,594,321
Synchrony Financial 6.276% 7/31/2037 (b)	1,500,000	1,492,529
Toyota Motor Credit Corp 1.15% 8/13/2027 (e)	7,300,000	7,085,266
Toyota Motor Credit Corp 1.65% 1/10/2031	2,100,000	1,832,692
Toyota Motor Credit Corp 1.9% 4/6/2028	1,250,000	1,200,508
Toyota Motor Credit Corp 2.15% 2/13/2030	2,000,000	1,827,484
Toyota Motor Credit Corp 3.05% 3/22/2027	2,500,000	2,484,282
Toyota Motor Credit Corp 4.05% 3/13/2029	7,500,000	7,389,813
Toyota Motor Credit Corp 4.2% 1/10/2031 (e)	1,000,000	973,656
Toyota Motor Credit Corp 4.45% 6/29/2029	2,600,000	2,580,252
Toyota Motor Credit Corp 4.55% 8/9/2029	1,120,000	1,114,262
Toyota Motor Credit Corp 4.55% 9/20/2027	1,400,000	1,401,914
Toyota Motor Credit Corp 4.6% 10/10/2031	950,000	934,174
Toyota Motor Credit Corp 4.8% 1/11/2036 (e)	1,100,000	1,055,834
Toyota Motor Credit Corp 4.8% 1/5/2034	1,500,000	1,461,029
Toyota Motor Credit Corp 5.45% 11/10/2027	8,200,000	8,294,627
Toyota Motor Credit Corp 5.55% 11/20/2030 (e)	5,900,000	6,046,301
		233,362,490
Financial Services - 0.6%
Aon Corp / Aon Global Holdings PLC 2.05% 8/23/2031	900,000	778,638
Aon Corp / Aon Global Holdings PLC 2.6% 12/2/2031	4,000,000	3,512,471
Aon Corp / Aon Global Holdings PLC 2.85% 5/28/2027	4,500,000	4,447,925
Apollo Global Management Inc 5.15% 8/12/2035	1,250,000	1,196,736
Apollo Global Management Inc 5.8% 5/21/2054 (e)	2,000,000	1,853,856
Berkshire Hathaway Inc 4.5% 2/11/2043 (e)	356,000	308,791
Blackstone Reg Finance Co LLC 4.3% 11/3/2030	1,100,000	1,069,286
Blackstone Reg Finance Co LLC 4.95% 2/15/2036 (e)	1,400,000	1,331,266
BP Capital Markets America Inc 3% 2/24/2050	5,290,000	3,308,748
BP Capital Markets America Inc 3.001% 3/17/2052	5,300,000	3,250,317
BP Capital Markets America Inc 3.017% 1/16/2027	1,693,000	1,684,819
BP Capital Markets America Inc 3.06% 6/17/2041 (e)	3,600,000	2,637,967
BP Capital Markets America Inc 3.633% 4/6/2030 (e)	7,000,000	6,727,738
BP Capital Markets America Inc 4.812% 2/13/2033	2,700,000	2,645,228
BP Capital Markets America Inc 5.227% 11/17/2034 (e)	3,600,000	3,589,115
CNH Industrial Capital LLC 4.375% 3/7/2031	1,100,000	1,062,584
CNH Industrial Capital LLC 5.5% 1/12/2029	3,440,000	3,477,236
Corebridge Financial Inc 4.4% 4/5/2052 (e)	2,000,000	1,529,974
Corebridge Financial Inc 5.75% 1/15/2034 (e)	2,800,000	2,824,004
Corebridge Financial Inc 6.875% 12/15/2052 (b)(e)	1,800,000	1,826,746
CRH SMW Finance DAC 5.125% 1/9/2030	3,000,000	3,011,666
DH Europe Finance II Sarl 2.6% 11/15/2029	1,500,000	1,401,040
DH Europe Finance II Sarl 3.25% 11/15/2039	2,600,000	2,027,328
DH Europe Finance II Sarl 3.4% 11/15/2049	1,000,000	678,037
Equitable Holdings Inc 5% 4/20/2048	2,150,000	1,799,558
Fidelity National Information Services Inc 2.25% 3/1/2031	4,000,000	3,514,199
Fidelity National Information Services Inc 4.8% 3/10/2031 (e)	5,800,000	5,680,039
Fidelity National Information Services Inc 5.625% 7/15/2052 (e)	600,000	544,083
Fiserv Inc 2.25% 6/1/2027	5,700,000	5,608,638
Fiserv Inc 3.5% 7/1/2029	2,799,000	2,681,603
Fiserv Inc 4.55% 2/15/2031 (e)	9,000,000	8,691,262
Fiserv Inc 5.25% 8/11/2035 (e)	5,400,000	5,141,542
Fiserv Inc 5.375% 8/21/2028	3,050,000	3,074,227
Fiserv Inc 5.625% 8/21/2033 (e)	2,700,000	2,673,976
Global Payments Inc 2.9% 5/15/2030	4,600,000	4,206,795
Global Payments Inc 4.5% 11/15/2028	2,000,000	1,972,216
Global Payments Inc 5.4% 8/15/2032 (e)	2,600,000	2,554,227
Global Payments Inc 5.55% 11/15/2035 (e)	4,000,000	3,819,266
Global Payments Inc 5.95% 8/15/2052	510,000	466,128
Goldman Sachs Private Credit Corp 5.875% 5/6/2028 (e)	1,130,000	1,136,518
HA Sustainable Infrastructure Capital Inc 6.75% 7/15/2035	2,000,000	2,049,857
Jackson Financial Inc 4% 11/23/2051	1,100,000	721,450
Jackson Financial Inc 6.15% 1/15/2037	1,000,000	977,940
John Deere Capital Corp 4.5% 1/8/2027	8,200,000	8,212,833
Mastercard Inc 3.8% 11/21/2046	677,000	513,335
Mastercard Inc 3.85% 3/26/2050	4,600,000	3,408,071
Mastercard Inc 4.85% 3/9/2033	1,900,000	1,882,394
Mastercard Inc 4.875% 5/9/2034 (e)	5,000,000	4,922,381
Mastercard Inc 5% 6/8/2036 (e)	2,500,000	2,432,604
National Rural Utilities Cooperative Finance Corp 4.12% 9/16/2027	9,500,000	9,470,759
National Rural Utilities Cooperative Finance Corp 4.15% 12/15/2032	5,800,000	5,468,490
National Rural Utilities Cooperative Finance Corp 5.8% 1/15/2033	1,700,000	1,755,472
PayPal Holdings Inc 2.3% 6/1/2030	5,600,000	5,116,559
PayPal Holdings Inc 2.85% 10/1/2029	3,160,000	2,977,600
PayPal Holdings Inc 3.25% 6/1/2050	1,900,000	1,207,423
PayPal Holdings Inc 5.1% 4/1/2035	1,200,000	1,154,065
PayPal Holdings Inc 5.25% 6/1/2062 (e)	1,400,000	1,175,868
Rexford Industrial Realty LP 2.125% 12/1/2030	1,300,000	1,143,452
Sixth Street Lending Partners 6.125% 7/15/2030	1,100,000	1,099,616
Sixth Street Lending Partners 6.5% 3/11/2029	1,400,000	1,420,170
Visa Inc 1.9% 4/15/2027	5,100,000	5,028,955
Visa Inc 2.05% 4/15/2030	13,400,000	12,222,095
Visa Inc 2.7% 4/15/2040	1,000,000	734,307
Visa Inc 2.75% 9/15/2027 (e)	2,125,000	2,092,158
Visa Inc 4.3% 12/14/2045	2,719,000	2,244,848
Visa Inc 4.7% 2/12/2036	5,200,000	5,014,758
Voya Financial Inc 5.05% 3/2/2036	1,200,000	1,141,400
Voya Financial Inc 5.7% 7/15/2043 (e)	668,000	637,936
Western Union Co/The 2.75% 3/15/2031 (e)	1,400,000	1,260,251
		197,232,840
Insurance - 0.7%
AFLAC Inc 3.6% 4/1/2030	4,959,000	4,734,167
AFLAC Inc 4% 10/15/2046	673,000	517,813
Allstate Corp/The 1.45% 12/15/2030	7,877,000	6,787,126
Allstate Corp/The 3.28% 12/15/2026	841,000	838,904
Allstate Corp/The 4.2% 12/15/2046 (e)	2,648,000	2,062,137
American International Group Inc 3.875% 1/15/2035	481,000	431,798
American International Group Inc 4.375% 6/30/2050 (e)	2,590,000	2,048,711
American International Group Inc 4.5% 7/16/2044	1,582,000	1,325,972
American International Group Inc 4.75% 4/1/2048	923,000	777,481
American International Group Inc 4.85% 5/7/2030	2,600,000	2,591,055
American International Group Inc 5.45% 5/7/2035	2,400,000	2,390,890
Aon Corp 2.8% 5/15/2030 (e)	1,600,000	1,476,009
Aon Global Ltd 4.6% 6/14/2044	885,000	737,566
Aon Global Ltd 4.75% 5/15/2045	1,048,000	878,081
Aon North America Inc 5.45% 3/1/2034	3,100,000	3,079,619
Aon North America Inc 5.75% 3/1/2054 (e)	4,030,000	3,716,100
Arch Capital Group Ltd 3.635% 6/30/2050	2,400,000	1,663,860
Arch Capital Group Ltd 5.25% 6/15/2036	2,200,000	2,141,805
Arch Capital Group Ltd 5.95% 6/15/2056	900,000	872,901
Arthur J Gallagher & Co 4.85% 12/15/2029 (e)	2,200,000	2,194,873
Arthur J Gallagher & Co 5.15% 2/15/2035	3,220,000	3,123,177
Arthur J Gallagher & Co 5.55% 2/15/2055 (e)	3,059,000	2,762,671
Arthur J Gallagher & Co 5.75% 3/2/2053	1,300,000	1,204,898
Arthur J Gallagher & Co 5.75% 7/15/2054	800,000	742,770
Arthur J Gallagher & Co 6.5% 2/15/2034	2,300,000	2,430,466
Assurant Inc 4.9% 3/27/2028	1,000,000	1,001,028
Assurant Inc 5.55% 2/15/2036	600,000	586,507
Athene Holding Ltd 3.45% 5/15/2052	2,100,000	1,241,398
Athene Holding Ltd 3.5% 1/15/2031	1,100,000	1,015,614
Athene Holding Ltd 3.95% 5/25/2051	1,200,000	792,488
Athene Holding Ltd 5.875% 1/15/2034	1,700,000	1,688,618
Athene Holding Ltd 6.15% 8/15/2036	2,000,000	1,978,719
Athene Holding Ltd 6.625% 10/15/2054 (b)	1,300,000	1,200,939
Athene Holding Ltd 6.625% 5/19/2055 (e)	1,040,000	977,953
Baylor Scott & White Holdings 2.839% 11/15/2050	4,000,000	2,425,521
Baylor Scott & White Holdings 3.967% 11/15/2046	445,000	347,900
Berkshire Hathaway Fin Corp 1.45% 10/15/2030 (e)	8,300,000	7,300,532
Berkshire Hathaway Fin Corp 2.85% 10/15/2050	3,200,000	1,923,765
Berkshire Hathaway Fin Corp 3.85% 3/15/2052 (e)	5,420,000	3,895,720
Berkshire Hathaway Fin Corp 4.2% 8/15/2048	2,116,000	1,650,476
Berkshire Hathaway Fin Corp 4.25% 1/15/2049	1,528,000	1,192,620
Berkshire Hathaway Fin Corp 4.4% 5/15/2042	2,500,000	2,151,010
Berkshire Hathaway Fin Corp 5.75% 1/15/2040	891,000	918,347
Brighthouse Financial Inc 3.7% 6/22/2027 (e)	1,090,000	1,076,600
Brighthouse Financial Inc 3.85% 12/22/2051	1,800,000	959,161
Brown & Brown Inc 4.7% 6/23/2028	2,030,000	2,024,325
Brown & Brown Inc 4.9% 6/23/2030 (e)	2,880,000	2,847,471
Brown & Brown Inc 4.95% 3/17/2052 (e)	1,000,000	804,861
Brown & Brown Inc 5.55% 6/23/2035	3,000,000	2,930,890
Brown & Brown Inc 6.25% 6/23/2055 (e)	970,000	931,998
Chubb INA Holdings LLC 1.375% 9/15/2030	6,000,000	5,220,569
Chubb INA Holdings LLC 3.05% 12/15/2061	700,000	399,993
Chubb INA Holdings LLC 4.35% 11/3/2045 (e)	713,000	587,132
Chubb INA Holdings LLC 4.9% 8/15/2035	1,900,000	1,826,958
Chubb INA Holdings LLC 5% 3/15/2034	3,000,000	2,942,315
Chubb INA Holdings LLC 5.3% 5/20/2036	2,900,000	2,855,044
Chubb INA Holdings LLC 6% 5/11/2037	983,000	1,017,770
Chubb INA Holdings LLC 6.5% 5/15/2038	626,000	678,237
Chubb INA Holdings LLC 6.7% 5/15/2036	1,100,000	1,198,816
CNA Financial Corp 3.45% 8/15/2027	4,700,000	4,655,194
CNA Financial Corp 5.2% 8/15/2035 (e)	510,000	490,296
CNA Financial Corp 5.5% 6/15/2033	1,000,000	996,486
First American Financial Corp 5.45% 9/30/2034	1,300,000	1,256,205
Globe Life Inc 4.8% 6/15/2032	1,000,000	969,939
Hartford Insurance Group Inc/The 2.8% 8/19/2029	1,256,000	1,188,151
Hartford Insurance Group Inc/The 3.6% 8/19/2049	1,107,000	768,634
Hartford Insurance Group Inc/The 4.4% 3/15/2048	1,731,000	1,389,691
Lincoln National Corp 3.625% 12/12/2026	1,069,000	1,068,534
Lincoln National Corp 5.35% 11/15/2035 (e)	400,000	383,307
Lincoln National Corp 7% 6/15/2040	2,000,000	2,120,140
Markel Group Inc 3.35% 9/17/2029	1,600,000	1,525,248
Markel Group Inc 5% 5/20/2049	1,700,000	1,437,158
Markel Group Inc 6% 5/16/2054	1,200,000	1,140,685
Marsh & McLennan Cos Inc 2.375% 12/15/2031	2,200,000	1,922,914
Marsh & McLennan Cos Inc 4.2% 3/1/2048	868,000	672,553
Marsh & McLennan Cos Inc 4.35% 1/30/2047	499,000	398,162
Marsh & McLennan Cos Inc 4.65% 3/15/2030 (e)	3,000,000	2,976,775
Marsh & McLennan Cos Inc 4.85% 11/15/2031	5,600,000	5,529,189
Marsh & McLennan Cos Inc 4.9% 3/15/2049	1,657,000	1,406,752
Marsh & McLennan Cos Inc 4.95% 3/15/2036	2,000,000	1,911,591
Marsh & McLennan Cos Inc 5% 3/15/2035	1,300,000	1,252,117
Marsh & McLennan Cos Inc 5.35% 11/15/2044	850,000	784,990
Marsh & McLennan Cos Inc 5.4% 3/15/2055	1,150,000	1,033,619
Marsh & McLennan Cos Inc 5.7% 9/15/2053 (e)	5,180,000	4,873,981
MetLife Inc 4.05% 3/1/2045	690,000	540,112
MetLife Inc 4.125% 8/13/2042	2,600,000	2,116,565
MetLife Inc 4.6% 5/13/2046	4,308,000	3,594,235
MetLife Inc 4.721% 12/15/2044 (b)	891,000	764,391
MetLife Inc 5.25% 1/15/2054	700,000	622,817
MetLife Inc 5.375% 7/15/2033 (e)	9,920,000	10,039,407
MetLife Inc 5.875% 2/6/2041	1,941,000	1,943,683
MetLife Inc 6.35% 3/15/2055 (b)	1,000,000	1,017,460
MetLife Inc 6.4% 12/15/2066 (b)	2,000,000	2,015,100
Principal Financial Group Inc 2.125% 6/15/2030 (e)	1,760,000	1,581,813
Principal Financial Group Inc 4.3% 11/15/2046	1,425,000	1,144,202
Principal Financial Group Inc 4.35% 5/15/2043	500,000	411,945
Principal Financial Group Inc 5.3% 1/15/2037	360,000	348,343
Progressive Corp/The 2.45% 1/15/2027 (e)	2,145,000	2,131,643
Progressive Corp/The 3.2% 3/26/2030	2,600,000	2,456,234
Progressive Corp/The 4.125% 4/15/2047	2,390,000	1,860,930
Progressive Corp/The 4.2% 3/15/2048	1,100,000	863,980
Progressive Corp/The 4.6% 3/26/2031	4,000,000	3,931,923
Progressive Corp/The 5.15% 3/26/2036	1,500,000	1,464,330
Prudential Financial Inc 3.878% 3/27/2028	740,000	732,174
Prudential Financial Inc 3.905% 12/7/2047	2,119,000	1,566,582
Prudential Financial Inc 3.935% 12/7/2049	1,910,000	1,381,458
Prudential Financial Inc 4.35% 2/25/2050 (e)	2,633,000	2,061,968
Prudential Financial Inc 4.418% 3/27/2048	1,132,000	900,063
Prudential Financial Inc 4.6% 5/15/2044 (e)	1,400,000	1,182,815
Prudential Financial Inc 5.125% 3/1/2052 (b)	1,000,000	967,210
Prudential Financial Inc 5.2% 3/14/2035	4,550,000	4,461,148
Prudential Financial Inc 5.7% 12/14/2036	68,000	68,856
Prudential Financial Inc 6% 9/1/2052 (b)	3,450,000	3,457,304
Prudential Financial Inc 6.5% 3/15/2054 (b)(e)	1,100,000	1,122,618
Reinsurance Group of America Inc 3.15% 6/15/2030	1,200,000	1,114,287
Reinsurance Group of America Inc 3.9% 5/15/2029	1,000,000	972,242
Reinsurance Group of America Inc 3.95% 9/15/2026 (e)	3,300,000	3,299,749
Reinsurance Group of America Inc 5.75% 9/15/2034 (e)	5,000,000	5,012,756
Selective Insurance Group Inc 5.9% 4/15/2035 (e)	435,000	442,621
Travelers Companies Inc/The 4.05% 3/7/2048	600,000	460,390
Travelers Companies Inc/The 4.1% 3/4/2049	800,000	615,615
Travelers Companies Inc/The 4.3% 8/25/2045	261,000	210,938
Travelers Companies Inc/The 5.05% 7/24/2035	200,000	194,647
Travelers Companies Inc/The 5.7% 7/24/2055 (e)	3,580,000	3,426,962
Travelers Companies Inc/The 6.25% 6/15/2037	5,488,000	5,827,014
Unum Group 4.5% 12/15/2049	1,000,000	769,158
Unum Group 5.25% 12/15/2035	560,000	540,332
Unum Group 6% 6/15/2054	1,000,000	937,985
Willis North America Inc 2.95% 9/15/2029	3,000,000	2,823,938
Willis North America Inc 3.875% 9/15/2049	1,300,000	921,259
Willis North America Inc 4.5% 9/15/2028	3,479,000	3,453,679
Willis North America Inc 5.15% 3/15/2036	1,000,000	955,439
Willis North America Inc 5.35% 5/15/2033 (e)	2,000,000	1,988,688
		244,993,464
TOTAL FINANCIALS		2,176,354,121
Health Care - 2.8%
Biotechnology - 0.4%
AbbVie Inc 2.95% 11/21/2026 (e)	13,300,000	13,265,365
AbbVie Inc 3.2% 11/21/2029	4,000,000	3,810,616
AbbVie Inc 4.05% 11/21/2039	9,370,000	7,987,482
AbbVie Inc 4.125% 3/15/2031	5,550,000	5,364,766
AbbVie Inc 4.25% 11/14/2028	1,478,000	1,465,713
AbbVie Inc 4.25% 11/21/2049	8,300,000	6,467,665
AbbVie Inc 4.3% 5/14/2036	1,116,000	1,024,750
AbbVie Inc 4.4% 11/6/2042	1,851,000	1,575,521
AbbVie Inc 4.45% 5/14/2046	1,247,000	1,028,478
AbbVie Inc 4.55% 3/15/2035	11,386,000	10,767,682
AbbVie Inc 4.7% 5/14/2045	1,752,000	1,506,092
AbbVie Inc 4.75% 3/15/2045	1,128,000	978,297
AbbVie Inc 4.8% 3/15/2029	3,450,000	3,454,860
AbbVie Inc 4.875% 11/14/2048	1,710,000	1,473,765
AbbVie Inc 5.05% 3/15/2034	5,000,000	4,946,186
AbbVie Inc 5.3% 9/15/2036	1,000,000	989,024
AbbVie Inc 5.4% 3/15/2054	3,570,000	3,267,893
AbbVie Inc 5.55% 3/15/2056	6,200,000	5,796,733
AbbVie Inc 6% 9/15/2056	2,000,000	1,987,458
Amgen Inc 1.65% 8/15/2028 (e)	1,200,000	1,131,551
Amgen Inc 2.77% 9/1/2053	1,460,000	822,374
Amgen Inc 2.8% 8/15/2041	5,000,000	3,495,616
Amgen Inc 3.15% 2/21/2040	3,890,000	2,932,345
Amgen Inc 3.375% 2/21/2050 (e)	2,500,000	1,690,247
Amgen Inc 4.2% 2/19/2031	1,450,000	1,404,818
Amgen Inc 4.2% 2/22/2052	1,500,000	1,123,571
Amgen Inc 4.2% 3/1/2033	9,330,000	8,810,080
Amgen Inc 4.4% 5/1/2045	1,770,000	1,444,869
Amgen Inc 4.663% 6/15/2051	2,264,000	1,840,829
Amgen Inc 4.85% 2/19/2036 (e)	1,500,000	1,430,795
Amgen Inc 4.875% 3/1/2053 (e)	2,000,000	1,663,734
Amgen Inc 4.95% 10/1/2041	1,200,000	1,086,899
Amgen Inc 5.15% 3/2/2028	5,000,000	5,030,591
Amgen Inc 5.25% 3/2/2030	1,000,000	1,009,016
Amgen Inc 5.25% 3/2/2033	3,000,000	3,002,051
Amgen Inc 5.6% 3/2/2043	1,700,000	1,636,259
Amgen Inc 5.65% 3/2/2053	13,490,000	12,572,575
Biogen Inc 3.15% 5/1/2050	3,250,000	2,024,778
Biogen Inc 5.05% 1/15/2031	1,160,000	1,162,225
Biogen Inc 6.45% 5/15/2055 (e)	1,700,000	1,745,817
Gilead Sciences Inc 1.65% 10/1/2030	3,200,000	2,818,501
Gilead Sciences Inc 2.8% 10/1/2050	1,600,000	962,609
Gilead Sciences Inc 4.15% 3/1/2047	2,217,000	1,743,682
Gilead Sciences Inc 4.75% 3/1/2046 (e)	4,393,000	3,789,595
Gilead Sciences Inc 4.8% 11/15/2029	1,000,000	1,001,698
Gilead Sciences Inc 4.8% 4/1/2044	3,000,000	2,640,473
Gilead Sciences Inc 5.5% 11/15/2054 (e)	2,500,000	2,336,839
Gilead Sciences Inc 5.55% 10/15/2053 (e)	2,400,000	2,259,792
Regeneron Pharmaceuticals Inc 1.75% 9/15/2030	2,100,000	1,845,651
		153,618,226
Health Care Equipment & Supplies - 0.3%
Abbott Laboratories 1.15% 1/30/2028 (e)	5,000,000	4,778,782
Abbott Laboratories 3.7% 3/9/2029	3,000,000	2,932,372
Abbott Laboratories 3.75% 11/30/2026	7,242,000	7,236,144
Abbott Laboratories 4% 3/15/2031	7,060,000	6,807,314
Abbott Laboratories 4.3% 3/15/2033	4,000,000	3,822,219
Abbott Laboratories 4.65% 3/15/2036	5,100,000	4,830,298
Abbott Laboratories 4.75% 11/30/2036	3,002,000	2,865,491
Abbott Laboratories 4.9% 11/30/2046	2,854,000	2,534,951
Abbott Laboratories 5.3% 5/27/2040	700,000	683,354
Abbott Laboratories 5.5% 3/15/2056	8,520,000	7,981,862
Abbott Laboratories 6.15% 11/30/2037 (e)	1,900,000	2,021,772
Augusta SpinCo Corp 4.656% 3/23/2031	2,100,000	2,063,797
Augusta SpinCo Corp 5.245% 3/23/2036	1,000,000	974,888
Baxter International Inc 1.915% 2/1/2027	2,044,000	2,021,987
Baxter International Inc 2.539% 2/1/2032	3,226,000	2,771,962
Baxter International Inc 5.65% 12/15/2035	2,000,000	1,951,920
Becton Dickinson & Co 2.823% 5/20/2030	1,900,000	1,759,460
Becton Dickinson & Co 3.7% 6/6/2027	7,803,000	7,755,180
Becton Dickinson & Co 4.693% 2/13/2028 (e)	2,400,000	2,398,675
Boston Scientific Corp 2.65% 6/1/2030 (e)	3,800,000	3,501,556
Boston Scientific Corp 4% 3/1/2029 (e)	1,925,000	1,905,470
Boston Scientific Corp 4.55% 3/1/2039	800,000	721,876
Boston Scientific Corp 4.7% 3/1/2049	1,257,000	1,067,773
GE HealthCare Technologies Inc 5.5% 6/15/2035	4,110,000	4,087,406
GE HealthCare Technologies Inc 5.65% 11/15/2027	1,600,000	1,617,656
GE HealthCare Technologies Inc 5.905% 11/22/2032	4,800,000	4,970,083
Medtronic Inc 4.625% 3/15/2045 (e)	3,404,000	2,948,701
Solventum Corp 5.6% 3/23/2034 (e)	5,500,000	5,522,511
Solventum Corp 5.9% 4/30/2054	400,000	376,661
Stryker Corp 1.95% 6/15/2030	1,650,000	1,481,295
Stryker Corp 2.9% 6/15/2050	1,150,000	715,389
Stryker Corp 4.1% 4/1/2043 (e)	1,300,000	1,052,560
Stryker Corp 4.625% 9/11/2034 (e)	2,650,000	2,533,477
Stryker Corp 4.85% 2/10/2030	3,100,000	3,095,290
Zimmer Biomet Holdings Inc 2.6% 11/24/2031 (e)	2,000,000	1,768,153
Zimmer Biomet Holdings Inc 5.05% 2/19/2030	1,100,000	1,102,143
Zimmer Biomet Holdings Inc 5.2% 9/15/2034	1,000,000	980,506
Zimmer Biomet Holdings Inc 5.5% 2/19/2035	1,330,000	1,325,347
		108,966,281
Health Care Providers & Services - 1.2%
Aetna Inc 4.75% 3/15/2044	500,000	417,159
Aetna Inc 6.625% 6/15/2036	1,160,000	1,232,614
AHS Hospital Corp 2.78% 7/1/2051	3,500,000	2,038,675
Allina Health System 3.887% 4/15/2049	1,239,000	915,532
Ascension Health 4.078% 11/15/2028 (e)	1,265,000	1,241,371
Ascension Health 4.294% 11/15/2030	1,500,000	1,460,634
Ascension Health 4.923% 11/15/2035	7,457,000	7,191,143
Banner Health 2.907% 1/1/2042	1,500,000	1,069,036
Banner Health 2.913% 1/1/2051	2,700,000	1,617,351
Baptist Healthcare System Obligated Group 3.54% 8/15/2050	3,000,000	2,053,595
Cardinal Health Inc 4.368% 6/15/2047	2,476,000	1,955,696
Cardinal Health Inc 4.5% 9/15/2030 (e)	1,400,000	1,373,432
Cardinal Health Inc 5.45% 2/15/2034	3,500,000	3,502,960
Cencora Inc 2.7% 3/15/2031 (e)	4,100,000	3,705,710
Cencora Inc 4.85% 12/15/2029	1,000,000	998,540
Cencora Inc 4.9% 2/13/2036	4,000,000	3,814,691
Cencora Inc 5.15% 2/15/2035	1,000,000	980,050
Children's Hospital Medical Center/Cincinnati OH 4.268% 5/15/2044	592,000	485,204
Children's Hospital of Philadelphia/The 2.704% 7/1/2050	1,964,000	1,162,773
Cigna Group/The 2.375% 3/15/2031 (e)	1,500,000	1,339,209
Cigna Group/The 2.4% 3/15/2030 (e)	9,400,000	8,633,768
Cigna Group/The 3.4% 3/15/2050	1,000,000	659,020
Cigna Group/The 4.375% 10/15/2028	8,532,000	8,467,073
Cigna Group/The 4.5% 9/15/2030	3,700,000	3,634,842
Cigna Group/The 4.8% 7/15/2046	2,355,000	1,988,976
Cigna Group/The 4.8% 8/15/2038	4,201,000	3,866,670
Cigna Group/The 4.9% 12/15/2048 (e)	2,618,000	2,211,161
Cigna Group/The 5.25% 1/15/2036	3,200,000	3,126,343
Cigna Group/The 5.6% 2/15/2054 (e)	2,500,000	2,299,616
Cigna Group/The 6% 1/15/2056 (e)	2,290,000	2,228,820
Cigna Group/The 6.125% 11/15/2041 (e)	535,000	540,851
CommonSpirit Health 3.91% 10/1/2050	4,500,000	3,211,185
CommonSpirit Health 4.35% 11/1/2042	356,000	299,950
CommonSpirit Health 4.352% 9/1/2030	995,000	964,411
CommonSpirit Health 4.975% 9/1/2035	259,000	246,483
CommonSpirit Health 5.205% 12/1/2031	3,000,000	2,989,513
CommonSpirit Health 5.548% 12/1/2054	2,200,000	2,003,697
CommonSpirit Health 5.662% 9/1/2055	290,000	267,713
Corewell Health Obligated Group 3.487% 7/15/2049	2,400,000	1,645,152
CVS Health Corp 1.75% 8/21/2030	3,900,000	3,434,364
CVS Health Corp 1.875% 2/28/2031	1,220,000	1,060,717
CVS Health Corp 3.75% 4/1/2030	3,030,000	2,903,806
CVS Health Corp 4.125% 4/1/2040	595,000	490,826
CVS Health Corp 4.3% 3/25/2028	4,260,000	4,230,363
CVS Health Corp 4.78% 3/25/2038	3,600,000	3,271,032
CVS Health Corp 4.875% 7/20/2035	553,000	523,560
CVS Health Corp 5% 1/30/2029	7,360,000	7,392,688
CVS Health Corp 5% 9/15/2032 (e)	4,700,000	4,635,565
CVS Health Corp 5.05% 3/25/2048	8,684,000	7,349,437
CVS Health Corp 5.125% 7/20/2045	4,500,000	3,906,985
CVS Health Corp 5.25% 2/21/2033 (e)	4,100,000	4,084,015
CVS Health Corp 5.3% 12/5/2043	4,832,000	4,356,596
CVS Health Corp 5.4% 6/1/2029 (e)	2,600,000	2,635,203
CVS Health Corp 5.45% 9/15/2035 (e)	3,000,000	2,959,781
CVS Health Corp 5.625% 2/21/2053	1,800,000	1,619,717
CVS Health Corp 5.7% 6/1/2034	1,000,000	1,011,745
CVS Health Corp 6% 6/1/2063 (e)	2,600,000	2,413,749
CVS Health Corp 6.2% 9/15/2055 (e)	2,090,000	2,034,886
Elevance Health Inc 2.25% 5/15/2030	1,000,000	909,066
Elevance Health Inc 2.55% 3/15/2031 (e)	1,000,000	897,994
Elevance Health Inc 3.65% 12/1/2027	6,799,000	6,724,183
Elevance Health Inc 3.7% 9/15/2049	1,140,000	788,987
Elevance Health Inc 4% 9/15/2028 (e)	3,500,000	3,452,437
Elevance Health Inc 4.375% 12/1/2047	6,457,000	5,064,045
Elevance Health Inc 4.625% 5/15/2042	464,000	397,700
Elevance Health Inc 4.65% 1/15/2043	356,000	304,009
Elevance Health Inc 4.75% 2/15/2030	210,000	208,579
Elevance Health Inc 5% 1/15/2036 (e)	5,400,000	5,167,283
Elevance Health Inc 5.125% 2/15/2053 (e)	3,300,000	2,812,065
Elevance Health Inc 5.2% 2/15/2035 (e)	500,000	490,074
Elevance Health Inc 5.375% 6/15/2034	2,700,000	2,687,795
Elevance Health Inc 5.5% 10/15/2032 (e)	1,800,000	1,821,673
Elevance Health Inc 5.65% 6/15/2054	2,600,000	2,384,026
Elevance Health Inc 5.7% 2/15/2055	1,100,000	1,016,282
Elevance Health Inc 5.85% 11/1/2064 (e)	1,000,000	926,754
Franciscan Missionaries of Our Lady Health System Inc 3.914% 7/1/2049	2,400,000	1,728,017
HCA Inc 3.5% 9/1/2030	2,500,000	2,358,305
HCA Inc 3.625% 3/15/2032 (e)	5,700,000	5,242,819
HCA Inc 4.125% 6/15/2029	1,540,000	1,510,355
HCA Inc 4.3% 11/15/2030	1,400,000	1,357,717
HCA Inc 4.625% 3/15/2052	4,100,000	3,176,647
HCA Inc 4.7% 5/15/2031	1,800,000	1,762,895
HCA Inc 5.25% 3/1/2030	4,500,000	4,529,449
HCA Inc 5.25% 6/15/2049	3,120,000	2,680,726
HCA Inc 5.3% 5/15/2036 (e)	6,600,000	6,385,367
HCA Inc 5.45% 9/15/2034	1,400,000	1,390,394
HCA Inc 5.6% 4/1/2034 (e)	3,000,000	3,012,244
HCA Inc 5.7% 11/15/2055	1,300,000	1,174,442
HCA Inc 5.75% 3/1/2035 (e)	5,790,000	5,834,498
HCA Inc 6% 4/1/2054 (e)	6,200,000	5,847,568
Humana Inc 1.35% 2/3/2027	1,800,000	1,776,224
Humana Inc 2.15% 2/3/2032	1,900,000	1,626,652
Humana Inc 3.95% 3/15/2027	5,493,000	5,475,474
Humana Inc 4.95% 10/1/2044	445,000	374,126
Humana Inc 5.75% 4/15/2054 (e)	2,400,000	2,147,894
Humana Inc 5.95% 3/15/2034	2,300,000	2,334,510
Humana Inc 6% 5/1/2055 (e)	1,600,000	1,478,540
Icon Investments Six DAC 5.849% 5/8/2029	1,340,000	1,363,604
Icon Investments Six DAC 5.995% 8/13/2036 (f)	2,500,000	2,492,622
Indiana University Health Inc Obligated Group 2.852% 11/1/2051	3,600,000	2,153,643
Integris Baptist Medical Center Inc 3.875% 8/15/2050	2,292,000	1,627,621
Kaiser Foundation Hospitals 2.81% 6/1/2041	3,107,000	2,210,974
Kaiser Foundation Hospitals 3.002% 6/1/2051	2,000,000	1,241,759
Kaiser Foundation Hospitals 3.266% 11/1/2049	1,900,000	1,256,959
Kaiser Foundation Hospitals 4.15% 5/1/2047	1,136,000	898,916
Kaiser Foundation Hospitals 4.875% 4/1/2042	321,000	288,635
Laboratory Corp of America Holdings 3.6% 9/1/2027	5,700,000	5,648,108
Mass General Brigham Inc 3.342% 7/1/2060	1,610,000	996,408
Mass General Brigham Inc 4.117% 7/1/2055	624,000	465,600
McKesson Corp 4.65% 5/30/2030	1,000,000	991,828
McKesson Corp 5.25% 5/30/2035 (e)	1,800,000	1,785,260
Memorial Sloan-Kettering Cancer Center 4.2% 7/1/2055	535,000	405,789
Memorial Sloan-Kettering Cancer Center 5% 7/1/2042	1,600,000	1,435,620
MyMichigan Health 3.409% 6/1/2050	833,000	557,497
New York and Presbyterian Hospital/The 4.024% 8/1/2045	624,000	495,143
New York and Presbyterian Hospital/The 4.063% 8/1/2056	469,000	350,382
Novant Health Inc 3.168% 11/1/2051	2,300,000	1,449,002
NYU Langone Hospitals 4.784% 7/1/2044	1,355,000	1,168,406
Orlando Health Obligated Group 3.327% 10/1/2050	1,481,000	997,026
PeaceHealth Obligated Group 4.335% 11/15/2028	390,000	385,366
PeaceHealth Obligated Group 4.855% 11/15/2032	290,000	282,399
Piedmont Healthcare Inc 2.719% 1/1/2042	2,688,000	1,831,153
Providence St Joseph Health Obligated Group 2.7% 10/1/2051	3,600,000	2,021,315
Quest Diagnostics Inc 2.95% 6/30/2030 (e)	2,850,000	2,649,808
Quest Diagnostics Inc 5% 12/15/2034	2,600,000	2,529,613
Sabra Health Care LP 3.2% 12/1/2031	1,300,000	1,165,987
SSM Health Care Corp 4.755% 6/1/2029 (d)	1,520,000	1,515,978
SSM Health Care Corp 4.999% 6/1/2031 (d)	610,000	607,580
Sutter Health 3.361% 8/15/2050	3,600,000	2,405,202
Sutter Health 5.537% 8/15/2035	7,900,000	7,959,659
Trinity Health Corp 2.632% 12/1/2040	1,000,000	702,422
UnitedHealth Group Inc 2% 5/15/2030 (e)	1,500,000	1,353,224
UnitedHealth Group Inc 2.75% 5/15/2040	5,332,000	3,833,831
UnitedHealth Group Inc 2.9% 5/15/2050	100,000	60,533
UnitedHealth Group Inc 3.125% 5/15/2060	1,300,000	744,239
UnitedHealth Group Inc 3.25% 5/15/2051	1,800,000	1,153,343
UnitedHealth Group Inc 3.375% 4/15/2027	963,000	957,360
UnitedHealth Group Inc 3.7% 8/15/2049	1,728,000	1,216,070
UnitedHealth Group Inc 3.75% 10/15/2047	1,704,000	1,232,332
UnitedHealth Group Inc 3.875% 12/15/2028	371,000	364,722
UnitedHealth Group Inc 3.875% 8/15/2059	1,798,000	1,218,320
UnitedHealth Group Inc 4.2% 1/15/2047	642,000	501,664
UnitedHealth Group Inc 4.25% 1/15/2029	5,000,000	4,947,326
UnitedHealth Group Inc 4.25% 6/15/2048	370,000	288,200
UnitedHealth Group Inc 4.375% 3/15/2042	2,103,000	1,779,105
UnitedHealth Group Inc 4.625% 11/15/2041 (e)	1,000,000	872,590
UnitedHealth Group Inc 4.625% 7/15/2035	1,100,000	1,040,240
UnitedHealth Group Inc 4.7% 4/15/2029	7,000,000	6,992,153
UnitedHealth Group Inc 4.75% 7/15/2045	297,000	253,683
UnitedHealth Group Inc 4.8% 1/15/2030 (e)	5,700,000	5,691,724
UnitedHealth Group Inc 4.9% 4/15/2031	9,600,000	9,576,226
UnitedHealth Group Inc 4.95% 5/15/2062	3,100,000	2,522,558
UnitedHealth Group Inc 5.05% 4/15/2053 (e)	4,200,000	3,596,727
UnitedHealth Group Inc 5.15% 7/15/2034	7,500,000	7,401,939
UnitedHealth Group Inc 5.2% 4/15/2063	2,100,000	1,779,510
UnitedHealth Group Inc 5.25% 2/15/2028	2,400,000	2,424,002
UnitedHealth Group Inc 5.3% 6/15/2035 (e)	3,500,000	3,480,939
UnitedHealth Group Inc 5.35% 2/15/2033 (e)	4,400,000	4,437,332
UnitedHealth Group Inc 5.625% 7/15/2054	11,620,000	10,786,313
UnitedHealth Group Inc 5.8% 3/15/2036 (e)	1,100,000	1,128,123
UnitedHealth Group Inc 5.875% 2/15/2053 (e)	4,400,000	4,228,415
UnitedHealth Group Inc 6.05% 2/15/2063	1,000,000	968,540
UnitedHealth Group Inc 6.625% 11/15/2037	1,100,000	1,192,366
Universal Health Services Inc 2.65% 10/15/2030	3,500,000	3,142,249
West Virginia United Health System Obligated Group 3.129% 6/1/2050	1,400,000	853,783
		393,770,434
Life Sciences Tools & Services - 0.1%
Agilent Technologies Inc 4.2% 9/9/2027	1,560,000	1,556,557
Agilent Technologies Inc 4.75% 9/9/2034	1,560,000	1,503,617
Danaher Corp 4.375% 9/15/2045 (e)	422,000	348,491
Revvity Inc 2.25% 9/15/2031	1,900,000	1,652,548
Thermo Fisher Scientific Inc 2.6% 10/1/2029	788,000	739,175
Thermo Fisher Scientific Inc 2.8% 10/15/2041	800,000	562,517
Thermo Fisher Scientific Inc 4.215% 2/12/2031	2,400,000	2,329,621
Thermo Fisher Scientific Inc 4.794% 10/7/2035	2,300,000	2,211,978
Thermo Fisher Scientific Inc 4.8% 11/21/2027 (e)	7,000,000	7,030,406
Thermo Fisher Scientific Inc 4.902% 2/12/2036	4,000,000	3,849,826
Thermo Fisher Scientific Inc 5.086% 8/10/2033	2,400,000	2,389,845
Thermo Fisher Scientific Inc 5.3% 2/1/2044	1,038,000	973,692
Thermo Fisher Scientific Inc 5.404% 8/10/2043 (e)	1,200,000	1,142,171
Thermo Fisher Scientific Inc 5.546% 2/12/2046	600,000	571,913
		26,862,357
Pharmaceuticals - 0.8%
Bristol-Myers Squibb Co 2.35% 11/13/2040	1,356,000	916,565
Bristol-Myers Squibb Co 3.25% 8/1/2042	499,000	365,539
Bristol-Myers Squibb Co 3.7% 3/15/2052	1,700,000	1,184,626
Bristol-Myers Squibb Co 4.125% 6/15/2039 (e)	7,803,000	6,752,703
Bristol-Myers Squibb Co 4.25% 10/26/2049	3,437,000	2,665,337
Bristol-Myers Squibb Co 4.35% 11/15/2047	3,400,000	2,720,488
Bristol-Myers Squibb Co 4.55% 2/20/2048	269,000	220,839
Bristol-Myers Squibb Co 5% 8/15/2045	6,800,000	6,042,746
Bristol-Myers Squibb Co 5.2% 2/22/2034	7,200,000	7,199,935
Bristol-Myers Squibb Co 5.55% 2/22/2054 (e)	4,952,000	4,598,381
Eli Lilly & Co 2.25% 5/15/2050	800,000	433,772
Eli Lilly & Co 3.95% 3/15/2049	2,610,000	1,989,274
Eli Lilly & Co 4.15% 5/20/2029	4,000,000	3,957,317
Eli Lilly & Co 4.2% 8/14/2029	2,960,000	2,928,151
Eli Lilly & Co 4.375% 5/20/2031	3,000,000	2,936,684
Eli Lilly & Co 4.6% 8/14/2034	2,960,000	2,858,281
Eli Lilly & Co 4.75% 2/12/2030	11,300,000	11,315,277
Eli Lilly & Co 4.85% 5/20/2036	1,500,000	1,447,877
Eli Lilly & Co 4.875% 2/27/2053	2,200,000	1,890,479
Eli Lilly & Co 4.9% 10/15/2035	5,000,000	4,881,768
Eli Lilly & Co 5% 2/9/2054 (e)	6,900,000	6,049,571
Eli Lilly & Co 5.1% 2/12/2035	1,250,000	1,244,235
Eli Lilly & Co 5.5% 2/12/2055	1,250,000	1,177,289
Eli Lilly & Co 5.6% 2/12/2065	1,250,000	1,169,985
Eli Lilly & Co 5.6% 5/20/2056	6,000,000	5,725,043
GlaxoSmithKline Capital Inc 3.875% 5/15/2028	7,800,000	7,723,076
GlaxoSmithKline Capital Inc 6.375% 5/15/2038	3,752,000	3,998,615
Haleon US Capital LLC 3.625% 3/24/2032 (e)	7,700,000	7,135,839
Haleon US Capital LLC 5.375% 8/21/2036	1,500,000	1,490,027
Johnson & Johnson 2.1% 9/1/2040	5,228,000	3,526,550
Johnson & Johnson 2.45% 9/1/2060	1,600,000	823,720
Johnson & Johnson 3.4% 1/15/2038	1,663,000	1,407,928
Johnson & Johnson 3.5% 1/15/2048	5,369,000	3,891,170
Johnson & Johnson 3.625% 3/3/2037	713,000	623,576
Johnson & Johnson 4.5% 12/5/2043	1,181,000	1,059,842
Johnson & Johnson 4.85% 3/1/2032 (e)	9,000,000	9,056,535
Johnson & Johnson 4.85% 5/15/2041	760,000	719,542
Johnson & Johnson 4.9% 6/1/2031	300,000	303,109
Merck & Co Inc 2.15% 12/10/2031	5,500,000	4,794,884
Merck & Co Inc 2.9% 12/10/2061	1,600,000	872,536
Merck & Co Inc 3.6% 9/15/2042	1,356,000	1,046,951
Merck & Co Inc 3.7% 2/10/2045	1,141,000	859,946
Merck & Co Inc 3.850% 9/15/2027	4,400,000	4,383,109
Merck & Co Inc 3.9% 3/7/2039	4,800,000	4,081,880
Merck & Co Inc 4% 3/7/2049	2,900,000	2,190,099
Merck & Co Inc 4.05% 5/17/2028 (e)	2,000,000	1,987,251
Merck & Co Inc 4.15% 3/15/2031	6,600,000	6,403,431
Merck & Co Inc 4.3% 5/22/2028	1,550,000	1,545,979
Merck & Co Inc 4.5% 5/17/2033	3,250,000	3,160,126
Merck & Co Inc 4.65% 5/22/2031	1,500,000	1,484,863
Merck & Co Inc 4.75% 12/4/2035	2,800,000	2,673,268
Merck & Co Inc 5% 5/17/2053 (e)	3,200,000	2,767,150
Merck & Co Inc 5.2% 5/22/2036 (e)	1,300,000	1,282,859
Merck & Co Inc 5.55% 12/4/2055 (e)	3,500,000	3,272,072
Merck & Co Inc 5.700% 9/15/2055 (e)	2,900,000	2,775,001
Merck & Co Inc 5.85% 5/22/2056	2,800,000	2,730,876
Mylan Inc 5.2% 4/15/2048	2,735,000	2,209,657
Novartis Capital Corp 2.75% 8/14/2050	2,900,000	1,750,202
Novartis Capital Corp 3.7% 9/21/2042	1,504,000	1,193,476
Novartis Capital Corp 3.9% 11/5/2028	3,000,000	2,961,158
Novartis Capital Corp 4% 11/20/2045 (e)	934,000	740,159
Novartis Capital Corp 4.1% 11/5/2030	4,000,000	3,885,364
Novartis Capital Corp 4.1% 3/16/2029 (e)	3,000,000	2,963,686
Novartis Capital Corp 4.4% 3/18/2031	3,100,000	3,038,894
Novartis Capital Corp 4.6% 11/5/2035	3,600,000	3,436,410
Novartis Capital Corp 4.9% 3/18/2036	6,300,000	6,102,048
Novartis Capital Corp 5.3% 11/5/2055 (e)	1,800,000	1,658,471
Novartis Capital Corp 5.7% 3/18/2056	2,500,000	2,425,882
Pfizer Inc 2.55% 5/28/2040	4,203,000	2,946,773
Pfizer Inc 2.7% 5/28/2050	800,000	471,877
Pfizer Inc 3% 12/15/2026	1,195,000	1,191,258
Pfizer Inc 3.45% 3/15/2029	12,884,000	12,531,238
Pfizer Inc 3.9% 3/15/2039	1,123,000	951,281
Pfizer Inc 4% 12/15/2036 (e)	2,993,000	2,679,645
Pfizer Inc 4.125% 12/15/2046	2,472,000	1,942,454
Pfizer Inc 4.2% 9/15/2048	1,390,000	1,082,556
Pfizer Inc 4.3% 6/15/2043	442,000	366,736
Pfizer Inc 4.4% 5/15/2044	747,000	628,767
Pfizer Inc 4.875% 11/15/2035	3,900,000	3,761,730
Pfizer Inc 5.6% 11/15/2055 (e)	2,440,000	2,317,786
Pfizer Inc 7.2% 3/15/2039	963,000	1,094,261
Pfizer Investment Enterprises Pte Ltd 4.45% 5/19/2028	7,000,000	6,982,909
Pfizer Investment Enterprises Pte Ltd 4.65% 5/19/2030	4,000,000	3,969,479
Pfizer Investment Enterprises Pte Ltd 4.75% 5/19/2033	9,300,000	9,068,881
Pfizer Investment Enterprises Pte Ltd 5.11% 5/19/2043	4,260,000	3,894,825
Pfizer Investment Enterprises Pte Ltd 5.3% 5/19/2053	4,918,000	4,397,820
Pfizer Investment Enterprises Pte Ltd 5.34% 5/19/2063	5,400,000	4,714,214
Royalty Pharma PLC 3.35% 9/2/2051	3,800,000	2,426,922
Royalty Pharma PLC 4.450% 3/25/2031	3,450,000	3,355,759
Royalty Pharma PLC 5.200% 9/25/2035	400,000	388,713
Royalty Pharma PLC 5.4% 9/2/2034	1,300,000	1,287,885
Utah Acquisition Sub Inc 5.25% 6/15/2046	588,000	483,321
Viatris Inc 2.7% 6/22/2030	3,940,000	3,582,905
Viatris Inc 4% 6/22/2050	2,280,000	1,526,577
Wyeth LLC 5.95% 4/1/2037	1,000,000	1,030,964
Zoetis Inc 3.95% 9/12/2047	356,000	266,735
Zoetis Inc 4.15% 8/17/2028	3,080,000	3,049,551
Zoetis Inc 4.7% 2/1/2043	3,132,000	2,699,972
		290,203,173
TOTAL HEALTH CARE		973,420,471
Industrials - 1.7%
Aerospace & Defense - 0.5%
Boeing Co 2.7% 2/1/2027	7,286,000	7,233,368
Boeing Co 2.95% 2/1/2030	1,666,000	1,556,688
Boeing Co 3.65% 3/1/2047 (e)	492,000	348,153
Boeing Co 3.95% 8/1/2059	2,100,000	1,408,327
Boeing Co 5.04% 5/1/2027	3,200,000	3,207,554
Boeing Co 5.15% 5/1/2030	9,470,000	9,497,379
Boeing Co 5.705% 5/1/2040	10,164,000	9,997,321
Boeing Co 5.805% 5/1/2050	4,000,000	3,770,598
Boeing Co 5.93% 5/1/2060	4,100,000	3,829,496
Boeing Co 6.298% 5/1/2029	6,200,000	6,405,606
Boeing Co 6.388% 5/1/2031 (e)	1,600,000	1,678,271
Boeing Co 6.528% 5/1/2034	3,400,000	3,627,535
Boeing Co 6.858% 5/1/2054	6,180,000	6,620,250
Boeing Co 6.875% 3/15/2039	588,000	641,261
GE Aerospace 4.35% 5/1/2050 (e)	2,400,000	1,948,137
GE Aerospace 4.5% 3/11/2044 (e)	5,413,000	4,668,092
General Dynamics Corp 3.75% 5/15/2028	1,676,000	1,656,592
General Dynamics Corp 4.25% 4/1/2040	2,170,000	1,886,664
General Dynamics Corp 4.25% 4/1/2050 (e)	900,000	718,651
Honeywell Aerospace Inc 4% 3/16/2029	3,300,000	3,239,317
Honeywell Aerospace Inc 4.3% 3/16/2031	6,300,000	6,123,471
Honeywell Aerospace Inc 4.95% 3/16/2036	2,700,000	2,593,748
Honeywell Aerospace Inc 5.622% 3/16/2046 (e)	3,400,000	3,247,350
Honeywell Aerospace Inc 5.732% 3/16/2056 (e)	5,030,000	4,779,487
Howmet Aerospace Inc 5.95% 2/1/2037	900,000	933,003
Huntington Ingalls Industries Inc 3.483% 12/1/2027	6,100,000	6,009,047
L3Harris Technologies Inc 3.85% 12/15/2026	1,330,000	1,328,236
L3Harris Technologies Inc 4.4% 6/15/2028	5,400,000	5,368,795
L3Harris Technologies Inc 5.05% 6/1/2029	1,150,000	1,155,538
L3Harris Technologies Inc 5.054% 4/27/2045	2,100,000	1,879,693
L3Harris Technologies Inc 5.4% 1/15/2027	3,500,000	3,512,538
L3Harris Technologies Inc 5.4% 7/31/2033	1,000,000	1,003,894
L3Harris Technologies Inc 5.6% 7/31/2053 (e)	1,300,000	1,216,055
Lockheed Martin Corp 3.8% 3/1/2045	1,900,000	1,455,023
Lockheed Martin Corp 4.09% 9/15/2052	2,704,000	2,035,162
Lockheed Martin Corp 4.7% 5/15/2046	2,789,000	2,393,126
Lockheed Martin Corp 4.75% 2/15/2034	3,200,000	3,117,574
Lockheed Martin Corp 4.8% 8/15/2034	3,200,000	3,123,175
Lockheed Martin Corp 5% 8/15/2035 (e)	2,900,000	2,847,090
Lockheed Martin Corp 5.2% 2/15/2055 (e)	3,070,000	2,750,828
Lockheed Martin Corp 5.9% 11/15/2063	2,000,000	1,958,656
Northrop Grumman Corp 3.25% 1/15/2028	1,497,000	1,469,998
Northrop Grumman Corp 3.85% 4/15/2045	335,000	255,245
Northrop Grumman Corp 4.03% 10/15/2047	1,456,000	1,110,286
Northrop Grumman Corp 4.4% 5/1/2030	4,458,000	4,388,674
Northrop Grumman Corp 4.65% 7/15/2030	1,400,000	1,386,932
Northrop Grumman Corp 4.7% 3/15/2033	3,500,000	3,409,583
Northrop Grumman Corp 4.75% 6/1/2043	1,713,000	1,508,473
Northrop Grumman Corp 5.2% 6/1/2054 (e)	5,000,000	4,448,742
RTX Corp 1.9% 9/1/2031 (e)	6,600,000	5,706,183
RTX Corp 2.82% 9/1/2051	1,000,000	591,530
RTX Corp 3.75% 11/1/2046	186,000	137,668
RTX Corp 4.05% 5/4/2047	1,448,000	1,114,773
RTX Corp 4.15% 5/15/2045	3,500,000	2,797,017
RTX Corp 4.35% 4/15/2047	1,176,000	948,944
RTX Corp 4.45% 11/16/2038	3,300,000	2,975,424
RTX Corp 4.5% 6/1/2042	1,315,000	1,138,169
RTX Corp 4.625% 11/16/2048	1,247,000	1,036,269
RTX Corp 4.875% 10/15/2040	178,000	164,403
RTX Corp 5.15% 2/27/2033	5,600,000	5,605,423
RTX Corp 5.375% 2/27/2053 (e)	1,400,000	1,281,069
RTX Corp 5.4% 5/1/2035	1,060,000	1,064,719
RTX Corp 5.7% 4/15/2040	1,356,000	1,362,811
RTX Corp 6.1% 3/15/2034	6,760,000	7,105,697
RTX Corp 6.4% 3/15/2054 (e)	3,400,000	3,560,893
		187,339,674
Air Freight & Logistics - 0.1%
FedEx Corp 4.25% 5/15/2030 (e)	1,866,000	1,818,075
FedEx Corp 5.25% 5/15/2050	2,143,000	1,860,568
United Parcel Service Inc 3.4% 11/15/2046	473,000	331,123
United Parcel Service Inc 3.625% 10/1/2042 (e)	1,100,000	848,971
United Parcel Service Inc 3.75% 11/15/2047	1,102,000	803,089
United Parcel Service Inc 4.45% 4/1/2030	1,840,000	1,820,758
United Parcel Service Inc 4.85% 8/15/2031	1,800,000	1,792,944
United Parcel Service Inc 4.875% 3/3/2033 (e)	7,200,000	7,179,950
United Parcel Service Inc 5.25% 5/14/2035	1,000,000	1,000,961
United Parcel Service Inc 5.5% 5/22/2054 (e)	4,300,000	3,969,411
United Parcel Service Inc 5.95% 5/14/2055 (e)	3,600,000	3,533,274
United Parcel Service Inc 6.05% 5/14/2065 (e)	2,100,000	2,058,964
United Parcel Service Inc 6.2% 1/15/2038	1,645,000	1,738,257
		28,756,345
Building Products - 0.1%
Carrier Global Corp 2.493% 2/15/2027	2,000,000	1,982,985
Carrier Global Corp 2.722% 2/15/2030 (e)	6,400,000	5,951,065
Carrier Global Corp 3.377% 4/5/2040	2,702,000	2,101,405
Carrier Global Corp 3.577% 4/5/2050	3,210,000	2,231,268
Carrier Global Corp 5.9% 3/15/2034	1,620,000	1,671,231
Johnson Controls International PLC / Tyco Fire & Security Finance SCA 1.75% 9/15/2030	6,320,000	5,576,826
Johnson Controls International PLC / Tyco Fire & Security Finance SCA 2% 9/16/2031	1,000,000	865,558
Masco Corp 2% 2/15/2031	2,500,000	2,172,947
Masco Corp 3.125% 2/15/2051	1,200,000	743,227
Owens Corning 4.3% 7/15/2047	1,600,000	1,253,378
Owens Corning 5.7% 6/15/2034 (e)	1,200,000	1,214,711
Owens Corning 5.95% 6/15/2054	1,000,000	969,958
Trane Technologies Holdco Inc 3.75% 8/21/2028	829,000	815,683
Trane Technologies Holdco Inc 4.3% 2/21/2048	886,000	706,500
		28,256,742
Commercial Services & Supplies - 0.1%
Republic Services Inc 1.75% 2/15/2032 (e)	2,300,000	1,941,331
Republic Services Inc 3.95% 5/15/2028	1,872,000	1,851,655
Republic Services Inc 5% 12/15/2033 (e)	2,100,000	2,082,794
Republic Services Inc 5% 7/15/2036	2,600,000	2,518,447
Republic Services Inc 5.15% 3/15/2035 (e)	1,450,000	1,438,685
Republic Services Inc 5.2% 11/15/2034	2,500,000	2,490,467
Veralto Corp 5.35% 9/18/2028 (e)	1,700,000	1,717,759
Veralto Corp 5.45% 9/18/2033	600,000	603,494
Waste Connections Inc 3.05% 4/1/2050	2,700,000	1,717,550
Waste Management Inc 1.5% 3/15/2031 (e)	2,000,000	1,722,180
Waste Management Inc 2.5% 11/15/2050	3,280,000	1,867,760
Waste Management Inc 4.15% 4/15/2032 (e)	3,700,000	3,556,404
Waste Management Inc 4.15% 7/15/2049	462,000	360,796
Waste Management Inc 4.65% 3/15/2030 (e)	1,530,000	1,522,433
Waste Management Inc 4.95% 3/15/2035 (e)	1,430,000	1,398,022
Waste Management Inc 5.35% 10/15/2054 (e)	1,430,000	1,319,970
		28,109,747
Electrical Equipment - 0.0%
Emerson Electric Co 1.95% 10/15/2030	6,400,000	5,704,992
Emerson Electric Co 2.75% 10/15/2050	2,800,000	1,684,691
GE Vernova Inc 4.25% 2/4/2031	1,600,000	1,558,062
GE Vernova Inc 4.875% 2/4/2036 (e)	2,000,000	1,919,536
GE Vernova Inc 5.5% 2/4/2056 (e)	1,400,000	1,297,695
Regal Rexnord Corp 6.4% 4/15/2033 (e)	2,700,000	2,803,754
		14,968,730
Ground Transportation - 0.3%
Burlington Northern Santa Fe LLC 3.05% 2/15/2051	2,100,000	1,314,930
Burlington Northern Santa Fe LLC 3.9% 8/1/2046	827,000	628,333
Burlington Northern Santa Fe LLC 4.05% 6/15/2048	3,755,000	2,883,563
Burlington Northern Santa Fe LLC 4.125% 6/15/2047	508,000	397,349
Burlington Northern Santa Fe LLC 4.15% 4/1/2045	303,000	242,991
Burlington Northern Santa Fe LLC 4.375% 9/1/2042	802,000	683,595
Burlington Northern Santa Fe LLC 4.45% 1/15/2053	2,000,000	1,595,230
Burlington Northern Santa Fe LLC 4.45% 3/15/2043	1,600,000	1,370,688
Burlington Northern Santa Fe LLC 4.55% 9/1/2044 (e)	535,000	455,462
Burlington Northern Santa Fe LLC 4.7% 9/1/2045	418,000	359,755
Burlington Northern Santa Fe LLC 4.9% 4/1/2044 (e)	713,000	637,628
Burlington Northern Santa Fe LLC 5.15% 9/1/2043	2,203,000	2,046,447
Burlington Northern Santa Fe LLC 5.2% 4/15/2054 (e)	1,000,000	891,053
Burlington Northern Santa Fe LLC 5.5% 3/15/2055 (e)	2,100,000	1,952,036
Burlington Northern Santa Fe LLC 5.55% 3/15/2056 (e)	2,000,000	1,873,385
Burlington Northern Santa Fe LLC 5.75% 5/1/2040	1,100,000	1,112,408
Burlington Northern Santa Fe LLC 6.15% 5/1/2037	2,400,000	2,551,447
CSX Corp 2.5% 5/15/2051	85,000	47,619
CSX Corp 3.25% 6/1/2027	91,000	90,238
CSX Corp 3.8% 11/1/2046	1,019,000	760,238
CSX Corp 3.95% 5/1/2050 (e)	637,000	474,090
CSX Corp 4.1% 11/15/2032 (e)	5,000,000	4,765,174
CSX Corp 4.1% 3/15/2044	1,207,000	971,239
CSX Corp 4.25% 3/15/2029	3,300,000	3,265,899
CSX Corp 4.3% 3/1/2048	1,600,000	1,273,302
CSX Corp 4.5% 11/15/2052 (e)	2,000,000	1,605,145
CSX Corp 4.5% 3/15/2049	2,229,000	1,809,066
CSX Corp 4.75% 11/15/2048	1,032,000	873,961
CSX Corp 5.05% 6/15/2035 (e)	4,480,000	4,399,230
Norfolk Southern Corp 2.3% 5/15/2031	1,000,000	887,829
Norfolk Southern Corp 3.8% 8/1/2028	1,740,000	1,713,915
Norfolk Southern Corp 3.95% 10/1/2042	339,000	270,869
Norfolk Southern Corp 4.05% 8/15/2052	1,234,000	910,553
Norfolk Southern Corp 4.1% 5/15/2121	1,300,000	858,275
Norfolk Southern Corp 4.15% 2/28/2048	4,436,000	3,444,307
Norfolk Southern Corp 4.65% 1/15/2046	582,000	491,098
Norfolk Southern Corp 5.05% 8/1/2030	1,600,000	1,609,181
Norfolk Southern Corp 5.1% 5/1/2035 (e)	2,700,000	2,657,453
Norfolk Southern Corp 5.35% 8/1/2054 (e)	4,300,000	3,883,690
Ryder System Inc 5% 3/15/2030	3,900,000	3,900,936
Uber Technologies Inc 4.15% 1/15/2031	2,800,000	2,701,427
Uber Technologies Inc 4.3% 1/15/2030	1,250,000	1,225,638
Uber Technologies Inc 4.8% 9/15/2034 (e)	1,250,000	1,195,062
Uber Technologies Inc 4.8% 9/15/2035	3,010,000	2,850,440
Uber Technologies Inc 5.35% 9/15/2054 (e)	1,750,000	1,548,331
Union Pacific Corp 2.15% 2/5/2027	1,800,000	1,783,776
Union Pacific Corp 2.375% 5/20/2031	1,400,000	1,250,959
Union Pacific Corp 2.891% 4/6/2036 (e)	7,001,000	5,771,647
Union Pacific Corp 2.973% 9/16/2062	1,700,000	937,440
Union Pacific Corp 3% 4/15/2027	891,000	884,130
Union Pacific Corp 3.25% 2/5/2050	2,100,000	1,375,637
Union Pacific Corp 3.6% 9/15/2037	588,000	501,590
Union Pacific Corp 3.75% 2/5/2070	1,400,000	906,398
Union Pacific Corp 3.799% 10/1/2051	499,000	356,862
Union Pacific Corp 3.799% 4/6/2071	4,483,000	2,921,198
Union Pacific Corp 3.839% 3/20/2060	2,844,000	1,947,321
Union Pacific Corp 4.95% 5/15/2053	2,500,000	2,145,677
Union Pacific Corp 5.1% 2/20/2035	1,120,000	1,113,523
Union Pacific Corp 5.6% 12/1/2054 (e)	2,720,000	2,574,197
Union Pacific Corp 6.625% 2/1/2029	3,500,000	3,659,532
		99,610,392
Industrial Conglomerates - 0.1%
3M Co 2.875% 10/15/2027	12,000	11,787
3M Co 3.05% 4/15/2030 (e)	8,000,000	7,509,023
3M Co 3.125% 9/19/2046	492,000	324,806
3M Co 3.25% 8/26/2049	1,248,000	818,481
3M Co 4% 9/14/2048	3,000,000	2,248,593
3M Co 5.15% 3/15/2035	4,100,000	4,045,195
Honeywell International Inc 1.95% 6/1/2030	100,000	89,992
Honeywell International Inc 2.5% 11/1/2026	1,276,000	1,272,497
Honeywell International Inc 2.7% 8/15/2029	3,500,000	3,308,735
Honeywell International Inc 3.812% 11/21/2047	249,000	184,922
Honeywell International Inc 4.5% 1/15/2034 (e)	6,240,000	5,961,350
Honeywell International Inc 5.25% 3/1/2054	1,600,000	1,463,080
Trane Technologies Financing Ltd 3.8% 3/21/2029	2,557,000	2,497,274
Trane Technologies Financing Ltd 4.65% 11/1/2044	1,069,000	919,847
		30,655,582
Machinery - 0.4%
Caterpillar Financial Services Corp 1.7% 1/8/2027	5,500,000	5,453,386
Caterpillar Financial Services Corp 3.6% 8/12/2027	2,000,000	1,987,407
Caterpillar Financial Services Corp 4.1% 8/15/2028	10,000,000	9,914,430
Caterpillar Financial Services Corp 4.15% 1/8/2031	1,550,000	1,507,542
Caterpillar Inc 2.6% 4/9/2030 (e)	10,300,000	9,572,707
Caterpillar Inc 3.25% 9/19/2049	4,973,000	3,347,506
Caterpillar Inc 3.803% 8/15/2042	445,000	357,847
Caterpillar Inc 5.2% 5/15/2035 (e)	7,370,000	7,352,640
Caterpillar Inc 5.3% 9/15/2035	1,247,000	1,256,158
Cummins Inc 1.5% 9/1/2030	3,890,000	3,422,988
Cummins Inc 4.7% 2/15/2031 (e)	2,500,000	2,483,277
Cummins Inc 5.45% 2/20/2054 (e)	1,500,000	1,389,155
Deere & Co 2.875% 9/7/2049	2,470,000	1,553,392
Deere & Co 3.75% 4/15/2050	2,900,000	2,130,638
Deere & Co 5.375% 10/16/2029	1,278,000	1,305,119
Deere & Co 5.45% 1/16/2035 (e)	2,000,000	2,030,252
Eaton Corp 3.85% 3/6/2028	6,000,000	5,933,316
Eaton Corp 3.95% 3/6/2029	5,500,000	5,396,732
Eaton Corp 4% 11/2/2032	4,139,000	3,925,162
Eaton Corp 4.15% 11/2/2042 (e)	339,000	281,071
Eaton Corp 4.15% 3/15/2033 (e)	4,490,000	4,265,818
Eaton Corp 4.2% 3/6/2031	5,200,000	5,033,089
Eaton Corp 4.8% 3/6/2036	300,000	286,747
Eaton Corp 5.45% 3/6/2056 (e)	3,200,000	2,991,686
Illinois Tool Works Inc 3.9% 9/1/2042	2,300,000	1,852,948
Ingersoll Rand Inc 5.176% 6/15/2029	3,000,000	3,033,235
Ingersoll Rand Inc 5.45% 6/15/2034 (e)	1,700,000	1,702,383
Ingersoll Rand Inc 5.7% 8/14/2033	3,300,000	3,365,062
Otis Worldwide Corp 2.293% 4/5/2027 (e)	1,400,000	1,384,428
Otis Worldwide Corp 2.565% 2/15/2030	3,000,000	2,769,315
Otis Worldwide Corp 3.362% 2/15/2050	400,000	268,353
Otis Worldwide Corp 4.488% 5/7/2029 (e)	3,000,000	2,977,090
Otis Worldwide Corp 5.131% 9/4/2035 (e)	2,960,000	2,883,931
Otis Worldwide Corp 5.25% 8/16/2028	1,900,000	1,917,296
Parker-Hannifin Corp 3.25% 3/1/2027	1,007,000	1,002,050
Parker-Hannifin Corp 4% 6/14/2049	900,000	679,780
Parker-Hannifin Corp 4.1% 3/1/2047	1,009,000	790,068
Parker-Hannifin Corp 4.25% 9/15/2027	5,100,000	5,089,982
Parker-Hannifin Corp 4.5% 9/15/2029	2,200,000	2,181,556
Stanley Black & Decker Inc 2.3% 3/15/2030	6,550,000	5,959,112
Stanley Black & Decker Inc 5.2% 9/1/2040	500,000	458,124
Westinghouse Air Brake Technologies Corp 3.45% 11/15/2026	2,600,000	2,593,991
Westinghouse Air Brake Technologies Corp 4.9% 5/29/2030 (e)	3,000,000	2,985,254
Westinghouse Air Brake Technologies Corp 5.5% 5/29/2035	560,000	559,252
		127,631,275
Passenger Airlines - 0.0%
American Airlines 2016-2 Class AA Pass Through Trust equipment trust certificate 3.2% 12/15/2029	781,180	758,389
American Airlines 2021-1 Class A Pass Through Trust equipment trust certificate 2.875% 1/11/2036	2,199,420	1,939,812
American Airlines 2026-2 Class A Pass Through Trust equipment trust certificate 5.7% 8/20/2040	2,800,000	2,797,301
Delta Air Lines Inc 4.95% 7/10/2028	2,200,000	2,202,969
Delta Air Lines Inc 5.25% 7/10/2030	1,200,000	1,202,158
Southwest Airlines Co 2.625% 2/10/2030 (e)	1,000,000	918,431
Southwest Airlines Co 4.375% 11/15/2028 (e)	1,500,000	1,481,902
Southwest Airlines Co 5.25% 11/15/2035	600,000	565,799
United Airlines 2015-1 Class A Pass Through Trust 3.45% 6/1/2029	64,559	63,356
United Airlines 2016-1 Class AA Pass Through Trust equipment trust certificate 3.1% 1/7/2030	884,806	862,662
United Airlines 2023-1 Class A Pass Through Trust equipment trust certificate 5.8% 7/15/2037	2,043,056	2,078,216
		14,870,995
Professional Services - 0.0%
Booz Allen Hamilton Inc 5.95% 8/4/2033 (e)	1,500,000	1,505,264
Leidos Inc 4.1% 3/15/2029 (e)	3,100,000	3,038,452
Leidos Inc 5% 3/15/2036	3,100,000	2,931,868
Paychex Inc 5.35% 4/15/2032	4,300,000	4,296,166
Paychex Inc 5.6% 4/15/2035 (e)	2,736,000	2,715,380
Verisk Analytics Inc 5.125% 3/15/2036	2,000,000	1,903,265
Verisk Analytics Inc 5.25% 3/15/2035	2,500,000	2,431,908
		18,822,303
Trading Companies & Distributors - 0.1%
Ferguson Enterprises Inc 4.35% 3/15/2031 (e)	2,100,000	2,041,777
GATX Corp 6.05% 6/5/2054 (e)	1,000,000	972,164
GATX Corp 6.9% 5/1/2034	3,400,000	3,672,980
Sumisho Air Lease Corp 3.125% 12/1/2030	1,120,000	1,028,639
Sumisho Air Lease Corp 3.625% 12/1/2027	4,145,000	4,088,578
Sumisho Air Lease Corp 4.5% 3/24/2029 (f)	2,400,000	2,369,524
Sumisho Air Lease Corp 4.85% 3/24/2031 (f)	1,400,000	1,369,869
Sumisho Air Lease Corp 5.2% 7/15/2031	2,500,000	2,476,821
Sumisho Air Lease Corp 5.5% 3/24/2036 (f)	1,200,000	1,169,963
WW Grainger Inc 4.45% 9/15/2034	3,000,000	2,862,576
		22,052,891
TOTAL INDUSTRIALS		601,074,676
Information Technology - 1.9%
Communications Equipment - 0.1%
Cisco Systems Inc 4.75% 2/24/2030 (e)	2,500,000	2,497,475
Cisco Systems Inc 4.85% 2/26/2029	2,500,000	2,513,422
Cisco Systems Inc 5.05% 2/26/2034	2,500,000	2,469,072
Cisco Systems Inc 5.1% 2/24/2035 (e)	3,660,000	3,606,234
Cisco Systems Inc 5.3% 2/26/2054 (e)	2,900,000	2,606,148
Cisco Systems Inc 5.5% 2/24/2055	1,090,000	1,013,865
Cisco Systems Inc 5.9% 2/15/2039	4,673,000	4,795,984
Motorola Solutions Inc 4.6% 5/23/2029	3,900,000	3,871,323
Motorola Solutions Inc 5.2% 8/15/2032	1,800,000	1,791,670
Motorola Solutions Inc 5.5% 9/1/2044 (e)	1,400,000	1,295,032
Motorola Solutions Inc 5.65% 8/17/2036	1,200,000	1,195,318
		27,655,543
Electronic Equipment, Instruments & Components - 0.1%
Amphenol Corp 2.8% 2/15/2030 (e)	2,300,000	2,146,664
Amphenol Corp 3.8% 11/15/2027	4,000,000	3,970,392
Amphenol Corp 4.125% 11/15/2030	9,900,000	9,589,088
Amphenol Corp 4.625% 2/15/2036 (e)	4,000,000	3,758,923
Amphenol Corp 5.25% 4/5/2034	1,700,000	1,695,576
Amphenol Corp 5.3% 11/15/2055 (e)	2,500,000	2,264,141
Amphenol Corp 5.375% 11/15/2054 (e)	882,000	813,773
Corning Inc 3.9% 11/15/2049	3,700,000	2,653,539
Corning Inc 4.75% 3/15/2042	891,000	787,516
Corning Inc 5.35% 11/15/2048	1,000,000	904,460
Dell International LLC / EMC Corp 4.15% 2/15/2029	2,900,000	2,851,173
Dell International LLC / EMC Corp 5.1% 2/15/2036	3,000,000	2,883,538
Dell International LLC / EMC Corp 5.25% 2/15/2037 (e)	1,000,000	960,837
Dell International LLC / EMC Corp 5.3% 10/1/2029	6,046,000	6,105,202
Dell International LLC / EMC Corp 5.5% 4/1/2035	3,780,000	3,761,455
Dell International LLC / EMC Corp 8.1% 7/15/2036	3,200,000	3,714,183
Dell International LLC / EMC Corp 8.35% 7/15/2046	1,049,000	1,269,520
Vontier Corp 2.4% 4/1/2028	1,300,000	1,249,090
Vontier Corp 2.95% 4/1/2031 (e)	1,800,000	1,627,347
		53,006,417
IT Services - 0.1%
CDW LLC / CDW Finance Corp 2.67% 12/1/2026	5,500,000	5,474,367
CDW LLC / CDW Finance Corp 3.569% 12/1/2031	800,000	723,276
CDW LLC / CDW Finance Corp 5.1% 3/1/2030	1,720,000	1,699,645
CDW LLC / CDW Finance Corp 5.55% 8/22/2034	1,120,000	1,085,618
IBM Corporation 1.95% 5/15/2030	2,400,000	2,154,545
IBM Corporation 2.95% 5/15/2050	1,500,000	870,343
IBM Corporation 3.5% 5/15/2029	111,000	107,427
IBM Corporation 4% 6/20/2042	5,900,000	4,591,515
IBM Corporation 4.15% 5/15/2039	353,000	295,410
IBM Corporation 4.25% 5/15/2049	8,481,000	6,199,683
IBM Corporation 4.3% 2/3/2031 (e)	1,700,000	1,646,664
IBM Corporation 4.7% 2/19/2046 (e)	882,000	713,920
IBM Corporation 4.8% 2/10/2030 (e)	3,920,000	3,904,176
IBM Corporation 4.9% 7/27/2052	1,000,000	799,847
IBM Corporation 4.95% 2/3/2036 (e)	1,000,000	945,674
IBM Corporation 5% 2/10/2032 (e)	5,200,000	5,151,424
IBM Corporation 5.2% 2/10/2035 (e)	3,920,000	3,828,877
IBM Corporation 5.8% 2/3/2056	1,300,000	1,168,793
		41,361,204
Semiconductors & Semiconductor Equipment - 0.7%
Advanced Micro Devices Inc 4.393% 6/1/2052 (e)	600,000	466,180
Advanced Micro Devices Inc 5% 8/17/2031	4,000,000	3,968,962
Advanced Micro Devices Inc 5.5% 8/17/2036 (e)	2,200,000	2,160,123
Analog Devices Inc 2.8% 10/1/2041	3,500,000	2,442,923
Analog Devices Inc 3.5% 12/5/2026	1,500,000	1,497,750
Analog Devices Inc 4.5% 6/15/2030 (e)	4,000,000	3,953,450
Applied Materials Inc 2.75% 6/1/2050	1,200,000	723,893
Applied Materials Inc 4% 1/15/2031 (e)	4,000,000	3,857,570
Applied Materials Inc 4.35% 4/1/2047	2,303,000	1,885,436
Broadcom Corp / Broadcom Cayman Finance Ltd 3.5% 1/15/2028	4,847,000	4,773,721
Broadcom Inc 2.45% 2/15/2031	3,200,000	2,843,278
Broadcom Inc 2.6% 2/15/2033	3,600,000	3,018,717
Broadcom Inc 3.137% 11/15/2035	1,000,000	804,570
Broadcom Inc 3.419% 4/15/2033 (e)	2,500,000	2,192,180
Broadcom Inc 3.469% 4/15/2034	3,397,000	2,913,676
Broadcom Inc 3.5% 2/15/2041	2,900,000	2,154,110
Broadcom Inc 3.75% 2/15/2051	5,800,000	3,903,866
Broadcom Inc 4.2% 10/15/2030	8,200,000	7,883,042
Broadcom Inc 4.3% 1/15/2031	4,700,000	4,529,074
Broadcom Inc 4.3% 11/15/2032	1,700,000	1,592,146
Broadcom Inc 4.55% 2/15/2032	4,880,000	4,672,843
Broadcom Inc 4.6% 7/15/2030	8,200,000	8,031,182
Broadcom Inc 4.75% 4/15/2029	3,167,000	3,159,223
Broadcom Inc 4.8% 10/15/2034	4,880,000	4,566,518
Broadcom Inc 4.8% 2/15/2036 (e)	2,570,000	2,358,397
Broadcom Inc 4.95% 1/15/2036 (e)	3,000,000	2,789,734
Broadcom Inc 5% 4/15/2030	4,750,000	4,726,867
Broadcom Inc 5.15% 11/15/2031 (e)	3,330,000	3,302,415
Broadcom Inc 5.7% 1/15/2056 (e)	1,000,000	900,831
Intel Corp 3.05% 8/12/2051	1,100,000	647,630
Intel Corp 3.15% 5/11/2027	4,300,000	4,261,521
Intel Corp 3.25% 11/15/2049	2,050,000	1,262,605
Intel Corp 3.734% 12/8/2047	583,000	399,594
Intel Corp 3.9% 3/25/2030	5,970,000	5,739,660
Intel Corp 4.1% 5/11/2047	428,000	311,466
Intel Corp 4.1% 5/19/2046	1,247,000	915,972
Intel Corp 4.6% 3/25/2040 (e)	1,869,000	1,618,392
Intel Corp 4.65% 6/1/2031	3,600,000	3,511,593
Intel Corp 4.75% 3/25/2050	8,091,000	6,365,973
Intel Corp 4.875% 2/10/2028	3,000,000	3,005,738
Intel Corp 4.95% 3/25/2060 (e)	1,000,000	781,131
Intel Corp 5.05% 8/5/2062 (e)	2,500,000	1,953,166
Intel Corp 5.2% 2/10/2033	12,260,000	12,120,788
Intel Corp 5.3% 5/15/2036	850,000	819,270
Intel Corp 5.6% 2/21/2054	1,370,000	1,200,473
Intel Corp 5.7% 2/10/2053	2,210,000	1,973,050
Intel Corp 6.125% 5/15/2056	5,300,000	4,998,060
KLA Corp 4.65% 7/15/2032	3,900,000	3,813,728
KLA Corp 4.7% 2/1/2034	2,000,000	1,930,499
KLA Corp 5.25% 7/15/2062 (e)	1,300,000	1,135,296
Lam Research Corp 2.875% 6/15/2050	2,800,000	1,717,027
Marvell Technology Inc 2.45% 4/15/2028 (e)	2,600,000	2,507,907
Marvell Technology Inc 4.75% 7/15/2030	1,300,000	1,281,137
Marvell Technology Inc 5.3% 4/15/2036	1,300,000	1,253,081
Marvell Technology Inc 5.45% 7/15/2035	700,000	688,719
Marvell Technology Inc 5.95% 9/15/2033	1,000,000	1,026,481
Micron Technology Inc 3.477% 11/1/2051	1,500,000	1,002,272
NVIDIA Corp 2% 6/15/2031	1,200,000	1,052,585
NVIDIA Corp 2.85% 4/1/2030	88,000	82,266
NVIDIA Corp 3.5% 4/1/2040 (e)	1,000,000	789,356
NVIDIA Corp 3.5% 4/1/2050	3,900,000	2,618,188
NVIDIA Corp 4.25% 6/15/2028 (e)	4,000,000	3,976,766
NVIDIA Corp 4.35% 6/15/2029	4,000,000	3,958,413
NVIDIA Corp 4.5% 6/15/2031 (e)	7,800,000	7,619,979
NVIDIA Corp 4.75% 6/15/2033 (e)	3,000,000	2,905,143
NVIDIA Corp 4.95% 6/15/2036 (e)	6,200,000	5,893,733
NVIDIA Corp 5.55% 6/15/2046 (e)	3,000,000	2,757,526
NVIDIA Corp 5.625% 6/15/2056 (e)	4,200,000	3,770,813
QUALCOMM Inc 1.65% 5/20/2032	4,500,000	3,759,598
QUALCOMM Inc 2.15% 5/20/2030	1,100,000	998,512
QUALCOMM Inc 4.3% 5/20/2047	1,800,000	1,401,699
QUALCOMM Inc 4.5% 5/20/2030	3,340,000	3,308,797
QUALCOMM Inc 4.65% 5/20/2035	1,200,000	1,144,759
QUALCOMM Inc 4.8% 5/20/2045	2,790,000	2,382,044
QUALCOMM Inc 5% 5/20/2035	3,340,000	3,242,630
QUALCOMM Inc 5.4% 5/20/2033	2,200,000	2,236,238
QUALCOMM Inc 6% 5/20/2053 (e)	1,000,000	974,161
Texas Instruments Inc 2.9% 11/3/2027	2,000,000	1,967,846
Texas Instruments Inc 4.15% 5/15/2048	1,613,000	1,257,715
Texas Instruments Inc 4.5% 5/23/2030 (e)	4,100,000	4,052,607
Texas Instruments Inc 4.6% 2/15/2028	5,000,000	5,002,222
Texas Instruments Inc 5% 3/14/2053	1,300,000	1,125,396
Texas Instruments Inc 5.05% 5/18/2063	1,400,000	1,179,303
Texas Instruments Inc 5.1% 5/23/2035	4,100,000	4,027,887
		233,801,088
Software - 0.7%
Cadence Design Systems Inc 4.3% 9/10/2029	1,930,000	1,899,829
Cadence Design Systems Inc 4.7% 9/10/2034 (e)	950,000	911,749
Intuit Inc 5.2% 9/15/2033 (e)	1,600,000	1,579,141
Intuit Inc 5.5% 9/15/2053 (e)	1,400,000	1,214,904
Microsoft Corp 1.35% 9/15/2030 (e)	6,000,000	5,291,755
Microsoft Corp 2.5% 9/15/2050	1,800,000	1,008,114
Microsoft Corp 2.525% 6/1/2050	4,290,000	2,415,247
Microsoft Corp 2.675% 6/1/2060	2,945,000	1,531,420
Microsoft Corp 2.921% 3/17/2052	19,678,000	11,809,403
Microsoft Corp 3.041% 3/17/2062	736,000	414,417
Microsoft Corp 3.45% 8/8/2036 (e)	10,518,000	9,171,859
Microsoft Corp 3.5% 11/15/2042 (e)	1,000,000	773,937
Microsoft Corp 4.1% 2/6/2037 (e)	2,900,000	2,653,757
Microsoft Corp 4.2% 11/3/2035 (e)	3,800,000	3,582,418
Oracle Corp 2.8% 4/1/2027 (e)	17,700,000	17,521,248
Oracle Corp 2.875% 3/25/2031 (e)	5,200,000	4,552,627
Oracle Corp 3.6% 4/1/2050	500,000	290,155
Oracle Corp 3.65% 3/25/2041 (e)	4,000,000	2,701,173
Oracle Corp 3.85% 4/1/2060	3,600,000	2,028,767
Oracle Corp 3.85% 7/15/2036	3,105,000	2,465,532
Oracle Corp 3.9% 5/15/2035	8,200,000	6,696,689
Oracle Corp 3.95% 3/25/2051	5,200,000	3,153,953
Oracle Corp 4% 11/15/2047	4,491,000	2,818,336
Oracle Corp 4% 7/15/2046	1,746,000	1,119,643
Oracle Corp 4.1% 3/25/2061	1,520,000	888,742
Oracle Corp 4.125% 5/15/2045	535,000	352,883
Oracle Corp 4.2% 9/27/2029	4,000,000	3,844,823
Oracle Corp 4.3% 7/8/2034	1,691,000	1,462,127
Oracle Corp 4.375% 5/15/2055	2,781,000	1,754,587
Oracle Corp 4.45% 9/26/2030 (e)	5,000,000	4,733,022
Oracle Corp 4.55% 2/4/2029	6,800,000	6,645,940
Oracle Corp 4.65% 5/6/2030	3,000,000	2,885,600
Oracle Corp 4.95% 2/4/2031 (e)	8,900,000	8,528,270
Oracle Corp 5.2% 9/26/2035	7,000,000	6,279,697
Oracle Corp 5.375% 7/15/2040	10,698,000	8,905,022
Oracle Corp 5.375% 9/27/2054	4,500,000	3,293,162
Oracle Corp 5.5% 9/27/2064	1,800,000	1,296,031
Oracle Corp 5.7% 2/4/2036 (e)	4,500,000	4,160,896
Oracle Corp 5.875% 9/26/2045 (e)	4,000,000	3,298,543
Oracle Corp 5.95% 9/26/2055	3,500,000	2,780,607
Oracle Corp 6% 8/3/2055	2,530,000	2,038,191
Oracle Corp 6.25% 11/9/2032 (e)	4,100,000	4,084,355
Oracle Corp 6.55% 2/4/2046	4,500,000	4,020,554
Oracle Corp 6.7% 2/4/2056 (e)	13,150,000	11,582,109
Oracle Corp 6.9% 11/9/2052	1,500,000	1,354,336
Roper Technologies Inc 1.4% 9/15/2027	144,000	139,696
Roper Technologies Inc 1.75% 2/15/2031	1,860,000	1,603,826
Roper Technologies Inc 2% 6/30/2030	3,360,000	2,992,953
Roper Technologies Inc 3.8% 12/15/2026	1,515,000	1,511,588
Roper Technologies Inc 4.9% 10/15/2034	2,420,000	2,297,626
Roper Technologies Inc 5.1% 9/15/2035	1,000,000	952,952
Salesforce Inc 2.7% 7/15/2041	2,100,000	1,398,249
Salesforce Inc 2.9% 7/15/2051	4,300,000	2,420,601
Salesforce Inc 4.65% 3/15/2029	13,320,000	13,262,223
Salesforce Inc 4.9% 9/15/2031	10,000,000	9,869,868
Salesforce Inc 5.55% 3/15/2036 (e)	5,440,000	5,340,527
Salesforce Inc 6.55% 3/15/2056	6,600,000	6,440,284
Synopsys Inc 4.65% 4/1/2028	6,300,000	6,289,778
Synopsys Inc 4.85% 4/1/2030 (e)	5,870,000	5,834,914
Synopsys Inc 5% 4/1/2032 (e)	3,200,000	3,159,197
Synopsys Inc 5.15% 4/1/2035 (e)	3,500,000	3,398,696
Synopsys Inc 5.7% 4/1/2055 (e)	3,500,000	3,240,235
		241,948,783
Technology Hardware, Storage & Peripherals - 0.2%
Apple Inc 1.25% 8/20/2030	8,300,000	7,290,696
Apple Inc 1.7% 8/5/2031 (e)	2,700,000	2,344,734
Apple Inc 2.2% 9/11/2029 (e)	6,000,000	5,620,383
Apple Inc 2.375% 2/8/2041	5,500,000	3,785,314
Apple Inc 2.4% 8/20/2050	1,000,000	551,308
Apple Inc 2.55% 8/20/2060	3,400,000	1,729,976
Apple Inc 2.65% 2/8/2051	1,500,000	864,717
Apple Inc 2.85% 8/5/2061	8,100,000	4,394,333
Apple Inc 2.9% 9/12/2027	2,004,000	1,975,852
Apple Inc 2.95% 9/11/2049	2,630,000	1,645,370
Apple Inc 3% 11/13/2027	1,782,000	1,755,750
Apple Inc 3.2% 5/11/2027	8,593,000	8,537,575
Apple Inc 3.75% 11/13/2047	1,243,000	919,779
Apple Inc 3.85% 5/4/2043	4,217,000	3,360,335
Apple Inc 3.85% 8/4/2046	2,500,000	1,900,667
Apple Inc 4.1% 8/8/2062	1,600,000	1,160,669
Apple Inc 4.25% 2/9/2047	445,000	359,323
Apple Inc 4.3% 5/10/2033 (e)	400,000	390,392
Apple Inc 4.375% 5/13/2045	836,000	697,351
Apple Inc 4.5% 2/23/2036 (e)	1,651,000	1,597,188
Apple Inc 4.65% 2/23/2046	10,307,000	8,903,906
Apple Inc 4.85% 5/10/2053	600,000	527,829
Hewlett Packard Enterprise Co 4.4% 10/15/2030	2,000,000	1,947,637
Hewlett Packard Enterprise Co 4.55% 10/15/2029	8,870,000	8,750,802
Hewlett Packard Enterprise Co 5% 10/15/2034	2,070,000	1,985,176
Hewlett Packard Enterprise Co 5.25% 4/1/2033	2,000,000	1,976,645
Hewlett Packard Enterprise Co 5.6% 10/15/2054 (e)	1,790,000	1,578,568
Hewlett Packard Enterprise Co 6.2% 10/15/2035 (b)	776,000	812,604
Hewlett Packard Enterprise Co 6.35% 10/15/2045 (b)	1,669,000	1,654,673
HP Inc 3.4% 6/17/2030 (e)	5,820,000	5,481,284
HP Inc 5.5% 1/15/2033	1,800,000	1,806,905
HP Inc 6% 9/15/2041 (e)	1,367,000	1,341,184
		87,648,925
TOTAL INFORMATION TECHNOLOGY		685,421,960
Materials - 0.5%
Chemicals - 0.3%
Air Products and Chemicals Inc 2.7% 5/15/2040	1,561,000	1,118,942
Air Products and Chemicals Inc 4.3% 6/11/2028 (e)	3,250,000	3,237,006
Air Products and Chemicals Inc 4.6% 2/8/2029	6,500,000	6,488,266
Air Products and Chemicals Inc 4.9% 10/11/2032	2,950,000	2,927,230
CF Industries Inc 5.375% 3/15/2044 (e)	2,000,000	1,843,852
Dow Chemical Co/The 2.1% 11/15/2030	4,695,000	4,141,746
Dow Chemical Co/The 3.6% 11/15/2050	283,000	183,255
Dow Chemical Co/The 4.25% 10/1/2034	1,300,000	1,172,941
Dow Chemical Co/The 4.375% 11/15/2042	869,000	689,690
Dow Chemical Co/The 4.8% 11/30/2028 (e)	5,624,000	5,622,557
Dow Chemical Co/The 4.8% 5/15/2049	1,277,000	1,006,459
Dow Chemical Co/The 5.6% 2/15/2054 (e)	1,600,000	1,393,910
Dow Chemical Co/The 5.65% 3/15/2036 (e)	2,740,000	2,688,583
Dow Chemical Co/The 6.9% 5/15/2053 (e)	2,380,000	2,484,585
Dow Chemical Co/The 9.4% 5/15/2039 (e)	535,000	693,609
Eastman Chemical Co 4.5% 12/1/2028 (e)	2,700,000	2,678,863
Eastman Chemical Co 4.65% 10/15/2044 (e)	1,195,000	990,020
Eastman Chemical Co 5% 8/1/2029	1,000,000	1,000,392
Eastman Chemical Co 5.625% 2/20/2034	1,520,000	1,520,494
Eastman Chemical Co 5.75% 3/8/2033	600,000	609,920
Ecolab Inc 2.7% 11/1/2026	1,176,000	1,173,111
Ecolab Inc 2.7% 12/15/2051	2,800,000	1,622,521
Ecolab Inc 2.75% 8/18/2055	73,000	41,387
Ecolab Inc 3.95% 12/1/2047	593,000	454,325
Ecolab Inc 4.8% 3/24/2030	1,745,000	1,740,596
Ecolab Inc 4.8% 6/15/2031	4,000,000	3,968,487
Ecolab Inc 5% 9/1/2035	1,630,000	1,590,269
International Flavors & Fragrances Inc 5% 9/26/2048 (e)	1,500,000	1,280,867
Linde Inc/CT 3.55% 11/7/2042	856,000	656,274
LYB International Finance BV 4.875% 3/15/2044	1,743,000	1,433,971
LYB International Finance II BV 3.5% 3/2/2027	4,361,000	4,336,833
LYB International Finance III LLC 3.375% 10/1/2040	2,400,000	1,734,444
LYB International Finance III LLC 4.2% 10/15/2049	2,700,000	1,923,198
LYB International Finance III LLC 5.125% 1/15/2031 (e)	2,230,000	2,211,557
LYB International Finance III LLC 5.875% 1/15/2036 (e)	1,600,000	1,587,459
LyondellBasell Industries NV 4.625% 2/26/2055	2,067,000	1,534,308
Mosaic Co/The 5.45% 11/15/2033 (e)	500,000	494,694
Mosaic Co/The 5.625% 11/15/2043 (e)	668,000	615,994
RPM International Inc 4.55% 3/1/2029	3,000,000	2,972,431
Sherwin-Williams Co/The 2.95% 8/15/2029	5,000,000	4,734,646
Sherwin-Williams Co/The 3.45% 6/1/2027	6,613,000	6,562,541
Sherwin-Williams Co/The 4.5% 6/1/2047	4,720,000	3,833,718
Sherwin-Williams Co/The 4.5% 8/15/2030	600,000	589,519
Sherwin-Williams Co/The 4.8% 9/1/2031	1,600,000	1,578,279
Westlake Corp 3.375% 6/15/2030 (e)	1,600,000	1,507,399
Westlake Corp 3.375% 8/15/2061	1,200,000	680,287
Westlake Corp 5% 8/15/2046 (e)	356,000	300,288
Westlake Corp 5.55% 11/15/2035 (e)	1,000,000	973,212
Westlake Corp 6.375% 11/15/2055 (e)	1,550,000	1,490,633
		96,115,568
Construction Materials - 0.1%
Amrize Finance US LLC 5.4% 4/7/2035	4,300,000	4,251,284
CRH America Finance Inc 5.4% 5/21/2034 (e)	2,000,000	1,993,379
CRH America Finance Inc 5.5% 1/9/2035 (e)	4,000,000	3,995,910
CRH America Finance Inc 5.6% 2/9/2056 (e)	710,000	659,708
Martin Marietta Materials Inc 2.4% 7/15/2031	1,800,000	1,585,905
Martin Marietta Materials Inc 3.2% 7/15/2051	1,000,000	627,544
Martin Marietta Materials Inc 4.25% 12/15/2047	1,400,000	1,081,370
Martin Marietta Materials Inc 5.15% 12/1/2034	700,000	684,869
Martin Marietta Materials Inc 5.2% 1/30/2032	5,500,000	5,500,796
Martin Marietta Materials Inc 5.5% 12/1/2054	700,000	638,209
Martin Marietta Materials Inc 6.375% 8/15/2056	1,300,000	1,327,701
Vulcan Materials Co 5.35% 12/1/2034 (e)	3,110,000	3,091,210
		25,437,885
Containers & Packaging - 0.1%
Amcor Flexibles North America Inc 4.25% 3/8/2029	10,000,000	9,854,231
Amcor Flexibles North America Inc 5.125% 3/12/2036 (e)	3,000,000	2,889,445
Amcor Flexibles North America Inc 5.5% 3/17/2035 (e)	1,190,000	1,184,035
Amcor Group Finance PLC 5.45% 5/23/2029	5,000,000	5,066,276
Avery Dennison Corp 4.875% 12/6/2028 (e)	3,100,000	3,103,356
International Paper Co 4.4% 8/15/2047	854,000	670,166
International Paper Co 5% 9/15/2035 (e)	2,600,000	2,489,871
International Paper Co 5.15% 5/15/2046 (e)	2,281,000	1,984,086
Packaging Corp of America 5.2% 8/15/2035 (e)	2,300,000	2,251,610
Sonoco Products Co 5% 9/1/2034 (e)	2,800,000	2,694,636
WRKCo Inc 3% 6/15/2033 (e)	2,820,000	2,451,900
		34,639,612
Metals & Mining - 0.0%
Freeport-McMoRan Inc 4.375% 8/1/2028	5,673,000	5,627,496
Freeport-McMoRan Inc 4.625% 8/1/2030	2,300,000	2,261,436
Freeport-McMoRan Inc 5.4% 11/14/2034 (e)	1,500,000	1,493,490
Freeport-McMoRan Inc 5.45% 3/15/2043	1,600,000	1,503,106
Newmont Corp / Newcrest Finance Pty Ltd 3.25% 5/13/2030 (e)	867,000	819,647
Newmont Corp / Newcrest Finance Pty Ltd 5.35% 3/15/2034	1,300,000	1,308,285
Newmont Corp 5.45% 6/9/2044	1,141,000	1,090,029
Nucor Corp 2.979% 12/15/2055	2,013,000	1,194,643
Nucor Corp 3.125% 4/1/2032 (e)	1,000,000	908,909
Nucor Corp 4.3% 5/23/2027	1,800,000	1,798,624
Nucor Corp 4.65% 6/1/2030	4,600,000	4,569,823
		22,575,488
TOTAL MATERIALS		178,768,553
Real Estate - 0.9%
Diversified REITs - 0.1%
Equinix Europe 2 Financing Corp LLC 4.6% 11/15/2030	1,800,000	1,754,622
Equinix Europe 2 Financing Corp LLC 4.7% 3/15/2033	3,000,000	2,853,394
Equinix Europe 2 Financing Corp LLC 5.5% 6/15/2034	2,400,000	2,367,535
GLP Capital LP / GLP Financing II Inc 5.25% 2/15/2033 (e)	2,600,000	2,503,186
GLP Capital LP / GLP Financing II Inc 5.625% 3/1/2036	2,200,000	2,095,634
GLP Capital LP / GLP Financing II Inc 5.625% 9/15/2034	3,960,000	3,846,120
Piedmont Operating Partnership LP 3.15% 8/15/2030	1,200,000	1,097,342
Store Capital LLC 2.75% 11/18/2030	1,200,000	1,075,212
VICI Properties LP 4.75% 2/15/2028	2,000,000	1,995,737
VICI Properties LP 4.95% 2/15/2030	2,845,000	2,807,242
VICI Properties LP 5.125% 5/15/2032	2,000,000	1,944,786
VICI Properties LP 5.625% 4/1/2035 (e)	2,510,000	2,455,726
VICI Properties LP 5.75% 10/15/2036	1,000,000	972,094
VICI Properties LP 6.125% 4/1/2054 (e)	1,300,000	1,220,085
WP Carey Inc 2.45% 2/1/2032	1,200,000	1,036,701
WP Carey Inc 5.375% 6/30/2034	1,000,000	986,655
		31,012,071
Health Care REITs - 0.1%
Alexandria Real Estate Equities Inc 2% 5/18/2032 (e)	4,300,000	3,571,629
Alexandria Real Estate Equities Inc 4.5% 7/30/2029	1,900,000	1,868,909
Alexandria Real Estate Equities Inc 4.85% 4/15/2049	2,300,000	1,856,446
Alexandria Real Estate Equities Inc 5.25% 3/15/2036 (e)	3,000,000	2,857,923
Alexandria Real Estate Equities Inc 5.625% 5/15/2054 (e)	580,000	524,308
Healthpeak OP LLC 2.875% 1/15/2031	3,150,000	2,864,726
Healthpeak OP LLC 3% 1/15/2030	3,700,000	3,465,573
Healthpeak OP LLC 4.75% 1/15/2033	580,000	558,863
Healthpeak OP LLC 5.375% 2/15/2035	700,000	689,003
Omega Healthcare Investors Inc 3.375% 2/1/2031	2,200,000	2,020,165
Omega Healthcare Investors Inc 4.5% 4/1/2027	3,693,000	3,689,726
Omega Healthcare Investors Inc 5.2% 7/1/2030	1,310,000	1,300,913
Ventas Realty LP 3.25% 10/15/2026	624,000	623,259
Ventas Realty LP 3.85% 4/1/2027	1,693,000	1,686,886
Ventas Realty LP 4% 3/1/2028	3,744,000	3,701,865
Ventas Realty LP 4.375% 2/1/2045	535,000	434,892
Ventas Realty LP 4.875% 4/15/2049	1,000,000	839,589
Welltower OP LLC 3.1% 1/15/2030	3,200,000	3,018,852
Welltower OP LLC 4.95% 9/1/2048	1,782,000	1,571,481
Welltower OP LLC 6.5% 3/15/2041	1,000,000	1,070,435
		38,215,443
Industrial REITs - 0.1%
LXP Industrial Trust 6.75% 11/15/2028	396,000	408,279
Prologis LP 1.25% 10/15/2030	6,800,000	5,869,318
Prologis LP 1.75% 2/1/2031	4,700,000	4,089,456
Prologis LP 2.25% 4/15/2030	2,159,000	1,969,185
Prologis LP 3.05% 3/1/2050	700,000	441,627
Prologis LP 3.25% 10/1/2026	831,000	830,489
Prologis LP 4.75% 1/15/2031 (e)	1,350,000	1,342,962
Prologis LP 4.875% 6/15/2028	1,000,000	1,005,124
Prologis LP 5.25% 3/15/2054	2,780,000	2,501,168
Prologis LP 5.25% 5/15/2035	1,500,000	1,480,211
Prologis LP 5.25% 6/15/2053	1,000,000	902,937
		20,840,756
Office REITs - 0.0%
Boston Properties LP 2.75% 10/1/2026	1,247,000	1,245,453
Boston Properties LP 2.9% 3/15/2030 (e)	396,000	367,069
Boston Properties LP 3.25% 1/30/2031 (e)	800,000	737,254
Boston Properties LP 3.4% 6/21/2029 (e)	3,600,000	3,452,352
Boston Properties LP 4.5% 12/1/2028 (e)	2,800,000	2,776,506
Boston Properties LP 5.75% 1/15/2035 (e)	1,800,000	1,783,564
COPT Defense Properties LP 2.75% 4/15/2031 (e)	1,100,000	986,589
Highwoods Realty LP 2.6% 2/1/2031	600,000	532,425
Highwoods Realty LP 7.65% 2/1/2034	1,290,000	1,415,822
Kilroy Realty LP 3.05% 2/15/2030	3,200,000	2,938,735
Kilroy Realty LP 5.875% 10/15/2035	1,345,000	1,299,448
		17,535,217
Real Estate Management & Development - 0.1%
Americold Realty Operating Partnership LP 5.6% 5/15/2032	1,400,000	1,391,752
CBRE Services Inc 4.8% 6/15/2030	1,500,000	1,483,122
CBRE Services Inc 5.25% 6/1/2036	2,700,000	2,601,326
CBRE Services Inc 5.95% 8/15/2034	2,300,000	2,343,266
Digital Realty Trust LP 3.6% 7/1/2029	1,700,000	1,638,781
Digital Realty Trust LP 3.7% 8/15/2027	1,425,000	1,414,410
Essex Portfolio LP 2.65% 3/15/2032	4,300,000	3,760,226
Essex Portfolio LP 5.375% 4/1/2035	1,650,000	1,640,184
Extra Space Storage LP 3.9% 4/1/2029	6,400,000	6,233,426
Extra Space Storage LP 4.95% 1/15/2033	1,500,000	1,460,721
Extra Space Storage LP 5.35% 1/15/2035	590,000	582,407
Extra Space Storage LP 5.4% 6/15/2035	2,170,000	2,138,804
Extra Space Storage LP 5.9% 1/15/2031	1,100,000	1,129,370
Mid-America Apartments LP 1.7% 2/15/2031	2,100,000	1,820,668
Mid-America Apartments LP 3.95% 3/15/2029	1,700,000	1,664,272
Mid-America Apartments LP 4.95% 3/1/2035	1,000,000	967,601
Tanger Properties LP 3.875% 7/15/2027	1,105,000	1,097,987
		33,368,323
Residential REITs - 0.1%
American Homes 4 Rent LP 3.375% 7/15/2051	400,000	257,381
American Homes 4 Rent LP 4.95% 6/15/2030 (e)	1,290,000	1,279,489
American Homes 4 Rent LP 5.25% 3/15/2035 (e)	1,100,000	1,070,809
American Homes 4 Rent LP 5.5% 7/15/2034	2,100,000	2,081,886
Camden Property Trust 4.9% 1/15/2034 (e)	1,800,000	1,750,430
ERP Operating LP 1.85% 8/1/2031	3,100,000	2,680,815
ERP Operating LP 2.45% 1/15/2031	2,000,000	1,803,286
ERP Operating LP 3% 7/1/2029	1,900,000	1,808,808
ERP Operating LP 3.25% 8/1/2027	2,314,000	2,290,492
ERP Operating LP 4.65% 9/15/2034	1,350,000	1,284,600
ERP Operating LP 4.95% 6/15/2032	2,670,000	2,640,428
ERP Operating LP 5% 8/1/2035 (e)	3,000,000	2,909,631
ERP Operating LP 5.3% 12/7/2033 (e)	1,100,000	1,104,504
Invitation Homes Operating Partnership LP 2.3% 11/15/2028	5,100,000	4,826,096
Invitation Homes Operating Partnership LP 4.875% 2/1/2035 (e)	800,000	756,947
Invitation Homes Operating Partnership LP 4.95% 1/15/2033	2,100,000	2,038,104
Sun Communities Operating LP 2.3% 11/1/2028	2,300,000	2,178,553
Sun Communities Operating LP 2.7% 7/15/2031	2,500,000	2,219,691
UDR Inc 2.1% 6/15/2033	3,800,000	3,092,229
		38,074,179
Retail REITs - 0.2%
Agree LP 5.625% 6/15/2034	1,500,000	1,507,630
Brixmor Operating Partnership LP 3.9% 3/15/2027	1,005,000	1,002,439
Brixmor Operating Partnership LP 4.05% 7/1/2030	1,138,000	1,093,424
Brixmor Operating Partnership LP 4.125% 5/15/2029	1,216,000	1,190,718
Brixmor Operating Partnership LP 4.85% 2/15/2033	1,800,000	1,740,020
Federal Realty OP LP 3.5% 6/1/2030	2,900,000	2,752,009
Kimco Realty OP LLC 1.9% 3/1/2028	3,000,000	2,882,049
Kimco Realty OP LLC 3.8% 4/1/2027	713,000	710,921
Kimco Realty OP LLC 4.125% 12/1/2046	1,782,000	1,400,092
Kimco Realty OP LLC 4.45% 9/1/2047	924,000	755,492
Kimco Realty OP LLC 5.3% 2/1/2036 (e)	1,200,000	1,185,444
Kite Realty Group LP 5.2% 8/15/2032 (e)	500,000	495,285
Kite Realty Group LP 5.5% 3/1/2034	900,000	895,239
NNN REIT Inc 3% 4/15/2052	2,400,000	1,445,224
Phillips Edison Grocery Center Operating Partnership I LP 4.75% 3/15/2033 (e)	1,200,000	1,150,210
Phillips Edison Grocery Center Operating Partnership I LP 4.95% 1/15/2035 (e)	1,200,000	1,144,987
Phillips Edison Grocery Center Operating Partnership I LP 5.25% 8/15/2032	300,000	298,043
Realty Income Corp 2.85% 12/15/2032 (e)	2,610,000	2,283,092
Realty Income Corp 3.25% 1/15/2031 (e)	5,250,000	4,882,533
Realty Income Corp 4.5% 2/1/2033	2,000,000	1,910,739
Realty Income Corp 4.75% 2/15/2029 (e)	3,200,000	3,198,693
Realty Income Corp 4.75% 4/15/2033	7,100,000	6,882,916
Realty Income Corp 4.85% 3/15/2030	3,900,000	3,891,972
Realty Income Corp 4.9% 7/15/2033	800,000	779,853
Regency Centers LP 3.7% 6/15/2030	2,020,000	1,929,475
Regency Centers LP 4.5% 3/15/2033	1,000,000	955,495
Regency Centers LP 5.1% 1/15/2035	1,520,000	1,483,488
Regency Centers LP 5.25% 1/15/2034	1,400,000	1,385,907
Simon Property Group LP 2.2% 2/1/2031	1,700,000	1,512,666
Simon Property Group LP 2.45% 9/13/2029	4,940,000	4,615,205
Simon Property Group LP 3.25% 9/13/2049	1,820,000	1,191,100
Simon Property Group LP 3.375% 12/1/2027	4,210,000	4,152,964
Simon Property Group LP 3.8% 7/15/2050	2,369,000	1,704,906
Simon Property Group LP 4.3% 1/15/2031	1,000,000	971,728
Simon Property Group LP 4.75% 9/26/2034	1,010,000	964,947
Simon Property Group LP 5.125% 10/1/2035 (e)	3,000,000	2,927,849
Simon Property Group LP 6.25% 1/15/2034	2,100,000	2,207,170
Simon Property Group LP 6.65% 1/15/2054	500,000	535,903
		72,017,827
Specialized REITs - 0.2%
American Tower Corp 2.1% 6/15/2030	1,500,000	1,344,955
American Tower Corp 2.95% 1/15/2051	1,300,000	774,490
American Tower Corp 3.1% 6/15/2050	1,500,000	929,439
American Tower Corp 3.55% 7/15/2027	4,824,000	4,783,050
American Tower Corp 3.6% 1/15/2028	511,000	503,443
American Tower Corp 3.8% 8/15/2029 (e)	5,241,000	5,086,094
American Tower Corp 4.7% 12/15/2032	1,300,000	1,254,751
American Tower Corp 5.35% 3/15/2035	2,000,000	1,970,868
American Tower Corp 5.4% 1/31/2035	1,660,000	1,645,570
American Tower Corp 5.55% 7/15/2033	4,500,000	4,520,351
Crown Castle Inc 2.25% 1/15/2031	3,900,000	3,435,297
Crown Castle Inc 3.65% 9/1/2027	3,123,000	3,095,957
Crown Castle Inc 3.8% 2/15/2028	3,000,000	2,954,353
Crown Castle Inc 4.3% 2/15/2029	2,100,000	2,065,255
Crown Castle Inc 5.1% 5/1/2033	2,800,000	2,721,581
Crown Castle Inc 5.2% 9/1/2034 (e)	3,400,000	3,297,364
CubeSmart LP 2.5% 2/15/2032	2,200,000	1,909,600
EPR Properties 4.5% 6/1/2027	2,800,000	2,796,865
Equinix Inc 2.5% 5/15/2031	3,600,000	3,184,778
Equinix Inc 3.9% 4/15/2032	5,200,000	4,817,577
Equinix Inc 5.8% 8/15/2036	1,800,000	1,777,797
Public Storage Operating Co 4.375% 7/1/2030	810,000	796,910
Public Storage Operating Co 5% 12/15/2035	2,166,000	2,100,051
Public Storage Operating Co 5% 7/1/2035	1,070,000	1,040,187
Public Storage Operating Co 5.1% 8/1/2033	4,100,000	4,073,185
Public Storage Operating Co 5.15% 8/15/2036	1,000,000	972,131
Weyerhaeuser Co 4% 3/9/2052	800,000	574,009
Weyerhaeuser Co 4% 4/15/2030	2,760,000	2,663,244
		67,089,152
TOTAL REAL ESTATE		318,152,968
Utilities - 2.5%
Electric Utilities - 2.0%
AEP Texas Inc 3.45% 1/15/2050	1,200,000	782,255
AEP Texas Inc 3.45% 5/15/2051	1,500,000	964,586
AEP Texas Inc 4.15% 5/1/2049 (e)	1,000,000	741,067
AEP Texas Inc 5.7% 5/15/2034	800,000	807,784
AEP Texas Inc 5.85% 10/15/2055 (e)	1,300,000	1,216,301
AEP Transmission Co LLC 2.75% 8/15/2051	3,000,000	1,742,253
AEP Transmission Co LLC 5.25% 6/1/2036 (e)	2,500,000	2,452,558
AEP Transmission Co LLC 5.375% 6/15/2035	2,930,000	2,917,473
AEP Transmission Co LLC 5.4% 3/15/2053	900,000	820,149
Alabama Power Co 1.45% 9/15/2030	3,000,000	2,623,074
Alabama Power Co 3.7% 12/1/2047	1,049,000	754,638
Alabama Power Co 3.75% 3/1/2045	178,000	133,279
Alabama Power Co 3.75% 9/1/2027	2,000,000	1,987,647
Alabama Power Co 4.15% 8/15/2044	829,000	662,594
Alabama Power Co 4.3% 7/15/2048	1,048,000	825,077
Alabama Power Co 5.2% 6/1/2041	686,000	638,793
Alabama Power Co 6% 3/1/2039	1,800,000	1,839,420
American Electric Power Co Inc 3.25% 3/1/2050	2,003,000	1,282,608
American Electric Power Co Inc 4.3% 12/1/2028	3,117,000	3,083,820
American Electric Power Co Inc 5.8% 3/15/2056 (b)	3,970,000	3,899,102
American Electric Power Co Inc 6.95% 12/15/2054 (b)	1,500,000	1,575,299
Appalachian Power Co 4.45% 6/1/2045	1,069,000	857,269
Appalachian Power Co 4.5% 8/1/2032	2,000,000	1,928,421
Appalachian Power Co 5.65% 4/1/2034 (e)	1,400,000	1,411,508
Arizona Public Service Co 2.95% 9/15/2027	5,000,000	4,925,396
Arizona Public Service Co 3.35% 5/15/2050	2,900,000	1,876,341
Arizona Public Service Co 5.1% 3/15/2036 (e)	2,500,000	2,403,594
Arizona Public Service Co 5.55% 8/1/2033	2,000,000	2,012,829
Arizona Public Service Co 5.9% 8/15/2055 (e)	1,000,000	951,991
Avangrid Inc 3.8% 6/1/2029	1,000,000	970,088
Baltimore Gas and Electric Co 2.9% 6/15/2050	2,000,000	1,198,428
Baltimore Gas and Electric Co 3.5% 8/15/2046	445,000	312,448
Baltimore Gas and Electric Co 5.3% 6/1/2034	1,600,000	1,588,360
Baltimore Gas and Electric Co 5.4% 6/1/2053 (e)	1,200,000	1,080,836
Baltimore Gas and Electric Co 5.45% 6/1/2035	2,500,000	2,488,393
Baltimore Gas and Electric Co 6.05% 6/1/2056	1,000,000	980,410
CenterPoint Energy Houston Electric LLC 3.35% 4/1/2051	3,700,000	2,449,551
CenterPoint Energy Houston Electric LLC 3.55% 8/1/2042	339,000	259,377
CenterPoint Energy Houston Electric LLC 4.45% 10/1/2032 (e)	2,000,000	1,924,989
CenterPoint Energy Houston Electric LLC 4.8% 3/15/2030	3,000,000	2,988,682
CenterPoint Energy Houston Electric LLC 4.85% 4/1/2036	2,000,000	1,907,543
CenterPoint Energy Houston Electric LLC 4.95% 8/15/2035	1,700,000	1,640,989
Commonwealth Edison Co 2.75% 9/1/2051	3,000,000	1,728,876
Commonwealth Edison Co 3.2% 11/15/2049	1,500,000	968,617
Commonwealth Edison Co 3.65% 6/15/2046	510,000	368,858
Commonwealth Edison Co 3.7% 3/1/2045	553,000	410,625
Commonwealth Edison Co 3.75% 8/15/2047	1,096,000	794,382
Commonwealth Edison Co 4% 3/1/2048	1,217,000	910,954
Commonwealth Edison Co 4% 3/1/2049	84,000	62,885
Commonwealth Edison Co 4.55% 6/1/2031 (e)	10,000,000	9,803,838
Commonwealth Edison Co 5.3% 2/1/2053	1,400,000	1,247,326
Commonwealth Edison Co 5.85% 6/1/2056 (e)	200,000	192,789
Commonwealth Edison Co 5.95% 6/1/2055	2,000,000	1,948,202
Connecticut Light and Power Co/The 4% 4/1/2048	900,000	685,532
Connecticut Light and Power Co/The 5.25% 1/15/2053	1,400,000	1,253,352
Consolidated Edison Co of New York Inc 3.2% 12/1/2051	1,100,000	689,432
Consolidated Edison Co of New York Inc 3.875% 6/15/2047	510,000	375,664
Consolidated Edison Co of New York Inc 3.95% 4/1/2050 (e)	2,695,000	1,983,951
Consolidated Edison Co of New York Inc 4.45% 3/15/2044	1,425,000	1,182,294
Consolidated Edison Co of New York Inc 4.5% 5/15/2058	2,690,000	2,063,642
Consolidated Edison Co of New York Inc 4.65% 12/1/2048	1,866,000	1,530,813
Consolidated Edison Co of New York Inc 5.15% 6/15/2036 (e)	1,730,000	1,687,586
Consolidated Edison Co of New York Inc 5.5% 12/1/2039	1,445,000	1,407,977
Consolidated Edison Co of New York Inc 5.5% 3/15/2034	5,500,000	5,566,178
Consolidated Edison Co of New York Inc 5.75% 11/15/2055 (e)	2,200,000	2,066,794
Consolidated Edison Co of New York Inc 5.85% 3/15/2036	2,800,000	2,871,837
Consolidated Edison Co of New York Inc 5.875% 6/15/2056	1,800,000	1,715,440
Consolidated Edison Co of New York Inc 5.9% 11/15/2053	2,300,000	2,208,608
Consolidated Edison Co of New York Inc 6.15% 11/15/2052	1,000,000	999,027
Dominion Energy South Carolina Inc 5.3% 1/15/2035	1,000,000	992,575
Dominion Energy South Carolina Inc 6.05% 1/15/2038	2,800,000	2,888,605
Dominion Energy South Carolina Inc 6.25% 10/15/2053	1,000,000	1,021,411
DTE Electric Co 2.625% 3/1/2031 (e)	4,000,000	3,625,218
DTE Electric Co 4.05% 5/15/2048	1,570,000	1,200,208
DTE Electric Co 4.85% 3/1/2036	3,300,000	3,143,036
DTE Electric Co 5.25% 5/15/2035	400,000	395,646
DTE Electric Co 5.4% 4/1/2053 (e)	3,700,000	3,396,835
DTE Electric Co 5.85% 5/15/2055	400,000	386,745
Duke Energy Carolinas LLC 2.85% 3/15/2032	3,900,000	3,478,369
Duke Energy Carolinas LLC 2.95% 12/1/2026	1,069,000	1,065,546
Duke Energy Carolinas LLC 3.75% 6/1/2045	356,000	265,194
Duke Energy Carolinas LLC 3.875% 3/15/2046	696,000	522,320
Duke Energy Carolinas LLC 3.95% 3/15/2048	3,100,000	2,304,998
Duke Energy Carolinas LLC 4% 9/30/2042	668,000	536,520
Duke Energy Carolinas LLC 4.65% 6/15/2031	5,800,000	5,717,484
Duke Energy Carolinas LLC 4.85% 3/15/2030	800,000	800,369
Duke Energy Carolinas LLC 4.95% 1/15/2033	1,000,000	989,614
Duke Energy Carolinas LLC 5.15% 6/15/2036 (e)	1,600,000	1,559,789
Duke Energy Carolinas LLC 5.35% 1/15/2053	4,500,000	4,059,169
Duke Energy Carolinas LLC 5.75% 6/15/2056	1,000,000	950,192
Duke Energy Carolinas LLC 6.05% 4/15/2038	111,000	115,260
Duke Energy Corp 2.45% 6/1/2030	1,300,000	1,185,123
Duke Energy Corp 2.65% 9/1/2026	2,379,000	2,379,000
Duke Energy Corp 3.3% 6/15/2041	4,630,000	3,404,965
Duke Energy Corp 3.75% 9/1/2046	1,627,000	1,165,989
Duke Energy Corp 3.95% 8/15/2047	1,420,000	1,035,249
Duke Energy Corp 4.8% 12/15/2045 (e)	2,998,000	2,540,003
Duke Energy Corp 4.95% 9/15/2035 (e)	3,000,000	2,865,955
Duke Energy Corp 5.45% 6/15/2034 (e)	2,280,000	2,279,823
Duke Energy Corp 5.7% 9/15/2055 (e)	1,500,000	1,374,964
Duke Energy Corp 6.45% 9/1/2054 (b)	1,500,000	1,530,098
Duke Energy Florida LLC 3.4% 10/1/2046	445,000	310,316
Duke Energy Florida LLC 4.2% 12/1/2030	3,500,000	3,405,548
Duke Energy Florida LLC 4.85% 12/1/2035	1,600,000	1,531,541
Duke Energy Florida LLC 5.875% 11/15/2033	4,000,000	4,138,560
Duke Energy Florida LLC 5.95% 11/15/2052	2,800,000	2,732,845
Duke Energy Indiana LLC 3.25% 10/1/2049	3,100,000	2,021,005
Duke Energy Indiana LLC 4.95% 3/15/2036	1,048,000	1,005,411
Duke Energy Indiana LLC 5.9% 5/15/2055	1,000,000	971,266
Duke Energy Ohio Inc 4.3% 2/1/2049	2,109,000	1,633,339
Duke Energy Progress LLC 2.9% 8/15/2051	4,000,000	2,382,636
Duke Energy Progress LLC 4.1% 3/15/2043	1,300,000	1,045,860
Duke Energy Progress LLC 4.15% 12/1/2044	321,000	254,830
Duke Energy Progress LLC 4.375% 3/30/2044	356,000	293,058
Duke Energy Progress LLC 5.05% 3/15/2035	5,850,000	5,710,554
Duke Energy Progress LLC 5.35% 3/15/2053	1,000,000	898,605
Duke Energy Progress LLC 5.55% 3/15/2055	400,000	369,278
Edison International 5.25% 3/15/2032	1,800,000	1,734,485
Edison International 5.75% 6/15/2027	3,541,000	3,548,402
Entergy Arkansas LLC 4.95% 1/15/2036	3,000,000	2,875,059
Entergy Arkansas LLC 5.3% 9/15/2033	2,900,000	2,900,266
Entergy Arkansas LLC 5.45% 6/1/2034	1,300,000	1,309,918
Entergy Corp 2.8% 6/15/2030 (e)	1,211,000	1,117,201
Entergy Corp 2.95% 9/1/2026	837,000	837,000
Entergy Corp 3.75% 6/15/2050 (e)	3,400,000	2,369,051
Entergy Louisiana LLC 2.35% 6/15/2032	4,500,000	3,874,132
Entergy Louisiana LLC 4% 3/15/2033	2,277,000	2,119,861
Entergy Louisiana LLC 4.2% 9/1/2048 (e)	2,100,000	1,606,278
Entergy Louisiana LLC 5.7% 3/15/2054	1,200,000	1,126,061
Entergy Louisiana LLC 5.8% 3/15/2055	700,000	663,060
Entergy Mississippi LLC 3.85% 6/1/2049	1,000,000	721,883
Entergy Mississippi LLC 5.8% 4/15/2055	660,000	625,473
Entergy Mississippi LLC 5.85% 6/1/2054	600,000	569,952
Entergy Tex Inc 3.55% 9/30/2049	1,300,000	887,439
Entergy Tex Inc 5.25% 4/15/2035	3,000,000	2,947,809
Evergy Kansas Central Inc 5.25% 3/15/2035	4,880,000	4,787,254
Evergy Metro Inc 5.125% 8/15/2035	800,000	776,233
Eversource Energy 2.55% 3/15/2031	6,400,000	5,724,828
Eversource Energy 3.45% 1/15/2050	1,000,000	662,116
Eversource Energy 5.45% 3/1/2028	800,000	807,511
Eversource Energy 5.95% 2/1/2029 (e)	2,700,000	2,762,906
Exelon Corp 4.05% 4/15/2030 (e)	1,400,000	1,355,411
Exelon Corp 4.45% 4/15/2046	1,100,000	875,262
Exelon Corp 4.95% 3/15/2036	2,000,000	1,893,937
Exelon Corp 5.1% 6/15/2045	196,000	171,526
Exelon Corp 5.125% 3/15/2031	970,000	971,559
Exelon Corp 5.3% 3/15/2033	2,000,000	1,992,725
Exelon Corp 5.6% 3/15/2053	2,800,000	2,544,591
Exelon Corp 5.625% 6/15/2035	1,400,000	1,399,859
Exelon Corp 5.875% 3/15/2055	880,000	832,398
FirstEnergy Corp 2.25% 9/1/2030	1,950,000	1,741,934
FirstEnergy Corp 4.85% 7/15/2047 (g)	1,969,000	1,626,649
Florida Power & Light Co 2.875% 12/4/2051	2,600,000	1,548,358
Florida Power & Light Co 3.15% 10/1/2049	252,000	162,155
Florida Power & Light Co 3.7% 12/1/2047	1,100,000	794,579
Florida Power & Light Co 3.8% 12/15/2042	3,600,000	2,819,302
Florida Power & Light Co 4.05% 10/1/2044	3,466,000	2,723,897
Florida Power & Light Co 4.125% 6/1/2048	2,192,000	1,678,288
Florida Power & Light Co 4.7% 2/15/2036	3,000,000	2,835,723
Florida Power & Light Co 5.05% 4/1/2028 (e)	6,500,000	6,549,404
Florida Power & Light Co 5.3% 6/15/2034 (e)	4,044,000	4,048,571
Florida Power & Light Co 5.75% 6/1/2056	3,500,000	3,356,657
Florida Power & Light Co 5.8% 3/15/2065	1,600,000	1,507,406
Georgia Power Co 3.25% 3/30/2027	6,245,000	6,207,371
Georgia Power Co 4% 10/1/2028	3,000,000	2,964,171
Georgia Power Co 4.3% 3/15/2042	2,000,000	1,679,987
Georgia Power Co 4.95% 5/17/2033	1,900,000	1,874,431
Georgia Power Co 5.125% 5/15/2052 (e)	1,600,000	1,408,092
Georgia Power Co 5.2% 3/15/2035	2,000,000	1,977,736
Georgia Power Co 5.25% 3/15/2034	600,000	597,730
Georgia Power Co 5.5% 10/1/2055 (e)	1,000,000	918,545
Indiana Michigan Power Co 3.25% 5/1/2051	1,500,000	953,237
Indiana Michigan Power Co 5.6% 3/15/2056	1,000,000	928,100
Indiana Michigan Power Co 5.625% 4/1/2053 (e)	1,100,000	1,028,125
Interstate Power and Light Co 2.3% 6/1/2030	2,510,000	2,278,135
Interstate Power and Light Co 4.95% 9/30/2034	2,900,000	2,788,649
IPALCO Enterprises Inc 4.25% 5/1/2030	700,000	677,026
IPALCO Enterprises Inc 5.75% 4/1/2034	1,000,000	975,235
Jersey Central Power & Light Co 4.4% 1/15/2031	680,000	660,597
Jersey Central Power & Light Co 5.1% 1/15/2035	1,250,000	1,222,340
Kentucky Utilities Co 3.3% 6/1/2050	500,000	326,446
Kentucky Utilities Co 5.125% 11/1/2040	1,730,000	1,608,143
Kentucky Utilities Co 5.85% 8/15/2055	500,000	479,996
Louisville Gas and Electric Co 5.45% 4/15/2033	1,000,000	1,007,929
Louisville Gas and Electric Co 5.85% 8/15/2055 (e)	600,000	575,895
MidAmerican Energy Co 3.15% 4/15/2050	1,600,000	1,023,817
MidAmerican Energy Co 3.65% 8/1/2048	4,102,000	2,934,077
MidAmerican Energy Co 5.35% 1/15/2034	3,300,000	3,325,646
MidAmerican Energy Co 5.5% 11/15/2056	2,000,000	1,841,422
Nevada Power Co 5.9% 5/1/2053	1,200,000	1,152,453
NextEra Energy Capital Holdings Inc 2.25% 6/1/2030 (e)	1,301,000	1,179,182
NextEra Energy Capital Holdings Inc 2.75% 11/1/2029 (e)	8,382,000	7,872,188
NextEra Energy Capital Holdings Inc 3% 1/15/2052	1,500,000	883,876
NextEra Energy Capital Holdings Inc 3.5% 4/1/2029	3,900,000	3,777,343
NextEra Energy Capital Holdings Inc 4.4% 3/1/2031 (e)	5,500,000	5,373,621
NextEra Energy Capital Holdings Inc 4.625% 7/15/2027 (e)	2,000,000	2,002,026
NextEra Energy Capital Holdings Inc 4.9% 2/28/2028 (e)	2,100,000	2,107,686
NextEra Energy Capital Holdings Inc 5.05% 3/15/2030 (e)	3,100,000	3,109,260
NextEra Energy Capital Holdings Inc 5.25% 2/28/2053	3,400,000	2,924,987
NextEra Energy Capital Holdings Inc 5.45% 3/15/2035 (e)	2,790,000	2,763,641
NextEra Energy Capital Holdings Inc 5.85% 3/1/2056	200,000	186,532
NextEra Energy Capital Holdings Inc 6.2% 10/1/2056 (b)	4,400,000	4,288,074
NextEra Energy Capital Holdings Inc 6.7% 9/1/2054 (b)	1,000,000	1,016,552
NextEra Energy Capital Holdings Inc 6.75% 6/15/2054 (b)(e)	4,500,000	4,605,323
Northern States Power Co/MN 2.6% 6/1/2051	623,000	360,975
Northern States Power Co/MN 3.4% 8/15/2042	356,000	266,923
Northern States Power Co/MN 4.85% 5/15/2036	2,000,000	1,912,667
Northern States Power Co/MN 5.05% 5/15/2035	3,150,000	3,082,902
Northern States Power Co/MN 5.1% 5/15/2053	2,200,000	1,912,138
Northern States Power Co/MN 5.55% 5/15/2056 (e)	800,000	740,698
Northern States Power Co/MN 5.65% 5/15/2055	1,660,000	1,561,683
NSTAR Electric Co 3.2% 5/15/2027	1,364,000	1,352,783
NSTAR Electric Co 4.95% 9/15/2052	1,000,000	851,720
NSTAR Electric Co 5.2% 3/1/2035	2,100,000	2,069,000
NSTAR Electric Co 5.4% 6/1/2034	2,000,000	1,998,892
Oglethorpe Power Corp 4.5% 4/1/2047	1,800,000	1,432,822
Oglethorpe Power Corp 5.8% 6/1/2054	1,000,000	932,683
Oglethorpe Power Corp 5.95% 11/1/2039	1,200,000	1,204,412
Ohio Power Co 5% 6/1/2033	2,000,000	1,954,539
Ohio Power Co 5.65% 6/1/2034 (e)	1,400,000	1,415,623
Oncor Electric Delivery Co LLC 3.1% 9/15/2049	971,000	609,686
Oncor Electric Delivery Co LLC 3.75% 4/1/2045	3,100,000	2,311,875
Oncor Electric Delivery Co LLC 3.8% 9/30/2047	2,700,000	1,980,096
Oncor Electric Delivery Co LLC 4.1% 11/15/2048	1,000,000	755,733
Oncor Electric Delivery Co LLC 4.5% 3/15/2031 (f)	3,500,000	3,415,766
Oncor Electric Delivery Co LLC 4.55% 9/15/2032	1,100,000	1,064,134
Oncor Electric Delivery Co LLC 5.35% 4/1/2035	3,600,000	3,584,793
Oncor Electric Delivery Co LLC 5.55% 6/15/2054 (e)	1,700,000	1,567,811
Oncor Electric Delivery Co LLC 5.9% 3/15/2056 (f)	1,000,000	965,627
Pacific Gas and Electric Co 2.1% 8/1/2027	3,108,000	3,034,630
Pacific Gas and Electric Co 2.5% 2/1/2031	8,400,000	7,479,771
Pacific Gas and Electric Co 3.25% 6/1/2031	4,400,000	4,026,913
Pacific Gas and Electric Co 3.3% 8/1/2040	2,850,000	2,054,332
Pacific Gas and Electric Co 4% 12/1/2046	2,822,000	2,028,962
Pacific Gas and Electric Co 4.2% 6/1/2041	1,000,000	786,586
Pacific Gas and Electric Co 4.3% 3/15/2045	5,099,000	3,852,831
Pacific Gas and Electric Co 4.55% 7/1/2030	4,496,000	4,382,464
Pacific Gas and Electric Co 4.95% 7/1/2050	1,200,000	957,693
Pacific Gas and Electric Co 5.2% 5/1/2036	1,400,000	1,320,595
Pacific Gas and Electric Co 5.8% 5/15/2034	500,000	500,440
Pacific Gas and Electric Co 5.85% 11/1/2036	950,000	939,627
Pacific Gas and Electric Co 5.9% 6/15/2032	600,000	608,599
Pacific Gas and Electric Co 6% 5/1/2056	1,500,000	1,367,706
Pacific Gas and Electric Co 6% 8/15/2035	1,300,000	1,308,742
Pacific Gas and Electric Co 6.1% 1/15/2029	11,300,000	11,560,611
Pacific Gas and Electric Co 6.15% 3/1/2055 (e)	2,000,000	1,857,077
Pacific Gas and Electric Co 6.3% 8/15/2056	1,000,000	950,138
Pacific Gas and Electric Co 6.75% 1/15/2053 (e)	5,700,000	5,696,989
Pacific Gas and Electric Co 6.95% 3/15/2034	3,300,000	3,529,491
PacifiCorp 2.9% 6/15/2052	1,700,000	963,977
PacifiCorp 4.125% 1/15/2049	2,399,000	1,745,090
PacifiCorp 4.65% 4/15/2029	4,874,000	4,838,261
PacifiCorp 5.35% 12/1/2053	2,600,000	2,223,805
PacifiCorp 5.45% 2/15/2034	1,740,000	1,723,983
PacifiCorp 5.8% 1/15/2055 (e)	2,000,000	1,816,423
PacifiCorp 5.8% 4/15/2036	3,400,000	3,390,472
PacifiCorp 6% 1/15/2039	1,104,000	1,094,202
PacifiCorp 6.25% 10/15/2037	1,100,000	1,118,313
PECO Energy Co 3.9% 3/1/2048	4,200,000	3,119,086
PECO Energy Co 4.875% 9/15/2035 (e)	1,900,000	1,834,455
PECO Energy Co 5.65% 9/15/2055	1,350,000	1,268,112
PG&E Wildfire Recovery Funding LLC 5.099% 6/1/2054	1,900,000	1,670,873
PG&E Wildfire Recovery Funding LLC 5.212% 12/1/2049	3,600,000	3,304,745
Potomac Electric Power Co 6.5% 11/15/2037	678,000	725,512
PPL Electric Utilities Corp 3% 10/1/2049	2,479,000	1,557,635
PPL Electric Utilities Corp 4.15% 10/1/2045	624,000	493,130
PPL Electric Utilities Corp 4.85% 2/15/2034	2,400,000	2,338,379
PPL Electric Utilities Corp 5.25% 5/15/2053	1,000,000	890,645
PPL Electric Utilities Corp 5.55% 8/15/2055	900,000	837,812
PPL Electric Utilities Corp 5.75% 5/15/2056	470,000	449,061
Progress Energy Inc 6% 12/1/2039	926,000	933,315
Public Service Co of Colorado 1.875% 6/15/2031	2,800,000	2,423,152
Public Service Co of Colorado 3.7% 6/15/2028	2,300,000	2,264,349
Public Service Co of Colorado 3.8% 6/15/2047	825,000	603,693
Public Service Co of Colorado 4.15% 3/13/2029	2,500,000	2,461,427
Public Service Co of Colorado 4.5% 6/1/2052	2,300,000	1,816,697
Public Service Co of Colorado 5.15% 9/15/2035 (e)	1,700,000	1,651,563
Public Service Co of Colorado 5.35% 5/15/2034	1,400,000	1,391,688
Public Service Co of Colorado 5.85% 5/15/2055	2,770,000	2,650,005
Public Service Co of Colorado 6.25% 9/1/2037	1,000,000	1,041,076
Public Service Co of New Hampshire 5.35% 10/1/2033	900,000	903,334
Public Service Co of Oklahoma 2.2% 8/15/2031	1,500,000	1,305,297
Public Service Co of Oklahoma 5.2% 1/15/2035	1,630,000	1,586,206
Public Service Co of Oklahoma 5.4% 2/15/2034 (e)	1,000,000	996,045
Public Service Co of Oklahoma 6.3% 8/15/2056	800,000	794,968
Public Service Electric and Gas Co 2.45% 1/15/2030	1,700,000	1,572,622
Public Service Electric and Gas Co 3% 3/1/2051	2,400,000	1,490,802
Public Service Electric and Gas Co 3.1% 3/15/2032	2,200,000	1,994,139
Public Service Electric and Gas Co 3.15% 1/1/2050	2,300,000	1,477,355
Public Service Electric and Gas Co 3.65% 9/1/2042	504,000	389,163
Public Service Electric and Gas Co 4% 6/1/2044 (e)	891,000	685,007
Public Service Electric and Gas Co 4.2% 1/1/2031	2,000,000	1,938,999
Public Service Electric and Gas Co 5.05% 3/1/2035	1,100,000	1,074,956
Public Service Electric and Gas Co 5.2% 8/1/2033 (e)	2,770,000	2,774,349
Public Service Electric and Gas Co 5.3% 8/1/2054	1,000,000	900,816
Public Service Electric and Gas Co 5.5% 3/1/2055 (e)	1,150,000	1,062,261
Public Service Electric and Gas Co 5.625% 1/1/2056	500,000	470,847
Puget Sound Energy Inc 4.3% 5/20/2045	2,142,000	1,714,850
Puget Sound Energy Inc 5.598% 9/15/2055	1,200,000	1,105,136
Puget Sound Energy Inc 5.685% 6/15/2054	1,000,000	940,266
SCE Recovery Funding LLC 5.388% 12/15/2045	6,625,000	6,643,335
Southern California Edison Co 2.25% 6/1/2030	2,054,000	1,846,483
Southern California Edison Co 2.85% 8/1/2029 (e)	6,500,000	6,108,180
Southern California Edison Co 2.95% 2/1/2051	4,900,000	2,789,791
Southern California Edison Co 3.45% 2/1/2052	3,200,000	2,004,881
Southern California Edison Co 4% 4/1/2047	1,782,000	1,265,613
Southern California Edison Co 4.65% 10/1/2043	1,805,000	1,470,829
Southern California Edison Co 4.95% 9/15/2031	5,200,000	5,099,374
Southern California Edison Co 5.45% 3/1/2035 (e)	2,400,000	2,335,742
Southern California Edison Co 5.7% 3/1/2053	1,600,000	1,412,788
Southern California Edison Co 5.85% 11/1/2027	1,300,000	1,315,093
Southern California Edison Co 5.95% 2/1/2038	1,300,000	1,279,425
Southern California Edison Co 6.05% 3/15/2039	1,700,000	1,678,718
Southern California Edison Co 6.2% 9/15/2055	2,600,000	2,452,944
Southern Co/The 3.7% 4/30/2030	5,713,000	5,466,541
Southern Co/The 4.25% 7/1/2036	1,000,000	897,393
Southern Co/The 4.4% 7/1/2046 (e)	2,305,000	1,858,371
Southern Co/The 5.2% 6/15/2033	2,600,000	2,570,442
Southern Co/The 5.7% 3/15/2034	700,000	709,778
Southern Co/The 6.375% 3/15/2055 (b)	3,720,000	3,739,567
Southwestern Electric Power Co 3.85% 2/1/2048	1,600,000	1,136,775
Southwestern Electric Power Co 5.2% 4/1/2036 (e)	2,500,000	2,413,943
Southwestern Electric Power Co 5.3% 4/1/2033	400,000	397,060
Southwestern Electric Power Co 5.9% 4/1/2056	300,000	281,742
Southwestern Public Service Co 5.3% 8/15/2036	2,900,000	2,827,868
Southwestern Public Service Co 5.875% 8/15/2056	2,200,000	2,098,129
Tampa Electric Co 4.45% 6/15/2049	2,088,000	1,666,441
Tampa Electric Co 5.15% 3/1/2035 (e)	1,750,000	1,713,838
Tampa Electric Co 6.15% 5/15/2037	1,116,000	1,159,610
Tucson Electric Power Co 5.2% 9/15/2034	2,700,000	2,667,861
Union Electric Co 2.625% 3/15/2051	1,800,000	1,030,578
Union Electric Co 3.9% 4/1/2052	1,200,000	868,844
Union Electric Co 3.9% 9/15/2042	659,000	521,159
Union Electric Co 4.8% 3/15/2036	900,000	854,402
Union Electric Co 5.125% 3/15/2055	2,700,000	2,354,799
Union Electric Co 5.45% 3/15/2053	300,000	274,932
Virginia Electric and Power Co 2.875% 7/15/2029	4,800,000	4,554,231
Virginia Electric and Power Co 3.8% 4/1/2028	2,657,000	2,621,159
Virginia Electric and Power Co 3.8% 9/15/2047	2,543,000	1,848,752
Virginia Electric and Power Co 4.2% 5/15/2045	2,128,000	1,672,973
Virginia Electric and Power Co 4.45% 2/15/2044	490,000	406,197
Virginia Electric and Power Co 4.6% 12/1/2048	3,452,000	2,809,284
Virginia Electric and Power Co 4.9% 9/15/2035 (e)	5,200,000	4,961,729
Virginia Electric and Power Co 4.95% 3/15/2036	1,400,000	1,331,555
Virginia Electric and Power Co 5.05% 8/15/2034	2,690,000	2,624,327
Virginia Electric and Power Co 5.3% 8/15/2033	700,000	699,398
Virginia Electric and Power Co 5.45% 4/1/2053 (e)	1,200,000	1,080,938
Virginia Electric and Power Co 5.6% 9/15/2055 (e)	1,400,000	1,288,693
Virginia Electric and Power Co 5.7% 3/15/2056 (e)	2,500,000	2,332,356
Virginia Electric and Power Co 6% 5/15/2037	356,000	363,767
Wisconsin Electric Power Co 1.7% 6/15/2028	80,000	76,037
Wisconsin Electric Power Co 4.25% 6/1/2044	837,000	667,874
Wisconsin Electric Power Co 5.1% 6/15/2036	3,500,000	3,407,260
Wisconsin Electric Power Co 5.65% 3/15/2056 (e)	1,100,000	1,046,391
Wisconsin Power and Light Co 4.95% 4/1/2033	2,400,000	2,357,063
Wisconsin Public Service Corp 4.25% 1/15/2031	3,000,000	2,910,417
Wisconsin Public Service Corp 4.55% 12/1/2029	4,461,000	4,434,098
Xcel Energy Inc 3.35% 12/1/2026	535,000	533,661
Xcel Energy Inc 3.4% 6/1/2030 (e)	1,740,000	1,646,583
Xcel Energy Inc 4% 6/15/2028 (e)	13,000,000	12,826,844
Xcel Energy Inc 5.6% 4/15/2035	3,800,000	3,788,546
		693,675,548
Gas Utilities - 0.1%
Atmos Energy Corp 4.125% 3/15/2049	2,900,000	2,230,381
Atmos Energy Corp 4.3% 10/1/2048	1,000,000	795,974
Atmos Energy Corp 5.2% 8/15/2035	1,000,000	988,781
Atmos Energy Corp 5.45% 1/15/2056 (e)	1,200,000	1,105,473
Atmos Energy Corp 5.45% 10/15/2032	1,000,000	1,012,693
Atmos Energy Corp 5.9% 11/15/2033	2,200,000	2,284,606
Atmos Energy Corp 6.2% 11/15/2053	500,000	509,983
CenterPoint Energy Resources Corp 4.4% 7/1/2032	2,300,000	2,206,842
CenterPoint Energy Resources Corp 5.25% 3/1/2028	2,000,000	2,017,432
CenterPoint Energy Resources Corp 5.4% 7/1/2034	2,000,000	1,991,999
Eastern Energy Gas Holdings LLC 5.8% 1/15/2035	3,000,000	3,045,339
Eastern Energy Gas Holdings LLC 6.2% 1/15/2055	3,000,000	2,952,690
ONE Gas Inc 4.658% 2/1/2044 (e)	1,380,000	1,184,406
Piedmont Natural Gas Co Inc 3.5% 6/1/2029	4,457,000	4,304,409
Piedmont Natural Gas Co Inc 5.1% 2/15/2035 (e)	1,000,000	971,249
Piedmont Natural Gas Co Inc 5.4% 6/15/2033	800,000	803,066
Southern California Gas Co 2.55% 2/1/2030	3,200,000	2,962,643
Southern California Gas Co 5.05% 9/1/2034	1,100,000	1,073,835
Southern California Gas Co 5.45% 6/15/2035	1,800,000	1,791,601
Southern California Gas Co 5.75% 6/1/2053	700,000	656,265
Southern California Gas Co 6% 6/15/2055	1,100,000	1,069,217
Southern California Gas Co 6.35% 11/15/2052	1,800,000	1,826,874
Southern Co Gas Capital Corp 3.95% 10/1/2046	1,409,000	1,051,821
Southern Co Gas Capital Corp 4.05% 9/15/2028	2,800,000	2,765,411
Southern Co Gas Capital Corp 5.875% 3/15/2041	2,600,000	2,591,235
Southwest Gas Corp 4.05% 3/15/2032	1,600,000	1,508,537
Southwest Gas Corp 5.45% 3/23/2028	2,163,000	2,180,126
		47,882,888
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The 5.8% 3/15/2032	1,360,000	1,363,862
Constellation Energy Generation LLC 4.4% 1/15/2031	1,300,000	1,262,812
Constellation Energy Generation LLC 5.6% 3/1/2028 (e)	3,500,000	3,543,740
Constellation Energy Generation LLC 5.75% 3/15/2054	600,000	564,017
Constellation Energy Generation LLC 5.875% 1/15/2066 (e)	1,320,000	1,231,085
Constellation Energy Generation LLC 6.25% 10/1/2039	1,242,000	1,266,176
Constellation Energy Generation LLC 6.5% 10/1/2053	1,900,000	1,950,794
Southern Power Co 4.8% 6/15/2031	7,000,000	6,897,236
Southern Power Co 4.9% 10/1/2035	719,000	680,336
Southern Power Co 4.95% 12/15/2046	1,200,000	1,024,894
		19,784,952
Multi-Utilities - 0.3%
Ameren Corp 3.5% 1/15/2031 (e)	8,850,000	8,297,936
Ameren Corp 5% 5/15/2036	2,000,000	1,908,746
Ameren Illinois Co 4.95% 6/1/2033	2,400,000	2,361,706
Ameren Illinois Co 5.55% 7/1/2054 (e)	2,940,000	2,729,754
Berkshire Hathaway Energy Co 2.85% 5/15/2051	970,000	564,344
Berkshire Hathaway Energy Co 3.25% 4/15/2028	82,000	80,251
Berkshire Hathaway Energy Co 3.7% 7/15/2030	7,388,000	7,068,190
Berkshire Hathaway Energy Co 3.8% 7/15/2048	4,048,000	2,897,787
Berkshire Hathaway Energy Co 4.5% 2/1/2045	1,186,000	974,214
Berkshire Hathaway Energy Co 5.15% 11/15/2043	3,279,000	2,970,816
CenterPoint Energy Inc 6.85% 2/15/2055 (b)(e)	1,300,000	1,344,875
CMS Energy Corp 4.75% 6/1/2050 (b)(e)	1,000,000	970,280
CMS Energy Corp 4.875% 3/1/2044	891,000	758,572
CMS Energy Corp 6.5% 6/1/2055 (b)	1,300,000	1,308,693
Consumers Energy Co 2.65% 8/15/2052	574,000	324,849
Consumers Energy Co 4.35% 4/15/2049	3,810,000	3,033,283
Delmarva Power & Light Co 4% 6/1/2042	713,000	564,957
Dominion Energy Inc 3.375% 4/1/2030	10,900,000	10,314,840
Dominion Energy Inc 4.35% 8/15/2032	2,000,000	1,903,676
Dominion Energy Inc 4.85% 8/15/2052 (e)	2,700,000	2,206,695
Dominion Energy Inc 4.9% 8/1/2041	356,000	314,217
Dominion Energy Inc 5.35% 6/15/2036	500,000	485,458
Dominion Energy Inc 5.375% 11/15/2032 (e)	3,200,000	3,207,417
Dominion Energy Inc 6% 2/15/2056 (b)	1,750,000	1,735,724
Dominion Energy Inc 6.15% 12/15/2056 (b)	1,400,000	1,382,183
Dominion Energy Inc 6.2% 2/15/2056 (b)	1,350,000	1,323,502
Dominion Energy Inc 6.25% 12/15/2056 (b)	1,000,000	986,079
Dominion Energy Inc 6.625% 5/15/2055 (b)(e)	1,800,000	1,807,133
Dominion Energy Inc 6.875% 2/1/2055 (b)	2,200,000	2,238,247
DTE Energy Co 2.85% 10/1/2026	1,069,000	1,067,797
DTE Energy Co 3.8% 3/15/2027	2,408,000	2,392,070
DTE Energy Co 5.05% 10/1/2035 (e)	1,000,000	960,278
DTE Energy Co 5.2% 4/1/2030 (e)	1,800,000	1,808,625
DTE Energy Co 5.85% 6/1/2034 (e)	1,200,000	1,225,847
NiSource Inc 1.7% 2/15/2031	3,300,000	2,855,208
NiSource Inc 2.95% 9/1/2029	1,420,000	1,342,777
NiSource Inc 3.49% 5/15/2027	1,364,000	1,355,395
NiSource Inc 3.95% 3/30/2048	1,782,000	1,304,881
NiSource Inc 4.375% 5/15/2047	852,000	670,814
NiSource Inc 4.8% 2/15/2044	980,000	842,061
NiSource Inc 5.35% 7/15/2035 (e)	2,000,000	1,965,474
NiSource Inc 5.85% 4/1/2055 (e)	2,820,000	2,650,793
NiSource Inc 6.375% 3/31/2055 (b)	1,000,000	1,007,990
Public Service Enterprise Group Inc 2.45% 11/15/2031	1,500,000	1,313,817
Public Service Enterprise Group Inc 5.45% 4/1/2034	600,000	598,254
Public Service Enterprise Group Inc 5.85% 11/15/2027	3,700,000	3,751,886
Puget Energy Inc 4.1% 6/15/2030	2,600,000	2,492,234
San Diego Gas & Electric Co 3.7% 3/15/2052	2,400,000	1,655,927
San Diego Gas & Electric Co 4.5% 8/15/2040	1,378,000	1,194,232
San Diego Gas & Electric Co 4.95% 8/15/2028	1,130,000	1,135,646
San Diego Gas & Electric Co 5.2% 3/15/2036 (e)	1,500,000	1,451,821
San Diego Gas & Electric Co 5.35% 4/1/2053	1,700,000	1,499,801
San Diego Gas & Electric Co 5.4% 4/15/2035 (e)	1,150,000	1,140,189
San Diego Gas & Electric Co 5.95% 3/15/2056	500,000	482,603
Sempra 3.25% 6/15/2027	1,087,000	1,075,345
Sempra 4% 2/1/2048	5,578,000	4,037,673
Sempra 6% 10/15/2039	178,000	176,729
Sempra 6.4% 10/1/2054 (b)	1,800,000	1,779,680
Sempra 6.55% 4/1/2055 (b)	1,000,000	982,197
WEC Energy Group Inc 4.75% 1/15/2028	4,400,000	4,407,569
		116,690,037
Water Utilities - 0.0%
American Water Capital Corp 2.95% 9/1/2027	1,600,000	1,578,380
American Water Capital Corp 3.45% 5/1/2050	1,200,000	806,257
American Water Capital Corp 3.75% 9/1/2028	5,687,000	5,578,413
American Water Capital Corp 3.75% 9/1/2047 (e)	3,254,000	2,366,305
American Water Capital Corp 4.625% 6/1/2029	2,500,000	2,486,928
American Water Capital Corp 5.2% 4/1/2036	1,500,000	1,462,535
American Water Capital Corp 5.45% 3/1/2054	2,700,000	2,459,630
		16,738,448
TOTAL UTILITIES		894,771,873
TOTAL UNITED STATES		7,981,699,888
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $10,268,221,443)		9,522,495,174

U.S. Government Agency - Mortgage Securities - 23.8%
	Principal Amount (a)	Value ($)
UNITED STATES - 23.8%
Fannie Mae 2% 2/1/2052	3,788,427	3,026,658
Fannie Mae 2% 4/1/2052	4,348,484	3,463,229
Fannie Mae 2.5% 3/1/2052	15,026,522	12,500,728
Fannie Mae 2.5% 7/1/2050	4,951,029	4,100,249
Fannie Mae 3% 10/1/2031	268,024	259,043
Fannie Mae 3% 3/1/2050	1,067,450	925,686
Fannie Mae 3% 3/1/2050	4,683	4,045
Fannie Mae 3.5% 2/1/2045	2,202,534	2,038,251
Fannie Mae 3.5% 4/1/2031	89,424	88,128
Fannie Mae 4.5% 1/1/2050	182,058	172,784
Fannie Mae 5% 1/1/2055	193,822	187,609
Fannie Mae 5% 4/1/2041	3,999,603	3,982,924
Fannie Mae 5% 5/1/2041	250,000	248,957
Fannie Mae 5% 5/1/2053	683,459	665,905
Fannie Mae 5.5% 1/1/2055	10,577,092	10,582,033
Fannie Mae 6% 12/1/2054	4,298,753	4,351,867
Fannie Mae 6% 12/1/2054	2,412,581	2,483,442
Fannie Mae 6% 7/1/2054	457,426	464,107
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.5817%, 6.246% 11/1/2034 (b)(c)	181,318	185,737
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 6.336% 11/1/2034 (b)(c)	14,229	14,632
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2036	677,554	603,069
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2037	2,742,941	2,427,688
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2037	257,103	227,313
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2052	859,761	644,191
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2035	40,569	36,147
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2036	11,272,453	9,976,883
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2036	927,583	820,973
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2036	823,665	728,999
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2036	232,282	205,585
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2036	142,219	125,873
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2050	711,500	533,993
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2051	34,735,654	26,026,321
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2051	3,978,844	2,981,221
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2051	2,217,476	1,661,485
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2051	1,852,810	1,388,252
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2051	204,607	153,306
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2051	36,089	27,040
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2036	33,047,980	29,224,910
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2036	10,633,858	9,411,683
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2036	426,975	377,902
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2050	23,984,692	17,978,462
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2050	12,365,052	9,268,604
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2050	86,416	64,830
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2051	1,976,075	1,480,610
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2051	517,705	387,900
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2051	66,520	49,841
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	706,948	629,231
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2036	6,545,769	5,793,448
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2037	1,307,590	1,156,284
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2041	3,993,740	3,310,801
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2050	929,799	696,959
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2051	2,272,224	1,702,505
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	10,631,999	9,439,941
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2037	9,911,402	8,764,517
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2051	389,802	292,188
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2052	114,741	85,972
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2052	52,839	39,591
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	71,151	63,173
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2052	5,592,812	4,190,516
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2052	3,249,317	2,434,610
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2052	403,879	302,740
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2052	372,888	279,393
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2052	253,180	189,700
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2052	36,641	27,454
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2051	686,179	514,347
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2052	63,973	47,933
Fannie Mae Mortgage pass-thru certificates 1.5% 7/1/2051	221,967	166,382
Fannie Mae Mortgage pass-thru certificates 1.5% 8/1/2037	1,349,358	1,194,273
Fannie Mae Mortgage pass-thru certificates 1.5% 8/1/2051	57,766	43,282
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2036	314,246	277,834
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2051	1,522,050	1,140,424
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2051	80,723	60,483
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2051	54,636	40,954
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2051	49,089	36,996
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2051	26,728	20,035
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2051	24,072	18,037
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2031	840,709	804,075
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2036	7,035,172	6,391,838
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2037	13,013,487	11,766,530
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2042	21,028,055	18,040,748
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	15,268,976	12,069,893
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	521,330	408,356
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	25,652,451	20,253,824
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	2,079,818	1,637,565
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	51,994	40,613
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2030	1,379,025	1,321,324
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2035	1,407,227	1,282,061
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2036	3,112,275	2,815,028
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2036	311,989	281,996
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2036	220,412	199,361
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	17,518,228	13,858,842
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	9,524,981	7,529,353
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	4,429,431	3,501,398
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	3,924,968	3,090,362
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	135,513	105,935
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	73,730	58,052
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2031	122,642	117,475
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2031	50,137	47,449
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2035	1,611,704	1,464,321
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2035	1,189,207	1,080,460
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2035	734,751	667,562
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2036	21,360,207	19,320,138
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2037	304,585	275,305
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	30,823,390	24,365,421
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	6,105,574	4,826,364
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	75,911,679	59,769,805
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	45,032,252	35,456,585
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	14,299,189	11,169,237
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	10,667,095	8,475,511
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	206,938	162,934
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2031	23,306	22,037
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2035	3,938,951	3,578,752
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2035	845,836	770,339
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	13,211,094	10,443,169
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	8,487,840	6,709,508
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	6,195,088	4,897,123
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	5,257,014	4,155,590
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	4,866,017	3,866,281
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	22,718,062	18,050,575
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	18,579,164	14,831,697
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	15,812,863	12,593,717
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	883,907	690,429
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	102,833	81,899
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	398,067	361,168
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	53,464	48,558
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2037	7,405,473	6,695,878
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2037	192,679	174,758
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2038	6,867,765	6,208,620
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	108,453,618	85,697,045
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	11,090,609	8,773,890
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	3,640,695	2,847,196
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	3,178,367	2,534,302
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	2,188,082	1,728,962
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	5,496,642	4,357,036
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	363,888	286,511
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	109,834	86,136
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2036	723,451	655,769
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2037	13,025,499	11,775,355
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	18,265,957	14,421,837
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	2,489,267	1,948,281
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	18,588	14,804
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	1,737,746	1,388,867
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2035	234,237	214,429
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2036	931,992	845,601
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2036	777,439	705,374
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2037	4,792,195	4,332,256
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	42,065,961	33,213,066
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	10,175,019	8,033,659
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	6,881,188	5,433,023
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	26,727,082	21,077,239
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	109,837	85,795
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2037	1,724,080	1,558,609
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2037	853,085	771,209
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2037	116,400	105,229
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	50,576,841	39,932,809
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	3,453,021	2,731,719
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	348,934	272,883
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2052	6,802,576	5,364,578
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2027	32,014	31,757
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2030	465,593	447,743
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2031	2,401,113	2,284,044
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2037	165,600	149,706
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2051	868,152	678,665
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2035	1,338,922	1,218,576
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2035	285,340	259,693
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2035	71,051	64,665
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2036	274,890	248,464
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2036	27,452	24,856
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	498,347	394,247
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	148,843	117,751
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	16,661,900	13,139,738
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	15,148,780	11,984,348
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	2,288,540	1,810,487
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	340,755	269,255
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	51,482	40,728
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2028	128,219	125,451
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2035	1,513,354	1,376,383
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2035	1,404,600	1,288,925
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2035	239,061	217,424
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2035	67,156	61,078
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2036	157,411	142,525
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2042	8,353,596	7,187,707
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	89,676,832	70,944,220
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	3,766,160	2,979,446
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	452,949	358,332
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	2,717,084	2,171,588
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	974,272	761,622
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	252,388	199,036
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2028	254,267	248,537
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2035	7,881,069	7,167,770
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2035	271,465	246,895
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2035	55,126	50,137
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2050	16,831,404	13,315,488
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2050	6,963,092	5,508,570
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2050	74,569	58,992
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2051	579,319	456,856
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2027	68	66
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2028	160,948	158,832
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2028	1,664	1,644
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2028	1,182	1,166
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2028	935	923
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2028	408	403
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2030	3,393	3,298
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2030	3,187	3,093
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	50,643	48,735
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	46,368	44,658
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	28,610	27,554
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	24,932	23,956
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	15,124	14,543
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	12,739	12,269
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	12,065	11,655
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	10,975	10,570
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	10,047	9,684
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	5,037	4,855
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	3,829	3,693
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	3,647	3,518
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2031	2,110	2,037
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	299,438	288,389
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	277,608	268,395
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	69,279	66,137
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	62,888	60,088
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	41,315	39,502
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	4,742	4,524
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2033	84,626	80,096
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2033	51,995	49,278
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2033	46,061	43,711
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2035	373,246	346,662
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2036	375,259	346,656
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	4,985	4,321
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2047	161,208	134,967
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2047	57,941	48,509
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	5,573,891	4,607,369
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	928,479	759,065
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	740,167	606,270
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	325,483	269,044
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	92,478	76,876
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	2,883,467	2,405,095
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	2,379,585	1,971,423
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	1,874,324	1,531,742
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	1,846,007	1,508,601
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	1,519,746	1,267,618
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	1,378,672	1,128,406
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	1,198,821	999,934
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	810,878	676,352
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	680,717	563,744
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	414,272	338,812
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	19,510	15,956
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2027	4,583	4,536
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2027	1,940	1,921
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2027	723	716
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2028	4,655	4,573
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2028	4,482	4,400
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2029	3,180	3,096
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2030	7,260	6,998
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2030	4,671	4,499
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	134,146	128,343
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	83,469	79,806
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	80,276	76,905
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	69,539	66,487
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	25,632	24,454
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	20,996	20,101
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	20,940	20,047
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	19,871	19,012
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	6,009	5,749
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	4,825	4,619
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	3,328	3,187
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	2,337	2,235
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2032	152,721	144,927
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2034	217,757	203,976
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2034	19,033	17,861
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2037	1,820,516	1,678,338
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2042	10,053	8,733
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2043	48,080	41,630
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2046	166,377	139,295
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2050	2,816,029	2,331,245
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2050	925,540	758,108
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	14,269,399	11,759,389
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	6,077,990	5,086,736
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	3,304,327	2,737,547
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	1,876,463	1,535,835
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	1,562,913	1,278,226
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	1,040,512	854,733
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	926,171	756,888
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	105,775	86,442
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	102,610	83,900
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2027	15,182	15,004
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2027	14,331	14,174
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2027	1,808	1,786
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2027	805	796
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2027	237	235
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2029	16,305	15,861
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2029	8,292	8,115
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2030	36,581	36,127
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2030	12,401	11,971
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2030	10,190	9,860
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2030	6,366	6,141
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2030	5,628	5,425
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2030	3,700	3,571
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	57,381	55,264
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	55,280	52,819
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	54,979	52,635
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	21,500	20,570
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	16,430	15,719
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	12,516	11,967
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	7,120	6,812
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	32,176	30,517
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	22,146	21,044
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	15,175	14,420
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	4,851	4,609
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2034	760,806	712,246
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2036	187,978	173,239
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2036	76,701	70,783
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2046	253,345	212,107
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2046	45,654	38,222
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2049	524,084	435,664
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2049	309,408	257,207
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2049	32,637	27,090
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2050	3,345,408	2,737,082
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2050	32,625	26,713
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2050	17,166	14,189
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	1,777,347	1,452,490
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	925,498	756,917
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	699,815	575,623
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	620,084	516,048
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	42,784	34,991
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	34,355	28,076
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2026	26,862	26,757
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2027	3,097	3,061
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2027	3,083	3,047
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2027	1,328	1,311
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2027	1,260	1,247
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2027	1,240	1,225
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2027	958	946
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2027	883	872
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2027	843	833
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2027	665	656
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2029	15,254	14,861
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2029	9,430	9,186
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2030	64,419	62,378
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2030	13,925	13,422
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2030	13,274	12,794
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2030	12,930	12,501
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2030	11,207	10,810
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2030	8,504	8,172
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2030	3,445	3,323
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	54,525	52,018
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	17,247	16,490
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	15,155	14,458
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	14,224	13,626
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	14,074	13,400
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	2,873	2,750
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	66,605	63,131
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	18,578	17,653
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	16,437	15,609
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	8,845	8,416
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2033	48,269	45,746
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2034	215,304	201,330
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2035	2,689,289	2,486,825
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2035	76,686	71,032
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2036	251,914	232,318
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2036	13,948	12,863
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2046	71,740	60,062
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2049	882,622	732,608
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2049	83,881	69,651
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2050	12,759,645	10,547,102
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	23,315,646	19,396,540
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	22,019,543	18,270,130
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	19,049,959	15,824,056
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	6,063,372	4,955,130
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	1,981,723	1,620,749
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	1,329,193	1,086,248
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	928,267	758,891
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	548,473	448,225
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	539,782	445,846
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2028	40,114	39,558
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2028	7,028	6,931
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2028	3,852	3,799
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2028	1,425	1,406
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2028	651	642
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2030	4,857	4,717
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2030	3,406	3,308
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2030	3,255	3,169
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2031	189,125	184,618
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2031	19,770	19,055
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2031	19,018	18,288
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2031	15,296	14,743
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2031	11,122	10,719
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2031	6,901	6,647
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2031	2,959	2,852
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2032	66,840	63,768
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2032	46,599	44,485
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2032	39,710	37,883
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2032	26,762	25,570
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2032	13,406	12,789
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2032	10,888	10,409
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	242,108	224,864
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2036	1,187,758	1,097,224
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2037	526,477	485,525
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2037	471,521	435,138
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2037	355,970	328,281
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2037	297,335	274,021
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2040	51,165	45,605
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2043	7,348	6,367
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2047	23,240	19,471
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2051	139,159	113,768
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2051	76,910	64,367
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2051	28,390	23,210
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2051	18,489	15,116
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	1,680,958	1,398,932
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	854,634	712,849
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	801,017	658,866
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	588,838	481,212
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	561,444	458,825
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	93,159	77,267
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	53,696	43,898
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2027	1,124	1,117
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2027	282	281
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2028	4,705	4,643
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2028	4,668	4,603
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2029	15,908	15,628
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2030	13,066	12,651
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2032	580,923	555,046
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2032	39,468	37,710
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2032	9,138	8,743
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2033	25,830	24,542
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2033	4,187	3,968
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2034	143,965	135,389
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2035	616,035	571,582
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2036	856,080	790,827
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2037	7,133,734	6,576,605
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2040	7,256,648	6,468,052
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2043	44,100	38,422
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2043	18,992	16,502
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	107,523	89,551
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2051	7,478,135	6,174,404
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2051	2,280,134	1,883,330
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2051	448,853	367,374
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	5,266,532	4,331,912
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	3,637,053	3,026,840
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	945,765	772,901
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	36,611	30,114
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	27,405	22,396
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2027	75,460	74,911
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2027	283	282
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2028	24,952	24,630
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2028	5,590	5,512
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2028	1,956	1,927
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2028	1,824	1,798
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2028	868	857
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2028	631	622
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2030	323,012	314,857
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2030	111,610	108,635
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2030	11,206	10,868
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2031	61,303	58,950
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2031	32,029	30,731
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2031	5,867	5,646
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2032	47,474	45,359
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2032	16,206	15,470
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2032	6,818	6,514
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2035	266,619	246,547
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	1,305,772	1,223,823
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	443,421	408,929
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2041	851,307	784,556
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	333,863	289,441
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	94,070	81,471
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	19,778	17,332
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	13,875	12,008
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	4,419	3,894
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2046	15,177	12,925
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2046	7,247	6,080
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2046	6,381	5,339
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2046	4,145	3,468
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2050	706,929	585,672
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051	34,814,920	28,745,318
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051	947,354	774,496
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051	682,822	558,232
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051	343,865	281,445
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051	119,280	97,516
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	27,740,893	22,817,881
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	939,750	767,986
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	935,421	764,448
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	529,344	435,405
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	373,038	304,856
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	25,971	21,232
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	23,282	19,034
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2027	6,307	6,261
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2027	1,632	1,620
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2027	631	627
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2027	396	393
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2028	6,172	6,072
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2028	4,459	4,391
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2028	1,927	1,898
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2028	1,905	1,875
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2028	882	869
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2028	716	704
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2028	642	633
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2029	7,935	7,760
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2029	3,816	3,724
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2030	79,660	78,258
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2030	9,870	9,558
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	30,524	29,351
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	18,928	18,174
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	15,363	14,772
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	12,375	11,890
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	2,427	2,332
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2032	30,657	29,209
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2032	13,009	12,455
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2034	133,422	125,316
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2035	1,505,866	1,397,202
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2036	257,085	237,248
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2036	49,201	45,420
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2037	2,461,551	2,273,925
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2037	136,903	126,254
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2043	14,327	12,386
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2046	48,936	41,488
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2046	19,155	16,200
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	35,732,187	29,603,167
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	25,495,146	21,050,345
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	3,733,215	3,055,537
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	2,491,437	2,039,175
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	1,556,096	1,272,165
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	406,124	332,529
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	34,530	28,262
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	603,261	496,204
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	462,080	377,623
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	417,812	341,445
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2053	1,341,522	1,103,450
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2027	2,715	2,693
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2027	1,725	1,711
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2027	227	225
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2028	139,718	137,469
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2028	53,234	52,377
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2028	15,766	15,512
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2028	13,538	13,330
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2028	2,950	2,902
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2028	2,946	2,901
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2028	2,732	2,688
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2028	2,601	2,556
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2028	975	958
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2028	893	879
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2030	8,999	8,707
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2030	4,490	4,334
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	474,018	455,131
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	33,389	32,009
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	22,832	21,905
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	9,330	8,986
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	9,338	8,960
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	8,366	8,045
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	6,515	6,229
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	4,129	3,968
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2032	25,547	24,339
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2032	12,707	12,157
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2034	281,545	264,459
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2034	175,188	164,655
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2035	2,989,376	2,773,662
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2035	1,841,514	1,708,630
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2036	4,604,010	4,248,763
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2037	79,109	72,955
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2046	74,345	62,656
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2046	22,565	18,888
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2046	20,850	17,498
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2046	13,832	11,730
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2046	13,725	11,695
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2051	27,810,678	22,962,189
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2051	2,426,896	1,986,350
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2051	892,136	730,189
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2052	2,362,786	1,930,924
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2052	87,889	71,825
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2052	49,345	40,588
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2052	35,924	29,358
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2052	24,762	20,236
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2053	20,609	16,862
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2027	11,874	11,770
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2027	1,309	1,298
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2027	790	783
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	31,855	31,366
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	30,935	30,437
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	18,522	18,210
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	18,058	17,754
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	13,504	13,277
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	7,388	7,258
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	6,830	6,720
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	5,844	5,746
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	3,843	3,775
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	3,413	3,358
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	3,358	3,304
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	1,962	1,930
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	1,720	1,692
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	1,478	1,452
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	1,071	1,053
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	1,030	1,011
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	593	584
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2028	471	463
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2029	12,349	12,012
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2030	6,938	6,719
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2031	40,514	38,900
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2031	20,359	19,534
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2031	15,121	14,496
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2031	5,200	4,989
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2034	410,448	385,359
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2035	1,734,539	1,609,374
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2035	442,413	410,489
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2036	25,993	23,988
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2045	8,415,064	7,018,991
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2046	228,795	192,929
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2046	99,638	84,071
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2046	51,851	43,751
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2046	23,240	19,666
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2046	14,000	11,779
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2046	11,269	9,411
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	9,163,968	7,640,787
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	137,574	113,891
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2051	9,591,815	7,919,587
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2051	795,694	651,254
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2052	4,412,212	3,608,521
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2052	1,629,988	1,334,306
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2052	97,029	79,325
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2052	62,373	51,012
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2052	27,889	22,940
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2027	30,621	30,356
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2027	567	561
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2028	51,155	50,254
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2028	12,856	12,620
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2028	10,816	10,642
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2028	4,356	4,282
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2028	3,660	3,596
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2028	1,940	1,908
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2028	1,906	1,873
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2028	1,490	1,464
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2028	1,111	1,092
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2028	869	853
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2029	47,261	46,007
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2029	34,193	33,287
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2029	25,942	25,235
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2029	25,533	24,875
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2029	16,358	15,949
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2029	4,301	4,180
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2030	126,509	122,464
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2030	7,233	6,987
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2030	3,459	3,345
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	130,381	125,097
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	12,131	11,639
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	8,345	7,994
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	7,646	7,330
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	3,262	3,127
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2032	47,781	45,461
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2033	30,870	29,219
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2034	548,636	514,495
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2035	3,216,622	2,979,483
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2035	2,956,005	2,738,080
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2035	296,342	274,495
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2037	775,521	714,954
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2037	91,506	84,388
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2043	20,957	18,076
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2043	15,257	13,043
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2043	12,008	10,344
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2046	55,814	46,729
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2046	44,640	37,552
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2046	35,033	29,330
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2049	16,351	13,592
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2050	45,641,263	37,784,047
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2050	403,578	334,101
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2050	317,534	262,870
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	506,977	414,314
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	38,395	31,401
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	35,825	29,289
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	22,298	18,236
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2026	222	221
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2027	4,817	4,771
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2027	1,776	1,758
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	146,322	142,554
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	85,677	83,404
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	39,245	38,175
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	29,154	28,424
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	25,832	25,166
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	21,568	20,949
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	18,247	17,736
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	17,240	16,809
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	15,439	15,030
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	13,363	13,029
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	10,539	10,260
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2029	10,048	9,796
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2031	24,173	23,143
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2031	15,686	15,107
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2031	4,185	4,007
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2032	17,459	16,611
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2034	507,007	475,181
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2035	1,336,981	1,238,415
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2036	352,179	325,005
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2042	5,579,432	4,911,377
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2046	35,225	29,590
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2046	28,368	23,750
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2046	14,748	12,348
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2046	12,716	10,646
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2050	11,787,063	9,872,088
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2050	9,416,407	7,795,357
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2051	17,250,118	14,350,561
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2051	14,860,868	12,246,818
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2051	1,049,793	857,916
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2051	989,134	809,580
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2051	873,852	714,133
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2051	402,435	329,382
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2051	105,624	87,045
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2051	82,246	67,265
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2052	873,573	718,545
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2027	6,262	6,236
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2028	1,331	1,318
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2030	37,998	37,131
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2030	11,991	11,734
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2030	5,975	5,851
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2030	1,824	1,782
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2031	111,564	108,374
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2031	83,330	80,994
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2031	3,475	3,375
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2031	2,434	2,358
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2032	108,602	104,861
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2032	14,151	13,650
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2033	155,528	149,437
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2033	15,891	15,305
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2033	13,080	12,580
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	2,112,677	1,996,831
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	162,914	153,319
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2040	1,263,409	1,159,185
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	256,232	230,669
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	118,740	107,895
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	92,853	83,374
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	76,021	68,293
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	60,806	54,808
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	38,328	34,588
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2044	1,762,579	1,579,949
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2044	11,150	9,871
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2045	18,269	16,229
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2045	8,002	7,080
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2045	7,110	6,351
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2046	140,239	123,545
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2046	86,504	76,187
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2046	10,168	8,902
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	647,019	564,932
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	504,045	440,098
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	351,926	307,278
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	338,827	295,840
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	272,722	238,122
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	211,342	184,529
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	201,287	175,750
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	50,955	44,490
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	25,527	22,264
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	13,516	11,801
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	8,999	7,857
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2048	63,783	55,531
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2048	7,195	6,271
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2050	3,123,062	2,694,636
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2050	2,759,533	2,383,564
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2050	2,268,286	1,957,119
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2050	270,806	233,656
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2050	132,008	114,311
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	10,694,666	9,130,635
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	10,223,558	8,728,424
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	4,004,909	3,419,215
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	23,912	20,415
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2026	4,402	4,388
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2026	448	447
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2026	39	38
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2027	556	552
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2029	48,512	47,460
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2029	2,780	2,724
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2030	64,407	62,675
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2030	22,204	21,629
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2030	18,432	17,926
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2030	12,071	11,753
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2030	11,862	11,536
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2030	9,594	9,331
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2030	4,822	4,696
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2030	3,720	3,622
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2030	1,966	1,912
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2031	67,503	65,309
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2031	23,001	22,232
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2032	212,216	204,201
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2032	23,112	22,239
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2033	27,466	26,352
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2033	15,080	14,372
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2033	9,921	9,504
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2033	3,922	3,757
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2034	135,678	129,100
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2039	457,467	420,300
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	391,320	350,292
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	3,629	3,301
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2043	201,639	180,447
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2043	113,739	101,345
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2043	83,720	74,860
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2043	82,085	73,156
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2043	72,803	64,986
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2043	14,935	13,376
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2043	14,019	12,540
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2043	5,723	5,119
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2044	563,457	504,909
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	749,433	654,353
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	373,649	326,245
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	168,956	147,521
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	72,504	63,305
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	64,963	56,721
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	39,452	34,447
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	37,893	33,085
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	30,593	26,253
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	25,820	22,544
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	24,518	21,407
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2047	80,711	70,345
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	17,412,319	15,039,995
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	6,756,751	5,836,184
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	3,353,222	2,896,365
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	2,838,763	2,470,628
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	2,186,284	1,895,248
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	1,541,675	1,331,631
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	603,523	522,617
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	237,055	204,758
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2050	17,547	15,124
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2026	3,753	3,741
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2026	1,079	1,075
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2027	27,689	27,465
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2027	1,344	1,332
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2030	25,672	24,953
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2030	23,244	22,620
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2030	23,054	22,435
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2030	11,114	10,820
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2030	7,833	7,622
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2030	5,034	4,898
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2030	4,976	4,845
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2030	536	520
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2031	8,019	7,750
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2031	2,303	2,222
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2032	231,902	222,927
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2032	16,307	15,669
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2033	157,897	151,969
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2039	260,077	238,622
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	729,576	654,099
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	204,938	184,856
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	111,321	100,416
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	38,806	34,856
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	23,464	21,151
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	6,392	5,780
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2045	20,717	18,222
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	2,456,052	2,144,455
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	1,479,552	1,291,842
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	795,739	714,162
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	725,950	633,849
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	495,689	432,801
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	442,127	396,385
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	217,187	189,632
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	39,349	34,357
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	32,705	28,556
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	29,248	25,538
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	21,127	18,447
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2047	108,198	94,302
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2047	46,881	40,860
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2047	24,732	21,532
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2047	9,404	8,187
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2048	289,882	252,380
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2049	429,199	370,723
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2049	404,265	349,186
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2049	398,804	344,469
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2049	132,144	114,140
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2050	1,131,132	975,608
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2050	1,046,466	902,910
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2050	831,413	710,603
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	4,720,948	4,030,538
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	836,386	714,070
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	36,993	31,583
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2026	577	575
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2026	194	192
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2028	385	379
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2029	69,089	67,649
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2029	4,388	4,296
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2030	31,211	30,373
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2030	7,420	7,228
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2030	4,583	4,454
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2030	3,762	3,659
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2031	24,406	23,602
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2031	8,023	7,754
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2031	1,386	1,345
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	30,053	28,779
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	10,411	10,015
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2033	109,102	104,522
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2033	20,691	19,754
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	2,438,560	2,324,364
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	291,172	274,023
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	20,728	19,707
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2039	25,955	23,814
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	2,652,412	2,380,839
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	1,084,563	973,660
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	256,571	229,854
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	219,940	197,051
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	152,143	137,528
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	81,251	72,989
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	45,575	40,912
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	10,982	9,940
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2043	12,828	11,486
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2045	183,118	161,665
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2045	124,685	109,895
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2045	107,336	94,569
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	3,508,319	3,063,222
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	488,662	426,666
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	252,636	220,584
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	155,234	135,540
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	149,753	130,754
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	72,122	62,972
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	40,157	35,062
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	40,125	35,035
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	31,581	27,574
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	31,352	27,374
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	7,082	6,184
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2047	49,344	43,006
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2047	5,586	4,863
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2049	2,123,456	1,834,148
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2049	2,072,386	1,788,093
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2049	1,933,718	1,684,159
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2049	953,622	823,697
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2049	78,402	67,720
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2049	26,153	22,647
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2050	325,926	281,215
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2027	6,083	6,059
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2027	1,025	1,020
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2027	202	200
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2027	104	102
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2028	13,200	13,115
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2028	5,693	5,653
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2029	124,543	122,575
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2029	73,456	72,296
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2030	85,715	83,758
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2030	42,154	41,227
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2030	8,790	8,599
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2030	8,466	8,272
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2030	4,805	4,702
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2030	1,357	1,323
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	98,104	95,182
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	24,785	24,128
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	16,062	15,593
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	4,256	4,132
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	2,392	2,323
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2032	49,465	47,834
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2032	12,235	11,813
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2033	118,382	113,855
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2033	44,853	43,055
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2034	6,797,659	6,531,139
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2034	503,314	484,757
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2034	14,380	13,737
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2040	789,157	724,056
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	73,564	65,985
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	33,255	29,789
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	14,523	13,101
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	12,845	11,539
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2045	70,759	62,948
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2045	9,568	8,455
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2045	8,258	7,267
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2046	235,530	207,077
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2046	84,705	74,724
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2046	60,604	53,264
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2046	25,824	22,791
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2046	11,419	10,051
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	4,378,121	3,921,432
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	4,225,426	3,779,934
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	1,236,071	1,079,252
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	623,813	558,723
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	524,431	457,897
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	369,492	322,268
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	39,521	34,507
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	15,139	13,204
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2048	762,571	663,918
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2048	5,986	5,273
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	3,514,571	3,032,437
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	2,328,714	2,009,258
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	169,576	146,314
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2051	16,679,113	14,385,835
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2051	693,610	596,508
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2051	437,379	377,379
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	36,383	31,062
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2027	3,537	3,520
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2028	891	884
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2029	108,991	107,148
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2029	3,754	3,692
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2030	132,353	129,461
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2030	9,829	9,593
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2030	669	660
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2031	9,262	8,981
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2031	5,908	5,736
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2031	4,593	4,504
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2031	4,137	4,021
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2031	3,203	3,101
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2031	2,530	2,456
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2032	170,642	164,516
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2032	102,740	99,103
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2032	39,314	37,921
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2032	21,182	20,442
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2032	11,519	11,123
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2032	4,900	4,720
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	18,312	17,578
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	6,343	6,094
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2040	621,205	569,183
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2042	6,464	5,842
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	35,332	31,699
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	6,979	6,280
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	3,953	3,548
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2046	72,066	63,544
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2046	55,444	48,504
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2046	53,157	46,772
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2046	18,532	16,287
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2046	8,420	7,376
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2046	7,282	6,387
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2046	4,733	4,260
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2047	82,059	71,571
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2047	64,454	56,297
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2047	37,703	32,884
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2047	23,391	20,401
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2048	113,017	98,397
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2048	28,720	25,005
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	15,606,911	13,534,212
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	5,432,508	4,711,036
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	4,533,491	3,925,747
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	2,280,775	1,967,895
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	2,154,670	1,859,089
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	1,765,820	1,521,182
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	1,654,591	1,428,129
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	1,426,380	1,230,707
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	1,124,087	974,801
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	1,116,581	963,407
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	950,360	822,958
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	787,648	682,059
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	768,287	666,254
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	158,861	137,068
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	39,245	33,861
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2051	584,714	499,203
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2051	491,853	422,996
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	33,567	28,658
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	25,993	22,192
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2056	5,949,082	5,084,642
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2027	10,452	10,396
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2027	2,412	2,399
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2027	556	553
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2027	293	291
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2027	240	239
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2027	85	83
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2029	3,145	3,094
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2029	1,166	1,145
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2030	38,623	37,720
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2030	1,533	1,496
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2031	32,480	31,440
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2031	29,875	28,904
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2031	24,492	23,748
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2031	4,047	3,927
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2032	32,980	31,812
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2032	31,818	30,691
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2033	43,359	41,600
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2033	1,269	1,226
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2034	15,373	14,665
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2035	742,828	698,846
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2040	25,846	23,681
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2042	880,872	795,405
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	1,359,706	1,218,077
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	107,519	96,399
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	80,856	72,464
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	30,027	26,884
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	17,092	15,228
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	11,053	9,940
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	10,915	9,786
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	7,981	7,163
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	6,322	5,635
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2045	549,311	486,220
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2045	28,020	24,793
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2045	18,502	16,389
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2045	10,756	9,569
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	58,438	51,418
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	42,488	37,273
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	27,146	23,957
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	18,942	16,687
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	18,607	16,377
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	16,821	14,810
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	16,466	14,432
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	11,189	9,841
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	11,105	9,729
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	4,408	3,875
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2047	7,962,942	7,141,903
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2047	1,177,504	1,052,420
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2047	32,710	28,530
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	5,939,585	5,324,518
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	5,471,065	4,913,151
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	249,367	217,107
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	221,538	192,878
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	7,620	6,634
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	1,989,238	1,725,054
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	611,621	527,718
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	57,359	49,490
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	10,427	8,996
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2051	187,921	160,556
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2051	146,530	126,016
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	807,825	690,442
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	496,108	423,555
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2027	1,171	1,164
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2027	1,067	1,061
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2027	1,016	1,010
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2027	905	900
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2027	725	721
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2027	413	411
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2027	244	242
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2030	74,732	73,689
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2030	1,574	1,539
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2031	106,540	103,297
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2031	60,850	59,071
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2031	13,559	13,140
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2031	3,565	3,461
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2031	2,250	2,191
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2032	47,150	45,436
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2032	26,097	25,161
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2032	22,472	21,676
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2032	18,764	18,091
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2032	7,849	7,579
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2035	95,676	90,041
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2038	1,354,849	1,264,892
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2040	15,166,047	14,128,212
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	2,000,168	1,792,835
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	1,963,175	1,759,504
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	704,233	629,850
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	373,373	333,785
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	343,120	307,949
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	239,898	214,469
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	227,526	203,922
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	71,262	63,867
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	24,203	21,673
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	15,915	14,253
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	15,122	13,542
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	12,069	10,819
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	11,198	10,018
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	5,672	5,082
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	4,705	4,212
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	188,762	166,966
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	128,834	112,920
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	125,761	110,656
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	51,064	45,015
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	30,221	26,621
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	23,043	20,250
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	14,110	12,416
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	11,162	9,820
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	5,746	5,050
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2047	11,050	9,638
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2048	26,682	23,230
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	9,933,348	8,573,781
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	3,387,835	2,923,087
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	1,330,249	1,149,011
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	128,514	110,884
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	11,113	9,589
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2052	6,245,958	5,379,369
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2027	24,906	24,746
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2027	8,020	7,973
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2027	1,296	1,289
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2027	579	575
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2027	397	395
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2029	43,570	42,816
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2029	25,335	24,878
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2029	9,069	8,917
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2029	2,516	2,470
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2029	1,327	1,304
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2030	72,181	70,368
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2030	59,704	58,273
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2030	9,621	9,385
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2030	2,406	2,344
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2030	2,160	2,106
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2030	1,893	1,842
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2031	102,126	99,016
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2031	7,154	6,928
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2032	3,635	3,498
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2033	7,608	7,306
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2033	7,436	7,128
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2033	6,522	6,248
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2033	3,649	3,491
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2035	1,516,042	1,441,354
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2035	260,673	245,238
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2039	54,086	49,776
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2042	429,307	386,690
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	1,487,926	1,333,940
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	328,545	294,340
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	288,719	258,293
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	149,854	134,165
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	86,822	77,720
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	63,753	57,174
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	57,819	52,313
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	55,720	49,904
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	47,080	42,133
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	41,545	37,184
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	40,027	36,143
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	37,729	33,736
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	31,302	28,040
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	24,141	21,596
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	9,694	8,688
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	9,183	8,218
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	6,405	5,742
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	6,261	5,612
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	5,782	5,180
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	5,735	5,147
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	4,660	4,159
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	3,594	3,239
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2045	133,083	117,595
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2045	79,712	70,430
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2046	253,305	222,685
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2047	45,672	39,835
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2047	20,822	18,161
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2048	776,364	675,927
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2049	1,515,682	1,312,495
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2050	1,111,069	958,998
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2050	418,667	361,234
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2050	282,617	243,847
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2050	98,894	85,297
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2050	11,021	9,505
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	573,595	489,889
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	537,985	464,183
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	91,532	78,174
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	49,497	42,491
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2052	1,535,368	1,313,708
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2052	664,002	566,896
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2027	6,919	6,882
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2027	5,110	5,083
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2029	36,215	35,582
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2029	29,981	29,424
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2029	16,994	16,678
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2029	15,345	15,042
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2029	10,074	9,881
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2029	4,944	4,852
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2029	1,698	1,670
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2029	1,697	1,666
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2029	1,636	1,604
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2030	18,253	17,805
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2030	17,350	16,939
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2030	17,039	16,636
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2030	13,035	12,826
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2030	6,512	6,341
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2030	5,517	5,379
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2030	3,614	3,525
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2030	2,142	2,089
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2031	4,258	4,111
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2032	166,072	159,955
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2032	28,594	27,540
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2032	2,598	2,500
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2033	53,277	50,992
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2035	3,034,264	2,888,437
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	1,412,748	1,265,455
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	209,876	187,908
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	207,588	186,198
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	185,276	165,821
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	153,727	137,530
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	144,174	129,203
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	144,166	129,020
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	122,064	109,341
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	90,871	81,256
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	60,292	54,148
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	46,064	41,356
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	42,438	37,972
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	40,615	36,316
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	21,867	19,532
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	17,516	15,712
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	14,996	13,344
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	13,733	12,300
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	11,604	10,384
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	11,268	10,076
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	10,713	9,551
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	10,550	9,394
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	9,412	8,434
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	8,455	7,561
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	7,208	6,452
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	6,392	5,736
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2045	897,949	783,746
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2045	19,465	17,188
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	2,655,010	2,375,755
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	44,109	38,762
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	29,548	25,972
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	26,219	23,018
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2047	184,106	160,749
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2047	96,051	83,715
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2047	28,583	24,912
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2048	991,327	865,558
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	23,061,994	20,136,142
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	9,434,429	8,137,252
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	1,912,681	1,649,699
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	1,171,814	1,011,429
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	37,954	32,736
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2051	9,485,729	8,098,498
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2051	2,142,586	1,839,289
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2051	543,780	469,183
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2051	25,473	21,867
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2027	1,131	1,122
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2027	146	144
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	46,039	45,183
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	42,407	41,548
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	16,147	15,819
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	13,946	13,694
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	13,872	13,572
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	11,449	11,201
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	11,387	11,169
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	6,981	6,857
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	2,583	2,535
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	2,247	2,206
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	1,629	1,600
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	1,018	997
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2029	1,010	991
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2030	10,202	9,934
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2030	5,008	4,873
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2031	26,815	25,943
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2032	1,823,681	1,755,665
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2032	48,867	47,233
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2032	33,589	32,273
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2033	92,491	88,557
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2033	15,162	14,496
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2035	188,589	177,305
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2035	73,942	69,518
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2039	657,196	603,802
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	1,565,052	1,401,233
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	185,578	165,969
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	81,796	73,334
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	76,514	68,448
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	54,570	48,824
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	51,052	45,711
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	49,317	44,092
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	47,341	42,247
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	28,036	25,073
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	22,184	19,846
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	20,395	18,210
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	17,263	15,449
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	16,415	14,789
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	14,386	12,799
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	13,786	12,433
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	13,085	11,711
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	11,767	10,494
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	5,297	4,715
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	4,829	4,326
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	9,930,037	8,757,132
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2046	60,422	53,161
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2046	51,996	45,683
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2046	25,721	22,458
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2046	10,656	9,352
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2046	4,485	3,916
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2049	1,504,497	1,299,518
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2049	17,601	15,203
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2050	1,888,397	1,629,934
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2050	476,898	411,328
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2050	390,135	336,494
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2050	364,781	314,740
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2050	48,497	41,829
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	441,813	377,201
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2052	946,482	808,154
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2027	2,142	2,126
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2027	1,638	1,624
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2027	1,268	1,258
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2027	899	894
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2027	460	457
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2027	392	389
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2028	28,848	28,445
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2029	8,174	8,018
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2029	7,533	7,384
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2029	3,061	2,994
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2029	1,239	1,215
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2030	59,078	57,525
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2030	10,443	10,169
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2030	9,554	9,303
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2030	9,219	8,977
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2030	6,025	5,879
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2030	4,523	4,409
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2031	2,681	2,595
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	117,936	113,483
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	114,158	111,090
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	40,517	38,854
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	32,384	31,056
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	26,386	25,363
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	19,492	18,711
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	18,992	18,265
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	12,193	11,716
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	6,116	5,888
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2033	80,052	76,649
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2033	68,760	65,746
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2033	14,559	13,947
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2034	283,386	269,759
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2035	41,183	40,829
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2037	856,626	800,820
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2039	550,363	505,649
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2042	22,072	19,955
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	771,984	691,758
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	606,911	543,129
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	92,368	83,159
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	62,578	56,023
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	21,339	19,113
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	16,409	14,701
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	6,888	6,128
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2044	280,342	245,038
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2045	6,542	5,793
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	3,830,368	3,349,201
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	2,584,232	2,316,762
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	722,031	630,428
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	31,150	27,198
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	10,095	8,814
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2047	358,513	312,469
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2047	79,479	69,271
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2048	102,710	89,680
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2048	20,630	17,936
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2049	2,331,311	2,023,883
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2049	1,740,064	1,502,991
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2049	839,366	725,007
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2050	353,203	304,860
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2050	308,669	266,422
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2050	31,098	26,861
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2050	14,870	12,844
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2052	51,372	43,859
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2027	956	953
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2028	3,492	3,467
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2028	317	316
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2031	5,815	5,708
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2033	4,225	4,050
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2034	25,605	24,464
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2034	18,517	17,692
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2035	308,926	293,715
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2038	2,693,236	2,538,747
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	819,872	758,876
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	152,398	140,155
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	63,315	58,388
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	62,544	57,704
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	33,430	31,148
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	22,388	20,543
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	21,666	19,966
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	21,487	19,746
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	6,158	5,679
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	3,587	3,315
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2045	873,335	800,575
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2045	753,696	689,920
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2045	48,394	44,309
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2045	36,003	33,092
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2045	33,819	30,964
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2045	26,471	24,167
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2045	21,711	19,872
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2045	9,004	8,246
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2045	8,608	7,894
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2045	4,390	4,007
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	214,398	195,011
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	209,378	190,753
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	122,704	111,493
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	114,546	104,283
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	102,854	93,662
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	46,522	42,353
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	13,307	12,112
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	6,737	6,128
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	3,471	3,266
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2046	3,536	3,221
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	748,691	678,299
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	22,556	20,435
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	588,703	531,513
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	221,945	200,384
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	68,614	61,948
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	50,597	45,681
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	29,896	26,992
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	7,493	6,765
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2050	115,568	103,763
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2050	19,015	17,055
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2051	5,613,112	5,043,267
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	209,329	186,933
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2026	125	124
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2026	90	88
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2026	18	17
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2027	4,932	4,901
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2027	3,261	3,242
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2028	39,189	38,809
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2028	10,357	10,261
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2030	2,815	2,768
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2030	1,581	1,554
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2032	13,165	13,079
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2033	11,708	11,187
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2037	16,886	15,922
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2040	203,352	191,116
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2040	1,332	1,241
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	447,820	414,158
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	197,197	182,821
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	124,886	115,535
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	116,424	107,445
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	93,702	86,098
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	23,525	21,772
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	18,103	16,648
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	7,065	6,550
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	5,532	5,109
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	4,822	4,470
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2043	401,480	368,790
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2043	36,673	33,575
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2043	31,578	29,042
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2043	20,481	18,774
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2043	8,808	8,092
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2043	5,554	5,084
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2043	3,373	3,101
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2043	1,573	1,442
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	743,564	679,255
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	400,469	365,119
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	109,363	99,666
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	48,337	44,839
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	1,957	1,776
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2046	280,123	254,223
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2046	85,685	77,147
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2046	9,608	8,704
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	140,573	127,005
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	11,658	10,551
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	9,465	8,566
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	4,278	3,893
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2049	3,050,621	2,764,754
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2049	40,665	36,537
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2049	38,444	34,542
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2049	18,152	16,309
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2050	255,719	227,121
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2052	2,359,335	2,099,908
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2026	128	127
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2026	35	34
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2027	6,440	6,398
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2029	2,141	2,116
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2030	1,271	1,267
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2039	116,740	109,522
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2041	176,818	163,685
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	45,471	42,011
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	40,510	37,381
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	35,147	32,521
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	15,001	13,840
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	14,038	12,934
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	7,545	6,986
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	12,947,331	11,797,790
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	662,698	605,022
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	620,349	566,949
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	531,501	485,295
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	492,610	449,202
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	458,580	418,728
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	25,167	22,873
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	9,092	8,286
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2046	316,723	286,944
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2046	43,895	39,837
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2047	1,235,282	1,116,052
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2047	193,675	174,860
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2047	185,339	167,450
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2047	26,454	23,909
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2047	8,928	8,061
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2048	453,496	409,015
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2048	8,672	7,830
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2048	7,990	7,207
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2049	95,032	85,385
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2050	407,604	364,313
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2054	973,556	864,681
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2026	5,144	5,128
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2026	2,091	2,085
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2026	37	36
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2026	34	33
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2029	3,708	3,657
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2029	2,077	2,044
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2029	1,738	1,714
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2033	8,788	8,397
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2037	572,349	539,518
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2041	1,327,876	1,232,709
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2041	550,105	510,128
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	226,497	209,015
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	134,016	123,138
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	62,417	57,873
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	60,097	55,284
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	49,479	45,506
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	36,237	33,266
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	25,161	23,184
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	21,660	20,076
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	16,885	15,520
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	10,904	10,146
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	5,899	5,435
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	5,141	4,813
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	3,181	2,939
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2044	27,621	25,307
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	396,789	362,261
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	69,511	63,296
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	42,453	38,702
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	14,044	12,783
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	6,436	5,855
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	5,686	5,183
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	4,661	4,260
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	641,794	592,363
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	242,515	219,714
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	168,326	152,500
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	136,088	123,293
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	65,066	58,949
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	43,392	39,461
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	17,657	15,997
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	9,170	8,308
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2047	15,945,117	14,406,088
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2047	423,362	383,028
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2047	57,622	52,024
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2049	482,861	433,539
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2049	294,894	264,956
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2049	153,758	138,052
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2049	55,996	50,311
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2049	17,273	15,363
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2051	27,522	24,444
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2052	475,401	423,275
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2027	758	755
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2027	54	53
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2029	36,755	36,358
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2029	4,389	4,335
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2031	3,653	3,609
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2031	2,276	2,226
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2034	26,047	24,887
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2034	2,635	2,525
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2035	700,334	667,821
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2035	18,664	17,798
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2041	1,476	1,375
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2042	15,222	14,086
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	179,463	165,279
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	174,442	161,359
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	127,575	118,081
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	101,296	93,074
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	63,238	58,030
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	58,884	54,082
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	33,102	30,734
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	14,912	13,694
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	14,059	13,007
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	13,918	12,844
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	10,696	9,826
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2045	363,633	332,605
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2045	44,583	40,772
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2045	37,686	34,410
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2045	36,002	32,970
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2045	13,601	12,428
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2045	6,059	5,546
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2045	3,946	3,604
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2046	280,135	255,016
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2046	41,243	37,573
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2046	33,953	30,931
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2046	20,894	19,032
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2046	6,020	5,463
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2046	4,914	4,471
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2046	2,953	2,692
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2047	59,193	53,553
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2047	51,100	46,232
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2047	29,825	26,984
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2048	388,785	351,017
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2048	77,384	69,867
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2048	7,452	6,735
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2049	3,360	3,031
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2050	6,875	6,108
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2051	12,239,262	11,096,172
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2027	1,259	1,254
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2028	2,453	2,436
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2029	333,733	329,885
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2029	18,973	18,755
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2029	6,520	6,445
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2029	2,487	2,463
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2029	1,521	1,504
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2029	656	649
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2030	8,292	8,156
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2031	11,939	11,693
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2033	34,611	33,167
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2034	5,745	5,478
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2034	5,488	5,233
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2035	499,587	478,111
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2035	32,352	30,760
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2036	25,817	24,594
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2039	20,625	19,435
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	499,150	461,177
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	23,225	21,434
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	13,536	12,459
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2045	78,898	72,058
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2045	7,895	7,230
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2046	10,762,062	9,933,469
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2046	656,079	606,553
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2046	3,818	3,476
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2046	2,504	2,278
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2048	49,482	44,675
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2049	444,558	399,982
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2049	138,992	125,099
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2050	927,153	831,580
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2050	413,170	370,967
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2050	253,896	227,486
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2050	86,136	77,499
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2050	70,529	63,193
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2050	26,572	23,833
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	24,358	21,768
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	6,529	5,850
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2027	607	604
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2027	330	329
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2027	45	44
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2028	767	761
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2029	56,896	56,240
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2029	2,059	2,032
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2031	7,617	7,449
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2031	6,657	6,518
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2031	6,121	5,996
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2034	56,700	54,068
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2034	25,812	24,686
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2037	22,081	20,877
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2040	317,216	298,326
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	96,217	89,104
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	48,512	44,992
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	36,646	33,925
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	36,279	33,665
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	18,450	17,017
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	10,184	9,395
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	87,498	80,942
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	83,332	76,816
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	28,083	26,098
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	18,384	16,915
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	11,825	10,856
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	3,949	3,638
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2045	58,326	53,352
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2045	27,206	24,900
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2045	14,865	13,628
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2045	11,906	10,876
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2045	11,305	10,337
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	623,550	567,813
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	50,345	45,744
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	42,100	38,183
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	22,282	20,308
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	22,211	20,215
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	17,763	16,164
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	11,077	10,064
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	6,841	6,233
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2047	501,650	452,196
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2047	80,990	73,400
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2047	27,208	24,616
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2047	19,804	17,917
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2048	9,399	8,486
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2049	25,755	23,181
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2049	19,118	17,201
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2050	483,043	432,797
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2050	468,862	420,091
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2050	378,253	339,025
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2051	451,754	404,198
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2052	333,057	295,811
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2052	61,252	54,402
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2052	32,301	28,779
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2027	4,494	4,478
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2027	3,369	3,357
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2027	582	579
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2028	223	222
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2030	11,164	10,977
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2031	12,325	12,071
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2033	192,594	184,315
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2033	5,368	5,137
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2035	1,051,108	1,004,282
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2037	24,086	22,772
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2037	18,485	17,448
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2039	75,650	71,043
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	94,456	87,499
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	80,925	74,979
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	74,808	69,347
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	13,158	12,113
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	10,402	9,625
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	10,016	9,278
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	9,216	8,501
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	7,727	7,112
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	4,247	3,914
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	3,278	3,018
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2042	2,384	2,254
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	186,116	171,713
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	93,623	85,868
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	21,274	19,580
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	810,558	738,815
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	167,239	152,003
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	104,965	95,474
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	100,679	91,587
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	70,479	64,087
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	23,455	21,298
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	7,660	6,979
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2047	66,735	60,481
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2047	60,866	55,067
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2047	16,982	15,364
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2047	7,482	6,779
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2049	66,943	60,231
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2050	86,434	77,335
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2050	42,463	38,126
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052	16,066,104	14,314,571
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052	2,428,283	2,168,862
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052	949,500	844,501
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052	88,468	78,768
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052	31,078	27,690
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052	30,013	26,657
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2027	2,896	2,883
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2029	423	418
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2031	7,192	7,042
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2034	3,151	3,005
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2037	154,280	145,727
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2037	43,302	40,879
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2039	144,171	135,391
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2041	241,758	226,064
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	39,127	36,219
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	14,360	13,292
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	10,111	9,358
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	282,039	259,469
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	170,147	156,616
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	36,795	34,026
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	36,725	33,869
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	13,139	12,088
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	3,149	2,898
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2044	26,425	24,509
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2045	518,466	473,528
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2045	82,114	75,101
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2045	69,312	63,382
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2045	18,826	17,199
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2045	17,829	16,251
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2046	369,438	336,074
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2046	7,260	6,603
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2048	379,221	342,026
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2048	35,263	31,805
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2048	3,052	2,757
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2049	3,264,675	2,937,325
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2049	1,776,607	1,610,680
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2049	784,153	705,526
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2049	75,140	67,606
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2049	12,557	11,301
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2049	4,475	4,036
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2050	401,701	359,414
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2050	29,648	26,638
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2050	9,985	8,977
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2051	74,087	66,288
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2052	5,020,386	4,477,768
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2052	462,322	410,619
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2052	94,994	84,578
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2027	125	123
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2029	32,542	32,131
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2030	1,632	1,606
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2031	18,219	17,845
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2031	10,847	10,616
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2032	234,221	224,811
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2032	2,126	2,045
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2033	107,828	103,193
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2037	440,040	415,349
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2037	127,434	120,283
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2040	630,174	592,647
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2040	365,685	343,794
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	212,924	197,591
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	103,048	95,617
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	58,432	54,223
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	54,784	50,723
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	54,410	50,380
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	47,523	43,777
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	44,592	41,707
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	36,631	33,926
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	35,801	33,440
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	36,118	33,396
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	13,096	12,122
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	6,697	6,186
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	6,543	6,017
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	4,266	3,949
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2043	1,242,589	1,143,763
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2043	9,416	8,675
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2043	9,321	8,595
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2043	7,169	6,597
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2043	2,496	2,311
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	219,923	199,375
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	4,183	3,790
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	3,444	3,129
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	16,209,514	14,960,910
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	1,620,918	1,499,493
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	920,583	831,728
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	572,988	518,399
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	12,423	11,224
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	7,495	6,772
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2048	85,648	77,248
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2048	31,994	28,876
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2048	14,592	13,160
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2049	6,398,769	5,799,153
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2049	1,078,615	970,462
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2049	417,410	375,556
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2049	74,651	67,165
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2049	23,449	21,097
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2049	16,193	14,570
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2049	14,174	12,744
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2050	12,462	11,197
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2052	50,906,837	45,325,137
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2052	87,381	77,800
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2052	27,504	24,428
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2028	2,942	2,915
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2029	4,733	4,666
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2029	4,108	4,059
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2029	2,722	2,686
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2030	1,839	1,807
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2030	82	81
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2033	59,274	56,726
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2034	42,858	40,828
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2037	398,091	375,753
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2037	33,752	31,964
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2039	56,151	52,732
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	861,247	797,372
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	463,708	429,317
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	82,130	75,931
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	30,996	28,744
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	22,206	20,427
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	12,058	11,242
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	10,301	9,476
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	9,147	8,439
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	4,781	4,426
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	5,148,326	4,759,793
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	406,026	374,562
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	200,192	184,061
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	8,127	7,498
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2044	3,158	2,861
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2045	987,041	901,251
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2045	184,444	168,603
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2045	20,540	18,796
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2045	12,572	11,417
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2045	7,865	7,157
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	3,433	3,122
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2047	812,421	734,006
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2047	5,205	4,703
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2049	3,119,368	2,804,638
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2049	443,965	399,171
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2049	436,723	392,660
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2049	408,404	367,198
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2049	66,325	59,633
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2049	17,596	15,820
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2049	17,027	15,309
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2050	5,794,538	5,211,706
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2052	1,128,513	1,002,308
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2026	12	11
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2026	6	5
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2028	129,791	128,582
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2028	24,663	24,451
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2028	1,441	1,429
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2028	67	65
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2029	10,945	10,791
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2030	6,251	6,146
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2030	2,662	2,616
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2032	11,227	10,776
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2032	3,421	3,404
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2033	547,779	524,231
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2033	328,759	314,627
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2037	276,828	261,035
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	379,597	351,851
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	308,100	284,986
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	126,011	117,388
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	87,638	81,094
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	76,034	70,316
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	60,607	56,259
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	53,405	49,216
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	48,015	44,208
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	47,027	43,452
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	18,759	17,293
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	15,297	14,218
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	14,709	13,656
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	10,917	10,052
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	8,117	7,537
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	7,780	7,155
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	4,366	4,036
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	3,010	2,787
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2043	229,185	210,296
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2043	110,333	101,607
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2043	91,860	84,621
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2043	6,891	6,364
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2043	1,263	1,177
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2045	75,024	68,492
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2045	20,300	18,560
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2045	17,341	15,797
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2045	6,533	5,963
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2046	22,642	20,644
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	10,963,516	9,905,313
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	4,768	4,308
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2048	176,366	159,067
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2049	868,945	781,273
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2049	72,168	64,886
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2049	26,831	24,124
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2049	26,356	23,697
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2049	9,479	8,522
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2050	7,961,295	7,197,844
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2050	24,585	22,074
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2051	19,145	17,129
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2052	148,430	131,831
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2052	107,304	95,505
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2033	46,630	45,822
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2040	4,210	4,027
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	281,162	268,107
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	79,472	75,881
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	75,193	71,732
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	45,111	43,067
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	38,598	36,799
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	2,472	2,359
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	422,720	402,095
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	136,265	129,544
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2043	962,822	915,778
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2044	92,872	87,769
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2044	14,269	13,510
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2045	29,188	27,491
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2045	25,021	23,570
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2045	17,578	16,534
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2045	9,225	8,674
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2045	7,639	7,191
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2045	3,220	3,040
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2046	228,926	215,094
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2046	58,623	55,026
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2046	6,629	6,234
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2046	6,062	5,702
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2046	5,677	5,337
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2046	810	760
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2047	152,207	141,934
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2047	2,709	2,526
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2047	2,024	1,888
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2048	1,222,533	1,138,111
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2048	51,711	48,059
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2049	224,454	208,183
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2049	10,135	9,400
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2050	252,390	233,305
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2053	714,361	656,101
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2056	1,542,456	1,409,431
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2056	996,058	910,778
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2033	39,205	38,489
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2034	42,615	41,568
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2037	348,490	337,098
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2039	1,441	1,384
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	94,002	89,682
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	65,125	62,229
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	58,761	56,074
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	40,530	38,748
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	32,269	30,859
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	21,753	20,848
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	18,349	17,539
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	2,087	1,994
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	984	941
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	355,353	338,774
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	139,885	133,348
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	101,323	96,694
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	46,393	44,239
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	18,942	17,962
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	11,061	10,489
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	7,440	7,071
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	4,799	4,568
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	279,317	264,204
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	28,504	26,965
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	12,831	12,131
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	12,611	11,936
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	3,707	3,510
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2044	91,649	86,487
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2044	52,298	49,309
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2044	47,788	45,065
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2044	38,022	35,940
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2044	5,936	5,598
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2044	5,299	4,999
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2044	3,491	3,295
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2044	3,487	3,288
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2044	3,083	2,908
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2044	2,628	2,477
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	302,391	284,658
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	97,990	91,949
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	54,702	51,391
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	49,287	46,363
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	18,837	17,721
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	18,569	17,460
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	18,541	17,427
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	17,464	16,414
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	10,022	9,428
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	6,947	6,545
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	3,221	3,024
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	1,792	1,684
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	254,943	239,152
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	218,326	204,000
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2047	1,783,613	1,658,774
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2047	176,913	164,531
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2047	40,529	37,731
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2048	1,231,435	1,142,165
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2048	97,840	90,747
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2049	771,552	714,173
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2050	61,615	56,879
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2052	7,164,404	6,584,589
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2052	4,475,086	4,114,316
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2052	811,652	745,711
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2052	193,212	177,575
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2033	44,740	43,926
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2037	771,891	746,658
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2039	3,968	3,886
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	353,986	337,945
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	20,342	19,492
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	1,603	1,527
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	113,360	108,076
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	41,053	39,108
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	5,410	5,149
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	4,301	4,099
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	3,515	3,334
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	2,921	2,782
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	1,157	1,101
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	523	497
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2043	1,493,527	1,424,018
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2043	542,892	516,269
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2043	344,856	325,264
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2043	30,941	29,597
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2043	6,547	6,191
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2044	130,553	123,062
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2044	40,639	38,315
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2044	11,819	11,137
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2044	9,425	8,881
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2044	5,358	5,046
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2044	2,566	2,417
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2045	34,507	32,425
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2045	24,010	22,621
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2045	19,412	18,230
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2045	8,846	8,378
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2045	5,497	5,170
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2045	4,870	4,571
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2045	4,012	3,765
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2045	2,582	2,431
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2045	1,872	1,759
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2045	1,581	1,485
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2047	735,215	683,756
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2047	136,283	126,744
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2047	25,091	23,319
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2048	1,373,588	1,274,014
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2048	91,350	84,728
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2048	19,988	18,558
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2050	409,032	379,380
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2052	2,430,864	2,234,134
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2052	1,874,098	1,721,841
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2033	68,962	67,667
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2034	25,467	24,826
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2037	156,494	151,281
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	406,278	387,414
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	21,092	20,144
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	2,109	2,012
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	535,449	510,133
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	48,374	46,029
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	19,443	18,506
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	11,226	10,694
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2042	55,333	52,361
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2043	292,982	276,302
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2043	26,070	24,664
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2043	2,387	2,258
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	10,953	10,319
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	8,837	8,330
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	7,678	7,238
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	4,554	4,292
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	4,309	4,062
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	3,928	3,701
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	2,067	1,949
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	455,731	428,667
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	36,568	34,407
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	15,252	14,330
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	11,990	11,274
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	9,021	8,470
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	8,838	8,312
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	7,617	7,154
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	3,960	3,721
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	2,264	2,130
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	2,183	2,054
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	1,954	1,840
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2046	8,399	7,838
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2047	127,674	118,658
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2047	31,970	29,712
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2047	23,004	21,380
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2047	8,429	7,847
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2047	2,302	2,139
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2048	835,240	774,692
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2048	7,862	7,300
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2049	222,671	206,112
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2049	138,972	129,028
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2027	246	245
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2029	135	133
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2033	149,021	146,438
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2034	11,196	10,988
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2038	2,293,645	2,218,669
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2039	823,619	789,697
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	124,137	118,492
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	96,560	92,188
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	67,493	64,437
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	12,560	11,984
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	2,388	2,279
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	436,543	415,778
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	298,385	283,538
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	191,418	182,451
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	45,042	42,870
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	15,858	15,074
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	4,884	4,664
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	2,752	2,648
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	2,245	2,146
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2044	234,809	221,257
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2045	2,258,932	2,155,444
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2045	87,582	82,490
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2045	22,704	21,359
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2045	15,943	15,085
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2045	3,267	3,072
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2045	2,902	2,733
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2046	835,515	785,076
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2046	115,486	108,526
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2046	38,374	36,101
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2046	30,679	28,931
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2046	20,613	19,377
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2046	16,410	15,397
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2046	15,771	14,816
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2046	1,243	1,168
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2047	83,126	77,515
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2047	69,872	65,113
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2047	56,362	52,558
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2047	27,970	26,065
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2047	17,236	16,073
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2047	17,067	15,915
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2047	5,999	5,594
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2048	21,452	19,937
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2048	14,798	13,753
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2049	20,703	19,202
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2050	2,828,305	2,635,648
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2051	331,243	303,514
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2056	5,237,251	4,785,577
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2056	1,864,120	1,704,519
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2031	9,143	9,097
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2032	90,178	88,883
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2034	11,864	11,754
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2034	302	300
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	244,279	232,217
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	58,624	55,758
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	7,959	7,586
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	6,147	5,847
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	3,016	2,874
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2044	463,359	438,138
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2044	8,315	7,858
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	12,849	12,123
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	7,020	6,608
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	2,961	2,801
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	110,961	104,162
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	42,042	39,431
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	14,876	13,949
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	13,601	12,756
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	13,328	12,513
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	13,065	12,286
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	9,679	9,079
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	3,972	3,734
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	602	578
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2047	197,154	183,724
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2047	102,196	95,235
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2047	17,691	16,486
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2047	15,533	14,474
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2047	15,392	14,344
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2048	34,472	32,038
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2048	29,605	27,514
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2048	27,623	25,672
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2048	26,856	24,960
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2049	11,116,089	10,320,677
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2049	1,027,861	953,349
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2049	122,939	113,912
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2049	44,167	40,965
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2049	8,233	7,628
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2049	6,880	6,375
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2050	541,917	501,616
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2050	57,967	53,584
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2051	4,375,587	4,054,287
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2051	423,666	392,159
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2051	380,521	350,915
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2056	1,290,572	1,179,270
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2029	78,536	77,950
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2039	12,023	11,510
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2041	149,679	143,289
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2041	4,706	4,490
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	61,814	58,894
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	44,650	42,546
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	21,113	20,111
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	10,083	9,599
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	7,631	7,260
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2044	9,476	8,943
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	16,849,193	15,886,732
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	26,067	24,521
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	15,154	14,274
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2046	65,973	62,175
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2046	14,527	13,639
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2046	10,237	9,611
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2046	7,678	7,200
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2047	342,947	319,587
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2047	269,715	251,343
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2047	117,390	109,393
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2047	23,910	22,281
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2047	23,379	21,787
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2047	2,000	1,863
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	574,001	533,467
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	103,499	96,190
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	20,676	19,216
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	10,314	9,586
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	3,623	3,367
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2049	986,163	913,749
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2050	75,244	69,554
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2056	8,891,595	8,124,762
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2056	945,176	863,662
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2056	330,465	301,965
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2030	519	512
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2035	237,886	231,596
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2041	72,831	69,520
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2041	68,258	64,951
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2044	1,127,478	1,073,938
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2044	19,737	18,633
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2044	3,724	3,515
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2045	296,473	279,078
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2045	271,684	255,644
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2045	5,822	5,484
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2046	201,618	190,225
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2046	80,560	75,628
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2046	18,653	17,584
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	372,406	347,039
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	158,815	147,853
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	42,395	39,507
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	33,083	30,530
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	3,928	3,660
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	3,216	2,997
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	713,201	662,168
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	97,330	90,365
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	58,534	54,346
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	37,789	35,085
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	18,089	16,795
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	13,336	12,381
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	12,288	11,408
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2049	1,796,580	1,664,657
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2049	48,703	45,127
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2050	347,775	321,477
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2050	304,183	282,132
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2050	75,354	69,750
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2051	1,297,968	1,201,441
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2051	193,075	177,993
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052	795,268	729,416
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052	290,053	266,669
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2053	5,010,021	4,610,823
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2053	4,021,533	3,692,300
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2053	2,981,282	2,748,391
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2056	6,800,849	6,214,327
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2056	180,463	164,899
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2034	116,803	114,631
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2041	312,591	298,235
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2042	610,267	578,619
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2042	237,598	225,974
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2042	13,548	12,838
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2044	17,694	16,688
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2044	11,698	11,056
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2044	10,162	9,580
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2044	2,362	2,229
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2045	30,662	28,862
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2046	70,400	66,148
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2046	10,577	9,982
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2046	9,467	8,893
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2047	314,480	293,059
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2047	208,453	194,254
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2047	114,061	106,184
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2048	1,363,395	1,265,837
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2048	873,148	810,669
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2048	631,208	586,042
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2048	230,339	213,857
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2048	105,480	97,932
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2048	70,573	65,523
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2048	30,837	28,314
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2048	9,587	8,802
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2049	81,133	75,175
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2050	615,212	568,114
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2050	196,351	181,503
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2053	6,704,559	6,191,292
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2056	4,677,660	4,274,247
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2030	14,084	13,882
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2032	445	444
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2033	125,961	123,689
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2034	10,759	10,559
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2038	2,445	2,331
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2042	18,726	17,832
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2044	30,265	28,602
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2044	16,649	15,708
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2044	7,217	6,796
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2044	4,562	4,304
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2045	8,629	8,105
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2045	7,908	7,436
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	1,104,206	1,037,155
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	197,365	186,191
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	86,715	81,271
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	24,635	23,212
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	10,286	9,664
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	4,114	3,865
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	257	254
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	702,956	654,413
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	266,149	247,770
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2048	1,657,182	1,538,602
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2048	632,784	587,505
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2048	347,813	322,925
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2048	222,603	206,675
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2048	29,567	27,451
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2048	11,385	10,570
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2049	4,536,684	4,212,061
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2049	257,321	238,426
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2049	92,639	85,923
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2049	73,604	68,199
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2049	39,422	36,527
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2052	4,897,275	4,510,121
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2052	253,197	232,785
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2052	20,268	18,691
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2027	34	33
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2037	73,886	71,471
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	110,221	105,524
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	24,330	23,323
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2040	174,209	166,380
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2041	35,413	33,780
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2041	33,112	31,519
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2041	6,258	5,962
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2041	3,158	3,010
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2042	418,833	398,226
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043	22,873	21,638
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043	16,025	15,159
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043	9,084	8,577
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043	1,678	1,589
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043	1,538	1,455
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2044	129,019	121,606
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2044	48,641	45,913
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2044	20,090	18,945
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2044	14,329	13,633
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2044	12,275	11,590
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2044	11,848	11,170
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2044	11,526	10,991
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2044	11,121	10,497
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2044	5,514	5,198
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2044	4,964	4,676
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2044	3,237	3,096
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2044	1,868	1,762
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2044	1,545	1,457
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	221,085	208,950
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	93,372	87,755
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	76,212	71,715
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	24,577	23,096
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	16,086	15,164
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	14,727	13,892
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	9,900	9,297
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	9,522	8,957
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	8,321	7,828
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	3,092	2,912
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	3,006	2,897
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2046	202,431	190,878
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2046	5,028	4,692
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2046	4,386	4,130
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2047	584,389	544,034
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2047	55,085	51,281
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2047	4,928	4,588
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2048	229,401	212,986
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2048	101,682	93,361
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2048	98,616	91,560
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2048	69,907	64,904
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2048	31,121	28,894
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2049	1,143,589	1,058,543
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2050	2,568,213	2,374,011
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2050	50,622	46,794
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2052	4,445,555	4,119,118
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2052	2,534,717	2,328,236
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2052	1,502,504	1,380,906
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2052	884,225	812,664
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2052	758,476	697,092
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2052	668,404	615,354
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	119,366	114,527
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	19,435	18,445
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	15,070	14,478
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	12,203	11,731
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	5,814	5,564
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	1,212	1,164
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2040	2,140	2,041
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2040	1,913	1,827
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	516,695	493,363
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	210,087	200,477
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	198,131	188,573
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	29,085	27,657
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	26,093	24,913
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	25,981	24,758
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	17,857	16,972
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	8,568	8,156
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	7,366	7,016
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	4,809	4,578
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	4,036	3,877
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	1,272	1,211
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2043	148,276	140,411
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2043	131,240	124,258
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2043	65,183	61,637
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2044	993,684	937,104
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2044	379,684	357,947
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2044	364,836	343,902
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2044	24,439	23,056
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2044	22,619	21,389
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2044	12,248	11,546
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2044	2,697	2,542
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2044	1,989	1,865
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2045	97,624	91,724
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2045	53,441	50,250
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2045	23,721	22,310
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2045	21,074	19,792
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2045	9,065	8,521
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2045	8,462	7,959
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2045	7,429	6,989
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2045	4,024	3,787
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	468,769	441,192
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	230,100	215,001
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	6,163,294	5,722,280
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	216,398	200,914
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	167,102	155,145
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	150,500	139,731
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	30,945	28,701
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	27,445	25,481
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	14,337	13,312
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	10,201	9,471
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	7,429	6,898
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	2,997	2,782
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2049	3,532,070	3,272,710
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2049	2,785,989	2,584,026
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2049	130,927	121,190
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2049	96,361	89,195
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2050	2,126,869	1,970,693
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2050	7,532	6,979
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2052	2,733,504	2,512,282
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2052	1,427,921	1,312,359
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2052	826,920	759,997
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2053	2,697,003	2,481,263
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2041	32,406	31,673
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2041	10,397	10,170
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2041	6,497	6,345
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2042	7,782	7,582
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2043	705,211	688,731
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2044	34,394	33,452
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2044	29,267	28,452
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2044	18,282	17,759
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2044	2,615	2,540
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2045	6,015	5,831
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2046	4,769	4,589
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2047	263,536	252,920
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2047	22,279	21,410
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2047	6,829	6,554
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	66,175	63,199
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	3,292	3,157
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2049	1,077,439	1,025,956
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2049	24,286	23,148
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2050	1,606,088	1,530,851
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2053	567,843	537,871
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2053	530,403	502,407
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2054	85,944	81,273
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2055	565,141	531,991
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2029	679	675
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2035	670	660
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	32,758	32,136
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2040	20,015	19,566
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2040	16,515	16,178
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2040	14,290	13,979
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2040	1,244	1,216
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2041	14,324	14,000
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2041	1,265	1,231
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2041	506	492
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2043	47,319	45,967
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2043	3,769	3,664
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2043	3,019	2,934
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2043	2,771	2,694
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2044	29,344	28,666
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2044	23,700	22,964
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2044	21,154	20,587
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2044	15,004	14,563
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2045	382,271	373,499
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2045	2,649	2,551
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2046	34,140	32,765
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2046	20,789	19,951
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2046	18,957	18,217
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2047	75,202	71,914
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2047	41,186	39,386
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2047	37,316	35,696
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2047	10,575	10,116
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	936,996	893,981
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	736,665	702,846
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	711,635	678,299
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	123,021	117,258
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	55,568	52,965
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	23,925	22,804
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2050	4,804,820	4,579,738
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2050	161,020	153,025
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2052	359,914	341,029
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2052	180,731	171,248
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2052	36,571	34,652
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2052	31,177	29,481
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2053	30,514	28,856
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2054	901,324	849,525
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2054	885,522	834,880
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2054	379,069	357,284
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2054	269,772	254,268
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2054	69,360	65,404
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2029	486	483
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	82,282	80,384
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	38,337	37,484
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	29,948	29,268
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	29,096	28,360
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	3,477	3,390
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	3,296	3,223
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	1,624	1,586
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2043	67,304	65,402
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2043	10,238	9,939
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	21,172	20,517
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	20,070	19,521
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	11,294	10,944
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	9,236	8,948
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	861	836
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2045	39,180	37,699
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2046	131,257	125,969
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2047	112,500	107,581
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	1,663,593	1,587,741
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	661,621	630,627
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	376,998	359,337
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	364,024	346,971
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	229,285	218,297
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	214,706	204,648
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	188,613	179,777
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	106,592	101,599
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	31,376	29,946
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	28,286	26,987
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	12,707	12,112
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	4,974	4,751
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	3,147	3,000
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2052	403,847	382,657
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2052	280,557	265,749
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2054	3,333,217	3,144,781
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2054	983,788	926,973
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2054	914,218	861,392
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2054	311,432	294,021
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2035	310	306
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2039	134,484	131,750
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	18,134,694	17,718,528
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	7,517	7,342
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	5,108	4,990
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2041	3,089	3,011
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2043	6,609	6,436
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	20,862	20,204
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	15,487	15,012
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	12,553	12,164
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	7,429	7,194
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	3,856	3,756
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	3,675	3,562
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2045	38,823	37,356
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2046	35,676	34,239
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2046	9,577	9,191
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2046	9,218	8,847
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	365,672	348,542
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	160,970	153,430
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	84,759	80,789
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	55,071	52,491
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	25,382	24,169
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	16,953	16,159
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	2,373	2,262
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2050	538,167	511,611
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2050	50,607	48,078
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2052	2,387,396	2,262,130
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2053	71,021	67,162
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2054	816,212	769,487
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2054	403,175	380,118
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2054	25,026	23,550
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2040	12,540	12,262
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2040	5,252	5,136
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	50,123	49,029
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	37,705	36,860
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	9,332	9,093
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	5,564	5,439
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	4,704	4,599
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2042	57,386	55,913
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2042	35,876	34,921
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2044	1,193,138	1,160,767
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2044	967,278	941,027
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2044	818,220	796,339
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2044	770,889	749,585
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2044	718,484	699,383
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2044	539,356	525,251
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2044	364,247	354,252
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2044	126,368	123,210
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2044	125,496	122,324
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2044	99,443	96,961
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2044	93,215	90,603
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2044	77,587	75,448
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2044	53,864	52,455
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2044	33,518	32,525
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2044	27,133	26,369
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2044	26,433	25,687
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2044	20,732	20,132
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2044	5,950	5,774
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2045	20,553	19,900
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	980,318	951,854
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	100,766	96,581
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	91,029	87,248
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	39,363	37,728
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	11,882	11,388
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	9,865	9,456
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	76,731	73,281
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	58,433	55,805
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	3,080,938	2,939,499
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	4,325	4,118
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2050	617,517	587,046
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2053	3,095,776	2,932,373
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2053	1,737,534	1,645,279
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2055	12,228,568	11,556,362
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2055	338,342	318,707
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2056	398,501	374,478
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2035	734	723
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2040	44,322	43,291
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2040	9,067	8,866
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2040	2,360	2,309
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	74,155	72,416
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	12,367	12,086
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	9,145	8,931
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	8,485	8,289
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	5,838	5,727
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	2,931	2,857
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	2,204	2,149
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2044	36,775	35,726
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2044	30,072	29,212
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2044	25,968	25,215
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2044	19,831	19,281
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2044	18,281	17,751
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2044	7,478	7,284
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	219,856	213,633
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	188,471	184,267
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	2,205	2,123
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	1,459	1,404
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	106,128	101,720
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	2,205	2,116
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2048	65,646	62,694
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2048	4,522	4,319
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2049	1,157,039	1,101,029
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2049	718,736	683,944
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2049	262,416	249,877
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2049	220,475	209,940
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2049	28,051	26,763
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2050	203,017	192,999
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2050	120,637	114,985
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2053	702,463	665,385
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2053	225,113	213,161
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2054	687,710	650,767
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2035	1,268	1,248
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2035	546	542
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2035	472	465
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2040	97,166	95,058
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2040	8,480	8,296
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2040	2,069	2,022
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2040	499	488
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	285,363	278,560
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	12,330	12,054
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	4,440	4,328
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	52,449	50,958
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	18,998	18,514
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	15,536	15,092
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	13,294	12,927
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	2,155	2,093
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	1,808	1,755
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2045	6,185	5,991
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	56,563	54,214
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	9,670	9,269
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	77,482	73,998
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	66,490	63,500
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	3,652	3,465
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2049	517,691	492,630
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2049	441,760	421,065
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2050	179,050	170,215
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2053	810,871	767,818
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2053	334,519	317,594
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2053	192,885	183,005
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2053	25,059	23,728
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2054	2,608,488	2,459,393
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2054	539,038	508,228
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2054	421,928	397,812
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2056	11,264,387	10,585,341
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2035	737	728
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	13,565	13,303
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2040	72,553	71,024
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2040	15,980	15,658
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2041	96,589	94,213
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2044	104,604	101,570
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2044	31,024	30,128
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2044	27,406	26,623
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2044	13,920	13,520
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2044	7,081	6,883
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2044	6,497	6,298
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2044	2,726	2,647
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2045	20,412	19,660
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2046	10,394	9,989
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2046	4,387	4,260
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	29,265	28,050
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	2,376	2,277
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2048	99,234	94,678
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2048	15,851	15,123
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2048	9,323	8,895
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2048	5,135	4,899
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2049	609,696	581,707
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2049	48,286	45,949
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2050	946,943	900,216
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2053	764,663	724,063
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2053	689,783	655,099
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2053	616,163	584,218
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2053	336,974	319,398
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2053	284,982	269,423
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2028	79	78
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039	2,132,248	2,088,647
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039	2,356	2,309
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2040	825	807
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2042	14,869	14,476
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2044	8,414	8,171
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2045	24,382	23,675
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2045	1,486	1,435
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2045	1,087	1,052
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	16,128	15,458
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	13,591	13,026
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	7,263	6,948
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2048	418,527	399,314
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2048	395,231	375,382
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2048	283,837	270,807
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2048	88,180	84,131
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2048	62,852	60,026
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2048	16,148	15,319
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2048	10,785	10,297
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2048	8,075	7,667
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2048	5,883	5,631
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2048	4,416	4,213
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2049	2,424,405	2,306,136
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2049	70,411	67,003
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2049	10,267	9,770
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2053	669,304	633,767
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2053	177,537	168,111
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2056	9,393,717	8,883,214
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2056	6,122,908	5,795,899
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2056	2,527,707	2,395,078
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2056	1,381,944	1,310,729
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2056	655,283	622,743
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2031	31,026	30,765
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2031	16,971	16,815
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2031	11,941	11,832
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2035	295	291
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2038	1,676,887	1,643,645
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	360,111	352,754
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	140,082	137,100
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	9,984	9,785
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	9,303	9,103
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	9,220	9,015
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	4,217	4,127
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	3,495	3,424
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	2,150	2,107
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	1,338	1,310
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	819	800
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	808	792
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	390	385
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2040	2,520,737	2,463,678
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2040	11,827	11,560
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2040	7,544	7,375
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2040	3,925	3,846
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2040	1,433	1,399
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2040	882	862
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2041	21,960	21,474
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2041	564	551
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2044	7,232	7,023
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2044	6,185	6,006
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2044	3,139	3,041
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2045	16,292	15,691
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	80,162	76,658
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	46,183	44,264
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	1,566,528	1,496,081
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	568,778	541,032
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	187,488	178,880
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	158,757	151,469
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	69,140	65,966
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	6,697	6,390
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	2,248	2,145
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2049	96,718	92,036
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2052	818,361	776,445
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2052	409,106	388,152
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2052	33,736	31,932
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2053	681,143	644,765
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2053	564,762	536,011
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2053	395,588	374,584
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2053	116,990	110,778
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2027	299	298
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2035	1,365	1,344
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	124,563	121,906
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	121,409	118,780
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	14,165	13,843
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	13,181	12,898
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	11,116	10,912
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	10,488	10,277
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	8,525	8,351
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	5,740	5,617
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	4,799	4,709
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	3,148	3,080
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	2,310	2,276
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	346,876	339,295
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	292,116	285,671
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	26,013	25,418
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	22,200	21,716
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	17,122	16,777
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	6,854	6,725
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	1,038	1,014
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	64,195	62,730
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	13,882	13,533
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	9,768	9,539
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	9,091	8,875
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	2,672	2,602
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	28,892	28,048
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	28,366	27,502
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	25,710	24,969
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	11,580	11,248
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	6,408	6,220
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2046	544,303	528,786
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2046	230,993	221,977
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2046	5,980	5,748
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2046	4,827	4,633
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2048	156,565	149,378
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2048	142,697	136,146
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2048	11,656	11,121
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2048	3,873	3,696
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2052	31,031	29,480
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2053	1,492,841	1,413,112
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2053	71,345	67,535
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2029	1,319	1,312
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	28,114	27,747
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	884	871
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2039	226,777	222,220
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2039	1,661	1,627
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	114,826	112,242
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	8,464	8,277
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	1,246	1,218
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2043	24,914	24,264
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2043	15,378	14,953
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2044	2,275	2,233
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2045	1,135	1,099
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2046	17,033	16,347
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	21,464	20,526
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	9,944	9,546
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	4,799	4,604
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2048	281,814	268,876
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2048	166,544	158,899
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2048	7,560	7,213
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2050	222,572	212,145
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2050	183,172	174,763
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2050	155,237	147,528
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2050	134,661	127,974
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2052	365,179	346,475
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2054	57,734	54,416
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2037	4,319	4,306
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2038	5,625	5,604
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2040	7,147	7,106
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2041	14,459	14,372
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2044	23,593	23,376
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2044	22,494	22,293
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2044	18,617	18,449
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2044	13,900	13,792
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2044	12,346	12,237
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2044	10,509	10,415
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2044	4,586	4,564
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2049	85,395	84,002
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2053	671,571	654,742
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2054	3,904,710	3,793,440
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2035	94,761	94,494
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2035	302	301
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2041	61,589	61,187
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2043	14,508	14,396
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2044	24,708	24,470
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2045	76,005	75,536
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2047	28,780	28,374
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2048	6,117,976	6,100,553
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2049	67,389	66,206
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2050	782,096	768,852
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	550,778	534,979
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	322,860	314,769
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	291,671	283,359
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	198,726	193,746
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2053	5,349,919	5,212,513
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2055	135,361	130,827
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2033	142,796	142,438
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2034	43,999	43,875
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2035	15,767	15,714
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2036	454	453
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2039	53,972	53,727
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2039	2,360	2,351
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2040	25,110	24,959
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2043	76,165	75,498
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2044	51,783	51,448
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2044	5,213	5,200
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2048	57,800	56,857
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2049	276,050	271,203
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2049	122,947	120,941
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2049	13,442	13,223
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	19,653,595	19,161,100
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	312,253	304,408
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2053	260,340	252,921
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2054	917,850	889,973
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2054	164,460	159,722
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2029	6,556	6,559
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2039	12,743	12,668
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2039	5,501	5,467
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2043	38,594	38,411
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2043	20,524	20,369
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2044	3,317	3,286
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2048	299,721	294,833
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2049	368,639	362,166
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2049	49,684	48,873
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	2,137,265	2,075,961
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	397,180	387,227
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	351,285	342,164
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	299,416	291,557
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2054	225,274	218,432
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2055	11,937,093	11,695,326
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2032	70,035	70,058
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2036	427	426
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2037	136,792	136,391
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2038	7,504	7,482
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2038	660	656
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2038	590	588
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2040	3,212	3,193
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2041	965	959
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2045	3,105	3,087
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2047	13,448	13,288
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2049	984,181	968,130
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2049	456,310	447,699
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2049	169,642	166,876
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2049	51,485	50,855
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2053	2,370,994	2,302,096
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2053	919,927	896,300
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2053	187,267	182,516
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2053	148,804	144,857
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2053	119,612	116,540
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2053	74,243	72,360
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2054	2,540,409	2,464,841
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2055	17,587,607	17,053,448
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2056	16,401,644	15,852,250
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2056	394,628	381,163
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2056	153,419	148,216
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2030	15,071	15,077
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2035	387	386
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2036	411	410
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2037	516	514
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2038	9,496	9,459
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2038	5,488	5,461
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2038	558	556
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2038	531	528
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2039	402	400
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2040	8,583	8,533
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2041	24,346	24,176
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2041	1,987	1,974
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2042	17,288	17,158
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2044	22,807	22,614
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2044	13,865	13,747
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2044	10,844	10,742
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2044	3,334	3,304
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2049	182,175	179,204
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2049	113,211	111,506
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2053	560,700	546,299
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2053	25,985	25,318
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2054	168,965	163,886
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2035	92,300	92,020
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2035	27,356	27,271
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2035	11,061	11,025
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2038	9,067	9,024
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2039	1,142	1,138
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2040	87,819	87,293
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2040	26,258	26,105
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2040	2,657	2,640
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	1,999,801	1,991,461
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	105,029	104,339
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	49,575	49,279
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	47,868	47,566
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	34,348	34,114
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	27,610	27,429
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	27,359	27,189
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	9,081	9,024
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2042	420,269	417,435
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2044	14,330	14,197
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2047	27,825	27,450
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2047	12,319	12,153
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2048	157,550	154,576
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2049	27,772	27,302
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2050	164,586	162,210
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2053	10,489,394	10,219,986
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2054	207,470	201,687
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2055	43,336	41,979
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2056	31,055,081	29,995,441
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2056	628,056	606,696
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2030	1,680	1,680
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2035	529	527
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2036	6,551	6,529
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2038	2,908	2,895
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2038	613	609
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2039	907,090	906,425
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2039	17,520	17,434
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2039	2,708	2,695
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2040	6,860	6,819
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2040	6,292	6,254
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2040	1,775	1,764
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2040	827	822
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2041	44,495	44,205
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2041	13,205	13,118
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2041	1,113	1,106
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2042	4,026	4,000
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2042	3,422	3,401
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2047	9,457	9,329
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2048	61,379	60,550
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2048	25,156	24,777
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2053	7,168,567	6,977,394
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2053	791,393	771,067
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2053	757,737	739,459
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2053	690,825	672,499
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2053	674,370	658,735
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2053	554,058	539,827
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2053	401,040	390,740
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2053	125,912	122,678
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2053	119,793	116,716
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2054	8,207,227	7,960,527
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2055	5,155,219	4,985,116
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2056	28,718,126	28,043,356
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2056	18,695,738	18,057,815
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2056	746,424	720,955
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2035	7,426	7,405
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2035	2,321	2,314
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2036	2,945	2,935
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2037	1,097	1,093
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2038	2,051	2,042
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2038	917	912
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	170,581	170,134
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	9,166	9,125
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	3,868	3,856
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2040	15,962	15,863
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2040	1,866	1,855
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2040	239	238
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	4,424,561	4,406,109
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	96,709	96,035
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	31,835	31,642
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	29,753	29,541
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	2,328	2,311
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2044	7,827	7,775
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2048	330,386	325,411
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2048	88,793	87,095
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2048	2,821	2,767
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2052	1,220,644	1,195,015
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2053	554,001	539,772
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2054	25,433	24,602
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2055	5,917,948	5,727,116
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2056	17,289,147	16,699,219
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2030	11,726	11,730
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2033	320	319
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2034	274,431	273,669
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2034	9,699	9,672
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2035	186,937	186,426
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2035	110,415	110,091
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2037	8,462	8,440
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2037	2,672	2,664
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2039	9,322	9,266
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2039	1,853	1,844
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2040	1,377	1,368
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2040	884	880
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2040	864	858
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2041	4,999,501	4,978,651
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2041	33,920	33,714
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2041	18,249	18,134
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2044	13,976	13,924
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2047	28,576	28,172
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2047	16,938	16,699
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2048	151,632	148,771
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2052	5,050,296	4,942,681
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2053	6,772,199	6,594,030
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2054	633,649	613,315
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2055	2,856,746	2,762,841
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2056	9,983,418	9,642,771
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2030	3,823	3,824
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2030	646	646
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2033	26,088	26,024
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2035	557	555
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2035	326	325
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2039	11,387	11,328
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2040	1,609	1,600
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2040	1,238	1,230
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2041	14,000,005	13,941,620
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2041	19,619	19,520
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2041	14,453	14,360
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2043	30,676	30,443
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2044	12,788	12,680
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2047	72,258	71,238
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2047	21,893	21,584
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2048	864,485	851,197
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2048	42,735	41,929
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2049	309,678	304,627
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2049	22,012	21,626
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2053	11,222,049	11,000,455
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2054	743,997	721,401
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2055	8,050,602	7,783,452
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2056	1,991,929	1,923,962
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2035	17,515	17,469
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2041	14,407	14,311
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2041	13,002	12,916
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2043	162,969	161,689
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2043	956	949
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2044	1,365	1,355
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2048	80,812	79,570
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2048	18,782	18,499
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2048	2,563	2,500
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	115,711	112,435
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	69,087	67,068
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	32,351	31,409
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	17,013	16,598
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2053	3,018,150	2,938,746
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2055	4,118,533	3,980,578
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2034	537	542
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2037	5,808	5,876
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2037	3,791	3,838
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2037	2,914	2,951
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2038	7,559	7,646
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2038	6,722	6,800
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2038	3,808	3,852
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2038	1,684	1,704
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2039	3,083	3,118
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2039	2,444	2,472
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2040	32,326	32,712
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2040	4,117	4,165
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2041	71,668	72,492
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2049	287,505	292,671
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2049	108,618	109,978
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2053	876,856	875,896
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2053	715,546	714,289
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2054	1,777,599	1,771,208
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2055	60,129	59,627
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2035	3,114	3,151
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2035	912	922
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2035	161	161
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2036	1,484	1,502
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2037	13,996	14,157
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2052	8,532,985	8,534,304
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	15,872,577	15,914,713
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	1,378,849	1,374,323
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	691,489	689,219
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	102,411	102,075
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	100,985	100,653
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054	735,166	729,490
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054	453,482	450,111
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2055	1,506,172	1,493,226
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2033	7,016	7,087
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2033	1,771	1,789
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2035	1,075	1,087
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2036	138,987	140,595
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2036	86,191	87,171
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2036	38,680	39,117
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2036	4,719	4,775
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2036	1,835	1,856
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2036	158	159
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2036	141	142
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2038	90,987	92,026
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2039	8,538	8,638
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2052	660,491	660,387
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2053	775,359	772,571
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2054	4,364,027	4,342,882
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2054	125,488	124,582
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2055	195,395	193,704
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2034	1,635	1,654
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2035	49,458	50,017
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2035	30,554	30,903
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2035	10,684	10,807
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2035	1,906	1,928
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2035	764	773
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2036	71,627	72,498
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2037	11,761	11,896
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2037	3,963	4,012
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2037	877	886
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2038	4,147	4,195
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2038	1,090	1,102
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2039	34,160	34,548
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2039	27,649	27,962
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2039	14,520	14,685
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2041	15,011	15,182
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2041	14,084	14,246
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2048	14,175	14,429
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2053	1,944,457	1,939,289
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2053	1,562,564	1,556,946
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2054	57,776	57,388
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2055	767,776	760,937
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2033	2,463	2,486
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2034	93,838	94,818
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2034	3,136	3,169
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2035	38,098	38,538
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2035	22,861	23,125
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2035	12,878	13,025
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2035	8,782	8,880
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2037	33,624	34,034
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2037	6,466	6,545
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2037	5,733	5,803
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2038	23,788	24,063
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2038	21,606	21,853
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2038	5,422	5,484
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2038	4,451	4,502
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2039	118,256	119,594
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2041	5,467	5,530
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2042	63,008	63,716
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2042	60,572	61,267
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2042	18,216	18,420
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2042	18,023	18,248
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2042	2,711	2,742
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2049	288,865	294,055
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2053	2,064,742	2,062,481
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2055	3,786,722	3,754,174
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2055	23,590	23,431
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2056	21,929,887	21,768,803
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2056	19,762,688	19,771,919
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2035	4,726	4,779
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2036	4,033	4,080
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2038	158,145	160,100
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2038	4,868	4,924
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2038	4,117	4,164
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2039	16,699	16,888
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2040	41,685	42,143
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2053	23,217,705	23,228,550
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2054	227,284	226,111
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2055	2,223,441	2,206,553
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2031	1,152	1,156
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2033	775	783
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2034	63,530	64,221
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2034	3,229	3,263
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2036	9,173	9,280
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2037	572	578
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2038	3,927	3,972
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2039	55,825	56,474
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2040	20,112	20,340
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2053	783,968	782,325
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2054	685,564	682,028
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2055	940,307	932,813
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2033	22,980	23,207
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2033	8,911	9,000
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2034	18,740	18,937
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2034	4,706	4,752
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2035	191,824	194,084
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2036	10,813	10,939
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2037	18,106	18,327
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2038	31,322	31,681
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2038	14,626	14,808
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2038	4,933	4,990
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2038	4,720	4,774
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2038	2,952	2,987
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2038	1,555	1,573
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2039	28,054	28,374
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2040	144,577	146,249
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2040	56,907	57,559
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2041	6,629	6,704
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2044	306,440	310,076
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2044	16,123	16,312
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2044	15,667	15,844
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2054	14,403,097	14,328,807
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2054	8,019,857	7,959,945
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2055	554,361	549,943
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2056	12,890,931	12,941,265
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2056	10,424,107	10,380,113
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2027	2,187	2,189
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2033	26,137	26,398
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2033	24,260	24,504
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2033	9,042	9,124
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2036	830	840
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2037	12,926	13,073
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2038	39,905	40,353
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2038	10,596	10,727
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2038	9,544	9,654
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2038	2,378	2,405
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2038	1,987	2,010
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2040	26,860	27,165
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2040	7,140	7,223
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2040	3,952	3,998
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2040	1,827	1,848
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2041	13,920	14,081
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2041	13,835	13,993
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2048	3,565	3,629
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2049	5,369	5,458
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	1,310,658	1,307,175
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	414,736	414,152
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	388,512	387,480
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	301,461	300,462
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	59,573	59,199
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	5,784,320	5,754,486
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2055	17,621,815	17,475,855
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2055	863,162	856,282
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2055	371,636	368,558
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2055	147,891	146,712
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2033	12,145	12,271
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2033	6,153	6,216
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2033	4,513	4,559
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2033	3,233	3,265
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2034	189,617	191,712
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2035	63,976	64,741
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2036	17,423	17,624
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2037	4,261	4,311
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2037	2,888	2,923
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2037	1,588	1,606
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2037	1,535	1,553
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2037	1,258	1,272
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2038	2,211	2,236
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2038	2,075	2,099
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2039	9,908	10,023
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2039	7,050	7,131
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2039	1,722	1,741
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2041	15,522	15,700
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	7,891,439	7,912,388
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	1,923,503	1,921,997
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	1,188,969	1,185,809
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	395,481	394,430
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	171,949	171,868
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	121,963	121,199
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	82,421	82,202
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	65,766	65,592
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	19,316	19,265
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2054	4,099,653	4,101,568
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2055	5,400,198	5,355,469
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2055	1,497,270	1,484,868
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2055	790,811	784,261
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2055	169,941	168,526
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2056	14,301,136	14,343,569
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2029	9,178	9,250
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2037	18,024	18,235
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2037	3,366	3,405
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2037	3,212	3,250
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2037	2,820	2,854
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2039	27,417	27,726
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2039	2,368	2,395
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2040	13,706	13,864
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	14,612,041	14,573,204
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	6,001,395	5,985,444
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	2,068,217	2,062,720
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	816,717	814,547
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	616,563	614,924
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	43,641	43,354
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	25,495	25,402
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2055	1,429,204	1,417,366
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2055	437,444	434,231
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2034	4,911	4,966
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2036	49,332	49,838
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2037	29,411	29,776
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2037	10,237	10,356
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2037	4,497	4,553
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2038	4,588	4,640
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2039	102,495	103,651
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2040	34,107	34,490
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2041	226,643	229,262
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2041	79,586	80,489
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2041	15,124	15,296
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2053	1,995,208	1,988,658
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2053	906,173	903,198
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2053	784,813	782,727
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2053	553,304	552,170
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2053	401,265	399,947
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2053	363,106	362,141
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2053	142,356	141,978
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2053	121,322	120,851
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2053	108,082	107,794
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2053	72,307	72,114
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2053	66,369	66,151
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2035	236	241
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2040	7,239	7,426
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2053	2,719,835	2,771,460
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2055	751,612	761,804
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2055	134,850	137,905
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2055	60,562	61,977
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2033	87,794	89,417
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2036	124	126
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2036	41	40
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2038	56,735	58,177
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2038	1,438	1,475
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2038	217	223
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2038	156	159
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2053	5,450,951	5,535,677
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2053	1,272,475	1,312,487
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2054	184,330	186,791
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2032	90,400	91,956
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2032	15,100	15,360
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	31,060	31,677
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2036	23,069	23,636
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2036	204	209
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2037	880	903
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2038	37,153	38,130
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2038	25,425	26,080
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	11,662,408	11,843,681
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	3,796,843	3,855,859
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2038	31,154	31,945
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2038	357	367
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2052	10,553,646	10,795,189
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2053	11,561,744	11,741,453
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2054	7,031,528	7,169,936
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2054	2,126,932	2,155,339
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2054	40,826	41,359
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2034	44,261	45,123
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2037	43,880	44,938
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2037	30,997	31,759
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2037	1,931	1,977
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2038	14,464	14,827
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2039	1,911	1,961
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2053	586,956	596,156
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	953,389	965,705
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	53,447	54,859
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	51,855	53,216
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	50,489	51,778
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2034	17,008	17,336
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2037	3,630	3,715
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2038	12,459	12,791
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2054	6,069,970	6,217,904
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2055	1,889,680	1,914,328
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2055	749,536	759,312
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2035	107,390	109,750
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2035	104,964	107,163
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2036	25,798	26,414
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2036	383	392
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2039	3,103	3,184
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2040	46,767	47,972
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2040	20,520	21,046
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2053	224,341	227,797
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2054	2,358,131	2,391,248
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2055	126,634	128,241
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2056	16,521,554	16,824,822
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2041	13,949	14,302
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2053	3,579,902	3,643,377
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2055	11,765,564	12,026,571
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	43,701	44,462
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2037	14,485	14,864
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2040	26,516	27,205
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2040	25,677	26,341
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2040	344	353
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	4,096,977	4,146,447
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2055	131,290	134,777
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2056	22,666,301	23,319,648
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2056	9,880,756	10,025,845
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2037	5,451	5,591
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2038	16,882	17,321
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2038	1,897	1,945
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2039	5,165,078	5,288,420
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2041	57,485	58,965
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053	7,487,513	7,608,574
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053	2,195,546	2,251,799
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	1,963,124	2,015,876
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	11,118,366	11,347,644
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	123,336	126,574
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	52,007	53,334
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2036	130	132
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2039	2,907	2,983
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2053	2,946,359	2,990,775
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2054	2,894,388	2,973,973
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2054	770,948	781,485
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2054	712,866	722,409
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2055	13,274,457	13,522,270
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2055	10,980,557	11,237,876
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2036	62,875	64,376
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2036	521	534
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2037	27,427	28,081
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2037	13,899	14,250
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2038	26,373	27,032
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2039	43,926	45,038
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2039	16,590	17,019
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2039	14,156	14,527
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	6,663,127	6,757,137
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	30,374	31,293
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2055	6,599,999	6,679,794
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2033	3,358	3,462
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2036	12,065	12,437
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2037	3,869	4,013
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2053	254,864	263,748
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2053	59,873	62,078
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2054	474,513	489,696
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2056	653,980	679,299
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2056	591,289	613,950
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2056	582,045	603,087
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2056	486,957	503,991
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2056	477,372	496,301
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2027	2,021	2,028
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2032	3,099	3,194
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2035	2,233	2,302
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2036	10,718	11,108
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2037	100,517	104,152
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2037	1,865	1,935
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2037	1,404	1,458
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2038	1,915	1,991
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2038	348	362
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2039	36,920	38,317
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2039	15,302	15,852
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2039	5,026	5,218
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2039	951	987
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2053	2,354,449	2,430,960
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2028	235	242
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2037	25,272	26,239
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2053	241,147	248,913
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2032	11,685	12,046
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2032	753	776
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2034	15,633	16,116
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2036	1,789	1,853
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2037	9,761	10,124
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2037	3,363	3,490
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2037	279	289
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2037	154	159
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2053	12,028,122	12,424,255
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2053	220,272	227,905
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2054	137,541	143,098
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2055	851,340	880,934
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2037	713	740
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2039	629	653
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2053	515,921	534,928
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2053	331,983	343,031
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2053	32,395	33,627
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2055	494,575	510,051
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2055	159,303	166,447
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2055	114,201	119,390
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2055	110,233	114,920
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2056	4,785,849	4,955,729
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2056	1,481,892	1,534,494
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2056	481,417	499,453
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2035	667	688
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2037	1,582	1,642
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2055	4,422,837	4,561,242
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2055	606,686	625,387
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2035	3,713	3,840
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2053	610,138	629,994
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2054	227,294	234,457
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2056	436,313	452,087
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2031	652	672
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2038	2,732	2,834
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2039	3,138	3,257
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2055	1,570,498	1,619,643
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2056	2,150,479	2,227,477
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2035	20,124	20,752
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2035	12,544	12,932
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2036	2,156	2,234
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2040	472	489
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2055	182,471	190,933
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2055	26,361	27,211
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	9,573	9,869
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	6,702	6,909
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	18,889	19,473
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	18,348	18,915
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	7,335	7,566
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	596	614
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2036	2,795	2,900
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2036	419	432
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2053	342,508	356,796
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	5,669,512	5,955,448
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	4,431,280	4,635,033
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2031	1,073	1,106
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2032	1,014	1,045
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2032	793	817
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	52,361	53,979
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2037	1,626	1,689
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2037	776	805
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2054	613,623	632,825
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2055	1,734,058	1,796,044
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2032	10,379	10,700
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2032	1,180	1,216
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2036	11,322	11,723
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2036	449	463
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2037	83	85
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2038	3,311	3,414
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	249,376	257,916
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2054	153,927	160,245
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	142,999	149,770
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	17,530,085	18,409,504
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	1,054,914	1,114,922
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	1,046,419	1,101,108
Federal Home Loan Bank 5% 1/1/2056	35,433,044	34,534,061
Freddie Mac 5.5% 1/1/2055	1,829,033	1,815,370
Freddie Mac Gold Pool 1.5% 1/1/2037	2,420,565	2,142,364
Freddie Mac Gold Pool 1.5% 1/1/2051	96,099	72,034
Freddie Mac Gold Pool 1.5% 1/1/2052	780,902	585,105
Freddie Mac Gold Pool 1.5% 1/1/2052	733,232	549,388
Freddie Mac Gold Pool 1.5% 10/1/2036	1,343,485	1,189,075
Freddie Mac Gold Pool 1.5% 10/1/2036	733,879	649,533
Freddie Mac Gold Pool 1.5% 10/1/2036	585,889	518,552
Freddie Mac Gold Pool 1.5% 10/1/2036	308,381	272,938
Freddie Mac Gold Pool 1.5% 10/1/2036	190,063	168,219
Freddie Mac Gold Pool 1.5% 10/1/2036	95,399	84,434
Freddie Mac Gold Pool 1.5% 10/1/2041	4,838,983	4,014,242
Freddie Mac Gold Pool 1.5% 10/1/2051	8,716,242	6,530,803
Freddie Mac Gold Pool 1.5% 10/1/2051	2,635,388	1,974,612
Freddie Mac Gold Pool 1.5% 10/1/2051	124,104	93,026
Freddie Mac Gold Pool 1.5% 11/1/2035	216,055	192,303
Freddie Mac Gold Pool 1.5% 11/1/2036	10,814,691	9,571,733
Freddie Mac Gold Pool 1.5% 11/1/2037	1,293,930	1,144,205
Freddie Mac Gold Pool 1.5% 11/1/2040	4,349,728	3,646,808
Freddie Mac Gold Pool 1.5% 11/1/2051	7,968,320	5,970,409
Freddie Mac Gold Pool 1.5% 12/1/2050	13,597,113	10,192,133
Freddie Mac Gold Pool 1.5% 12/1/2051	7,180,413	5,380,055
Freddie Mac Gold Pool 1.5% 2/1/2037	178,412	157,768
Freddie Mac Gold Pool 1.5% 2/1/2042	3,087,622	2,575,953
Freddie Mac Gold Pool 1.5% 3/1/2037	942,364	833,320
Freddie Mac Gold Pool 1.5% 3/1/2052	2,683,421	2,010,602
Freddie Mac Gold Pool 1.5% 4/1/2052	2,979,766	2,232,644
Freddie Mac Gold Pool 1.5% 4/1/2052	1,402,534	1,050,874
Freddie Mac Gold Pool 1.5% 5/1/2036	2,401,353	2,132,114
Freddie Mac Gold Pool 1.5% 5/1/2051	282,986	212,121
Freddie Mac Gold Pool 1.5% 6/1/2036	681,350	604,106
Freddie Mac Gold Pool 1.5% 6/1/2051	164,866	123,581
Freddie Mac Gold Pool 1.5% 6/1/2051	164,462	123,277
Freddie Mac Gold Pool 1.5% 7/1/2036	11,766,270	10,432,329
Freddie Mac Gold Pool 1.5% 7/1/2041	12,521,509	10,428,198
Freddie Mac Gold Pool 1.5% 8/1/2035	182,078	162,232
Freddie Mac Gold Pool 1.5% 9/1/2051	836,230	626,561
Freddie Mac Gold Pool 2% 1/1/2029	10,707	10,476
Freddie Mac Gold Pool 2% 1/1/2032	42,986	40,717
Freddie Mac Gold Pool 2% 1/1/2036	2,031,302	1,848,722
Freddie Mac Gold Pool 2% 1/1/2036	858,189	779,712
Freddie Mac Gold Pool 2% 1/1/2051	193,425,175	152,899,662
Freddie Mac Gold Pool 2% 1/1/2051	13,125,136	10,371,119
Freddie Mac Gold Pool 2% 1/1/2051	9,963,335	7,875,865
Freddie Mac Gold Pool 2% 1/1/2051	6,783,566	5,360,186
Freddie Mac Gold Pool 2% 1/1/2051	3,031,362	2,406,666
Freddie Mac Gold Pool 2% 1/1/2051	2,110,019	1,675,191
Freddie Mac Gold Pool 2% 1/1/2052	5,667,862	4,529,952
Freddie Mac Gold Pool 2% 1/1/2052	1,780,241	1,422,831
Freddie Mac Gold Pool 2% 1/1/2052	125,821	99,067
Freddie Mac Gold Pool 2% 1/1/2052	103,245	80,646
Freddie Mac Gold Pool 2% 10/1/2036	492,671	445,617
Freddie Mac Gold Pool 2% 10/1/2036	335,161	303,465
Freddie Mac Gold Pool 2% 10/1/2036	313,685	283,725
Freddie Mac Gold Pool 2% 10/1/2050	3,426,009	2,710,349
Freddie Mac Gold Pool 2% 10/1/2050	58,354	46,165
Freddie Mac Gold Pool 2% 11/1/2035	8,409,802	7,640,764
Freddie Mac Gold Pool 2% 11/1/2035	5,729,291	5,223,278
Freddie Mac Gold Pool 2% 11/1/2035	80,918	73,518
Freddie Mac Gold Pool 2% 11/1/2035	78,303	71,143
Freddie Mac Gold Pool 2% 11/1/2036	3,586,112	3,243,610
Freddie Mac Gold Pool 2% 11/1/2050	8,274,779	6,541,087
Freddie Mac Gold Pool 2% 11/1/2050	4,067,894	3,215,608
Freddie Mac Gold Pool 2% 11/1/2050	3,258,026	2,575,420
Freddie Mac Gold Pool 2% 11/1/2050	1,791,234	1,436,095
Freddie Mac Gold Pool 2% 11/1/2050	1,627,865	1,286,802
Freddie Mac Gold Pool 2% 11/1/2050	1,291,037	1,020,545
Freddie Mac Gold Pool 2% 11/1/2050	196,243	155,127
Freddie Mac Gold Pool 2% 11/1/2051	17,710,051	13,966,320
Freddie Mac Gold Pool 2% 11/1/2051	17,685,374	13,924,753
Freddie Mac Gold Pool 2% 12/1/2035	93,321	84,787
Freddie Mac Gold Pool 2% 12/1/2036	225,905	204,188
Freddie Mac Gold Pool 2% 12/1/2040	4,575,947	3,935,649
Freddie Mac Gold Pool 2% 12/1/2050	8,704,189	6,880,529
Freddie Mac Gold Pool 2% 12/1/2050	27,234	21,528
Freddie Mac Gold Pool 2% 12/1/2051	21,917,145	17,455,303
Freddie Mac Gold Pool 2% 12/1/2051	2,519,460	2,011,278
Freddie Mac Gold Pool 2% 12/1/2051	824,994	644,411
Freddie Mac Gold Pool 2% 12/1/2051	272,911	214,879
Freddie Mac Gold Pool 2% 2/1/2028	13,138	12,928
Freddie Mac Gold Pool 2% 2/1/2036	9,420,452	8,547,219
Freddie Mac Gold Pool 2% 2/1/2036	81,759	74,461
Freddie Mac Gold Pool 2% 2/1/2051	5,760,961	4,552,152
Freddie Mac Gold Pool 2% 3/1/2028	18,146	17,839
Freddie Mac Gold Pool 2% 3/1/2036	1,018,546	924,132
Freddie Mac Gold Pool 2% 3/1/2037	2,226,550	2,012,679
Freddie Mac Gold Pool 2% 3/1/2051	43,727,577	34,552,321
Freddie Mac Gold Pool 2% 3/1/2051	7,409,149	5,861,450
Freddie Mac Gold Pool 2% 3/1/2052	20,619,903	16,106,408
Freddie Mac Gold Pool 2% 3/1/2052	11,604,461	9,231,173
Freddie Mac Gold Pool 2% 3/1/2052	3,575,276	2,834,023
Freddie Mac Gold Pool 2% 3/1/2052	78,495	61,730
Freddie Mac Gold Pool 2% 3/1/2052	36,688	28,680
Freddie Mac Gold Pool 2% 3/1/2052	25,735	20,448
Freddie Mac Gold Pool 2% 4/1/2036	30,601,768	27,765,125
Freddie Mac Gold Pool 2% 4/1/2037	5,432,620	4,911,215
Freddie Mac Gold Pool 2% 4/1/2042	17,737,863	15,269,104
Freddie Mac Gold Pool 2% 4/1/2052	8,171,448	6,477,281
Freddie Mac Gold Pool 2% 4/1/2052	4,326,285	3,436,086
Freddie Mac Gold Pool 2% 5/1/2028	16,978	16,659
Freddie Mac Gold Pool 2% 5/1/2035	13,999	12,807
Freddie Mac Gold Pool 2% 5/1/2051	20,914,407	16,512,914
Freddie Mac Gold Pool 2% 5/1/2051	1,162,074	908,797
Freddie Mac Gold Pool 2% 5/1/2051	589,572	472,128
Freddie Mac Gold Pool 2% 6/1/2028	12,615	12,367
Freddie Mac Gold Pool 2% 6/1/2050	66,429	52,552
Freddie Mac Gold Pool 2% 6/1/2051	4,902,544	3,901,431
Freddie Mac Gold Pool 2% 7/1/2038	4,091,643	3,698,940
Freddie Mac Gold Pool 2% 7/1/2051	23,400,226	18,570,649
Freddie Mac Gold Pool 2% 7/1/2051	10,363,935	8,173,101
Freddie Mac Gold Pool 2% 7/1/2051	3,102,888	2,446,968
Freddie Mac Gold Pool 2% 7/1/2051	2,444,327	1,961,230
Freddie Mac Gold Pool 2% 8/1/2031	39,481	37,460
Freddie Mac Gold Pool 2% 8/1/2036	771,040	701,737
Freddie Mac Gold Pool 2% 8/1/2037	149,519	135,145
Freddie Mac Gold Pool 2% 8/1/2050	4,118,392	3,286,414
Freddie Mac Gold Pool 2% 8/1/2050	1,754,875	1,388,299
Freddie Mac Gold Pool 2% 8/1/2051	2,975,934	2,326,391
Freddie Mac Gold Pool 2% 8/1/2051	825,998	651,391
Freddie Mac Gold Pool 2% 8/1/2051	680,025	537,974
Freddie Mac Gold Pool 2% 8/1/2051	177,692	140,130
Freddie Mac Gold Pool 2% 8/1/2051	20,315	15,881
Freddie Mac Gold Pool 2% 9/1/2035	20,469,034	18,616,425
Freddie Mac Gold Pool 2% 9/1/2041	51,300,540	43,893,359
Freddie Mac Gold Pool 2% 9/1/2050	18,839,927	14,904,451
Freddie Mac Gold Pool 2% 9/1/2050	11,361,948	8,988,548
Freddie Mac Gold Pool 2% 9/1/2050	94,548	74,798
Freddie Mac Gold Pool 2% 9/1/2051	28,154,269	22,202,733
Freddie Mac Gold Pool 2.5% 1/1/2030	4,136	4,022
Freddie Mac Gold Pool 2.5% 1/1/2031	90,061	86,854
Freddie Mac Gold Pool 2.5% 1/1/2032	18,965	18,156
Freddie Mac Gold Pool 2.5% 1/1/2035	698,195	648,468
Freddie Mac Gold Pool 2.5% 1/1/2037	14,436	13,313
Freddie Mac Gold Pool 2.5% 1/1/2052	45,207,443	37,184,746
Freddie Mac Gold Pool 2.5% 1/1/2052	6,073,965	4,963,786
Freddie Mac Gold Pool 2.5% 1/1/2052	3,008,731	2,506,757
Freddie Mac Gold Pool 2.5% 1/1/2052	2,992,525	2,445,562
Freddie Mac Gold Pool 2.5% 1/1/2052	880,057	719,753
Freddie Mac Gold Pool 2.5% 1/1/2052	728,467	595,320
Freddie Mac Gold Pool 2.5% 10/1/2029	52,921	51,584
Freddie Mac Gold Pool 2.5% 10/1/2031	58,046	55,643
Freddie Mac Gold Pool 2.5% 10/1/2031	21,176	20,273
Freddie Mac Gold Pool 2.5% 10/1/2031	5,633	5,399
Freddie Mac Gold Pool 2.5% 10/1/2032	285,469	271,596
Freddie Mac Gold Pool 2.5% 10/1/2034	398,855	373,818
Freddie Mac Gold Pool 2.5% 10/1/2034	243,976	228,380
Freddie Mac Gold Pool 2.5% 10/1/2034	6,416	6,020
Freddie Mac Gold Pool 2.5% 10/1/2039	14,116	12,607
Freddie Mac Gold Pool 2.5% 10/1/2049	529,715	440,344
Freddie Mac Gold Pool 2.5% 10/1/2049	296,320	247,438
Freddie Mac Gold Pool 2.5% 10/1/2050	20,602,679	17,055,895
Freddie Mac Gold Pool 2.5% 10/1/2050	19,899,199	16,635,201
Freddie Mac Gold Pool 2.5% 10/1/2050	113,577	92,996
Freddie Mac Gold Pool 2.5% 10/1/2051	10,101,103	8,324,303
Freddie Mac Gold Pool 2.5% 10/1/2051	2,110,477	1,739,241
Freddie Mac Gold Pool 2.5% 10/1/2051	909,385	743,739
Freddie Mac Gold Pool 2.5% 10/1/2051	555,755	454,523
Freddie Mac Gold Pool 2.5% 10/1/2051	96,820	79,789
Freddie Mac Gold Pool 2.5% 10/1/2051	84,818	69,315
Freddie Mac Gold Pool 2.5% 10/1/2052	563,584	463,392
Freddie Mac Gold Pool 2.5% 10/1/2053	12,718,310	10,461,267
Freddie Mac Gold Pool 2.5% 11/1/2034	462,606	433,071
Freddie Mac Gold Pool 2.5% 11/1/2035	633,323	585,643
Freddie Mac Gold Pool 2.5% 11/1/2037	704,585	649,558
Freddie Mac Gold Pool 2.5% 11/1/2037	123,266	113,639
Freddie Mac Gold Pool 2.5% 11/1/2037	97,828	90,188
Freddie Mac Gold Pool 2.5% 11/1/2049	690,433	573,947
Freddie Mac Gold Pool 2.5% 11/1/2050	10,475,483	8,734,310
Freddie Mac Gold Pool 2.5% 11/1/2051	10,845,771	8,937,983
Freddie Mac Gold Pool 2.5% 11/1/2051	8,607,400	7,079,896
Freddie Mac Gold Pool 2.5% 11/1/2051	2,769,158	2,314,943
Freddie Mac Gold Pool 2.5% 11/1/2051	1,778,582	1,465,727
Freddie Mac Gold Pool 2.5% 11/1/2051	904,952	739,548
Freddie Mac Gold Pool 2.5% 11/1/2051	102,312	83,612
Freddie Mac Gold Pool 2.5% 12/1/2029	119,373	116,193
Freddie Mac Gold Pool 2.5% 12/1/2032	9,220	8,767
Freddie Mac Gold Pool 2.5% 12/1/2034	39,931	37,361
Freddie Mac Gold Pool 2.5% 12/1/2035	1,052,204	976,277
Freddie Mac Gold Pool 2.5% 12/1/2035	278,779	257,791
Freddie Mac Gold Pool 2.5% 12/1/2036	23,647	21,807
Freddie Mac Gold Pool 2.5% 12/1/2049	3,701,591	3,072,454
Freddie Mac Gold Pool 2.5% 12/1/2051	18,754,901	15,561,380
Freddie Mac Gold Pool 2.5% 12/1/2051	1,687,939	1,379,423
Freddie Mac Gold Pool 2.5% 12/1/2051	1,536,656	1,283,163
Freddie Mac Gold Pool 2.5% 12/1/2051	1,262,129	1,031,441
Freddie Mac Gold Pool 2.5% 12/1/2051	1,019,354	833,040
Freddie Mac Gold Pool 2.5% 12/1/2051	929,539	759,641
Freddie Mac Gold Pool 2.5% 2/1/2030	132,345	128,580
Freddie Mac Gold Pool 2.5% 2/1/2032	117,696	112,455
Freddie Mac Gold Pool 2.5% 2/1/2032	12,274	11,743
Freddie Mac Gold Pool 2.5% 2/1/2032	8,876	8,497
Freddie Mac Gold Pool 2.5% 2/1/2033	284,542	270,191
Freddie Mac Gold Pool 2.5% 2/1/2035	126,813	117,781
Freddie Mac Gold Pool 2.5% 2/1/2037	371,698	342,786
Freddie Mac Gold Pool 2.5% 2/1/2050	372,374	309,084
Freddie Mac Gold Pool 2.5% 2/1/2051	681,843	558,070
Freddie Mac Gold Pool 2.5% 2/1/2051	569,915	473,406
Freddie Mac Gold Pool 2.5% 2/1/2051	528,369	431,961
Freddie Mac Gold Pool 2.5% 2/1/2051	183,028	149,632
Freddie Mac Gold Pool 2.5% 2/1/2052	42,947,869	35,326,165
Freddie Mac Gold Pool 2.5% 2/1/2052	1,817,191	1,485,051
Freddie Mac Gold Pool 2.5% 2/1/2052	747,491	614,838
Freddie Mac Gold Pool 2.5% 2/1/2052	735,988	605,376
Freddie Mac Gold Pool 2.5% 2/1/2052	671,117	552,018
Freddie Mac Gold Pool 2.5% 2/1/2052	616,809	504,071
Freddie Mac Gold Pool 2.5% 2/1/2052	274,538	224,359
Freddie Mac Gold Pool 2.5% 3/1/2028	67,442	66,587
Freddie Mac Gold Pool 2.5% 3/1/2028	10,165	10,023
Freddie Mac Gold Pool 2.5% 3/1/2030	1,547	1,503
Freddie Mac Gold Pool 2.5% 3/1/2031	13,572	13,069
Freddie Mac Gold Pool 2.5% 3/1/2032	1,465,966	1,401,275
Freddie Mac Gold Pool 2.5% 3/1/2033	261,394	248,200
Freddie Mac Gold Pool 2.5% 3/1/2033	24,047	22,835
Freddie Mac Gold Pool 2.5% 3/1/2035	988,979	917,614
Freddie Mac Gold Pool 2.5% 3/1/2037	130,256	120,084
Freddie Mac Gold Pool 2.5% 3/1/2051	494,236	404,086
Freddie Mac Gold Pool 2.5% 3/1/2051	264,652	216,611
Freddie Mac Gold Pool 2.5% 3/1/2052	16,963,187	13,952,830
Freddie Mac Gold Pool 2.5% 3/1/2052	36,554	30,067
Freddie Mac Gold Pool 2.5% 4/1/2027	12,749	12,683
Freddie Mac Gold Pool 2.5% 4/1/2027	8,704	8,664
Freddie Mac Gold Pool 2.5% 4/1/2031	346,457	333,353
Freddie Mac Gold Pool 2.5% 4/1/2032	10,147	9,674
Freddie Mac Gold Pool 2.5% 4/1/2033	80,014	75,829
Freddie Mac Gold Pool 2.5% 4/1/2033	5,505	5,248
Freddie Mac Gold Pool 2.5% 4/1/2035	455,800	422,909
Freddie Mac Gold Pool 2.5% 4/1/2037	5,205,008	4,829,413
Freddie Mac Gold Pool 2.5% 4/1/2037	88,308	81,438
Freddie Mac Gold Pool 2.5% 4/1/2037	43,661	40,238
Freddie Mac Gold Pool 2.5% 4/1/2042	8,069,810	7,072,442
Freddie Mac Gold Pool 2.5% 4/1/2051	1,885,490	1,543,223
Freddie Mac Gold Pool 2.5% 4/1/2052	19,256,522	15,869,269
Freddie Mac Gold Pool 2.5% 4/1/2052	9,813,029	8,071,569
Freddie Mac Gold Pool 2.5% 4/1/2052	7,258,738	6,074,917
Freddie Mac Gold Pool 2.5% 4/1/2052	3,052,451	2,546,045
Freddie Mac Gold Pool 2.5% 4/1/2052	2,557,630	2,112,534
Freddie Mac Gold Pool 2.5% 4/1/2052	713,047	586,507
Freddie Mac Gold Pool 2.5% 4/1/2052	522,108	427,331
Freddie Mac Gold Pool 2.5% 4/1/2052	85,951	70,698
Freddie Mac Gold Pool 2.5% 5/1/2035	743,551	689,896
Freddie Mac Gold Pool 2.5% 5/1/2041	981,756	904,776
Freddie Mac Gold Pool 2.5% 5/1/2051	26,235,433	21,661,571
Freddie Mac Gold Pool 2.5% 5/1/2051	2,903,005	2,426,835
Freddie Mac Gold Pool 2.5% 5/1/2051	1,229,416	1,005,092
Freddie Mac Gold Pool 2.5% 5/1/2051	17,455	14,270
Freddie Mac Gold Pool 2.5% 5/1/2052	1,736,312	1,428,179
Freddie Mac Gold Pool 2.5% 5/1/2052	370,655	304,877
Freddie Mac Gold Pool 2.5% 6/1/2030	50,976	49,388
Freddie Mac Gold Pool 2.5% 6/1/2031	13,835	13,292
Freddie Mac Gold Pool 2.5% 6/1/2032	32,121	30,541
Freddie Mac Gold Pool 2.5% 6/1/2034	30,935	29,072
Freddie Mac Gold Pool 2.5% 6/1/2035	1,685,469	1,563,845
Freddie Mac Gold Pool 2.5% 6/1/2035	59,707	55,398
Freddie Mac Gold Pool 2.5% 6/1/2037	142,382	131,262
Freddie Mac Gold Pool 2.5% 6/1/2050	3,362,391	2,785,651
Freddie Mac Gold Pool 2.5% 7/1/2028	1,751	1,722
Freddie Mac Gold Pool 2.5% 7/1/2030	916,550	888,000
Freddie Mac Gold Pool 2.5% 7/1/2030	13,197	12,815
Freddie Mac Gold Pool 2.5% 7/1/2031	23,008	22,121
Freddie Mac Gold Pool 2.5% 7/1/2031	6,528	6,276
Freddie Mac Gold Pool 2.5% 7/1/2033	81,272	77,273
Freddie Mac Gold Pool 2.5% 7/1/2035	2,493,249	2,313,335
Freddie Mac Gold Pool 2.5% 7/1/2049	70,182	58,341
Freddie Mac Gold Pool 2.5% 7/1/2050	11,294,574	9,350,195
Freddie Mac Gold Pool 2.5% 7/1/2050	1,445,520	1,196,671
Freddie Mac Gold Pool 2.5% 7/1/2051	51,968,569	42,908,416
Freddie Mac Gold Pool 2.5% 7/1/2051	7,186,902	5,922,715
Freddie Mac Gold Pool 2.5% 7/1/2051	64,282	52,975
Freddie Mac Gold Pool 2.5% 7/1/2052	1,003,602	820,794
Freddie Mac Gold Pool 2.5% 7/1/2052	663,507	542,279
Freddie Mac Gold Pool 2.5% 8/1/2031	295,987	284,109
Freddie Mac Gold Pool 2.5% 8/1/2031	39,389	37,841
Freddie Mac Gold Pool 2.5% 8/1/2031	6,135	5,881
Freddie Mac Gold Pool 2.5% 8/1/2034	253,495	237,703
Freddie Mac Gold Pool 2.5% 8/1/2035	4,197,522	3,888,069
Freddie Mac Gold Pool 2.5% 8/1/2046	6,085	5,127
Freddie Mac Gold Pool 2.5% 8/1/2051	13,849,447	11,413,307
Freddie Mac Gold Pool 2.5% 8/1/2051	11,787,585	9,714,130
Freddie Mac Gold Pool 2.5% 8/1/2051	883,783	723,353
Freddie Mac Gold Pool 2.5% 8/1/2051	120,665	100,760
Freddie Mac Gold Pool 2.5% 8/1/2052	52,598	43,248
Freddie Mac Gold Pool 2.5% 9/1/2031	199,247	190,998
Freddie Mac Gold Pool 2.5% 9/1/2031	8,660	8,307
Freddie Mac Gold Pool 2.5% 9/1/2031	6,817	6,535
Freddie Mac Gold Pool 2.5% 9/1/2032	28,547	27,143
Freddie Mac Gold Pool 2.5% 9/1/2032	5,593	5,336
Freddie Mac Gold Pool 2.5% 9/1/2032	5,417	5,157
Freddie Mac Gold Pool 2.5% 9/1/2034	39,635	37,167
Freddie Mac Gold Pool 2.5% 9/1/2035	4,457,968	4,129,314
Freddie Mac Gold Pool 2.5% 9/1/2050	21,534,702	17,827,469
Freddie Mac Gold Pool 2.5% 9/1/2051	9,255,635	7,627,554
Freddie Mac Gold Pool 2.5% 9/1/2051	2,249,015	1,853,410
Freddie Mac Gold Pool 2.5% 9/1/2051	1,768,901	1,457,748
Freddie Mac Gold Pool 2.5% 9/1/2051	1,091,986	893,079
Freddie Mac Gold Pool 2.5% 9/1/2051	327,458	268,016
Freddie Mac Gold Pool 3% 1/1/2027	3,459	3,445
Freddie Mac Gold Pool 3% 1/1/2027	294	293
Freddie Mac Gold Pool 3% 1/1/2028	1,685	1,671
Freddie Mac Gold Pool 3% 1/1/2028	1,389	1,376
Freddie Mac Gold Pool 3% 1/1/2029	2,288	2,261
Freddie Mac Gold Pool 3% 1/1/2031	1,703	1,685
Freddie Mac Gold Pool 3% 1/1/2033	1,294,762	1,242,866
Freddie Mac Gold Pool 3% 1/1/2033	130,718	125,535
Freddie Mac Gold Pool 3% 1/1/2040	16,563	15,197
Freddie Mac Gold Pool 3% 1/1/2043	211,739	190,259
Freddie Mac Gold Pool 3% 1/1/2043	31,184	27,986
Freddie Mac Gold Pool 3% 1/1/2043	9,161	8,235
Freddie Mac Gold Pool 3% 1/1/2044	451,044	404,746
Freddie Mac Gold Pool 3% 1/1/2045	208,279	184,656
Freddie Mac Gold Pool 3% 1/1/2047	8,988,915	7,859,105
Freddie Mac Gold Pool 3% 1/1/2048	186,540	162,628
Freddie Mac Gold Pool 3% 1/1/2050	1,980,610	1,710,764
Freddie Mac Gold Pool 3% 1/1/2050	1,067,081	920,697
Freddie Mac Gold Pool 3% 1/1/2050	309,037	266,643
Freddie Mac Gold Pool 3% 1/1/2050	122,140	105,499
Freddie Mac Gold Pool 3% 10/1/2026	919	917
Freddie Mac Gold Pool 3% 10/1/2028	105,652	104,294
Freddie Mac Gold Pool 3% 10/1/2028	73,669	72,722
Freddie Mac Gold Pool 3% 10/1/2028	1,389	1,370
Freddie Mac Gold Pool 3% 10/1/2028	647	645
Freddie Mac Gold Pool 3% 10/1/2029	17,375	17,045
Freddie Mac Gold Pool 3% 10/1/2029	11,815	11,597
Freddie Mac Gold Pool 3% 10/1/2030	78,810	76,824
Freddie Mac Gold Pool 3% 10/1/2030	33,516	32,596
Freddie Mac Gold Pool 3% 10/1/2030	25,928	25,230
Freddie Mac Gold Pool 3% 10/1/2032	18,505	17,820
Freddie Mac Gold Pool 3% 10/1/2033	22,922	21,927
Freddie Mac Gold Pool 3% 10/1/2039	16,939	15,563
Freddie Mac Gold Pool 3% 10/1/2042	206,217	185,421
Freddie Mac Gold Pool 3% 10/1/2042	126,656	113,731
Freddie Mac Gold Pool 3% 10/1/2042	21,825	19,679
Freddie Mac Gold Pool 3% 10/1/2042	11,859	10,657
Freddie Mac Gold Pool 3% 10/1/2042	8,453	7,634
Freddie Mac Gold Pool 3% 10/1/2043	203,444	182,979
Freddie Mac Gold Pool 3% 10/1/2043	16,693	15,005
Freddie Mac Gold Pool 3% 10/1/2043	5,907	5,294
Freddie Mac Gold Pool 3% 10/1/2047	241,997	211,203
Freddie Mac Gold Pool 3% 10/1/2049	2,998,884	2,590,304
Freddie Mac Gold Pool 3% 10/1/2049	1,077,186	930,426
Freddie Mac Gold Pool 3% 10/1/2049	491,297	424,361
Freddie Mac Gold Pool 3% 10/1/2049	10,904	9,418
Freddie Mac Gold Pool 3% 10/1/2050	14,531,633	12,524,539
Freddie Mac Gold Pool 3% 10/1/2050	496,127	427,912
Freddie Mac Gold Pool 3% 11/1/2029	2,686	2,633
Freddie Mac Gold Pool 3% 11/1/2030	156,949	154,427
Freddie Mac Gold Pool 3% 11/1/2031	88,219	85,744
Freddie Mac Gold Pool 3% 11/1/2032	46,573	44,963
Freddie Mac Gold Pool 3% 11/1/2032	20,199	19,442
Freddie Mac Gold Pool 3% 11/1/2042	46,592	41,696
Freddie Mac Gold Pool 3% 11/1/2042	28,935	26,131
Freddie Mac Gold Pool 3% 11/1/2047	12,280	10,717
Freddie Mac Gold Pool 3% 11/1/2049	14,658	12,661
Freddie Mac Gold Pool 3% 11/1/2050	6,020,219	5,188,712
Freddie Mac Gold Pool 3% 12/1/2026	72	71
Freddie Mac Gold Pool 3% 12/1/2029	185,966	182,173
Freddie Mac Gold Pool 3% 12/1/2032	112,257	107,944
Freddie Mac Gold Pool 3% 12/1/2032	107,910	103,868
Freddie Mac Gold Pool 3% 12/1/2032	29,576	28,403
Freddie Mac Gold Pool 3% 12/1/2042	4,159,233	3,757,676
Freddie Mac Gold Pool 3% 12/1/2042	29,167	26,242
Freddie Mac Gold Pool 3% 12/1/2042	11,998	10,781
Freddie Mac Gold Pool 3% 12/1/2042	10,096	9,103
Freddie Mac Gold Pool 3% 12/1/2047	53,001	46,256
Freddie Mac Gold Pool 3% 12/1/2049	1,850,695	1,598,549
Freddie Mac Gold Pool 3% 12/1/2049	749,470	647,359
Freddie Mac Gold Pool 3% 12/1/2049	312,632	270,038
Freddie Mac Gold Pool 3% 12/1/2049	190,381	164,443
Freddie Mac Gold Pool 3% 12/1/2050	123,578	106,510
Freddie Mac Gold Pool 3% 2/1/2027	14,517	14,453
Freddie Mac Gold Pool 3% 2/1/2027	9,699	9,656
Freddie Mac Gold Pool 3% 2/1/2028	2,085	2,067
Freddie Mac Gold Pool 3% 2/1/2030	17,162	16,796
Freddie Mac Gold Pool 3% 2/1/2030	15,366	15,047
Freddie Mac Gold Pool 3% 2/1/2030	8,953	8,799
Freddie Mac Gold Pool 3% 2/1/2030	1,385	1,355
Freddie Mac Gold Pool 3% 2/1/2033	254,734	245,310
Freddie Mac Gold Pool 3% 2/1/2033	84,027	80,656
Freddie Mac Gold Pool 3% 2/1/2033	15,751	15,089
Freddie Mac Gold Pool 3% 2/1/2037	25,113	23,477
Freddie Mac Gold Pool 3% 2/1/2040	61,165	56,120
Freddie Mac Gold Pool 3% 2/1/2043	224,500	201,589
Freddie Mac Gold Pool 3% 2/1/2043	173,430	156,888
Freddie Mac Gold Pool 3% 2/1/2043	104,754	94,573
Freddie Mac Gold Pool 3% 2/1/2043	30,496	27,531
Freddie Mac Gold Pool 3% 2/1/2043	6,559	5,913
Freddie Mac Gold Pool 3% 2/1/2047	800,070	698,759
Freddie Mac Gold Pool 3% 2/1/2047	660,103	577,135
Freddie Mac Gold Pool 3% 2/1/2048	10,122	8,812
Freddie Mac Gold Pool 3% 2/1/2050	524,841	454,483
Freddie Mac Gold Pool 3% 2/1/2050	142,698	123,123
Freddie Mac Gold Pool 3% 2/1/2052	986,220	841,992
Freddie Mac Gold Pool 3% 3/1/2032	447,018	431,956
Freddie Mac Gold Pool 3% 3/1/2033	166,344	159,671
Freddie Mac Gold Pool 3% 3/1/2033	27,359	26,373
Freddie Mac Gold Pool 3% 3/1/2033	6,275	6,020
Freddie Mac Gold Pool 3% 3/1/2040	399,840	366,355
Freddie Mac Gold Pool 3% 3/1/2043	105,964	95,858
Freddie Mac Gold Pool 3% 3/1/2043	105,800	95,443
Freddie Mac Gold Pool 3% 3/1/2043	65,203	58,575
Freddie Mac Gold Pool 3% 3/1/2043	19,483	17,556
Freddie Mac Gold Pool 3% 3/1/2043	5,337	4,815
Freddie Mac Gold Pool 3% 3/1/2045	184,866	164,002
Freddie Mac Gold Pool 3% 3/1/2045	181,220	160,255
Freddie Mac Gold Pool 3% 3/1/2045	101,844	90,245
Freddie Mac Gold Pool 3% 3/1/2047	1,855,292	1,620,362
Freddie Mac Gold Pool 3% 3/1/2048	127,350	110,875
Freddie Mac Gold Pool 3% 3/1/2050	1,073,737	931,138
Freddie Mac Gold Pool 3% 3/1/2050	756,828	653,005
Freddie Mac Gold Pool 3% 3/1/2050	266,054	229,556
Freddie Mac Gold Pool 3% 3/1/2051	46,524	40,040
Freddie Mac Gold Pool 3% 3/1/2052	29,690,383	25,784,420
Freddie Mac Gold Pool 3% 3/1/2052	221,319	188,953
Freddie Mac Gold Pool 3% 4/1/2027	1,191	1,186
Freddie Mac Gold Pool 3% 4/1/2027	520	518
Freddie Mac Gold Pool 3% 4/1/2028	4,728	4,680
Freddie Mac Gold Pool 3% 4/1/2028	1,957	1,936
Freddie Mac Gold Pool 3% 4/1/2029	1,196	1,176
Freddie Mac Gold Pool 3% 4/1/2030	108,145	105,537
Freddie Mac Gold Pool 3% 4/1/2030	18,643	18,220
Freddie Mac Gold Pool 3% 4/1/2030	3,546	3,463
Freddie Mac Gold Pool 3% 4/1/2033	14,094	13,522
Freddie Mac Gold Pool 3% 4/1/2034	12,318	11,790
Freddie Mac Gold Pool 3% 4/1/2035	379,625	357,147
Freddie Mac Gold Pool 3% 4/1/2038	1,414,316	1,319,526
Freddie Mac Gold Pool 3% 4/1/2043	378,017	339,829
Freddie Mac Gold Pool 3% 4/1/2043	16,897	15,196
Freddie Mac Gold Pool 3% 4/1/2043	4,259	3,825
Freddie Mac Gold Pool 3% 4/1/2045	128,191	113,547
Freddie Mac Gold Pool 3% 4/1/2045	9,917	8,738
Freddie Mac Gold Pool 3% 4/1/2045	4,783	4,210
Freddie Mac Gold Pool 3% 4/1/2047	54,007	47,168
Freddie Mac Gold Pool 3% 4/1/2050	2,501,004	2,168,854
Freddie Mac Gold Pool 3% 4/1/2050	182,626	157,573
Freddie Mac Gold Pool 3% 4/1/2051	327,876	281,975
Freddie Mac Gold Pool 3% 4/1/2052	4,798,474	4,100,550
Freddie Mac Gold Pool 3% 4/1/2052	631,065	540,156
Freddie Mac Gold Pool 3% 5/1/2027	886	881
Freddie Mac Gold Pool 3% 5/1/2028	4,858	4,815
Freddie Mac Gold Pool 3% 5/1/2029	26,037	25,640
Freddie Mac Gold Pool 3% 5/1/2030	4,666	4,579
Freddie Mac Gold Pool 3% 5/1/2030	3,873	3,783
Freddie Mac Gold Pool 3% 5/1/2032	519,356	501,604
Freddie Mac Gold Pool 3% 5/1/2043	921,006	826,059
Freddie Mac Gold Pool 3% 5/1/2043	143,518	128,862
Freddie Mac Gold Pool 3% 5/1/2043	134,274	120,600
Freddie Mac Gold Pool 3% 5/1/2043	80,215	71,973
Freddie Mac Gold Pool 3% 5/1/2043	48,234	43,149
Freddie Mac Gold Pool 3% 5/1/2043	42,495	38,344
Freddie Mac Gold Pool 3% 5/1/2045	310,031	274,375
Freddie Mac Gold Pool 3% 5/1/2049	17,264	14,950
Freddie Mac Gold Pool 3% 5/1/2050	274,077	236,479
Freddie Mac Gold Pool 3% 5/1/2052	728,350	622,175
Freddie Mac Gold Pool 3% 6/1/2028	34,634	34,337
Freddie Mac Gold Pool 3% 6/1/2028	9,896	9,785
Freddie Mac Gold Pool 3% 6/1/2030	98,313	95,971
Freddie Mac Gold Pool 3% 6/1/2030	3,841	3,754
Freddie Mac Gold Pool 3% 6/1/2031	3,590	3,479
Freddie Mac Gold Pool 3% 6/1/2038	723,934	675,867
Freddie Mac Gold Pool 3% 6/1/2039	47,102	43,349
Freddie Mac Gold Pool 3% 6/1/2043	494,272	444,293
Freddie Mac Gold Pool 3% 6/1/2043	83,962	75,958
Freddie Mac Gold Pool 3% 6/1/2043	79,172	71,330
Freddie Mac Gold Pool 3% 6/1/2043	59,198	53,151
Freddie Mac Gold Pool 3% 6/1/2043	55,972	50,207
Freddie Mac Gold Pool 3% 6/1/2043	38,039	34,122
Freddie Mac Gold Pool 3% 6/1/2043	9,951	8,923
Freddie Mac Gold Pool 3% 6/1/2043	6,269	5,614
Freddie Mac Gold Pool 3% 6/1/2045	830,182	734,408
Freddie Mac Gold Pool 3% 6/1/2045	20,435	18,130
Freddie Mac Gold Pool 3% 6/1/2049	56,442	48,876
Freddie Mac Gold Pool 3% 6/1/2049	18,407	15,939
Freddie Mac Gold Pool 3% 6/1/2050	9,663	8,334
Freddie Mac Gold Pool 3% 6/1/2052	522,538	446,610
Freddie Mac Gold Pool 3% 6/1/2052	397,132	342,032
Freddie Mac Gold Pool 3% 6/1/2053	798,375	681,618
Freddie Mac Gold Pool 3% 7/1/2027	35,297	35,051
Freddie Mac Gold Pool 3% 7/1/2028	2,761	2,725
Freddie Mac Gold Pool 3% 7/1/2028	1,551	1,532
Freddie Mac Gold Pool 3% 7/1/2028	1,065	1,055
Freddie Mac Gold Pool 3% 7/1/2029	55,454	54,524
Freddie Mac Gold Pool 3% 7/1/2032	208,666	202,589
Freddie Mac Gold Pool 3% 7/1/2032	79,398	76,604
Freddie Mac Gold Pool 3% 7/1/2033	163,454	156,657
Freddie Mac Gold Pool 3% 7/1/2038	561,521	524,413
Freddie Mac Gold Pool 3% 7/1/2038	241,835	225,627
Freddie Mac Gold Pool 3% 7/1/2042	273,592	246,954
Freddie Mac Gold Pool 3% 7/1/2042	14,807	13,383
Freddie Mac Gold Pool 3% 7/1/2043	1,835,394	1,645,738
Freddie Mac Gold Pool 3% 7/1/2043	107,192	96,227
Freddie Mac Gold Pool 3% 7/1/2043	104,115	93,599
Freddie Mac Gold Pool 3% 7/1/2043	92,823	83,269
Freddie Mac Gold Pool 3% 7/1/2043	49,896	44,590
Freddie Mac Gold Pool 3% 7/1/2043	36,428	32,714
Freddie Mac Gold Pool 3% 7/1/2043	8,454	7,578
Freddie Mac Gold Pool 3% 7/1/2045	1,320,886	1,167,866
Freddie Mac Gold Pool 3% 7/1/2045	33,738	29,880
Freddie Mac Gold Pool 3% 7/1/2045	17,631	15,641
Freddie Mac Gold Pool 3% 7/1/2047	6,888	6,011
Freddie Mac Gold Pool 3% 7/1/2049	1,275,719	1,104,701
Freddie Mac Gold Pool 3% 7/1/2049	11,112	9,622
Freddie Mac Gold Pool 3% 7/1/2051	198,499	170,400
Freddie Mac Gold Pool 3% 8/1/2027	1,892	1,879
Freddie Mac Gold Pool 3% 8/1/2028	665	658
Freddie Mac Gold Pool 3% 8/1/2028	315	311
Freddie Mac Gold Pool 3% 8/1/2030	171,429	167,340
Freddie Mac Gold Pool 3% 8/1/2030	6,108	5,945
Freddie Mac Gold Pool 3% 8/1/2031	7,555	7,322
Freddie Mac Gold Pool 3% 8/1/2032	357,187	344,460
Freddie Mac Gold Pool 3% 8/1/2033	235,809	225,889
Freddie Mac Gold Pool 3% 8/1/2042	18,532	16,708
Freddie Mac Gold Pool 3% 8/1/2043	53,618	48,022
Freddie Mac Gold Pool 3% 8/1/2043	26,934	24,150
Freddie Mac Gold Pool 3% 8/1/2043	26,828	24,063
Freddie Mac Gold Pool 3% 8/1/2043	21,508	19,277
Freddie Mac Gold Pool 3% 8/1/2043	13,077	11,818
Freddie Mac Gold Pool 3% 8/1/2043	12,823	11,528
Freddie Mac Gold Pool 3% 8/1/2043	9,019	8,079
Freddie Mac Gold Pool 3% 8/1/2043	6,876	6,160
Freddie Mac Gold Pool 3% 8/1/2043	6,331	5,720
Freddie Mac Gold Pool 3% 8/1/2043	6,180	5,553
Freddie Mac Gold Pool 3% 8/1/2043	4,962	4,440
Freddie Mac Gold Pool 3% 8/1/2047	31,832	27,781
Freddie Mac Gold Pool 3% 8/1/2047	12,637	11,029
Freddie Mac Gold Pool 3% 8/1/2049	230,298	198,922
Freddie Mac Gold Pool 3% 8/1/2050	33,332	28,770
Freddie Mac Gold Pool 3% 8/1/2051	24,099	20,688
Freddie Mac Gold Pool 3% 8/1/2052	34,552,299	30,006,720
Freddie Mac Gold Pool 3% 9/1/2028	9,458	9,341
Freddie Mac Gold Pool 3% 9/1/2029	11,698	11,453
Freddie Mac Gold Pool 3% 9/1/2030	96,728	94,311
Freddie Mac Gold Pool 3% 9/1/2032	64,842	62,352
Freddie Mac Gold Pool 3% 9/1/2032	12,180	11,740
Freddie Mac Gold Pool 3% 9/1/2033	299,857	287,375
Freddie Mac Gold Pool 3% 9/1/2034	129,118	122,907
Freddie Mac Gold Pool 3% 9/1/2042	37,407	33,790
Freddie Mac Gold Pool 3% 9/1/2043	190,408	170,575
Freddie Mac Gold Pool 3% 9/1/2043	53,333	47,614
Freddie Mac Gold Pool 3% 9/1/2043	47,228	42,313
Freddie Mac Gold Pool 3% 9/1/2043	33,697	30,258
Freddie Mac Gold Pool 3% 9/1/2043	22,487	20,092
Freddie Mac Gold Pool 3% 9/1/2043	10,560	9,415
Freddie Mac Gold Pool 3% 9/1/2043	1,723	1,529
Freddie Mac Gold Pool 3% 9/1/2046	649,318	580,700
Freddie Mac Gold Pool 3% 9/1/2049	5,280,262	4,560,858
Freddie Mac Gold Pool 3% 9/1/2049	341,516	294,986
Freddie Mac Gold Pool 3% 9/1/2049	293,923	253,878
Freddie Mac Gold Pool 3.5% 1/1/2029	1,459	1,445
Freddie Mac Gold Pool 3.5% 1/1/2030	16,045	15,839
Freddie Mac Gold Pool 3.5% 1/1/2031	17,163	16,871
Freddie Mac Gold Pool 3.5% 1/1/2034	3,573	3,414
Freddie Mac Gold Pool 3.5% 1/1/2044	1,516,975	1,401,667
Freddie Mac Gold Pool 3.5% 1/1/2044	265,126	245,541
Freddie Mac Gold Pool 3.5% 1/1/2044	14,583	13,495
Freddie Mac Gold Pool 3.5% 1/1/2045	89,012	81,830
Freddie Mac Gold Pool 3.5% 1/1/2047	20,944	19,000
Freddie Mac Gold Pool 3.5% 1/1/2048	314,092	283,965
Freddie Mac Gold Pool 3.5% 1/1/2048	87,871	79,442
Freddie Mac Gold Pool 3.5% 1/1/2048	6,922	6,258
Freddie Mac Gold Pool 3.5% 1/1/2050	3,338,809	2,997,765
Freddie Mac Gold Pool 3.5% 1/1/2050	690,613	620,070
Freddie Mac Gold Pool 3.5% 1/1/2050	31,836	28,584
Freddie Mac Gold Pool 3.5% 1/1/2052	1,654,753	1,469,697
Freddie Mac Gold Pool 3.5% 10/1/2033	286,060	273,652
Freddie Mac Gold Pool 3.5% 10/1/2034	18,556	17,729
Freddie Mac Gold Pool 3.5% 10/1/2040	242,681	228,078
Freddie Mac Gold Pool 3.5% 10/1/2042	51,916	47,971
Freddie Mac Gold Pool 3.5% 10/1/2042	27,849	25,798
Freddie Mac Gold Pool 3.5% 10/1/2042	4,448	4,124
Freddie Mac Gold Pool 3.5% 10/1/2045	832,986	760,641
Freddie Mac Gold Pool 3.5% 10/1/2047	432,860	391,611
Freddie Mac Gold Pool 3.5% 10/1/2047	52,943	47,898
Freddie Mac Gold Pool 3.5% 10/1/2047	44,486	40,247
Freddie Mac Gold Pool 3.5% 10/1/2049	506,430	455,017
Freddie Mac Gold Pool 3.5% 10/1/2049	7,343	6,597
Freddie Mac Gold Pool 3.5% 10/1/2051	33,973	30,173
Freddie Mac Gold Pool 3.5% 11/1/2037	17,357	16,367
Freddie Mac Gold Pool 3.5% 11/1/2044	58,628	53,768
Freddie Mac Gold Pool 3.5% 11/1/2045	1,247,039	1,142,568
Freddie Mac Gold Pool 3.5% 11/1/2046	7,043	6,389
Freddie Mac Gold Pool 3.5% 11/1/2047	178,994	161,937
Freddie Mac Gold Pool 3.5% 11/1/2047	34,428	31,147
Freddie Mac Gold Pool 3.5% 11/1/2048	298,478	268,829
Freddie Mac Gold Pool 3.5% 11/1/2048	20,170	18,191
Freddie Mac Gold Pool 3.5% 11/1/2048	3,212	2,893
Freddie Mac Gold Pool 3.5% 11/1/2049	467,654	420,177
Freddie Mac Gold Pool 3.5% 11/1/2049	162,801	146,273
Freddie Mac Gold Pool 3.5% 11/1/2051	10,053,588	9,067,503
Freddie Mac Gold Pool 3.5% 12/1/2029	28,574	28,175
Freddie Mac Gold Pool 3.5% 12/1/2033	53,430	51,050
Freddie Mac Gold Pool 3.5% 12/1/2037	1,361,652	1,283,970
Freddie Mac Gold Pool 3.5% 12/1/2039	463,493	436,182
Freddie Mac Gold Pool 3.5% 12/1/2042	36,257	33,500
Freddie Mac Gold Pool 3.5% 12/1/2042	24,930	23,074
Freddie Mac Gold Pool 3.5% 12/1/2044	289,576	268,367
Freddie Mac Gold Pool 3.5% 12/1/2045	420,929	383,916
Freddie Mac Gold Pool 3.5% 12/1/2046	98,269	89,150
Freddie Mac Gold Pool 3.5% 12/1/2047	836,213	756,005
Freddie Mac Gold Pool 3.5% 12/1/2047	529,321	478,549
Freddie Mac Gold Pool 3.5% 12/1/2047	220,632	199,469
Freddie Mac Gold Pool 3.5% 12/1/2047	37,484	33,889
Freddie Mac Gold Pool 3.5% 12/1/2047	4,826	4,363
Freddie Mac Gold Pool 3.5% 12/1/2048	89,111	80,260
Freddie Mac Gold Pool 3.5% 12/1/2048	28,268	25,522
Freddie Mac Gold Pool 3.5% 12/1/2048	3,096	2,793
Freddie Mac Gold Pool 3.5% 12/1/2049	650,929	584,439
Freddie Mac Gold Pool 3.5% 12/1/2049	598,717	537,561
Freddie Mac Gold Pool 3.5% 12/1/2051	868,008	770,936
Freddie Mac Gold Pool 3.5% 12/1/2051	58,097	51,918
Freddie Mac Gold Pool 3.5% 12/1/2052	38,260	34,065
Freddie Mac Gold Pool 3.5% 2/1/2033	3,630	3,483
Freddie Mac Gold Pool 3.5% 2/1/2042	578,058	536,263
Freddie Mac Gold Pool 3.5% 2/1/2043	834,231	771,979
Freddie Mac Gold Pool 3.5% 2/1/2043	195,957	180,174
Freddie Mac Gold Pool 3.5% 2/1/2043	30,056	27,781
Freddie Mac Gold Pool 3.5% 2/1/2043	9,402	8,686
Freddie Mac Gold Pool 3.5% 2/1/2044	196,301	181,076
Freddie Mac Gold Pool 3.5% 2/1/2045	1,067,710	978,605
Freddie Mac Gold Pool 3.5% 2/1/2045	188,198	172,236
Freddie Mac Gold Pool 3.5% 2/1/2046	5,106	4,647
Freddie Mac Gold Pool 3.5% 2/1/2048	159,599	144,290
Freddie Mac Gold Pool 3.5% 2/1/2048	95,106	85,984
Freddie Mac Gold Pool 3.5% 2/1/2048	9,708	8,776
Freddie Mac Gold Pool 3.5% 2/1/2050	42,824	38,048
Freddie Mac Gold Pool 3.5% 2/1/2050	20,183	18,109
Freddie Mac Gold Pool 3.5% 2/1/2050	14,905	13,368
Freddie Mac Gold Pool 3.5% 2/1/2051	27,429	24,507
Freddie Mac Gold Pool 3.5% 3/1/2032	14,178	13,871
Freddie Mac Gold Pool 3.5% 3/1/2033	16,407	15,742
Freddie Mac Gold Pool 3.5% 3/1/2034	29,811	28,427
Freddie Mac Gold Pool 3.5% 3/1/2035	14,106	13,411
Freddie Mac Gold Pool 3.5% 3/1/2045	221,708	203,043
Freddie Mac Gold Pool 3.5% 3/1/2046	1,429,723	1,303,559
Freddie Mac Gold Pool 3.5% 3/1/2048	832,618	755,096
Freddie Mac Gold Pool 3.5% 3/1/2048	284,787	257,471
Freddie Mac Gold Pool 3.5% 3/1/2048	133,583	120,770
Freddie Mac Gold Pool 3.5% 3/1/2048	118,559	107,187
Freddie Mac Gold Pool 3.5% 3/1/2048	62,926	56,890
Freddie Mac Gold Pool 3.5% 3/1/2048	12,640	11,415
Freddie Mac Gold Pool 3.5% 3/1/2048	6,725	6,080
Freddie Mac Gold Pool 3.5% 3/1/2048	4,109	3,714
Freddie Mac Gold Pool 3.5% 3/1/2049	12,693	11,424
Freddie Mac Gold Pool 3.5% 3/1/2049	3,732	3,362
Freddie Mac Gold Pool 3.5% 3/1/2050	16,019,705	14,543,563
Freddie Mac Gold Pool 3.5% 3/1/2050	2,778,643	2,492,212
Freddie Mac Gold Pool 3.5% 3/1/2050	246,135	220,840
Freddie Mac Gold Pool 3.5% 3/1/2052	98,227	87,242
Freddie Mac Gold Pool 3.5% 4/1/2028	10,988	10,905
Freddie Mac Gold Pool 3.5% 4/1/2029	94	93
Freddie Mac Gold Pool 3.5% 4/1/2030	38,090	37,558
Freddie Mac Gold Pool 3.5% 4/1/2030	23,770	23,429
Freddie Mac Gold Pool 3.5% 4/1/2030	10,379	10,213
Freddie Mac Gold Pool 3.5% 4/1/2033	28,408	27,255
Freddie Mac Gold Pool 3.5% 4/1/2034	129,435	123,426
Freddie Mac Gold Pool 3.5% 4/1/2037	591,895	559,080
Freddie Mac Gold Pool 3.5% 4/1/2037	113,803	107,880
Freddie Mac Gold Pool 3.5% 4/1/2037	32,329	30,546
Freddie Mac Gold Pool 3.5% 4/1/2042	1,026,857	952,703
Freddie Mac Gold Pool 3.5% 4/1/2046	954,444	869,728
Freddie Mac Gold Pool 3.5% 4/1/2047	21,998	19,929
Freddie Mac Gold Pool 3.5% 4/1/2048	21,332	19,286
Freddie Mac Gold Pool 3.5% 4/1/2048	4,242	3,832
Freddie Mac Gold Pool 3.5% 4/1/2049	182,761	164,436
Freddie Mac Gold Pool 3.5% 4/1/2050	5,533,125	5,005,982
Freddie Mac Gold Pool 3.5% 4/1/2051	980,354	877,151
Freddie Mac Gold Pool 3.5% 4/1/2052	666,536	591,996
Freddie Mac Gold Pool 3.5% 4/1/2052	72,667	64,541
Freddie Mac Gold Pool 3.5% 4/1/2052	30,857	27,445
Freddie Mac Gold Pool 3.5% 4/1/2052	21,155	18,915
Freddie Mac Gold Pool 3.5% 5/1/2032	134,742	131,866
Freddie Mac Gold Pool 3.5% 5/1/2033	5,692	5,454
Freddie Mac Gold Pool 3.5% 5/1/2037	351,397	331,729
Freddie Mac Gold Pool 3.5% 5/1/2038	94,602	89,048
Freddie Mac Gold Pool 3.5% 5/1/2039	76,899	72,216
Freddie Mac Gold Pool 3.5% 5/1/2042	38,144	35,175
Freddie Mac Gold Pool 3.5% 5/1/2043	387,322	356,826
Freddie Mac Gold Pool 3.5% 5/1/2043	363,330	334,558
Freddie Mac Gold Pool 3.5% 5/1/2043	45,261	41,751
Freddie Mac Gold Pool 3.5% 5/1/2043	34,208	31,556
Freddie Mac Gold Pool 3.5% 5/1/2045	516,747	472,993
Freddie Mac Gold Pool 3.5% 5/1/2046	379,958	346,668
Freddie Mac Gold Pool 3.5% 5/1/2046	50,544	46,033
Freddie Mac Gold Pool 3.5% 5/1/2047	64,204	58,166
Freddie Mac Gold Pool 3.5% 5/1/2047	5,973	5,412
Freddie Mac Gold Pool 3.5% 5/1/2048	97,896	88,414
Freddie Mac Gold Pool 3.5% 5/1/2048	22,431	20,273
Freddie Mac Gold Pool 3.5% 5/1/2048	9,731	8,777
Freddie Mac Gold Pool 3.5% 5/1/2049	439,521	395,450
Freddie Mac Gold Pool 3.5% 5/1/2049	20,119	17,957
Freddie Mac Gold Pool 3.5% 5/1/2050	7,537	6,753
Freddie Mac Gold Pool 3.5% 5/1/2052	753,008	670,915
Freddie Mac Gold Pool 3.5% 5/1/2052	674,751	601,189
Freddie Mac Gold Pool 3.5% 5/1/2052	515,021	458,069
Freddie Mac Gold Pool 3.5% 6/1/2030	45,051	44,456
Freddie Mac Gold Pool 3.5% 6/1/2032	3,098	3,022
Freddie Mac Gold Pool 3.5% 6/1/2034	39,400	37,571
Freddie Mac Gold Pool 3.5% 6/1/2037	29,019	27,481
Freddie Mac Gold Pool 3.5% 6/1/2043	4,201	3,900
Freddie Mac Gold Pool 3.5% 6/1/2043	3,421	3,153
Freddie Mac Gold Pool 3.5% 6/1/2047	204,696	185,445
Freddie Mac Gold Pool 3.5% 6/1/2047	87,244	79,148
Freddie Mac Gold Pool 3.5% 6/1/2048	350,642	316,250
Freddie Mac Gold Pool 3.5% 6/1/2048	187,087	168,737
Freddie Mac Gold Pool 3.5% 6/1/2048	135,585	122,452
Freddie Mac Gold Pool 3.5% 6/1/2048	2,882	2,599
Freddie Mac Gold Pool 3.5% 6/1/2049	921,063	828,707
Freddie Mac Gold Pool 3.5% 6/1/2052	5,530,932	4,912,392
Freddie Mac Gold Pool 3.5% 6/1/2052	4,562,367	4,052,145
Freddie Mac Gold Pool 3.5% 6/1/2052	2,567,951	2,286,387
Freddie Mac Gold Pool 3.5% 6/1/2052	987,172	878,933
Freddie Mac Gold Pool 3.5% 6/1/2052	340,460	302,386
Freddie Mac Gold Pool 3.5% 6/1/2052	25,768	22,949
Freddie Mac Gold Pool 3.5% 7/1/2029	51,736	51,241
Freddie Mac Gold Pool 3.5% 7/1/2032	110,394	106,088
Freddie Mac Gold Pool 3.5% 7/1/2033	205,867	197,017
Freddie Mac Gold Pool 3.5% 7/1/2037	422,993	399,258
Freddie Mac Gold Pool 3.5% 7/1/2043	19,342	17,841
Freddie Mac Gold Pool 3.5% 7/1/2043	9,245	8,477
Freddie Mac Gold Pool 3.5% 7/1/2045	1,508,171	1,379,535
Freddie Mac Gold Pool 3.5% 7/1/2046	8,750,341	8,028,212
Freddie Mac Gold Pool 3.5% 7/1/2047	653,024	590,795
Freddie Mac Gold Pool 3.5% 7/1/2048	1,345,525	1,215,203
Freddie Mac Gold Pool 3.5% 7/1/2048	175,639	158,412
Freddie Mac Gold Pool 3.5% 7/1/2048	18,508	16,716
Freddie Mac Gold Pool 3.5% 7/1/2048	6,438	5,806
Freddie Mac Gold Pool 3.5% 7/1/2049	744,259	669,632
Freddie Mac Gold Pool 3.5% 7/1/2049	449,709	404,617
Freddie Mac Gold Pool 3.5% 7/1/2049	23,709	21,332
Freddie Mac Gold Pool 3.5% 7/1/2049	7,342	6,606
Freddie Mac Gold Pool 3.5% 7/1/2051	268,673	238,627
Freddie Mac Gold Pool 3.5% 7/1/2052	892,181	793,242
Freddie Mac Gold Pool 3.5% 7/1/2052	541,442	480,891
Freddie Mac Gold Pool 3.5% 7/1/2052	94,749	84,153
Freddie Mac Gold Pool 3.5% 8/1/2028	37,349	37,034
Freddie Mac Gold Pool 3.5% 8/1/2032	230,657	221,661
Freddie Mac Gold Pool 3.5% 8/1/2033	3,257	3,121
Freddie Mac Gold Pool 3.5% 8/1/2037	85,516	80,718
Freddie Mac Gold Pool 3.5% 8/1/2040	629,933	592,224
Freddie Mac Gold Pool 3.5% 8/1/2042	430,626	398,935
Freddie Mac Gold Pool 3.5% 8/1/2042	42,187	38,924
Freddie Mac Gold Pool 3.5% 8/1/2042	12,379	11,505
Freddie Mac Gold Pool 3.5% 8/1/2043	156,654	144,313
Freddie Mac Gold Pool 3.5% 8/1/2043	54,201	49,957
Freddie Mac Gold Pool 3.5% 8/1/2043	18,832	17,291
Freddie Mac Gold Pool 3.5% 8/1/2045	771,560	705,450
Freddie Mac Gold Pool 3.5% 8/1/2045	17,141	15,689
Freddie Mac Gold Pool 3.5% 8/1/2045	16,300	14,941
Freddie Mac Gold Pool 3.5% 8/1/2046	1,646,914	1,498,450
Freddie Mac Gold Pool 3.5% 8/1/2047	31,178	28,256
Freddie Mac Gold Pool 3.5% 8/1/2048	2,341,987	2,115,151
Freddie Mac Gold Pool 3.5% 8/1/2048	35,692	32,191
Freddie Mac Gold Pool 3.5% 8/1/2048	14,499	13,077
Freddie Mac Gold Pool 3.5% 8/1/2048	5,577	5,058
Freddie Mac Gold Pool 3.5% 8/1/2049	2,518,651	2,266,105
Freddie Mac Gold Pool 3.5% 8/1/2049	30,662	27,568
Freddie Mac Gold Pool 3.5% 8/1/2052	3,680,616	3,297,757
Freddie Mac Gold Pool 3.5% 9/1/2033	482,138	461,412
Freddie Mac Gold Pool 3.5% 9/1/2033	74,293	71,186
Freddie Mac Gold Pool 3.5% 9/1/2037	46,811	44,140
Freddie Mac Gold Pool 3.5% 9/1/2042	1,170,052	1,082,492
Freddie Mac Gold Pool 3.5% 9/1/2043	167,033	154,035
Freddie Mac Gold Pool 3.5% 9/1/2043	52,342	48,092
Freddie Mac Gold Pool 3.5% 9/1/2043	52,269	48,080
Freddie Mac Gold Pool 3.5% 9/1/2043	6,748	6,212
Freddie Mac Gold Pool 3.5% 9/1/2044	7,579	6,941
Freddie Mac Gold Pool 3.5% 9/1/2045	354,678	324,289
Freddie Mac Gold Pool 3.5% 9/1/2045	19,080	17,512
Freddie Mac Gold Pool 3.5% 9/1/2045	14,748	13,462
Freddie Mac Gold Pool 3.5% 9/1/2046	331,023	301,087
Freddie Mac Gold Pool 3.5% 9/1/2047	1,183,021	1,080,117
Freddie Mac Gold Pool 3.5% 9/1/2047	1,106,379	1,000,948
Freddie Mac Gold Pool 3.5% 9/1/2047	15,425	13,955
Freddie Mac Gold Pool 3.5% 9/1/2047	13,761	12,450
Freddie Mac Gold Pool 3.5% 9/1/2048	110,569	99,724
Freddie Mac Gold Pool 3.5% 9/1/2048	4,282	3,857
Freddie Mac Gold Pool 3.5% 9/1/2049	432,401	388,774
Freddie Mac Gold Pool 3.5% 9/1/2050	52,283	46,746
Freddie Mac Gold Pool 3.5% 9/1/2050	27,407	24,505
Freddie Mac Gold Pool 3.5% 9/1/2052	13,118,312	11,675,850
Freddie Mac Gold Pool 4% 1/1/2039	131,869	125,730
Freddie Mac Gold Pool 4% 1/1/2041	502,812	480,855
Freddie Mac Gold Pool 4% 1/1/2041	248,389	237,545
Freddie Mac Gold Pool 4% 1/1/2041	56,525	54,069
Freddie Mac Gold Pool 4% 1/1/2041	22,192	21,225
Freddie Mac Gold Pool 4% 1/1/2041	13,741	13,134
Freddie Mac Gold Pool 4% 1/1/2041	11,462	10,963
Freddie Mac Gold Pool 4% 1/1/2041	4,683	4,477
Freddie Mac Gold Pool 4% 1/1/2041	1,856	1,772
Freddie Mac Gold Pool 4% 1/1/2042	195,243	186,279
Freddie Mac Gold Pool 4% 1/1/2042	19,160	18,298
Freddie Mac Gold Pool 4% 1/1/2043	13,729	13,038
Freddie Mac Gold Pool 4% 1/1/2044	330,216	311,923
Freddie Mac Gold Pool 4% 1/1/2044	5,883	5,554
Freddie Mac Gold Pool 4% 1/1/2044	5,123	4,841
Freddie Mac Gold Pool 4% 1/1/2045	44,150	41,667
Freddie Mac Gold Pool 4% 1/1/2047	4,095,117	3,864,783
Freddie Mac Gold Pool 4% 1/1/2047	13,880	12,944
Freddie Mac Gold Pool 4% 1/1/2052	24,557	22,623
Freddie Mac Gold Pool 4% 1/1/2053	2,686,945	2,467,811
Freddie Mac Gold Pool 4% 10/1/2034	104,712	102,727
Freddie Mac Gold Pool 4% 10/1/2037	124,326	120,301
Freddie Mac Gold Pool 4% 10/1/2039	336,463	323,285
Freddie Mac Gold Pool 4% 10/1/2040	39,850	38,092
Freddie Mac Gold Pool 4% 10/1/2040	32,622	31,216
Freddie Mac Gold Pool 4% 10/1/2040	16,979	16,247
Freddie Mac Gold Pool 4% 10/1/2040	9,680	9,251
Freddie Mac Gold Pool 4% 10/1/2041	457,204	436,452
Freddie Mac Gold Pool 4% 10/1/2041	125,949	119,082
Freddie Mac Gold Pool 4% 10/1/2041	13,839	13,199
Freddie Mac Gold Pool 4% 10/1/2042	116,203	110,660
Freddie Mac Gold Pool 4% 10/1/2043	4,977	4,713
Freddie Mac Gold Pool 4% 10/1/2044	62,965	59,359
Freddie Mac Gold Pool 4% 10/1/2044	1,321	1,249
Freddie Mac Gold Pool 4% 10/1/2045	541,338	509,920
Freddie Mac Gold Pool 4% 10/1/2045	292,635	275,493
Freddie Mac Gold Pool 4% 10/1/2045	10,788	10,178
Freddie Mac Gold Pool 4% 10/1/2045	1,122	1,055
Freddie Mac Gold Pool 4% 10/1/2047	246,239	229,314
Freddie Mac Gold Pool 4% 10/1/2048	413,733	384,648
Freddie Mac Gold Pool 4% 10/1/2048	107,951	100,261
Freddie Mac Gold Pool 4% 10/1/2048	21,988	20,394
Freddie Mac Gold Pool 4% 10/1/2048	20,712	19,230
Freddie Mac Gold Pool 4% 10/1/2048	10,678	9,917
Freddie Mac Gold Pool 4% 10/1/2049	420,532	389,258
Freddie Mac Gold Pool 4% 10/1/2049	146,056	135,195
Freddie Mac Gold Pool 4% 10/1/2052	1,983,489	1,822,345
Freddie Mac Gold Pool 4% 10/1/2052	1,616,674	1,485,837
Freddie Mac Gold Pool 4% 10/1/2052	755,583	694,197
Freddie Mac Gold Pool 4% 11/1/2033	52,283	51,301
Freddie Mac Gold Pool 4% 11/1/2033	2	2
Freddie Mac Gold Pool 4% 11/1/2036	525,317	508,000
Freddie Mac Gold Pool 4% 11/1/2037	2,030,311	1,963,943
Freddie Mac Gold Pool 4% 11/1/2039	36,169	34,660
Freddie Mac Gold Pool 4% 11/1/2039	8,434	8,095
Freddie Mac Gold Pool 4% 11/1/2040	60,655	57,991
Freddie Mac Gold Pool 4% 11/1/2040	12,380	11,836
Freddie Mac Gold Pool 4% 11/1/2040	8,972	8,668
Freddie Mac Gold Pool 4% 11/1/2040	1,058	1,011
Freddie Mac Gold Pool 4% 11/1/2041	513,822	490,513
Freddie Mac Gold Pool 4% 11/1/2041	3,226	3,074
Freddie Mac Gold Pool 4% 11/1/2045	173,448	163,053
Freddie Mac Gold Pool 4% 11/1/2046	690,632	645,320
Freddie Mac Gold Pool 4% 11/1/2048	1,796,280	1,666,063
Freddie Mac Gold Pool 4% 11/1/2048	195,040	180,901
Freddie Mac Gold Pool 4% 11/1/2048	73,055	67,851
Freddie Mac Gold Pool 4% 11/1/2048	35,255	32,699
Freddie Mac Gold Pool 4% 11/1/2049	110,300	102,097
Freddie Mac Gold Pool 4% 11/1/2052	3,102,476	2,850,423
Freddie Mac Gold Pool 4% 11/1/2052	2,309,099	2,121,502
Freddie Mac Gold Pool 4% 11/1/2052	1,971,660	1,813,326
Freddie Mac Gold Pool 4% 11/1/2052	1,701,686	1,566,628
Freddie Mac Gold Pool 4% 12/1/2026	50	50
Freddie Mac Gold Pool 4% 12/1/2039	16,966	16,242
Freddie Mac Gold Pool 4% 12/1/2040	269,426	257,666
Freddie Mac Gold Pool 4% 12/1/2040	119,063	113,947
Freddie Mac Gold Pool 4% 12/1/2040	39,692	37,892
Freddie Mac Gold Pool 4% 12/1/2040	6,367	6,083
Freddie Mac Gold Pool 4% 12/1/2040	4,005	3,827
Freddie Mac Gold Pool 4% 12/1/2040	3,920	3,746
Freddie Mac Gold Pool 4% 12/1/2040	3,147	3,010
Freddie Mac Gold Pool 4% 12/1/2040	2,595	2,480
Freddie Mac Gold Pool 4% 12/1/2040	2,494	2,386
Freddie Mac Gold Pool 4% 12/1/2040	2,081	1,990
Freddie Mac Gold Pool 4% 12/1/2041	46,065	43,943
Freddie Mac Gold Pool 4% 12/1/2041	2,821	2,687
Freddie Mac Gold Pool 4% 12/1/2045	81,982	77,101
Freddie Mac Gold Pool 4% 12/1/2045	66,435	62,550
Freddie Mac Gold Pool 4% 12/1/2045	9,501	8,947
Freddie Mac Gold Pool 4% 12/1/2045	4,804	4,528
Freddie Mac Gold Pool 4% 12/1/2045	3,617	3,431
Freddie Mac Gold Pool 4% 12/1/2046	353,786	330,575
Freddie Mac Gold Pool 4% 12/1/2047	23,523	21,892
Freddie Mac Gold Pool 4% 12/1/2048	194,169	180,093
Freddie Mac Gold Pool 4% 12/1/2048	55,896	51,949
Freddie Mac Gold Pool 4% 12/1/2048	49,022	45,530
Freddie Mac Gold Pool 4% 12/1/2049	168,492	155,962
Freddie Mac Gold Pool 4% 12/1/2051	559,745	514,445
Freddie Mac Gold Pool 4% 12/1/2055	258,877	236,550
Freddie Mac Gold Pool 4% 2/1/2040	1,589	1,527
Freddie Mac Gold Pool 4% 2/1/2041	337,655	323,115
Freddie Mac Gold Pool 4% 2/1/2041	148,579	141,971
Freddie Mac Gold Pool 4% 2/1/2041	88,355	84,387
Freddie Mac Gold Pool 4% 2/1/2041	82,620	79,037
Freddie Mac Gold Pool 4% 2/1/2041	50,718	48,353
Freddie Mac Gold Pool 4% 2/1/2041	33,701	32,245
Freddie Mac Gold Pool 4% 2/1/2041	4,388	4,192
Freddie Mac Gold Pool 4% 2/1/2041	1,917	1,833
Freddie Mac Gold Pool 4% 2/1/2043	481,666	456,188
Freddie Mac Gold Pool 4% 2/1/2044	769,068	728,189
Freddie Mac Gold Pool 4% 2/1/2045	239,354	225,944
Freddie Mac Gold Pool 4% 2/1/2045	4,114	3,881
Freddie Mac Gold Pool 4% 2/1/2046	787,290	740,523
Freddie Mac Gold Pool 4% 2/1/2046	21,488	20,229
Freddie Mac Gold Pool 4% 2/1/2046	5,379	5,049
Freddie Mac Gold Pool 4% 2/1/2047	249,648	233,112
Freddie Mac Gold Pool 4% 2/1/2047	16,840	15,704
Freddie Mac Gold Pool 4% 2/1/2050	34,274	31,682
Freddie Mac Gold Pool 4% 2/1/2056	268,573	245,410
Freddie Mac Gold Pool 4% 3/1/2029	12,684	12,613
Freddie Mac Gold Pool 4% 3/1/2034	20,941	20,433
Freddie Mac Gold Pool 4% 3/1/2040	659	630
Freddie Mac Gold Pool 4% 3/1/2041	11,775,322	11,276,328
Freddie Mac Gold Pool 4% 3/1/2041	163,075	155,700
Freddie Mac Gold Pool 4% 3/1/2041	1,202	1,148
Freddie Mac Gold Pool 4% 3/1/2042	5,875	5,602
Freddie Mac Gold Pool 4% 3/1/2045	12,920	12,159
Freddie Mac Gold Pool 4% 3/1/2046	80,997	76,095
Freddie Mac Gold Pool 4% 3/1/2046	9,939	9,356
Freddie Mac Gold Pool 4% 3/1/2049	5,417	5,024
Freddie Mac Gold Pool 4% 3/1/2050	111,512	102,836
Freddie Mac Gold Pool 4% 3/1/2056	1,988,541	1,817,045
Freddie Mac Gold Pool 4% 4/1/2035	90,609	88,270
Freddie Mac Gold Pool 4% 4/1/2041	21,172	20,252
Freddie Mac Gold Pool 4% 4/1/2041	2,624	2,506
Freddie Mac Gold Pool 4% 4/1/2042	209,375	200,079
Freddie Mac Gold Pool 4% 4/1/2047	678,415	633,056
Freddie Mac Gold Pool 4% 4/1/2047	162,730	151,850
Freddie Mac Gold Pool 4% 4/1/2048	216,188	201,193
Freddie Mac Gold Pool 4% 4/1/2049	7,779,603	7,230,227
Freddie Mac Gold Pool 4% 4/1/2049	16,700	15,474
Freddie Mac Gold Pool 4% 4/1/2050	110,145	101,644
Freddie Mac Gold Pool 4% 4/1/2053	3,669,350	3,374,682
Freddie Mac Gold Pool 4% 4/1/2056	825,833	754,611
Freddie Mac Gold Pool 4% 4/1/2056	338,212	309,044
Freddie Mac Gold Pool 4% 4/1/2056	79,654	72,785
Freddie Mac Gold Pool 4% 5/1/2042	96,782	92,181
Freddie Mac Gold Pool 4% 5/1/2043	2,619	2,481
Freddie Mac Gold Pool 4% 5/1/2045	7,257	6,836
Freddie Mac Gold Pool 4% 5/1/2046	34,175	32,098
Freddie Mac Gold Pool 4% 5/1/2046	2,999	2,822
Freddie Mac Gold Pool 4% 5/1/2047	201,290	187,832
Freddie Mac Gold Pool 4% 5/1/2048	638,030	593,178
Freddie Mac Gold Pool 4% 5/1/2048	73,408	68,247
Freddie Mac Gold Pool 4% 5/1/2048	11,125	10,329
Freddie Mac Gold Pool 4% 5/1/2048	3,262	3,016
Freddie Mac Gold Pool 4% 5/1/2052	20,340	18,656
Freddie Mac Gold Pool 4% 5/1/2056	8,252,207	7,540,516
Freddie Mac Gold Pool 4% 5/1/2056	3,557,581	3,250,767
Freddie Mac Gold Pool 4% 6/1/2034	106,991	105,040
Freddie Mac Gold Pool 4% 6/1/2034	100,539	98,100
Freddie Mac Gold Pool 4% 6/1/2037	12,401	12,007
Freddie Mac Gold Pool 4% 6/1/2044	16,806	16,205
Freddie Mac Gold Pool 4% 6/1/2045	6,249	5,884
Freddie Mac Gold Pool 4% 6/1/2046	1,030,934	978,069
Freddie Mac Gold Pool 4% 6/1/2047	17,167,946	15,895,635
Freddie Mac Gold Pool 4% 6/1/2047	210,966	196,861
Freddie Mac Gold Pool 4% 6/1/2048	72,896	67,772
Freddie Mac Gold Pool 4% 6/1/2048	70,691	65,721
Freddie Mac Gold Pool 4% 6/1/2048	7,071	6,565
Freddie Mac Gold Pool 4% 6/1/2048	4,111	3,817
Freddie Mac Gold Pool 4% 6/1/2049	201,196	186,422
Freddie Mac Gold Pool 4% 6/1/2056	6,307,090	5,763,151
Freddie Mac Gold Pool 4% 7/1/2039	61,997	59,512
Freddie Mac Gold Pool 4% 7/1/2039	13,838	13,308
Freddie Mac Gold Pool 4% 7/1/2040	1,802	1,719
Freddie Mac Gold Pool 4% 7/1/2042	96,312	92,068
Freddie Mac Gold Pool 4% 7/1/2042	7,690	7,304
Freddie Mac Gold Pool 4% 7/1/2043	9,391	8,920
Freddie Mac Gold Pool 4% 7/1/2043	2,292	2,201
Freddie Mac Gold Pool 4% 7/1/2044	156,758	148,147
Freddie Mac Gold Pool 4% 7/1/2044	28,588	27,257
Freddie Mac Gold Pool 4% 7/1/2045	425,951	406,652
Freddie Mac Gold Pool 4% 7/1/2046	8,372	7,881
Freddie Mac Gold Pool 4% 7/1/2047	1,028,601	958,865
Freddie Mac Gold Pool 4% 7/1/2047	39,463	36,787
Freddie Mac Gold Pool 4% 7/1/2048	717,389	666,958
Freddie Mac Gold Pool 4% 7/1/2048	458,536	425,725
Freddie Mac Gold Pool 4% 7/1/2048	262,456	244,006
Freddie Mac Gold Pool 4% 7/1/2048	64,718	60,088
Freddie Mac Gold Pool 4% 7/1/2048	5,922	5,505
Freddie Mac Gold Pool 4% 7/1/2048	2,865	2,664
Freddie Mac Gold Pool 4% 7/1/2049	864,849	801,343
Freddie Mac Gold Pool 4% 7/1/2049	280,809	260,189
Freddie Mac Gold Pool 4% 7/1/2052	179,535	165,791
Freddie Mac Gold Pool 4% 8/1/2031	2,040	2,005
Freddie Mac Gold Pool 4% 8/1/2033	40,061	39,330
Freddie Mac Gold Pool 4% 8/1/2037	138,921	134,380
Freddie Mac Gold Pool 4% 8/1/2040	6,897	6,577
Freddie Mac Gold Pool 4% 8/1/2042	84,805	80,451
Freddie Mac Gold Pool 4% 8/1/2043	37,160	35,124
Freddie Mac Gold Pool 4% 8/1/2043	9,012	8,544
Freddie Mac Gold Pool 4% 8/1/2043	4,283	4,057
Freddie Mac Gold Pool 4% 8/1/2044	296,357	280,030
Freddie Mac Gold Pool 4% 8/1/2044	17,973	16,990
Freddie Mac Gold Pool 4% 8/1/2044	11,051	10,430
Freddie Mac Gold Pool 4% 8/1/2045	3,036	2,940
Freddie Mac Gold Pool 4% 8/1/2045	2,955	2,785
Freddie Mac Gold Pool 4% 8/1/2046	3,443	3,235
Freddie Mac Gold Pool 4% 8/1/2048	1,063,704	988,929
Freddie Mac Gold Pool 4% 8/1/2048	221,319	203,857
Freddie Mac Gold Pool 4% 8/1/2048	162,057	149,033
Freddie Mac Gold Pool 4% 8/1/2048	75,308	70,014
Freddie Mac Gold Pool 4% 8/1/2048	12,826	11,924
Freddie Mac Gold Pool 4% 8/1/2048	11,580	10,766
Freddie Mac Gold Pool 4% 8/1/2048	3,383	3,145
Freddie Mac Gold Pool 4% 8/1/2049	1,240,083	1,149,023
Freddie Mac Gold Pool 4% 8/1/2052	7,333,722	6,767,705
Freddie Mac Gold Pool 4% 9/1/2038	54,559	52,019
Freddie Mac Gold Pool 4% 9/1/2039	101,729	97,559
Freddie Mac Gold Pool 4% 9/1/2040	82,661	79,061
Freddie Mac Gold Pool 4% 9/1/2041	3,066	2,924
Freddie Mac Gold Pool 4% 9/1/2041	1,548	1,473
Freddie Mac Gold Pool 4% 9/1/2043	5,737	5,432
Freddie Mac Gold Pool 4% 9/1/2043	5,720	5,424
Freddie Mac Gold Pool 4% 9/1/2044	30,066	28,463
Freddie Mac Gold Pool 4% 9/1/2044	27,056	25,593
Freddie Mac Gold Pool 4% 9/1/2044	24,324	22,980
Freddie Mac Gold Pool 4% 9/1/2045	1,154,858	1,088,143
Freddie Mac Gold Pool 4% 9/1/2045	82,637	77,884
Freddie Mac Gold Pool 4% 9/1/2045	57,995	54,731
Freddie Mac Gold Pool 4% 9/1/2045	16,085	15,163
Freddie Mac Gold Pool 4% 9/1/2045	12,290	11,571
Freddie Mac Gold Pool 4% 9/1/2046	6,569	6,177
Freddie Mac Gold Pool 4% 9/1/2047	124,610	116,162
Freddie Mac Gold Pool 4% 9/1/2048	2,514,378	2,334,461
Freddie Mac Gold Pool 4% 9/1/2048	136,702	126,964
Freddie Mac Gold Pool 4% 9/1/2048	129,362	120,147
Freddie Mac Gold Pool 4% 9/1/2048	118,405	110,081
Freddie Mac Gold Pool 4% 9/1/2048	98,122	91,101
Freddie Mac Gold Pool 4% 9/1/2048	95,554	88,837
Freddie Mac Gold Pool 4% 9/1/2048	77,266	71,762
Freddie Mac Gold Pool 4% 9/1/2048	72,392	67,235
Freddie Mac Gold Pool 4% 9/1/2048	8,186	7,610
Freddie Mac Gold Pool 4% 9/1/2049	360,099	333,319
Freddie Mac Gold Pool 4% 9/1/2052	10,825,696	9,949,572
Freddie Mac Gold Pool 4% 9/1/2052	3,333,955	3,064,138
Freddie Mac Gold Pool 4.5% 1/1/2041	99,706	97,617
Freddie Mac Gold Pool 4.5% 1/1/2042	63,875	62,520
Freddie Mac Gold Pool 4.5% 1/1/2044	251,210	244,510
Freddie Mac Gold Pool 4.5% 1/1/2048	27,779	26,566
Freddie Mac Gold Pool 4.5% 1/1/2049	726,049	691,357
Freddie Mac Gold Pool 4.5% 1/1/2049	162,912	155,337
Freddie Mac Gold Pool 4.5% 1/1/2049	146,265	139,413
Freddie Mac Gold Pool 4.5% 1/1/2049	103,295	98,088
Freddie Mac Gold Pool 4.5% 1/1/2049	99,278	94,720
Freddie Mac Gold Pool 4.5% 1/1/2049	14,780	14,093
Freddie Mac Gold Pool 4.5% 1/1/2050	55,640	52,895
Freddie Mac Gold Pool 4.5% 1/1/2053	10,878,184	10,365,195
Freddie Mac Gold Pool 4.5% 1/1/2053	958,197	907,620
Freddie Mac Gold Pool 4.5% 1/1/2053	249,989	236,794
Freddie Mac Gold Pool 4.5% 10/1/2039	20,681	20,294
Freddie Mac Gold Pool 4.5% 10/1/2040	41,094	40,176
Freddie Mac Gold Pool 4.5% 10/1/2041	224,510	219,350
Freddie Mac Gold Pool 4.5% 10/1/2043	69,111	67,220
Freddie Mac Gold Pool 4.5% 10/1/2044	2,849	2,764
Freddie Mac Gold Pool 4.5% 10/1/2047	7,533	7,214
Freddie Mac Gold Pool 4.5% 10/1/2048	47,998	45,749
Freddie Mac Gold Pool 4.5% 10/1/2048	26,510	25,327
Freddie Mac Gold Pool 4.5% 10/1/2052	2,958,189	2,802,972
Freddie Mac Gold Pool 4.5% 10/1/2052	1,635,186	1,549,388
Freddie Mac Gold Pool 4.5% 10/1/2052	65,217	61,856
Freddie Mac Gold Pool 4.5% 10/1/2052	36,645	34,768
Freddie Mac Gold Pool 4.5% 10/1/2054	983,460	927,555
Freddie Mac Gold Pool 4.5% 10/1/2054	779,451	734,656
Freddie Mac Gold Pool 4.5% 10/1/2054	717,231	678,925
Freddie Mac Gold Pool 4.5% 10/1/2054	233,273	219,637
Freddie Mac Gold Pool 4.5% 10/1/2054	224,300	211,620
Freddie Mac Gold Pool 4.5% 11/1/2039	357,346	350,234
Freddie Mac Gold Pool 4.5% 11/1/2040	8,638,954	8,449,040
Freddie Mac Gold Pool 4.5% 11/1/2041	232,594	227,452
Freddie Mac Gold Pool 4.5% 11/1/2047	119,619	114,543
Freddie Mac Gold Pool 4.5% 11/1/2047	89,581	85,780
Freddie Mac Gold Pool 4.5% 11/1/2047	23,521	22,493
Freddie Mac Gold Pool 4.5% 11/1/2047	19,533	18,704
Freddie Mac Gold Pool 4.5% 11/1/2047	9,143	8,781
Freddie Mac Gold Pool 4.5% 11/1/2047	8,279	7,928
Freddie Mac Gold Pool 4.5% 11/1/2048	250,892	239,139
Freddie Mac Gold Pool 4.5% 11/1/2048	129,136	123,087
Freddie Mac Gold Pool 4.5% 11/1/2048	64,879	61,840
Freddie Mac Gold Pool 4.5% 11/1/2048	13,474	12,860
Freddie Mac Gold Pool 4.5% 11/1/2052	200,308	189,798
Freddie Mac Gold Pool 4.5% 11/1/2052	177,375	167,680
Freddie Mac Gold Pool 4.5% 11/1/2053	349,960	330,942
Freddie Mac Gold Pool 4.5% 11/1/2054	916,687	863,719
Freddie Mac Gold Pool 4.5% 12/1/2043	241,140	234,489
Freddie Mac Gold Pool 4.5% 12/1/2044	14,708	14,269
Freddie Mac Gold Pool 4.5% 12/1/2048	658,167	626,718
Freddie Mac Gold Pool 4.5% 12/1/2048	141,622	136,011
Freddie Mac Gold Pool 4.5% 12/1/2048	34,802	33,139
Freddie Mac Gold Pool 4.5% 12/1/2048	4,275	4,075
Freddie Mac Gold Pool 4.5% 12/1/2052	25,202,204	23,879,842
Freddie Mac Gold Pool 4.5% 12/1/2052	6,508,626	6,205,763
Freddie Mac Gold Pool 4.5% 12/1/2054	254,192	239,436
Freddie Mac Gold Pool 4.5% 2/1/2031	2,121	2,107
Freddie Mac Gold Pool 4.5% 2/1/2041	20,317	19,829
Freddie Mac Gold Pool 4.5% 2/1/2044	1,136,362	1,108,018
Freddie Mac Gold Pool 4.5% 2/1/2045	3,659	3,560
Freddie Mac Gold Pool 4.5% 2/1/2046	18,242	17,576
Freddie Mac Gold Pool 4.5% 2/1/2047	27,567	26,458
Freddie Mac Gold Pool 4.5% 2/1/2048	29,990	28,680
Freddie Mac Gold Pool 4.5% 2/1/2049	263,907	251,297
Freddie Mac Gold Pool 4.5% 2/1/2049	9,999	9,534
Freddie Mac Gold Pool 4.5% 2/1/2053	3,275,174	3,105,372
Freddie Mac Gold Pool 4.5% 2/1/2053	715,254	677,501
Freddie Mac Gold Pool 4.5% 2/1/2054	926,324	873,377
Freddie Mac Gold Pool 4.5% 3/1/2047	6,614	6,348
Freddie Mac Gold Pool 4.5% 3/1/2049	418,036	397,068
Freddie Mac Gold Pool 4.5% 3/1/2049	184,890	175,939
Freddie Mac Gold Pool 4.5% 3/1/2053	472,331	446,736
Freddie Mac Gold Pool 4.5% 3/1/2053	468,100	443,393
Freddie Mac Gold Pool 4.5% 3/1/2053	69,686	66,073
Freddie Mac Gold Pool 4.5% 4/1/2041	27,737	27,065
Freddie Mac Gold Pool 4.5% 4/1/2041	26,814	26,219
Freddie Mac Gold Pool 4.5% 4/1/2044	104,226	101,388
Freddie Mac Gold Pool 4.5% 4/1/2046	4,146	3,990
Freddie Mac Gold Pool 4.5% 4/1/2047	66,425	63,627
Freddie Mac Gold Pool 4.5% 4/1/2047	13,463	12,921
Freddie Mac Gold Pool 4.5% 4/1/2047	6,331	6,076
Freddie Mac Gold Pool 4.5% 4/1/2048	82,391	78,792
Freddie Mac Gold Pool 4.5% 4/1/2048	24,787	23,766
Freddie Mac Gold Pool 4.5% 4/1/2049	231,339	220,141
Freddie Mac Gold Pool 4.5% 4/1/2049	146,305	140,594
Freddie Mac Gold Pool 4.5% 4/1/2049	1,694	1,621
Freddie Mac Gold Pool 4.5% 4/1/2052	47,570	45,148
Freddie Mac Gold Pool 4.5% 4/1/2053	4,574,720	4,331,825
Freddie Mac Gold Pool 4.5% 4/1/2054	544,284	513,174
Freddie Mac Gold Pool 4.5% 4/1/2054	420,846	396,791
Freddie Mac Gold Pool 4.5% 4/1/2056	250,609	235,502
Freddie Mac Gold Pool 4.5% 5/1/2039	150,902	146,474
Freddie Mac Gold Pool 4.5% 5/1/2039	111,461	109,461
Freddie Mac Gold Pool 4.5% 5/1/2041	26,190	25,545
Freddie Mac Gold Pool 4.5% 5/1/2041	25,776	25,221
Freddie Mac Gold Pool 4.5% 5/1/2041	19,250	18,833
Freddie Mac Gold Pool 4.5% 5/1/2044	34,642	33,773
Freddie Mac Gold Pool 4.5% 5/1/2047	8,380	8,043
Freddie Mac Gold Pool 4.5% 5/1/2047	4,493	4,312
Freddie Mac Gold Pool 4.5% 5/1/2047	3,777	3,625
Freddie Mac Gold Pool 4.5% 5/1/2048	698,130	666,979
Freddie Mac Gold Pool 4.5% 5/1/2049	303,178	288,502
Freddie Mac Gold Pool 4.5% 5/1/2049	152,903	146,696
Freddie Mac Gold Pool 4.5% 5/1/2053	36,890	34,932
Freddie Mac Gold Pool 4.5% 5/1/2053	25,044	23,714
Freddie Mac Gold Pool 4.5% 5/1/2054	1,011,815	955,563
Freddie Mac Gold Pool 4.5% 5/1/2054	120,502	113,614
Freddie Mac Gold Pool 4.5% 5/1/2056	13,836,587	13,002,482
Freddie Mac Gold Pool 4.5% 5/1/2056	1,794,297	1,686,132
Freddie Mac Gold Pool 4.5% 6/1/2040	716,099	701,696
Freddie Mac Gold Pool 4.5% 6/1/2041	26,370	25,871
Freddie Mac Gold Pool 4.5% 6/1/2041	22,032	21,542
Freddie Mac Gold Pool 4.5% 6/1/2041	18,420	18,047
Freddie Mac Gold Pool 4.5% 6/1/2041	12,645	12,344
Freddie Mac Gold Pool 4.5% 6/1/2041	8,694	8,543
Freddie Mac Gold Pool 4.5% 6/1/2047	56,107	53,848
Freddie Mac Gold Pool 4.5% 6/1/2047	55,103	52,814
Freddie Mac Gold Pool 4.5% 6/1/2047	4,825	4,631
Freddie Mac Gold Pool 4.5% 6/1/2048	126,933	121,348
Freddie Mac Gold Pool 4.5% 6/1/2048	48,741	46,504
Freddie Mac Gold Pool 4.5% 6/1/2048	33,803	32,295
Freddie Mac Gold Pool 4.5% 6/1/2048	3,548	3,385
Freddie Mac Gold Pool 4.5% 6/1/2049	13,477	12,825
Freddie Mac Gold Pool 4.5% 6/1/2053	1,819,468	1,722,863
Freddie Mac Gold Pool 4.5% 6/1/2053	661,292	623,804
Freddie Mac Gold Pool 4.5% 6/1/2053	351,008	332,371
Freddie Mac Gold Pool 4.5% 6/1/2054	872,346	822,212
Freddie Mac Gold Pool 4.5% 6/1/2056	903,660	849,185
Freddie Mac Gold Pool 4.5% 7/1/2030	2,576	2,563
Freddie Mac Gold Pool 4.5% 7/1/2039	139,749	137,134
Freddie Mac Gold Pool 4.5% 7/1/2040	4,221,831	4,126,265
Freddie Mac Gold Pool 4.5% 7/1/2041	108,629	106,040
Freddie Mac Gold Pool 4.5% 7/1/2043	30,538	29,831
Freddie Mac Gold Pool 4.5% 7/1/2047	230,928	221,129
Freddie Mac Gold Pool 4.5% 7/1/2047	70,389	67,226
Freddie Mac Gold Pool 4.5% 7/1/2048	12,748	12,179
Freddie Mac Gold Pool 4.5% 7/1/2048	5,504	5,252
Freddie Mac Gold Pool 4.5% 7/1/2048	4,280	4,086
Freddie Mac Gold Pool 4.5% 7/1/2049	15,753	14,990
Freddie Mac Gold Pool 4.5% 7/1/2053	800,964	758,186
Freddie Mac Gold Pool 4.5% 7/1/2053	425,875	403,263
Freddie Mac Gold Pool 4.5% 7/1/2053	290,394	274,975
Freddie Mac Gold Pool 4.5% 7/1/2053	34,321	32,417
Freddie Mac Gold Pool 4.5% 7/1/2056	1,976,434	1,857,289
Freddie Mac Gold Pool 4.5% 8/1/2039	28,210	27,682
Freddie Mac Gold Pool 4.5% 8/1/2042	35,989	35,047
Freddie Mac Gold Pool 4.5% 8/1/2047	612,273	586,292
Freddie Mac Gold Pool 4.5% 8/1/2048	2,268,487	2,164,346
Freddie Mac Gold Pool 4.5% 8/1/2048	388,416	371,084
Freddie Mac Gold Pool 4.5% 8/1/2048	77,885	74,310
Freddie Mac Gold Pool 4.5% 8/1/2048	67,656	64,550
Freddie Mac Gold Pool 4.5% 8/1/2052	16,160,081	15,332,360
Freddie Mac Gold Pool 4.5% 8/1/2053	2,573,629	2,436,178
Freddie Mac Gold Pool 4.5% 8/1/2053	340,935	322,726
Freddie Mac Gold Pool 4.5% 8/1/2053	243,586	230,805
Freddie Mac Gold Pool 4.5% 8/1/2054	511,595	482,290
Freddie Mac Gold Pool 4.5% 9/1/2038	216	212
Freddie Mac Gold Pool 4.5% 9/1/2044	6,534	6,353
Freddie Mac Gold Pool 4.5% 9/1/2044	2,387	2,321
Freddie Mac Gold Pool 4.5% 9/1/2046	22,953	22,087
Freddie Mac Gold Pool 4.5% 9/1/2046	8,212	7,920
Freddie Mac Gold Pool 4.5% 9/1/2047	85,215	81,599
Freddie Mac Gold Pool 4.5% 9/1/2047	53,542	51,270
Freddie Mac Gold Pool 4.5% 9/1/2047	18,027	17,262
Freddie Mac Gold Pool 4.5% 9/1/2047	14,241	13,637
Freddie Mac Gold Pool 4.5% 9/1/2048	366,258	349,915
Freddie Mac Gold Pool 4.5% 9/1/2048	198,027	189,191
Freddie Mac Gold Pool 4.5% 9/1/2052	26,440,610	25,086,320
Freddie Mac Gold Pool 4.5% 9/1/2052	463,071	438,774
Freddie Mac Gold Pool 4.5% 9/1/2052	150,907	143,177
Freddie Mac Gold Pool 4.5% 9/1/2054	1,376,756	1,297,634
Freddie Mac Gold Pool 4.5% 9/1/2054	731,526	688,765
Freddie Mac Gold Pool 5% 1/1/2037	1,269	1,266
Freddie Mac Gold Pool 5% 1/1/2039	1,651	1,646
Freddie Mac Gold Pool 5% 1/1/2039	297	296
Freddie Mac Gold Pool 5% 1/1/2040	9,601	9,560
Freddie Mac Gold Pool 5% 1/1/2049	43,036	42,334
Freddie Mac Gold Pool 5% 1/1/2053	588,109	571,350
Freddie Mac Gold Pool 5% 1/1/2053	532,291	518,953
Freddie Mac Gold Pool 5% 1/1/2053	324,142	315,088
Freddie Mac Gold Pool 5% 1/1/2053	118,161	115,326
Freddie Mac Gold Pool 5% 1/1/2054	419,319	407,370
Freddie Mac Gold Pool 5% 1/1/2055	684,723	663,156
Freddie Mac Gold Pool 5% 1/1/2056	314,375	303,932
Freddie Mac Gold Pool 5% 1/1/2056	263,981	255,056
Freddie Mac Gold Pool 5% 10/1/2038	3,095	3,085
Freddie Mac Gold Pool 5% 10/1/2039	978	975
Freddie Mac Gold Pool 5% 10/1/2048	372,350	366,627
Freddie Mac Gold Pool 5% 10/1/2049	5,319,953	5,233,191
Freddie Mac Gold Pool 5% 10/1/2052	558,395	539,645
Freddie Mac Gold Pool 5% 10/1/2052	126,517	123,347
Freddie Mac Gold Pool 5% 10/1/2052	97,803	95,413
Freddie Mac Gold Pool 5% 10/1/2052	27,781	27,085
Freddie Mac Gold Pool 5% 11/1/2038	7,468	7,444
Freddie Mac Gold Pool 5% 11/1/2038	5,796	5,775
Freddie Mac Gold Pool 5% 11/1/2048	3,254	3,193
Freddie Mac Gold Pool 5% 11/1/2052	554,040	540,503
Freddie Mac Gold Pool 5% 11/1/2052	478,567	466,575
Freddie Mac Gold Pool 5% 11/1/2053	8,846,162	8,613,431
Freddie Mac Gold Pool 5% 11/1/2054	18,143,613	17,592,568
Freddie Mac Gold Pool 5% 11/1/2054	257,680	249,975
Freddie Mac Gold Pool 5% 11/1/2054	57,779	56,024
Freddie Mac Gold Pool 5% 11/1/2054	38,306	37,143
Freddie Mac Gold Pool 5% 12/1/2036	8,737	8,718
Freddie Mac Gold Pool 5% 12/1/2038	69,832	69,612
Freddie Mac Gold Pool 5% 12/1/2038	2,266	2,258
Freddie Mac Gold Pool 5% 12/1/2048	155,082	152,155
Freddie Mac Gold Pool 5% 12/1/2048	24,808	24,340
Freddie Mac Gold Pool 5% 12/1/2049	119,011	116,922
Freddie Mac Gold Pool 5% 12/1/2052	8,466,048	8,253,899
Freddie Mac Gold Pool 5% 12/1/2053	10,698,455	10,507,260
Freddie Mac Gold Pool 5% 12/1/2053	1,683,237	1,635,271
Freddie Mac Gold Pool 5% 12/1/2054	911,529	884,129
Freddie Mac Gold Pool 5% 2/1/2037	4,943	4,930
Freddie Mac Gold Pool 5% 2/1/2038	92,038	91,902
Freddie Mac Gold Pool 5% 2/1/2038	19,013	18,948
Freddie Mac Gold Pool 5% 2/1/2038	1,796	1,790
Freddie Mac Gold Pool 5% 2/1/2039	66,626	66,382
Freddie Mac Gold Pool 5% 2/1/2039	1,980	1,973
Freddie Mac Gold Pool 5% 2/1/2049	370,931	365,367
Freddie Mac Gold Pool 5% 2/1/2049	290,582	284,808
Freddie Mac Gold Pool 5% 2/1/2053	7,291,328	7,087,198
Freddie Mac Gold Pool 5% 2/1/2053	728,117	709,644
Freddie Mac Gold Pool 5% 2/1/2053	139,881	136,376
Freddie Mac Gold Pool 5% 2/1/2053	77,382	75,133
Freddie Mac Gold Pool 5% 2/1/2055	24,298,445	23,560,470
Freddie Mac Gold Pool 5% 2/1/2056	7,307,681	7,060,617
Freddie Mac Gold Pool 5% 2/1/2056	2,277,614	2,200,611
Freddie Mac Gold Pool 5% 2/1/2056	388,496	375,240
Freddie Mac Gold Pool 5% 3/1/2027	12	12
Freddie Mac Gold Pool 5% 3/1/2037	848	845
Freddie Mac Gold Pool 5% 3/1/2037	85	85
Freddie Mac Gold Pool 5% 3/1/2038	7,402	7,380
Freddie Mac Gold Pool 5% 3/1/2038	345	344
Freddie Mac Gold Pool 5% 3/1/2039	2,604	2,594
Freddie Mac Gold Pool 5% 3/1/2050	429,843	422,026
Freddie Mac Gold Pool 5% 3/1/2053	647,300	630,493
Freddie Mac Gold Pool 5% 3/1/2053	225,657	219,099
Freddie Mac Gold Pool 5% 3/1/2054	1,025,613	995,105
Freddie Mac Gold Pool 5% 3/1/2056	5,969,239	5,765,560
Freddie Mac Gold Pool 5% 3/1/2056	3,471,281	3,355,006
Freddie Mac Gold Pool 5% 3/1/2056	3,094,416	2,988,831
Freddie Mac Gold Pool 5% 3/1/2056	96,922	93,615
Freddie Mac Gold Pool 5% 4/1/2028	42	42
Freddie Mac Gold Pool 5% 4/1/2038	34,295	34,185
Freddie Mac Gold Pool 5% 4/1/2038	30,751	30,644
Freddie Mac Gold Pool 5% 4/1/2038	2,209	2,201
Freddie Mac Gold Pool 5% 4/1/2039	203	202
Freddie Mac Gold Pool 5% 4/1/2040	698,309	697,688
Freddie Mac Gold Pool 5% 4/1/2049	84,490	83,059
Freddie Mac Gold Pool 5% 4/1/2050	45,986	45,150
Freddie Mac Gold Pool 5% 4/1/2053	8,497,188	8,300,190
Freddie Mac Gold Pool 5% 4/1/2053	573,275	558,551
Freddie Mac Gold Pool 5% 4/1/2053	49,330	47,896
Freddie Mac Gold Pool 5% 4/1/2054	1,015,112	985,043
Freddie Mac Gold Pool 5% 4/1/2055	2,047,681	1,983,187
Freddie Mac Gold Pool 5% 4/1/2055	45,437	44,015
Freddie Mac Gold Pool 5% 4/1/2056	1,159,019	1,119,472
Freddie Mac Gold Pool 5% 5/1/2028	1,324	1,326
Freddie Mac Gold Pool 5% 5/1/2035	73,185	73,057
Freddie Mac Gold Pool 5% 5/1/2037	1,146	1,143
Freddie Mac Gold Pool 5% 5/1/2039	2,070,152	2,068,635
Freddie Mac Gold Pool 5% 5/1/2050	363,595	356,984
Freddie Mac Gold Pool 5% 5/1/2053	697,225	680,407
Freddie Mac Gold Pool 5% 5/1/2053	152,216	148,401
Freddie Mac Gold Pool 5% 5/1/2053	105,704	102,989
Freddie Mac Gold Pool 5% 5/1/2054	1,714,861	1,663,314
Freddie Mac Gold Pool 5% 5/1/2056	14,665,929	14,165,508
Freddie Mac Gold Pool 5% 5/1/2056	4,000,000	3,863,514
Freddie Mac Gold Pool 5% 5/1/2056	53,576	51,748
Freddie Mac Gold Pool 5% 6/1/2037	1,580	1,576
Freddie Mac Gold Pool 5% 6/1/2037	1,391	1,387
Freddie Mac Gold Pool 5% 6/1/2038	51,598	51,426
Freddie Mac Gold Pool 5% 6/1/2038	7,724	7,701
Freddie Mac Gold Pool 5% 6/1/2038	3,993	3,981
Freddie Mac Gold Pool 5% 6/1/2048	167,177	164,607
Freddie Mac Gold Pool 5% 6/1/2050	427,027	418,729
Freddie Mac Gold Pool 5% 6/1/2053	3,294,549	3,209,933
Freddie Mac Gold Pool 5% 6/1/2054	443,425	430,096
Freddie Mac Gold Pool 5% 6/1/2054	31,064	30,179
Freddie Mac Gold Pool 5% 6/1/2055	20,962	20,371
Freddie Mac Gold Pool 5% 6/1/2056	19,583,719	18,915,498
Freddie Mac Gold Pool 5% 6/1/2056	2,972,493	2,871,068
Freddie Mac Gold Pool 5% 7/1/2031	275	275
Freddie Mac Gold Pool 5% 7/1/2036	526	524
Freddie Mac Gold Pool 5% 7/1/2038	426	425
Freddie Mac Gold Pool 5% 7/1/2040	2,312,413	2,304,937
Freddie Mac Gold Pool 5% 7/1/2040	18,823	18,758
Freddie Mac Gold Pool 5% 7/1/2049	1,940	1,897
Freddie Mac Gold Pool 5% 7/1/2052	9,169,776	8,945,724
Freddie Mac Gold Pool 5% 7/1/2052	2,834,603	2,774,201
Freddie Mac Gold Pool 5% 7/1/2054	194,324	188,422
Freddie Mac Gold Pool 5% 7/1/2055	405,078	391,763
Freddie Mac Gold Pool 5% 7/1/2056	2,973,392	2,871,936
Freddie Mac Gold Pool 5% 7/1/2056	2,405,191	2,323,122
Freddie Mac Gold Pool 5% 8/1/2037	3,511	3,502
Freddie Mac Gold Pool 5% 8/1/2038	8,749	8,721
Freddie Mac Gold Pool 5% 8/1/2038	6,616	6,602
Freddie Mac Gold Pool 5% 8/1/2040	2,757,521	2,746,883
Freddie Mac Gold Pool 5% 8/1/2040	220,948	219,895
Freddie Mac Gold Pool 5% 8/1/2040	76,747	76,470
Freddie Mac Gold Pool 5% 8/1/2040	8,328	8,289
Freddie Mac Gold Pool 5% 8/1/2040	2,208	2,197
Freddie Mac Gold Pool 5% 8/1/2041	400,000	398,332
Freddie Mac Gold Pool 5% 8/1/2048	301,945	297,398
Freddie Mac Gold Pool 5% 8/1/2048	11,206	11,033
Freddie Mac Gold Pool 5% 8/1/2049	3,460	3,401
Freddie Mac Gold Pool 5% 8/1/2052	7,676,040	7,522,068
Freddie Mac Gold Pool 5% 8/1/2052	6,422,325	6,285,373
Freddie Mac Gold Pool 5% 8/1/2052	2,717,576	2,640,645
Freddie Mac Gold Pool 5% 8/1/2052	273,942	267,248
Freddie Mac Gold Pool 5% 8/1/2053	506,540	493,214
Freddie Mac Gold Pool 5% 8/1/2053	312,059	304,044
Freddie Mac Gold Pool 5% 8/1/2055	4,314,333	4,194,087
Freddie Mac Gold Pool 5% 8/1/2055	1,132,729	1,095,140
Freddie Mac Gold Pool 5% 8/1/2056	2,989,717	2,887,704
Freddie Mac Gold Pool 5% 9/1/2031	484	484
Freddie Mac Gold Pool 5% 9/1/2038	148,148	147,659
Freddie Mac Gold Pool 5% 9/1/2038	73,286	73,393
Freddie Mac Gold Pool 5% 9/1/2039	131,012	130,579
Freddie Mac Gold Pool 5% 9/1/2039	94,247	93,916
Freddie Mac Gold Pool 5% 9/1/2039	3,339	3,324
Freddie Mac Gold Pool 5% 9/1/2041	400,000	398,457
Freddie Mac Gold Pool 5% 9/1/2052	5,551,561	5,415,915
Freddie Mac Gold Pool 5% 9/1/2052	699,155	679,363
Freddie Mac Gold Pool 5% 9/1/2052	549,667	539,500
Freddie Mac Gold Pool 5% 9/1/2052	318,518	309,441
Freddie Mac Gold Pool 5% 9/1/2054	348,246	337,669
Freddie Mac Gold Pool 5% 9/1/2054	37,053	35,927
Freddie Mac Gold Pool 5% 9/1/2055	3,435,230	3,320,163
Freddie Mac Gold Pool 5% 9/1/2056	8,624,138	8,329,871
Freddie Mac Gold Pool 5.5% 1/1/2036	23,371	23,673
Freddie Mac Gold Pool 5.5% 1/1/2037	3,288	3,332
Freddie Mac Gold Pool 5.5% 1/1/2037	2,270	2,300
Freddie Mac Gold Pool 5.5% 1/1/2038	5,978	6,058
Freddie Mac Gold Pool 5.5% 1/1/2038	3,744	3,792
Freddie Mac Gold Pool 5.5% 1/1/2038	1,737	1,760
Freddie Mac Gold Pool 5.5% 1/1/2039	46,791	47,390
Freddie Mac Gold Pool 5.5% 1/1/2039	4,418	4,475
Freddie Mac Gold Pool 5.5% 1/1/2041	8,967	9,084
Freddie Mac Gold Pool 5.5% 1/1/2053	5,639,407	5,610,320
Freddie Mac Gold Pool 5.5% 1/1/2053	4,258,042	4,257,369
Freddie Mac Gold Pool 5.5% 1/1/2053	254,103	252,912
Freddie Mac Gold Pool 5.5% 1/1/2054	2,305,286	2,296,998
Freddie Mac Gold Pool 5.5% 1/1/2054	479,142	475,802
Freddie Mac Gold Pool 5.5% 1/1/2055	2,257,735	2,242,562
Freddie Mac Gold Pool 5.5% 10/1/2033	1,471	1,488
Freddie Mac Gold Pool 5.5% 10/1/2035	10,155	10,287
Freddie Mac Gold Pool 5.5% 10/1/2036	674	683
Freddie Mac Gold Pool 5.5% 10/1/2053	259,524	258,672
Freddie Mac Gold Pool 5.5% 10/1/2054	8,115,840	8,132,312
Freddie Mac Gold Pool 5.5% 10/1/2055	12,889,793	12,925,772
Freddie Mac Gold Pool 5.5% 11/1/2028	824	829
Freddie Mac Gold Pool 5.5% 11/1/2037	8,993	9,109
Freddie Mac Gold Pool 5.5% 11/1/2038	1,843	1,867
Freddie Mac Gold Pool 5.5% 11/1/2052	155,664	155,640
Freddie Mac Gold Pool 5.5% 11/1/2053	2,379,969	2,371,412
Freddie Mac Gold Pool 5.5% 11/1/2053	24,341	24,180
Freddie Mac Gold Pool 5.5% 11/1/2054	7,494,391	7,535,363
Freddie Mac Gold Pool 5.5% 11/1/2054	4,836,176	4,803,675
Freddie Mac Gold Pool 5.5% 12/1/2035	1,216	1,232
Freddie Mac Gold Pool 5.5% 12/1/2037	735	745
Freddie Mac Gold Pool 5.5% 12/1/2039	22,568	22,862
Freddie Mac Gold Pool 5.5% 12/1/2052	9,010,392	9,008,969
Freddie Mac Gold Pool 5.5% 12/1/2053	16,081,730	16,023,910
Freddie Mac Gold Pool 5.5% 12/1/2054	17,460,914	17,343,570
Freddie Mac Gold Pool 5.5% 2/1/2028	29	30
Freddie Mac Gold Pool 5.5% 2/1/2036	550	558
Freddie Mac Gold Pool 5.5% 2/1/2038	1,794	1,818
Freddie Mac Gold Pool 5.5% 2/1/2039	2,409	2,440
Freddie Mac Gold Pool 5.5% 3/1/2034	97,907	99,096
Freddie Mac Gold Pool 5.5% 3/1/2037	791	802
Freddie Mac Gold Pool 5.5% 3/1/2038	3,765	3,814
Freddie Mac Gold Pool 5.5% 3/1/2039	219,276	222,111
Freddie Mac Gold Pool 5.5% 3/1/2039	6,366	6,451
Freddie Mac Gold Pool 5.5% 3/1/2053	8,506,020	8,496,702
Freddie Mac Gold Pool 5.5% 3/1/2053	522,404	519,546
Freddie Mac Gold Pool 5.5% 3/1/2054	6,775,334	6,744,622
Freddie Mac Gold Pool 5.5% 3/1/2055	1,692,215	1,678,727
Freddie Mac Gold Pool 5.5% 4/1/2027	15	15
Freddie Mac Gold Pool 5.5% 4/1/2038	19,803	20,061
Freddie Mac Gold Pool 5.5% 4/1/2038	3,734	3,782
Freddie Mac Gold Pool 5.5% 4/1/2038	1,677	1,698
Freddie Mac Gold Pool 5.5% 4/1/2038	1,441	1,459
Freddie Mac Gold Pool 5.5% 4/1/2039	15,834	16,039
Freddie Mac Gold Pool 5.5% 4/1/2040	55,769	56,495
Freddie Mac Gold Pool 5.5% 4/1/2053	14,869,373	14,843,792
Freddie Mac Gold Pool 5.5% 4/1/2053	10,803,447	10,784,861
Freddie Mac Gold Pool 5.5% 4/1/2053	83,114	82,971
Freddie Mac Gold Pool 5.5% 4/1/2054	11,880,073	11,959,873
Freddie Mac Gold Pool 5.5% 4/1/2054	206,184	205,120
Freddie Mac Gold Pool 5.5% 4/1/2055	201,971	200,210
Freddie Mac Gold Pool 5.5% 5/1/2028	465	468
Freddie Mac Gold Pool 5.5% 5/1/2036	3,310	3,352
Freddie Mac Gold Pool 5.5% 5/1/2036	1,696	1,718
Freddie Mac Gold Pool 5.5% 5/1/2036	604	613
Freddie Mac Gold Pool 5.5% 5/1/2036	517	523
Freddie Mac Gold Pool 5.5% 5/1/2037	60,159	60,974
Freddie Mac Gold Pool 5.5% 5/1/2037	1,775	1,797
Freddie Mac Gold Pool 5.5% 5/1/2037	544	551
Freddie Mac Gold Pool 5.5% 5/1/2038	34,702	35,155
Freddie Mac Gold Pool 5.5% 5/1/2038	1,532	1,552
Freddie Mac Gold Pool 5.5% 5/1/2038	1,366	1,384
Freddie Mac Gold Pool 5.5% 5/1/2038	1,173	1,188
Freddie Mac Gold Pool 5.5% 5/1/2040	1,292	1,309
Freddie Mac Gold Pool 5.5% 5/1/2040	1,257	1,273
Freddie Mac Gold Pool 5.5% 5/1/2054	10,243,604	10,190,769
Freddie Mac Gold Pool 5.5% 5/1/2055	21,503,726	21,332,333
Freddie Mac Gold Pool 5.5% 5/1/2056	28,115,466	28,163,744
Freddie Mac Gold Pool 5.5% 6/1/2027	707	709
Freddie Mac Gold Pool 5.5% 6/1/2030	1,126	1,130
Freddie Mac Gold Pool 5.5% 6/1/2038	18,201	18,437
Freddie Mac Gold Pool 5.5% 6/1/2038	3,767	3,816
Freddie Mac Gold Pool 5.5% 6/1/2038	2,798	2,836
Freddie Mac Gold Pool 5.5% 6/1/2038	2,119	2,147
Freddie Mac Gold Pool 5.5% 6/1/2040	11,780	11,934
Freddie Mac Gold Pool 5.5% 6/1/2041	98,079	99,320
Freddie Mac Gold Pool 5.5% 6/1/2041	74,007	74,950
Freddie Mac Gold Pool 5.5% 6/1/2041	34,850	35,292
Freddie Mac Gold Pool 5.5% 6/1/2049	741,685	755,011
Freddie Mac Gold Pool 5.5% 6/1/2053	650,351	649,191
Freddie Mac Gold Pool 5.5% 6/1/2053	632,984	631,302
Freddie Mac Gold Pool 5.5% 6/1/2053	409,236	409,043
Freddie Mac Gold Pool 5.5% 6/1/2053	364,512	363,544
Freddie Mac Gold Pool 5.5% 6/1/2053	222,384	221,720
Freddie Mac Gold Pool 5.5% 6/1/2054	5,485,636	5,457,342
Freddie Mac Gold Pool 5.5% 6/1/2055	12,565,246	12,461,170
Freddie Mac Gold Pool 5.5% 7/1/2028	564	566
Freddie Mac Gold Pool 5.5% 7/1/2035	61,571	62,307
Freddie Mac Gold Pool 5.5% 7/1/2036	31,445	31,866
Freddie Mac Gold Pool 5.5% 7/1/2038	1,884	1,909
Freddie Mac Gold Pool 5.5% 7/1/2038	1,111	1,126
Freddie Mac Gold Pool 5.5% 7/1/2039	1,255	1,271
Freddie Mac Gold Pool 5.5% 7/1/2053	4,471,926	4,460,040
Freddie Mac Gold Pool 5.5% 7/1/2053	1,695,858	1,691,350
Freddie Mac Gold Pool 5.5% 7/1/2053	567,418	565,910
Freddie Mac Gold Pool 5.5% 7/1/2053	387,644	386,614
Freddie Mac Gold Pool 5.5% 7/1/2053	32,126	32,041
Freddie Mac Gold Pool 5.5% 7/1/2053	11,648	11,617
Freddie Mac Gold Pool 5.5% 7/1/2054	297,736	296,107
Freddie Mac Gold Pool 5.5% 7/1/2054	229,067	227,814
Freddie Mac Gold Pool 5.5% 7/1/2055	5,435,454	5,390,433
Freddie Mac Gold Pool 5.5% 7/1/2055	3,705,318	3,674,627
Freddie Mac Gold Pool 5.5% 8/1/2038	3,887	3,940
Freddie Mac Gold Pool 5.5% 8/1/2038	2,585	2,620
Freddie Mac Gold Pool 5.5% 8/1/2038	1,615	1,636
Freddie Mac Gold Pool 5.5% 8/1/2038	670	679
Freddie Mac Gold Pool 5.5% 8/1/2039	6,678,135	6,761,897
Freddie Mac Gold Pool 5.5% 8/1/2039	29,234	29,626
Freddie Mac Gold Pool 5.5% 8/1/2040	6,564	6,649
Freddie Mac Gold Pool 5.5% 8/1/2053	3,803,583	3,793,473
Freddie Mac Gold Pool 5.5% 8/1/2053	1,286,586	1,283,167
Freddie Mac Gold Pool 5.5% 8/1/2053	975,401	972,808
Freddie Mac Gold Pool 5.5% 8/1/2053	970,917	968,336
Freddie Mac Gold Pool 5.5% 8/1/2053	123,683	123,233
Freddie Mac Gold Pool 5.5% 8/1/2053	38,155	38,041
Freddie Mac Gold Pool 5.5% 8/1/2054	8,759,108	8,711,192
Freddie Mac Gold Pool 5.5% 8/1/2055	2,988,829	2,964,073
Freddie Mac Gold Pool 5.5% 9/1/2038	22,892	23,191
Freddie Mac Gold Pool 5.5% 9/1/2038	3,355	3,399
Freddie Mac Gold Pool 5.5% 9/1/2038	1,774	1,798
Freddie Mac Gold Pool 5.5% 9/1/2040	5,214,297	5,273,181
Freddie Mac Gold Pool 5.5% 9/1/2040	117,996	119,508
Freddie Mac Gold Pool 5.5% 9/1/2053	7,478,578	7,501,609
Freddie Mac Gold Pool 5.5% 9/1/2053	2,063,633	2,056,858
Freddie Mac Gold Pool 5.5% 9/1/2053	1,348,704	1,345,119
Freddie Mac Gold Pool 5.5% 9/1/2053	909,703	906,716
Freddie Mac Gold Pool 5.5% 9/1/2053	534,560	531,210
Freddie Mac Gold Pool 5.5% 9/1/2053	210,800	210,108
Freddie Mac Gold Pool 5.5% 9/1/2053	114,879	114,140
Freddie Mac Gold Pool 5.5% 9/1/2054	15,058,429	14,976,053
Freddie Mac Gold Pool 5.5% 9/1/2055	874,828	867,308
Freddie Mac Gold Pool 5.5% 9/1/2055	668,582	662,835
Freddie Mac Gold Pool 5.5% 9/1/2056	6,625,000	6,576,337
Freddie Mac Gold Pool 6% 1/1/2053	1,899,140	1,929,045
Freddie Mac Gold Pool 6% 1/1/2056	4,083,032	4,132,461
Freddie Mac Gold Pool 6% 10/1/2054	564,918	573,593
Freddie Mac Gold Pool 6% 10/1/2055	14,953,065	15,143,431
Freddie Mac Gold Pool 6% 11/1/2053	14,737,193	14,966,259
Freddie Mac Gold Pool 6% 11/1/2053	2,231,466	2,266,151
Freddie Mac Gold Pool 6% 11/1/2053	341,378	346,685
Freddie Mac Gold Pool 6% 12/1/2052	10,021,272	10,224,011
Freddie Mac Gold Pool 6% 12/1/2053	9,394,421	9,626,313
Freddie Mac Gold Pool 6% 12/1/2054	361,963	366,435
Freddie Mac Gold Pool 6% 2/1/2054	3,273,641	3,321,455
Freddie Mac Gold Pool 6% 2/1/2054	1,061,117	1,077,610
Freddie Mac Gold Pool 6% 2/1/2055	4,247,739	4,372,502
Freddie Mac Gold Pool 6% 2/1/2055	1,899,192	1,949,633
Freddie Mac Gold Pool 6% 3/1/2053	2,201,182	2,241,587
Freddie Mac Gold Pool 6% 4/1/2032	31,705	32,275
Freddie Mac Gold Pool 6% 4/1/2053	6,687,433	6,810,187
Freddie Mac Gold Pool 6% 4/1/2053	2,204,703	2,238,662
Freddie Mac Gold Pool 6% 4/1/2054	16,707,268	17,135,333
Freddie Mac Gold Pool 6% 4/1/2054	1,494,752	1,524,960
Freddie Mac Gold Pool 6% 4/1/2054	1,109,499	1,124,362
Freddie Mac Gold Pool 6% 5/1/2053	2,310,255	2,351,218
Freddie Mac Gold Pool 6% 5/1/2054	20,178,953	20,721,192
Freddie Mac Gold Pool 6% 6/1/2053	10,766,562	10,957,463
Freddie Mac Gold Pool 6% 6/1/2054	658,838	669,573
Freddie Mac Gold Pool 6% 7/1/2053	117,561	119,461
Freddie Mac Gold Pool 6% 7/1/2056	8,824,119	8,930,943
Freddie Mac Gold Pool 6% 8/1/2037	4,669	4,789
Freddie Mac Gold Pool 6% 8/1/2053	3,541,460	3,598,720
Freddie Mac Gold Pool 6% 8/1/2054	3,321,404	3,366,802
Freddie Mac Gold Pool 6% 8/1/2055	38,315,701	38,803,496
Freddie Mac Gold Pool 6% 8/1/2055	8,009,256	8,196,945
Freddie Mac Gold Pool 6% 8/1/2055	7,118,484	7,209,109
Freddie Mac Gold Pool 6% 8/1/2056	90,333	91,420
Freddie Mac Gold Pool 6% 9/1/2027	4,084	4,132
Freddie Mac Gold Pool 6% 9/1/2054	16,512,436	16,738,135
Freddie Mac Gold Pool 6% 9/1/2054	3,545,145	3,640,408
Freddie Mac Gold Pool 6.5% 1/1/2053	3,099,429	3,217,244
Freddie Mac Gold Pool 6.5% 1/1/2053	80,118	83,495
Freddie Mac Gold Pool 6.5% 1/1/2053	32,715	33,958
Freddie Mac Gold Pool 6.5% 1/1/2054	660,203	681,327
Freddie Mac Gold Pool 6.5% 10/1/2037	2,144	2,228
Freddie Mac Gold Pool 6.5% 10/1/2055	5,267,404	5,428,534
Freddie Mac Gold Pool 6.5% 11/1/2036	1,078	1,120
Freddie Mac Gold Pool 6.5% 11/1/2052	9,073	9,382
Freddie Mac Gold Pool 6.5% 11/1/2053	111,635	115,251
Freddie Mac Gold Pool 6.5% 12/1/2037	1,798	1,868
Freddie Mac Gold Pool 6.5% 12/1/2052	166,460	172,788
Freddie Mac Gold Pool 6.5% 12/1/2053	10,560,723	10,908,529
Freddie Mac Gold Pool 6.5% 12/1/2053	4,721,776	4,924,131
Freddie Mac Gold Pool 6.5% 12/1/2054	4,894,502	5,141,351
Freddie Mac Gold Pool 6.5% 2/1/2053	2,438,270	2,527,906
Freddie Mac Gold Pool 6.5% 2/1/2053	540,560	558,709
Freddie Mac Gold Pool 6.5% 2/1/2054	7,758,805	8,088,284
Freddie Mac Gold Pool 6.5% 2/1/2055	9,136,860	9,418,213
Freddie Mac Gold Pool 6.5% 4/1/2055	5,009,485	5,166,248
Freddie Mac Gold Pool 6.5% 5/1/2055	34,548	35,629
Freddie Mac Gold Pool 6.5% 6/1/2054	8,432,406	8,820,134
Freddie Mac Gold Pool 6.5% 6/1/2054	4,477,162	4,692,819
Freddie Mac Gold Pool 6.5% 7/1/2054	58,145	61,041
Freddie Mac Gold Pool 6.5% 7/1/2055	11,251,400	11,605,247
Freddie Mac Gold Pool 6.5% 7/1/2055	7,215,221	7,553,746
Freddie Mac Gold Pool 6.5% 7/1/2055	4,884,093	5,033,498
Freddie Mac Gold Pool 6.5% 7/1/2055	1,505,250	1,571,170
Freddie Mac Gold Pool 6.5% 8/1/2053	2,658,821	2,749,710
Freddie Mac Gold Pool 6.5% 8/1/2054	18,163,646	18,732,045
Freddie Mac Gold Pool 6.5% 8/1/2055	4,863,813	5,012,597
Freddie Mac Gold Pool 6.5% 9/1/2033	713	735
Freddie Mac Gold Pool 6.5% 9/1/2037	1,156	1,198
Freddie Mac Gold Pool 6.5% 9/1/2053	316,078	326,883
Freddie Mac Gold Pool 6.5% 9/1/2054	5,298,297	5,553,506
Freddie Mac Gold Pool 6.5% 9/1/2054	603,835	622,731
Freddie Mac Gold Pool 7% 1/1/2054	7,150,947	7,558,511
Freddie Mac Gold Pool 7% 1/1/2054	1,474,822	1,557,206
Freddie Mac Manufactured Housing participation certificates 6% 4/1/2055	19,429,739	19,836,481
Freddie Mac Multiclass Mortgage participation certificates 2.5% 2/1/2032	4,319	4,135
Freddie Mac Multifamily Structured pass-thru certificates 4.5% 9/1/2054	719,404	678,060
Freddie Mac Multifamily Structured pass-thru certificates 5.5% 9/1/2054	1,905,414	1,894,758
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.0236%, 6.481% 9/1/2037 (b)(c)	3,248	3,367
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 1.696%, 5.375% 3/1/2036 (b)(c)	153,231	156,470
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.2304%, 5.947% 12/1/2035 (b)(c)	60,136	61,997
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.25%, 5.867% 3/1/2035 (b)(c)	36,404	37,465
Freddie Mac Non Gold Pool 4% 10/1/2040	41,722	39,816
Freddie Mac Non Gold Pool 4% 10/1/2040	379	367
Freddie Mac Non Gold Pool 4% 9/1/2040	77,021	73,579
Freddie Mac Non Gold Pool 4% 9/1/2040	23,418	22,415
Freddie Mac Non Gold Pool 4% 9/1/2040	1,887	1,805
Freddie Mac Non Gold Pool 4% 9/1/2040	1,604	1,534
Freddie Mac Non Gold Pool 4.5% 1/1/2055	751,220	708,047
Freddie Mac Non Gold Pool 4.5% 3/1/2055	684,310	645,838
Freddie Mac Non Gold Pool 4.5% 9/1/2040	146,908	143,672
Freddie Mac Non Gold Pool 5% 11/1/2054	1,154,964	1,119,886
Freddie Mac Non Gold Pool 5% 9/1/2040	24,540	24,420
Freddie Mac Non Gold Pool 5.5% 1/1/2054	2,140,122	2,127,913
Freddie Mac Non Gold Pool 5.5% 2/1/2055	127,324	126,866
Freddie Mac Non Gold Pool 5.5% 3/1/2054	362,544	360,334
Freddie Mac Non Gold Pool 5.5% 4/1/2054	5,045,092	5,019,070
Freddie Mac Non Gold Pool 5.5% 8/1/2053	30,052	30,038
Freddie Mac Non Gold Pool 5.5% 8/1/2055	89,251	88,553
Freddie Mac Non Gold Pool 6% 10/1/2054	1,345,830	1,363,805
Freddie Mac Non Gold Pool 6% 12/1/2054	2,483,654	2,515,894
Ginnie Mae I Pool 2% 11/20/2052	24,813	19,971
Ginnie Mae I Pool 2% 11/20/2055	712,496	571,688
Ginnie Mae I Pool 2.5% 7/20/2052	558,120	467,350
Ginnie Mae I Pool 2.5% 8/20/2052	160,838	134,680
Ginnie Mae I Pool 2.5% 9/20/2052	467,318	391,973
Ginnie Mae I Pool 3% 1/15/2043	35,661	32,140
Ginnie Mae I Pool 3% 1/15/2045	12,894	11,509
Ginnie Mae I Pool 3% 1/15/2045	12,364	11,007
Ginnie Mae I Pool 3% 1/15/2045	11,982	10,691
Ginnie Mae I Pool 3% 1/15/2045	7,657	6,791
Ginnie Mae I Pool 3% 1/15/2045	3,767	3,348
Ginnie Mae I Pool 3% 10/20/2042	414,430	375,148
Ginnie Mae I Pool 3% 10/20/2052	11,167,169	9,763,546
Ginnie Mae I Pool 3% 11/15/2042	10,107	9,098
Ginnie Mae I Pool 3% 11/20/2052	760,296	664,258
Ginnie Mae I Pool 3% 2/15/2045	49,413	43,989
Ginnie Mae I Pool 3% 2/15/2045	22,749	20,236
Ginnie Mae I Pool 3% 2/15/2045	8,906	7,917
Ginnie Mae I Pool 3% 2/20/2046	34,939	31,068
Ginnie Mae I Pool 3% 3/15/2045	91,758	81,533
Ginnie Mae I Pool 3% 3/15/2045	60,511	53,728
Ginnie Mae I Pool 3% 3/15/2045	51,655	46,054
Ginnie Mae I Pool 3% 3/15/2045	46,862	41,655
Ginnie Mae I Pool 3% 3/15/2045	42,308	37,823
Ginnie Mae I Pool 3% 3/15/2045	28,566	25,420
Ginnie Mae I Pool 3% 3/15/2045	18,309	16,257
Ginnie Mae I Pool 3% 3/15/2045	15,417	13,772
Ginnie Mae I Pool 3% 3/15/2045	15,193	13,535
Ginnie Mae I Pool 3% 3/15/2045	10,124	9,196
Ginnie Mae I Pool 3% 3/15/2045	6,102	5,468
Ginnie Mae I Pool 3% 3/15/2045	5,964	5,288
Ginnie Mae I Pool 3% 3/15/2045	3,750	3,333
Ginnie Mae I Pool 3% 4/15/2042	19,561	17,667
Ginnie Mae I Pool 3% 5/15/2042	11,840	10,721
Ginnie Mae I Pool 3% 5/15/2045	31,371	27,895
Ginnie Mae I Pool 3% 6/15/2042	13,904	12,537
Ginnie Mae I Pool 3% 6/15/2043	298,998	268,151
Ginnie Mae I Pool 3% 6/15/2043	57,815	51,625
Ginnie Mae I Pool 3% 6/15/2043	49,699	44,663
Ginnie Mae I Pool 3% 6/15/2045	30,939	27,703
Ginnie Mae I Pool 3% 6/15/2045	4,610	4,091
Ginnie Mae I Pool 3% 6/15/2045	3,329	2,955
Ginnie Mae I Pool 3% 6/20/2053	179,274	156,909
Ginnie Mae I Pool 3% 7/15/2042	9,184	8,372
Ginnie Mae I Pool 3% 7/15/2043	83,696	75,061
Ginnie Mae I Pool 3% 7/15/2045	50,400	44,637
Ginnie Mae I Pool 3% 7/15/2045	37,468	33,161
Ginnie Mae I Pool 3% 7/15/2045	31,811	28,235
Ginnie Mae I Pool 3% 7/15/2045	15,654	13,864
Ginnie Mae I Pool 3% 7/15/2045	14,854	13,248
Ginnie Mae I Pool 3% 7/15/2045	13,534	11,978
Ginnie Mae I Pool 3% 7/15/2045	13,180	11,756
Ginnie Mae I Pool 3% 7/15/2045	12,369	10,962
Ginnie Mae I Pool 3% 7/15/2045	11,463	10,160
Ginnie Mae I Pool 3% 7/15/2045	10,015	8,905
Ginnie Mae I Pool 3% 7/15/2045	2,477	2,191
Ginnie Mae I Pool 3% 7/20/2052	628,623	547,253
Ginnie Mae I Pool 3% 9/20/2052	21,480	18,780
Ginnie Mae I Pool 3.5% 1/15/2041	11,966	11,108
Ginnie Mae I Pool 3.5% 1/15/2041	9,073	8,463
Ginnie Mae I Pool 3.5% 1/15/2042	30,656	28,279
Ginnie Mae I Pool 3.5% 1/15/2042	8,969	8,271
Ginnie Mae I Pool 3.5% 1/20/2053	962,863	856,366
Ginnie Mae I Pool 3.5% 10/15/2042	9,737	8,993
Ginnie Mae I Pool 3.5% 10/15/2042	3,055	2,823
Ginnie Mae I Pool 3.5% 10/20/2052	8,428,413	7,498,172
Ginnie Mae I Pool 3.5% 11/15/2040	7,487	6,954
Ginnie Mae I Pool 3.5% 11/15/2041	80,308	74,320
Ginnie Mae I Pool 3.5% 11/15/2041	19,261	17,982
Ginnie Mae I Pool 3.5% 11/15/2041	18,830	17,554
Ginnie Mae I Pool 3.5% 11/15/2042	7,764	7,138
Ginnie Mae I Pool 3.5% 11/20/2052	2,862,401	2,547,597
Ginnie Mae I Pool 3.5% 12/15/2040	12,262	11,393
Ginnie Mae I Pool 3.5% 12/15/2041	19,849	18,408
Ginnie Mae I Pool 3.5% 12/15/2041	2,330	2,158
Ginnie Mae I Pool 3.5% 12/15/2042	6,285	5,817
Ginnie Mae I Pool 3.5% 12/15/2043	1,124	1,034
Ginnie Mae I Pool 3.5% 12/20/2052	3,608,795	3,211,903
Ginnie Mae I Pool 3.5% 2/15/2042	62,572	58,009
Ginnie Mae I Pool 3.5% 2/15/2042	28,506	26,445
Ginnie Mae I Pool 3.5% 2/15/2042	15,663	14,507
Ginnie Mae I Pool 3.5% 2/15/2043	43,529	40,119
Ginnie Mae I Pool 3.5% 2/15/2043	26,563	24,422
Ginnie Mae I Pool 3.5% 3/15/2042	14,323	13,320
Ginnie Mae I Pool 3.5% 3/15/2042	8,161	7,557
Ginnie Mae I Pool 3.5% 4/15/2042	17,802	16,480
Ginnie Mae I Pool 3.5% 4/15/2042	3,449	3,190
Ginnie Mae I Pool 3.5% 4/20/2056	6,540,071	5,721,166
Ginnie Mae I Pool 3.5% 5/15/2042	46,402	42,916
Ginnie Mae I Pool 3.5% 5/15/2042	21,986	20,423
Ginnie Mae I Pool 3.5% 5/15/2042	12,537	11,652
Ginnie Mae I Pool 3.5% 5/15/2042	10,452	9,670
Ginnie Mae I Pool 3.5% 5/15/2042	1,809	1,675
Ginnie Mae I Pool 3.5% 5/15/2043	62,182	57,393
Ginnie Mae I Pool 3.5% 5/15/2043	44,227	40,673
Ginnie Mae I Pool 3.5% 5/15/2043	21,993	20,248
Ginnie Mae I Pool 3.5% 5/15/2043	13,922	12,827
Ginnie Mae I Pool 3.5% 5/20/2056	17,816,964	15,586,040
Ginnie Mae I Pool 3.5% 6/15/2042	67,900	62,914
Ginnie Mae I Pool 3.5% 6/15/2042	10,433	9,649
Ginnie Mae I Pool 3.5% 6/15/2042	6,213	5,734
Ginnie Mae I Pool 3.5% 6/15/2043	67,716	62,189
Ginnie Mae I Pool 3.5% 6/15/2043	23,411	21,614
Ginnie Mae I Pool 3.5% 6/20/2042	366,026	339,365
Ginnie Mae I Pool 3.5% 6/20/2053	40,432	36,099
Ginnie Mae I Pool 3.5% 6/20/2056	18,081,952	15,817,848
Ginnie Mae I Pool 3.5% 7/15/2042	149,320	138,063
Ginnie Mae I Pool 3.5% 7/15/2042	7,356	6,833
Ginnie Mae I Pool 3.5% 7/15/2042	5,624	5,189
Ginnie Mae I Pool 3.5% 7/15/2042	5,521	5,090
Ginnie Mae I Pool 3.5% 7/15/2042	3,158	2,907
Ginnie Mae I Pool 3.5% 7/20/2052	1,325,414	1,182,545
Ginnie Mae I Pool 3.5% 8/15/2042	474,172	437,909
Ginnie Mae I Pool 3.5% 8/15/2042	6,331	5,841
Ginnie Mae I Pool 3.5% 8/15/2042	5,490	5,078
Ginnie Mae I Pool 3.5% 8/15/2042	1,314	1,214
Ginnie Mae I Pool 3.5% 8/15/2043	3,651	3,359
Ginnie Mae I Pool 3.5% 8/20/2052	1,768,181	1,580,901
Ginnie Mae I Pool 3.5% 9/15/2041	18,627	17,307
Ginnie Mae I Pool 3.5% 9/15/2043	4,627	4,326
Ginnie Mae I Pool 3.5% 9/20/2052	320,895	285,579
Ginnie Mae I Pool 4% 1/15/2040	3,022	2,882
Ginnie Mae I Pool 4% 1/15/2041	162,860	154,613
Ginnie Mae I Pool 4% 1/15/2041	84,388	80,131
Ginnie Mae I Pool 4% 1/15/2041	4,415	4,192
Ginnie Mae I Pool 4% 1/15/2041	3,530	3,349
Ginnie Mae I Pool 4% 10/15/2040	115,903	110,151
Ginnie Mae I Pool 4% 10/15/2041	87,034	82,539
Ginnie Mae I Pool 4% 10/15/2041	45,644	43,305
Ginnie Mae I Pool 4% 10/15/2041	20,958	19,931
Ginnie Mae I Pool 4% 10/15/2041	15,105	14,310
Ginnie Mae I Pool 4% 10/15/2041	8,983	8,525
Ginnie Mae I Pool 4% 10/15/2041	7,552	7,174
Ginnie Mae I Pool 4% 10/15/2041	3,762	3,573
Ginnie Mae I Pool 4% 10/20/2052	14,887,539	13,709,528
Ginnie Mae I Pool 4% 11/15/2040	42,099	39,967
Ginnie Mae I Pool 4% 11/15/2040	4,079	3,870
Ginnie Mae I Pool 4% 11/15/2041	5,485	5,202
Ginnie Mae I Pool 4% 11/15/2044	7,309	6,870
Ginnie Mae I Pool 4% 11/20/2052	6,374,112	5,867,754
Ginnie Mae I Pool 4% 12/15/2040	8,258	7,842
Ginnie Mae I Pool 4% 12/15/2040	5,459	5,201
Ginnie Mae I Pool 4% 12/15/2041	55,684	52,755
Ginnie Mae I Pool 4% 12/15/2041	31,677	30,010
Ginnie Mae I Pool 4% 12/15/2041	6,271	5,935
Ginnie Mae I Pool 4% 12/15/2041	5,735	5,449
Ginnie Mae I Pool 4% 12/15/2041	4,523	4,301
Ginnie Mae I Pool 4% 12/20/2052	92,778	85,408
Ginnie Mae I Pool 4% 2/15/2041	30,300	28,790
Ginnie Mae I Pool 4% 2/15/2041	22,589	21,392
Ginnie Mae I Pool 4% 2/15/2041	2,979	2,827
Ginnie Mae I Pool 4% 3/15/2040	11,041	10,517
Ginnie Mae I Pool 4% 3/15/2041	34,973	33,245
Ginnie Mae I Pool 4% 3/15/2041	7,896	7,504
Ginnie Mae I Pool 4% 3/15/2044	11,628	11,016
Ginnie Mae I Pool 4% 3/20/2047	1,451,513	1,350,380
Ginnie Mae I Pool 4% 3/20/2053	702,751	646,979
Ginnie Mae I Pool 4% 4/15/2040	46,377	44,038
Ginnie Mae I Pool 4% 4/15/2040	34,387	32,681
Ginnie Mae I Pool 4% 4/15/2041	4,428	4,206
Ginnie Mae I Pool 4% 4/15/2041	4,331	4,100
Ginnie Mae I Pool 4% 4/15/2045	31,476	29,622
Ginnie Mae I Pool 4% 5/15/2040	62,250	59,110
Ginnie Mae I Pool 4% 5/15/2041	2,604	2,476
Ginnie Mae I Pool 4% 5/15/2044	2,150	2,039
Ginnie Mae I Pool 4% 6/15/2039	130,522	124,408
Ginnie Mae I Pool 4% 6/15/2039	6,410	6,102
Ginnie Mae I Pool 4% 6/15/2045	243,821	229,378
Ginnie Mae I Pool 4% 6/20/2053	5,590,842	5,141,902
Ginnie Mae I Pool 4% 7/15/2041	109,140	103,251
Ginnie Mae I Pool 4% 7/15/2041	7,401	7,015
Ginnie Mae I Pool 4% 8/15/2039	9,863	9,375
Ginnie Mae I Pool 4% 8/15/2040	936	889
Ginnie Mae I Pool 4% 8/15/2041	10,689	10,141
Ginnie Mae I Pool 4% 8/15/2041	2,361	2,249
Ginnie Mae I Pool 4% 8/20/2052	4,650,555	4,271,306
Ginnie Mae I Pool 4% 9/15/2041	8,938	8,491
Ginnie Mae I Pool 4% 9/15/2041	8,927	8,469
Ginnie Mae I Pool 4% 9/15/2041	7,608	7,218
Ginnie Mae I Pool 4% 9/15/2041	2,265	2,147
Ginnie Mae I Pool 4% 9/15/2041	1,550	1,467
Ginnie Mae I Pool 4% 9/15/2041	1,097	1,045
Ginnie Mae I Pool 4% 9/15/2044	1,493	1,412
Ginnie Mae I Pool 4% 9/20/2052	4,692,864	4,321,530
Ginnie Mae I Pool 4.5% 10/15/2040	3,588	3,499
Ginnie Mae I Pool 4.5% 10/15/2041	5,901	5,734
Ginnie Mae I Pool 4.5% 10/20/2052	4,759,170	4,525,098
Ginnie Mae I Pool 4.5% 10/20/2054	62,724	59,081
Ginnie Mae I Pool 4.5% 11/20/2052	12,406,676	11,788,718
Ginnie Mae I Pool 4.5% 2/15/2039	16,849	16,474
Ginnie Mae I Pool 4.5% 2/15/2040	2,844	2,776
Ginnie Mae I Pool 4.5% 2/20/2053	6,869,798	6,512,596
Ginnie Mae I Pool 4.5% 3/15/2040	30,789	29,956
Ginnie Mae I Pool 4.5% 3/15/2041	139,728	136,368
Ginnie Mae I Pool 4.5% 3/15/2041	20,154	19,627
Ginnie Mae I Pool 4.5% 3/15/2041	3,262	3,178
Ginnie Mae I Pool 4.5% 4/15/2041	2,058	2,006
Ginnie Mae I Pool 4.5% 4/20/2056	44,107,166	41,341,686
Ginnie Mae I Pool 4.5% 5/15/2040	54,520	53,053
Ginnie Mae I Pool 4.5% 5/15/2041	1,605	1,569
Ginnie Mae I Pool 4.5% 5/15/2041	312	304
Ginnie Mae I Pool 4.5% 5/20/2053	3,687,296	3,494,419
Ginnie Mae I Pool 4.5% 6/15/2040	91,948	89,727
Ginnie Mae I Pool 4.5% 6/15/2040	37,786	36,881
Ginnie Mae I Pool 4.5% 6/15/2040	13,337	13,036
Ginnie Mae I Pool 4.5% 6/15/2040	5,580	5,443
Ginnie Mae I Pool 4.5% 6/15/2040	3,736	3,644
Ginnie Mae I Pool 4.5% 6/15/2040	2,223	2,169
Ginnie Mae I Pool 4.5% 6/15/2041	3,075	2,997
Ginnie Mae I Pool 4.5% 6/15/2041	2,703	2,634
Ginnie Mae I Pool 4.5% 6/15/2041	1,291	1,257
Ginnie Mae I Pool 4.5% 7/15/2039	1,752	1,709
Ginnie Mae I Pool 4.5% 7/15/2040	17,375	16,959
Ginnie Mae I Pool 4.5% 7/15/2040	15,498	15,125
Ginnie Mae I Pool 4.5% 7/15/2040	14,615	14,257
Ginnie Mae I Pool 4.5% 7/15/2040	12,413	12,108
Ginnie Mae I Pool 4.5% 7/15/2040	3,416	3,334
Ginnie Mae I Pool 4.5% 7/15/2040	1,687	1,646
Ginnie Mae I Pool 4.5% 7/20/2041	624,893	608,626
Ginnie Mae I Pool 4.5% 8/15/2040	5,812	5,690
Ginnie Mae I Pool 4.5% 8/15/2040	2,992	2,919
Ginnie Mae I Pool 4.5% 8/20/2052	69,473	65,872
Ginnie Mae I Pool 4.5% 9/15/2040	7,150	6,969
Ginnie Mae I Pool 4.5% 9/15/2040	6,842	6,673
Ginnie Mae I Pool 4.5% 9/15/2041	2,479	2,417
Ginnie Mae I Pool 4.5% 9/20/2052	9,148,391	8,707,018
Ginnie Mae I Pool 4.5% 9/20/2054	90,463	85,229
Ginnie Mae I Pool 5% 1/20/2053	2,734,475	2,677,853
Ginnie Mae I Pool 5% 10/20/2052	3,053,940	2,989,748
Ginnie Mae I Pool 5% 11/15/2039	51,004	50,883
Ginnie Mae I Pool 5% 11/20/2049	358,433	355,127
Ginnie Mae I Pool 5% 11/20/2052	13,770,823	13,481,368
Ginnie Mae I Pool 5% 12/20/2052	7,694,317	7,532,588
Ginnie Mae I Pool 5% 2/20/2041	13,675	13,635
Ginnie Mae I Pool 5% 2/20/2056	6,585,353	6,385,195
Ginnie Mae I Pool 5% 3/15/2044	75,234	75,086
Ginnie Mae I Pool 5% 3/20/2053	2,754,188	2,693,714
Ginnie Mae I Pool 5% 4/15/2039	52,069	51,985
Ginnie Mae I Pool 5% 4/15/2039	13,579	13,560
Ginnie Mae I Pool 5% 4/15/2040	23,607	23,553
Ginnie Mae I Pool 5% 5/15/2039	57,744	57,619
Ginnie Mae I Pool 5% 5/15/2039	25,227	25,186
Ginnie Mae I Pool 5% 5/15/2040	29,460	29,393
Ginnie Mae I Pool 5% 5/15/2040	12,536	12,513
Ginnie Mae I Pool 5% 5/20/2053	2,038,701	1,992,027
Ginnie Mae I Pool 5% 5/20/2056	88,034,250	85,351,626
Ginnie Mae I Pool 5% 6/15/2040	37,162	37,084
Ginnie Mae I Pool 5% 6/20/2040	1,337	1,333
Ginnie Mae I Pool 5% 6/20/2053	5,088,488	4,971,990
Ginnie Mae I Pool 5% 6/20/2056	4,215,806	4,087,339
Ginnie Mae I Pool 5% 7/15/2040	130,991	130,648
Ginnie Mae I Pool 5% 7/15/2040	129,245	128,970
Ginnie Mae I Pool 5% 7/15/2040	98,480	98,271
Ginnie Mae I Pool 5% 7/15/2040	75,820	75,659
Ginnie Mae I Pool 5% 7/15/2040	74,598	74,440
Ginnie Mae I Pool 5% 7/15/2040	67,444	67,287
Ginnie Mae I Pool 5% 7/15/2040	62,029	61,913
Ginnie Mae I Pool 5% 7/15/2040	32,135	32,050
Ginnie Mae I Pool 5% 7/15/2040	22,488	22,435
Ginnie Mae I Pool 5% 7/20/2041	10,789	10,758
Ginnie Mae I Pool 5% 7/20/2052	336,007	328,918
Ginnie Mae I Pool 5% 7/20/2056	54,519,354	52,853,755
Ginnie Mae I Pool 5% 8/15/2039	66,715	66,587
Ginnie Mae I Pool 5% 8/15/2039	45,361	45,273
Ginnie Mae I Pool 5% 8/15/2039	26,210	26,156
Ginnie Mae I Pool 5% 8/15/2039	7,483	7,470
Ginnie Mae I Pool 5% 9/15/2039	92,700	92,541
Ginnie Mae I Pool 5% 9/15/2039	91,797	91,652
Ginnie Mae I Pool 5% 9/15/2039	36,360	36,277
Ginnie Mae I Pool 5% 9/15/2039	33,801	33,742
Ginnie Mae I Pool 5% 9/15/2041	386,118	385,370
Ginnie Mae I Pool 5% 9/20/2052	1,012,849	991,560
Ginnie Mae I Pool 5.5% 1/15/2038	5,493	5,566
Ginnie Mae I Pool 5.5% 1/20/2053	2,516,626	2,527,658
Ginnie Mae I Pool 5.5% 10/15/2035	64,059	65,096
Ginnie Mae I Pool 5.5% 10/15/2038	2,285	2,316
Ginnie Mae I Pool 5.5% 10/20/2052	740,264	744,203
Ginnie Mae I Pool 5.5% 10/20/2054	3,856,727	3,847,118
Ginnie Mae I Pool 5.5% 11/15/2038	22,551	22,858
Ginnie Mae I Pool 5.5% 11/15/2038	8,279	8,392
Ginnie Mae I Pool 5.5% 11/15/2038	1,271	1,289
Ginnie Mae I Pool 5.5% 11/20/2052	3,750,697	3,769,483
Ginnie Mae I Pool 5.5% 12/15/2038	56,258	56,996
Ginnie Mae I Pool 5.5% 12/20/2041	22,084	22,325
Ginnie Mae I Pool 5.5% 12/20/2052	7,867,823	7,902,312
Ginnie Mae I Pool 5.5% 2/15/2038	5,287	5,359
Ginnie Mae I Pool 5.5% 2/15/2039	41,012	41,579
Ginnie Mae I Pool 5.5% 2/15/2039	11,147	11,303
Ginnie Mae I Pool 5.5% 2/20/2053	116,908	117,348
Ginnie Mae I Pool 5.5% 3/15/2039	116,859	118,438
Ginnie Mae I Pool 5.5% 3/15/2039	28,334	28,718
Ginnie Mae I Pool 5.5% 3/15/2040	726	735
Ginnie Mae I Pool 5.5% 3/20/2053	1,158,788	1,163,143
Ginnie Mae I Pool 5.5% 4/15/2039	30,943	31,377
Ginnie Mae I Pool 5.5% 4/15/2041	4,760	4,824
Ginnie Mae I Pool 5.5% 4/20/2053	5,826,945	5,847,024
Ginnie Mae I Pool 5.5% 5/15/2039	59,024	59,842
Ginnie Mae I Pool 5.5% 5/15/2039	24,632	24,977
Ginnie Mae I Pool 5.5% 5/20/2045	59,490	60,126
Ginnie Mae I Pool 5.5% 5/20/2053	165,488	166,059
Ginnie Mae I Pool 5.5% 6/15/2038	7,775	7,881
Ginnie Mae I Pool 5.5% 6/15/2038	1,101	1,116
Ginnie Mae I Pool 5.5% 6/20/2053	2,535,488	2,544,226
Ginnie Mae I Pool 5.5% 8/15/2039	20,904	21,197
Ginnie Mae I Pool 5.5% 9/15/2034	1,842	1,869
Ginnie Mae I Pool 5.5% 9/15/2038	3,429	3,475
Ginnie Mae I Pool 5.5% 9/15/2039	82,491	83,647
Ginnie Mae I Pool 5.5% 9/20/2052	4,072,597	4,095,540
Ginnie Mae I Pool 5.5% 9/20/2054	1,483,994	1,480,761
Ginnie Mae I Pool 6% 1/15/2038	12,142	12,398
Ginnie Mae I Pool 6% 1/15/2038	2,822	2,885
Ginnie Mae I Pool 6% 1/20/2053	3,757,385	3,834,489
Ginnie Mae I Pool 6% 10/15/2039	5,652	5,778
Ginnie Mae I Pool 6% 11/15/2034	41,686	42,697
Ginnie Mae I Pool 6% 11/15/2039	16,322	16,690
Ginnie Mae I Pool 6% 11/15/2039	14,260	14,586
Ginnie Mae I Pool 6% 11/15/2039	6,140	6,275
Ginnie Mae I Pool 6% 11/15/2039	5,758	5,887
Ginnie Mae I Pool 6% 11/15/2039	2,753	2,815
Ginnie Mae I Pool 6% 11/15/2039	2,385	2,443
Ginnie Mae I Pool 6% 11/15/2039	2,090	2,134
Ginnie Mae I Pool 6% 11/15/2039	1,328	1,356
Ginnie Mae I Pool 6% 11/15/2039	1,045	1,068
Ginnie Mae I Pool 6% 12/15/2040	13,233	13,532
Ginnie Mae I Pool 6% 12/20/2052	5,837,861	5,961,762
Ginnie Mae I Pool 6% 3/20/2053	214,965	219,376
Ginnie Mae I Pool 6% 6/15/2036	88,654	90,834
Ginnie Mae I Pool 6% 6/20/2053	46,288	47,242
Ginnie Mae I Pool 6% 8/15/2037	3,127	3,199
Ginnie Mae I Pool 6.5% 1/15/2039	39,775	41,283
Ginnie Mae I Pool 6.5% 1/15/2039	1,334	1,381
Ginnie Mae I Pool 6.5% 10/15/2038	78	80
Ginnie Mae I Pool 6.5% 11/15/2038	1,239	1,286
Ginnie Mae I Pool 6.5% 12/20/2052	1,820,396	1,890,472
Ginnie Mae I Pool 6.5% 2/15/2038	8,281	8,660
Ginnie Mae II Pool 1.5% 10/20/2050	142,317	109,591
Ginnie Mae II Pool 1.5% 12/20/2051	747,176	573,724
Ginnie Mae II Pool 1.5% 2/20/2051	127,421	98,040
Ginnie Mae II Pool 1.5% 4/20/2051	290,607	223,326
Ginnie Mae II Pool 1.5% 5/20/2051	1,295,475	995,549
Ginnie Mae II Pool 1.5% 6/20/2045	63,147	50,421
Ginnie Mae II Pool 1.5% 6/20/2051	302,323	232,330
Ginnie Mae II Pool 1.5% 8/20/2051	67,699	52,025
Ginnie Mae II Pool 2% 1/20/2051	22,373,170	17,981,352
Ginnie Mae II Pool 2% 1/20/2052	4,199,142	3,372,233
Ginnie Mae II Pool 2% 1/20/2054	411,213	330,171
Ginnie Mae II Pool 2% 10/20/2050	287,261	230,872
Ginnie Mae II Pool 2% 10/20/2051	153,317	123,125
Ginnie Mae II Pool 2% 11/20/2051	29,123,456	23,388,366
Ginnie Mae II Pool 2% 12/20/2050	58,356,356	46,901,097
Ginnie Mae II Pool 2% 12/20/2051	4,305,627	3,457,749
Ginnie Mae II Pool 2% 2/20/2051	6,150,323	4,943,024
Ginnie Mae II Pool 2% 2/20/2052	4,126,891	3,314,210
Ginnie Mae II Pool 2% 3/20/2051	26,821,312	21,556,332
Ginnie Mae II Pool 2% 3/20/2052	5,002,420	4,017,327
Ginnie Mae II Pool 2% 4/20/2051	36,617,171	29,417,836
Ginnie Mae II Pool 2% 4/20/2052	14,554,635	11,688,487
Ginnie Mae II Pool 2% 5/20/2051	35,062	28,169
Ginnie Mae II Pool 2% 5/20/2052	4,592,830	3,688,394
Ginnie Mae II Pool 2% 6/20/2052	30,641	24,607
Ginnie Mae II Pool 2% 7/20/2051	78,488,220	63,056,581
Ginnie Mae II Pool 2% 8/20/2051	9,808,575	7,877,037
Ginnie Mae II Pool 2% 9/1/2056 (d)	6,575,000	5,274,418
Ginnie Mae II Pool 2% 9/20/2050	3,593,647	2,891,589
Ginnie Mae II Pool 2% 9/20/2051	4,945,640	3,971,728
Ginnie Mae II Pool 2.5% 1/20/2045	9,976	8,632
Ginnie Mae II Pool 2.5% 1/20/2047	165,142	141,166
Ginnie Mae II Pool 2.5% 1/20/2048	22,392	19,083
Ginnie Mae II Pool 2.5% 1/20/2051	16,084,975	13,494,104
Ginnie Mae II Pool 2.5% 1/20/2052	8,338,533	6,982,383
Ginnie Mae II Pool 2.5% 10/20/2042	11,165	9,795
Ginnie Mae II Pool 2.5% 10/20/2043	36,636	32,043
Ginnie Mae II Pool 2.5% 10/20/2047	47,524	40,474
Ginnie Mae II Pool 2.5% 10/20/2050	16,626,081	13,948,052
Ginnie Mae II Pool 2.5% 10/20/2051	9,149,457	7,661,421
Ginnie Mae II Pool 2.5% 10/20/2053	2,879,344	2,414,881
Ginnie Mae II Pool 2.5% 11/20/2046	108,062	92,447
Ginnie Mae II Pool 2.5% 11/20/2050	8,179,156	6,861,706
Ginnie Mae II Pool 2.5% 11/20/2051	11,535,947	9,659,781
Ginnie Mae II Pool 2.5% 12/20/2042	4,599	4,038
Ginnie Mae II Pool 2.5% 12/20/2045	6,498	5,576
Ginnie Mae II Pool 2.5% 12/20/2046	79,169	67,677
Ginnie Mae II Pool 2.5% 12/20/2047	50,464	42,962
Ginnie Mae II Pool 2.5% 12/20/2049	29,201	24,534
Ginnie Mae II Pool 2.5% 12/20/2050	18,358,150	15,386,788
Ginnie Mae II Pool 2.5% 12/20/2051	5,929,497	4,965,144
Ginnie Mae II Pool 2.5% 12/20/2053	843,737	707,372
Ginnie Mae II Pool 2.5% 2/20/2044	10,199	8,843
Ginnie Mae II Pool 2.5% 2/20/2047	88,050	75,258
Ginnie Mae II Pool 2.5% 2/20/2050	1,113,909	935,879
Ginnie Mae II Pool 2.5% 2/20/2052	5,965,155	4,995,003
Ginnie Mae II Pool 2.5% 3/20/2045	7,236	6,245
Ginnie Mae II Pool 2.5% 3/20/2046	13,742	11,884
Ginnie Mae II Pool 2.5% 3/20/2047	7,456	6,381
Ginnie Mae II Pool 2.5% 3/20/2050	3,209,224	2,696,313
Ginnie Mae II Pool 2.5% 3/20/2051	2,931,785	2,459,551
Ginnie Mae II Pool 2.5% 3/20/2052	12,260,686	10,266,651
Ginnie Mae II Pool 2.5% 4/20/2043	9,533	8,348
Ginnie Mae II Pool 2.5% 4/20/2045	27,867	24,036
Ginnie Mae II Pool 2.5% 4/20/2046	20,041	17,212
Ginnie Mae II Pool 2.5% 4/20/2048	18,926	16,028
Ginnie Mae II Pool 2.5% 4/20/2050	3,005,739	2,525,350
Ginnie Mae II Pool 2.5% 4/20/2052	16,520,243	13,833,448
Ginnie Mae II Pool 2.5% 5/20/2043	7,930	6,933
Ginnie Mae II Pool 2.5% 5/20/2046	5,669	4,863
Ginnie Mae II Pool 2.5% 5/20/2050	10,000,575	8,402,243
Ginnie Mae II Pool 2.5% 5/20/2051	29,404,810	24,627,111
Ginnie Mae II Pool 2.5% 5/20/2052	24,680,975	20,666,947
Ginnie Mae II Pool 2.5% 6/20/2046	19,488	16,727
Ginnie Mae II Pool 2.5% 6/20/2049	88,335	75,624
Ginnie Mae II Pool 2.5% 6/20/2050	2,644,599	2,221,928
Ginnie Mae II Pool 2.5% 6/20/2051	8,936,568	7,484,552
Ginnie Mae II Pool 2.5% 6/20/2052	694,228	581,321
Ginnie Mae II Pool 2.5% 7/20/2043	133,930	116,836
Ginnie Mae II Pool 2.5% 7/20/2046	53,677	46,118
Ginnie Mae II Pool 2.5% 7/20/2050	1,712,431	1,438,744
Ginnie Mae II Pool 2.5% 7/20/2051	59,502,591	49,825,298
Ginnie Mae II Pool 2.5% 8/20/2050	2,237,671	1,874,924
Ginnie Mae II Pool 2.5% 8/20/2051	14,456,274	12,105,157
Ginnie Mae II Pool 2.5% 9/20/2043	26,083	22,756
Ginnie Mae II Pool 2.5% 9/20/2046	77,145	66,029
Ginnie Mae II Pool 2.5% 9/20/2050	20,563,945	17,277,333
Ginnie Mae II Pool 2.5% 9/20/2051	4,982,997	4,172,580
Ginnie Mae II Pool 3% 1/20/2043	3,387	3,063
Ginnie Mae II Pool 3% 1/20/2044	83,123	74,968
Ginnie Mae II Pool 3% 1/20/2045	140,287	125,327
Ginnie Mae II Pool 3% 1/20/2047	1,151,801	1,016,747
Ginnie Mae II Pool 3% 1/20/2048	692,033	610,240
Ginnie Mae II Pool 3% 1/20/2050	10,404,155	9,080,180
Ginnie Mae II Pool 3% 1/20/2051	9,818	8,559
Ginnie Mae II Pool 3% 1/20/2052	90,197	78,550
Ginnie Mae II Pool 3% 1/20/2055	58,953	51,409
Ginnie Mae II Pool 3% 10/20/2043	18,256	16,457
Ginnie Mae II Pool 3% 10/20/2045	129,741	115,438
Ginnie Mae II Pool 3% 10/20/2046	426,519	376,508
Ginnie Mae II Pool 3% 10/20/2047	502,151	442,801
Ginnie Mae II Pool 3% 11/20/2045	8,522	7,580
Ginnie Mae II Pool 3% 11/20/2046	3,962,848	3,498,186
Ginnie Mae II Pool 3% 11/20/2047	870,611	767,712
Ginnie Mae II Pool 3% 11/20/2051	182,526	158,956
Ginnie Mae II Pool 3% 11/20/2054	373,114	325,313
Ginnie Mae II Pool 3% 12/20/2044	44,303	39,605
Ginnie Mae II Pool 3% 12/20/2045	775,189	689,318
Ginnie Mae II Pool 3% 12/20/2046	203,543	179,677
Ginnie Mae II Pool 3% 12/20/2047	1,427,304	1,258,608
Ginnie Mae II Pool 3% 12/20/2049	4,222,483	3,694,390
Ginnie Mae II Pool 3% 12/20/2054	2,023,554	1,764,308
Ginnie Mae II Pool 3% 2/20/2044	124,229	111,914
Ginnie Mae II Pool 3% 2/20/2045	1,034,269	923,991
Ginnie Mae II Pool 3% 2/20/2046	4,794,997	4,262,329
Ginnie Mae II Pool 3% 2/20/2047	1,044,243	921,801
Ginnie Mae II Pool 3% 2/20/2048	152,685	134,638
Ginnie Mae II Pool 3% 2/20/2049	16,341	14,410
Ginnie Mae II Pool 3% 2/20/2050	1,251,293	1,092,061
Ginnie Mae II Pool 3% 2/20/2051	387,412	337,749
Ginnie Mae II Pool 3% 2/20/2052	303,848	264,517
Ginnie Mae II Pool 3% 3/20/2043	17,274	15,609
Ginnie Mae II Pool 3% 3/20/2045	15,494	13,833
Ginnie Mae II Pool 3% 3/20/2046	10,057	8,937
Ginnie Mae II Pool 3% 3/20/2047	53,709	47,411
Ginnie Mae II Pool 3% 3/20/2048	163,904	144,532
Ginnie Mae II Pool 3% 3/20/2050	3,337,381	2,912,684
Ginnie Mae II Pool 3% 3/20/2051	14,297,456	12,464,638
Ginnie Mae II Pool 3% 3/20/2052	9,986,732	8,694,031
Ginnie Mae II Pool 3% 4/20/2043	503,467	454,776
Ginnie Mae II Pool 3% 4/20/2047	300,629	265,379
Ginnie Mae II Pool 3% 4/20/2048	115,861	102,167
Ginnie Mae II Pool 3% 4/20/2049	197,949	174,553
Ginnie Mae II Pool 3% 4/20/2050	4,769,255	4,162,346
Ginnie Mae II Pool 3% 4/20/2051	3,997,010	3,482,127
Ginnie Mae II Pool 3% 4/20/2052	32,965,088	28,698,025
Ginnie Mae II Pool 3% 5/20/2045	438,530	391,267
Ginnie Mae II Pool 3% 5/20/2046	7,458	6,620
Ginnie Mae II Pool 3% 5/20/2047	168,508	148,749
Ginnie Mae II Pool 3% 5/20/2048	15,747	13,885
Ginnie Mae II Pool 3% 5/20/2051	19,645,085	17,114,466
Ginnie Mae II Pool 3% 5/20/2052	31,058,617	27,038,331
Ginnie Mae II Pool 3% 6/20/2045	621,410	554,256
Ginnie Mae II Pool 3% 6/20/2046	473,113	419,807
Ginnie Mae II Pool 3% 6/20/2049	473,040	417,130
Ginnie Mae II Pool 3% 6/20/2050	7,224,345	6,302,757
Ginnie Mae II Pool 3% 6/20/2052	8,375,916	7,291,721
Ginnie Mae II Pool 3% 7/20/2042	56,958	51,583
Ginnie Mae II Pool 3% 7/20/2044	103,247	92,799
Ginnie Mae II Pool 3% 7/20/2045	590,889	526,863
Ginnie Mae II Pool 3% 7/20/2046	2,251,956	1,997,606
Ginnie Mae II Pool 3% 7/20/2047	6,634	5,848
Ginnie Mae II Pool 3% 7/20/2049	3,838,416	3,367,953
Ginnie Mae II Pool 3% 7/20/2050	8,507,146	7,421,916
Ginnie Mae II Pool 3% 8/20/2042	3,440,682	3,115,118
Ginnie Mae II Pool 3% 8/20/2043	6,102	5,501
Ginnie Mae II Pool 3% 8/20/2044	60,242	54,220
Ginnie Mae II Pool 3% 8/20/2045	135,022	120,225
Ginnie Mae II Pool 3% 8/20/2046	13,574,498	12,038,104
Ginnie Mae II Pool 3% 8/20/2047	156,267	137,798
Ginnie Mae II Pool 3% 8/20/2050	3,851,924	3,360,546
Ginnie Mae II Pool 3% 8/20/2051	41,368	36,027
Ginnie Mae II Pool 3% 9/20/2043	598,144	539,048
Ginnie Mae II Pool 3% 9/20/2045	18,113	16,122
Ginnie Mae II Pool 3% 9/20/2046	1,236,349	1,096,149
Ginnie Mae II Pool 3% 9/20/2047	1,037,624	914,985
Ginnie Mae II Pool 3% 9/20/2049	924,238	808,647
Ginnie Mae II Pool 3% 9/20/2051	345,250	300,668
Ginnie Mae II Pool 3.5% 1/20/2045	565,398	518,949
Ginnie Mae II Pool 3.5% 1/20/2046	660,052	603,923
Ginnie Mae II Pool 3.5% 1/20/2048	1,335,373	1,206,454
Ginnie Mae II Pool 3.5% 1/20/2050	6,894,421	6,196,505
Ginnie Mae II Pool 3.5% 10/20/2045	579,626	530,578
Ginnie Mae II Pool 3.5% 10/20/2046	268,973	243,510
Ginnie Mae II Pool 3.5% 10/20/2047	447,799	405,128
Ginnie Mae II Pool 3.5% 10/20/2048	459,389	414,321
Ginnie Mae II Pool 3.5% 10/20/2049	3,972	3,571
Ginnie Mae II Pool 3.5% 11/20/2042	1,349,261	1,248,880
Ginnie Mae II Pool 3.5% 11/20/2045	452,211	413,952
Ginnie Mae II Pool 3.5% 11/20/2046	19,130	17,319
Ginnie Mae II Pool 3.5% 11/20/2047	1,199,526	1,085,221
Ginnie Mae II Pool 3.5% 11/20/2050	161,087	144,780
Ginnie Mae II Pool 3.5% 12/20/2041	454,395	422,007
Ginnie Mae II Pool 3.5% 12/20/2042	674,438	624,255
Ginnie Mae II Pool 3.5% 12/20/2043	53,808	49,620
Ginnie Mae II Pool 3.5% 12/20/2044	4,963	4,555
Ginnie Mae II Pool 3.5% 12/20/2045	169,173	154,824
Ginnie Mae II Pool 3.5% 12/20/2047	250,021	225,883
Ginnie Mae II Pool 3.5% 12/20/2049	5,847,694	5,255,737
Ginnie Mae II Pool 3.5% 12/20/2054	294,656	257,946
Ginnie Mae II Pool 3.5% 2/20/2043	846,799	783,346
Ginnie Mae II Pool 3.5% 2/20/2044	52,157	48,071
Ginnie Mae II Pool 3.5% 2/20/2045	366,617	336,419
Ginnie Mae II Pool 3.5% 2/20/2046	1,994,098	1,824,506
Ginnie Mae II Pool 3.5% 2/20/2047	269,216	243,730
Ginnie Mae II Pool 3.5% 2/20/2048	764,354	690,562
Ginnie Mae II Pool 3.5% 2/20/2049	553,993	500,509
Ginnie Mae II Pool 3.5% 2/20/2051	7,738,975	6,953,147
Ginnie Mae II Pool 3.5% 3/20/2043	697,750	645,298
Ginnie Mae II Pool 3.5% 3/20/2046	813,472	744,286
Ginnie Mae II Pool 3.5% 3/20/2048	241,761	218,421
Ginnie Mae II Pool 3.5% 3/20/2049	5,790,674	5,220,775
Ginnie Mae II Pool 3.5% 3/20/2050	17,191,819	15,451,506
Ginnie Mae II Pool 3.5% 3/20/2051	2,889,546	2,596,137
Ginnie Mae II Pool 3.5% 3/20/2052	5,270,576	4,712,335
Ginnie Mae II Pool 3.5% 4/20/2042	443,862	411,767
Ginnie Mae II Pool 3.5% 4/20/2043	1,287,882	1,190,756
Ginnie Mae II Pool 3.5% 4/20/2045	390,608	358,165
Ginnie Mae II Pool 3.5% 4/20/2046	2,663,643	2,435,401
Ginnie Mae II Pool 3.5% 4/20/2047	60,873	55,111
Ginnie Mae II Pool 3.5% 4/20/2049	1,396,672	1,258,343
Ginnie Mae II Pool 3.5% 4/20/2050	3,043,314	2,734,291
Ginnie Mae II Pool 3.5% 5/20/2042	1,305,535	1,210,793
Ginnie Mae II Pool 3.5% 5/20/2043	1,085,137	998,944
Ginnie Mae II Pool 3.5% 5/20/2045	93,352	85,578
Ginnie Mae II Pool 3.5% 5/20/2046	583,970	533,809
Ginnie Mae II Pool 3.5% 5/20/2047	4,774,966	4,322,936
Ginnie Mae II Pool 3.5% 5/20/2048	773,545	698,866
Ginnie Mae II Pool 3.5% 5/20/2051	5,243,285	4,702,681
Ginnie Mae II Pool 3.5% 5/20/2052	2,213,721	1,979,251
Ginnie Mae II Pool 3.5% 6/20/2043	52,826	48,815
Ginnie Mae II Pool 3.5% 6/20/2045	513,014	470,181
Ginnie Mae II Pool 3.5% 6/20/2046	1,497,370	1,368,133
Ginnie Mae II Pool 3.5% 6/20/2047	369,778	334,773
Ginnie Mae II Pool 3.5% 6/20/2048	1,087,093	982,143
Ginnie Mae II Pool 3.5% 6/20/2049	121,691	109,487
Ginnie Mae II Pool 3.5% 6/20/2051	1,523,263	1,366,208
Ginnie Mae II Pool 3.5% 6/20/2052	11,919,171	10,656,733
Ginnie Mae II Pool 3.5% 7/20/2042	477,327	442,314
Ginnie Mae II Pool 3.5% 7/20/2043	305,700	282,556
Ginnie Mae II Pool 3.5% 7/20/2045	1,292,022	1,183,875
Ginnie Mae II Pool 3.5% 7/20/2046	957,170	874,346
Ginnie Mae II Pool 3.5% 7/20/2047	1,047,072	947,295
Ginnie Mae II Pool 3.5% 7/20/2050	415,346	373,171
Ginnie Mae II Pool 3.5% 8/20/2042	165,043	152,895
Ginnie Mae II Pool 3.5% 8/20/2043	65,427	60,424
Ginnie Mae II Pool 3.5% 8/20/2045	803,959	736,474
Ginnie Mae II Pool 3.5% 8/20/2046	528,151	482,339
Ginnie Mae II Pool 3.5% 8/20/2047	1,715,216	1,551,771
Ginnie Mae II Pool 3.5% 8/20/2048	1,261,098	1,139,349
Ginnie Mae II Pool 3.5% 9/20/2043	1,498,219	1,382,805
Ginnie Mae II Pool 3.5% 9/20/2045	45,060	41,267
Ginnie Mae II Pool 3.5% 9/20/2046	363,510	331,905
Ginnie Mae II Pool 3.5% 9/20/2047	133,136	120,449
Ginnie Mae II Pool 3.5% 9/20/2048	109,602	99,021
Ginnie Mae II Pool 3.5% 9/20/2049	3,413,734	3,069,231
Ginnie Mae II Pool 4% 1/20/2041	433,034	411,755
Ginnie Mae II Pool 4% 1/20/2046	173,634	163,096
Ginnie Mae II Pool 4% 1/20/2047	1,186,109	1,103,468
Ginnie Mae II Pool 4% 1/20/2048	241,581	224,296
Ginnie Mae II Pool 4% 1/20/2049	1,722,971	1,593,771
Ginnie Mae II Pool 4% 1/20/2050	506,482	468,028
Ginnie Mae II Pool 4% 1/20/2051	1,137,922	1,050,460
Ginnie Mae II Pool 4% 1/20/2056	4,531,649	4,096,246
Ginnie Mae II Pool 4% 10/20/2040	255,524	243,053
Ginnie Mae II Pool 4% 10/20/2044	144,041	135,774
Ginnie Mae II Pool 4% 10/20/2045	398,088	374,043
Ginnie Mae II Pool 4% 10/20/2047	79,037	73,382
Ginnie Mae II Pool 4% 10/20/2048	1,208,914	1,119,395
Ginnie Mae II Pool 4% 10/20/2049	747,794	691,019
Ginnie Mae II Pool 4% 10/20/2050	475,361	439,270
Ginnie Mae II Pool 4% 11/20/2039	17,294	16,481
Ginnie Mae II Pool 4% 11/20/2040	343,117	326,244
Ginnie Mae II Pool 4% 11/20/2044	300,714	283,232
Ginnie Mae II Pool 4% 11/20/2045	169,104	158,892
Ginnie Mae II Pool 4% 11/20/2047	166,063	154,181
Ginnie Mae II Pool 4% 11/20/2049	446,585	412,679
Ginnie Mae II Pool 4% 11/20/2050	163,204	150,660
Ginnie Mae II Pool 4% 11/20/2055	3,420,728	3,092,063
Ginnie Mae II Pool 4% 12/20/2041	101,673	96,444
Ginnie Mae II Pool 4% 12/20/2044	6,539	6,159
Ginnie Mae II Pool 4% 12/20/2045	332,645	312,556
Ginnie Mae II Pool 4% 12/20/2047	710,764	659,910
Ginnie Mae II Pool 4% 12/20/2049	54,861	50,696
Ginnie Mae II Pool 4% 12/20/2050	527,519	486,973
Ginnie Mae II Pool 4% 2/20/2041	47,321	44,986
Ginnie Mae II Pool 4% 2/20/2044	14,841	14,006
Ginnie Mae II Pool 4% 2/20/2046	325,158	305,467
Ginnie Mae II Pool 4% 2/20/2048	20,683	19,171
Ginnie Mae II Pool 4% 2/20/2049	10,779	9,971
Ginnie Mae II Pool 4% 2/20/2050	1,858,785	1,719,401
Ginnie Mae II Pool 4% 2/20/2055	14,705,972	13,307,952
Ginnie Mae II Pool 4% 3/20/2045	1,031,707	972,489
Ginnie Mae II Pool 4% 3/20/2046	299,363	281,277
Ginnie Mae II Pool 4% 3/20/2048	11,055	10,247
Ginnie Mae II Pool 4% 3/20/2049	555,158	513,529
Ginnie Mae II Pool 4% 3/20/2050	6,001,985	5,546,289
Ginnie Mae II Pool 4% 3/20/2054	3,392,317	3,095,269
Ginnie Mae II Pool 4% 4/20/2044	3,363	3,173
Ginnie Mae II Pool 4% 4/20/2045	788,100	742,143
Ginnie Mae II Pool 4% 4/20/2046	434,985	408,566
Ginnie Mae II Pool 4% 4/20/2048	569,102	527,494
Ginnie Mae II Pool 4% 4/20/2050	1,429,895	1,319,991
Ginnie Mae II Pool 4% 4/20/2051	2,587,194	2,388,338
Ginnie Mae II Pool 4% 4/20/2054	2,544,216	2,320,239
Ginnie Mae II Pool 4% 5/20/2044	1,521	1,435
Ginnie Mae II Pool 4% 5/20/2047	1,205,371	1,119,881
Ginnie Mae II Pool 4% 5/20/2048	799,382	740,938
Ginnie Mae II Pool 4% 5/20/2049	493,603	456,127
Ginnie Mae II Pool 4% 5/20/2050	1,786,187	1,650,572
Ginnie Mae II Pool 4% 5/20/2055	2,794,898	2,527,236
Ginnie Mae II Pool 4% 6/20/2045	8,161	7,679
Ginnie Mae II Pool 4% 6/20/2047	68,414	63,562
Ginnie Mae II Pool 4% 6/20/2048	1,001,727	927,550
Ginnie Mae II Pool 4% 6/20/2049	1,724,750	1,593,800
Ginnie Mae II Pool 4% 7/20/2043	179,068	169,583
Ginnie Mae II Pool 4% 7/20/2044	7,894	7,445
Ginnie Mae II Pool 4% 7/20/2045	546,561	513,899
Ginnie Mae II Pool 4% 7/20/2047	1,355,124	1,259,013
Ginnie Mae II Pool 4% 7/20/2048	563,175	521,473
Ginnie Mae II Pool 4% 7/20/2050	748,508	691,678
Ginnie Mae II Pool 4% 7/20/2053	157,682	144,922
Ginnie Mae II Pool 4% 8/20/2040	19,518	18,572
Ginnie Mae II Pool 4% 8/20/2041	337,300	320,173
Ginnie Mae II Pool 4% 8/20/2044	19,544	18,429
Ginnie Mae II Pool 4% 8/20/2045	80,072	75,262
Ginnie Mae II Pool 4% 8/20/2047	37,905	35,193
Ginnie Mae II Pool 4% 8/20/2048	1,100,207	1,018,738
Ginnie Mae II Pool 4% 8/20/2050	988,262	913,229
Ginnie Mae II Pool 4% 8/20/2055	2,485,390	2,246,592
Ginnie Mae II Pool 4% 9/1/2056 (d)	9,800,000	8,852,539
Ginnie Mae II Pool 4% 9/20/2040	22,500	21,400
Ginnie Mae II Pool 4% 9/20/2041	1,083,088	1,027,908
Ginnie Mae II Pool 4% 9/20/2044	126,986	119,720
Ginnie Mae II Pool 4% 9/20/2045	192,241	180,692
Ginnie Mae II Pool 4% 9/20/2046	78,215	73,416
Ginnie Mae II Pool 4% 9/20/2048	339,434	314,299
Ginnie Mae II Pool 4% 9/20/2049	878,451	811,755
Ginnie Mae II Pool 4% 9/20/2050	1,619,714	1,495,220
Ginnie Mae II Pool 4% 9/20/2053	3,084,408	2,829,985
Ginnie Mae II Pool 4.5% 1/20/2041	60,191	58,649
Ginnie Mae II Pool 4.5% 1/20/2042	11,686	11,379
Ginnie Mae II Pool 4.5% 1/20/2045	29,519	28,656
Ginnie Mae II Pool 4.5% 1/20/2046	78,852	76,451
Ginnie Mae II Pool 4.5% 1/20/2047	322,872	310,372
Ginnie Mae II Pool 4.5% 1/20/2049	169,311	161,856
Ginnie Mae II Pool 4.5% 1/20/2050	910,257	870,181
Ginnie Mae II Pool 4.5% 1/20/2051	138,077	132,300
Ginnie Mae II Pool 4.5% 1/20/2055	10,449,854	9,828,947
Ginnie Mae II Pool 4.5% 10/20/2040	5,168	5,038
Ginnie Mae II Pool 4.5% 10/20/2046	3,934	3,821
Ginnie Mae II Pool 4.5% 10/20/2047	242,971	233,260
Ginnie Mae II Pool 4.5% 10/20/2048	536,079	513,147
Ginnie Mae II Pool 4.5% 10/20/2049	307,303	294,158
Ginnie Mae II Pool 4.5% 10/20/2050	126,127	120,850
Ginnie Mae II Pool 4.5% 11/20/2033	3,210	3,162
Ginnie Mae II Pool 4.5% 11/20/2040	191,638	186,766
Ginnie Mae II Pool 4.5% 11/20/2044	30,340	29,447
Ginnie Mae II Pool 4.5% 11/20/2046	7,997	7,764
Ginnie Mae II Pool 4.5% 11/20/2048	358,722	342,928
Ginnie Mae II Pool 4.5% 11/20/2050	296,455	283,774
Ginnie Mae II Pool 4.5% 11/20/2054	24,829,303	23,388,916
Ginnie Mae II Pool 4.5% 12/20/2040	3,331	3,245
Ginnie Mae II Pool 4.5% 12/20/2049	272,820	260,809
Ginnie Mae II Pool 4.5% 12/20/2050	1,796,934	1,717,820
Ginnie Mae II Pool 4.5% 12/20/2053	4,781,984	4,514,660
Ginnie Mae II Pool 4.5% 12/20/2054	4,435,513	4,175,429
Ginnie Mae II Pool 4.5% 2/20/2041	78,625	76,611
Ginnie Mae II Pool 4.5% 2/20/2046	185,309	179,715
Ginnie Mae II Pool 4.5% 2/20/2050	936,432	895,203
Ginnie Mae II Pool 4.5% 2/20/2054	5,525,776	5,213,419
Ginnie Mae II Pool 4.5% 2/20/2055	6,849,996	6,438,167
Ginnie Mae II Pool 4.5% 3/20/2033	419	413
Ginnie Mae II Pool 4.5% 3/20/2034	3,509	3,454
Ginnie Mae II Pool 4.5% 3/20/2041	178,778	174,197
Ginnie Mae II Pool 4.5% 3/20/2045	83,099	80,725
Ginnie Mae II Pool 4.5% 3/20/2046	16,050	15,582
Ginnie Mae II Pool 4.5% 3/20/2047	434,425	417,606
Ginnie Mae II Pool 4.5% 3/20/2049	132,697	126,854
Ginnie Mae II Pool 4.5% 3/20/2050	332,673	318,026
Ginnie Mae II Pool 4.5% 3/20/2054	1,806,705	1,704,013
Ginnie Mae II Pool 4.5% 4/20/2041	16,957	16,521
Ginnie Mae II Pool 4.5% 4/20/2045	102,270	99,348
Ginnie Mae II Pool 4.5% 4/20/2046	39,419	38,229
Ginnie Mae II Pool 4.5% 4/20/2047	191,911	184,481
Ginnie Mae II Pool 4.5% 4/20/2050	1,873,882	1,790,794
Ginnie Mae II Pool 4.5% 4/20/2054	32,243	30,398
Ginnie Mae II Pool 4.5% 5/20/2034	4,248	4,183
Ginnie Mae II Pool 4.5% 5/20/2040	82,945	80,894
Ginnie Mae II Pool 4.5% 5/20/2041	1,689,564	1,645,909
Ginnie Mae II Pool 4.5% 5/20/2044	15,893	15,439
Ginnie Mae II Pool 4.5% 5/20/2045	55,282	53,646
Ginnie Mae II Pool 4.5% 5/20/2046	28,037	27,217
Ginnie Mae II Pool 4.5% 5/20/2049	743,594	710,855
Ginnie Mae II Pool 4.5% 5/20/2051	310,366	296,702
Ginnie Mae II Pool 4.5% 6/20/2040	983	959
Ginnie Mae II Pool 4.5% 6/20/2045	367,413	356,757
Ginnie Mae II Pool 4.5% 6/20/2046	129,001	125,245
Ginnie Mae II Pool 4.5% 6/20/2054	7,136,801	6,723,899
Ginnie Mae II Pool 4.5% 7/20/2033	306	301
Ginnie Mae II Pool 4.5% 7/20/2040	1,055	1,028
Ginnie Mae II Pool 4.5% 7/20/2041	2,787	2,714
Ginnie Mae II Pool 4.5% 7/20/2042	9,602	9,351
Ginnie Mae II Pool 4.5% 7/20/2045	12,109	11,751
Ginnie Mae II Pool 4.5% 7/20/2046	74,914	72,651
Ginnie Mae II Pool 4.5% 7/20/2050	752,460	720,272
Ginnie Mae II Pool 4.5% 7/20/2053	10,660,918	10,099,930
Ginnie Mae II Pool 4.5% 7/20/2054	105,304	99,211
Ginnie Mae II Pool 4.5% 8/20/2035	297	290
Ginnie Mae II Pool 4.5% 8/20/2041	27,360	26,645
Ginnie Mae II Pool 4.5% 8/20/2046	197,493	191,775
Ginnie Mae II Pool 4.5% 8/20/2048	3,018,429	2,889,309
Ginnie Mae II Pool 4.5% 8/20/2050	518,818	495,976
Ginnie Mae II Pool 4.5% 9/1/2056 (d)	9,525,000	8,921,130
Ginnie Mae II Pool 4.5% 9/20/2040	1,723	1,680
Ginnie Mae II Pool 4.5% 9/20/2042	10,911	10,623
Ginnie Mae II Pool 4.5% 9/20/2046	102,318	99,473
Ginnie Mae II Pool 4.5% 9/20/2047	309,765	297,386
Ginnie Mae II Pool 4.5% 9/20/2049	155,449	148,605
Ginnie Mae II Pool 4.5% 9/20/2050	662,322	633,989
Ginnie Mae II Pool 4.5% 9/20/2053	43,455	41,111
Ginnie Mae II Pool 5% 1/20/2039	5,587	5,574
Ginnie Mae II Pool 5% 1/20/2046	4,839	4,823
Ginnie Mae II Pool 5% 1/20/2047	63,640	63,462
Ginnie Mae II Pool 5% 1/20/2054	5,618,178	5,486,041
Ginnie Mae II Pool 5% 1/20/2055	30,703,516	29,875,845
Ginnie Mae II Pool 5% 1/20/2056	173,836	168,552
Ginnie Mae II Pool 5% 10/20/2039	126,601	126,271
Ginnie Mae II Pool 5% 10/20/2046	15,636	15,592
Ginnie Mae II Pool 5% 10/20/2047	21,291	21,145
Ginnie Mae II Pool 5% 10/20/2048	80,312	79,496
Ginnie Mae II Pool 5% 11/20/2043	1,879	1,873
Ginnie Mae II Pool 5% 11/20/2044	52,719	52,534
Ginnie Mae II Pool 5% 11/20/2045	3,537	3,525
Ginnie Mae II Pool 5% 11/20/2047	79,572	79,017
Ginnie Mae II Pool 5% 11/20/2049	159,522	158,150
Ginnie Mae II Pool 5% 11/20/2053	9,668,342	9,440,949
Ginnie Mae II Pool 5% 11/20/2054	5,357,801	5,223,417
Ginnie Mae II Pool 5% 12/20/2044	21,285	21,214
Ginnie Mae II Pool 5% 12/20/2046	4,615	4,601
Ginnie Mae II Pool 5% 12/20/2047	81,081	80,586
Ginnie Mae II Pool 5% 12/20/2054	2,192,601	2,135,550
Ginnie Mae II Pool 5% 2/20/2035	340	338
Ginnie Mae II Pool 5% 2/20/2045	39,501	39,368
Ginnie Mae II Pool 5% 2/20/2048	17,759	17,640
Ginnie Mae II Pool 5% 2/20/2049	277,102	274,200
Ginnie Mae II Pool 5% 2/20/2055	7,893,472	7,675,755
Ginnie Mae II Pool 5% 3/20/2042	6,797	6,779
Ginnie Mae II Pool 5% 3/20/2044	49,589	49,434
Ginnie Mae II Pool 5% 3/20/2046	25,296	25,209
Ginnie Mae II Pool 5% 3/20/2048	177,517	176,434
Ginnie Mae II Pool 5% 3/20/2049	63,375	62,711
Ginnie Mae II Pool 5% 3/20/2050	455,257	452,196
Ginnie Mae II Pool 5% 4/20/2038	288	286
Ginnie Mae II Pool 5% 4/20/2040	11,591	11,559
Ginnie Mae II Pool 5% 4/20/2044	41,358	41,217
Ginnie Mae II Pool 5% 4/20/2046	13,417	13,375
Ginnie Mae II Pool 5% 4/20/2047	52,982	52,765
Ginnie Mae II Pool 5% 4/20/2048	241,009	239,163
Ginnie Mae II Pool 5% 4/20/2050	380,137	377,106
Ginnie Mae II Pool 5% 5/20/2044	93,716	93,430
Ginnie Mae II Pool 5% 5/20/2046	21,034	20,963
Ginnie Mae II Pool 5% 5/20/2047	28,252	28,126
Ginnie Mae II Pool 5% 5/20/2048	47,912	47,530
Ginnie Mae II Pool 5% 5/20/2050	91,330	90,774
Ginnie Mae II Pool 5% 5/20/2052	15,094	14,785
Ginnie Mae II Pool 5% 6/20/2033	325	324
Ginnie Mae II Pool 5% 6/20/2040	42,862	42,740
Ginnie Mae II Pool 5% 6/20/2043	3,890	3,880
Ginnie Mae II Pool 5% 6/20/2044	2,474	2,467
Ginnie Mae II Pool 5% 6/20/2045	18,934	18,867
Ginnie Mae II Pool 5% 6/20/2046	10,470	10,436
Ginnie Mae II Pool 5% 6/20/2048	245,480	243,369
Ginnie Mae II Pool 5% 6/20/2054	30,371,494	29,628,702
Ginnie Mae II Pool 5% 7/20/2034	501	501
Ginnie Mae II Pool 5% 7/20/2040	22,633	22,568
Ginnie Mae II Pool 5% 7/20/2045	23,726	23,638
Ginnie Mae II Pool 5% 7/20/2046	5,466	5,449
Ginnie Mae II Pool 5% 7/20/2047	3,810	3,784
Ginnie Mae II Pool 5% 7/20/2048	466,365	462,064
Ginnie Mae II Pool 5% 7/20/2050	43,313	43,022
Ginnie Mae II Pool 5% 7/20/2053	12,201,794	11,914,815
Ginnie Mae II Pool 5% 8/20/2034	251	250
Ginnie Mae II Pool 5% 8/20/2040	35,381	35,278
Ginnie Mae II Pool 5% 8/20/2044	3,213	3,203
Ginnie Mae II Pool 5% 8/20/2046	55,418	55,231
Ginnie Mae II Pool 5% 8/20/2047	6,473	6,429
Ginnie Mae II Pool 5% 8/20/2050	357,158	354,422
Ginnie Mae II Pool 5% 9/1/2056 (d)	9,725,000	9,419,861
Ginnie Mae II Pool 5% 9/20/2040	1,609	1,605
Ginnie Mae II Pool 5% 9/20/2045	19,012	18,942
Ginnie Mae II Pool 5% 9/20/2048	169,181	167,621
Ginnie Mae II Pool 5.5% 1/20/2033	31,528	31,775
Ginnie Mae II Pool 5.5% 1/20/2049	18,766	19,141
Ginnie Mae II Pool 5.5% 1/20/2054	4,117,442	4,120,050
Ginnie Mae II Pool 5.5% 1/20/2055	15,292,813	15,245,153
Ginnie Mae II Pool 5.5% 10/1/2056 (d)	21,125,000	20,955,495
Ginnie Mae II Pool 5.5% 10/20/2043	3,556	3,593
Ginnie Mae II Pool 5.5% 10/20/2048	17,026	17,378
Ginnie Mae II Pool 5.5% 10/20/2053	4,242,502	4,250,493
Ginnie Mae II Pool 5.5% 11/20/2033	3,320	3,348
Ginnie Mae II Pool 5.5% 11/20/2046	26,325	26,603
Ginnie Mae II Pool 5.5% 11/20/2053	181,695	182,037
Ginnie Mae II Pool 5.5% 12/20/2032	4,130	4,162
Ginnie Mae II Pool 5.5% 12/20/2043	8,481	8,566
Ginnie Mae II Pool 5.5% 12/20/2048	38,355	39,147
Ginnie Mae II Pool 5.5% 2/20/2033	16,266	16,393
Ginnie Mae II Pool 5.5% 2/20/2054	8,714,731	8,717,528
Ginnie Mae II Pool 5.5% 2/20/2055	6,064,186	6,043,392
Ginnie Mae II Pool 5.5% 3/20/2041	2,569	2,597
Ginnie Mae II Pool 5.5% 3/20/2045	11,017	11,135
Ginnie Mae II Pool 5.5% 4/20/2033	246	247
Ginnie Mae II Pool 5.5% 4/20/2045	44,219	44,688
Ginnie Mae II Pool 5.5% 4/20/2048	12,727	12,858
Ginnie Mae II Pool 5.5% 4/20/2049	33,031	33,733
Ginnie Mae II Pool 5.5% 5/20/2044	10,676	10,786
Ginnie Mae II Pool 5.5% 5/20/2046	15,282	15,450
Ginnie Mae II Pool 5.5% 5/20/2055	3,816,129	3,800,659
Ginnie Mae II Pool 5.5% 6/20/2033	3,703	3,734
Ginnie Mae II Pool 5.5% 6/20/2045	22,251	22,492
Ginnie Mae II Pool 5.5% 6/20/2049	10,857	11,081
Ginnie Mae II Pool 5.5% 6/20/2054	3,995,929	3,993,466
Ginnie Mae II Pool 5.5% 6/20/2055	31,828,185	31,689,207
Ginnie Mae II Pool 5.5% 7/20/2038	24,650	24,923
Ginnie Mae II Pool 5.5% 7/20/2048	51,385	52,478
Ginnie Mae II Pool 5.5% 7/20/2053	2,948,079	2,958,008
Ginnie Mae II Pool 5.5% 7/20/2054	1,138,652	1,137,238
Ginnie Mae II Pool 5.5% 8/20/2044	13,767	13,917
Ginnie Mae II Pool 5.5% 8/20/2048	2,201	2,248
Ginnie Mae II Pool 5.5% 8/20/2053	15,047,797	15,074,964
Ginnie Mae II Pool 5.5% 8/20/2054	8,856,539	8,845,544
Ginnie Mae II Pool 5.5% 8/20/2055	74,745,955	74,372,861
Ginnie Mae II Pool 5.5% 9/1/2056 (d)	135,900,000	135,005,968
Ginnie Mae II Pool 5.5% 9/20/2048	40,214	41,069
Ginnie Mae II Pool 5.5% 9/20/2053	238,470	238,919
Ginnie Mae II Pool 6% 1/20/2037	2,561	2,618
Ginnie Mae II Pool 6% 1/20/2055	15,783,933	16,073,300
Ginnie Mae II Pool 6% 10/1/2056 (d)	25,800,000	26,110,771
Ginnie Mae II Pool 6% 10/20/2035	10,807	11,025
Ginnie Mae II Pool 6% 10/20/2037	19,766	20,191
Ginnie Mae II Pool 6% 11/20/2037	68,083	69,545
Ginnie Mae II Pool 6% 12/20/2036	8,179	8,360
Ginnie Mae II Pool 6% 12/20/2037	23,179	23,684
Ginnie Mae II Pool 6% 12/20/2054	19,868,547	20,232,797
Ginnie Mae II Pool 6% 3/20/2055	14,802,695	15,064,821
Ginnie Mae II Pool 6% 4/20/2037	4,408	4,507
Ginnie Mae II Pool 6% 4/20/2055	19,749,222	20,098,941
Ginnie Mae II Pool 6% 5/20/2034	5,527	5,628
Ginnie Mae II Pool 6% 7/20/2036	12,960	13,237
Ginnie Mae II Pool 6% 7/20/2053	368,673	376,152
Ginnie Mae II Pool 6% 8/20/2054	1,781,429	1,814,088
Ginnie Mae II Pool 6% 9/1/2056 (d)	45,150,000	45,789,085
Ginnie Mae II Pool 6% 9/20/2037	19,627	20,047
Ginnie Mae II Pool 6% 9/20/2038	3,232	3,304
Ginnie Mae II Pool 6% 9/20/2055	143,167	145,400
Ginnie Mae II Pool 6.5% 1/20/2055	5,847,720	6,046,786
Ginnie Mae II Pool 6.5% 3/20/2038	21,451	22,143
Ginnie Mae II Pool 6.5% 5/20/2055	4,388,692	4,531,918
Ginnie Mae II Pool 6.5% 7/20/2053	3,213,990	3,330,681
Ginnie Mae II Pool 6.5% 7/20/2054	5,727,152	5,922,114
Ginnie Mae II Pool 6.5% 8/20/2036	8,167	8,445
Ginnie Mae II Pool 6.5% 9/1/2056 (d)	31,925,000	32,905,382
Uniform Mortgage Backed Securities 2% 10/1/2056 (d)	5,875,000	4,580,204
Uniform Mortgage Backed Securities 2% 9/1/2056 (d)	37,800,000	29,486,952
Uniform Mortgage Backed Securities 2.5% 9/1/2056 (d)	24,675,000	20,139,042
Uniform Mortgage Backed Securities 3% 9/1/2056 (d)	76,325,000	65,084,953
Uniform Mortgage Backed Securities 3.5% 9/1/2056 (d)	14,300,000	12,688,457
Uniform Mortgage Backed Securities 4.5% 9/1/2056 (d)	27,525,000	25,846,619
Uniform Mortgage Backed Securities 5% 9/1/2041 (d)	15,425,000	15,352,695
Uniform Mortgage Backed Securities 5% 9/1/2056 (d)	37,025,000	35,737,804
Uniform Mortgage Backed Securities 5.5% 9/1/2056 (d)	139,325,000	137,953,513
Uniform Mortgage Backed Securities 6% 9/1/2056 (d)	36,700,000	37,115,664
Uniform Mortgage Backed Securities 6.5% 9/1/2056 (d)	20,300,000	20,921,688
TOTAL UNITED STATES		8,450,722,941
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $9,121,878,090)		8,450,722,941

U.S. Government Agency Obligations - 0.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.3%
Financials - 0.2%
Financial Services - 0.2%
Fannie Mae 0.75% 10/8/2027	11,000,000	10,586,825
Fannie Mae 0.875% 8/5/2030	9,584,000	8,349,506
Fannie Mae 6.25% 5/15/2029	2,000,000	2,093,548
Fannie Mae 6.625% 11/15/2030	4,600,000	4,969,715
Fannie Mae 7.25% 5/15/2030	5,220,000	5,720,411
Federal Home Loan Bank 3.25% 6/9/2028	1,700,000	1,671,910
Federal Home Loan Bank 4.375% 9/8/2028	2,630,000	2,630,431
Federal Home Loan Bank 5.5% 7/15/2036	11,370,000	11,932,330
Freddie Mac Non Gold Pool 0% 11/15/2038 (h)	3,200,000	1,701,361
Freddie Mac Non Gold Pool 6.25% 7/15/2032	9,453,000	10,274,792
Freddie Mac Non Gold Pool 6.75% 3/15/2031	5,634,000	6,150,956
TOTAL FINANCIALS		66,081,785
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Tennessee Valley Authority 4.375% 8/1/2034	4,738,000	4,623,016
Tennessee Valley Authority 4.875% 5/15/2035	6,000,000	5,993,261
Tennessee Valley Authority 5.25% 2/1/2055	3,000,000	2,818,815
Tennessee Valley Authority 5.25% 9/15/2039	3,565,000	3,612,455
Tennessee Valley Authority 5.375% 4/1/2056	961,000	928,333
Tennessee Valley Authority 5.88% 4/1/2036	7,540,000	8,096,142
TOTAL UTILITIES		26,072,022
TOTAL UNITED STATES		92,153,807
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $99,743,059)		92,153,807

U.S. Treasury Obligations - 46.5%
	Yield (%) (i)	Principal Amount (a)	Value ($)
US Treasury Bonds 1.125% 5/15/2040	1.23	15,433,000	9,497,323
US Treasury Bonds 1.125% 8/15/2040	1.40 to 1.88	49,961,000	30,413,759
US Treasury Bonds 1.375% 11/15/2040	1.65 to 2.09	89,071,000	55,933,805
US Treasury Bonds 1.375% 8/15/2050	2.30 to 5.03	25,274,000	11,794,862
US Treasury Bonds 1.625% 11/15/2050	1.57 to 1.98	100,569,000	50,060,577
US Treasury Bonds 1.875% 11/15/2051	1.89 to 2.07	29,202,000	15,269,452
US Treasury Bonds 1.875% 2/15/2041	2.18 to 2.31	171,299,000	115,399,319
US Treasury Bonds 1.875% 2/15/2051	2.11 to 2.41	157,669,000	83,496,821
US Treasury Bonds 2% 2/15/2050	1.71	130,000	72,313
US Treasury Bonds 2% 8/15/2051	2.04 to 2.31	3,587,000	1,944,686
US Treasury Bonds 2.25% 2/15/2052	2.44 to 3.03	54,100,000	31,016,629
US Treasury Bonds 2.25% 5/15/2041	2.03 to 2.07	15,212,000	10,760,113
US Treasury Bonds 2.25% 8/15/2046	2.93	8,327,300	5,213,996
US Treasury Bonds 2.25% 8/15/2049	2.22	936,600	556,765
US Treasury Bonds 2.375% 11/15/2049	1.57 to 2.39	7,928,000	4,826,789
US Treasury Bonds 2.375% 5/15/2051	2.29	8,194,000	4,887,273
US Treasury Bonds 2.5% 2/15/2046	2.92	12,667,600	8,396,244
US Treasury Bonds 2.5% 5/15/2046	2.92	4,826,500	3,186,621
US Treasury Bonds 2.75% 11/15/2047	2.13 to 2.93	3,369,900	2,279,158
US Treasury Bonds 2.75% 8/15/2047	2.93	1,857,800	1,260,691
US Treasury Bonds 2.875% 11/15/2046	2.33	2,461,500	1,726,800
US Treasury Bonds 2.875% 5/15/2043	2.89	1,252,400	929,222
US Treasury Bonds 2.875% 5/15/2049	2.38	400	272
US Treasury Bonds 2.875% 5/15/2052	3.12 to 3.28	13,900,000	9,174,000
US Treasury Bonds 2.875% 8/15/2045	2.91	91,000	64,958
US Treasury Bonds 3% 11/15/2044	2.11 to 2.91	41,796,400	30,810,151
US Treasury Bonds 3% 2/15/2047	2.91	7,118,100	5,089,442
US Treasury Bonds 3% 2/15/2048	1.33 to 2.93	4,353,000	3,074,476
US Treasury Bonds 3% 5/15/2045	2.38 to 2.90	16,727,200	12,239,606
US Treasury Bonds 3% 5/15/2047	2.92	519,600	370,398
US Treasury Bonds 3% 8/15/2052	3.75 to 4.15	69,100,000	46,726,176
US Treasury Bonds 3.125% 11/15/2041	2.13	1,577,000	1,249,156
US Treasury Bonds 3.125% 5/15/2048	2.13	466,400	336,118
US Treasury Bonds 3.125% 8/15/2044	2.91	76,300	57,595
US Treasury Bonds 3.25% 5/15/2042	3.23 to 3.41	49,500,000	39,466,582
US Treasury Bonds 3.375% 11/15/2048	2.92	4,431,700	3,323,775
US Treasury Bonds 3.375% 5/15/2044	2.90	2,243,400	1,765,801
US Treasury Bonds 3.625% 2/15/2044	2.89	1,062,700	869,629
US Treasury Bonds 3.625% 2/15/2053	3.84 to 4.03	197,700,000	150,908,425
US Treasury Bonds 3.625% 8/15/2043	2.89	320,900	264,203
US Treasury Bonds 3.875% 2/15/2043	3.80 to 4.09	100,400,000	86,018,484
US Treasury Bonds 3.875% 5/15/2043	4.05 to 4.21	135,950,000	116,109,797
US Treasury Bonds 3.875% 8/15/2040	2.80	1,400	1,243
US Treasury Bonds 4% 11/15/2042	3.74 to 4.13	97,300,000	84,958,863
US Treasury Bonds 4% 11/15/2052	3.62 to 3.88	64,100,000	52,391,734
US Treasury Bonds 4.125% 8/15/2044	4.18 to 4.60	110,810,000	96,673,069
US Treasury Bonds 4.125% 8/15/2053	4.20 to 5.03	39,100,000	32,617,953
US Treasury Bonds 4.25% 11/15/2040	2.00 to 2.80	144,500	133,392
US Treasury Bonds 4.25% 2/15/2054	4.34 to 4.78	226,017,000	192,458,774
US Treasury Bonds 4.25% 5/15/2039	1.94 to 2.75	1,432,500	1,346,438
US Treasury Bonds 4.25% 8/15/2054	4.13 to 4.48	88,190,000	75,095,852
US Treasury Bonds 4.375% 11/15/2039	1.95 to 2.77	17,800	16,822
US Treasury Bonds 4.375% 8/15/2043	4.39 to 5.12	40,800,000	37,077,000
US Treasury Bonds 4.5% 11/15/2054	4.37 to 4.80	68,150,000	60,520,395
US Treasury Bonds 4.5% 2/15/2044	4.44 to 4.90	317,270,000	291,764,469
US Treasury Bonds 4.5% 5/15/2038	1.02 to 2.70	4,680,500	4,562,756
US Treasury Bonds 4.5% 8/15/2039	2.75	73,900	70,941
US Treasury Bonds 4.625% 11/15/2044	4.47 to 4.86	50,660,000	47,109,842
US Treasury Bonds 4.625% 11/15/2045	4.63 to 5.22	116,737,000	108,054,686
US Treasury Bonds 4.625% 11/15/2055	4.83 to 4.89	81,620,000	73,993,631
US Treasury Bonds 4.625% 2/15/2046	4.68 to 5.12	258,850,000	239,355,360
US Treasury Bonds 4.625% 2/15/2055	4.49 to 4.69	40,900,000	37,070,418
US Treasury Bonds 4.625% 5/15/2044	4.62 to 4.71	61,100,000	56,985,297
US Treasury Bonds 4.625% 5/15/2054	4.34 to 4.63	96,600,000	87,566,391
US Treasury Bonds 4.75% 11/15/2043	4.17 to 4.69	145,800,000	138,566,952
US Treasury Bonds 4.75% 2/15/2037	2.67	5,326,400	5,343,461
US Treasury Bonds 4.75% 2/15/2041	2.00 to 4.87	491,600	477,620
US Treasury Bonds 4.75% 2/15/2056	4.99	101,500,000	93,982,656
US Treasury Bonds 4.75% 5/15/2055	4.79 to 4.91	183,300,000	169,516,700
US Treasury Bonds 4.75% 8/15/2055	4.67 to 4.92	76,770,000	71,015,249
US Treasury Bonds 4.875% 8/15/2045	4.87	33,900,000	32,432,766
US Treasury Bonds 5% 5/15/2045	4.79 to 4.92	231,880,000	225,521,415
US Treasury Bonds 5% 5/15/2046	4.98 to 5.26	114,500,000	111,118,672
US Treasury Bonds 5% 5/15/2056	4.98 to 5.25	79,180,000	76,309,725
US Treasury Bonds 5.125% 8/15/2046	5.21 to 5.24	76,540,000	75,487,575
US Treasury Bonds 5.125% 8/15/2056	5.21 to 5.24	68,320,000	67,156,425
US Treasury Notes 0.375% 7/31/2027	0.48 to 0.49	41,405,000	39,989,790
US Treasury Notes 0.375% 9/30/2027	0.62	4,380,000	4,203,082
US Treasury Notes 0.5% 10/31/2027	0.61	69,435,000	66,494,862
US Treasury Notes 0.5% 6/30/2027	0.39	6,547,000	6,353,367
US Treasury Notes 0.625% 11/30/2027	0.63	1,471,000	1,406,298
US Treasury Notes 0.625% 12/31/2027	0.63	11,851,000	11,292,707
US Treasury Notes 0.625% 5/15/2030	1.69	6,869,000	5,978,982
US Treasury Notes 0.625% 8/15/2030	0.78	9,936,000	8,565,143
US Treasury Notes 0.75% 1/31/2028	1.15	5,976,000	5,687,471
US Treasury Notes 1.125% 2/29/2028	1.28 to 1.39	119,508,000	114,032,106
US Treasury Notes 1.25% 3/31/2028	1.36	15,582,000	14,858,289
US Treasury Notes 1.25% 4/30/2028	1.25	53,309,000	50,697,692
US Treasury Notes 1.25% 5/31/2028	1.21	39,296,000	37,275,940
US Treasury Notes 1.25% 6/30/2028	0.99	77,172,000	73,014,961
US Treasury Notes 1.25% 8/15/2031	1.48 to 1.80	121,027,000	103,648,279
US Treasury Notes 1.25% 9/30/2028	1.27 to 1.70	70,716,000	66,390,169
US Treasury Notes 1.375% 12/31/2028	1.56 to 1.71	22,700,000	21,204,105
US Treasury Notes 1.5% 11/30/2028	1.31 to 1.42	113,349,000	106,450,650
US Treasury Notes 1.5% 2/15/2030	1.35 to 1.50	87,477,000	79,327,288
US Treasury Notes 1.625% 5/15/2031	3.75	38,120,000	33,521,775
US Treasury Notes 1.625% 8/15/2029	0.94 to 1.80	29,838,600	27,573,897
US Treasury Notes 2.25% 11/15/2027	1.81 to 2.48	27,839,100	27,181,184
US Treasury Notes 2.625% 2/15/2029	1.68 to 2.51	20,536,100	19,701,019
US Treasury Notes 2.625% 7/31/2029	2.64 to 2.92	155,300,000	147,801,922
US Treasury Notes 2.75% 7/31/2027	2.67	85,000,000	83,885,703
US Treasury Notes 2.75% 8/15/2032	2.78 to 4.05	238,719,800	216,311,843
US Treasury Notes 2.875% 4/30/2029	3.05	11,600,000	11,160,469
US Treasury Notes 2.875% 5/15/2028	1.67 to 2.48	46,361,100	45,261,835
US Treasury Notes 2.875% 5/15/2032	2.91 to 2.93	1,900,000	1,740,948
US Treasury Notes 2.875% 8/15/2028	1.76	38,531,600	37,476,497
US Treasury Notes 3.125% 11/15/2028	1.68 to 2.50	3,802,200	3,703,580
US Treasury Notes 3.125% 8/31/2027	3.33	41,900,000	41,457,104
US Treasury Notes 3.125% 8/31/2029	3.29	43,000,000	41,461,406
US Treasury Notes 3.25% 6/30/2027	2.86 to 3.90	38,300,000	38,013,124
US Treasury Notes 3.25% 6/30/2029	2.99	11,400,000	11,052,656
US Treasury Notes 3.375% 5/15/2033	3.96	13,600,000	12,641,625
US Treasury Notes 3.375% 9/15/2027	3.56	46,240,000	45,850,436
US Treasury Notes 3.375% 9/15/2028	3.55 to 3.62	170,070,000	166,847,971
US Treasury Notes 3.5% 1/15/2029	3.61	363,800,000	356,637,688
US Treasury Notes 3.5% 1/31/2028	4.20	12,770,000	12,629,829
US Treasury Notes 3.5% 1/31/2030	4.07	51,100,000	49,578,977
US Treasury Notes 3.5% 10/15/2028	3.60	143,700,000	141,207,703
US Treasury Notes 3.5% 11/15/2028	3.50	57,000,000	55,966,875
US Treasury Notes 3.5% 11/30/2030	4.40	67,098,000	64,573,962
US Treasury Notes 3.5% 12/15/2028	3.52	114,150,000	111,996,310
US Treasury Notes 3.5% 2/15/2029	3.39 to 3.55	104,060,000	101,925,957
US Treasury Notes 3.5% 2/15/2033	3.82	120,900,000	113,560,993
US Treasury Notes 3.5% 2/28/2031	3.52 to 3.68	67,390,000	64,725,989
US Treasury Notes 3.5% 3/15/2029	3.82 to 3.93	164,750,000	161,300,547
US Treasury Notes 3.5% 4/30/2028	3.51 to 3.76	126,400,000	124,726,187
US Treasury Notes 3.5% 4/30/2030	3.71	67,900,000	65,735,688
US Treasury Notes 3.5% 9/30/2027	4.00 to 4.15	73,106,000	72,539,976
US Treasury Notes 3.5% 9/30/2029	3.57	40,400,000	39,341,078
US Treasury Notes 3.625% 10/31/2030	3.71	75,180,000	72,768,954
US Treasury Notes 3.625% 12/31/2030	3.71	65,190,000	63,007,663
US Treasury Notes 3.625% 3/31/2028	3.58	49,700,000	49,171,938
US Treasury Notes 3.625% 3/31/2030	3.48 to 3.55	78,900,000	76,757,988
US Treasury Notes 3.625% 5/31/2028	3.74 to 4.11	30,400,000	30,036,625
US Treasury Notes 3.625% 8/15/2028	3.58	168,800,000	166,531,750
US Treasury Notes 3.625% 8/31/2027	3.99	95,537,000	94,995,126
US Treasury Notes 3.625% 8/31/2029	3.71	17,060,000	16,684,147
US Treasury Notes 3.625% 8/31/2030	3.69	10,040,000	9,732,133
US Treasury Notes 3.625% 9/30/2030	3.74	38,880,000	37,665,000
US Treasury Notes 3.625% 9/30/2031	3.66 to 3.97	96,800,000	92,928,000
US Treasury Notes 3.75% 1/31/2031	3.80	40,220,000	39,043,251
US Treasury Notes 3.75% 10/31/2032	3.78 to 3.89	133,100,000	127,240,480
US Treasury Notes 3.75% 12/31/2028	3.84 to 3.92	33,000,000	32,544,961
US Treasury Notes 3.75% 12/31/2030	4.11	2,400,000	2,331,000
US Treasury Notes 3.75% 2/28/2033	3.87	5,370,000	5,119,750
US Treasury Notes 3.75% 4/15/2028	3.58 to 3.80	103,880,000	102,942,645
US Treasury Notes 3.75% 5/15/2028	3.85	176,050,000	174,372,023
US Treasury Notes 3.75% 6/30/2030	3.96 to 4.08	167,850,000	163,660,306
US Treasury Notes 3.75% 8/15/2027	3.79	48,600,000	48,382,629
US Treasury Notes 3.75% 8/31/2031	3.73	30,500,000	29,469,434
US Treasury Notes 3.875% 10/15/2027	4.12	97,740,000	97,331,477
US Treasury Notes 3.875% 11/30/2027	3.66 to 3.93	118,900,000	118,310,144
US Treasury Notes 3.875% 11/30/2029	3.59 to 3.80	73,000,000	71,776,680
US Treasury Notes 3.875% 12/31/2027	3.50 to 3.64	69,900,000	69,517,734
US Treasury Notes 3.875% 12/31/2029	3.58	29,300,000	28,790,684
US Treasury Notes 3.875% 12/31/2032	3.92 to 4.02	195,900,000	188,339,484
US Treasury Notes 3.875% 3/15/2028	3.68	65,100,000	64,675,324
US Treasury Notes 3.875% 4/15/2029	3.91	395,900,000	390,858,459
US Treasury Notes 3.875% 4/30/2030	3.72	83,400,000	81,793,899
US Treasury Notes 3.875% 4/30/2031	4.02 to 4.23	201,960,000	196,792,664
US Treasury Notes 3.875% 5/15/2029	4.04 to 4.18	300,090,000	296,151,319
US Treasury Notes 3.875% 6/15/2028	3.68 to 3.86	271,600,000	269,435,688
US Treasury Notes 3.875% 6/30/2030	3.79	61,600,000	60,341,531
US Treasury Notes 3.875% 7/31/2030	3.95	120,790,000	118,265,677
US Treasury Notes 3.875% 8/15/2033	4.10 to 4.88	67,600,000	64,621,375
US Treasury Notes 3.875% 8/15/2034	3.92 to 4.28	15,201,000	14,400,572
US Treasury Notes 3.875% 9/30/2029	3.76 to 3.87	27,400,000	26,975,086
US Treasury Notes 3.875% 9/30/2032	3.93	65,250,000	62,864,297
US Treasury Notes 4% 1/31/2029	3.87	107,000,000	106,059,571
US Treasury Notes 4% 1/31/2031	3.91 to 4.28	11,600,000	11,373,891
US Treasury Notes 4% 1/31/2033	3.71	60,200,000	58,243,500
US Treasury Notes 4% 10/31/2029	3.74 to 4.14	128,400,000	126,789,985
US Treasury Notes 4% 11/15/2035	4.26	36,200,000	34,251,422
US Treasury Notes 4% 12/15/2027	4.28 to 4.48	37,600,000	37,464,875
US Treasury Notes 4% 2/15/2034	4.69	63,900,000	61,324,031
US Treasury Notes 4% 2/28/2030	3.69	11,800,000	11,633,602
US Treasury Notes 4% 4/30/2032	4.11 to 4.16	230,000,000	223,809,766
US Treasury Notes 4% 5/31/2028	4.13	93,400,000	92,878,273
US Treasury Notes 4% 5/31/2030	3.95	71,400,000	70,287,164
US Treasury Notes 4% 6/30/2028	4.13	126,700,000	125,952,668
US Treasury Notes 4% 6/30/2032	3.99	61,120,000	59,403,387
US Treasury Notes 4% 7/31/2029	3.94	53,800,000	53,198,953
US Treasury Notes 4% 7/31/2032	3.92 to 4.14	153,230,000	148,818,652
US Treasury Notes 4.125% 10/31/2027	4.24	8,900,000	8,885,051
US Treasury Notes 4.125% 10/31/2029	4.15	83,700,000	82,951,278
US Treasury Notes 4.125% 10/31/2031	4.11 to 4.22	197,040,000	193,507,134
US Treasury Notes 4.125% 11/30/2029	4.05	25,750,000	25,512,617
US Treasury Notes 4.125% 2/15/2036	3.96 to 4.54	381,665,000	364,072,629
US Treasury Notes 4.125% 3/31/2029	4.20	78,700,000	78,201,977
US Treasury Notes 4.125% 3/31/2032	3.88	27,500,000	26,943,555
US Treasury Notes 4.125% 4/30/2033	4.21 to 4.39	482,500,000	469,382,031
US Treasury Notes 4.125% 5/31/2031	4.14 to 4.26	94,100,000	92,618,660
US Treasury Notes 4.125% 5/31/2032	4.16	15,600,000	15,267,281
US Treasury Notes 4.125% 6/30/2031	4.20	32,800,000	32,274,688
US Treasury Notes 4.125% 7/15/2029	4.33	190,370,000	188,927,353
US Treasury Notes 4.125% 7/31/2028	4.18	99,300,000	98,904,351
US Treasury Notes 4.125% 7/31/2031	3.81 to 3.96	129,500,000	127,319,746
US Treasury Notes 4.125% 9/30/2027	3.96	27,300,000	27,265,881
US Treasury Notes 4.25% 1/15/2028	4.24	102,100,000	102,016,246
US Treasury Notes 4.25% 1/31/2030	4.33	127,600,000	126,812,468
US Treasury Notes 4.25% 11/15/2034	4.55	44,900,000	43,581,063
US Treasury Notes 4.25% 2/15/2028	3.96	1,650,000	1,648,517
US Treasury Notes 4.25% 2/28/2029	4.24	80,600,000	80,360,719
US Treasury Notes 4.25% 2/28/2031	4.21 to 4.27	163,500,000	161,928,866
US Treasury Notes 4.25% 3/31/2033	4.26	59,590,000	58,437,771
US Treasury Notes 4.25% 5/15/2035	4.59 to 4.69	28,761,000	27,831,885
US Treasury Notes 4.25% 5/31/2033	4.33 to 4.39	23,560,000	23,079,597
US Treasury Notes 4.25% 6/30/2029	4.34	42,200,000	42,025,266
US Treasury Notes 4.25% 6/30/2033	4.31 to 4.33	37,970,000	37,186,869
US Treasury Notes 4.25% 7/31/2028	4.27	146,710,000	146,452,112
US Treasury Notes 4.25% 8/15/2029	4.40	220,600,000	219,669,344
US Treasury Notes 4.25% 8/15/2035	4.10 to 4.22	53,770,000	51,957,363
US Treasury Notes 4.375% 1/31/2032	4.44	107,300,000	106,478,484
US Treasury Notes 4.375% 11/30/2028	4.29	116,300,000	116,309,085
US Treasury Notes 4.375% 11/30/2030	3.87 to 4.36	171,900,000	171,201,656
US Treasury Notes 4.375% 5/15/2034	4.37 to 4.49	10,400,000	10,213,125
US Treasury Notes 4.375% 5/15/2036	4.71	39,205,000	38,090,108
US Treasury Notes 4.375% 7/31/2031	4.32 to 4.42	46,990,000	46,729,352
US Treasury Notes 4.375% 7/31/2033	4.46 to 4.57	88,050,000	86,811,797
US Treasury Notes 4.375% 8/31/2031	4.49	144,380,000	143,601,702
US Treasury Notes 4.5% 11/15/2033	3.95 to 4.34	118,800,000	117,867,235
US Treasury Notes 4.5% 12/31/2031	4.49	42,500,000	42,450,195
US Treasury Notes 4.5% 5/31/2029	4.49	18,500,000	18,546,250
US Treasury Notes 4.5% 8/31/2033	4.60 to 4.61	149,470,000	148,489,103
US Treasury Notes 4.625% 2/15/2035	4.05 to 4.31	126,340,000	125,732,975
US Treasury Notes 4.625% 4/30/2029	4.72	67,000,000	67,387,344
US Treasury Notes 4.625% 4/30/2031	4.70	48,000,000	48,256,875
US Treasury Notes 4.625% 5/31/2031	4.37 to 4.49	143,700,000	144,440,953
US Treasury Notes 4.625% 8/15/2036	4.75	126,430,000	125,205,209
US Treasury Notes 4.625% 9/30/2028	4.60	96,400,000	96,904,594
US Treasury Notes 4.625% 9/30/2030	4.65	11,900,000	11,968,332
US Treasury Notes 4.75% 2/15/2045	4.70 to 4.81	33,740,000	31,840,807
US Treasury Notes 4.875% 10/31/2028	4.82	5,440,000	5,496,525
TOTAL U.S. TREASURY OBLIGATIONS (Cost $17,344,177,878)			16,506,722,399

Money Market Funds - 1.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j)	3.69	236,151,451	236,198,681
Fidelity Securities Lending Cash Central Fund (j)(k)	3.72	132,320,202	132,333,434
TOTAL MONEY MARKET FUNDS (Cost $368,529,956)			368,532,115

TOTAL INVESTMENT IN SECURITIES - 102.1% (Cost $38,618,443,078)	36,247,573,428
NET OTHER ASSETS (LIABILITIES) - (2.1)%	(740,887,046)
NET ASSETS - 100.0%	35,506,686,382

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 5.5% 9/1/2056	(95,900,000)	(95,269,112)
Ginnie Mae II Pool 6% 9/1/2056	(25,800,000)	(26,165,191)
Uniform Mortgage Backed Securities 2% 9/1/2056	(15,175,000)	(11,837,685)
Uniform Mortgage Backed Securities 3% 9/1/2056	(23,650,000)	(20,167,169)
Uniform Mortgage Backed Securities 4% 9/1/2056	(9,800,000)	(8,946,710)
Uniform Mortgage Backed Securities 4.5% 9/1/2056	(17,675,000)	(16,597,239)
Uniform Mortgage Backed Securities 5% 9/1/2041	(15,425,000)	(15,352,695)
Uniform Mortgage Backed Securities 5% 9/1/2056	(26,500,000)	(25,578,712)
Uniform Mortgage Backed Securities 5.5% 9/1/2056	(28,025,000)	(27,749,128)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(247,663,641)

TOTAL TBA SALE COMMITMENTS (Proceeds $248,231,741)		(247,663,641)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Security or a portion of the security is on loan at period end.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $58,000,322 or 0.2% of net assets.

(g)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(h)	Zero coupon bond which is issued at a discount.
(i)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	116,709,456	5,006,523,804	4,887,052,853	4,839,209	16,116	2,158	236,198,681	236,151,451
Fidelity Securities Lending Cash Central Fund	211,430,533	3,169,775,940	3,248,867,221	524,026	(5,819)	1	132,333,434	132,320,202
	328,139,989	8,176,299,744	8,135,920,074	5,363,235	10,297	2,159	368,532,115

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	196,620,608	-	196,620,608	-

Bank Notes
Financials	46,196,199	-	46,196,199	-

Commercial Mortgage Securities	497,681,834	-	497,681,834	-

Foreign Government and Government Agency Obligations	459,359,280	-	459,359,280	-

Municipal Securities
Education	7,040,495	-	7,040,495	-
Electric Utilities	6,391,445	-	6,391,445	-
General Obligations	52,501,182	-	52,501,182	-
Health Care	6,622,982	-	6,622,982	-
Special Tax	8,147,233	-	8,147,233	-
Transportation	24,776,850	-	24,776,850	-
Water & Sewer	1,608,884	-	1,608,884	-

Non-Convertible Corporate Bonds
Communication Services	782,336,905	-	782,336,905	-
Consumer Discretionary	496,292,859	-	496,292,859	-
Consumer Staples	524,586,132	-	524,586,132	-
Energy	673,809,307	-	673,809,307	-
Financials	3,212,584,659	-	3,212,584,659	-
Health Care	1,003,194,793	-	1,003,194,793	-
Industrials	638,092,367	-	638,092,367	-
Information Technology	701,491,477	-	701,491,477	-
Materials	272,597,437	-	272,597,437	-
Real Estate	318,152,968	-	318,152,968	-
Utilities	899,356,270	-	899,356,270	-

U.S. Government Agency - Mortgage Securities	8,450,722,941	-	8,450,722,941	-

U.S. Government Agency Obligations
Financials	66,081,785	-	66,081,785	-
Utilities	26,072,022	-	26,072,022	-

U.S. Treasury Obligations	16,506,722,399	-	16,506,722,399	-

Money Market Funds	368,532,115	368,532,115	-	-
Total Investments in Securities:	36,247,573,428	368,532,115	35,879,041,313	-
Other Financial Instruments:

TBA Sale Commitments	(247,663,641)	-	(247,663,641)	-
Total Other Financial Instruments:	(247,663,641)	-	(247,663,641)	-
Financial Statements

Statement of Assets and Liabilities

As of August 31, 2026
Assets
Investments in securities, at value - unaffiliated issuers	$35,879,041,313
Investments in securities, at value - affiliated issuers	368,532,115
Foreign currency held at value	1,922
Receivable for investments sold	108,727,093
Receivable for TBA sale commitments	248,231,741
Receivable for fund shares sold	630,728,221
Interest receivable	288,609,396
Distributions receivable from affiliated funds	478,144
Other receivables	154,018
Total assets	37,524,503,963
Liabilities
Payable for investments purchased	752,202,018
Payable for investments purchased, delayed delivery	701,085,783
TBA sale commitments, at value	247,663,641
Payable for fund shares redeemed	184,325,142
Distributions payable	28,798
Other payables and accrued expenses	172,945
Collateral on securities loaned	132,339,253
Total liabilities	2,017,817,580
Net Assets	$35,506,686,383
Net assets consist of:
Paid in capital	38,727,628,929
Total accumulated earnings (loss)	(3,220,942,546)
Net Assets	$35,506,686,383

Net Asset Value and Maximum Offering
Net Asset Value, offering price and redemption price per share ($35,506,686,383/3,998,832,031 shares)	$8.88

Other Information
Unaffiliated issuers, cost	38,249,913,122
Affiliated issuers, cost	368,529,956
Foreign currency holdings, cost	1,886
Securities loaned, market value	892,435,461
Statement of Operations

Year ended August 31, 2026

Investment Income
Dividends - affiliated issuers	$5,363,235
Security lending income - unaffiliated issuers	331,506
Interest	1,323,772,507
Total investment income	1,329,467,248
Expenses
Custodian fees and expenses	210,933
Independent trustees' fees and expenses	69,808
Total expenses	280,741
Expense reductions	(15,719)
Total expenses after reductions	265,022
Net investment income (loss)	1,329,202,226
Net realized gain (loss)
Investments - unaffiliated issuers	(56,054,678)
Investments - affiliated issuers	10,297
Foreign currency transactions	1
Net realized gain (loss)	(56,044,380)
Change in net unrealized appreciation (depreciation)
Investments - unaffiliated issuers	(708,561,990)
Investments - affiliated issuers	2,159
Assets and liabilities in foreign currencies	(8)
TBA sale commitments	1,601,853
Total change in net unrealized appreciation (depreciation)	(706,957,986)
Net gain (loss)	(763,002,366)
Net increase (decrease) in net assets resulting from operations	$566,199,860
Other Information
Income from securities lending - Affiliated Issuers	524,026

Statement of Changes in Net Assets
	Year ended August 31, 2026	Year ended August 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,329,202,226	$1,047,285,420
Net realized gain (loss)	(56,044,380)	(97,400,704)
Change in net unrealized appreciation (depreciation)	(706,957,986)	(50,189,328)
Net increase (decrease) in net assets resulting from operations	$566,199,860	$899,695,388
Distributions to shareholders
Distributions to shareholders	(1,328,175,002)	(1,046,198,641)
Total distributions	(1,328,175,002)	(1,046,198,641)
Net increase (decrease) in net assets resulting from share transactions	5,775,098,238	4,702,727,372
Total increase (decrease) in net assets	5,013,123,096	4,556,224,119
Net Assets
Beginning of period	30,493,563,287	25,937,339,168
End of period	$35,506,686,383	$30,493,563,287
Financial Highlights
Fidelity® Series Bond Index Fund

Years ended August 31,	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$9.07	$9.14	$8.83	$9.19	$10.59
Income from Investment Operations
Net investment income (loss) A, B	.37	.34	.31	.26	.18
Net realized and unrealized gain (loss)	(.19)	(.07)	.31	(.36)	(1.40)
Total from investment operations	.18	.27	.62	(.10)	(1.22)
Distributions
Distributions from net investment income	(.37)	(.34)	(.31)	(.26)	(.18)
Total distributions	(.37)	(.34)	(.31)	(.26)	(.18)
Net asset value, end of period	$8.88	$9.07	$9.14	$8.83	$9.19
Total Return C	1.94%	3.08%	7.24%	(1.12)%	(11.57)%
Ratios and Supplemental Data B, D, E
Ratio of expenses to average net assets before reductions	-% F	-% F	-% F	-% F	-% F
Ratio of expenses to average net assets net of fee waivers, if any	-% F	-% F	-% F	-% F	-% F
Ratio of expenses to average net assets net of all reductions, if any	-% F	-% F	-% F	-% F	-% F
Ratio of net investment income (loss) to average net assets	4.04%	3.83%	3.55%	2.89%	1.82%
Net assets, end of period	$35,506,686,383	$30,493,563,287	$25,937,339,168	$21,421,687,745	$17,763,199,481
Portfolio turnover rate G	59%	55%	50%	42%	61%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FAmount represents less than .005%.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended August 31, 2026

  1. Organization.
Fidelity® Series Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts.

  2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations, Bank Notes, Foreign Government and Government Agency Obligations, Municipal Securities, Non-Convertible Corporate Bonds and U.S. Government Agency Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset-Backed Securities, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities  may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For any foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees.

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of period end is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day.

Gains and losses on securities sold are determined on the basis of identified cost.

Dividend income for domestic securities is recorded on the ex-dividend date. Certain dividends from any foreign securities where the ex-dividend date may have passed are recorded as soon as a fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

As of August 31, 2026, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences may result in distribution reclassifications.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to: capital loss carryforwards, foreign currency transactions, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

	Tax Cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation) ($)
Fidelity® Series Bond Index Fund	38,637,601,986	34,564,722	(2,424,025,180)	(2,389,460,458)

The tax-based components of distributable earnings as of period end were as follows:

	Capital loss carryforward ($)	Net unrealized appreciation (depreciation) on securities and other investments ($)
Fidelity® Series Bond Index Fund	(807,189,246)	(2,389,460,422)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity® Series Bond Index Fund	(240,102,366)	(567,086,880)	(807,189,246)

The tax character of distributions paid was as follows:

August 31, 2026
	Ordinary Income ($)	Total ($)
Fidelity® Series Bond Index Fund	1,328,175,002	1,328,175,002

August 31, 2025
	Ordinary Income ($)	Total ($)
Fidelity® Series Bond Index Fund	1,046,198,641	1,046,198,641

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The value of these commitments and proceeds to be received at contractual settlement date are reflected in the Statement of Assets and Liabilities as "TBA sale commitments, at value" and "Receivable for TBA sale commitments," respectively. A fund realizes a gain or loss on settlement, either through the acquisition of an offsetting TBA purchase commitment on or before the sale commitment date, or by delivery of the securities under the commitment.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

  3. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities, and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity® Series Bond Index Fund	9,368,499,618	7,290,074,279

  4. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provides the Fund with investment management related services.

The Fund does not pay a management fee for these services.

Under the management contract, the investment adviser pays all other operating expenses, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity® Series Bond Index Fund	$154,017

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

  5. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit.

The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

  6. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations in dividends - affiliated issuers. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending income - unaffiliated issuers. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)

Fidelity® Series Bond Index Fund	87,692	-	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity® Series Bond Index Fund	792,503,721

  7. Expense Reductions.
Through arrangements with the custodian, credits realized as a result of certain uninvested cash balances were used to reduce expenses. All of the applicable credits are presented in the table below.

Custodian Credits ($)
Fidelity® Series Bond Index Fund	15,719

  8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended ($)	Year ended ($)
	August 31, 2026	August 31, 2025
Fidelity® Series Bond Index Fund
Fidelity® Series Bond Index Fund	1,328,175,002	1,046,198,641
Total	1,328,175,002	1,046,198,641

  9. Share Transactions.
Share transactions were as follows and may contain in kind transactions, automatic conversions between classes or exchanges between affiliated funds as applicable:

	Shares	Shares	Dollars	Dollars
	Year ended	Year ended	Year ended ($)	Year ended ($)
	August 31, 2026	August 31, 2025	August 31, 2026	August 31, 2025

Fidelity® Series Bond Index Fund
Shares sold	1,049,482,404	782,328,818	9,511,295,750	7,041,604,393
Reinvestment of distributions	146,381,040	116,048,038	1,327,869,851	1,046,197,807
Shares redeemed	(557,427,944)	(375,976,134)	(5,064,067,363)	(3,385,074,828)
Net increase (decrease)	638,435,500	522,400,722	5,775,098,238	4,702,727,372

  10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

  11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Series Bond Index Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Series Bond Index Fund (one of the funds constituting Fidelity Salem Street Trust, referred to hereafter as the "Fund") as of August 31, 2026, the related statement of operations for the year ended August 31, 2026, the statement of changes in net assets for each of the two years in the period ended August 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2026 and the financial highlights for each of the five years in the period ended August 31, 2026 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 14, 2026

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 44.15% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $1,328,175,002 of distributions paid during the fiscal year ended 2026 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in the first quarter of 2027 of amounts for use in preparing 2026 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9892975.107
SBX-ANN-1026
Fidelity® Corporate Bond Fund

Annual Report
August 31, 2026
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Corporate Bond Fund
Schedule of Investments August 31, 2026
Showing Percentage of Net Assets
Asset-Backed Securities - 1.9%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.9%
DB Master Finance LLC Series 2025-1A Class A2I, 4.891% 8/20/2055 (d)	1,071,900	1,052,231
DB Master Finance LLC Series 2025-1A Class A2II, 5.165% 8/20/2055 (d)	868,438	843,593
DB Master Finance LLC Series 2026-1A Class A2I, 5.2% 5/20/2056 (d)	905,000	893,234
DB Master Finance LLC Series 2026-1A Class A2II, 5.432% 5/20/2056 (d)	6,000,000	5,926,805
Jersey Mike's Funding Series 2024-1A Class A2, 5.636% 2/15/2055 (d)	1,196,775	1,188,723
Jersey Mike's Funding Series 2026-1A Class A2I, 4.952% 2/15/2056 (d)	4,217,200	4,105,283
Jersey Mike's Funding Series 2026-1A Class A2II, 5.481% 2/15/2056 (d)	4,950,000	4,811,112
Subway Funding LLC Series 2024-1A Class A23, 6.505% 7/30/2054 (d)	1,118,085	1,102,036
Subway Funding LLC Series 2024-1A Class A2I, 6.028% 7/30/2054 (d)	2,144,798	2,148,422
Subway Funding LLC Series 2024-1A Class A2II, 6.268% 7/30/2054 (d)	1,275,285	1,273,362
Subway Funding LLC Series 2024-3A Class A23, 5.914% 7/30/2054 (d)	1,752,780	1,669,595
Subway Funding LLC Series 2024-3A Class A2I, 5.246% 7/30/2054 (d)	1,827,450	1,786,114
Subway Funding LLC Series 2024-3A Class A2II, 5.566% 7/30/2054 (d)	2,849,250	2,758,943
Taco Bell Fdg LLC Series 2025-1A Class A2I, 4.821% 8/25/2055 (d)	2,020,000	1,970,711
Taco Bell Fdg LLC Series 2025-1A Class A2II, 5.049% 8/25/2055 (d)	5,300,000	5,134,248
TOTAL UNITED STATES		36,664,412
TOTAL ASSET-BACKED SECURITIES (Cost $37,479,175)		36,664,412

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Financials - 0.1%
Banks - 0.1%
Regions Bank/Birmingham AL 6.45% 6/26/2037 (Cost $1,038,009)	985,000	1,021,488

Commercial Mortgage Securities - 0.8%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.8%
Cent Trust Series 2025-CITY Class A, 4.92% 7/10/2040 (b)(d)	1,814,000	1,794,139
ELP Series 2025-ELP Class A, 4.7573% 11/13/2042 (b)(d)	890,000	868,735
ELP Series 2025-ELP Class B, 4.8475% 11/13/2042 (b)(d)	4,952,000	4,834,292
Int Commercial Mortgage Trust Series 2025-PLAZA Class A, 5.0415% 11/5/2037 (b)(d)	1,485,000	1,462,955
Int Commercial Mortgage Trust Series 2025-PLAZA Class B, 5.1692% 11/5/2037 (b)(d)	848,000	834,575
PSA Trust Series 2026-STOR Class A, 5.5538% 8/15/2043 (d)	1,360,000	1,360,812
PSA Trust Series 2026-STOR Class B, 5.8556% 8/15/2043 (d)	806,000	806,128
Shops Coml Mtg Trust Series 2026-CSTL Class A, 4.8105% 5/5/2039 (b)(d)	2,744,000	2,690,441
TCO Commercial Mortgage Trust Series 2024-DPM Class B, CME Term SOFR 1 month Index + 1.5924%, 5.2316% 12/15/2039 (b)(d)(f)	411,000	411,000
TOTAL UNITED STATES		15,063,077
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $15,296,582)		15,063,077

Foreign Government and Government Agency Obligations - 0.5%
	Principal Amount (a)	Value ($)
MEXICO - 0.5%
United Mexican States 6.25% 8/27/2037 (Cost $10,368,073)	10,450,000	10,249,047

Municipal Securities - 0.0%
	Principal Amount (a)	Value ($)
California - 0.0%
General Obligations - 0.0%
State of California 7.625% 3/1/2040	115,000	131,822
Ohio - 0.0%
Electric Utilities - 0.0%
American Mun Pwr Rev 8.084% 2/15/2050	525,000	631,597
TOTAL MUNICIPAL SECURITIES (Cost $911,560)		763,419

Non-Convertible Corporate Bonds - 91.1%
	Principal Amount (a)	Value ($)
AUSTRALIA - 1.2%
Financials - 1.2%
Banks - 1.1%
Commonwealth Bank of Australia 3.784% 3/14/2032 (d)	9,980,000	9,166,707
National Australia Bank Ltd 5.625% 6/4/2037 (b)(d)	6,000,000	5,861,351
Westpac Banking Corp 5.405% 8/10/2033 (b)	6,036,000	6,004,174
		21,032,232
Financial Services - 0.1%
Cimic Finance Ltd 6% 4/22/2036 (d)	1,925,000	1,879,961
TOTAL AUSTRALIA		22,912,193
BELGIUM - 0.7%
Financials - 0.7%
Banks - 0.7%
KBC Group NV 4.932% 10/16/2030 (b)(d)	7,617,000	7,583,314
KBC Group NV 6.324% 9/21/2034 (b)(d)	4,700,000	4,918,164

TOTAL BELGIUM		12,501,478
CANADA - 2.7%
Communication Services - 0.4%
Wireless Telecommunication Services - 0.4%
Rogers Communications Inc 3.8% 3/15/2032	4,507,000	4,141,486
Rogers Communications Inc 4.55% 3/15/2052	4,154,000	3,144,484
TOTAL COMMUNICATION SERVICES		7,285,970
Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.3%
Alimentation Couche-Tard Inc 5.077% 9/29/2035 (d)	6,400,000	6,171,032
Energy - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
Canadian Natural Resources Ltd 2.95% 7/15/2030	5,193,000	4,834,508
Canadian Natural Resources Ltd 5.85% 2/1/2035	180,000	183,683
Canadian Natural Resources Ltd 6.25% 3/15/2038	4,974,000	5,151,792
Canadian Natural Resources Ltd 6.5% 2/15/2037	3,500,000	3,707,540
Cenovus Energy Inc 2.65% 1/15/2032	465,000	410,322
Cenovus Energy Inc 3.75% 2/15/2052	1,441,000	991,588
Cenovus Energy Inc 5.25% 6/15/2037	376,000	357,577
Cenovus Energy Inc 5.4% 6/15/2047	899,000	812,339
Cenovus Energy Inc 6.75% 11/15/2039	262,000	282,436
Enbridge Inc 5.55% 6/20/2035	5,200,000	5,178,025
Enbridge Inc 7.2% 6/27/2054 (b)	2,600,000	2,723,110
TOTAL ENERGY		24,632,920
Financials - 0.3%
Insurance - 0.3%
Empower Finance 2020 LP 3.075% 9/17/2051 (d)	2,134,000	1,321,291
Intact Financial Corp 5.459% 9/22/2032 (d)	4,464,000	4,500,717
TOTAL FINANCIALS		5,822,008
Utilities - 0.4%
Independent Power and Renewable Electricity Producers - 0.4%
Emera US Finance LP 2.639% 6/15/2031	4,782,000	4,257,503
Emera US Finance LP 4.75% 6/15/2046	3,302,000	2,725,203
TOTAL UTILITIES		6,982,706
TOTAL CANADA		50,894,636
FRANCE - 0.8%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.6%
Orange SA 4.25% 1/13/2031 (d)	3,578,000	3,447,339
Orange SA 4.75% 1/13/2033 (d)	2,944,000	2,833,994
Orange SA 5% 1/13/2036 (d)	5,100,000	4,848,937
TOTAL COMMUNICATION SERVICES		11,130,270
Financials - 0.2%
Banks - 0.2%
BPCE SA 2.277% 1/20/2032 (b)(d)	4,556,000	3,991,087
TOTAL FRANCE		15,121,357
GERMANY - 1.5%
Consumer Discretionary - 0.2%
Automobiles - 0.2%
Volkswagen Group of America Finance LLC 4.75% 11/13/2028 (d)	3,045,000	3,024,387
Financials - 0.3%
Capital Markets - 0.1%
Deutsche Bank AG/New York NY 3.035% 5/28/2032 (b)	2,440,000	2,192,808
Insurance - 0.2%
Allianz SE 5.6% 9/3/2054 (b)(d)	4,000,000	3,912,899
TOTAL FINANCIALS		6,105,707
Health Care - 0.9%
Pharmaceuticals - 0.9%
Bayer US Finance II LLC 4.875% 6/25/2048 (d)	3,224,000	2,600,390
Bayer US Finance LLC 5.375% 7/20/2033 (d)	410,000	404,966
Bayer US Finance LLC 5.625% 7/20/2036 (d)	2,000,000	1,960,844
Bayer US Finance LLC 6.25% 1/21/2029 (d)	3,210,000	3,299,119
Bayer US Finance LLC 6.375% 7/20/2056 (d)	4,000,000	3,881,277
Bayer US Finance LLC 6.875% 11/21/2053 (d)	5,310,000	5,511,784
TOTAL HEALTH CARE		17,658,380
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
RWE Finance US LLC 5.125% 9/18/2035 (d)	1,243,000	1,187,292
TOTAL GERMANY		27,975,766
IRELAND - 2.5%
Financials - 1.2%
Banks - 0.1%
Bank of Ireland Group PLC 4.997% 11/12/2032 (b)(d)	1,861,000	1,828,285
Consumer Finance - 1.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026	3,344,000	3,334,151
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.3% 1/30/2032	788,000	711,074
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.4% 10/29/2033	1,630,000	1,422,241
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.85% 10/29/2041	2,664,000	2,079,890
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.95% 9/10/2034	4,180,000	3,991,657
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.15% 9/30/2030	8,600,000	8,884,914
		20,423,927
TOTAL FINANCIALS		22,252,212
Industrials - 0.9%
Passenger Airlines - 0.3%
SMBC Aviation Capital Finance DAC 5.2% 7/23/2031 (d)	796,000	791,028
SMBC Aviation Capital Finance DAC 5.7% 7/23/2036 (d)	4,900,000	4,840,510
		5,631,538
Transportation Infrastructure - 0.6%
Avolon Holdings Funding Ltd 5.15% 1/15/2030 (d)	5,148,000	5,124,001
Avolon Holdings Funding Ltd 5.375% 5/30/2030 (d)	804,000	805,618
Avolon Holdings Funding Ltd 5.75% 3/1/2029 (d)	5,000,000	5,066,064
		10,995,683
TOTAL INDUSTRIALS		16,627,221
Materials - 0.4%
Containers & Packaging - 0.4%
Smurfit Kappa Treasury ULC 5.438% 4/3/2034	5,100,000	5,084,962
Smurfit Westrock Financing DAC 5.418% 1/15/2035	3,740,000	3,705,761
TOTAL MATERIALS		8,790,723
TOTAL IRELAND		47,670,156
ISRAEL - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Teva Pharmaceutical Finance Netherlands III BV 6% 12/1/2032	200,000	204,627
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030	200,000	203,051

TOTAL ISRAEL		407,678
ITALY - 0.5%
Utilities - 0.5%
Electric Utilities - 0.5%
ENEL Finance International NV 4.375% 9/30/2030 (d)	4,694,000	4,564,632
ENEL Finance International NV 5.5% 6/26/2034 (d)	4,401,000	4,375,893

TOTAL ITALY		8,940,525
JAPAN - 1.0%
Communication Services - 0.8%
Diversified Telecommunication Services - 0.8%
NTT Finance Corp 4.876% 7/16/2030 (d)	721,000	711,920
NTT Finance Corp 5.171% 7/16/2032 (d)	8,000,000	7,871,151
NTT Finance Corp 5.483% 11/1/2036 (d)	3,000,000	2,918,095
NTT Finance Corp 5.502% 7/16/2035 (d)	3,000,000	2,946,269
TOTAL COMMUNICATION SERVICES		14,447,435
Financials - 0.2%
Banks - 0.2%
Mizuho Bank Ltd 5.185% 4/16/2036 (d)	4,100,000	3,990,237
TOTAL JAPAN		18,437,672
NETHERLANDS - 0.3%
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
NXP BV / NXP Funding LLC / NXP USA Inc 2.65% 2/15/2032	3,129,000	2,728,328
NXP BV / NXP Funding LLC / NXP USA Inc 4.85% 8/19/2032	613,000	595,193
NXP BV / NXP Funding LLC / NXP USA Inc 5.25% 8/19/2035	1,769,000	1,716,588

TOTAL NETHERLANDS		5,040,109
SAUDI ARABIA - 0.1%
Financials - 0.1%
Financial Services - 0.1%
Avilease Capital Ltd 5.5% 6/30/2031 (d)	3,160,000	3,149,667
SOUTH AFRICA - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Anglo American Capital PLC 3.875% 3/16/2029 (d)	3,773,000	3,676,902
SPAIN - 0.8%
Financials - 0.7%
Banks - 0.7%
Banco Santander SA 2.749% 12/3/2030	6,600,000	5,948,252
CaixaBank SA 6.037% 6/15/2035 (b)(d)	6,103,000	6,240,593
TOTAL FINANCIALS		12,188,845
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/2028 (d)	2,881,000	2,821,188
TOTAL SPAIN		15,010,033
SWITZERLAND - 0.5%
Financials - 0.5%
Capital Markets - 0.5%
UBS Group AG 3.091% 5/14/2032 (b)(d)	3,207,000	2,910,940
UBS Group AG 3.126% 8/13/2030 (b)(d)	3,246,000	3,075,369
UBS Group AG 4.194% 4/1/2031 (b)(d)	3,632,000	3,519,544

TOTAL SWITZERLAND		9,505,853
UNITED KINGDOM - 3.1%
Consumer Staples - 0.2%
Tobacco - 0.2%
BAT Capital Corp 7.75% 10/19/2032	3,622,000	4,054,390
Reynolds American Inc 5.7% 8/15/2035	103,000	103,860
TOTAL CONSUMER STAPLES		4,158,250
Financials - 2.6%
Banks - 2.6%
Barclays PLC 5.367% 2/25/2031 (b)	5,000,000	5,019,052
Barclays PLC 5.785% 2/25/2036 (b)	5,000,000	4,991,153
Barclays PLC 7.437% 11/2/2033 (b)	1,000,000	1,096,752
HSBC Holdings PLC 2.357% 8/18/2031 (b)	9,356,000	8,403,596
HSBC Holdings PLC 2.848% 6/4/2031 (b)	3,697,000	3,402,506
HSBC Holdings PLC 4.675% 3/10/2032 (b)	3,100,000	3,019,866
HSBC Holdings PLC 4.95% 3/31/2030	200,000	200,011
HSBC Holdings PLC 5.279% 3/10/2037 (b)	3,100,000	2,980,034
Lloyds Banking Group PLC 4.976% 8/11/2033 (b)	3,773,000	3,696,890
Lloyds Banking Group PLC 5.203% 8/17/2032 (b)	6,800,000	6,776,429
Lloyds Banking Group PLC 7.953% 11/15/2033 (b)	3,754,000	4,168,876
Standard Chartered PLC 5.005% 10/15/2030 (b)(d)	3,605,000	3,592,521
TOTAL FINANCIALS		47,347,686
Health Care - 0.1%
Health Care Providers & Services - 0.1%
180 Medical Inc 3.875% 10/15/2029 (d)	1,035,000	1,000,113
180 Medical Inc 5.3% 10/8/2035 (d)	1,919,000	1,842,418
TOTAL HEALTH CARE		2,842,531
Industrials - 0.2%
Aerospace & Defense - 0.2%
BAE Systems PLC 3.4% 4/15/2030 (d)	326,000	309,295
BAE Systems PLC 5.25% 3/26/2031 (d)	363,000	366,335
BAE Systems PLC 5.3% 3/26/2034 (d)	2,500,000	2,498,977
BAE Systems PLC 5.5% 3/26/2054 (d)	893,000	849,321
		4,023,928
Passenger Airlines - 0.0%
British Airways 2021-1 Class A Pass Through Trust equipment trust certificate 2.9% 9/15/2036 (d)	659,785	593,996
TOTAL INDUSTRIALS		4,617,924
TOTAL UNITED KINGDOM		58,966,391
UNITED STATES - 75.3%
Communication Services - 6.7%
Diversified Telecommunication Services - 2.4%
AT&T Inc 2.25% 2/1/2032	4,905,000	4,219,425
AT&T Inc 3.55% 9/15/2055	2,075,000	1,257,847
AT&T Inc 3.65% 9/15/2059	1,452,000	874,518
AT&T Inc 3.8% 12/1/2057	6,174,000	3,878,547
AT&T Inc 4.5% 5/15/2035	1,446,000	1,328,549
AT&T Inc 4.75% 4/30/2033	4,050,000	3,896,284
Comcast Corp 2.937% 11/1/2056	977,000	499,283
Comcast Corp 2.987% 11/1/2063	3,786,000	1,840,302
Comcast Corp 3.999% 11/1/2049	538,000	362,917
Comcast Corp 6.05% 5/15/2055	8,600,000	7,856,930
HUT 8 DC LLC 6.192% 11/15/2042 (d)	1,416,000	1,375,205
QTS Central Issuer LLC/ QTS TRS Central Issuer LLC 6.625% 9/1/2031 (d)	600,000	591,422
Space Exploration Technologies Corp 5.35% 7/15/2031 (d)	3,023,000	2,954,831
Space Exploration Technologies Corp 5.65% 7/15/2033 (d)	4,228,000	4,078,910
Verizon Communications Inc 3% 11/20/2060	3,160,000	1,722,536
Verizon Communications Inc 3.7% 3/22/2061	2,757,000	1,764,399
Verizon Communications Inc 4.4% 11/1/2034	4,919,000	4,562,026
Verizon Communications Inc 4.5% 8/10/2033	395,000	374,806
Verizon Communications Inc 4.78% 2/15/2035	863,000	814,850
Verizon Communications Inc 5.401% 7/2/2037	258,000	249,421
Verizon Communications Inc 6% 11/30/2065	1,770,000	1,627,648
		46,130,656
Entertainment - 0.2%
Walt Disney Co/The 6.65% 11/15/2037	3,552,000	3,890,491
Interactive Media & Services - 1.8%
Alphabet Inc 5.45% 11/15/2055	7,019,000	6,219,324
Alphabet Inc 5.7% 11/15/2075	7,100,000	6,226,816
Meta Platforms Inc 4.2% 11/15/2030	2,858,000	2,770,068
Meta Platforms Inc 4.6% 11/15/2032	3,092,000	2,969,035
Meta Platforms Inc 4.875% 11/15/2035	7,110,000	6,654,645
Meta Platforms Inc 5.5% 11/15/2045	4,111,000	3,567,532
Meta Platforms Inc 5.625% 11/15/2055	4,110,000	3,425,546
Meta Platforms Inc 5.75% 11/15/2065	4,110,000	3,374,713
		35,207,679
Media - 1.6%
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 8/15/2030 (d)	4,980,000	4,634,915
Charter Communications Operating LLC / Charter Communications Operating Capital 4.4% 12/1/2061	3,210,000	1,984,563
Charter Communications Operating LLC / Charter Communications Operating Capital 4.8% 3/1/2050	1,263,000	898,591
Charter Communications Operating LLC / Charter Communications Operating Capital 5.25% 4/1/2053	4,995,000	3,759,534
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/2047	4,113,000	3,180,973
Charter Communications Operating LLC / Charter Communications Operating Capital 5.5% 4/1/2063	1,396,000	1,025,851
Discovery Communications LLC 3.95% 3/20/2028	3,932,000	3,882,457
Discovery Global Holdings Inc 3.755% 3/15/2027	251,000	249,419
Time Warner Cable LLC 5.5% 9/1/2041	4,562,000	3,795,766
Time Warner Cable LLC 5.875% 11/15/2040	2,823,000	2,449,997
Time Warner Cable LLC 6.55% 5/1/2037	728,000	701,088
Time Warner Cable LLC 6.75% 6/15/2039	470,000	447,278
Time Warner Cable LLC 7.3% 7/1/2038	2,609,000	2,620,689
		29,631,121
Wireless Telecommunication Services - 0.7%
T-Mobile USA Inc 2.4% 3/15/2029	1,197,000	1,127,760
T-Mobile USA Inc 2.7% 3/15/2032	8,119,000	7,127,921
T-Mobile USA Inc 4.95% 11/15/2035	4,950,000	4,707,290
		12,962,971
TOTAL COMMUNICATION SERVICES		127,822,918
Consumer Discretionary - 3.5%
Automobiles - 1.7%
Ford Motor Co 3.25% 2/12/2032	4,150,000	3,629,193
General Motors Co 5% 4/1/2035	860,000	815,142
General Motors Co 5.15% 4/1/2038	4,000,000	3,708,113
General Motors Co 5.2% 4/1/2045	981,000	843,721
General Motors Co 5.4% 4/1/2048	396,000	344,054
General Motors Co 5.95% 4/1/2049	1,871,000	1,741,768
General Motors Financial Co Inc 3.1% 1/12/2032	4,550,000	4,070,201
General Motors Financial Co Inc 4.3% 4/6/2029	4,225,000	4,154,182
Stellantis Finance US Inc 1.711% 1/29/2027 (d)	2,261,000	2,231,807
Stellantis Finance US Inc 2.691% 9/15/2031 (d)	6,485,000	5,456,502
Stellantis Finance US Inc 5.75% 3/18/2030 (d)	4,589,000	4,528,916
		31,523,599
Broadline Retail - 0.6%
Amazon.com Inc 5.65% 3/13/2046	5,200,000	4,875,370
Amazon.com Inc 5.8% 3/13/2056	2,889,000	2,664,847
Amazon.com Inc 5.95% 3/13/2066	5,200,000	4,785,948
		12,326,165
Diversified Consumer Services - 0.1%
Massachusetts Institute of Technology 3.885% 7/1/2116	2,494,000	1,618,413
Hotels, Restaurants & Leisure - 0.2%
Airbnb Inc 4.65% 3/16/2031	4,362,000	4,300,690
Specialty Retail - 0.9%
Advance Auto Parts Inc 1.75% 10/1/2027	1,890,000	1,820,907
AutoZone Inc 4% 4/15/2030	3,622,000	3,498,493
Home Depot Inc/The 4.95% 6/25/2034	3,400,000	3,343,923
Home Depot Inc/The 5.95% 4/1/2041	319,000	325,736
Lowe's Cos Inc 3% 10/15/2050	4,414,000	2,653,238
Lowe's Cos Inc 3.75% 4/1/2032	3,773,000	3,511,375
Lowe's Cos Inc 5.625% 4/15/2053	2,433,000	2,232,953
		17,386,625
TOTAL CONSUMER DISCRETIONARY		67,155,492
Consumer Staples - 2.1%
Beverages - 0.1%
Constellation Brands Inc 2.875% 5/1/2030	3,254,000	3,017,508
Consumer Staples Distribution & Retail - 0.7%
Dollar Tree Inc 2.65% 12/1/2031	4,527,000	3,991,346
Mars Inc 4.8% 3/1/2030 (d)	1,423,000	1,415,779
Mars Inc 5% 3/1/2032 (d)	1,069,000	1,061,741
Mars Inc 5.2% 3/1/2035 (d)	4,609,000	4,541,925
Mars Inc 5.65% 5/1/2045 (d)	864,000	828,668
Mars Inc 5.7% 5/1/2055 (d)	1,723,000	1,628,139
Mars Inc 5.8% 5/1/2065 (d)	215,000	203,577
		13,671,175
Food Products - 0.7%
Bunge Ltd Finance Corp 4.8% 3/19/2033	5,495,000	5,357,954
Bunge Ltd Finance Corp 5.15% 3/19/2036	7,200,000	6,972,989
Conagra Brands Inc 5.4% 8/1/2031	274,000	273,068
Smithfield Foods Inc 3% 10/15/2030 (d)	798,000	721,918
		13,325,929
Tobacco - 0.6%
Philip Morris International Inc 4.375% 11/15/2041	712,000	603,183
Philip Morris International Inc 5.125% 2/15/2030	6,763,000	6,805,004
Philip Morris International Inc 5.75% 11/17/2032	3,508,000	3,612,579
		11,020,766
TOTAL CONSUMER STAPLES		41,035,378
Energy - 6.7%
Oil, Gas & Consumable Fuels - 6.7%
Cheniere Energy Partners LP 5.35% 11/30/2036 (d)	847,000	823,725
Cheniere Energy Partners LP 6.05% 11/30/2056 (d)	3,191,000	3,082,631
Columbia Pipelines Holding Co LLC 5.097% 10/1/2031 (d)	5,000,000	4,942,122
Columbia Pipelines Operating Co LLC 5.695% 10/1/2054 (d)	5,000,000	4,596,878
Columbia Pipelines Operating Co LLC 5.927% 8/15/2030 (d)	242,000	248,959
Columbia Pipelines Operating Co LLC 5.962% 2/15/2055 (d)	5,000,000	4,771,170
Columbia Pipelines Operating Co LLC 6.036% 11/15/2033 (d)	652,000	673,109
Columbia Pipelines Operating Co LLC 6.497% 8/15/2043 (d)	195,000	200,817
Columbia Pipelines Operating Co LLC 6.544% 11/15/2053 (d)	351,000	360,100
DCP Midstream Operating LP 5.125% 5/15/2029	3,085,000	3,100,859
DCP Midstream Operating LP 5.6% 4/1/2044	116,000	109,761
Eastern Gas Transmission & Storage Inc 3% 11/15/2029	2,833,000	2,668,633
Eastern Gas Transmission & Storage Inc 3.9% 11/15/2049	2,641,000	1,863,402
Energy Transfer LP 3.75% 5/15/2030	4,020,000	3,839,671
Energy Transfer LP 5.4% 10/1/2047	661,000	581,013
Energy Transfer LP 5.6% 9/1/2034	5,000,000	4,998,965
Energy Transfer LP 5.8% 6/15/2038	186,000	184,787
Energy Transfer LP 6% 6/15/2048	121,000	114,015
EQT Corp 5.75% 2/1/2034	8,593,000	8,665,305
Florida Gas Transmission Co LLC 5.75% 7/15/2035 (d)	7,158,000	7,208,082
Gulfstream Natural Gas System LLC 5.6% 7/23/2035 (d)	4,146,000	4,109,485
Hess Corp 5.6% 2/15/2041	2,853,000	2,814,444
Hess Corp 5.8% 4/1/2047	4,188,000	4,122,921
Hess Corp 7.3% 8/15/2031	1,198,000	1,316,122
Hess Corp 7.875% 10/1/2029	2,092,000	2,277,605
Occidental Petroleum Corp 5.375% 1/1/2032	1,812,000	1,828,761
Occidental Petroleum Corp 5.55% 10/1/2034	1,329,000	1,340,504
ONEOK Inc 3.25% 6/1/2030	3,848,000	3,602,295
Plains All American Pipeline LP / PAA Finance Corp 3.8% 9/15/2030	639,000	608,882
Plains All American Pipeline LP / PAA Finance Corp 4.7% 1/15/2031	1,302,000	1,277,952
Plains All American Pipeline LP / PAA Finance Corp 5.6% 1/15/2036	5,455,000	5,375,110
Plains All American Pipeline LP / PAA Finance Corp 5.7% 9/15/2034	8,500,000	8,517,092
Rio Grande LNG LLC 5.25% 6/30/2031 (d)	347,000	342,966
Rio Grande LNG LLC 5.5% 1/30/2034 (d)	443,000	434,579
Spectra Energy Partners LP 4.5% 3/15/2045	329,000	267,779
Targa Resources Corp 5.5% 2/15/2035	5,914,000	5,856,967
Targa Resources Corp 5.55% 8/15/2035	5,000,000	4,947,249
Transcontinental Gas Pipe Line Co LLC 3.25% 5/15/2030	169,000	159,339
Transcontinental Gas Pipe Line Co LLC 5.1% 3/15/2036	5,790,000	5,600,961
Western Gas Partners LP 4.05% 2/1/2030 (e)	7,975,000	7,693,453
Western Gas Partners LP 5.3% 3/1/2048	1,447,000	1,232,105
Western Gas Partners LP 6.15% 4/1/2033	2,655,000	2,737,607
Williams Cos Inc/The 2.6% 3/15/2031	4,640,000	4,158,647
Williams Cos Inc/The 3.5% 11/15/2030	1,436,000	1,346,465
Williams Cos Inc/The 4.65% 8/15/2032	1,460,000	1,414,780
Williams Cos Inc/The 5.3% 8/15/2052	323,000	281,149
Williams Cos Inc/The 5.75% 6/24/2044	1,664,000	1,587,283
TOTAL ENERGY		128,286,506
Financials - 22.9%
Banks - 9.9%
Bank of America Corp 1.898% 7/23/2031 (b)	4,225,000	3,747,293
Bank of America Corp 2.592% 4/29/2031 (b)	4,716,000	4,328,743
Bank of America Corp 3.194% 7/23/2030 (b)	6,399,000	6,096,773
Bank of America Corp 4.571% 4/27/2033 (b)	5,282,000	5,097,380
Bank of America Corp 5.015% 7/22/2033 (b)	6,866,000	6,780,798
Bank of America Corp 5.468% 1/23/2035 (b)	10,000,000	10,020,177
Bank of America Corp 6.11% 1/29/2037	812,000	831,979
Citibank NA 4.846% 6/18/2032 (b)	10,100,000	9,957,687
Citigroup Inc 2.666% 1/29/2031 (b)	3,094,000	2,856,978
Citigroup Inc 3.785% 3/17/2033 (b)	3,773,000	3,498,824
Citigroup Inc 4.412% 3/31/2031 (b)	3,773,000	3,689,091
Citigroup Inc 4.91% 5/24/2033 (b)	1,983,000	1,943,333
Citizens Financial Group Inc 2.638% 9/30/2032	2,619,000	2,221,070
Citizens Financial Group Inc 5.253% 3/5/2031 (b)	5,150,000	5,151,951
Citizens Financial Group Inc 5.718% 7/23/2032 (b)	2,696,000	2,729,165
Citizens Financial Group Inc 6.645% 4/25/2035 (b)	4,879,000	5,133,805
Fifth Third Bancorp 8.25% 3/1/2038	1,305,000	1,546,948
Huntington Bancshares Inc/OH 2.487% 8/15/2036 (b)	2,720,000	2,319,725
JPMorgan Chase & Co 2.956% 5/13/2031 (b)	711,000	659,308
JPMorgan Chase & Co 2.963% 1/25/2033 (b)	5,659,000	5,052,480
JPMorgan Chase & Co 4.586% 4/26/2033 (b)	5,659,000	5,480,595
JPMorgan Chase & Co 4.603% 10/22/2030 (b)	6,778,000	6,703,321
JPMorgan Chase & Co 4.912% 7/25/2033 (b)	7,546,000	7,415,314
JPMorgan Chase & Co 4.946% 10/22/2035 (b)	8,848,000	8,562,129
JPMorgan Chase & Co 5.717% 9/14/2033 (b)	11,714,000	11,872,963
KeyCorp 5.305% 1/28/2037 (b)	2,253,000	2,163,595
Morgan Stanley Private Bank NA 4.465% 11/19/2031 (b)	7,100,000	6,903,856
PNC Financial Services Group Inc/The 5.068% 1/24/2034 (b)	9,168,000	9,005,379
PNC Financial Services Group Inc/The 5.222% 1/29/2031 (b)	4,000,000	4,022,217
PNC Financial Services Group Inc/The 5.575% 1/29/2036 (b)	4,000,000	4,004,021
Truist Financial Corp 5.122% 1/26/2034 (b)	2,565,000	2,516,644
Truist Financial Corp 5.153% 8/5/2032 (b)	7,000,000	6,943,109
Wells Fargo & Co 3.068% 4/30/2041 (b)	4,716,000	3,468,039
Wells Fargo & Co 4.897% 7/25/2033 (b)	3,944,000	3,858,215
Wells Fargo & Co 5.15% 4/23/2031 (b)	7,000,000	7,012,446
Wells Fargo & Co 5.499% 1/23/2035 (b)	11,400,000	11,411,232
Wells Fargo & Co 6.491% 10/23/2034 (b)	4,100,000	4,346,818
		189,353,401
Capital Markets - 5.4%
Ares Strategic Income Fund 4.85% 1/15/2029	4,260,000	4,184,766
Ares Strategic Income Fund 5.15% 1/15/2031	5,000,000	4,770,217
Ares Strategic Income Fund 5.55% 4/15/2031	10,360,000	10,001,595
Athene Global Funding 2.5% 3/24/2028 (d)	4,225,000	4,059,168
Blackstone Holdings Finance Co LLC 2.8% 9/30/2050 (d)	755,000	442,046
Blackstone Holdings Finance Co LLC 3.5% 9/10/2049 (d)	2,795,000	1,895,520
Goldman Sachs Group Inc/The 4.516% 1/21/2032 (b)	2,744,000	2,658,054
Goldman Sachs Group Inc/The 5.065% 1/21/2037 (b)	9,200,000	8,735,499
HPS Corporate Lending Fund 4.9% 9/11/2028	1,921,000	1,889,021
HPS Corporate Lending Fund 5.45% 1/14/2028	3,826,000	3,820,544
HPS Corporate Lending Fund 5.45% 11/15/2030	9,924,000	9,596,320
Morgan Stanley 4.654% 10/18/2030 (b)	10,100,000	9,989,331
Morgan Stanley 4.708% 3/12/2032 (b)	7,300,000	7,125,855
Morgan Stanley 5.23% 1/15/2031 (b)	4,074,000	4,088,717
Morgan Stanley 5.32% 7/19/2035 (b)	12,000,000	11,816,724
Morgan Stanley 6.342% 10/18/2033 (b)	9,055,000	9,497,191
MSCI Inc 5.15% 3/15/2036	6,510,000	6,178,270
MSCI Inc 5.25% 9/1/2035	1,215,000	1,164,481
Nuveen LLC 5.55% 1/15/2030 (d)	884,000	890,258
S&P Global Inc 3.9% 3/1/2062	1,462,000	1,001,238
		103,804,815
Consumer Finance - 1.1%
American Express Co 5.085% 1/30/2031 (b)	1,358,000	1,361,827
Ford Motor Credit Co LLC 3.625% 6/17/2031	200,000	181,497
Ford Motor Credit Co LLC 4.95% 5/28/2027	6,187,000	6,189,012
Ford Motor Credit Co LLC 7.122% 11/7/2033	5,000,000	5,260,022
Stellantis Financial Services US Corp 4.95% 9/15/2028 (d)	2,957,000	2,931,685
Stellantis Financial Services US Corp 5.4% 6/15/2029 (d)	903,000	891,959
Stellantis Financial Services US Corp 5.4% 9/15/2030 (d)	2,467,000	2,388,722
Stellantis Financial Services US Corp 5.8% 6/15/2031 (d)	1,435,000	1,397,913
Synchrony Financial 5.45% 10/15/2030 (b)	531,000	530,584
		21,133,221
Financial Services - 2.4%
Aircastle Ltd / Aircastle Ireland DAC 5.25% 3/15/2030 (d)	3,754,000	3,745,322
Aon Corp / Aon Global Holdings PLC 2.6% 12/2/2031	1,246,000	1,094,135
Aviation Capital Group LLC 6.75% 10/25/2028 (d)	4,100,000	4,235,825
Corebridge Financial Inc 4.35% 4/5/2042	4,150,000	3,416,943
Equitable Holdings Inc 5% 4/20/2048	763,000	638,633
Essent Group Ltd 6.25% 7/1/2029	4,400,000	4,509,587
Experian Finance US Inc 5.35% 8/24/2036 (d)	4,900,000	4,770,709
Fiserv Inc 3.5% 7/1/2029	1,423,000	1,363,316
Fiserv Inc 4.55% 2/15/2031	10,100,000	9,753,527
Fiserv Inc 5.25% 8/11/2035	3,000,000	2,856,412
HA Sustainable Infrastructure Capital Inc 5.95% 7/15/2033 (d)	5,000,000	4,941,073
Rexford Industrial Realty LP 2.15% 9/1/2031	1,749,000	1,507,221
Sammons Financial Group Inc 5.95% 6/15/2036 (d)	1,014,000	967,730
Sixth Street Lending Partners 6.125% 7/15/2030	1,302,000	1,301,546
		45,101,979
Insurance - 4.1%
200 Park Funding Trust 5.74% 2/15/2055 (d)	4,900,000	4,597,003
AmFam Holdings Inc 2.805% 3/11/2031 (d)	3,311,000	2,908,087
Aon Corp 6.25% 9/30/2040	86,000	89,861
Arthur J Gallagher & Co 5% 2/15/2032	606,000	598,397
Arthur J Gallagher & Co 5.15% 2/15/2035	4,000,000	3,879,722
Arthur J Gallagher & Co 5.55% 2/15/2055	3,044,000	2,749,124
Assurant Inc 2.65% 1/15/2032	4,697,000	4,074,133
Assurant Inc 5.55% 2/15/2036	2,065,000	2,018,562
Brown & Brown Inc 4.2% 3/17/2032	2,151,000	2,017,127
Brown & Brown Inc 4.9% 6/23/2030	2,222,000	2,196,903
Brown & Brown Inc 5.25% 6/23/2032	2,571,000	2,530,577
Brown & Brown Inc 6.25% 6/23/2055	2,918,000	2,803,682
Fortitude Group Holdings LLC 6.25% 4/1/2030 (d)	3,289,000	3,318,556
Hartford Insurance Group Inc/The 4.3% 4/15/2043	411,000	337,515
Lincoln National Corp 5.35% 11/15/2035	5,100,000	4,887,169
Marsh & McLennan Cos Inc 4.95% 3/15/2036	5,518,000	5,274,079
Pacific LifeCorp 3.35% 9/15/2050 (d)	4,263,000	2,779,702
Pacific LifeCorp 5.125% 1/30/2043 (d)	436,000	391,852
Peachtree Corners Funding Trust II 6.012% 5/15/2035 (d)	8,000,000	8,050,925
Pine Street Trust III 6.223% 5/15/2054 (d)	9,000,000	8,672,522
Prudential Financial Inc 6% 9/1/2052 (b)	2,597,000	2,602,498
Reinsurance Group of America Inc 5.75% 9/15/2034	5,250,000	5,263,394
Selective Insurance Group Inc 5.9% 4/15/2035	3,187,000	3,242,837
Symetra Life Insurance Co 6.55% 10/1/2055 (d)	1,667,000	1,636,763
Unum Group 4.046% 8/15/2041 (d)	1,270,000	1,002,138
		77,923,128
TOTAL FINANCIALS		437,316,544
Health Care - 5.3%
Biotechnology - 0.6%
Amgen Inc 5.65% 3/2/2053	457,000	425,920
Amgen Inc 5.75% 3/2/2063	832,000	768,030
Gilead Sciences Inc 5.5% 11/15/2054	5,000,000	4,673,678
Gilead Sciences Inc 5.6% 11/15/2064	5,000,000	4,647,351
Regeneron Pharmaceuticals Inc 2.8% 9/15/2050	1,509,000	876,476
		11,391,455
Health Care Equipment & Supplies - 1.1%
Augusta SpinCo Corp 4.656% 3/23/2031	3,917,000	3,849,473
Augusta SpinCo Corp 4.945% 3/23/2033	6,183,000	6,048,136
Augusta SpinCo Corp 5.245% 3/23/2036	2,437,000	2,375,803
Medline Borrower LP/Medline Co-Issuer Inc 5% 6/15/2031 (d)	5,408,000	5,325,929
Medline Borrower LP/Medline Co-Issuer Inc 5.25% 6/15/2033 (d)	915,000	900,301
VSP Optical Group Inc 5.4% 6/1/2033 (d)	557,000	550,714
VSP Optical Group Inc 5.45% 12/1/2035 (d)	634,000	618,837
VSP Optical Group Inc 5.65% 6/1/2036 (d)	570,000	565,492
		20,234,685
Health Care Providers & Services - 3.2%
Centene Corp 2.625% 8/1/2031	11,274,000	9,818,042
Centene Corp 3% 10/15/2030	5,857,000	5,281,544
Centene Corp 4.25% 12/15/2027	176,000	174,941
Centene Corp 4.625% 12/15/2029	2,218,000	2,162,206
Cigna Group/The 4.9% 12/15/2048	314,000	265,204
CommonSpirit Health 4.352% 9/1/2030	1,265,000	1,226,110
CommonSpirit Health 4.975% 9/1/2035	1,320,000	1,256,213
CVS Health Corp 4.78% 3/25/2038	1,312,000	1,192,109
CVS Health Corp 5.125% 2/21/2030	8,572,000	8,601,088
CVS Health Corp 5.25% 1/30/2031	286,000	287,560
CVS Health Corp 5.3% 6/1/2033	5,000,000	4,968,066
CVS Health Corp 6.05% 6/1/2054	5,500,000	5,255,241
Icon Investments Six DAC 5.421% 8/13/2031 (d)	452,000	449,681
Icon Investments Six DAC 5.995% 8/13/2036 (d)	6,168,000	6,149,797
Sabra Health Care LP 3.2% 12/1/2031	3,672,000	3,293,466
Sabra Health Care LP 3.9% 10/15/2029	476,000	459,760
UnitedHealth Group Inc 4.625% 7/15/2035	253,000	239,255
UnitedHealth Group Inc 4.65% 1/15/2031	5,200,000	5,137,856
UnitedHealth Group Inc 5.3% 6/15/2035	2,237,000	2,224,817
UnitedHealth Group Inc 5.95% 6/15/2055	2,729,000	2,675,024
		61,117,980
Pharmaceuticals - 0.4%
Elanco Animal Health Inc 6.4% 8/28/2028 (b)	4,309,000	4,410,748
Perrigo Finance Unlimited Co 5.15% 6/15/2030 (e)	3,924,000	3,790,412
		8,201,160
TOTAL HEALTH CARE		100,945,280
Industrials - 3.6%
Aerospace & Defense - 0.8%
Boeing Co 5.805% 5/1/2050	6,305,000	5,943,406
Boeing Co 6.388% 5/1/2031	367,000	384,953
Boeing Co 6.528% 5/1/2034	393,000	419,300
Boeing Co 6.858% 5/1/2054	4,391,000	4,703,805
Boeing Co 7.008% 5/1/2064	1,858,000	2,006,067
Hexcel Corp 4.9% 5/15/2031	1,448,000	1,421,874
Hexcel Corp 5.875% 2/26/2035	1,333,000	1,342,969
		16,222,374
Building Products - 0.2%
Carrier Global Corp 2.7% 2/15/2031	3,848,000	3,490,150
Carrier Global Corp 5.9% 3/15/2034	160,000	165,060
Carrier Global Corp 6.2% 3/15/2054	99,000	101,287
Trane Technologies Holdco Inc 5.75% 6/15/2043	135,000	134,654
		3,891,151
Ground Transportation - 0.3%
Burlington Northern Santa Fe LLC 4.15% 4/1/2045	342,000	274,267
Burlington Northern Santa Fe LLC 4.4% 3/15/2042	847,000	728,353
CSX Corp 4.3% 3/1/2048	3,346,000	2,662,793
Uber Technologies Inc 4.15% 1/15/2031	1,004,000	968,655
Uber Technologies Inc 4.8% 9/15/2035	792,000	750,016
		5,384,084
Industrial Conglomerates - 0.0%
Trane Technologies Financing Ltd 4.65% 11/1/2044	190,000	163,490
Machinery - 0.8%
AGCO Corp 5.8% 3/21/2034	3,844,000	3,856,160
Ingersoll Rand Inc 5.314% 6/15/2031	4,500,000	4,548,793
Ingersoll Rand Inc 5.45% 6/15/2034	4,300,000	4,306,029
Ingersoll Rand Inc 5.7% 8/14/2033	2,250,000	2,294,360
		15,005,342
Professional Services - 1.1%
Booz Allen Hamilton Inc 5.95% 8/4/2033	3,095,000	3,105,862
Leidos Inc 5% 3/15/2036	7,300,000	6,904,077
Paychex Inc 5.1% 4/15/2030	918,000	918,349
Paychex Inc 5.35% 4/15/2032	4,670,000	4,665,836
Paychex Inc 5.6% 4/15/2035	3,874,000	3,844,804
Verisk Analytics Inc 4.45% 3/15/2031	271,000	262,360
		19,701,288
Trading Companies & Distributors - 0.4%
Sumisho Air Lease Corp 4.5% 3/24/2029 (d)	757,000	747,388
Sumisho Air Lease Corp 4.85% 3/24/2031 (d)	1,826,000	1,786,700
Sumisho Air Lease Corp 5.5% 3/24/2036 (d)	5,265,000	5,133,213
		7,667,301
TOTAL INDUSTRIALS		68,035,030
Information Technology - 6.8%
Electronic Equipment, Instruments & Components - 2.0%
Amphenol Corp 4.125% 11/15/2030	5,100,000	4,939,833
Amphenol Corp 4.4% 2/15/2033	5,100,000	4,876,877
Dell International LLC / EMC Corp 3.375% 12/15/2041	2,264,000	1,663,780
Dell International LLC / EMC Corp 3.45% 12/15/2051	1,091,000	723,014
Dell International LLC / EMC Corp 4.5% 2/15/2031	6,400,000	6,237,871
Dell International LLC / EMC Corp 4.75% 10/6/2032	1,348,000	1,308,288
Dell International LLC / EMC Corp 5.1% 2/15/2036	6,400,000	6,151,548
Dell International LLC / EMC Corp 5.3% 10/1/2029	3,773,000	3,809,945
Vontier Corp 2.4% 4/1/2028	4,659,000	4,476,548
Vontier Corp 2.95% 4/1/2031	5,228,000	4,726,539
		38,914,243
IT Services - 0.5%
Beignet Investor LLC 6.581% 5/30/2049 (d)	9,500,000	9,101,095
Semiconductors & Semiconductor Equipment - 2.2%
Broadcom Inc 2.45% 2/15/2031	2,716,000	2,413,232
Broadcom Inc 2.6% 2/15/2033	2,750,000	2,305,965
Broadcom Inc 3.137% 11/15/2035	4,150,000	3,338,964
Broadcom Inc 3.5% 2/15/2041	2,186,000	1,623,753
Broadcom Inc 3.75% 2/15/2051	1,026,000	690,580
Broadcom Inc 4.6% 7/15/2030	5,400,000	5,288,826
Broadcom Inc 4.8% 2/15/2036	4,300,000	3,945,955
Broadcom Inc 4.9% 7/15/2032	5,400,000	5,239,438
Broadcom Inc 5.15% 11/15/2031	5,600,000	5,553,612
Micron Technology Inc 2.703% 4/15/2032	1,236,000	1,089,599
Micron Technology Inc 3.366% 11/1/2041	1,347,000	1,009,376
Micron Technology Inc 3.477% 11/1/2051	1,351,000	902,713
NVIDIA Corp 4.95% 6/15/2036	4,100,000	3,897,469
NVIDIA Corp 5.625% 6/15/2056	4,100,000	3,681,031
		40,980,513
Software - 2.1%
Oracle Corp 2.875% 3/25/2031	4,527,000	3,963,412
Oracle Corp 4.375% 5/15/2055	1,405,000	886,442
Oracle Corp 4.45% 9/26/2030	768,000	726,992
Oracle Corp 4.8% 9/26/2032	1,281,000	1,184,399
Oracle Corp 4.95% 2/4/2031	2,070,000	1,983,541
Oracle Corp 5.2% 9/26/2035	1,166,000	1,046,018
Oracle Corp 5.35% 5/4/2033	2,070,000	1,950,497
Oracle Corp 5.375% 7/15/2040	81,000	67,424
Oracle Corp 5.7% 2/4/2036	2,070,000	1,914,012
Oracle Corp 5.875% 9/26/2045	2,759,000	2,275,170
Oracle Corp 5.95% 9/26/2055	2,962,000	2,353,188
Oracle Corp 6.1% 9/26/2065	2,978,000	2,350,858
Oracle Corp 6.55% 2/4/2046	6,200,000	5,539,431
Oracle Corp 6.7% 2/4/2056	6,200,000	5,460,767
Oracle Corp 6.85% 2/4/2066	6,200,000	5,443,667
Oracle Corp 6.9% 11/9/2052	3,211,000	2,899,181
		40,044,999
TOTAL INFORMATION TECHNOLOGY		129,040,850
Materials - 0.4%
Chemicals - 0.0%
International Flavors & Fragrances Inc 2.3% 11/1/2030 (d)	1,575,000	1,409,872
Construction Materials - 0.4%
CRH America Finance Inc 4.4% 2/9/2031	4,950,000	4,811,245
CRH America Finance Inc 5.5% 1/9/2035	2,840,000	2,837,096
		7,648,341
TOTAL MATERIALS		9,058,213
Real Estate - 6.5%
Diversified REITs - 1.7%
GLP Capital LP / GLP Financing II Inc 5.625% 9/15/2034	8,904,000	8,647,943
Piedmont Operating Partnership LP 2.75% 4/1/2032	253,000	215,804
Piedmont Operating Partnership LP 5.625% 1/15/2033	6,200,000	6,095,242
Piedmont Operating Partnership LP 6.875% 7/15/2029	798,000	828,346
VICI Properties LP 4.95% 2/15/2030	3,641,000	3,592,678
VICI Properties LP 5.125% 11/15/2031	1,200,000	1,173,532
VICI Properties LP 5.125% 5/15/2032	5,205,000	5,061,307
VICI Properties LP 5.4% 10/15/2031	656,000	651,172
VICI Properties LP 5.75% 10/15/2036	4,900,000	4,763,261
VICI Properties LP 5.75% 4/1/2034	211,000	208,852
		31,238,137
Health Care REITs - 1.4%
Alexandria Real Estate Equities Inc 1.875% 2/1/2033	5,131,000	4,111,988
Alexandria Real Estate Equities Inc 4.7% 7/1/2030	521,000	509,995
Healthpeak OP LLC 4.75% 1/15/2033	5,950,000	5,733,160
National Health Investors Inc 5.35% 2/1/2033	1,834,000	1,787,573
Omega Healthcare Investors Inc 3.25% 4/15/2033	1,168,000	1,014,830
Omega Healthcare Investors Inc 3.375% 2/1/2031	11,399,000	10,467,208
Ventas Realty LP 2.5% 9/1/2031	2,126,000	1,873,157
		25,497,911
Office REITs - 1.2%
COPT Defense Properties LP 2% 1/15/2029	2,896,000	2,706,839
COPT Defense Properties LP 2.75% 4/15/2031	1,519,000	1,362,391
COPT Defense Properties LP 2.9% 12/1/2033	7,561,000	6,373,277
COPT Defense Properties LP 4.5% 10/15/2030	205,000	199,767
Hudson Pacific Properties LP 3.95% 11/1/2027	1,559,000	1,519,931
Hudson Pacific Properties LP 5.95% 2/15/2028	6,932,000	6,885,720
Kilroy Realty LP 2.5% 11/15/2032	700,000	575,085
Kilroy Realty LP 2.65% 11/15/2033	2,120,000	1,695,787
Kilroy Realty LP 5.875% 10/15/2035	1,892,000	1,827,924
		23,146,721
Real Estate Management & Development - 0.3%
Extra Space Storage LP 4.95% 1/15/2033	2,784,000	2,711,099
Tanger Properties LP 2.75% 9/1/2031	3,679,000	3,266,708
		5,977,807
Residential REITs - 1.1%
American Homes 4 Rent LP 5.5% 7/15/2034	1,747,000	1,731,930
Invitation Homes Operating Partnership LP 2% 8/15/2031	1,752,000	1,496,928
Invitation Homes Operating Partnership LP 4.15% 4/15/2032	886,000	831,625
Invitation Homes Operating Partnership LP 4.875% 2/1/2035	4,500,000	4,257,827
Invitation Homes Operating Partnership LP 4.95% 1/15/2033	2,593,000	2,516,573
Invitation Homes Operating Partnership LP 4.95% 2/1/2032	2,208,000	2,162,547
Sun Communities Operating LP 2.7% 7/15/2031	733,000	650,813
Sun Communities Operating LP 4.2% 4/15/2032	5,659,000	5,324,267
UDR Inc 2.1% 8/1/2032	2,714,000	2,273,168
		21,245,678
Retail REITs - 0.7%
Agree LP 4.8% 10/1/2032	4,123,000	3,997,392
Agree LP 5.6% 6/15/2035	1,392,000	1,394,737
Agree LP 5.625% 6/15/2034	4,300,000	4,321,872
Brixmor Operating Partnership LP 4.05% 7/1/2030	819,000	786,919
Brixmor Operating Partnership LP 4.85% 2/15/2033	1,750,000	1,691,686
Phillips Edison Grocery Center Operating Partnership I LP 4.75% 3/15/2033	558,000	534,848
Phillips Edison Grocery Center Operating Partnership I LP 4.95% 1/15/2035	881,000	840,611
Phillips Edison Grocery Center Operating Partnership I LP 5.75% 7/15/2034	277,000	279,280
Regency Centers LP 4.5% 3/15/2033	397,000	379,332
		14,226,677
Specialized REITs - 0.1%
American Tower Corp 2.1% 6/15/2030	2,150,000	1,927,769
TOTAL REAL ESTATE		123,260,700
Utilities - 10.8%
Electric Utilities - 8.0%
AEP Texas Inc 5.7% 5/15/2034	986,000	995,594
AEP Texas Inc 5.85% 10/15/2055	6,219,000	5,818,597
Alabama Power Co 3.05% 3/15/2032	1,154,000	1,043,227
Alabama Power Co 5.1% 4/2/2035	1,787,000	1,754,709
American Transmission Systems Inc 2.65% 1/15/2032 (d)	3,542,000	3,122,244
Arizona Public Service Co 5.1% 3/15/2036	4,383,000	4,213,981
Cleco Corporate Holdings LLC 3.375% 9/15/2029	4,212,000	3,963,317
Cleveland Electric Illuminating Co/The 3.5% 4/1/2028 (d)	1,357,000	1,327,892
Cleveland Electric Illuminating Co/The 5.95% 12/15/2036	1,245,000	1,260,494
Consolidated Edison Co of New York Inc 5.125% 3/15/2035	5,000,000	4,891,378
Consolidated Edison Co of New York Inc 5.2% 3/1/2033	4,905,000	4,905,599
Consolidated Edison Co of New York Inc 5.5% 3/15/2055	5,000,000	4,541,969
Duke Energy Corp 2.45% 6/1/2030	479,000	436,672
Duke Energy Corp 2.55% 6/15/2031	2,641,000	2,357,557
Duke Energy Corp 4.5% 8/15/2032	7,595,000	7,318,717
Duke Energy Corp 4.95% 9/15/2035	1,850,000	1,767,339
Duke Energy Corp 5% 8/15/2052	7,595,000	6,295,782
Duke Energy Corp 5.45% 6/15/2034	5,000,000	4,999,613
Duke Energy Indiana LLC 4.9% 7/15/2043	1,016,000	907,210
Duquesne Light Holdings Inc 2.532% 10/1/2030 (d)	440,000	394,066
Duquesne Light Holdings Inc 2.775% 1/7/2032 (d)	1,774,000	1,552,529
Duquesne Light Holdings Inc 3.616% 8/1/2027 (d)	1,658,000	1,640,763
Emera US Finance LLC 5.2% 4/1/2033	1,099,000	1,075,651
Exelon Corp 3.35% 3/15/2032	7,856,000	7,174,752
Exelon Corp 4.05% 4/15/2030	2,862,000	2,770,848
Exelon Corp 4.1% 3/15/2052	230,000	167,221
FirstEnergy Corp 2.25% 9/1/2030	3,488,000	3,115,829
FirstEnergy Corp 2.65% 3/1/2030	6,250,000	5,758,753
FirstEnergy Corp 4.85% 7/15/2047 (e)	3,500,000	2,891,453
FirstEnergy Transmission LLC 4.75% 1/15/2033	3,818,000	3,687,858
Georgia Power Co 5.25% 3/15/2034	4,300,000	4,283,738
IPALCO Enterprises Inc 4.25% 5/1/2030	5,433,000	5,254,694
IPALCO Enterprises Inc 5.75% 4/1/2034	1,829,000	1,783,704
ITC Holdings Corp 5.65% 5/9/2034 (d)	6,000,000	6,013,491
Ohio Edison Co 4.95% 12/15/2029 (d)	2,193,000	2,187,800
Pacific Gas and Electric Co 5.9% 10/1/2054	2,842,000	2,559,259
Pinnacle West Capital Corp 5.15% 5/15/2030	1,014,000	1,018,489
PPL Capital Funding Inc 5.25% 9/1/2034	4,167,000	4,094,693
Public Service Co of Oklahoma 5.4% 2/15/2034	866,000	862,575
Public Service Co of Oklahoma 6.3% 8/15/2056	5,745,000	5,708,865
Southern Co/The 3.7% 4/30/2030	5,591,000	5,349,804
Southern Co/The 4.4% 7/1/2046	4,905,000	3,954,581
Southwestern Electric Power Co 5.2% 4/1/2036	653,000	630,522
Southwestern Electric Power Co 5.3% 4/1/2033	789,000	783,202
Southwestern Electric Power Co 5.9% 4/1/2056	5,200,000	4,883,520
Tampa Electric Co 6.55% 5/15/2036	169,000	179,007
Virginia Electric and Power Co 5.55% 8/15/2054	1,358,000	1,238,711
Vistra Operations Co LLC 4.7% 1/31/2031 (d)	5,100,000	4,948,429
Vistra Operations Co LLC 5% 4/30/2031 (d)	721,000	706,852
Vistra Operations Co LLC 5.25% 4/30/2033 (d)	764,000	744,858
Vistra Operations Co LLC 5.55% 4/30/2036 (d)	1,381,000	1,339,962
Xcel Energy Inc 3.5% 12/1/2049	2,768,000	1,866,591
Xcel Energy Inc 4.8% 9/15/2041	188,000	160,704
		152,705,665
Gas Utilities - 0.2%
Boston Gas Co 4.487% 2/15/2042 (d)	678,000	565,354
ONE Gas Inc 2% 5/15/2030	1,965,000	1,771,608
Southern Co Gas Capital Corp 3.15% 9/30/2051	1,845,000	1,154,728
Southern Co Gas Capital Corp 5.1% 9/15/2035	3,000,000	2,895,648
		6,387,338
Independent Power and Renewable Electricity Producers - 0.8%
AES Corp/The 2.45% 1/15/2031	6,228,000	5,494,837
AES Corp/The 3.95% 7/15/2030 (d)	2,106,000	2,000,647
AES Corp/The 5.75% 7/15/2033	1,383,000	1,367,132
Southern Power Co 4.25% 10/1/2030	1,987,000	1,931,168
Southern Power Co 4.9% 10/1/2035	3,813,000	3,607,958
		14,401,742
Multi-Utilities - 1.8%
Berkshire Hathaway Energy Co 2.85% 5/15/2051	2,452,000	1,426,568
Dominion Energy Inc 5.35% 6/15/2036	5,177,000	5,026,434
NiSource Inc 1.7% 2/15/2031	1,886,000	1,631,794
NiSource Inc 2.95% 9/1/2029	678,000	641,129
NiSource Inc 3.6% 5/1/2030	3,080,000	2,940,766
NiSource Inc 4.375% 5/15/2047	1,886,000	1,484,925
NiSource Inc 4.8% 2/15/2044	3,018,000	2,593,205
NiSource Inc 5% 6/15/2052	1,320,000	1,115,757
NiSource Inc 5.25% 2/15/2043	80,000	73,012
NiSource Inc 5.95% 6/15/2041	386,000	381,665
Puget Energy Inc 2.379% 6/15/2028	3,992,000	3,821,272
Puget Energy Inc 4.1% 6/15/2030	1,049,000	1,005,521
Puget Energy Inc 4.224% 3/15/2032	6,457,000	6,114,684
Puget Energy Inc 5.725% 3/15/2035	5,378,000	5,308,710
		33,565,442
TOTAL UTILITIES		207,060,187
TOTAL UNITED STATES		1,439,017,098
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $1,841,540,990)		1,739,227,514

Preferred Securities - 0.3%
	Principal Amount (a)	Value ($)
CANADA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Enbridge Inc 5.75% 7/15/2080 (b)	2,153,000	2,161,595
SWITZERLAND - 0.2%
Financials - 0.2%
Capital Markets - 0.2%
UBS Group AG 4.375% (b)(c)(d)	1,356,000	1,239,932
UBS Group AG 4.875% (b)(c)(d)	2,890,000	2,888,137

TOTAL SWITZERLAND		4,128,069
TOTAL PREFERRED SECURITIES (Cost $6,399,000)		6,289,664

U.S. Treasury Obligations - 3.4%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bonds 4.625% 11/15/2045	4.68 to 4.79	8,579,000	7,940,937
US Treasury Bonds 4.875% 8/15/2045	4.53 to 4.56	5,469,000	5,232,294
US Treasury Bonds 5% 5/15/2056	4.87 to 5.26	44,150,000	42,549,563
US Treasury Bonds 5.125% 8/15/2056	5.19 to 5.24	9,600,000	9,436,500
TOTAL U.S. TREASURY OBLIGATIONS (Cost $68,164,539)			65,159,294

Money Market Funds - 1.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h) (Cost $22,843,557)	3.69	22,841,412	22,845,980

TOTAL INVESTMENT IN SECURITIES - 99.3% (Cost $2,004,041,485)	1,897,283,895
NET OTHER ASSETS (LIABILITIES) - 0.7%	13,104,481
NET ASSETS - 100.0%	1,910,388,376

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Security is perpetual in nature with no stated maturity date.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $414,691,554 or 21.7% of net assets.

(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	77,611,200	652,973,016	707,735,070	1,621,788	(4,317)	1,151	22,845,980	22,841,412
Fidelity Securities Lending Cash Central Fund	-	15,192,666	15,192,185	1,307	(481)	-	-	-
	77,611,200	668,165,682	722,927,255	1,623,095	(4,798)	1,151	22,845,980

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	36,664,412	-	36,664,412	-

Bank Notes
Financials	1,021,488	-	1,021,488	-

Commercial Mortgage Securities	15,063,077	-	15,063,077	-

Foreign Government and Government Agency Obligations	10,249,047	-	10,249,047	-

Municipal Securities
Electric Utilities	631,597	-	631,597	-
General Obligations	131,822	-	131,822	-

Non-Convertible Corporate Bonds
Communication Services	160,686,593	-	160,686,593	-
Consumer Discretionary	70,179,879	-	70,179,879	-
Consumer Staples	51,364,660	-	51,364,660	-
Energy	152,919,426	-	152,919,426	-
Financials	587,083,517	-	587,083,517	-
Health Care	121,853,869	-	121,853,869	-
Industrials	89,280,175	-	89,280,175	-
Information Technology	134,080,959	-	134,080,959	-
Materials	21,525,838	-	21,525,838	-
Real Estate	123,260,700	-	123,260,700	-
Utilities	226,991,898	-	226,991,898	-

Preferred Securities
Energy	2,161,595	-	2,161,595	-
Financials	4,128,069	-	4,128,069	-

U.S. Treasury Obligations	65,159,294	-	65,159,294	-

Money Market Funds	22,845,980	22,845,980	-	-
Total Investments in Securities:	1,897,283,895	22,845,980	1,874,437,915	-
Financial Statements

Statement of Assets and Liabilities

As of August 31, 2026
Assets
Investments in securities, at value - unaffiliated issuers	$1,874,437,915
Investments in securities, at value - affiliated issuers	22,845,980
Receivable for fund shares sold	1,240,746
Interest receivable	24,843,346
Distributions receivable from affiliated funds	76,811
Receivable from investment adviser for expense reductions	18,121
Total assets	1,923,462,919
Liabilities
Payable to custodian bank	5,365
Payable for investments purchased	6,884,063
Payable for fund shares redeemed	4,551,919
Distributions payable	906,522
Accrued management fee	561,750
Transfer agent fee payable	144,072
Distribution and service plan fees payable	20,852
Total liabilities	13,074,543
Net Assets	$1,910,388,376
Net assets consist of:
Paid in capital	2,167,372,760
Total accumulated earnings (loss)	(256,984,384)
Net Assets	$1,910,388,376

Net Asset Value and Maximum Offering
Class A
Net Asset Value and redemption price per share ($65,776,298/6,317,383 shares) a	$10.41
Maximum offering price per share (100/96.00 of $10.41)	$10.85
Class M
Net Asset Value and redemption price per share ($7,039,567/676,058 shares) a	$10.41
Maximum offering price per share (100/96.00 of $10.41)	$10.85
Class C
Net Asset Value and offering price per share ($6,702,269/643,795 shares) a	$10.41
Fidelity® Corporate Bond Fund
Net Asset Value, offering price and redemption price per share ($1,046,754,557/100,536,200 shares)	$10.41
Class I
Net Asset Value, offering price and redemption price per share ($132,363,525/12,712,614 shares)	$10.41
Class Z
Net Asset Value, offering price and redemption price per share ($651,752,160/62,620,716 shares)	$10.41

(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Other Information
Unaffiliated issuers, cost	1,981,197,928
Affiliated issuers, cost	22,843,557
Statement of Operations

Year ended August 31, 2026

Investment Income
Dividends - unaffiliated issuers	$324,031
Dividends - affiliated issuers	1,623,095
Interest	95,250,598
Total investment income	97,197,724
Expenses
Management fee	7,091,502
Transfer agent fees	1,840,249
Distribution and service plan fees	260,995
Independent trustees' fees and expenses	4,421
Total expenses	9,197,167
Expense reductions	(274,790)
Total expenses after reductions	8,922,377
Net investment income (loss)	88,275,347
Net realized gain (loss)
Investments - unaffiliated issuers	(10,548,505)
Investments - affiliated issuers	(4,798)
Net realized gain (loss)	(10,553,303)
Change in net unrealized appreciation (depreciation)
Investments - unaffiliated issuers	(40,669,153)
Investments - affiliated issuers	1,151
Total change in net unrealized appreciation (depreciation)	(40,668,002)
Net gain (loss)	(51,221,305)
Net increase (decrease) in net assets resulting from operations	$37,054,042
Other Information
Income from securities lending - Affiliated Issuers	1,307

Statement of Changes in Net Assets
	Year ended August 31, 2026	Year ended August 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$88,275,347	$84,778,368
Net realized gain (loss)	(10,553,303)	(37,149,371)
Change in net unrealized appreciation (depreciation)	(40,668,002)	32,280,030
Net increase (decrease) in net assets resulting from operations	$37,054,042	$79,909,027
Distributions to shareholders
Distributions to shareholders	(86,959,557)	(82,812,873)
Total distributions	(86,959,557)	(82,812,873)
Net increase (decrease) in net assets resulting from share transactions	(120,718,768)	82,780,142
Total increase (decrease) in net assets	(170,624,283)	79,876,296
Net Assets
Beginning of period	2,081,012,659	2,001,136,363
End of period	$1,910,388,376	$2,081,012,659
Financial Highlights
Fidelity Advisor® Corporate Bond Fund Class A

Years ended August 31,	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$10.68	$10.70	$10.13	$10.41	$12.76
Income from Investment Operations
Net investment income (loss) A, B	.43	.41	.38	.36	.29
Net realized and unrealized gain (loss)	(.28)	(.03)	.57	(.29)	(2.27)
Total from investment operations	.15	.38	.95	.07	(1.98)
Distributions
Distributions from net investment income	(.42)	(.40)	(.38)	(.35)	(.28)
Distributions from net realized gain	-	-	-	-	(.09)
Total distributions	(.42)	(.40)	(.38)	(.35)	(.37)
Net asset value, end of period	$10.41	$10.68	$10.70	$10.13	$10.41
Total Return C, D	1.41%	3.64%	9.54%	.70%	(15.81)%
Ratios and Supplemental Data A, E, F
Ratio of expenses to average net assets before reductions	.77%	.77%	.77%	.78%	.77%
Ratio of expenses to average net assets net of fee waivers, if any	.77%	.77%	.77%	.78%	.77%
Ratio of expenses to average net assets net of all reductions, if any	.77%	.77%	.77%	.78%	.77%
Ratio of net investment income (loss) to average net assets	4.03%	3.88%	3.67%	3.52%	2.47%
Net assets, end of period	$65,776,298	$70,403,301	$64,512,574	$57,501,424	$59,296,455
Portfolio turnover rate G	46%	43%	30%	24% H	26%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BCalculated based on average shares outstanding during the period.
CTotal returns do not include the effect of the sales charges.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Corporate Bond Fund Class M

Years ended August 31,	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$10.68	$10.70	$10.13	$10.41	$12.76
Income from Investment Operations
Net investment income (loss) A, B	.43	.41	.37	.35	.28
Net realized and unrealized gain (loss)	(.28)	(.03)	.57	(.29)	(2.27)
Total from investment operations	.15	.38	.94	.06	(1.99)
Distributions
Distributions from net investment income	(.42)	(.40)	(.37)	(.34)	(.28)
Distributions from net realized gain	-	-	-	-	(.09)
Total distributions	(.42)	(.40)	(.37)	(.34)	(.36) C
Net asset value, end of period	$10.41	$10.68	$10.70	$10.13	$10.41
Total Return D, E	1.39%	3.61%	9.49%	.65%	(15.85)%
Ratios and Supplemental Data B, F, G
Ratio of expenses to average net assets before reductions	.80%	.80%	.82%	.84%	.81%
Ratio of expenses to average net assets net of fee waivers, if any	.80%	.80%	.82%	.84%	.81%
Ratio of expenses to average net assets net of all reductions, if any	.80%	.80%	.82%	.83%	.81%
Ratio of net investment income (loss) to average net assets	4.00%	3.85%	3.62%	3.47%	2.42%
Net assets, end of period	$7,039,567	$8,010,726	$8,194,254	$8,061,228	$8,438,583
Portfolio turnover rate H	46%	43%	30%	24% I	26%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.
DTotal returns do not include the effect of the sales charges.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Corporate Bond Fund Class C

Years ended August 31,	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$10.68	$10.70	$10.13	$10.41	$12.76
Income from Investment Operations
Net investment income (loss) A, B	.35	.33	.30	.28	.20
Net realized and unrealized gain (loss)	(.28)	(.03)	.57	(.29)	(2.27)
Total from investment operations	.07	.30	.87	(.01)	(2.07)
Distributions
Distributions from net investment income	(.34)	(.32)	(.30)	(.27)	(.19)
Distributions from net realized gain	-	-	-	-	(.09)
Total distributions	(.34)	(.32)	(.30)	(.27)	(.28)
Net asset value, end of period	$10.41	$10.68	$10.70	$10.13	$10.41
Total Return C, D	.66%	2.87%	8.71%	(.07)%	(16.46)%
Ratios and Supplemental Data B, E, F
Ratio of expenses to average net assets before reductions	1.52%	1.52%	1.54%	1.54%	1.54%
Ratio of expenses to average net assets net of fee waivers, if any	1.52%	1.52%	1.54%	1.54%	1.54%
Ratio of expenses to average net assets net of all reductions, if any	1.52%	1.52%	1.54%	1.54%	1.54%
Ratio of net investment income (loss) to average net assets	3.27%	3.13%	2.91%	2.75%	1.70%
Net assets, end of period	$6,702,269	$7,043,673	$7,552,603	$8,170,901	$9,755,925
Portfolio turnover rate G	46%	43%	30%	24% H	26%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns do not include the effect of the contingent deferred sales charge.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Corporate Bond Fund

Years ended August 31,	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$10.68	$10.70	$10.13	$10.41	$12.76
Income from Investment Operations
Net investment income (loss) A, B	.47	.44	.41	.39	.33
Net realized and unrealized gain (loss)	(.28)	(.03)	.57	(.29)	(2.28)
Total from investment operations	.19	.41	.98	.10	(1.95)
Distributions
Distributions from net investment income	(.46)	(.43)	(.41)	(.38)	(.31)
Distributions from net realized gain	-	-	-	-	(.09)
Total distributions	(.46)	(.43)	(.41)	(.38)	(.40)
Net asset value, end of period	$10.41	$10.68	$10.70	$10.13	$10.41
Total Return C	1.74%	3.97%	9.89%	1.03%	(15.54)%
Ratios and Supplemental Data B, D, E
Ratio of expenses to average net assets before reductions	.45%	.45%	.45%	.45%	.44%
Ratio of expenses to average net assets net of fee waivers, if any	.45%	.45%	.45%	.45%	.44%
Ratio of expenses to average net assets net of all reductions, if any	.45%	.45%	.45%	.45%	.44%
Ratio of net investment income (loss) to average net assets	4.35%	4.20%	3.99%	3.85%	2.79%
Net assets, end of period	$1,046,754,557	$1,011,814,246	$965,348,427	$863,479,889	$975,308,330
Portfolio turnover rate F	46%	43%	30%	24% G	26%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
GPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Corporate Bond Fund Class I

Years ended August 31,	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$10.68	$10.70	$10.13	$10.41	$12.76
Income from Investment Operations
Net investment income (loss) A, B	.46	.44	.40	.39	.32
Net realized and unrealized gain (loss)	(.28)	(.03)	.57	(.29)	(2.27)
Total from investment operations	.18	.41	.97	.10	(1.95)
Distributions
Distributions from net investment income	(.45)	(.43)	(.40)	(.38)	(.31)
Distributions from net realized gain	-	-	-	-	(.09)
Total distributions	(.45)	(.43)	(.40)	(.38)	(.40)
Net asset value, end of period	$10.41	$10.68	$10.70	$10.13	$10.41
Total Return C	1.69%	3.92%	9.84%	.98%	(15.58)%
Ratios and Supplemental Data A, D, E
Ratio of expenses to average net assets before reductions	.49%	.50%	.50%	.50%	.50%
Ratio of expenses to average net assets net of fee waivers, if any	.49%	.50%	.50%	.50%	.50%
Ratio of expenses to average net assets net of all reductions, if any	.49%	.50%	.50%	.50%	.50%
Ratio of net investment income (loss) to average net assets	4.28%	4.15%	3.95%	3.80%	2.74%
Net assets, end of period	$132,363,525	$235,700,459	$221,241,528	$127,333,727	$111,046,195
Portfolio turnover rate F	46%	43%	30%	24% G	26%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BCalculated based on average shares outstanding during the period.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
GPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Corporate Bond Fund Class Z

Years ended August 31,	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$10.68	$10.70	$10.12	$10.41	$12.76
Income from Investment Operations
Net investment income (loss) A, B	.47	.45	.42	.40	.33
Net realized and unrealized gain (loss)	(.27)	(.03)	.58	(.30)	(2.27)
Total from investment operations	.20	.42	1.00	.10	(1.94)
Distributions
Distributions from net investment income	(.47)	(.44)	(.42)	(.39)	(.33)
Distributions from net realized gain	-	-	-	-	(.09)
Total distributions	(.47)	(.44)	(.42)	(.39)	(.41) C
Net asset value, end of period	$10.41	$10.68	$10.70	$10.12	$10.41
Total Return D	1.83%	4.07%	10.10%	1.02%	(15.47)%
Ratios and Supplemental Data A, E, F
Ratio of expenses to average net assets before reductions	.40%	.40%	.40%	.40%	.40%
Ratio of expenses to average net assets net of fee waivers, if any	.36%	.36%	.36%	.36%	.36%
Ratio of expenses to average net assets net of all reductions, if any	.36%	.36%	.36%	.36%	.36%
Ratio of net investment income (loss) to average net assets	4.44%	4.29%	4.08%	3.94%	2.87%
Net assets, end of period	$651,752,160	$748,040,254	$734,286,977	$614,675,362	$3,068,418,406
Portfolio turnover rate G	46%	43%	30%	24% H	26%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BCalculated based on average shares outstanding during the period.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements

For the period ended August 31, 2026

  1. Organization.
Fidelity® Corporate Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers the classes of shares listed below.

Fidelity® Corporate Bond Fund	Class A, Class M, Class C, Fidelity® Corporate Bond Fund, Class I, and Class Z
Each class has equal rights as to assets and voting privileges, and exclusive voting rights with respect to matters that affect that class. Class A, Class M, Class C, Class I and Class Z, as applicable, are Fidelity Advisor classes.

Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.

  2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations, Bank Notes, Foreign Government and Government Agency Obligations, Municipal Securities, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset-Backed Securities and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities  may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For any foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees.

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of period end is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day.

Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation.

Dividend income for domestic securities is recorded on the ex-dividend date. Certain dividends from any foreign securities where the ex-dividend date may have passed are recorded as soon as a fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable.  Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

As of August 31, 2026, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date.

Income and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences may result in distribution reclassifications.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to: capital loss carryforwards, market discount, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

	Tax Cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation) ($)
Fidelity® Corporate Bond Fund	2,000,608,495	7,158,894	(110,483,494)	(103,324,600)

The tax-based components of distributable earnings as of period end were as follows:

	Undistributed ordinary income ($)	Capital loss carryforward ($)	Net unrealized appreciation (depreciation) on securities and other investments ($)
Fidelity® Corporate Bond Fund	493,646	(154,153,430)	(103,324,600)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity® Corporate Bond Fund	(77,849,022)	(76,304,408)	(154,153,430)

Due to large redemptions in a prior period, some of the Fund's unrealized capital losses are subject to an annual limitation on their availability to offset capital gains in future periods. If those capital losses are realized and the limitation prevents the use of any of those capital losses in a future period, those capital losses will be available to offset capital gains in subsequent periods to the extent provided by regulations and subject to applicable limits.

The tax character of distributions paid was as follows:

August 31, 2026
	Ordinary Income ($)	Total ($)
Fidelity® Corporate Bond Fund	86,959,557	86,959,557

August 31, 2025
	Ordinary Income ($)	Total ($)
Fidelity® Corporate Bond Fund	82,812,873	82,812,873

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

  3. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities, and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity® Corporate Bond Fund	632,083,677	571,510,111

  4. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provides the Fund with investment management related services.

For these services, the Fund pays a monthly management fee to the investment adviser.

The management fee is based on an annual management fee rate of the Fund's average net assets as presented in the table below.

Annual Management Fee Rate (%)
Fidelity® Corporate Bond Fund	0.35

Under the management contract, the investment adviser pays all other fund-level operating expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, separate Distribution and Service Plans for each class of shares have been adopted by the Fund. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and or Service Fees, each of which is based on an annual percentage of each class's average net assets. In addition, FDC may pay financial intermediaries for selling shares and providing shareholder support services. For the period, the distribution and service fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee %	Service Fee %	Total Fees ($)	Retained by FDC ($)
Fidelity® Corporate Bond Fund
Class A	-	.25	170,848	6,161
Class M	-	.25	18,942	71
Class C	.75	.25	71,205	14,402
			260,995	20,634

Sales Load. FDC may receive a front-end sales charge of up to a certain percentage for selling shares of certain classes, some of which is paid to financial intermediaries for selling shares. Depending on the holding period, FDC may receive a contingent deferred sales charge levied on redemptions from certain classes. For the period, front-end sales charge rates, deferred sales charge rates and sales charge amounts retained by FDC were as follows:

	Front-End Sales Charge (%)	Deferred Sales Charge (%)	Retained by FDC ($)
Fidelity® Corporate Bond Fund
Class A A	4.00	.75	11,349
Class M A	4.00	.25	405
Class C B	-	1.00	236
			11,990

A  Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to the sales charge indicated.
B  When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing, and shareholder servicing agent for the Fund.

FIIOC receives account fees and/or asset- based fees that vary where applicable according to the account size and type of account of the shareholders. Asset based fees are based on class level average net assets.

FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees and annualized rate(s) were as follows:

	Amount ($)	Fee Type	% of Class-Level Average Net Assets
Fidelity® Corporate Bond Fund
Class A	116,069	asset/account based	.17
Class M	14,878	asset/account based	.20
Class C	12,215	asset/account based	.17
Fidelity® Corporate Bond Fund	1,071,926	asset-based	.10
Class I	288,409	asset/account based	.14
Class Z	336,752	asset-based	.05

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

  5. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit.

The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

  6. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations in dividends - affiliated issuers. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending income - unaffiliated issuers. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)

Fidelity® Corporate Bond Fund	142	-	-

  7. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses to the extent annual operating expenses exceeded certain levels of average net assets.

The following operating expenses are excluded from this reimbursement as applicable: interest, certain taxes, fees and expenses of the independent Trustees, extraordinary expenses, acquired fund fees and expenses, brokerage commissions, and fees and expenses associated with the securities lending program.

During the period, this reimbursement reduced expenses as presented in the table below.

	Expense Limitation (%)	Expiration Date	Reimbursement ($)
Fidelity® Corporate Bond Fund
Class Z	0.36	December 31, 2027	270,050

Through arrangements with the custodian, credits realized as a result of certain uninvested cash balances were used to reduce expenses. All of the applicable credits are presented in the table below.

Custodian Credits ($)
Fidelity® Corporate Bond Fund	4,740

  8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended ($)	Year ended ($)
	August 31, 2026	August 31, 2025
Fidelity® Corporate Bond Fund
Class A	2,707,457	2,508,435
Class M	297,929	303,869
Class C	228,372	222,096
Fidelity® Corporate Bond Fund	45,800,874	39,891,839
Class I	8,489,778	9,250,336
Class Z	29,435,147	30,636,298
Total	86,959,557	82,812,873

  9. Share Transactions.
Share transactions were as follows and may contain in kind transactions, automatic conversions between classes or exchanges between affiliated funds as applicable:

	Shares	Shares	Dollars	Dollars
	Year ended	Year ended	Year ended ($)	Year ended ($)
	August 31, 2026	August 31, 2025	August 31, 2026	August 31, 2025

Fidelity® Corporate Bond Fund
Class A
Shares sold	1,070,771	1,838,693	11,443,805	19,477,398
Reinvestment of distributions	251,583	235,505	2,685,833	2,491,178
Shares redeemed	(1,597,530)	(1,511,366)	(17,087,081)	(15,928,694)
Net increase (decrease)	(275,176)	562,832	(2,957,443)	6,039,882
Class M
Shares sold	60,032	121,055	641,960	1,290,212
Reinvestment of distributions	27,763	28,590	296,521	302,460
Shares redeemed	(161,809)	(165,410)	(1,734,893)	(1,735,066)
Net increase (decrease)	(74,014)	(15,765)	(796,412)	(142,394)
Class C
Shares sold	196,021	218,434	2,100,863	2,313,521
Reinvestment of distributions	21,319	20,891	227,575	220,937
Shares redeemed	(233,202)	(285,697)	(2,495,103)	(3,005,613)
Net increase (decrease)	(15,862)	(46,372)	(166,665)	(471,155)
Fidelity® Corporate Bond Fund
Shares sold	30,177,666	30,557,985	323,451,790	323,345,203
Reinvestment of distributions	3,776,830	3,310,102	40,311,597	35,015,766
Shares redeemed	(28,166,831)	(29,349,691)	(300,314,739)	(309,019,927)
Net increase (decrease)	5,787,665	4,518,396	63,448,648	49,341,042
Class I
Shares sold	9,482,417	12,210,528	101,760,192	129,002,797
Reinvestment of distributions	768,758	856,629	8,225,161	9,061,326
Shares redeemed	(19,609,513)	(11,674,247)	(209,833,394)	(123,387,273)
Net increase (decrease)	(9,358,338)	1,392,910	(99,848,041)	14,676,850
Class Z
Shares sold	17,474,433	31,749,363	187,164,321	334,700,021
Reinvestment of distributions	2,315,551	2,498,903	24,706,546	26,425,119
Shares redeemed	(27,242,701)	(32,824,258)	(292,269,722)	(347,789,223)
Net increase (decrease)	(7,452,717)	1,424,008	(80,398,855)	13,335,917

  10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

  11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Corporate Bond Fund

Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Corporate Bond Fund (one of the funds constituting Fidelity Salem Street Trust, referred to hereafter as the "Fund") as of August 31, 2026, the related statement of operations for the year ended August 31, 2026, the statement of changes in net assets for each of the two years in the period ended August 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2026 and the financial highlights for each of the five years in the period ended August 31, 2026 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 12, 2026

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 5.97% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $69,760,261 of distributions paid in the calendar year 2025 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates $86,959,557 of distributions paid during the fiscal year ended 2026 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in the first quarter of 2027 of amounts for use in preparing 2026 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.907004.116
CBD-ANN-1026
Fidelity® Series Investment Grade Bond Fund

Annual Report
August 31, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Series Investment Grade Bond Fund
Schedule of Investments August 31, 2026
Showing Percentage of Net Assets
Asset-Backed Securities - 8.4%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.7%
AIMCO CLO 17 Ltd / AIMCO CLO 17 LLC Series 2026-17A Class A1R2, CME Term SOFR 3 month Index + 1.2%, 4.9139% 7/20/2039 (b)(c)(j)	24,948,000	24,948,125
AIMCO CLO 19 Ltd / AIMCO CLO 19 LLC Series 2024-19A Class A, CME Term SOFR 3 month Index + 1.35%, 5.0792% 10/20/2037 (b)(c)(j)	9,150,000	9,168,875
Ares LXX CLO Ltd / Ares LXX CLO LLC Series 2025-70A Class A1R, CME Term SOFR 3 month Index + 1.25%, 5.0602% 1/25/2039 (b)(c)(j)	24,268,000	24,317,313
Bain Capital Credit CLO Ltd / Bain Capital Credit CLO LLC Series 2025-2A Class A1R, CME Term SOFR 3 month Index + 1.32%, 5.0492% 7/18/2038 (b)(c)(j)	28,560,000	28,678,296
Bain Capital Credit CLO Series 2025-4A Class A1R, CME Term SOFR 3 month Index + 1.23%, 4.9637% 1/21/2039 (b)(c)(j)	28,483,000	28,486,389
Benefit Street Partners CLO XXXV Ltd Series 2026-35A Class AR, CME Term SOFR 3 month Index + 1.2%, 4.8241% 7/25/2039 (b)(c)(j)	22,071,000	22,118,166
Blueberry Park CLO Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.35%, 5.0792% 10/20/2037 (b)(c)(j)	28,952,000	28,974,467
Flatiron CLO 26 Ltd / Flatiron CLO 26 LLC Series 2024-4A Class A, CME Term SOFR 3 month Index + 1.33%, 5.0829% 1/15/2038 (b)(c)(j)	24,517,000	24,547,793
Hamlin Park CLO Ltd / Hamlin Park CLO LLC Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.34%, 5.0692% 10/20/2037 (b)(c)(j)	25,065,000	25,085,052
Ocp CLO Aegis Ltd Series 2026-39A Class AR, CME Term SOFR 3 month Index + 1.09%, 4.8829% 4/16/2038 (b)(c)(j)	30,763,000	30,703,166
OCP CLO Ltd / OCP CLO LLC Series 2026-33A Class A1R, CME Term SOFR 3 month Index + 1.19%, 4.8874% 7/20/2039 (b)(c)(j)	21,745,000	21,777,944
TOTAL BAILIWICK OF JERSEY		268,805,586
BERMUDA - 0.0%
RR Ltd Series 2026-25A Class A1A2, CME Term SOFR 3 month Index + 1.18%, 4.9329% 4/15/2041 (b)(c)(j)	18,173,000	18,173,000
CANADA - 0.0%
Chesapeake Funding II LLC Series 2024-1A Class A1, 5.52% 5/15/2036 (j)	4,604,379	4,619,467
GRAND CAYMAN (UK OVERSEAS TER) - 4.6%
AIMCO CDO Series 2026-10A Class A1R3, CME Term SOFR 3 month Index + 1.19%, 4.8886% 7/22/2039 (b)(c)(j)	27,637,000	27,634,900
AIMCO CLO 11 Ltd Series 2024-11A Class A1R2, CME Term SOFR 3 month Index + 1.34%, 5.0895% 7/17/2037 (b)(c)(j)	25,958,000	25,967,760
AIMCO CLO 14 Ltd / AIMCO CLO 14 LLC Series 2025-14A Class A1R, CME Term SOFR 3 month Index + 1.22%, 4.9492% 10/20/2038 (b)(c)(j)	56,239,000	56,326,227
AIMCO CLO 22 Ltd / AIMCO CLO 22 LLC Series 2026-22A Class A1R, CME Term SOFR 3 month Index + 1.2%, 4.9292% 4/19/2039 (b)(c)(j)	30,684,000	30,729,719
Allegro CLO Ltd Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.34%, 5.0692% 7/20/2038 (b)(c)(j)	27,167,000	27,274,880
Ares LIV CLO Ltd Series 2025-54A Class AR2, CME Term SOFR 3 month Index + 1.31%, 5.0629% 7/15/2038 (b)(c)(j)	28,442,000	28,517,457
Ares LIX CLO Ltd Series 2021-59A Class A, CME Term SOFR 3 month Index + 1.2916%, 5.1018% 4/25/2034 (b)(c)(j)	17,564,210	17,568,145
Ares LV CLO Ltd Series 2024-55A Class A1R2, CME Term SOFR 3 month Index + 1.37%, 5.1229% 10/15/2037 (b)(c)(j)	24,631,000	24,667,922
Ares LVIII CLO Ltd / Ares LVIII CLO LLC Series 2025-58A Class A1R2, CME Term SOFR 3 month Index + 1.24%, 4.9929% 4/15/2038 (b)(c)(j)	25,460,000	25,483,780
Babson CLO Ltd/Cayman Islands Series 2025-1A Class A1R2, CME Term SOFR 3 month Index + 1.26%, 5.0129% 1/15/2038 (b)(c)(j)	21,905,000	21,937,858
Barings CLO Ltd Series 2024-4A Class AR, CME Term SOFR 3 month Index + 1.37%, 5.0992% 10/20/2037 (b)(c)(j)	32,719,000	32,754,860
Barings CLO Ltd Series 2026-3A Class A1, CME Term SOFR 3 month Index + 1.21%, 4.8944% 7/20/2039 (b)(c)(j)	17,127,000	17,148,888
BCRED BSL Static Clo Ltd / LLC Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.0251% 7/24/2035 (b)(c)(j)	9,899,606	9,905,971
Benefit Str Partners CLO XXXIII Ltd / Benefit Str Partners CLO XXXIII LLC Series 2026-33A Class AR, CME Term SOFR 3 month Index + 1.19%, 5.0002% 1/25/2039 (b)(c)(j)	25,316,000	25,331,696
Benefit Street Partners CLO 44 Ltd / LLC Series 2025-44A Class A1, CME Term SOFR 3 month Index + 1.22%, 4.9729% 1/15/2039 (b)(c)(j)	24,383,000	24,429,718
Benefit Street Partners CLO Ltd Series 2025-43A Class A, CME Term SOFR 3 month Index + 1.27%, 4.9992% 10/20/2038 (b)(c)(j)	26,312,000	26,366,755
Benefit Street Partners CLO V-B Ltd Series 2026-5BA Class A1RR, CME Term SOFR 3 month Index + 1.21%, 4.9392% 7/20/2039 (b)(c)(j)	16,548,000	16,576,562
Benefit Street Partners CLO Xxiii Ltd Series 2026-23A Class A1RR, CME Term SOFR 3 month Index + 1.26%, 4.9031% 4/25/2039 (b)(c)(j)	21,866,000	21,908,945
Blackbird Cap II Aircraft Lease Ltd / Blackbird Cap II Aircraft Lease US LLC Series 2021-1A Class A, 2.443% 7/15/2046 (j)	28,433,582	26,994,746
Carlyle US CLO Ltd Series 2024-10A Class A1R, CME Term SOFR 3 month Index + 1.31%, 5.0392% 1/20/2038 (b)(c)(j)	19,837,000	19,882,585
Carlyle US CLO Ltd Series 2025-6A Class A1, CME Term SOFR 3 month Index + 1.22%, 4.9492% 1/20/2039 (b)(c)(j)	27,597,000	27,633,456
Cedar Funding Ltd Series 2024-10A Class AR2, CME Term SOFR 3 month Index + 1.36%, 5.0892% 10/20/2037 (b)(c)(j)	24,619,000	24,648,641
Cedar Funding XII CLO Ltd / Cedar Funding XII CLO LLC Series 2025-12A Class ARR, CME Term SOFR 3 month Index + 1.2%, 5.0102% 1/25/2038 (b)(c)(j)	20,532,000	20,543,785
Cedar Funding XX CLO Ltd Series 2026-20A Class A1, 0% 10/20/2039 (c)(f)(j)	18,261,000	18,261,091
CIFC Funding Ltd Series 2025-5A Class A1R2, CME Term SOFR 3 month Index + 1.27%, 5.0229% 10/15/2038 (b)(c)(j)	25,062,000	25,122,926
CIFC Funding Ltd Series 2025-6A Class A1, CME Term SOFR 3 month Index + 1.25%, 5.0022% 10/23/2038 (b)(c)(j)	16,443,000	16,478,172
Eaton Vance CLO Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.39%, 5.1429% 10/15/2037 (b)(c)(j)	26,302,000	26,323,594
Eaton Vance CLO Ltd Series 2024-2A Class AR2, CME Term SOFR 3 month Index + 1.38%, 5.1329% 10/15/2037 (b)(c)(j)	37,869,000	37,887,291
Flat Series 2025-30A Class A1, CME Term SOFR 3 month Index + 1.16%, 4.9129% 4/15/2038 (b)(c)(j)	25,377,000	25,382,558
Flatiron CLO 29 Ltd Series 2026-29A Class A1, CME Term SOFR 3 month Index + 1.2%, 0% 10/15/2039 (b)(c)(f)(j)	22,228,000	22,228,111
Flatiron CLO 31 Ltd Series 2025-31A Class A1, CME Term SOFR 3 month Index + 1.2%, 4.9292% 1/18/2039 (b)(c)(j)	24,307,000	24,352,017
Flatiron CLO 32 Ltd Series 2025-32A Class A1, CME Term SOFR 3 month Index + 1.29%, 5.0232% 10/22/2038 (b)(c)(j)	25,053,000	25,113,378
Flatiron CLO Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.0892% 10/19/2037 (b)(c)(j)	36,883,000	36,912,506
FTAI MRE Cayman Ltd Series 2026-1A Class A, 5.632% 6/15/2051 (j)	17,835,521	17,763,985
GoldenTree Loan Management US CLO 30 Ltd Series 2026-30A Class A, CME Term SOFR 3 month Index + 1.18%, 4.958% 7/20/2039 (b)(c)(j)	27,231,000	27,286,143
Horizon Aircraft Finance I Limited Series 2018-1 Class A, 4.458% 12/15/2038 (j)	3,568,497	3,532,805
Horizon Aircraft Finance Ltd Series 2019-1 Class A, 3.721% 7/15/2039 (j)	2,600,381	2,580,863
Lakeside Park CLO Ltd / Lakeside Park CLO LLC Series 2025-1A Class A, CME Term SOFR 3 month Index + 1.15%, 4.9029% 4/15/2038 (b)(c)(j)	18,397,000	18,379,045
Magnetite CLO Ltd Series 2024-30A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.1602% 10/25/2037 (b)(c)(j)	39,908,000	39,973,968
Magnetite CLO Ltd Series 2025-36A Class AR, CME Term SOFR 3 month Index + 1.32%, 5.1302% 7/25/2038 (b)(c)(j)	24,445,000	24,525,962
Magnetite CLO Ltd Series 2025-45A Class A1, CME Term SOFR 3 month Index + 1.15%, 4.9029% 4/15/2038 (b)(c)(j)	17,781,000	17,791,011
Magnetite Ltd Series 2024-41A Class A, CME Term SOFR 3 month Index + 1.29%, 5.1002% 1/25/2038 (b)(c)(j)	15,750,000	15,777,500
Magnetite XXIX Ltd / Magnetite XXIX LLC Series 2024-29A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.1029% 7/15/2037 (b)(c)(j)	33,543,000	33,543,000
Magnetite XXIX Ltd / Magnetite XXIX LLC Series 2026-29AR Class AR2, CME Term SOFR 3 month Index + 1.22%, 1.22% 10/15/2039 (b)(c)(j)	33,543,000	33,543,168
Magnetite XXVI Ltd / Magnetite XXVI LLC Series 2025-26A Class AR2, CME Term SOFR 3 month Index + 1.15%, 4.9602% 1/25/2038 (b)(c)(j)	23,627,000	23,629,174
Magnetite XXVIII Ltd Series 2025-28A Class A1RR, CME Term SOFR 3 month Index + 1.24%, 4.9929% 1/15/2038 (b)(c)(j)	32,159,000	32,187,525
Morgan Stanley Eaton Vance CLO Ltd / LLC Series 2025-21A Class A1, CME Term SOFR 3 month Index + 1.17%, 4.9229% 4/15/2038 (b)(c)(j)	30,359,000	30,330,979
Morgan Stanley Eaton Vance CLO Ltd Series 2026-20A Class A1R, CME Term SOFR 3 month Index + 1.32%, 5.0492% 1/20/2037 (b)(c)(j)	20,929,000	21,001,205
Neuberger Berman Loan Advisers CLO 25 Ltd Series 2024-25A Class AR2, CME Term SOFR 3 month Index + 1.4%, 5.1292% 7/18/2038 (b)(c)(j)	25,542,000	25,577,248
Oak Hill Credit Partners Series 2024-13A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.0792% 7/20/2037 (b)(c)(j)	42,834,000	42,882,274
OCP Aegis CLO Ltd Series 2025-47A Class A1, CME Term SOFR 3 month Index + 1.11%, 4.8437% 1/21/2038 (b)(c)(j)	21,835,000	21,762,442
OCP Clo Ltd Series 2025-44A Class A, CME Term SOFR 3 month Index + 1.3%, 5.0751% 10/24/2038 (b)(c)(j)	26,907,000	26,966,518
OCP CLO Ltd Series 2025-46A Class A, CME Term SOFR 3 month Index + 1.2%, 4.9529% 10/15/2038 (b)(c)(j)	16,955,000	16,986,214
OHA Credit Funding 14-R Ltd Series 2025-14RA Class A, CME Term SOFR 3 month Index + 1.23%, 4.9592% 4/20/2038 (b)(c)(j)	16,705,000	16,748,500
OHA Credit Funding 4 Ltd / OHA Credit Funding 4 LLC Series 2024-4A Class AR2, CME Term SOFR 3 month Index + 1.29%, 5.0232% 1/22/2038 (b)(c)(j)	28,787,000	28,836,974
OHA Credit Funding 6 Ltd Series 2024-6A Class AR2, CME Term SOFR 3 month Index + 1.33%, 5.0592% 10/20/2037 (b)(c)(j)	23,091,000	23,118,825
OHA Credit Partners VII Ltd Series 2025-7A Class AR4, CME Term SOFR 3 month Index + 1.14%, 4.8732% 2/20/2038 (b)(c)(j)	22,830,000	22,829,635
OHA Credit Partners XVII Ltd Series 2024-17A Class A, CME Term SOFR 3 month Index + 1.32%, 5.0492% 1/18/2038 (b)(c)(j)	9,939,000	9,954,833
Palmer Square CLO Ltd Series 2025-5A Class A, CME Term SOFR 3 month Index + 1.21%, 4.9392% 10/20/2038 (b)(c)(j)	26,767,000	26,822,836
Palmer Square CLO Ltd Series 2026-1A Class A, CME Term SOFR 3 month Index + 1.19%, 4.9192% 4/20/2039 (b)(c)(j)	20,933,000	20,938,170
Palmer Square Loan Funding Ltd / Palmer Square Loan Funding LLC Series 2025-2A Class A1, CME Term SOFR 3 month Index + 0.94%, 4.6929% 7/15/2033 (b)(c)(j)	19,492,764	19,498,144
Palmer Square Loan Funding Ltd Series 2025-1A Class A1, CME Term SOFR 3 month Index + 0.8%, 4.5406% 2/15/2033 (b)(c)(j)	19,569,212	19,551,913
Peebles Park CLO Ltd Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 4.9792% 10/20/2038 (b)(c)(j)	13,185,000	13,189,430
Project Silver Series 2019-1 Class A, 3.967% 7/15/2044 (j)	9,143,080	8,987,739
Rowe CLO Ltd Series 2026-2A Class A1, CME Term SOFR 3 month Index + 1.26%, 5.0923% 7/20/2039 (b)(c)(j)	19,066,000	19,086,744
RR 34 Ltd Series 2024-34RA Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.1029% 10/15/2039 (b)(c)(j)	12,702,000	12,720,088
RR 7 Ltd Series 2026-7A Class A1A2, CME Term SOFR 3 month Index + 1.24%, 5.0182% 10/15/2039 (b)(c)(j)	42,692,000	42,777,384
RR Ltd Series 2026-44A Class A1A, CME Term SOFR 3 month Index + 1.17%, 4.9229% 4/15/2041 (b)(c)(j)	27,561,000	27,569,461
Sixth Street CLO XIX Ltd Series 2025-19A Class A1R, CME Term SOFR 3 month Index + 1.28%, 5.0295% 7/17/2038 (b)(c)(j)	16,395,000	16,426,855
Sixth Street CLO XVIII Ltd Series 2025-18A Class A1R, CME Term SOFR 3 month Index + 1.25%, 4.9995% 10/17/2038 (b)(c)(j)	24,947,000	24,979,855
Sixth Street CLO XX Ltd Series 2025-20A Class A1R, CME Term SOFR 3 month Index + 1.32%, 5.0695% 7/17/2038 (b)(c)(j)	20,825,000	20,853,384
Thunderbolt III Aircraft Lease Ltd Series 2019-1 Class A, 3.671% 11/15/2039 (j)	3,422,493	3,412,298
Trapeza CDO XII Ltd Series 2007-12A Class B, CME Term SOFR 3 month Index + 0.8216%, 4.5718% 4/6/2042 (b)(c)(j)	2,720,000	2,190,317
Voya CLO Ltd / Voya CLO LLC Series 2025-2A Class A1RR, CME Term SOFR 3 month Index + 1.31%, 5.0392% 1/20/2038 (b)(c)(j)	10,821,000	10,844,027
Wellington Management CLO 6 Ltd Series 2026-6A Class A1, CME Term SOFR 3 month Index + 1.22%, 1.22% 10/20/2038 (b)(c)(f)(j)	18,862,000	18,882,616
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		1,724,537,957
IRELAND - 0.0%
Volofin Finance Designated Activity Co Series 2024-1A Class A, 5.935% 6/15/2037 (j)	4,868,748	4,880,449
MULTI-NATIONAL - 0.2%
AIMCO CLO Ltd / AIMCO CLO LLC Series 2026-21A Class A1R, CME Term SOFR 3 month Index + 1.25%, 4.9792% 4/18/2039 (b)(c)(j)	31,425,000	31,486,122
Allegro CLO XV Ltd / Allegro CLO VX LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.18%, 4.9092% 4/20/2038 (b)(c)(j)	28,071,000	28,044,894
OCP CLO Ltd Series 2025-15A Class AR, CME Term SOFR 3 month Index + 1.25%, 4.9792% 1/20/2038 (b)(c)(j)	16,668,000	16,713,703
TOTAL MULTI-NATIONAL		76,244,719
UNITED STATES - 2.9%
AASET Ltd / AASET LLC Series 2025-1A Class A, 5.943% 2/16/2050 (j)	13,913,196	13,880,873
AASET Trust Series 2026-1A Class A1, 5.646% 7/16/2051 (j)	7,528,887	7,468,656
AASET US Ltd / AASET Intl Ltd Series 2024-1A Class A1, 6.261% 5/16/2049 (j)	13,303,662	13,384,129
AASET US Ltd / AASET Intl Ltd Series 2024-1A Class A2, 6.261% 5/16/2049 (j)	12,109,187	12,182,429
Affirm Asset Securitization Trust Series 2024-B Class A, 4.62% 9/15/2029 (j)	438,000	437,977
Affirm Master Trust Series 2025-2A Class A, 4.67% 7/15/2033 (j)	117,000	117,072
Affirm Master Trust Series 2025-3A Class A, 4.45% 10/16/2034 (j)	15,588,000	15,444,841
Affirm Master Trust Series 2026-1A Class A, 4.37% 2/15/2034 (j)	142,000	140,996
Affirm Master Trust Series 2026-2A Class A, 4.67% 4/16/2035 (j)	6,922,000	6,862,037
Aligned Data Centers Issuer LLC Series 2026-1A Class A2I, 5.909% 6/15/2056 (j)	16,855,000	16,718,530
Ally Auto Receivables Trust Series 2024-1 Class A3, 5.08% 12/15/2028	9,560	9,585
Altde Trust Series 2025-1A Class A, 5.9% 8/15/2050 (j)	19,046,058	19,003,608
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/2040 (j)	1,471,179	1,462,791
Apollo Aviation Securitization Equity Trust Series 2020-1A Class B, 4.335% 1/16/2040 (j)	362,255	359,774
AutoNation Finance Trust Series 2025-1A Class A2, 4.72% 4/10/2028 (j)	494	494
AutoNation Finance Trust Series 2026-1A Class A3, 4.03% 8/12/2030 (j)	49,000	48,619
Autonation Finance Trust Series 2026-N1A Class A3, 4.63% 12/16/2030 (j)	3,635,000	3,623,259
Auxilior Term Funding LLC Series 2026-1A Class A2, 4.64% 2/15/2029 (j)	2,345,000	2,345,797
Avis Budget Rental Car Funding AESOP LLC Series 2026-3A Class A, 4.82% 4/20/2031 (j)	5,500,000	5,454,354
Avis Budget Rental Car Funding AESOP LLC Series 2026-4A Class A, 5.09% 12/20/2032 (j)	5,500,000	5,447,056
BHG Securitization Trust Series 2026-1CON Class A, 4.81% 6/17/2037 (j)	2,622,449	2,600,681
BHG Securitization Trust Series 2026-2CON Class A, 5.07% 9/17/2037	12,580,000	12,524,936
BHG Series 2025-2CON Class A, 4.84% 9/17/2036 (j)	3,878,738	3,833,685
BofA Auto Trust Series 2024-1A Class A3, 5.35% 11/15/2028 (j)	3,919	3,936
CarMax Auto Owner Trust Series 2023-4 Class A3, 6% 7/17/2028	8,336	8,382
CarMax Auto Owner Trust Series 2024-2 Class A3, 5.5% 1/16/2029	11,608	11,681
CarMax Auto Owner Trust Series 2025-2 Class A2A, 4.59% 7/17/2028	33,764	33,792
CarMax Select Receivables Trust Series 2024-A Class A3, 5.4% 11/15/2028	4,550	4,567
Carmax Select Receivables Trust Series 2026-A Class A2A, 4.03% 12/17/2029	42,390	42,283
Carmax Select Receivables Trust Series 2026-A Class A3, 3.99% 5/17/2032	860,000	849,009
Carvana Auto Receivables Trust Series 2026-P2 Class A3, 4.77% 4/10/2031	6,300,000	6,294,672
Carvana Auto Receivables Trust Series 2026-P3 Class A3, 4.88% 8/11/2031	5,500,000	5,484,507
Castlelake Aircraft Securitization Trust Series 2018-1 Class A, 4.125% 6/15/2043 (j)	2,655,866	2,637,230
Castlelake Aircraft Securitization Trust Series 2019-1A Class A, 3.967% 4/15/2039 (j)	2,620,840	2,599,879
Castlelake Aircraft Securitization Trust Series 2019-1A Class B, 5.095% 4/15/2039 (j)	11,988,233	11,857,612
CCG Receivables Trust Series 2026-1 Class A2, 4.45% 1/17/2034 (j)	6,600,000	6,578,908
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/2028 (j)	10,467	10,498
CNSL Series 2026-1A Class A2, 5.079% 3/20/2056 (j)	4,490,000	4,357,283
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/2047 (j)	29,025,630	28,706,721
DB Master Finance LLC Series 2019-1A Class A23, 4.352% 5/20/2049 (j)	2,636,550	2,574,770
DB Master Finance LLC Series 2025-1A Class A2I, 4.891% 8/20/2055 (j)	20,266,850	19,894,959
DB Master Finance LLC Series 2025-1A Class A2II, 5.165% 8/20/2055 (j)	16,430,838	15,960,787
DB Master Finance LLC Series 2026-1A Class A2I, 5.2% 5/20/2056 (j)	16,335,000	16,122,630
DB Master Finance LLC Series 2026-1A Class A2II, 5.432% 5/20/2056 (j)	13,810,000	13,641,529
Dell Equipment Finance Trust Series 2025-2 Class A2, 4.1% 2/22/2028 (j)	250,849	250,705
Dext ABS LLC Series 2025-1 Class A2, 4.59% 8/16/2027 (j)	25,947	25,954
Dext ABS LLC Series 2025-2 Class A3, 4.23% 4/15/2036 (j)	4,220,000	4,188,660
DLLAA LLC Series 2025-1A Class A3, 4.95% 9/20/2029 (j)	155,000	155,655
DLLAA Series 2023-1A Class A3, 5.64% 2/22/2028 (j)	2,546,990	2,559,861
DLLAD Series 2023-1A Class A3, 4.79% 1/20/2028 (j)	1,548,624	1,550,707
DLLAD Series 2024-1A Class A3, 5.3% 7/20/2029 (j)	8,714	8,773
DLLMT LLC Series 2026-1A Class A3, 4.2% 12/20/2029 (j)	27,000	26,768
Domino's Pizza Master Issuer LLC Series 2019-1A Class A2, 3.668% 10/25/2049 (j)	10,634,880	10,151,771
Eff Series 2026-1 Class A3, 4.12% 3/20/2030 (j)	96,000	94,663
Exeter Automobile Receivables Trust Series 2026-1A Class A3, 4.03% 3/15/2030	19,000	18,919
Exeter Select Automobile Receivables Trust Series 2025-1 Class A3, 4.69% 4/15/2030	2,947,565	2,950,139
Exeter Select Automobile Receivables Trust Series 2025-2 Class A3, 4.43% 8/15/2030	2,816,000	2,810,322
Exeter Select Automobile Receivables Trust Series 2025-3 Class A3, 4.18% 12/16/2030	35,000	34,837
Ford Credit Floorplan Master Owner Trust A Series 2024-1 Class A1, 5.29% 4/15/2029 (j)	267,000	268,463
GGAM Master Trust International Ltd / LLC Series 2025-1A Class A, 5.923% 9/30/2060 (j)	50,290,530	49,744,747
GGAM Master Trust International Ltd / LLC Series 2026-1A Class A, 5.861% 9/30/2060 (j)	21,916,127	21,640,849
Gilead Aviation LLC Series 2025-1A Class A, 5.789% 3/15/2050 (j)	34,036,175	33,964,474
GM Financial Revolving Receivables Trust Series 2024-1 Class A, 4.98% 12/11/2036 (j)	75,000	75,427
Goldentree Loan Management US CLO 14 Ltd Series 2026-31A Class AR2, CME Term SOFR 3 month Index + 1.22%, 4.9491% 7/20/2040 (b)(c)(j)	22,652,000	22,711,529
Goldentree Loan Management US CLO Ltd Series 2026-28A Class A, CME Term SOFR 3 month Index + 1.17%, 4.8992% 10/20/2039 (b)(c)(j)	15,223,000	15,227,750
GreatAmerica Leasing Receivables Funding LLC Series 2025-1 Class A2, 4.52% 10/15/2027 (j)	24,935	24,962
GreatAmerica Leasing Receivables Funding LLC Series 2026-1 Class A3, 4.76% 9/16/2030 (j)	3,540,000	3,542,687
Green Lakes Park CLO LLC Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1.18%, 4.9902% 1/25/2038 (b)(c)(j)	22,409,000	22,409,000
GreenSky Home Improvement Issuer Trust Series 2025-2A Class A2, 4.93% 6/25/2060 (j)	1,241,157	1,242,838
Greensky Home Improvement Issuer Trust Series 2026-A Class A1, 4.67% 12/15/2070 (j)	8,800,000	8,791,352
Greensky Home Improvement Issuer Trust Series 2026-A Class A3, 5.14% 12/15/2070 (j)	8,540,000	8,517,014
Hyundai Auto Lease Securitization Trust Series 2024-C Class A3, 4.62% 4/17/2028 (j)	107,290	107,408
Hyundai Auto Lease Securitization Trust Series 2025-B Class A2A, 4.58% 9/15/2027 (j)	52,753	52,792
Hyundai Auto Receivables Trust Series 2024-A Class A3, 4.99% 2/15/2029	15,465	15,519
Jersey Mike's Funding Series 2024-1A Class A2, 5.636% 2/15/2055 (j)	21,236,600	21,093,710
Jersey Mike's Funding Series 2025-1A Class A2, 5.61% 8/16/2055 (j)	20,973,150	20,819,454
John Deere Owner Trust Series 2025-A Class A2A, 4.23% 3/15/2028	31,085	31,097
M&T Equipment Notes Series 2026-1A Class A3, 4.8% 11/18/2030 (j)	12,000	11,976
Magnetite XXXVIII Ltd Series 2026-38A Class A1R, CME Term SOFR 3 month Index + 1.19%, 4.8822% 7/15/2039 (b)(c)(j)	23,286,000	23,298,085
Mercedes-Benz Auto Lease Trust Series 2024-A Class A3, 5.32% 1/18/2028	15,133	15,170
Mercedes-Benz Auto Lease Trust Series 2024-B Class A3, 4.23% 2/15/2028	54,882	54,887
Merchants Fleet Funding LLC Series 2023-1A Class A, 7.21% 5/20/2036 (j)	9,309	9,323
Merchants Fleet Funding LLC Series 2025-1A Class A, 4.49% 1/20/2039 (j)	4,700,000	4,691,631
Navigator Aircraft Abs Ltd Series 2025-1 Class A, 5.107% 10/15/2050 (j)	35,884,358	34,808,516
Nissan Master Owner Trust Receivable Series 2024-B Class A, 5.05% 2/15/2029 (j)	128,000	128,390
OCP CLO Ltd Series 2025-8RA Class AR2, CME Term SOFR 3 month Index + 1.22%, 4.9695% 10/17/2038 (b)(c)(j)	24,254,000	24,285,530
Oha Credit Funding 22-R Ltd Series 2026-22RA, CME Term SOFR 3 month Index + 1.2%, 4.9674% 10/20/2039 (b)(c)(j)	21,450,000	21,450,107
OneMain Financial Issuance Trust Series 2020-2A Class A, 1.75% 9/14/2035 (j)	60,414	59,864
OneMain Financial Issuance Trust Series 2024-1A Class A, 5.79% 5/14/2041 (j)	9,600,000	9,801,521
OneMain Financial Issuance Trust Series 2025-1A Class A, 4.82% 7/14/2038 (j)	900,000	895,264
OneMain Financial Issuance Trust Series 2026-2A Class A, 4.98% 1/14/2038 (j)	7,100,000	7,081,692
Oportun Issuance Trust Series 2025-B Class A, 4.88% 5/9/2033 (j)	6,500,000	6,491,041
Oportun Issuance Trust Series 2025-C Class A, 4.49% 7/8/2033 (j)	21,600,000	21,475,698
Oportun Issuance Trust Series 2025-D Class A, 4.53% 2/8/2033 (j)	139,000	138,043
PEAC Solutions Receivables LLC Series 2025-1A Class A2, 4.94% 10/20/2028 (j)	15,039	15,074
PEAC Solutions Receivables LLC Series 2026-1A Class A2, 4.27% 10/20/2028 (j)	56,000	55,813
PEAC Solutions Receivables LLC Series 2026-1A Class A3, 4.39% 7/20/2033 (j)	12,000	11,868
Phantom Aviation Series 2026-1A Class A, 5.24% 1/15/2051 (j)	17,577,456	17,009,664
Pk Alift Loan Funding 3 LP Series 2024-1 Class A1, 5.842% 9/15/2039 (j)	1,874,206	1,895,299
Pk Alift Loan Funding Series 2026-2 Class A, 5.217% 2/15/2044 (j)	14,155,000	14,060,162
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/2049 (j)	26,516,600	25,200,468
Planet Fitness Master Issuer LLC Series 2022-1A Class A2II, 4.008% 12/5/2051 (j)	22,699,453	20,934,842
Planet Fitness Master Issuer LLC Series 2025-1A Class A2I, 5.274% 12/6/2055 (j)	16,738,050	16,447,482
Post Road Equipment Finance LLC Series 2026-1A Class A2, 4.47% 1/18/2033 (j)	3,700,000	3,683,746
PRMI Securitization Trust Series 2024-CMG1 Class A1, U.S. 30-Day Avg. SOFR Index + 1.3%, 5.0708% 7/25/2054 (b)(c)(j)	7,609,880	7,592,746
PRPM Trust Series 2023-RCF2 Class A1, 4% 11/25/2053 (c)(j)	5,283,651	5,204,920
Reach ABS Trust Series 2025-2A Class A, 4.93% 8/18/2032 (j)	4,633,227	4,639,792
Reprise Personal Loan Securities Series 2026-1 Class A, 5.54% 4/18/2033 (j)	3,387,945	3,388,623
RKTL Series 2026-2A Class A, 4.33% 5/25/2035 (j)	9,428,575	9,412,590
RKTL Series 2026-3A Class A, 4.51% 8/27/2035 (j)	6,800,000	6,794,773
Santander Drive Auto Receivables Trust Series 2025-2 Class A3, 4.67% 8/15/2029	62,569	62,648
SBA Tower Trust Series 2020, 2.328% 7/15/2052 (j)	9,591,000	9,258,489
SBNA Auto Lease Trust Series 2024-B Class A3, 5.56% 11/22/2027 (j)	2,259	2,261
SBNA Auto Lease Trust Series 2024-C Class A3, 4.56% 2/22/2028 (j)	5,956	5,960
SCLP Series 2025-2 Class A, 4.82% 6/25/2034 (j)	35,306	35,366
SFS Auto Receivables Securitization Trust Series 2024-2A Class A3, 5.33% 11/20/2029 (j)	8,525	8,568
SFS Auto Receivables Securitization Trust Series 2024-3A Class A3, 4.55% 6/20/2030 (j)	173,493	173,612
SFS Auto Receivables Securitization Trust Series 2026-1A Class A2A, 3.91% 8/20/2029 (j)	41,463	41,355
SFS Auto Receivables Securitization Trust Series 2026-1A Class A3, 3.96% 7/21/2031 (j)	43,000	42,366
SLAM Ltd Series 2025-1A Class A, 5.807% 5/15/2050 (j)	15,778,593	15,751,253
SoFi Consumer Loan Program Trust Series 2026-1 Class A, 4.06% 12/26/2035 (j)	173,962	173,351
Subway Funding LLC Series 2024-1A Class A23, 6.505% 7/30/2054 (j)	22,997,378	22,667,266
Subway Funding LLC Series 2024-1A Class A2I, 6.028% 7/30/2054 (j)	44,110,320	44,184,872
Subway Funding LLC Series 2024-1A Class A2II, 6.268% 7/30/2054 (j)	26,222,925	26,183,378
Subway Funding LLC Series 2024-3A Class A23, 5.914% 7/30/2054 (j)	31,677,765	30,174,379
Subway Funding LLC Series 2024-3A Class A2I, 5.246% 7/30/2054 (j)	33,029,685	32,282,567
Subway Funding LLC Series 2024-3A Class A2II, 5.566% 7/30/2054 (j)	15,622,733	15,127,570
Taco Bell Fdg LLC Series 2025-1A Class A2I, 4.821% 8/25/2055 (j)	35,765,000	34,892,316
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 month Index + 0.9745%, 4.6418% 9/25/2034 (b)(c)	62,911	66,780
Upg HI Issuer Trust Series 2025-2 Class A, 5% 9/25/2047 (j)	95,554	94,991
Upg HI Issuer Trust Series 2026-1 Class A, 5.03% 2/25/2048 (j)	1,576,213	1,565,796
Upgrade Master Pass-Thru Trust Series 2026-ST4 Class A, 4.541% 10/15/2035 (j)	4,452,000	4,449,396
USAA Auto Owner Trust Series 2024-A Class A3, 5.03% 3/15/2029 (j)	102,760	103,072
VCAT LLC Series 2026-NPL3 Class A1, 5.567% 5/25/2056 (c)(j)	4,286,852	4,283,782
Volkswagen Credit Auto Master Trust Series 2026-1A Class A, 4.71% 5/20/2031 (j)	85,000	84,943
Volvo Financial Equipment LLC Series 2025-1A Class A2, 4.41% 11/15/2027 (j)	18,389	18,397
Wheels Fleet Lease Funding LLC Series 2023-2A Class A, 6.46% 8/18/2038 (j)	21,287	21,399
Wheels Fleet Lease Funding LLC Series 2024-1A Class A1, 5.49% 2/18/2039 (j)	52,450	52,752
Wheels Fleet Lease Funding LLC Series 2025-3A Class A1, 4.08% 9/18/2040 (j)	4,200,000	4,164,678
Willis Engine Structured Trust Series 2025-A Class A, 5.582% 6/15/2050 (j)	20,159,647	19,998,366
Willis Engine Structured Trust VII Series 2023-A Class A, 8% 10/15/2048 (j)	501,540	504,681
Willis Engine Structured Trust VII Series 2025-B Class A, 5.159% 12/15/2050 (j)	6,678,774	6,567,609
World Financial Network Credit Card Master Trust Series 2024-A Class A, 5.47% 2/15/2031	480,000	483,027
World Omni Auto Receivables Trust Series 2023-B Class A3, 4.66% 5/15/2028	2,406	2,407
World Omni Auto Receivables Trust Series 2023-C Class A3, 5.15% 11/15/2028	2,019,485	2,024,412
World Omni Automobile Lease Securitization Trust Series 2025-A Class A2A, 4.35% 12/15/2027	12,228	12,231
TOTAL UNITED STATES		1,102,747,516
TOTAL ASSET-BACKED SECURITIES (Cost $3,211,243,671)		3,200,008,694

Bank Notes - 0.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.2%
Financials - 0.2%
Banks - 0.2%
Capital One NA ICE IBA - USD SOFR SPREAD-ADJ ICE SWAP RATE 5Y + 1.73%, 5.974% 8/9/2028 (b)(c)	15,090,000	15,382,526
Keybank National Association 6.95% 2/1/2028	3,200,000	3,289,669
Morgan Stanley Bank NA 4.788% 5/10/2030 (c)	11,714,000	11,656,174
Regions Bank/Birmingham AL 6.45% 6/26/2037	42,478,000	44,051,530

TOTAL UNITED STATES		74,379,899
TOTAL BANK NOTES (Cost $70,770,116)		74,379,899

Collateralized Mortgage Obligations - 2.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 2.1%
Ajax Mortgage Loan Trust Series 2021-E Class A1, 1.74% 12/25/2060 (j)	103,639	90,379
Angel Oak Mortgage Trust 2026-2 Series 2026-2 Class A1, 4.694% 2/25/2071 (c)(j)	1,748,056	1,714,154
Angel Oak Mortgage Trust 2026-2 Series 2026-2 Class A1FC, 4.628% 2/25/2071 (c)(j)	124,179	122,575
BINOM Securitization Trust Series 2022-RPL1 Class A1, 3% 2/25/2061 (c)(j)	121,855	112,208
BRAVO Residential Funding Trust Series 2022-RPL1 Class A1, 2.75% 9/25/2061 (j)	78,147	70,569
BRAVO Residential Funding Trust Series 2023-RPL1 Class A1, 5% 5/25/2063 (j)	11,830,284	11,602,298
BRAVO Residential Funding Trust Series 2025-NQM4 Class A1, 5.613% 2/25/2065 (j)(o)	114,991	114,884
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (c)(j)	2,912,976	2,902,726
CSMC Trust Series 2014-3R Class 2A1, CME Term SOFR 1 month Index + 0.8145%, 0% 5/27/2037 (b)(c)(j)(k)	316,680	32
CSMC Trust Series 2014-3R Class 4A1, CME Term SOFR 1 month Index + 0.6745%, 4.0526% 5/27/2037 (b)(c)(j)	180,522	174,557
Fannie Mae Guaranteed REMIC Series 1999-17 Class PG, 6% 4/25/2029	31,839	32,049
Fannie Mae Guaranteed REMIC Series 1999-25 Class Z, 6% 6/25/2029	41,351	41,585
Fannie Mae Guaranteed REMIC Series 1999-32 Class PL, 6% 7/25/2029	54,641	55,136
Fannie Mae Guaranteed REMIC Series 1999-33 Class PK, 6% 7/25/2029	41,156	41,515
Fannie Mae Guaranteed REMIC Series 2001-20 Class Z, 6% 5/25/2031	62,222	63,062
Fannie Mae Guaranteed REMIC Series 2001-31 Class ZC, 6.5% 7/25/2031	20,447	20,660
Fannie Mae Guaranteed REMIC Series 2001-52 Class YZ, 6.5% 10/25/2031	12,209	12,440
Fannie Mae Guaranteed REMIC Series 2002-16 Class ZD, 6.5% 4/25/2032	41,828	42,960
Fannie Mae Guaranteed REMIC Series 2002-18 Class FD, U.S. 30-Day Avg. SOFR Index + 0.9145%, 4.5577% 2/25/2032 (b)(c)	7,862	7,903
Fannie Mae Guaranteed REMIC Series 2002-39 Class FD, U.S. 30-Day Avg. SOFR Index + 1.1145%, 4.7507% 3/18/2032 (b)(c)	14,027	14,162
Fannie Mae Guaranteed REMIC Series 2002-60 Class FV, U.S. 30-Day Avg. SOFR Index + 1.1145%, 4.7577% 4/25/2032 (b)(c)	14,732	14,848
Fannie Mae Guaranteed REMIC Series 2002-63 Class FN, U.S. 30-Day Avg. SOFR Index + 1.1145%, 4.7577% 10/25/2032 (b)(c)	18,177	18,351
Fannie Mae Guaranteed REMIC Series 2002-7 Class FC, U.S. 30-Day Avg. SOFR Index + 0.8645%, 4.5077% 1/25/2032 (b)(c)	7,173	7,192
Fannie Mae Guaranteed REMIC Series 2002-74 Class SV, 7.4355% - U.S. 30-Day Avg. SOFR Index 3.7923% 11/25/2032 (c)(l)	5,819	91
Fannie Mae Guaranteed REMIC Series 2003-118 Class S, 7.9855% - U.S. 30-Day Avg. SOFR Index 4.3423% 12/25/2033 (c)(l)	343,945	32,716
Fannie Mae Guaranteed REMIC Series 2003-21 Class SK, 7.9855% - U.S. 30-Day Avg. SOFR Index 4.3423% 3/25/2033 (c)(l)	19,723	1,633
Fannie Mae Guaranteed REMIC Series 2005-102 Class CO, 0% 11/25/2035 (m)	39,977	34,569
Fannie Mae Guaranteed REMIC Series 2005-39 Class TE, 5% 5/25/2035	13,052	13,071
Fannie Mae Guaranteed REMIC Series 2005-47 Class SW, 6.6055% - U.S. 30-Day Avg. SOFR Index 2.9623% 6/25/2035 (c)(l)	389,454	18,705
Fannie Mae Guaranteed REMIC Series 2005-72 Class ZC, 5.5% 8/25/2035	1,267,419	1,266,660
Fannie Mae Guaranteed REMIC Series 2005-73 Class SA, U.S. 30-Day Avg. SOFR Index x 17.2524%, 7.7801% 8/25/2035 (b)(c)	6,913	6,934
Fannie Mae Guaranteed REMIC Series 2005-79 Class ZC, 5.9% 9/25/2035	599,843	595,247
Fannie Mae Guaranteed REMIC Series 2005-81 Class PC, 5.5% 9/25/2035	156,958	158,349
Fannie Mae Guaranteed REMIC Series 2006-104 Class GI, 6.5655% - U.S. 30-Day Avg. SOFR Index 2.9223% 11/25/2036 (c)(l)	242,798	15,511
Fannie Mae Guaranteed REMIC Series 2006-116 Class SG, 6.5255% - U.S. 30-Day Avg. SOFR Index 2.8823% 12/25/2036 (c)(l)	135,479	10,282
Fannie Mae Guaranteed REMIC Series 2006-12 Class BO, 0% 10/25/2035 (m)	167,798	151,326
Fannie Mae Guaranteed REMIC Series 2006-15 Class OP, 0% 3/25/2036 (m)	313,501	268,557
Fannie Mae Guaranteed REMIC Series 2006-37 Class OW, 0% 5/25/2036 (m)	34,412	28,436
Fannie Mae Guaranteed REMIC Series 2007-40 Class SE, 6.3255% - U.S. 30-Day Avg. SOFR Index 2.6823% 5/25/2037 (c)(l)	92,571	6,486
Fannie Mae Guaranteed REMIC Series 2007-57 Class SA, U.S. 30-Day Avg. SOFR Index x 39.9331%, 18.074% 6/25/2037 (b)(c)	68,452	82,528
Fannie Mae Guaranteed REMIC Series 2007-66 Class SA, U.S. 30-Day Avg. SOFR Index x 38.9131%, 17.054% 7/25/2037 (b)(c)	93,031	110,861
Fannie Mae Guaranteed REMIC Series 2007-66 Class SB, U.S. 30-Day Avg. SOFR Index x 38.9131%, 17.054% 7/25/2037 (b)(c)	11,091	11,924
Fannie Mae Guaranteed REMIC Series 2010-135 Class ZA, 4.5% 12/25/2040	1,694,285	1,601,643
Fannie Mae Guaranteed REMIC Series 2010-150 Class ZC, 4.75% 1/25/2041	2,711,043	2,574,693
Fannie Mae Guaranteed REMIC Series 2011-39 Class ZA, 6% 11/25/2032	352,479	359,916
Fannie Mae Guaranteed REMIC Series 2011-4 Class PZ, 5% 2/25/2041	1,214,864	1,185,605
Fannie Mae Guaranteed REMIC Series 2012-100 Class WI, 3% 9/25/2027 (l)	156,221	1,483
Fannie Mae Guaranteed REMIC Series 2012-149 Class DA, 1.75% 1/25/2043	916,003	839,954
Fannie Mae Guaranteed REMIC Series 2012-149 Class GA, 1.75% 6/25/2042	1,314,609	1,231,548
Fannie Mae Guaranteed REMIC Series 2012-70 Class FB, U.S. 30-Day Avg. SOFR Index + 0.5645%, 4.2077% 7/25/2042 (b)(c)	9,077,037	9,012,557
Fannie Mae Guaranteed REMIC Series 2013-134 Class SA, 5.9355% - U.S. 30-Day Avg. SOFR Index 2.2923% 1/25/2044 (c)(l)	333,674	26,709
Fannie Mae Guaranteed REMIC Series 2013-44 Class DJ, 1.85% 5/25/2033	5,519	5,134
Fannie Mae Guaranteed REMIC Series 2015-42 Class IL, 6% 6/25/2045 (l)	1,423,036	186,599
Fannie Mae Guaranteed REMIC Series 2015-70 Class JC, 3% 10/25/2045	2,229,701	2,122,674
Fannie Mae Guaranteed REMIC Series 2016-3 Class PL, 2.5% 2/25/2046	301,341	256,110
Fannie Mae Guaranteed REMIC Series 2017-30 Class AI, 5.5% 5/25/2047 (l)	910,961	111,938
Fannie Mae Guaranteed REMIC Series 2017-32 Class PA, 2.7% 5/25/2047	13,316,953	11,970,530
Fannie Mae Guaranteed REMIC Series 2017-37 Class AB, 2.55% 9/25/2046	3,262,558	2,950,479
Fannie Mae Guaranteed REMIC Series 2019-33 Class FB, U.S. 30-Day Avg. SOFR Index + 0.5645%, 4.2077% 7/25/2049 (b)(c)	72,408	71,370
Fannie Mae Guaranteed REMIC Series 2019-76 Class FC, U.S. 30-Day Avg. SOFR Index + 0.6145%, 4.2577% 12/25/2049 (b)(c)	4,919,800	4,854,123
Fannie Mae Guaranteed REMIC Series 2021-66 Class DA, 2% 1/25/2048	2,169,538	1,820,095
Fannie Mae Guaranteed REMIC Series 2021-66 Class DM, 2% 1/25/2048	2,305,332	1,934,017
Fannie Mae Guaranteed REMIC Series 2021-69 Class JK, 1.5% 10/25/2051	3,155,472	2,705,080
Fannie Mae Guaranteed REMIC Series 2021-77 Class CH, 1.5% 8/25/2050	9,936	8,081
Fannie Mae Guaranteed REMIC Series 2021-85 Class L, 2.5% 8/25/2048	1,916,516	1,666,499
Fannie Mae Guaranteed REMIC Series 2021-95 Class BA, 2.5% 6/25/2049	13,057,020	11,424,277
Fannie Mae Guaranteed REMIC Series 2021-95, 2.5% 9/25/2048	8,617,059	7,532,259
Fannie Mae Guaranteed REMIC Series 2021-96 Class AH, 2.5% 3/25/2049	98,312	86,242
Fannie Mae Guaranteed REMIC Series 2021-96 Class HA, 2.5% 2/25/2050	2,952,328	2,569,323
Fannie Mae Guaranteed REMIC Series 2022-1 Class KA, 3% 5/25/2048	2,744,673	2,520,608
Fannie Mae Guaranteed REMIC Series 2022-11 Class B, 3% 6/25/2049	3,970,346	3,604,021
Fannie Mae Guaranteed REMIC Series 2022-13 Class HA, 3% 8/25/2046	2,738,834	2,576,896
Fannie Mae Guaranteed REMIC Series 2022-13 Class JA, 3% 5/25/2048	5,310,724	4,883,258
Fannie Mae Guaranteed REMIC Series 2022-15 Class GC, 3% 1/25/2047	4,007,492	3,760,570
Fannie Mae Guaranteed REMIC Series 2022-17 Class BH, 3% 5/25/2047	4,353,746	4,080,803
Fannie Mae Guaranteed REMIC Series 2022-18 Class DL, 3.25% 7/25/2046	51,326	48,012
Fannie Mae Guaranteed REMIC Series 2022-2 Class TH, 2.5% 2/25/2052	1,634,336	1,493,936
Fannie Mae Guaranteed REMIC Series 2022-25 Class AB, 4% 9/25/2047	4,389,808	4,244,546
Fannie Mae Guaranteed REMIC Series 2022-3 Class D, 2% 2/25/2048	12,231,010	10,887,499
Fannie Mae Guaranteed REMIC Series 2022-3 Class N, 2% 10/25/2047	31,934,714	28,121,336
Fannie Mae Guaranteed REMIC Series 2022-35 Class CK, 4% 3/25/2047	9,788,449	9,441,576
Fannie Mae Guaranteed REMIC Series 2022-4 Class B, 2.5% 5/25/2049	2,163,744	1,893,817
Fannie Mae Guaranteed REMIC Series 2022-49 Class TC, 4% 12/25/2048	2,021,611	1,963,992
Fannie Mae Guaranteed REMIC Series 2022-5 Class DA, 2.25% 11/25/2047	10,774,470	9,579,949
Fannie Mae Guaranteed REMIC Series 2022-53 Class FG, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.4432% 8/25/2052 (b)(c)	81,267	80,266
Fannie Mae Guaranteed REMIC Series 2022-56 Class FH, U.S. 30-Day Avg. SOFR Index + 0.7%, 4.3432% 9/25/2052 (b)(c)	204,221	201,203
Fannie Mae Guaranteed REMIC Series 2022-56 Class FJ, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.4432% 9/25/2052 (b)(c)	170,397	168,299
Fannie Mae Guaranteed REMIC Series 2022-64 Class GF, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.4432% 10/25/2052 (b)(c)	54,331	53,771
Fannie Mae Guaranteed REMIC Series 2022-67 Class FA, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.4432% 10/25/2052 (b)(c)	197,541	195,107
Fannie Mae Guaranteed REMIC Series 2022-7 Class A, 3% 5/25/2048	3,875,986	3,560,988
Fannie Mae Guaranteed REMIC Series 2022-7 Class E, 2.5% 11/25/2047	12,238,604	11,021,352
Fannie Mae Guaranteed REMIC Series 2022-9 Class DJ, 3.25% 3/25/2049	29,782	27,276
Fannie Mae Guaranteed REMIC Series 2023-13 Class CK, 1.5% 11/25/2050	10,193,567	8,344,833
Fannie Mae Guaranteed REMIC Series 2023-53 Class FD, U.S. 30-Day Avg. SOFR Index + 1.5%, 5.1432% 11/25/2053 (b)(c)	44,018	44,710
Fannie Mae Guaranteed REMIC Series 2023-54 Class FD, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.0932% 11/25/2053 (b)(c)	9,353,764	9,506,227
Fannie Mae Guaranteed REMIC Series 2023-56 Class FC, U.S. 30-Day Avg. SOFR Index + 1.5%, 5.1432% 11/25/2053 (b)(c)	16,383	16,640
Fannie Mae Guaranteed REMIC Series 2024-41 Class FB, U.S. 30-Day Avg. SOFR Index + 1.53%, 5.1732% 7/25/2054 (b)(c)	2,048,899	2,069,950
Fannie Mae Guaranteed REMIC Series 2024-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8432% 9/25/2053 (b)(c)	51,545	51,904
Fannie Mae Guaranteed REMIC Series 2024-90 Class FD, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8432% 12/25/2054 (b)(c)	17,305,306	17,367,932
Fannie Mae Guaranteed REMIC Series 2024-93 Class FG, U.S. 30-Day Avg. SOFR Index + 1.1%, 4.7432% 12/25/2054 (b)(c)	4,756,943	4,784,635
Fannie Mae Mortgage pass-thru certificates Series 1997-41 Class J, 7.5% 6/18/2027	1,864	1,876
Fannie Mae Mortgage pass-thru certificates Series 2006-45 Class OP, 0% 6/25/2036 (m)	104,197	88,546
Fannie Mae Mortgage pass-thru certificates Series 2006-62 Class KP, 0% 4/25/2036 (m)	173,933	146,916
Fannie Mae Mortgage pass-thru certificates Series 2013-51 Class GI, 3% 10/25/2032 (l)	532,788	12,537
Fannie Mae Mortgage pass-thru certificates Series 2020-56 Class AH, 2% 5/25/2045	38,346	36,035
Fannie Mae Mortgage pass-thru certificates Series 2024-100 Class EF, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8432% 6/25/2054 (b)(c)	58,123	58,432
Fannie Mae Mortgage pass-thru certificates Series 2025-33 Class FC, U.S. 30-Day Avg. SOFR Index + 1.6%, 5.2432% 8/25/2054 (b)(c)	77,336	78,429
Fannie Mae Mortgage pass-thru certificates Series 2025-4 Class FH, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8432% 9/25/2054 (b)(c)	3,529,588	3,541,875
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class AF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0432% 2/25/2055 (b)(c)	4,267,067	4,296,956
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class DF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.0432% 9/25/2054 (b)(c)	5,105,880	5,139,390
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8432% 2/25/2055 (b)(c)	8,124,677	8,179,363
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FE, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.7932% 2/25/2055 (b)(c)	3,986,949	4,001,204
Fannie Mae Series 2010-95 Class ZC, 5% 9/25/2040	5,805,181	5,707,954
Fannie Mae Series 2022-28 Class A, 2.5% 2/25/2052	8,170,270	7,737,834
Fannie Mae Series 2022-30 Class E, 4.5% 7/25/2048	6,779,430	6,604,754
Fannie Mae Series 2022-9 Class BA, 3% 5/25/2048	4,176,018	3,835,317
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-339 Class 5, 5.5% 7/25/2033 (l)	79,366	9,380
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-343 Class 16, 5.5% 5/25/2034 (l)	75,674	9,124
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-348 Class 14, 6.5% 8/25/2034 (c)(l)	52,936	7,439
Fannie Mae Stripped Mortgage-Backed Securities Series 2004-351 Class 12, 5.5% 4/25/2034 (c)(l)	32,468	4,075
Fannie Mae Stripped Mortgage-Backed Securities Series 2004-351 Class 13, 6% 3/25/2034 (l)	50,699	7,132
Fannie Mae Stripped Mortgage-Backed Securities Series 2005-359 Class 19, 6% 7/25/2035 (c)(l)	29,955	4,617
Fannie Mae Stripped Mortgage-Backed Securities Series 2007-384 Class 6, 5% 7/25/2037 (l)	342,539	50,426
Freddie Mac Manufactured Housing participation certificates Series 1998-2043 Class CJ, 6.5% 4/15/2028	1,098	1,107
Freddie Mac Manufactured Housing participation certificates Series 1998-2043 Class ZH, 6% 4/15/2028	10,981	11,069
Freddie Mac Manufactured Housing participation certificates Series 1998-2056 Class Z, 6% 5/15/2028	41,567	41,911
Freddie Mac Multiclass Mortgage participation certificates Series 2014-4386 Class AZ, 4.5% 11/15/2040	3,740,904	3,647,278
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class EA, 2.5% 8/25/2048	2,814,541	2,451,596
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class GC, 2% 11/25/2047	1,674,845	1,467,393
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5164 Class M, 2.5% 7/25/2048	2,869,553	2,502,713
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5165 Class PC, 1.5% 11/25/2051	3,916,236	3,396,164
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2121 Class MG, 6% 2/15/2029	22,788	23,038
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2131 Class BG, 6% 3/15/2029	162,097	164,010
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2135 Class JE, 6% 3/15/2029	8,830	8,941
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2137 Class PG, 6% 3/15/2029	22,791	23,027
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2154 Class PT, 6% 5/15/2029	47,310	47,854
Freddie Mac Multifamily Structured pass-thru certificates Series 2000-2218 Class ZB, 6% 3/15/2030	26,246	26,544
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2274 Class ZM, 6.5% 1/15/2031	15,654	15,826
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2303 Class ZV, 6% 4/15/2031	19,147	19,432
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2357 Class ZB, 6.5% 9/15/2031	217,984	223,793
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2380 Class SY, 8.0855% - U.S. 30-Day Avg. SOFR Index 4.449% 11/15/2031 (c)(l)	1,557	55
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2412 Class FK, U.S. 30-Day Avg. SOFR Index + 0.9145%, 4.551% 1/15/2032 (b)(c)	6,427	6,461
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2423 Class FA, U.S. 30-Day Avg. SOFR Index + 1.0145%, 4.651% 3/15/2032 (b)(c)	8,504	8,554
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2424 Class FM, U.S. 30-Day Avg. SOFR Index + 1.1145%, 4.751% 3/15/2032 (b)(c)	8,434	8,512
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2432 Class FE, U.S. 30-Day Avg. SOFR Index + 1.0145%, 4.651% 6/15/2031 (b)(c)	11,747	11,819
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2432 Class FG, U.S. 30-Day Avg. SOFR Index + 1.0145%, 4.651% 3/15/2032 (b)(c)	4,364	4,394
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2502 Class ZC, 6% 9/15/2032	60,624	61,946
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2519 Class ZD, 5.5% 11/15/2032	85,067	85,800
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2520 Class BE, 6% 11/15/2032	153,313	156,555
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2587 Class IM, 6.5% 3/15/2033 (l)	2,145	269
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2693 Class MD, 5.5% 10/15/2033	441,240	445,700
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2802 Class OB, 6% 5/15/2034	72,172	73,373
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2933 Class ZM, 5.75% 2/15/2035	1,331,780	1,321,788
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2947 Class XZ, 6% 3/15/2035	680,787	696,481
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2996 Class ZD, 5.5% 6/15/2035	804,140	795,012
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-3002 Class NE, 5% 7/15/2035	377,260	376,529
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3115 Class SM, 6.4855% - U.S. 30-Day Avg. SOFR Index 2.849% 2/15/2036 (c)(l)	121,656	8,487
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3119 Class PO, 0% 2/15/2036 (m)	402,282	332,810
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3121 Class KO, 0% 3/15/2036 (m)	48,139	42,771
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3123 Class LO, 0% 3/15/2036 (m)	211,690	177,217
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3145 Class GO, 0% 4/15/2036 (m)	254,028	213,265
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3189 Class PD, 6% 7/15/2036	404,272	414,235
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3237 Class C, 5.5% 11/15/2036	1,013,431	1,012,441
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3244 Class SG, 6.5455% - U.S. 30-Day Avg. SOFR Index 2.909% 11/15/2036 (c)(l)	499,573	34,720
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3258 Class PM, 5.5% 12/15/2036	97,685	98,673
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-3336 Class LI, 6.4655% - U.S. 30-Day Avg. SOFR Index 2.829% 6/15/2037 (c)(l)	358,579	27,248
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-3366 Class FD, U.S. 30-Day Avg. SOFR Index + 0.3645%, 4.001% 5/15/2037 (b)(c)	424,427	420,620
Freddie Mac Multifamily Structured pass-thru certificates Series 2008-3415 Class PC, 5% 12/15/2037	181,054	181,359
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3832 Class PE, 5% 3/15/2041	1,944,103	1,943,663
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3949 Class MK, 4.5% 10/15/2034	260,457	257,403
Freddie Mac Multifamily Structured pass-thru certificates Series 2012-4135 Class AB, 1.75% 6/15/2042	1,045,594	981,306
Freddie Mac Multifamily Structured pass-thru certificates Series 2013-4149 Class IO, 3% 1/15/2033 (l)	413,083	23,336
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4427 Class LI, 3.5% 2/15/2034 (l)	326,287	5,789
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4471 Class PA, 4% 12/15/2040	564,223	554,658
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4683 Class LM, 3% 5/15/2047	2,045,409	1,968,305
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5002 Class TJ, 2% 7/25/2050	86,650	71,441
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5050 Class KP, 1% 12/25/2050	2,013,875	1,706,706
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5058 Class BE, 3% 11/25/2050	7,169,785	6,112,363
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5059 Class GA, 1% 1/25/2051	3,659,188	2,750,638
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5066 Class A, 1.5% 11/25/2044	2,077,458	1,864,913
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5115 Class A, 2% 3/25/2040	1,798,452	1,608,145
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5139 Class JC, 2% 8/25/2040	1,759,741	1,557,755
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5141 Class JM, 1.5% 4/25/2051	2,425,877	2,039,842
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5147 Class WN, 2% 1/25/2040	1,832,076	1,638,977
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5148 Class AD, 1.5% 10/25/2051	3,164,246	2,730,419
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5148 Class PC, 1.5% 10/25/2051	3,086,781	2,630,805
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5169 Class BA, 2.5% 5/25/2049	12,140,957	10,612,061
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5169 Class TP, 2.5% 6/25/2049	2,858,419	2,492,450
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5175 Class CB, 2.5% 4/25/2050	10,614,674	9,120,943
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5178 Class CT, 2% 11/25/2040	1,910,290	1,683,321
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5178 Class TP, 2.5% 4/25/2049	6,961,252	6,087,319
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5180 Class KA, 2.5% 10/25/2047	2,088,246	1,872,256
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5182 Class A, 2.5% 10/25/2048	14,454,893	12,618,870
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class DA, 2.5% 5/25/2049	2,285,427	1,996,720
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class TP, 2.5% 5/25/2049	4,882,187	4,266,065
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class BA, 2.5% 11/25/2047	2,077,454	1,861,243
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class CA, 2.5% 5/25/2049	4,093,760	3,576,217
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5191 Class CA, 2.5% 4/25/2050	2,519,415	2,170,896
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5196 Class ME, 1.75% 2/25/2052	118,674	104,308
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class A, 2.5% 6/25/2049	4,093,786	3,576,228
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class DA, 2.5% 11/25/2047	1,574,660	1,412,104
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047	6,917,459	6,240,725
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5199 Class PH, 2.25% 3/25/2052	227,875	195,942
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5200 Class C, 3% 5/25/2048	9,438,239	8,650,859
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5201 Class EB, 3% 2/25/2048	306,788	283,231
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class AG, 3% 1/25/2049	2,123,503	1,940,406
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class BC, 3% 5/25/2048	8,409,582	7,723,561
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class LB, 2.5% 10/25/2047	1,688,327	1,515,986
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class UA, 3% 4/25/2050	3,124,347	2,805,838
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5209 Class EA, 3% 8/25/2050	42,355	38,013
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5209 Class EJ, 3% 8/25/2050	42,355	38,013
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5210 Class TA, 3.5% 11/25/2046	2,798,861	2,636,000
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5213 Class AH, 2.25% 4/25/2037	6,184,344	5,786,003
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5214 Class CB, 3.25% 4/25/2052	77,234	72,412
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5236 Class P, 5% 4/25/2048	2,873,080	2,863,722
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5237 Class FP, U.S. 30-Day Avg. SOFR Index + 0.55%, 4.1932% 7/25/2052 (b)(c)	12,470,116	12,317,679
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5250 Class FA, U.S. 30-Day Avg. SOFR Index + 0.67%, 4.3132% 8/25/2052 (b)(c)	3,292,168	3,256,033
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5254 Class FG, U.S. 30-Day Avg. SOFR Index + 0.75%, 4.3932% 9/25/2052 (b)(c)	5,494,192	5,418,469
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5255 Class FA, U.S. 30-Day Avg. SOFR Index + 0.7%, 4.3432% 9/25/2052 (b)(c)	3,472,775	3,422,183
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5256 Class FA, U.S. 30-Day Avg. SOFR Index + 0.65%, 4.2932% 9/25/2052 (b)(c)	2,392,543	2,368,303
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5266 Class CD, 4.5% 10/25/2044	6,189,644	6,139,732
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-5330 Class FA, U.S. 30-Day Avg. SOFR Index + 1.05%, 4.6932% 8/25/2053 (b)(c)	18,524,842	18,570,218
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-5354 Class FC, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.0932% 10/25/2053 (b)(c)	54,338	55,234
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5425 Class FK, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8432% 6/25/2054 (b)(c)	12,573,870	12,654,363
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5459 Class FD, U.S. 30-Day Avg. SOFR Index + 1%, 4.6432% 10/25/2054 (b)(c)	3,675,467	3,688,644
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5476 Class FB, U.S. 30-Day Avg. SOFR Index + 1.1%, 4.7432% 11/25/2054 (b)(c)	6,364,869	6,396,487
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class NF, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.7932% 2/25/2055 (b)(c)	4,135,678	4,152,563
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class WF, U.S. 30-Day Avg. SOFR Index + 1.2%, 4.8432% 2/25/2055 (b)(c)	2,908,711	2,903,542
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class FV, U.S. 30-Day Avg. SOFR Index + 1.25%, 4.8932% 10/25/2054 (b)(c)	5,423,828	5,450,562
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5509 Class FB, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.7932% 2/25/2055 (b)(c)	50,812	50,989
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5517 Class HF, U.S. 30-Day Avg. SOFR Index + 1.35%, 4.9932% 3/25/2055 (b)(c)	106,374	107,168
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5529 Class CF, U.S. 30-Day Avg. SOFR Index + 1.05%, 4.6932% 4/25/2055 (b)(c)	17,030,902	17,023,178
Freddie Mac Non Gold Pool Series 1998-2095 Class PE, 6% 11/15/2028	49,341	49,840
Freddie Mac Non Gold Pool Series 1998-2101 Class PD, 6% 11/15/2028	4,608	4,654
Freddie Mac Non Gold Pool Series 1998-2104 Class PG, 6% 12/15/2028	1,082	1,094
Freddie Mac Non Gold Pool Series 1999-2114 Class ZM, 6% 1/15/2029	512	517
Freddie Mac Non Gold Pool Series 1999-2162 Class PH, 6% 6/15/2029	7,392	7,454
Freddie Mac Non Gold Pool Series 2006-3225 Class EO, 0% 10/15/2036 (m)	118,906	98,109
Ginnie Mae Mortgage pass-thru certificates Series 2010-H10 Class FA, CME Term SOFR 1 month Index + 0.4445%, 4.1879% 5/20/2060 (b)(c)(n)	218,176	217,355
Ginnie Mae Mortgage pass-thru certificates Series 2010-H19 Class FG, CME Term SOFR 1 month Index + 0.4145%, 4.0819% 8/20/2060 (b)(c)(n)	105,330	104,840
Ginnie Mae Mortgage pass-thru certificates Series 2010-H27 Class FA, CME Term SOFR 1 month Index + 0.38%, 4.1619% 12/20/2060 (b)(c)(n)	313,652	312,782
Ginnie Mae Mortgage pass-thru certificates Series 2011-H05 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.2819% 12/20/2060 (b)(c)(n)	230,893	230,599
Ginnie Mae Mortgage pass-thru certificates Series 2011-H07 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.2819% 2/20/2061 (b)(c)(n)	262,369	262,005
Ginnie Mae Mortgage pass-thru certificates Series 2011-H12 Class FA, CME Term SOFR 1 month Index + 0.6045%, 4.2719% 2/20/2061 (b)(c)(n)	311,433	310,944
Ginnie Mae Mortgage pass-thru certificates Series 2011-H13 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.2819% 4/20/2061 (b)(c)(n)	180,044	179,851
Ginnie Mae Mortgage pass-thru certificates Series 2011-H14 Class FB, CME Term SOFR 1 month Index + 0.6145%, 4.2819% 5/20/2061 (b)(c)(n)	375,337	374,840
Ginnie Mae Mortgage pass-thru certificates Series 2011-H14 Class FC, CME Term SOFR 1 month Index + 0.6145%, 4.2819% 5/20/2061 (b)(c)(n)	220,168	219,877
Ginnie Mae Mortgage pass-thru certificates Series 2011-H17 Class FA, CME Term SOFR 1 month Index + 0.6445%, 4.3119% 6/20/2061 (b)(c)(n)	221,925	221,743
Ginnie Mae Mortgage pass-thru certificates Series 2011-H20 Class FA, CME Term SOFR 1 month Index + 0.6645%, 4.3319% 9/20/2061 (b)(c)(n)	46,672	46,647
Ginnie Mae Mortgage pass-thru certificates Series 2011-H21 Class FA, CME Term SOFR 1 month Index + 0.7145%, 4.3819% 10/20/2061 (b)(c)(n)	293,828	293,909
Ginnie Mae Mortgage pass-thru certificates Series 2012-H01 Class FA, CME Term SOFR 1 month Index + 0.8145%, 4.4819% 11/20/2061 (b)(c)(n)	273,635	273,940
Ginnie Mae Mortgage pass-thru certificates Series 2012-H03 Class FA, CME Term SOFR 1 month Index + 0.8145%, 4.4819% 1/20/2062 (b)(c)(n)	146,279	146,553
Ginnie Mae Mortgage pass-thru certificates Series 2012-H06 Class FA, CME Term SOFR 1 month Index + 0.7445%, 4.4119% 1/20/2062 (b)(c)(n)	290,182	290,414
Ginnie Mae Mortgage pass-thru certificates Series 2012-H07 Class FA, CME Term SOFR 1 month Index + 0.7445%, 4.4119% 3/20/2062 (b)(c)(n)	197,878	198,030
Ginnie Mae Mortgage pass-thru certificates Series 2012-H21 Class DF, CME Term SOFR 1 month Index + 0.7645%, 4.4319% 5/20/2061 (b)(c)(n)	1,458	1,457
Ginnie Mae Mortgage pass-thru certificates Series 2012-H23 Class WA, CME Term SOFR 1 month Index + 0.6345%, 4.3019% 10/20/2062 (b)(c)(n)	40,714	40,671
Ginnie Mae Mortgage pass-thru certificates Series 2013-H07 Class BA, CME Term SOFR 1 month Index + 0.36%, 4.1419% 3/20/2063 (b)(c)(n)	70,605	70,365
Ginnie Mae Mortgage pass-thru certificates Series 2014-H03 Class FA, CME Term SOFR 1 month Index + 0.7145%, 4.3819% 1/20/2064 (b)(c)(n)	169,377	169,412
Ginnie Mae Mortgage pass-thru certificates Series 2014-H05 Class FB, CME Term SOFR 1 month Index + 0.7145%, 4.3819% 12/20/2063 (b)(c)(n)	330,880	330,951
Ginnie Mae Mortgage pass-thru certificates Series 2014-H11 Class BA, CME Term SOFR 1 month Index + 0.6145%, 4.2819% 6/20/2064 (b)(c)(n)	184,246	184,050
Ginnie Mae Mortgage pass-thru certificates Series 2015-H13 Class FL, CME Term SOFR 1 month Index + 0.3945%, 4.0619% 5/20/2063 (b)(c)(n)	8,850	8,748
Ginnie Mae Mortgage pass-thru certificates Series 2015-H13 Class HA, 2.5% 8/20/2064 (n)	14,002	13,150
Ginnie Mae Mortgage pass-thru certificates Series 2015-H19 Class FA, CME Term SOFR 1 month Index + 0.3145%, 3.9819% 4/20/2063 (b)(c)(n)	17,224	17,099
Ginnie Mae Mortgage pass-thru certificates Series 2016-H13 Class FB, 1 year U.S. Treasury Index + 0.5%, 4.49% 5/20/2066 (b)(c)(n)	43,073	43,094
Ginnie Mae Mortgage pass-thru certificates Series 2016-H20 Class FM, CME Term SOFR 1 month Index + 0.5145%, 4.1819% 12/20/2062 (b)(c)(n)	2,253	2,244
Ginnie Mae Mortgage pass-thru certificates Series 2017-134 Class BA, 2.5% 11/20/2046	1,840,650	1,651,643
Ginnie Mae Mortgage pass-thru certificates Series 2017-H06 Class FA, 1 year U.S. Treasury Index + 0.35%, 4.34% 8/20/2066 (b)(c)(n)	569,682	568,826
Ginnie Mae REMIC pass-thru certificates Series 2004-24 Class ZM, 5% 4/20/2034	547,694	547,653
Ginnie Mae REMIC pass-thru certificates Series 2004-32 Class GS, 6.3855% - CME Term SOFR 1 month Index 2.7463% 5/16/2034 (c)(l)	109,215	4,241
Ginnie Mae REMIC pass-thru certificates Series 2004-73 Class AL, 7.0855% - CME Term SOFR 1 month Index 3.4463% 8/17/2034 (c)(l)	118,293	8,215
Ginnie Mae REMIC pass-thru certificates Series 2007-35 Class SC, CME Term SOFR 1 month Index x 39.5131%, 17.6779% 6/16/2037 (b)(c)	2,449	2,624
Ginnie Mae REMIC pass-thru certificates Series 2007-37 Class TS, 6.5755% - CME Term SOFR 1 month Index 2.9363% 6/16/2037 (c)(l)	215,562	13,505
Ginnie Mae REMIC pass-thru certificates Series 2010-116 Class QB, 4% 9/16/2040	888,969	849,258
Ginnie Mae REMIC pass-thru certificates Series 2010-160 Class DY, 4% 12/20/2040	3,909,045	3,733,492
Ginnie Mae REMIC pass-thru certificates Series 2010-170 Class B, 4% 12/20/2040	864,823	825,757
Ginnie Mae REMIC pass-thru certificates Series 2010-H03 Class FA, CME Term SOFR 1 month Index + 0.6645%, 4.4079% 3/20/2060 (b)(c)(n)	621,828	621,511
Ginnie Mae REMIC pass-thru certificates Series 2011-136 Class WI, 4.5% 5/20/2040 (l)	23,554	385
Ginnie Mae REMIC pass-thru certificates Series 2011-52 Class HI, 7% 4/16/2041 (l)	20,005	1,819
Ginnie Mae REMIC pass-thru certificates Series 2011-94 Class SA, 5.9855% - CME Term SOFR 1 month Index 2.3331% 7/20/2041 (c)(l)	374,883	27,765
Ginnie Mae REMIC pass-thru certificates Series 2012-98 Class FA, CME Term SOFR 1 month Index + 0.5145%, 4.1669% 8/20/2042 (b)(c)	135,664	133,975
Ginnie Mae REMIC pass-thru certificates Series 2013-149 Class MA, 2.5% 5/20/2040	501,887	498,942
Ginnie Mae REMIC pass-thru certificates Series 2014-2 Class BA, 3% 1/20/2044	6,569,080	5,941,409
Ginnie Mae REMIC pass-thru certificates Series 2014-21 Class HA, 3% 2/20/2044	2,532,776	2,299,938
Ginnie Mae REMIC pass-thru certificates Series 2014-25 Class HC, 3% 2/20/2044	4,221,157	3,785,280
Ginnie Mae REMIC pass-thru certificates Series 2014-5 Class A, 3% 1/20/2044	3,449,964	3,124,923
Ginnie Mae REMIC pass-thru certificates Series 2016-69 Class WA, 3% 2/20/2046	3,141,857	2,876,821
Ginnie Mae REMIC pass-thru certificates Series 2017-139 Class BA, 3% 9/20/2047	6,875,102	6,167,829
Ginnie Mae REMIC pass-thru certificates Series 2017-153 Class GA, 3% 9/20/2047	3,697,645	3,296,344
Ginnie Mae REMIC pass-thru certificates Series 2017-182 Class KA, 3% 10/20/2047	3,010,667	2,695,890
Ginnie Mae REMIC pass-thru certificates Series 2017-186 Class HK, 3% 11/16/2045	416,293	378,074
Ginnie Mae REMIC pass-thru certificates Series 2018-13 Class Q, 3% 4/20/2047	3,306,011	3,055,288
Ginnie Mae REMIC pass-thru certificates Series 2019-11 Class F, CME Term SOFR 1 month Index + 0.5145%, 4.1669% 1/20/2049 (b)(c)	3,285,503	3,280,461
Ginnie Mae REMIC pass-thru certificates Series 2019-128 Class FH, CME Term SOFR 1 month Index + 0.6145%, 4.2669% 10/20/2049 (b)(c)	1,446,766	1,426,628
Ginnie Mae REMIC pass-thru certificates Series 2019-23 Class NF, CME Term SOFR 1 month Index + 0.5645%, 4.2169% 2/20/2049 (b)(c)	2,780,548	2,749,639
Ginnie Mae REMIC Trust Series 2015-H17 Class GZ, 4.143% 5/20/2065 (c)(n)	277,722	269,613
GS Mortgage-Backed Securities Trust Series 2024-RPL4 Class A1, 3.9% 9/25/2061 (j)(o)	1,205,769	1,186,331
J P Morgan Mortgage Trust Series 2026-NQX1 Class A1, 5.5% 7/25/2066 (c)(j)	6,818,664	6,778,654
JP Morgan Mortgage Trust Series 2025-NQM2 Class A1, 5.567% 9/25/2065 (c)(j)	4,067,597	4,061,282
MFA Trust Series 2022-RPL1 Class A1, 3.3% 8/25/2061 (j)	62,606	57,750
MFRA Trust Series 2024-RPL1 Class A1, 4.25% 2/25/2066 (c)(j)	3,962,866	3,723,041
Morgan Stanley Residential Mortgage Loan Trust Series 2025-NQM3 Class A1, 5.53% 5/25/2070 (c)(j)	3,974,268	3,966,363
Morgan Stanley Residential Mortgage Loan Trust Series 2026-NQM3 Class A1FC, 5.134% 3/25/2071 (c)(j)	1,820,521	1,808,986
New Residential Mortgage Loan Trust Series 2019-1A Class A1B, 3.5% 10/25/2059 (j)	7,528,303	6,919,795
New Residential Mortgage Loan Trust Series 2025-NQM7 Class A1FC, 4.949% 10/26/2065 (c)(j)	3,852,354	3,818,591
NYMT Loan Trust Series 2021-CP1 Class A1, 2.0424% 7/25/2061 (j)	2,611,300	2,436,101
NYMT Loan Trust Series 2024-CP1 Class A1, 3.75% 2/25/2068 (j)	4,995,504	4,554,059
OBX Trust Series 2025-NQM10 Class A1, 5.453% 5/25/2065 (j)(o)	3,149,285	3,140,043
OBX Trust Series 2025-NQM14 Class A1, 5.162% 7/25/2065 (j)(o)	2,548,506	2,529,476
OBX Trust Series 2026-R2 Class A1FC, 5.364% 3/25/2063 (c)(j)	8,329,371	8,277,289
Ocwen Loan Investment Trust Series 2024-HB1 Class A, 3% 2/25/2037 (j)	725,864	720,405
Olit Series 2025-HB1 Class A, 3% 6/25/2038 (c)(j)	8,937,109	8,761,690
Olit Series 2025-HB2 Class A, 3% 11/25/2038 (c)(j)	4,296,974	4,199,115
Olit Series 2026-HB3 Class A, 3% 6/25/2039 (c)(j)	6,424,107	6,292,409
Onity Loan Investment Trust 2024-Hb2 Series 2024-HB2 Class A, 5% 8/25/2037 (j)	1,722,893	1,722,629
Onslow Bay Financial LLC Series 2025-NQM20 Class A1, 5.021% 10/25/2065 (c)(j)	9,658,380	9,542,136
Onslow Bay Financial Series 2026-R3 Class A1FC, 5.731% 7/25/2063 (j)(o)	156,613	156,903
Preston Ridge Partners Mortgage Series 2025-RCF1 Class A1, 4.845% 1/25/2056 (c)(j)	92,638	90,924
PRET Series 2025-RPL3 Class A1, 4.15% 4/25/2065 (j)(o)	6,715,466	6,489,991
PRET Trust Series 2024-RPL1 Class A1, 3.9% 10/25/2063 (j)	8,290,145	7,748,710
PRPM Trust Series 2025-RCF3 Class A1, 5.25% 7/25/2055 (c)(j)	3,367,274	3,357,378
PRPM LLC Series 2024-RCF4 Class A1, 4% 7/25/2054 (j)	2,038,875	2,009,221
PRPM LLC Series 2024-RPL2 Class A1, 3.5% 5/25/2054 (c)(j)	9,203,209	8,931,771
PRPM LLC Series 2024-RPL4 Class A1, 4% 12/25/2054 (j)(o)	2,435,856	2,359,463
Prpm LLC Series 2025-RCF5 Class A1, 4.839% 10/25/2055 (j)	100,179	99,450
PRPM LLC Series 2026-RCF5 Class A1, 5.56% 8/25/2056 (j)(o)	6,800,000	6,780,614
PRPM Series 2026-RCF4 Class A1, 5.25% 6/25/2056 (j)(o)	4,328,628	4,284,291
PRPM Trust Series 2026-RCF3 Class A1, 5.25% 5/25/2056 (j)	3,013,775	2,983,771
RCO IX Mortgage LLC Series 2026-2 Class A1, 5.7646% 5/25/2031 (c)(j)	8,533,626	8,546,449
Rco Mortgage LLC Series 2026-1 Class A1, 5.5358% 3/25/2031 (c)(j)	6,140,778	6,113,216
RMF Buyout Issuance Trust Series 2020-HB1 Class A1, 1.7188% 10/25/2050 (j)	2,823,214	2,647,500
Sequoia Mortgage Trust Series 2004-6 Class A3B, CME Term SOFR 6 month Index + 1.3083%, 5.0516% 7/20/2034 (b)(c)	2,543	2,376
Thornburg Mortgage Securities Trust Series 2003-4 Class A1, CME Term SOFR 1 month Index + 0.7545%, 4.4218% 9/25/2043 (b)(c)	50,129	48,975
Towd Point Mortgage Trust Series 2021-1 Class A1, 2.25% 11/25/2061 (c)(j)	120,816	112,352
Towd Point Mortgage Trust Series 2022-1 Class A1, 3.75% 7/25/2062 (j)	12,069,787	11,235,691
Verus Securitization Trust Series 2025-5 Class A1, 5.427% 6/25/2070 (c)(j)	4,115,342	4,101,919
Verus Securitization Trust Series 2025-6 Class A1, 5.417% 7/25/2070 (j)(o)	12,682,350	12,636,994
Verus Securitization Trust Series 2026-2 Class A1FC, 4.507% 2/25/2071 (j)(o)	187,496	184,530
Verus Securitization Trust Series 2026-5 Class A1FC, 5.362% 5/25/2071 (c)(j)	3,403,756	3,390,552
Verus Securitization Trust Series 2026-R4 Class A1, 5.275% 12/27/2067 (c)(j)	12,613,127	12,465,278
Verus Series 2026-R3 Class A1FC, 5.19% 2/27/2068 (c)(j)	2,603,918	2,579,975
Wells Fargo Mortgage Backed Securities Trust Series 2003-I Class A1, 6.0724% 9/25/2033 (c)	5,481	5,459
TOTAL UNITED STATES		794,531,789
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $797,341,746)		794,531,789

Commercial Mortgage Securities - 5.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 5.3%
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 5.3816% 6/15/2040 (b)(c)(j)	18,196,000	18,286,980
ARES Commercial Mortgage Trust Series 2026-RTL Class A, CME Term SOFR 1 month Index + 1.3%, 4.85% 8/15/2043 (b)(c)(j)	8,691,000	8,701,864
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (j)	15,654,512	15,561,252
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class BNM, 3.465% 11/5/2032 (j)	3,815,000	3,725,510
BANK Series 2017-BNK5 Class A5, 3.39% 6/15/2060	64,000	63,345
BANK Series 2018-BN10 Class A4, 3.428% 2/15/2061	24,551	24,128
BANK Series 2018-BN11 Class A2, 3.784% 3/15/2061	23,603	23,213
BANK Series 2019-BN20 Class ASB, 2.933% 9/15/2062	492,447	478,609
BANK Series 2019-BN21 Class A5, 2.851% 10/17/2052	26,963,000	25,250,100
BANK Series 2019-BN23 Class ASB, 2.846% 12/15/2052	1,526,970	1,480,940
BANK Series 2020-BN25 Class XB, 0.4359% 1/15/2063 (c)(l)	27,800,000	407,832
BANK Series 2021-BN33 Class XA, 1.0891% 5/15/2064 (c)(l)	13,164,308	443,113
BANK Series 2022-BNK44 Class A5, 5.923% 11/15/2055 (c)	96,000	98,370
BANK5 Series 2025-5YR16 Class XB, 0.5537% 8/15/2063 (c)(l)	40,100,000	612,135
BANK5 Series 2025-5YR19 Class XB, 0.5997% 12/15/2058 (c)(l)	18,500,000	459,707
BANK5 Series 2026-5YR21 Class A3, 5.525% 4/15/2059	10,000,000	10,120,362
Barings Issuer LLC Series 2026-SBP Class A, 4.82% 2/26/2059 (j)	27,862,871	27,405,201
Bayview Commercial Asset Trust Series 2005-3A Class A2, CME Term SOFR 1 month Index + 0.7145%, 4.3818% 11/25/2035 (b)(c)(j)	8,819	8,629
Bayview Commercial Asset Trust Series 2005-4A Class A2, CME Term SOFR 1 month Index + 0.6995%, 4.3668% 1/25/2036 (b)(c)(j)	20,519	19,712
Bayview Commercial Asset Trust Series 2005-4A Class M1, CME Term SOFR 1 month Index + 0.7895%, 4.4568% 1/25/2036 (b)(c)(j)	6,619	6,392
Bayview Commercial Asset Trust Series 2006-4A Class A2, CME Term SOFR 1 month Index + 0.5195%, 4.1868% 12/25/2036 (b)(c)(j)	42,185	40,553
Bayview Commercial Asset Trust Series 2007-1 Class A2, CME Term SOFR 1 month Index + 0.5195%, 4.1868% 3/25/2037 (b)(c)(j)	10,259	9,776
Bayview Commercial Asset Trust Series 2007-2A Class A1, CME Term SOFR 1 month Index + 0.3845%, 4.1868% 7/25/2037 (b)(c)(j)	36,961	34,554
Bayview Commercial Asset Trust Series 2007-2A Class A2, CME Term SOFR 1 month Index + 0.4345%, 4.2618% 7/25/2037 (b)(c)(j)	34,646	32,347
Bayview Commercial Asset Trust Series 2007-2A Class M1, CME Term SOFR 1 month Index + 0.4845%, 4.3368% 7/25/2037 (b)(c)(j)	11,824	10,994
Bayview Commercial Asset Trust Series 2007-3 Class A2, CME Term SOFR 1 month Index + 0.5495%, 4.2168% 7/25/2037 (b)(c)(j)	12,209	11,552
Bayview Commercial Asset Trust Series 2007-3 Class M1, CME Term SOFR 1 month Index + 0.5795%, 4.2468% 7/25/2037 (b)(c)(j)	6,477	6,038
Bayview Commercial Asset Trust Series 2007-3 Class M2, CME Term SOFR 1 month Index + 0.6245%, 4.2918% 7/25/2037 (b)(c)(j)	6,935	6,405
Bayview Commercial Asset Trust Series 2007-3 Class M3, CME Term SOFR 1 month Index + 0.6695%, 4.3368% 7/25/2037 (b)(c)(j)	11,120	10,374
Bayview Commercial Asset Trust Series 2007-3 Class M4, CME Term SOFR 1 month Index + 0.8645%, 4.5318% 7/25/2037 (b)(c)(j)	17,539	16,341
Bayview Commercial Asset Trust Series 2007-3 Class M5, CME Term SOFR 1 month Index + 1.0145%, 4.6818% 7/25/2037 (b)(c)(j)	15,426	14,495
BBCMS Mortgage Trust Series 2023-C19 Class A5, 5.451% 4/15/2056	139,000	139,146
BBCMS Mortgage Trust Series 2023-C21 Class A3, 6.2964% 9/15/2056 (c)	26,000	26,545
BBCMS Mortgage Trust Series 2026-5C41 Class A3, 5.438% 5/15/2069	10,300,000	10,400,846
Benchmark Mortgage Trust Series 2018-B1 Class ASB, 3.602% 1/15/2051	10,044	9,978
Benchmark Mortgage Trust Series 2018-B2 Class ASB, 3.7802% 2/15/2051	6,895	6,867
Benchmark Mortgage Trust Series 2018-B4 Class A5, 4.121% 7/15/2051	3,988,000	3,919,544
Benchmark Mortgage Trust Series 2018-B8 Class A5, 4.2317% 1/15/2052	49,694,000	48,595,440
Benchmark Mortgage Trust Series 2019-B10 Class A4, 3.717% 3/15/2062	6,682,000	6,459,597
Benchmark Mortgage Trust Series 2019-B13 Class A4, 2.952% 8/15/2057	25,034,000	23,483,837
Benchmark Mortgage Trust Series 2019-B14 Class XA, 0.7526% 12/15/2062 (c)(l)	127,105,353	2,047,362
Benchmark Mortgage Trust Series 2020-B17 Class XA, 1.3818% 3/15/2053 (c)(l)	108,977,314	3,773,111
Benchmark Mortgage Trust Series 2020-B18 Class XA, 1.7462% 7/15/2053 (c)(l)	110,643	5,298
Benchmark Mortgage Trust Series 2024-V9 Class A3, 5.6019% 8/15/2057	96,000	97,018
Benchmark Mortgage Trust Series 2025-V18 Class XB, 0.4196% 10/15/2058 (c)(j)(l)	2,957,000	52,310
Benchmark Mortgage Trust Series 2026-V20 Class A3, 5.184% 2/15/2059	320,000	319,474
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 4.9814% 3/15/2041 (b)(c)(j)(k)	11,565,939	11,580,396
BMO Mortgage Trust Series 2022-C3 Class ASB, 5.3249% 9/15/2054 (c)	53,000	53,502
BMO Mortgage Trust Series 2025-5C13 Class A2, 4.7355% 12/15/2058	6,849,000	6,727,097
BMP Commercial Mortgage Trust Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 5.0111% 6/15/2041 (b)(c)(j)	19,969,000	19,981,429
BMP Commercial Mortgage Trust Series 2024-MF23 Class B, CME Term SOFR 1 month Index + 1.6416%, 5.2808% 6/15/2041 (b)(c)(j)	9,859,000	9,859,000
BMP Commercial Mortgage Trust Series 2024-MF23 Class C, CME Term SOFR 1 month Index + 1.8413%, 5.4805% 6/15/2041 (b)(c)(j)	6,971,000	6,973,178
Bridge Commercial Mortgage Trust Series 2026-MF Class A, CME Term SOFR 1 month Index + 1.25%, 4.8892% 6/15/2039 (b)(c)(j)	8,617,000	8,627,771
BX 2019 Trust Series 2019-OC11 Class A, 3.202% 12/9/2041 (j)	75,000	70,462
BX 2025-DIME Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 4.7892% 2/15/2035 (b)(c)(j)	27,307,000	27,237,108
BX 2025-ROIC Trust Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 4.783% 3/15/2030 (b)(c)(j)(k)	71,595,803	71,461,898
BX 2025-ROIC Trust Series 2025-ROIC Class B, CME Term SOFR 1 month Index + 1.3935%, 5.0327% 3/15/2030 (b)(c)(j)	10,447,340	10,421,222
BX 2025-ROIC Trust Series 2025-ROIC Class C, CME Term SOFR 1 month Index + 1.69%, 5.1825% 3/15/2030 (b)(c)(j)	14,717,660	14,703,994
BX Commercial Mortgage 2025 Trust Series 2025-SPOT Class A, CME Term SOFR 1 month Index + 1.4434%, 5.0826% 4/15/2040 (b)(c)(j)	49,975,014	50,037,483
BX Commercial Mortgage Trust Series 2019-IMC Class A, CME Term SOFR 1 month Index + 1.0463%, 4.6853% 4/15/2034 (b)(c)(j)	15,288,935	15,213,173
BX Commercial Mortgage Trust Series 2019-IMC Class B, CME Term SOFR 1 month Index + 1.3463%, 4.9853% 4/15/2034 (b)(c)(j)	16,075,000	15,880,713
BX Commercial Mortgage Trust Series 2019-IMC Class C, CME Term SOFR 1 month Index + 1.6463%, 5.2853% 4/15/2034 (b)(c)(j)	10,627,000	10,460,713
BX Commercial Mortgage Trust Series 2019-IMC Class D, CME Term SOFR 1 month Index + 1.9463%, 5.5853% 4/15/2034 (b)(c)(j)	11,156,000	10,875,453
BX Commercial Mortgage Trust Series 2022-IND Class A, CME Term SOFR 1 month Index + 1.491%, 5.1302% 4/15/2037 (b)(c)(j)(k)	4,537,936	4,539,354
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 4.932% 12/15/2039 (b)(c)(j)	9,474,645	9,492,410
BX Commercial Mortgage Trust Series 2024-MDHS Class A, 5.2805% 5/15/2041 (c)(j)	27,232,314	27,274,865
BX Commercial Mortgage Trust Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 5.0309% 3/15/2041 (b)(c)(j)	40,702,387	40,791,423
BX Commercial Mortgage Trust Series 2026-XL6 Class A, CME Term SOFR 1 month Index + 1.2%, 4.8392% 3/15/2043 (b)(c)(j)	32,763,546	32,784,024
BX Commercial Mortgage Trust Series 2026-XL6 Class B, CME Term SOFR 1 month Index + 1.45%, 5.0892% 3/15/2043 (b)(c)(j)(k)	4,327,924	4,338,744
BX Series 2026-ORBT Class A, 5.0392% 7/15/2043 (c)(j)	34,281,000	34,366,703
BX Trust Series 2021-ACNT Class B, CME Term SOFR 1 month Index + 1.3645%, 5.0035% 11/15/2038 (b)(c)(j)(k)	3,931,902	3,931,902
BX Trust Series 2022-IND Class B, CME Term SOFR 1 month Index + 1.94%, 5.5792% 4/15/2037 (b)(c)(j)(k)	15,775,200	15,785,060
BX Trust Series 2022-IND Class C, CME Term SOFR 1 month Index + 2.29%, 5.9292% 4/15/2037 (b)(c)(j)(k)	3,559,500	3,562,837
BX Trust Series 2022-IND Class D, CME Term SOFR 1 month Index + 2.839%, 6.4782% 4/15/2037 (b)(c)(j)	2,980,600	2,986,138
BX Trust Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.0811% 4/15/2041 (b)(c)(j)	35,765,605	35,821,489
BX Trust Series 2024-CNYN Class B, CME Term SOFR 1 month Index + 1.6915%, 5.3307% 4/15/2041 (b)(c)(j)	5,947,900	5,962,770
BX Trust Series 2024-CNYN Class C, CME Term SOFR 1 month Index + 1.9412%, 5.5804% 4/15/2041 (b)(c)(j)(k)	4,937,800	4,950,144
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.0812% 2/15/2039 (b)(c)(j)(k)	24,252,103	24,297,576
BX Trust Series 2024-XL4 Class B, CME Term SOFR 1 month Index + 1.7915%, 5.4307% 2/15/2039 (b)(c)(j)	3,128,300	3,136,120
BX Trust Series 2024-XL5 Class B, CME Term SOFR 1 month Index + 1.6912%, 5.3304% 3/15/2041 (b)(c)(j)	10,001,600	10,023,479
BX Trust Series 2024-XL5 Class C, CME Term SOFR 1 month Index + 1.9409%, 5.5801% 3/15/2041 (b)(c)(j)	13,277,600	13,327,391
BX Trust Series 2025-TAIL Class A, CME Term SOFR 1 month Index + 1.4%, 5.0392% 6/15/2035 (b)(c)(j)	9,529,000	9,546,867
BX Trust Series 2026-ALOHA Class A, 4.9892% 4/15/2043 (c)(j)	32,209,000	32,289,523
BX Trust Series 2026-CIP Class A, CME Term SOFR 1 month Index + 1.2%, 4.8392% 5/15/2038 (b)(c)(j)	25,713,245	25,745,386
BX Trust Series 2026-LBTY Class A, CME Term SOFR 1 month Index + 1.25%, 4.9% 8/15/2048 (b)(c)(j)	16,871,000	16,881,544
BX Trust Series 2026-LP3 Class A, 5.0192% 4/15/2043 (c)(j)	39,248,982	39,371,635
CCUBS Commercial Mortgage Trust Series 2017-C1 Class ASB, 3.462% 11/15/2050	2,064	2,051
CD Mortgage Trust Series 2017-CD5 Class AAB, 3.22% 8/15/2050	304,174	302,798
CD Mortgage Trust Series 2017-CD6 Class ASB, 3.332% 11/13/2050	37,883	37,646
Cent Trust Series 2025-CITY Class A, 4.92% 7/10/2040 (c)(j)	22,473,000	22,226,943
Cent Trust Series 2025-CITY Class X, 0.2082% 7/10/2040 (j)(l)	211,732,000	1,172,297
CF Hippolyta Issuer LLC Series 2021-1A Class A1, 1.53% 3/15/2061 (j)	50,572,455	38,170,673
CFCRE Commercial Mortgage Trust Series 2016-C7 Class A2, 3.5853% 12/10/2054	10,165,113	10,134,167
CFCRE Commercial Mortgage Trust Series 2017-C8 Class A3, 3.3048% 6/15/2050	63,746	63,338
CGMS Commercial Mortgage Trust Series 2017-B1 Class A3, 3.197% 8/15/2050	4,297,043	4,244,619
Citigroup Commercial Mortgage Trust Series 2016-P6 Class XA, 0.5475% 12/10/2049 (c)(l)	1,770,054	18
Citigroup Commercial Mortgage Trust Series 2017-C4 Class A4, 3.471% 10/12/2050	46,000	45,389
Citigroup Commercial Mortgage Trust Series 2019-GC41 Class XA, 1.0042% 8/10/2056 (c)(l)	13,620,932	323,486
Computershare Corporate Trust Series 2018-C48 Class A5, 4.302% 1/15/2052	12,901,000	12,694,656
CSAIL Commercial Mortgage Trust Series 2018-CX12 Class A3, 3.9585% 8/15/2051	4,890,000	4,815,786
CSTL Commercial Mortgage Trust Series 2026-GATE3 Class A, 4.6945% 2/10/2043 (c)(j)	8,000,000	7,807,387
D2-Natixis Multifamily Series 2026-M1 Class A2, 5.2298% 8/15/2059	16,434,000	16,321,355
DBJPM Mortgage Trust Series 2017-C6 Class ASB, 3.121% 6/10/2050	8,423	8,389
DTP Commercial Mortgage Trust Series 2023-STE2 Class A, 5.8433% 1/15/2041 (c)(j)	6,955,000	6,965,423
ELP Series 2025-ELP Class A, 4.7573% 11/13/2042 (c)(j)	16,670,000	16,271,692
EQT Trust Series 2026-IND1 Class A, CME Term SOFR 1 month Index + 1.3%, 4.8392% 7/15/2041 (b)(c)(j)	22,950,000	22,978,688
Extended Stay America Trust Series 2025-ESH Class A, CME Term SOFR 1 month Index + 1.3%, 4.9392% 10/15/2042 (b)(c)(j)	47,786,216	47,875,815
Extended Stay America Trust Series 2025-ESH Class B, CME Term SOFR 1 month Index + 1.6%, 5.2392% 10/15/2042 (b)(c)(j)	8,477,444	8,503,833
Extended Stay America Trust Series 2025-ESH Class C, CME Term SOFR 1 month Index + 1.85%, 5.4892% 10/15/2042 (b)(c)(j)	4,143,148	4,163,863
Extended Stay America Trust Series 2026-ESH2 Class A, CME Term SOFR 1 month Index + 1.2%, 4.8392% 2/15/2043 (b)(c)(j)(k)	41,879,403	41,905,577
Extended Stay America Trust Series 2026-ESH2 Class B, CME Term SOFR 1 month Index + 1.4%, 5.0392% 2/15/2043 (b)(c)(j)(k)	4,293,906	4,304,641
Extended Stay America Trust Series 2026-ESH2 Class C, CME Term SOFR 1 month Index + 1.6%, 5.2392% 2/15/2043 (b)(c)(j)(k)	2,906,327	2,919,042
Fannie Mae Guaranteed REMIC Series 2018-M10 Class A2, 3.3541% 7/25/2028 (c)	774,622	759,793
Fannie Mae Guaranteed REMIC Series 2023-M1S Class A2, 4.6469% 4/25/2033 (c)	20,987	20,540
Fannie Mae Guaranteed REMIC Series 2023-M8 Class A2, 4.6248% 3/25/2033 (c)	43,000	41,989
Fannie Mae Guaranteed REMIC Series 2025-M4 Class A2, 4.389% 8/25/2035	117,000	111,983
Fannie Mae Mortgage pass-thru certificates Series 2018-M13 Class A2, 3.8934% 9/25/2030 (c)	20,901	20,208
Fannie Mae Mortgage pass-thru certificates Series 2025-M2 Class A2, 4.62% 4/25/2030	342,000	339,687
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K068 Class A2, 3.244% 8/25/2027	43,000	42,483
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K069 Class A2, 3.187% 9/25/2027	71,780	70,761
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K070 Class A2, 3.303% 11/25/2027	96,000	94,651
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K071 Class A2, 3.286% 11/25/2027	53,000	52,213
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K073 Class A2, 3.35% 1/25/2028	74,987	73,810
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K074 Class A2, 3.6% 1/25/2028	241,087	237,848
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K076 Class A2, 3.9% 4/25/2028	53,000	52,431
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K081 Class A2, 3.9% 8/25/2028	32,000	31,523
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K083 Class A2, 4.05% 9/25/2028	43,000	42,444
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K740 Class A2, 1.47% 9/25/2027	96,000	93,120
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K135 Class A2, 2.154% 10/25/2031	3,343,000	2,946,830
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K746 Class A2, 2.031% 9/25/2028	96,000	91,158
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K141 Class A2, 2.25% 2/25/2032	448,000	393,878
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-K753 Class A2, 4.4% 10/25/2030	75,000	73,934
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-K521 Class AS, U.S. 30-Day Avg. SOFR Index + 0.52%, 4.1398% 3/25/2029 (b)(c)	13,495,020	13,464,520
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K543 Class A2, 4.329% 6/25/2030 (c)	96,000	94,537
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K544 Class A2, 4.266% 7/25/2030 (c)	4,864,000	4,779,804
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K546 Class A2, 4.361% 5/25/2030 (c)	85,000	83,834
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K546 Class AS, U.S. 30-Day Avg. SOFR Index + 0.53%, 4.1498% 3/25/2030 (b)(c)	202,441	202,216
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K547 Class A2, 4.421% 5/25/2030	171,000	169,070
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K548 Class A2, 4.32% 9/25/2030 (c)	181,000	177,989
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K548 Class AS, U.S. 30-Day Avg. SOFR Index + 0.53%, 4.1498% 7/25/2030 (b)(c)	8,204,672	8,198,851
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K549 Class A2, 4.34% 9/25/2030 (c)	2,021,000	1,987,859
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K551 Class A2, 4.165% 11/25/2030 (c)	4,564,000	4,457,261
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K551 Class AS, 4.1698% 10/25/2030 (c)	11,057,947	11,039,703
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K552 Class AS, U.S. 30-Day Avg. SOFR Index + 0.54%, 4.1598% 10/25/2030 (b)(c)	24,916,878	24,884,316
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K761 Class A2, 4.4% 6/25/2032	149,000	145,632
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K762 Class A2, 4.36% 9/25/2032	181,000	176,300
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K553 Class AS, U.S. 30-Day Avg. SOFR Index + 0.54%, 4.1598% 10/25/2030 (b)(c)	19,311,168	19,286,386
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K554 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1198% 10/25/2030 (b)(c)	29,748,986	29,710,768
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K555 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1198% 11/25/2030 (b)(c)	31,341,896	31,324,009
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K556 Class AS, U.S. 30-Day Avg. SOFR Index + 0.49%, 4.1098% 12/25/2030 (b)(c)	24,672,672	24,646,336
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K557 Class AS, 4.1198% 12/25/2030 (c)	16,075,929	16,075,896
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K558 Class AS, 4.1198% 11/25/2030 (c)	6,489,013	6,486,553
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K559 Class AS, U.S. 30-Day Avg. SOFR Index + 0.52%, 4.1398% 1/25/2031 (b)(c)	21,786,468	21,792,635
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K560 Class AS, 4.1298% 2/25/2031 (c)	25,729,970	25,729,919
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K561 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1198% 3/25/2031 (b)(c)	17,159,368	17,229,638
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K562 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1198% 3/25/2031 (b)(c)	34,985,076	34,995,460
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K563 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1198% 5/25/2031 (b)(c)	10,101,686	10,101,666
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K564 Class AS, U.S. 30-Day Avg. SOFR Index + 0.5%, 4.1198% 5/25/2031 (b)(c)	7,116,000	7,112,960
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K565 Class AS, U.S. 30-Day Avg. SOFR Index + 0.48%, 4.0998% 6/25/2031 (b)(c)	21,799,000	21,798,922
GS Mortgage Securities Trust Series 2015-GC34 Class XA, 0.6344% 10/10/2048 (c)(k)(l)	61,622	40
GS Mortgage Securities Trust Series 2017-GS6 Class A2, 3.164% 5/10/2050	1,725,052	1,711,185
GS Mortgage Securities Trust Series 2018-GS10 Class A4, 3.89% 7/10/2051	342,000	336,855
GS Mortgage Securities Trust Series 2018-GS10 Class A5, 4.155% 7/10/2051	3,621,000	3,573,336
GS Mortgage Securities Trust Series 2018-GS10 Class AAB, 4.106% 7/10/2051	6,997	6,969
GS Mortgage Securities Trust Series 2019-GSA1 Class A4, 3.0479% 11/10/2052	43,000	40,432
GS Mortgage Securities Trust Series 2020-GC45 Class AAB, 2.8428% 2/13/2053	21,317	20,667
GS Mortgage Securities Trust Series 2021-GSA3 Class A4, 2.3689% 12/15/2054	3,100,000	2,710,534
HAVN Trust Series 2025-MOB Class A, CME Term SOFR 1 month Index + 1.7%, 5.3392% 10/15/2035 (b)(c)(j)(k)	5,428,000	5,424,608
Int Commercial Mortgage Trust Series 2025-PLAZA Class A, 5.0415% 11/5/2037 (c)(j)	14,643,000	14,425,620
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class AFX, 4.2475% 7/5/2033 (j)	11,968,000	11,273,737
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class CFX, 4.9498% 7/5/2033 (j)(k)	4,047,000	2,505,457
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class DFX, 5.3503% 7/5/2033 (j)(k)	6,993,000	3,139,088
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class XAFX, 1.116% 7/5/2033 (c)(j)(l)	1,280,000	27,896
JP Morgan Chase Commercial Mortgage Securities Trust Series 2020-NNN Class AFX, 2.8123% 1/16/2037 (j)	72,000	64,799
JPMCC Commercial Mortgage Securities Trust Series 2017-JP6 Class ASB, 3.2829% 7/15/2050	291,157	290,220
JPMDB Commercial Mortgage Securities Trust Series 2017-C5 Class ASB, 3.4919% 3/15/2050	1,641	1,637
JPMDB Commercial Mortgage Securities Trust Series 2018-C8 Class ASB, 4.145% 6/15/2051	33,700	33,563
JPMDB Commercial Mortgage Securities Trust Series 2019-COR6 Class A4, 3.0565% 11/13/2052	8,383,000	7,625,486
JPMDB Commercial Mortgage Securities Trust Series 2020-COR7 Class A5, 2.1798% 5/13/2053	1,100,000	950,215
LBA Trust Series 2026-LBA6 Class A, CME Term SOFR 1 month Index + 1.2%, 4.85% 7/15/2043 (b)(c)(j)	17,816,000	17,816,000
Life Financial Services Trust Series 2022-BMR2 Class A1, CME Term SOFR 1 month Index + 1.2952%, 4.9344% 5/15/2039 (b)(c)(j)	54,000,000	50,827,500
Life Financial Services Trust Series 2022-BMR2 Class B, CME Term SOFR 1 month Index + 1.7939%, 5.4331% 5/15/2039 (b)(c)(j)	37,495,000	32,761,256
Life Financial Services Trust Series 2022-BMR2 Class C, CME Term SOFR 1 month Index + 2.0931%, 5.7323% 5/15/2039 (b)(c)(j)	21,010,000	16,886,788
Life Financial Services Trust Series 2022-BMR2 Class D, CME Term SOFR 1 month Index + 2.5419%, 6.1811% 5/15/2039 (b)(c)(j)(k)	18,672,000	12,113,460
LIFE Mortgage Trust Series 2021-BMR Class C, CME Term SOFR 1 month Index + 1.2145%, 4.8535% 3/15/2038 (b)(c)(j)	648,382	633,515
LIFE Mortgage Trust Series 2021-BMR Class D, CME Term SOFR 1 month Index + 1.5145%, 5.1535% 3/15/2038 (b)(c)(j)	5,911,500	5,669,702
LIFE Mortgage Trust Series 2021-BMR Class E, CME Term SOFR 1 month Index + 1.8645%, 5.5035% 3/15/2038 (b)(c)(j)	5,164,600	4,862,752
Morgan Stanley Capital I Trust Series 2017-H1 Class A4, 3.259% 6/15/2050	64,267	63,561
Morgan Stanley Capital I Trust Series 2017-HR2 Class A3, 3.33% 12/15/2050	31,672	31,127
Morgan Stanley Capital I Trust Series 2018-BOP Class A, CME Term SOFR 1 month Index + 0.897%, 4.537% 8/15/2033 (b)(c)(j)	236,691	205,917
Morgan Stanley Capital I Trust Series 2018-H4 Class A4, 4.31% 12/15/2051	11,263,000	11,062,327
Morgan Stanley Capital I Trust Series 2019-L2 Class A3, 3.806% 3/15/2052	47,626	46,265
Morgan Stanley Capital I Trust Series 2019-NUGS Class A, CME Term SOFR 1 month Index + 1.0645%, 4.7045% 12/15/2036 (b)(c)(j)	35,307,000	21,978,254
Morgan Stanley Capital I Trust Series 2021-L6 Class XA, 1.1409% 6/15/2054 (c)(l)	35,124,520	1,215,368
Morgan Stanley Capital I Trust Series 2024-NSTB Class A, 3.9% 9/24/2057 (c)(j)	124,600	122,256
Natixis Commercial Mortgage Securities Trust Series 2020-2PAC Class A, 2.966% 12/15/2038 (j)	57,570	54,838
PFDR Trust Series 2026-DLVR Class A, CME Term SOFR 1 month Index + 1.7%, 5.3392% 6/15/2043 (b)(c)(j)	139,000	139,216
Plym Commercial Mortgage Trust Series 2026-IND Class A, CME Term SOFR 1 month Index + 1.25%, 4.8892% 3/15/2043 (b)(c)(j)	45,553,605	45,582,076
Plym Commercial Mortgage Trust Series 2026-IND Class B, CME Term SOFR 1 month Index + 1.45%, 5.0892% 3/15/2043 (b)(c)(j)	6,644,251	6,648,403
Plym Commercial Mortgage Trust Series 2026-IND Class C, CME Term SOFR 1 month Index + 1.65%, 5.2892% 3/15/2043 (b)(c)(j)	7,374,264	7,378,873
PSA Trust Series 2026-STOR Class A, 5.5538% 8/15/2043 (j)	26,089,000	26,104,586
PSA Trust Series 2026-STOR Class B, 5.8556% 8/15/2043 (j)	15,460,000	15,462,455
SCG Commercial Mortgage Trust Series 2026-MFP2 Class A, CME Term SOFR 1 month Index + 1.25%, 4.95% 8/15/2041 (b)(c)(j)	13,000,000	12,991,871
SCG Trust Series 2025-FLWR Class A, CME Term SOFR 1 month Index + 1.25%, 4.8892% 8/15/2042 (b)(c)(j)	6,000,000	6,003,750
SCMS Series 2025-BNC1 Class A2, 4.5016% 12/15/2057 (j)	41,158,354	40,773,791
Shops Coml Mtg Trust Series 2026-CSTL Class A, 4.8105% 5/5/2039 (c)(j)	25,637,000	25,136,599
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 4.8821% 12/15/2039 (b)(c)(j)	30,282,000	30,300,926
TCO Commercial Mortgage Trust Series 2024-DPM Class B, CME Term SOFR 1 month Index + 1.5924%, 5.2316% 12/15/2039 (b)(c)(j)	7,376,000	7,376,000
TCO Commercial Mortgage Trust Series 2024-DPM Class C, CME Term SOFR 1 month Index + 1.9919%, 5.6311% 12/15/2039 (b)(c)(j)	5,437,000	5,437,000
UBS Commercial Mortgage Trust Series 2017-C3 Class ASB, 3.215% 8/15/2050	24,125	23,982
UBS Commercial Mortgage Trust Series 2017-C7 Class XA, 0.9617% 12/15/2050 (c)(l)	1,589,409	14,721
UBS Commercial Mortgage Trust Series 2018-C12 Class ASB, 4.1945% 8/15/2051	63,959	63,672
UBS Commercial Mortgage Trust Series 2018-C9 Class A4, 4.117% 3/15/2051	3,100,000	3,051,394
VLS Commercial Mortgage Trust Series 2020-LAB Class A, 2.13% 10/10/2042 (j)	30,230,000	25,239,901
VLS Commercial Mortgage Trust Series 2020-LAB Class B, 2.453% 10/10/2042 (j)	1,800,000	1,458,629
VLS Commercial Mortgage Trust Series 2020-LAB Class X, 0.4294% 10/10/2042 (c)(j)	57,900,000	853,996
Wells Fargo Commercial Mortgage Trust Series 2017-C42 Class XA, 0.8118% 12/15/2050 (c)(l)	2,034,467	16,472
Wells Fargo Commercial Mortgage Trust Series 2018-C46 Class XA, 0.9008% 8/15/2051 (c)(l)	10,553,769	115,638
Wells Fargo Commercial Mortgage Trust Series 2019-C50 Class ASB, 3.635% 5/15/2052	1,124,764	1,111,833
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class B, CME Term SOFR 1 month Index + 2.2906%, 5.9298% 10/15/2041 (b)(c)(j)	117,000	116,500
TOTAL UNITED STATES		2,011,998,582
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $2,087,709,380)		2,011,998,582

Foreign Government and Government Agency Obligations - 0.1%
	Principal Amount (a)	Value ($)
SAUDI ARABIA - 0.1%
Kingdom of Saudi Arabia 3.25% 10/22/2030 (j)	14,315,000	13,361,907
Kingdom of Saudi Arabia 4.5% 4/22/2060 (j)	9,380,000	6,922,440
TOTAL SAUDI ARABIA		20,284,347
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $23,567,936)		20,284,347

Non-Convertible Corporate Bonds - 22.7%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.1%
Financials - 0.1%
Banks - 0.1%
Commonwealth Bank of Australia 3.61% 9/12/2034 (c)(j)	14,950,000	14,258,461
Westpac Banking Corp 4.11% 7/24/2034 (c)	20,547,000	19,929,968

TOTAL AUSTRALIA		34,188,429
CANADA - 0.2%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Gildan Activewear Inc 4.7% 10/7/2030 (j)	10,974,000	10,692,355
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Canadian Natural Resources Ltd 5.85% 2/1/2035	12,899,000	13,162,990
Cenovus Energy Inc 3.75% 2/15/2052	23,742,000	16,337,464
Cenovus Energy Inc 4.65% 3/20/2031	7,464,000	7,308,906
Cenovus Energy Inc 5.4% 3/20/2036	5,744,000	5,588,427
Cenovus Energy Inc 5.4% 6/15/2047	3,321,000	3,000,866
Cenovus Energy Inc 6.75% 11/15/2039	3,701,000	3,989,671
TOTAL ENERGY		49,388,324
TOTAL CANADA		60,080,679
FRANCE - 0.2%
Financials - 0.2%
Banks - 0.2%
BNP Paribas SA 5.786% 1/13/2033 (c)(j)	35,232,000	35,743,777
Societe Generale SA 3.337% 1/21/2033 (c)(j)	21,000,000	18,797,556
Societe Generale SA 5.5% 4/13/2029 (c)(j)	24,058,000	24,214,651

TOTAL FRANCE		78,755,984
GERMANY - 0.3%
Financials - 0.2%
Capital Markets - 0.2%
Deutsche Bank AG/New York NY 4.999% 9/11/2030 (c)	5,000,000	4,978,867
Deutsche Bank AG/New York NY 5.06% 4/14/2032 (c)	28,918,000	28,460,804
Deutsche Bank AG/New York NY 6.72% 1/18/2029 (c)	20,750,000	21,246,431
Deutsche Bank AG/New York NY 6.819% 11/20/2029 (c)	34,596,000	35,919,217
TOTAL FINANCIALS		90,605,319
Health Care - 0.1%
Pharmaceuticals - 0.1%
Bayer US Finance LLC 5.125% 7/20/2031 (j)	21,870,000	21,689,329
Bayer US Finance LLC 5.375% 7/20/2033 (j)	11,311,000	11,172,131
TOTAL HEALTH CARE		32,861,460
TOTAL GERMANY		123,466,779
IRELAND - 0.6%
Financials - 0.4%
Consumer Finance - 0.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026	20,465,000	20,404,723
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028	21,434,000	20,588,576
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.3% 1/30/2032	26,930,000	24,301,052
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027	70,156,000	70,887,080
TOTAL FINANCIALS		136,181,431
Industrials - 0.2%
Passenger Airlines - 0.0%
SMBC Aviation Capital Finance DAC 4.95% 7/23/2029 (j)	5,690,000	5,671,610
SMBC Aviation Capital Finance DAC 5.2% 7/23/2031 (j)	15,163,000	15,068,301
		20,739,911
Transportation Infrastructure - 0.2%
Avolon Holdings Funding Ltd 4.95% 1/15/2028 (j)	31,738,000	31,783,835
Avolon Holdings Funding Ltd 5.15% 1/15/2030 (j)	2,584,000	2,571,954
Avolon Holdings Funding Ltd 5.375% 5/30/2030 (j)	14,109,000	14,137,395
Avolon Holdings Funding Ltd 5.75% 11/15/2029 (j)	3,000,000	3,043,070
Avolon Holdings Funding Ltd 6.375% 5/4/2028 (j)	34,721,000	35,467,981
		87,004,235
TOTAL INDUSTRIALS		107,744,146
TOTAL IRELAND		243,925,577
JAPAN - 0.3%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
NTT Finance Corp 4.567% 7/16/2027 (j)	5,064,000	5,065,073
NTT Finance Corp 4.62% 7/16/2028 (j)	5,122,000	5,098,716
NTT Finance Corp 4.876% 7/16/2030 (j)	15,477,000	15,282,079
NTT Finance Corp 5.0115% 11/1/2031 (j)	18,764,000	18,466,367
NTT Finance Corp 5.2588% 11/1/2033 (j)	27,011,000	26,445,413
TOTAL COMMUNICATION SERVICES		70,357,648
Financials - 0.1%
Banks - 0.1%
Mitsubishi UFJ Financial Group Inc 4.592% 4/18/2030 (c)	5,559,000	5,509,615
Mitsubishi UFJ Financial Group Inc 4.847% 4/21/2032 (c)	7,844,000	7,692,535
Sumitomo Mitsui Financial Group Inc 4.934% 7/7/2032 (c)	12,812,000	12,622,889
TOTAL FINANCIALS		25,825,039
TOTAL JAPAN		96,182,687
MEXICO - 0.7%
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Petroleos Mexicanos 5.95% 1/28/2031	37,031,000	36,594,034
Petroleos Mexicanos 6.35% 2/12/2048	13,566,000	10,947,762
Petroleos Mexicanos 6.7% 2/16/2032	80,790,000	81,234,345
Petroleos Mexicanos 6.75% 9/21/2047	95,358,000	79,857,557
Petroleos Mexicanos 6.95% 1/28/2060	19,817,000	16,249,940
Petroleos Mexicanos 7.69% 1/23/2050	56,033,000	51,093,691

TOTAL MEXICO		275,977,329
NETHERLANDS - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP BV / NXP Funding LLC / NXP USA Inc 4.85% 8/19/2032	13,078,000	12,698,095
NXP BV / NXP Funding LLC / NXP USA Inc 5.25% 8/19/2035	31,935,000	30,988,838

TOTAL NETHERLANDS		43,686,933
QATAR - 0.0%
Utilities - 0.0%
Gas Utilities - 0.0%
Nakilat Inc 6.067% 12/31/2033 (j)	4,071,165	4,127,469
SAUDI ARABIA - 0.1%
Financials - 0.1%
Financial Services - 0.1%
Avilease Capital Ltd 5.5% 6/30/2031 (j)	19,710,000	19,645,548
SWITZERLAND - 0.2%
Financials - 0.2%
Capital Markets - 0.2%
UBS Group AG 3.091% 5/14/2032 (c)(j)	15,102,000	13,707,836
UBS Group AG 3.869% 1/12/2029 (c)(j)	19,608,000	19,383,325
UBS Group AG 4.194% 4/1/2031 (c)(j)	57,365,000	55,588,829
		88,679,990
Insurance - 0.0%
Swiss Re Finance Luxembourg SA 5% 4/2/2049 (c)(j)	4,000,000	3,966,299
TOTAL SWITZERLAND		92,646,289
UNITED KINGDOM - 1.0%
Consumer Staples - 0.3%
Tobacco - 0.3%
BAT Capital Corp 6.421% 8/2/2033	20,947,000	22,140,851
Imperial Brands Finance PLC 6.125% 7/27/2027 (j)	16,185,000	16,379,506
Reynolds American Inc 5.7% 8/15/2035	6,607,000	6,662,195
Reynolds American Inc 5.85% 8/15/2045	50,684,000	48,063,364
Reynolds American Inc 6.15% 9/15/2043	11,136,000	11,010,641
Reynolds American Inc 7.25% 6/15/2037	15,680,000	17,362,848
TOTAL CONSUMER STAPLES		121,619,405
Financials - 0.7%
Banks - 0.7%
Barclays PLC 2.645% 6/24/2031 (c)	5,000,000	4,555,313
Barclays PLC 2.894% 11/24/2032 (c)	14,928,000	13,208,407
Barclays PLC 4.836% 5/9/2028	3,148,000	3,141,927
Barclays PLC 5.088% 6/20/2030 (c)	44,892,000	44,720,328
Barclays PLC 5.102% 6/26/2032 (c)	50,000,000	49,237,540
Barclays PLC 5.69% 3/12/2030 (c)	34,049,000	34,562,120
Barclays PLC 6.49% 9/13/2029 (c)	37,876,000	38,919,148
NatWest Group PLC 3.073% 5/22/2028 (c)	24,822,000	24,548,873
NatWest Group PLC 4.892% 5/18/2029 (c)	10,000,000	10,014,768
NatWest Group PLC 4.983% 6/18/2032 (c)	24,090,000	23,759,609
TOTAL FINANCIALS		246,668,033
Industrials - 0.0%
Aerospace & Defense - 0.0%
BAE Systems PLC 3.4% 4/15/2030 (j)	11,875,000	11,266,479
TOTAL UNITED KINGDOM		379,553,917
UNITED STATES - 18.9%
Communication Services - 2.1%
Diversified Telecommunication Services - 0.9%
AT&T Inc 3.8% 12/1/2057	74,998,000	47,114,236
AT&T Inc 4.3% 2/15/2030	7,900,000	7,736,030
AT&T Inc 4.4% 4/30/2031	7,764,000	7,548,625
AT&T Inc 4.75% 5/15/2046	20,994,000	16,819,788
HUT 8 DC LLC 6.192% 11/15/2042 (j)	29,700,000	28,844,336
QTS Central Issuer LLC/ QTS TRS Central Issuer LLC 6.625% 9/1/2031 (j)	11,536,000	11,371,085
Space Exploration Technologies Corp 5.35% 7/15/2031 (j)	57,626,000	56,326,527
Space Exploration Technologies Corp 5.65% 7/15/2033 (j)	74,930,000	72,287,774
Verizon Communications Inc 2.355% 3/15/2032	4,000,000	3,459,305
Verizon Communications Inc 2.55% 3/21/2031	5,343,000	4,806,740
Verizon Communications Inc 4.5% 8/10/2033	17,268,000	16,385,171
Verizon Communications Inc 4.75% 1/15/2033	25,000,000	24,195,136
Verizon Communications Inc 4.78% 2/15/2035	37,359,000	35,274,592
		332,169,345
Interactive Media & Services - 0.1%
Meta Platforms Inc 4.875% 5/15/2033	28,552,000	27,577,389
Meta Platforms Inc 5.25% 5/15/2036	21,003,000	20,213,899
		47,791,288
Media - 0.9%
Charter Communications Operating LLC / Charter Communications Operating Capital 2.25% 1/15/2029	16,500,000	15,317,659
Charter Communications Operating LLC / Charter Communications Operating Capital 2.3% 2/1/2032	14,411,000	11,989,430
Charter Communications Operating LLC / Charter Communications Operating Capital 4.4% 4/1/2033	8,514,000	7,663,317
Charter Communications Operating LLC / Charter Communications Operating Capital 5.05% 3/30/2029	9,500,000	9,420,939
Charter Communications Operating LLC / Charter Communications Operating Capital 5.25% 4/1/2053	12,130,000	9,129,760
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/2047	67,888,000	52,504,226
Charter Communications Operating LLC / Charter Communications Operating Capital 5.5% 4/1/2063	9,969,000	7,325,720
Charter Communications Operating LLC / Charter Communications Operating Capital 5.75% 4/1/2048	9,412,000	7,638,760
Charter Communications Operating LLC / Charter Communications Operating Capital 6.1% 6/1/2029	18,588,000	18,903,235
Charter Communications Operating LLC / Charter Communications Operating Capital 6.484% 10/23/2045	39,593,000	35,239,496
Charter Communications Operating LLC / Charter Communications Operating Capital 6.55% 6/1/2034	22,634,000	22,599,366
Time Warner Cable LLC 4.5% 9/15/2042	26,261,000	19,397,532
Time Warner Cable LLC 5.5% 9/1/2041	15,667,000	13,035,571
Time Warner Cable LLC 5.875% 11/15/2040	11,331,000	9,833,835
Time Warner Cable LLC 6.55% 5/1/2037	50,619,000	48,747,750
Time Warner Cable LLC 6.75% 6/15/2039	9,663,000	9,195,844
Time Warner Cable LLC 7.3% 7/1/2038	32,280,000	32,424,619
		330,367,059
Wireless Telecommunication Services - 0.2%
T-Mobile USA Inc 3.75% 4/15/2027	32,520,000	32,388,295
T-Mobile USA Inc 3.875% 4/15/2030	47,090,000	45,257,752
T-Mobile USA Inc 5.05% 7/15/2033	4,000,000	3,916,301
		81,562,348
TOTAL COMMUNICATION SERVICES		791,890,040
Consumer Discretionary - 0.2%
Automobiles - 0.0%
General Motors Financial Co Inc 2.35% 2/26/2027	21,000,000	20,778,433
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp 3.5% 7/1/2027	9,188,000	9,120,059
Household Durables - 0.0%
Lennar Corp 5% 6/15/2027	2,921,000	2,926,410
Specialty Retail - 0.2%
AutoNation Inc 4.75% 6/1/2030	4,077,000	4,002,609
AutoZone Inc 4% 4/15/2030	28,926,000	27,939,650
Lowe's Cos Inc 3.35% 4/1/2027	3,413,000	3,394,894
Lowe's Cos Inc 3.75% 4/1/2032	10,505,000	9,776,570
O'Reilly Automotive Inc 4.2% 4/1/2030	6,418,000	6,243,462
O'Reilly Automotive Inc 5.1% 3/12/2036	11,404,000	10,977,517
		62,334,702
TOTAL CONSUMER DISCRETIONARY		95,159,604
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Kroger Co/The 5% 9/15/2034	5,000,000	4,831,493
Mars Inc 4.8% 3/1/2030 (j)	25,111,000	24,983,567
Mars Inc 5% 3/1/2032 (j)	18,852,000	18,723,978
Sysco Corp 5.95% 4/1/2030	19,674,000	20,162,612
		68,701,650
Food Products - 0.0%
Conagra Brands Inc 5.4% 8/1/2031	5,232,000	5,214,197
TOTAL CONSUMER STAPLES		73,915,847
Energy - 2.1%
Energy Equipment & Services - 0.0%
Halliburton Co 4.85% 11/15/2035	11,266,000	10,688,837
Oil, Gas & Consumable Fuels - 2.1%
Cheniere Energy Partners LP 5.35% 11/30/2036 (j)	15,352,000	14,930,139
Columbia Pipelines Operating Co LLC 5.927% 8/15/2030 (j)	4,934,000	5,075,882
Columbia Pipelines Operating Co LLC 6.036% 11/15/2033 (j)	16,297,000	16,824,627
Columbia Pipelines Operating Co LLC 6.497% 8/15/2043 (j)	3,976,000	4,094,616
Columbia Pipelines Operating Co LLC 6.544% 11/15/2053 (j)	7,158,000	7,343,583
Columbia Pipelines Operating Co LLC 6.714% 8/15/2063 (j)	4,285,000	4,457,974
DCP Midstream Operating LP 5.6% 4/1/2044	1,458,000	1,379,581
DCP Midstream Operating LP 6.45% 11/3/2036 (j)	7,882,000	8,370,106
DCP Midstream Operating LP 6.75% 9/15/2037 (j)	2,991,000	3,239,468
Energy Transfer LP 3.75% 5/15/2030	34,654,000	33,099,492
Energy Transfer LP 4.95% 6/15/2028	22,521,000	22,582,295
Energy Transfer LP 5% 5/15/2050	7,776,000	6,369,654
Energy Transfer LP 5.25% 4/15/2029	11,043,000	11,139,424
Energy Transfer LP 5.8% 6/15/2038	12,558,000	12,476,111
Energy Transfer LP 6.55% 12/1/2033	3,000,000	3,185,847
Hess Corp 5.8% 4/1/2047	19,267,000	18,967,599
Hess Corp 7.125% 3/15/2033	5,555,000	6,147,886
Hess Corp 7.3% 8/15/2031	7,267,000	7,983,520
Hess Corp 7.875% 10/1/2029	2,497,000	2,718,537
Kinder Morgan Energy Partners LP 6.55% 9/15/2040	2,324,000	2,432,096
Kinder Morgan Inc 3.6% 2/15/2051	45,000,000	30,232,273
Kinder Morgan Inc 5.55% 6/1/2045	13,098,000	12,134,149
MPLX LP 2.65% 8/15/2030	10,000,000	9,135,188
MPLX LP 4.8% 2/15/2029	5,907,000	5,900,702
MPLX LP 4.95% 9/1/2032	30,643,000	30,041,164
MPLX LP 5.5% 2/15/2049	17,721,000	15,760,466
Occidental Petroleum Corp 5.375% 1/1/2032	6,000,000	6,055,500
Occidental Petroleum Corp 6.45% 9/15/2036	24,570,000	25,917,075
Occidental Petroleum Corp 6.6% 3/15/2046	35,745,000	37,041,364
Occidental Petroleum Corp 7.5% 5/1/2031	40,626,000	44,414,335
ONEOK Inc 4.25% 9/24/2027	9,097,000	9,072,234
ONEOK Inc 4.4% 10/15/2029	9,513,000	9,359,760
ONEOK Inc 4.75% 10/15/2031	18,504,000	18,098,661
Ovintiv Inc 8.125% 9/15/2030	2,868,000	3,154,993
Plains All American Pipeline LP / PAA Finance Corp 3.55% 12/15/2029	7,628,000	7,307,790
Plains All American Pipeline LP / PAA Finance Corp 4.7% 1/15/2031	8,000,000	7,852,241
Plains All American Pipeline LP / PAA Finance Corp 5.7% 9/15/2034	10,000,000	10,020,107
Rio Grande LNG LLC 5.25% 6/30/2031 (j)	6,646,000	6,568,740
Rio Grande LNG LLC 5.5% 1/30/2034 (j)	8,461,000	8,300,165
Rio Grande LNG LLC 5.75% 6/30/2036 (j)	19,235,000	18,738,032
Sabine Pass Liquefaction LLC 4.5% 5/15/2030	42,700,000	41,979,601
Targa Resources Corp 4.35% 1/15/2029	9,536,000	9,440,050
Targa Resources Corp 4.35% 4/15/2031	11,217,000	10,860,474
Targa Resources Corp 4.9% 9/15/2030	13,306,000	13,206,013
Targa Resources Corp 5.65% 2/15/2036	38,042,000	37,876,367
Transcontinental Gas Pipe Line Co LLC 3.25% 5/15/2030	5,447,000	5,135,633
Western Gas Partners LP 4.75% 8/15/2028	6,312,000	6,300,250
Western Gas Partners LP 4.8% 3/1/2031	24,493,000	24,037,666
Western Gas Partners LP 5.7% 7/1/2036	26,922,000	26,510,674
Williams Cos Inc/The 2.6% 3/15/2031	21,000,000	18,821,460
Williams Cos Inc/The 3.5% 11/15/2030	55,862,000	52,379,005
Williams Cos Inc/The 4.65% 8/15/2032	32,008,000	31,016,625
		785,487,194
TOTAL ENERGY		796,176,031
Financials - 7.7%
Banks - 3.7%
Bank of America Corp 2.299% 7/21/2032 (c)	42,030,000	36,733,781
Bank of America Corp 2.972% 2/4/2033 (c)	21,000,000	18,710,771
Bank of America Corp 3.419% 12/20/2028 (c)	32,593,000	32,073,137
Bank of America Corp 4.183% 11/25/2027	3,728,000	3,710,570
Bank of America Corp 4.25% 10/22/2026	45,120,000	45,120,215
Bank of America Corp 4.695% 4/23/2032 (c)	46,369,000	45,424,612
Bank of America Corp 5.015% 7/22/2033 (c)	152,527,000	150,634,249
Bank of America Corp 5.162% 1/24/2031 (c)	12,000,000	12,043,325
Bank of America Corp 5.468% 1/23/2035 (c)	6,000,000	6,012,106
Citibank NA 4.846% 6/18/2032 (c)	55,000,000	54,225,027
Citigroup Inc 3.785% 3/17/2033 (c)	21,000,000	19,473,976
Citigroup Inc 4.075% 4/23/2029 (c)	14,005,000	13,850,962
Citigroup Inc 4.125% 7/25/2028	3,728,000	3,683,367
Citigroup Inc 4.3% 11/20/2026	9,646,000	9,643,896
Citigroup Inc 4.412% 3/31/2031 (c)	57,587,000	56,306,300
Citigroup Inc 4.45% 9/29/2027	48,296,000	48,201,600
Citigroup Inc 4.503% 9/11/2031 (c)	8,000,000	7,805,507
Citigroup Inc 4.91% 5/24/2033 (c)	5,636,000	5,523,262
Citigroup Inc 5.3% 5/6/2044	5,127,000	4,637,617
Citigroup Inc 5.449% 6/11/2035 (c)	4,000,000	3,987,831
Citizens Financial Group Inc 2.638% 9/30/2032	32,329,000	27,416,946
JPMorgan Chase & Co 2.739% 10/15/2030 (c)	55,000,000	51,456,641
JPMorgan Chase & Co 2.956% 5/13/2031 (c)	23,105,000	21,425,208
JPMorgan Chase & Co 2.963% 1/25/2033 (c)	21,000,000	18,749,262
JPMorgan Chase & Co 4.586% 4/26/2033 (c)	155,774,000	150,863,094
JPMorgan Chase & Co 4.622% 4/23/2032 (c)	20,000,000	19,545,732
JPMorgan Chase & Co 4.912% 7/25/2033 (c)	38,769,000	38,097,576
JPMorgan Chase & Co 5.103% 4/22/2031 (c)	37,894,000	37,926,784
JPMorgan Chase & Co 5.299% 7/24/2029 (c)	34,500,000	34,829,171
JPMorgan Chase & Co 5.572% 4/22/2036 (c)	36,756,000	36,896,853
Morgan Stanley Private Bank NA 4.204% 11/17/2028 (c)	37,920,000	37,704,968
Morgan Stanley Private Bank NA 4.465% 11/19/2031 (c)	37,921,000	36,873,400
Santander Holdings USA Inc 2.49% 1/6/2028 (c)	29,541,000	29,295,519
Wells Fargo & Co 3.526% 3/24/2028 (c)	46,819,000	46,553,649
Wells Fargo & Co 4.478% 4/4/2031 (c)	77,500,000	76,016,294
Wells Fargo & Co 5.15% 4/23/2031 (c)	45,065,000	45,145,126
Wells Fargo & Co 5.499% 1/23/2035 (c)	27,292,000	27,318,888
Wells Fargo & Co 5.574% 7/25/2029 (c)	38,000,000	38,518,169
Wells Fargo & Co 5.605% 4/23/2036 (c)	35,968,000	36,104,503
		1,388,539,894
Capital Markets - 2.1%
Athene Global Funding 5.133% 6/1/2029 (j)	30,000,000	29,900,977
Athene Global Funding 5.339% 1/15/2027 (j)	51,492,000	51,635,400
Athene Global Funding 5.38% 1/7/2030 (j)	2,000,000	1,991,338
Athene Global Funding 5.583% 1/9/2029 (j)	33,136,000	33,336,787
Athene Global Funding U.S. SOFR Index + 0.95%, 4.5893% 4/19/2027 (b)(c)(j)	38,060,000	38,173,393
Equitable America Global Funding 5.125% 6/15/2031 (j)	71,251,000	70,523,762
Goldman Sachs Group Inc/The 2.383% 7/21/2032 (c)	50,634,000	44,181,881
Goldman Sachs Group Inc/The 3.102% 2/24/2033 (c)	39,600,000	35,357,843
Goldman Sachs Group Inc/The 3.8% 3/15/2030	57,860,000	55,551,391
Goldman Sachs Group Inc/The 4.516% 1/21/2032 (c)	8,000,000	7,749,428
Goldman Sachs Group Inc/The 5.016% 10/23/2035 (c)	4,000,000	3,840,091
Goldman Sachs Group Inc/The 6.75% 10/1/2037	31,825,000	33,587,322
Moody's Corp 3.25% 1/15/2028	12,370,000	12,158,324
Morgan Stanley 2.943% 1/21/2033 (c)	21,000,000	18,615,293
Morgan Stanley 3.622% 4/1/2031 (c)	54,679,000	51,987,389
Morgan Stanley 4.431% 1/23/2030 (c)	23,749,000	23,456,979
Morgan Stanley 4.493% 1/16/2032 (c)	42,053,000	40,758,774
Morgan Stanley 4.809% 4/16/2032 (c)	30,291,000	29,657,223
Morgan Stanley 4.889% 7/20/2033 (c)	94,211,000	92,075,217
Morgan Stanley 5.17% 7/14/2032 (c)	9,288,000	9,218,767
Morgan Stanley 5.192% 4/17/2031 (c)	23,472,000	23,492,408
Morgan Stanley 5.449% 7/20/2029 (c)	21,363,000	21,583,331
Morgan Stanley 5.664% 4/17/2036 (c)	24,616,000	24,670,562
MSCI Inc 5.15% 3/15/2036	7,569,000	7,183,306
MSCI Inc 5.25% 9/1/2035	40,812,000	39,115,086
		799,802,272
Consumer Finance - 0.8%
Ally Financial Inc 7.1% 11/15/2027	36,750,000	37,688,274
Capital One Financial Corp 3.273% 3/1/2030 (c)	35,931,000	34,511,161
Capital One Financial Corp 3.65% 5/11/2027	72,123,000	71,761,247
Capital One Financial Corp 4.1% 2/9/2027	1,920,000	1,918,491
Capital One Financial Corp 5.247% 7/26/2030 (c)	39,510,000	39,697,495
Ford Motor Credit Co LLC 4.97% 4/6/2029	7,402,000	7,323,078
Ford Motor Credit Co LLC 5.431% 8/13/2029	31,177,000	31,170,139
Ford Motor Credit Co LLC 5.73% 9/5/2030	5,000,000	4,997,586
Stellantis Financial Services US Corp 5.4% 6/15/2029 (j)	16,276,000	16,076,994
Stellantis Financial Services US Corp 5.8% 6/15/2031 (j)	26,000,000	25,328,042
Synchrony Financial 3.95% 12/1/2027	33,967,000	33,591,617
Synchrony Financial 5.45% 10/15/2030 (c)	10,119,000	10,111,067
		314,175,191
Financial Services - 0.4%
Corebridge Financial Inc 3.65% 4/5/2027	35,355,000	35,175,089
Corebridge Financial Inc 3.85% 4/5/2029	14,571,000	14,164,446
Corebridge Financial Inc 3.9% 4/5/2032	20,347,000	18,829,114
Corebridge Financial Inc 4.35% 4/5/2042	3,946,000	3,248,977
Equitable Holdings Inc 4.572% 2/15/2029 (j)	9,015,000	8,881,351
Jackson Financial Inc 3.125% 11/23/2031	4,876,000	4,319,262
Jackson Financial Inc 5.17% 6/8/2027	15,288,000	15,339,387
Jackson Financial Inc 5.67% 6/8/2032	16,451,000	16,349,881
Pine Street Trust II 5.568% 2/15/2049 (j)	31,271,000	27,965,758
Sammons Financial Group Inc 5.95% 6/15/2036 (j)	23,947,000	22,854,267
		167,127,532
Insurance - 0.7%
Corebridge Global Funding 5.9% 9/19/2028 (j)	20,514,000	20,882,765
Five Corners Funding Trust II 2.85% 5/15/2030 (j)	58,620,000	54,181,369
Grand River Funding Trust I 6.311% 2/15/2036 (j)	29,556,000	29,153,975
Hartford Insurance Group Inc/The 2.8% 8/19/2029	6,834,000	6,464,830
Jackson National Life Global Funding 5.25% 6/16/2031 (j)	44,167,000	43,745,118
Liberty Mutual Group Inc 4.569% 2/1/2029 (j)	17,650,000	17,484,862
Liberty Mutual Group Inc 5.25% 5/1/2036 (j)	16,705,000	16,139,623
Marsh & McLennan Cos Inc 4.375% 3/15/2029	21,405,000	21,185,030
Unum Group 4% 6/15/2029	24,228,000	23,610,655
Unum Group 4.046% 8/15/2041 (j)	1,193,000	941,379
Unum Group 5.75% 8/15/2042	39,437,000	37,667,890
		271,457,496
TOTAL FINANCIALS		2,941,102,385
Health Care - 1.0%
Health Care Providers & Services - 1.0%
Centene Corp 2.45% 7/15/2028	43,675,000	41,607,417
Centene Corp 2.625% 8/1/2031	20,375,000	17,743,711
Centene Corp 3.375% 2/15/2030	21,905,000	20,340,823
Centene Corp 4.25% 12/15/2027	7,269,000	7,225,296
Centene Corp 4.625% 12/15/2029	39,085,000	38,101,811
Cigna Group/The 3.05% 10/15/2027	17,500,000	17,239,055
Cigna Group/The 4.8% 8/15/2038	20,493,000	18,862,096
CVS Health Corp 3.625% 4/1/2027	9,782,000	9,741,191
CVS Health Corp 4.78% 3/25/2038	33,481,000	30,421,504
CVS Health Corp 5% 1/30/2029	14,082,000	14,144,543
CVS Health Corp 5.25% 1/30/2031	5,774,000	5,805,504
CVS Health Corp 5.55% 6/1/2031	8,000,000	8,129,188
HCA Inc 3.5% 9/1/2030	15,777,000	14,882,792
HCA Inc 3.625% 3/15/2032	4,163,000	3,829,098
HCA Inc 5.625% 9/1/2028	19,767,000	20,009,771
HCA Inc 5.875% 2/1/2029	21,543,000	21,942,613
Icon Investments Six DAC 5.421% 8/13/2031 (j)	8,662,000	8,617,556
Sabra Health Care LP 3.2% 12/1/2031	50,562,000	45,349,730
Toledo Hospital/The Series 2018 B, 5.325% 11/15/2028	11,480,000	11,471,046
		355,464,745
Pharmaceuticals - 0.0%
Elanco Animal Health Inc 6.4% 8/28/2028 (c)	7,291,000	7,463,162
TOTAL HEALTH CARE		362,927,907
Industrials - 0.7%
Aerospace & Defense - 0.4%
Boeing Co 5.15% 5/1/2030	21,453,000	21,515,022
Boeing Co 5.705% 5/1/2040	15,530,000	15,275,324
Boeing Co 5.805% 5/1/2050	36,500,000	34,406,709
Boeing Co 5.93% 5/1/2060	15,530,000	14,505,382
Boeing Co 6.259% 5/1/2027	3,461,000	3,497,922
Boeing Co 6.298% 5/1/2029	9,888,000	10,215,908
Boeing Co 6.388% 5/1/2031	7,489,000	7,855,356
Boeing Co 6.528% 5/1/2034	13,015,000	13,885,990
Boeing Co 6.858% 5/1/2054	12,066,000	12,925,555
Boeing Co 7.008% 5/1/2064	11,387,000	12,294,449
		146,377,617
Building Products - 0.0%
Carrier Global Corp 5.9% 3/15/2034	3,229,000	3,331,113
Ground Transportation - 0.1%
Uber Technologies Inc 4.15% 1/15/2031	17,815,000	17,187,828
Uber Technologies Inc 4.8% 9/15/2035	14,053,000	13,308,052
		30,495,880
Professional Services - 0.0%
Paychex Inc 5.1% 4/15/2030	3,161,000	3,162,202
Paychex Inc 5.35% 4/15/2032	6,396,000	6,390,297
Paychex Inc 5.6% 4/15/2035	3,443,000	3,417,052
Verisk Analytics Inc 4.45% 3/15/2031	5,071,000	4,909,335
		17,878,886
Trading Companies & Distributors - 0.2%
Sumisho Air Lease Corp 3.125% 12/1/2030	20,000,000	18,368,560
Sumisho Air Lease Corp 4.4% 3/24/2028 (j)	14,329,000	14,240,193
Sumisho Air Lease Corp 4.5% 3/24/2029 (j)	14,186,000	14,005,864
Sumisho Air Lease Corp 4.85% 3/24/2031 (j)	17,786,000	17,403,205
		64,017,822
TOTAL INDUSTRIALS		262,101,318
Information Technology - 1.1%
Electronic Equipment, Instruments & Components - 0.5%
Dell International LLC / EMC Corp 4.5% 2/15/2031	35,196,000	34,304,389
Dell International LLC / EMC Corp 4.75% 10/6/2032	28,466,000	27,627,401
Dell International LLC / EMC Corp 5% 2/15/2034	23,367,000	22,635,573
Dell International LLC / EMC Corp 5.1% 2/15/2036	37,190,000	35,746,257
Dell International LLC / EMC Corp 5.25% 2/15/2037	29,816,000	28,648,313
Dell International LLC / EMC Corp 5.3% 10/1/2029	12,450,000	12,571,910
Dell International LLC / EMC Corp 6.2% 7/15/2030	10,663,000	11,043,910
		172,577,753
Semiconductors & Semiconductor Equipment - 0.4%
Broadcom Inc 1.95% 2/15/2028	8,829,000	8,497,173
Broadcom Inc 2.45% 2/15/2031	75,132,000	66,756,613
Broadcom Inc 2.6% 2/15/2033	80,132,000	67,193,292
Broadcom Inc 3.419% 4/15/2033	6,780,000	5,945,190
		148,392,268
Software - 0.2%
Oracle Corp 4.45% 9/26/2030	13,362,000	12,648,528
Oracle Corp 4.8% 9/26/2032	22,287,000	20,606,330
Oracle Corp 5.2% 9/26/2035	20,290,000	18,202,150
Oracle Corp 5.875% 9/26/2045	12,513,000	10,318,668
Oracle Corp 5.95% 9/26/2055	15,687,000	12,462,681
Oracle Corp 6.1% 9/26/2065	16,145,000	12,744,999
		86,983,356
TOTAL INFORMATION TECHNOLOGY		407,953,377
Materials - 0.1%
Chemicals - 0.1%
Celanese US Holdings LLC 7.35% 11/15/2028 (c)	10,731,000	11,150,722
Celanese US Holdings LLC 7.55% 11/15/2030 (c)	17,466,000	18,488,075
Celanese US Holdings LLC 7.7% 11/15/2033 (c)	10,208,000	10,899,938
TOTAL MATERIALS		40,538,735
Real Estate - 2.5%
Diversified REITs - 0.4%
GLP Capital LP / GLP Financing II Inc 5.625% 9/15/2034	4,481,000	4,352,137
Piedmont Operating Partnership LP 2.75% 4/1/2032	7,712,000	6,578,193
Store Capital LLC 2.75% 11/18/2030	10,084,000	9,035,363
Store Capital LLC 4.625% 3/15/2029	9,743,000	9,617,129
VICI Properties LP 4.75% 2/15/2028	32,852,000	32,781,975
VICI Properties LP 4.75% 4/1/2028	5,929,000	5,911,735
VICI Properties LP 4.95% 2/15/2030	44,556,000	43,964,667
VICI Properties LP 5.125% 5/15/2032	10,727,000	10,430,861
VICI Properties LP 5.4% 10/15/2031	12,559,000	12,466,570
WP Carey Inc 3.85% 7/15/2029	7,008,000	6,807,175
		141,945,805
Health Care REITs - 0.8%
Alexandria Real Estate Equities Inc 4.9% 12/15/2030	22,618,000	22,327,034
Healthcare Realty Holdings LP 3.1% 2/15/2030	7,500,000	7,013,340
Healthpeak OP LLC 3.5% 7/15/2029	3,594,000	3,452,424
Omega Healthcare Investors Inc 3.25% 4/15/2033	32,018,000	27,819,203
Omega Healthcare Investors Inc 3.625% 10/1/2029	33,134,000	31,623,841
Omega Healthcare Investors Inc 4.5% 4/1/2027	74,033,000	73,967,369
Omega Healthcare Investors Inc 4.75% 1/15/2028	36,570,000	36,461,889
Ventas Realty LP 3% 1/15/2030	43,597,000	40,820,426
Ventas Realty LP 4% 3/1/2028	12,591,000	12,449,302
Ventas Realty LP 4.75% 11/15/2030	53,358,000	52,567,120
		308,501,948
Industrial REITs - 0.0%
LXP Industrial Trust 2.7% 9/15/2030	8,947,000	8,073,709
Office REITs - 0.3%
Boston Properties LP 3.25% 1/30/2031	20,338,000	18,742,831
Boston Properties LP 4.5% 12/1/2028	20,395,000	20,223,870
Boston Properties LP 6.75% 12/1/2027	23,825,000	24,379,812
COPT Defense Properties LP 2.75% 4/15/2031	7,692,000	6,898,953
COPT Defense Properties LP 4.5% 10/15/2030	3,563,000	3,472,067
Hudson Pacific Properties LP 4.65% 4/1/2029	42,373,000	40,163,642
		113,881,175
Real Estate Management & Development - 0.4%
Brandywine Operating Partnership LP 3.95% 11/15/2027	24,749,000	24,260,766
Brandywine Operating Partnership LP 4.55% 10/1/2029	31,499,000	29,664,246
Brandywine Operating Partnership LP 7.55% 3/15/2028	27,502,000	28,245,627
CBRE Services Inc 2.5% 4/1/2031	30,503,000	27,141,651
Tanger Properties LP 2.75% 9/1/2031	23,464,000	20,834,478
Tanger Properties LP 3.125% 9/1/2026	16,163,000	16,163,000
Tanger Properties LP 3.875% 7/15/2027	8,715,000	8,659,696
		154,969,464
Residential REITs - 0.1%
American Homes 4 Rent LP 2.375% 7/15/2031	4,099,000	3,585,255
American Homes 4 Rent LP 3.625% 4/15/2032	16,949,000	15,478,977
Invitation Homes Operating Partnership LP 4.15% 4/15/2032	23,566,000	22,119,733
Sun Communities Operating LP 2.3% 11/1/2028	8,675,000	8,216,933
Sun Communities Operating LP 2.7% 7/15/2031	24,304,000	21,578,948
		70,979,846
Retail REITs - 0.5%
Brixmor Operating Partnership LP 4.05% 7/1/2030	26,564,000	25,523,478
Brixmor Operating Partnership LP 4.125% 5/15/2029	28,249,000	27,661,674
Kite Realty Group LP 5.5% 3/1/2034	5,710,000	5,679,792
Kite Realty Group Trust 4.75% 9/15/2030	50,933,000	50,261,381
Phillips Edison Grocery Center Operating Partnership I LP 4.75% 3/15/2033	10,439,000	10,005,873
Phillips Edison Grocery Center Operating Partnership I LP 5.75% 7/15/2034	6,694,000	6,749,096
Realty Income Corp 2.2% 6/15/2028	4,085,000	3,912,470
Realty Income Corp 2.85% 12/15/2032	5,025,000	4,395,609
Realty Income Corp 3.25% 1/15/2031	5,362,000	4,986,694
Realty Income Corp 3.4% 1/15/2028	8,338,000	8,203,965
Simon Property Group LP 2.45% 9/13/2029	8,537,000	7,975,710
Simon Property Group LP 3.375% 12/1/2027	17,457,000	17,220,496
		172,576,238
TOTAL REAL ESTATE		970,928,185
Utilities - 1.2%
Electric Utilities - 0.6%
AEP Texas Inc 5.2% 4/15/2036	7,553,000	7,277,526
Alabama Power Co 3.05% 3/15/2032	33,143,000	29,961,587
Cleco Corporate Holdings LLC 3.375% 9/15/2029	19,437,000	18,289,411
Duke Energy Corp 2.45% 6/1/2030	14,856,000	13,543,219
Duquesne Light Holdings Inc 2.532% 10/1/2030 (j)	7,078,000	6,339,100
Duquesne Light Holdings Inc 2.775% 1/7/2032 (j)	27,842,000	24,366,131
Exelon Corp 3.35% 3/15/2032	8,906,000	8,133,700
Exelon Corp 4.05% 4/15/2030	9,268,000	8,972,822
Exelon Corp 5.3% 3/15/2033	3,000,000	2,989,087
Public Service Co of Oklahoma 5.4% 2/15/2034	16,591,000	16,525,386
Southern Co/The 4.85% 3/15/2035	4,000,000	3,811,090
Southwestern Electric Power Co 5.2% 4/1/2036	12,227,000	11,806,112
Southwestern Electric Power Co 5.3% 4/1/2033	14,783,000	14,674,361
Vistra Operations Co LLC 4.55% 10/30/2028 (j)	5,338,000	5,279,482
Vistra Operations Co LLC 5% 4/30/2031 (j)	13,111,000	12,853,745
Vistra Operations Co LLC 5.25% 4/30/2033 (j)	13,901,000	13,552,703
Vistra Operations Co LLC 5.55% 4/30/2036 (j)	25,125,000	24,378,384
		222,753,846
Independent Power and Renewable Electricity Producers - 0.2%
AES Corp/The 2.45% 1/15/2031	9,301,000	8,206,082
AES Corp/The 3.95% 7/15/2030 (j)	66,879,000	63,533,382
AES Corp/The 5.2% 7/15/2029	5,187,000	5,188,110
		76,927,574
Multi-Utilities - 0.4%
NiSource Inc 2.95% 9/1/2029	47,860,000	45,257,271
NiSource Inc 3.6% 5/1/2030	21,965,000	20,972,051
NiSource Inc 5.8% 2/1/2042	11,523,000	11,018,244
NiSource Inc 5.95% 6/15/2041	17,565,000	17,367,720
Puget Energy Inc 4.1% 6/15/2030	17,963,000	17,218,464
Puget Energy Inc 4.224% 3/15/2032	30,357,000	28,747,632
		140,581,382
TOTAL UTILITIES		440,262,802
TOTAL UNITED STATES		7,182,956,231
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $9,018,480,586)		8,635,193,851

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
CANADA - 0.0%
Financials - 0.0%
Banks - 0.0%
Bank of Nova Scotia/The CME Term SOFR 3 month Index + 2.9096%, 6.6723% (b)(c)(i) (Cost $7,052,335)	6,962,000	7,012,727

U.S. Government Agency - Mortgage Securities - 19.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 19.0%
Fannie Mae 2% 3/1/2052	183,265	144,697
Fannie Mae 2.5% 3/1/2052	226,259	188,227
Fannie Mae 2.5% 4/1/2052	4,590,264	3,815,822
Fannie Mae 2.5% 5/1/2052	93,621	77,738
Fannie Mae 2.5% 6/1/2052	142,378	118,757
Fannie Mae 3% 12/1/2051	39,736,852	34,285,691
Fannie Mae 3.5% 12/1/2036	2,947,542	2,831,054
Fannie Mae 3.5% 5/1/2036	2,259,790	2,174,320
Fannie Mae 5.5% 2/1/2055	510,400	510,862
Fannie Mae 6.5% 7/1/2054	2,636,374	2,752,900
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.365%, 6.056% 10/1/2035 (b)(c)	19,989	20,404
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.445%, 5.57% 4/1/2037 (b)(c)	35,393	36,289
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.462%, 5.96% 1/1/2035 (b)(c)	6,703	6,875
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.48%, 5.98% 7/1/2034 (b)(c)	7,655	7,815
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.553%, 5.928% 6/1/2036 (b)(c)	9,741	9,998
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.565%, 5.69% 3/1/2037 (b)(c)	39,221	40,349
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.6093%, 6.236% 5/1/2035 (b)(c)	41,532	42,552
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.611%, 6.111% 8/1/2035 (b)(c)	4,440	4,557
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.63%, 6.315% 9/1/2036 (b)(c)	8,136	8,374
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.6671%, 6.01% 11/1/2036 (b)(c)	32,434	33,347
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.6729%, 6.052% 3/1/2033 (b)(c)	17,285	17,671
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.6784%, 6.055% 7/1/2043 (b)(c)	30,607	31,811
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.6851%, 5.987% 5/1/2036 (b)(c)	23,313	24,004
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.7%, 5.963% 6/1/2042 (b)(c)	157,119	163,360
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.7395%, 6.079% 3/1/2040 (b)(c)	67,351	70,044
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.05% 7/1/2035 (b)(c)	18,733	19,254
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.428% 8/1/2041 (b)(c)	119,659	124,624
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 6.071% 1/1/2042 (b)(c)	144,131	150,500
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 6.228% 7/1/2041 (b)(c)	51,881	54,050
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8047%, 6.37% 12/1/2040 (b)(c)	1,172,773	1,223,466
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.81%, 6.06% 12/1/2039 (b)(c)	23,742	24,727
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 5.963% 2/1/2042 (b)(c)	66,567	69,503
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 6.363% 7/1/2041 (b)(c)	104,783	109,280
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 6.568% 9/1/2041 (b)(c)	84,963	88,659
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.83%, 6.58% 10/1/2041 (b)(c)	30,736	32,075
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.95%, 6.367% 9/1/2036 (b)(c)	28,057	29,074
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.955%, 6.332% 7/1/2037 (b)(c)	36,753	38,198
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.208%, 5.708% 3/1/2035 (b)(c)	19,633	20,222
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.2355%, 5.834% 12/1/2033 (b)(c)	82,503	84,648
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.27%, 6.218% 6/1/2036 (b)(c)	50,724	52,305
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.275%, 6.377% 10/1/2033 (b)(c)	27,185	27,927
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.459%, 6.129% 5/1/2035 (b)(c)	7,423	7,652
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.46%, 6.187% 7/1/2034 (b)(c)	13,969	14,339
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2036	10,963,416	9,758,182
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2041	1,378,688	1,153,984
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2051	29,091,370	21,806,329
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	226,161	201,299
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	56,171	49,996
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	54,750	48,731
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	28,843	25,673
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2040	1,350,959	1,132,611
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2041	28,308,353	23,486,098
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	156,885	139,639
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	58,293	51,885
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2040	1,377,976	1,154,308
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2041	1,405,518	1,175,473
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2051	23,484,899	17,603,827
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2041	1,439,080	1,202,671
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2051	2,670,090	2,001,448
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	184,900	164,169
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2031	28,046	26,484
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	547,755	485,656
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2051	898,010	680,989
Fannie Mae Mortgage pass-thru certificates 1.5% 8/1/2050	59,048	44,317
Fannie Mae Mortgage pass-thru certificates 1.5% 8/1/2051	670,177	502,352
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2037	13,736,766	12,420,503
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2037	4,939,410	4,492,354
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2037	145,946	132,600
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	79,591	62,915
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	237,701	189,311
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	173,974	137,470
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2036	4,200,852	3,799,637
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	11,250,006	9,606,241
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	16,902	14,452
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	15,898	13,594
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	7,223,456	5,791,296
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	1,951,337	1,543,722
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	1,490,508	1,178,224
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	18,008,213	14,387,163
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	466,097	364,510
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	58,094	46,376
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2052	321,418	253,774
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2040	211,645	182,587
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	8,110,408	6,935,438
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	6,337,265	5,418,001
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	5,289,718	4,199,625
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	943,289	745,656
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	936,921	740,622
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	28,379,856	22,655,563
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	17,935,521	14,284,249
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	1,669,627	1,326,598
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2035	180,897	164,355
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	5,669,103	4,882,767
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	4,113,101	3,545,811
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	1,541,079	1,332,918
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2041	38,766	33,084
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	1,068,671	844,768
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	957,090	756,565
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	751,325	596,963
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	38,959	30,797
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	12,409,508	9,859,941
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	8,630,214	6,873,295
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	4,827,754	3,857,000
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	93,351	72,917
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	2,099,243	2,067,595
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2041	14,004,718	12,047,754
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	490,530	391,129
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	80,535	63,662
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	12,645	10,004
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	318,510	253,768
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	70,169	56,015
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2037	24,815	22,433
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2038	17,300,000	15,642,307
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	41,519,912	32,807,884
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	138,682	109,713
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	14,262,291	11,421,204
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	14,267,917	11,354,370
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	4,040,900	3,209,424
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	1,590,542	1,269,726
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	98,270	78,142
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	65,488	52,382
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	58,409	46,628
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	44,716	35,696
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2036	1,390,675	1,266,112
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2036	106,591	96,344
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041	1,447,578	1,250,005
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041	1,354,638	1,164,362
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	44,363,324	35,026,943
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	1,592,601	1,257,433
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	1,062,834	839,157
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	205,582	162,445
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	134,211	107,392
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2037	331,126	299,345
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	873,457	683,085
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2035	108,847	99,063
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	1,035,119	893,676
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	15,743	13,510
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2035	22,650	20,614
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	5,179,468	4,441,513
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	5,334,448	4,256,809
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	282,749	223,685
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	2,608,428	2,057,032
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	1,003,030	799,776
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	332,447	262,899
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	98,047	77,535
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	29,681	23,481
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2035	34,603	31,471
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	12,341,843	9,763,753
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	420,411	336,007
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2041	25,391	21,707
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2050	865,551	684,746
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	1,785,396	1,707,046
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	23,460,500	19,392,412
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	176,983	148,229
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	20,702	17,164
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	5,214,068	4,337,640
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2054	3,624,466	2,993,712
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	1,746,988	1,671,444
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	784,833	751,894
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	14,809	14,188
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2032	33,110	31,461
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2037	1,666,758	1,522,550
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2041	5,135,048	4,522,846
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2050	34,552,781	28,885,206
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	185,873	153,178
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	27,797	23,081
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	1,128,865	1,080,754
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	17,259	16,524
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	4,678	4,454
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2040	4,281,588	3,799,787
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	945,961	831,058
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	60,298	52,936
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	37,281	32,765
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	26,923	23,668
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2050	406,774	341,323
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	28,505,722	23,714,221
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	7,189,024	6,003,093
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	211,757	174,508
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	68,143	56,582
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	3,147,615	3,009,494
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	113,097	108,515
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	173,681	166,163
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	4,002	3,815
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051 (d)(e)	12,448,694	10,356,204
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	10,826,030	8,992,760
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	117,537	97,524
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	36,934	30,587
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	937,444	897,484
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2041	2,827,372	2,500,433
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2042	20,403	18,007
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	392,780	323,075
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2040	905,072	805,706
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2041	1,528,170	1,362,957
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	5,464,229	4,526,968
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	6,405,723	5,328,991
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2031	53,961	52,211
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	1,683,849	1,610,976
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2037	40,562	37,084
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2041	2,680,823	2,368,598
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051	153,394	128,713
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051	51,713	42,697
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	1,617,251	1,346,925
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	765,129	641,540
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	111,022	92,534
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	71,030	58,980
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	767,546	738,053
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2035	319,475	296,422
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2040	645,175	573,884
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	1,814,733	1,604,019
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	1,435,721	1,267,194
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	1,362,379	1,211,405
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	400,187	352,580
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	136,861	120,514
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	19,920,828	16,447,849
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	16,410,825	13,688,243
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	16,058,719	13,369,460
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	12,589,906	10,481,549
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	385,550	322,310
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	142,492	118,853
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	136,028	112,695
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	14,942,228	12,449,280
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2040	41,033	36,459
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2050	14,368,009	12,015,763
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2051	24,338,962	20,301,089
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2052	3,531,710	2,945,793
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2052	2,578,701	2,155,726
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2031	984,139	944,253
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2031	56,153	53,793
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2040	4,377,433	3,887,170
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	5,417,269	4,771,135
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	1,883,060	1,661,598
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	1,445,599	1,278,880
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	20,700,557	17,305,115
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	14,064,460	11,726,748
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	11,625,674	9,700,589
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	1,062,609	1,019,504
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	633,420	607,234
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2041	8,690,142	7,655,043
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2050	188,154	155,763
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	160,712	132,995
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	129,749	107,372
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	125,815	104,116
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2031	141,194	135,177
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2031	28,604	27,404
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2041	50,677	44,613
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2050	10,827,472	9,051,479
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2050	35,814	29,995
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2051	64,992	54,027
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2033	15,523	14,919
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	3,612,124	3,259,409
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	464,253	417,281
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	426,840	384,764
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	396,615	357,493
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	355,998	319,376
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	272,122	244,478
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	224,127	203,469
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	145,766	132,975
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	105,383	95,558
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	86,578	77,917
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	86,256	77,816
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	76,595	68,915
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	75,560	68,636
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	65,686	59,124
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	65,323	58,640
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	59,693	53,727
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	56,299	50,593
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	51,072	46,062
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	48,933	44,031
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	39,199	35,457
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	28,469	25,455
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	5,644	5,062
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	4,666	4,215
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2045	120,661	109,487
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2051	12,317,603	10,608,610
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	310,272	265,478
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	163,916	140,406
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	86,856	78,167
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	5,942	5,373
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	4,434	4,001
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	1,360,724	1,196,595
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	87,095	76,045
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	23,567	20,511
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	1,361,817	1,167,341
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	247,786	214,337
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	149,973	129,587
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2053	83,950	72,067
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2032	185,483	178,121
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2034	1,074,171	1,043,431
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	1,894,106	1,711,355
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	204,215	184,337
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	70,858	64,026
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	61,722	56,040
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	61,860	55,687
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	55,644	50,870
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	23,091	20,850
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	21,292	19,187
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	10,659	9,540
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	3,992	3,568
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	1,690,664	1,486,738
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	1,656,490	1,456,686
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	115,602	100,936
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2049	167,982	145,830
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2050	2,404,935	2,072,768
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	10,718,818	9,325,436
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	9,607,502	8,307,545
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	7,676,032	6,632,617
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	7,188,550	6,197,921
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	339,477	290,997
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	111,513	96,843
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	79,959	69,440
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2030	5,397	5,260
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	3,064,828	2,966,680
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	459,228	444,305
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2039	231,589	212,484
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	1,061,971	959,958
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	440,090	395,992
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	262,723	236,989
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	194,450	174,055
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	185,053	166,899
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	176,479	159,182
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	173,157	155,323
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	147,300	132,408
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	78,678	71,688
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	53,266	48,086
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	34,956	31,512
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	32,066	29,157
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	23,597	21,489
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	22,493	20,316
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	16,081	14,482
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	13,727	12,364
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	4,289	3,876
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	2,890	2,585
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2044	17,581	15,534
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	85,328	74,503
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	3,299	2,880
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2049	201,567	175,742
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2050	22,164,448	19,089,264
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	4,197,547	3,629,592
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	2,764,359	2,388,595
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	1,485,803	1,273,620
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	407,433	348,995
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	151,202	130,365
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	1,773,111	1,733,653
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2033	11,383	10,948
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2035	753,251	733,006
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	2,961,279	2,661,085
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	1,603,979	1,447,028
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	1,204,490	1,083,823
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	1,022,252	918,619
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	560,239	503,580
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	513,661	463,555
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	467,590	419,421
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	299,219	270,609
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	253,928	228,431
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	206,968	186,073
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	40,936	36,629
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	35,588	32,093
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	21,204	19,054
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	13,148	11,757
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	12,102	10,830
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	10,067	9,093
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	9,958	8,998
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	9,763	8,745
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	1,287	1,195
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2048	36,106	31,435
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2049	5,422	4,751
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	8,358,182	7,248,161
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	70,287	61,106
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052 (d)(e)	22,515,688	19,398,808
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	8,100,930	6,979,506
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	1,028,486	886,111
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	963,492	830,114
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	131,655	112,772
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	823,544	795,249
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2035	48,560	45,884
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	876,680	790,897
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	229,892	206,860
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	49,815	44,805
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	36,152	32,522
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	29,879	26,934
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	11,590	10,421
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	10,036	9,011
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	5,415	4,869
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2044	18,217	16,187
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2045	229,620	205,105
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2045	91,759	80,919
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2046	119,123	105,245
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2047	594,516	522,806
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	50,048	43,557
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	11,134,216	9,669,438
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	7,279,679	6,278,767
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	1,938,143	1,660,152
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2029	2,719	2,672
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	579,304	520,981
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	33,471	30,081
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	18,124	16,286
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	8,917	8,002
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	8,290	7,455
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	192,367	169,989
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	100,733	87,575
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	9,409,386	8,186,222
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	2,795,318	2,508,794
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	2,186,648	1,966,551
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	156,708	140,821
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	88,347	79,430
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	80,190	71,626
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	43,928	39,769
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	40,569	36,284
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	36,402	32,507
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	25,498	22,962
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	21,252	19,103
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	17,221	15,459
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	10,932	9,818
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	1,273,237	1,126,935
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	84,216	75,211
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	46,058	41,608
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	547,703	483,846
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	2,018,358	1,750,307
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	5,854	5,051
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	116,832	106,228
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	28,298	25,368
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	25,727	22,992
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	6,065	5,481
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2044	2,128,628	1,913,268
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2045	88,441	78,528
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2046	109,983	96,934
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2050	298,743	255,240
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	438,774	378,720
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2052	70,031	59,790
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2034	2,150,007	2,095,965
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2036	117,653	110,301
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2037	244,730	226,912
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2042	545,440	492,943
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2042	9,214	8,297
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	513,792	460,224
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	15,195	13,605
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	13,495	12,101
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2045	473,624	422,227
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2045	415,098	368,928
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	1,859,212	1,635,774
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	128,923	112,637
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	16,130	14,285
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	13,675,803	11,851,020
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	97,051	84,101
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2051	66,597	57,606
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2032	10,277	9,894
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2039	393,203	361,257
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2042	14,249	12,760
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	667,256	597,724
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	461,494	414,393
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	150,270	134,720
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	6,711	6,006
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	2,575,417	2,276,109
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	481,344	425,928
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	240,494	212,643
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	95,100	83,603
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2046	31,004	27,392
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2049	111,832	96,596
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	5,763,929	4,985,833
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	1,864,770	1,601,965
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2052	9,623,772	8,349,221
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2030	56,774	55,557
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	346,318	333,558
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2035	4,739,547	4,585,411
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	1,735,897	1,561,518
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	299,260	268,188
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	109,556	98,313
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	81,513	72,914
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	9,661,351	8,447,702
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	8,312,035	7,306,885
Fannie Mae Mortgage pass-thru certificates 3.4% 8/1/2042	29,576	27,090
Fannie Mae Mortgage pass-thru certificates 3.4% 9/1/2042	13,869	12,685
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2041	2,966	2,765
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2041	1,528	1,422
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2042	34,215	31,727
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2042	8,913	8,251
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	895,515	828,149
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	195,190	180,409
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	952,362	864,309
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	8,559	7,762
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	4,531	4,110
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	3,471,747	3,151,842
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	6,064	5,475
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	5,899	5,325
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2050	146,658	135,353
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	882,007	790,536
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	439,944	392,875
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2040	58,668	54,669
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2040	12,603	11,748
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2041	1,197	1,112
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	3,642,485	3,368,682
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	1,131,632	1,046,899
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	802,099	745,764
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	345,388	319,651
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	213,846	197,905
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	61,464	56,757
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	6,975	6,483
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	947,577	866,181
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	3,159,311	2,870,170
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	255,638	231,523
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	3,656	3,303
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2048	12,883,408	11,720,418
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	200,178	184,640
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	197,932	182,347
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	115,193	105,890
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	71,443	66,057
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	27,918	25,766
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	122,301	111,503
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	102,986	95,101
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2047	8,196	7,446
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2051	66,947	59,858
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2040	29,728	27,748
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2040	2,352	2,193
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2041	32,078	29,840
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2041	14,241	13,179
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2041	3,354	3,117
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2041	2,306	2,137
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2041	1,983	1,841
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	255,356	236,687
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	60,817	56,002
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2044	3,563	3,269
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	8,369	7,716
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	3,836,489	3,538,574
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	1,208,438	1,096,708
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	438,499	397,956
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2047	1,951,232	1,764,728
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2051	12,025,869	10,726,078
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2041	8,372	7,801
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2041	2,690	2,506
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	650,375	598,173
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	162,720	150,247
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	153,448	140,828
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2046	43,011	39,136
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2046	22,077	20,095
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	1,654,298	1,481,700
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2041	7,880	7,343
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	738,476	679,185
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	715,987	660,437
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2048	7,731	7,018
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	17,398	16,112
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	1,743,002	1,606,100
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	1,383,108	1,273,543
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	243,546	224,087
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	180,053	166,075
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	15,336	14,155
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2045	14,447	13,254
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	6,059,820	5,523,779
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	5,131,586	4,675,938
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2052	446,561	401,226
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	1,483,877	1,367,313
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	826,233	761,023
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	51,173	46,945
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	7,416,109	6,759,469
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	825,269	752,071
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2051	518,296	463,735
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2052	82,202	73,240
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2041	2,692	2,504
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	124,437	115,305
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	42,721	39,520
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	5,499	5,094
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	1,920,006	1,768,640
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	35,493	32,835
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2048	139,777	126,547
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2042	14,355	13,272
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2043	193,480	177,890
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	470,512	427,610
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	287,453	261,092
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	7,494	6,828
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	5,658,956	5,235,039
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2049	2,329,929	2,094,850
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2052	39,739	35,643
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2034	5,408	5,154
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2040	3,333	3,091
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	1,461,148	1,352,255
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	505,347	469,104
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	144,973	133,780
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	1,104,057	1,023,062
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	275,173	254,437
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	4,090	3,769
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2044	7,700	7,056
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	5,109,834	4,646,389
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	1,209,117	1,097,682
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	444,827	404,158
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2049	192,409	173,717
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2050	12,580,958	11,315,529
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	830,082	766,525
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	805,987	745,784
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	423,785	391,567
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	211,003	196,072
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	167,673	155,676
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	77,639	71,800
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	71,712	66,583
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	19,875	18,372
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	10,449	9,667
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2046	995,067	906,539
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2046	352,638	320,364
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	2,044,099	1,857,022
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2052	283,562	253,268
Fannie Mae Mortgage pass-thru certificates 3.65% 5/1/2042	3,641	3,387
Fannie Mae Mortgage pass-thru certificates 3.65% 8/1/2042	9,554	8,881
Fannie Mae Mortgage pass-thru certificates 3.9% 4/1/2042	4,518	4,287
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	2,732,227	2,609,175
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	269,550	257,137
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	108,855	103,864
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	74,489	71,049
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	61,941	59,121
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	34,596	32,991
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	30,421	29,060
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	30,181	28,818
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	28,670	27,453
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	28,196	26,930
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	26,681	25,595
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	13,828	13,160
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	13,627	13,003
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	11,938	11,571
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	10,613	10,166
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	8,081	7,740
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	280,069	267,236
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	136,202	129,676
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	10,550	10,433
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	3,153	2,990
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2043	2,102,562	2,003,156
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2043	99,985	94,733
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2043	48,746	46,328
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2045	68,034	64,025
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2052	196,159	182,307
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2039	2,094	2,002
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	157,192	150,164
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	86,098	82,336
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	45,960	43,930
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	27,116	25,825
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	26,023	24,924
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	19,251	18,448
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	13,043	12,500
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	3,257,889	3,105,890
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	163,819	156,154
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	144,156	137,231
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	45,166	43,078
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	19,181	18,309
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	11,949	11,602
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2042	49,430	46,829
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2042	8,091	7,662
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	816,342	778,584
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	135,458	128,169
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	925,458	874,241
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	207,980	195,167
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	216,364	202,166
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	4,190,383	4,002,327
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	84,865	80,777
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	83,666	79,910
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	80,950	76,705
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	52,995	50,655
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	39,102	37,466
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	35,471	33,830
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	32,923	31,507
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	33,062	31,497
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	31,335	29,903
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	30,296	28,971
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	29,747	28,436
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	26,717	25,526
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	25,903	24,661
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	23,436	22,372
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	23,084	22,007
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	22,821	21,820
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	22,146	21,105
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	20,260	19,375
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	20,231	19,331
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	15,573	14,829
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	15,055	14,331
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	13,110	12,558
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	12,819	12,247
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	10,613	10,104
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	8,565	8,245
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	6,281	5,983
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	3,190	3,060
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	2,058,601	1,962,655
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	83,805	79,882
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	68,667	65,414
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	50,145	47,546
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	11,170	10,640
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2042	31,138	29,679
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2045	3,140,941	2,953,522
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2046	464,722	433,647
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051	266,577	247,752
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051	34,933	32,466
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	481,867	460,322
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	90,355	86,278
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	90,259	86,265
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	80,924	77,197
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	47,330	45,161
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	42,123	40,223
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	32,832	31,605
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	29,179	27,986
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	21,212	20,245
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	18,629	17,783
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	15,571	14,885
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	15,531	14,856
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	15,161	14,477
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	12,594	12,013
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	10,299	9,847
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	9,960	9,566
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	8,713	8,326
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	8,050	7,720
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	5,016	4,785
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	3,748	3,580
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	1,973	1,873
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	655,110	624,052
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	326,910	311,408
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	96,631	92,096
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	64,449	61,368
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	26,041	24,787
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2042	190,904	181,935
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2042	15,959	15,217
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	45,339	42,765
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	16,091	15,174
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	1,842,310	1,738,757
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	270,210	253,707
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	199,939	187,604
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2047	605,388	562,637
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2051	154,497	143,587
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	2,259,828	2,157,934
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	326,383	311,690
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	99,041	95,194
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	88,364	84,352
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	36,816	35,024
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	28,116	26,826
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	26,125	24,937
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	24,581	23,449
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	20,133	19,231
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	19,782	18,875
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	14,337	13,682
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	7,731	7,375
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	220,623	210,101
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	189,454	180,921
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	37,415	35,574
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	31,122	29,758
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	17,794	16,947
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	15,976	15,186
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	5,953	5,728
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2044	47,612	45,063
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2046	742,650	698,855
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2047	3,484,232	3,283,769
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2048	20,051	18,635
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2052	142,601	132,531
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2036	72,094	69,767
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2039	12,096	11,578
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2039	4,785	4,584
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	269,969	257,422
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	135,246	128,693
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	123,947	118,198
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	105,020	99,934
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	72,788	69,451
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	64,361	61,729
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	44,426	42,443
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	36,158	34,560
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	27,431	26,333
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	23,512	22,442
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	19,067	18,203
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	18,137	17,338
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	13,607	12,978
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	10,898	10,407
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	2,213	2,113
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	114,451	108,858
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	104,221	98,753
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	84,423	80,306
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	59,944	57,134
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	17,655	16,828
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	26,609	25,130
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	5,179,313	4,888,723
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	1,511,241	1,439,161
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	259,992	244,869
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	21,518	20,187
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2047	20,004	18,814
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	984,757	938,231
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	712,527	678,944
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	336,877	320,887
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	201,736	192,049
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	152,002	144,611
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	149,724	141,932
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	54,319	51,671
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	53,305	50,723
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	50,500	48,057
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	20,640	19,784
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	6,948	6,589
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2044	355,140	336,315
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	34,028,346	32,084,576
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	24,853	23,397
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	23,875	22,430
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	16,310	15,326
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2046	151,417	142,581
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	3,154,004	2,939,161
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	783,598	728,262
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	719,782	668,953
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2049	8,320	7,676
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	4,791,377	4,435,054
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	36,916	34,309
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2045	120,078	112,798
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	3,211,570	2,992,806
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2048	1,310,237	1,216,483
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052	316,813	293,253
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052	155,639	144,211
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2039	7,604	7,293
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2039	6,447	6,176
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2039	3,429	3,281
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2041	27,777	26,508
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2045	350,835	330,273
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2046	347,039	326,196
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2050	101,888	94,088
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2039	6,604	6,340
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2039	3,245	3,108
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2042	10,320	9,818
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2043	82,820	78,351
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2045	83,239	78,271
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	304,651	287,403
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	284,923	268,480
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	73,116	68,695
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	1,759,861	1,638,333
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	270,732	252,036
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2052	36,872	34,257
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	57,648	55,344
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	23,293	22,377
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	3,920	3,744
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043	193,380	183,267
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043	101,297	95,827
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043	90,254	85,351
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	49,422	46,415
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	35,895	33,872
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	35,510	33,340
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	346,398	331,780
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	164,846	156,914
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2040	161,663	154,164
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2040	66,224	63,160
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	156,680	149,307
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	71,480	67,935
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	37,908	36,336
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	16,952	16,159
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	4,417	4,207
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	355,058	331,760
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	197,610	183,656
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	19,265	17,904
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2052	351,106	326,202
Fannie Mae Mortgage pass-thru certificates 4.25% 11/1/2041	8,308	8,030
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2034	102,690	101,261
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2034	687	678
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2035	11,164	10,997
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2035	5,875	5,794
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2036	177,026	174,588
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2036	14,203	13,978
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2036	13,005	12,807
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2036	6,010	5,916
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2036	2,524	2,505
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2041	54,427	53,333
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2042	218,492	212,916
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2042	51,067	49,754
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2042	5,715	5,567
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2044	25,810	25,086
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2044	3,595	3,498
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2047	68,986	66,358
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2047	46,314	44,520
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	81,707	78,032
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	11,418	10,904
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2049	8,604	8,200
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2049	8,586	8,189
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2033	118,963	117,498
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2033	98,381	97,154
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2033	32,679	32,241
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2033	25,228	24,971
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	70,476	68,883
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	50,145	49,132
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	10,324	10,128
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	2,109	2,072
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2040	84,051	82,224
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2040	10,077	9,879
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2041	1,016,778	992,803
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2041	22,948	22,403
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2044	243,447	236,448
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2045	22,656	22,314
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2046	99,867	95,938
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2047	33,117	31,669
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	53,346	51,213
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2034	54,566	53,728
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2034	38,634	38,051
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2037	36,762	36,377
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	73,353	71,693
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	26,100	25,545
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	23,880	23,351
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	1,171	1,146
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	318,043	310,706
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	40,283	39,385
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	19,770	19,443
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2042	596,680	583,114
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2042	17,242	16,811
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2043	2,209	2,144
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	31,433	30,614
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	5,569	5,394
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2045	1,573,468	1,536,993
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2046	125,090	120,285
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2047	11,411	10,937
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2047	3,713	3,551
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	50,315	47,958
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2033	8,912	8,801
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2033	2,445	2,415
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2034	1,421	1,400
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2034	735	725
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2035	5,777	5,679
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2035	4,667	4,592
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2038	16,996	16,779
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2039	628,343	615,567
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2039	475	464
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	457,173	446,647
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	131,883	129,067
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	30,842	30,066
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	22,707	22,195
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	19,295	18,861
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	18,091	17,669
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	16,807	16,406
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2041	440,405	428,862
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2041	33,612	32,761
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2043	621,031	604,090
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	8,402	8,193
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	4,340	4,209
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2046	270,725	260,327
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2046	166,603	160,204
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2033	2,521	2,493
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2035	15,492	15,260
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2036	5,254	5,177
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2040	28,429	27,817
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	60,061	58,684
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	37,503	36,663
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	6,285	6,140
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	2,975	2,917
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2045	53,685	52,151
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2046	3,787,614	3,702,333
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2046	54,139	52,892
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2047	79,211	76,144
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	54,770	52,307
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	41,664	39,791
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	25,640	24,415
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	8,938	8,527
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2034	53,232	52,640
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2035	83,467	82,183
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2035	24,802	24,430
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	3,240,407	3,146,329
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	52,866	52,050
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	17,370	17,144
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	167,336	163,485
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	6,263	6,116
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	3,631	3,599
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2044	3,925	3,847
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2045	33,251	32,297
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	1,575,823	1,540,705
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	374,082	365,975
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	248,851	239,604
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	255,359	244,753
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	62,534	60,054
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2048	46,842	44,735
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2048	10,159	9,702
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	114,175	112,690
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	72,184	71,168
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	67,951	67,131
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	54,640	53,898
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	45,661	45,067
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	35,125	34,622
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	33,223	32,743
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2034	13,864	13,718
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	2,094,215	2,065,783
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	378,341	373,513
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	82,024	80,955
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	11,933	11,691
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	1,693	1,659
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	139,754	136,892
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	33,631	32,833
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	9,893	9,638
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	3,166	3,103
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	194,092	188,821
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	19,632	19,279
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2045	10,425	10,097
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	258,497	247,519
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	172,029	164,884
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	77,842	75,047
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	60,746	58,337
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	30,258	29,002
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	7,044	6,751
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	31,162	29,761
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	13,429	12,743
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	102,579	101,173
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	77,350	76,333
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	75,605	74,503
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	74,581	73,661
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	61,162	60,349
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	55,037	54,320
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	51,654	50,920
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	51,157	50,491
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	44,179	43,536
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	43,878	43,296
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	41,378	40,791
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	38,209	37,742
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	35,385	34,939
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	34,658	34,170
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	23,860	23,553
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	20,157	19,869
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	17,910	17,665
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	9,460	9,375
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	9,452	9,315
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	2,025	2,002
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2037	75,431	74,508
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	6,737,549	6,541,940
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	5,681	5,567
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2040	21,480	21,005
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2041	90,900	88,733
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2041	58,010	56,509
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2041	52,771	51,518
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	235,961	226,456
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	140,034	134,218
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	93,365	89,750
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	42,772	41,116
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2048	103,660	98,966
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2033	67,742	67,070
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2033	52,353	51,792
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2033	37,757	37,260
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2034	108,910	107,447
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2034	70,038	69,097
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2034	55,089	54,388
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2034	26,136	25,789
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2034	16,045	15,840
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2034	13,199	13,047
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2034	12,724	12,541
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039	1,643,342	1,595,631
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039	4,229	4,145
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2041	112,419	109,507
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2041	80,453	79,310
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2041	39,022	38,153
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2044	877,793	852,717
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2045	28,456	27,407
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2046	53,690	51,662
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2046	39,190	37,721
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	4,011,335	3,856,015
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	178,383	170,584
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	132,195	127,076
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	71,708	68,797
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	44,384	42,665
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	66,626	65,857
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	22,899	22,595
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	13,351	13,195
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	7,646	7,613
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	768	760
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	347	345
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	837,526	820,416
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	112,413	110,140
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	35,544	34,832
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	17,186	16,816
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	7,062	6,911
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	4,464	4,375
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2040	72,657	71,069
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2040	25,689	25,078
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2041	37,188	36,323
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2041	23,069	22,462
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2041	2,569	2,504
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2045	13,383	13,027
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	302,576	290,766
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	75,263	73,600
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	53,636	51,291
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	151,693	149,722
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	119,034	117,597
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	113,963	112,526
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	105,195	104,026
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	104,221	102,963
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	100,969	99,655
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	100,474	99,245
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	92,219	91,054
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	88,543	87,391
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	84,475	83,569
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	81,646	80,695
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	74,266	73,429
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	69,210	68,383
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	64,574	63,749
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	48,489	47,909
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	47,863	47,278
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	47,689	47,049
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	39,810	39,336
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	32,500	32,100
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	32,309	31,993
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	27,913	27,655
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	27,890	27,562
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	27,477	27,171
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	27,279	27,067
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	22,969	22,713
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	13,715	13,546
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	13,320	13,143
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	6,078	6,003
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	4,104	4,051
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	2,999	2,962
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	1,887	1,864
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	1,246	1,233
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	893	884
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	687	680
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	435	430
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2037	11,144	11,035
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	4,329,579	4,203,880
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	8,071	7,908
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	7,939	7,779
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	5,630	5,506
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	36,966	36,099
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	22,665	22,145
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	2,646	2,590
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	38,685	37,780
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	28,286	27,564
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	11,407	11,163
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2041	1,754	1,709
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2042	1,575,586	1,535,397
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	1,785	1,733
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2047	3,022	2,890
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2049	3,816,643	3,634,274
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	153,595	151,552
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	146,604	144,896
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	141,210	139,508
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	136,600	134,786
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	123,486	121,963
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	97,650	96,338
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	95,071	93,886
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	88,561	87,529
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	82,654	81,634
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	77,626	76,627
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	73,594	72,676
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	72,635	71,808
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	68,794	67,907
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	63,733	62,902
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	58,723	57,967
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	45,450	44,878
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	45,467	44,863
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	35,206	34,772
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	28,291	27,911
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	20,674	20,480
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	16,498	16,283
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	15,624	15,461
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	14,594	14,402
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	5,492	5,424
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	1,870	1,847
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	217,389	214,233
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	11,608	11,455
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2039	11,113	10,973
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	109,567	107,054
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	46,868	45,946
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	12,927	12,602
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	9,733	9,571
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2041	2,000,000	1,953,478
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2041	29,411	28,664
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2042	135,870	132,781
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2043	8,322	8,167
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2044	184,890	179,115
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	56,485	54,016
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	13,386	12,801
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2049	6,777,132	6,506,250
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2029	509	510
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2040	6,744,857	6,717,678
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2041	60,188	59,809
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	10,969,921	10,743,021
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	8,226,113	8,071,390
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2040	2,855,956	2,844,492
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2044	81,889	81,672
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	5,225,814	5,134,055
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	3,989,945	3,914,899
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	2,622,473	2,568,231
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2054	47,098	45,651
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	2,852,865	2,799,206
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2035	270,477	269,767
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2038	45,344	45,211
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2056	4,949,863	4,782,514
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2033	6,260	6,248
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2040	537,477	536,075
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2044	5,202	5,154
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	1,844,382	1,836,691
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	6,448	6,406
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	2,732	2,716
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2053	397,399	386,000
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2054	18,923,849	18,609,310
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2044	5,802	5,757
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2052	1,718,443	1,691,492
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2055	36,323	35,408
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2056	421,786	407,394
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2038	87,822	87,950
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	1,074,513	1,071,698
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	94,209	93,962
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	414,578	412,849
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	9,752	9,689
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2044	4,129	4,093
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2052	2,361,945	2,312,353
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2052	664,962	654,117
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2052	29,221	28,745
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2056	60,904	58,826
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2033	9,635	9,615
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2033	4,466	4,456
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2035	91,669	91,394
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2041	13,505,620	13,449,298
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2041	562,129	560,136
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2041	397,177	395,520
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2044	8,719	8,643
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2044	1,822	1,805
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2052	9,774,963	9,566,671
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2053	38,752	37,858
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2041	1,538,246	1,531,831
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2041	1,534	1,524
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2044	3,420	3,390
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2052	61,517	60,211
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2040	1,631,387	1,625,094
Fannie Mae Mortgage pass-thru certificates 5.309% 8/1/2041 (c)	888,946	881,719
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2052	13,745,846	13,765,153
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	9,653,667	9,709,461
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	9,361,284	9,386,135
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054	111,275	110,771
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2053	1,977,682	1,978,605
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2054	354,601	352,994
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2056	8,470,788	8,511,805
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2056	8,237,440	8,287,624
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2053	10,049,938	10,057,773
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	5,530,950	5,559,460
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	61,119	61,243
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	30,676	30,738
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	103,427	102,958
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2056	16,233,582	16,281,748
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	61,283	61,407
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2054	60,934	60,962
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2056	18,491,766	18,546,633
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	18,637,748	18,733,818
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	7,085,489	7,128,655
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2052	10,462,422	10,480,387
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054	64,340	64,048
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.475%, 5.475% 10/1/2033 (b)(c)	7,189	7,325
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.505%, 5.63% 1/1/2035 (b)(c)	8,699	8,888
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.51%, 5.635% 2/1/2033 (b)(c)	2,212	2,250
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.535%, 5.619% 12/1/2034 (b)(c)	15,482	15,813
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.535%, 5.66% 3/1/2035 (b)(c)	12,650	12,935
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.55%, 5.574% 10/1/2033 (b)(c)	5,713	5,830
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.565%, 5.69% 7/1/2035 (b)(c)	3,593	3,680
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.96%, 5.96% 9/1/2035 (b)(c)	8,873	9,185
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2036	18,069	18,506
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2036	17,661	18,065
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2036	3,354	3,431
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2038	321,447	329,538
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2040	319,447	327,708
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2042	24,257	24,917
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2056	9,409,064	9,594,096
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2056	112,827	115,471
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2056	51,257	52,458
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2034	130,661	133,530
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2034	16,504	16,844
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	21,041	21,536
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	19,150	19,598
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	3,361	3,438
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	2,902	2,959
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	1,978	2,025
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	1,508	1,543
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	976	999
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	621	636
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	253	259
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2037	292,359	299,474
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2054	5,149,807	5,286,580
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2055	196,223	200,374
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	97,319	99,524
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	44,898	45,851
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	39,630	40,440
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	5,868	6,010
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	4,571	4,682
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	1,565	1,601
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	1,392	1,425
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2037	57,273	58,807
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	119,712	121,887
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	13,754,554	14,094,072
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	5,177,117	5,314,617
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	2,121,921	2,179,603
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	470,092	480,961
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2038	136,832	140,542
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2041	5,310,957	5,452,719
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	120,249	123,067
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2056	13,486,978	13,803,032
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2036	12,065	12,307
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2038	110,740	113,627
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2039	10,353	10,638
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2055	6,772,024	6,939,185
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2056	19,262,202	19,743,689
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2056	18,614,699	19,114,904
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2056	8,992,781	9,242,861
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2056	9,053,909	9,220,102
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2056	2,596,901	2,661,002
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2032	4,673	4,759
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2036	6,514	6,662
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2037	20,951	21,454
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2040	385,557	395,409
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	141,482	143,858
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2055	9,161,120	9,372,939
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2056	7,529,232	7,722,142
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2056	4,622,560	4,748,219
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2032	510	520
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	30,266	30,905
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	15,212	15,570
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	8,562	8,756
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	216	219
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2036	192,615	197,052
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	9,708,223	9,953,928
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	54,946	56,251
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2055	19,945,145	20,474,868
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	56,126	57,383
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	19,919	20,351
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	19,826	20,265
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	2,804	2,869
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	1,272	1,301
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	1,048	1,072
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2036	426	431
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2038	53,441	54,846
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2040	4,486,673	4,596,618
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2041	1,017,055	1,043,241
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053	2,290,648	2,348,622
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	16,142,300	16,550,845
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	291,229	297,052
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	10,268,752	10,496,554
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	223,871	227,176
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	211,693	216,654
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	13,952	14,268
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	11,893	12,156
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	8,773	8,973
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	4,405	4,503
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	697	713
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	402	411
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2037	59,308	60,463
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2029	15,488	15,672
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	38,426	39,295
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	25,621	26,199
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	23,684	24,200
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	6,541	6,698
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	3,730	3,816
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	2,788	2,850
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	360	367
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2037	24,517	25,149
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2053	33,193	33,898
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	4,767,525	4,897,126
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2036	6,570	6,805
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2036	1,234	1,273
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2036	1,218	1,261
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2054	210,478	219,498
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2055	24,618	25,759
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2035	28,411	29,421
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2036	641	664
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2053	64,392	67,152
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2032	51,992	53,599
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2035	509,225	524,961
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2036	3,844	3,985
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2053	4,462,649	4,667,845
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2053	2,027,318	2,120,915
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2036	1,196	1,236
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2037	8,724	9,037
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054	2,480,706	2,561,863
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2055	96,337	100,713
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2036	186	192
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2037	2,324	2,413
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2055	10,665,646	11,105,057
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2056	8,493,890	8,874,492
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2035	3,300	3,402
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2038	218	226
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2053	9,466,652	9,904,893
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2036	2,736	2,828
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	5,156,845	5,329,097
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	5,050,339	5,282,557
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2055	3,336,319	3,488,944
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	152,479	157,191
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	28,680	29,566
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	62,945	64,890
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	1,919	1,986
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	11,334,803	11,848,901
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	7,132,583	7,373,059
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	3,099,705	3,232,545
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	163,608	171,859
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	127,722	133,594
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2055	8,296,590	8,681,315
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2056	8,884,084	9,313,403
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2035	15,489	16,039
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2035	3,327	3,446
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2035	552	572
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	471,116	485,675
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	368,510	379,898
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	82,483	85,032
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2054	3,785,647	3,958,294
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2055	14,013,388	14,658,829
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2055	10,620,823	11,116,645
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2035	1,034	1,070
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2035	307	316
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	9,452,673	9,875,498
Fannie Mae Mortgage pass-thru certificates 6.79% 2/1/2039 (c)	167,357	171,578
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	53	56
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	43	45
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2029	155	163
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2029	2	1
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2032	2,810	2,942
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2032	651	682
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2033	41	43
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2053	565,983	601,982
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	3,471,574	3,688,039
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	210,529	223,459
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	122,633	129,647
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	51,909	54,878
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	29,064	30,783
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	15,840	16,751
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2055	2,693,974	2,849,746
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2055	2,066,789	2,189,687
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2055	1,479,118	1,565,569
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2056	459,952	486,152
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2026	73	73
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2027	17	17
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	128	134
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	26	26
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	976	1,022
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	397	416
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	284	297
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2031	590	617
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2031	573	600
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2032	1,033	1,082
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2032	762	798
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2032	106	111
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2053	21,393	22,659
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2055	735,825	780,556
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2055	642,157	679,780
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2055	280,939	295,476
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2027	132	132
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2027	84	84
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	195	196
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	165	173
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	144	150
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2029	2,857	2,991
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2032	652	682
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	31,950	33,852
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2054	289,990	307,121
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2055	961,227	1,010,424
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2055	598,665	635,058
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2055	525,261	554,509
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2055	409,997	433,038
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2055	401,565	423,323
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2055	388,325	408,207
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2055	344,821	362,885
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2026	13	13
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2026	2	1
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2028	101	102
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2031	2,030	2,126
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2031	1,266	1,325
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2032	637	667
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	212,944	225,157
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	30,237	31,967
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	27,874	29,514
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	14,585	15,385
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	13,512	14,277
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2055	621,139	655,143
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2055	544,759	575,510
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2055	372,813	391,778
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2055	361,972	383,813
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2027	33	33
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	1,080	1,131
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	496	519
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	237	248
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2029	2,176	2,278
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2030	1,455	1,523
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2030	48	50
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2032	752	787
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2033	5,173	5,416
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2033	259	271
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2053	532,831	565,722
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2054	635,176	670,544
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2054	294,479	312,031
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2054	56,492	59,873
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2054	23,472	24,853
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2028	43	45
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	18,435	19,304
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	1,220	1,277
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	516	541
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	252	264
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2033	3,377	3,536
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2053	184,361	196,087
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2054	420,544	444,388
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2055	383,459	405,991
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2028	144	151
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2031	609	638
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2032	1,717	1,797
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2032	105	110
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2053	376,580	399,826
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2054	344,587	364,334
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2055	1,352,404	1,426,482
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2029	9,913	10,380
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2029	158	166
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2030	27,056	28,330
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	917	960
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	862	903
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	192	201
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	187	196
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	134	140
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	23	24
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2053	151,079	160,360
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2028	4,317	4,520
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2028	15	16
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2029	2,796	2,928
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2031	756	792
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	18,386	19,252
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	6,311	6,609
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	3,660	3,833
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	1,773	1,856
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	639	669
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	521	546
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	51	54
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	47	49
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2033	990	1,037
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2054	66,334	70,739
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2028	4,647	4,866
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2028	35	35
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2029	1,254	1,313
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2029	333	349
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2029	21	22
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2031	1,074	1,124
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2031	380	398
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	2,544	2,664
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	2,271	2,378
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	485	508
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	284	297
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2037	9,841	10,318
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2027	580	582
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2028	520	544
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2028	156	164
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	599	627
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	173	181
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2031	1,374	1,439
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2031	195	204
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	32,772	34,316
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	8,228	8,615
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	2,375	2,486
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	235	246
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	43	46
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2054	303,374	321,973
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2055	544,661	574,385
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2055	532,459	561,833
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2055	496,554	526,585
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2055	419,174	445,999
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2026	71	70
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2027	153	154
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	1,144	1,198
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	989	1,036
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	519	522
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	16	17
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2029	199	208
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2030	4,614	4,831
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	7,223	7,564
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	714	747
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	357	374
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	106	107
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2032	6,275	6,571
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2053	19,173	20,269
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2054	309,264	327,543
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2055	356,410	375,264
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2027	101	101
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2027	4	3
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	1,401	1,413
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	1,050	1,060
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	591	594
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	497	502
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	427	432
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	283	286
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	166	167
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	137	138
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	66	66
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	9	8
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	520	525
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	303	304
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	110	111
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	87	87
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	11	11
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2028	293	297
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2028	65	66
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2029	5,479	5,637
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2029	651	667
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2026	1	0
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	277	279
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	261	263
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	235	237
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	86	87
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	84	85
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	68	69
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	31	31
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	1	0
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2028	96	97
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2029	364	373
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2029	100	102
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2031	1,403	1,448
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2027	515	522
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2027	349	352
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2028	614	621
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2029	332	337
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2029	18	19
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2030	2,836	2,939
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2027	281	282
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2027	237	237
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	278	281
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	72	73
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	28	28
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	11	10
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2030	2,063	2,116
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2030	127	131
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2031	1,199	1,241
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	1,345	1,350
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	269	272
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2029	393	396
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2032	334	347
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2028	446	451
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2029	36	37
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2032	2,062	2,155
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2032	374	391
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	1,149	1,155
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	84	85
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	35	35
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	16	16
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2028	102	103
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2028	22	22
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2029	238	244
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2029	28	29
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2032	990	1,032
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	368	370
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	85	85
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	12	12
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2028	868	882
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	428	447
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	227	236
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	97	100
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	91	95
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2032	79	83
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	144	145
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	144	145
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	49	49
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2029	319	328
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2029	248	253
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	145	146
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	34	35
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	34	34
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	30	30
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	4	3
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2028	222	225
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2028	10	9
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	588	601
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	316	322
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	155	157
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	79	81
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	55	56
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2030	18,144	18,334
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2030	678	700
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2032	5,630	5,879
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2026	15	15
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	1,050	1,060
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	361	365
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	85	85
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	38	39
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	4	3
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	1,823	1,868
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	889	911
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	143	147
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	124	127
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	20	20
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2030	23	23
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2032	1,434	1,501
Fannie Mae Mortgage pass-thru certificates 8% 3/1/2037	21,624	22,776
Fannie Mae Mortgage pass-thru certificates 9% 10/1/2030	3,553	3,711
Federal Home Loan Bank 6% 3/1/2056	2,924,154	2,997,248
Freddie Mac 7% 1/1/2055	410,156	434,000
Freddie Mac Gold Pool 1.5% 1/1/2036	6,615,247	5,888,017
Freddie Mac Gold Pool 1.5% 1/1/2051	28,734,324	21,538,694
Freddie Mac Gold Pool 1.5% 1/1/2051	3,945,430	2,975,912
Freddie Mac Gold Pool 1.5% 11/1/2035	6,424,741	5,718,454
Freddie Mac Gold Pool 1.5% 11/1/2050	343,543	260,090
Freddie Mac Gold Pool 1.5% 12/1/2035	7,331,416	6,525,456
Freddie Mac Gold Pool 1.5% 12/1/2040	820,979	687,706
Freddie Mac Gold Pool 1.5% 12/1/2050	231,299	175,112
Freddie Mac Gold Pool 1.5% 12/1/2050	74,215	56,256
Freddie Mac Gold Pool 1.5% 2/1/2041	1,426,983	1,193,325
Freddie Mac Gold Pool 1.5% 2/1/2051	29,303,055	21,965,004
Freddie Mac Gold Pool 1.5% 3/1/2041	1,438,954	1,202,371
Freddie Mac Gold Pool 1.5% 3/1/2051	108,600	81,404
Freddie Mac Gold Pool 1.5% 3/1/2051	86,279	65,401
Freddie Mac Gold Pool 1.5% 4/1/2036	231,913	205,911
Freddie Mac Gold Pool 1.5% 4/1/2041	1,473,109	1,229,973
Freddie Mac Gold Pool 1.5% 4/1/2041	58,947	49,270
Freddie Mac Gold Pool 1.5% 4/1/2051	43,801,350	32,832,648
Freddie Mac Gold Pool 1.5% 6/1/2051	214,154	162,400
Freddie Mac Gold Pool 1.5% 7/1/2035	2,296,396	2,046,100
Freddie Mac Gold Pool 1.5% 8/1/2035	5,256,514	4,683,581
Freddie Mac Gold Pool 1.5% 8/1/2051	173,874	130,659
Freddie Mac Gold Pool 2% 1/1/2051	2,053,851	1,622,896
Freddie Mac Gold Pool 2% 1/1/2051	2,025,394	1,601,043
Freddie Mac Gold Pool 2% 1/1/2051	983,195	776,893
Freddie Mac Gold Pool 2% 1/1/2051	468,385	371,861
Freddie Mac Gold Pool 2% 1/1/2051	325,827	258,681
Freddie Mac Gold Pool 2% 1/1/2052	242,642	191,047
Freddie Mac Gold Pool 2% 1/1/2052	19,602	15,611
Freddie Mac Gold Pool 2% 10/1/2036	5,200,152	4,703,496
Freddie Mac Gold Pool 2% 10/1/2041	742,346	634,381
Freddie Mac Gold Pool 2% 10/1/2051	24,179,816	19,212,008
Freddie Mac Gold Pool 2% 10/1/2051	1,358,980	1,082,322
Freddie Mac Gold Pool 2% 10/1/2051	23,515	18,772
Freddie Mac Gold Pool 2% 11/1/2041	22,382	19,130
Freddie Mac Gold Pool 2% 11/1/2050	174,225	137,722
Freddie Mac Gold Pool 2% 11/1/2050	25,739	20,346
Freddie Mac Gold Pool 2% 11/1/2051	34,918,739	27,744,590
Freddie Mac Gold Pool 2% 11/1/2051	4,757,613	3,789,069
Freddie Mac Gold Pool 2% 11/1/2051	1,790,469	1,425,970
Freddie Mac Gold Pool 2% 11/1/2051	1,068,214	850,750
Freddie Mac Gold Pool 2% 11/1/2051	90,301	71,607
Freddie Mac Gold Pool 2% 12/1/2051	16,551,448	13,181,942
Freddie Mac Gold Pool 2% 2/1/2041	18,366	15,800
Freddie Mac Gold Pool 2% 2/1/2051	23,760,583	19,042,261
Freddie Mac Gold Pool 2% 2/1/2051	18,704,283	14,779,607
Freddie Mac Gold Pool 2% 2/1/2051	3,983,630	3,115,387
Freddie Mac Gold Pool 2% 2/1/2052	19,483,726	15,474,653
Freddie Mac Gold Pool 2% 2/1/2052	19,468	15,572
Freddie Mac Gold Pool 2% 3/1/2041	3,349,343	2,895,300
Freddie Mac Gold Pool 2% 3/1/2051	25,951,310	20,506,007
Freddie Mac Gold Pool 2% 3/1/2051	45,583	36,061
Freddie Mac Gold Pool 2% 3/1/2052	65,375	51,841
Freddie Mac Gold Pool 2% 4/1/2037	493,644	446,266
Freddie Mac Gold Pool 2% 5/1/2041	16,832	14,444
Freddie Mac Gold Pool 2% 5/1/2051	19,275,393	15,435,682
Freddie Mac Gold Pool 2% 5/1/2051	16,120,494	12,727,892
Freddie Mac Gold Pool 2% 5/1/2051	2,215,416	1,768,561
Freddie Mac Gold Pool 2% 5/1/2051	825,310	653,168
Freddie Mac Gold Pool 2% 6/1/2041	27,994	24,020
Freddie Mac Gold Pool 2% 6/1/2050	15,649,016	12,531,690
Freddie Mac Gold Pool 2% 7/1/2038	15,413,653	13,936,711
Freddie Mac Gold Pool 2% 7/1/2041	18,777,362	16,130,571
Freddie Mac Gold Pool 2% 7/1/2041	15,647	13,406
Freddie Mac Gold Pool 2% 7/1/2051	1,621,766	1,278,941
Freddie Mac Gold Pool 2% 7/1/2051	1,269,744	1,012,443
Freddie Mac Gold Pool 2% 8/1/2050	14,121,914	11,171,984
Freddie Mac Gold Pool 2% 8/1/2050	636,104	507,602
Freddie Mac Gold Pool 2% 9/1/2050	56,726,467	44,876,865
Freddie Mac Gold Pool 2% 9/1/2050	17,540	13,876
Freddie Mac Gold Pool 2.5% 1/1/2031	12,866	12,391
Freddie Mac Gold Pool 2.5% 1/1/2032	122,384	117,012
Freddie Mac Gold Pool 2.5% 1/1/2033	44,387	42,148
Freddie Mac Gold Pool 2.5% 1/1/2041	7,296,859	6,456,324
Freddie Mac Gold Pool 2.5% 1/1/2042	57,779	50,709
Freddie Mac Gold Pool 2.5% 1/1/2052	58,540	48,700
Freddie Mac Gold Pool 2.5% 10/1/2031	1,243,771	1,193,887
Freddie Mac Gold Pool 2.5% 10/1/2040	52,015	46,130
Freddie Mac Gold Pool 2.5% 10/1/2041	28,103	24,700
Freddie Mac Gold Pool 2.5% 10/1/2050	113,022	94,660
Freddie Mac Gold Pool 2.5% 10/1/2051	110,611	92,018
Freddie Mac Gold Pool 2.5% 11/1/2031	1,452,009	1,390,092
Freddie Mac Gold Pool 2.5% 11/1/2032	624,778	593,270
Freddie Mac Gold Pool 2.5% 11/1/2041	12,723,100	11,195,852
Freddie Mac Gold Pool 2.5% 11/1/2041	1,290,615	1,133,752
Freddie Mac Gold Pool 2.5% 11/1/2041	1,217,048	1,071,197
Freddie Mac Gold Pool 2.5% 11/1/2050	214,800	179,097
Freddie Mac Gold Pool 2.5% 11/1/2050	19,858	16,632
Freddie Mac Gold Pool 2.5% 11/1/2051	27,367	22,878
Freddie Mac Gold Pool 2.5% 12/1/2031	9,649	9,226
Freddie Mac Gold Pool 2.5% 12/1/2050	17,805	14,906
Freddie Mac Gold Pool 2.5% 12/1/2051	19,139,749	15,898,641
Freddie Mac Gold Pool 2.5% 12/1/2051	4,190,324	3,468,953
Freddie Mac Gold Pool 2.5% 12/1/2051	90,556	75,136
Freddie Mac Gold Pool 2.5% 2/1/2042	2,369,909	2,096,673
Freddie Mac Gold Pool 2.5% 2/1/2051	20,743,333	17,366,804
Freddie Mac Gold Pool 2.5% 3/1/2051	58,847	48,753
Freddie Mac Gold Pool 2.5% 4/1/2042	883,724	775,974
Freddie Mac Gold Pool 2.5% 4/1/2052	2,656,230	2,215,557
Freddie Mac Gold Pool 2.5% 4/1/2052	156,691	130,157
Freddie Mac Gold Pool 2.5% 4/1/2052	23,982	20,071
Freddie Mac Gold Pool 2.5% 5/1/2030	5,148	4,992
Freddie Mac Gold Pool 2.5% 5/1/2041	5,011,949	4,461,519
Freddie Mac Gold Pool 2.5% 5/1/2041	19,902	17,586
Freddie Mac Gold Pool 2.5% 5/1/2051	47,150,961	39,328,542
Freddie Mac Gold Pool 2.5% 5/1/2051	29,056	24,290
Freddie Mac Gold Pool 2.5% 6/1/2031	624,296	601,155
Freddie Mac Gold Pool 2.5% 6/1/2031	209,942	201,691
Freddie Mac Gold Pool 2.5% 6/1/2040	723,941	646,216
Freddie Mac Gold Pool 2.5% 6/1/2041	1,044,172	919,909
Freddie Mac Gold Pool 2.5% 7/1/2031	350,111	336,615
Freddie Mac Gold Pool 2.5% 7/1/2050	44,244	36,890
Freddie Mac Gold Pool 2.5% 7/1/2050	20,572	17,236
Freddie Mac Gold Pool 2.5% 7/1/2051	13,459,556	11,197,151
Freddie Mac Gold Pool 2.5% 7/1/2051	6,721,484	5,625,283
Freddie Mac Gold Pool 2.5% 8/1/2031	598,463	574,948
Freddie Mac Gold Pool 2.5% 8/1/2041	994,699	876,783
Freddie Mac Gold Pool 2.5% 8/1/2041	42,672	37,547
Freddie Mac Gold Pool 2.5% 8/1/2050	10,908,695	9,119,378
Freddie Mac Gold Pool 2.5% 9/1/2041	2,183,471	1,932,847
Freddie Mac Gold Pool 3% 1/1/2033	6,041	5,795
Freddie Mac Gold Pool 3% 1/1/2033	4,634	4,457
Freddie Mac Gold Pool 3% 1/1/2034	31,783	30,504
Freddie Mac Gold Pool 3% 1/1/2043	301,668	272,080
Freddie Mac Gold Pool 3% 1/1/2043	25,459	22,795
Freddie Mac Gold Pool 3% 1/1/2052	6,407,343	5,526,372
Freddie Mac Gold Pool 3% 1/1/2052	1,049,763	899,194
Freddie Mac Gold Pool 3% 1/1/2052	632,048	541,392
Freddie Mac Gold Pool 3% 10/1/2042	48,382	43,516
Freddie Mac Gold Pool 3% 10/1/2049	32,851	28,376
Freddie Mac Gold Pool 3% 10/1/2049	17,736	15,319
Freddie Mac Gold Pool 3% 10/1/2051	8,507,857	7,351,371
Freddie Mac Gold Pool 3% 11/1/2032	32,423	31,184
Freddie Mac Gold Pool 3% 11/1/2042	32,821	29,840
Freddie Mac Gold Pool 3% 11/1/2047	7,371	6,420
Freddie Mac Gold Pool 3% 11/1/2047	5,113	4,457
Freddie Mac Gold Pool 3% 11/1/2049	31,733,890	27,618,592
Freddie Mac Gold Pool 3% 11/1/2049	95,171	82,978
Freddie Mac Gold Pool 3% 11/1/2050	1,652,253	1,424,046
Freddie Mac Gold Pool 3% 11/1/2051	6,058,008	5,192,885
Freddie Mac Gold Pool 3% 12/1/2030	575,556	559,419
Freddie Mac Gold Pool 3% 12/1/2032	1,926,245	1,864,555
Freddie Mac Gold Pool 3% 12/1/2032	263,737	254,102
Freddie Mac Gold Pool 3% 12/1/2042	3,633,096	3,282,336
Freddie Mac Gold Pool 3% 12/1/2042	31,190	28,184
Freddie Mac Gold Pool 3% 12/1/2042	11,731	10,554
Freddie Mac Gold Pool 3% 12/1/2046	22,072,582	19,325,886
Freddie Mac Gold Pool 3% 12/1/2050	13,378,685	11,530,834
Freddie Mac Gold Pool 3% 2/1/2032	62,480	60,344
Freddie Mac Gold Pool 3% 2/1/2032	54,834	52,987
Freddie Mac Gold Pool 3% 2/1/2033	548,277	533,542
Freddie Mac Gold Pool 3% 2/1/2034	3,026	2,888
Freddie Mac Gold Pool 3% 2/1/2037	888,158	826,447
Freddie Mac Gold Pool 3% 2/1/2037	50,066	46,665
Freddie Mac Gold Pool 3% 2/1/2043	344,076	311,680
Freddie Mac Gold Pool 3% 2/1/2043	170,973	154,526
Freddie Mac Gold Pool 3% 2/1/2043	70,607	63,525
Freddie Mac Gold Pool 3% 2/1/2043	17,623	15,858
Freddie Mac Gold Pool 3% 2/1/2048	54,172	47,164
Freddie Mac Gold Pool 3% 2/1/2050	74,174	63,999
Freddie Mac Gold Pool 3% 2/1/2052	2,713,297	2,324,125
Freddie Mac Gold Pool 3% 2/1/2052	1,342,314	1,149,784
Freddie Mac Gold Pool 3% 3/1/2032	26,202	25,310
Freddie Mac Gold Pool 3% 3/1/2033	465,642	447,549
Freddie Mac Gold Pool 3% 3/1/2043	78,672	71,027
Freddie Mac Gold Pool 3% 3/1/2050	58,504	50,533
Freddie Mac Gold Pool 3% 3/1/2052	13,649,114	11,682,871
Freddie Mac Gold Pool 3% 3/1/2052	531,787	455,512
Freddie Mac Gold Pool 3% 3/1/2052	30,051	25,891
Freddie Mac Gold Pool 3% 4/1/2032	60,342	58,516
Freddie Mac Gold Pool 3% 4/1/2032	20,123	19,505
Freddie Mac Gold Pool 3% 4/1/2033	18,938	18,193
Freddie Mac Gold Pool 3% 4/1/2033	8,689	8,351
Freddie Mac Gold Pool 3% 4/1/2034	979,122	937,137
Freddie Mac Gold Pool 3% 4/1/2038	200,182	184,982
Freddie Mac Gold Pool 3% 4/1/2043	29,677	26,810
Freddie Mac Gold Pool 3% 4/1/2045	187,591	165,298
Freddie Mac Gold Pool 3% 4/1/2045	125,824	110,955
Freddie Mac Gold Pool 3% 4/1/2046	389,304	342,788
Freddie Mac Gold Pool 3% 4/1/2046	350,899	309,788
Freddie Mac Gold Pool 3% 4/1/2050	60,093	51,849
Freddie Mac Gold Pool 3% 4/1/2052	11,278,112	9,815,550
Freddie Mac Gold Pool 3% 5/1/2033	28,440	27,335
Freddie Mac Gold Pool 3% 5/1/2045	199,499	176,701
Freddie Mac Gold Pool 3% 5/1/2046	5,936,526	5,234,563
Freddie Mac Gold Pool 3% 5/1/2046	944,534	832,451
Freddie Mac Gold Pool 3% 5/1/2051	5,662,639	4,864,595
Freddie Mac Gold Pool 3% 6/1/2031	390,464	379,090
Freddie Mac Gold Pool 3% 6/1/2031	154,329	149,922
Freddie Mac Gold Pool 3% 6/1/2031	91,106	88,349
Freddie Mac Gold Pool 3% 6/1/2031	52,782	51,157
Freddie Mac Gold Pool 3% 6/1/2031	47,480	46,231
Freddie Mac Gold Pool 3% 6/1/2031	41,012	39,730
Freddie Mac Gold Pool 3% 6/1/2031	34,105	33,208
Freddie Mac Gold Pool 3% 6/1/2046	6,063,847	5,336,465
Freddie Mac Gold Pool 3% 6/1/2050	15,175,672	13,193,441
Freddie Mac Gold Pool 3% 6/1/2052	1,738,994	1,489,567
Freddie Mac Gold Pool 3% 7/1/2032	74,565	72,058
Freddie Mac Gold Pool 3% 7/1/2033	14,010	13,488
Freddie Mac Gold Pool 3% 7/1/2045	420,828	373,405
Freddie Mac Gold Pool 3% 7/1/2045	151,586	137,945
Freddie Mac Gold Pool 3% 7/1/2045	27,471	24,497
Freddie Mac Gold Pool 3% 8/1/2032	134,471	129,893
Freddie Mac Gold Pool 3% 8/1/2032	78,545	75,869
Freddie Mac Gold Pool 3% 8/1/2042	68,900	62,442
Freddie Mac Gold Pool 3% 8/1/2042	53,402	48,130
Freddie Mac Gold Pool 3% 8/1/2045	209,188	185,204
Freddie Mac Gold Pool 3% 8/1/2045	122,735	109,532
Freddie Mac Gold Pool 3% 8/1/2049	4,829	4,171
Freddie Mac Gold Pool 3% 8/1/2050	172,897	150,583
Freddie Mac Gold Pool 3% 8/1/2052	4,048,304	3,515,723
Freddie Mac Gold Pool 3% 9/1/2033	20,104	19,243
Freddie Mac Gold Pool 3% 9/1/2049	67,609	58,947
Freddie Mac Gold Pool 3% 9/1/2051	5,443,469	4,666,106
Freddie Mac Gold Pool 3.5% 1/1/2032	96,320	93,897
Freddie Mac Gold Pool 3.5% 1/1/2046	814,059	742,483
Freddie Mac Gold Pool 3.5% 1/1/2046	29,385	26,813
Freddie Mac Gold Pool 3.5% 1/1/2046	23,567	21,568
Freddie Mac Gold Pool 3.5% 1/1/2048	25,141	22,825
Freddie Mac Gold Pool 3.5% 10/1/2034	50,175	48,321
Freddie Mac Gold Pool 3.5% 10/1/2040	49,106	45,627
Freddie Mac Gold Pool 3.5% 10/1/2042	227,093	210,380
Freddie Mac Gold Pool 3.5% 10/1/2042	41,097	38,101
Freddie Mac Gold Pool 3.5% 10/1/2042	30,455	28,158
Freddie Mac Gold Pool 3.5% 10/1/2044	64,515	58,922
Freddie Mac Gold Pool 3.5% 10/1/2045	174,382	158,718
Freddie Mac Gold Pool 3.5% 10/1/2047	88,042	79,984
Freddie Mac Gold Pool 3.5% 10/1/2051	4,708,176	4,222,843
Freddie Mac Gold Pool 3.5% 11/1/2033	759,188	722,342
Freddie Mac Gold Pool 3.5% 11/1/2040	101,899	94,976
Freddie Mac Gold Pool 3.5% 11/1/2044	1,457,054	1,334,656
Freddie Mac Gold Pool 3.5% 11/1/2044	9,468	8,746
Freddie Mac Gold Pool 3.5% 11/1/2045	102,640	94,106
Freddie Mac Gold Pool 3.5% 11/1/2047	737,070	669,613
Freddie Mac Gold Pool 3.5% 11/1/2047	102,084	92,866
Freddie Mac Gold Pool 3.5% 11/1/2051	522,892	465,070
Freddie Mac Gold Pool 3.5% 12/1/2033	696,632	673,836
Freddie Mac Gold Pool 3.5% 12/1/2040	97,496	90,811
Freddie Mac Gold Pool 3.5% 12/1/2045	3,422,964	3,123,449
Freddie Mac Gold Pool 3.5% 12/1/2045	679,957	620,535
Freddie Mac Gold Pool 3.5% 12/1/2046	1,134,774	1,031,248
Freddie Mac Gold Pool 3.5% 12/1/2047	171,115	155,347
Freddie Mac Gold Pool 3.5% 2/1/2034	4,043,468	3,912,956
Freddie Mac Gold Pool 3.5% 2/1/2034	4,694	4,453
Freddie Mac Gold Pool 3.5% 2/1/2043	2,912,571	2,695,230
Freddie Mac Gold Pool 3.5% 2/1/2043	1,051,626	976,048
Freddie Mac Gold Pool 3.5% 2/1/2043	399,475	372,097
Freddie Mac Gold Pool 3.5% 2/1/2045	6,808	6,287
Freddie Mac Gold Pool 3.5% 2/1/2046	2,751,656	2,512,287
Freddie Mac Gold Pool 3.5% 2/1/2052	1,476,228	1,323,132
Freddie Mac Gold Pool 3.5% 2/1/2053	345,143	309,349
Freddie Mac Gold Pool 3.5% 3/1/2032	1,732,528	1,688,270
Freddie Mac Gold Pool 3.5% 3/1/2045	1,872,654	1,717,938
Freddie Mac Gold Pool 3.5% 3/1/2045	532,779	490,072
Freddie Mac Gold Pool 3.5% 3/1/2045	397,910	365,374
Freddie Mac Gold Pool 3.5% 3/1/2045	169,637	157,170
Freddie Mac Gold Pool 3.5% 3/1/2046	980,634	899,686
Freddie Mac Gold Pool 3.5% 3/1/2052	17,665,744	15,828,147
Freddie Mac Gold Pool 3.5% 3/1/2052	15,231,994	13,638,036
Freddie Mac Gold Pool 3.5% 3/1/2052	7,137,174	6,391,194
Freddie Mac Gold Pool 3.5% 4/1/2040	120,873	112,755
Freddie Mac Gold Pool 3.5% 4/1/2042	8,740,787	8,145,803
Freddie Mac Gold Pool 3.5% 4/1/2042	83,081	77,178
Freddie Mac Gold Pool 3.5% 4/1/2043	1,317,890	1,218,128
Freddie Mac Gold Pool 3.5% 4/1/2043	496,590	458,819
Freddie Mac Gold Pool 3.5% 4/1/2046	4,111,927	3,761,679
Freddie Mac Gold Pool 3.5% 4/1/2046	1,557,459	1,422,297
Freddie Mac Gold Pool 3.5% 4/1/2046	1,287,795	1,174,275
Freddie Mac Gold Pool 3.5% 4/1/2052	171,275	152,335
Freddie Mac Gold Pool 3.5% 4/1/2052	159,388	143,207
Freddie Mac Gold Pool 3.5% 5/1/2033	496,076	480,975
Freddie Mac Gold Pool 3.5% 5/1/2034	825,909	796,812
Freddie Mac Gold Pool 3.5% 5/1/2034	323,075	311,918
Freddie Mac Gold Pool 3.5% 5/1/2040	220,991	206,317
Freddie Mac Gold Pool 3.5% 5/1/2040	23,869	22,268
Freddie Mac Gold Pool 3.5% 5/1/2045	4,472,555	4,095,011
Freddie Mac Gold Pool 3.5% 5/1/2045	191,145	175,343
Freddie Mac Gold Pool 3.5% 5/1/2045	143,701	131,863
Freddie Mac Gold Pool 3.5% 5/1/2045	62,706	58,284
Freddie Mac Gold Pool 3.5% 5/1/2046	5,234,242	4,790,574
Freddie Mac Gold Pool 3.5% 5/1/2046	3,486,741	3,182,993
Freddie Mac Gold Pool 3.5% 5/1/2046	1,853,768	1,688,932
Freddie Mac Gold Pool 3.5% 5/1/2046	4,497	4,107
Freddie Mac Gold Pool 3.5% 5/1/2052	131,251	117,557
Freddie Mac Gold Pool 3.5% 5/1/2052	71,404	63,976
Freddie Mac Gold Pool 3.5% 6/1/2032	3,730,415	3,629,414
Freddie Mac Gold Pool 3.5% 6/1/2040	188,371	175,983
Freddie Mac Gold Pool 3.5% 6/1/2042	38,296	35,551
Freddie Mac Gold Pool 3.5% 6/1/2043	30,110	27,796
Freddie Mac Gold Pool 3.5% 6/1/2045	7,603,251	6,981,091
Freddie Mac Gold Pool 3.5% 6/1/2045	5,274,392	4,834,604
Freddie Mac Gold Pool 3.5% 6/1/2045	870,828	799,607
Freddie Mac Gold Pool 3.5% 6/1/2045	431,653	396,728
Freddie Mac Gold Pool 3.5% 6/1/2045	8,443	7,754
Freddie Mac Gold Pool 3.5% 6/1/2047	6,630	5,990
Freddie Mac Gold Pool 3.5% 7/1/2032	4,245,930	4,130,972
Freddie Mac Gold Pool 3.5% 7/1/2032	2,552,860	2,484,759
Freddie Mac Gold Pool 3.5% 7/1/2040	19,504	18,162
Freddie Mac Gold Pool 3.5% 7/1/2042	1,024,089	948,099
Freddie Mac Gold Pool 3.5% 7/1/2045	10,163	9,307
Freddie Mac Gold Pool 3.5% 7/1/2046	214,100	194,885
Freddie Mac Gold Pool 3.5% 7/1/2046	6,684	6,097
Freddie Mac Gold Pool 3.5% 7/1/2047	1,747,833	1,589,509
Freddie Mac Gold Pool 3.5% 7/1/2048	103,570	93,574
Freddie Mac Gold Pool 3.5% 8/1/2034	1,396,450	1,346,815
Freddie Mac Gold Pool 3.5% 8/1/2034	242,649	234,023
Freddie Mac Gold Pool 3.5% 8/1/2038	40,223	37,862
Freddie Mac Gold Pool 3.5% 8/1/2040	130,328	121,607
Freddie Mac Gold Pool 3.5% 8/1/2042	789,936	732,469
Freddie Mac Gold Pool 3.5% 8/1/2046	17,399	15,893
Freddie Mac Gold Pool 3.5% 8/1/2047	2,712,105	2,463,892
Freddie Mac Gold Pool 3.5% 8/1/2047	319,425	290,191
Freddie Mac Gold Pool 3.5% 8/1/2047	201,974	183,489
Freddie Mac Gold Pool 3.5% 8/1/2051	6,537,246	5,863,368
Freddie Mac Gold Pool 3.5% 8/1/2051	111,333	99,613
Freddie Mac Gold Pool 3.5% 9/1/2040	88,394	82,719
Freddie Mac Gold Pool 3.5% 9/1/2042	4,084,962	3,779,269
Freddie Mac Gold Pool 3.5% 9/1/2042	1,282,806	1,186,146
Freddie Mac Gold Pool 3.5% 9/1/2042	12,184	11,260
Freddie Mac Gold Pool 3.5% 9/1/2046	4,891,433	4,449,768
Freddie Mac Gold Pool 3.5% 9/1/2046	2,199,578	1,998,908
Freddie Mac Gold Pool 3.5% 9/1/2046	1,742,062	1,595,278
Freddie Mac Gold Pool 3.5% 9/1/2047	55,180	50,130
Freddie Mac Gold Pool 3.5% 9/1/2047	45,569	41,399
Freddie Mac Gold Pool 3.5% 9/1/2051	856,977	766,495
Freddie Mac Gold Pool 4% 1/1/2036	5,265,583	5,066,417
Freddie Mac Gold Pool 4% 1/1/2039	34,702	33,129
Freddie Mac Gold Pool 4% 1/1/2041	139,786	134,033
Freddie Mac Gold Pool 4% 1/1/2041	42,677	40,773
Freddie Mac Gold Pool 4% 1/1/2041	23,509	22,483
Freddie Mac Gold Pool 4% 1/1/2042	30,574	29,157
Freddie Mac Gold Pool 4% 1/1/2043	82,126	77,826
Freddie Mac Gold Pool 4% 1/1/2044	229,435	216,613
Freddie Mac Gold Pool 4% 1/1/2044	184,362	174,609
Freddie Mac Gold Pool 4% 10/1/2041	2,531,113	2,416,229
Freddie Mac Gold Pool 4% 10/1/2041	248,113	236,979
Freddie Mac Gold Pool 4% 10/1/2041	134,268	128,169
Freddie Mac Gold Pool 4% 10/1/2041	17,665	16,869
Freddie Mac Gold Pool 4% 10/1/2042	114,220	108,772
Freddie Mac Gold Pool 4% 10/1/2042	59,909	57,618
Freddie Mac Gold Pool 4% 10/1/2042	43,231	40,971
Freddie Mac Gold Pool 4% 10/1/2043	572,883	542,417
Freddie Mac Gold Pool 4% 10/1/2043	200,098	188,968
Freddie Mac Gold Pool 4% 10/1/2043	88,594	83,682
Freddie Mac Gold Pool 4% 10/1/2043	77,877	74,141
Freddie Mac Gold Pool 4% 10/1/2044	33,157	31,258
Freddie Mac Gold Pool 4% 10/1/2045	12,239	11,588
Freddie Mac Gold Pool 4% 10/1/2052	5,071,179	4,698,802
Freddie Mac Gold Pool 4% 11/1/2040	2,364,420	2,260,016
Freddie Mac Gold Pool 4% 11/1/2041	436,699	416,166
Freddie Mac Gold Pool 4% 11/1/2041	43,168	41,646
Freddie Mac Gold Pool 4% 11/1/2041	17,922	17,113
Freddie Mac Gold Pool 4% 11/1/2042	4,746,847	4,532,573
Freddie Mac Gold Pool 4% 11/1/2042	482,000	459,155
Freddie Mac Gold Pool 4% 11/1/2042	438,199	415,824
Freddie Mac Gold Pool 4% 11/1/2042	361,837	345,233
Freddie Mac Gold Pool 4% 11/1/2042	272,401	259,542
Freddie Mac Gold Pool 4% 11/1/2042	152,232	144,565
Freddie Mac Gold Pool 4% 11/1/2042	12,875	12,559
Freddie Mac Gold Pool 4% 11/1/2043	530,619	504,409
Freddie Mac Gold Pool 4% 11/1/2047	229,920	214,116
Freddie Mac Gold Pool 4% 11/1/2048	4,431	4,110
Freddie Mac Gold Pool 4% 11/1/2051	58,369	54,247
Freddie Mac Gold Pool 4% 12/1/2040	78,276	75,009
Freddie Mac Gold Pool 4% 12/1/2040	33,028	31,590
Freddie Mac Gold Pool 4% 12/1/2042	849,266	810,257
Freddie Mac Gold Pool 4% 12/1/2042	221,923	210,471
Freddie Mac Gold Pool 4% 12/1/2042	97,182	92,761
Freddie Mac Gold Pool 4% 12/1/2045	1,211,104	1,141,304
Freddie Mac Gold Pool 4% 12/1/2045	376,434	357,934
Freddie Mac Gold Pool 4% 12/1/2047	6,697,139	6,236,813
Freddie Mac Gold Pool 4% 12/1/2047	96,692	89,985
Freddie Mac Gold Pool 4% 2/1/2041	117,910	112,817
Freddie Mac Gold Pool 4% 2/1/2041	3,187	3,042
Freddie Mac Gold Pool 4% 2/1/2042	5,298,480	5,048,548
Freddie Mac Gold Pool 4% 2/1/2042	200,261	191,392
Freddie Mac Gold Pool 4% 2/1/2043	412,167	391,184
Freddie Mac Gold Pool 4% 2/1/2043	313,281	296,872
Freddie Mac Gold Pool 4% 2/1/2043	249,742	236,486
Freddie Mac Gold Pool 4% 2/1/2043	135,769	128,592
Freddie Mac Gold Pool 4% 2/1/2044	242,092	229,326
Freddie Mac Gold Pool 4% 2/1/2044	131,004	124,377
Freddie Mac Gold Pool 4% 2/1/2044	93,779	88,493
Freddie Mac Gold Pool 4% 2/1/2045	2,560,105	2,426,748
Freddie Mac Gold Pool 4% 2/1/2046	1,232,476	1,164,299
Freddie Mac Gold Pool 4% 2/1/2046	71,255	67,509
Freddie Mac Gold Pool 4% 2/1/2048	328,622	305,829
Freddie Mac Gold Pool 4% 2/1/2048	220,500	205,206
Freddie Mac Gold Pool 4% 2/1/2052	30,998	28,760
Freddie Mac Gold Pool 4% 2/1/2052	25,464	23,666
Freddie Mac Gold Pool 4% 2/1/2053	8,425,428	7,796,217
Freddie Mac Gold Pool 4% 3/1/2042	214,139	203,883
Freddie Mac Gold Pool 4% 3/1/2042	208,355	198,756
Freddie Mac Gold Pool 4% 3/1/2042	50,718	48,107
Freddie Mac Gold Pool 4% 3/1/2043	135,761	129,563
Freddie Mac Gold Pool 4% 3/1/2043	83,928	79,518
Freddie Mac Gold Pool 4% 3/1/2044	293,372	277,081
Freddie Mac Gold Pool 4% 4/1/2040	6,117	5,923
Freddie Mac Gold Pool 4% 4/1/2042	3,087,397	2,941,225
Freddie Mac Gold Pool 4% 4/1/2042	2,346,561	2,239,169
Freddie Mac Gold Pool 4% 4/1/2042	93,968	89,136
Freddie Mac Gold Pool 4% 4/1/2042	67,120	64,240
Freddie Mac Gold Pool 4% 4/1/2042	39,457	37,426
Freddie Mac Gold Pool 4% 4/1/2043	312,555	297,351
Freddie Mac Gold Pool 4% 4/1/2043	215,811	205,479
Freddie Mac Gold Pool 4% 4/1/2043	79,760	76,691
Freddie Mac Gold Pool 4% 4/1/2045	6,121	5,780
Freddie Mac Gold Pool 4% 4/1/2046	1,004,754	946,224
Freddie Mac Gold Pool 4% 4/1/2048	931,840	867,208
Freddie Mac Gold Pool 4% 4/1/2048	741,373	689,952
Freddie Mac Gold Pool 4% 4/1/2048	369,879	343,878
Freddie Mac Gold Pool 4% 4/1/2048	159,587	148,369
Freddie Mac Gold Pool 4% 4/1/2048	47,025	43,719
Freddie Mac Gold Pool 4% 4/1/2052	59,067	54,804
Freddie Mac Gold Pool 4% 4/1/2052	45,028	41,778
Freddie Mac Gold Pool 4% 5/1/2037	613,311	588,388
Freddie Mac Gold Pool 4% 5/1/2038	22,215	21,208
Freddie Mac Gold Pool 4% 5/1/2042	359,900	343,980
Freddie Mac Gold Pool 4% 5/1/2043	237,618	225,096
Freddie Mac Gold Pool 4% 5/1/2043	99,724	94,258
Freddie Mac Gold Pool 4% 5/1/2043	97,328	92,042
Freddie Mac Gold Pool 4% 5/1/2043	87,668	82,883
Freddie Mac Gold Pool 4% 5/1/2043	28,877	27,377
Freddie Mac Gold Pool 4% 5/1/2045	2,349,497	2,242,932
Freddie Mac Gold Pool 4% 5/1/2045	445,565	419,292
Freddie Mac Gold Pool 4% 5/1/2048	5,320,646	4,946,619
Freddie Mac Gold Pool 4% 5/1/2048	9,536	8,863
Freddie Mac Gold Pool 4% 5/1/2052	17,738,844	16,336,500
Freddie Mac Gold Pool 4% 6/1/2038	18,026	17,209
Freddie Mac Gold Pool 4% 6/1/2038	13,468	12,858
Freddie Mac Gold Pool 4% 6/1/2041	120,550	115,046
Freddie Mac Gold Pool 4% 6/1/2041	17,932	17,569
Freddie Mac Gold Pool 4% 6/1/2042	108,374	103,318
Freddie Mac Gold Pool 4% 6/1/2043	239,599	228,831
Freddie Mac Gold Pool 4% 6/1/2043	150,004	141,871
Freddie Mac Gold Pool 4% 6/1/2045	33,892	32,075
Freddie Mac Gold Pool 4% 6/1/2047	5,162,432	4,818,887
Freddie Mac Gold Pool 4% 6/1/2047	1,537,743	1,434,930
Freddie Mac Gold Pool 4% 6/1/2052	31,520	29,284
Freddie Mac Gold Pool 4% 7/1/2041	1,658	1,581
Freddie Mac Gold Pool 4% 7/1/2042	1,382,512	1,313,203
Freddie Mac Gold Pool 4% 7/1/2043	474,441	449,397
Freddie Mac Gold Pool 4% 7/1/2043	392,144	372,498
Freddie Mac Gold Pool 4% 7/1/2043	240,764	228,689
Freddie Mac Gold Pool 4% 7/1/2043	158,998	150,318
Freddie Mac Gold Pool 4% 7/1/2043	134,847	127,422
Freddie Mac Gold Pool 4% 7/1/2043	112,154	106,006
Freddie Mac Gold Pool 4% 7/1/2043	53,812	50,887
Freddie Mac Gold Pool 4% 7/1/2044	1,190,792	1,137,752
Freddie Mac Gold Pool 4% 7/1/2045	84,254	79,693
Freddie Mac Gold Pool 4% 7/1/2048	4,319,272	4,035,885
Freddie Mac Gold Pool 4% 7/1/2052	54,995	51,095
Freddie Mac Gold Pool 4% 8/1/2038	83,911	80,108
Freddie Mac Gold Pool 4% 8/1/2038	66,707	63,683
Freddie Mac Gold Pool 4% 8/1/2043	251,180	237,916
Freddie Mac Gold Pool 4% 8/1/2043	206,968	197,648
Freddie Mac Gold Pool 4% 8/1/2043	151,526	144,816
Freddie Mac Gold Pool 4% 8/1/2043	49,102	46,405
Freddie Mac Gold Pool 4% 8/1/2044	64,038	60,480
Freddie Mac Gold Pool 4% 8/1/2044	60,982	58,111
Freddie Mac Gold Pool 4% 8/1/2052	31,049	28,847
Freddie Mac Gold Pool 4% 9/1/2041	329,743	314,741
Freddie Mac Gold Pool 4% 9/1/2041	123,664	118,084
Freddie Mac Gold Pool 4% 9/1/2041	89,955	86,240
Freddie Mac Gold Pool 4% 9/1/2041	66,857	64,003
Freddie Mac Gold Pool 4% 9/1/2042	1,668,578	1,589,959
Freddie Mac Gold Pool 4% 9/1/2042	314,453	300,712
Freddie Mac Gold Pool 4% 9/1/2043	411,692	390,457
Freddie Mac Gold Pool 4% 9/1/2043	386,220	366,009
Freddie Mac Gold Pool 4% 9/1/2043	365,380	346,550
Freddie Mac Gold Pool 4% 9/1/2043	326,037	308,698
Freddie Mac Gold Pool 4% 9/1/2043	258,472	244,323
Freddie Mac Gold Pool 4% 9/1/2043	221,900	210,518
Freddie Mac Gold Pool 4% 9/1/2043	116,270	109,796
Freddie Mac Gold Pool 4% 9/1/2043	8,902	8,684
Freddie Mac Gold Pool 4% 9/1/2044	18,912	17,904
Freddie Mac Gold Pool 4% 9/1/2048	21,529	19,988
Freddie Mac Gold Pool 4% 9/1/2048	4,478	4,158
Freddie Mac Gold Pool 4% 9/1/2051	63,257	58,790
Freddie Mac Gold Pool 4.5% 1/1/2040	7,340	7,203
Freddie Mac Gold Pool 4.5% 1/1/2041	95,481	93,492
Freddie Mac Gold Pool 4.5% 1/1/2041	60,854	59,711
Freddie Mac Gold Pool 4.5% 1/1/2041	37,432	36,651
Freddie Mac Gold Pool 4.5% 1/1/2041	2,231	2,186
Freddie Mac Gold Pool 4.5% 1/1/2042	221,200	216,507
Freddie Mac Gold Pool 4.5% 1/1/2045	7,970	7,780
Freddie Mac Gold Pool 4.5% 1/1/2047	195,414	188,160
Freddie Mac Gold Pool 4.5% 10/1/2035	1,702	1,677
Freddie Mac Gold Pool 4.5% 10/1/2039	241,893	237,080
Freddie Mac Gold Pool 4.5% 10/1/2039	53,450	52,330
Freddie Mac Gold Pool 4.5% 10/1/2039	4,297	4,215
Freddie Mac Gold Pool 4.5% 10/1/2039	2,988	2,926
Freddie Mac Gold Pool 4.5% 10/1/2040	310,359	303,614
Freddie Mac Gold Pool 4.5% 10/1/2040	159,354	155,795
Freddie Mac Gold Pool 4.5% 10/1/2041	833,516	814,361
Freddie Mac Gold Pool 4.5% 10/1/2043	13,390	13,016
Freddie Mac Gold Pool 4.5% 10/1/2047	234,931	225,696
Freddie Mac Gold Pool 4.5% 10/1/2048	517,541	493,963
Freddie Mac Gold Pool 4.5% 10/1/2048	381,673	367,982
Freddie Mac Gold Pool 4.5% 11/1/2031	1,251	1,246
Freddie Mac Gold Pool 4.5% 11/1/2039	5,181	5,083
Freddie Mac Gold Pool 4.5% 11/1/2039	1,925	1,888
Freddie Mac Gold Pool 4.5% 11/1/2040	24,778	24,250
Freddie Mac Gold Pool 4.5% 11/1/2040	13,947	13,654
Freddie Mac Gold Pool 4.5% 11/1/2043	1,051,386	1,022,819
Freddie Mac Gold Pool 4.5% 11/1/2044	70,316	68,223
Freddie Mac Gold Pool 4.5% 11/1/2044	2,780	2,701
Freddie Mac Gold Pool 4.5% 11/1/2047	606,202	577,864
Freddie Mac Gold Pool 4.5% 12/1/2039	2,528	2,480
Freddie Mac Gold Pool 4.5% 12/1/2039	1,768	1,730
Freddie Mac Gold Pool 4.5% 12/1/2039	578	566
Freddie Mac Gold Pool 4.5% 12/1/2040	87,742	85,796
Freddie Mac Gold Pool 4.5% 12/1/2040	51,523	50,307
Freddie Mac Gold Pool 4.5% 12/1/2040	6,368	6,222
Freddie Mac Gold Pool 4.5% 12/1/2044	15,958	15,479
Freddie Mac Gold Pool 4.5% 12/1/2044	2,851	2,769
Freddie Mac Gold Pool 4.5% 12/1/2045	396,174	388,705
Freddie Mac Gold Pool 4.5% 12/1/2046	198,675	191,300
Freddie Mac Gold Pool 4.5% 12/1/2048	2,898,057	2,783,231
Freddie Mac Gold Pool 4.5% 12/1/2052	151,241	144,203
Freddie Mac Gold Pool 4.5% 2/1/2037	529	522
Freddie Mac Gold Pool 4.5% 2/1/2040	20,323	19,921
Freddie Mac Gold Pool 4.5% 2/1/2041	458,663	449,097
Freddie Mac Gold Pool 4.5% 2/1/2041	140,469	137,117
Freddie Mac Gold Pool 4.5% 2/1/2041	138,542	135,212
Freddie Mac Gold Pool 4.5% 2/1/2041	133,155	130,308
Freddie Mac Gold Pool 4.5% 2/1/2041	130,861	128,075
Freddie Mac Gold Pool 4.5% 2/1/2041	101,626	99,526
Freddie Mac Gold Pool 4.5% 2/1/2041	81,299	79,769
Freddie Mac Gold Pool 4.5% 2/1/2041	60,494	59,060
Freddie Mac Gold Pool 4.5% 2/1/2041	25,065	24,565
Freddie Mac Gold Pool 4.5% 2/1/2044	89,385	86,996
Freddie Mac Gold Pool 4.5% 2/1/2047	749,908	721,836
Freddie Mac Gold Pool 4.5% 2/1/2047	216,007	207,718
Freddie Mac Gold Pool 4.5% 3/1/2041	517,361	506,060
Freddie Mac Gold Pool 4.5% 3/1/2041	114,588	112,050
Freddie Mac Gold Pool 4.5% 3/1/2041	91,349	89,363
Freddie Mac Gold Pool 4.5% 3/1/2041	77,134	75,462
Freddie Mac Gold Pool 4.5% 3/1/2041	24,862	24,330
Freddie Mac Gold Pool 4.5% 3/1/2041	9,491	9,294
Freddie Mac Gold Pool 4.5% 3/1/2042	11,919	11,668
Freddie Mac Gold Pool 4.5% 3/1/2044	73,617	71,563
Freddie Mac Gold Pool 4.5% 3/1/2047	280,096	268,823
Freddie Mac Gold Pool 4.5% 4/1/2041	187,955	183,401
Freddie Mac Gold Pool 4.5% 4/1/2041	176,471	172,555
Freddie Mac Gold Pool 4.5% 4/1/2041	116,798	114,282
Freddie Mac Gold Pool 4.5% 4/1/2041	18,955	18,494
Freddie Mac Gold Pool 4.5% 4/1/2041	6,799	6,648
Freddie Mac Gold Pool 4.5% 5/1/2035	3,775	3,724
Freddie Mac Gold Pool 4.5% 5/1/2039	413,901	406,472
Freddie Mac Gold Pool 4.5% 5/1/2039	71,829	70,518
Freddie Mac Gold Pool 4.5% 5/1/2039	54,037	53,099
Freddie Mac Gold Pool 4.5% 5/1/2039	2,105	2,063
Freddie Mac Gold Pool 4.5% 5/1/2040	16,361	16,026
Freddie Mac Gold Pool 4.5% 5/1/2040	8,141	7,999
Freddie Mac Gold Pool 4.5% 5/1/2041	178,412	174,019
Freddie Mac Gold Pool 4.5% 5/1/2041	130,872	128,039
Freddie Mac Gold Pool 4.5% 5/1/2041	76,848	75,195
Freddie Mac Gold Pool 4.5% 5/1/2045	74,343	72,275
Freddie Mac Gold Pool 4.5% 5/1/2047	2,208,745	2,126,063
Freddie Mac Gold Pool 4.5% 5/1/2047	1,674,996	1,612,293
Freddie Mac Gold Pool 4.5% 5/1/2047	784,959	755,574
Freddie Mac Gold Pool 4.5% 6/1/2038	4,402	4,342
Freddie Mac Gold Pool 4.5% 6/1/2039	1,561	1,529
Freddie Mac Gold Pool 4.5% 6/1/2040	33,527	32,841
Freddie Mac Gold Pool 4.5% 6/1/2040	910	891
Freddie Mac Gold Pool 4.5% 6/1/2041	182,270	178,820
Freddie Mac Gold Pool 4.5% 6/1/2041	145,196	141,962
Freddie Mac Gold Pool 4.5% 6/1/2041	125,632	123,087
Freddie Mac Gold Pool 4.5% 6/1/2041	92,259	90,057
Freddie Mac Gold Pool 4.5% 6/1/2041	58,299	57,287
Freddie Mac Gold Pool 4.5% 6/1/2041	57,783	56,495
Freddie Mac Gold Pool 4.5% 6/1/2041	14,612	14,287
Freddie Mac Gold Pool 4.5% 6/1/2047	3,563,188	3,411,987
Freddie Mac Gold Pool 4.5% 6/1/2047	3,254,344	3,132,520
Freddie Mac Gold Pool 4.5% 6/1/2047	694,831	668,821
Freddie Mac Gold Pool 4.5% 7/1/2040	230,883	226,172
Freddie Mac Gold Pool 4.5% 7/1/2040	107,683	105,335
Freddie Mac Gold Pool 4.5% 7/1/2040	89,731	87,846
Freddie Mac Gold Pool 4.5% 7/1/2040	4,447	4,354
Freddie Mac Gold Pool 4.5% 7/1/2041	4,486,699	4,382,334
Freddie Mac Gold Pool 4.5% 7/1/2041	131,141	128,110
Freddie Mac Gold Pool 4.5% 7/1/2041	10,807	10,574
Freddie Mac Gold Pool 4.5% 7/1/2044	20,890	20,281
Freddie Mac Gold Pool 4.5% 7/1/2047	1,383,914	1,331,676
Freddie Mac Gold Pool 4.5% 7/1/2047	1,242,372	1,199,359
Freddie Mac Gold Pool 4.5% 7/1/2047	570,970	549,418
Freddie Mac Gold Pool 4.5% 7/1/2047	251,437	241,553
Freddie Mac Gold Pool 4.5% 7/1/2049	159,489	152,865
Freddie Mac Gold Pool 4.5% 8/1/2033	22,283	22,039
Freddie Mac Gold Pool 4.5% 8/1/2035	660	651
Freddie Mac Gold Pool 4.5% 8/1/2035	473	467
Freddie Mac Gold Pool 4.5% 8/1/2039	3,371	3,304
Freddie Mac Gold Pool 4.5% 8/1/2040	51,692	50,588
Freddie Mac Gold Pool 4.5% 8/1/2040	27,317	26,744
Freddie Mac Gold Pool 4.5% 8/1/2040	13,014	12,740
Freddie Mac Gold Pool 4.5% 8/1/2040	7,889	7,726
Freddie Mac Gold Pool 4.5% 8/1/2041	518,473	507,388
Freddie Mac Gold Pool 4.5% 8/1/2041	86,268	84,211
Freddie Mac Gold Pool 4.5% 8/1/2041	64,215	62,892
Freddie Mac Gold Pool 4.5% 8/1/2041	13,486	13,196
Freddie Mac Gold Pool 4.5% 8/1/2041	1,873	1,832
Freddie Mac Gold Pool 4.5% 8/1/2041	656	642
Freddie Mac Gold Pool 4.5% 9/1/2039	299,480	294,630
Freddie Mac Gold Pool 4.5% 9/1/2039	22,472	22,052
Freddie Mac Gold Pool 4.5% 9/1/2039	4,528	4,442
Freddie Mac Gold Pool 4.5% 9/1/2039	1,002	984
Freddie Mac Gold Pool 4.5% 9/1/2039	513	504
Freddie Mac Gold Pool 4.5% 9/1/2040	809,745	792,720
Freddie Mac Gold Pool 4.5% 9/1/2041	2,712,670	2,657,249
Freddie Mac Gold Pool 4.5% 9/1/2041	813,298	794,380
Freddie Mac Gold Pool 4.5% 9/1/2041	743,008	727,022
Freddie Mac Gold Pool 4.5% 9/1/2041	595,454	582,452
Freddie Mac Gold Pool 4.5% 9/1/2041	84,433	82,650
Freddie Mac Gold Pool 4.5% 9/1/2041	16,349	15,997
Freddie Mac Gold Pool 4.5% 9/1/2043	13,918	13,561
Freddie Mac Gold Pool 5% 1/1/2035	528,997	528,360
Freddie Mac Gold Pool 5% 1/1/2037	23,983	23,940
Freddie Mac Gold Pool 5% 1/1/2040	3,034,360	3,029,291
Freddie Mac Gold Pool 5% 1/1/2040	241,901	240,869
Freddie Mac Gold Pool 5% 1/1/2041	6,047	6,015
Freddie Mac Gold Pool 5% 1/1/2053	7,162,038	7,004,948
Freddie Mac Gold Pool 5% 10/1/2033	64,463	64,385
Freddie Mac Gold Pool 5% 10/1/2033	38,352	38,313
Freddie Mac Gold Pool 5% 10/1/2033	1,815	1,812
Freddie Mac Gold Pool 5% 10/1/2033	663	662
Freddie Mac Gold Pool 5% 10/1/2052	6,974,185	6,843,009
Freddie Mac Gold Pool 5% 11/1/2033	28,480	28,451
Freddie Mac Gold Pool 5% 11/1/2034	161	161
Freddie Mac Gold Pool 5% 11/1/2035	37,582	37,510
Freddie Mac Gold Pool 5% 11/1/2037	2,972	2,964
Freddie Mac Gold Pool 5% 11/1/2040	16,339	16,280
Freddie Mac Gold Pool 5% 11/1/2052	15,481,900	15,190,704
Freddie Mac Gold Pool 5% 11/1/2052	3,126,208	3,071,315
Freddie Mac Gold Pool 5% 12/1/2033	31,033	30,992
Freddie Mac Gold Pool 5% 12/1/2033	21,465	21,440
Freddie Mac Gold Pool 5% 12/1/2033	7,809	7,801
Freddie Mac Gold Pool 5% 12/1/2034	11,412	11,396
Freddie Mac Gold Pool 5% 12/1/2034	3,463	3,457
Freddie Mac Gold Pool 5% 12/1/2034	2,892	2,886
Freddie Mac Gold Pool 5% 12/1/2035	531,045	532,315
Freddie Mac Gold Pool 5% 12/1/2035	97,595	97,396
Freddie Mac Gold Pool 5% 12/1/2052	7,194,785	7,059,460
Freddie Mac Gold Pool 5% 12/1/2052	2,042,893	2,000,638
Freddie Mac Gold Pool 5% 12/1/2052	1,922,378	1,886,220
Freddie Mac Gold Pool 5% 12/1/2052	1,749,217	1,713,036
Freddie Mac Gold Pool 5% 2/1/2035	60,419	60,378
Freddie Mac Gold Pool 5% 2/1/2040	31,514	31,362
Freddie Mac Gold Pool 5% 2/1/2041	42,456	42,223
Freddie Mac Gold Pool 5% 2/1/2041	13,614	13,538
Freddie Mac Gold Pool 5% 3/1/2041	27,744	27,605
Freddie Mac Gold Pool 5% 3/1/2041	27,660	27,506
Freddie Mac Gold Pool 5% 3/1/2054	76,957	75,534
Freddie Mac Gold Pool 5% 3/1/2056	31,919,451	30,830,318
Freddie Mac Gold Pool 5% 4/1/2034	21,794	21,761
Freddie Mac Gold Pool 5% 4/1/2035	146,612	146,412
Freddie Mac Gold Pool 5% 4/1/2035	57,689	57,585
Freddie Mac Gold Pool 5% 4/1/2035	38,013	37,946
Freddie Mac Gold Pool 5% 4/1/2036	328,940	328,303
Freddie Mac Gold Pool 5% 4/1/2038	25,382	25,301
Freddie Mac Gold Pool 5% 4/1/2040	368,615	366,881
Freddie Mac Gold Pool 5% 4/1/2041	10,210	10,151
Freddie Mac Gold Pool 5% 4/1/2053	48,628	47,668
Freddie Mac Gold Pool 5% 5/1/2034	25,297	25,266
Freddie Mac Gold Pool 5% 5/1/2034	9,914	9,898
Freddie Mac Gold Pool 5% 5/1/2034	9,429	9,417
Freddie Mac Gold Pool 5% 5/1/2034	1,738	1,737
Freddie Mac Gold Pool 5% 5/1/2035	139,880	139,634
Freddie Mac Gold Pool 5% 5/1/2035	3,451	3,449
Freddie Mac Gold Pool 5% 5/1/2040	50,868	50,649
Freddie Mac Gold Pool 5% 5/1/2041	24,678	24,539
Freddie Mac Gold Pool 5% 5/1/2052	291,604	287,031
Freddie Mac Gold Pool 5% 5/1/2056	315,408	304,646
Freddie Mac Gold Pool 5% 6/1/2035	26,288	26,248
Freddie Mac Gold Pool 5% 6/1/2035	11,963	11,941
Freddie Mac Gold Pool 5% 6/1/2038	8,661	8,630
Freddie Mac Gold Pool 5% 6/1/2038	7,168	7,141
Freddie Mac Gold Pool 5% 6/1/2040	214,383	213,409
Freddie Mac Gold Pool 5% 6/1/2040	191,243	190,357
Freddie Mac Gold Pool 5% 6/1/2041	3,790,438	3,771,061
Freddie Mac Gold Pool 5% 6/1/2041	30,649	30,472
Freddie Mac Gold Pool 5% 6/1/2052	3,405,110	3,347,449
Freddie Mac Gold Pool 5% 6/1/2052	725,302	713,473
Freddie Mac Gold Pool 5% 6/1/2056	252,292	243,683
Freddie Mac Gold Pool 5% 7/1/2033	361	361
Freddie Mac Gold Pool 5% 7/1/2034	377	376
Freddie Mac Gold Pool 5% 7/1/2035	915,250	913,830
Freddie Mac Gold Pool 5% 7/1/2035	124,695	124,462
Freddie Mac Gold Pool 5% 7/1/2035	6,957	6,944
Freddie Mac Gold Pool 5% 7/1/2035	5,136	5,127
Freddie Mac Gold Pool 5% 7/1/2035	1,836	1,833
Freddie Mac Gold Pool 5% 7/1/2035	1,381	1,378
Freddie Mac Gold Pool 5% 7/1/2035	1,080	1,079
Freddie Mac Gold Pool 5% 7/1/2035	770	769
Freddie Mac Gold Pool 5% 7/1/2040	2,677,405	2,667,076
Freddie Mac Gold Pool 5% 7/1/2040	43,880	43,727
Freddie Mac Gold Pool 5% 7/1/2040	2,480	2,468
Freddie Mac Gold Pool 5% 7/1/2041	19,785	19,720
Freddie Mac Gold Pool 5% 7/1/2041	19,009	18,899
Freddie Mac Gold Pool 5% 7/1/2041	18,835	18,731
Freddie Mac Gold Pool 5% 7/1/2041	12,651	12,587
Freddie Mac Gold Pool 5% 7/1/2041	12,323	12,260
Freddie Mac Gold Pool 5% 7/1/2041	10,189	10,183
Freddie Mac Gold Pool 5% 7/1/2041	6,262	6,251
Freddie Mac Gold Pool 5% 7/1/2052	5,486,524	5,369,613
Freddie Mac Gold Pool 5% 8/1/2033	15,440	15,420
Freddie Mac Gold Pool 5% 8/1/2033	4,835	4,830
Freddie Mac Gold Pool 5% 8/1/2034	214,136	213,845
Freddie Mac Gold Pool 5% 8/1/2035	16,729	16,704
Freddie Mac Gold Pool 5% 8/1/2035	2,413	2,409
Freddie Mac Gold Pool 5% 8/1/2036	18,509	18,470
Freddie Mac Gold Pool 5% 8/1/2036	2,928	2,923
Freddie Mac Gold Pool 5% 8/1/2040	409,702	408,121
Freddie Mac Gold Pool 5% 8/1/2040	178,522	177,877
Freddie Mac Gold Pool 5% 8/1/2040	5,148	5,121
Freddie Mac Gold Pool 5% 8/1/2041	412,871	411,150
Freddie Mac Gold Pool 5% 8/1/2052	14,857,048	14,559,034
Freddie Mac Gold Pool 5% 9/1/2033	51,228	51,172
Freddie Mac Gold Pool 5% 9/1/2035	95,221	95,036
Freddie Mac Gold Pool 5% 9/1/2035	5,859	5,849
Freddie Mac Gold Pool 5% 9/1/2035	647	645
Freddie Mac Gold Pool 5% 9/1/2040	4,488,694	4,471,378
Freddie Mac Gold Pool 5% 9/1/2052	1,159,791	1,133,537
Freddie Mac Gold Pool 5% 9/1/2052	25,403	24,842
Freddie Mac Gold Pool 5.5% 1/1/2055	358,972	359,700
Freddie Mac Gold Pool 5.5% 1/1/2055	154,056	154,641
Freddie Mac Gold Pool 5.5% 1/1/2056	378,785	379,790
Freddie Mac Gold Pool 5.5% 1/1/2056	175,332	175,250
Freddie Mac Gold Pool 5.5% 10/1/2054	97,003	97,200
Freddie Mac Gold Pool 5.5% 11/1/2054	90,562	91,057
Freddie Mac Gold Pool 5.5% 2/1/2054	1,018,246	1,013,630
Freddie Mac Gold Pool 5.5% 2/1/2054	23,685	23,585
Freddie Mac Gold Pool 5.5% 3/1/2053 (g)(h)	23,655,626	23,814,523
Freddie Mac Gold Pool 5.5% 5/1/2053	9,416,922	9,421,320
Freddie Mac Gold Pool 5.5% 8/1/2055	30,725	30,855
Freddie Mac Gold Pool 5.5% 9/1/2052	16,418,277	16,446,469
Freddie Mac Gold Pool 6% 1/1/2029	1,175	1,189
Freddie Mac Gold Pool 6% 1/1/2029	647	655
Freddie Mac Gold Pool 6% 1/1/2029	101	102
Freddie Mac Gold Pool 6% 1/1/2032	12,650	12,868
Freddie Mac Gold Pool 6% 1/1/2032	7,751	7,887
Freddie Mac Gold Pool 6% 10/1/2032	6,157	6,273
Freddie Mac Gold Pool 6% 10/1/2034	2,679	2,725
Freddie Mac Gold Pool 6% 10/1/2054	81,500	83,665
Freddie Mac Gold Pool 6% 11/1/2028	123	124
Freddie Mac Gold Pool 6% 11/1/2029	516	522
Freddie Mac Gold Pool 6% 11/1/2031	8,350	8,496
Freddie Mac Gold Pool 6% 11/1/2032	5,049	5,141
Freddie Mac Gold Pool 6% 11/1/2053	21,084	21,519
Freddie Mac Gold Pool 6% 12/1/2032	3,219	3,279
Freddie Mac Gold Pool 6% 12/1/2037	178,869	183,850
Freddie Mac Gold Pool 6% 12/1/2037	53,935	55,379
Freddie Mac Gold Pool 6% 12/1/2052	1,384,596	1,419,639
Freddie Mac Gold Pool 6% 12/1/2055	6,182,077	6,319,221
Freddie Mac Gold Pool 6% 2/1/2029	370	374
Freddie Mac Gold Pool 6% 2/1/2029	227	230
Freddie Mac Gold Pool 6% 2/1/2029	148	150
Freddie Mac Gold Pool 6% 2/1/2029	132	134
Freddie Mac Gold Pool 6% 2/1/2029	108	110
Freddie Mac Gold Pool 6% 2/1/2055	4,143,481	4,253,528
Freddie Mac Gold Pool 6% 2/1/2056	9,513,908	9,701,864
Freddie Mac Gold Pool 6% 3/1/2029	461	466
Freddie Mac Gold Pool 6% 3/1/2029	153	155
Freddie Mac Gold Pool 6% 3/1/2029	124	126
Freddie Mac Gold Pool 6% 3/1/2053	6,916,697	7,100,397
Freddie Mac Gold Pool 6% 3/1/2056	33,836,581	34,587,212
Freddie Mac Gold Pool 6% 4/1/2029	47	47
Freddie Mac Gold Pool 6% 4/1/2031	6,372	6,473
Freddie Mac Gold Pool 6% 4/1/2032	3,785	3,853
Freddie Mac Gold Pool 6% 4/1/2033	21,113	21,511
Freddie Mac Gold Pool 6% 4/1/2040	5,929,050	6,065,077
Freddie Mac Gold Pool 6% 4/1/2054	8,308,420	8,521,294
Freddie Mac Gold Pool 6% 5/1/2029	178	180
Freddie Mac Gold Pool 6% 5/1/2033	146,537	148,940
Freddie Mac Gold Pool 6% 5/1/2054	11,798,979	12,116,036
Freddie Mac Gold Pool 6% 5/1/2055	56,779	58,092
Freddie Mac Gold Pool 6% 6/1/2029	2,282	2,309
Freddie Mac Gold Pool 6% 6/1/2029	447	452
Freddie Mac Gold Pool 6% 6/1/2029	136	138
Freddie Mac Gold Pool 6% 6/1/2029	49	50
Freddie Mac Gold Pool 6% 6/1/2031	2,001	2,034
Freddie Mac Gold Pool 6% 6/1/2056	25,399,244	25,954,763
Freddie Mac Gold Pool 6% 7/1/2028	36	37
Freddie Mac Gold Pool 6% 7/1/2029	784	793
Freddie Mac Gold Pool 6% 7/1/2029	465	470
Freddie Mac Gold Pool 6% 7/1/2029	335	339
Freddie Mac Gold Pool 6% 7/1/2029	311	315
Freddie Mac Gold Pool 6% 7/1/2029	304	307
Freddie Mac Gold Pool 6% 7/1/2029	248	251
Freddie Mac Gold Pool 6% 7/1/2029	51	52
Freddie Mac Gold Pool 6% 7/1/2029	44	44
Freddie Mac Gold Pool 6% 7/1/2029	44	44
Freddie Mac Gold Pool 6% 7/1/2032	16,555	16,837
Freddie Mac Gold Pool 6% 7/1/2033	21,732	22,174
Freddie Mac Gold Pool 6% 7/1/2037	11,758	12,073
Freddie Mac Gold Pool 6% 7/1/2039	21,913,161	22,436,445
Freddie Mac Gold Pool 6% 7/1/2041	3,959,095	4,075,908
Freddie Mac Gold Pool 6% 8/1/2029	69	70
Freddie Mac Gold Pool 6% 8/1/2037	95,219	97,654
Freddie Mac Gold Pool 6% 8/1/2054	34,774	35,249
Freddie Mac Gold Pool 6% 8/1/2055	19,551,395	20,034,001
Freddie Mac Gold Pool 6% 8/1/2055	190,290	194,749
Freddie Mac Gold Pool 6% 9/1/2033	135,223	137,863
Freddie Mac Gold Pool 6% 9/1/2036	11,276	11,576
Freddie Mac Gold Pool 6% 9/1/2039	927,413	954,777
Freddie Mac Gold Pool 6% 9/1/2054	4,730,379	4,858,970
Freddie Mac Gold Pool 6% 9/1/2054	1,503,660	1,538,427
Freddie Mac Gold Pool 6.5% 1/1/2032	43,045	44,375
Freddie Mac Gold Pool 6.5% 1/1/2054	13,391,202	13,986,015
Freddie Mac Gold Pool 6.5% 1/1/2054	4,723,694	4,933,808
Freddie Mac Gold Pool 6.5% 1/1/2054	68,229	71,153
Freddie Mac Gold Pool 6.5% 10/1/2032	42,085	43,385
Freddie Mac Gold Pool 6.5% 10/1/2053	3,742,330	3,909,727
Freddie Mac Gold Pool 6.5% 10/1/2053	28,416	29,634
Freddie Mac Gold Pool 6.5% 12/1/2053	1,927,377	2,016,361
Freddie Mac Gold Pool 6.5% 12/1/2054	141,442	148,576
Freddie Mac Gold Pool 6.5% 2/1/2037	2,924	3,014
Freddie Mac Gold Pool 6.5% 2/1/2055	41,844	43,774
Freddie Mac Gold Pool 6.5% 3/1/2032	528	544
Freddie Mac Gold Pool 6.5% 3/1/2032	433	446
Freddie Mac Gold Pool 6.5% 3/1/2036	222,878	229,765
Freddie Mac Gold Pool 6.5% 3/1/2037	5,926	6,159
Freddie Mac Gold Pool 6.5% 4/1/2032	4,936	5,088
Freddie Mac Gold Pool 6.5% 4/1/2032	290	299
Freddie Mac Gold Pool 6.5% 4/1/2056	4,689,432	4,907,253
Freddie Mac Gold Pool 6.5% 5/1/2031	663	683
Freddie Mac Gold Pool 6.5% 5/1/2033	5,915	6,097
Freddie Mac Gold Pool 6.5% 6/1/2054	13,262,829	13,872,663
Freddie Mac Gold Pool 6.5% 6/1/2054	2,978,677	3,122,155
Freddie Mac Gold Pool 6.5% 7/1/2032	1,242	1,280
Freddie Mac Gold Pool 6.5% 7/1/2055	208,540	218,325
Freddie Mac Gold Pool 6.5% 7/1/2055	43,712	45,626
Freddie Mac Gold Pool 6.5% 8/1/2032	17,938	18,493
Freddie Mac Gold Pool 6.5% 8/1/2032	12,912	13,311
Freddie Mac Gold Pool 6.5% 8/1/2032	12,389	12,772
Freddie Mac Gold Pool 6.5% 8/1/2054	29,054	30,200
Freddie Mac Gold Pool 6.5% 8/1/2056	8,751,649	9,183,456
Freddie Mac Gold Pool 6.5% 9/1/2039	594,642	618,341
Freddie Mac Gold Pool 6.5% 9/1/2053	4,799,895	5,020,598
Freddie Mac Gold Pool 6.5% 9/1/2054	3,525,308	3,695,116
Freddie Mac Gold Pool 6.5% 9/1/2054	399,545	419,446
Freddie Mac Gold Pool 7% 1/1/2036	26,556	27,808
Freddie Mac Gold Pool 7% 1/1/2054	534,872	566,218
Freddie Mac Gold Pool 7% 1/1/2054	66,784	70,734
Freddie Mac Gold Pool 7% 1/1/2054	63,447	67,076
Freddie Mac Gold Pool 7% 1/1/2054	47,906	50,661
Freddie Mac Gold Pool 7% 1/1/2054	32,703	34,637
Freddie Mac Gold Pool 7% 1/1/2054	16,848	17,817
Freddie Mac Gold Pool 7% 10/1/2055	623,110	660,357
Freddie Mac Gold Pool 7% 10/1/2055	440,169	466,652
Freddie Mac Gold Pool 7% 10/1/2055	327,591	347,301
Freddie Mac Gold Pool 7% 11/1/2026	158	158
Freddie Mac Gold Pool 7% 11/1/2034	45,239	47,370
Freddie Mac Gold Pool 7% 11/1/2034	39,904	41,784
Freddie Mac Gold Pool 7% 11/1/2053	25,952	27,506
Freddie Mac Gold Pool 7% 11/1/2055	3,451,852	3,669,246
Freddie Mac Gold Pool 7% 11/1/2055	2,904,307	3,089,940
Freddie Mac Gold Pool 7% 11/1/2055	2,278,894	2,429,894
Freddie Mac Gold Pool 7% 11/1/2055	1,420,817	1,517,624
Freddie Mac Gold Pool 7% 11/1/2055	653,499	690,388
Freddie Mac Gold Pool 7% 11/1/2055	650,306	686,293
Freddie Mac Gold Pool 7% 11/1/2055	612,153	645,664
Freddie Mac Gold Pool 7% 11/1/2055	365,985	384,545
Freddie Mac Gold Pool 7% 11/1/2055	305,493	322,818
Freddie Mac Gold Pool 7% 12/1/2053	256,079	271,266
Freddie Mac Gold Pool 7% 12/1/2053	182,730	193,667
Freddie Mac Gold Pool 7% 12/1/2054	445,822	468,570
Freddie Mac Gold Pool 7% 12/1/2055	439,048	461,520
Freddie Mac Gold Pool 7% 2/1/2054	34,220	36,178
Freddie Mac Gold Pool 7% 3/1/2054	390,517	411,536
Freddie Mac Gold Pool 7% 3/1/2054	295,483	312,015
Freddie Mac Gold Pool 7% 3/1/2054	282,425	298,226
Freddie Mac Gold Pool 7% 4/1/2032	14,424	15,103
Freddie Mac Gold Pool 7% 5/1/2055	480,055	506,748
Freddie Mac Gold Pool 7% 6/1/2054	66,126	70,063
Freddie Mac Gold Pool 7% 6/1/2054	60,425	63,900
Freddie Mac Gold Pool 7% 7/1/2029	58,961	61,740
Freddie Mac Gold Pool 7% 7/1/2054	257,548	272,078
Freddie Mac Gold Pool 7% 7/1/2054	169,185	178,973
Freddie Mac Gold Pool 7% 8/1/2034	1,404	1,471
Freddie Mac Gold Pool 7% 8/1/2054	646,802	682,949
Freddie Mac Gold Pool 7% 8/1/2054	76,013	81,061
Freddie Mac Gold Pool 7% 8/1/2054	28,672	30,433
Freddie Mac Gold Pool 7% 9/1/2026	230	230
Freddie Mac Gold Pool 7% 9/1/2035	113,249	118,585
Freddie Mac Gold Pool 7% 9/1/2054	33,890	35,838
Freddie Mac Gold Pool 7% 9/1/2055	412,086	437,427
Freddie Mac Gold Pool 7.5% 1/1/2027	19	19
Freddie Mac Gold Pool 7.5% 11/1/2029	182	187
Freddie Mac Gold Pool 7.5% 11/1/2029	39	40
Freddie Mac Gold Pool 7.5% 11/1/2030	601	623
Freddie Mac Gold Pool 7.5% 11/1/2030	22	23
Freddie Mac Gold Pool 7.5% 11/1/2031	743	775
Freddie Mac Gold Pool 7.5% 2/1/2032	19,826	20,671
Freddie Mac Gold Pool 7.5% 5/1/2031	588	609
Freddie Mac Gold Pool 7.5% 6/1/2027	33	33
Freddie Mac Gold Pool 7.5% 7/1/2027	1	1
Freddie Mac Gold Pool 7.5% 7/1/2034	5,940	6,113
Freddie Mac Gold Pool 7.5% 8/1/2030	170	176
Freddie Mac Gold Pool 7.5% 9/1/2030	785	813
Freddie Mac Gold Pool 7.5% 9/1/2030	44	46
Freddie Mac Gold Pool 7.5% 9/1/2031	537	558
Freddie Mac Gold Pool 8% 11/1/2031	1,794	1,855
Freddie Mac Gold Pool 8% 2/1/2030	148	152
Freddie Mac Gold Pool 8% 4/1/2032	229	237
Freddie Mac Gold Pool 8% 8/1/2030	145	150
Freddie Mac Gold Pool 8% 8/1/2030	47	49
Freddie Mac Gold Pool 8% 9/1/2030	121	126
Freddie Mac Gold Pool 8.5% 1/1/2028	8	8
Freddie Mac Gold Pool 8.5% 11/1/2026	1	1
Freddie Mac Gold Pool 8.5% 12/1/2027	10	10
Freddie Mac Gold Pool 8.5% 5/1/2027	11	11
Freddie Mac Gold Pool 8.5% 8/1/2027	619	624
Freddie Mac Gold Pool 8.5% 8/1/2027	301	303
Freddie Mac Gold Pool 8.5% 8/1/2027	3	3
Freddie Mac Manufactured Housing participation certificates 6% 3/1/2055	53,338	54,587
Freddie Mac Manufactured Housing participation certificates 6% 4/1/2055	16,967,100	17,343,499
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	2,735,851	2,860,151
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	2,521,514	2,638,441
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	749,859	787,208
Freddie Mac Manufactured Housing participation certificates 6.5% 6/1/2055	11,050,687	11,563,123
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.325%, 5.616% 1/1/2036 (b)(c)	19,807	20,119
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.375%, 5.979% 3/1/2036 (b)(c)	76,464	78,048
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.5%, 5.85% 3/1/2036 (b)(c)	81,930	83,849
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.125% 7/1/2041 (b)(c)	65,083	67,478
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.211% 12/1/2040 (b)(c)	693,839	721,022
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.5% 9/1/2041 (b)(c)	130,386	135,531
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.864%, 5.989% 4/1/2036 (b)(c)	27,920	28,799
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 6.005% 4/1/2041 (b)(c)	17,747	18,437
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 6.63% 9/1/2041 (b)(c)	97,992	102,176
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.134% 5/1/2041 (b)(c)	226,782	236,018
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.202% 5/1/2041 (b)(c)	136,145	141,718
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.265% 6/1/2041 (b)(c)	198,675	206,869
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.285% 6/1/2041 (b)(c)	19,712	20,523
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.9461%, 6.412% 10/1/2042 (b)(c)	74,256	77,444
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.961%, 6.336% 6/1/2033 (b)(c)	3,969	4,067
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.031%, 6.658% 3/1/2033 (b)(c)	1,102	1,122
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.045%, 6.42% 7/1/2036 (b)(c)	39,248	40,602
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.055%, 6.305% 4/1/2038 (b)(c)	32,964	34,293
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.16%, 6.535% 11/1/2035 (b)(c)	2,017	2,091
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.035%, 5.611% 6/1/2033 (b)(c)	73,174	74,578
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.2477%, 5.872% 1/1/2035 (b)(c)	1,369	1,408
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.2598%, 5.864% 6/1/2033 (b)(c)	103,155	105,383
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.375%, 6.257% 3/1/2035 (b)(c)	210,410	216,140
Freddie Mac Non Gold Pool 2.5% 4/1/2052	3,874,278	3,198,840
Freddie Mac Non Gold Pool 3.5% 5/1/2049	15,296	13,795
Freddie Mac Non Gold Pool 4% 9/1/2040	29,720	28,443
Freddie Mac Non Gold Pool 4.5% 9/1/2040	767	750
Freddie Mac Non Gold Pool 5.5% 11/1/2054	10,516,960	10,449,569
Freddie Mac Non Gold Pool 5.5% 4/1/2055	378,986	379,992
Freddie Mac Non Gold Pool 5.5% 5/1/2053	32,481,655	32,588,182
Freddie Mac Non Gold Pool 5.5% 8/1/2053	3,206,016	3,215,529
Freddie Mac Non Gold Pool 5.5% 8/1/2053	109,965	110,291
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.125%, 5.25% 8/1/2037 (b)(c)	32,250	32,627
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.655%, 5.687% 4/1/2035 (b)(c)	23,103	23,617
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.665%, 5.702% 10/1/2036 (b)(c)	51,112	52,319
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.992%, 6.064% 10/1/2035 (b)(c)	59,797	61,403
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 2.02%, 6.135% 6/1/2037 (b)(c)	43,979	45,568
Freddie Mac Non Gold Pool 6% 6/1/2053	5,529,965	5,668,194
Freddie Mac Non Gold Pool 6% 6/1/2053	5,166,127	5,280,732
Freddie Mac Non Gold Pool 6% 6/1/2053	33,684	34,473
Freddie Mac Non Gold Pool 6% 6/1/2054	537,701	550,806
Freddie Mac Non Gold Pool 6% 7/1/2053	5,149,717	5,278,442
Freddie Mac Non Gold Pool 6% 7/1/2053	31,512	32,250
Freddie Mac Non Gold Pool 6% 9/1/2053	42,983	43,896
Freddie Mac Non Gold Pool 6.5% 1/1/2055	190,144	198,293
Freddie Mac Non Gold Pool 6.5% 1/1/2055	49,855	52,322
Freddie Mac Non Gold Pool 6.5% 11/1/2054	21,693	22,767
Freddie Mac Non Gold Pool 6.5% 2/1/2055	57,209	60,041
Freddie Mac Non Gold Pool 7% 1/1/2055	473,789	500,889
Freddie Mac Non Gold Pool 7% 1/1/2055	256,221	270,415
Freddie Mac Non Gold Pool 7% 10/1/2055	364,564	387,991
Freddie Mac Non Gold Pool 7% 11/1/2055	1,381,341	1,456,487
Freddie Mac Non Gold Pool 7% 12/1/2053	529,971	560,699
Freddie Mac Non Gold Pool 7% 12/1/2054	335,837	356,851
Freddie Mac Non Gold Pool 7% 3/1/2055	806,009	849,642
Freddie Mac Non Gold Pool 7% 7/1/2055	331,086	351,937
Freddie Mac Non Gold Pool 7% 9/1/2055	261,641	275,155
Ginnie Mae I Pool 2.5% 1/20/2052	8,305,950	6,929,144
Ginnie Mae I Pool 2.5% 12/20/2051	12,729,478	10,623,398
Ginnie Mae I Pool 2.5% 12/20/2051	8,429,557	7,026,992
Ginnie Mae I Pool 2.5% 12/20/2051	6,727,627	5,612,446
Ginnie Mae I Pool 2.5% 8/20/2051	47,075,744	39,213,555
Ginnie Mae I Pool 3% 1/15/2045	47,499	42,285
Ginnie Mae I Pool 3% 1/15/2045	39,521	35,276
Ginnie Mae I Pool 3% 1/15/2045	36,776	32,814
Ginnie Mae I Pool 3% 1/15/2045	28,625	25,388
Ginnie Mae I Pool 3% 1/15/2045	14,541	12,921
Ginnie Mae I Pool 3% 12/15/2042	1,171,267	1,052,570
Ginnie Mae I Pool 3% 12/20/2042	3,479,043	3,116,925
Ginnie Mae I Pool 3% 2/15/2045	368,468	327,528
Ginnie Mae I Pool 3% 2/15/2045	151,959	135,277
Ginnie Mae I Pool 3% 2/15/2045	69,722	62,022
Ginnie Mae I Pool 3% 2/15/2045	47,218	42,082
Ginnie Mae I Pool 3% 2/15/2045	33,641	29,903
Ginnie Mae I Pool 3% 2/20/2050	2,794,227	2,429,917
Ginnie Mae I Pool 3% 2/20/2050	18,690	16,305
Ginnie Mae I Pool 3% 3/15/2045	281,779	250,378
Ginnie Mae I Pool 3% 3/15/2045	185,634	164,826
Ginnie Mae I Pool 3% 3/15/2045	158,524	141,335
Ginnie Mae I Pool 3% 3/15/2045	143,833	127,852
Ginnie Mae I Pool 3% 3/15/2045	129,915	116,142
Ginnie Mae I Pool 3% 3/15/2045	87,874	78,197
Ginnie Mae I Pool 3% 3/15/2045	76,296	67,844
Ginnie Mae I Pool 3% 3/15/2045	56,163	49,868
Ginnie Mae I Pool 3% 3/15/2045	47,393	42,336
Ginnie Mae I Pool 3% 3/15/2045	46,754	41,653
Ginnie Mae I Pool 3% 3/15/2045	31,093	28,244
Ginnie Mae I Pool 3% 3/15/2045	23,238	20,824
Ginnie Mae I Pool 3% 3/15/2045	22,891	20,295
Ginnie Mae I Pool 3% 3/15/2045	14,347	12,753
Ginnie Mae I Pool 3% 3/20/2043	2,309,134	2,069,872
Ginnie Mae I Pool 3% 3/20/2043	952,705	855,069
Ginnie Mae I Pool 3% 4/15/2042	15,969	14,454
Ginnie Mae I Pool 3% 4/15/2043	143,822	128,778
Ginnie Mae I Pool 3% 4/15/2043	115,285	103,645
Ginnie Mae I Pool 3% 4/15/2043	13,634	12,262
Ginnie Mae I Pool 3% 4/15/2043	13,290	12,127
Ginnie Mae I Pool 3% 4/15/2045	28,007	24,868
Ginnie Mae I Pool 3% 4/15/2045	21,718	19,248
Ginnie Mae I Pool 3% 5/15/2042	11,613	10,493
Ginnie Mae I Pool 3% 5/15/2043	668,523	602,020
Ginnie Mae I Pool 3% 5/15/2043	614,433	549,511
Ginnie Mae I Pool 3% 5/15/2043	244,608	221,407
Ginnie Mae I Pool 3% 5/15/2043	209,545	187,851
Ginnie Mae I Pool 3% 5/15/2043	140,269	124,551
Ginnie Mae I Pool 3% 5/15/2043	105,039	94,317
Ginnie Mae I Pool 3% 5/15/2043	40,913	36,604
Ginnie Mae I Pool 3% 5/15/2043	36,018	32,264
Ginnie Mae I Pool 3% 5/15/2043	7,983	7,166
Ginnie Mae I Pool 3% 5/15/2045	96,129	85,480
Ginnie Mae I Pool 3% 5/15/2045	61,717	54,720
Ginnie Mae I Pool 3% 6/15/2042	248,295	223,595
Ginnie Mae I Pool 3% 6/15/2043	407,347	365,322
Ginnie Mae I Pool 3% 6/15/2043	140,255	125,435
Ginnie Mae I Pool 3% 6/15/2043	21,740	19,577
Ginnie Mae I Pool 3% 6/15/2043	19,596	17,776
Ginnie Mae I Pool 3% 6/15/2043	11,496	10,294
Ginnie Mae I Pool 3% 6/15/2045	95,106	85,158
Ginnie Mae I Pool 3% 6/15/2045	17,678	15,685
Ginnie Mae I Pool 3% 6/15/2045	12,617	11,198
Ginnie Mae I Pool 3% 6/20/2042	56,690	51,375
Ginnie Mae I Pool 3% 7/15/2042	12,917	11,667
Ginnie Mae I Pool 3% 7/15/2043	2,790	2,505
Ginnie Mae I Pool 3% 7/15/2045	154,672	136,987
Ginnie Mae I Pool 3% 7/15/2045	114,857	101,652
Ginnie Mae I Pool 3% 7/15/2045	97,635	86,659
Ginnie Mae I Pool 3% 7/15/2045	57,175	50,995
Ginnie Mae I Pool 3% 7/15/2045	50,404	44,956
Ginnie Mae I Pool 3% 7/15/2045	47,979	42,493
Ginnie Mae I Pool 3% 7/15/2045	47,510	42,108
Ginnie Mae I Pool 3% 7/15/2045	43,869	38,881
Ginnie Mae I Pool 3% 7/15/2045	41,584	36,803
Ginnie Mae I Pool 3% 7/15/2045	38,629	34,350
Ginnie Mae I Pool 3% 7/15/2045	9,545	8,445
Ginnie Mae I Pool 3% 8/15/2042	32,287	28,945
Ginnie Mae I Pool 3% 8/15/2043	30,674	27,531
Ginnie Mae I Pool 3% 9/15/2042	26,195	23,472
Ginnie Mae I Pool 3.5% 1/15/2041	39,111	36,350
Ginnie Mae I Pool 3.5% 1/15/2042	513,400	473,319
Ginnie Mae I Pool 3.5% 1/15/2042	391,818	361,643
Ginnie Mae I Pool 3.5% 1/15/2042	9,178	8,506
Ginnie Mae I Pool 3.5% 1/15/2042	4,690	4,343
Ginnie Mae I Pool 3.5% 1/15/2043	595,226	549,545
Ginnie Mae I Pool 3.5% 1/15/2043	16,042	14,837
Ginnie Mae I Pool 3.5% 10/20/2052	83,386	74,183
Ginnie Mae I Pool 3.5% 11/15/2040	69,518	64,571
Ginnie Mae I Pool 3.5% 11/15/2042	1,296,757	1,197,935
Ginnie Mae I Pool 3.5% 12/15/2040	13,425	12,485
Ginnie Mae I Pool 3.5% 12/15/2041	508,899	470,394
Ginnie Mae I Pool 3.5% 12/15/2041	479,004	442,243
Ginnie Mae I Pool 3.5% 12/15/2041	292,194	271,235
Ginnie Mae I Pool 3.5% 12/15/2041	42,341	39,366
Ginnie Mae I Pool 3.5% 12/20/2049	232,692	208,555
Ginnie Mae I Pool 3.5% 12/20/2049	96,016	86,116
Ginnie Mae I Pool 3.5% 12/20/2049	83,044	74,274
Ginnie Mae I Pool 3.5% 12/20/2049	28,758	25,755
Ginnie Mae I Pool 3.5% 2/15/2042	474,628	439,506
Ginnie Mae I Pool 3.5% 2/15/2042	469,574	433,286
Ginnie Mae I Pool 3.5% 2/15/2042	369,612	340,854
Ginnie Mae I Pool 3.5% 2/15/2042	160,060	148,260
Ginnie Mae I Pool 3.5% 2/15/2042	20,409	18,893
Ginnie Mae I Pool 3.5% 2/15/2043	2,491,553	2,306,482
Ginnie Mae I Pool 3.5% 2/15/2043	101,190	93,506
Ginnie Mae I Pool 3.5% 2/15/2043	66,017	60,845
Ginnie Mae I Pool 3.5% 2/15/2044	400,529	367,072
Ginnie Mae I Pool 3.5% 2/20/2043	1,225,639	1,129,685
Ginnie Mae I Pool 3.5% 3/15/2042	1,729,527	1,601,544
Ginnie Mae I Pool 3.5% 3/15/2042	7,136	6,639
Ginnie Mae I Pool 3.5% 3/15/2042	2,925	2,702
Ginnie Mae I Pool 3.5% 3/15/2043	43,732	40,471
Ginnie Mae I Pool 3.5% 3/15/2043	17,357	16,020
Ginnie Mae I Pool 3.5% 3/20/2043	526,040	485,010
Ginnie Mae I Pool 3.5% 4/15/2043	2,136,315	1,978,230
Ginnie Mae I Pool 3.5% 4/15/2043	423,340	389,421
Ginnie Mae I Pool 3.5% 5/15/2042	129,327	120,130
Ginnie Mae I Pool 3.5% 5/15/2042	92,255	85,740
Ginnie Mae I Pool 3.5% 5/15/2043	85,348	79,177
Ginnie Mae I Pool 3.5% 5/15/2043	82,510	75,962
Ginnie Mae I Pool 3.5% 5/15/2043	70,927	65,694
Ginnie Mae I Pool 3.5% 5/15/2043	26,817	24,773
Ginnie Mae I Pool 3.5% 5/20/2046	242,271	220,614
Ginnie Mae I Pool 3.5% 5/20/2046	127,699	115,907
Ginnie Mae I Pool 3.5% 5/20/2046	122,838	111,458
Ginnie Mae I Pool 3.5% 5/20/2046	105,015	95,431
Ginnie Mae I Pool 3.5% 5/20/2046	96,645	88,106
Ginnie Mae I Pool 3.5% 5/20/2046	65,443	59,385
Ginnie Mae I Pool 3.5% 6/15/2042	17,683	16,331
Ginnie Mae I Pool 3.5% 6/15/2043	184,559	169,772
Ginnie Mae I Pool 3.5% 6/15/2043	152,714	140,288
Ginnie Mae I Pool 3.5% 6/15/2043	109,923	101,516
Ginnie Mae I Pool 3.5% 6/15/2043	76,007	70,869
Ginnie Mae I Pool 3.5% 6/15/2043	58,197	53,609
Ginnie Mae I Pool 3.5% 6/15/2043	9,842	9,066
Ginnie Mae I Pool 3.5% 6/15/2043	5,561	5,151
Ginnie Mae I Pool 3.5% 6/20/2046	555,855	505,132
Ginnie Mae I Pool 3.5% 6/20/2046	153,022	139,231
Ginnie Mae I Pool 3.5% 6/20/2046	150,878	137,218
Ginnie Mae I Pool 3.5% 6/20/2046	146,250	132,561
Ginnie Mae I Pool 3.5% 6/20/2046	141,623	128,476
Ginnie Mae I Pool 3.5% 6/20/2046	82,801	75,275
Ginnie Mae I Pool 3.5% 6/20/2046	55,124	50,264
Ginnie Mae I Pool 3.5% 7/15/2042	360,358	332,995
Ginnie Mae I Pool 3.5% 7/15/2042	122,710	113,459
Ginnie Mae I Pool 3.5% 7/15/2042	32,365	29,890
Ginnie Mae I Pool 3.5% 7/15/2043	70,705	65,130
Ginnie Mae I Pool 3.5% 7/15/2043	5,002	4,614
Ginnie Mae I Pool 3.5% 7/20/2043	501,709	459,849
Ginnie Mae I Pool 3.5% 7/20/2046	16,904,653	15,382,582
Ginnie Mae I Pool 3.5% 7/20/2052	451,060	402,439
Ginnie Mae I Pool 3.5% 8/15/2042	30,492	28,135
Ginnie Mae I Pool 3.5% 8/15/2043	39,422	36,274
Ginnie Mae I Pool 3.5% 8/15/2043	2,111	1,940
Ginnie Mae I Pool 3.5% 8/20/2052	19,004,161	16,991,305
Ginnie Mae I Pool 3.5% 9/15/2041	4,773	4,435
Ginnie Mae I Pool 3.5% 9/15/2042	88,651	81,707
Ginnie Mae I Pool 3.5% 9/15/2042	44,529	41,088
Ginnie Mae I Pool 3.5% 9/15/2042	43,324	40,330
Ginnie Mae I Pool 3.5% 9/15/2042	25,310	23,334
Ginnie Mae I Pool 3.5% 9/15/2042	4,844	4,472
Ginnie Mae I Pool 3.5% 9/15/2043	19,126	17,689
Ginnie Mae I Pool 3.5% 9/20/2052	302,265	268,998
Ginnie Mae I Pool 4% 1/15/2040	96,862	92,456
Ginnie Mae I Pool 4% 1/15/2040	93,349	88,756
Ginnie Mae I Pool 4% 1/15/2041	455,352	432,292
Ginnie Mae I Pool 4% 1/15/2041	17,662	16,768
Ginnie Mae I Pool 4% 1/15/2041	8,762	8,315
Ginnie Mae I Pool 4% 1/15/2042	8,691	8,230
Ginnie Mae I Pool 4% 1/15/2043	30,969	29,250
Ginnie Mae I Pool 4% 1/15/2047	196,019	180,832
Ginnie Mae I Pool 4% 1/15/2047	189,390	174,717
Ginnie Mae I Pool 4% 1/15/2047	145,805	134,508
Ginnie Mae I Pool 4% 1/15/2047	69,474	64,092
Ginnie Mae I Pool 4% 10/15/2039	112,972	107,782
Ginnie Mae I Pool 4% 10/15/2040	549,909	522,283
Ginnie Mae I Pool 4% 10/15/2040	460,974	438,485
Ginnie Mae I Pool 4% 10/15/2040	454,035	431,318
Ginnie Mae I Pool 4% 10/15/2040	51,045	48,522
Ginnie Mae I Pool 4% 10/15/2040	9,744	9,262
Ginnie Mae I Pool 4% 10/15/2040	9,110	8,663
Ginnie Mae I Pool 4% 10/15/2041	1,016,779	963,093
Ginnie Mae I Pool 4% 10/15/2041	461,134	437,321
Ginnie Mae I Pool 4% 10/15/2041	242,274	229,859
Ginnie Mae I Pool 4% 10/15/2041	113,137	107,594
Ginnie Mae I Pool 4% 10/15/2041	93,718	88,915
Ginnie Mae I Pool 4% 10/15/2041	79,940	75,735
Ginnie Mae I Pool 4% 10/15/2041	59,461	56,426
Ginnie Mae I Pool 4% 10/15/2041	50,847	48,192
Ginnie Mae I Pool 4% 10/15/2041	46,348	44,029
Ginnie Mae I Pool 4% 10/15/2041	33,407	31,598
Ginnie Mae I Pool 4% 10/15/2041	23,085	21,926
Ginnie Mae I Pool 4% 10/15/2041	5,010	4,735
Ginnie Mae I Pool 4% 10/20/2042	123,835	116,766
Ginnie Mae I Pool 4% 10/20/2052	355,704	327,558
Ginnie Mae I Pool 4% 11/15/2039	82,397	78,649
Ginnie Mae I Pool 4% 11/15/2040	137,441	130,453
Ginnie Mae I Pool 4% 11/15/2040	13,830	13,164
Ginnie Mae I Pool 4% 11/15/2041	238,388	225,939
Ginnie Mae I Pool 4% 11/15/2041	158,501	149,979
Ginnie Mae I Pool 4% 11/15/2041	18,682	17,717
Ginnie Mae I Pool 4% 11/15/2041	8,847	8,399
Ginnie Mae I Pool 4% 11/15/2041	1,204	1,145
Ginnie Mae I Pool 4% 11/15/2042	10,700	10,112
Ginnie Mae I Pool 4% 12/15/2039	266,035	253,056
Ginnie Mae I Pool 4% 12/15/2039	44,533	42,379
Ginnie Mae I Pool 4% 12/15/2040	33,078	31,363
Ginnie Mae I Pool 4% 12/15/2040	22,645	21,466
Ginnie Mae I Pool 4% 12/15/2040	4,611	4,401
Ginnie Mae I Pool 4% 12/15/2040	3,668	3,481
Ginnie Mae I Pool 4% 12/15/2040	1,973	1,874
Ginnie Mae I Pool 4% 12/15/2041	161,839	153,325
Ginnie Mae I Pool 4% 12/15/2041	92,527	87,841
Ginnie Mae I Pool 4% 12/15/2041	91,930	87,094
Ginnie Mae I Pool 4% 12/15/2041	79,330	75,111
Ginnie Mae I Pool 4% 12/15/2041	21,232	20,094
Ginnie Mae I Pool 4% 12/15/2041	15,176	14,432
Ginnie Mae I Pool 4% 12/15/2041	4,058	3,847
Ginnie Mae I Pool 4% 12/15/2042	7,899	7,476
Ginnie Mae I Pool 4% 12/15/2046	37,584	35,158
Ginnie Mae I Pool 4% 2/15/2040	387,631	368,316
Ginnie Mae I Pool 4% 2/15/2040	235,894	224,189
Ginnie Mae I Pool 4% 2/15/2040	222,444	212,324
Ginnie Mae I Pool 4% 2/15/2040	35,908	34,141
Ginnie Mae I Pool 4% 2/15/2041	73,272	69,403
Ginnie Mae I Pool 4% 2/15/2041	31,431	29,865
Ginnie Mae I Pool 4% 2/15/2041	4,874	4,619
Ginnie Mae I Pool 4% 2/15/2042	29,017	27,485
Ginnie Mae I Pool 4% 2/15/2042	20,099	19,045
Ginnie Mae I Pool 4% 2/15/2045	32,989	31,024
Ginnie Mae I Pool 4% 3/15/2040	1,985,057	1,886,967
Ginnie Mae I Pool 4% 3/15/2041	989,839	940,927
Ginnie Mae I Pool 4% 3/15/2041	10,953	10,414
Ginnie Mae I Pool 4% 3/15/2041	7,763	7,393
Ginnie Mae I Pool 4% 3/15/2042	119,488	113,110
Ginnie Mae I Pool 4% 3/15/2042	59,847	56,687
Ginnie Mae I Pool 4% 3/15/2042	19,354	18,287
Ginnie Mae I Pool 4% 3/15/2042	15,101	14,289
Ginnie Mae I Pool 4% 4/15/2040	165,760	157,399
Ginnie Mae I Pool 4% 4/15/2040	67,891	64,681
Ginnie Mae I Pool 4% 4/15/2041	2,292	2,177
Ginnie Mae I Pool 4% 4/15/2042	19,320	18,241
Ginnie Mae I Pool 4% 4/15/2043	24,079	22,743
Ginnie Mae I Pool 4% 4/15/2043	8,185	7,750
Ginnie Mae I Pool 4% 4/15/2046	1,930,971	1,814,654
Ginnie Mae I Pool 4% 4/20/2048	423,012	389,838
Ginnie Mae I Pool 4% 4/20/2048	419,929	386,996
Ginnie Mae I Pool 4% 5/15/2040	143,931	136,671
Ginnie Mae I Pool 4% 5/15/2041	18,979	18,233
Ginnie Mae I Pool 4% 5/15/2043	40,545	38,192
Ginnie Mae I Pool 4% 5/15/2043	11,439	10,778
Ginnie Mae I Pool 4% 5/15/2045	27,416	25,729
Ginnie Mae I Pool 4% 5/20/2049	741,197	680,290
Ginnie Mae I Pool 4% 6/15/2041	27,684	26,254
Ginnie Mae I Pool 4% 6/15/2041	17,859	16,937
Ginnie Mae I Pool 4% 6/15/2041	12,081	11,434
Ginnie Mae I Pool 4% 6/15/2042	4,294	4,055
Ginnie Mae I Pool 4% 6/15/2042	3,329	3,143
Ginnie Mae I Pool 4% 6/15/2043	28,688	27,075
Ginnie Mae I Pool 4% 6/15/2043	15,002	14,192
Ginnie Mae I Pool 4% 6/15/2045	8,238	7,752
Ginnie Mae I Pool 4% 7/15/2039	107,060	101,928
Ginnie Mae I Pool 4% 7/15/2041	54,201	51,266
Ginnie Mae I Pool 4% 7/15/2041	49,044	46,483
Ginnie Mae I Pool 4% 7/15/2041	14,962	14,207
Ginnie Mae I Pool 4% 7/15/2041	2,871	2,716
Ginnie Mae I Pool 4% 7/15/2045	22,479	21,095
Ginnie Mae I Pool 4% 7/15/2046	131,900	123,426
Ginnie Mae I Pool 4% 7/15/2046	105,668	99,004
Ginnie Mae I Pool 4% 8/15/2039	36,832	35,035
Ginnie Mae I Pool 4% 8/15/2039	31,592	30,031
Ginnie Mae I Pool 4% 8/15/2039	5,309	5,062
Ginnie Mae I Pool 4% 8/15/2040	22,781	21,670
Ginnie Mae I Pool 4% 8/15/2041	71,167	67,520
Ginnie Mae I Pool 4% 8/15/2041	15,420	14,661
Ginnie Mae I Pool 4% 8/15/2041	14,093	13,420
Ginnie Mae I Pool 4% 8/15/2042	235,160	221,980
Ginnie Mae I Pool 4% 8/15/2042	28,687	27,240
Ginnie Mae I Pool 4% 8/15/2042	8,002	7,608
Ginnie Mae I Pool 4% 8/15/2043	13,098	12,327
Ginnie Mae I Pool 4% 8/15/2043	9,064	8,529
Ginnie Mae I Pool 4% 9/15/2039	70,312	67,228
Ginnie Mae I Pool 4% 9/15/2040	3,691	3,511
Ginnie Mae I Pool 4% 9/15/2041	108,639	102,986
Ginnie Mae I Pool 4% 9/15/2041	59,476	56,501
Ginnie Mae I Pool 4% 9/15/2041	59,158	56,126
Ginnie Mae I Pool 4% 9/15/2041	9,477	8,971
Ginnie Mae I Pool 4% 9/15/2041	8,444	7,980
Ginnie Mae I Pool 4% 9/15/2041	6,699	6,390
Ginnie Mae I Pool 4% 9/15/2041	3,440	3,261
Ginnie Mae I Pool 4.5% 1/15/2041	2,299	2,240
Ginnie Mae I Pool 4.5% 10/15/2039	49,937	48,619
Ginnie Mae I Pool 4.5% 10/15/2039	9,031	8,818
Ginnie Mae I Pool 4.5% 10/15/2039	2,680	2,617
Ginnie Mae I Pool 4.5% 10/15/2040	5,936	5,789
Ginnie Mae I Pool 4.5% 11/15/2039	314,651	306,388
Ginnie Mae I Pool 4.5% 11/15/2039	126,925	123,778
Ginnie Mae I Pool 4.5% 11/15/2039	93,551	91,301
Ginnie Mae I Pool 4.5% 11/15/2039	63,646	62,252
Ginnie Mae I Pool 4.5% 11/15/2039	47,426	46,296
Ginnie Mae I Pool 4.5% 11/15/2039	38,838	37,913
Ginnie Mae I Pool 4.5% 11/15/2039	9,959	9,731
Ginnie Mae I Pool 4.5% 11/15/2039	6,848	6,687
Ginnie Mae I Pool 4.5% 11/15/2039	5,712	5,573
Ginnie Mae I Pool 4.5% 11/15/2039	4,583	4,472
Ginnie Mae I Pool 4.5% 11/15/2039	4,137	4,040
Ginnie Mae I Pool 4.5% 11/15/2039	3,745	3,652
Ginnie Mae I Pool 4.5% 11/15/2039	1,402	1,369
Ginnie Mae I Pool 4.5% 12/15/2039	6,252	6,117
Ginnie Mae I Pool 4.5% 2/15/2040	238,797	232,190
Ginnie Mae I Pool 4.5% 2/15/2040	218,283	213,034
Ginnie Mae I Pool 4.5% 2/15/2040	136,810	133,564
Ginnie Mae I Pool 4.5% 2/15/2040	76,144	74,329
Ginnie Mae I Pool 4.5% 2/15/2040	36,124	35,279
Ginnie Mae I Pool 4.5% 2/15/2040	16,818	16,426
Ginnie Mae I Pool 4.5% 2/15/2040	14,879	14,526
Ginnie Mae I Pool 4.5% 2/15/2040	6,810	6,664
Ginnie Mae I Pool 4.5% 2/15/2040	5,730	5,595
Ginnie Mae I Pool 4.5% 2/15/2040	5,397	5,268
Ginnie Mae I Pool 4.5% 2/15/2040	1,616	1,577
Ginnie Mae I Pool 4.5% 2/15/2041	60,554	58,957
Ginnie Mae I Pool 4.5% 3/15/2040	643,419	628,015
Ginnie Mae I Pool 4.5% 3/15/2040	29,268	28,561
Ginnie Mae I Pool 4.5% 3/15/2040	9,720	9,479
Ginnie Mae I Pool 4.5% 3/15/2040	9,689	9,458
Ginnie Mae I Pool 4.5% 3/15/2040	2,981	2,910
Ginnie Mae I Pool 4.5% 3/15/2041	112,206	109,271
Ginnie Mae I Pool 4.5% 3/15/2041	31,681	30,912
Ginnie Mae I Pool 4.5% 3/15/2041	8,378	8,163
Ginnie Mae I Pool 4.5% 3/15/2041	2,166	2,113
Ginnie Mae I Pool 4.5% 4/15/2040	136,049	132,406
Ginnie Mae I Pool 4.5% 4/15/2040	103,031	100,380
Ginnie Mae I Pool 4.5% 4/15/2040	57,479	55,962
Ginnie Mae I Pool 4.5% 4/15/2040	24,375	23,701
Ginnie Mae I Pool 4.5% 4/15/2040	23,810	23,152
Ginnie Mae I Pool 4.5% 4/15/2040	19,036	18,599
Ginnie Mae I Pool 4.5% 4/20/2053	117,465	111,320
Ginnie Mae I Pool 4.5% 5/15/2039	44,047	43,046
Ginnie Mae I Pool 4.5% 5/15/2040	270,856	264,371
Ginnie Mae I Pool 4.5% 5/15/2040	32,291	31,453
Ginnie Mae I Pool 4.5% 5/15/2041	60	60
Ginnie Mae I Pool 4.5% 5/20/2056	25,645,620	24,037,662
Ginnie Mae I Pool 4.5% 6/15/2039	155,587	152,178
Ginnie Mae I Pool 4.5% 6/15/2039	141,627	138,330
Ginnie Mae I Pool 4.5% 6/15/2039	22,699	22,181
Ginnie Mae I Pool 4.5% 6/15/2039	2,030	1,984
Ginnie Mae I Pool 4.5% 6/15/2039	1,437	1,404
Ginnie Mae I Pool 4.5% 6/15/2040	1,192,453	1,160,675
Ginnie Mae I Pool 4.5% 6/15/2040	321,297	313,434
Ginnie Mae I Pool 4.5% 6/15/2040	189,296	184,765
Ginnie Mae I Pool 4.5% 6/15/2040	171,272	167,135
Ginnie Mae I Pool 4.5% 6/15/2040	133,551	130,297
Ginnie Mae I Pool 4.5% 6/15/2040	71,354	69,654
Ginnie Mae I Pool 4.5% 6/15/2040	30,735	29,993
Ginnie Mae I Pool 4.5% 6/15/2040	20,343	19,854
Ginnie Mae I Pool 4.5% 6/15/2040	15,940	15,556
Ginnie Mae I Pool 4.5% 6/15/2040	14,380	14,018
Ginnie Mae I Pool 4.5% 6/15/2040	8,342	8,144
Ginnie Mae I Pool 4.5% 6/15/2041	241,896	235,753
Ginnie Mae I Pool 4.5% 7/15/2039	116,625	113,975
Ginnie Mae I Pool 4.5% 7/15/2039	4,533	4,422
Ginnie Mae I Pool 4.5% 7/15/2040	482,743	471,134
Ginnie Mae I Pool 4.5% 7/15/2040	342,044	334,004
Ginnie Mae I Pool 4.5% 7/15/2040	263,884	257,566
Ginnie Mae I Pool 4.5% 7/15/2040	38,709	37,758
Ginnie Mae I Pool 4.5% 7/15/2040	32,483	31,709
Ginnie Mae I Pool 4.5% 7/15/2040	28,892	28,201
Ginnie Mae I Pool 4.5% 7/15/2040	24,959	24,359
Ginnie Mae I Pool 4.5% 7/15/2040	24,243	23,666
Ginnie Mae I Pool 4.5% 7/15/2040	22,501	21,941
Ginnie Mae I Pool 4.5% 7/15/2040	15,692	15,306
Ginnie Mae I Pool 4.5% 7/15/2040	8,178	7,981
Ginnie Mae I Pool 4.5% 7/15/2040	7,009	6,837
Ginnie Mae I Pool 4.5% 7/15/2040	1,113	1,084
Ginnie Mae I Pool 4.5% 7/15/2040	1,094	1,067
Ginnie Mae I Pool 4.5% 8/15/2039	1,280,032	1,250,512
Ginnie Mae I Pool 4.5% 8/15/2039	813,308	794,552
Ginnie Mae I Pool 4.5% 8/15/2039	659,619	644,631
Ginnie Mae I Pool 4.5% 8/15/2039	258,813	252,730
Ginnie Mae I Pool 4.5% 8/15/2039	127,281	124,433
Ginnie Mae I Pool 4.5% 8/15/2039	32,509	31,739
Ginnie Mae I Pool 4.5% 8/15/2039	22,535	22,010
Ginnie Mae I Pool 4.5% 8/15/2040	85,142	83,085
Ginnie Mae I Pool 4.5% 8/15/2040	39,041	37,932
Ginnie Mae I Pool 4.5% 8/15/2040	15,375	14,994
Ginnie Mae I Pool 4.5% 8/15/2040	15,287	14,894
Ginnie Mae I Pool 4.5% 8/15/2040	11,329	11,060
Ginnie Mae I Pool 4.5% 8/15/2040	4,023	3,924
Ginnie Mae I Pool 4.5% 8/15/2040	2,459	2,396
Ginnie Mae I Pool 4.5% 8/15/2040	1,871	1,831
Ginnie Mae I Pool 4.5% 8/15/2041	27,460	26,809
Ginnie Mae I Pool 4.5% 9/15/2039	236,109	230,611
Ginnie Mae I Pool 4.5% 9/15/2039	113,746	111,123
Ginnie Mae I Pool 4.5% 9/15/2039	3,565	3,482
Ginnie Mae I Pool 4.5% 9/15/2039	2,986	2,918
Ginnie Mae I Pool 4.5% 9/15/2040	38,894	38,006
Ginnie Mae I Pool 4.5% 9/15/2040	17,559	17,126
Ginnie Mae I Pool 5% 1/15/2034	9,212	9,212
Ginnie Mae I Pool 5% 1/15/2040	3,322	3,323
Ginnie Mae I Pool 5% 1/15/2040	2,892	2,886
Ginnie Mae I Pool 5% 10/15/2033	4,605	4,606
Ginnie Mae I Pool 5% 10/15/2034	6,910	6,911
Ginnie Mae I Pool 5% 10/15/2039	89,920	89,766
Ginnie Mae I Pool 5% 10/15/2039	71,754	71,608
Ginnie Mae I Pool 5% 10/15/2039	57,018	56,920
Ginnie Mae I Pool 5% 10/15/2039	30,681	30,628
Ginnie Mae I Pool 5% 10/15/2039	17,381	17,353
Ginnie Mae I Pool 5% 11/15/2033	3,054	3,054
Ginnie Mae I Pool 5% 11/15/2039	97,211	97,004
Ginnie Mae I Pool 5% 11/15/2039	70,366	70,260
Ginnie Mae I Pool 5% 11/15/2039	37,376	37,299
Ginnie Mae I Pool 5% 11/15/2039	35,072	34,998
Ginnie Mae I Pool 5% 11/15/2039	6,942	6,929
Ginnie Mae I Pool 5% 11/15/2039	6,493	6,478
Ginnie Mae I Pool 5% 11/15/2040	34,861	34,784
Ginnie Mae I Pool 5% 11/15/2040	9,738	9,697
Ginnie Mae I Pool 5% 12/15/2032	1,021	1,022
Ginnie Mae I Pool 5% 12/15/2037	26,249	26,214
Ginnie Mae I Pool 5% 12/15/2038	10,669	10,657
Ginnie Mae I Pool 5% 12/15/2039	93,910	93,710
Ginnie Mae I Pool 5% 12/15/2039	47,572	47,482
Ginnie Mae I Pool 5% 12/15/2039	37,743	37,656
Ginnie Mae I Pool 5% 2/15/2039	153,318	153,060
Ginnie Mae I Pool 5% 2/15/2039	1,239	1,237
Ginnie Mae I Pool 5% 2/15/2040	6,993	6,978
Ginnie Mae I Pool 5% 3/15/2039	18,568	18,543
Ginnie Mae I Pool 5% 3/15/2040	13,891	13,862
Ginnie Mae I Pool 5% 3/15/2041	80,520	80,208
Ginnie Mae I Pool 5% 3/15/2041	29,311	29,249
Ginnie Mae I Pool 5% 3/15/2041	4,688	4,669
Ginnie Mae I Pool 5% 4/15/2033	8,059	8,061
Ginnie Mae I Pool 5% 4/15/2039	39,345	39,279
Ginnie Mae I Pool 5% 4/15/2039	14,637	14,618
Ginnie Mae I Pool 5% 4/15/2040	665,987	664,612
Ginnie Mae I Pool 5% 4/15/2040	646,800	645,506
Ginnie Mae I Pool 5% 4/15/2040	40,559	40,466
Ginnie Mae I Pool 5% 4/15/2040	13,216	13,186
Ginnie Mae I Pool 5% 4/15/2040	8,141	8,124
Ginnie Mae I Pool 5% 4/15/2040	4,512	4,501
Ginnie Mae I Pool 5% 4/15/2040	942	941
Ginnie Mae I Pool 5% 4/15/2041	119,567	119,256
Ginnie Mae I Pool 5% 4/15/2041	26,846	26,744
Ginnie Mae I Pool 5% 4/15/2041	12,942	12,893
Ginnie Mae I Pool 5% 4/15/2041	3,631	3,616
Ginnie Mae I Pool 5% 4/20/2048	739,038	734,096
Ginnie Mae I Pool 5% 5/15/2039	128,464	128,252
Ginnie Mae I Pool 5% 5/15/2039	93,925	93,749
Ginnie Mae I Pool 5% 5/15/2039	15,257	15,232
Ginnie Mae I Pool 5% 5/15/2040	39,934	39,843
Ginnie Mae I Pool 5% 5/15/2040	24,256	24,219
Ginnie Mae I Pool 5% 5/15/2040	8,752	8,727
Ginnie Mae I Pool 5% 5/20/2056	24,799,986	24,044,268
Ginnie Mae I Pool 5% 6/15/2033	703	703
Ginnie Mae I Pool 5% 6/15/2039	12,979	12,958
Ginnie Mae I Pool 5% 6/15/2039	2,605	2,599
Ginnie Mae I Pool 5% 6/15/2040	1,988,549	1,984,381
Ginnie Mae I Pool 5% 6/15/2040	53,856	53,741
Ginnie Mae I Pool 5% 6/15/2040	42,293	42,171
Ginnie Mae I Pool 5% 6/15/2040	36,080	35,988
Ginnie Mae I Pool 5% 6/15/2040	7,151	7,130
Ginnie Mae I Pool 5% 6/15/2040	4,538	4,527
Ginnie Mae I Pool 5% 6/15/2041	77,027	76,846
Ginnie Mae I Pool 5% 6/15/2041	13,695	13,643
Ginnie Mae I Pool 5% 6/15/2041	12,662	12,642
Ginnie Mae I Pool 5% 6/15/2041	2,609	2,605
Ginnie Mae I Pool 5% 7/15/2039	163,227	162,974
Ginnie Mae I Pool 5% 7/15/2039	95,325	95,147
Ginnie Mae I Pool 5% 7/15/2039	3,515	3,510
Ginnie Mae I Pool 5% 7/15/2040	102,140	101,922
Ginnie Mae I Pool 5% 7/15/2040	88,851	88,659
Ginnie Mae I Pool 5% 7/15/2040	51,420	51,304
Ginnie Mae I Pool 5% 7/15/2040	41,790	41,693
Ginnie Mae I Pool 5% 7/15/2040	34,419	34,350
Ginnie Mae I Pool 5% 7/15/2040	20,974	20,921
Ginnie Mae I Pool 5% 7/15/2040	6,936	6,919
Ginnie Mae I Pool 5% 7/15/2040	6,548	6,533
Ginnie Mae I Pool 5% 7/20/2056	80,731,542	78,265,145
Ginnie Mae I Pool 5% 8/15/2039	79,117	78,969
Ginnie Mae I Pool 5% 8/15/2039	68,816	68,682
Ginnie Mae I Pool 5% 8/15/2039	30,614	30,565
Ginnie Mae I Pool 5% 8/15/2039	22,662	22,615
Ginnie Mae I Pool 5% 8/15/2039	11,811	11,788
Ginnie Mae I Pool 5% 8/15/2039	7,664	7,650
Ginnie Mae I Pool 5% 8/15/2039	6,914	6,906
Ginnie Mae I Pool 5% 8/15/2039	2,780	2,774
Ginnie Mae I Pool 5% 8/15/2039	1,870	1,866
Ginnie Mae I Pool 5% 8/15/2040	162,206	161,840
Ginnie Mae I Pool 5% 8/15/2040	132,531	132,245
Ginnie Mae I Pool 5% 8/15/2040	127,311	127,012
Ginnie Mae I Pool 5% 8/15/2040	38,757	38,663
Ginnie Mae I Pool 5% 8/15/2040	2,537	2,532
Ginnie Mae I Pool 5% 8/15/2041	3,113	3,107
Ginnie Mae I Pool 5% 9/15/2033	105	105
Ginnie Mae I Pool 5% 9/15/2037	5,428	5,421
Ginnie Mae I Pool 5% 9/15/2039	502,806	501,943
Ginnie Mae I Pool 5% 9/15/2039	109,986	109,777
Ginnie Mae I Pool 5% 9/15/2039	74,128	73,982
Ginnie Mae I Pool 5% 9/15/2039	36,285	36,214
Ginnie Mae I Pool 5% 9/15/2039	33,761	33,697
Ginnie Mae I Pool 5% 9/15/2039	33,630	33,554
Ginnie Mae I Pool 5% 9/15/2039	28,886	28,835
Ginnie Mae I Pool 5% 9/15/2039	22,961	22,915
Ginnie Mae I Pool 5% 9/15/2039	19,354	19,318
Ginnie Mae I Pool 5% 9/15/2039	9,685	9,665
Ginnie Mae I Pool 5% 9/15/2039	7,438	7,424
Ginnie Mae I Pool 5% 9/15/2039	4,508	4,500
Ginnie Mae I Pool 5% 9/15/2039	3,754	3,748
Ginnie Mae I Pool 5% 9/15/2040	81,138	80,965
Ginnie Mae I Pool 5% 9/15/2040	53,081	52,948
Ginnie Mae I Pool 5% 9/15/2040	25,420	25,344
Ginnie Mae I Pool 5% 9/15/2040	16,960	16,922
Ginnie Mae I Pool 5% 9/15/2041	1,429,278	1,426,508
Ginnie Mae I Pool 5.5% 1/15/2034	1,073	1,089
Ginnie Mae I Pool 5.5% 1/15/2039	6,428	6,516
Ginnie Mae I Pool 5.5% 10/15/2035	70,421	71,533
Ginnie Mae I Pool 5.5% 11/15/2033	423	429
Ginnie Mae I Pool 5.5% 12/15/2038	1,836	1,860
Ginnie Mae I Pool 5.5% 12/15/2038	302	306
Ginnie Mae I Pool 5.5% 3/15/2034	3,841	3,897
Ginnie Mae I Pool 5.5% 3/15/2034	766	776
Ginnie Mae I Pool 5.5% 3/15/2039	5,418	5,491
Ginnie Mae I Pool 5.5% 3/20/2054	111,402	111,403
Ginnie Mae I Pool 5.5% 4/15/2034	4,470	4,535
Ginnie Mae I Pool 5.5% 4/15/2034	857	869
Ginnie Mae I Pool 5.5% 5/15/2034	17,170	17,437
Ginnie Mae I Pool 5.5% 5/15/2034	4,804	4,876
Ginnie Mae I Pool 5.5% 5/15/2034	1,620	1,644
Ginnie Mae I Pool 5.5% 5/15/2034	1,419	1,442
Ginnie Mae I Pool 5.5% 5/15/2034	937	952
Ginnie Mae I Pool 5.5% 5/15/2034	846	858
Ginnie Mae I Pool 5.5% 5/15/2039	54,087	54,829
Ginnie Mae I Pool 5.5% 6/15/2033	535	542
Ginnie Mae I Pool 5.5% 6/15/2039	4,305	4,361
Ginnie Mae I Pool 5.5% 7/15/2033	3,709	3,765
Ginnie Mae I Pool 5.5% 7/15/2037	375	380
Ginnie Mae I Pool 5.5% 7/15/2038	1,021	1,035
Ginnie Mae I Pool 5.5% 7/15/2038	1,003	1,017
Ginnie Mae I Pool 5.5% 7/15/2039	17,069	17,312
Ginnie Mae I Pool 5.5% 8/15/2033	13,068	13,264
Ginnie Mae I Pool 5.5% 9/15/2039	338,305	343,043
Ginnie Mae I Pool 5.5% 9/15/2039	284,376	288,359
Ginnie Mae I Pool 6% 10/15/2030	18,185	18,488
Ginnie Mae I Pool 6% 10/15/2039	13,434	13,732
Ginnie Mae I Pool 6% 11/15/2037	1,260	1,292
Ginnie Mae I Pool 6% 11/15/2039	38,611	39,482
Ginnie Mae I Pool 6% 11/15/2039	14,580	14,900
Ginnie Mae I Pool 6% 11/15/2039	12,616	12,899
Ginnie Mae I Pool 6% 11/15/2039	7,622	7,792
Ginnie Mae I Pool 6% 11/15/2039	6,546	6,706
Ginnie Mae I Pool 6% 11/15/2039	4,941	5,046
Ginnie Mae I Pool 6% 11/15/2039	2,907	2,972
Ginnie Mae I Pool 6% 12/15/2034	3,189	3,270
Ginnie Mae I Pool 6% 5/15/2040	1,098,821	1,123,785
Ginnie Mae I Pool 6% 6/15/2036	129,767	132,957
Ginnie Mae I Pool 6.5% 10/15/2034	43,691	45,386
Ginnie Mae I Pool 6.5% 10/15/2034	5,627	5,827
Ginnie Mae I Pool 6.5% 10/15/2034	5,041	5,228
Ginnie Mae I Pool 6.5% 10/15/2034	3,054	3,177
Ginnie Mae I Pool 6.5% 10/15/2034	415	429
Ginnie Mae I Pool 6.5% 10/15/2035	30,576	31,898
Ginnie Mae I Pool 6.5% 10/15/2036	9,893	10,259
Ginnie Mae I Pool 6.5% 11/15/2034	10,595	10,926
Ginnie Mae I Pool 6.5% 2/15/2035	1,334	1,384
Ginnie Mae I Pool 6.5% 3/15/2035	1,065	1,099
Ginnie Mae I Pool 6.5% 6/15/2037	10,946	11,444
Ginnie Mae I Pool 6.5% 7/15/2035	3,297	3,428
Ginnie Mae I Pool 6.5% 8/15/2034	48,370	50,191
Ginnie Mae I Pool 6.5% 8/15/2034	999	1,030
Ginnie Mae I Pool 6.5% 8/15/2036	8,817	9,222
Ginnie Mae I Pool 6.5% 9/15/2034	19,476	20,192
Ginnie Mae I Pool 6.5% 9/15/2034	159	166
Ginnie Mae I Pool 6.5% 9/15/2035	664	685
Ginnie Mae I Pool 7% 1/15/2027	3	3
Ginnie Mae I Pool 7% 1/15/2028	359	361
Ginnie Mae I Pool 7% 1/15/2028	351	353
Ginnie Mae I Pool 7% 1/15/2028	254	254
Ginnie Mae I Pool 7% 1/15/2028	251	252
Ginnie Mae I Pool 7% 1/15/2028	214	214
Ginnie Mae I Pool 7% 1/15/2028	206	206
Ginnie Mae I Pool 7% 1/15/2028	87	87
Ginnie Mae I Pool 7% 1/15/2028	70	71
Ginnie Mae I Pool 7% 1/15/2028	52	52
Ginnie Mae I Pool 7% 1/15/2028	33	33
Ginnie Mae I Pool 7% 1/15/2028	23	23
Ginnie Mae I Pool 7% 1/15/2029	1,099	1,111
Ginnie Mae I Pool 7% 1/15/2029	805	813
Ginnie Mae I Pool 7% 1/15/2029	498	502
Ginnie Mae I Pool 7% 1/15/2029	419	424
Ginnie Mae I Pool 7% 1/15/2029	294	297
Ginnie Mae I Pool 7% 1/15/2029	50	50
Ginnie Mae I Pool 7% 1/15/2029	35	36
Ginnie Mae I Pool 7% 1/15/2030	3,751	3,796
Ginnie Mae I Pool 7% 1/15/2030	305	309
Ginnie Mae I Pool 7% 1/15/2031	5,479	5,555
Ginnie Mae I Pool 7% 1/15/2031	2,544	2,587
Ginnie Mae I Pool 7% 1/15/2031	1,287	1,307
Ginnie Mae I Pool 7% 1/15/2032	8,715	8,870
Ginnie Mae I Pool 7% 1/15/2032	335	339
Ginnie Mae I Pool 7% 10/15/2028	3,064	3,091
Ginnie Mae I Pool 7% 10/15/2028	2,022	2,040
Ginnie Mae I Pool 7% 10/15/2028	370	370
Ginnie Mae I Pool 7% 10/15/2028	45	45
Ginnie Mae I Pool 7% 10/15/2029	855	866
Ginnie Mae I Pool 7% 10/15/2029	125	127
Ginnie Mae I Pool 7% 10/15/2030	1,061	1,075
Ginnie Mae I Pool 7% 10/15/2030	669	680
Ginnie Mae I Pool 7% 10/15/2031	7,573	7,714
Ginnie Mae I Pool 7% 10/15/2031	1,773	1,801
Ginnie Mae I Pool 7% 10/15/2031	1,487	1,515
Ginnie Mae I Pool 7% 10/15/2031	1,026	1,044
Ginnie Mae I Pool 7% 10/15/2031	838	842
Ginnie Mae I Pool 7% 10/15/2031	280	285
Ginnie Mae I Pool 7% 10/15/2031	154	157
Ginnie Mae I Pool 7% 10/15/2031	36	36
Ginnie Mae I Pool 7% 10/15/2032	2,117	2,153
Ginnie Mae I Pool 7% 11/15/2027	53	53
Ginnie Mae I Pool 7% 11/15/2028	1,215	1,225
Ginnie Mae I Pool 7% 11/15/2028	783	791
Ginnie Mae I Pool 7% 11/15/2028	468	473
Ginnie Mae I Pool 7% 11/15/2028	384	388
Ginnie Mae I Pool 7% 11/15/2028	266	268
Ginnie Mae I Pool 7% 11/15/2029	3,427	3,474
Ginnie Mae I Pool 7% 11/15/2031	3,810	3,857
Ginnie Mae I Pool 7% 11/15/2031	1,745	1,776
Ginnie Mae I Pool 7% 11/15/2031	663	675
Ginnie Mae I Pool 7% 11/15/2031	52	53
Ginnie Mae I Pool 7% 11/15/2032	1,454	1,478
Ginnie Mae I Pool 7% 12/15/2027	742	746
Ginnie Mae I Pool 7% 12/15/2027	568	572
Ginnie Mae I Pool 7% 12/15/2027	121	122
Ginnie Mae I Pool 7% 12/15/2027	113	114
Ginnie Mae I Pool 7% 12/15/2027	85	85
Ginnie Mae I Pool 7% 12/15/2027	59	59
Ginnie Mae I Pool 7% 12/15/2027	9	9
Ginnie Mae I Pool 7% 12/15/2028	3,521	3,556
Ginnie Mae I Pool 7% 12/15/2028	1,219	1,230
Ginnie Mae I Pool 7% 12/15/2028	556	562
Ginnie Mae I Pool 7% 12/15/2028	508	514
Ginnie Mae I Pool 7% 12/15/2028	319	321
Ginnie Mae I Pool 7% 12/15/2028	164	165
Ginnie Mae I Pool 7% 12/15/2028	143	144
Ginnie Mae I Pool 7% 12/15/2028	65	65
Ginnie Mae I Pool 7% 12/15/2028	14	14
Ginnie Mae I Pool 7% 12/15/2030	1,788	1,818
Ginnie Mae I Pool 7% 12/15/2031	6,594	6,712
Ginnie Mae I Pool 7% 12/15/2031	2,499	2,545
Ginnie Mae I Pool 7% 12/15/2031	303	309
Ginnie Mae I Pool 7% 2/15/2028	2,202	2,216
Ginnie Mae I Pool 7% 2/15/2028	777	781
Ginnie Mae I Pool 7% 2/15/2028	418	421
Ginnie Mae I Pool 7% 2/15/2028	359	362
Ginnie Mae I Pool 7% 2/15/2028	289	291
Ginnie Mae I Pool 7% 2/15/2028	258	258
Ginnie Mae I Pool 7% 2/15/2028	190	191
Ginnie Mae I Pool 7% 2/15/2028	155	156
Ginnie Mae I Pool 7% 2/15/2028	56	56
Ginnie Mae I Pool 7% 2/15/2028	42	42
Ginnie Mae I Pool 7% 2/15/2028	41	41
Ginnie Mae I Pool 7% 2/15/2028	38	39
Ginnie Mae I Pool 7% 2/15/2028	31	32
Ginnie Mae I Pool 7% 2/15/2028	17	17
Ginnie Mae I Pool 7% 2/15/2028	16	16
Ginnie Mae I Pool 7% 2/15/2029	236	239
Ginnie Mae I Pool 7% 2/15/2029	121	121
Ginnie Mae I Pool 7% 2/15/2029	91	91
Ginnie Mae I Pool 7% 2/15/2032	11,306	11,524
Ginnie Mae I Pool 7% 2/15/2032	5,505	5,575
Ginnie Mae I Pool 7% 2/15/2032	3,085	3,141
Ginnie Mae I Pool 7% 2/15/2032	1,034	1,052
Ginnie Mae I Pool 7% 2/15/2032	678	690
Ginnie Mae I Pool 7% 2/15/2032	684	690
Ginnie Mae I Pool 7% 2/15/2032	247	252
Ginnie Mae I Pool 7% 3/15/2028	991	997
Ginnie Mae I Pool 7% 3/15/2028	538	541
Ginnie Mae I Pool 7% 3/15/2028	502	505
Ginnie Mae I Pool 7% 3/15/2028	413	415
Ginnie Mae I Pool 7% 3/15/2028	194	195
Ginnie Mae I Pool 7% 3/15/2028	186	187
Ginnie Mae I Pool 7% 3/15/2028	156	156
Ginnie Mae I Pool 7% 3/15/2028	118	119
Ginnie Mae I Pool 7% 3/15/2028	107	107
Ginnie Mae I Pool 7% 3/15/2028	82	82
Ginnie Mae I Pool 7% 3/15/2029	682	690
Ginnie Mae I Pool 7% 3/15/2029	376	379
Ginnie Mae I Pool 7% 3/15/2029	147	148
Ginnie Mae I Pool 7% 3/15/2029	75	75
Ginnie Mae I Pool 7% 3/15/2029	70	70
Ginnie Mae I Pool 7% 3/15/2031	696	708
Ginnie Mae I Pool 7% 3/15/2031	646	656
Ginnie Mae I Pool 7% 3/15/2031	489	497
Ginnie Mae I Pool 7% 3/15/2031	173	174
Ginnie Mae I Pool 7% 3/15/2031	53	53
Ginnie Mae I Pool 7% 3/15/2032	4,462	4,548
Ginnie Mae I Pool 7% 3/15/2032	1,932	1,969
Ginnie Mae I Pool 7% 3/15/2032	1,443	1,471
Ginnie Mae I Pool 7% 3/15/2032	414	421
Ginnie Mae I Pool 7% 3/15/2032	358	364
Ginnie Mae I Pool 7% 3/15/2032	239	243
Ginnie Mae I Pool 7% 3/15/2032	228	230
Ginnie Mae I Pool 7% 3/15/2032	60	61
Ginnie Mae I Pool 7% 4/15/2028	1,871	1,885
Ginnie Mae I Pool 7% 4/15/2028	970	978
Ginnie Mae I Pool 7% 4/15/2028	599	603
Ginnie Mae I Pool 7% 4/15/2028	464	467
Ginnie Mae I Pool 7% 4/15/2028	372	375
Ginnie Mae I Pool 7% 4/15/2028	278	280
Ginnie Mae I Pool 7% 4/15/2028	165	166
Ginnie Mae I Pool 7% 4/15/2028	137	138
Ginnie Mae I Pool 7% 4/15/2028	99	100
Ginnie Mae I Pool 7% 4/15/2028	52	52
Ginnie Mae I Pool 7% 4/15/2028	31	31
Ginnie Mae I Pool 7% 4/15/2028	24	24
Ginnie Mae I Pool 7% 4/15/2028	11	11
Ginnie Mae I Pool 7% 4/15/2028	7	7
Ginnie Mae I Pool 7% 4/15/2029	1,008	1,019
Ginnie Mae I Pool 7% 4/15/2029	111	112
Ginnie Mae I Pool 7% 4/15/2029	108	110
Ginnie Mae I Pool 7% 4/15/2030	856	869
Ginnie Mae I Pool 7% 4/15/2031	4,839	4,920
Ginnie Mae I Pool 7% 4/15/2031	2,089	2,126
Ginnie Mae I Pool 7% 4/15/2031	1,211	1,232
Ginnie Mae I Pool 7% 4/15/2031	501	509
Ginnie Mae I Pool 7% 4/15/2031	271	276
Ginnie Mae I Pool 7% 4/15/2032	6,462	6,589
Ginnie Mae I Pool 7% 4/15/2032	3,558	3,622
Ginnie Mae I Pool 7% 4/15/2032	2,489	2,536
Ginnie Mae I Pool 7% 4/15/2032	1,121	1,143
Ginnie Mae I Pool 7% 4/15/2032	973	990
Ginnie Mae I Pool 7% 4/15/2032	864	879
Ginnie Mae I Pool 7% 4/15/2032	645	657
Ginnie Mae I Pool 7% 4/15/2032	575	586
Ginnie Mae I Pool 7% 4/15/2032	574	585
Ginnie Mae I Pool 7% 4/15/2032	519	528
Ginnie Mae I Pool 7% 4/15/2032	508	518
Ginnie Mae I Pool 7% 4/20/2032	86,878	89,545
Ginnie Mae I Pool 7% 5/15/2027	7	7
Ginnie Mae I Pool 7% 5/15/2028	465	466
Ginnie Mae I Pool 7% 5/15/2028	462	466
Ginnie Mae I Pool 7% 5/15/2028	376	377
Ginnie Mae I Pool 7% 5/15/2028	104	104
Ginnie Mae I Pool 7% 5/15/2028	72	73
Ginnie Mae I Pool 7% 5/15/2028	69	70
Ginnie Mae I Pool 7% 5/15/2028	66	67
Ginnie Mae I Pool 7% 5/15/2028	38	39
Ginnie Mae I Pool 7% 5/15/2028	37	38
Ginnie Mae I Pool 7% 5/15/2029	757	766
Ginnie Mae I Pool 7% 5/15/2029	271	274
Ginnie Mae I Pool 7% 5/15/2030	588	594
Ginnie Mae I Pool 7% 5/15/2031	1,079	1,098
Ginnie Mae I Pool 7% 5/15/2031	283	284
Ginnie Mae I Pool 7% 5/15/2031	240	243
Ginnie Mae I Pool 7% 5/15/2032	10,176	10,376
Ginnie Mae I Pool 7% 5/15/2032	3,431	3,500
Ginnie Mae I Pool 7% 5/15/2032	1,484	1,508
Ginnie Mae I Pool 7% 5/15/2032	1,430	1,449
Ginnie Mae I Pool 7% 5/15/2032	1,165	1,186
Ginnie Mae I Pool 7% 5/15/2032	1,048	1,058
Ginnie Mae I Pool 7% 5/15/2032	895	913
Ginnie Mae I Pool 7% 5/15/2032	898	911
Ginnie Mae I Pool 7% 5/15/2032	840	854
Ginnie Mae I Pool 7% 5/15/2032	800	816
Ginnie Mae I Pool 7% 5/15/2032	785	801
Ginnie Mae I Pool 7% 5/15/2032	757	771
Ginnie Mae I Pool 7% 5/15/2032	657	668
Ginnie Mae I Pool 7% 5/15/2032	244	248
Ginnie Mae I Pool 7% 5/15/2032	235	240
Ginnie Mae I Pool 7% 5/15/2032	99	101
Ginnie Mae I Pool 7% 5/15/2032	76	78
Ginnie Mae I Pool 7% 5/15/2032	52	53
Ginnie Mae I Pool 7% 5/15/2032	17	17
Ginnie Mae I Pool 7% 6/15/2028	1,902	1,916
Ginnie Mae I Pool 7% 6/15/2028	1,035	1,042
Ginnie Mae I Pool 7% 6/15/2028	806	812
Ginnie Mae I Pool 7% 6/15/2028	705	711
Ginnie Mae I Pool 7% 6/15/2028	680	684
Ginnie Mae I Pool 7% 6/15/2028	352	355
Ginnie Mae I Pool 7% 6/15/2028	327	330
Ginnie Mae I Pool 7% 6/15/2028	310	312
Ginnie Mae I Pool 7% 6/15/2028	307	309
Ginnie Mae I Pool 7% 6/15/2028	280	282
Ginnie Mae I Pool 7% 6/15/2028	216	217
Ginnie Mae I Pool 7% 6/15/2028	209	211
Ginnie Mae I Pool 7% 6/15/2028	207	209
Ginnie Mae I Pool 7% 6/15/2028	176	177
Ginnie Mae I Pool 7% 6/15/2028	120	121
Ginnie Mae I Pool 7% 6/15/2028	105	106
Ginnie Mae I Pool 7% 6/15/2028	81	81
Ginnie Mae I Pool 7% 6/15/2028	24	24
Ginnie Mae I Pool 7% 6/15/2028	14	14
Ginnie Mae I Pool 7% 6/15/2029	860	870
Ginnie Mae I Pool 7% 6/15/2029	389	394
Ginnie Mae I Pool 7% 6/15/2029	256	259
Ginnie Mae I Pool 7% 6/15/2029	241	244
Ginnie Mae I Pool 7% 6/15/2029	7	7
Ginnie Mae I Pool 7% 6/15/2031	6,382	6,494
Ginnie Mae I Pool 7% 6/15/2031	2,855	2,906
Ginnie Mae I Pool 7% 6/15/2031	1,083	1,103
Ginnie Mae I Pool 7% 6/15/2031	714	726
Ginnie Mae I Pool 7% 6/15/2031	60	60
Ginnie Mae I Pool 7% 6/15/2032	20,623	21,021
Ginnie Mae I Pool 7% 6/15/2032	13,107	13,368
Ginnie Mae I Pool 7% 6/15/2032	8,295	8,438
Ginnie Mae I Pool 7% 6/15/2032	6,267	6,389
Ginnie Mae I Pool 7% 6/15/2032	5,424	5,531
Ginnie Mae I Pool 7% 6/15/2032	3,330	3,397
Ginnie Mae I Pool 7% 6/15/2032	3,151	3,209
Ginnie Mae I Pool 7% 6/15/2032	2,254	2,289
Ginnie Mae I Pool 7% 6/15/2032	1,863	1,901
Ginnie Mae I Pool 7% 6/15/2032	1,278	1,302
Ginnie Mae I Pool 7% 6/15/2032	1,203	1,225
Ginnie Mae I Pool 7% 6/15/2032	1,037	1,051
Ginnie Mae I Pool 7% 6/15/2032	790	804
Ginnie Mae I Pool 7% 6/15/2032	701	714
Ginnie Mae I Pool 7% 6/15/2032	613	624
Ginnie Mae I Pool 7% 6/15/2032	396	404
Ginnie Mae I Pool 7% 6/15/2032	312	318
Ginnie Mae I Pool 7% 6/15/2032	27	27
Ginnie Mae I Pool 7% 7/15/2028	1,169	1,178
Ginnie Mae I Pool 7% 7/15/2028	1,096	1,103
Ginnie Mae I Pool 7% 7/15/2028	680	685
Ginnie Mae I Pool 7% 7/15/2028	585	590
Ginnie Mae I Pool 7% 7/15/2028	474	477
Ginnie Mae I Pool 7% 7/15/2028	240	242
Ginnie Mae I Pool 7% 7/15/2028	227	229
Ginnie Mae I Pool 7% 7/15/2028	175	177
Ginnie Mae I Pool 7% 7/15/2028	151	152
Ginnie Mae I Pool 7% 7/15/2028	142	143
Ginnie Mae I Pool 7% 7/15/2028	101	102
Ginnie Mae I Pool 7% 7/15/2028	59	59
Ginnie Mae I Pool 7% 7/15/2028	53	53
Ginnie Mae I Pool 7% 7/15/2028	50	50
Ginnie Mae I Pool 7% 7/15/2029	1,027	1,039
Ginnie Mae I Pool 7% 7/15/2029	759	766
Ginnie Mae I Pool 7% 7/15/2029	516	521
Ginnie Mae I Pool 7% 7/15/2029	507	513
Ginnie Mae I Pool 7% 7/15/2029	66	66
Ginnie Mae I Pool 7% 7/15/2029	21	22
Ginnie Mae I Pool 7% 7/15/2030	741	750
Ginnie Mae I Pool 7% 7/15/2031	4,381	4,461
Ginnie Mae I Pool 7% 7/15/2031	4,336	4,412
Ginnie Mae I Pool 7% 7/15/2031	2,897	2,945
Ginnie Mae I Pool 7% 7/15/2031	1,143	1,161
Ginnie Mae I Pool 7% 7/15/2031	379	384
Ginnie Mae I Pool 7% 7/15/2031	167	170
Ginnie Mae I Pool 7% 7/15/2031	31	32
Ginnie Mae I Pool 7% 7/15/2031	8	8
Ginnie Mae I Pool 7% 7/15/2032	8,611	8,775
Ginnie Mae I Pool 7% 7/15/2032	3,204	3,249
Ginnie Mae I Pool 7% 7/15/2032	1,916	1,955
Ginnie Mae I Pool 7% 7/15/2032	1,469	1,492
Ginnie Mae I Pool 7% 7/15/2032	1,190	1,209
Ginnie Mae I Pool 7% 7/15/2032	1,162	1,182
Ginnie Mae I Pool 7% 7/15/2032	1,079	1,101
Ginnie Mae I Pool 7% 7/15/2032	170	173
Ginnie Mae I Pool 7% 7/15/2032	112	114
Ginnie Mae I Pool 7% 8/15/2028	274	277
Ginnie Mae I Pool 7% 8/15/2028	63	64
Ginnie Mae I Pool 7% 8/15/2029	176	177
Ginnie Mae I Pool 7% 8/15/2029	27	27
Ginnie Mae I Pool 7% 8/15/2031	3,586	3,649
Ginnie Mae I Pool 7% 8/15/2031	2,312	2,354
Ginnie Mae I Pool 7% 8/15/2031	1,068	1,087
Ginnie Mae I Pool 7% 8/15/2031	668	680
Ginnie Mae I Pool 7% 8/15/2031	529	539
Ginnie Mae I Pool 7% 8/15/2031	157	160
Ginnie Mae I Pool 7% 8/15/2031	131	134
Ginnie Mae I Pool 7% 8/15/2031	63	64
Ginnie Mae I Pool 7% 8/15/2031	55	56
Ginnie Mae I Pool 7% 8/15/2032	2,844	2,894
Ginnie Mae I Pool 7% 8/15/2032	1,777	1,804
Ginnie Mae I Pool 7% 8/15/2032	1,191	1,215
Ginnie Mae I Pool 7% 8/15/2032	998	1,017
Ginnie Mae I Pool 7% 8/15/2032	751	766
Ginnie Mae I Pool 7% 8/15/2032	627	638
Ginnie Mae I Pool 7% 8/15/2032	544	554
Ginnie Mae I Pool 7% 8/15/2032	181	182
Ginnie Mae I Pool 7% 9/15/2027	44	45
Ginnie Mae I Pool 7% 9/15/2028	1,058	1,068
Ginnie Mae I Pool 7% 9/15/2028	775	781
Ginnie Mae I Pool 7% 9/15/2028	488	492
Ginnie Mae I Pool 7% 9/15/2028	242	245
Ginnie Mae I Pool 7% 9/15/2028	159	161
Ginnie Mae I Pool 7% 9/15/2028	106	106
Ginnie Mae I Pool 7% 9/15/2028	89	89
Ginnie Mae I Pool 7% 9/15/2028	88	88
Ginnie Mae I Pool 7% 9/15/2028	86	87
Ginnie Mae I Pool 7% 9/15/2028	81	82
Ginnie Mae I Pool 7% 9/15/2028	51	51
Ginnie Mae I Pool 7% 9/15/2029	71	71
Ginnie Mae I Pool 7% 9/15/2030	1,818	1,848
Ginnie Mae I Pool 7% 9/15/2031	5,225	5,317
Ginnie Mae I Pool 7% 9/15/2031	4,298	4,377
Ginnie Mae I Pool 7% 9/15/2031	3,569	3,634
Ginnie Mae I Pool 7% 9/15/2031	2,839	2,890
Ginnie Mae I Pool 7% 9/15/2031	2,332	2,374
Ginnie Mae I Pool 7% 9/15/2031	1,508	1,535
Ginnie Mae I Pool 7% 9/15/2031	1,038	1,056
Ginnie Mae I Pool 7% 9/15/2031	382	388
Ginnie Mae I Pool 7% 9/15/2031	311	317
Ginnie Mae I Pool 7% 9/15/2031	92	94
Ginnie Mae I Pool 7% 9/15/2031	31	31
Ginnie Mae I Pool 7.5% 1/15/2031	587	602
Ginnie Mae I Pool 7.5% 1/15/2031	186	191
Ginnie Mae I Pool 7.5% 10/15/2027	1,070	1,079
Ginnie Mae I Pool 7.5% 10/15/2027	859	867
Ginnie Mae I Pool 7.5% 10/15/2027	801	807
Ginnie Mae I Pool 7.5% 10/15/2027	630	631
Ginnie Mae I Pool 7.5% 10/15/2027	239	240
Ginnie Mae I Pool 7.5% 10/15/2027	162	164
Ginnie Mae I Pool 7.5% 10/15/2027	116	117
Ginnie Mae I Pool 7.5% 10/15/2027	101	102
Ginnie Mae I Pool 7.5% 10/15/2027	55	55
Ginnie Mae I Pool 7.5% 10/15/2027	52	52
Ginnie Mae I Pool 7.5% 10/15/2027	50	51
Ginnie Mae I Pool 7.5% 10/15/2028	220	223
Ginnie Mae I Pool 7.5% 11/15/2027	84	85
Ginnie Mae I Pool 7.5% 11/15/2027	58	58
Ginnie Mae I Pool 7.5% 11/15/2027	42	42
Ginnie Mae I Pool 7.5% 11/15/2029	175	179
Ginnie Mae I Pool 7.5% 12/15/2027	604	610
Ginnie Mae I Pool 7.5% 12/15/2027	377	380
Ginnie Mae I Pool 7.5% 12/15/2027	345	347
Ginnie Mae I Pool 7.5% 12/15/2027	89	90
Ginnie Mae I Pool 7.5% 12/15/2027	33	34
Ginnie Mae I Pool 7.5% 12/15/2027	7	7
Ginnie Mae I Pool 7.5% 12/15/2028	50	50
Ginnie Mae I Pool 7.5% 2/15/2027	71	71
Ginnie Mae I Pool 7.5% 2/15/2027	32	32
Ginnie Mae I Pool 7.5% 3/15/2027	27	27
Ginnie Mae I Pool 7.5% 3/15/2028	439	444
Ginnie Mae I Pool 7.5% 3/15/2031	2,156	2,221
Ginnie Mae I Pool 7.5% 4/15/2027	154	154
Ginnie Mae I Pool 7.5% 4/15/2027	81	81
Ginnie Mae I Pool 7.5% 4/15/2027	71	71
Ginnie Mae I Pool 7.5% 4/15/2027	62	62
Ginnie Mae I Pool 7.5% 4/15/2027	52	52
Ginnie Mae I Pool 7.5% 4/15/2027	18	18
Ginnie Mae I Pool 7.5% 4/15/2028	53	54
Ginnie Mae I Pool 7.5% 5/15/2027	39	39
Ginnie Mae I Pool 7.5% 5/15/2027	7	7
Ginnie Mae I Pool 7.5% 6/15/2027	519	520
Ginnie Mae I Pool 7.5% 6/15/2027	19	19
Ginnie Mae I Pool 7.5% 7/15/2027	1,042	1,048
Ginnie Mae I Pool 7.5% 7/15/2027	399	401
Ginnie Mae I Pool 7.5% 7/15/2027	397	400
Ginnie Mae I Pool 7.5% 7/15/2027	200	201
Ginnie Mae I Pool 7.5% 7/15/2027	133	133
Ginnie Mae I Pool 7.5% 7/15/2027	65	65
Ginnie Mae I Pool 7.5% 7/15/2027	56	56
Ginnie Mae I Pool 7.5% 7/15/2027	30	30
Ginnie Mae I Pool 7.5% 7/15/2027	22	22
Ginnie Mae I Pool 7.5% 7/15/2028	2,742	2,780
Ginnie Mae I Pool 7.5% 7/15/2029	1,154	1,179
Ginnie Mae I Pool 7.5% 7/15/2029	478	486
Ginnie Mae I Pool 7.5% 8/15/2027	610	614
Ginnie Mae I Pool 7.5% 8/15/2027	203	204
Ginnie Mae I Pool 7.5% 8/15/2027	70	71
Ginnie Mae I Pool 7.5% 8/15/2027	48	49
Ginnie Mae I Pool 7.5% 8/15/2027	27	27
Ginnie Mae I Pool 7.5% 8/15/2027	11	11
Ginnie Mae I Pool 7.5% 8/15/2027	9	9
Ginnie Mae I Pool 7.5% 8/15/2028	1,451	1,474
Ginnie Mae I Pool 7.5% 8/15/2028	631	641
Ginnie Mae I Pool 7.5% 8/15/2028	213	216
Ginnie Mae I Pool 7.5% 8/15/2029	133	135
Ginnie Mae I Pool 7.5% 9/15/2027	1,369	1,380
Ginnie Mae I Pool 7.5% 9/15/2027	98	98
Ginnie Mae I Pool 7.5% 9/15/2027	67	68
Ginnie Mae I Pool 7.5% 9/15/2027	2	2
Ginnie Mae I Pool 7.5% 9/15/2028	1,700	1,725
Ginnie Mae I Pool 7.5% 9/15/2031	4,593	4,708
Ginnie Mae I Pool 8% 1/15/2028	823	831
Ginnie Mae I Pool 8% 10/15/2029	330	336
Ginnie Mae I Pool 8% 11/15/2027	153	154
Ginnie Mae I Pool 8% 12/15/2027	844	851
Ginnie Mae I Pool 8% 12/15/2027	263	264
Ginnie Mae I Pool 8% 12/15/2027	150	151
Ginnie Mae I Pool 8% 12/15/2027	71	71
Ginnie Mae I Pool 8% 7/15/2027	220	221
Ginnie Mae I Pool 8% 8/15/2027	52	52
Ginnie Mae I Pool 8% 8/15/2027	43	44
Ginnie Mae I Pool 8% 9/15/2029	96	98
Ginnie Mae I Pool 8.5% 1/15/2031	5,755	5,912
Ginnie Mae I Pool 8.5% 10/15/2028	87	88
Ginnie Mae I Pool 8.5% 11/15/2027	72	73
Ginnie Mae I Pool 8.5% 11/15/2027	40	40
Ginnie Mae I Pool 8.5% 12/15/2029	269	274
Ginnie Mae I Pool 8.5% 7/15/2030	393	402
Ginnie Mae I Pool 8.5% 8/15/2029	266	271
Ginnie Mae II Pool 2% 1/20/2052	102,509,846	82,323,258
Ginnie Mae II Pool 2% 10/20/2050	464,153	373,040
Ginnie Mae II Pool 2% 11/20/2050	211,121	169,678
Ginnie Mae II Pool 2% 12/20/2050	437,274	351,438
Ginnie Mae II Pool 2% 12/20/2051	4,503,433	3,616,601
Ginnie Mae II Pool 2% 5/20/2052	59,995,028	48,180,603
Ginnie Mae II Pool 2% 8/20/2051	44,049,912	35,375,454
Ginnie Mae II Pool 2% 9/20/2050	170,346	137,067
Ginnie Mae II Pool 2% 9/20/2051	1,546,134	1,241,664
Ginnie Mae II Pool 2.5% 1/20/2051	702,725	589,534
Ginnie Mae II Pool 2.5% 1/20/2052	421,793	353,194
Ginnie Mae II Pool 2.5% 10/20/2051	983,451	823,506
Ginnie Mae II Pool 2.5% 11/20/2051	23,659	19,811
Ginnie Mae II Pool 2.5% 12/20/2053	53,878	45,170
Ginnie Mae II Pool 2.5% 2/20/2052	1,122,160	939,656
Ginnie Mae II Pool 2.5% 4/20/2052	59,651,820	49,950,257
Ginnie Mae II Pool 2.5% 5/20/2051	86,199,292	72,193,614
Ginnie Mae II Pool 2.5% 5/20/2052	38,425,312	32,175,954
Ginnie Mae II Pool 2.5% 6/20/2051	167,665	140,422
Ginnie Mae II Pool 2.5% 7/20/2051	47,628	39,882
Ginnie Mae II Pool 2.5% 7/20/2054	49,512	41,494
Ginnie Mae II Pool 2.5% 8/20/2050	6,966,320	5,837,015
Ginnie Mae II Pool 2.5% 9/20/2051	53,080,942	44,448,044
Ginnie Mae II Pool 3% 1/20/2032	2,288,845	2,213,991
Ginnie Mae II Pool 3% 1/20/2043	3,423,670	3,096,140
Ginnie Mae II Pool 3% 10/20/2031	748,477	724,669
Ginnie Mae II Pool 3% 10/20/2043	44,760	40,351
Ginnie Mae II Pool 3% 11/20/2031	819,566	793,126
Ginnie Mae II Pool 3% 12/20/2031	1,214,441	1,175,269
Ginnie Mae II Pool 3% 12/20/2042	48,445	43,809
Ginnie Mae II Pool 3% 12/20/2046	17,367,026	15,330,666
Ginnie Mae II Pool 3% 12/20/2054	501,786	437,500
Ginnie Mae II Pool 3% 2/20/2031	91,962	89,472
Ginnie Mae II Pool 3% 2/20/2050	5,032	4,392
Ginnie Mae II Pool 3% 3/20/2031	185,548	180,422
Ginnie Mae II Pool 3% 3/20/2050	6,507,693	5,679,560
Ginnie Mae II Pool 3% 3/20/2052	65,336,940	56,879,603
Ginnie Mae II Pool 3% 4/20/2031	698,226	678,557
Ginnie Mae II Pool 3% 4/20/2052	739,383	643,675
Ginnie Mae II Pool 3% 5/20/2031	1,528,563	1,484,670
Ginnie Mae II Pool 3% 5/20/2051	8,766,781	7,637,472
Ginnie Mae II Pool 3% 6/20/2050	70,939	61,889
Ginnie Mae II Pool 3% 6/20/2051	2,320,891	2,020,833
Ginnie Mae II Pool 3% 7/20/2031	20,130	19,530
Ginnie Mae II Pool 3% 7/20/2051	2,933,056	2,555,229
Ginnie Mae II Pool 3% 8/20/2031	237,215	230,017
Ginnie Mae II Pool 3% 8/20/2042	6,695	6,061
Ginnie Mae II Pool 3% 8/20/2051	3,492,420	3,041,446
Ginnie Mae II Pool 3% 9/20/2031	94,958	92,026
Ginnie Mae II Pool 3% 9/20/2051	40,668	35,417
Ginnie Mae II Pool 3.5% 1/20/2042	4,250	3,946
Ginnie Mae II Pool 3.5% 1/20/2044	6,799	6,268
Ginnie Mae II Pool 3.5% 10/20/2040	1,735	1,616
Ginnie Mae II Pool 3.5% 10/20/2041	2,957	2,746
Ginnie Mae II Pool 3.5% 11/20/2041	278,275	258,438
Ginnie Mae II Pool 3.5% 11/20/2043	2,710	2,501
Ginnie Mae II Pool 3.5% 12/20/2041	5,751,678	5,341,723
Ginnie Mae II Pool 3.5% 2/20/2043	88,822	82,166
Ginnie Mae II Pool 3.5% 3/20/2043	88,495	81,843
Ginnie Mae II Pool 3.5% 4/20/2043	113,053	104,527
Ginnie Mae II Pool 3.5% 4/20/2046	143,031	129,782
Ginnie Mae II Pool 3.5% 5/20/2043	5,179,821	4,768,384
Ginnie Mae II Pool 3.5% 5/20/2046	240,844	218,749
Ginnie Mae II Pool 3.5% 5/20/2046	58,115	53,253
Ginnie Mae II Pool 3.5% 6/20/2043	2,869	2,651
Ginnie Mae II Pool 3.5% 8/20/2043	3,086	2,850
Ginnie Mae II Pool 3.5% 8/20/2052	308,163	272,153
Ginnie Mae II Pool 3.5% 9/20/2043	667,906	616,454
Ginnie Mae II Pool 4% 1/20/2041	779,087	740,803
Ginnie Mae II Pool 4% 1/20/2042	407,658	386,695
Ginnie Mae II Pool 4% 1/20/2046	83,171	78,123
Ginnie Mae II Pool 4% 10/20/2040	442,378	420,788
Ginnie Mae II Pool 4% 10/20/2041	4,402,061	4,178,000
Ginnie Mae II Pool 4% 11/20/2040	5,062,174	4,813,241
Ginnie Mae II Pool 4% 11/20/2041	17,427	16,534
Ginnie Mae II Pool 4% 11/20/2042	5,795	5,487
Ginnie Mae II Pool 4% 2/20/2041	112,350	106,805
Ginnie Mae II Pool 4% 3/20/2041	469,163	445,995
Ginnie Mae II Pool 4% 3/20/2047	349,279	324,507
Ginnie Mae II Pool 4% 4/20/2042	105,985	100,474
Ginnie Mae II Pool 4% 4/20/2043	2,358	2,234
Ginnie Mae II Pool 4% 4/20/2047	23,137,783	21,496,754
Ginnie Mae II Pool 4% 5/20/2046	1,626,997	1,527,704
Ginnie Mae II Pool 4% 6/20/2042	6,874	6,514
Ginnie Mae II Pool 4% 6/20/2045	50,791	47,788
Ginnie Mae II Pool 4% 7/20/2033	1,296	1,259
Ginnie Mae II Pool 4% 7/20/2044	2,790	2,631
Ginnie Mae II Pool 4% 8/20/2041	52,815	50,133
Ginnie Mae II Pool 4% 8/20/2043	353,587	334,145
Ginnie Mae II Pool 4% 8/20/2044	7,940	7,487
Ginnie Mae II Pool 4% 8/20/2045	36,092	33,925
Ginnie Mae II Pool 4% 8/20/2048	4,087,662	3,784,974
Ginnie Mae II Pool 4% 9/1/2056 (f)	13,000,000	11,743,164
Ginnie Mae II Pool 4% 9/20/2040	2,283,469	2,171,900
Ginnie Mae II Pool 4.5% 1/20/2041	498,501	485,728
Ginnie Mae II Pool 4.5% 10/1/2056 (f)	23,350,000	21,849,580
Ginnie Mae II Pool 4.5% 10/20/2035	4,790	4,702
Ginnie Mae II Pool 4.5% 10/20/2039	5,757	5,518
Ginnie Mae II Pool 4.5% 10/20/2040	106,379	103,696
Ginnie Mae II Pool 4.5% 10/20/2040	80,976	77,589
Ginnie Mae II Pool 4.5% 11/20/2040	142,106	138,494
Ginnie Mae II Pool 4.5% 11/20/2040	28,440	27,206
Ginnie Mae II Pool 4.5% 11/20/2054	341,075	321,289
Ginnie Mae II Pool 4.5% 12/20/2039	31,991	30,682
Ginnie Mae II Pool 4.5% 12/20/2040	16,290	15,584
Ginnie Mae II Pool 4.5% 2/20/2041	1,830,098	1,783,205
Ginnie Mae II Pool 4.5% 2/20/2041	1,397	1,336
Ginnie Mae II Pool 4.5% 3/20/2036	37,781	37,086
Ginnie Mae II Pool 4.5% 3/20/2041	120,469	117,382
Ginnie Mae II Pool 4.5% 4/20/2035	1,845	1,811
Ginnie Mae II Pool 4.5% 4/20/2040	15,254	14,607
Ginnie Mae II Pool 4.5% 4/20/2041	819,617	798,524
Ginnie Mae II Pool 4.5% 5/20/2040	127,129	123,984
Ginnie Mae II Pool 4.5% 5/20/2041	2,574,878	2,508,348
Ginnie Mae II Pool 4.5% 5/20/2042	2,622	2,554
Ginnie Mae II Pool 4.5% 6/20/2033	16,582	16,351
Ginnie Mae II Pool 4.5% 6/20/2039	6,301	6,048
Ginnie Mae II Pool 4.5% 6/20/2040	14,727	14,126
Ginnie Mae II Pool 4.5% 6/20/2041	2,448,480	2,384,724
Ginnie Mae II Pool 4.5% 7/20/2039	1,103	1,086
Ginnie Mae II Pool 4.5% 7/20/2040	205,909	200,751
Ginnie Mae II Pool 4.5% 7/20/2040	1,294	1,240
Ginnie Mae II Pool 4.5% 8/20/2040	23,636	23,044
Ginnie Mae II Pool 4.5% 9/1/2056 (f)	21,950,000	20,558,405
Ginnie Mae II Pool 4.5% 9/20/2040	1,130,803	1,102,279
Ginnie Mae II Pool 5% 10/1/2056 (f)	96,975,000	93,826,164
Ginnie Mae II Pool 5% 11/20/2054	806,084	785,866
Ginnie Mae II Pool 5% 12/20/2054	8,898,630	8,644,152
Ginnie Mae II Pool 5% 12/20/2054	65,133	63,439
Ginnie Mae II Pool 5% 6/20/2048	20,102	19,930
Ginnie Mae II Pool 5% 9/1/2056 (f)	149,700,000	145,002,893
Ginnie Mae II Pool 5% 9/20/2033	725,190	724,664
Ginnie Mae II Pool 5.5% 1/20/2055	95,579	95,431
Ginnie Mae II Pool 5.5% 10/1/2056 (f)	345,325,000	342,554,147
Ginnie Mae II Pool 5.5% 12/20/2054	117,000	117,111
Ginnie Mae II Pool 5.5% 12/20/2054	30,908	30,822
Ginnie Mae II Pool 5.5% 8/20/2055	34,986,347	34,811,712
Ginnie Mae II Pool 5.5% 9/1/2056 (f)	459,875,000	456,849,666
Ginnie Mae II Pool 6% 10/1/2056 (f)	48,900,000	49,489,020
Ginnie Mae II Pool 6% 11/20/2031	18,939	19,223
Ginnie Mae II Pool 6% 12/20/2054	6,462,156	6,580,627
Ginnie Mae II Pool 6% 5/20/2032	92,704	94,092
Ginnie Mae II Pool 6% 9/1/2056 (f)	85,550,000	86,760,935
Ginnie Mae II Pool 6.5% 1/20/2032	849	874
Ginnie Mae II Pool 6.5% 11/20/2031	3,569	3,681
Ginnie Mae II Pool 6.5% 3/20/2031	4,085	4,213
Ginnie Mae II Pool 6.5% 4/20/2031	515	530
Ginnie Mae II Pool 6.5% 6/20/2031	500	515
Ginnie Mae II Pool 6.5% 7/20/2031	609	627
Ginnie Mae II Pool 6.5% 8/20/2031	588	605
Ginnie Mae II Pool 7% 2/20/2032	23,628	24,353
Ginnie Mae II Pool 7% 3/20/2032	13,478	13,892
Uniform Mortgage Backed Securities 2% 10/1/2056 (f)	471,550,000	367,624,766
Uniform Mortgage Backed Securities 2% 9/1/2056 (f)	684,575,000	534,021,966
Uniform Mortgage Backed Securities 2.5% 9/1/2056 (f)	27,500,000	22,444,727
Uniform Mortgage Backed Securities 3% 9/1/2056 (f)	22,100,000	18,845,430
Uniform Mortgage Backed Securities 3.5% 9/1/2056 (f)	9,500,000	8,429,395
Uniform Mortgage Backed Securities 4.5% 10/1/2056 (f)	23,350,000	21,904,308
Uniform Mortgage Backed Securities 4.5% 9/1/2041 (f)	17,700,000	17,278,243
Uniform Mortgage Backed Securities 4.5% 9/1/2056 (f)	44,250,000	41,551,785
Uniform Mortgage Backed Securities 5% 10/1/2041 (f)	19,100,000	18,991,816
Uniform Mortgage Backed Securities 5% 10/1/2056 (f)	40,100,000	38,658,910
Uniform Mortgage Backed Securities 5% 9/1/2041 (f)	19,100,000	19,010,469
Uniform Mortgage Backed Securities 5% 9/1/2056 (f)	123,850,000	119,544,280
Uniform Mortgage Backed Securities 5.5% 9/1/2056 (f)	74,825,000	74,088,438
Uniform Mortgage Backed Securities 6% 10/1/2056 (f)	79,150,000	79,919,686
Uniform Mortgage Backed Securities 6% 9/1/2056 (f)	130,900,000	132,382,573
Uniform Mortgage Backed Securities 6.5% 9/1/2056 (f)	145,975,000	150,445,484
TOTAL UNITED STATES		7,243,782,483
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $7,523,181,848)		7,243,782,483

U.S. Treasury Obligations - 48.3%
	Yield (%) (p)	Principal Amount (a)	Value ($)
US Treasury Bonds 1.875% 11/15/2051	1.92 to 2.15	440,986,000	230,587,443
US Treasury Bonds 2% 8/15/2051	1.96 to 2.13	320,950,000	174,002,542
US Treasury Bonds 2.25% 2/15/2052	2.29 to 2.47	196,840,000	112,852,370
US Treasury Bonds 3% 2/15/2047	1.16 to 1.19	442,997,000	316,742,855
US Treasury Bonds 3.625% 2/15/2053	4.02	73,900,000	56,409,371
US Treasury Bonds 3.625% 5/15/2053	3.91 to 4.29	150,000,000	114,398,438
US Treasury Bonds 4.125% 8/15/2053	4.20 to 5.00	811,778,000	677,200,428
US Treasury Bonds 4.25% 2/15/2054	4.31 to 4.68	449,203,000	382,506,884
US Treasury Bonds 4.25% 8/15/2054	3.96	48,104,000	40,961,684
US Treasury Bonds 4.5% 11/15/2054	4.39 to 4.82	235,200,000	208,868,626
US Treasury Bonds 4.625% 11/15/2044	5.20	1,011,900	940,987
US Treasury Bonds 4.625% 11/15/2045	4.68 to 5.22	221,899,100	205,395,354
US Treasury Bonds 4.625% 11/15/2055	4.75 to 4.89	256,670,000	232,687,397
US Treasury Bonds 4.625% 2/15/2046	4.87	141,354,000	130,708,277
US Treasury Bonds 4.75% 2/15/2056	5.22 to 5.24	1,221,100	1,130,662
US Treasury Bonds 4.75% 5/15/2055	4.79 to 4.98	520,549,000	481,406,157
US Treasury Bonds 4.75% 8/15/2055	4.72 to 5.23	194,034,200	179,489,214
US Treasury Bonds 4.875% 8/15/2045	4.53 to 5.21	162,707,100	155,664,933
US Treasury Bonds 5% 5/15/2056	4.88 to 5.16	256,700,000	247,394,625
US Treasury Bonds 5.125% 8/15/2056	5.25	122,000,000	119,922,188
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2055	2.51 to 2.98	17,219,607	15,139,258
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2056	2.62 to 2.97	14,403,181	12,660,614
US Treasury Notes 2.75% 8/15/2032	2.79	128,773,000	116,685,440
US Treasury Notes 2.875% 5/15/2032	2.97 to 3.02	580,926,000	532,296,138
US Treasury Notes 3.375% 5/15/2033	3.73 to 3.83	1,000,000	929,531
US Treasury Notes 3.5% 2/15/2029	3.47 to 4.39	85,635,800	83,879,597
US Treasury Notes 3.5% 2/15/2033	3.56 to 3.57	461,900,000	433,861,229
US Treasury Notes 3.5% 2/28/2031	3.95	17,240,000	16,558,481
US Treasury Notes 3.5% 3/15/2029	3.80 to 3.87	195,580,000	191,485,044
US Treasury Notes 3.625% 12/31/2030	3.74 to 3.75	429,600,000	415,218,470
US Treasury Notes 3.625% 8/31/2030	3.59 to 3.61	289,200,000	280,331,954
US Treasury Notes 3.625% 9/30/2030	3.58	150,000,000	145,312,500
US Treasury Notes 3.75% 10/31/2032	3.87 to 3.89	400,000,000	382,390,624
US Treasury Notes 3.75% 8/31/2031	3.54	95,000,000	91,790,039
US Treasury Notes 3.875% 12/31/2032	3.95 to 4.01	351,900,000	338,318,859
US Treasury Notes 3.875% 4/15/2029	3.82 to 4.40	73,775,300	72,835,817
US Treasury Notes 3.875% 6/30/2030	3.79	74,000,000	72,488,203
US Treasury Notes 3.875% 8/15/2033	4.02 to 4.77	692,088,000	661,592,873
US Treasury Notes 3.875% 8/15/2034	3.64 to 3.85	64,681,000	61,275,141
US Treasury Notes 3.875% 8/31/2032	3.98 to 4.00	165,000,000	159,096,094
US Treasury Notes 3.875% 9/30/2032	3.93 to 3.94	312,000,000	300,592,500
US Treasury Notes 4% 1/31/2033	3.99 to 4.00	214,600,000	207,625,500
US Treasury Notes 4% 11/15/2035	4.16 to 4.71	720,013,100	681,256,148
US Treasury Notes 4% 2/15/2034	4.19 to 4.30	480,000,000	460,650,000
US Treasury Notes 4% 4/30/2032	4.16	212,000,000	206,294,219
US Treasury Notes 4% 6/30/2032	3.99	201,000,000	195,354,726
US Treasury Notes 4% 7/31/2030 (e)	4.05 to 4.06	500,000,000	491,718,750
US Treasury Notes 4% 7/31/2032	4.11	44,600,000	43,316,008
US Treasury Notes 4.125% 10/31/2031	4.13 to 4.14	91,000,000	89,368,398
US Treasury Notes 4.125% 11/15/2032	3.52 to 3.53	247,622,000	241,615,233
US Treasury Notes 4.125% 2/15/2036	4.22 to 4.72	698,112,300	665,933,686
US Treasury Notes 4.125% 5/31/2032	4.05 to 4.23	116,255,000	113,775,499
US Treasury Notes 4.125% 7/15/2029	4.41	191,100	189,652
US Treasury Notes 4.125% 7/31/2031	3.85	175,000,000	172,053,711
US Treasury Notes 4.25% 11/15/2034	4.30 to 4.33	557,000,000	540,638,125
US Treasury Notes 4.25% 2/28/2031	4.20 to 4.31	380,000,000	376,348,436
US Treasury Notes 4.25% 5/15/2035	4.59 to 4.69	122,388,000	118,434,294
US Treasury Notes 4.25% 5/31/2033	4.27	465,000,000	455,518,362
US Treasury Notes 4.25% 8/15/2035	4.13 to 4.29	731,100,000	706,453,933
US Treasury Notes 4.375% 1/31/2032	4.44	602,000,000	597,390,938
US Treasury Notes 4.375% 11/30/2030	4.28 to 4.34	580,000,000	577,643,750
US Treasury Notes 4.375% 5/15/2036	4.40 to 4.74	629,220,000	611,326,556
US Treasury Notes 4.5% 11/15/2033	3.88 to 3.95	450,000,000	446,466,798
US Treasury Notes 4.5% 8/31/2033	4.62	500,000,000	496,718,750
US Treasury Notes 4.625% 4/30/2031	4.70 to 4.71	276,000,000	277,477,031
US Treasury Notes 4.625% 8/15/2036	4.75 to 4.76	590,000,000	584,284,375
US Treasury Notes 4.75% 2/15/2045	5.20	327,700	309,254
US Treasury Notes 4.875% 10/31/2030	4.07 to 4.83	558,000,000	566,391,795
US Treasury Notes Inflation-Indexed 1.875% 1/15/2036	2.21 to 2.40	15,460,957	14,763,371
TOTAL U.S. TREASURY OBLIGATIONS (Cost $19,779,666,968)			18,393,326,139

Money Market Funds - 0.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (q) (Cost $220,569,505)	3.69	220,549,715	220,593,825

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.0%
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 4.06% and receive annually a floating rate based on US SOFR Index, expiring June 2037	6/2027	29,100,000	1,159,936
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.466% and receive annually a floating rate based on US SOFR Index, expiring April 2029	4/2027	41,450,000	666,839
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 4.035% and receive annually a floating rate based on US SOFR Index, expiring July 2029	7/2027	165,380,000	1,462,862
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.395% and receive annually a floating rate based on US SOFR Index, expiring April 2029	4/2028	124,690,000	1,194,770
Option on an interest rate swap with Bank of America NA to to pay annually a fixed rate of 4.174% and receive annually a floating rate based on US SOFR Index, expiring July 2028	7/2027	327,320,000	1,308,242
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.865% and receive annually a floating rate based on US SOFR Index, expiring June 2029	6/2028	171,430,000	1,154,097
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.962% and receive annually a floating rate based on US SOFR Index, expiring May 2029	5/2028	258,150,000	1,596,397
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.988% and receive annually a floating rate based on US SOFR Index, expiring June 2029	6/2028	46,510,000	283,388

TOTAL PURCHASED SWAPTIONS (Cost $6,658,980)			8,826,531

TOTAL INVESTMENT IN SECURITIES - 106.7% (Cost $42,746,243,071)	40,609,938,867
NET OTHER ASSETS (LIABILITIES) - (6.7)%	(2,521,758,941)
NET ASSETS - 100.0%	38,088,179,926

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 4% 10/1/2056	(13,000,000)	(11,735,547)
Ginnie Mae II Pool 4% 9/1/2056	(13,000,000)	(11,743,164)
Ginnie Mae II Pool 5% 10/1/2056	(50,150,000)	(48,521,599)
Ginnie Mae II Pool 5% 9/1/2056	(96,625,000)	(93,593,217)
Ginnie Mae II Pool 5.5% 9/1/2056	(389,350,000)	(386,788,622)
Ginnie Mae II Pool 6% 9/1/2056	(48,900,000)	(49,592,165)
Uniform Mortgage Backed Securities 2% 9/1/2056	(546,825,000)	(426,566,208)
Uniform Mortgage Backed Securities 3% 9/1/2056	(13,500,000)	(11,511,914)
Uniform Mortgage Backed Securities 4.5% 10/1/2056	(23,350,000)	(21,904,308)
Uniform Mortgage Backed Securities 4.5% 9/1/2056	(21,950,000)	(20,611,564)
Uniform Mortgage Backed Securities 5% 10/1/2056	(40,100,000)	(38,658,910)
Uniform Mortgage Backed Securities 5% 9/1/2041	(19,100,000)	(19,010,469)
Uniform Mortgage Backed Securities 5% 9/1/2056	(98,050,000)	(94,641,233)
Uniform Mortgage Backed Securities 5.5% 9/1/2056	(43,200,000)	(42,774,748)
Uniform Mortgage Backed Securities 6% 9/1/2056	(44,500,000)	(45,004,007)
Uniform Mortgage Backed Securities 6.5% 9/1/2056	(19,100,000)	(19,684,938)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(1,342,342,613)

TOTAL TBA SALE COMMITMENTS (Proceeds $1,347,820,063)		(1,342,342,613)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CBOT 10Y US Treasury Notes Contracts (United States)	6,219	12/2026	670,194,422	(2,960,089)
CBOT 2Y US Treasury Notes Contracts (United States)	3,667	12/2026	752,766,344	(1,716,374)
CBOT 5Y US Treasury Notes Contracts (United States)	5,105	12/2026	539,893,633	(2,381,827)
CBOT US Treasury Ultra Bond Contracts (United States)	986	12/2026	108,644,875	654,780
TOTAL LONG				(6,403,510)
SHORT
CBOT 10Y US Treasury Notes Contracts (United States)	(1,114)	12/2026	(120,050,906)	592,651
TOTAL FUTURES CONTRACTS				(5,810,859)

Credit Default Swaps
Underlying Reference	Rating(2)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(1)	Value ($)(2)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX BBB- Series 19 Index		12/2058	Goldman Sachs & Co LLC	(3%)	Monthly	1,150,000	73,896	(80,999)	(7,103)
CMBX BBB- Series 19 Index		12/2058	Citigroup Global Markets Ltd	(3%)	Monthly	450,000	28,916	(35,321)	(6,405)
CMBX BBB- Series 19 Index		12/2058	Citigroup Global Markets Ltd	(3%)	Monthly	800,000	51,406	(72,684)	(21,278)
CMBX BBB- Series 19 Index		12/2058	Citigroup Global Markets Ltd	(3%)	Monthly	2,750,000	176,708	(174,248)	2,460
CMBX BBB- Series 19 Index		12/2058	Morgan Stanley Capital Services LLC	(3%)	Monthly	800,000	51,406	(56,501)	(5,095)
CMBX AAA Series 13 Index		12/2072	Citigroup Global Markets Ltd	(0.5%)	Monthly	2,890,000	(21,041)	(29,597)	(50,638)
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly	4,200,000	312,291	(154,717)	157,574
CMBX BBB- Series 18 Index		12/2057	Citigroup Global Markets Ltd	(3%)	Monthly	2,000,000	148,710	(75,792)	72,918
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly	1,000,000	74,355	(37,336)	37,019
CMBX BBB- Series 18 Index		12/2057	Citigroup Global Markets Ltd	(3%)	Monthly	5,600,000	416,388	(196,427)	219,961
CMBX BBB- Series 18 Index		12/2057	JPMorgan Securities LLC	(3%)	Monthly	500,000	37,178	(23,898)	13,280
CMBX BBB- Series 18 Index		12/2057	Citigroup Global Markets Ltd	(3%)	Monthly	1,500,000	111,533	(107,868)	3,665
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly	3,100,000	230,501	(216,012)	14,489
CMBX BBB- Series 18 Index		12/2057	Goldman Sachs & Co LLC	(3%)	Monthly	1,100,000	81,791	(96,170)	(14,379)
CMBX BBB- Series 18 Index		12/2057	Citigroup Global Markets Ltd	(3%)	Monthly	2,400,000	178,452	(179,388)	(936)
CMBX BBB- Series 18 Index		12/2057	Citigroup Global Markets Ltd	(3%)	Monthly	300,000	22,307	(22,782)	(475)
CMBX AAA Series 18 Index		12/2057	JPMorgan Securities LLC	(0.5%)	Monthly	10,179,946	(42,329)	39,471	(2,858)
CMBX BB Series 18 Index		12/2057	Morgan Stanley Capital Services LLC	(5%)	Monthly	2,800,000	445,494	(176,271)	269,223
CMBX BB Series 18 Index		12/2057	JPMorgan Securities LLC	(5%)	Monthly	2,900,000	461,405	(186,178)	275,227
CMBX BB Series 18 Index		12/2057	JPMorgan Securities LLC	(5%)	Monthly	700,000	111,374	(48,111)	63,263
CMBX BB Series 18 Index		12/2057	Goldman Sachs & Co LLC	(5%)	Monthly	600,000	95,463	(86,250)	9,213

TOTAL BUY PROTECTION							3,046,204	(2,017,079)	1,029,125
Sell Protection
CMBX AAA Series 13 Index	NR	12/2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	2,890,000	21,041	64,231	85,272
CMBX BB Series 17 Index	NR	12/2056	Morgan Stanley Capital Services LLC	5%	Monthly	1,000,000	(235,438)	211,340	(24,098)
CMBX BB Series 15 Index	NR	11/2064	Morgan Stanley Capital Services LLC	5%	Monthly	1,200,000	(255,398)	278,307	22,909

TOTAL SELL PROTECTION							(469,795)	553,878	84,083
TOTAL CREDIT DEFAULT SWAPS							2,576,409	(1,463,201)	1,113,208

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.
(2)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.
(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.
Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
3.75%	Annual	U.S. SOFR Index(4)	Annual	LCH	9/2036	15,740,000	(31,542)	0	(31,542)
U.S. SOFR Index(4)	Annual	3%	Annual	LCH	9/2028	837,417,000	3,332,461	0	3,332,461
U.S. SOFR Index(4)	Annual	3.25%	Annual	LCH	9/2030	2,763,000	22,517	0	22,517
U.S. SOFR Index(4)	Annual	4%	Annual	LCH	9/2041	27,340,000	224,314	0	224,314
4%	Annual	U.S. SOFR Index(4)	Annual	LCH	9/2056	18,220,000	(576,025)	0	(576,025)
TOTAL INTEREST RATE SWAPS							2,971,725	0	2,971,725

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.
(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
(3)Notional amount is stated in U.S. Dollars unless otherwise noted.
(4)Represents floating rate.
Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $14,620,879.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $27,574,030.
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Security or a portion of the security has been segregated as collateral for over the counter (OTC) derivatives. At period end, the value of securities pledged amounts to $58,182.
(h)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $3,309,613.

(i)	Security is perpetual in nature with no stated maturity date.
(j)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,321,754,096 or 16.6% of net assets.

(k)	Level 3 security.
(l)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(m)	Principal Only Strips represent the right to receive the monthly principal payments.
(n)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(o)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(p)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(q)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	952,175,343	10,927,513,551	11,659,127,465	30,998,456	14,290	18,106	220,593,825	220,549,715
Fidelity Securities Lending Cash Central Fund	-	7,223,055,787	7,223,047,338	288,850	(8,449)	-	-	-
	952,175,343	18,150,569,338	18,882,174,803	31,287,306	5,841	18,106	220,593,825

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	3,200,008,694	-	3,200,008,694	-

Bank Notes
Financials	74,379,899	-	74,379,899	-

Collateralized Mortgage Obligations	794,531,789	-	794,531,757	32

Commercial Mortgage Securities	2,011,998,582	-	1,795,238,758	216,759,824

Foreign Government and Government Agency Obligations	20,284,347	-	20,284,347	-

Non-Convertible Corporate Bonds
Communication Services	862,247,688	-	862,247,688	-
Consumer Discretionary	105,851,959	-	105,851,959	-
Consumer Staples	195,535,252	-	195,535,252	-
Energy	1,121,541,684	-	1,121,541,684	-
Financials	3,665,618,457	-	3,665,618,457	-
Health Care	395,789,367	-	395,789,367	-
Industrials	381,111,943	-	381,111,943	-
Information Technology	451,640,310	-	451,640,310	-
Materials	40,538,735	-	40,538,735	-
Real Estate	970,928,185	-	970,928,185	-
Utilities	444,390,271	-	444,390,271	-

Preferred Securities
Financials	7,012,727	-	7,012,727	-

U.S. Government Agency - Mortgage Securities	7,243,782,483	-	7,243,782,483	-

U.S. Treasury Obligations	18,393,326,139	-	18,393,326,139	-

Money Market Funds	220,593,825	220,593,825	-	-

Purchased Swaptions	8,826,531	-	8,826,531	-
Total Investments in Securities:	40,609,938,867	220,593,825	40,172,585,186	216,759,856
Derivative Instruments:

Assets
Futures Contracts	1,247,431	1,247,431	-	-
Swaps	6,709,907	-	6,709,907	-
Total Assets	7,957,338	1,247,431	6,709,907	-

Liabilities
Futures Contracts	(7,058,290)	(7,058,290)	-	-
Swaps	(1,161,773)	-	(1,161,773)	-
Total Liabilities	(8,220,063)	(7,058,290)	(1,161,773)	-
Total Derivative Instruments:	(262,725)	(5,810,859)	5,548,134	-
Other Financial Instruments:

TBA Sale Commitments	(1,342,342,613)	-	(1,342,342,613)	-
Total Other Financial Instruments:	(1,342,342,613)	-	(1,342,342,613)	-
Financial Statements

Statement of Assets and Liabilities

As of August 31, 2026
Assets
Investments in securities, at value - unaffiliated issuers	$40,389,345,042
Investments in securities, at value - affiliated issuers	220,593,825
Receivable for investments sold	380,799,324
Receivable for TBA sale commitments	1,347,820,063
Receivable for fund shares sold	1,107,187,532
Interest receivable	287,497,103
Distributions receivable from affiliated funds	1,300,732
Receivable for variation margin on centrally cleared swaps	169,502
Bi-lateral OTC swaps, at value	3,130,615
Other receivables	599,663
Total assets	43,738,443,401
Liabilities
Payable to custodian bank	3
Payable for investments purchased	1,278,247,437
Payable for investments purchased, delayed delivery	2,963,248,788
TBA sale commitments, at value	1,342,342,613
Payable for swaps	22,781
Payable for fund shares redeemed	64,440,263
Distributions payable	21,185
Bi-lateral OTC swaps, at value	554,206
Payable for variation margin on futures contracts	1,145,148
Other payables and accrued expenses	241,051
Total liabilities	5,650,263,475
Net Assets	$38,088,179,926
Net assets consist of:
Paid in capital	43,044,610,324
Total accumulated earnings (loss)	(4,956,430,398)
Net Assets	$38,088,179,926

Net Asset Value and Maximum Offering
Net Asset Value, offering price and redemption price per share ($38,088,179,926/3,846,705,253 shares)	$9.90

Other Information
Unaffiliated issuers, cost	42,525,673,566
Affiliated issuers, cost	220,569,505
Statement of Operations

Year ended August 31, 2026

Investment Income
Dividends - unaffiliated issuers	$479,925
Dividends - affiliated issuers	31,287,306
Interest	1,613,470,772
Total investment income	1,645,238,003
Expenses
Custodian fees and expenses	419,392
Independent trustees' fees and expenses	81,366
Total expenses	500,758
Expense reductions	(41,671)
Total expenses after reductions	459,087
Net investment income (loss)	1,644,778,916
Net realized gain (loss)
Investments - unaffiliated issuers	(356,772,825)
Investments - affiliated issuers	5,841
Futures contracts	(50,401,232)
Swaps	9,177,316
Written options	1,187,183
Net realized gain (loss)	(396,803,717)
Change in net unrealized appreciation (depreciation)
Investments - unaffiliated issuers	(540,713,650)
Investments - affiliated issuers	18,106
Futures contracts	(13,159,348)
Swaps	16,156,993
TBA sale commitments	19,858,546
Total change in net unrealized appreciation (depreciation)	(517,839,353)
Net gain (loss)	(914,643,070)
Net increase (decrease) in net assets resulting from operations	$730,135,846
Other Information
Income from securities lending - Affiliated Issuers	288,850

Statement of Changes in Net Assets
	Year ended August 31, 2026	Year ended August 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,644,778,916	$1,570,932,117
Net realized gain (loss)	(396,803,717)	(348,530,582)
Change in net unrealized appreciation (depreciation)	(517,839,353)	134,633,851
Net increase (decrease) in net assets resulting from operations	$730,135,846	$1,357,035,386
Distributions to shareholders
Distributions to shareholders	(1,604,224,212)	(1,557,399,628)
Total distributions	(1,604,224,212)	(1,557,399,628)
Net increase (decrease) in net assets resulting from share transactions	1,728,361,543	1,136,484,340
Total increase (decrease) in net assets	854,273,177	936,120,098
Net Assets
Beginning of period	37,233,906,749	36,297,786,651
End of period	$38,088,179,926	$37,233,906,749
Financial Highlights
Fidelity® Series Investment Grade Bond Fund

Years ended August 31,	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$10.13	$10.20	$9.83	$10.22	$11.80
Income from Investment Operations
Net investment income (loss) A, B	.44	.44	.43	.39	.27
Net realized and unrealized gain (loss)	(.24)	(.07)	.36	(.39)	(1.57)
Total from investment operations	.20	.37	.79	.00 C	(1.30)
Distributions
Distributions from net investment income	(.43)	(.44)	(.42)	(.39)	(.28)
Distributions from net realized gain	-	-	-	-	(.01)
Total distributions	(.43)	(.44)	(.42)	(.39)	(.28) J
Net asset value, end of period	$9.90	$10.13	$10.20	$9.83	$10.22
Total Return D	1.99%	3.74%	8.29%	(.01)%	(11.11)%
Ratios and Supplemental Data B, E, F
Ratio of expenses to average net assets before reductions	-% G	-% G	-% G	-% G	-% G
Ratio of expenses to average net assets net of fee waivers, if any	-% G	-% G	-% G	-% G	-% G
Ratio of expenses to average net assets net of all reductions, if any	-% G	-% G	-% G	-% G	-% G
Ratio of net investment income (loss) to average net assets	4.38%	4.41%	4.38%	3.94%	2.47%
Net assets, end of period	$38,088,179,926	$37,233,906,749	$36,297,786,651	$34,476,304,206	$32,875,471,559
Portfolio turnover rate I	169% H	203%	219%	202%	159%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount represents less than $.005 per share.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount represents less than .005%.
HPortfolio turnover rate excludes securities received or delivered in-kind.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JTotal distributions per share do not sum due to rounding.
Notes to Financial Statements

For the period ended August 31, 2026

  1. Organization.
Fidelity® Series Investment Grade Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts.

  2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations, Bank Notes, Foreign Government and Government Agency Obligations, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset-Backed Securities, Collateralized Mortgage Obligations, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities  and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For any foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as movements in the underlying index, interest rate curves, credit spread curves, default possibilities and recovery rates.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of period end is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day.

Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation.

Dividend income for domestic securities is recorded on the ex-dividend date. Certain dividends from any foreign securities where the ex-dividend date may have passed are recorded as soon as a fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

For Treasury Inflation-Protected Securities (TIPS) the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest in the Statement of Operations. If a fund has a significant exposure to TIPS such adjustments may result in negative interest and may have a significant impact on distributions.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

As of August 31, 2026, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences may result in distribution reclassifications.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to: capital loss carryforwards, certain losses related to deflation adjustments on U.S. Treasury inflation-indexed securities, futures transactions, market discount, options transactions, swap agreements, losses deferred due to offsetting positions, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

	Tax Cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation) ($)
Fidelity® Series Investment Grade Bond Fund	42,680,542,944	115,059,647	(2,174,619,542)	(2,059,559,895)

The tax-based components of distributable earnings as of period end were as follows:

	Undistributed ordinary income ($)	Capital loss carryforward ($)	Net unrealized appreciation (depreciation) on securities and other investments ($)
Fidelity® Series Investment Grade Bond Fund	17,592,126	(2,907,675,795)	(2,066,346,730)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity® Series Investment Grade Bond Fund	(1,043,205,820)	(1,864,469,975)	(2,907,675,795)

The tax character of distributions paid was as follows:

August 31, 2026
	Ordinary Income ($)	Total ($)
Fidelity® Series Investment Grade Bond Fund	1,604,224,212	1,604,224,212

August 31, 2025
	Ordinary Income ($)	Total ($)
Fidelity® Series Investment Grade Bond Fund	1,557,399,628	1,557,399,628

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The value of these commitments and proceeds to be received at contractual settlement date are reflected in the Statement of Assets and Liabilities as "TBA sale commitments, at value" and "Receivable for TBA sale commitments," respectively. A fund realizes a gain or loss on settlement, either through the acquisition of an offsetting TBA purchase commitment on or before the sale commitment date, or by delivery of the securities under the commitment.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

  3. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments.
The Fund's investment objectives allow for various types of derivative instruments, including options, futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options, bi-lateral swaps a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund.

A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade.

Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Derivative Instruments by Primary Risk Exposure. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the value of derivatives at period end, as well as the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Values of Derivative Assets ($)	Values of Derivative Liabilities ($)	Net Realized Gain (Loss) ($)	Change in Net Unrealized Appreciation (Depreciation) ($)
Fidelity® Series Investment Grade Bond Fund
Credit Risk
Swaps	3,130,615	(554,206)	(1,787,926)	1,592,234
Total Credit Risk	3,130,615	(554,206)	(1,787,926)	1,592,234
Interest Rate Risk
Futures Contracts	1,247,431	(7,058,290)	(50,401,232)	(13,159,348)
Swaps	3,579,292	(607,567)	10,965,242	14,564,759
Purchased Swaptions	8,826,531	-	(6,740,496)	5,258,667
Written Swaptions	-	-	1,187,183	-
Total Interest Rate Risk	13,653,254	(7,665,857)	(44,989,303)	6,664,078

Totals	16,783,869	(8,220,063)	(46,777,229)	8,256,312

Value of Derivative Assets/Liabilities Legend
For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-item(s).

For futures contracts, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end variation margin is included in receivable or payable for variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).

For purchased options, gross value is included in the Statement of Assets and Liabilities in the investments in securities, at value line-item.

For centrally cleared swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end variation margin for centrally cleared swaps is included in receivable or payable for variation margin on centrally cleared swaps, and the net cumulative appreciation (depreciation) for centrally cleared swaps is included in total accumulated earnings (loss).

Derivative Instruments Volume. The table below summarizes derivative instruments volume during the period. The average amount for forward foreign currency contracts represents contract value, and the average amount for all other derivative types represents notional amount, as applicable.

Average Amount ($)
Fidelity® Series Investment Grade Bond Fund
Futures Contracts	2,408,406,033
Purchased Swaptions	677,878,333
Written Swaptions	79,329,167
Swaps	1,382,208,342

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuation in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily. Subsequent payments from or to a fund are made as needed depending on the fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. OTC options, such as swaptions, which are options where the underlying instrument is a swap, were used to manage exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These payments, if any, are included in receivable or payable for variation margin on centrally cleared swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps".

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

  4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities, and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity® Series Investment Grade Bond Fund	32,379,782,808	31,475,752,494

  5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provides the Fund with investment management related services.

The Fund does not pay a management fee for these services.

Under the management contract, the investment adviser pays all other operating expenses, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity® Series Investment Grade Bond Fund	$132,744

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Affiliated Exchanges In-Kind. Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

August 31, 2026
	Shares	Total Proceeds ($)
Fidelity® Series Investment Grade Bond Fund	8,966,091	88,853,963

  6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit.

The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

  7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations in dividends - affiliated issuers. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending income - unaffiliated issuers. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)

Fidelity® Series Investment Grade Bond Fund	31,379	-	-

  8. Expense Reductions.
Through arrangements with the custodian, credits realized as a result of certain uninvested cash balances were used to reduce expenses. All of the applicable credits are presented in the table below.

Custodian Credits ($)
Fidelity® Series Investment Grade Bond Fund	41,671

  9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended ($)	Year ended ($)
	August 31, 2026	August 31, 2025
Fidelity® Series Investment Grade Bond Fund
Fidelity® Series Investment Grade Bond Fund	1,604,224,212	1,557,399,628
Total	1,604,224,212	1,557,399,628

  10. Share Transactions.
Share transactions were as follows and may contain in kind transactions, automatic conversions between classes or exchanges between affiliated funds as applicable:

	Shares	Shares	Dollars	Dollars
	Year ended	Year ended	Year ended ($)	Year ended ($)
	August 31, 2026	August 31, 2025	August 31, 2026	August 31, 2025

Fidelity® Series Investment Grade Bond Fund
Shares sold	817,380,506	709,643,605	8,269,532,704	7,117,016,704
Reinvestment of distributions	158,354,405	154,863,267	1,603,409,883	1,557,389,339
Shares redeemed	(803,381,713)	(750,299,161)	(8,144,581,044)	(7,537,921,703)
Net increase (decrease)	172,353,198	114,207,711	1,728,361,543	1,136,484,340

  11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

  12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Series Investment Grade Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Series Investment Grade Bond Fund (one of the funds constituting Fidelity Salem Street Trust, referred to hereafter as the "Fund") as of August 31, 2026, the related statement of operations for the year ended August 31, 2026, the statement of changes in net assets for each of the two years in the period ended August 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2026 and the financial highlights for each of the five years in the period ended August 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 15, 2026
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 47.73% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $1,604,224,212 of distributions paid during the fiscal year ended 2026 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in the first quarter of 2027 of amounts for use in preparing 2026 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.873109.117
LIG-ANN-1026
Fidelity® Series Short-Term Credit Fund

Annual Report
August 31, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Series Short-Term Credit Fund
Schedule of Investments August 31, 2026
Showing Percentage of Net Assets
Asset-Backed Securities - 12.4%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 1.5%
Dryden 108 CLO Ltd / Dryden 108 CLO LLC Series 2026-108A Class A1R2, CME Term SOFR 3 month Index + 1.22%, 4.9492% 7/18/2037 (c)(d)(e)	1,130,000	1,130,424
Golden Tree Loan Management US CLO 1 Ltd Series 2026-12A Class AR2, CME Term SOFR 3 month Index + 1.2%, 4.9292% 7/20/2036 (c)(d)(e)	1,130,000	1,133,484
Hartwick Park CLO Ltd Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.16%, 4.8892% 1/20/2037 (c)(d)(e)	928,000	928,000
Neuberger Berman Loan Advisers Nbla CLO 50 Ltd / Neuberger Berman Ln Series 2026-50A Class AR2, CME Term SOFR 3 month Index + 1.04%, 4.7922% 7/23/2036 (c)(d)(e)	1,230,000	1,230,649
Valley Stream Park CLO Ltd / Valley Stream Park CLO LLC Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.19%, 4.9192% 1/20/2037 (c)(d)(e)	698,000	698,653
TOTAL BAILIWICK OF JERSEY		5,121,210
CANADA - 0.0%
Chesapeake Funding II LLC Series 2024-1A Class A1, 5.52% 5/15/2036 (c)	86,972	87,256
GRAND CAYMAN (UK OVERSEAS TER) - 4.1%
AIMCO CLO Series 2026-BA Class AR3, CME Term SOFR 3 month Index + 1.2%, 4.9929% 4/16/2037 (c)(d)(e)	1,160,000	1,161,453
Barings CLO Ltd Series 2024-3A Class A1RR, CME Term SOFR 3 month Index + 1.14%, 4.8692% 1/20/2036 (c)(d)(e)	800,000	800,326
Benefit Street Partners CLO XXV Ltd Series 2025-25A Class A1R, CME Term SOFR 3 month Index + 1%, 4.7529% 1/15/2035 (c)(d)(e)	673,000	673,406
Buckhorn Park CLO Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.07%, 4.7992% 7/18/2034 (c)(d)(e)	1,130,000	1,131,290
Dryden 68 CLO Ltd Series 2024-68A Class ARR, CME Term SOFR 3 month Index + 1.1%, 4.8529% 7/15/2035 (c)(d)(e)	1,054,000	1,054,905
Flatiron CLO 28 Ltd / Flatiron CLO LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.08%, 4.8329% 7/15/2036 (c)(d)(e)	1,737,000	1,737,152
Flatiron CLO Ltd Series 2026-1AR Class AR3, CME Term SOFR 3 month Index + 0.9%, 0% 11/16/2036 (c)(d)(e)	880,000	880,000
FTAI MRE Cayman Ltd Series 2026-1A Class A, 5.632% 6/15/2051 (c)	244,792	243,810
Invesco CLO Ltd Series 2025-3A Class A1R, CME Term SOFR 3 month Index + 1.08%, 4.8132% 10/22/2034 (c)(d)(e)	850,000	851,178
Madison Park Funding XLV Ltd / Madison Park Funding XLV LLC Series 2024-45A Class ARR, CME Term SOFR 3 month Index + 1.08%, 4.8329% 7/15/2034 (c)(d)(e)	1,047,000	1,047,483
Magnetite XXII Ltd / Magnetite XXII LLC Series 2024-22A Class ARR, CME Term SOFR 3 month Index + 1.25%, 5.0029% 7/15/2036 (c)(d)(e)	1,168,000	1,168,919
OHA Credit Funding 22 Ltd Series 2025-22A Class A1, CME Term SOFR 3 month Index + 1.33%, 5.0592% 7/20/2038 (c)(d)(e)	956,000	956,519
Palmer Square Loan Funding Ltd / Palmer Square Loan Funding LLC Series 2025-2A Class A1, CME Term SOFR 3 month Index + 0.94%, 4.6929% 7/15/2033 (c)(d)(e)	1,055,677	1,055,968
Voya CLO Ltd / Voya CLO LLC Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.25%, 4.9792% 4/20/2035 (c)(d)(e)	892,000	892,208
Voya CLOLtd / Voya CLO LLC Series 2026-4AR Class A1R3, CME Term SOFR 3 month Index + 1.19%, 4.9604% 10/15/2037 (c)(d)(e)	700,000	700,000
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		14,354,617
UNITED STATES - 6.8%
Affirm Asset Securitization Trust Series 2025-X2 Class A, 4.45% 10/15/2030 (c)	234,566	234,627
Affirm Asset Securitization Trust Series 2026-X1 Class A, 4.27% 4/15/2031 (c)	794,969	794,678
Affirm Master Trust Series 2026-1A Class A, 4.37% 2/15/2034 (c)	635,000	630,510
Ally Auto Receivables Trust Series 2024-1 Class A3, 5.08% 12/15/2028	85,329	85,559
Amur Equipment Finance Receivables XV LLC Series 2025-1A Class A2, 4.7% 9/22/2031 (c)	490,345	490,755
AutoNation Finance Trust Series 2026-1A Class A3, 4.03% 8/12/2030 (c)	220,000	218,289
Avis Budget Rental Car Funding AESOP LLC Series 2025-1A Class A, 4.8% 8/20/2029 (c)	175,000	174,671
Avis Budget Rental Car Funding AESOP LLC Series 2025-3A Class A, 4.17% 2/20/2030 (c)	560,000	550,187
Avis Budget Rental Car Funding AESOP LLC Series 2026-3A Class A, 4.82% 4/20/2031 (c)	100,000	99,170
Axis Equipment Finance Receivables LLC Series 2026-1A Class A2, 4.73% 11/21/2033 (c)	250,000	249,884
BofA Auto Trust Series 2024-1A Class A3, 5.35% 11/15/2028 (c)	34,490	34,633
CarMax Auto Owner Trust Series 2026-2 Class A3, 4.22% 6/16/2031	780,000	772,251
Carmax Select Receivables Trust Series 2026-B Class A3, 4.64% 12/16/2030	265,000	264,546
Carvana Auto Receivables Trust Series 2026-P2 Class A3, 4.77% 4/10/2031	325,000	324,725
Carvana Auto Receivables Trust Series 2026-P3 Class A3, 4.88% 8/11/2031	125,000	124,648
CCG Receivables Trust Series 2026-1 Class A2, 4.45% 1/17/2034 (c)	175,000	174,441
Chesapeake IV Funding DAC Series 2026-1A Class A3, 4.47% 2/15/2030 (c)	350,000	349,095
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/2028 (c)	90,929	91,198
CWABS Inc Asset-Backed Certificates Series 2004-2 Class 3A4, CME Term SOFR 1 month Index + 0.6145%, 4.2818% 7/25/2034 (d)(e)	66,097	64,792
DLLAA Series 2023-1A Class A3, 5.64% 2/22/2028 (c)	42,556	42,771
DLLAD Series 2024-1A Class A3, 5.3% 7/20/2029 (c)	70,676	71,158
Enterprise Fleet Financing LLC Series 2025-1 Class A3, 4.82% 2/20/2029 (c)	670,000	672,049
Exeter Automobile Receivables Trust Series 2026-3A Class A3, 4.47% 7/15/2030	980,000	978,179
Exeter Automobile Receivables Trust Series 2026-4A, 4.56% 10/15/2030	375,000	374,449
Flatiron CLO 23 LLC Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.24%, 4.9895% 4/17/2036 (c)(d)(e)	1,178,000	1,178,310
Flatiron RR CLO 22 LLC Series 2025-2A Class AR, CME Term SOFR 3 month Index + 0.91%, 4.6629% 10/15/2034 (c)(d)(e)	890,000	889,504
Fordf Series 2025-1 Class A1, 4.63% 4/15/2030	730,000	729,571
Fordf Series 2025-1 Class B, 4.84% 4/15/2030	365,000	364,988
GMF Floorplan Owner Revolving Trust Series 2026-1A Class A1, 4.57% 5/15/2031 (c)	640,000	637,861
GreenSky Home Improvement Issuer Trust Series 2025-2A Class A2, 4.93% 6/25/2060 (c)	15,127	15,146
Greensky Home Improvement Issuer Trust Series 2026-A Class A1, 4.67% 12/15/2070 (c)	860,000	859,155
Haloan Series 2026-1A Class A, 5.39% 8/20/2041 (c)	265,000	264,510
Juniper Valley Park CLO LLC Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1.08%, 4.8092% 7/20/2036 (c)(d)(e)	1,250,000	1,249,993
Kubota Credit Owner Trust Series 2024-2A Class A3, 5.26% 11/15/2028 (c)	165,437	166,312
M&T Bank Auto Receivables Trust Series 2026-1A Class A3, 4.66% 6/16/2031 (c)	930,000	929,125
M&T Equipment Notes Series 2026-1A Class A3, 4.8% 11/18/2030 (c)	50,000	49,900
Merchants Fleet Funding LLC Series 2025-1A Class A, 4.49% 1/20/2039 (c)	410,000	409,270
Oportun Issuance Trust Series 2025-B Class A, 4.88% 5/9/2033 (c)	620,000	619,145
Oportun Issuance Trust Series 2025-C Class A, 4.49% 7/8/2033 (c)	270,000	268,446
Optn Series 2026-A Class A, 4.32% 1/9/2034 (c)	100,000	98,954
PEAC Solutions Receivables LLC Series 2026-1A Class A2, 4.27% 10/20/2028 (c)	250,000	249,163
Pk Alift Loan Funding 7 LP Series 2025-2 Class A, 4.75% 3/15/2043 (c)	294,039	290,093
Pk Alift Loan Funding Series 2026-2 Class A, 5.217% 2/15/2044 (c)	250,000	248,325
RCKTL Series 2025-2A Class A, 4.48% 11/27/2034 (c)	52,526	52,543
Reach ABS Trust Series 2025-2A Class A, 4.93% 8/18/2032 (c)	164,093	164,326
Reach ABS Trust Series 2026-2A Class A, 4.34% 2/15/2035 (c)	162,633	162,470
RKTL Series 2026-1A Class A, 4.07% 2/26/2035 (c)	278,553	277,966
RKTL Series 2026-3A Class A, 4.51% 8/27/2035 (c)	190,000	189,854
Rocket Mortgage Trust Series 2025-1A Class A, 4.9% 7/25/2034 (c)	15,410	15,422
SoFi Consumer Loan Program Trust Series 2025-3 Class A, 4.47% 8/15/2034 (c)	94,346	94,334
Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-CA Class A3, 4.11% 4/20/2029 (c)	882,000	875,669
Stellantis Financial Underwritten Enhanced Lease Trust Series 2026-AA Class A3, 4.35% 11/20/2029 (c)	1,072,000	1,065,333
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 month Index + 0.9745%, 4.6418% 9/25/2034 (d)(e)	88,329	93,762
USAA Auto Owner Trust Series 2025-1A Class A3, 4.49% 6/17/2030 (c)	330,000	329,975
Verizon Master Trust Series 2024-8 Class A1A, 4.62% 11/20/2030	1,170,000	1,172,010
Volkswagen Credit Auto Master Trust Series 2026-1A Class A, 4.71% 5/20/2031 (c)	715,000	714,522
Wheels Fleet Lease Funding LLC Series 2025-2A Class A1, 4.41% 5/18/2040 (c)	979,097	976,409
World Omni Select Auto Trust Series 2025-A Class A3, 4.08% 8/15/2031	180,000	178,553
TOTAL UNITED STATES		23,748,184
TOTAL ASSET-BACKED SECURITIES (Cost $43,340,719)		43,311,267

Bank Notes - 0.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.3%
Financials - 0.3%
Banks - 0.3%
Morgan Stanley Bank NA 4.968% 7/14/2028 (d) (Cost $999,999)	1,000,000	1,002,781

Collateralized Mortgage Obligations - 1.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.0%
Angel Oak Mortgage Trust 2026-2 Series 2026-2 Class A1FC, 4.628% 2/25/2071 (c)(d)	446,686	440,919
BRAVO Residential Funding Trust Series 2026-NQM3 Class A1FC, 4.922% 11/25/2065 (c)(g)	246,901	244,570
BRAVO Residential Funding Trust Series 2026-NQM5 Class A1FC, 5.36% 6/25/2066 (c)(d)	628,882	626,459
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (c)(d)	40,758	40,615
Fannie Mae Guaranteed REMIC Series 2001-40 Class Z, 6% 8/25/2031	11,024	11,170
Fannie Mae Guaranteed REMIC Series 2015-27 Class KF, U.S. 30-Day Avg. SOFR Index + 0.4145%, 4.0577% 5/25/2045 (d)(e)	182,270	180,731
Fannie Mae Guaranteed REMIC Series 2016-42 Class FL, U.S. 30-Day Avg. SOFR Index + 0.4645%, 4.1077% 7/25/2046 (d)(e)	173,102	172,886
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3949 Class MK, 4.5% 10/15/2034	130,590	129,059
Olit Series 2025-HB1 Class A, 3% 6/25/2038 (c)(d)	108,593	106,462
Olit Series 2025-HB2 Class A, 3% 11/25/2038 (c)(d)	48,961	47,845
Olit Series 2026-HB2 Class A, 3% 5/25/2039 (c)(d)	218,783	214,395
Olit Series 2026-HB3 Class A, 3% 6/25/2039 (c)(d)	75,293	73,750
PRPM LLC Series 2024-RPL2 Class A1, 3.5% 5/25/2054 (c)(d)	403,800	391,890
Sequoia Mortgage Trust Series 2004-6 Class A3B, CME Term SOFR 6 month Index + 1.3083%, 5.0516% 7/20/2034 (d)(e)	696	650
Verus Securitization Trust Series 2026-R2 Class A1FC, 5.282% 10/25/2067 (c)(g)	638,560	635,582
TOTAL UNITED STATES		3,316,983
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,328,830)		3,316,983

Commercial Mortgage Securities - 4.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 4.3%
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 5.3816% 6/15/2040 (c)(d)(e)	990,000	994,950
ARES Commercial Mortgage Trust Series 2026-RTL Class A, CME Term SOFR 1 month Index + 1.3%, 4.85% 8/15/2043 (c)(d)(e)	100,000	100,125
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (c)	1,041,877	1,035,670
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 4.9814% 3/15/2041 (c)(d)(e)(f)	278,532	278,880
BMP Commercial Mortgage Trust Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 5.0111% 6/15/2041 (c)(d)(e)	639,000	639,398
Bridge Commercial Mortgage Trust Series 2026-MF Class A, CME Term SOFR 1 month Index + 1.25%, 4.8892% 6/15/2039 (c)(d)(e)	1,112,000	1,113,390
BX 2025-DIME Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 4.7892% 2/15/2035 (c)(d)(e)	695,000	693,221
BX 2025-ROIC Trust Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 4.783% 3/15/2030 (c)(d)(e)(f)	915,757	914,044
BX Commercial Mortgage 2025 Trust Series 2025-SPOT Class A, CME Term SOFR 1 month Index + 1.4434%, 5.0826% 4/15/2040 (c)(d)(e)	642,664	643,468
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 4.932% 12/15/2039 (c)(d)(e)	96,363	96,543
BX Commercial Mortgage Trust Series 2024-MDHS Class A, 5.2805% 5/15/2041 (c)(d)	384,921	385,523
BX Commercial Mortgage Trust Series 2026-XL6 Class A, CME Term SOFR 1 month Index + 1.2%, 4.8392% 3/15/2043 (c)(d)(e)	329,290	329,496
BX Series 2026-ORBT Class A, 5.0392% 7/15/2043 (c)(d)	345,000	345,863
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.0812% 2/15/2039 (c)(d)(e)(f)	352,454	353,115
BX Trust Series 2026-ALOHA Class A, 4.9892% 4/15/2043 (c)(d)	326,000	326,815
BX Trust Series 2026-CIP Class A, CME Term SOFR 1 month Index + 1.2%, 4.8392% 5/15/2038 (c)(d)(e)	546,828	547,512
BX Trust Series 2026-LBTY Class A, CME Term SOFR 1 month Index + 1.25%, 4.9% 8/15/2048 (c)(d)(e)	164,000	164,103
BX Trust Series 2026-LP3 Class A, 5.0192% 4/15/2043 (c)(d)	410,113	411,394
CF Hippolyta Issuer LLC Series 2021-1A Class A1, 1.53% 3/15/2061 (c)	3,095,211	2,336,178
EQT Trust Series 2026-IND1 Class A, CME Term SOFR 1 month Index + 1.3%, 4.8392% 7/15/2041 (c)(d)(e)	231,000	231,289
Extended Stay America Trust Series 2025-ESH Class A, CME Term SOFR 1 month Index + 1.3%, 4.9392% 10/15/2042 (c)(d)(e)	544,774	545,795
Extended Stay America Trust Series 2026-ESH2 Class A, CME Term SOFR 1 month Index + 1.2%, 4.8392% 2/15/2043 (c)(d)(e)(f)	437,542	437,815
JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-BKWD Class A, CME Term SOFR 1 month Index + 1.6145%, 5.2545% 9/15/2029 (c)(d)(e)	342,495	337,153
LBA Trust Series 2026-LBA6 Class A, CME Term SOFR 1 month Index + 1.2%, 4.85% 7/15/2043 (c)(d)(e)	180,000	180,000
Plym Commercial Mortgage Trust Series 2026-IND Class A, CME Term SOFR 1 month Index + 1.25%, 4.8892% 3/15/2043 (c)(d)(e)	630,552	630,946
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 4.8821% 12/15/2039 (c)(d)(e)	519,000	519,324
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class A, CME Term SOFR 1 month Index + 1.7913%, 5.4305% 10/15/2041 (c)(d)(e)	492,000	489,540
TOTAL UNITED STATES		15,081,550
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $15,849,496)		15,081,550

Non-Convertible Corporate Bonds - 75.1%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
Glencore Funding LLC 4.907% 4/1/2028 (c)	307,000	307,472
Glencore Funding LLC 5.4% 5/8/2028 (c)	900,000	907,467

TOTAL AUSTRALIA		1,214,939
CANADA - 1.9%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Rogers Communications Inc 5% 2/15/2029	380,000	379,834
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Alimentation Couche-Tard Inc 4.148% 9/29/2028 (c)	877,000	865,856
Energy - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
Canadian Natural Resources Ltd 3.85% 6/1/2027	500,000	497,416
Enbridge Inc 4.2% 11/20/2028	577,000	570,251
Enbridge Inc 4.6% 6/20/2028	165,000	164,615
Enbridge Inc 5.3% 4/5/2029	380,000	383,905
South Bow USA Infrastructure Holdings LLC 4.911% 9/1/2027	1,429,000	1,430,332
TransCanada PipeLines Ltd 4.25% 5/15/2028	1,140,000	1,131,502
TOTAL ENERGY		4,178,021
Financials - 0.1%
Banks - 0.1%
Canadian Imperial Bank of Commerce 4.857% 3/30/2029 (d)	450,000	450,517
Materials - 0.2%
Chemicals - 0.2%
Nutrien Ltd 4.9% 3/27/2028	620,000	621,400
TOTAL CANADA		6,495,628
FRANCE - 1.2%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Orange SA 4% 1/13/2029 (c)	461,000	452,636
Financials - 1.1%
Banks - 1.1%
BNP Paribas SA 4.792% 5/9/2029 (c)(d)	1,400,000	1,395,951
Societe Generale SA 5.249% 5/22/2029 (c)(d)	1,360,000	1,364,152
Societe Generale SA 6.446% 1/10/2029 (c)(d)	974,000	992,369
TOTAL FINANCIALS		3,752,472
TOTAL FRANCE		4,205,108
GERMANY - 3.2%
Consumer Discretionary - 1.9%
Automobiles - 1.9%
BMW Finance NV 2.85% 8/14/2029 (c)	380,000	358,800
BMW US Capital LLC 4.3% 3/17/2028 (c)	1,170,000	1,162,416
BMW US Capital LLC 4.9% 4/2/2029 (c)	390,000	389,518
Mercedes-Benz Finance North America LLC 4.25% 3/10/2029 (c)	970,000	954,781
Mercedes-Benz Finance North America LLC 4.75% 8/1/2027 (c)	1,250,000	1,253,545
Volkswagen Group of America Finance LLC 4.95% 8/15/2029 (c)	2,000,000	1,988,644
Volkswagen Group of America Finance LLC 6% 11/16/2026 (c)	550,000	552,052
TOTAL CONSUMER DISCRETIONARY		6,659,756
Financials - 1.0%
Capital Markets - 1.0%
Deutsche Bank AG/New York NY 5.706% 2/8/2028 (d)	1,500,000	1,506,618
Deutsche Bank AG/New York NY 6.72% 1/18/2029 (d)	1,790,000	1,832,825
TOTAL FINANCIALS		3,339,443
Health Care - 0.2%
Pharmaceuticals - 0.2%
Bayer US Finance II LLC 4.375% 12/15/2028 (c)	750,000	740,034
Industrials - 0.1%
Machinery - 0.1%
Daimler Truck Finance North America LLC 5.125% 9/25/2027 (c)	399,000	401,450
TOTAL GERMANY		11,140,683
IRELAND - 1.8%
Financials - 1.1%
Consumer Finance - 1.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.125% 2/28/2029	1,696,000	1,664,084
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027	2,006,000	2,026,904
TOTAL FINANCIALS		3,690,988
Industrials - 0.7%
Transportation Infrastructure - 0.7%
Avolon Holdings Funding Ltd 2.528% 11/18/2027 (c)	439,000	427,024
Avolon Holdings Funding Ltd 4.2% 4/15/2029 (c)	763,000	744,976
Avolon Holdings Funding Ltd 4.95% 1/15/2028 (c)	811,000	812,171
Avolon Holdings Funding Ltd 5.75% 3/1/2029 (c)	489,000	495,461
TOTAL INDUSTRIALS		2,479,632
TOTAL IRELAND		6,170,620
ITALY - 0.7%
Utilities - 0.7%
Electric Utilities - 0.7%
ENEL Finance International NV 4.125% 9/30/2028 (c)	390,000	384,899
ENEL Finance International NV 4.625% 6/15/2027 (c)	900,000	900,499
ENEL Finance International NV 5.125% 6/26/2029 (c)	1,230,000	1,237,758

TOTAL ITALY		2,523,156
JAPAN - 2.3%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.5%
NTT Finance Corp 4.567% 7/16/2027 (c)	200,000	200,042
NTT Finance Corp 4.62% 7/16/2028 (c)	1,700,000	1,692,272
TOTAL COMMUNICATION SERVICES		1,892,314
Consumer Discretionary - 0.4%
Automobiles - 0.4%
Honda Motor Co Ltd 4.436% 7/8/2028	1,250,000	1,241,239
Consumer Staples - 0.2%
Tobacco - 0.2%
Japan Tobacco Inc 4.85% 5/15/2028 (c)	627,000	628,677
Financials - 1.2%
Banks - 1.2%
Mitsubishi UFJ Financial Group Inc 5.354% 9/13/2028 (d)	900,000	905,984
Mitsubishi UFJ Financial Group Inc 5.422% 2/22/2029 (d)	1,000,000	1,009,598
Mizuho Financial Group Inc 5.414% 9/13/2028 (d)	2,400,000	2,418,265
TOTAL FINANCIALS		4,333,847
TOTAL JAPAN		8,096,077
NETHERLANDS - 1.4%
Financials - 0.9%
Banks - 0.9%
Cooperatieve Rabobank UA 5.564% 2/28/2029 (c)(d)	1,500,000	1,518,492
ING Groep NV 4.55% 10/2/2028	1,500,000	1,494,013
TOTAL FINANCIALS		3,012,505
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
NXP BV / NXP Funding LLC / NXP USA Inc 4.3% 6/18/2029	1,530,000	1,504,551
NXP BV / NXP Funding LLC / NXP USA Inc 4.3% 8/19/2028	293,000	290,008
TOTAL INFORMATION TECHNOLOGY		1,794,559
TOTAL NETHERLANDS		4,807,064
SPAIN - 0.7%
Financials - 0.7%
Banks - 0.7%
Banco Santander SA 5.365% 7/15/2028 (d)	2,400,000	2,414,231
SWITZERLAND - 0.3%
Financials - 0.3%
Capital Markets - 0.3%
UBS Group AG 3.869% 1/12/2029 (c)(d)	1,063,000	1,050,820
UNITED KINGDOM - 5.9%
Consumer Staples - 1.8%
Tobacco - 1.8%
BAT Capital Corp 2.259% 3/25/2028	2,000,000	1,926,186
BAT International Finance PLC 4.448% 3/16/2028	2,000,000	1,992,167
Imperial Brands Finance PLC 3.875% 7/26/2029 (c)	390,000	378,288
Imperial Brands Finance PLC 4.5% 6/30/2028 (c)	886,000	881,098
Imperial Brands Finance PLC 6.125% 7/27/2027 (c)	1,098,000	1,111,195
TOTAL CONSUMER STAPLES		6,288,934
Financials - 4.1%
Banks - 4.1%
Barclays PLC 5.086% 2/25/2029 (d)	1,400,000	1,403,631
Barclays PLC 5.674% 3/12/2028 (d)	1,250,000	1,257,740
Barclays PLC 6.496% 9/13/2027 (d)	2,370,000	2,371,589
HSBC Holdings PLC 4.899% 3/3/2029 (d)	995,000	996,496
HSBC Holdings PLC 5.597% 5/17/2028 (d)	496,000	499,175
HSBC Holdings PLC 6.161% 3/9/2029 (d)	1,500,000	1,529,440
Lloyds Banking Group PLC 3.574% 11/7/2028 (d)	460,000	454,191
Lloyds Banking Group PLC 5.087% 11/26/2028 (d)	282,000	283,237
Lloyds Banking Group PLC 5.871% 3/6/2029 (d)	2,570,000	2,611,510
NatWest Group PLC 5.516% 9/30/2028 (d)	1,820,000	1,836,668
NatWest Group PLC U.S. SOFR Index + 1.1%, 4.7462% 5/23/2029 (d)(e)	1,101,000	1,106,983
TOTAL FINANCIALS		14,350,660
TOTAL UNITED KINGDOM		20,639,594
UNITED STATES - 55.4%
Communication Services - 2.0%
Diversified Telecommunication Services - 0.7%
AT&T Inc 1.65% 2/1/2028	1,925,000	1,846,036
QTS Central Issuer LLC/ QTS TRS Central Issuer LLC 6.625% 9/1/2031 (c)	111,000	109,413
Verizon Communications Inc 4.329% 9/21/2028	618,000	617,442
		2,572,891
Media - 0.8%
Charter Communications Operating LLC / Charter Communications Operating Capital 3.75% 2/15/2028	2,000,000	1,959,844
Charter Communications Operating LLC / Charter Communications Operating Capital 5.05% 3/30/2029	760,000	753,675
		2,713,519
Wireless Telecommunication Services - 0.5%
T-Mobile USA Inc 2.05% 2/15/2028	600,000	578,166
T-Mobile USA Inc 2.4% 3/15/2029	1,220,000	1,149,429
		1,727,595
TOTAL COMMUNICATION SERVICES		7,014,005
Consumer Discretionary - 4.9%
Automobiles - 2.8%
American Honda Finance Corp 4.4% 9/5/2029	390,000	383,830
American Honda Finance Corp 4.55% 4/10/2028	199,000	198,340
American Honda Finance Corp 4.9% 7/9/2027	1,000,000	1,003,389
General Motors Financial Co Inc 4.2% 10/27/2028	476,000	469,569
General Motors Financial Co Inc 4.75% 4/6/2029	2,660,000	2,644,466
General Motors Financial Co Inc 5.55% 7/15/2029	750,000	760,517
General Motors Financial Co Inc 5.8% 1/7/2029	930,000	947,234
General Motors Financial Co Inc 6% 1/9/2028	750,000	760,807
Hyundai Capital America 4.5% 6/16/2028 (c)	579,000	575,724
Hyundai Capital America 4.6% 4/6/2028 (c)	970,000	966,491
Hyundai Capital America 4.875% 6/23/2027 (c)	1,130,000	1,134,135
		9,844,502
Broadline Retail - 0.9%
Amazon.com Inc 4% 3/13/2029	2,000,000	1,965,779
Amazon.com Inc 4.6% 7/9/2029	1,140,000	1,134,788
		3,100,567
Household Durables - 0.3%
Toll Brothers Finance Corp 4.875% 3/15/2027	1,000,000	1,000,762
Leisure Products - 0.2%
Mattel Inc 3.75% 4/1/2029 (c)	840,000	808,697
Specialty Retail - 0.7%
AutoNation Inc 4.45% 1/15/2029	1,060,000	1,045,227
Lowe's Cos Inc 3.95% 10/15/2027	1,260,000	1,251,335
		2,296,562
TOTAL CONSUMER DISCRETIONARY		17,051,090
Consumer Staples - 1.2%
Consumer Staples Distribution & Retail - 0.2%
Mars Inc 4.6% 3/1/2028 (c)	987,000	986,598
Food Products - 0.6%
Bunge Ltd Finance Corp 4.1% 1/7/2028	698,000	693,029
Conagra Brands Inc 4.85% 11/1/2028	670,000	667,224
Mondelez International Inc 4.25% 5/6/2028	630,000	625,705
		1,985,958
Tobacco - 0.4%
Philip Morris International Inc 5.25% 9/7/2028	1,220,000	1,233,046
TOTAL CONSUMER STAPLES		4,205,602
Energy - 3.3%
Oil, Gas & Consumable Fuels - 3.3%
Columbia Pipelines Holding Co LLC 6.042% 8/15/2028 (c)	1,250,000	1,275,752
DCP Midstream Operating LP 5.625% 7/15/2027	1,555,000	1,566,416
Energy Transfer LP 6% 2/1/2029 (c)	900,000	904,627
EQT Corp 3.9% 10/1/2027	361,000	357,841
EQT Corp 5.7% 4/1/2028	1,270,000	1,287,148
Marathon Petroleum Corp 3.8% 4/1/2028	930,000	917,271
ONEOK Inc 4.25% 9/24/2027	1,272,000	1,268,538
ONEOK Inc 5.625% 1/15/2028 (c)	890,000	896,141
Phillips 66 3.9% 3/15/2028	630,000	624,506
Targa Resources Corp 4.35% 1/15/2029	106,000	104,933
Targa Resources Partners LP / Targa Resources Partners Finance Corp 5% 1/15/2028	910,000	909,353
Williams Cos Inc/The 4.9% 3/15/2029	380,000	380,528
Williams Cos Inc/The 5.3% 8/15/2028	890,000	898,980
TOTAL ENERGY		11,392,034
Financials - 28.8%
Banks - 13.3%
Bank of America Corp 4.623% 5/9/2029 (d)	1,360,000	1,357,048
Bank of America Corp 4.948% 7/22/2028 (d)	5,000,000	5,014,179
Bank of America Corp 5.202% 4/25/2029 (d)	7,000,000	7,046,510
Citigroup Inc 3.52% 10/27/2028 (d)	2,107,000	2,079,824
Citigroup Inc 3.668% 7/24/2028 (d)	1,400,000	1,387,496
Citigroup Inc 3.887% 1/10/2028 (d)	2,000,000	1,995,663
Citigroup Inc 4.075% 4/23/2029 (d)	1,700,000	1,681,302
Huntington Bancshares Inc/OH 6.208% 8/21/2029 (d)	1,100,000	1,126,256
JPMorgan Chase & Co 2.182% 6/1/2028 (d)	1,000,000	981,934
JPMorgan Chase & Co 4.323% 4/26/2028 (d)	1,500,000	1,497,132
JPMorgan Chase & Co 4.851% 7/25/2028 (d)	5,000,000	5,011,774
JPMorgan Chase & Co 4.979% 7/22/2028 (d)	1,000,000	1,003,596
JPMorgan Chase & Co 4.995% 7/22/2030 (d)	1,000,000	1,000,675
PNC Financial Services Group Inc/The 5.354% 12/2/2028 (d)	2,000,000	2,018,219
Santander Holdings USA Inc 6.499% 3/9/2029 (d)	989,000	1,010,166
Truist Financial Corp 4.873% 1/26/2029 (d)	1,120,000	1,120,849
US Bancorp 4.653% 2/1/2029 (d)	2,100,000	2,097,236
US Bancorp 5.775% 6/12/2029 (d)	500,000	508,454
Wells Fargo & Co 2.393% 6/2/2028 (d)	1,780,000	1,750,832
Wells Fargo & Co 3.526% 3/24/2028 (d)	1,400,000	1,392,065
Wells Fargo & Co 3.584% 5/22/2028 (d)	1,000,000	992,874
Wells Fargo & Co 4.808% 7/25/2028 (d)	2,000,000	2,003,337
Wells Fargo & Co 4.97% 4/23/2029 (d)	910,000	913,125
Wells Fargo & Co 5.707% 4/22/2028 (d)	1,500,000	1,510,461
		46,501,007
Capital Markets - 8.9%
Ares Capital Corp 5.55% 1/15/2030	770,000	762,443
Ares Strategic Income Fund 4.85% 1/15/2029	864,000	848,741
Ares Strategic Income Fund 5.45% 9/9/2028	872,000	868,709
Ares Strategic Income Fund 5.7% 3/15/2028	270,000	270,721
Athene Global Funding 4.95% 1/7/2027 (c)	1,134,000	1,135,802
Athene Global Funding 5.516% 3/25/2027 (c)	3,000,000	3,014,722
Blackstone Private Credit Fund 7.3% 11/27/2028	1,300,000	1,340,440
Equitable America Global Funding 4.65% 6/9/2028 (c)	522,000	519,714
Equitable America Global Funding 4.95% 6/25/2029 (c)	1,136,000	1,132,740
GA Global Funding Trust 4.4% 9/23/2027 (c)	1,610,000	1,604,699
GA Global Funding Trust 5.5% 1/8/2029 (c)	380,000	382,213
Goldman Sachs Group Inc/The 2.64% 2/24/2028 (d)	2,138,000	2,119,113
Goldman Sachs Group Inc/The 3.615% 3/15/2028 (d)	1,400,000	1,393,059
Goldman Sachs Group Inc/The 4.223% 5/1/2029 (d)	1,130,000	1,118,745
Goldman Sachs Group Inc/The 4.482% 8/23/2028 (d)	1,000,000	997,989
Goldman Sachs Group Inc/The 4.937% 4/23/2028 (d)	910,000	911,949
HPS Corporate Lending Fund 4.9% 9/11/2028	395,000	388,425
HPS Corporate Lending Fund 5.15% 4/2/2029 (c)	392,000	382,654
HPS Corporate Lending Fund 5.3% 6/5/2027	1,068,000	1,068,910
LPL Holdings Inc 4.9% 4/3/2028	485,000	484,545
Morgan Stanley 3.591% 7/22/2028 (d)	1,000,000	989,903
Morgan Stanley 3.772% 1/24/2029 (d)	2,111,000	2,084,471
Morgan Stanley 4.133% 10/18/2029 (d)	1,060,000	1,043,036
Morgan Stanley 5.123% 2/1/2029 (d)	1,507,000	1,515,298
Morgan Stanley 5.164% 4/20/2029 (d)	1,630,000	1,640,578
Morgan Stanley 6.296% 10/18/2028 (d)	880,000	896,175
Sammons Financial Group Global Funding 5.05% 1/10/2028 (c)	1,000,000	999,266
Sammons Financial Group Global Funding 5.1% 12/10/2029 (c)	950,000	942,670
		30,857,730
Consumer Finance - 3.3%
American Express Co 4.731% 4/25/2029 (d)	1,100,000	1,100,601
Capital One Financial Corp 7.149% 10/29/2027 (d)	2,000,000	2,007,959
Ford Motor Credit Co LLC 5.113% 5/3/2029	540,000	535,104
Ford Motor Credit Co LLC 5.303% 9/6/2029	1,800,000	1,794,333
Ford Motor Credit Co LLC 5.431% 8/13/2029	303,000	302,933
Ford Motor Credit Co LLC 5.8% 3/5/2027	1,500,000	1,507,383
Ford Motor Credit Co LLC 5.8% 3/8/2029	1,300,000	1,310,499
Stellantis Financial Services US Corp 4.95% 9/15/2028 (c)	400,000	396,575
Stellantis Financial Services US Corp 5.4% 6/15/2029 (c)	1,152,000	1,137,915
Toyota Motor Credit Corp 3.65% 1/8/2029	1,270,000	1,243,403
		11,336,705
Financial Services - 0.9%
CNH Industrial Capital LLC 4.55% 4/10/2028	1,450,000	1,443,220
Fiserv Inc 5.45% 3/2/2028	900,000	906,466
Global Payments Inc 4.5% 11/15/2028	963,000	949,622
		3,299,308
Insurance - 2.4%
Aon Corp 3.75% 5/2/2029	790,000	766,105
Brown & Brown Inc 4.7% 6/23/2028	236,000	235,340
Corebridge Global Funding 4.65% 8/20/2027 (c)	424,000	424,510
Corebridge Global Funding 5.2% 6/24/2029 (c)	760,000	764,049
Equitable Financial Life Global Funding 4.875% 11/19/2027 (c)	380,000	380,479
Liberty Mutual Group Inc 4.569% 2/1/2029 (c)	730,000	723,170
Lincoln Financial Global Funding 5.3% 1/13/2030 (c)	701,000	704,161
MassMutual Global Funding II 4% 1/22/2029 (c)	364,000	357,277
Principal Life Global Funding II 4.65% 5/18/2029 (c)	1,150,000	1,139,935
RGA Global Funding 4.35% 8/25/2028 (c)	1,300,000	1,286,414
Western-Southern Global Funding 4.25% 1/29/2029 (c)	800,000	787,510
Western-Southern Global Funding 4.5% 7/16/2028 (c)	740,000	734,322
		8,303,272
TOTAL FINANCIALS		100,298,022
Health Care - 1.9%
Biotechnology - 0.3%
Amgen Inc 5.15% 3/2/2028	900,000	905,506
Health Care Equipment & Supplies - 0.1%
Augusta SpinCo Corp 4.398% 3/23/2029	479,000	473,304
Health Care Providers & Services - 1.5%
Centene Corp 2.45% 7/15/2028	570,000	543,016
Cigna Group/The 4.375% 10/15/2028	630,000	625,206
CVS Health Corp 3.25% 8/15/2029	1,160,000	1,108,372
CVS Health Corp 4.3% 3/25/2028	1,610,000	1,598,799
CVS Health Corp 5.4% 6/1/2029	560,000	567,582
HCA Inc 5% 3/1/2028	590,000	592,054
Icon Investments Six DAC 5.064% 8/13/2029 (c)	200,000	199,604
		5,234,633
TOTAL HEALTH CARE		6,613,443
Industrials - 2.2%
Aerospace & Defense - 1.0%
Boeing Co 3.2% 3/1/2029	1,350,000	1,297,849
Boeing Co 5.15% 5/1/2030	1,000,000	1,002,891
Boeing Co 6.259% 5/1/2027	1,010,000	1,020,775
		3,321,515
Professional Services - 0.3%
Leidos Inc 4.1% 3/15/2029	1,085,000	1,063,458
Trading Companies & Distributors - 0.9%
Aircastle Ltd 5.95% 2/15/2029 (c)	710,000	723,967
Sumisho Air Lease Corp 3.625% 4/1/2027	1,919,000	1,909,228
Sumisho Air Lease Corp 4.4% 3/24/2028 (c)	533,000	529,697
Sumisho Air Lease Corp 4.5% 3/24/2029 (c)	142,000	140,196
		3,303,088
TOTAL INDUSTRIALS		7,688,061
Information Technology - 3.2%
Electronic Equipment, Instruments & Components - 1.1%
Amphenol Corp 3.9% 11/15/2028	630,000	619,789
Dell International LLC / EMC Corp 4.75% 4/1/2028	2,120,000	2,121,786
Dell International LLC / EMC Corp 5% 4/1/2030	493,000	491,971
Dell International LLC / EMC Corp 5.3% 10/1/2029	380,000	383,721
		3,617,267
IT Services - 0.6%
CDW LLC / CDW Finance Corp 2.67% 12/1/2026	940,000	935,619
CDW LLC / CDW Finance Corp 4.25% 4/1/2028	1,000,000	985,929
		1,921,548
Semiconductors & Semiconductor Equipment - 0.3%
Microchip Technology Inc 4.9% 3/15/2028	1,139,000	1,140,924
Software - 0.9%
Oracle Corp 2.8% 4/1/2027	1,000,000	989,901
Oracle Corp 4.55% 2/4/2029	370,000	361,617
Oracle Corp 4.8% 8/3/2028	1,300,000	1,290,594
Roper Technologies Inc 4.25% 9/15/2028	580,000	573,834
		3,215,946
Technology Hardware, Storage & Peripherals - 0.3%
Hewlett Packard Enterprise Co 4.15% 9/15/2028	580,000	572,766
Hewlett Packard Enterprise Co 4.4% 9/25/2027	566,000	564,927
		1,137,693
TOTAL INFORMATION TECHNOLOGY		11,033,378
Materials - 0.5%
Chemicals - 0.4%
Chevron Phillips Chemical Co LLC / Chevron Phillips Chemical Co LP 3.7% 6/1/2028 (c)	1,020,000	1,001,107
Mosaic Co/The 4.35% 1/15/2029	486,000	477,985
		1,479,092
Construction Materials - 0.1%
Amrize Finance US LLC 4.7% 4/7/2028	297,000	296,870
TOTAL MATERIALS		1,775,962
Real Estate - 1.8%
Diversified REITs - 0.7%
Vici Properties LP / Vici Note Co Inc 4.625% 12/1/2029 (c)	390,000	380,864
VICI Properties LP 4.75% 2/15/2028	910,000	908,060
VICI Properties LP 4.75% 4/1/2028	987,000	984,126
		2,273,050
Office REITs - 0.2%
Kilroy Realty LP 4.25% 8/15/2029	750,000	727,027
Real Estate Management & Development - 0.5%
Essex Portfolio LP 1.7% 3/1/2028	670,000	640,413
Extra Space Storage LP 5.7% 4/1/2028	990,000	1,003,063
		1,643,476
Residential REITs - 0.0%
Sun Communities Operating LP 2.3% 11/1/2028	400,000	378,878
Specialized REITs - 0.4%
American Tower Corp 5.25% 7/15/2028	890,000	896,396
Equinix Inc 5% 8/15/2029	400,000	399,858
		1,296,254
TOTAL REAL ESTATE		6,318,685
Utilities - 5.6%
Electric Utilities - 3.7%
Cleveland Electric Illuminating Co/The 3.5% 4/1/2028 (c)	950,000	929,622
Cleveland Electric Illuminating Co/The 5% 2/15/2030 (c)	299,000	298,635
Duke Energy Corp 4.3% 3/15/2028	630,000	626,215
Duke Energy Corp 5% 12/8/2027	900,000	903,632
Emera US Finance LLC 4.5% 4/1/2029	1,420,000	1,402,160
Eversource Energy 5.45% 3/1/2028	380,000	383,567
Exelon Corp 5.15% 3/15/2028	1,000,000	1,006,325
Exelon Corp 5.15% 3/15/2029	286,000	288,074
FirstEnergy Pennsylvania Electric Co 5.2% 4/1/2028 (c)	900,000	906,020
Georgia Power Co 4.6% 6/15/2029	1,150,000	1,145,845
Jersey Central Power & Light Co 4.15% 1/15/2029	717,000	707,387
Monongahela Power Co 4.45% 8/15/2029 (c)	534,000	527,919
NextEra Energy Capital Holdings Inc 4.685% 9/1/2027	601,000	602,462
Pinnacle West Capital Corp 4.65% 6/1/2029	1,150,000	1,142,721
Pinnacle West Capital Corp 4.9% 5/15/2028	212,000	212,470
Southern Co/The 4.85% 6/15/2028	1,240,000	1,243,105
Vistra Operations Co LLC 4.3% 7/15/2029 (c)	390,000	380,159
Vistra Operations Co LLC 5.05% 12/30/2026 (c)	323,000	323,645
		13,029,963
Gas Utilities - 0.3%
CenterPoint Energy Resources Corp 5.25% 3/1/2028	900,000	907,844
Independent Power and Renewable Electricity Producers - 0.5%
AES Corp/The 5.2% 7/15/2029	53,000	53,011
AES Corp/The 5.45% 6/1/2028	1,530,000	1,541,456
		1,594,467
Multi-Utilities - 1.1%
DTE Energy Co 3.4% 6/15/2029	400,000	383,990
DTE Energy Co 4.875% 6/1/2028	770,000	771,397
NiSource Inc 5.25% 3/30/2028	900,000	907,356
Public Service Enterprise Group Inc 5.85% 11/15/2027	890,000	902,481
WEC Energy Group Inc 5.15% 10/1/2027	1,000,000	1,006,183
		3,971,407
TOTAL UTILITIES		19,503,681
TOTAL UNITED STATES		192,893,963
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $261,459,107)		261,651,883

U.S. Government Agency - Mortgage Securities - 0.9%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.9%
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	221,678	215,242
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039	112,422	109,158
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	296,188	287,589
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2049 (b)	2,024,555	1,943,633
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2034	488,698	493,567
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2031	63	64
Freddie Mac Gold Pool 8.5% 6/1/2027	295	297
Freddie Mac Gold Pool 8.5% 7/1/2028	9	9
Freddie Mac Gold Pool 8.5% 8/1/2027	735	741
Freddie Mac Gold Pool 8.5% 8/1/2027	62	63
Ginnie Mae I Pool 7% 1/15/2028	231	231
Ginnie Mae I Pool 7% 1/15/2028	90	90
Ginnie Mae I Pool 7% 1/15/2029	403	407
Ginnie Mae I Pool 7% 1/15/2029	84	85
Ginnie Mae I Pool 7% 1/15/2031	283	287
Ginnie Mae I Pool 7% 1/15/2032	124	126
Ginnie Mae I Pool 7% 10/15/2028	640	646
Ginnie Mae I Pool 7% 10/15/2028	403	407
Ginnie Mae I Pool 7% 10/15/2028	46	46
Ginnie Mae I Pool 7% 11/15/2027	65	65
Ginnie Mae I Pool 7% 11/15/2028	673	680
Ginnie Mae I Pool 7% 11/15/2028	126	127
Ginnie Mae I Pool 7% 12/15/2028	118	119
Ginnie Mae I Pool 7% 12/15/2028	105	105
Ginnie Mae I Pool 7% 12/15/2029	86	87
Ginnie Mae I Pool 7% 2/15/2028	32	32
Ginnie Mae I Pool 7% 2/15/2031	128	130
Ginnie Mae I Pool 7% 2/15/2032	131	134
Ginnie Mae I Pool 7% 3/15/2031	238	242
Ginnie Mae I Pool 7% 3/15/2031	98	99
Ginnie Mae I Pool 7% 3/15/2031	41	42
Ginnie Mae I Pool 7% 3/15/2032	805	819
Ginnie Mae I Pool 7% 3/15/2032	463	472
Ginnie Mae I Pool 7% 4/15/2028	1,157	1,161
Ginnie Mae I Pool 7% 4/15/2028	105	106
Ginnie Mae I Pool 7% 4/15/2028	59	59
Ginnie Mae I Pool 7% 4/15/2029	442	445
Ginnie Mae I Pool 7% 4/15/2029	35	35
Ginnie Mae I Pool 7% 4/15/2032	401	408
Ginnie Mae I Pool 7% 4/15/2032	337	343
Ginnie Mae I Pool 7% 5/15/2029	377	381
Ginnie Mae I Pool 7% 5/15/2031	2,598	2,645
Ginnie Mae I Pool 7% 5/15/2032	259	263
Ginnie Mae I Pool 7% 6/15/2028	248	249
Ginnie Mae I Pool 7% 6/15/2028	130	131
Ginnie Mae I Pool 7% 6/15/2032	1,660	1,689
Ginnie Mae I Pool 7% 6/15/2032	630	642
Ginnie Mae I Pool 7% 7/15/2028	1,314	1,323
Ginnie Mae I Pool 7% 7/15/2028	418	422
Ginnie Mae I Pool 7% 7/15/2028	140	141
Ginnie Mae I Pool 7% 7/15/2029	419	425
Ginnie Mae I Pool 7% 7/15/2029	130	131
Ginnie Mae I Pool 7% 7/15/2031	1,535	1,560
Ginnie Mae I Pool 7% 7/15/2031	288	292
Ginnie Mae I Pool 7% 8/15/2028	1,017	1,027
Ginnie Mae I Pool 7% 8/15/2028	594	599
Ginnie Mae I Pool 7% 8/15/2028	120	121
Ginnie Mae I Pool 7% 8/15/2032	11,443	11,628
Ginnie Mae I Pool 7% 8/15/2032	621	634
Ginnie Mae I Pool 7% 8/15/2032	183	186
Ginnie Mae I Pool 7% 9/15/2028	899	906
Ginnie Mae I Pool 7% 9/15/2028	152	153
TOTAL UNITED STATES		3,083,946
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $3,374,600)		3,083,946

U.S. Treasury Obligations - 5.2%
	Yield (%) (h)	Principal Amount (a)	Value ($)
US Treasury Notes 3.625% 3/31/2030	3.95 to 4.38	11,052,000	10,751,955
US Treasury Notes 4.125% 7/15/2029	4.25	2,908,100	2,886,062
US Treasury Notes 4.25% 8/15/2029	4.40	4,529,400	4,510,292
TOTAL U.S. TREASURY OBLIGATIONS (Cost $18,279,697)			18,148,309

Money Market Funds - 0.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i) (Cost $2,897,556)	3.69	2,896,983	2,897,562

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $349,530,004)	348,494,281
NET OTHER ASSETS (LIABILITIES) - 0.0%	159,235
NET ASSETS - 100.0%	348,653,516

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CBOT 2Y US Treasury Notes Contracts (United States)	373	12/2026	76,569,906	(189,627)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $579,546.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $115,187,896 or 33.0% of net assets.

(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)	Level 3 security.
(g)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	5,798,608	111,569,347	114,470,675	102,379	276	6	2,897,562	2,896,983
Fidelity Securities Lending Cash Central Fund	-	11,200,849	11,200,849	49	-	-	-	-
	5,798,608	122,770,196	125,671,524	102,428	276	6	2,897,562

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	43,311,267	-	43,311,267	-

Bank Notes
Financials	1,002,781	-	1,002,781	-

Collateralized Mortgage Obligations	3,316,983	-	3,316,983	-

Commercial Mortgage Securities	15,081,550	-	13,097,696	1,983,854

Non-Convertible Corporate Bonds
Communication Services	9,738,789	-	9,738,789	-
Consumer Discretionary	24,952,085	-	24,952,085	-
Consumer Staples	11,989,069	-	11,989,069	-
Energy	15,570,055	-	15,570,055	-
Financials	136,693,505	-	136,693,505	-
Health Care	7,353,477	-	7,353,477	-
Industrials	10,569,143	-	10,569,143	-
Information Technology	12,827,937	-	12,827,937	-
Materials	3,612,301	-	3,612,301	-
Real Estate	6,318,685	-	6,318,685	-
Utilities	22,026,837	-	22,026,837	-

U.S. Government Agency - Mortgage Securities	3,083,946	-	3,083,946	-

U.S. Treasury Obligations	18,148,309	-	18,148,309	-

Money Market Funds	2,897,562	2,897,562	-	-
Total Investments in Securities:	348,494,281	2,897,562	343,612,865	1,983,854
Derivative Instruments:

Liabilities
Futures Contracts	(189,627)	(189,627)	-	-
Total Liabilities	(189,627)	(189,627)	-	-
Total Derivative Instruments:	(189,627)	(189,627)	-	-
Financial Statements

Statement of Assets and Liabilities

As of August 31, 2026
Assets
Investments in securities, at value - unaffiliated issuers	$345,596,719
Investments in securities, at value - affiliated issuers	2,897,562
Receivable for investments sold	2,819,485
Receivable for fund shares sold	59,358
Interest receivable	3,940,432
Distributions receivable from affiliated funds	12,331
Receivable for variation margin on futures contracts	14,017
Total assets	355,339,904
Liabilities
Payable for investments purchased	6,090,469
Payable for fund shares redeemed	593,298
Other payables and accrued expenses	2,621
Total liabilities	6,686,388
Net Assets	$348,653,516
Net assets consist of:
Paid in capital	380,823,666
Total accumulated earnings (loss)	(32,170,150)
Net Assets	$348,653,516

Net Asset Value and Maximum Offering
Net Asset Value, offering price and redemption price per share ($348,653,516/35,065,164 shares)	$9.94

Other Information
Unaffiliated issuers, cost	346,632,448
Affiliated issuers, cost	2,897,556
Statement of Operations

Year ended August 31, 2026

Investment Income
Dividends - affiliated issuers	$102,428
Interest	18,426,864
Total investment income	18,529,292
Expenses
Custodian fees and expenses	14,830
Independent trustees' fees and expenses	872
Total expenses	15,702
Expense reductions	(5,258)
Total expenses after reductions	10,444
Net investment income (loss)	18,518,848
Net realized gain (loss)
Investments - unaffiliated issuers	253,270
Investments - affiliated issuers	276
Futures contracts	(801,049)
Net realized gain (loss)	(547,503)
Change in net unrealized appreciation (depreciation)
Investments - unaffiliated issuers	(4,632,785)
Investments - affiliated issuers	6
Futures contracts	(311,556)
Total change in net unrealized appreciation (depreciation)	(4,944,335)
Net gain (loss)	(5,491,838)
Net increase (decrease) in net assets resulting from operations	$13,027,010
Other Information
Income from securities lending - Affiliated Issuers	49

Statement of Changes in Net Assets
	Year ended August 31, 2026	Year ended August 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$18,518,848	$21,013,301
Net realized gain (loss)	(547,503)	(825,570)
Change in net unrealized appreciation (depreciation)	(4,944,335)	2,969,586
Net increase (decrease) in net assets resulting from operations	$13,027,010	$23,157,317
Distributions to shareholders
Distributions to shareholders	(18,723,623)	(19,807,993)
Total distributions	(18,723,623)	(19,807,993)
Net increase (decrease) in net assets resulting from share transactions	(74,748,964)	(54,358,205)
Total increase (decrease) in net assets	(80,445,577)	(51,008,881)
Net Assets
Beginning of period	429,099,093	480,107,974
End of period	$348,653,516	$429,099,093
Financial Highlights
Fidelity® Series Short-Term Credit Fund

Years ended August 31,	2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$10.09	$10.01	$9.66	$9.61	$10.17
Income from Investment Operations
Net investment income (loss) A, B	.47	.46	.38	.26	.14
Net realized and unrealized gain (loss)	(.14)	.06	.32	.03	(.52)
Total from investment operations	.33	.52	.70	.29	(.38)
Distributions
Distributions from net investment income	(.48)	(.44)	(.35)	(.24)	(.14) C
Distributions from net realized gain	-	-	-	-	(.04) C
Total distributions	(.48)	(.44)	(.35)	(.24)	(.19) D
Net asset value, end of period	$9.94	$10.09	$10.01	$9.66	$9.61
Total Return E	3.28%	5.26%	7.40%	3.04%	(3.73)%
Ratios and Supplemental Data B, F, G
Ratio of expenses to average net assets before reductions	-% H	-% H	-% H	-% H	-% H
Ratio of expenses to average net assets net of fee waivers, if any	-% H	-% H	-% H	-% H	-% H
Ratio of expenses to average net assets net of all reductions, if any	-% H	-% H	-% H	-% H	-% H
Ratio of net investment income (loss) to average net assets	4.69%	4.60%	3.91%	2.72%	1.36%
Net assets, end of period	$348,653,516	$429,099,093	$480,107,974	$554,619,765	$603,543,510
Portfolio turnover rate I	76%	67%	72%	41%	36%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAmount represents less than .005%.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended August 31, 2026

  1. Organization.
Fidelity® Series Short-Term Credit Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts.

  2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations, Bank Notes and Non-Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset-Backed Securities, Collateralized Mortgage Obligations, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities  may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For any foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of period end is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day.

Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation.

Dividend income for domestic securities is recorded on the ex-dividend date. Certain dividends from any foreign securities where the ex-dividend date may have passed are recorded as soon as a fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

As of August 31, 2026, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences may result in distribution reclassifications.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to: capital loss carryforwards, futures transactions, market discount, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

	Tax Cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation) ($)
Fidelity® Series Short-Term Credit Fund	348,134,598	2,456,021	(2,096,338)	359,683

The tax-based components of distributable earnings as of period end were as follows:

	Undistributed ordinary income ($)	Capital loss carryforward ($)	Net unrealized appreciation (depreciation) on securities and other investments ($)
Fidelity® Series Short-Term Credit Fund	1,822,530	(34,352,362)	359,683

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity® Series Short-Term Credit Fund	(9,614,280)	(24,738,082)	(34,352,362)

The tax character of distributions paid was as follows:

August 31, 2026
	Ordinary Income ($)	Total ($)
Fidelity® Series Short-Term Credit Fund	18,723,623	18,723,623

August 31, 2025
	Ordinary Income ($)	Total ($)
Fidelity® Series Short-Term Credit Fund	19,807,993	19,807,993

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

  3. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments.
The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund.

Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Derivative Instruments by Primary Risk Exposure. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the value of derivatives at period end, as well as the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Values of Derivative Assets ($)	Values of Derivative Liabilities ($)	Net Realized Gain (Loss) ($)	Change in Net Unrealized Appreciation (Depreciation) ($)
Fidelity® Series Short-Term Credit Fund
Interest Rate Risk
Futures Contracts	-	(189,627)	(801,049)	(311,556)
Total Interest Rate Risk	-	(189,627)	(801,049)	(311,556)

Totals	-	(189,627)	(801,049)	(311,556)

Value of Derivative Assets/Liabilities Legend
For futures contracts, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end variation margin is included in receivable or payable for variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in total accumulated earnings (loss).

Derivative Instruments Volume. The table below summarizes derivative instruments volume during the period. The average amount for forward foreign currency contracts represents contract value, and the average amount for all other derivative types represents notional amount, as applicable.

Average Amount ($)
Fidelity® Series Short-Term Credit Fund
Futures Contracts	72,210,113

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuation in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily. Subsequent payments from or to a fund are made as needed depending on the fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

  4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities, and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity® Series Short-Term Credit Fund	134,361,348	198,442,728

  5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provides the Fund with investment management related services.

The Fund does not pay a management fee for these services.

Under the management contract, the investment adviser pays all other operating expenses, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

  6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit.

The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

  7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations in dividends - affiliated issuers. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending income - unaffiliated issuers. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)

Fidelity® Series Short-Term Credit Fund	5	-	-

  8. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses to the extent annual operating expenses exceeded certain levels of average net assets.

The following operating expenses are excluded from this reimbursement as applicable:  interest, fees and expenses of the independent Trustees, acquired fund fees and expenses, brokerage commissions, and fees and expenses associated with the securities lending program.

During the period, this reimbursement reduced expenses as presented in the table below.

	Expense Limitation (%)	Expiration Date	Reimbursement ($)
Fidelity® Series Short-Term Credit Fund	0.003	December 31, 2029	2,994

Through arrangements with the custodian, credits realized as a result of certain uninvested cash balances were used to reduce expenses. All of the applicable credits are presented in the table below.

Custodian Credits ($)
Fidelity® Series Short-Term Credit Fund	2,264

  9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended ($)	Year ended ($)
	August 31, 2026	August 31, 2025
Fidelity® Series Short-Term Credit Fund
Fidelity® Series Short-Term Credit Fund	18,723,623	19,807,993
Total	18,723,623	19,807,993

  10. Share Transactions.
Share transactions were as follows and may contain in kind transactions, automatic conversions between classes or exchanges between affiliated funds as applicable:

	Shares	Shares	Dollars	Dollars
	Year ended	Year ended	Year ended ($)	Year ended ($)
	August 31, 2026	August 31, 2025	August 31, 2026	August 31, 2025

Fidelity® Series Short-Term Credit Fund
Shares sold	14,025,189	3,872,200	141,407,760	38,774,937
Reinvestment of distributions	1,857,757	1,973,393	18,642,401	19,807,557
Shares redeemed	(23,338,842)	(11,264,829)	(234,799,125)	(112,940,699)
Net increase (decrease)	(7,455,896)	(5,419,236)	(74,748,964)	(54,358,205)

  11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

  12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Series Short-Term Credit Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Series Short-Term Credit Fund (one of the funds constituting Fidelity Salem Street Trust, referred to hereafter as the "Fund") as of August 31, 2026, the related statement of operations for the year ended August 31, 2026, the statement of changes in net assets for each of the two years in the period ended August 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2026 and the financial highlights for each of the five years in the period ended August 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 14, 2026
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 6.92% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $18,723,623 of distributions paid during the fiscal year ended 2026 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in the first quarter of 2027 of amounts for use in preparing 2026 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9863239.111
SS1-ANN-1026

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	October 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	October 23, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	October 23, 2026